UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04681

Name of Registrant:	Vanguard Bond Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025—December 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Short-Term Bond Index Fund Investor Shares - VBISX

Vanguard Short-Term Bond Index Fund ETF Shares - BSV

Vanguard Short-Term Bond Index Fund Admiral™ Shares - VBIRX

Vanguard Short-Term Bond Index Fund Institutional Shares - VBITX

Vanguard Short-Term Bond Index Fund Institutional Plus Shares - VBIPX

Vanguard Intermediate-Term Bond Index Fund Investor Shares - VBIIX

Vanguard Intermediate-Term Bond Index Fund ETF Shares - BIV

Vanguard Intermediate-Term Bond Index Fund Admiral™ Shares - VBILX

Vanguard Intermediate-Term Bond Index Fund Institutional Shares - VBIMX

Vanguard Intermediate-Term Bond Index Fund Institutional Plus Shares - VBIUX

Vanguard Long-Term Bond Index Fund ETF Shares - BLV

Vanguard Long-Term Bond Index Fund Admiral™ Shares - VBLAX

Vanguard Long-Term Bond Index Fund Institutional Shares - VBLLX

Vanguard Long-Term Bond Index Fund Institutional Plus Shares - VBLIX

Vanguard Inflation-Protected Securities Fund Investor Shares - VIPSX

Vanguard Inflation-Protected Securities Fund Admiral™ Shares - VAIPX

Vanguard Inflation-Protected Securities Fund Institutional Shares - VIPIX

Vanguard Total Bond Market Index Fund Investor Shares - VBMFX

Vanguard Total Bond Market Index Fund ETF Shares - BND

Vanguard Total Bond Market Index Fund Admiral™ Shares - VBTLX

Vanguard Total Bond Market Index Fund Institutional Shares - VBTIX

Vanguard Total Bond Market Index Fund Institutional Plus Shares - VBMPX

Vanguard Total Bond Market Index Fund Institutional Select Shares - VTBSX

Vanguard Total Bond Market II Index Fund Investor Shares - VTBIX

Vanguard Total Bond Market II Index Fund Institutional Shares - VTBNX

Vanguard Short-Term Bond Index Fund
Investor Shares (VBISX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.15%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years outperformed their short-term counterparts.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting but lagged the index return, while corporate bonds outperformed it. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	5.98%	1.43%	2.02%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	6.11%	1.56%	2.17%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$68,159
Number of Portfolio Holdings	3,116
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,995
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	24.9%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	69.4%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR132

Vanguard Short-Term Bond Index Fund
ETF Shares (BSV) NYSE Arca
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years outperformed their short-term counterparts.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting but lagged the index return, while corporate bonds outperformed it. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	6.05%	1.54%	2.12%
ETF Shares Market Price	5.99%	1.53%	2.11%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	6.11%	1.56%	2.17%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$68,159
Number of Portfolio Holdings	3,116
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,995
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	24.9%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	69.4%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR924

Vanguard Short-Term Bond Index Fund
Admiral™ Shares (VBIRX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years outperformed their short-term counterparts.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting but lagged the index return, while corporate bonds outperformed it. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	6.08%	1.52%	2.11%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	6.11%	1.56%	2.17%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$68,159
Number of Portfolio Holdings	3,116
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,995
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	24.9%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	69.4%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5132

Vanguard Short-Term Bond Index Fund
Institutional Shares (VBITX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years outperformed their short-term counterparts.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting but lagged the index return, while corporate bonds outperformed it. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	6.10%	1.54%	2.13%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	6.11%	1.56%	2.17%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$68,159
Number of Portfolio Holdings	3,116
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,995
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	24.9%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	69.4%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was further reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR732

Vanguard Short-Term Bond Index Fund
Institutional Plus Shares (VBIPX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years outperformed their short-term counterparts.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting but lagged the index return, while corporate bonds outperformed it. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of less than 5 years returned more than those with maturities of 5–10 years.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	6.11%	1.55%	2.14%
Bloomberg U.S. 1-5 Year Government/Credit Float Adjusted Index	6.11%	1.56%	2.17%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$68,159
Number of Portfolio Holdings	3,116
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,995
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	24.9%
Sovereign Bonds	4.7%
Taxable Municipal Bonds	0.1%
U.S. Government and Agency Obligations	69.4%
Other Assets and Liabilities—Net	0.9%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was further reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR733

Vanguard Intermediate-Term Bond Index Fund
Investor Shares (VBIIX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.15%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period. Bonds with maturities of 10–15 years reported the highest returns, followed by those with maturities of 5–10 years.
  Within the Fund’s benchmark, Treasuries, industrial company bonds, and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	8.46%	-0.29%	2.39%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	8.76%	-0.15%	2.55%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$50,349
Number of Portfolio Holdings	2,313
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,443
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	37.4%
Sovereign Bonds	4.5%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	56.6%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR314

Vanguard Intermediate-Term Bond Index Fund
ETF Shares (BIV) NYSE Arca
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period. Bonds with maturities of 10–15 years reported the highest returns, followed by those with maturities of 5–10 years.
  Within the Fund’s benchmark, Treasuries, industrial company bonds, and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	8.62%	-0.17%	2.49%
ETF Shares Market Price	8.52%	-0.20%	2.47%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	8.76%	-0.15%	2.55%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$50,349
Number of Portfolio Holdings	2,313
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,443
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	37.4%
Sovereign Bonds	4.5%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	56.6%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR925

Vanguard Intermediate-Term Bond Index Fund
Admiral™ Shares (VBILX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period. Bonds with maturities of 10–15 years reported the highest returns, followed by those with maturities of 5–10 years.
  Within the Fund’s benchmark, Treasuries, industrial company bonds, and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	8.56%	-0.20%	2.47%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	8.76%	-0.15%	2.55%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$50,349
Number of Portfolio Holdings	2,313
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,443
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	37.4%
Sovereign Bonds	4.5%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	56.6%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5314

Vanguard Intermediate-Term Bond Index Fund
Institutional Shares (VBIMX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period. Bonds with maturities of 10–15 years reported the highest returns, followed by those with maturities of 5–10 years.
  Within the Fund’s benchmark, Treasuries, industrial company bonds, and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	8.58%	-0.18%	2.49%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	8.76%	-0.15%	2.55%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$50,349
Number of Portfolio Holdings	2,313
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,443
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	37.4%
Sovereign Bonds	4.5%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	56.6%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was further reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR504

Vanguard Intermediate-Term Bond Index Fund
Institutional Plus Shares (VBIUX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period. Bonds with maturities of 10–15 years reported the highest returns, followed by those with maturities of 5–10 years.
  Within the Fund’s benchmark, Treasuries, industrial company bonds, and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	8.58%	-0.18%	2.50%
Bloomberg U.S. 5-10 Year Government/Credit Float Adjusted Index	8.76%	-0.15%	2.55%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$50,349
Number of Portfolio Holdings	2,313
Portfolio Turnover Rate	55%
Total Investment Advisory Fees (in thousands)	$1,443
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	37.4%
Sovereign Bonds	4.5%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	56.6%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was further reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1874

Vanguard Long-Term Bond Index Fund
ETF Shares (BLV) NYSE Arca
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years had the strongest returns.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting, but industrial company bonds and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of 10–15 years and 15–20 years had the highest returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	6.53%	-4.88%	1.98%
ETF Shares Market Price	6.43%	-4.90%	1.97%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	6.62%	-4.89%	1.98%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$8,535
Number of Portfolio Holdings	2,937
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$265
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	41.8%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.9%
U.S. Government and Agency Obligations	52.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR927

Vanguard Long-Term Bond Index Fund
Admiral™ Shares (VBLAX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.06%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years had the strongest returns.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting, but industrial company bonds and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of 10–15 years and 15–20 years had the highest returns.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: February 7, 2019, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (2/7/2019)
Admiral Shares[1]	6.02%	-4.99%	0.67%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	6.62%	-4.89%	0.76%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	1.90%
[1]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$8,535
Number of Portfolio Holdings	2,937
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$265
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	41.8%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.9%
U.S. Government and Agency Obligations	52.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR2022

Vanguard Long-Term Bond Index Fund
Institutional Shares (VBLLX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years had the strongest returns.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting, but industrial company bonds and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of 10–15 years and 15–20 years had the highest returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares[1]	6.05%	-4.97%	1.94%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	6.62%	-4.89%	1.98%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
[1]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$8,535
Number of Portfolio Holdings	2,937
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$265
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	41.8%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.9%
U.S. Government and Agency Obligations	52.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was further reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR545

Vanguard Long-Term Bond Index Fund
Institutional Plus Shares (VBLIX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  In general, mortgage-backed securities and corporate bonds outperformed Treasuries for the period, and bonds with maturities of 5–15 years had the strongest returns.
  Within the Fund’s benchmark, Treasuries had the heaviest weighting, but industrial company bonds and financial issues contributed the most to results. By credit quality, lower-rated bonds performed best. By maturity, bonds with maturities of 10–15 years and 15–20 years had the highest returns.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares[1]	6.06%	-4.96%	1.95%
Bloomberg U.S. Long Government/Credit Float Adjusted Index	6.62%	-4.89%	1.98%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
[1]	Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$8,535
Number of Portfolio Holdings	2,937
Portfolio Turnover Rate	24%
Total Investment Advisory Fees (in thousands)	$265
Portfolio Composition % of Net Assets (as of December 31, 2025)
Corporate Bonds	41.8%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.9%
U.S. Government and Agency Obligations	52.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Plus Share class was further reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1872

Vanguard Inflation-Protected Securities Fund
Investor Shares (VIPSX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$21	0.20%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund underperformed its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The yield on the nominal 10-year U.S. Treasury note fell 40 basis points over the year, from 4.57% to 4.17%, whereas the yield of the 10-year U.S. Treasury inflation-protected securities note fell 33 basis points, from 2.23% to 1.90%. (A basis point is one-hundredth of a percentage point.)
  Strategic curve positioning and an allocation to nominal Treasuries were the largest detractors from relative returns. Breakeven strategies, on the other hand, added value.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	6.77%	0.92%	2.88%
Bloomberg U.S. Treasury Inflation Protected Securities Index	7.01%	1.13%	3.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$27,586
Number of Portfolio Holdings	96
Portfolio Turnover Rate	60%
Total Investment Advisory Fees (in thousands)	$3,458
Distribution by Stated Maturity % of Net Asset (as of December 31, 2025)
0 - 5 Years	49.8%
5 - 10 Years	36.4%
10 - 15 Years	0.6%
15 - 20 Years	5.2%
20 - 25 Years	3.1%
Over 25 Years	4.4%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR119

Vanguard Inflation-Protected Securities Fund
Admiral™ Shares (VAIPX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund underperformed its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The yield on the nominal 10-year U.S. Treasury note fell 40 basis points over the year, from 4.57% to 4.17%, whereas the yield of the 10-year U.S. Treasury inflation-protected securities note fell 33 basis points, from 2.23% to 1.90%. (A basis point is one-hundredth of a percentage point.)
  Strategic curve positioning and an allocation to nominal Treasuries were the largest detractors from relative returns. Breakeven strategies, on the other hand, added value.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	6.87%	1.03%	2.98%
Bloomberg U.S. Treasury Inflation Protected Securities Index	7.01%	1.13%	3.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$27,586
Number of Portfolio Holdings	96
Portfolio Turnover Rate	60%
Total Investment Advisory Fees (in thousands)	$3,458
Distribution by Stated Maturity % of Net Asset (as of December 31, 2025)
0 - 5 Years	49.8%
5 - 10 Years	36.4%
10 - 15 Years	0.6%
15 - 20 Years	5.2%
20 - 25 Years	3.1%
Over 25 Years	4.4%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR5119

Vanguard Inflation-Protected Securities Fund
Institutional Shares (VIPIX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund underperformed its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  The yield on the nominal 10-year U.S. Treasury note fell 40 basis points over the year, from 4.57% to 4.17%, whereas the yield of the 10-year U.S. Treasury inflation-protected securities note fell 33 basis points, from 2.23% to 1.90%. (A basis point is one-hundredth of a percentage point.)
  Strategic curve positioning and an allocation to nominal Treasuries were the largest detractors from relative returns. Breakeven strategies, on the other hand, added value.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at https://vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	6.98%	1.06%	3.01%
Bloomberg U.S. Treasury Inflation Protected Securities Index	7.01%	1.13%	3.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$27,586
Number of Portfolio Holdings	96
Portfolio Turnover Rate	60%
Total Investment Advisory Fees (in thousands)	$3,458
Distribution by Stated Maturity % of Net Asset (as of December 31, 2025)
0 - 5 Years	49.8%
5 - 10 Years	36.4%
10 - 15 Years	0.6%
15 - 20 Years	5.2%
20 - 25 Years	3.1%
Over 25 Years	4.4%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1190

Vanguard Total Bond Market Index Fund
Investor Shares (VBMFX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.15%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	7.03%	-0.52%	1.89%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$384,844
Number of Portfolio Holdings	17,499
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$11,293
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.1%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR84

Vanguard Total Bond Market Index Fund
ETF Shares (BND) Nasdaq
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	7.11%	-0.40%	2.00%
ETF Shares Market Price	7.08%	-0.44%	1.98%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$384,844
Number of Portfolio Holdings	17,499
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$11,293
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.1%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR928

Vanguard Total Bond Market Index Fund
Admiral™ Shares (VBTLX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	7.15%	-0.42%	1.99%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$384,844
Number of Portfolio Holdings	17,499
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$11,293
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.1%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Admiral Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR584

Vanguard Total Bond Market Index Fund
Institutional Shares (VBTIX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.026%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	7.17%	-0.41%	2.00%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$384,844
Number of Portfolio Holdings	17,499
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$11,293
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.1%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR222

Vanguard Total Bond Market Index Fund
Institutional Plus Shares (VBMPX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.02%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Plus Shares	7.17%	-0.40%	2.01%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$384,844
Number of Portfolio Holdings	17,499
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$11,293
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.1%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.
This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR850

Vanguard Total Bond Market Index Fund
Institutional Select Shares (VTBSX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: June 24, 2016, Through December 31, 2025
Initial Investment of $3,000,000,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (6/24/2016)
Institutional Select Shares	7.18%	-0.38%	1.62%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	1.64%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$384,844
Number of Portfolio Holdings	17,499
Portfolio Turnover Rate	38%
Total Investment Advisory Fees (in thousands)	$11,293
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	2.0%
Corporate Bonds	25.1%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.5%
U.S. Government and Agency Obligations	68.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1884

Vanguard Total Bond Market II Index Fund
Investor Shares (VTBIX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.09%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	7.09%	-0.47%	1.90%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$351,355
Number of Portfolio Holdings	15,635
Portfolio Turnover Rate	107%
Total Investment Advisory Fees (in thousands)	$15,290
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	24.4%
Sovereign Bonds	3.2%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	68.7%
Other Assets and Liabilities—Net	1.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR635

Vanguard Total Bond Market II Index Fund
Institutional Shares (VTBNX)
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.02%
How did the Fund perform during the reporting period?
  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.
  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.
  Even though Treasuries had the heaviest weighting in the index, mortgage-backed securities and corporate bonds outperformed them. By maturity, bonds in the 5- to 15-year range had the strongest returns. Lower-quality bonds outperformed their higher-quality counterparts.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: December 31, 2015, Through December 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	7.17%	-0.40%	1.97%
Bloomberg U.S. Aggregate Float Adjusted Index	7.21%	-0.37%	2.05%
Fund Statistics (as of December 31, 2025)
Fund Net Assets (in millions)	$351,355
Number of Portfolio Holdings	15,635
Portfolio Turnover Rate	107%
Total Investment Advisory Fees (in thousands)	$15,290
Portfolio Composition % of Net Assets (as of December 31, 2025)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	24.4%
Sovereign Bonds	3.2%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	68.7%
Other Assets and Liabilities—Net	1.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR660

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
(a) Audit Fees.	$421,000	$427,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$421,000	$427,000

(e)        (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)          For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)         Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended December 31, 2025	Fiscal Year Ended December 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,947,067	$3,802,420
Tax Fees.	$1,575,446	$2,062,604
All Other Fees.	$25,000	$293,000
Total.	$5,547,513	$6,158,024

(h)        For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended December 31, 2025
Vanguard Bond Index Funds
Vanguard Short-Term Bond Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Long-Term Bond Index Fund

Contents
Short-Term Bond Index Fund	1
Intermediate-Term Bond Index Fund	59
Long-Term Bond Index Fund	108
Report of Independent Registered Public Accounting Firm	163
Tax information	164

Short-Term Bond Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (69.4%)
U.S. Government Securities (69.1%)
United States Treasury Note/Bond	1.500%	1/31/2027	68,830	67,360
United States Treasury Note/Bond	4.125%	1/31/2027	80,274	80,782
United States Treasury Note/Bond	2.250%	2/15/2027	266,750	263,020
United States Treasury Note/Bond	4.125%	2/15/2027	278,411	280,206
United States Treasury Note/Bond	6.625%	2/15/2027	2,000	2,066
United States Treasury Note/Bond	1.125%	2/28/2027	92,680	90,167
United States Treasury Note/Bond	1.875%	2/28/2027	315,754	309,883
United States Treasury Note/Bond	4.125%	2/28/2027	424,092	426,908
United States Treasury Note/Bond	4.250%	3/15/2027	347,993	350,916
United States Treasury Note/Bond	0.625%	3/31/2027	161,820	156,213
United States Treasury Note/Bond	2.500%	3/31/2027	316,950	313,013
United States Treasury Note/Bond	3.875%	3/31/2027	470,752	472,775
United States Treasury Note/Bond	4.500%	4/15/2027	377,183	381,809
United States Treasury Note/Bond	0.500%	4/30/2027	208,340	200,324
United States Treasury Note/Bond	2.750%	4/30/2027	304,354	301,370
United States Treasury Note/Bond	3.750%	4/30/2027	478,631	480,127
United States Treasury Note/Bond	2.375%	5/15/2027	331,150	326,105
United States Treasury Note/Bond	4.500%	5/15/2027	364,724	369,539
United States Treasury Note/Bond	0.500%	5/31/2027	179,710	172,360
United States Treasury Note/Bond	2.625%	5/31/2027	274,508	271,205
United States Treasury Note/Bond	3.875%	5/31/2027	389,975	391,986
United States Treasury Note/Bond	4.625%	6/15/2027	475,774	483,375
United States Treasury Note/Bond	0.500%	6/30/2027	229,315	219,417
United States Treasury Note/Bond	3.250%	6/30/2027	310,875	309,806
United States Treasury Note/Bond	3.750%	6/30/2027	480,643	482,502
United States Treasury Note/Bond	4.375%	7/15/2027	522,125	529,059
United States Treasury Note/Bond	0.375%	7/31/2027	257,315	245,113
United States Treasury Note/Bond	2.750%	7/31/2027	360,387	356,319
United States Treasury Note/Bond	3.875%	7/31/2027	491,609	494,490
United States Treasury Note/Bond	2.250%	8/15/2027	263,991	258,855
United States Treasury Note/Bond	3.750%	8/15/2027	423,214	424,999
United States Treasury Note/Bond	6.375%	8/15/2027	9,718	10,139
United States Treasury Note/Bond	0.500%	8/31/2027	228,775	217,828
United States Treasury Note/Bond	3.125%	8/31/2027	307,840	306,072
United States Treasury Note/Bond	3.625%	8/31/2027	428,159	429,112
United States Treasury Note/Bond	3.375%	9/15/2027	339,389	338,779
United States Treasury Note/Bond	0.375%	9/30/2027	282,720	267,977
United States Treasury Note/Bond	3.500%	9/30/2027	401,671	401,796
United States Treasury Note/Bond	4.125%	9/30/2027	256,185	258,937
United States Treasury Note/Bond	3.875%	10/15/2027	271,141	272,963
United States Treasury Note/Bond	0.500%	10/31/2027	270,385	256,200
United States Treasury Note/Bond	3.500%	10/31/2027	502,090	502,227
United States Treasury Note/Bond	4.125%	10/31/2027	234,579	237,181
United States Treasury Note/Bond	2.250%	11/15/2027	267,655	261,706
United States Treasury Note/Bond	4.125%	11/15/2027	389,412	393,869
United States Treasury Note/Bond	6.125%	11/15/2027	9,140	9,553
United States Treasury Note/Bond	0.625%	11/30/2027	345,820	327,718
United States Treasury Note/Bond	3.375%	11/30/2027	497,270	496,318
United States Treasury Note/Bond	3.875%	11/30/2027	269,960	271,890
United States Treasury Note/Bond	4.000%	12/15/2027	273,147	275,814
United States Treasury Note/Bond	0.625%	12/31/2027	339,535	320,967
United States Treasury Note/Bond	3.375%	12/31/2027	520,490	519,494
United States Treasury Note/Bond	3.875%	12/31/2027	259,512	261,448
United States Treasury Note/Bond	4.250%	1/15/2028	301,645	306,099
United States Treasury Note/Bond	0.750%	1/31/2028	359,387	339,803
United States Treasury Note/Bond	3.500%	1/31/2028	258,811	258,862
United States Treasury Note/Bond	2.750%	2/15/2028	362,130	356,670
United States Treasury Note/Bond	4.250%	2/15/2028	297,930	302,492
United States Treasury Note/Bond	1.125%	2/29/2028	355,552	338,191

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.000%	2/29/2028	259,721	262,430
United States Treasury Note/Bond	3.875%	3/15/2028	308,883	311,369
United States Treasury Note/Bond	1.250%	3/31/2028	338,220	321,917
United States Treasury Note/Bond	3.625%	3/31/2028	212,270	212,842
United States Treasury Note/Bond	3.750%	4/15/2028	108,998	109,577
United States Treasury Note/Bond	1.250%	4/30/2028	361,045	342,979
United States Treasury Note/Bond	3.500%	4/30/2028	248,408	248,369
United States Treasury Note/Bond	2.875%	5/15/2028	374,854	369,509
United States Treasury Note/Bond	3.750%	5/15/2028	188,927	189,968
United States Treasury Note/Bond	1.250%	5/31/2028	376,902	357,365
United States Treasury Note/Bond	3.625%	5/31/2028	244,460	245,100
United States Treasury Note/Bond	3.875%	6/15/2028	271,329	273,682
United States Treasury Note/Bond	1.250%	6/30/2028	313,796	297,003
United States Treasury Note/Bond	4.000%	6/30/2028	251,255	254,190
United States Treasury Note/Bond	3.875%	7/15/2028	92,524	93,315
United States Treasury Note/Bond	1.000%	7/31/2028	364,867	342,362
United States Treasury Note/Bond	4.125%	7/31/2028	252,519	256,297
United States Treasury Note/Bond	2.875%	8/15/2028	379,382	373,306
United States Treasury Note/Bond	3.625%	8/15/2028	150,729	151,123
United States Treasury Note/Bond	5.500%	8/15/2028	9,000	9,419
United States Treasury Note/Bond	1.125%	8/31/2028	358,315	336,606
United States Treasury Note/Bond	4.375%	8/31/2028	278,469	284,376
United States Treasury Note/Bond	3.375%	9/15/2028	215,046	214,198
United States Treasury Note/Bond	1.250%	9/30/2028	335,650	315,747
United States Treasury Note/Bond	4.625%	9/30/2028	278,827	286,723
United States Treasury Note/Bond	3.500%	10/15/2028	337,704	337,414
United States Treasury Note/Bond	1.375%	10/31/2028	324,545	305,782
United States Treasury Note/Bond	4.875%	10/31/2028	312,233	323,320
United States Treasury Note/Bond	3.125%	11/15/2028	348,350	344,458
United States Treasury Note/Bond	3.500%	11/15/2028	141,641	141,492
United States Treasury Note/Bond	5.250%	11/15/2028	62,880	65,641
United States Treasury Note/Bond	1.500%	11/30/2028	321,460	303,403
United States Treasury Note/Bond	4.375%	11/30/2028	320,818	328,124
United States Treasury Note/Bond	3.500%	12/15/2028	236,400	236,151
United States Treasury Note/Bond	1.375%	12/31/2028	361,575	339,457
United States Treasury Note/Bond	3.750%	12/31/2028	355,903	357,933
United States Treasury Note/Bond	1.750%	1/31/2029	353,105	334,567
United States Treasury Note/Bond	4.000%	1/31/2029	381,980	386,874
United States Treasury Note/Bond	2.625%	2/15/2029	406,460	395,187
United States Treasury Note/Bond	5.250%	2/15/2029	7,760	8,143
United States Treasury Note/Bond	1.875%	2/28/2029	354,945	337,170
United States Treasury Note/Bond	4.250%	2/28/2029	369,582	377,089
United States Treasury Note/Bond	2.375%	3/31/2029	307,000	295,847
United States Treasury Note/Bond	4.125%	3/31/2029	391,509	398,116
United States Treasury Note/Bond	2.875%	4/30/2029	288,140	281,814
United States Treasury Note/Bond	4.625%	4/30/2029	428,243	442,194
United States Treasury Note/Bond	2.375%	5/15/2029	292,595	281,440
United States Treasury Note/Bond	2.750%	5/31/2029	317,570	309,110
United States Treasury Note/Bond	4.500%	5/31/2029	413,079	425,052
United States Treasury Note/Bond	3.250%	6/30/2029	291,845	288,562
United States Treasury Note/Bond	4.250%	6/30/2029	482,669	493,039
United States Treasury Note/Bond	2.625%	7/31/2029	265,360	256,736
United States Treasury Note/Bond	4.000%	7/31/2029	516,071	522,844
United States Treasury Note/Bond	1.625%	8/15/2029	191,400	178,720
United States Treasury Note/Bond	3.125%	8/31/2029	236,770	232,811
United States Treasury Note/Bond	3.625%	8/31/2029	446,990	447,095
United States Treasury Note/Bond	3.500%	9/30/2029	534,878	532,538
United States Treasury Note/Bond	3.875%	9/30/2029	263,770	266,078
United States Treasury Note/Bond	4.000%	10/31/2029	245,335	248,613
United States Treasury Note/Bond	4.125%	10/31/2029	461,672	469,715
United States Treasury Note/Bond	1.750%	11/15/2029	188,745	176,300
United States Treasury Note/Bond	3.875%	11/30/2029	227,310	229,246
United States Treasury Note/Bond	4.125%	11/30/2029	528,570	537,820
United States Treasury Note/Bond	3.875%	12/31/2029	207,145	208,958
United States Treasury Note/Bond	4.375%	12/31/2029	438,322	450,136
United States Treasury Note/Bond	3.500%	1/31/2030	237,370	236,072
United States Treasury Note/Bond	4.250%	1/31/2030	418,101	427,508
United States Treasury Note/Bond	1.500%	2/15/2030	287,470	264,113
United States Treasury Note/Bond	4.000%	2/28/2030	594,095	601,846
United States Treasury Note/Bond	3.625%	3/31/2030	190,575	190,277

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.000%	3/31/2030	450,922	456,840
	United States Treasury Note/Bond	3.500%	4/30/2030	200,435	199,057
	United States Treasury Note/Bond	3.875%	4/30/2030	287,883	290,222
	United States Treasury Note/Bond	0.625%	5/15/2030	447,170	392,531
	United States Treasury Note/Bond	3.750%	5/31/2030	294,955	295,762
	United States Treasury Note/Bond	4.000%	5/31/2030	418,182	423,671
	United States Treasury Note/Bond	3.750%	6/30/2030	199,765	200,335
	United States Treasury Note/Bond	3.875%	6/30/2030	338,690	341,336
	United States Treasury Note/Bond	3.875%	7/31/2030	517,808	521,853
	United States Treasury Note/Bond	4.000%	7/31/2030	195,770	198,309
	United States Treasury Note/Bond	0.625%	8/15/2030	561,240	488,498
	United States Treasury Note/Bond	3.625%	8/31/2030	478,251	476,719
	United States Treasury Note/Bond	4.125%	8/31/2030	205,760	209,473
	United States Treasury Note/Bond	3.625%	9/30/2030	545,664	543,788
	United States Treasury Note/Bond	4.625%	9/30/2030	210,055	218,375
	United States Treasury Note/Bond	3.625%	10/31/2030	316,674	315,486
	United States Treasury Note/Bond	4.875%	10/31/2030	221,500	232,783
	United States Treasury Note/Bond	0.875%	11/15/2030	634,350	554,660
	United States Treasury Note/Bond	3.500%	11/30/2030	567,309	561,857
	United States Treasury Note/Bond	4.375%	11/30/2030	234,730	241,589
	United States Treasury Note/Bond	3.625%	12/31/2030	791,230	787,768
					47,077,663
Agency Bonds and Notes (0.3%)
	Federal Farm Credit Banks	4.750%	9/1/2026	100	101
	Federal Farm Credit Banks	4.500%	3/26/2027	17,000	17,186
	Federal Farm Credit Banks	4.750%	5/6/2027	5,189	5,269
	Federal Farm Credit Banks	4.500%	5/20/2027	3,643	3,688
	Federal Farm Credit Banks	4.625%	11/15/2027	4,630	4,720
	Federal Farm Credit Banks	4.250%	2/24/2028	1,650	1,673
	Federal Farm Credit Banks	4.500%	6/7/2028	2,250	2,299
	Federal Farm Credit Banks	4.500%	9/22/2028	13,711	14,029
	Federal Farm Credit Banks	4.250%	12/15/2028	2,823	2,873
	Federal Farm Credit Banks	4.375%	4/10/2029	100	102
	Federal Farm Credit Banks	4.750%	4/30/2029	3,414	3,533
	Federal Farm Credit Banks	3.500%	9/10/2029	2,210	2,196
	Federal Farm Credit Banks	4.000%	4/1/2030	1,650	1,667
[1]	Federal Home Loan Banks	1.100%	8/20/2026	100	98
	Federal Home Loan Banks	4.125%	1/15/2027	8,450	8,498
[1]	Federal Home Loan Banks	0.900%	2/26/2027	100	97
	Federal Home Loan Banks	4.000%	3/10/2027	10,725	10,775
	Federal Home Loan Banks	3.000%	3/12/2027	240	238
	Federal Home Loan Banks	4.500%	3/12/2027	5,000	5,052
	Federal Home Loan Banks	4.750%	4/9/2027	12,550	12,731
	Federal Home Loan Banks	3.875%	6/4/2027	14,660	14,722
	Federal Home Loan Banks	3.500%	9/9/2027	5,200	5,197
	Federal Home Loan Banks	4.250%	12/10/2027	2,915	2,953
	Federal Home Loan Banks	4.500%	3/10/2028	10,100	10,297
	Federal Home Loan Banks	3.250%	6/9/2028	240	238
	Federal Home Loan Banks	4.000%	6/30/2028	38,330	38,724
	Federal Home Loan Banks	4.375%	9/8/2028	14,950	15,244
	Federal Home Loan Banks	3.250%	11/16/2028	435	431
	Federal Home Loan Banks	4.750%	12/8/2028	1,105	1,140
[1,2]	Federal Home Loan Mortgage Corp.	0.800%	10/28/2026	100	98
[1]	Private Export Funding Corp.	3.900%	10/15/2027	2,850	2,853
[1]	Private Export Funding Corp.	4.300%	12/15/2028	2,650	2,693
[1]	Private Export Funding Corp.	3.650%	3/15/2030	2,250	2,222
[1]	Tennessee Valley Authority	2.875%	2/1/2027	12,725	12,630
	Tennessee Valley Authority	3.875%	3/15/2028	13,415	13,495
	Tennessee Valley Authority	3.875%	8/1/2030	4,737	4,745
					224,507
Total U.S. Government and Agency Obligations (Cost $46,904,698)					47,302,170
Corporate Bonds (24.9%)
Communications (1.3%)
	Alphabet Inc.	0.800%	8/15/2027	11,171	10,691
	Alphabet Inc.	3.875%	11/15/2028	4,963	4,986
	Alphabet Inc.	4.000%	5/15/2030	9,629	9,653
	Alphabet Inc.	1.100%	8/15/2030	88	78
	Alphabet Inc.	4.100%	11/15/2030	20,652	20,718

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	America Movil SAB de CV	3.625%	4/22/2029	5,600	5,478
	America Movil SAB de CV	2.875%	5/7/2030	4,900	4,610
	AppLovin Corp.	5.125%	12/1/2029	8,285	8,497
	AT&T Inc.	3.800%	2/15/2027	5,999	5,988
	AT&T Inc.	4.250%	3/1/2027	10,197	10,221
	AT&T Inc.	2.300%	6/1/2027	21,153	20,679
	AT&T Inc.	1.650%	2/1/2028	15,745	15,004
[1]	AT&T Inc.	4.100%	2/15/2028	13,594	13,609
	AT&T Inc.	4.350%	3/1/2029	13,462	13,533
[1]	AT&T Inc.	4.300%	2/15/2030	11,996	12,017
	AT&T Inc.	4.700%	8/15/2030	11,747	11,939
	Baidu Inc.	1.625%	2/23/2027	2,785	2,715
	Baidu Inc.	3.625%	7/6/2027	5,740	5,714
	Baidu Inc.	4.375%	3/29/2028	3,973	4,004
	Baidu Inc.	3.425%	4/7/2030	2,300	2,230
	Baidu Inc.	2.375%	10/9/2030	1,800	1,660
	Booking Holdings Inc.	3.550%	3/15/2028	5,144	5,103
	British Telecommunications plc	9.625%	12/15/2030	3,913	4,776
	Charter Communications Operating LLC	3.750%	2/15/2028	15,350	15,134
	Charter Communications Operating LLC	2.250%	1/15/2029	10,317	9,654
	Charter Communications Operating LLC	5.050%	3/30/2029	10,754	10,882
	Charter Communications Operating LLC	6.100%	6/1/2029	12,465	13,005
	Comcast Corp.	2.350%	1/15/2027	14,699	14,480
	Comcast Corp.	3.300%	2/1/2027	4,042	4,021
	Comcast Corp.	3.300%	4/1/2027	6,372	6,329
	Comcast Corp.	3.150%	2/15/2028	14,819	14,590
	Comcast Corp.	3.550%	5/1/2028	7,969	7,901
	Comcast Corp.	4.150%	10/15/2028	27,204	27,347
	Comcast Corp.	4.550%	1/15/2029	3,007	3,051
	Comcast Corp.	5.100%	6/1/2029	5,972	6,162
	Comcast Corp.	2.650%	2/1/2030	11,175	10,537
	Comcast Corp.	3.400%	4/1/2030	2,737	2,655
	Comcast Corp.	4.250%	10/15/2030	5,081	5,080
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	16,668	19,452
	Expedia Group Inc.	4.625%	8/1/2027	6,954	7,006
	Expedia Group Inc.	3.800%	2/15/2028	111	110
	Expedia Group Inc.	3.250%	2/15/2030	11,809	11,326
	FactSet Research Systems Inc.	2.900%	3/1/2027	5,146	5,070
	Fox Corp.	4.709%	1/25/2029	17,092	17,309
	Fox Corp.	3.500%	4/8/2030	2,367	2,298
	Koninklijke KPN NV	8.375%	10/1/2030	3,190	3,721
	Meta Platforms Inc.	3.500%	8/15/2027	17,658	17,631
	Meta Platforms Inc.	4.600%	5/15/2028	13,173	13,417
	Meta Platforms Inc.	4.300%	8/15/2029	7,583	7,671
	Meta Platforms Inc.	4.800%	5/15/2030	150	154
	Meta Platforms Inc.	4.200%	11/15/2030	30,074	30,125
	Netflix Inc.	4.875%	4/15/2028	17,600	17,949
	Netflix Inc.	5.875%	11/15/2028	19,278	20,264
	Netflix Inc.	6.375%	5/15/2029	6,341	6,790
[3]	Omnicom Group Inc.	4.650%	10/1/2028	2,599	2,612
[3]	Omnicom Group Inc.	4.750%	3/30/2030	3,181	3,216
	Omnicom Group Inc.	2.450%	4/30/2030	125	116
	Paramount Global	2.900%	1/15/2027	2,748	2,703
	Paramount Global	3.375%	2/15/2028	1,705	1,657
	Paramount Global	3.700%	6/1/2028	4,795	4,687
	Paramount Global	4.200%	6/1/2029	7,757	7,559
	Paramount Global	7.875%	7/30/2030	9,445	10,206
	Rogers Communications Inc.	3.200%	3/15/2027	4,635	4,590
	Rogers Communications Inc.	5.000%	2/15/2029	12,171	12,403
	Sprint Capital Corp.	6.875%	11/15/2028	28,226	30,295
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	4,445	4,427
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	3,447	3,512
	Telefonica Emisiones SA	4.103%	3/8/2027	8,531	8,529
	Telefonica Europe BV	8.250%	9/15/2030	2,849	3,272
	TELUS Corp.	2.800%	2/16/2027	5,570	5,489
	Tencent Music Entertainment Group	2.000%	9/3/2030	5,966	5,387
	T-Mobile USA Inc.	3.750%	4/15/2027	27,477	27,390
	T-Mobile USA Inc.	4.750%	2/1/2028	9,706	9,711
	T-Mobile USA Inc.	2.050%	2/15/2028	7,920	7,606
	T-Mobile USA Inc.	4.950%	3/15/2028	4,655	4,743

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	4.800%	7/15/2028	6,525	6,641
	T-Mobile USA Inc.	4.850%	1/15/2029	4,393	4,487
	T-Mobile USA Inc.	2.625%	2/15/2029	2,580	2,465
	T-Mobile USA Inc.	2.400%	3/15/2029	4,209	3,986
	T-Mobile USA Inc.	3.375%	4/15/2029	13,523	13,185
	T-Mobile USA Inc.	4.200%	10/1/2029	10,015	10,033
	T-Mobile USA Inc.	3.875%	4/15/2030	32,332	31,776
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	90	89
	Uber Technologies Inc.	4.300%	1/15/2030	5,862	5,895
	Uber Technologies Inc.	4.150%	1/15/2031	5,000	4,976
	Verizon Communications Inc.	4.125%	3/16/2027	61	61
	Verizon Communications Inc.	2.100%	3/22/2028	32,087	30,815
	Verizon Communications Inc.	4.016%	12/3/2029	15,604	15,482
	Verizon Communications Inc.	3.150%	3/22/2030	19,136	18,324
	Verizon Communications Inc.	1.500%	9/18/2030	8,811	7,766
	Walt Disney Co.	2.000%	9/1/2029	7,636	7,139
	Walt Disney Co.	3.800%	3/22/2030	3,437	3,406
	Weibo Corp.	3.375%	7/8/2030	4,267	4,044
					855,704
Consumer Discretionary (1.9%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	14,945	14,809
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	4,700	4,840
	Amazon.com Inc.	3.300%	4/13/2027	38,718	38,557
	Amazon.com Inc.	3.150%	8/22/2027	19,394	19,255
	Amazon.com Inc.	4.550%	12/1/2027	14,032	14,271
	Amazon.com Inc.	1.650%	5/12/2028	8,359	7,979
	Amazon.com Inc.	3.900%	11/20/2028	22,005	22,071
	Amazon.com Inc.	3.450%	4/13/2029	11,995	11,850
	Amazon.com Inc.	4.650%	12/1/2029	8,497	8,721
	Amazon.com Inc.	1.500%	6/3/2030	5,793	5,219
	Amazon.com Inc.	4.100%	11/20/2030	23,272	23,293
[1]	American Honda Finance Corp.	2.350%	1/8/2027	1,834	1,805
	American Honda Finance Corp.	4.900%	3/12/2027	4,539	4,589
	American Honda Finance Corp.	4.550%	7/9/2027	4,730	4,776
[1]	American Honda Finance Corp.	4.900%	7/9/2027	3,207	3,252
[1]	American Honda Finance Corp.	4.450%	10/22/2027	4,641	4,683
	American Honda Finance Corp.	4.550%	3/3/2028	2,000	2,021
[1]	American Honda Finance Corp.	2.000%	3/24/2028	7,226	6,922
[1]	American Honda Finance Corp.	5.125%	7/7/2028	5,946	6,097
	American Honda Finance Corp.	4.250%	9/1/2028	9,575	9,628
	American Honda Finance Corp.	5.650%	11/15/2028	11,101	11,578
[1]	American Honda Finance Corp.	2.250%	1/12/2029	300	284
	American Honda Finance Corp.	4.900%	3/13/2029	1,450	1,481
[1]	American Honda Finance Corp.	4.400%	9/5/2029	4,472	4,516
	American Honda Finance Corp.	4.800%	3/5/2030	3,962	4,044
[1]	American Honda Finance Corp.	4.500%	9/4/2030	8,886	8,914
[1]	American Honda Finance Corp.	5.850%	10/4/2030	3,468	3,682
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/2029	1,344	1,369
	AutoNation Inc.	3.800%	11/15/2027	480	476
	AutoNation Inc.	4.450%	1/15/2029	5,100	5,114
	AutoNation Inc.	4.750%	6/1/2030	5,214	5,263
	AutoZone Inc.	3.750%	6/1/2027	9,093	9,059
	AutoZone Inc.	4.500%	2/1/2028	3,915	3,951
	AutoZone Inc.	6.250%	11/1/2028	2,270	2,399
	AutoZone Inc.	3.750%	4/18/2029	3,227	3,179
	AutoZone Inc.	5.100%	7/15/2029	5,900	6,069
	AutoZone Inc.	4.000%	4/15/2030	5,616	5,547
	AutoZone Inc.	5.125%	6/15/2030	2,510	2,590
	Best Buy Co. Inc.	4.450%	10/1/2028	4,228	4,267
	Best Buy Co. Inc.	1.950%	10/1/2030	2,000	1,798
	Block Financial LLC	3.875%	8/15/2030	3,799	3,658
	BorgWarner Inc.	2.650%	7/1/2027	8,702	8,527
	BorgWarner Inc.	4.950%	8/15/2029	1,035	1,059
	Brunswick Corp.	5.850%	3/18/2029	3,085	3,195
	Choice Hotels International Inc.	3.700%	12/1/2029	3,266	3,176
	Choice Hotels International Inc.	3.700%	1/15/2031	6,959	6,625
[1]	Cornell University	4.169%	6/15/2030	2,472	2,482
	Darden Restaurants Inc.	3.850%	5/1/2027	4,778	4,767
	Darden Restaurants Inc.	4.350%	10/15/2027	2,090	2,101

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Darden Restaurants Inc.	4.550%	10/15/2029	3,225	3,254
eBay Inc.	3.600%	6/5/2027	3,975	3,956
eBay Inc.	5.950%	11/22/2027	2,167	2,243
eBay Inc.	4.250%	3/6/2029	4,096	4,110
eBay Inc.	2.700%	3/11/2030	4,767	4,479
Ford Motor Co.	4.346%	12/8/2026	3,999	3,996
Ford Motor Co.	9.625%	4/22/2030	4,687	5,431
Ford Motor Credit Co. LLC	4.271%	1/9/2027	6,118	6,089
Ford Motor Credit Co. LLC	5.800%	3/5/2027	164	166
Ford Motor Credit Co. LLC	5.850%	5/17/2027	10,003	10,155
Ford Motor Credit Co. LLC	4.950%	5/28/2027	11,680	11,720
Ford Motor Credit Co. LLC	4.125%	8/17/2027	7,718	7,664
Ford Motor Credit Co. LLC	3.815%	11/2/2027	2,415	2,379
Ford Motor Credit Co. LLC	7.350%	11/4/2027	2,022	2,111
Ford Motor Credit Co. LLC	2.900%	2/16/2028	4,473	4,306
Ford Motor Credit Co. LLC	6.800%	5/12/2028	3,517	3,670
Ford Motor Credit Co. LLC	6.798%	11/7/2028	11,937	12,515
Ford Motor Credit Co. LLC	2.900%	2/10/2029	1,178	1,107
Ford Motor Credit Co. LLC	5.800%	3/8/2029	4,500	4,598
Ford Motor Credit Co. LLC	5.113%	5/3/2029	5,012	5,022
Ford Motor Credit Co. LLC	5.303%	9/6/2029	10,672	10,738
Ford Motor Credit Co. LLC	5.875%	11/7/2029	7,910	8,118
Ford Motor Credit Co. LLC	7.200%	6/10/2030	3,229	3,457
Ford Motor Credit Co. LLC	5.730%	9/5/2030	11,752	11,937
Ford Motor Credit Co. LLC	4.000%	11/13/2030	13,456	12,688
Fortune Brands Innovations Inc.	3.250%	9/15/2029	4,390	4,220
General Motors Co.	4.200%	10/1/2027	1,447	1,449
General Motors Co.	6.800%	10/1/2027	2,705	2,815
General Motors Co.	5.350%	4/15/2028	2,286	2,342
General Motors Co.	5.400%	10/15/2029	913	946
General Motors Co.	5.625%	4/15/2030	8,197	8,538
General Motors Financial Co. Inc.	4.350%	1/17/2027	14,680	14,707
General Motors Financial Co. Inc.	2.350%	2/26/2027	7,201	7,057
General Motors Financial Co. Inc.	5.000%	4/9/2027	14,602	14,758
General Motors Financial Co. Inc.	5.400%	5/8/2027	795	808
General Motors Financial Co. Inc.	5.000%	7/15/2027	2,580	2,613
General Motors Financial Co. Inc.	5.350%	7/15/2027	2,087	2,124
General Motors Financial Co. Inc.	2.700%	8/20/2027	18,255	17,846
General Motors Financial Co. Inc.	3.850%	1/5/2028	1,814	1,804
General Motors Financial Co. Inc.	6.000%	1/9/2028	526	544
General Motors Financial Co. Inc.	5.050%	4/4/2028	2,224	2,264
General Motors Financial Co. Inc.	2.400%	4/10/2028	4,942	4,758
General Motors Financial Co. Inc.	5.800%	6/23/2028	6,998	7,250
General Motors Financial Co. Inc.	2.400%	10/15/2028	2,955	2,818
General Motors Financial Co. Inc.	4.200%	10/27/2028	6,463	6,474
General Motors Financial Co. Inc.	5.800%	1/7/2029	2,210	2,304
General Motors Financial Co. Inc.	4.300%	4/6/2029	1,444	1,441
General Motors Financial Co. Inc.	5.550%	7/15/2029	14,855	15,399
General Motors Financial Co. Inc.	4.900%	10/6/2029	17,641	17,921
General Motors Financial Co. Inc.	5.350%	1/7/2030	9,243	9,543
General Motors Financial Co. Inc.	5.850%	4/6/2030	3,182	3,343
General Motors Financial Co. Inc.	3.600%	6/21/2030	12,866	12,394
General Motors Financial Co. Inc.	5.450%	7/15/2030	1,851	1,922
General Motors Financial Co. Inc.	2.350%	1/8/2031	4,914	4,416
Genuine Parts Co.	6.500%	11/1/2028	25	26
Genuine Parts Co.	4.950%	8/15/2029	2,914	2,963
Genuine Parts Co.	1.875%	11/1/2030	7,575	6,652
Hasbro Inc.	3.900%	11/19/2029	30	29
Home Depot Inc.	2.500%	4/15/2027	8,512	8,381
Home Depot Inc.	2.875%	4/15/2027	7,168	7,095
Home Depot Inc.	4.875%	6/25/2027	66	67
Home Depot Inc.	2.800%	9/14/2027	4,529	4,460
Home Depot Inc.	1.500%	9/15/2028	6,229	5,875
Home Depot Inc.	3.750%	9/15/2028	4,578	4,579
Home Depot Inc.	3.900%	12/6/2028	9,335	9,373
Home Depot Inc.	4.900%	4/15/2029	5,836	6,005
Home Depot Inc.	2.950%	6/15/2029	13,418	12,986
Home Depot Inc.	4.750%	6/25/2029	9,320	9,558
Home Depot Inc.	2.700%	4/15/2030	10,042	9,499
Home Depot Inc.	3.950%	9/15/2030	3,815	3,802

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honda Motor Co. Ltd.	2.534%	3/10/2027	9,492	9,335
	Honda Motor Co. Ltd.	4.436%	7/8/2028	8,062	8,133
	Honda Motor Co. Ltd.	4.688%	7/8/2030	10,069	10,186
	Hyatt Hotels Corp.	5.750%	1/30/2027	3,500	3,554
	Hyatt Hotels Corp.	5.050%	3/30/2028	2,042	2,080
	Hyatt Hotels Corp.	5.250%	6/30/2029	5,600	5,766
	Hyatt Hotels Corp.	5.750%	4/23/2030	2,855	2,985
	JD.com Inc.	3.375%	1/14/2030	4,795	4,662
	Las Vegas Sands Corp.	5.900%	6/1/2027	2,497	2,545
	Las Vegas Sands Corp.	5.625%	6/15/2028	2,112	2,166
	Las Vegas Sands Corp.	3.900%	8/8/2029	2,075	2,021
	Las Vegas Sands Corp.	6.000%	6/14/2030	4,200	4,402
	Lear Corp.	4.250%	5/15/2029	6,605	6,582
	Lear Corp.	3.500%	5/30/2030	2,000	1,921
	Leggett & Platt Inc.	3.500%	11/15/2027	3,998	3,935
	Leggett & Platt Inc.	4.400%	3/15/2029	3,628	3,589
	Leland Stanford Junior University	1.289%	6/1/2027	3,567	3,450
	Lennar Corp.	4.750%	11/29/2027	5,286	5,332
	Lennar Corp.	5.200%	7/30/2030	4,290	4,411
	Lowe's Cos. Inc.	3.350%	4/1/2027	11,211	11,135
	Lowe's Cos. Inc.	3.100%	5/3/2027	8,946	8,848
	Lowe's Cos. Inc.	3.950%	10/15/2027	8,546	8,554
	Lowe's Cos. Inc.	1.300%	4/15/2028	8,533	8,049
	Lowe's Cos. Inc.	1.700%	9/15/2028	3,127	2,947
	Lowe's Cos. Inc.	4.000%	10/15/2028	9,926	9,943
	Lowe's Cos. Inc.	3.650%	4/5/2029	6,649	6,563
	Lowe's Cos. Inc.	4.500%	4/15/2030	8,488	8,598
	Lowe's Cos. Inc.	1.700%	10/15/2030	7,414	6,585
	Magna International Inc.	5.050%	3/14/2029	5,358	5,504
	Marriott International Inc.	4.200%	7/15/2027	725	728
	Marriott International Inc.	5.000%	10/15/2027	4,595	4,675
[1]	Marriott International Inc.	4.000%	4/15/2028	5,933	5,939
	Marriott International Inc.	5.550%	10/15/2028	2,438	2,532
[1]	Marriott International Inc.	4.650%	12/1/2028	2,700	2,747
	Marriott International Inc.	4.875%	5/15/2029	1,655	1,691
[1]	Marriott International Inc.	4.625%	6/15/2030	12,886	13,080
	Masco Corp.	3.500%	11/15/2027	150	148
	Masco Corp.	1.500%	2/15/2028	5,895	5,580
	Masco Corp.	2.000%	10/1/2030	200	179
	Mattel Inc.	5.000%	11/17/2030	2,150	2,164
[1]	McDonald's Corp.	3.500%	3/1/2027	6,425	6,398
[1]	McDonald's Corp.	3.800%	4/1/2028	6,237	6,228
	McDonald's Corp.	4.800%	8/14/2028	6,245	6,378
[1]	McDonald's Corp.	5.000%	5/17/2029	5,165	5,315
[1]	McDonald's Corp.	2.625%	9/1/2029	6,505	6,201
[1]	McDonald's Corp.	2.125%	3/1/2030	86	79
	McDonald's Corp.	4.600%	5/15/2030	5,320	5,412
[1]	McDonald's Corp.	3.600%	7/1/2030	4,095	4,018
	Mohawk Industries Inc.	5.850%	9/18/2028	4,122	4,286
	NIKE Inc.	2.750%	3/27/2027	6,367	6,293
	NIKE Inc.	2.850%	3/27/2030	13,573	12,947
	NVR Inc.	3.000%	5/15/2030	8,896	8,424
	O'Reilly Automotive Inc.	3.600%	9/1/2027	1,925	1,913
	O'Reilly Automotive Inc.	3.900%	6/1/2029	7,121	7,063
	O'Reilly Automotive Inc.	4.200%	4/1/2030	3,000	2,989
	Owens Corning	5.500%	6/15/2027	1,905	1,944
	Owens Corning	3.950%	8/15/2029	2,915	2,889
	Owens Corning	3.875%	6/1/2030	735	722
	Polaris Inc.	6.950%	3/15/2029	3,766	3,993
	President & Fellows of Harvard College	4.887%	3/15/2030	3,000	3,097
	PulteGroup Inc.	5.000%	1/15/2027	3,620	3,646
	PVH Corp.	5.500%	6/13/2030	4,200	4,270
	Ralph Lauren Corp.	2.950%	6/15/2030	4,529	4,303
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	2,612	2,759
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	3,537	3,496
	Sands China Ltd.	2.300%	3/8/2027	1,545	1,506
	Sands China Ltd.	5.400%	8/8/2028	11,386	11,591
	Sands China Ltd.	2.850%	3/8/2029	4,275	4,045
	Sands China Ltd.	4.375%	6/18/2030	4,245	4,181
	Snap-on Inc.	3.250%	3/1/2027	2,051	2,035

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	4.850%	2/8/2027	4,999	5,043
	Starbucks Corp.	2.000%	3/12/2027	3,658	3,575
	Starbucks Corp.	3.500%	3/1/2028	425	421
	Starbucks Corp.	4.500%	5/15/2028	3,191	3,223
	Starbucks Corp.	4.000%	11/15/2028	6,821	6,813
	Starbucks Corp.	3.550%	8/15/2029	7,412	7,282
	Starbucks Corp.	2.250%	3/12/2030	3,681	3,395
	Starbucks Corp.	4.800%	5/15/2030	3,666	3,743
	Starbucks Corp.	2.550%	11/15/2030	11,000	10,170
[1]	Tapestry Inc.	4.125%	7/15/2027	100	100
	Tapestry Inc.	5.100%	3/11/2030	4,987	5,118
	TJX Cos. Inc.	3.875%	4/15/2030	1,024	1,020
	Toll Brothers Finance Corp.	4.350%	2/15/2028	4,505	4,522
	Toyota Motor Corp.	4.186%	6/30/2027	4,115	4,139
	Toyota Motor Corp.	5.118%	7/13/2028	9,173	9,449
	Toyota Motor Corp.	3.669%	7/20/2028	500	499
	Toyota Motor Corp.	2.760%	7/2/2029	2,860	2,743
	Toyota Motor Corp.	4.450%	6/30/2030	4,867	4,920
	Toyota Motor Credit Corp.	4.600%	1/8/2027	7,715	7,781
[1]	Toyota Motor Credit Corp.	1.900%	1/13/2027	1,695	1,663
[1]	Toyota Motor Credit Corp.	5.000%	3/19/2027	5,998	6,085
[1]	Toyota Motor Credit Corp.	3.050%	3/22/2027	9,687	9,604
	Toyota Motor Credit Corp.	4.500%	5/14/2027	6,830	6,896
[1]	Toyota Motor Credit Corp.	1.150%	8/13/2027	3,105	2,980
[1]	Toyota Motor Credit Corp.	4.550%	9/20/2027	5,158	5,222
[1]	Toyota Motor Credit Corp.	4.350%	10/8/2027	4,807	4,855
	Toyota Motor Credit Corp.	5.450%	11/10/2027	2,761	2,842
[1]	Toyota Motor Credit Corp.	3.050%	1/11/2028	330	325
	Toyota Motor Credit Corp.	4.625%	1/12/2028	3,240	3,289
[1]	Toyota Motor Credit Corp.	1.900%	4/6/2028	3,730	3,576
	Toyota Motor Credit Corp.	4.050%	9/5/2028	9,745	9,792
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	4,990	5,160
[1]	Toyota Motor Credit Corp.	4.650%	1/5/2029	4,912	5,001
	Toyota Motor Credit Corp.	3.650%	1/8/2029	3,977	3,937
	Toyota Motor Credit Corp.	5.050%	5/16/2029	5,411	5,582
[1]	Toyota Motor Credit Corp.	4.450%	6/29/2029	10,795	10,925
	Toyota Motor Credit Corp.	4.950%	1/9/2030	8,108	8,351
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	6,415	6,233
	Toyota Motor Credit Corp.	4.800%	5/15/2030	5,415	5,553
[1]	Toyota Motor Credit Corp.	4.550%	5/17/2030	5,000	5,085
	Toyota Motor Credit Corp.	5.550%	11/20/2030	5,000	5,288
	Tractor Supply Co.	1.750%	11/1/2030	5,000	4,431
	Trustees of Dartmouth College	4.273%	6/1/2030	1,700	1,714
					1,297,895
Consumer Staples (1.4%)
	Ahold Finance USA LLC	6.875%	5/1/2029	5,312	5,745
	Altria Group Inc.	4.875%	2/4/2028	175	178
	Altria Group Inc.	6.200%	11/1/2028	2,085	2,200
	Altria Group Inc.	4.800%	2/14/2029	16,445	16,728
	Altria Group Inc.	3.400%	5/6/2030	5,031	4,844
	Altria Group Inc.	4.500%	8/6/2030	2,723	2,741
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	31,245	31,887
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	10,576	10,325
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	4,653	4,495
	Avery Dennison Corp.	4.875%	12/6/2028	4,333	4,430
	BAT Capital Corp.	4.700%	4/2/2027	2,968	2,987
	BAT Capital Corp.	3.557%	8/15/2027	8,295	8,231
	BAT Capital Corp.	2.259%	3/25/2028	7,161	6,892
	BAT Capital Corp.	3.462%	9/6/2029	5,054	4,921
	BAT Capital Corp.	4.906%	4/2/2030	6,544	6,681
	BAT Capital Corp.	6.343%	8/2/2030	10,075	10,896
	BAT International Finance plc	4.448%	3/16/2028	8,210	8,275
	BAT International Finance plc	5.931%	2/2/2029	13,680	14,357
	Bunge Ltd. Finance Corp.	3.750%	9/25/2027	70	70
	Bunge Ltd. Finance Corp.	4.100%	1/7/2028	5,573	5,586
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	5,627	5,630
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	3,225	3,034
	Campbell's Co.	5.200%	3/19/2027	1,440	1,459
	Campbell's Co.	4.150%	3/15/2028	8,950	8,953

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Campbell's Co.	5.200%	3/21/2029	4,312	4,418
	Campbell's Co.	2.375%	4/24/2030	2,121	1,950
	Church & Dwight Co. Inc.	3.150%	8/1/2027	4,125	4,077
	Clorox Co.	3.100%	10/1/2027	2,470	2,437
	Clorox Co.	4.400%	5/1/2029	5,300	5,354
	Clorox Co.	1.800%	5/15/2030	2,687	2,421
	Coca-Cola Co.	3.375%	3/25/2027	7,491	7,468
	Coca-Cola Co.	1.450%	6/1/2027	8,568	8,314
	Coca-Cola Co.	1.000%	3/15/2028	4,784	4,517
	Coca-Cola Co.	2.125%	9/6/2029	280	264
	Coca-Cola Co.	3.450%	3/25/2030	76	75
	Coca-Cola Co.	1.650%	6/1/2030	7,142	6,465
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	5,805	6,005
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	6,050	5,717
	Colgate-Palmolive Co.	3.100%	8/15/2027	5,693	5,643
	Colgate-Palmolive Co.	4.600%	3/1/2028	6,511	6,617
	Colgate-Palmolive Co.	4.200%	5/1/2030	180	181
	Conagra Brands Inc.	4.850%	11/1/2028	9,364	9,473
	Conagra Brands Inc.	5.000%	8/1/2030	2,769	2,801
	Constellation Brands Inc.	3.500%	5/9/2027	1,425	1,415
	Constellation Brands Inc.	4.350%	5/9/2027	5,798	5,821
	Constellation Brands Inc.	3.600%	2/15/2028	5,265	5,217
	Constellation Brands Inc.	4.650%	11/15/2028	11,985	12,150
	Constellation Brands Inc.	4.800%	1/15/2029	819	832
	Constellation Brands Inc.	3.150%	8/1/2029	134	129
	Constellation Brands Inc.	2.875%	5/1/2030	2,850	2,683
	Constellation Brands Inc.	4.800%	5/1/2030	915	930
	Costco Wholesale Corp.	3.000%	5/18/2027	4,298	4,268
	Costco Wholesale Corp.	1.375%	6/20/2027	10,856	10,520
	Costco Wholesale Corp.	1.600%	4/20/2030	5,111	4,629
	Diageo Capital plc	5.300%	10/24/2027	10,339	10,594
	Diageo Capital plc	3.875%	5/18/2028	215	215
	Diageo Capital plc	2.375%	10/24/2029	5,819	5,471
	Diageo Investment Corp.	5.125%	8/15/2030	6,332	6,561
	Dollar General Corp.	4.125%	5/1/2028	10,222	10,240
	Dollar General Corp.	5.200%	7/5/2028	2,710	2,778
	Dollar General Corp.	3.500%	4/3/2030	107	103
	Dollar Tree Inc.	4.200%	5/15/2028	8,955	8,967
	Estee Lauder Cos. Inc.	3.150%	3/15/2027	3,920	3,885
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	6,883	6,951
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	3,875	3,640
	General Mills Inc.	4.700%	1/30/2027	3,481	3,506
	General Mills Inc.	3.200%	2/10/2027	8,715	8,643
	General Mills Inc.	4.200%	4/17/2028	14,490	14,534
	General Mills Inc.	5.500%	10/17/2028	115	119
	General Mills Inc.	4.875%	1/30/2030	2,000	2,046
	General Mills Inc.	2.875%	4/15/2030	4,245	4,015
	Haleon US Capital LLC	3.375%	3/24/2027	13,669	13,570
	Haleon US Capital LLC	3.375%	3/24/2029	11,090	10,828
	Hershey Co.	4.550%	2/24/2028	2,349	2,387
	Hershey Co.	4.250%	5/4/2028	1,617	1,632
	Hershey Co.	1.700%	6/1/2030	2,511	2,264
	Hormel Foods Corp.	4.800%	3/30/2027	2,584	2,612
	Hormel Foods Corp.	1.700%	6/3/2028	5,385	5,116
	Hormel Foods Corp.	1.800%	6/11/2030	6,365	5,748
	Ingredion Inc.	2.900%	6/1/2030	3,065	2,887
	J M Smucker Co.	3.375%	12/15/2027	3,525	3,490
	J M Smucker Co.	5.900%	11/15/2028	4,211	4,414
	J M Smucker Co.	2.375%	3/15/2030	846	786
	Kellanova	4.300%	5/15/2028	7,425	7,472
	Kellanova	2.100%	6/1/2030	2,675	2,447
	Kenvue Inc.	5.050%	3/22/2028	7,094	7,248
	Kenvue Inc.	5.000%	3/22/2030	1,093	1,127
[1]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	4,895	4,946
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	6,673	6,614
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	15,365	15,485
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	5,975	6,104
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	5,754	5,688
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	3,095	2,940
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	2,782	2,797

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kimberly-Clark Corp.	1.050%	9/15/2027	50	48
Kimberly-Clark Corp.	3.950%	11/1/2028	60	60
Kimberly-Clark Corp.	3.200%	4/25/2029	5,161	5,037
Kimberly-Clark Corp.	3.100%	3/26/2030	4,229	4,071
Kraft Heinz Foods Co.	3.875%	5/15/2027	18,336	18,288
Kraft Heinz Foods Co.	3.750%	4/1/2030	479	469
Kroger Co.	3.700%	8/1/2027	3,244	3,233
Kroger Co.	4.500%	1/15/2029	4,015	4,068
Kroger Co.	1.700%	1/15/2031	3,000	2,642
McCormick & Co. Inc.	3.400%	8/15/2027	5,729	5,682
Mondelez International Inc.	2.625%	3/17/2027	9,820	9,668
Mondelez International Inc.	4.250%	5/6/2028	4,235	4,258
Mondelez International Inc.	4.750%	2/20/2029	4,321	4,405
Mondelez International Inc.	2.750%	4/13/2030	1,631	1,536
Mondelez International Inc.	4.500%	5/6/2030	4,240	4,280
PepsiCo Inc.	4.400%	2/7/2027	3,950	3,980
PepsiCo Inc.	2.625%	3/19/2027	9,331	9,215
PepsiCo Inc.	3.000%	10/15/2027	13,204	13,073
PepsiCo Inc.	4.450%	2/7/2028	2,049	2,078
PepsiCo Inc.	3.600%	2/18/2028	4,705	4,695
PepsiCo Inc.	4.450%	5/15/2028	6,966	7,074
PepsiCo Inc.	4.100%	1/15/2029	10,040	10,095
PepsiCo Inc.	7.000%	3/1/2029	3,155	3,440
PepsiCo Inc.	2.625%	7/29/2029	6,672	6,371
PepsiCo Inc.	4.600%	2/7/2030	100	102
PepsiCo Inc.	2.750%	3/19/2030	5,514	5,238
PepsiCo Inc.	1.625%	5/1/2030	5,180	4,692
PepsiCo Inc.	4.300%	7/23/2030	3,924	3,964
Philip Morris International Inc.	4.750%	2/12/2027	5,188	5,239
Philip Morris International Inc.	4.375%	11/1/2027	3,511	3,543
Philip Morris International Inc.	5.125%	11/17/2027	17,055	17,426
Philip Morris International Inc.	4.875%	2/15/2028	20,979	21,375
Philip Morris International Inc.	3.125%	3/2/2028	25	25
Philip Morris International Inc.	4.125%	4/28/2028	4,781	4,803
Philip Morris International Inc.	3.875%	10/27/2028	3,815	3,810
Philip Morris International Inc.	4.875%	2/13/2029	7,003	7,169
Philip Morris International Inc.	3.375%	8/15/2029	4,440	4,331
Philip Morris International Inc.	4.625%	11/1/2029	7,940	8,068
Philip Morris International Inc.	5.625%	11/17/2029	8,198	8,619
Philip Morris International Inc.	5.125%	2/15/2030	12,291	12,702
Philip Morris International Inc.	4.375%	4/30/2030	5,168	5,200
Philip Morris International Inc.	2.100%	5/1/2030	4,708	4,311
Philip Morris International Inc.	4.000%	10/29/2030	6,593	6,529
Philip Morris International Inc.	1.750%	11/1/2030	5,330	4,749
Procter & Gamble Co.	1.900%	2/1/2027	726	713
Procter & Gamble Co.	2.800%	3/25/2027	11,459	11,340
Procter & Gamble Co.	2.850%	8/11/2027	5,287	5,228
Procter & Gamble Co.	3.950%	1/26/2028	7,400	7,462
Procter & Gamble Co.	4.350%	1/29/2029	11,542	11,760
Procter & Gamble Co.	4.150%	10/24/2029	520	527
Procter & Gamble Co.	3.000%	3/25/2030	6,683	6,443
Procter & Gamble Co.	4.050%	5/1/2030	3,325	3,342
Sysco Corp.	5.750%	1/17/2029	7,928	8,286
Sysco Corp.	2.400%	2/15/2030	2,641	2,457
Sysco Corp.	5.950%	4/1/2030	96	102
Sysco Corp.	5.100%	9/23/2030	4,204	4,338
Target Corp.	1.950%	1/15/2027	5,546	5,446
Target Corp.	4.350%	6/15/2028	2,736	2,767
Target Corp.	3.375%	4/15/2029	12,870	12,642
Target Corp.	2.650%	9/15/2030	2,275	2,134
Tyson Foods Inc.	3.550%	6/2/2027	25	25
Tyson Foods Inc.	4.350%	3/1/2029	7,086	7,103
Tyson Foods Inc.	5.400%	3/15/2029	4,575	4,731
Unilever Capital Corp.	2.900%	5/5/2027	2,162	2,141
Unilever Capital Corp.	4.250%	8/12/2027	1,653	1,667
Unilever Capital Corp.	3.500%	3/22/2028	5,644	5,606
Unilever Capital Corp.	4.875%	9/8/2028	9,368	9,610
Unilever Capital Corp.	2.125%	9/6/2029	6,445	6,053
Walmart Inc.	4.100%	4/28/2027	6,305	6,349
Walmart Inc.	3.950%	9/9/2027	5,063	5,092

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	3.900%	4/15/2028	2,800	2,814
	Walmart Inc.	3.700%	6/26/2028	11,700	11,728
	Walmart Inc.	1.500%	9/22/2028	9,495	8,979
	Walmart Inc.	3.250%	7/8/2029	381	375
	Walmart Inc.	2.375%	9/24/2029	1,525	1,446
	Walmart Inc.	7.550%	2/15/2030	4,224	4,808
	Walmart Inc.	4.000%	4/15/2030	55	55
	Walmart Inc.	4.350%	4/28/2030	7,585	7,708
					946,144
Energy (1.5%)
[1]	APA Corp.	4.250%	1/15/2030	2,360	2,317
	Baker Hughes Holdings LLC	2.061%	12/15/2026	2,632	2,587
	Baker Hughes Holdings LLC	3.337%	12/15/2027	5,447	5,387
	Baker Hughes Holdings LLC	3.138%	11/7/2029	195	188
	Boardwalk Pipelines LP	4.450%	7/15/2027	1,117	1,121
	Boardwalk Pipelines LP	4.800%	5/3/2029	4,075	4,125
	BP Capital Markets America Inc.	3.543%	4/6/2027	6,356	6,337
	BP Capital Markets America Inc.	3.937%	9/21/2028	8,915	8,922
	BP Capital Markets America Inc.	4.234%	11/6/2028	19,962	20,102
	BP Capital Markets America Inc.	4.699%	4/10/2029	8,292	8,455
	BP Capital Markets America Inc.	4.970%	10/17/2029	42	43
	BP Capital Markets America Inc.	4.868%	11/25/2029	9,135	9,380
	BP Capital Markets America Inc.	3.633%	4/6/2030	183	179
	BP Capital Markets America Inc.	1.749%	8/10/2030	60	54
	BP Capital Markets plc	3.279%	9/19/2027	4,900	4,862
	BP Capital Markets plc	3.723%	11/28/2028	6,021	5,982
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	9,440	9,416
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	7,025	7,204
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	95	90
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	10,757	10,864
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	8,870	8,666
	Cheniere Energy Inc.	4.625%	10/15/2028	9,302	9,296
	Cheniere Energy Partners LP	4.500%	10/1/2029	8,400	8,425
	Chevron Corp.	1.995%	5/11/2027	7,671	7,502
	Chevron Corp.	2.236%	5/11/2030	10,497	9,734
	Chevron USA Inc.	4.405%	2/26/2027	1,030	1,038
	Chevron USA Inc.	1.018%	8/12/2027	6,514	6,246
	Chevron USA Inc.	3.950%	8/13/2027	5,717	5,744
	Chevron USA Inc.	3.850%	1/15/2028	4,646	4,658
	Chevron USA Inc.	4.475%	2/26/2028	3,907	3,966
	Chevron USA Inc.	4.050%	8/13/2028	10,325	10,407
	Chevron USA Inc.	3.250%	10/15/2029	1,302	1,270
	Chevron USA Inc.	4.687%	4/15/2030	3,849	3,938
	Chevron USA Inc.	4.300%	10/15/2030	8,101	8,180
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	9,943	10,050
	ConocoPhillips Co.	4.700%	1/15/2030	12,290	12,527
	Continental Resources Inc.	4.375%	1/15/2028	7,928	7,910
	Coterra Energy Inc.	3.900%	5/15/2027	9,177	9,149
	Coterra Energy Inc.	4.375%	3/15/2029	1,450	1,454
	DCP Midstream Operating LP	5.625%	7/15/2027	4,618	4,704
	DCP Midstream Operating LP	5.125%	5/15/2029	4,065	4,161
	Diamondback Energy Inc.	3.250%	12/1/2026	6,385	6,340
	Diamondback Energy Inc.	5.200%	4/18/2027	7,874	7,991
	Diamondback Energy Inc.	3.500%	12/1/2029	8,230	7,983
	Diamondback Energy Inc.	5.150%	1/30/2030	14,610	15,031
	Enbridge Inc.	4.250%	12/1/2026	6,760	6,777
	Enbridge Inc.	5.250%	4/5/2027	4,614	4,679
	Enbridge Inc.	3.700%	7/15/2027	5,800	5,770
	Enbridge Inc.	4.600%	6/20/2028	1,734	1,752
	Enbridge Inc.	6.000%	11/15/2028	5,315	5,586
	Enbridge Inc.	4.200%	11/20/2028	3,150	3,154
	Enbridge Inc.	5.300%	4/5/2029	5,568	5,740
	Enbridge Inc.	3.125%	11/15/2029	7,115	6,813
	Enbridge Inc.	4.900%	6/20/2030	3,084	3,151
	Enbridge Inc.	6.200%	11/15/2030	143	154
	Enbridge Inc.	7.375%	3/15/2055	2,800	2,967
	Energy Transfer LP	4.400%	3/15/2027	7,728	7,753
	Energy Transfer LP	4.200%	4/15/2027	6,059	6,065
[1]	Energy Transfer LP	5.500%	6/1/2027	7,930	8,060

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	4.000%	10/1/2027	1,841	1,839
	Energy Transfer LP	5.550%	2/15/2028	9,555	9,810
	Energy Transfer LP	4.950%	5/15/2028	6,631	6,741
	Energy Transfer LP	4.950%	6/15/2028	5,287	5,375
	Energy Transfer LP	6.100%	12/1/2028	3,302	3,472
	Energy Transfer LP	5.250%	4/15/2029	9,678	9,944
	Energy Transfer LP	5.250%	7/1/2029	9,150	9,418
	Energy Transfer LP	5.200%	4/1/2030	8,779	9,047
	Energy Transfer LP	3.750%	5/15/2030	15,237	14,831
	Eni USA Inc.	7.300%	11/15/2027	485	513
	Enterprise Products Operating LLC	4.600%	1/11/2027	927	934
	Enterprise Products Operating LLC	4.300%	6/20/2028	5,879	5,930
	Enterprise Products Operating LLC	4.150%	10/16/2028	4,764	4,795
	Enterprise Products Operating LLC	3.125%	7/31/2029	5,060	4,907
	Enterprise Products Operating LLC	2.800%	1/31/2030	11,008	10,458
[1]	Enterprise Products Operating LLC	5.250%	8/16/2077	6,960	6,941
[1]	Enterprise Products Operating LLC	5.375%	2/15/2078	4,583	4,554
	EOG Resources Inc.	4.400%	7/15/2028	1,660	1,679
	EOG Resources Inc.	4.375%	4/15/2030	1,416	1,425
	EQT Corp.	3.900%	10/1/2027	5,417	5,392
	EQT Corp.	5.700%	4/1/2028	1,151	1,187
	EQT Corp.	4.500%	1/15/2029	8,938	8,953
	EQT Corp.	6.375%	4/1/2029	4,080	4,225
	EQT Corp.	7.500%	6/1/2030	1,580	1,738
	Expand Energy Corp.	5.375%	2/1/2029	3,305	3,310
	Expand Energy Corp.	5.375%	3/15/2030	6,900	7,005
	Exxon Mobil Corp.	3.294%	3/19/2027	2,875	2,863
	Exxon Mobil Corp.	2.440%	8/16/2029	230	220
	Exxon Mobil Corp.	3.482%	3/19/2030	14,547	14,231
	Exxon Mobil Corp.	2.610%	10/15/2030	19,350	18,138
	Halliburton Co.	2.920%	3/1/2030	12,154	11,504
	Helmerich & Payne Inc.	4.650%	12/1/2027	3,546	3,574
	Helmerich & Payne Inc.	4.850%	12/1/2029	1,145	1,149
	Hess Corp.	4.300%	4/1/2027	7,519	7,552
	Hess Corp.	7.875%	10/1/2029	2,410	2,725
	HF Sinclair Corp.	4.500%	10/1/2030	25	25
	Kinder Morgan Inc.	4.300%	3/1/2028	9,350	9,398
	Kinder Morgan Inc.	5.100%	8/1/2029	2,470	2,540
	Kinder Morgan Inc.	5.150%	6/1/2030	10,973	11,345
	Marathon Petroleum Corp.	5.125%	12/15/2026	7,035	7,087
	Marathon Petroleum Corp.	3.800%	4/1/2028	4,221	4,199
	Marathon Petroleum Corp.	5.150%	3/1/2030	5,755	5,928
	MPLX LP	4.125%	3/1/2027	13,134	13,141
	MPLX LP	4.250%	12/1/2027	2,196	2,203
	MPLX LP	4.000%	3/15/2028	5,499	5,489
	MPLX LP	4.800%	2/15/2029	6,570	6,671
	MPLX LP	2.650%	8/15/2030	2,136	1,978
	Northwest Pipeline LLC	4.000%	4/1/2027	2,941	2,941
	NOV Inc.	3.600%	12/1/2029	36	35
	Occidental Petroleum Corp.	8.500%	7/15/2027	1,500	1,567
	Occidental Petroleum Corp.	6.375%	9/1/2028	1,576	1,652
	Occidental Petroleum Corp.	5.200%	8/1/2029	6,638	6,798
	Occidental Petroleum Corp.	8.875%	7/15/2030	4,127	4,762
	Occidental Petroleum Corp.	6.625%	9/1/2030	14,400	15,469
	ONEOK Inc.	4.000%	7/13/2027	4,162	4,158
	ONEOK Inc.	4.250%	9/24/2027	22,992	23,067
	ONEOK Inc.	4.550%	7/15/2028	5,565	5,613
	ONEOK Inc.	5.650%	11/1/2028	4,335	4,504
	ONEOK Inc.	4.350%	3/15/2029	4,469	4,484
	ONEOK Inc.	5.375%	6/1/2029	3,412	3,518
	ONEOK Inc.	3.400%	9/1/2029	1,795	1,739
	ONEOK Inc.	4.400%	10/15/2029	4,190	4,204
	ONEOK Inc.	3.250%	6/1/2030	225	214
	ONEOK Inc.	5.800%	11/1/2030	25	26
	Ovintiv Inc.	5.650%	5/15/2028	5,920	6,094
	Patterson-UTI Energy Inc.	3.950%	2/1/2028	5,072	5,016
	Patterson-UTI Energy Inc.	5.150%	11/15/2029	75	76
	Phillips 66	3.900%	3/15/2028	6,313	6,289
	Phillips 66 Co.	4.950%	12/1/2027	6,561	6,668
	Phillips 66 Co.	3.150%	12/15/2029	800	768

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Plains All American Pipeline LP	4.500%	12/15/2026	6,535	6,554
	Plains All American Pipeline LP	3.800%	9/15/2030	8,630	8,372
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	13,212	13,300
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	10,581	10,591
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	11,319	11,374
[3]	Shell Finance US Inc.	3.875%	11/13/2028	7,562	7,557
[1]	Shell Finance US Inc.	2.375%	11/7/2029	13,823	13,038
[1]	Shell Finance US Inc.	2.750%	4/6/2030	9,804	9,291
	Shell Finance US Inc.	4.125%	11/6/2030	3,942	3,941
	Shell International Finance BV	2.375%	11/7/2029	50	47
	Shell International Finance BV	2.750%	4/6/2030	25	24
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	2,480	2,501
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	6,675	6,773
	Targa Resources Corp.	5.200%	7/1/2027	6,055	6,152
	Targa Resources Corp.	4.350%	1/15/2029	2,761	2,768
	Targa Resources Corp.	6.150%	3/1/2029	7,375	7,764
	Targa Resources Partners LP	5.000%	1/15/2028	4,932	4,934
	Targa Resources Partners LP	5.500%	3/1/2030	4,210	4,277
	TC PipeLines LP	3.900%	5/25/2027	5,362	5,343
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/2028	3,572	3,836
	TotalEnergies Capital International SA	3.455%	2/19/2029	8,632	8,499
	TotalEnergies Capital International SA	2.829%	1/10/2030	29,012	27,775
	TotalEnergies Capital SA	3.883%	10/11/2028	487	488
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	10,419	10,442
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	6,374	6,302
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	4,380	4,515
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	738	737
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	2,335	2,237
	Valero Energy Corp.	2.150%	9/15/2027	3,038	2,943
	Valero Energy Corp.	4.350%	6/1/2028	5,982	6,011
	Valero Energy Corp.	4.000%	4/1/2029	5,755	5,710
	Valero Energy Corp.	5.150%	2/15/2030	670	690
	Valero Energy Partners LP	4.500%	3/15/2028	5,609	5,648
	Viper Energy Partners LLC	4.900%	8/1/2030	3,025	3,059
	Western Midstream Operating LP	4.500%	3/1/2028	1,755	1,761
	Western Midstream Operating LP	4.750%	8/15/2028	2,488	2,517
	Western Midstream Operating LP	6.350%	1/15/2029	4,939	5,199
	Western Midstream Operating LP	4.050%	2/1/2030	5,440	5,329
	Williams Cos. Inc.	3.750%	6/15/2027	5,112	5,092
	Williams Cos. Inc.	5.300%	8/15/2028	7,172	7,384
	Williams Cos. Inc.	4.900%	3/15/2029	9,475	9,675
	Williams Cos. Inc.	4.625%	6/30/2030	3,534	3,572
	Williams Cos. Inc.	3.500%	11/15/2030	8,965	8,604
	Woodside Finance Ltd.	4.900%	5/19/2028	3,561	3,614
	Woodside Finance Ltd.	5.400%	5/19/2030	9,112	9,357
					1,014,048
Financials (9.7%)
	ACE Capital Trust II	9.700%	4/1/2030	2,000	2,400
[1]	Aegon Ltd.	5.500%	4/11/2048	5,068	5,127
	AerCap Ireland Capital DAC	6.100%	1/15/2027	5,425	5,529
	AerCap Ireland Capital DAC	6.450%	4/15/2027	9,752	10,021
	AerCap Ireland Capital DAC	3.650%	7/21/2027	4,511	4,484
	AerCap Ireland Capital DAC	4.625%	10/15/2027	380	383
	AerCap Ireland Capital DAC	3.875%	1/23/2028	7,207	7,173
	AerCap Ireland Capital DAC	4.875%	4/1/2028	2,065	2,099
	AerCap Ireland Capital DAC	5.750%	6/6/2028	3,713	3,845
	AerCap Ireland Capital DAC	3.000%	10/29/2028	40,726	39,485
	AerCap Ireland Capital DAC	5.100%	1/19/2029	6,410	6,553
	AerCap Ireland Capital DAC	4.625%	9/10/2029	2,856	2,885
	AerCap Ireland Capital DAC	6.150%	9/30/2030	6,091	6,522
	AerCap Ireland Capital DAC	6.950%	3/10/2055	4,060	4,258
	Affiliated Managers Group Inc.	3.300%	6/15/2030	2,403	2,290
	Aflac Inc.	3.600%	4/1/2030	6,846	6,739
	Air Lease Corp.	3.625%	4/1/2027	4,275	4,243
	Air Lease Corp.	5.850%	12/15/2027	4,633	4,768
	Air Lease Corp.	2.100%	9/1/2028	6,290	5,923
	Air Lease Corp.	4.625%	10/1/2028	2,700	2,711
	Air Lease Corp.	5.100%	3/1/2029	3,015	3,061
	Air Lease Corp.	3.250%	10/1/2029	3,025	2,890

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Air Lease Corp.	3.000%	2/1/2030	1,740	1,632
	Air Lease Corp.	3.125%	12/1/2030	4,500	4,173
	Alleghany Corp.	3.625%	5/15/2030	77	75
	Allstate Corp.	3.280%	12/15/2026	5,592	5,561
	Allstate Corp.	5.050%	6/24/2029	3,511	3,629
	Allstate Corp.	1.450%	12/15/2030	5,000	4,365
	Ally Financial Inc.	4.750%	6/9/2027	2,034	2,051
	Ally Financial Inc.	7.100%	11/15/2027	1,170	1,229
	Ally Financial Inc.	2.200%	11/2/2028	2,924	2,766
	Ally Financial Inc.	5.737%	5/15/2029	1,353	1,387
	Ally Financial Inc.	6.992%	6/13/2029	2,601	2,745
	Ally Financial Inc.	5.543%	1/17/2031	67	69
	American Express Co.	2.550%	3/4/2027	12,002	11,832
	American Express Co.	3.300%	5/3/2027	374	372
	American Express Co.	5.850%	11/5/2027	5,434	5,621
	American Express Co.	5.098%	2/16/2028	11,814	11,953
	American Express Co.	5.043%	7/26/2028	5,510	5,602
	American Express Co.	4.731%	4/25/2029	10,356	10,515
	American Express Co.	4.050%	5/3/2029	1,564	1,569
	American Express Co.	4.351%	7/20/2029	9,331	9,397
	American Express Co.	5.282%	7/27/2029	7,713	7,942
	American Express Co.	5.532%	4/25/2030	10,656	11,120
	American Express Co.	5.085%	1/30/2031	18,053	18,613
	American Express Co.	5.016%	4/25/2031	9,326	9,606
	American Express Co.	6.489%	10/30/2031	7,379	8,060
[1]	American Express Credit Corp.	3.300%	5/3/2027	200	199
	American International Group Inc.	4.850%	5/7/2030	2,126	2,179
	American International Group Inc.	3.400%	6/30/2030	2,713	2,617
	American National Group Inc.	5.000%	6/15/2027	3,579	3,606
	American National Group Inc.	5.750%	10/1/2029	3,505	3,628
	Ameriprise Financial Inc.	5.700%	12/15/2028	4,143	4,346
	Aon Corp.	2.850%	5/28/2027	5,430	5,349
	Aon Corp.	3.750%	5/2/2029	7,096	7,019
	Aon Corp.	2.800%	5/15/2030	5,007	4,726
	Aon North America Inc.	5.125%	3/1/2027	3,069	3,108
	Aon North America Inc.	5.150%	3/1/2029	9,088	9,354
[3]	Apollo Debt Solutions BDC	5.200%	12/8/2028	1,750	1,749
	Apollo Debt Solutions BDC	6.900%	4/13/2029	6,096	6,403
	Apollo Debt Solutions BDC	5.875%	8/30/2030	2,050	2,072
	Arch Capital Finance LLC	4.011%	12/15/2026	3,800	3,801
	Ares Capital Corp.	7.000%	1/15/2027	6,779	6,947
	Ares Capital Corp.	2.875%	6/15/2027	4,985	4,882
	Ares Capital Corp.	2.875%	6/15/2028	6,265	5,988
	Ares Capital Corp.	5.875%	3/1/2029	2,500	2,565
	Ares Capital Corp.	5.950%	7/15/2029	144	148
	Ares Capital Corp.	5.500%	9/1/2030	4,442	4,474
	Ares Management Corp.	6.375%	11/10/2028	4,458	4,720
	Ares Strategic Income Fund	5.700%	3/15/2028	5,896	5,971
[3]	Ares Strategic Income Fund	5.450%	9/9/2028	2,986	3,008
[3]	Ares Strategic Income Fund	4.850%	1/15/2029	7,125	7,041
	Ares Strategic Income Fund	6.350%	8/15/2029	4,343	4,474
	Ares Strategic Income Fund	5.600%	2/15/2030	4,778	4,802
[3]	Ares Strategic Income Fund	5.800%	9/9/2030	3,200	3,232
	Arthur J Gallagher & Co.	4.600%	12/15/2027	2,575	2,603
	Arthur J Gallagher & Co.	4.850%	12/15/2029	18,000	18,419
	Associated Banc-Corp.	6.455%	8/29/2030	2,030	2,109
	Assurant Inc.	4.900%	3/27/2028	1,820	1,844
	Assurant Inc.	3.700%	2/22/2030	4,781	4,642
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	2,155	2,263
[3]	Athene Global Funding	5.583%	1/9/2029	1,250	1,284
	Athene Holding Ltd.	4.125%	1/12/2028	3,963	3,959
	Athene Holding Ltd.	6.150%	4/3/2030	13,779	14,620
[1]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/2026	9,600	9,655
[1]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/2027	4,883	4,930
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	4,975	5,061
	Australia & New Zealand Banking Group Ltd.	4.362%	6/18/2028	285	289
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	7,350	7,502
	AXA SA	8.600%	12/15/2030	5,000	5,860
[1]	AXIS Specialty Finance LLC	4.900%	1/15/2040	2,660	2,562
	AXIS Specialty Finance plc	4.000%	12/6/2027	2,505	2,501

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	3,553	3,548
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	7,365	7,630
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/2029	150	156
	Banco Santander SA	4.250%	4/11/2027	13,631	13,659
	Banco Santander SA	5.294%	8/18/2027	11,543	11,756
	Banco Santander SA	3.800%	2/23/2028	6,045	5,998
	Banco Santander SA	5.552%	3/14/2028	4,920	5,001
	Banco Santander SA	4.175%	3/24/2028	12,954	12,962
	Banco Santander SA	4.379%	4/12/2028	215	216
[1]	Banco Santander SA	5.365%	7/15/2028	6,348	6,469
	Banco Santander SA	5.588%	8/8/2028	11,705	12,132
	Banco Santander SA	6.607%	11/7/2028	9,630	10,272
	Banco Santander SA	3.306%	6/27/2029	9,323	9,057
	Banco Santander SA	5.565%	1/17/2030	7,075	7,367
	Banco Santander SA	5.538%	3/14/2030	7,492	7,755
	Banco Santander SA	3.490%	5/28/2030	25	24
[1]	Bank of America Corp.	4.183%	11/25/2027	20,020	20,054
[1]	Bank of America Corp.	3.824%	1/20/2028	20,610	20,560
[1]	Bank of America Corp.	2.551%	2/4/2028	12,037	11,844
[1]	Bank of America Corp.	3.705%	4/24/2028	220	219
	Bank of America Corp.	4.376%	4/27/2028	27,908	28,016
[1]	Bank of America Corp.	3.593%	7/21/2028	4,284	4,255
[1]	Bank of America Corp.	4.948%	7/22/2028	39,261	39,812
	Bank of America Corp.	6.204%	11/10/2028	24,930	25,903
[1]	Bank of America Corp.	3.419%	12/20/2028	19,474	19,247
	Bank of America Corp.	4.979%	1/24/2029	210	214
[1]	Bank of America Corp.	3.970%	3/5/2029	21,366	21,327
	Bank of America Corp.	5.202%	4/25/2029	33,627	34,447
[1]	Bank of America Corp.	2.087%	6/14/2029	11,440	10,909
[1]	Bank of America Corp.	4.271%	7/23/2029	16,245	16,314
	Bank of America Corp.	5.819%	9/15/2029	18,161	18,936
[1]	Bank of America Corp.	3.974%	2/7/2030	13,809	13,733
[1]	Bank of America Corp.	3.194%	7/23/2030	507	490
[1]	Bank of America Corp.	2.884%	10/22/2030	12,331	11,736
	Bank of America Corp.	5.162%	1/24/2031	40,354	41,674
[1]	Bank of America Corp.	2.496%	2/13/2031	31,306	29,156
[1]	Bank of America Corp.	1.898%	7/23/2031	100	90
[1]	Bank of America Corp.	1.922%	10/24/2031	25,132	22,467
[1]	Bank of Montreal	2.650%	3/8/2027	7,618	7,510
[1]	Bank of Montreal	4.700%	9/14/2027	1,921	1,946
	Bank of Montreal	5.203%	2/1/2028	14,366	14,729
	Bank of Montreal	4.062%	9/22/2028	1,575	1,576
	Bank of Montreal	5.717%	9/25/2028	4,515	4,708
	Bank of Montreal	4.640%	9/10/2030	4,605	4,665
	Bank of Montreal	4.350%	9/22/2031	115	115
[1]	Bank of Montreal	3.803%	12/15/2032	150	148
[1]	Bank of Montreal	6.709%	Perpetual	117	117
[1]	Bank of New York Mellon Corp.	2.050%	1/26/2027	3,432	3,369
[1]	Bank of New York Mellon Corp.	3.250%	5/16/2027	8,159	8,103
[1]	Bank of New York Mellon Corp.	3.442%	2/7/2028	7,888	7,848
[1]	Bank of New York Mellon Corp.	3.850%	4/28/2028	170	170
	Bank of New York Mellon Corp.	4.441%	6/9/2028	3,308	3,333
[1]	Bank of New York Mellon Corp.	3.992%	6/13/2028	650	651
[1]	Bank of New York Mellon Corp.	1.650%	7/14/2028	2,232	2,119
	Bank of New York Mellon Corp.	4.890%	7/21/2028	5,743	5,830
[1]	Bank of New York Mellon Corp.	5.802%	10/25/2028	13,215	13,661
[1]	Bank of New York Mellon Corp.	3.000%	10/30/2028	3,620	3,526
	Bank of New York Mellon Corp.	4.543%	2/1/2029	11,027	11,163
	Bank of New York Mellon Corp.	4.729%	4/20/2029	1,875	1,906
[1]	Bank of New York Mellon Corp.	3.850%	4/26/2029	175	175
[1]	Bank of New York Mellon Corp.	3.300%	8/23/2029	41	40
[1]	Bank of New York Mellon Corp.	6.317%	10/25/2029	11,553	12,265
[1]	Bank of New York Mellon Corp.	4.975%	3/14/2030	6,735	6,931
	Bank of New York Mellon Corp.	4.596%	7/26/2030	25	25
	Bank of New York Mellon Corp.	4.942%	2/11/2031	17,461	17,958
	Bank of Nova Scotia	2.951%	3/11/2027	12,233	12,103
[1]	Bank of Nova Scotia	5.400%	6/4/2027	3,633	3,709
	Bank of Nova Scotia	5.250%	6/12/2028	7,873	8,114
	Bank of Nova Scotia	4.404%	9/8/2028	105	106
	Bank of Nova Scotia	4.043%	9/15/2028	10,659	10,659

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	4.932%	2/14/2029	4,561	4,649
[1]	Bank of Nova Scotia	5.450%	8/1/2029	14,239	14,824
	Bank of Nova Scotia	4.850%	2/1/2030	87	89
	Bank of Nova Scotia	5.130%	2/14/2031	8,236	8,481
	Bank of Nova Scotia	4.338%	9/15/2031	145	144
	BankUnited Inc.	5.125%	6/11/2030	920	923
	Barclays plc	4.337%	1/10/2028	2,550	2,556
	Barclays plc	5.674%	3/12/2028	8,583	8,737
	Barclays plc	4.836%	5/9/2028	9,042	9,112
	Barclays plc	5.501%	8/9/2028	20,266	20,702
	Barclays plc	4.837%	9/10/2028	916	927
	Barclays plc	7.385%	11/2/2028	23,326	24,656
	Barclays plc	5.086%	2/25/2029	4,843	4,934
[1]	Barclays plc	4.972%	5/16/2029	4,996	5,078
	Barclays plc	6.490%	9/13/2029	8,879	9,381
	Barclays plc	4.476%	11/11/2029	5,666	5,697
	Barclays plc	5.690%	3/12/2030	15,259	15,876
[1]	Barclays plc	5.088%	6/20/2030	4,647	4,725
	Barclays plc	4.942%	9/10/2030	14,493	14,769
	Barclays plc	5.367%	2/25/2031	16,893	17,453
	Barclays plc	2.645%	6/24/2031	120	111
	Barclays plc	3.564%	9/23/2035	5,742	5,418
	Barings BDC Inc.	5.200%	9/15/2028	1,425	1,418
	Barings BDC Inc.	7.000%	2/15/2029	3,880	4,004
[3]	Barings Private Credit Corp.	6.150%	6/11/2030	4,225	4,214
	Berkshire Hathaway Finance Corp.	2.300%	3/15/2027	2,325	2,289
	Berkshire Hathaway Finance Corp.	1.850%	3/12/2030	370	340
	Berkshire Hathaway Finance Corp.	1.450%	10/15/2030	28	25
	BGC Group Inc.	8.000%	5/25/2028	3,861	4,124
	BGC Group Inc.	6.600%	6/10/2029	1,210	1,263
	BGC Group Inc.	6.150%	4/2/2030	4,255	4,406
	BlackRock Funding Inc.	4.600%	7/26/2027	5,097	5,167
	Blackrock Inc.	3.200%	3/15/2027	2,255	2,242
	Blackrock Inc.	3.250%	4/30/2029	6,851	6,715
	Blackrock Inc.	2.400%	4/30/2030	7,680	7,192
	Blackstone Private Credit Fund	2.625%	12/15/2026	4,978	4,891
	Blackstone Private Credit Fund	3.250%	3/15/2027	5,774	5,676
	Blackstone Private Credit Fund	4.950%	9/26/2027	75	75
	Blackstone Private Credit Fund	7.300%	11/27/2028	4,673	4,956
	Blackstone Private Credit Fund	4.000%	1/15/2029	2,332	2,265
	Blackstone Private Credit Fund	5.950%	7/16/2029	14,471	14,767
	Blackstone Private Credit Fund	5.600%	11/22/2029	5,150	5,197
	Blackstone Private Credit Fund	5.250%	4/1/2030	1,305	1,296
	Blackstone Private Credit Fund	5.050%	9/10/2030	4,686	4,614
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	2,792	2,792
	Blackstone Secured Lending Fund	2.125%	2/15/2027	2,174	2,115
	Blackstone Secured Lending Fund	5.875%	11/15/2027	5,701	5,820
	Blackstone Secured Lending Fund	5.350%	4/13/2028	5,835	5,886
	Blackstone Secured Lending Fund	2.850%	9/30/2028	3,965	3,749
	Blackstone Secured Lending Fund	5.300%	6/30/2030	1,745	1,738
	Blackstone Secured Lending Fund	5.125%	1/31/2031	7,100	7,011
	Blue Owl Capital Corp.	2.625%	1/15/2027	2,804	2,739
	Blue Owl Capital Corp.	2.875%	6/11/2028	6,665	6,296
	Blue Owl Capital Corp.	5.950%	3/15/2029	5,947	6,002
	Blue Owl Capital Corp.	6.200%	7/15/2030	4,220	4,276
[1]	Blue Owl Credit Income Corp.	4.700%	2/8/2027	462	461
[1]	Blue Owl Credit Income Corp.	7.750%	9/16/2027	1,375	1,429
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	1,710	1,808
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	5,185	5,332
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	6,875	6,865
	Blue Owl Technology Finance Corp.	2.500%	1/15/2027	2,820	2,743
[3]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	3,325	3,344
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	4,287	4,386
[1]	BPCE SA	3.375%	12/2/2026	4,315	4,294
	Brighthouse Financial Inc.	5.625%	5/15/2030	3,796	3,848
	Brookfield Finance Inc.	3.900%	1/25/2028	6,892	6,871
	Brookfield Finance Inc.	4.850%	3/29/2029	10,910	11,082
	Brookfield Finance Inc.	4.350%	4/15/2030	3,980	3,995
	Brown & Brown Inc.	4.600%	12/23/2026	2,900	2,915
	Brown & Brown Inc.	4.700%	6/23/2028	2,306	2,334

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brown & Brown Inc.	4.500%	3/15/2029	2,895	2,904
	Brown & Brown Inc.	4.900%	6/23/2030	6,169	6,257
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	3,616	3,598
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	4,191	4,272
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	8,865	9,068
	Canadian Imperial Bank of Commerce	4.243%	9/8/2028	80	80
	Canadian Imperial Bank of Commerce	5.986%	10/3/2028	4,820	5,061
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	5,328	5,416
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	8,491	8,793
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	1,434	1,454
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	11,470	11,834
	Capital One Financial Corp.	4.100%	2/9/2027	16,500	16,511
	Capital One Financial Corp.	3.750%	3/9/2027	11,683	11,650
	Capital One Financial Corp.	3.650%	5/11/2027	365	363
	Capital One Financial Corp.	3.800%	1/31/2028	372	370
	Capital One Financial Corp.	4.927%	5/10/2028	9,390	9,502
	Capital One Financial Corp.	5.468%	2/1/2029	10,260	10,537
	Capital One Financial Corp.	6.312%	6/8/2029	9,668	10,147
	Capital One Financial Corp.	5.700%	2/1/2030	12,161	12,641
	Capital One Financial Corp.	3.273%	3/1/2030	2,265	2,198
	Capital One Financial Corp.	5.247%	7/26/2030	165	170
	Capital One Financial Corp.	5.463%	7/26/2030	15,171	15,719
	Capital One Financial Corp.	4.493%	9/11/2031	7,245	7,229
[1]	Capital One Financial Corp.	7.624%	10/30/2031	10,025	11,326
[1]	Capital One NA	4.650%	9/13/2028	7,693	7,804
[1]	Capital One NA	2.700%	2/6/2030	2,841	2,678
	Capital Southwest Corp.	5.950%	9/18/2030	4,399	4,429
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	1,665	1,705
	Cboe Global Markets Inc.	3.650%	1/12/2027	5,920	5,908
	Charles Schwab Corp.	3.200%	3/2/2027	6,482	6,433
	Charles Schwab Corp.	2.450%	3/3/2027	14,621	14,402
	Charles Schwab Corp.	3.300%	4/1/2027	6,685	6,643
	Charles Schwab Corp.	3.200%	1/25/2028	2,355	2,323
	Charles Schwab Corp.	2.000%	3/20/2028	7,328	7,050
	Charles Schwab Corp.	5.643%	5/19/2029	9,869	10,245
	Charles Schwab Corp.	3.250%	5/22/2029	5,445	5,304
	Charles Schwab Corp.	2.750%	10/1/2029	705	672
	Charles Schwab Corp.	6.196%	11/17/2029	11,447	12,106
	Charles Schwab Corp.	4.343%	11/14/2031	7,100	7,086
	Chubb INA Holdings LLC	4.650%	8/15/2029	5,740	5,869
	Chubb INA Holdings LLC	1.375%	9/15/2030	70	62
[1]	Cincinnati Financial Corp.	6.920%	5/15/2028	3,915	4,169
[1]	Citibank NA	5.488%	12/4/2026	15,648	15,857
	Citibank NA	4.576%	5/29/2027	551	557
	Citibank NA	5.803%	9/29/2028	17,631	18,493
	Citibank NA	4.838%	8/6/2029	9,422	9,639
	Citigroup Inc.	4.450%	9/29/2027	15,493	15,593
[1]	Citigroup Inc.	3.887%	1/10/2028	8,830	8,813
[1]	Citigroup Inc.	3.070%	2/24/2028	63,492	62,774
	Citigroup Inc.	4.643%	5/7/2028	5,696	5,742
	Citigroup Inc.	4.658%	5/24/2028	26,859	27,093
[1]	Citigroup Inc.	3.668%	7/24/2028	9,245	9,188
	Citigroup Inc.	4.125%	7/25/2028	17,308	17,304
[1]	Citigroup Inc.	3.520%	10/27/2028	20,074	19,900
	Citigroup Inc.	4.786%	3/4/2029	3,996	4,055
[1]	Citigroup Inc.	4.075%	4/23/2029	15,827	15,813
	Citigroup Inc.	5.174%	2/13/2030	16,315	16,745
[1]	Citigroup Inc.	3.980%	3/20/2030	30	30
	Citigroup Inc.	4.542%	9/19/2030	16,115	16,236
[1]	Citigroup Inc.	2.976%	11/5/2030	11,232	10,695
[1]	Citigroup Inc.	2.666%	1/29/2031	165	154
[1]	Citigroup Inc.	4.412%	3/31/2031	19,250	19,243
	Citigroup Inc.	4.952%	5/7/2031	6,152	6,281
[1]	Citigroup Inc.	2.572%	6/3/2031	30,387	28,153
	Citigroup Inc.	4.503%	9/11/2031	9,100	9,123
	Citigroup Inc.	5.592%	11/19/2034	7,117	7,296
	Citizens Bank NA	4.575%	8/9/2028	7,149	7,201
	Citizens Financial Group Inc.	5.841%	1/23/2030	4,590	4,788
	Citizens Financial Group Inc.	3.250%	4/30/2030	850	812
	Citizens Financial Group Inc.	5.253%	3/5/2031	3,050	3,132

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CME Group Inc.	3.750%	6/15/2028	4,793	4,799
	CME Group Inc.	4.400%	3/15/2030	7,003	7,106
	CNA Financial Corp.	3.450%	8/15/2027	5,833	5,776
	CNA Financial Corp.	3.900%	5/1/2029	2,890	2,861
	CNO Financial Group Inc.	5.250%	5/30/2029	3,130	3,178
	Comerica Inc.	4.000%	2/1/2029	1,789	1,771
	Comerica Inc.	5.982%	1/30/2030	5,065	5,285
	Commonwealth Bank of Australia	4.423%	3/14/2028	4,980	5,043
[1]	Commonwealth Bank of Australia	4.150%	10/1/2030	3,215	3,220
	Cooperatieve Rabobank UA	4.372%	5/27/2027	80	81
	Cooperatieve Rabobank UA	4.883%	1/21/2028	7,175	7,337
	Cooperatieve Rabobank UA	3.957%	10/17/2028	105	105
	Cooperatieve Rabobank UA	4.800%	1/9/2029	5,133	5,250
	Cooperatieve Rabobank UA	4.494%	10/17/2029	7,400	7,528
	Corebridge Financial Inc.	3.650%	4/5/2027	29,800	29,626
	Corebridge Financial Inc.	3.850%	4/5/2029	11,495	11,321
	Corebridge Financial Inc.	6.875%	12/15/2052	8,039	8,229
	Deutsche Bank AG	5.371%	9/9/2027	2,837	2,904
	Deutsche Bank AG	2.552%	1/7/2028	11,377	11,191
	Deutsche Bank AG	5.706%	2/8/2028	4,890	4,968
[1]	Deutsche Bank AG	5.373%	1/10/2029	60	61
	Deutsche Bank AG	6.720%	1/18/2029	8,930	9,348
	Deutsche Bank AG	5.414%	5/10/2029	7,264	7,547
	Deutsche Bank AG	6.819%	11/20/2029	14,136	15,069
	Deutsche Bank AG	4.999%	9/11/2030	8,655	8,784
	Deutsche Bank AG	5.297%	5/9/2031	14,519	14,874
	Deutsche Bank AG	4.950%	8/4/2031	16,225	16,397
[1]	Deutsche Bank AG	3.547%	9/18/2031	8,867	8,441
	Deutsche Bank AG	4.875%	12/1/2032	3,812	3,828
	Eaton Vance Corp.	3.500%	4/6/2027	6,207	6,176
	Enact Holdings Inc.	6.250%	5/28/2029	4,549	4,761
	Enstar Finance LLC	5.500%	1/15/2042	3,952	3,902
	Enstar Group Ltd.	4.950%	6/1/2029	2,454	2,474
	Equitable Holdings Inc.	4.350%	4/20/2028	3,533	3,548
	Essent Group Ltd.	6.250%	7/1/2029	2,820	2,945
	F&G Annuities & Life Inc.	7.400%	1/13/2028	3,493	3,658
	F&G Annuities & Life Inc.	6.500%	6/4/2029	2,366	2,464
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	3,088	3,131
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	1,735	1,741
	Fidelity National Financial Inc.	4.500%	8/15/2028	4,270	4,299
	Fidelity National Financial Inc.	3.400%	6/15/2030	3,605	3,441
	Fifth Third Bancorp	2.550%	5/5/2027	7,921	7,772
	Fifth Third Bancorp	4.055%	4/25/2028	4,469	4,462
	Fifth Third Bancorp	6.361%	10/27/2028	2,535	2,638
	Fifth Third Bancorp	6.339%	7/27/2029	16,107	16,958
	Fifth Third Bancorp	4.772%	7/28/2030	7,026	7,109
[1]	Fifth Third Bank NA	2.250%	2/1/2027	1,781	1,749
	First American Financial Corp.	4.000%	5/15/2030	2,630	2,543
	First Horizon Corp.	5.514%	3/7/2031	12,999	13,430
	FNB Corp.	5.722%	12/11/2030	5,176	5,284
	Franklin BSP Capital Corp.	7.200%	6/15/2029	1,086	1,120
[3]	Franklin BSP Capital Corp.	6.000%	10/2/2030	1,620	1,606
	Franklin Resources Inc.	1.600%	10/30/2030	5,051	4,482
	FS KKR Capital Corp.	2.625%	1/15/2027	210	204
	FS KKR Capital Corp.	7.875%	1/15/2029	2,123	2,200
	FS KKR Capital Corp.	6.875%	8/15/2029	3,345	3,373
	FS KKR Capital Corp.	6.125%	1/15/2030	3,870	3,811
	GATX Corp.	5.400%	3/15/2027	250	254
	GATX Corp.	3.850%	3/30/2027	5,797	5,777
	GATX Corp.	4.550%	11/7/2028	3,015	3,039
	GATX Corp.	4.700%	4/1/2029	873	883
	GATX Corp.	4.000%	6/30/2030	2,900	2,858
	Global Payments Inc.	2.150%	1/15/2027	6,434	6,297
	Global Payments Inc.	4.950%	8/15/2027	4,750	4,805
	Global Payments Inc.	4.500%	11/15/2028	14,820	14,850
	Global Payments Inc.	3.200%	8/15/2029	37	35
	Global Payments Inc.	2.900%	5/15/2030	10,111	9,371
	Global Payments Inc.	4.875%	11/15/2030	13,297	13,308
	Globe Life Inc.	4.550%	9/15/2028	2,761	2,787
	Globe Life Inc.	2.150%	8/15/2030	1,850	1,673

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	4,840	4,861
	Goldman Sachs Group Inc.	5.950%	1/15/2027	5,080	5,181
	Goldman Sachs Group Inc.	3.850%	1/26/2027	11,821	11,813
	Goldman Sachs Group Inc.	2.640%	2/24/2028	19,390	19,089
	Goldman Sachs Group Inc.	3.615%	3/15/2028	16,609	16,514
	Goldman Sachs Group Inc.	4.937%	4/23/2028	6,651	6,727
[1]	Goldman Sachs Group Inc.	3.691%	6/5/2028	140	139
	Goldman Sachs Group Inc.	4.482%	8/23/2028	24,784	24,952
[1]	Goldman Sachs Group Inc.	3.814%	4/23/2029	15,409	15,317
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	25,387	25,435
	Goldman Sachs Group Inc.	4.153%	10/21/2029	20	20
	Goldman Sachs Group Inc.	6.484%	10/24/2029	8,441	8,956
	Goldman Sachs Group Inc.	2.600%	2/7/2030	20,608	19,368
	Goldman Sachs Group Inc.	3.800%	3/15/2030	411	404
	Goldman Sachs Group Inc.	5.727%	4/25/2030	23,125	24,157
	Goldman Sachs Group Inc.	5.049%	7/23/2030	1,014	1,039
	Goldman Sachs Group Inc.	4.692%	10/23/2030	9,026	9,149
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	29,100	30,051
	Goldman Sachs Group Inc.	5.218%	4/23/2031	56,510	58,342
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	12,010	11,983
[3]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	3,658	3,671
[3]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	4,129	4,209
[3]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	1,500	1,503
	Golub Capital BDC Inc.	2.050%	2/15/2027	1,409	1,367
	Golub Capital BDC Inc.	7.050%	12/5/2028	7,510	7,926
	Golub Capital BDC Inc.	6.000%	7/15/2029	3,141	3,213
[3]	Golub Capital Private Credit Fund	5.450%	8/15/2028	3,000	3,019
	Golub Capital Private Credit Fund	5.800%	9/12/2029	2,340	2,372
	Golub Capital Private Credit Fund	5.875%	5/1/2030	3,055	3,103
	Hanover Insurance Group Inc.	2.500%	9/1/2030	1,500	1,364
	Hercules Capital Inc.	3.375%	1/20/2027	644	635
	Hercules Capital Inc.	6.000%	6/16/2030	4,000	4,053
	Horace Mann Educators Corp.	7.250%	9/15/2028	3,925	4,205
	Horace Mann Educators Corp.	4.700%	10/1/2030	2,614	2,593
[3]	HPS Corporate Lending Fund	5.300%	6/5/2027	720	724
	HPS Corporate Lending Fund	5.450%	1/14/2028	4,245	4,294
[3]	HPS Corporate Lending Fund	4.900%	9/11/2028	4,633	4,606
	HPS Corporate Lending Fund	6.750%	1/30/2029	3,000	3,133
	HPS Corporate Lending Fund	6.250%	9/30/2029	2,635	2,728
[3]	HPS Corporate Lending Fund	5.850%	6/5/2030	2,500	2,532
[3]	HPS Corporate Lending Fund	5.450%	11/15/2030	6,152	6,134
[1]	HSBC Holdings plc	4.041%	3/13/2028	34,395	34,350
	HSBC Holdings plc	5.597%	5/17/2028	11,901	12,128
	HSBC Holdings plc	4.755%	6/9/2028	9,610	9,691
	HSBC Holdings plc	5.210%	8/11/2028	22,220	22,592
[1]	HSBC Holdings plc	2.013%	9/22/2028	250	241
	HSBC Holdings plc	7.390%	11/3/2028	11,999	12,685
	HSBC Holdings plc	5.130%	11/19/2028	3,203	3,263
	HSBC Holdings plc	4.899%	3/3/2029	6,824	6,923
	HSBC Holdings plc	6.161%	3/9/2029	18,981	19,759
[1]	HSBC Holdings plc	4.583%	6/19/2029	20,747	20,935
	HSBC Holdings plc	2.206%	8/17/2029	27,029	25,697
	HSBC Holdings plc	5.546%	3/4/2030	273	283
	HSBC Holdings plc	4.950%	3/31/2030	9,773	10,019
[1]	HSBC Holdings plc	3.973%	5/22/2030	29,723	29,358
	HSBC Holdings plc	5.286%	11/19/2030	2,525	2,605
	HSBC Holdings plc	5.130%	3/3/2031	10,802	11,063
	HSBC Holdings plc	5.240%	5/13/2031	13,027	13,420
[1]	HSBC Holdings plc	2.848%	6/4/2031	8,878	8,297
	HSBC Holdings plc	4.619%	11/6/2031	13,432	13,465
	HSBC USA Inc.	5.294%	3/4/2027	4,241	4,308
	HSBC USA Inc.	4.650%	6/3/2028	775	787
	Huntington Bancshares Inc.	4.443%	8/4/2028	4,935	4,962
	Huntington Bancshares Inc.	6.208%	8/21/2029	11,126	11,669
	Huntington Bancshares Inc.	2.550%	2/4/2030	5,045	4,705
	Huntington Bancshares Inc.	5.272%	1/15/2031	17,586	18,104
	Huntington National Bank	4.871%	4/12/2028	5,205	5,248
	Huntington National Bank	4.552%	5/17/2028	2,170	2,182
	Huntington National Bank	5.650%	1/10/2030	20	21
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	2,499	2,484

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ING Groep NV	3.950%	3/29/2027	8,022	8,019
	ING Groep NV	4.017%	3/28/2028	14,780	14,782
	ING Groep NV	4.550%	10/2/2028	6,165	6,240
	ING Groep NV	4.858%	3/25/2029	2,925	2,968
	ING Groep NV	5.335%	3/19/2030	10,235	10,560
	ING Groep NV	5.066%	3/25/2031	3,360	3,442
	Intercontinental Exchange Inc.	3.100%	9/15/2027	4,812	4,755
	Intercontinental Exchange Inc.	4.000%	9/15/2027	13,677	13,713
	Intercontinental Exchange Inc.	3.625%	9/1/2028	12,655	12,566
	Intercontinental Exchange Inc.	3.950%	12/1/2028	4,226	4,236
	Intercontinental Exchange Inc.	4.350%	6/15/2029	3,426	3,461
	Intercontinental Exchange Inc.	2.100%	6/15/2030	8,209	7,538
	Intercontinental Exchange Inc.	4.200%	3/15/2031	5,691	5,695
	Jefferies Financial Group Inc.	4.850%	1/15/2027	5,993	6,033
	Jefferies Financial Group Inc.	6.450%	6/8/2027	2,137	2,206
	Jefferies Financial Group Inc.	5.875%	7/21/2028	3,127	3,251
	Jefferies Financial Group Inc.	4.150%	1/23/2030	6,290	6,207
	JPMorgan Chase & Co.	4.125%	12/15/2026	32,592	32,644
	JPMorgan Chase & Co.	8.000%	4/29/2027	8,321	8,772
	JPMorgan Chase & Co.	3.625%	12/1/2027	60	60
	JPMorgan Chase & Co.	5.040%	1/23/2028	9,588	9,687
[1]	JPMorgan Chase & Co.	3.782%	2/1/2028	32,056	31,981
	JPMorgan Chase & Co.	2.947%	2/24/2028	13,363	13,203
	JPMorgan Chase & Co.	5.571%	4/22/2028	33,708	34,382
	JPMorgan Chase & Co.	4.323%	4/26/2028	9,896	9,935
	JPMorgan Chase & Co.	4.979%	7/22/2028	5,448	5,527
	JPMorgan Chase & Co.	4.851%	7/25/2028	33,283	33,708
	JPMorgan Chase & Co.	4.505%	10/22/2028	9,263	9,356
[1]	JPMorgan Chase & Co.	3.509%	1/23/2029	16,656	16,495
	JPMorgan Chase & Co.	4.915%	1/24/2029	10,179	10,366
[1]	JPMorgan Chase & Co.	4.005%	4/23/2029	17,935	17,918
	JPMorgan Chase & Co.	2.069%	6/1/2029	10,400	9,927
[1]	JPMorgan Chase & Co.	4.203%	7/23/2029	8,409	8,435
	JPMorgan Chase & Co.	5.299%	7/24/2029	8,559	8,810
	JPMorgan Chase & Co.	6.087%	10/23/2029	27,530	28,998
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	320	323
	JPMorgan Chase & Co.	5.012%	1/23/2030	27,620	28,323
	JPMorgan Chase & Co.	5.581%	4/22/2030	11,746	12,252
[1]	JPMorgan Chase & Co.	3.702%	5/6/2030	15,641	15,405
	JPMorgan Chase & Co.	4.565%	6/14/2030	510	516
	JPMorgan Chase & Co.	4.995%	7/22/2030	14,687	15,075
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	22,843	21,669
	JPMorgan Chase & Co.	4.603%	10/22/2030	40,808	41,370
	JPMorgan Chase & Co.	5.140%	1/24/2031	10,170	10,512
[1]	JPMorgan Chase & Co.	4.493%	3/24/2031	15,483	15,610
[1]	JPMorgan Chase & Co.	2.522%	4/22/2031	31,167	29,025
	JPMorgan Chase & Co.	5.103%	4/22/2031	7,643	7,891
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	16,119	15,215
	JPMorgan Chase & Co.	4.255%	10/22/2031	8,906	8,875
	JPMorgan Chase & Co.	1.764%	11/19/2031	360	320
	Kemper Corp.	2.400%	9/30/2030	2,500	2,238
[1]	KeyBank NA	5.850%	11/15/2027	11,208	11,548
[1]	KeyBank NA	6.950%	2/1/2028	1,360	1,428
[1]	KeyBank NA	3.900%	4/13/2029	2,030	1,992
[1]	KeyCorp	2.250%	4/6/2027	9,949	9,724
[1]	KeyCorp	4.100%	4/30/2028	4,260	4,264
[1]	KeyCorp	2.550%	10/1/2029	1,450	1,369
[1]	KeyCorp	5.121%	4/4/2031	3,250	3,337
	Lazard Group LLC	4.500%	9/19/2028	1,949	1,964
	Lazard Group LLC	4.375%	3/11/2029	2,960	2,966
	Lincoln National Corp.	3.625%	12/12/2026	5,334	5,316
	Lincoln National Corp.	3.800%	3/1/2028	2,655	2,641
	Lincoln National Corp.	3.050%	1/15/2030	2,273	2,167
	Lloyds Banking Group plc	3.750%	1/11/2027	8,368	8,356
	Lloyds Banking Group plc	5.462%	1/5/2028	6,616	6,706
	Lloyds Banking Group plc	3.750%	3/18/2028	9,917	9,882
	Lloyds Banking Group plc	4.375%	3/22/2028	20,746	20,873
	Lloyds Banking Group plc	4.550%	8/16/2028	4,686	4,744
[1]	Lloyds Banking Group plc	3.574%	11/7/2028	7,442	7,381
	Lloyds Banking Group plc	5.087%	11/26/2028	4,204	4,283

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	5.871%	3/6/2029	4,726	4,899
	Lloyds Banking Group plc	4.818%	6/13/2029	5,039	5,122
	Lloyds Banking Group plc	5.721%	6/5/2030	9,050	9,469
	Lloyds Banking Group plc	4.425%	11/4/2031	2,571	2,563
	Loews Corp.	3.200%	5/15/2030	2,977	2,849
	LPL Holdings Inc.	5.700%	5/20/2027	3,356	3,421
	LPL Holdings Inc.	4.900%	4/3/2028	1,800	1,826
	LPL Holdings Inc.	6.750%	11/17/2028	2,100	2,242
	LPL Holdings Inc.	5.200%	3/15/2030	4,515	4,621
	LPL Holdings Inc.	5.150%	6/15/2030	3,079	3,142
	M&T Bank Corp.	4.553%	8/16/2028	6,233	6,266
[1]	M&T Bank Corp.	4.833%	1/16/2029	2,030	2,061
	M&T Bank Corp.	7.413%	10/30/2029	6,915	7,500
	M&T Bank Corp.	5.179%	7/8/2031	3,650	3,744
	M&T Bank Corp.	6.082%	3/13/2032	900	957
	M&T Bank Corp.	5.400%	7/30/2035	8,007	8,089
	Main Street Capital Corp.	6.500%	6/4/2027	3,604	3,681
	Main Street Capital Corp.	5.400%	8/15/2028	2,365	2,375
	Main Street Capital Corp.	6.950%	3/1/2029	2,105	2,198
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	4,080	4,029
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	10,841	10,990
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	2,360	2,381
	Manulife Financial Corp.	2.484%	5/19/2027	6,711	6,582
[1]	Manulife Financial Corp.	4.061%	2/24/2032	3,908	3,895
	Marex Group plc	5.829%	5/8/2028	1,745	1,773
	Marex Group plc	6.404%	11/4/2029	4,360	4,523
	Markel Group Inc.	3.500%	11/1/2027	1,900	1,884
	Markel Group Inc.	3.350%	9/17/2029	2,560	2,476
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	6,711	6,794
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	7,134	7,208
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	9,556	9,747
	Mastercard Inc.	3.300%	3/26/2027	10,516	10,464
	Mastercard Inc.	4.100%	1/15/2028	2,658	2,678
	Mastercard Inc.	4.875%	3/9/2028	11,051	11,303
	Mastercard Inc.	4.550%	3/15/2028	1,773	1,803
	Mastercard Inc.	2.950%	6/1/2029	8,103	7,850
	Mastercard Inc.	3.350%	3/26/2030	15,321	14,968
	Mercury General Corp.	4.400%	3/15/2027	5,075	5,069
	MetLife Inc.	4.550%	3/23/2030	5,812	5,935
	MGIC Investment Corp.	5.250%	8/15/2028	1,232	1,232
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	10,437	10,346
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	9,638	9,468
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	18,345	18,363
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	6,534	6,538
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	5,813	5,898
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	10,710	10,743
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	3,916	4,004
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	7,392	7,582
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	11,573	11,189
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	6,257	5,851
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	8,161	8,406
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	45	41
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	15,725	16,202
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	3,178	3,311
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	5,862	6,041
	Mizuho Financial Group Inc.	3.663%	2/28/2027	1,555	1,551
	Mizuho Financial Group Inc.	4.018%	3/5/2028	800	803
	Mizuho Financial Group Inc.	5.414%	9/13/2028	9,180	9,400
	Mizuho Financial Group Inc.	5.667%	5/27/2029	4,034	4,178
	Mizuho Financial Group Inc.	5.778%	7/6/2029	7,650	7,952
[1]	Mizuho Financial Group Inc.	4.254%	9/11/2029	498	499
	Mizuho Financial Group Inc.	3.261%	5/22/2030	1,784	1,726
	Mizuho Financial Group Inc.	5.376%	5/26/2030	100	103
[1]	Mizuho Financial Group Inc.	3.153%	7/16/2030	5,655	5,438
[1]	Mizuho Financial Group Inc.	2.869%	9/13/2030	60	57
	Mizuho Financial Group Inc.	5.098%	5/13/2031	4,035	4,149
	Mizuho Financial Group Inc.	5.739%	5/27/2031	4,112	4,327
	Mizuho Financial Group Inc.	4.711%	7/8/2031	10,115	10,239
[1]	Mizuho Financial Group Inc.	1.979%	9/8/2031	9,000	8,068
	Morgan Stanley	3.625%	1/20/2027	12,739	12,704

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	3.950%	4/23/2027	11,373	11,365
	Morgan Stanley	2.475%	1/21/2028	19,702	19,387
[1]	Morgan Stanley	5.652%	4/13/2028	275	280
	Morgan Stanley	4.210%	4/20/2028	37,858	37,936
[1]	Morgan Stanley	3.591%	7/22/2028	45	45
	Morgan Stanley	6.296%	10/18/2028	25,182	26,152
[1]	Morgan Stanley	3.772%	1/24/2029	14,445	14,362
	Morgan Stanley	5.123%	2/1/2029	8,925	9,109
[1]	Morgan Stanley	5.164%	4/20/2029	19,166	19,599
	Morgan Stanley	5.449%	7/20/2029	27,278	28,151
[1]	Morgan Stanley	4.133%	10/18/2029	13,289	13,278
	Morgan Stanley	6.407%	11/1/2029	471	499
	Morgan Stanley	5.173%	1/16/2030	33,245	34,147
[1]	Morgan Stanley	4.431%	1/23/2030	667	671
	Morgan Stanley	5.656%	4/18/2030	26,738	27,858
	Morgan Stanley	5.042%	7/19/2030	14,411	14,782
	Morgan Stanley	4.654%	10/18/2030	36,863	37,298
	Morgan Stanley	5.230%	1/15/2031	27,283	28,122
[1]	Morgan Stanley	2.699%	1/22/2031	38,202	35,845
[1]	Morgan Stanley	3.622%	4/1/2031	20,463	19,874
	Morgan Stanley	5.192%	4/17/2031	9,350	9,638
[1]	Morgan Stanley	4.356%	10/22/2031	7,362	7,338
[1]	Morgan Stanley Bank NA	4.952%	1/14/2028	4,800	4,844
[1]	Morgan Stanley Bank NA	5.504%	5/26/2028	25,767	26,276
[1]	Morgan Stanley Bank NA	4.968%	7/14/2028	6,808	6,904
	Morgan Stanley Direct Lending Fund	4.500%	2/11/2027	205	205
	Morgan Stanley Direct Lending Fund	6.150%	5/17/2029	2,963	3,048
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	1,972	2,020
[1]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	13,981	14,076
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	8,042	8,065
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	26,275	26,629
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	9,892	9,911
[3]	MSD Investment Corp.	6.250%	5/31/2030	2,000	2,012
	Nasdaq Inc.	5.350%	6/28/2028	3,390	3,499
	National Australia Bank Ltd.	5.087%	6/11/2027	4,781	4,868
	National Australia Bank Ltd.	4.944%	1/12/2028	7,027	7,176
	National Australia Bank Ltd.	4.308%	6/13/2028	2,894	2,924
	National Australia Bank Ltd.	4.900%	6/13/2028	15,800	16,177
	National Australia Bank Ltd.	4.787%	1/10/2029	3,430	3,505
	National Australia Bank Ltd.	4.901%	1/14/2030	2,941	3,033
	National Australia Bank Ltd.	4.534%	6/13/2030	2,680	2,727
	National Bank of Canada	5.600%	12/18/2028	9,105	9,515
	National Bank of Canada	4.500%	10/10/2029	5,666	5,726
	NatWest Group plc	5.583%	3/1/2028	721	734
[1]	NatWest Group plc	3.073%	5/22/2028	15,943	15,741
	NatWest Group plc	5.516%	9/30/2028	13,086	13,418
[1]	NatWest Group plc	4.892%	5/18/2029	23,127	23,513
	NatWest Group plc	5.808%	9/13/2029	45	47
[1]	NatWest Group plc	5.076%	1/27/2030	115	118
[1]	NatWest Group plc	4.445%	5/8/2030	8,175	8,207
	NatWest Group plc	4.964%	8/15/2030	6,940	7,084
	NatWest Group plc	5.115%	5/23/2031	7,645	7,844
	NatWest Group plc	6.475%	6/1/2034	6,085	6,394
	Nomura Holdings Inc.	2.329%	1/22/2027	14,425	14,171
	Nomura Holdings Inc.	5.594%	7/2/2027	1,580	1,614
	Nomura Holdings Inc.	5.386%	7/6/2027	3,385	3,444
	Nomura Holdings Inc.	5.842%	1/18/2028	90	93
	Nomura Holdings Inc.	6.070%	7/12/2028	6,240	6,509
	Nomura Holdings Inc.	2.172%	7/14/2028	6,012	5,720
	Nomura Holdings Inc.	3.103%	1/16/2030	9,262	8,794
	Nomura Holdings Inc.	4.904%	7/1/2030	6,083	6,171
	Nomura Holdings Inc.	2.679%	7/16/2030	6,470	5,977
[3]	North Haven Private Income Fund LLC	5.125%	9/25/2028	3,434	3,428
	North Haven Private Income Fund LLC	5.750%	2/1/2030	500	499
	Northern Trust Corp.	4.000%	5/10/2027	7,352	7,371
	Northern Trust Corp.	3.650%	8/3/2028	4,149	4,137
	Northern Trust Corp.	3.150%	5/3/2029	1,360	1,325
	Northern Trust Corp.	1.950%	5/1/2030	6,154	5,629
	Northern Trust Corp.	4.150%	11/19/2030	2,867	2,870
[1]	Northern Trust Corp.	3.375%	5/8/2032	1,300	1,282

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nuveen Churchill Direct Lending Corp.	6.650%	3/15/2030	740	758
	Oaktree Specialty Lending Corp.	2.700%	1/15/2027	56	55
	Oaktree Specialty Lending Corp.	7.100%	2/15/2029	25	26
	Oaktree Specialty Lending Corp.	6.340%	2/27/2030	1,711	1,721
[1]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	3,050	3,287
	Oaktree Strategic Credit Fund	6.500%	7/23/2029	2,175	2,238
[3]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	2,393	2,405
	ORIX Corp.	3.700%	7/18/2027	335	333
	ORIX Corp.	5.000%	9/13/2027	3,255	3,311
	ORIX Corp.	4.650%	9/10/2029	4,853	4,924
	ORIX Corp.	4.450%	9/9/2030	6,579	6,585
	PartnerRe Finance B LLC	3.700%	7/2/2029	7,060	6,886
	PayPal Holdings Inc.	3.900%	6/1/2027	320	321
	PayPal Holdings Inc.	4.450%	3/6/2028	1,998	2,023
	PayPal Holdings Inc.	2.850%	10/1/2029	8,790	8,423
	PayPal Holdings Inc.	2.300%	6/1/2030	3,546	3,285
[1]	PNC Bank NA	3.100%	10/25/2027	5,378	5,314
	PNC Bank NA	4.429%	7/21/2028	507	510
[1]	PNC Bank NA	4.050%	7/26/2028	4,682	4,688
[1]	PNC Bank NA	2.700%	10/22/2029	6,475	6,115
	PNC Financial Services Group Inc.	3.150%	5/19/2027	15,825	15,677
	PNC Financial Services Group Inc.	5.354%	12/2/2028	10,888	11,165
	PNC Financial Services Group Inc.	3.450%	4/23/2029	10,207	10,047
	PNC Financial Services Group Inc.	5.582%	6/12/2029	22,574	23,409
	PNC Financial Services Group Inc.	2.550%	1/22/2030	15,604	14,687
	PNC Financial Services Group Inc.	5.492%	5/14/2030	23,485	24,450
	PNC Financial Services Group Inc.	5.222%	1/29/2031	8,565	8,868
	PNC Financial Services Group Inc.	4.899%	5/13/2031	12,914	13,221
	Principal Financial Group Inc.	2.125%	6/15/2030	3,456	3,148
	Progressive Corp.	2.500%	3/15/2027	6,180	6,087
	Progressive Corp.	4.000%	3/1/2029	3,394	3,402
	Progressive Corp.	3.200%	3/26/2030	3,170	3,066
[1]	Prudential Financial Inc.	3.878%	3/27/2028	1,930	1,930
[1]	Prudential Financial Inc.	4.500%	9/15/2047	1,500	1,484
[1]	Prudential Financial Inc.	5.700%	9/15/2048	3,731	3,769
[1]	Prudential Financial Inc.	3.700%	10/1/2050	4,600	4,282
	Prudential Funding Asia plc	3.125%	4/14/2030	6,247	5,977
	Radian Group Inc.	4.875%	3/15/2027	400	401
	Radian Group Inc.	6.200%	5/15/2029	5,601	5,870
	Raymond James Financial Inc.	4.650%	4/1/2030	261	266
	Regions Financial Corp.	1.800%	8/12/2028	8,692	8,225
	Regions Financial Corp.	5.722%	6/6/2030	2,784	2,901
	Reinsurance Group of America Inc.	3.900%	5/15/2029	4,374	4,323
	Reinsurance Group of America Inc.	3.150%	6/15/2030	7,235	6,847
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	2,420	2,400
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	10,895	10,654
[1]	Royal Bank of Canada	4.875%	1/19/2027	4,724	4,773
[1]	Royal Bank of Canada	2.050%	1/21/2027	3,170	3,113
	Royal Bank of Canada	3.625%	5/4/2027	3,905	3,901
[1]	Royal Bank of Canada	4.240%	8/3/2027	12,046	12,129
[1]	Royal Bank of Canada	6.000%	11/1/2027	355	369
[1]	Royal Bank of Canada	4.900%	1/12/2028	14,047	14,333
[1]	Royal Bank of Canada	5.200%	8/1/2028	7,412	7,645
[1]	Royal Bank of Canada	4.522%	10/18/2028	3,565	3,598
[1]	Royal Bank of Canada	4.965%	1/24/2029	6,709	6,830
[1]	Royal Bank of Canada	4.950%	2/1/2029	3,274	3,362
	Royal Bank of Canada	4.498%	8/6/2029	7,453	7,523
[1]	Royal Bank of Canada	4.969%	8/2/2030	12,500	12,800
[1]	Royal Bank of Canada	4.650%	10/18/2030	15,361	15,570
[1]	Royal Bank of Canada	5.153%	2/4/2031	18,757	19,309
[1]	Royal Bank of Canada	4.970%	5/2/2031	6,000	6,138
	Royal Bank of Canada	4.696%	8/6/2031	6,060	6,136
	Royal Bank of Canada	4.305%	11/3/2031	5,067	5,042
	Santander Holdings USA Inc.	4.400%	7/13/2027	11,029	11,062
	Santander Holdings USA Inc.	2.490%	1/6/2028	8,505	8,360
	Santander Holdings USA Inc.	6.499%	3/9/2029	5,996	6,250
	Santander Holdings USA Inc.	5.473%	3/20/2029	90	92
	Santander Holdings USA Inc.	6.174%	1/9/2030	540	563
	Santander Holdings USA Inc.	5.353%	9/6/2030	7,125	7,286
	Santander Holdings USA Inc.	5.741%	3/20/2031	5,672	5,866

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santander UK Group Holdings plc	2.469%	1/11/2028	20,831	20,471
	Santander UK Group Holdings plc	6.534%	1/10/2029	11,396	11,908
	Santander UK Group Holdings plc	4.320%	9/22/2029	2,670	2,672
	Santander UK Group Holdings plc	4.858%	9/11/2030	7,205	7,285
	Santander UK Group Holdings plc	5.694%	4/15/2031	7,513	7,826
	SiriusPoint Ltd.	7.000%	4/5/2029	1,421	1,506
	Sixth Street Lending Partners	6.500%	3/11/2029	4,878	5,054
	Sixth Street Lending Partners	5.750%	1/15/2030	8,000	8,107
	Sixth Street Lending Partners	6.125%	7/15/2030	4,400	4,516
	Sixth Street Specialty Lending Inc.	6.950%	8/14/2028	936	981
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	4,505	4,652
	State Street Bank & Trust Co.	4.782%	11/23/2029	6,440	6,626
	State Street Corp.	4.993%	3/18/2027	7,040	7,134
	State Street Corp.	2.203%	2/7/2028	6,790	6,667
	State Street Corp.	4.536%	2/28/2028	5,300	5,381
	State Street Corp.	4.543%	4/24/2028	2,346	2,366
	State Street Corp.	4.530%	2/20/2029	10,976	11,117
	State Street Corp.	5.684%	11/21/2029	8,399	8,795
	State Street Corp.	2.400%	1/24/2030	6,549	6,184
	State Street Corp.	4.729%	2/28/2030	10,210	10,451
	State Street Corp.	4.834%	4/24/2030	5,012	5,160
	State Street Corp.	3.152%	3/30/2031	375	361
[1]	State Street Corp.	3.031%	11/1/2034	6,735	6,356
	Stifel Financial Corp.	4.000%	5/15/2030	2,810	2,749
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	18,345	18,258
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/2027	13,474	13,236
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	145	144
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	895	887
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	14,490	14,924
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	245	243
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	10,125	10,554
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	6,947	6,950
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	23,853	22,534
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	2,779	2,876
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	18,395	17,672
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	16,740	15,769
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	3,182	3,297
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	9,836	8,955
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	5,726	5,784
	Synchrony Bank	5.625%	8/23/2027	16,222	16,544
	Synchrony Financial	5.150%	3/19/2029	2,675	2,711
	Synchrony Financial	5.019%	7/29/2029	571	578
	Synchrony Financial	5.450%	3/6/2031	2,076	2,127
	Synovus Bank	5.625%	2/15/2028	3,740	3,817
	Synovus Financial Corp.	6.168%	11/1/2030	12,930	13,426
[1]	Toronto-Dominion Bank	1.950%	1/12/2027	5,815	5,706
[1]	Toronto-Dominion Bank	2.800%	3/10/2027	11,762	11,608
[1]	Toronto-Dominion Bank	4.980%	4/5/2027	6,981	7,071
	Toronto-Dominion Bank	4.108%	6/8/2027	18,420	18,466
[1]	Toronto-Dominion Bank	4.693%	9/15/2027	15,709	15,909
	Toronto-Dominion Bank	5.156%	1/10/2028	10,135	10,371
	Toronto-Dominion Bank	4.861%	1/31/2028	2,696	2,741
[1]	Toronto-Dominion Bank	4.574%	6/2/2028	80	81
[1]	Toronto-Dominion Bank	5.523%	7/17/2028	12,317	12,768
	Toronto-Dominion Bank	4.783%	12/17/2029	9,893	10,124
[1]	Toronto-Dominion Bank	4.808%	6/3/2030	75	77
	Toronto-Dominion Bank	5.146%	9/10/2034	5,936	6,023
[1]	Truist Bank	4.420%	7/24/2028	7,670	7,713
[1]	Truist Financial Corp.	1.125%	8/3/2027	4,282	4,102
[1]	Truist Financial Corp.	4.123%	6/6/2028	16,443	16,484
[1]	Truist Financial Corp.	4.873%	1/26/2029	14,775	15,006
[1]	Truist Financial Corp.	3.875%	3/19/2029	90	89
[1]	Truist Financial Corp.	1.887%	6/7/2029	6,175	5,865
[1]	Truist Financial Corp.	7.161%	10/30/2029	306	330
[1]	Truist Financial Corp.	5.435%	1/24/2030	10,760	11,139
[1]	Truist Financial Corp.	1.950%	6/5/2030	25	23
	UBS AG	4.864%	1/10/2028	4,920	4,960
	UBS AG	7.500%	2/15/2028	25,759	27,669
	UBS AG	5.650%	9/11/2028	6,632	6,922
	Unum Group	4.000%	6/15/2029	175	173

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	US Bancorp	3.150%	4/27/2027	16,475	16,344
[1]	US Bancorp	3.900%	4/26/2028	3,290	3,294
[1]	US Bancorp	4.548%	7/22/2028	13,217	13,324
	US Bancorp	4.653%	2/1/2029	5,094	5,157
	US Bancorp	5.775%	6/12/2029	7,650	7,952
[1]	US Bancorp	3.000%	7/30/2029	2,229	2,146
	US Bancorp	5.384%	1/23/2030	19,215	19,895
[1]	US Bancorp	1.375%	7/22/2030	399	353
	US Bancorp	5.100%	7/23/2030	9,750	10,036
	US Bancorp	5.046%	2/12/2031	4,100	4,213
	US Bancorp	5.083%	5/15/2031	14,920	15,375
	US Bank NA	4.730%	5/15/2028	25	25
	Visa Inc.	1.900%	4/15/2027	15,183	14,881
	Visa Inc.	0.750%	8/15/2027	3,686	3,528
	Visa Inc.	2.750%	9/15/2027	1,818	1,796
	Visa Inc.	2.050%	4/15/2030	396	367
[1]	Voya Financial Inc.	4.700%	1/23/2048	2,085	1,971
	Webster Financial Corp.	4.100%	3/25/2029	1,764	1,735
[1]	Wells Fargo & Co.	4.300%	7/22/2027	19,810	19,893
[1]	Wells Fargo & Co.	4.900%	1/24/2028	12,622	12,732
[1]	Wells Fargo & Co.	3.526%	3/24/2028	35,543	35,309
[1]	Wells Fargo & Co.	5.707%	4/22/2028	26,940	27,495
[1]	Wells Fargo & Co.	3.584%	5/22/2028	21,141	21,001
[1]	Wells Fargo & Co.	2.393%	6/2/2028	560	547
[1]	Wells Fargo & Co.	4.808%	7/25/2028	35,082	35,469
	Wells Fargo & Co.	4.970%	4/23/2029	135	138
[1]	Wells Fargo & Co.	5.574%	7/25/2029	35,001	36,219
	Wells Fargo & Co.	4.078%	9/15/2029	11,071	11,059
	Wells Fargo & Co.	5.198%	1/23/2030	23,543	24,246
[1]	Wells Fargo & Co.	2.879%	10/30/2030	21,987	20,928
	Wells Fargo & Co.	5.244%	1/24/2031	27,783	28,754
[1]	Wells Fargo & Co.	2.572%	2/11/2031	17,230	16,091
[1]	Wells Fargo & Co.	4.478%	4/4/2031	14,893	14,986
	Wells Fargo & Co.	5.150%	4/23/2031	9,895	10,208
	Wells Fargo Bank NA	5.254%	12/11/2026	7,955	8,050
	Westpac Banking Corp.	3.350%	3/8/2027	8,862	8,821
	Westpac Banking Corp.	4.043%	8/26/2027	150	151
	Westpac Banking Corp.	5.457%	11/18/2027	14,441	14,879
	Westpac Banking Corp.	3.400%	1/25/2028	9,137	9,065
	Westpac Banking Corp.	5.535%	11/17/2028	9,505	9,937
	Westpac Banking Corp.	1.953%	11/20/2028	5,822	5,520
	Westpac Banking Corp.	5.050%	4/16/2029	4,835	4,999
	Westpac Banking Corp.	4.354%	7/1/2030	140	142
	Westpac Banking Corp.	4.110%	7/24/2034	7,299	7,183
	Westpac Banking Corp.	2.668%	11/15/2035	200	181
	Willis North America Inc.	4.650%	6/15/2027	10,554	10,636
	Willis North America Inc.	4.500%	9/15/2028	1,490	1,501
	Willis North America Inc.	2.950%	9/15/2029	4,195	3,993
	Wintrust Financial Corp.	4.850%	6/6/2029	305	304
	Zions Bancorp NA	4.704%	8/18/2028	7,112	7,119
	Zions Bancorp NA	3.250%	10/29/2029	2,920	2,748
					6,598,718
Health Care (2.2%)
	Abbott Laboratories	1.150%	1/30/2028	5,060	4,809
	Abbott Laboratories	1.400%	6/30/2030	1,725	1,544
	AbbVie Inc.	4.800%	3/15/2027	19,081	19,285
	AbbVie Inc.	4.650%	3/15/2028	11,240	11,428
	AbbVie Inc.	4.250%	11/14/2028	10,145	10,256
	AbbVie Inc.	4.800%	3/15/2029	11,203	11,481
	AbbVie Inc.	3.200%	11/21/2029	41,594	40,341
	AbbVie Inc.	4.875%	3/15/2030	12,479	12,853
[1]	Adventist Health System	4.742%	12/1/2030	3,000	3,013
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	6,241	6,232
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	1,082	997
	Agilent Technologies Inc.	2.750%	9/15/2029	1,240	1,184
	Agilent Technologies Inc.	2.300%	3/12/2031	3,000	2,715
	Amgen Inc.	2.200%	2/21/2027	14,267	13,997
	Amgen Inc.	5.150%	3/2/2028	29,671	30,361
	Amgen Inc.	1.650%	8/15/2028	5,666	5,340

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	3.000%	2/22/2029	240	233
	Amgen Inc.	4.050%	8/18/2029	8,665	8,657
	Amgen Inc.	2.450%	2/21/2030	7,349	6,855
	Amgen Inc.	5.250%	3/2/2030	16,995	17,630
[1]	Ascension Health	4.078%	11/15/2028	2,727	2,739
[1]	Ascension Health	2.532%	11/15/2029	6,395	6,045
[1]	Ascension Health	4.294%	11/15/2030	5,455	5,467
	AstraZeneca Finance LLC	4.800%	2/26/2027	9,314	9,420
	AstraZeneca Finance LLC	4.875%	3/3/2028	6,192	6,325
	AstraZeneca Finance LLC	1.750%	5/28/2028	7,929	7,572
	AstraZeneca Finance LLC	4.850%	2/26/2029	5,739	5,891
	AstraZeneca plc	3.125%	6/12/2027	6,292	6,244
	AstraZeneca plc	4.000%	1/17/2029	8,210	8,230
	AstraZeneca plc	1.375%	8/6/2030	8,524	7,575
	Baxter International Inc.	1.915%	2/1/2027	5,786	5,647
	Baxter International Inc.	2.272%	12/1/2028	4,167	3,934
	Baxter International Inc.	4.450%	2/15/2029	2,161	2,167
	Baxter International Inc.	3.950%	4/1/2030	5,585	5,441
	Baxter International Inc.	4.900%	12/15/2030	4,175	4,202
	Becton Dickinson & Co.	3.700%	6/6/2027	15,144	15,087
	Becton Dickinson & Co.	4.693%	2/13/2028	26	26
	Becton Dickinson & Co.	5.081%	6/7/2029	2,885	2,962
	Becton Dickinson & Co.	2.823%	5/20/2030	2,000	1,885
	Biogen Inc.	2.250%	5/1/2030	4,027	3,699
	Biogen Inc.	5.050%	1/15/2031	2,000	2,064
	Bio-Rad Laboratories Inc.	3.300%	3/15/2027	4,063	4,027
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	4,475	4,370
	Boston Scientific Corp.	2.650%	6/1/2030	7,120	6,699
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	5,445	5,198
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	2,667	2,658
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	10,000	10,423
	Cardinal Health Inc.	3.410%	6/15/2027	3,792	3,764
	Cardinal Health Inc.	5.125%	2/15/2029	4,395	4,523
	Cardinal Health Inc.	5.000%	11/15/2029	4,055	4,165
	Cardinal Health Inc.	4.500%	9/15/2030	4,375	4,415
	Cencora Inc.	3.450%	12/15/2027	5,301	5,255
	Cencora Inc.	4.625%	12/15/2027	2,637	2,670
	Cencora Inc.	4.850%	12/15/2029	4,275	4,371
	Cencora Inc.	2.800%	5/15/2030	5,445	5,126
	Cencora Inc.	2.700%	3/15/2031	5,000	4,607
	Centene Corp.	2.450%	7/15/2028	17,193	16,093
	Centene Corp.	4.625%	12/15/2029	17,238	16,714
	Centene Corp.	3.375%	2/15/2030	11,000	10,126
[1]	CHRISTUS Health	4.341%	7/1/2028	1,680	1,685
[1]	Cigna Group	3.400%	3/1/2027	14,143	14,054
	Cigna Group	4.375%	10/15/2028	22,015	22,212
	Cigna Group	5.000%	5/15/2029	5,920	6,079
	Cigna Group	2.400%	3/15/2030	7,519	6,981
	Cigna Group	4.500%	9/15/2030	8,170	8,227
	CommonSpirit Health	6.073%	11/1/2027	10,375	10,722
	CommonSpirit Health	3.347%	10/1/2029	5,298	5,121
	CommonSpirit Health	4.352%	9/1/2030	7,895	7,866
	CVS Health Corp.	3.625%	4/1/2027	4,759	4,733
	CVS Health Corp.	6.250%	6/1/2027	250	257
	CVS Health Corp.	1.300%	8/21/2027	12,944	12,381
	CVS Health Corp.	4.300%	3/25/2028	30,216	30,329
	CVS Health Corp.	5.000%	1/30/2029	3,455	3,530
	CVS Health Corp.	5.400%	6/1/2029	3,270	3,385
	CVS Health Corp.	3.250%	8/15/2029	16,294	15,729
	CVS Health Corp.	5.125%	2/21/2030	8,685	8,921
	CVS Health Corp.	3.750%	4/1/2030	3,875	3,782
	CVS Health Corp.	1.750%	8/21/2030	11,000	9,774
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	4,716	4,357
	DH Europe Finance II Sarl	2.600%	11/15/2029	5,220	4,947
	Edwards Lifesciences Corp.	4.300%	6/15/2028	4,740	4,770
	Elevance Health Inc.	3.650%	12/1/2027	3,314	3,299
	Elevance Health Inc.	4.101%	3/1/2028	17,158	17,182
	Elevance Health Inc.	4.000%	9/15/2028	7,144	7,133
	Elevance Health Inc.	5.150%	6/15/2029	2,955	3,046
	Elevance Health Inc.	2.875%	9/15/2029	5,378	5,123

Short-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Elevance Health Inc.	4.750%	2/15/2030	13,425	13,688
Elevance Health Inc.	2.250%	5/15/2030	6,603	6,061
Eli Lilly & Co.	4.500%	2/9/2027	6,384	6,438
Eli Lilly & Co.	5.500%	3/15/2027	2,030	2,074
Eli Lilly & Co.	4.150%	8/14/2027	6,229	6,276
Eli Lilly & Co.	4.550%	2/12/2028	6,281	6,387
Eli Lilly & Co.	4.000%	10/15/2028	4,818	4,849
Eli Lilly & Co.	4.500%	2/9/2029	7,825	7,972
Eli Lilly & Co.	3.375%	3/15/2029	12,893	12,703
Eli Lilly & Co.	4.200%	8/14/2029	8,085	8,164
Eli Lilly & Co.	4.750%	2/12/2030	5,525	5,679
GE HealthCare Technologies Inc.	5.650%	11/15/2027	13,488	13,882
GE HealthCare Technologies Inc.	4.150%	12/15/2028	2,397	2,404
GE HealthCare Technologies Inc.	4.800%	8/14/2029	6,990	7,147
GE HealthCare Technologies Inc.	5.857%	3/15/2030	6,175	6,530
Gilead Sciences Inc.	2.950%	3/1/2027	9,475	9,384
Gilead Sciences Inc.	1.200%	10/1/2027	2,562	2,454
Gilead Sciences Inc.	4.800%	11/15/2029	3,325	3,418
Gilead Sciences Inc.	1.650%	10/1/2030	6,000	5,374
GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	11,564	11,574
GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	6,301	6,400
GlaxoSmithKline Capital plc	4.315%	3/12/2027	3,002	3,024
GlaxoSmithKline Capital plc	3.375%	6/1/2029	6,104	5,985
HCA Inc.	4.500%	2/15/2027	3,005	3,012
HCA Inc.	3.125%	3/15/2027	5,765	5,706
HCA Inc.	5.000%	3/1/2028	3,845	3,917
HCA Inc.	5.200%	6/1/2028	4,850	4,971
HCA Inc.	5.625%	9/1/2028	9,330	9,618
HCA Inc.	5.875%	2/1/2029	7,132	7,430
HCA Inc.	3.375%	3/15/2029	2,375	2,314
HCA Inc.	4.125%	6/15/2029	14,650	14,597
HCA Inc.	5.250%	3/1/2030	4,545	4,692
HCA Inc.	3.500%	9/1/2030	16,858	16,213
HCA Inc.	4.300%	11/15/2030	2,461	2,451
Humana Inc.	3.950%	3/15/2027	3,092	3,085
Humana Inc.	5.750%	3/1/2028	2,197	2,265
Humana Inc.	5.750%	12/1/2028	4,261	4,433
Humana Inc.	3.700%	3/23/2029	7,789	7,644
Humana Inc.	3.125%	8/15/2029	1,900	1,822
Humana Inc.	4.875%	4/1/2030	4,972	5,040
Icon Investments Six DAC	5.849%	5/8/2029	2,840	2,964
Illumina Inc.	5.750%	12/13/2027	8,161	8,402
Illumina Inc.	4.750%	12/12/2030	3,500	3,534
IQVIA Inc.	5.700%	5/15/2028	7,136	7,358
IQVIA Inc.	6.250%	2/1/2029	8,064	8,502
Johnson & Johnson	4.500%	3/1/2027	3,731	3,770
Johnson & Johnson	2.950%	3/3/2027	14,916	14,812
Johnson & Johnson	0.950%	9/1/2027	2,788	2,671
Johnson & Johnson	2.900%	1/15/2028	9,463	9,338
Johnson & Johnson	4.550%	3/1/2028	3,516	3,583
Johnson & Johnson	4.800%	6/1/2029	7,661	7,906
Johnson & Johnson	4.700%	3/1/2030	4,648	4,789
Johnson & Johnson	4.900%	6/1/2031	1,858	1,939
Kaiser Foundation Hospitals	3.150%	5/1/2027	9,343	9,267
Laboratory Corp. of America Holdings	2.950%	12/1/2029	4,325	4,120
Laboratory Corp. of America Holdings	4.350%	4/1/2030	4,780	4,784
McKesson Corp.	4.900%	7/15/2028	123	126
McKesson Corp.	4.250%	9/15/2029	2,580	2,593
McKesson Corp.	4.650%	5/30/2030	6,330	6,440
Medtronic Global Holdings SCA	4.250%	3/30/2028	8,822	8,885
Merck & Co. Inc.	1.700%	6/10/2027	22,480	21,890
Merck & Co. Inc.	3.850%	9/15/2027	3,520	3,532
Merck & Co. Inc.	4.050%	5/17/2028	250	252
Merck & Co. Inc.	1.900%	12/10/2028	3,280	3,110
Merck & Co. Inc.	3.400%	3/7/2029	15,329	15,092
Merck & Co. Inc.	3.850%	3/15/2029	5,071	5,071
Merck & Co. Inc.	1.450%	6/24/2030	6,952	6,222
Merck & Co. Inc.	4.150%	9/15/2030	7,275	7,295
Merck & Co. Inc.	4.150%	3/15/2031	5,000	4,984
Mylan Inc.	4.550%	4/15/2028	5,970	5,975

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Novartis Capital Corp.	2.000%	2/14/2027	16,222	15,931
	Novartis Capital Corp.	3.100%	5/17/2027	4,943	4,906
	Novartis Capital Corp.	3.900%	11/5/2028	3,845	3,857
	Novartis Capital Corp.	3.800%	9/18/2029	9,315	9,270
	Novartis Capital Corp.	2.200%	8/14/2030	9,150	8,462
	Novartis Capital Corp.	4.100%	11/5/2030	10,380	10,372
	PeaceHealth Obligated Group	4.335%	11/15/2028	1,420	1,427
	Pfizer Inc.	3.875%	11/15/2027	6,164	6,185
	Pfizer Inc.	3.600%	9/15/2028	35	35
	Pfizer Inc.	3.450%	3/15/2029	70	69
	Pfizer Inc.	2.625%	4/1/2030	3,078	2,905
	Pfizer Inc.	1.700%	5/28/2030	5,915	5,353
	Pfizer Inc.	4.200%	11/15/2030	7,431	7,463
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	32,542	32,971
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	10,983	11,205
	Pharmacia LLC	6.600%	12/1/2028	12,117	13,008
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	3,045	2,862
	Quest Diagnostics Inc.	4.600%	12/15/2027	2,872	2,907
	Quest Diagnostics Inc.	4.200%	6/30/2029	1,755	1,760
	Quest Diagnostics Inc.	4.625%	12/15/2029	3,455	3,512
	Quest Diagnostics Inc.	2.950%	6/30/2030	4,700	4,445
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	7,892	7,035
	Revvity Inc.	1.900%	9/15/2028	3,755	3,532
	Revvity Inc.	3.300%	9/15/2029	6,892	6,640
	Royalty Pharma plc	1.750%	9/2/2027	6,880	6,627
	Royalty Pharma plc	5.150%	9/2/2029	1,655	1,700
	Royalty Pharma plc	2.200%	9/2/2030	36	33
	Sanofi SA	3.750%	11/3/2027	5,631	5,639
	Sanofi SA	3.625%	6/19/2028	7,583	7,568
	Sanofi SA	3.800%	11/3/2028	8,920	8,927
	Smith & Nephew plc	5.150%	3/20/2027	2,248	2,274
	Smith & Nephew plc	2.032%	10/14/2030	4,000	3,596
	Solventum Corp.	5.450%	2/25/2027	2,106	2,136
	Solventum Corp.	5.400%	3/1/2029	3,587	3,716
[1]	SSM Health Care Corp.	3.823%	6/1/2027	1,689	1,689
	SSM Health Care Corp.	4.894%	6/1/2028	4,418	4,491
	Stryker Corp.	4.550%	2/10/2027	5,385	5,422
	Stryker Corp.	4.700%	2/10/2028	4,269	4,329
	Stryker Corp.	3.650%	3/7/2028	5,557	5,525
	Stryker Corp.	4.850%	12/8/2028	115	118
	Stryker Corp.	4.250%	9/11/2029	3,185	3,201
	Stryker Corp.	4.850%	2/10/2030	3,699	3,795
	Stryker Corp.	1.950%	6/15/2030	8,710	7,908
[1]	Sutter Health	3.695%	8/15/2028	850	844
[1]	Sutter Health	2.294%	8/15/2030	2,151	1,978
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	11,718	11,989
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	12,105	11,061
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	5,292	5,389
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	3,123	2,948
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	1,035	1,066
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	7,098	6,748
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	4,580	4,746
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	1,500	1,499
	UnitedHealth Group Inc.	3.450%	1/15/2027	5,947	5,922
	UnitedHealth Group Inc.	3.375%	4/15/2027	8,213	8,166
	UnitedHealth Group Inc.	3.700%	5/15/2027	7,515	7,504
	UnitedHealth Group Inc.	5.250%	2/15/2028	6,397	6,575
	UnitedHealth Group Inc.	3.850%	6/15/2028	9,366	9,348
	UnitedHealth Group Inc.	4.400%	6/15/2028	1,532	1,549
	UnitedHealth Group Inc.	3.875%	12/15/2028	6,044	6,039
	UnitedHealth Group Inc.	4.250%	1/15/2029	4,267	4,295
	UnitedHealth Group Inc.	4.700%	4/15/2029	3,056	3,116
	UnitedHealth Group Inc.	4.000%	5/15/2029	5,430	5,424
	UnitedHealth Group Inc.	2.875%	8/15/2029	6,415	6,158
	UnitedHealth Group Inc.	4.800%	1/15/2030	7,715	7,902
	UnitedHealth Group Inc.	5.300%	2/15/2030	7,175	7,482
	UnitedHealth Group Inc.	2.000%	5/15/2030	10,355	9,443
	Universal Health Services Inc.	4.625%	10/15/2029	3,178	3,191
	Universal Health Services Inc.	2.650%	10/15/2030	4,667	4,253
	Viatris Inc.	2.700%	6/22/2030	8,000	7,308

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	3,622	3,744
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	3,640	3,757
	Zoetis Inc.	4.150%	8/17/2028	4,314	4,338
	Zoetis Inc.	3.900%	8/20/2028	1,324	1,323
	Zoetis Inc.	2.000%	5/15/2030	5,307	4,854
					1,523,710
Industrials (1.7%)
	3M Co.	2.875%	10/15/2027	6,410	6,302
[1]	3M Co.	3.625%	9/14/2028	3,850	3,823
[1]	3M Co.	3.375%	3/1/2029	4,665	4,572
	3M Co.	2.375%	8/26/2029	3,923	3,699
	3M Co.	4.800%	3/15/2030	9,453	9,667
	3M Co.	3.050%	4/15/2030	27	26
	AGCO Corp.	5.450%	3/21/2027	4,926	4,991
	Allegion plc	3.500%	10/1/2029	3,900	3,801
[1]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/2027	118	117
[1]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	135	133
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/2029	1,836	1,803
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/2029	71	69
	Amphenol Corp.	5.050%	4/5/2027	5,530	5,607
	Amphenol Corp.	3.800%	11/15/2027	6,672	6,667
	Amphenol Corp.	4.375%	6/12/2028	3,830	3,867
	Amphenol Corp.	3.900%	11/15/2028	5,442	5,435
	Amphenol Corp.	5.050%	4/5/2029	3,922	4,037
	Amphenol Corp.	4.350%	6/1/2029	3,640	3,677
	Amphenol Corp.	4.125%	11/15/2030	8,284	8,240
	Boeing Co.	2.700%	2/1/2027	6,574	6,479
	Boeing Co.	5.040%	5/1/2027	20,338	20,546
	Boeing Co.	6.259%	5/1/2027	9,715	9,970
	Boeing Co.	3.250%	2/1/2028	11,259	11,069
	Boeing Co.	3.200%	3/1/2029	2,680	2,598
	Boeing Co.	6.298%	5/1/2029	27,688	29,407
	Boeing Co.	5.150%	5/1/2030	25,706	26,412
	Burlington Northern Santa Fe LLC	3.250%	6/15/2027	4,909	4,877
	Canadian Pacific Railway Co.	1.750%	12/2/2026	10,138	9,941
	Canadian Pacific Railway Co.	4.000%	6/1/2028	453	453
	Canadian Pacific Railway Co.	4.800%	3/30/2030	8,435	8,627
	Carrier Global Corp.	2.493%	2/15/2027	4,396	4,324
	Carrier Global Corp.	2.722%	2/15/2030	12,143	11,437
	Caterpillar Financial Services Corp.	4.500%	1/7/2027	3,400	3,425
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/2027	10,911	10,694
	Caterpillar Financial Services Corp.	5.000%	5/14/2027	6,212	6,315
[1]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	12,202	12,181
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/2027	915	877
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	7,663	7,759
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	3,880	3,944
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	2,310	2,336
[1]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	5,960	5,997
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	2,500	2,505
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	33	34
	Caterpillar Financial Services Corp.	4.375%	8/16/2029	128	130
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	4,593	4,711
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	2,695	2,785
	Caterpillar Inc.	2.600%	9/19/2029	75	72
	Caterpillar Inc.	2.600%	4/9/2030	2,890	2,734
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	5,384	5,400
	CNH Industrial Capital LLC	4.750%	3/21/2028	1,100	1,113
	CNH Industrial Capital LLC	4.550%	4/10/2028	7,427	7,479
	CNH Industrial Capital LLC	5.500%	1/12/2029	3,705	3,824
	CNH Industrial Capital LLC	5.100%	4/20/2029	3,979	4,066
	CNH Industrial Capital LLC	4.500%	10/16/2030	5,805	5,808
[1]	CNH Industrial NV	3.850%	11/15/2027	3,245	3,233
	CSX Corp.	3.250%	6/1/2027	1,921	1,905
	CSX Corp.	4.250%	3/15/2029	6,582	6,635
	CSX Corp.	2.400%	2/15/2030	190	178
	Cummins Inc.	4.250%	5/9/2028	2,400	2,419
	Cummins Inc.	4.900%	2/20/2029	4,445	4,564
	Cummins Inc.	1.500%	9/1/2030	5,000	4,463
[3]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	400	412

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deere & Co.	5.375%	10/16/2029	1,605	1,685
	Deere & Co.	3.100%	4/15/2030	3,225	3,108
	Deere Funding Canada Corp.	4.150%	10/9/2030	4,962	4,960
	Delta Air Lines Inc.	4.950%	7/10/2028	4,978	5,067
[3]	Delta Air Lines Inc.	4.750%	10/20/2028	8,830	8,884
	Delta Air Lines Inc.	3.750%	10/28/2029	7,099	6,940
	Delta Air Lines Inc.	5.250%	7/10/2030	6,206	6,380
	Eaton Capital ULC	4.450%	5/9/2030	2,722	2,750
	Eaton Corp.	3.103%	9/15/2027	5,639	5,578
	Emerson Electric Co.	1.800%	10/15/2027	3,313	3,206
	Emerson Electric Co.	2.000%	12/21/2028	7,107	6,745
[1]	FedEx Corp.	3.100%	8/5/2029	15,265	14,697
	General Dynamics Corp.	3.500%	4/1/2027	4,665	4,655
	General Dynamics Corp.	2.625%	11/15/2027	4,305	4,231
	General Dynamics Corp.	3.750%	5/15/2028	230	230
	General Dynamics Corp.	3.625%	4/1/2030	470	461
	General Electric Co.	4.300%	7/29/2030	10,716	10,804
	GXO Logistics Inc.	6.250%	5/6/2029	3,877	4,085
	HEICO Corp.	5.250%	8/1/2028	2,096	2,155
	Hexcel Corp.	4.200%	2/15/2027	2,825	2,815
	Honeywell International Inc.	1.100%	3/1/2027	10,085	9,778
	Honeywell International Inc.	4.650%	7/30/2027	14,575	14,760
	Honeywell International Inc.	4.950%	2/15/2028	5,175	5,284
	Honeywell International Inc.	4.250%	1/15/2029	6,514	6,564
	Honeywell International Inc.	2.700%	8/15/2029	5,682	5,422
	Honeywell International Inc.	4.875%	9/1/2029	10,936	11,238
	Honeywell International Inc.	4.700%	2/1/2030	110	112
	Honeywell International Inc.	1.950%	6/1/2030	80	73
	Howmet Aerospace Inc.	3.000%	1/15/2029	3,452	3,349
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	6,167	6,101
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	3,088	2,925
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	14,046	14,511
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	11,205	11,097
	IDEX Corp.	4.950%	9/1/2029	2,625	2,677
	Ingersoll Rand Inc.	5.197%	6/15/2027	5,855	5,951
	Ingersoll Rand Inc.	5.176%	6/15/2029	5,126	5,298
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	8,122	8,551
	JB Hunt Transport Services Inc.	4.900%	3/15/2030	74	76
[1]	John Deere Capital Corp.	4.850%	3/5/2027	10,351	10,482
[1]	John Deere Capital Corp.	4.900%	6/11/2027	1,216	1,237
[1]	John Deere Capital Corp.	3.050%	1/6/2028	935	923
	John Deere Capital Corp.	4.650%	1/7/2028	3,815	3,881
[1]	John Deere Capital Corp.	4.750%	1/20/2028	15,556	15,852
[1]	John Deere Capital Corp.	4.900%	3/3/2028	6,104	6,248
[1]	John Deere Capital Corp.	4.250%	6/5/2028	3,296	3,334
[1]	John Deere Capital Corp.	4.950%	7/14/2028	14,073	14,451
	John Deere Capital Corp.	4.500%	1/16/2029	15,640	15,886
[1]	John Deere Capital Corp.	3.450%	3/7/2029	5,151	5,082
[1]	John Deere Capital Corp.	3.350%	4/18/2029	4,530	4,445
[1]	John Deere Capital Corp.	4.850%	6/11/2029	10,216	10,504
[1]	John Deere Capital Corp.	4.850%	10/11/2029	1,775	1,833
[1]	John Deere Capital Corp.	4.550%	6/5/2030	5,420	5,510
[1]	John Deere Capital Corp.	4.700%	6/10/2030	5,615	5,752
	Johnson Controls International plc	5.500%	4/19/2029	3,980	4,144
	Keysight Technologies Inc.	4.600%	4/6/2027	5,980	6,010
	Keysight Technologies Inc.	3.000%	10/30/2029	215	206
	Keysight Technologies Inc.	5.350%	7/30/2030	3,450	3,598
	Kirby Corp.	4.200%	3/1/2028	4,608	4,607
	L3Harris Technologies Inc.	5.400%	1/15/2027	7,420	7,527
	L3Harris Technologies Inc.	4.400%	6/15/2028	8,733	8,801
[1]	L3Harris Technologies Inc.	4.400%	6/15/2028	10,279	10,355
	L3Harris Technologies Inc.	2.900%	12/15/2029	3,289	3,124
	Lennox International Inc.	5.500%	9/15/2028	3,410	3,521
	LKQ Corp.	5.750%	6/15/2028	10,482	10,831
	Lockheed Martin Corp.	5.100%	11/15/2027	9,930	10,169
	Lockheed Martin Corp.	4.450%	5/15/2028	175	177
	Lockheed Martin Corp.	4.150%	8/15/2028	4,660	4,690
	Lockheed Martin Corp.	4.500%	2/15/2029	7,395	7,510
	Lockheed Martin Corp.	1.850%	6/15/2030	5,025	4,553
	Lockheed Martin Corp.	4.400%	8/15/2030	3,445	3,478

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MasTec Inc.	5.900%	6/15/2029	3,195	3,336
	Norfolk Southern Corp.	3.150%	6/1/2027	2,287	2,261
	Norfolk Southern Corp.	3.800%	8/1/2028	8,266	8,225
	Norfolk Southern Corp.	2.550%	11/1/2029	3,909	3,691
	Northrop Grumman Corp.	3.200%	2/1/2027	6,280	6,237
	Northrop Grumman Corp.	3.250%	1/15/2028	18,155	17,914
	Northrop Grumman Corp.	4.400%	5/1/2030	3,192	3,218
	Northrop Grumman Corp.	4.650%	7/15/2030	3,595	3,659
	nVent Finance Sarl	4.550%	4/15/2028	25	25
	Oshkosh Corp.	3.100%	3/1/2030	3,623	3,444
	Otis Worldwide Corp.	2.293%	4/5/2027	4,859	4,762
	Otis Worldwide Corp.	5.250%	8/16/2028	6,680	6,885
	Otis Worldwide Corp.	2.565%	2/15/2030	6,815	6,379
	PACCAR Financial Corp.	5.000%	5/13/2027	3,536	3,595
	PACCAR Financial Corp.	4.250%	6/23/2027	2,400	2,419
	PACCAR Financial Corp.	4.450%	8/6/2027	9,250	9,358
	PACCAR Financial Corp.	4.600%	1/10/2028	5,305	5,402
	PACCAR Financial Corp.	4.550%	3/3/2028	3,350	3,405
	PACCAR Financial Corp.	4.000%	8/8/2028	3,115	3,135
[1]	PACCAR Financial Corp.	4.950%	8/10/2028	2,740	2,817
[1]	PACCAR Financial Corp.	4.000%	11/7/2028	3,203	3,217
[1]	PACCAR Financial Corp.	4.600%	1/31/2029	5,528	5,633
	PACCAR Financial Corp.	4.000%	9/26/2029	4,595	4,602
	PACCAR Financial Corp.	4.550%	5/8/2030	1,800	1,833
	Parker-Hannifin Corp.	3.250%	3/1/2027	4,224	4,194
	Parker-Hannifin Corp.	4.250%	9/15/2027	9,209	9,268
	Parker-Hannifin Corp.	3.250%	6/14/2029	18,105	17,615
	Parker-Hannifin Corp.	4.500%	9/15/2029	9,660	9,796
	Pentair Finance Sarl	4.500%	7/1/2029	2,380	2,390
	Regal Rexnord Corp.	6.050%	4/15/2028	8,456	8,742
[1]	Regal Rexnord Corp.	6.300%	2/15/2030	8,835	9,366
	Republic Services Inc.	3.375%	11/15/2027	921	915
	Republic Services Inc.	3.950%	5/15/2028	1,482	1,484
	Republic Services Inc.	4.875%	4/1/2029	4,795	4,913
	Republic Services Inc.	5.000%	11/15/2029	75	77
	Republic Services Inc.	2.300%	3/1/2030	8,630	8,018
	Republic Services Inc.	4.750%	7/15/2030	2,152	2,203
	RTX Corp.	3.500%	3/15/2027	9,153	9,108
	RTX Corp.	3.125%	5/4/2027	13,276	13,138
	RTX Corp.	4.125%	11/16/2028	17,294	17,350
	RTX Corp.	5.750%	1/15/2029	43	45
	RTX Corp.	2.250%	7/1/2030	9,871	9,091
[1]	Ryder System Inc.	2.850%	3/1/2027	3,338	3,295
[1]	Ryder System Inc.	5.650%	3/1/2028	5,769	5,954
[1]	Ryder System Inc.	5.250%	6/1/2028	6,064	6,227
	Ryder System Inc.	6.300%	12/1/2028	3,821	4,048
[1]	Ryder System Inc.	5.375%	3/15/2029	3,184	3,296
[1]	Ryder System Inc.	4.950%	9/1/2029	955	976
[1]	Ryder System Inc.	4.900%	12/1/2029	875	893
	Ryder System Inc.	5.000%	3/15/2030	7,183	7,356
[1]	Ryder System Inc.	4.850%	6/15/2030	1,675	1,708
	Ryder System Inc.	4.300%	12/1/2030	2,350	2,340
	Southwest Airlines Co.	5.125%	6/15/2027	8,466	8,572
	Southwest Airlines Co.	3.450%	11/16/2027	2,230	2,198
	Southwest Airlines Co.	4.375%	11/15/2028	2,675	2,680
	Southwest Airlines Co.	2.625%	2/10/2030	5,377	4,995
	Teledyne Technologies Inc.	2.250%	4/1/2028	5,586	5,370
	Textron Inc.	3.650%	3/15/2027	5,587	5,556
	Textron Inc.	3.000%	6/1/2030	5,100	4,823
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	6,580	6,536
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	2,640	2,631
	Trimble Inc.	4.900%	6/15/2028	3,478	3,529
	Tyco Electronics Group SA	3.125%	8/15/2027	5,761	5,710
	Union Pacific Corp.	3.950%	9/10/2028	12,762	12,783
	Union Pacific Corp.	3.700%	3/1/2029	7,116	7,064
	Union Pacific Corp.	2.400%	2/5/2030	180	169
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	6,034	6,187
[1]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/2030	2,378	2,297
	United Parcel Service Inc.	3.050%	11/15/2027	9,682	9,572
	United Parcel Service Inc.	3.400%	3/15/2029	176	173

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United Parcel Service Inc.	2.500%	9/1/2029	140	133
	Veralto Corp.	5.350%	9/18/2028	5,590	5,762
	Waste Connections Inc.	3.500%	5/1/2029	2,977	2,927
	Waste Connections Inc.	2.600%	2/1/2030	3,125	2,946
	Waste Management Inc.	4.950%	7/3/2027	3,056	3,106
	Waste Management Inc.	3.150%	11/15/2027	5,357	5,296
	Waste Management Inc.	4.500%	3/15/2028	3,210	3,253
	Waste Management Inc.	4.875%	2/15/2029	7,973	8,182
	Waste Management Inc.	2.000%	6/1/2029	2,050	1,917
	Waste Management Inc.	4.625%	2/15/2030	8,406	8,565
	Waste Management Inc.	4.650%	3/15/2030	129	131
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	11,915	12,065
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	1,200	1,227
	Xylem Inc.	1.950%	1/30/2028	5,324	5,110
					1,183,318
Materials (0.6%)
	Air Products and Chemicals Inc.	1.850%	5/15/2027	5,561	5,420
	Air Products and Chemicals Inc.	4.600%	2/8/2029	90	92
	Albemarle Corp.	4.650%	6/1/2027	4,839	4,871
	Amcor Finance USA Inc.	4.500%	5/15/2028	2,960	2,977
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	2,655	2,691
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	18,159	18,637
	Amcor Group Finance plc	5.450%	5/23/2029	2,820	2,916
	Amrize Finance US LLC	4.600%	4/7/2027	1,213	1,221
	Amrize Finance US LLC	4.700%	4/7/2028	1,238	1,252
	Amrize Finance US LLC	4.950%	4/7/2030	9,013	9,214
	AngloGold Ashanti Holdings plc	3.375%	11/1/2028	4,407	4,284
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	3,998	3,834
	ArcelorMittal SA	6.550%	11/29/2027	13,386	13,936
	Berry Global Inc.	1.650%	1/15/2027	1,750	1,706
	Berry Global Inc.	5.500%	4/15/2028	3,635	3,748
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	7,736	7,858
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	3,073	3,162
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	3,297	3,398
	Cabot Corp.	4.000%	7/1/2029	2,642	2,614
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	941	930
	CRH SMW Finance DAC	5.200%	5/21/2029	4,585	4,733
	CRH SMW Finance DAC	5.125%	1/9/2030	6,420	6,616
	Dow Chemical Co.	4.800%	11/30/2028	442	449
	Dow Chemical Co.	2.100%	11/15/2030	531	470
[3]	DuPont de Nemours Inc.	4.725%	11/15/2028	2,495	2,524
	Eastman Chemical Co.	5.000%	8/1/2029	10,757	10,979
	EIDP Inc.	2.300%	7/15/2030	25	23
	Freeport-McMoRan Inc.	5.000%	9/1/2027	4,655	4,663
	Freeport-McMoRan Inc.	4.125%	3/1/2028	3,250	3,242
	Freeport-McMoRan Inc.	4.375%	8/1/2028	356	356
	Freeport-McMoRan Inc.	5.250%	9/1/2029	691	703
	Freeport-McMoRan Inc.	4.250%	3/1/2030	3,175	3,150
	LYB International Finance III LLC	5.125%	1/15/2031	875	878
	Martin Marietta Materials Inc.	3.500%	12/15/2027	100	99
	Mosaic Co.	4.050%	11/15/2027	7,170	7,171
	Mosaic Co.	5.375%	11/15/2028	2,965	3,057
	Mosaic Co.	4.350%	1/15/2029	4,549	4,561
	Mosaic Co.	4.600%	11/15/2030	4,500	4,510
	Newmont Corp.	3.250%	5/13/2030	10,867	10,520
	Nucor Corp.	4.300%	5/23/2027	5,029	5,062
	Nucor Corp.	3.950%	5/1/2028	1,414	1,414
	Nucor Corp.	2.700%	6/1/2030	7,075	6,660
	Nucor Corp.	4.650%	6/1/2030	10,141	10,346
	Nutrien Ltd.	4.000%	12/15/2026	5,021	5,020
	Nutrien Ltd.	5.200%	6/21/2027	3,788	3,851
	Nutrien Ltd.	4.900%	3/27/2028	10,758	10,949
	Nutrien Ltd.	4.200%	4/1/2029	5,750	5,742
	Nutrien Ltd.	2.950%	5/13/2030	3,355	3,171
	Packaging Corp. of America	3.400%	12/15/2027	4,172	4,133
	PPG Industries Inc.	3.750%	3/15/2028	1,476	1,473
	PPG Industries Inc.	2.800%	8/15/2029	350	334
	Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	5,393	5,803
	Rio Tinto Finance USA plc	4.375%	3/12/2027	665	669

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rio Tinto Finance USA plc	4.500%	3/14/2028	3,102	3,138
	Rio Tinto Finance USA plc	4.875%	3/14/2030	4,806	4,937
	RPM International Inc.	3.750%	3/15/2027	6,288	6,260
	RPM International Inc.	4.550%	3/1/2029	1,677	1,695
	Sherwin-Williams Co.	3.450%	6/1/2027	12,710	12,619
[1]	Sherwin-Williams Co.	4.550%	3/1/2028	8,311	8,408
	Sherwin-Williams Co.	4.300%	8/15/2028	10,070	10,139
	Sherwin-Williams Co.	4.500%	8/15/2030	9,285	9,369
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	28,295	29,199
	Sonoco Products Co.	2.250%	2/1/2027	3,005	2,946
	Sonoco Products Co.	4.600%	9/1/2029	2,325	2,344
	Steel Dynamics Inc.	4.000%	12/15/2028	2,465	2,463
	Steel Dynamics Inc.	3.450%	4/15/2030	11,530	11,145
	Suzano Austria GmbH	2.500%	9/15/2028	1,056	998
	Suzano Austria GmbH	6.000%	1/15/2029	11,625	11,965
	Suzano Austria GmbH	5.000%	1/15/2030	5,914	5,915
	Vale Overseas Ltd.	3.750%	7/8/2030	8,590	8,275
	Vulcan Materials Co.	3.900%	4/1/2027	4,981	4,981
	Vulcan Materials Co.	4.950%	12/1/2029	2,094	2,149
	Vulcan Materials Co.	3.500%	6/1/2030	4,545	4,403
	Westlake Corp.	3.375%	6/15/2030	750	716
	WestRock MWV LLC	8.200%	1/15/2030	3,992	4,544
	WRKCo Inc.	4.000%	3/15/2028	4,654	4,643
	WRKCo Inc.	3.900%	6/1/2028	6,851	6,818
	WRKCo Inc.	4.900%	3/15/2029	5,520	5,622
					393,783
Real Estate (1.0%)
	Agree LP	2.000%	6/15/2028	2,222	2,118
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	1,800	1,791
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	2,117	1,987
	American Homes 4 Rent LP	4.250%	2/15/2028	3,969	3,979
	American Homes 4 Rent LP	4.900%	2/15/2029	2,409	2,449
	American Homes 4 Rent LP	4.950%	6/15/2030	4,000	4,080
	American Tower Corp.	2.750%	1/15/2027	5,198	5,129
	American Tower Corp.	3.125%	1/15/2027	4,694	4,650
	American Tower Corp.	3.650%	3/15/2027	6,066	6,038
	American Tower Corp.	3.550%	7/15/2027	190	189
	American Tower Corp.	3.600%	1/15/2028	5,568	5,515
	American Tower Corp.	5.500%	3/15/2028	7,531	7,746
	American Tower Corp.	5.250%	7/15/2028	5,900	6,063
	American Tower Corp.	5.800%	11/15/2028	7,716	8,053
	American Tower Corp.	5.200%	2/15/2029	2,939	3,024
	American Tower Corp.	3.950%	3/15/2029	761	755
	American Tower Corp.	3.800%	8/15/2029	8,180	8,054
	American Tower Corp.	5.000%	1/31/2030	5,346	5,475
	American Tower Corp.	4.900%	3/15/2030	6,236	6,369
	American Tower Corp.	2.100%	6/15/2030	25	23
	American Tower Corp.	1.875%	10/15/2030	3,850	3,435
[1]	AvalonBay Communities Inc.	3.350%	5/15/2027	3,821	3,792
[1]	AvalonBay Communities Inc.	3.200%	1/15/2028	2,859	2,819
[1]	AvalonBay Communities Inc.	3.300%	6/1/2029	4,400	4,286
[1]	AvalonBay Communities Inc.	2.300%	3/1/2030	4,065	3,767
	AvalonBay Communities Inc.	4.350%	12/1/2030	3,179	3,185
	Boston Properties LP	6.750%	12/1/2027	6,613	6,921
	Boston Properties LP	4.500%	12/1/2028	6,320	6,361
	Boston Properties LP	3.400%	6/21/2029	1,969	1,906
	Boston Properties LP	2.900%	3/15/2030	4,835	4,530
	Brixmor Operating Partnership LP	3.900%	3/15/2027	5,095	5,084
	Brixmor Operating Partnership LP	2.250%	4/1/2028	565	542
	Brixmor Operating Partnership LP	4.125%	5/15/2029	4,409	4,390
	Camden Property Trust	4.100%	10/15/2028	2,095	2,104
	Camden Property Trust	3.150%	7/1/2029	3,753	3,624
	CBRE Services Inc.	5.500%	4/1/2029	1,935	2,006
	CBRE Services Inc.	4.800%	6/15/2030	2,565	2,600
	COPT Defense Properties LP	2.000%	1/15/2029	3,651	3,408
	COPT Defense Properties LP	4.500%	10/15/2030	6,148	6,120
	Cousins Properties LP	5.250%	7/15/2030	4,000	4,107
	Crown Castle Inc.	2.900%	3/15/2027	4,772	4,703
	Crown Castle Inc.	5.000%	1/11/2028	13,116	13,320

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle Inc.	3.800%	2/15/2028	6,800	6,747
	Crown Castle Inc.	4.800%	9/1/2028	4,675	4,741
	Crown Castle Inc.	4.300%	2/15/2029	3,991	3,983
	Crown Castle Inc.	5.600%	6/1/2029	1,500	1,557
	Crown Castle Inc.	4.900%	9/1/2029	5,910	5,998
	Crown Castle Inc.	3.100%	11/15/2029	75	71
	Crown Castle Inc.	3.300%	7/1/2030	8,928	8,464
	CubeSmart LP	2.250%	12/15/2028	3,881	3,687
	CubeSmart LP	4.375%	2/15/2029	3,690	3,700
	CubeSmart LP	3.000%	2/15/2030	50	47
	Digital Realty Trust LP	3.700%	8/15/2027	4,112	4,091
	Digital Realty Trust LP	5.550%	1/15/2028	8,198	8,425
	Digital Realty Trust LP	3.600%	7/1/2029	6,599	6,467
	DOC DR LLC	4.300%	3/15/2027	5,022	5,031
	DOC DR LLC	3.950%	1/15/2028	250	249
	EPR Properties	4.750%	12/15/2026	2,051	2,057
	EPR Properties	4.500%	6/1/2027	2,463	2,466
	EPR Properties	4.950%	4/15/2028	5,109	5,149
	EPR Properties	3.750%	8/15/2029	3,150	3,052
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	7,700	7,724
	Equinix Inc.	1.800%	7/15/2027	5,414	5,235
	Equinix Inc.	1.550%	3/15/2028	3,223	3,059
	Equinix Inc.	3.200%	11/18/2029	7,075	6,794
	Equinix Inc.	2.150%	7/15/2030	7,369	6,687
	ERP Operating LP	3.250%	8/1/2027	425	421
	ERP Operating LP	3.500%	3/1/2028	150	149
	ERP Operating LP	4.150%	12/1/2028	4,758	4,783
	ERP Operating LP	3.000%	7/1/2029	2,783	2,683
	ERP Operating LP	2.500%	2/15/2030	3,390	3,180
	Essex Portfolio LP	3.625%	5/1/2027	5,537	5,514
	Essex Portfolio LP	1.700%	3/1/2028	1,512	1,435
	Essex Portfolio LP	4.000%	3/1/2029	2,705	2,684
	Essex Portfolio LP	3.000%	1/15/2030	3,355	3,184
	Extra Space Storage LP	5.700%	4/1/2028	6,852	7,080
	Extra Space Storage LP	3.900%	4/1/2029	5,294	5,227
	Extra Space Storage LP	4.000%	6/15/2029	1,463	1,449
	Extra Space Storage LP	5.500%	7/1/2030	9,640	10,036
	Extra Space Storage LP	2.200%	10/15/2030	2,400	2,172
	Federal Realty OP LP	3.250%	7/15/2027	2,975	2,940
	Federal Realty OP LP	5.375%	5/1/2028	4,445	4,556
	Federal Realty OP LP	3.200%	6/15/2029	2,296	2,216
	GLP Capital LP	5.750%	6/1/2028	4,871	4,998
	GLP Capital LP	5.300%	1/15/2029	3,720	3,786
	GLP Capital LP	4.000%	1/15/2030	11,545	11,188
	GLP Capital LP	4.000%	1/15/2031	3,553	3,398
	Healthcare Realty Holdings LP	3.750%	7/1/2027	445	442
	Healthcare Realty Holdings LP	3.100%	2/15/2030	2,777	2,635
	Healthpeak OP LLC	2.125%	12/1/2028	2,533	2,391
	Healthpeak OP LLC	3.500%	7/15/2029	6,908	6,718
	Healthpeak OP LLC	3.000%	1/15/2030	6,964	6,602
	Highwoods Realty LP	3.875%	3/1/2027	3,242	3,220
	Highwoods Realty LP	4.125%	3/15/2028	3,600	3,566
	Highwoods Realty LP	4.200%	4/15/2029	1,908	1,877
	Highwoods Realty LP	3.050%	2/15/2030	500	465
	Host Hotels & Resorts LP	4.250%	12/15/2028	5,152	5,156
[1]	Host Hotels & Resorts LP	3.375%	12/15/2029	4,102	3,934
[1]	Host Hotels & Resorts LP	3.500%	9/15/2030	5,135	4,898
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	4,866	4,626
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	2,600	2,703
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	3,075	3,289
	Kilroy Realty LP	4.750%	12/15/2028	2,970	2,985
	Kilroy Realty LP	4.250%	8/15/2029	1,929	1,890
	Kilroy Realty LP	3.050%	2/15/2030	3,755	3,489
	Kimco Realty OP LLC	3.800%	4/1/2027	1,225	1,224
	Kimco Realty OP LLC	1.900%	3/1/2028	2,077	1,995
	Kimco Realty OP LLC	2.700%	10/1/2030	3,000	2,812
	Kite Realty Group Trust	4.750%	9/15/2030	250	253
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	3,700	3,782
	Mid-America Apartments LP	3.600%	6/1/2027	4,172	4,160
	Mid-America Apartments LP	4.200%	6/15/2028	3,371	3,384

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mid-America Apartments LP	3.950%	3/15/2029	3,663	3,642
	Mid-America Apartments LP	2.750%	3/15/2030	2,330	2,203
	NNN REIT Inc.	3.600%	12/15/2026	6,842	6,815
	NNN REIT Inc.	3.500%	10/15/2027	50	50
	NNN REIT Inc.	4.300%	10/15/2028	5,566	5,599
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	6,886	6,943
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	1,720	1,664
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	4,130	4,203
	Piedmont Operating Partnership LP	6.875%	7/15/2029	2,153	2,288
	Piedmont Operating Partnership LP	3.150%	8/15/2030	1,500	1,379
	Prologis LP	2.125%	4/15/2027	5,581	5,464
	Prologis LP	3.375%	12/15/2027	3,162	3,137
	Prologis LP	4.875%	6/15/2028	5,525	5,656
	Prologis LP	3.875%	9/15/2028	3,974	3,964
	Prologis LP	4.000%	9/15/2028	4,202	4,209
	Prologis LP	2.875%	11/15/2029	250	239
	Prologis LP	2.250%	4/15/2030	6,540	6,071
	Prologis LP	1.250%	10/15/2030	4,000	3,503
	Prologis LP	4.750%	1/15/2031	3,000	3,066
	Public Storage Operating Co.	3.094%	9/15/2027	2,614	2,584
	Public Storage Operating Co.	1.850%	5/1/2028	3,861	3,686
	Public Storage Operating Co.	1.950%	11/9/2028	4,746	4,495
	Public Storage Operating Co.	5.125%	1/15/2029	3,293	3,402
	Public Storage Operating Co.	3.385%	5/1/2029	6,227	6,094
	Public Storage Operating Co.	4.375%	7/1/2030	5,181	5,225
	Realty Income Corp.	3.000%	1/15/2027	4,939	4,894
	Realty Income Corp.	3.200%	1/15/2027	1,612	1,598
	Realty Income Corp.	3.950%	8/15/2027	5,722	5,725
	Realty Income Corp.	3.400%	1/15/2028	4,911	4,858
	Realty Income Corp.	3.650%	1/15/2028	5,305	5,271
	Realty Income Corp.	2.100%	3/15/2028	2,620	2,516
	Realty Income Corp.	2.200%	6/15/2028	3,914	3,756
	Realty Income Corp.	4.700%	12/15/2028	609	621
	Realty Income Corp.	3.950%	2/1/2029	235	234
	Realty Income Corp.	4.750%	2/15/2029	3,730	3,796
	Realty Income Corp.	3.250%	6/15/2029	3,200	3,109
	Realty Income Corp.	4.000%	7/15/2029	1,640	1,632
	Realty Income Corp.	3.100%	12/15/2029	9,755	9,388
	Realty Income Corp.	3.400%	1/15/2030	1,395	1,356
	Realty Income Corp.	4.850%	3/15/2030	3,325	3,414
	Regency Centers LP	3.600%	2/1/2027	3,605	3,590
	Regency Centers LP	4.125%	3/15/2028	2,199	2,205
	Regency Centers LP	2.950%	9/15/2029	2,653	2,543
	Regency Centers LP	3.700%	6/15/2030	2,500	2,449
	Rexford Industrial Realty LP	5.000%	6/15/2028	1,824	1,857
	Sabra Health Care LP	3.900%	10/15/2029	350	343
	Simon Property Group LP	3.375%	6/15/2027	4,313	4,284
	Simon Property Group LP	3.375%	12/1/2027	4,985	4,947
	Simon Property Group LP	1.750%	2/1/2028	4,735	4,540
	Simon Property Group LP	2.450%	9/13/2029	8,798	8,315
	Simon Property Group LP	2.650%	7/15/2030	5,106	4,785
	Simon Property Group LP	4.375%	10/1/2030	3,150	3,174
	Store Capital LLC	4.500%	3/15/2028	4,070	4,081
[3]	Store Capital LLC	5.400%	4/30/2030	1,505	1,532
	Sun Communities Operating LP	2.300%	11/1/2028	3,500	3,331
	Tanger Properties LP	3.875%	7/15/2027	2,975	2,959
[1]	UDR Inc.	3.500%	7/1/2027	40	40
[1]	UDR Inc.	3.500%	1/15/2028	25	25
[1]	UDR Inc.	4.400%	1/26/2029	3,629	3,646
[1]	UDR Inc.	3.200%	1/15/2030	3,335	3,206
	Ventas Realty LP	3.850%	4/1/2027	1,109	1,106
	Ventas Realty LP	4.000%	3/1/2028	2,942	2,938
	Ventas Realty LP	4.400%	1/15/2029	5,678	5,703
	Ventas Realty LP	3.000%	1/15/2030	2,600	2,474
	VICI Properties LP	4.750%	2/15/2028	3,313	3,346
	VICI Properties LP	4.950%	2/15/2030	3,100	3,137
	Welltower OP LLC	4.250%	4/15/2028	5,366	5,403
	Welltower OP LLC	2.050%	1/15/2029	1,156	1,090
	Welltower OP LLC	4.125%	3/15/2029	4,102	4,110
	Welltower OP LLC	3.100%	1/15/2030	4,200	4,029

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Welltower OP LLC	4.500%	7/1/2030	8,566	8,658
	Weyerhaeuser Co.	6.950%	10/1/2027	283	296
	Weyerhaeuser Co.	4.000%	11/15/2029	5,850	5,791
	Weyerhaeuser Co.	4.000%	4/15/2030	4,161	4,102
	WP Carey Inc.	3.850%	7/15/2029	1,000	986
	WP Carey Inc.	4.650%	7/15/2030	1,421	1,431
					707,754
Technology (1.9%)
	Accenture Capital Inc.	3.900%	10/4/2027	6,740	6,766
	Accenture Capital Inc.	4.050%	10/4/2029	13,249	13,293
	Adobe Inc.	2.150%	2/1/2027	9,444	9,288
	Adobe Inc.	4.850%	4/4/2027	2,829	2,867
	Adobe Inc.	4.750%	1/17/2028	3,513	3,582
	Adobe Inc.	4.800%	4/4/2029	5,115	5,246
	Adobe Inc.	4.950%	1/17/2030	5,077	5,255
	Advanced Micro Devices Inc.	4.319%	3/24/2028	2,799	2,826
	Analog Devices Inc.	3.500%	12/5/2026	9,739	9,711
	Analog Devices Inc.	3.450%	6/15/2027	4,718	4,691
	Analog Devices Inc.	4.250%	6/15/2028	4,955	4,995
	Analog Devices Inc.	1.700%	10/1/2028	25	24
	Analog Devices Inc.	4.500%	6/15/2030	5,686	5,764
	Apple Inc.	3.350%	2/9/2027	967	964
	Apple Inc.	3.200%	5/11/2027	17,750	17,657
	Apple Inc.	3.000%	6/20/2027	315	312
	Apple Inc.	2.900%	9/12/2027	25	25
	Apple Inc.	3.000%	11/13/2027	11,527	11,421
	Apple Inc.	1.200%	2/8/2028	20,622	19,612
	Apple Inc.	4.000%	5/10/2028	24,439	24,622
	Apple Inc.	4.000%	5/12/2028	7,465	7,520
	Apple Inc.	1.400%	8/5/2028	9,666	9,133
	Apple Inc.	3.250%	8/8/2029	6,860	6,738
	Apple Inc.	2.200%	9/11/2029	8,107	7,647
	Apple Inc.	1.650%	5/11/2030	328	298
	Apple Inc.	4.200%	5/12/2030	6,957	7,033
	Apple Inc.	1.250%	8/20/2030	226	201
	Applied Materials Inc.	3.300%	4/1/2027	9,445	9,399
	Applied Materials Inc.	4.800%	6/15/2029	3,148	3,226
	Applied Materials Inc.	1.750%	6/1/2030	4,628	4,185
	Arrow Electronics Inc.	3.875%	1/12/2028	5,014	4,977
	Atlassian Corp.	5.250%	5/15/2029	3,020	3,107
	Autodesk Inc.	3.500%	6/15/2027	4,230	4,203
	Automatic Data Processing Inc.	1.700%	5/15/2028	3,687	3,521
	Automatic Data Processing Inc.	1.250%	9/1/2030	2,939	2,599
	Avnet Inc.	6.250%	3/15/2028	2,640	2,735
	Broadcom Inc.	5.050%	7/12/2027	6,268	6,377
	Broadcom Inc.	1.950%	2/15/2028	3,424	3,287
	Broadcom Inc.	4.150%	2/15/2028	3,703	3,717
	Broadcom Inc.	4.800%	4/15/2028	10,948	11,143
	Broadcom Inc.	4.110%	9/15/2028	5,226	5,239
[3]	Broadcom Inc.	4.000%	4/15/2029	9,704	9,664
	Broadcom Inc.	4.750%	4/15/2029	13,084	13,328
	Broadcom Inc.	5.050%	7/12/2029	28,281	29,118
	Broadcom Inc.	5.050%	4/15/2030	14,894	15,369
	Broadcom Inc.	4.600%	7/15/2030	7,589	7,710
	Broadcom Inc.	4.200%	10/15/2030	5,302	5,297
	Broadcom Inc.	4.150%	11/15/2030	7,000	6,970
	Cadence Design Systems Inc.	4.200%	9/10/2027	3,790	3,813
	Cadence Design Systems Inc.	4.300%	9/10/2029	5,700	5,727
	CDW LLC	2.670%	12/1/2026	7,020	6,928
	CDW LLC	3.276%	12/1/2028	150	146
	CDW LLC	3.250%	2/15/2029	8,603	8,287
	CDW LLC	5.100%	3/1/2030	3,684	3,752
[3]	CGI Inc.	4.950%	3/14/2030	4,578	4,635
	Cintas Corp. No. 2	3.700%	4/1/2027	12,796	12,770
	Cintas Corp. No. 2	4.200%	5/1/2028	4,025	4,045
	Cisco Systems Inc.	4.800%	2/26/2027	4,476	4,526
	Cisco Systems Inc.	4.550%	2/24/2028	5,264	5,350
	Cisco Systems Inc.	4.850%	2/26/2029	26,556	27,269
	Cisco Systems Inc.	4.750%	2/24/2030	19,038	19,572

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Concentrix Corp.	6.600%	8/2/2028	4,711	4,863
	Dell International LLC	6.100%	7/15/2027	4,415	4,536
	Dell International LLC	5.250%	2/1/2028	10,995	11,241
	Dell International LLC	4.750%	4/1/2028	5,168	5,244
	Dell International LLC	4.150%	2/15/2029	4,837	4,833
	Dell International LLC	5.300%	10/1/2029	10,060	10,382
	Dell International LLC	4.350%	2/1/2030	2,216	2,217
	Dell International LLC	5.000%	4/1/2030	8,413	8,614
	Dell International LLC	6.200%	7/15/2030	8,685	9,271
	DXC Technology Co.	2.375%	9/15/2028	4,320	4,074
	Equifax Inc.	5.100%	12/15/2027	6,197	6,318
	Equifax Inc.	5.100%	6/1/2028	12,027	12,292
	Equifax Inc.	4.800%	9/15/2029	4,560	4,635
	Fidelity National Information Services Inc.	1.650%	3/1/2028	2,558	2,428
	Fiserv Inc.	2.250%	6/1/2027	2,820	2,745
	Fiserv Inc.	5.450%	3/2/2028	9,995	10,234
	Fiserv Inc.	5.375%	8/21/2028	4,708	4,829
	Fiserv Inc.	4.200%	10/1/2028	6,846	6,828
	Fiserv Inc.	3.500%	7/1/2029	19,965	19,363
	Fiserv Inc.	4.750%	3/15/2030	1,345	1,352
	Fiserv Inc.	2.650%	6/1/2030	8,730	8,049
	Flex Ltd.	4.875%	6/15/2029	4,645	4,710
	Genpact Luxembourg Sarl	6.000%	6/4/2029	1,905	1,987
	Genpact UK Finco plc	4.950%	11/18/2030	2,951	2,950
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	6,181	6,183
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	4,370	4,393
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	4,483	4,597
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	3,480	3,482
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	19,632	19,746
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	8,188	8,158
	HP Inc.	3.000%	6/17/2027	13,634	13,427
	HP Inc.	4.750%	1/15/2028	17,048	17,255
	HP Inc.	4.000%	4/15/2029	8,089	8,004
	HP Inc.	5.400%	4/25/2030	5,000	5,182
	IBM International Capital Pte. Ltd.	4.600%	2/5/2029	5,280	5,360
	Intel Corp.	3.750%	3/25/2027	11,320	11,271
	Intel Corp.	3.150%	5/11/2027	3,267	3,227
	Intel Corp.	3.750%	8/5/2027	10,559	10,501
	Intel Corp.	4.875%	2/10/2028	16,512	16,751
	Intel Corp.	1.600%	8/12/2028	4,246	3,982
	Intel Corp.	4.000%	8/5/2029	30	30
	Intel Corp.	2.450%	11/15/2029	23,221	21,668
	Intel Corp.	5.125%	2/10/2030	1,065	1,092
	Intel Corp.	3.900%	3/25/2030	4,879	4,781
	International Business Machines Corp.	3.300%	1/27/2027	4,317	4,290
	International Business Machines Corp.	1.700%	5/15/2027	8,629	8,387
	International Business Machines Corp.	6.220%	8/1/2027	3,340	3,464
	International Business Machines Corp.	4.500%	2/6/2028	12,730	12,857
	International Business Machines Corp.	4.650%	2/10/2028	350	355
	International Business Machines Corp.	3.500%	5/15/2029	19,525	19,136
[1]	International Business Machines Corp.	4.800%	2/10/2030	6,498	6,647
	International Business Machines Corp.	1.950%	5/15/2030	7,755	7,068
	Intuit Inc.	5.125%	9/15/2028	7,504	7,739
	Intuit Inc.	1.650%	7/15/2030	7,187	6,463
	Jabil Inc.	4.250%	5/15/2027	4,491	4,500
	Jabil Inc.	3.950%	1/12/2028	200	200
	KLA Corp.	4.100%	3/15/2029	9,503	9,523
	Kyndryl Holdings Inc.	2.700%	10/15/2028	4,091	3,922
	Lam Research Corp.	4.000%	3/15/2029	6,411	6,417
	Lam Research Corp.	1.900%	6/15/2030	40	36
	Leidos Inc.	4.375%	5/15/2030	4,934	4,927
	Marvell Technology Inc.	2.450%	4/15/2028	6,850	6,597
[1]	Marvell Technology Inc.	4.875%	6/22/2028	1,360	1,383
	Marvell Technology Inc.	5.750%	2/15/2029	3,458	3,608
	Marvell Technology Inc.	4.750%	7/15/2030	2,926	2,965
	Microchip Technology Inc.	4.900%	3/15/2028	5,130	5,202
	Microchip Technology Inc.	5.050%	3/15/2029	10,490	10,697
	Microchip Technology Inc.	5.050%	2/15/2030	3,600	3,673
	Micron Technology Inc.	5.327%	2/6/2029	1,644	1,696
	Micron Technology Inc.	4.663%	2/15/2030	81	82

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Microsoft Corp.	3.300%	2/6/2027	25,687	25,593
	Microsoft Corp.	1.350%	9/15/2030	5,165	4,630
	Moody's Corp.	4.250%	2/1/2029	1,838	1,850
	Motorola Solutions Inc.	4.600%	2/23/2028	6,495	6,566
	Motorola Solutions Inc.	5.000%	4/15/2029	2,505	2,566
	Motorola Solutions Inc.	4.600%	5/23/2029	640	647
	Motorola Solutions Inc.	2.300%	11/15/2030	30	27
	NetApp Inc.	2.375%	6/22/2027	5,451	5,329
	Nokia OYJ	4.375%	6/12/2027	5,310	5,307
	Nordson Corp.	5.600%	9/15/2028	2,520	2,609
	NVIDIA Corp.	1.550%	6/15/2028	265	252
	NVIDIA Corp.	2.850%	4/1/2030	650	621
	NXP BV	3.150%	5/1/2027	6,423	6,352
	NXP BV	4.400%	6/1/2027	3,002	3,015
	NXP BV	4.300%	6/18/2029	7,619	7,633
	NXP BV	3.400%	5/1/2030	5,305	5,115
	Oracle Corp.	2.800%	4/1/2027	8,651	8,484
	Oracle Corp.	3.250%	11/15/2027	147	144
	Oracle Corp.	2.300%	3/25/2028	17,368	16,566
	Oracle Corp.	4.800%	8/3/2028	11,530	11,583
[1]	Oracle Corp.	4.200%	9/27/2029	28,352	27,789
	Oracle Corp.	2.950%	4/1/2030	21,052	19,423
	Oracle Corp.	3.250%	5/15/2030	509	474
	Oracle Corp.	4.450%	9/26/2030	18,345	17,938
	Oracle Corp.	2.875%	3/25/2031	4,577	4,103
	Paychex Inc.	5.100%	4/15/2030	20,973	21,582
	Qorvo Inc.	4.375%	10/15/2029	2,652	2,610
	QUALCOMM Inc.	3.250%	5/20/2027	17,508	17,422
	QUALCOMM Inc.	1.300%	5/20/2028	263	248
	QUALCOMM Inc.	2.150%	5/20/2030	586	540
	Quanta Services Inc.	4.750%	8/9/2027	4,560	4,618
	Quanta Services Inc.	4.300%	8/9/2028	10,210	10,264
	Quanta Services Inc.	2.900%	10/1/2030	3,621	3,392
	RELX Capital Inc.	4.000%	3/18/2029	4,750	4,734
	RELX Capital Inc.	4.750%	3/27/2030	1,892	1,929
	Roper Technologies Inc.	3.800%	12/15/2026	3,566	3,560
	Roper Technologies Inc.	4.200%	9/15/2028	5,970	5,987
	Roper Technologies Inc.	4.500%	10/15/2029	3,190	3,221
	Roper Technologies Inc.	2.000%	6/30/2030	3,686	3,334
	Roper Technologies Inc.	4.450%	9/15/2030	5,000	5,020
	S&P Global Inc.	2.950%	1/22/2027	2,414	2,391
	S&P Global Inc.	2.450%	3/1/2027	8,310	8,181
	S&P Global Inc.	4.750%	8/1/2028	2,710	2,761
	S&P Global Inc.	2.700%	3/1/2029	7,779	7,481
	S&P Global Inc.	4.250%	5/1/2029	9,130	9,180
	S&P Global Inc.	2.500%	12/1/2029	65	61
[3]	S&P Global Inc.	4.250%	1/15/2031	4,873	4,874
	Salesforce Inc.	3.700%	4/11/2028	8,769	8,768
	Salesforce Inc.	1.500%	7/15/2028	9,374	8,880
	ServiceNow Inc.	1.400%	9/1/2030	8,639	7,613
	Synopsys Inc.	4.550%	4/1/2027	2,019	2,033
	Synopsys Inc.	4.650%	4/1/2028	2,917	2,957
	Synopsys Inc.	4.850%	4/1/2030	11,603	11,844
	TD SYNNEX Corp.	4.300%	1/17/2029	4,382	4,373
	Texas Instruments Inc.	4.600%	2/15/2028	3,380	3,433
	Texas Instruments Inc.	4.600%	2/8/2029	280	286
	Texas Instruments Inc.	1.750%	5/4/2030	154	140
	Texas Instruments Inc.	4.500%	5/23/2030	8,515	8,654
	TSMC Arizona Corp.	3.875%	4/22/2027	5,770	5,766
	TSMC Arizona Corp.	4.125%	4/22/2029	370	371
	Verisk Analytics Inc.	4.125%	3/15/2029	3,929	3,919
	Verisk Analytics Inc.	4.500%	8/15/2030	3,656	3,693
	VMware LLC	3.900%	8/21/2027	12,463	12,466
	VMware LLC	1.800%	8/15/2028	5,887	5,569
	VMware LLC	4.700%	5/15/2030	5,202	5,284
	Workday Inc.	3.500%	4/1/2027	8,932	8,878
	Workday Inc.	3.700%	4/1/2029	4,965	4,895
	Xilinx Inc.	2.375%	6/1/2030	170	158
					1,332,387

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Utilities (1.7%)
	AEP Texas Inc.	5.450%	5/15/2029	1,432	1,483
[1]	AEP Texas Inc.	2.100%	7/1/2030	3,089	2,814
	AEP Transmission Co. LLC	3.100%	12/1/2026	7,465	7,410
	AES Corp.	5.450%	6/1/2028	10,560	10,802
	Alabama Power Co.	3.750%	9/1/2027	4,477	4,479
	Ameren Corp.	5.700%	12/1/2026	4,425	4,486
	Ameren Corp.	1.950%	3/15/2027	995	972
	Ameren Corp.	1.750%	3/15/2028	2,456	2,334
	Ameren Corp.	5.000%	1/15/2029	3,250	3,323
	American Electric Power Co. Inc.	5.750%	11/1/2027	2,759	2,844
[1]	American Electric Power Co. Inc.	4.300%	12/1/2028	3,225	3,251
	American Electric Power Co. Inc.	5.200%	1/15/2029	6,158	6,349
[1]	American Electric Power Co. Inc.	7.050%	12/15/2054	2,797	2,923
	American Electric Power Co. Inc.	3.875%	2/15/2062	5,375	5,275
	American Water Capital Corp.	2.950%	9/1/2027	6,477	6,382
	American Water Capital Corp.	3.750%	9/1/2028	5,944	5,921
	American Water Capital Corp.	3.450%	6/1/2029	4,478	4,391
	American Water Capital Corp.	2.800%	5/1/2030	205	194
[1]	Appalachian Power Co.	3.300%	6/1/2027	1,164	1,153
	Arizona Public Service Co.	2.600%	8/15/2029	5,894	5,574
	Atmos Energy Corp.	3.000%	6/15/2027	4,974	4,923
	Atmos Energy Corp.	2.625%	9/15/2029	3,823	3,634
	Avangrid Inc.	3.800%	6/1/2029	3,847	3,797
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	5,843	5,760
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	6,611	6,501
	Black Hills Corp.	3.150%	1/15/2027	3,700	3,665
	Black Hills Corp.	5.950%	3/15/2028	3,160	3,276
	Black Hills Corp.	3.050%	10/15/2029	2,397	2,289
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/2027	4,365	4,327
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	3,096	3,196
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	3,323	3,404
	CenterPoint Energy Inc.	5.400%	6/1/2029	2,921	3,026
	CenterPoint Energy Inc.	2.950%	3/1/2030	3,729	3,533
[1]	CenterPoint Energy Inc.	7.000%	2/15/2055	2,060	2,149
	CenterPoint Energy Inc.	6.700%	5/15/2055	3,290	3,381
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	9,438	9,672
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	25	22
	CMS Energy Corp.	3.450%	8/15/2027	70	69
[1]	CMS Energy Corp.	4.750%	6/1/2050	2,870	2,819
	Commonwealth Edison Co.	3.700%	8/15/2028	3,200	3,188
[1]	Connecticut Light & Power Co.	3.200%	3/15/2027	4,612	4,577
	Connecticut Light & Power Co.	4.950%	1/15/2030	5,681	5,827
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	8,281	8,312
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	6,665	6,456
	Constellation Energy Generation LLC	5.600%	3/1/2028	4,388	4,528
	Consumers Energy Co.	4.650%	3/1/2028	8,291	8,424
	Consumers Energy Co.	4.900%	2/15/2029	3,945	4,045
	Consumers Energy Co.	4.600%	5/30/2029	5,667	5,760
	Consumers Energy Co.	4.700%	1/15/2030	5,640	5,763
[3]	Dayton Power & Light Co.	4.550%	8/15/2030	2,375	2,362
[1]	Dominion Energy Inc.	3.600%	3/15/2027	1,375	1,368
	Dominion Energy Inc.	4.600%	5/15/2028	2,505	2,535
	Dominion Energy Inc.	4.250%	6/1/2028	570	572
[1]	Dominion Energy Inc.	3.375%	4/1/2030	8,712	8,403
	Dominion Energy Inc.	5.000%	6/15/2030	9,815	10,084
[1]	Dominion Energy Inc.	6.875%	2/1/2055	6,147	6,395
	DTE Electric Co.	4.850%	12/1/2026	165	167
	DTE Electric Co.	4.250%	5/14/2027	445	448
	DTE Energy Co.	4.950%	7/1/2027	4,493	4,552
	DTE Energy Co.	4.875%	6/1/2028	5,835	5,936
	DTE Energy Co.	5.100%	3/1/2029	11,588	11,878
[1]	DTE Energy Co.	3.400%	6/15/2029	3,546	3,448
	DTE Energy Co.	5.200%	4/1/2030	13,251	13,679
	Duke Energy Carolinas LLC	2.950%	12/1/2026	5,388	5,351
	Duke Energy Carolinas LLC	2.450%	8/15/2029	7,280	6,891
	Duke Energy Carolinas LLC	4.850%	3/15/2030	2,522	2,597
	Duke Energy Corp.	3.150%	8/15/2027	1,487	1,470
	Duke Energy Corp.	5.000%	12/8/2027	8,640	8,813
	Duke Energy Corp.	4.300%	3/15/2028	7,140	7,180

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	4.850%	1/5/2029	1,213	1,238
	Duke Energy Corp.	3.400%	6/15/2029	2,548	2,488
	Duke Energy Corp.	2.450%	6/1/2030	12,531	11,622
	Duke Energy Corp.	3.250%	1/15/2082	2,175	2,113
	Duke Energy Florida LLC	3.200%	1/15/2027	6,165	6,130
	Duke Energy Florida LLC	2.500%	12/1/2029	7,962	7,518
	Duke Energy Florida LLC	1.750%	6/15/2030	17,152	15,462
	Duke Energy Florida LLC	4.200%	12/1/2030	950	951
	Duke Energy Ohio Inc.	2.125%	6/1/2030	3,775	3,459
	Duke Energy Progress LLC	4.350%	3/6/2027	1,747	1,760
	Duke Energy Progress LLC	3.700%	9/1/2028	194	193
	Duke Energy Progress LLC	3.450%	3/15/2029	6,780	6,678
	Edison International	5.250%	11/15/2028	10,765	10,909
	Edison International	5.450%	6/15/2029	5,320	5,410
	Edison International	6.950%	11/15/2029	6,997	7,449
	Enel Chile SA	4.875%	6/12/2028	6,985	7,074
	Entergy Arkansas LLC	4.000%	6/1/2028	1,775	1,778
	Entergy Corp.	1.900%	6/15/2028	491	466
	Entergy Corp.	2.800%	6/15/2030	1,440	1,348
	Entergy Corp.	7.125%	12/1/2054	9,105	9,569
	Entergy Texas Inc.	4.000%	3/30/2029	2,575	2,573
	Essential Utilities Inc.	4.800%	8/15/2027	4,710	4,767
	Evergy Inc.	2.900%	9/15/2029	7,925	7,554
	Evergy Inc.	6.650%	6/1/2055	2,900	2,965
	Evergy Kansas Central Inc.	3.100%	4/1/2027	4,872	4,825
	Evergy Kansas Central Inc.	4.700%	3/13/2028	400	406
[1]	Evergy Metro Inc.	2.250%	6/1/2030	2,845	2,623
	Eversource Energy	5.000%	1/1/2027	1,812	1,828
	Eversource Energy	4.600%	7/1/2027	7,290	7,340
[1]	Eversource Energy	3.300%	1/15/2028	6,020	5,912
	Eversource Energy	5.450%	3/1/2028	15,389	15,777
	Eversource Energy	5.950%	2/1/2029	4,204	4,395
[1]	Eversource Energy	4.250%	4/1/2029	440	439
	Exelon Corp.	2.750%	3/15/2027	6,856	6,752
	Exelon Corp.	5.150%	3/15/2028	7,826	7,997
	Exelon Corp.	5.150%	3/15/2029	5,034	5,177
	Exelon Corp.	4.050%	4/15/2030	10,168	10,074
[1]	FirstEnergy Corp.	3.900%	7/15/2027	10,052	10,019
	Florida Power & Light Co.	5.050%	4/1/2028	8,503	8,720
	Florida Power & Light Co.	4.400%	5/15/2028	9,188	9,303
	Florida Power & Light Co.	5.150%	6/15/2029	2,510	2,608
	Florida Power & Light Co.	4.625%	5/15/2030	400	408
	Georgia Power Co.	3.250%	3/30/2027	4,418	4,390
	Georgia Power Co.	4.650%	5/16/2028	14,105	14,330
	Georgia Power Co.	4.000%	10/1/2028	4,189	4,204
[1]	Georgia Power Co.	2.650%	9/15/2029	4,195	3,993
	Georgia Power Co.	4.550%	3/15/2030	10,693	10,869
	Interstate Power & Light Co.	4.100%	9/26/2028	4,160	4,158
	Interstate Power & Light Co.	3.600%	4/1/2029	150	147
	Interstate Power & Light Co.	2.300%	6/1/2030	1,488	1,366
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	3,236	3,233
	MidAmerican Energy Co.	3.650%	4/15/2029	8,871	8,768
	Mississippi Power Co.	3.950%	3/30/2028	2,250	2,249
	National Fuel Gas Co.	4.750%	9/1/2028	2,825	2,856
	National Fuel Gas Co.	5.500%	3/15/2030	3,324	3,426
	National Grid plc	5.602%	6/12/2028	5,372	5,546
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/2027	4,955	4,902
[1]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/2027	3,707	3,762
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	3,325	3,339
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	3,750	3,764
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	4,934	4,885
	National Rural Utilities Cooperative Finance Corp.	4.750%	2/7/2028	100	102
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	4,515	4,598
[1]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	4,680	4,705
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	7,780	7,981
[1]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	5,505	5,633
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	3,275	3,235
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	3,784	3,914
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	3,625	3,730
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	2,613	2,618

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/2053	2,195	2,299
[1]	Nevada Power Co.	3.700%	5/1/2029	4,904	4,830
[1]	Nevada Power Co.	2.400%	5/1/2030	30	28
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	12,298	12,039
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	8,715	8,666
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	13,208	13,359
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	4,787	4,844
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	5,600	5,704
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	9,886	10,073
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	9,068	8,894
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	5,737	5,466
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	82	85
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	7,053	7,280
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	12,063	11,095
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	2,222	2,308
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	6,758	6,977
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	2,709	2,664
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	235	237
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/2082	7,445	7,300
	NiSource Inc.	3.490%	5/15/2027	10,426	10,361
	NiSource Inc.	5.250%	3/30/2028	12,190	12,502
	NiSource Inc.	5.200%	7/1/2029	2,119	2,184
	NiSource Inc.	2.950%	9/1/2029	2,020	1,938
	NiSource Inc.	3.600%	5/1/2030	9,432	9,168
	NiSource Inc.	6.950%	11/30/2054	2,797	2,913
	NSTAR Electric Co.	3.200%	5/15/2027	3,957	3,921
	NSTAR Electric Co.	3.250%	5/15/2029	1,825	1,773
	NSTAR Electric Co.	4.850%	3/1/2030	3,598	3,676
	NSTAR Electric Co.	3.950%	4/1/2030	75	74
	OGE Energy Corp.	5.450%	5/15/2029	3,329	3,448
[1]	Ohio Power Co.	2.600%	4/1/2030	1,241	1,158
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	155	149
[3]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	3,289	3,315
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	8,595	8,664
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	4,308	4,378
	ONE Gas Inc.	5.100%	4/1/2029	5,696	5,865
	Pacific Gas & Electric Co.	3.300%	3/15/2027	6,224	6,155
	Pacific Gas & Electric Co.	5.450%	6/15/2027	138	140
	Pacific Gas & Electric Co.	2.100%	8/1/2027	6,367	6,173
	Pacific Gas & Electric Co.	3.300%	12/1/2027	18,864	18,556
	Pacific Gas & Electric Co.	5.000%	6/4/2028	1,052	1,070
	Pacific Gas & Electric Co.	3.000%	6/15/2028	2,130	2,066
	Pacific Gas & Electric Co.	3.750%	7/1/2028	4,786	4,723
	Pacific Gas & Electric Co.	6.100%	1/15/2029	12,956	13,559
	Pacific Gas & Electric Co.	5.550%	5/15/2029	1,705	1,760
	Pacific Gas & Electric Co.	4.550%	7/1/2030	4,728	4,709
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	4,742	4,636
	Pinnacle West Capital Corp.	4.900%	5/15/2028	1,451	1,478
	Pinnacle West Capital Corp.	5.150%	5/15/2030	2,465	2,540
[1]	Public Service Electric & Gas Co.	3.000%	5/15/2027	1,244	1,231
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2028	4,415	4,382
[1]	Public Service Electric & Gas Co.	3.200%	5/15/2029	1,290	1,257
[1]	Public Service Electric & Gas Co.	2.450%	1/15/2030	2,510	2,359
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	3,883	4,004
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	4,360	4,554
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	7,186	7,389
	Puget Energy Inc.	2.379%	6/15/2028	3,390	3,244
	San Diego Gas & Electric Co.	4.950%	8/15/2028	2,794	2,865
[1]	San Diego Gas & Electric Co.	1.700%	10/1/2030	113	100
	Sempra	3.250%	6/15/2027	5,172	5,114
	Sempra	3.400%	2/1/2028	3,925	3,867
	Sempra	3.700%	4/1/2029	3,456	3,401
	Sempra	4.125%	4/1/2052	5,130	5,037
	Sempra	6.875%	10/1/2054	6,277	6,450
	Sempra	6.625%	4/1/2055	2,025	2,046
	Southern California Edison Co.	5.850%	11/1/2027	6,879	7,073
[1]	Southern California Edison Co.	3.650%	3/1/2028	310	306
	Southern California Edison Co.	5.300%	3/1/2028	11,567	11,813
	Southern California Edison Co.	5.650%	10/1/2028	5,765	5,968
[1]	Southern California Edison Co.	4.200%	3/1/2029	6,305	6,260

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	5.150%	6/1/2029	1,772	1,812
	Southern California Edison Co.	2.850%	8/1/2029	265	251
	Southern California Edison Co.	5.250%	3/15/2030	5,587	5,732
	Southern California Gas Co.	2.950%	4/15/2027	1,909	1,888
[1]	Southern California Gas Co.	2.550%	2/1/2030	25	24
	Southern Co.	5.113%	8/1/2027	4,650	4,724
	Southern Co.	4.850%	6/15/2028	5,224	5,318
	Southern Co.	5.500%	3/15/2029	7,121	7,395
[1]	Southern Co.	3.700%	4/30/2030	6,632	6,474
[1]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	2,637	2,638
[1]	Southern Power Co.	4.250%	10/1/2030	1,662	1,659
	Southwest Gas Corp.	5.800%	12/1/2027	2,121	2,185
	Southwest Gas Corp.	5.450%	3/23/2028	2,421	2,482
[1]	Southwestern Electric Power Co.	4.100%	9/15/2028	4,247	4,246
	Tampa Electric Co.	4.900%	3/1/2029	3,375	3,447
	Tucson Electric Power Co.	1.500%	8/1/2030	25	22
	Union Electric Co.	2.950%	6/15/2027	3,782	3,743
	Union Electric Co.	3.500%	3/15/2029	5,280	5,187
	United Utilities plc	6.875%	8/15/2028	3,930	4,184
[1]	Virginia Electric & Power Co.	3.500%	3/15/2027	9,859	9,814
[1]	Virginia Electric & Power Co.	3.750%	5/15/2027	255	255
[1]	Virginia Electric & Power Co.	2.875%	7/15/2029	4,001	3,838
	WEC Energy Group Inc.	5.150%	10/1/2027	4,794	4,889
	WEC Energy Group Inc.	4.750%	1/15/2028	12,799	12,991
	WEC Energy Group Inc.	2.200%	12/15/2028	2,510	2,386
	Wisconsin Electric Power Co.	3.950%	3/1/2029	1,200	1,200
	Wisconsin Electric Power Co.	5.000%	5/15/2029	2,715	2,799
	Wisconsin Electric Power Co.	4.150%	10/15/2030	3,015	3,012
	Wisconsin Power & Light Co.	3.050%	10/15/2027	30	30
	Wisconsin Power & Light Co.	3.000%	7/1/2029	2,919	2,807
	Wisconsin Public Service Corp.	4.550%	12/1/2029	1,920	1,956
	Xcel Energy Inc.	3.350%	12/1/2026	2,895	2,878
	Xcel Energy Inc.	1.750%	3/15/2027	5,941	5,784
	Xcel Energy Inc.	4.750%	3/21/2028	1,608	1,628
	Xcel Energy Inc.	4.000%	6/15/2028	1,381	1,381
	Xcel Energy Inc.	2.600%	12/1/2029	11,883	11,153
	Xcel Energy Inc.	3.400%	6/1/2030	3,740	3,595
					1,147,319
Total Corporate Bonds (Cost $16,738,165)					17,000,780
Sovereign Bonds (4.7%)
	African Development Bank	4.625%	1/4/2027	13,693	13,823
	African Development Bank	4.125%	2/25/2027	12,270	12,338
[1]	African Development Bank	4.375%	11/3/2027	18,980	19,255
	African Development Bank	4.375%	3/14/2028	20,570	20,911
	African Development Bank	3.875%	6/12/2028	10,834	10,904
	African Development Bank	3.500%	9/18/2029	6,000	5,966
[1]	Asian Development Bank	2.625%	1/12/2027	13,876	13,735
[1]	Asian Development Bank	4.125%	1/12/2027	19,595	19,691
[1]	Asian Development Bank	1.500%	1/20/2027	25,529	24,972
[1]	Asian Development Bank	2.375%	8/10/2027	455	447
[1]	Asian Development Bank	3.125%	8/20/2027	31,852	31,636
[1]	Asian Development Bank	2.500%	11/2/2027	10,445	10,252
[1]	Asian Development Bank	4.375%	1/14/2028	30,770	31,262
[1]	Asian Development Bank	2.750%	1/19/2028	13,868	13,649
[1]	Asian Development Bank	3.750%	4/25/2028	30,190	30,308
[1]	Asian Development Bank	1.250%	6/9/2028	10,633	10,060
[1]	Asian Development Bank	4.500%	8/25/2028	38,415	39,308
[1]	Asian Development Bank	4.375%	3/6/2029	20,805	21,274
[1]	Asian Development Bank	1.875%	3/15/2029	295	280
[1]	Asian Development Bank	3.625%	8/28/2029	21,826	21,824
[1]	Asian Development Bank	1.875%	1/24/2030	1,213	1,129
[1]	Asian Development Bank	4.125%	5/30/2030	38,307	38,896
[1]	Asian Development Bank	3.750%	8/28/2030	11,964	11,964
[1]	Asian Development Bank	0.750%	10/8/2030	159	138
	Asian Infrastructure Investment Bank	3.750%	9/14/2027	8,980	9,007
	Asian Infrastructure Investment Bank	4.000%	1/18/2028	22,216	22,394
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	6,606	6,611
	Asian Infrastructure Investment Bank	4.125%	1/18/2029	9,985	10,130

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Asian Infrastructure Investment Bank	4.500%	1/16/2030	13,487	13,872
[1]	Bangko Sentral ng Pilipinas International Bond	8.600%	6/15/2027	300	319
	Canadian Government Bond	3.750%	4/26/2028	18,008	18,084
	Canadian Government Bond	4.625%	4/30/2029	18,165	18,736
	Canadian Government Bond	4.000%	3/18/2030	23,546	23,797
	Corp. Andina de Fomento	2.250%	2/8/2027	5,785	5,683
	Corp. Andina de Fomento	6.000%	4/26/2027	10,595	10,881
	Corp. Andina de Fomento	4.125%	1/7/2028	7,125	7,157
	Corp. Andina de Fomento	5.000%	1/24/2029	11,005	11,338
	Corp. Andina de Fomento	5.000%	1/22/2030	15,137	15,656
	Council of Europe Development Bank	4.625%	6/11/2027	5,546	5,625
	Council of Europe Development Bank	3.625%	1/26/2028	12,070	12,074
[1]	Council of Europe Development Bank	3.625%	5/8/2028	6,675	6,680
	Council of Europe Development Bank	4.125%	1/24/2029	4,445	4,509
	Council of Europe Development Bank	4.500%	1/15/2030	11,146	11,460
	Equinor ASA	3.000%	4/6/2027	13,725	13,629
	Equinor ASA	7.250%	9/23/2027	8,564	9,060
	Equinor ASA	4.250%	6/2/2028	9,759	9,844
	Equinor ASA	3.625%	9/10/2028	20,796	20,741
	Equinor ASA	3.125%	4/6/2030	251	242
	Equinor ASA	2.375%	5/22/2030	208	194
	Equinor ASA	4.500%	9/3/2030	3,143	3,189
[1]	European Bank for Reconstruction & Development	4.375%	3/9/2028	17,850	18,141
	European Bank for Reconstruction & Development	4.125%	1/25/2029	17,710	17,964
[1]	European Investment Bank	1.375%	3/15/2027	26,382	25,703
	European Investment Bank	4.375%	3/19/2027	31,416	31,709
	European Investment Bank	2.375%	5/24/2027	2,704	2,660
	European Investment Bank	0.625%	10/21/2027	460	437
	European Investment Bank	3.250%	11/15/2027	24,179	24,060
	European Investment Bank	3.875%	3/15/2028	39,580	39,842
	European Investment Bank	3.875%	6/15/2028	22,416	22,586
	European Investment Bank	4.500%	10/16/2028	21,605	22,130
	European Investment Bank	4.000%	2/15/2029	24,422	24,706
	European Investment Bank	1.750%	3/15/2029	16,200	15,296
	European Investment Bank	4.750%	6/15/2029	42,160	43,685
	European Investment Bank	1.625%	10/9/2029	4,105	3,816
	European Investment Bank	3.750%	11/15/2029	28,790	28,879
	European Investment Bank	4.500%	3/14/2030	37,382	38,504
	European Investment Bank	3.625%	7/15/2030	20,000	19,894
	European Investment Bank	3.875%	10/15/2030	19,113	19,198
[4]	Export Development Canada	3.000%	5/25/2027	17,625	17,481
[4]	Export Development Canada	3.750%	9/7/2027	14,340	14,382
[4]	Export Development Canada	3.875%	2/14/2028	19,654	19,765
[4]	Export Development Canada	4.125%	2/13/2029	20,597	20,899
[4]	Export Development Canada	4.000%	6/20/2030	11,730	11,847
	Export-Import Bank of Korea	4.625%	1/11/2027	4,245	4,281
	Export-Import Bank of Korea	1.625%	1/18/2027	6,640	6,495
	Export-Import Bank of Korea	2.375%	4/21/2027	5,190	5,098
	Export-Import Bank of Korea	4.250%	9/15/2027	6,870	6,923
	Export-Import Bank of Korea	4.125%	10/17/2027	2,800	2,817
	Export-Import Bank of Korea	5.000%	1/11/2028	6,597	6,750
	Export-Import Bank of Korea	4.625%	1/14/2028	10,000	10,167
	Export-Import Bank of Korea	5.125%	9/18/2028	6,120	6,330
	Export-Import Bank of Korea	4.500%	1/11/2029	2,690	2,733
	Export-Import Bank of Korea	4.000%	9/11/2029	3,000	3,004
	Export-Import Bank of Korea	4.875%	1/14/2030	9,600	9,914
	Export-Import Bank of Korea	3.750%	9/22/2030	7,220	7,150
	Inter-American Development Bank	4.375%	2/1/2027	13,090	13,191
	Inter-American Development Bank	2.375%	7/7/2027	29,561	29,046
	Inter-American Development Bank	0.625%	9/16/2027	2,855	2,718
	Inter-American Development Bank	4.000%	1/12/2028	33,797	34,078
	Inter-American Development Bank	1.125%	7/20/2028	4,390	4,129
	Inter-American Development Bank	4.125%	2/15/2029	37,711	38,277
	Inter-American Development Bank	3.500%	9/14/2029	20,985	20,876
	Inter-American Development Bank	4.500%	2/15/2030	34,875	35,902
	Inter-American Development Bank	3.750%	6/14/2030	24,582	24,583
	Inter-American Investment Corp.	3.625%	2/17/2027	1,805	1,803
	Inter-American Investment Corp.	4.125%	2/15/2028	10,665	10,764
	Inter-American Investment Corp.	4.750%	9/19/2028	4,255	4,371
	Inter-American Investment Corp.	3.625%	11/20/2028	6,263	6,257

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Investment Corp.	4.250%	2/14/2029	5,995	6,088
	Inter-American Investment Corp.	4.250%	4/1/2030	6,142	6,243
	International Bank for Reconstruction & Development	3.125%	6/15/2027	23,850	23,706
[1]	International Bank for Reconstruction & Development	2.500%	11/22/2027	3,563	3,496
	International Bank for Reconstruction & Development	0.750%	11/24/2027	44,243	41,999
[1]	International Bank for Reconstruction & Development	1.375%	4/20/2028	29,695	28,264
	International Bank for Reconstruction & Development	3.625%	5/5/2028	17,148	17,173
	International Bank for Reconstruction & Development	3.500%	7/12/2028	35,712	35,641
	International Bank for Reconstruction & Development	4.625%	8/1/2028	31,320	32,116
	International Bank for Reconstruction & Development	1.125%	9/13/2028	31,599	29,618
	International Bank for Reconstruction & Development	3.625%	9/21/2029	11,105	11,095
	International Bank for Reconstruction & Development	3.875%	10/16/2029	49,078	49,451
[1]	International Bank for Reconstruction & Development	1.750%	10/23/2029	15,831	14,763
	International Bank for Reconstruction & Development	3.875%	2/14/2030	24,361	24,506
	International Bank for Reconstruction & Development	4.125%	3/20/2030	30,020	30,477
	International Bank for Reconstruction & Development	4.000%	7/25/2030	19,773	19,966
	International Bank for Reconstruction & Development	3.500%	10/28/2030	43,684	43,172
[1]	International Finance Corp.	4.375%	1/15/2027	8,551	8,613
[1]	International Finance Corp.	4.500%	1/21/2028	17,977	18,307
[1]	International Finance Corp.	4.500%	7/13/2028	9,473	9,681
[1]	International Finance Corp.	4.250%	7/2/2029	11,450	11,681
[1]	International Finance Corp.	3.875%	7/2/2030	10,295	10,347
	International Finance Corp.	0.750%	8/27/2030	5,825	5,080
[5]	Japan Bank for International Cooperation	2.875%	6/1/2027	15,438	15,255
[5]	Japan Bank for International Cooperation	2.875%	7/21/2027	10,015	9,887
[5]	Japan Bank for International Cooperation	4.625%	7/22/2027	10,894	11,039
[5]	Japan Bank for International Cooperation	4.375%	10/5/2027	6,920	6,998
[5]	Japan Bank for International Cooperation	2.750%	11/16/2027	14,670	14,419
[5]	Japan Bank for International Cooperation	3.875%	7/3/2028	3,830	3,842
[5]	Japan Bank for International Cooperation	4.625%	7/19/2028	5,770	5,893
[5]	Japan Bank for International Cooperation	4.875%	10/18/2028	7,975	8,210
[5]	Japan Bank for International Cooperation	2.000%	10/17/2029	9,380	8,775
[5]	Japan International Cooperation Agency	2.750%	4/27/2027	3,914	3,862
[5]	Japan International Cooperation Agency	3.250%	5/25/2027	10,465	10,390
[5]	Japan International Cooperation Agency	4.000%	5/23/2028	6,075	6,103
[5]	Japan International Cooperation Agency	4.750%	5/21/2029	2,372	2,440
[5]	Japan International Cooperation Agency	4.250%	5/22/2030	2,444	2,473
[5]	Japan International Cooperation Agency	1.000%	7/22/2030	265	232
[6]	KFW	4.375%	3/1/2027	23,616	23,827
[6]	KFW	3.000%	5/20/2027	38,807	38,515
[6]	KFW	4.000%	6/28/2027	17,414	17,530
[6]	KFW	3.500%	8/27/2027	15,135	15,124
[6]	KFW	3.750%	2/15/2028	27,025	27,128
[1,6]	KFW	3.875%	5/15/2028	16,511	16,632
[6]	KFW	3.875%	6/15/2028	40,685	40,982
[6]	KFW	3.500%	8/9/2028	12,278	12,262
[6]	KFW	4.000%	3/15/2029	26,549	26,868
[6]	KFW	1.750%	9/14/2029	6,870	6,425
[6]	KFW	4.625%	3/18/2030	17,048	17,649
[6]	KFW	3.750%	7/15/2030	34,323	34,349
	Korea Development Bank	4.625%	2/15/2027	2,964	2,990
	Korea Development Bank	2.250%	2/24/2027	465	457
	Korea Development Bank	1.375%	4/25/2027	6,695	6,490
	Korea Development Bank	4.125%	10/16/2027	3,000	3,017
	Korea Development Bank	4.625%	2/3/2028	5,500	5,592
	Korea Development Bank	4.375%	2/15/2028	13,525	13,686
	Korea Development Bank	5.375%	10/23/2028	3,175	3,309
	Korea Development Bank	4.500%	2/15/2029	4,200	4,269
	Korea Development Bank	4.875%	2/3/2030	7,070	7,310
	Korea Development Bank	3.750%	9/16/2030	3,590	3,556
[1,6]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	225	221
[1,6]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	8,716	8,774
[6]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	8,973	9,246
[6]	Landwirtschaftliche Rentenbank	4.125%	5/28/2030	6,905	7,008
[6]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	25,089	24,932
	Nordic Investment Bank	3.375%	9/8/2027	385	384
	Nordic Investment Bank	4.375%	3/14/2028	17,990	18,284
	Nordic Investment Bank	4.250%	2/28/2029	8,365	8,518
	Nordic Investment Bank	3.750%	5/9/2030	9,428	9,430
[7]	Oesterreichische Kontrollbank AG	4.750%	5/21/2027	13,583	13,791

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	11,900	11,906
[7]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	11,680	11,834
[7]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	2,419	2,440
[1,7]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	5,810	5,890
[7]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	805	807
[7]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	9,536	9,799
[1]	Oriental Republic of Uruguay	4.375%	10/27/2027	3,257	3,273
	Province of Alberta	3.300%	3/15/2028	35	35
	Province of Alberta	4.500%	6/26/2029	14,745	15,105
	Province of Alberta	1.300%	7/22/2030	12,000	10,722
	Province of British Columbia	4.700%	1/24/2028	19,002	19,393
	Province of British Columbia	4.800%	11/15/2028	16,580	17,072
	Province of British Columbia	4.900%	4/24/2029	19,785	20,497
	Province of British Columbia	3.900%	8/27/2030	7,575	7,576
[1]	Province of Manitoba	1.500%	10/25/2028	6,345	5,972
	Province of Ontario	3.100%	5/19/2027	20,280	20,125
	Province of Ontario	1.050%	5/21/2027	10,478	10,109
	Province of Ontario	4.200%	1/18/2029	15,376	15,592
	Province of Ontario	3.700%	9/17/2029	19,405	19,365
	Province of Ontario	2.000%	10/2/2029	11,140	10,462
	Province of Ontario	4.700%	1/15/2030	20,222	20,870
	Province of Ontario	3.900%	9/4/2030	10,377	10,382
	Province of Quebec	2.750%	4/12/2027	7,400	7,314
	Province of Quebec	3.625%	4/13/2028	23,021	22,989
	Province of Quebec	4.500%	4/3/2029	25,853	26,459
[1]	Province of Quebec	7.500%	9/15/2029	7,985	9,001
	Province of Saskatchewan	3.250%	6/8/2027	7,950	7,901
	Province of Saskatchewan	4.650%	1/28/2030	3,340	3,439
[1]	Republic of Chile	2.750%	1/31/2027	11,476	11,293
[1]	Republic of Chile	3.240%	2/6/2028	10,982	10,794
[1]	Republic of Chile	4.850%	1/22/2029	6,205	6,331
[1]	Republic of Indonesia	4.150%	9/20/2027	7,010	7,022
	Republic of Indonesia	3.500%	1/11/2028	10,072	9,962
[1]	Republic of Indonesia	4.550%	1/11/2028	7,170	7,224
	Republic of Indonesia	4.100%	4/24/2028	4,280	4,291
	Republic of Indonesia	4.750%	2/11/2029	6,650	6,745
[1]	Republic of Indonesia	4.400%	3/10/2029	3,300	3,316
	Republic of Indonesia	3.400%	9/18/2029	2,930	2,845
[1]	Republic of Indonesia	5.250%	1/15/2030	4,900	5,075
	Republic of Indonesia	2.850%	2/14/2030	8,000	7,549
	Republic of Indonesia	3.850%	10/15/2030	18,000	17,637
	Republic of Korea	2.750%	1/19/2027	3,500	3,468
	Republic of Korea	2.500%	6/19/2029	5,693	5,454
	Republic of Korea	4.500%	7/3/2029	9,745	9,965
	Republic of Korea	3.625%	10/29/2030	4,040	4,008
	Republic of Panama	8.875%	9/30/2027	5,947	6,370
[1]	Republic of Panama	3.875%	3/17/2028	8,739	8,582
	Republic of Panama	9.375%	4/1/2029	5,173	5,886
[1]	Republic of Panama	3.160%	1/23/2030	4,530	4,242
	Republic of Peru	2.844%	6/20/2030	4,640	4,362
[1]	Republic of Poland	5.500%	11/16/2027	8,427	8,673
[1]	Republic of Poland	4.625%	3/18/2029	9,450	9,629
[1]	Republic of Poland	4.875%	2/12/2030	19,375	19,963
	Republic of the Philippines	3.229%	3/29/2027	4,360	4,312
	Republic of the Philippines	5.170%	10/13/2027	7,700	7,845
	Republic of the Philippines	3.000%	2/1/2028	8,115	7,934
	Republic of the Philippines	4.625%	7/17/2028	1,725	1,744
	Republic of the Philippines	3.750%	1/14/2029	13,275	13,107
	Republic of the Philippines	9.500%	2/2/2030	12,223	14,668
	Republic of the Philippines	2.457%	5/5/2030	6,000	5,586
[1]	State of Israel	3.250%	1/17/2028	5,740	5,628
[1]	State of Israel	5.375%	3/12/2029	13,200	13,570
[1]	State of Israel	2.500%	1/15/2030	5,600	5,187
[1]	State of Israel	5.375%	2/19/2030	13,300	13,725
[1]	State of Israel	2.750%	7/3/2030	11,500	10,683
[1]	Svensk Exportkredit AB	2.250%	3/22/2027	8,515	8,366
[1]	Svensk Exportkredit AB	3.875%	8/4/2027	16,911	16,973
[1]	Svensk Exportkredit AB	3.750%	9/13/2027	10,001	10,022
	Svensk Exportkredit AB	3.750%	5/8/2028	5,925	5,939
	Svensk Exportkredit AB	4.125%	6/14/2028	6,185	6,251

Short-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Svensk Exportkredit AB	4.250%	2/1/2029	1,690	1,717
	Svensk Exportkredit AB	3.750%	7/29/2030	3,909	3,897
	United Mexican States	4.150%	3/28/2027	19,839	19,807
	United Mexican States	3.750%	1/11/2028	2,538	2,511
[1]	United Mexican States	5.400%	2/9/2028	11,275	11,518
	United Mexican States	4.500%	4/22/2029	16,751	16,805
[1]	United Mexican States	5.000%	5/7/2029	5,180	5,258
[1]	United Mexican States	3.250%	4/16/2030	10,360	9,776
[1]	United Mexican States	6.000%	5/13/2030	9,152	9,590
Total Sovereign Bonds (Cost $3,193,888)					3,225,465
Taxable Municipal Bonds (0.1%)
	California Earthquake Authority Revenue	5.603%	7/1/2027	4,700	4,759
	California GO	5.125%	9/1/2029	3,500	3,661
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	7,680	7,450
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/2029	1,315	1,321
[8]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/2029	10,475	10,940
	Oregon GO	5.892%	6/1/2027	3,311	3,365
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/2027	2,500	2,539
	State Public School Building Authority PA Revenue	5.000%	9/15/2027	2,027	2,066
	University of California Revenue	1.316%	5/15/2027	4,890	4,733
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/2027	2,200	2,189
Total Taxable Municipal Bonds (Cost $42,609)					43,023
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[9]	Vanguard Market Liquidity Fund (Cost $458,614)	3.780%		4,586,208	458,621
Total Investments (99.8%) (Cost $67,337,974)					68,030,059
Other Assets and Liabilities—Net (0.2%)					128,497
Net Assets (100%)					68,158,556
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $114,541, representing 0.2% of net assets.
4	Guaranteed by the Government of Canada.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Guaranteed by the Republic of Austria.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $66,879,360)	67,571,438
Affiliated Issuers (Cost $458,614)	458,621
Total Investments in Securities	68,030,059
Investment in Vanguard	1,616
Cash	123
Receivables for Investment Securities Sold	1,254,725
Receivables for Accrued Income	568,395
Receivables for Capital Shares Issued	16,859
Other Assets	242
Total Assets	69,872,019
Liabilities
Payables for Investment Securities Purchased	1,560,227
Payables for Capital Shares Redeemed	141,874
Payables for Distributions	10,281
Payables to Vanguard	1,081
Total Liabilities	1,713,463
Net Assets	68,158,556
At December 31, 2025, net assets consisted of:

Paid-in Capital	70,081,919
Total Distributable Earnings (Loss)	(1,923,363)
Net Assets	68,158,556

Investor Shares—Net Assets
Applicable to 3,821,189 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	39,494
Net Asset Value Per Share—Investor Shares	$10.34

ETF Shares—Net Assets
Applicable to 538,779,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,438,883
Net Asset Value Per Share—ETF Shares	$78.77

Admiral™ Shares—Net Assets
Applicable to 1,161,886,663 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,008,993
Net Asset Value Per Share—Admiral Shares	$10.34

Institutional Shares—Net Assets
Applicable to 616,704,906 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,374,551
Net Asset Value Per Share—Institutional Shares	$10.34

Institutional Plus Shares—Net Assets
Applicable to 705,932,039 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,296,635
Net Asset Value Per Share—Institutional Plus Shares	$10.34
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Interest[1]	2,480,627
Total Income	2,480,627
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,995
Management and Administrative—Investor Shares	51
Management and Administrative—ETF Shares	7,870
Management and Administrative—Admiral Shares	6,174
Management and Administrative—Institutional Shares	2,081
Management and Administrative—Institutional Plus Shares	1,794
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	1,298
Marketing and Distribution—Admiral Shares	631
Marketing and Distribution—Institutional Shares	211
Marketing and Distribution—Institutional Plus Shares	216
Custodian Fees	79
Auditing Fees	44
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	1,072
Shareholders’ Reports and Proxy Fees—Admiral Shares	126
Shareholders’ Reports and Proxy Fees—Institutional Shares	30
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	21
Trustees’ Fees and Expenses	37
Other Expenses	32
Total Expenses	23,766
Net Investment Income	2,456,861
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(199,666)
Futures Contracts	146
Realized Net Gain (Loss)	(199,520)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,417,014
Net Increase (Decrease) in Net Assets Resulting from Operations	3,674,355
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $10,706, ($64), and ($6), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $35,278 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,456,861	1,963,254
Realized Net Gain (Loss)	(199,520)	(558,145)
Change in Unrealized Appreciation (Depreciation)	1,417,014	746,379
Net Increase (Decrease) in Net Assets Resulting from Operations	3,674,355	2,151,488
Distributions
Investor Shares	(1,405)	(1,454)
ETF Shares	(1,462,096)	(1,107,790)
Admiral Shares	(465,340)	(423,630)
Institutional Shares	(240,926)	(187,737)
Institutional Plus Shares	(288,209)	(243,863)
Total Distributions	(2,457,976)	(1,964,474)
Capital Share Transactions
Investor Shares	362	(15,111)
ETF Shares	8,275,695	1,523,865
Admiral Shares	(385,537)	(1,129,370)
Institutional Shares	531,311	325,042
Institutional Plus Shares	147,863	144,142
Net Increase (Decrease) from Capital Share Transactions	8,569,694	848,568
Total Increase (Decrease)	9,786,073	1,035,582
Net Assets
Beginning of Period	58,372,483	57,336,901
End of Period	68,158,556	58,372,483
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.13	$10.10	$9.87	$10.60	$10.87
Investment Operations
Net Investment Income[1]	.387	.330	.236	.133	.116
Net Realized and Unrealized Gain (Loss) on Investments	.210	.032	.230	(.726)	(.241)
Total from Investment Operations	.597	.362	.466	(.593)	(.125)
Distributions
Dividends from Net Investment Income	(.387)	(.332)	(.236)	(.134)	(.116)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.029)
Total Distributions	(.387)	(.332)	(.236)	(.137)	(.145)
Net Asset Value, End of Period	$10.34	$10.13	$10.10	$9.87	$10.60
Total Return[2]	5.98%	3.64%	4.79%	-5.61%	-1.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39	$38	$53	$51	$74
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[3]	0.15%[3]	0.15%
Ratio of Net Investment Income to Average Net Assets	3.77%	3.26%	2.37%	1.31%	1.08%
Portfolio Turnover Rate[4]	55%	56%	64%	41%	37%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$77.19	$76.96	$75.21	$80.81	$82.81
Investment Operations
Net Investment Income[1]	3.045	2.618	1.863	1.106	.960
Net Realized and Unrealized Gain (Loss) on Investments	1.556	.226	1.780	(5.580)	(1.785)
Total from Investment Operations	4.601	2.844	3.643	(4.474)	(.825)
Distributions
Dividends from Net Investment Income	(3.021)	(2.614)	(1.893)	(1.105)	(.953)
Distributions from Realized Capital Gains	—	—	—	(.021)	(.222)
Total Distributions	(3.021)	(2.614)	(1.893)	(1.126)	(1.175)
Net Asset Value, End of Period	$78.77	$77.19	$76.96	$75.21	$80.81
Total Return	6.05%	3.75%	4.91%	-5.55%	-1.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,439	$33,454	$31,830	$37,679	$42,076
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	3.89%	3.39%	2.46%	1.44%	1.17%
Portfolio Turnover Rate[3]	55%	56%	64%	41%	37%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.13	$10.10	$9.87	$10.60	$10.87
Investment Operations
Net Investment Income[1]	.396	.340	.242	.141	.124
Net Realized and Unrealized Gain (Loss) on Investments	.210	.031	.231	(.726)	(.241)
Total from Investment Operations	.606	.371	.473	(.585)	(.117)
Distributions
Dividends from Net Investment Income	(.396)	(.341)	(.243)	(.142)	(.124)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.029)
Total Distributions	(.396)	(.341)	(.243)	(.145)	(.153)
Net Asset Value, End of Period	$10.34	$10.13	$10.10	$9.87	$10.60
Total Return[2]	6.08%	3.73%	4.87%	-5.54%	-1.08%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,009	$12,154	$13,248	$15,056	$18,410
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	3.86%	3.36%	2.44%	1.40%	1.16%
Portfolio Turnover Rate[4]	55%	56%	64%	41%	37%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.13	$10.10	$9.87	$10.60	$10.87
Investment Operations
Net Investment Income[1]	.398	.343	.245	.143	.126
Net Realized and Unrealized Gain (Loss) on Investments	.210	.029	.230	(.726)	(.240)
Total from Investment Operations	.608	.372	.475	(.583)	(.114)
Distributions
Dividends from Net Investment Income	(.398)	(.342)	(.245)	(.144)	(.127)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.029)
Total Distributions	(.398)	(.342)	(.245)	(.147)	(.156)
Net Asset Value, End of Period	$10.34	$10.13	$10.10	$9.87	$10.60
Total Return	6.10%	3.75%	4.88%	-5.52%	-1.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,375	$5,722	$5,379	$5,580	$6,790
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	3.88%	3.39%	2.47%	1.42%	1.17%
Portfolio Turnover Rate[3]	55%	56%	64%	41%	37%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.13	$10.10	$9.87	$10.60	$10.87
Investment Operations
Net Investment Income[1]	.399	.343	.247	.145	.127
Net Realized and Unrealized Gain (Loss) on Investments	.210	.030	.229	(.727)	(.240)
Total from Investment Operations	.609	.373	.476	(.582)	(.113)
Distributions
Dividends from Net Investment Income	(.399)	(.343)	(.246)	(.145)	(.128)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.029)
Total Distributions	(.399)	(.343)	(.246)	(.148)	(.157)
Net Asset Value, End of Period	$10.34	$10.13	$10.10	$9.87	$10.60
Total Return	6.11%	3.76%	4.90%	-5.51%	-1.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,297	$7,004	$6,827	$6,723	$7,774
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	3.89%	3.40%	2.48%	1.43%	1.18%
Portfolio Turnover Rate[3]	55%	56%	64%	41%	37%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2025.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Short-Term Bond Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,616,000, representing less than 0.01% of the fund’s net assets and 0.65% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	47,302,170	—	47,302,170
Corporate Bonds	—	17,000,780	—	17,000,780
Sovereign Bonds	—	3,225,465	—	3,225,465
Taxable Municipal Bonds	—	43,023	—	43,023
Temporary Cash Investments	458,621	—	—	458,621
Total	458,621	67,571,438	—	68,030,059
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	34,183
Total Distributable Earnings (Loss)	(34,183)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	642,000
Capital Loss Carryforwards	(2,565,363)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(1,923,363)

Short-Term Bond Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	2,457,976	1,964,474
Long-Term Capital Gains	—	—
Total	2,457,976	1,964,474
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	67,388,059
Gross Unrealized Appreciation	755,489
Gross Unrealized Depreciation	(113,489)
Net Unrealized Appreciation (Depreciation)	642,000
E.  During the year ended December 31, 2025, the fund purchased $6,130,784,000 of investment securities and sold $6,482,233,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $28,444,755,000 and $27,899,471,000, respectively. In addition, the fund purchased and sold investment securities of $11,852,912,000 and $3,944,402,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	16,737	1,629	9,813	975
Issued in Lieu of Cash Distributions	1,405	137	1,430	141
Redeemed	(17,780)	(1,737)	(26,354)	(2,615)
Net Increase (Decrease)—Investor Shares	362	29	(15,111)	(1,499)
ETF Shares
Issued	12,302,732	156,900	3,630,935	47,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,027,037)	(51,500)	(2,107,070)	(27,300)
Net Increase (Decrease)—ETF Shares	8,275,695	105,400	1,523,865	19,800
Admiral Shares
Issued	2,482,463	242,170	2,615,349	258,701
Issued in Lieu of Cash Distributions	400,449	38,955	358,033	35,417
Redeemed	(3,268,449)	(318,752)	(4,102,752)	(405,982)
Net Increase (Decrease)—Admiral Shares	(385,537)	(37,627)	(1,129,370)	(111,864)
Institutional Shares
Issued	1,849,736	180,151	1,420,283	140,627
Issued in Lieu of Cash Distributions	227,174	22,092	178,092	17,613
Redeemed	(1,545,599)	(150,216)	(1,273,333)	(125,995)
Net Increase (Decrease)—Institutional Shares	531,311	52,027	325,042	32,245
Institutional Plus Shares
Issued	1,636,312	159,226	1,335,212	132,502
Issued in Lieu of Cash Distributions	247,690	24,091	208,315	20,608
Redeemed	(1,736,139)	(168,657)	(1,399,385)	(137,604)
Net Increase (Decrease)—Institutional Plus Shares	147,863	14,660	144,142	15,506

Short-Term Bond Index Fund
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Intermediate-Term Bond Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (56.6%)
U.S. Government Securities (56.2%)
	United States Treasury Note/Bond	4.000%	1/31/2031	56,362	57,036
	United States Treasury Note/Bond	1.125%	2/15/2031	726,679	639,989
	United States Treasury Note/Bond	5.375%	2/15/2031	75,441	80,982
	United States Treasury Note/Bond	4.250%	2/28/2031	189,462	193,903
	United States Treasury Note/Bond	4.125%	3/31/2031	402,252	409,291
	United States Treasury Note/Bond	4.625%	4/30/2031	422,614	440,146
	United States Treasury Note/Bond	1.625%	5/15/2031	1,035,029	927,645
	United States Treasury Note/Bond	4.625%	5/31/2031	434,896	452,954
	United States Treasury Note/Bond	4.250%	6/30/2031	400,179	409,527
	United States Treasury Note/Bond	4.125%	7/31/2031	413,399	420,375
	United States Treasury Note/Bond	1.250%	8/15/2031	1,128,241	983,332
	United States Treasury Note/Bond	3.750%	8/31/2031	610,214	608,569
	United States Treasury Note/Bond	3.625%	9/30/2031	439,138	435,038
	United States Treasury Note/Bond	4.125%	10/31/2031	451,999	459,220
	United States Treasury Note/Bond	1.375%	11/15/2031	998,543	870,253
	United States Treasury Note/Bond	4.125%	11/30/2031	442,361	449,308
	United States Treasury Note/Bond	4.500%	12/31/2031	323,920	335,460
	United States Treasury Note/Bond	4.375%	1/31/2032	273,525	281,325
	United States Treasury Note/Bond	1.875%	2/15/2032	900,379	803,588
	United States Treasury Note/Bond	4.125%	2/29/2032	452,260	458,920
	United States Treasury Note/Bond	4.125%	3/31/2032	277,680	281,693
	United States Treasury Note/Bond	4.000%	4/30/2032	277,521	279,527
	United States Treasury Note/Bond	2.875%	5/15/2032	920,898	868,810
	United States Treasury Note/Bond	4.125%	5/31/2032	637,624	646,541
	United States Treasury Note/Bond	4.000%	6/30/2032	299,221	301,208
	United States Treasury Note/Bond	4.000%	7/31/2032	332,198	334,196
	United States Treasury Note/Bond	2.750%	8/15/2032	845,759	788,967
	United States Treasury Note/Bond	3.875%	8/31/2032	544,596	543,618
	United States Treasury Note/Bond	3.875%	9/30/2032	290,664	290,040
	United States Treasury Note/Bond	3.750%	10/31/2032	227,732	225,428
	United States Treasury Note/Bond	4.125%	11/15/2032	845,051	855,350
	United States Treasury Note/Bond	3.750%	11/30/2032	676,778	669,561
	United States Treasury Note/Bond	3.875%	12/31/2032	246,510	245,643
	United States Treasury Note/Bond	3.500%	2/15/2033	907,472	882,552
	United States Treasury Note/Bond	3.375%	5/15/2033	880,167	846,955
	United States Treasury Note/Bond	3.875%	8/15/2033	974,120	967,042
	United States Treasury Note/Bond	4.500%	11/15/2033	1,091,557	1,128,098
	United States Treasury Note/Bond	4.000%	2/15/2034	1,182,626	1,180,316
	United States Treasury Note/Bond	4.375%	5/15/2034	1,100,868	1,126,325
	United States Treasury Note/Bond	3.875%	8/15/2034	1,066,090	1,050,765
	United States Treasury Note/Bond	4.250%	11/15/2034	1,008,014	1,019,945
	United States Treasury Note/Bond	4.625%	2/15/2035	994,302	1,033,336
	United States Treasury Note/Bond	4.250%	5/15/2035	1,052,991	1,063,151
	United States Treasury Note/Bond	4.250%	8/15/2035	1,089,067	1,098,299
	United States Treasury Note/Bond	4.000%	11/15/2035	867,652	856,264
					28,300,491
Agency Bonds and Notes (0.4%)
	Federal Home Loan Banks	4.750%	3/10/2034	14,900	15,501
[1]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	20,644	23,501
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	36,012	40,757
[1]	Federal National Mortgage Assn.	0.875%	8/5/2030	63,690	56,077
[1]	Federal National Mortgage Assn.	6.625%	11/15/2030	38,604	43,478
[2]	Private Export Funding Corp.	4.600%	2/15/2034	3,500	3,563

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Valley Authority	1.500%	9/15/2031	4,185	3,669
	Tennessee Valley Authority	4.375%	8/1/2034	11,127	11,152
	Tennessee Valley Authority	4.875%	5/15/2035	15,663	16,225
					213,923
Total U.S. Government and Agency Obligations (Cost $28,645,576)					28,514,414
Corporate Bonds (37.4%)
Communications (2.6%)
	Alphabet Inc.	4.375%	11/15/2032	11,301	11,334
	Alphabet Inc.	4.500%	5/15/2035	10,377	10,317
	Alphabet Inc.	4.700%	11/15/2035	31,324	31,335
	America Movil SAB de CV	4.700%	7/21/2032	8,695	8,693
	America Movil SAB de CV	5.000%	1/20/2033	5,129	5,203
	America Movil SAB de CV	6.375%	3/1/2035	7,802	8,570
	AppLovin Corp.	5.375%	12/1/2031	15,902	16,470
	AppLovin Corp.	5.500%	12/1/2034	4,625	4,751
	AT&T Inc.	2.750%	6/1/2031	15,409	14,152
	AT&T Inc.	2.250%	2/1/2032	41,463	36,395
	AT&T Inc.	4.550%	11/1/2032	11,225	11,152
	AT&T Inc.	2.550%	12/1/2033	31,237	26,662
	AT&T Inc.	5.400%	2/15/2034	4,712	4,885
	AT&T Inc.	4.500%	5/15/2035	28,229	27,108
	AT&T Inc.	5.375%	8/15/2035	23,455	24,019
	AT&T Inc.	4.900%	11/1/2035	6,432	6,351
	Baidu Inc.	2.375%	8/23/2031	7,550	6,868
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	14,348	14,558
	British Telecommunications plc	9.625%	12/15/2030	21,045	25,686
	Charter Communications Operating LLC	2.800%	4/1/2031	18,528	16,671
	Charter Communications Operating LLC	2.300%	2/1/2032	21,447	18,453
	Charter Communications Operating LLC	4.400%	4/1/2033	10,283	9,699
	Charter Communications Operating LLC	6.650%	2/1/2034	8,098	8,537
	Charter Communications Operating LLC	6.550%	6/1/2034	12,423	13,071
	Charter Communications Operating LLC	6.384%	10/23/2035	12,174	12,554
	Charter Communications Operating LLC	5.850%	12/1/2035	5,124	5,117
	Comcast Corp.	4.250%	10/15/2030	2,076	2,076
	Comcast Corp.	1.950%	1/15/2031	10,971	9,785
	Comcast Corp.	1.500%	2/15/2031	4,892	4,253
	Comcast Corp.	4.950%	5/15/2032	5,000	5,121
	Comcast Corp.	4.250%	1/15/2033	13,365	13,058
	Comcast Corp.	4.650%	2/15/2033	18,221	18,277
	Comcast Corp.	4.800%	5/15/2033	15,812	15,949
	Comcast Corp.	5.300%	6/1/2034	11,342	11,686
	Comcast Corp.	4.200%	8/15/2034	9,740	9,306
	Comcast Corp.	5.300%	5/15/2035	7,472	7,649
	Comcast Corp.	5.650%	6/15/2035	6,700	7,027
	Comcast Corp.	6.500%	11/15/2035	25	28
	Electronic Arts Inc.	1.850%	2/15/2031	2,600	2,502
	Expedia Group Inc.	2.950%	3/15/2031	6,593	6,128
	Expedia Group Inc.	5.400%	2/15/2035	10,563	10,840
	FactSet Research Systems Inc.	3.450%	3/1/2032	6,528	6,069
	Fox Corp.	6.500%	10/13/2033	9,281	10,234
	Meta Platforms Inc.	4.550%	8/15/2031	13,772	14,013
	Meta Platforms Inc.	3.850%	8/15/2032	28,460	27,594
	Meta Platforms Inc.	4.600%	11/15/2032	37,136	37,433
	Meta Platforms Inc.	4.950%	5/15/2033	4,305	4,434
	Meta Platforms Inc.	4.750%	8/15/2034	26,117	26,319
	Meta Platforms Inc.	4.875%	11/15/2035	58,177	58,117
	Netflix Inc.	4.900%	8/15/2034	5,460	5,593
[3]	Omnicom Group Inc.	2.400%	3/1/2031	4,350	3,915
	Omnicom Group Inc.	2.600%	8/1/2031	7,502	6,807
	Omnicom Group Inc.	5.300%	11/1/2034	5,432	5,542
	Orange SA	9.000%	3/1/2031	19,850	23,890
	Paramount Global	7.875%	7/30/2030	1,224	1,323
	Paramount Global	4.950%	1/15/2031	10,910	10,470

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paramount Global	4.200%	5/19/2032	10,141	9,162
	Paramount Global	5.500%	5/15/2033	6,315	6,018
	Rogers Communications Inc.	3.800%	3/15/2032	17,037	16,058
	Rogers Communications Inc.	5.300%	2/15/2034	14,077	14,185
	Sprint Capital Corp.	8.750%	3/15/2032	24,065	29,112
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	4,136	4,010
	Take-Two Interactive Software Inc.	5.600%	6/12/2034	3,092	3,224
	TELUS Corp.	3.400%	5/13/2032	8,257	7,615
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	8,534	9,849
	T-Mobile USA Inc.	2.550%	2/15/2031	21,499	19,636
	T-Mobile USA Inc.	2.875%	2/15/2031	7,125	6,619
	T-Mobile USA Inc.	3.500%	4/15/2031	5,072	4,855
	T-Mobile USA Inc.	2.700%	3/15/2032	10,829	9,735
	T-Mobile USA Inc.	5.125%	5/15/2032	9,726	10,005
	T-Mobile USA Inc.	4.625%	1/15/2033	150	149
	T-Mobile USA Inc.	5.200%	1/15/2033	16,217	16,737
	T-Mobile USA Inc.	5.050%	7/15/2033	36,948	37,689
	T-Mobile USA Inc.	6.700%	12/15/2033	400	448
	T-Mobile USA Inc.	5.150%	4/15/2034	18,948	19,370
	T-Mobile USA Inc.	5.300%	5/15/2035	5,782	5,927
	T-Mobile USA Inc.	4.950%	11/15/2035	19,634	19,526
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	3,776	4,299
	Uber Technologies Inc.	4.150%	1/15/2031	7,841	7,804
	Uber Technologies Inc.	4.800%	9/15/2034	20,781	20,734
	Uber Technologies Inc.	4.800%	9/15/2035	6,189	6,141
	VeriSign Inc.	2.700%	6/15/2031	7,552	6,876
	VeriSign Inc.	5.250%	6/1/2032	5,048	5,188
	Verizon Communications Inc.	1.750%	1/20/2031	25,098	22,078
	Verizon Communications Inc.	2.550%	3/21/2031	34,579	31,575
	Verizon Communications Inc.	2.355%	3/15/2032	45,951	40,494
	Verizon Communications Inc.	4.750%	1/15/2033	9,389	9,380
	Verizon Communications Inc.	5.050%	5/9/2033	4,578	4,690
	Verizon Communications Inc.	4.500%	8/10/2033	23,092	22,713
	Verizon Communications Inc.	4.400%	11/1/2034	16,584	16,001
	Verizon Communications Inc.	4.780%	2/15/2035	17,437	17,166
	Verizon Communications Inc.	5.250%	4/2/2035	26,945	27,402
	Verizon Communications Inc.	5.000%	1/15/2036	12,448	12,338
	Walt Disney Co.	2.650%	1/13/2031	21,951	20,529
	Walt Disney Co.	6.550%	3/15/2033	3,238	3,657
	Walt Disney Co.	6.400%	12/15/2035	9,500	10,733
					1,283,776
Consumer Discretionary (2.3%)
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	15,269	13,844
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	7,095	6,997
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	7,350	7,647
	Amazon.com Inc.	2.100%	5/12/2031	24,078	21,744
	Amazon.com Inc.	3.600%	4/13/2032	21,277	20,630
	Amazon.com Inc.	4.700%	12/1/2032	16,189	16,635
	Amazon.com Inc.	4.350%	3/20/2033	29,022	28,929
	Amazon.com Inc.	4.800%	12/5/2034	5,304	5,448
	Amazon.com Inc.	4.650%	11/20/2035	26,912	26,784
[2]	American Honda Finance Corp.	5.050%	7/10/2031	7,561	7,760
[2]	American Honda Finance Corp.	4.850%	10/23/2031	4,888	4,977
	American Honda Finance Corp.	5.150%	7/9/2032	8,543	8,774
[2]	American Honda Finance Corp.	4.900%	1/10/2034	6,467	6,494
	American Honda Finance Corp.	5.200%	3/5/2035	6,743	6,833
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/2032	2,950	2,754
	Aptiv Swiss Holdings Ltd.	5.150%	9/13/2034	1,947	1,965
	AutoNation Inc.	2.400%	8/1/2031	4,288	3,788
	AutoNation Inc.	3.850%	3/1/2032	5,005	4,706
	AutoNation Inc.	5.890%	3/15/2035	4,276	4,429
	AutoZone Inc.	1.650%	1/15/2031	5,116	4,482
	AutoZone Inc.	4.750%	8/1/2032	3,605	3,636
	AutoZone Inc.	4.750%	2/1/2033	7,110	7,123

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AutoZone Inc.	5.200%	8/1/2033	4,705	4,823
	AutoZone Inc.	6.550%	11/1/2033	4,460	4,957
	AutoZone Inc.	5.400%	7/15/2034	3,510	3,630
	Best Buy Co. Inc.	1.950%	10/1/2030	2,539	2,283
	Block Financial LLC	5.375%	9/15/2032	5,758	5,795
	BorgWarner Inc.	5.400%	8/15/2034	6,919	7,136
	Brunswick Corp.	2.400%	8/18/2031	6,568	5,749
	Brunswick Corp.	4.400%	9/15/2032	4,584	4,370
	Choice Hotels International Inc.	3.700%	1/15/2031	9,883	9,408
	Choice Hotels International Inc.	5.850%	8/1/2034	7,747	7,900
	Cornell University	4.835%	6/15/2034	13,750	13,979
[2]	Cornell University	4.733%	6/15/2035	270	271
	Darden Restaurants Inc.	6.300%	10/10/2033	1,537	1,670
	Dick's Sporting Goods Inc.	3.150%	1/15/2032	3,038	2,793
	DR Horton Inc.	4.850%	10/15/2030	4,835	4,937
	DR Horton Inc.	5.000%	10/15/2034	3,582	3,622
	DR Horton Inc.	5.500%	10/15/2035	4,000	4,161
	eBay Inc.	2.600%	5/10/2031	7,185	6,561
	eBay Inc.	6.300%	11/22/2032	3,175	3,468
	eBay Inc.	5.125%	11/6/2035	9,200	9,205
	Ferguson Enterprises Inc.	4.350%	3/15/2031	2,500	2,491
	Ferguson Enterprises Inc.	5.000%	10/3/2034	6,400	6,454
	Ford Motor Co.	3.250%	2/12/2032	40,183	35,436
	Ford Motor Co.	6.100%	8/19/2032	6,970	7,181
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	8,585	8,813
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	5,222	4,782
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	12,746	13,050
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	9,808	10,251
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	16,264	17,470
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	15,023	15,251
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	2,364	2,448
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	10,200	10,073
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	1,984	1,902
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	7,277	7,694
	General Motors Co.	5.600%	10/15/2032	11,749	12,284
	General Motors Co.	5.000%	4/1/2035	4,730	4,641
	General Motors Co.	6.250%	4/15/2035	9,710	10,294
	General Motors Financial Co. Inc.	2.350%	1/8/2031	7,390	6,641
	General Motors Financial Co. Inc.	5.750%	2/8/2031	13,931	14,651
	General Motors Financial Co. Inc.	2.700%	6/10/2031	14,267	12,919
	General Motors Financial Co. Inc.	5.600%	6/18/2031	10,006	10,426
	General Motors Financial Co. Inc.	3.100%	1/12/2032	6,597	6,013
	General Motors Financial Co. Inc.	5.625%	4/4/2032	12,647	13,167
	General Motors Financial Co. Inc.	6.400%	1/9/2033	980	1,058
	General Motors Financial Co. Inc.	6.100%	1/7/2034	7,239	7,668
	General Motors Financial Co. Inc.	5.950%	4/4/2034	15,498	16,230
	General Motors Financial Co. Inc.	5.450%	9/6/2034	2,462	2,498
	General Motors Financial Co. Inc.	5.900%	1/7/2035	15,430	16,065
	General Motors Financial Co. Inc.	6.150%	7/15/2035	11,169	11,775
	Genuine Parts Co.	6.875%	11/1/2033	7,841	8,716
	Hasbro Inc.	6.050%	5/14/2034	4,065	4,314
	Home Depot Inc.	1.375%	3/15/2031	16,744	14,541
	Home Depot Inc.	4.850%	6/25/2031	4,492	4,644
	Home Depot Inc.	1.875%	9/15/2031	11,623	10,233
	Home Depot Inc.	3.250%	4/15/2032	12,656	11,913
	Home Depot Inc.	4.500%	9/15/2032	8,610	8,716
	Home Depot Inc.	4.950%	6/25/2034	8,771	8,966
	Home Depot Inc.	4.650%	9/15/2035	9,457	9,369
	Honda Motor Co. Ltd.	2.967%	3/10/2032	9,027	8,245
	Honda Motor Co. Ltd.	5.337%	7/8/2035	8,735	8,919
	Hyatt Hotels Corp.	5.375%	12/15/2031	7,778	8,007
	Hyatt Hotels Corp.	5.750%	3/30/2032	5,328	5,584
	Hyatt Hotels Corp.	5.500%	6/30/2034	2,725	2,812
	Hyatt Hotels Corp.	5.400%	12/15/2035	4,700	4,715
[2]	Johns Hopkins University	4.705%	7/1/2032	5,045	5,127

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Sands Corp.	6.000%	6/14/2030	2,000	2,096
	Las Vegas Sands Corp.	6.200%	8/15/2034	4,509	4,742
	Leland Stanford Junior University	4.679%	3/1/2035	7,554	7,613
	Lowe's Cos. Inc.	4.250%	3/15/2031	15,040	14,978
	Lowe's Cos. Inc.	2.625%	4/1/2031	16,372	15,019
	Lowe's Cos. Inc.	3.750%	4/1/2032	14,828	14,213
	Lowe's Cos. Inc.	4.500%	10/15/2032	22,553	22,435
	Lowe's Cos. Inc.	5.000%	4/15/2033	6,685	6,848
	Lowe's Cos. Inc.	5.150%	7/1/2033	5,201	5,370
	Lowe's Cos. Inc.	4.850%	10/15/2035	13,184	13,071
	Magna International Inc.	5.500%	3/21/2033	4,681	4,902
	Magna International Inc.	5.875%	6/1/2035	4,690	4,968
[2]	Marriott International Inc.	2.850%	4/15/2031	12,211	11,332
	Marriott International Inc.	4.500%	10/15/2031	2,556	2,562
[2]	Marriott International Inc.	3.500%	10/15/2032	7,525	7,027
[2]	Marriott International Inc.	2.750%	10/15/2033	4,584	4,005
	Marriott International Inc.	5.300%	5/15/2034	8,345	8,610
	Marriott International Inc.	5.250%	10/15/2035	6,219	6,301
	Masco Corp.	2.000%	2/15/2031	6,898	6,098
	McDonald's Corp.	4.400%	2/12/2031	2,386	2,404
[2]	McDonald's Corp.	4.600%	9/9/2032	6,526	6,645
	McDonald's Corp.	4.950%	8/14/2033	5,364	5,530
	McDonald's Corp.	4.950%	3/3/2035	12,420	12,559
[2]	McDonald's Corp.	4.700%	12/9/2035	5,059	5,032
	McDonald's Corp.	5.000%	2/13/2036	4,000	4,035
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	7,379	8,740
[3]	Mercedes-Benz Finance North America LLC	2.450%	3/2/2031	2,725	2,477
	Meritage Homes Corp.	5.650%	3/15/2035	4,441	4,536
	Northwestern University	4.940%	12/1/2035	4,430	4,523
	O'Reilly Automotive Inc.	4.700%	6/15/2032	8,765	8,842
	O'Reilly Automotive Inc.	5.000%	8/19/2034	9,250	9,315
	Owens Corning	5.700%	6/15/2034	8,293	8,708
	Polaris Inc.	5.600%	3/1/2031	4,219	4,263
[2]	President & Fellows of Harvard College	4.609%	2/15/2035	5,308	5,357
	President & Fellows of Harvard College	5.259%	3/15/2036	1,100	1,155
	PulteGroup Inc.	6.375%	5/15/2033	4,625	5,073
	Ralph Lauren Corp.	5.000%	6/15/2032	9,194	9,449
	Rollins Inc.	5.250%	2/24/2035	3,315	3,384
	Ross Stores Inc.	1.875%	4/15/2031	5,045	4,442
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	7,659	7,690
	Sands China Ltd.	3.250%	8/8/2031	4,450	4,097
	Sekisui House US Inc.	2.500%	1/15/2031	5,085	4,517
	Stanley Black & Decker Inc.	3.000%	5/15/2032	5,548	5,021
	Starbucks Corp.	4.900%	2/15/2031	5,414	5,566
	Starbucks Corp.	3.000%	2/14/2032	7,632	7,034
	Starbucks Corp.	4.800%	2/15/2033	5,165	5,224
	Starbucks Corp.	5.000%	2/15/2034	3,105	3,164
	Starbucks Corp.	5.400%	5/15/2035	1,466	1,523
	Tapestry Inc.	5.500%	3/11/2035	6,932	7,091
	Toll Brothers Finance Corp.	5.600%	6/15/2035	3,651	3,777
	Toyota Motor Corp.	5.053%	6/30/2035	4,066	4,178
[2]	Toyota Motor Credit Corp.	1.650%	1/10/2031	4,130	3,647
	Toyota Motor Credit Corp.	5.100%	3/21/2031	5,073	5,265
	Toyota Motor Credit Corp.	1.900%	9/12/2031	5,782	5,075
[2]	Toyota Motor Credit Corp.	4.600%	10/10/2031	7,683	7,789
[2]	Toyota Motor Credit Corp.	2.400%	1/13/2032	7,123	6,377
	Toyota Motor Credit Corp.	4.650%	9/3/2032	9,571	9,655
	Toyota Motor Credit Corp.	4.700%	1/12/2033	5,258	5,319
[2]	Toyota Motor Credit Corp.	4.800%	1/5/2034	9,611	9,793
	Toyota Motor Credit Corp.	5.350%	1/9/2035	9,123	9,547
	Tractor Supply Co.	5.250%	5/15/2033	6,425	6,641
[2]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	3,100	3,039
[2]	Yale University	1.482%	4/15/2030	9,830	8,862
					1,156,094

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Consumer Staples (2.1%)
	Altria Group Inc.	2.450%	2/4/2032	16,073	14,218
	Altria Group Inc.	5.625%	2/6/2035	5,775	6,002
	Altria Group Inc.	5.250%	8/6/2035	3,723	3,767
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	24,370	24,120
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	6,312	6,525
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	7,445	6,838
	Avery Dennison Corp.	5.750%	3/15/2033	6,205	6,582
	BAT Capital Corp.	5.834%	2/20/2031	8,425	8,938
	BAT Capital Corp.	2.726%	3/25/2031	17,261	15,907
	BAT Capital Corp.	4.742%	3/16/2032	9,440	9,521
	BAT Capital Corp.	5.350%	8/15/2032	9,813	10,194
	BAT Capital Corp.	7.750%	10/19/2032	5,286	6,175
	BAT Capital Corp.	6.421%	8/2/2033	7,978	8,807
	BAT Capital Corp.	6.000%	2/20/2034	7,572	8,110
	BAT Capital Corp.	5.625%	8/15/2035	8,650	9,011
	Brown-Forman Corp.	4.750%	4/15/2033	5,580	5,653
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	3,150	2,963
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	10,697	9,823
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	9,105	8,932
	Bunge Ltd. Finance Corp.	5.150%	8/4/2035	5,585	5,674
	Campbell's Co.	4.550%	3/21/2031	4,136	4,118
	Campbell's Co.	5.400%	3/21/2034	8,358	8,512
	Campbell's Co.	4.750%	3/23/2035	6,680	6,456
	Church & Dwight Co. Inc.	2.300%	12/15/2031	5,385	4,784
	Church & Dwight Co. Inc.	5.600%	11/15/2032	4,575	4,860
	Clorox Co.	4.600%	5/1/2032	6,015	6,072
	Coca-Cola Co.	2.000%	3/5/2031	3,635	3,293
	Coca-Cola Co.	1.375%	3/15/2031	14,516	12,731
	Coca-Cola Co.	2.250%	1/5/2032	9,665	8,734
	Coca-Cola Co.	4.650%	8/14/2034	6,804	6,942
	Coca-Cola Consolidated Inc.	5.450%	6/1/2034	4,829	5,050
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	6,090	5,131
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	6,505	6,586
	Colgate-Palmolive Co.	3.250%	8/15/2032	5,410	5,097
	Conagra Brands Inc.	5.750%	8/1/2035	4,365	4,455
	Constellation Brands Inc.	2.250%	8/1/2031	10,394	9,219
	Constellation Brands Inc.	4.750%	5/9/2032	7,780	7,812
	Constellation Brands Inc.	4.900%	5/1/2033	4,666	4,686
	Constellation Brands Inc.	4.950%	11/1/2035	4,740	4,689
	Costco Wholesale Corp.	1.750%	4/20/2032	13,173	11,420
	Diageo Capital plc	2.125%	4/29/2032	4,425	3,851
	Diageo Capital plc	5.500%	1/24/2033	11,845	12,482
	Diageo Capital plc	5.625%	10/5/2033	8,252	8,778
	Diageo Investment Corp.	5.625%	4/15/2035	4,026	4,260
	Diageo Investment Corp.	7.450%	4/15/2035	3,761	4,514
	Dollar General Corp.	5.000%	11/1/2032	8,186	8,299
	Dollar General Corp.	5.450%	7/5/2033	5,173	5,365
	Dollar Tree Inc.	2.650%	12/1/2031	6,889	6,220
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	7,309	6,520
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	7,203	7,244
	Estee Lauder Cos. Inc.	5.000%	2/14/2034	3,755	3,810
	Flowers Foods Inc.	2.400%	3/15/2031	5,109	4,516
	Flowers Foods Inc.	5.750%	3/15/2035	4,025	4,037
	General Mills Inc.	4.950%	3/29/2033	9,350	9,481
	General Mills Inc.	5.250%	1/30/2035	6,510	6,642
	Haleon US Capital LLC	3.625%	3/24/2032	17,155	16,323
	Hershey Co.	4.950%	2/24/2032	4,600	4,766
	Hershey Co.	4.500%	5/4/2033	4,325	4,341
	Hershey Co.	5.100%	2/24/2035	2,065	2,122
	J M Smucker Co.	2.125%	3/15/2032	5,381	4,657
	J M Smucker Co.	6.200%	11/15/2033	10,485	11,360
	JBS USA Holding Lux Sarl	3.750%	12/1/2031	7,169	6,796
	JBS USA Holding Lux Sarl	3.625%	1/15/2032	6,055	5,670
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	18,564	19,366

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	17,547	19,348
[3]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	4,000	4,058
[3]	JBS USA LUX Sarl	5.950%	4/20/2035	8,935	9,388
[2]	Kellanova	7.450%	4/1/2031	7,579	8,667
	Kenvue Inc.	4.850%	5/22/2032	5,453	5,571
	Kenvue Inc.	4.900%	3/22/2033	11,765	12,004
[2]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	5,232	4,663
[2]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	6,824	7,011
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	7,198	6,923
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	7,819	7,971
	Kimberly-Clark Corp.	2.000%	11/2/2031	6,967	6,276
	Kraft Heinz Foods Co.	4.250%	3/1/2031	13,889	13,733
	Kraft Heinz Foods Co.	6.750%	3/15/2032	690	761
	Kraft Heinz Foods Co.	5.400%	3/15/2035	3,220	3,309
	Kraft Heinz Foods Co.	5.000%	7/15/2035	5,000	4,978
	Kroger Co.	1.700%	1/15/2031	6,809	5,997
	Kroger Co.	5.000%	9/15/2034	21,615	21,737
	McCormick & Co. Inc.	1.850%	2/15/2031	7,426	6,553
	McCormick & Co. Inc.	4.950%	4/15/2033	2,270	2,305
	McCormick & Co. Inc.	4.700%	10/15/2034	5,638	5,554
	Mondelez International Inc.	1.500%	2/4/2031	3,108	2,705
	Mondelez International Inc.	3.000%	3/17/2032	9,588	8,793
	Mondelez International Inc.	1.875%	10/15/2032	4,775	4,109
	Mondelez International Inc.	4.750%	8/28/2034	4,175	4,158
	Mondelez International Inc.	5.125%	5/6/2035	4,000	4,089
	PepsiCo Inc.	1.625%	5/1/2030	7,460	6,758
	PepsiCo Inc.	1.950%	10/21/2031	11,851	10,536
	PepsiCo Inc.	3.900%	7/18/2032	8,937	8,779
	PepsiCo Inc.	4.650%	7/23/2032	9,196	9,371
	PepsiCo Inc.	4.800%	7/17/2034	2,835	2,895
	PepsiCo Inc.	5.000%	2/7/2035	8,815	9,082
	PepsiCo Inc.	5.000%	7/23/2035	14,756	15,073
	Philip Morris International Inc.	1.750%	11/1/2030	6,842	6,096
	Philip Morris International Inc.	5.125%	2/13/2031	13,665	14,156
	Philip Morris International Inc.	4.750%	11/1/2031	8,060	8,226
	Philip Morris International Inc.	4.250%	10/29/2032	15,020	14,774
	Philip Morris International Inc.	5.750%	11/17/2032	14,362	15,341
	Philip Morris International Inc.	5.375%	2/15/2033	25,989	27,195
	Philip Morris International Inc.	5.625%	9/7/2033	8,782	9,312
	Philip Morris International Inc.	5.250%	2/13/2034	17,837	18,442
	Philip Morris International Inc.	4.900%	11/1/2034	3,745	3,773
	Philip Morris International Inc.	4.875%	4/30/2035	5,130	5,146
	Philip Morris International Inc.	4.625%	10/29/2035	6,532	6,388
	Pilgrim's Pride Corp.	4.250%	4/15/2031	9,798	9,518
	Pilgrim's Pride Corp.	3.500%	3/1/2032	7,796	7,189
	Pilgrim's Pride Corp.	6.250%	7/1/2033	9,850	10,515
	Pilgrim's Pride Corp.	6.875%	5/15/2034	6,700	7,410
	Procter & Gamble Co.	1.200%	10/29/2030	9,640	8,495
	Procter & Gamble Co.	1.950%	4/23/2031	6,419	5,799
	Procter & Gamble Co.	2.300%	2/1/2032	175	160
	Procter & Gamble Co.	4.100%	11/3/2032	6,305	6,267
	Procter & Gamble Co.	4.050%	1/26/2033	1,867	1,867
	Procter & Gamble Co.	4.550%	1/29/2034	9,453	9,595
	Procter & Gamble Co.	4.600%	5/1/2035	5,936	6,021
	Procter & Gamble Co.	4.350%	11/3/2035	6,420	6,338
	Reynolds American Inc.	5.700%	8/15/2035	6,542	6,829
	Sysco Corp.	2.450%	12/14/2031	6,344	5,682
	Sysco Corp.	5.400%	3/23/2035	4,725	4,893
	Target Corp.	4.500%	9/15/2032	10,745	10,853
	Target Corp.	4.400%	1/15/2033	2,735	2,732
	Target Corp.	4.500%	9/15/2034	12,742	12,611
	Target Corp.	5.000%	4/15/2035	6,820	6,913
	Target Corp.	5.250%	2/15/2036	3,316	3,405
	Tyson Foods Inc.	5.700%	3/15/2034	10,375	10,940
	Unilever Capital Corp.	1.750%	8/12/2031	8,320	7,329

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Unilever Capital Corp.	5.900%	11/15/2032	3,619	3,949
	Unilever Capital Corp.	5.000%	12/8/2033	10,055	10,412
	Unilever Capital Corp.	4.625%	8/12/2034	8,420	8,475
	Walmart Inc.	1.800%	9/22/2031	6,371	5,675
	Walmart Inc.	4.150%	9/9/2032	5,807	5,843
	Walmart Inc.	4.100%	4/15/2033	15,498	15,469
	Walmart Inc.	4.900%	4/28/2035	11,678	12,008
	Walmart Inc.	5.250%	9/1/2035	5,425	5,741
					1,070,764
Energy (2.5%)
	APA Corp.	6.100%	2/15/2035	3,320	3,411
	Boardwalk Pipelines LP	3.400%	2/15/2031	2,995	2,832
	Boardwalk Pipelines LP	3.600%	9/1/2032	3,018	2,816
	Boardwalk Pipelines LP	5.625%	8/1/2034	6,465	6,757
	BP Capital Markets America Inc.	2.721%	1/12/2032	17,128	15,619
	BP Capital Markets America Inc.	4.812%	2/13/2033	24,740	25,079
	BP Capital Markets America Inc.	4.893%	9/11/2033	14,658	14,913
	BP Capital Markets America Inc.	4.989%	4/10/2034	7,480	7,627
	BP Capital Markets America Inc.	5.227%	11/17/2034	16,072	16,589
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	5,100	5,727
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	3,408	3,676
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	8,797	8,956
	Cenovus Energy Inc.	4.650%	3/20/2031	1,750	1,745
	Cenovus Energy Inc.	2.650%	1/15/2032	4,929	4,377
	Cheniere Energy Inc.	5.650%	4/15/2034	14,024	14,556
	Cheniere Energy Partners LP	4.000%	3/1/2031	19,075	18,584
	Cheniere Energy Partners LP	3.250%	1/31/2032	17,287	15,951
	Cheniere Energy Partners LP	5.950%	6/30/2033	10,048	10,662
	Cheniere Energy Partners LP	5.750%	8/15/2034	16,755	17,495
	Chevron USA Inc.	4.819%	4/15/2032	3,231	3,322
	Chevron USA Inc.	4.500%	10/15/2032	15,273	15,421
	Chevron USA Inc.	4.980%	4/15/2035	2,559	2,623
	Chevron USA Inc.	4.850%	10/15/2035	13,389	13,548
	ConocoPhillips	2.400%	2/15/2031	3,845	3,561
	ConocoPhillips	5.900%	10/15/2032	2,066	2,242
	ConocoPhillips Co.	4.850%	1/15/2032	13,061	13,421
	ConocoPhillips Co.	5.000%	1/15/2035	16,032	16,263
	Coterra Energy Inc.	5.600%	3/15/2034	5,310	5,475
	Coterra Energy Inc.	5.400%	2/15/2035	5,925	6,014
	DCP Midstream Operating LP	3.250%	2/15/2032	6,624	6,094
	Devon Energy Corp.	5.200%	9/15/2034	7,165	7,138
	Diamondback Energy Inc.	3.125%	3/24/2031	11,388	10,640
	Diamondback Energy Inc.	6.250%	3/15/2033	8,932	9,630
	Diamondback Energy Inc.	5.400%	4/18/2034	11,660	11,936
	Diamondback Energy Inc.	5.550%	4/1/2035	15,224	15,656
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	6,893	7,276
	Enbridge Inc.	4.500%	2/15/2031	4,000	3,995
	Enbridge Inc.	5.700%	3/8/2033	23,058	24,287
	Enbridge Inc.	2.500%	8/1/2033	11,705	10,061
	Enbridge Inc.	5.625%	4/5/2034	12,326	12,869
	Enbridge Inc.	5.550%	6/20/2035	10,511	10,885
	Enbridge Inc.	5.200%	11/20/2035	2,455	2,477
	Enbridge Inc.	7.200%	6/27/2054	6,405	6,790
	Energy Transfer LP	5.750%	2/15/2033	16,841	17,674
	Energy Transfer LP	6.550%	12/1/2033	28,842	31,642
	Energy Transfer LP	5.600%	9/1/2034	9,010	9,272
	Energy Transfer LP	4.900%	3/15/2035	4,895	4,780
	Energy Transfer LP	5.700%	4/1/2035	11,463	11,869
	Enterprise Products Operating LLC	4.600%	1/15/2031	13,945	14,120
	Enterprise Products Operating LLC	5.350%	1/31/2033	8,086	8,446
[2]	Enterprise Products Operating LLC	6.875%	3/1/2033	6,064	6,872
	Enterprise Products Operating LLC	4.850%	1/31/2034	8,089	8,175
[2]	Enterprise Products Operating LLC	6.650%	10/15/2034	3,080	3,468
	Enterprise Products Operating LLC	4.950%	2/15/2035	7,586	7,681

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	EOG Resources Inc.	4.400%	1/15/2031	3,100	3,111
	EOG Resources Inc.	5.000%	7/15/2032	17,816	18,240
	EQT Corp.	4.750%	1/15/2031	11,020	11,092
	EQT Corp.	5.750%	2/1/2034	6,070	6,345
	Expand Energy Corp.	4.750%	2/1/2032	9,390	9,274
	Expand Energy Corp.	5.700%	1/15/2035	7,031	7,276
	Halliburton Co.	4.850%	11/15/2035	5,075	5,009
	Helmerich & Payne Inc.	2.900%	9/29/2031	5,301	4,731
	Helmerich & Payne Inc.	5.500%	12/1/2034	4,795	4,724
	Hess Corp.	7.300%	8/15/2031	8,043	9,244
	Hess Corp.	7.125%	3/15/2033	4,375	5,065
	HF Sinclair Corp.	5.750%	1/15/2031	6,890	7,118
	HF Sinclair Corp.	5.500%	9/1/2032	4,338	4,397
	HF Sinclair Corp.	6.250%	1/15/2035	7,235	7,551
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	1,089	1,253
	Kinder Morgan Inc.	2.000%	2/15/2031	9,390	8,384
[2]	Kinder Morgan Inc.	7.800%	8/1/2031	2,453	2,842
[2]	Kinder Morgan Inc.	7.750%	1/15/2032	5,455	6,333
	Kinder Morgan Inc.	4.800%	2/1/2033	6,890	6,910
	Kinder Morgan Inc.	5.200%	6/1/2033	22,399	23,045
	Kinder Morgan Inc.	5.400%	2/1/2034	7,632	7,880
	Kinder Morgan Inc.	5.300%	12/1/2034	4,104	4,186
	Kinder Morgan Inc.	5.850%	6/1/2035	19,006	20,112
	Marathon Petroleum Corp.	5.700%	3/1/2035	20,405	21,029
	MPLX LP	4.950%	9/1/2032	8,815	8,882
	MPLX LP	5.000%	1/15/2033	22,520	22,600
	MPLX LP	5.000%	3/1/2033	9,535	9,577
	MPLX LP	5.500%	6/1/2034	8,493	8,669
	MPLX LP	5.400%	4/1/2035	9,677	9,745
	MPLX LP	5.400%	9/15/2035	13,254	13,350
	Occidental Petroleum Corp.	6.125%	1/1/2031	11,144	11,769
	Occidental Petroleum Corp.	7.500%	5/1/2031	10,879	12,225
	Occidental Petroleum Corp.	7.875%	9/15/2031	7,054	8,067
	Occidental Petroleum Corp.	5.550%	10/1/2034	12,500	12,725
	ONEOK Inc.	6.350%	1/15/2031	3,890	4,175
	ONEOK Inc.	4.750%	10/15/2031	8,279	8,324
	ONEOK Inc.	4.950%	10/15/2032	5,279	5,303
	ONEOK Inc.	6.100%	11/15/2032	7,918	8,474
	ONEOK Inc.	6.050%	9/1/2033	14,346	15,265
	ONEOK Inc.	5.650%	9/1/2034	9,929	10,268
	ONEOK Inc.	5.050%	11/1/2034	13,794	13,683
	ONEOK Inc.	5.400%	10/15/2035	5,557	5,616
	Ovintiv Inc.	7.200%	11/1/2031	3,684	4,070
	Ovintiv Inc.	7.375%	11/1/2031	5,735	6,399
	Ovintiv Inc.	6.250%	7/15/2033	3,883	4,120
	Ovintiv Inc.	6.500%	8/15/2034	5,620	6,036
	Patterson-UTI Energy Inc.	7.150%	10/1/2033	3,561	3,807
	Phillips 66 Co.	5.250%	6/15/2031	9,908	10,297
	Phillips 66 Co.	5.300%	6/30/2033	9,240	9,536
	Phillips 66 Co.	4.950%	3/15/2035	2,391	2,378
[2]	Phillips 66 Co.	5.875%	3/15/2056	5,239	5,175
	Pioneer Natural Resources Co.	2.150%	1/15/2031	7,148	6,487
	Plains All American Pipeline LP	4.700%	1/15/2031	7,060	7,101
	Plains All American Pipeline LP	5.700%	9/15/2034	6,333	6,539
	Plains All American Pipeline LP	5.950%	6/15/2035	7,615	7,930
[2]	Shell Finance US Inc.	4.125%	5/11/2035	13,200	12,681
	Shell Finance US Inc.	4.750%	1/6/2036	11,100	11,070
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	13,087	13,222
	Suncor Energy Inc.	7.150%	2/1/2032	5,365	6,023
	Suncor Energy Inc.	5.950%	12/1/2034	5,340	5,654
	Targa Resources Corp.	4.200%	2/1/2033	8,640	8,268
	Targa Resources Corp.	6.125%	3/15/2033	10,690	11,432
	Targa Resources Corp.	6.500%	3/30/2034	5,680	6,203
	Targa Resources Corp.	5.500%	2/15/2035	6,630	6,793
	Targa Resources Corp.	5.550%	8/15/2035	7,347	7,524

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Partners LP	4.875%	2/1/2031	8,575	8,632
	Targa Resources Partners LP	4.000%	1/15/2032	8,380	8,003
	TotalEnergies Capital SA	5.150%	4/5/2034	11,710	12,167
	TotalEnergies Capital SA	4.724%	9/10/2034	6,263	6,316
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	12,490	12,172
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	4,707	4,891
	Valero Energy Corp.	7.500%	4/15/2032	5,653	6,476
	Viper Energy Partners LLC	5.700%	8/1/2035	9,945	10,115
	Western Midstream Operating LP	4.800%	3/1/2031	2,675	2,674
	Western Midstream Operating LP	6.150%	4/1/2033	6,132	6,499
	Western Midstream Operating LP	5.450%	11/15/2034	9,079	9,147
	Western Midstream Operating LP	5.500%	12/15/2035	2,019	2,012
	Williams Cos. Inc.	2.600%	3/15/2031	14,483	13,228
	Williams Cos. Inc.	8.750%	3/15/2032	3,024	3,669
	Williams Cos. Inc.	4.650%	8/15/2032	7,639	7,653
	Williams Cos. Inc.	5.650%	3/15/2033	5,890	6,194
	Williams Cos. Inc.	5.150%	3/15/2034	13,115	13,339
	Williams Cos. Inc.	5.600%	3/15/2035	8,813	9,154
	Williams Cos. Inc.	5.300%	9/30/2035	9,000	9,159
	Woodside Finance Ltd.	5.700%	5/19/2032	4,710	4,902
	Woodside Finance Ltd.	5.100%	9/12/2034	4,225	4,177
	Woodside Finance Ltd.	6.000%	5/19/2035	16,470	17,160
					1,283,347
Financials (12.1%)
	AerCap Ireland Capital DAC	3.300%	1/30/2032	53,360	49,365
	AerCap Ireland Capital DAC	3.400%	10/29/2033	16,907	15,293
	AerCap Ireland Capital DAC	5.300%	1/19/2034	1,300	1,331
	AerCap Ireland Capital DAC	4.950%	9/10/2034	10,159	10,148
	AerCap Ireland Capital DAC	5.000%	11/15/2035	4,232	4,186
	AerCap Ireland Capital DAC	6.500%	1/31/2056	4,100	4,230
	Affiliated Managers Group Inc.	5.500%	8/20/2034	4,450	4,553
	Affiliated Managers Group Inc.	5.500%	2/15/2036	4,795	4,797
[2]	Air Lease Corp.	5.200%	7/15/2031	9,255	9,401
[2]	Air Lease Corp.	2.875%	1/15/2032	30	27
	Allstate Corp.	5.250%	3/30/2033	7,301	7,589
	Allstate Corp.	5.350%	6/1/2033	3,855	3,999
	Allstate Corp.	5.550%	5/9/2035	5,995	6,293
[2]	Ally Financial Inc.	8.000%	11/1/2031	23,841	27,051
	Ally Financial Inc.	5.548%	7/31/2033	85	86
	Ally Financial Inc.	6.184%	7/26/2035	3,318	3,438
	American Express Co.	4.989%	5/26/2033	9,923	10,091
	American Express Co.	4.918%	7/20/2033	20,685	21,048
	American Express Co.	4.420%	8/3/2033	9,820	9,745
	American Express Co.	5.043%	5/1/2034	12,470	12,774
	American Express Co.	5.625%	7/28/2034	6,812	7,113
	American Express Co.	5.284%	7/26/2035	16,151	16,641
	American Express Co.	5.442%	1/30/2036	9,871	10,247
	American Express Co.	5.667%	4/25/2036	19,269	20,354
	American Express Co.	4.804%	10/24/2036	22,995	22,721
	American Financial Group Inc.	5.000%	9/23/2035	2,802	2,754
	American International Group Inc.	5.125%	3/27/2033	8,736	8,985
	American International Group Inc.	3.875%	1/15/2035	4,345	4,060
	American International Group Inc.	5.450%	5/7/2035	5,395	5,619
	American National Group Inc.	6.000%	7/15/2035	6,825	6,919
	Ameriprise Financial Inc.	4.500%	5/13/2032	2,784	2,809
	Ameriprise Financial Inc.	5.150%	5/15/2033	7,155	7,428
	Ameriprise Financial Inc.	5.200%	4/15/2035	6,685	6,826
	Aon Corp.	2.600%	12/2/2031	6,790	6,140
	Aon Corp.	5.000%	9/12/2032	5,640	5,777
	Aon Corp.	5.350%	2/28/2033	4,537	4,726
	Aon North America Inc.	5.300%	3/1/2031	9,195	9,589
	Aon North America Inc.	5.450%	3/1/2034	15,623	16,241
	Apollo Debt Solutions BDC	6.700%	7/29/2031	8,595	9,076
	Apollo Debt Solutions BDC	6.550%	3/15/2032	4,255	4,391

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Apollo Global Management Inc.	6.375%	11/15/2033	4,720	5,183
	Apollo Global Management Inc.	5.150%	8/12/2035	8,469	8,480
	Apollo Global Management Inc.	6.000%	12/15/2054	4,715	4,673
	Ares Capital Corp.	5.100%	1/15/2031	8,100	7,995
	Ares Capital Corp.	3.200%	11/15/2031	7,628	6,771
	Ares Capital Corp.	5.800%	3/8/2032	7,494	7,566
[3]	Ares Strategic Income Fund	5.150%	1/15/2031	5,350	5,250
	Ares Strategic Income Fund	6.200%	3/21/2032	7,119	7,305
	Arthur J Gallagher & Co.	2.400%	11/9/2031	5,644	5,041
	Arthur J Gallagher & Co.	5.000%	2/15/2032	2,125	2,173
	Arthur J Gallagher & Co.	5.500%	3/2/2033	5,275	5,491
	Arthur J Gallagher & Co.	6.500%	2/15/2034	2,689	2,962
	Arthur J Gallagher & Co.	5.450%	7/15/2034	4,525	4,692
	Arthur J Gallagher & Co.	5.150%	2/15/2035	14,402	14,561
	Assured Guaranty US Holdings Inc.	3.150%	6/15/2031	3,628	3,421
	Athene Holding Ltd.	3.500%	1/15/2031	8,784	8,301
	Athene Holding Ltd.	5.875%	1/15/2034	13,246	13,731
	Athene Holding Ltd.	6.625%	10/15/2054	5,455	5,443
	Athene Holding Ltd.	6.875%	6/28/2055	6,110	6,101
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	8,688	10,106
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	6,108	6,508
	Banco Santander SA	2.749%	12/3/2030	14,015	12,764
	Banco Santander SA	2.958%	3/25/2031	7,287	6,772
	Banco Santander SA	5.439%	7/15/2031	15,358	16,148
	Banco Santander SA	3.225%	11/22/2032	9,200	8,429
	Banco Santander SA	6.921%	8/8/2033	15,341	17,003
	Banco Santander SA	6.938%	11/7/2033	11,501	13,165
	Banco Santander SA	6.350%	3/14/2034	13,225	14,251
	Banco Santander SA	6.033%	1/17/2035	9,445	10,128
	Banco Santander SA	5.127%	11/6/2035	6,240	6,253
[2]	Bank of America Corp.	2.651%	3/11/2032	20,411	18,742
	Bank of America Corp.	2.687%	4/22/2032	48,217	44,217
	Bank of America Corp.	2.299%	7/21/2032	19,879	17,772
	Bank of America Corp.	2.572%	10/20/2032	200	180
[2]	Bank of America Corp.	2.972%	2/4/2033	51,116	46,717
	Bank of America Corp.	4.571%	4/27/2033	34,131	34,049
[2]	Bank of America Corp.	5.015%	7/22/2033	36,137	36,843
	Bank of America Corp.	5.288%	4/25/2034	43,141	44,479
	Bank of America Corp.	5.872%	9/15/2034	37,924	40,463
	Bank of America Corp.	5.468%	1/23/2035	41,883	43,617
[2]	Bank of America Corp.	5.425%	8/15/2035	10,788	11,031
	Bank of America Corp.	5.518%	10/25/2035	38,035	38,995
	Bank of America Corp.	5.511%	1/24/2036	47,725	49,834
	Bank of America Corp.	5.744%	2/12/2036	23,835	24,848
	Bank of America Corp.	5.464%	5/9/2036	10,117	10,523
	Bank of America Corp.	2.482%	9/21/2036	22,624	19,877
	Bank of America Corp.	3.846%	3/8/2037	22,514	21,243
	Bank of Montreal	5.511%	6/4/2031	10,467	11,010
	Bank of Montreal	3.088%	1/10/2037	9,869	8,877
[2]	Bank of New York Mellon Corp.	1.800%	7/28/2031	5,226	4,597
	Bank of New York Mellon Corp.	2.500%	1/26/2032	5,154	4,699
	Bank of New York Mellon Corp.	5.060%	7/22/2032	7,570	7,843
[2]	Bank of New York Mellon Corp.	4.289%	6/13/2033	10,358	10,212
[2]	Bank of New York Mellon Corp.	5.834%	10/25/2033	25,852	27,874
	Bank of New York Mellon Corp.	4.706%	2/1/2034	7,050	7,073
[2]	Bank of New York Mellon Corp.	4.967%	4/26/2034	6,744	6,873
[2]	Bank of New York Mellon Corp.	6.474%	10/25/2034	6,875	7,686
[2]	Bank of New York Mellon Corp.	5.188%	3/14/2035	11,365	11,729
	Bank of New York Mellon Corp.	5.225%	11/20/2035	9,073	9,395
	Bank of New York Mellon Corp.	5.316%	6/6/2036	5,600	5,803
	Bank of New York Mellon Corp.	5.606%	7/21/2039	1,915	2,010
	Bank of Nova Scotia	2.150%	8/1/2031	6,336	5,644
	Bank of Nova Scotia	2.450%	2/2/2032	6,672	5,953
	Bank of Nova Scotia	4.740%	11/10/2032	6,083	6,155
	Bank of Nova Scotia	5.650%	2/1/2034	7,850	8,336

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	4.588%	5/4/2037	12,865	12,538
	Barclays plc	2.667%	3/10/2032	6,722	6,120
	Barclays plc	2.894%	11/24/2032	13,597	12,355
	Barclays plc	5.746%	8/9/2033	4,821	5,062
	Barclays plc	7.437%	11/2/2033	17,788	20,342
	Barclays plc	6.224%	5/9/2034	17,480	18,807
	Barclays plc	7.119%	6/27/2034	14,170	15,862
	Barclays plc	6.692%	9/13/2034	15,590	17,249
	Barclays plc	5.335%	9/10/2035	19,842	20,158
	Barclays plc	5.785%	2/25/2036	23,633	24,738
	Berkshire Hathaway Finance Corp.	2.875%	3/15/2032	2,150	2,002
	BlackRock Funding Inc.	5.000%	3/14/2034	11,584	11,974
	Blackrock Inc.	1.900%	1/28/2031	10,332	9,282
	Blackrock Inc.	2.100%	2/25/2032	7,887	6,965
	Blackrock Inc.	4.750%	5/25/2033	11,693	11,951
	Blackstone Private Credit Fund	6.250%	1/25/2031	4,335	4,469
	Blackstone Private Credit Fund	6.000%	1/29/2032	14,219	14,429
	Blackstone Private Credit Fund	6.000%	11/22/2034	3,892	3,933
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	10,070	10,159
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	1,658	1,646
	Blackstone Secured Lending Fund	5.125%	1/31/2031	5,000	4,938
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	6,401	6,593
	Blue Owl Finance LLC	3.125%	6/10/2031	6,985	6,327
	Blue Owl Finance LLC	4.375%	2/15/2032	3,575	3,395
	Blue Owl Finance LLC	6.250%	4/18/2034	8,970	9,252
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	6,530	6,827
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	5,000	4,991
	Brookfield Capital Finance LLC	6.087%	6/14/2033	7,044	7,535
	Brookfield Finance I UK plc	2.340%	1/30/2032	6,132	5,376
	Brookfield Finance Inc.	2.724%	4/15/2031	6,319	5,787
	Brookfield Finance Inc.	6.350%	1/5/2034	6,009	6,523
	Brookfield Finance Inc.	5.675%	1/15/2035	3,565	3,688
	Brown & Brown Inc.	2.375%	3/15/2031	6,694	6,004
	Brown & Brown Inc.	4.200%	3/17/2032	5,815	5,620
	Brown & Brown Inc.	5.650%	6/11/2034	5,837	6,023
	Brown & Brown Inc.	5.550%	6/23/2035	9,141	9,381
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	10,697	10,192
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	11,183	12,148
	Capital One Financial Corp.	2.359%	7/29/2032	11,027	9,654
	Capital One Financial Corp.	2.618%	11/2/2032	150	135
	Capital One Financial Corp.	6.700%	11/29/2032	8,641	9,562
	Capital One Financial Corp.	5.268%	5/10/2033	12,577	12,895
	Capital One Financial Corp.	5.817%	2/1/2034	10,740	11,244
	Capital One Financial Corp.	6.377%	6/8/2034	22,420	24,235
	Capital One Financial Corp.	7.964%	11/2/2034	8,475	9,989
	Capital One Financial Corp.	6.051%	2/1/2035	8,370	8,895
	Capital One Financial Corp.	5.884%	7/26/2035	7,142	7,513
	Capital One Financial Corp.	6.183%	1/30/2036	18,615	19,452
	Capital One Financial Corp.	5.197%	9/11/2036	13,135	13,068
	Carlyle Group Inc.	5.050%	9/19/2035	5,300	5,228
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	3,840	3,784
	Cboe Global Markets Inc.	1.625%	12/15/2030	6,765	6,004
	Charles Schwab Corp.	2.300%	5/13/2031	20,149	18,241
	Charles Schwab Corp.	2.900%	3/3/2032	13,330	12,206
	Charles Schwab Corp.	5.853%	5/19/2034	10,643	11,392
	Charles Schwab Corp.	6.136%	8/24/2034	13,694	14,921
	Charles Schwab Corp.	4.914%	11/14/2036	6,883	6,849
	Chubb INA Holdings LLC	5.000%	3/15/2034	17,430	17,822
	Chubb INA Holdings LLC	4.900%	8/15/2035	12,434	12,487
	CI Financial Corp.	3.200%	12/17/2030	2,823	2,555
[2]	Citibank NA	5.570%	4/30/2034	20,721	21,922
	Citigroup Inc.	2.561%	5/1/2032	8,164	7,409
	Citigroup Inc.	6.625%	6/15/2032	7,380	8,178
	Citigroup Inc.	3.057%	1/25/2033	24,002	21,974
	Citigroup Inc.	3.785%	3/17/2033	47,577	45,327

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.910%	5/24/2033	14,693	14,860
	Citigroup Inc.	6.000%	10/31/2033	3,304	3,557
	Citigroup Inc.	6.270%	11/17/2033	21,889	23,829
	Citigroup Inc.	6.174%	5/25/2034	39,252	41,777
	Citigroup Inc.	5.827%	2/13/2035	23,435	24,371
	Citigroup Inc.	5.449%	6/11/2035	14,254	14,741
	Citigroup Inc.	6.020%	1/24/2036	20,910	21,931
[2]	Citigroup Inc.	5.333%	3/27/2036	27,523	28,145
	Citigroup Inc.	5.174%	9/11/2036	26,793	27,067
	Citigroup Inc.	5.411%	9/19/2039	11,658	11,737
	Citizens Financial Group Inc.	5.718%	7/23/2032	14,714	15,442
	Citizens Financial Group Inc.	2.638%	9/30/2032	2,792	2,412
	Citizens Financial Group Inc.	6.645%	4/25/2035	10,369	11,397
	Citizens Financial Group Inc.	5.641%	5/21/2037	4,320	4,391
	CME Group Inc.	2.650%	3/15/2032	7,246	6,625
	CNA Financial Corp.	5.500%	6/15/2033	3,338	3,461
	CNA Financial Corp.	5.125%	2/15/2034	8,558	8,612
	CNA Financial Corp.	5.200%	8/15/2035	4,445	4,467
	CNO Financial Group Inc.	6.450%	6/15/2034	7,298	7,720
	Comerica Bank	5.332%	8/25/2033	4,405	4,438
	Corebridge Financial Inc.	3.900%	4/5/2032	18,203	17,280
	Corebridge Financial Inc.	6.050%	9/15/2033	3,230	3,429
	Corebridge Financial Inc.	5.750%	1/15/2034	12,584	13,156
	Corebridge Financial Inc.	6.375%	9/15/2054	7,113	7,171
	Credit Suisse USA LLC	7.125%	7/15/2032	10,485	11,973
	Deutsche Bank AG	3.729%	1/14/2032	10,079	9,529
	Deutsche Bank AG	3.035%	5/28/2032	2,705	2,484
	Deutsche Bank AG	3.742%	1/7/2033	14,650	13,601
	Deutsche Bank AG	7.079%	2/10/2034	12,388	13,617
	Deutsche Bank AG	5.403%	9/11/2035	10,735	10,945
	Enstar Group Ltd.	4.950%	6/1/2029	1	1
	Enstar Group Ltd.	3.100%	9/1/2031	5,865	5,266
	Equitable Holdings Inc.	5.594%	1/11/2033	4,948	5,162
	Equitable Holdings Inc.	6.700%	3/28/2055	3,965	4,136
	F&G Annuities & Life Inc.	6.250%	10/4/2034	4,725	4,808
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	7,055	6,653
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	5,858	6,112
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	6,699	7,105
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	2,930	3,044
	Fifth Third Bancorp	5.631%	1/29/2032	12,614	13,239
	Fifth Third Bancorp	4.337%	4/25/2033	6,806	6,652
	First American Financial Corp.	2.400%	8/15/2031	5,607	4,893
	First American Financial Corp.	5.450%	9/30/2034	4,855	4,861
	First Citizens BancShares Inc.	6.254%	3/12/2040	6,064	6,183
	GATX Corp.	3.500%	6/1/2032	190	177
	GATX Corp.	4.900%	3/15/2033	7,080	7,093
	GATX Corp.	5.450%	9/15/2033	6,205	6,426
	GATX Corp.	6.050%	3/15/2034	2,480	2,638
	GATX Corp.	6.900%	5/1/2034	2,162	2,424
	GATX Corp.	5.500%	6/15/2035	6,928	7,105
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	14,595	14,252
	Global Payments Inc.	2.900%	11/15/2031	7,780	6,971
	Global Payments Inc.	5.400%	8/15/2032	8,345	8,484
	Global Payments Inc.	5.200%	11/15/2032	13,102	13,097
	Global Payments Inc.	5.550%	11/15/2035	15,847	15,757
	Globe Life Inc.	5.850%	9/15/2034	4,000	4,202
	Goldman Sachs Group Inc.	1.992%	1/27/2032	28,148	24,992
	Goldman Sachs Group Inc.	2.615%	4/22/2032	38,496	35,099
	Goldman Sachs Group Inc.	2.383%	7/21/2032	42,155	37,756
	Goldman Sachs Group Inc.	2.650%	10/21/2032	39,836	35,942
	Goldman Sachs Group Inc.	6.125%	2/15/2033	8,944	9,791
	Goldman Sachs Group Inc.	3.102%	2/24/2033	33,392	30,733
	Goldman Sachs Group Inc.	6.561%	10/24/2034	4,488	4,998
	Goldman Sachs Group Inc.	5.851%	4/25/2035	7,631	8,114
	Goldman Sachs Group Inc.	5.330%	7/23/2035	33,595	34,494

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Goldman Sachs Group Inc.	5.016%	10/23/2035	27,910	28,046
	Goldman Sachs Group Inc.	5.536%	1/28/2036	42,352	43,973
	Goldman Sachs Group Inc.	4.939%	10/21/2036	32,607	32,367
[3]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	1,289	1,292
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	4,975	5,110
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	9,417	9,599
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	4,824	5,048
	Hanover Insurance Group Inc.	5.500%	9/1/2035	4,419	4,484
	HPS Corporate Lending Fund	5.950%	4/14/2032	5,840	5,928
	HSBC Holdings plc	2.804%	5/24/2032	22,405	20,472
	HSBC Holdings plc	2.871%	11/22/2032	29,142	26,444
	HSBC Holdings plc	4.762%	3/29/2033	15,935	15,870
	HSBC Holdings plc	5.402%	8/11/2033	28,213	29,224
	HSBC Holdings plc	8.113%	11/3/2033	17,345	20,336
	HSBC Holdings plc	6.254%	3/9/2034	17,213	18,716
	HSBC Holdings plc	6.547%	6/20/2034	18,221	19,730
	HSBC Holdings plc	7.399%	11/13/2034	17,411	19,869
	HSBC Holdings plc	5.719%	3/4/2035	13,489	14,223
	HSBC Holdings plc	5.874%	11/18/2035	15,629	16,316
	HSBC Holdings plc	5.450%	3/3/2036	24,536	25,317
	HSBC Holdings plc	5.790%	5/13/2036	17,154	18,105
	HSBC Holdings plc	5.741%	9/10/2036	14,440	14,850
	HSBC Holdings plc	5.133%	11/6/2036	15,825	15,853
	Huntington Bancshares Inc.	5.023%	5/17/2033	4,987	5,040
	Huntington Bancshares Inc.	5.709%	2/2/2035	6,245	6,528
	Huntington Bancshares Inc.	2.487%	8/15/2036	10,229	8,869
	Huntington Bancshares Inc.	6.141%	11/18/2039	6,708	6,993
	ING Groep NV	2.727%	4/1/2032	2,707	2,491
	ING Groep NV	4.252%	3/28/2033	10,896	10,697
	ING Groep NV	6.114%	9/11/2034	9,484	10,247
	ING Groep NV	5.550%	3/19/2035	11,690	12,159
	ING Groep NV	5.525%	3/25/2036	8,120	8,429
	Intercontinental Exchange Inc.	3.100%	9/15/2027	1	—
	Intercontinental Exchange Inc.	1.850%	9/15/2032	18,024	15,372
	Intercontinental Exchange Inc.	4.600%	3/15/2033	12,568	12,713
	Jackson Financial Inc.	3.125%	11/23/2031	5,153	4,684
	Janus Henderson US Holdings Inc.	5.450%	9/10/2034	4,185	4,253
	Jefferies Financial Group Inc.	2.625%	10/15/2031	11,686	10,372
	Jefferies Financial Group Inc.	2.750%	10/15/2032	1,730	1,506
	Jefferies Financial Group Inc.	6.200%	4/14/2034	13,095	13,822
[2]	JPMorgan Chase & Co.	8.750%	9/1/2030	1,862	2,194
	JPMorgan Chase & Co.	1.953%	2/4/2032	38,525	34,348
	JPMorgan Chase & Co.	2.580%	4/22/2032	20,776	18,989
	JPMorgan Chase & Co.	2.545%	11/8/2032	29,585	26,685
	JPMorgan Chase & Co.	2.963%	1/25/2033	34,665	31,787
	JPMorgan Chase & Co.	4.586%	4/26/2033	19,982	20,077
	JPMorgan Chase & Co.	4.912%	7/25/2033	40,842	41,615
	JPMorgan Chase & Co.	5.717%	9/14/2033	30,855	32,693
	JPMorgan Chase & Co.	5.350%	6/1/2034	38,532	40,059
	JPMorgan Chase & Co.	6.254%	10/23/2034	26,574	29,155
	JPMorgan Chase & Co.	5.336%	1/23/2035	30,038	31,142
	JPMorgan Chase & Co.	5.766%	4/22/2035	23,518	25,034
	JPMorgan Chase & Co.	5.294%	7/22/2035	24,524	25,311
	JPMorgan Chase & Co.	4.946%	10/22/2035	32,288	32,588
	JPMorgan Chase & Co.	5.502%	1/24/2036	36,177	37,835
	JPMorgan Chase & Co.	5.572%	4/22/2036	36,020	37,811
	JPMorgan Chase & Co.	5.576%	7/23/2036	35,582	36,865
	JPMorgan Chase & Co.	4.810%	10/22/2036	14,967	14,864
	Kemper Corp.	3.800%	2/23/2032	3,595	3,324
[2]	KeyBank NA	4.900%	8/8/2032	8,202	8,184
	KeyBank NA	5.000%	1/26/2033	11,377	11,485
[2]	KeyCorp	4.789%	6/1/2033	10,088	10,080
	KeyCorp	6.401%	3/6/2035	4,419	4,798
	KKR & Co. Inc.	5.100%	8/7/2035	6,644	6,644
	Lazard Group LLC	6.000%	3/15/2031	4,360	4,612

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lazard Group LLC	5.625%	8/1/2035	3,106	3,178
	Lincoln National Corp.	3.400%	1/15/2031	3,442	3,272
	Lloyds Banking Group plc	4.976%	8/11/2033	11,041	11,218
	Lloyds Banking Group plc	7.953%	11/15/2033	8,598	10,026
	Lloyds Banking Group plc	5.679%	1/5/2035	17,956	18,896
	Lloyds Banking Group plc	5.590%	11/26/2035	7,724	8,070
	Lloyds Banking Group plc	6.068%	6/13/2036	11,270	11,853
	Lloyds Banking Group plc	4.943%	11/4/2036	6,186	6,118
	LPL Holdings Inc.	6.000%	5/20/2034	4,423	4,651
	LPL Holdings Inc.	5.650%	3/15/2035	3,795	3,890
	LPL Holdings Inc.	5.750%	6/15/2035	4,000	4,117
	M&T Bank Corp.	6.082%	3/13/2032	8,740	9,296
	M&T Bank Corp.	5.053%	1/27/2034	11,401	11,466
[2]	M&T Bank Corp.	5.385%	1/16/2036	8,650	8,787
	Manulife Financial Corp.	3.703%	3/16/2032	6,679	6,402
	Manulife Financial Corp.	4.986%	12/11/2035	9,000	8,993
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	14,921	15,299
	Marsh & McLennan Cos. Inc.	2.375%	12/15/2031	5,613	5,029
	Marsh & McLennan Cos. Inc.	5.750%	11/1/2032	5,637	6,035
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	6,024	6,324
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	4,492	4,639
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	16,977	17,193
	Mastercard Inc.	1.900%	3/15/2031	4,402	3,948
	Mastercard Inc.	2.000%	11/18/2031	9,777	8,709
	Mastercard Inc.	4.350%	1/15/2032	12,566	12,631
	Mastercard Inc.	4.950%	3/15/2032	6,839	7,085
	Mastercard Inc.	4.850%	3/9/2033	4,475	4,598
	Mastercard Inc.	4.875%	5/9/2034	6,963	7,145
	Mastercard Inc.	4.550%	1/15/2035	14,225	14,230
	MetLife Inc.	6.500%	12/15/2032	7,301	8,194
	MetLife Inc.	5.375%	7/15/2033	9,449	9,958
	MetLife Inc.	5.300%	12/15/2034	13,336	13,869
	MetLife Inc.	5.700%	6/15/2035	9,770	10,438
[2]	MetLife Inc.	6.350%	3/15/2055	8,854	9,316
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	38,841	34,612
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	10,465	9,485
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	19,305	19,831
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	11,629	12,162
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	9,500	9,918
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	17,356	18,044
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	5,858	6,122
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	12,790	13,394
	Mitsubishi UFJ Financial Group Inc.	5.188%	9/12/2036	90	91
	Mizuho Financial Group Inc.	2.564%	9/13/2031	7,323	6,549
	Mizuho Financial Group Inc.	2.260%	7/9/2032	2,181	1,939
	Mizuho Financial Group Inc.	5.669%	9/13/2033	7,106	7,523
	Mizuho Financial Group Inc.	5.754%	5/27/2034	9,270	9,818
	Mizuho Financial Group Inc.	5.748%	7/6/2034	13,640	14,432
	Mizuho Financial Group Inc.	5.579%	5/26/2035	5,153	5,393
	Mizuho Financial Group Inc.	5.323%	7/8/2036	19,949	20,487
[2]	Morgan Stanley	1.794%	2/13/2032	25,747	22,616
[2]	Morgan Stanley	1.928%	4/28/2032	21,832	19,153
[2]	Morgan Stanley	2.239%	7/21/2032	28,224	25,059
[2]	Morgan Stanley	2.511%	10/20/2032	17,159	15,387
	Morgan Stanley	2.943%	1/21/2033	11,205	10,225
	Morgan Stanley	4.889%	7/20/2033	20,232	20,499
	Morgan Stanley	6.342%	10/18/2033	34,600	37,911
[2]	Morgan Stanley	5.250%	4/21/2034	29,521	30,367
[2]	Morgan Stanley	5.424%	7/21/2034	36,900	38,373
	Morgan Stanley	6.627%	11/1/2034	15,924	17,791
	Morgan Stanley	5.466%	1/18/2035	21,981	22,829
	Morgan Stanley	5.831%	4/19/2035	21,924	23,295
	Morgan Stanley	5.320%	7/19/2035	24,553	25,273
	Morgan Stanley	5.587%	1/18/2036	64,652	67,581
	Morgan Stanley	5.664%	4/17/2036	21,403	22,496

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	2.484%	9/16/2036	29,337	25,782
[2]	Morgan Stanley	4.892%	10/22/2036	8,213	8,145
	Morgan Stanley	5.297%	4/20/2037	22,545	22,922
	Morgan Stanley	5.948%	1/19/2038	21,205	22,346
	Morgan Stanley	5.942%	2/7/2039	11,735	12,353
[3]	MSD Investment Corp.	6.125%	2/5/2031	2,140	2,127
	Nasdaq Inc.	1.650%	1/15/2031	5,233	4,639
	Nasdaq Inc.	5.550%	2/15/2034	10,854	11,400
	NatWest Group plc	6.016%	3/2/2034	16,259	17,433
	NatWest Group plc	5.778%	3/1/2035	7,481	7,912
	Nomura Holdings Inc.	2.608%	7/14/2031	9,133	8,251
	Nomura Holdings Inc.	2.999%	1/22/2032	5,176	4,697
	Nomura Holdings Inc.	6.181%	1/18/2033	4,725	5,105
	Nomura Holdings Inc.	5.783%	7/3/2034	19,875	20,972
	Nomura Holdings Inc.	5.491%	6/29/2035	6,880	7,086
	Nomura Holdings Inc.	5.043%	6/10/2036	8,143	8,047
	Northern Trust Corp.	6.125%	11/2/2032	7,827	8,535
	Northern Trust Corp.	5.117%	11/19/2040	3,382	3,388
	Old Republic International Corp.	5.750%	3/28/2034	2,705	2,813
	ORIX Corp.	2.250%	3/9/2031	4,725	4,253
	ORIX Corp.	4.000%	4/13/2032	4,994	4,848
	ORIX Corp.	5.200%	9/13/2032	4,124	4,253
	ORIX Corp.	5.400%	2/25/2035	6,526	6,728
	PayPal Holdings Inc.	4.400%	6/1/2032	8,800	8,791
	PayPal Holdings Inc.	5.150%	6/1/2034	7,251	7,429
	PayPal Holdings Inc.	5.100%	4/1/2035	9,126	9,288
	PNC Financial Services Group Inc.	4.812%	10/21/2032	6,348	6,461
	PNC Financial Services Group Inc.	4.626%	6/6/2033	4,138	4,107
	PNC Financial Services Group Inc.	6.037%	10/28/2033	21,925	23,683
	PNC Financial Services Group Inc.	5.068%	1/24/2034	16,486	16,863
	PNC Financial Services Group Inc.	5.939%	8/18/2034	8,714	9,351
	PNC Financial Services Group Inc.	6.875%	10/20/2034	17,763	20,091
	PNC Financial Services Group Inc.	5.676%	1/22/2035	11,297	11,907
	PNC Financial Services Group Inc.	5.401%	7/23/2035	17,726	18,345
	PNC Financial Services Group Inc.	5.575%	1/29/2036	26,297	27,428
	PNC Financial Services Group Inc.	5.373%	7/21/2036	5,906	6,081
	Primerica Inc.	2.800%	11/19/2031	6,013	5,460
	Principal Financial Group Inc.	5.375%	3/15/2033	3,880	4,053
	Progressive Corp.	3.000%	3/15/2032	2,145	1,980
	Progressive Corp.	4.950%	6/15/2033	5,683	5,827
[2]	Prudential Financial Inc.	5.750%	7/15/2033	6,469	6,968
	Prudential Financial Inc.	5.200%	3/14/2035	4,521	4,636
	Prudential Financial Inc.	5.125%	3/1/2052	6,252	6,193
	Prudential Financial Inc.	6.000%	9/1/2052	9,236	9,526
	Prudential Financial Inc.	6.750%	3/1/2053	3,082	3,292
	Prudential Financial Inc.	6.500%	3/15/2054	9,533	10,057
	Prudential Funding Asia plc	3.625%	3/24/2032	3,450	3,271
	Regions Financial Corp.	5.502%	9/6/2035	8,455	8,706
	Reinsurance Group of America Inc.	6.000%	9/15/2033	3,654	3,893
	Reinsurance Group of America Inc.	5.750%	9/15/2034	4,137	4,307
	Reinsurance Group of America Inc.	6.650%	9/15/2055	6,180	6,378
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	8,642	9,036
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	6,855	7,153
[2]	Royal Bank of Canada	2.300%	11/3/2031	13,465	12,119
	Royal Bank of Canada	3.875%	5/4/2032	5,643	5,475
[2]	Royal Bank of Canada	5.000%	2/1/2033	21,840	22,464
[2]	Royal Bank of Canada	5.150%	2/1/2034	13,307	13,874
	Santander Holdings USA Inc.	6.342%	5/31/2035	4,340	4,653
	Santander UK Group Holdings plc	2.896%	3/15/2032	5,775	5,300
	Santander UK Group Holdings plc	5.136%	9/22/2036	5,548	5,514
	Selective Insurance Group Inc.	5.900%	4/15/2035	4,000	4,193
	State Street Corp.	2.200%	3/3/2031	11,500	10,349
	State Street Corp.	2.623%	2/7/2033	1,890	1,708
	State Street Corp.	4.164%	8/4/2033	6,696	6,562
	State Street Corp.	4.821%	1/26/2034	7,745	7,842

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	5.159%	5/18/2034	6,399	6,613
	State Street Corp.	6.123%	11/21/2034	7,409	8,007
	State Street Corp.	5.146%	2/28/2036	12,238	12,522
	State Street Corp.	4.784%	10/23/2036	8,887	8,842
	Stewart Information Services Corp.	3.600%	11/15/2031	4,215	3,726
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	2,939	3,075
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	14,928	13,250
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	7,696	8,038
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	14,749	15,698
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	5,104	5,192
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	9,508	10,124
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	4,755	5,086
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	14,889	15,638
	Sumitomo Mitsui Financial Group Inc.	5.632%	1/15/2035	8,504	9,002
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	6,800	6,964
	Synchrony Financial	2.875%	10/28/2031	7,080	6,347
	Synchrony Financial	6.000%	7/29/2036	2,500	2,566
	Synovus Bank	5.957%	1/15/2036	4,432	4,463
[2]	Toronto-Dominion Bank	2.000%	9/10/2031	14,592	13,025
[2]	Toronto-Dominion Bank	2.450%	1/12/2032	5,545	4,955
	Toronto-Dominion Bank	5.298%	1/30/2032	5,408	5,646
[2]	Toronto-Dominion Bank	3.200%	3/10/2032	16,140	15,031
	Toronto-Dominion Bank	4.456%	6/8/2032	15,266	15,236
	Toronto-Dominion Bank	4.928%	10/15/2035	5,435	5,433
	TPG Operating Group II LP	5.875%	3/5/2034	2,640	2,756
	TPG Operating Group II LP	5.375%	1/15/2036	2,000	1,995
	Travelers Cos. Inc.	5.050%	7/24/2035	1,811	1,841
	Travelers Property Casualty Corp.	6.375%	3/15/2033	3,259	3,666
[2]	Truist Financial Corp.	4.916%	7/28/2033	11,306	11,377
[2]	Truist Financial Corp.	6.123%	10/28/2033	7,910	8,541
[2]	Truist Financial Corp.	5.122%	1/26/2034	10,328	10,518
[2]	Truist Financial Corp.	5.867%	6/8/2034	15,621	16,603
[2]	Truist Financial Corp.	5.711%	1/24/2035	16,099	16,944
[2]	Truist Financial Corp.	4.964%	10/23/2036	13,635	13,487
	Unum Group	5.250%	12/15/2035	2,419	2,402
[2]	US Bancorp	2.677%	1/27/2033	5,860	5,282
[2]	US Bancorp	4.967%	7/22/2033	7,688	7,760
	US Bancorp	5.850%	10/21/2033	17,785	19,036
	US Bancorp	4.839%	2/1/2034	24,177	24,361
	US Bancorp	5.836%	6/12/2034	8,600	9,167
	US Bancorp	5.678%	1/23/2035	20,752	21,907
	US Bancorp	5.424%	2/12/2036	5,975	6,207
	US Bancorp	2.491%	11/3/2036	17,912	15,644
	Visa Inc.	1.100%	2/15/2031	7,870	6,860
	Voya Financial Inc.	5.000%	9/20/2034	4,961	4,928
[2]	Wells Fargo & Co.	3.350%	3/2/2033	24,866	23,187
[2]	Wells Fargo & Co.	4.897%	7/25/2033	18,405	18,692
	Wells Fargo & Co.	5.389%	4/24/2034	46,619	48,444
[2]	Wells Fargo & Co.	5.557%	7/25/2034	38,823	40,731
	Wells Fargo & Co.	6.491%	10/23/2034	21,038	23,293
	Wells Fargo & Co.	5.499%	1/23/2035	22,719	23,680
	Wells Fargo & Co.	5.211%	12/3/2035	43,534	44,473
	Wells Fargo & Co.	5.605%	4/23/2036	43,410	45,494
	Wells Fargo & Co.	4.892%	9/15/2036	16,034	15,978
	Western Union Co.	2.750%	3/15/2031	7,505	6,831
	Westpac Banking Corp.	2.150%	6/3/2031	13,694	12,372
	Westpac Banking Corp.	5.405%	8/10/2033	3,400	3,511
	Westpac Banking Corp.	6.820%	11/17/2033	5,377	6,010
[2]	Westpac Banking Corp.	5.618%	11/20/2035	13,952	14,411
	Westpac Banking Corp.	3.020%	11/18/2036	14,315	12,919
	Willis North America Inc.	4.550%	3/15/2031	3,037	3,042
	Willis North America Inc.	5.350%	5/15/2033	6,672	6,883
	Zions Bancorp NA	6.816%	11/19/2035	3,608	3,835
					6,113,384

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Health Care (3.4%)
	AbbVie Inc.	4.950%	3/15/2031	18,429	19,064
	AbbVie Inc.	5.050%	3/15/2034	30,222	31,046
	AbbVie Inc.	4.550%	3/15/2035	15,090	14,871
	AbbVie Inc.	5.200%	3/15/2035	2,358	2,438
	AbbVie Inc.	4.500%	5/14/2035	31,002	30,447
	Adventist Health System	5.430%	3/1/2032	4,325	4,427
	Adventist Health System	5.757%	12/1/2034	4,120	4,246
	Agilent Technologies Inc.	2.300%	3/12/2031	8,110	7,340
	Agilent Technologies Inc.	4.750%	9/9/2034	6,220	6,204
	Amgen Inc.	2.300%	2/25/2031	15,344	13,914
	Amgen Inc.	2.000%	1/15/2032	11,265	9,818
	Amgen Inc.	3.350%	2/22/2032	9,759	9,191
	Amgen Inc.	4.200%	3/1/2033	5,767	5,635
	Amgen Inc.	5.250%	3/2/2033	36,110	37,397
[2]	Ascension Health	4.923%	11/15/2035	7,270	7,283
	AstraZeneca Finance LLC	4.900%	2/26/2031	13,495	13,962
	AstraZeneca Finance LLC	4.875%	3/3/2033	5,189	5,350
	AstraZeneca Finance LLC	5.000%	2/26/2034	12,355	12,780
	Banner Health	1.897%	1/1/2031	3,090	2,767
	Baxter International Inc.	1.730%	4/1/2031	10,620	9,098
	Baxter International Inc.	2.539%	2/1/2032	14,134	12,315
[2]	Baylor Scott & White Holdings	1.777%	11/15/2030	1,282	1,148
	Becton Dickinson & Co.	1.957%	2/11/2031	1,992	1,771
	Becton Dickinson & Co.	4.298%	8/22/2032	8,114	7,985
	Becton Dickinson & Co.	5.110%	2/8/2034	6,099	6,223
	Biogen Inc.	5.750%	5/15/2035	6,399	6,738
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	6,685	6,308
[2]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	2,590	2,602
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	8,121	7,193
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	9,310	9,958
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	10,063	10,488
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	13,144	12,173
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	3,621	3,953
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	23,150	24,069
	Cardinal Health Inc.	5.450%	2/15/2034	4,435	4,608
	Cardinal Health Inc.	5.350%	11/15/2034	9,159	9,437
	Cardinal Health Inc.	5.150%	9/15/2035	3,595	3,654
[2]	Cedars-Sinai Health System	2.288%	8/15/2031	2,720	2,448
	Cencora Inc.	2.700%	3/15/2031	8,556	7,884
	Cencora Inc.	5.125%	2/15/2034	3,270	3,352
	Cencora Inc.	5.150%	2/15/2035	6,845	6,997
	Centene Corp.	2.500%	3/1/2031	16,238	14,006
	Centene Corp.	2.625%	8/1/2031	10,406	8,939
	Cigna Group	2.375%	3/15/2031	17,127	15,506
	Cigna Group	5.125%	5/15/2031	3,292	3,401
	Cigna Group	4.875%	9/15/2032	13,672	13,845
	Cigna Group	5.400%	3/15/2033	9,481	9,873
	Cigna Group	5.250%	2/15/2034	6,152	6,325
	Cigna Group	5.250%	1/15/2036	3,535	3,595
	CommonSpirit Health	5.205%	12/1/2031	10,876	11,263
	CommonSpirit Health	5.318%	12/1/2034	7,675	7,821
	CommonSpirit Health	4.825%	9/1/2035	2,575	2,548
[2]	CommonSpirit Health	4.975%	9/1/2035	3,250	3,213
	CVS Health Corp.	1.750%	8/21/2030	2,295	2,039
	CVS Health Corp.	5.250%	1/30/2031	8,045	8,310
	CVS Health Corp.	1.875%	2/28/2031	19,208	16,867
	CVS Health Corp.	5.550%	6/1/2031	3,830	4,010
	CVS Health Corp.	2.125%	9/15/2031	9,455	8,306
	CVS Health Corp.	5.000%	9/15/2032	4,914	5,010
	CVS Health Corp.	5.250%	2/21/2033	12,601	12,976
	CVS Health Corp.	5.300%	6/1/2033	13,289	13,722
	CVS Health Corp.	5.700%	6/1/2034	14,129	14,818
	CVS Health Corp.	5.450%	9/15/2035	17,816	18,231
	Elevance Health Inc.	2.550%	3/15/2031	10,115	9,235

Intermediate-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Elevance Health Inc.	4.950%	11/1/2031	11,549	11,797
Elevance Health Inc.	4.600%	9/15/2032	7,651	7,634
Elevance Health Inc.	5.500%	10/15/2032	7,380	7,765
Elevance Health Inc.	4.750%	2/15/2033	8,923	8,955
Elevance Health Inc.	5.375%	6/15/2034	9,390	9,700
Elevance Health Inc.	5.950%	12/15/2034	1,696	1,810
Elevance Health Inc.	5.200%	2/15/2035	15,020	15,333
Eli Lilly & Co.	4.250%	3/15/2031	5,108	5,147
Eli Lilly & Co.	4.900%	2/12/2032	10,489	10,853
Eli Lilly & Co.	4.550%	10/15/2032	9,716	9,850
Eli Lilly & Co.	4.700%	2/27/2033	4,646	4,745
Eli Lilly & Co.	4.700%	2/9/2034	14,590	14,781
Eli Lilly & Co.	4.600%	8/14/2034	8,209	8,237
Eli Lilly & Co.	5.100%	2/12/2035	10,260	10,610
Eli Lilly & Co.	4.900%	10/15/2035	14,387	14,629
GE HealthCare Technologies Inc.	4.800%	1/15/2031	2,275	2,317
GE HealthCare Technologies Inc.	5.905%	11/22/2032	16,000	17,222
GE HealthCare Technologies Inc.	5.500%	6/15/2035	7,710	8,014
GE HealthCare Technologies Inc.	4.950%	12/15/2035	1,914	1,912
Gilead Sciences Inc.	5.250%	10/15/2033	10,801	11,348
Gilead Sciences Inc.	5.100%	6/15/2035	10,287	10,539
Gilead Sciences Inc.	4.600%	9/1/2035	9,739	9,629
GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	3,269	3,455
GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	8,991	9,082
HCA Inc.	5.450%	4/1/2031	14,867	15,511
HCA Inc.	2.375%	7/15/2031	9,640	8,635
HCA Inc.	5.500%	3/1/2032	7,880	8,212
HCA Inc.	3.625%	3/15/2032	19,863	18,759
HCA Inc.	4.600%	11/15/2032	4,979	4,941
HCA Inc.	5.500%	6/1/2033	7,618	7,924
HCA Inc.	5.600%	4/1/2034	12,068	12,586
HCA Inc.	5.450%	9/15/2034	15,856	16,317
HCA Inc.	5.750%	3/1/2035	18,072	18,963
HCA Inc.	4.900%	11/15/2035	9,552	9,422
Humana Inc.	5.375%	4/15/2031	15,400	15,909
Humana Inc.	2.150%	2/3/2032	13,151	11,397
Humana Inc.	5.875%	3/1/2033	6,055	6,360
Humana Inc.	5.950%	3/15/2034	7,888	8,279
Humana Inc.	5.550%	5/1/2035	7,517	7,670
Icon Investments Six DAC	6.000%	5/8/2034	4,325	4,575
Illumina Inc.	2.550%	3/23/2031	6,395	5,797
Johnson & Johnson	4.900%	6/1/2031	13,393	13,976
Johnson & Johnson	4.850%	3/1/2032	13,267	13,771
Johnson & Johnson	4.375%	12/5/2033	3,275	3,320
Johnson & Johnson	5.000%	3/1/2035	11,298	11,764
Laboratory Corp. of America Holdings	2.700%	6/1/2031	2,594	2,379
Laboratory Corp. of America Holdings	4.550%	4/1/2032	5,147	5,140
Laboratory Corp. of America Holdings	4.800%	10/1/2034	9,351	9,265
McKesson Corp.	4.950%	5/30/2032	8,203	8,425
McKesson Corp.	5.100%	7/15/2033	2,972	3,071
McKesson Corp.	5.250%	5/30/2035	7,187	7,419
Medtronic Global Holdings SCA	4.500%	3/30/2033	9,514	9,548
Medtronic Inc.	4.375%	3/15/2035	13,737	13,489
Merck & Co. Inc.	4.150%	3/15/2031	7,817	7,792
Merck & Co. Inc.	2.150%	12/10/2031	28,716	25,557
Merck & Co. Inc.	4.550%	9/15/2032	8,950	9,050
Merck & Co. Inc.	4.450%	12/4/2032	4,145	4,152
Merck & Co. Inc.	4.500%	5/17/2033	3,639	3,674
Merck & Co. Inc.	4.950%	9/15/2035	18,100	18,380
Merck & Co. Inc.	4.750%	12/4/2035	8,216	8,196
Novartis Capital Corp.	2.200%	8/14/2030	6,529	6,038
Novartis Capital Corp.	4.000%	9/18/2031	10,179	10,127
Novartis Capital Corp.	4.300%	11/5/2032	9,425	9,379
Novartis Capital Corp.	4.200%	9/18/2034	10,312	10,081
Novartis Capital Corp.	4.600%	11/5/2035	10,452	10,357

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	3,165	2,710
	OhioHealth Corp.	2.297%	11/15/2031	3,449	3,097
	Orlando Health Obligated Group	5.475%	10/1/2035	2,656	2,770
	PeaceHealth Obligated Group	4.855%	11/15/2032	910	918
	Pfizer Inc.	1.750%	8/18/2031	12,529	11,064
	Pfizer Inc.	4.500%	11/15/2032	12,450	12,474
	Pfizer Inc.	4.875%	11/15/2035	18,032	18,096
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	41,981	42,445
[2]	Piedmont Healthcare Inc.	2.044%	1/1/2032	1,940	1,680
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	6,425	6,644
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	4,900	5,048
	Quest Diagnostics Inc.	2.800%	6/30/2031	3,749	3,455
	Quest Diagnostics Inc.	6.400%	11/30/2033	3,088	3,418
	Quest Diagnostics Inc.	5.000%	12/15/2034	10,887	11,013
	Revvity Inc.	2.550%	3/15/2031	4,288	3,874
	Revvity Inc.	2.250%	9/15/2031	6,711	5,908
	Royalty Pharma plc	2.200%	9/2/2030	8,521	7,727
	Royalty Pharma plc	2.150%	9/2/2031	5,992	5,272
	Royalty Pharma plc	5.400%	9/2/2034	2,199	2,252
	Royalty Pharma plc	5.200%	9/25/2035	5,095	5,123
	Sanofi SA	4.200%	11/3/2032	10,750	10,730
	Smith & Nephew plc	5.400%	3/20/2034	6,510	6,722
	Solventum Corp.	5.450%	3/13/2031	8,351	8,710
	Solventum Corp.	5.600%	3/23/2034	14,630	15,229
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	5,819	5,366
	Stryker Corp.	4.625%	9/11/2034	5,186	5,157
	Stryker Corp.	5.200%	2/10/2035	9,680	9,946
[2]	Sutter Health	2.294%	8/15/2030	2,863	2,633
[2]	Sutter Health	5.537%	8/15/2035	12,159	12,696
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	9,431	9,730
	Takeda US Financing Inc.	5.200%	7/7/2035	14,500	14,760
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	2,900	2,899
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	12,166	10,853
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	6,800	6,816
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	6,644	6,859
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	12,710	13,183
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	3,435	3,445
	UnitedHealth Group Inc.	4.650%	1/15/2031	6,176	6,304
	UnitedHealth Group Inc.	4.900%	4/15/2031	11,376	11,675
	UnitedHealth Group Inc.	2.300%	5/15/2031	18,152	16,374
	UnitedHealth Group Inc.	4.950%	1/15/2032	12,918	13,244
	UnitedHealth Group Inc.	4.200%	5/15/2032	11,917	11,769
	UnitedHealth Group Inc.	5.350%	2/15/2033	14,228	14,824
	UnitedHealth Group Inc.	4.500%	4/15/2033	16,931	16,803
	UnitedHealth Group Inc.	5.000%	4/15/2034	9,451	9,601
	UnitedHealth Group Inc.	5.150%	7/15/2034	18,607	19,061
	UnitedHealth Group Inc.	5.300%	6/15/2035	17,230	17,834
	UnitedHealth Group Inc.	4.625%	7/15/2035	140	138
	Universal Health Services Inc.	5.050%	10/15/2034	5,400	5,298
	UPMC	5.035%	5/15/2033	4,300	4,384
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	11,587	10,476
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	7,966	8,121
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	2,935	3,044
	Zoetis Inc.	5.600%	11/16/2032	7,518	7,985
	Zoetis Inc.	5.000%	8/17/2035	7,087	7,165
					1,718,234
Industrials (2.2%)
	3M Co.	5.150%	3/15/2035	5,287	5,404
	AGCO Corp.	5.800%	3/21/2034	5,911	6,182
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	4,748	4,942
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	3,450	3,602
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	5,899	5,383
[2]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	4,701	4,663
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	2,908	2,749

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amphenol Corp.	2.200%	9/15/2031	7,445	6,648
	Amphenol Corp.	4.400%	2/15/2033	27,499	27,204
	Amphenol Corp.	5.250%	4/5/2034	5,734	5,960
	Amphenol Corp.	5.000%	1/15/2035	10,223	10,410
	Boeing Co.	3.625%	2/1/2031	16,011	15,383
	Boeing Co.	6.388%	5/1/2031	9,286	10,074
	Boeing Co.	6.125%	2/15/2033	4,919	5,315
	Boeing Co.	3.600%	5/1/2034	8,220	7,470
	Boeing Co.	6.528%	5/1/2034	24,680	27,297
	Boeing Co.	3.250%	2/1/2035	6,850	5,996
	Canadian National Railway Co.	4.200%	3/12/2031	4,100	4,089
	Canadian National Railway Co.	3.850%	8/5/2032	4,853	4,711
	Canadian National Railway Co.	4.750%	11/12/2035	3,203	3,200
	Canadian Pacific Railway Co.	2.450%	12/2/2031	17,389	15,650
	Canadian Pacific Railway Co.	5.200%	3/30/2035	6,958	7,160
	Carrier Global Corp.	2.700%	2/15/2031	4,989	4,622
	Carrier Global Corp.	5.900%	3/15/2034	7,523	8,072
	Caterpillar Inc.	5.200%	5/15/2035	4,327	4,490
	CSX Corp.	4.100%	11/15/2032	19,181	18,816
	CSX Corp.	5.050%	6/15/2035	10,500	10,681
	Cummins Inc.	4.700%	2/15/2031	10,380	10,597
	Cummins Inc.	5.150%	2/20/2034	3,906	4,044
	Cummins Inc.	5.300%	5/9/2035	11,881	12,325
	Deere & Co.	5.450%	1/16/2035	9,608	10,136
	Dover Corp.	5.375%	10/15/2035	2,625	2,742
	Eaton Corp.	4.000%	11/2/2032	6,179	6,054
	Eaton Corp.	4.150%	3/15/2033	10,952	10,773
	Embraer Netherlands Finance BV	5.980%	2/11/2035	5,365	5,689
	Emerson Electric Co.	2.200%	12/21/2031	9,923	8,855
	Emerson Electric Co.	5.000%	3/15/2035	2,434	2,495
[2]	FedEx Corp.	4.250%	5/15/2030	7,199	7,228
[2]	FedEx Corp.	2.400%	5/15/2031	8,903	8,059
[2]	FedEx Corp.	4.900%	1/15/2034	2,765	2,775
	Flowserve Corp.	2.800%	1/15/2032	2,450	2,191
	GE Capital Funding LLC	4.550%	5/15/2032	5,819	5,878
	General Dynamics Corp.	2.250%	6/1/2031	2,676	2,432
[2]	General Electric Co.	6.750%	3/15/2032	4,239	4,800
	GXO Logistics Inc.	2.650%	7/15/2031	7,897	7,111
	GXO Logistics Inc.	6.500%	5/6/2034	5,100	5,510
	HEICO Corp.	5.350%	8/1/2033	4,980	5,160
	Hexcel Corp.	5.875%	2/26/2035	2,675	2,801
	Honeywell International Inc.	1.750%	9/1/2031	8,341	7,284
	Honeywell International Inc.	4.950%	9/1/2031	6,547	6,764
	Honeywell International Inc.	4.750%	2/1/2032	8,061	8,217
	Honeywell International Inc.	5.000%	2/15/2033	13,305	13,685
	Honeywell International Inc.	4.500%	1/15/2034	5,511	5,458
	Honeywell International Inc.	5.000%	3/1/2035	13,757	14,000
	Howmet Aerospace Inc.	4.850%	10/15/2031	4,685	4,807
	Howmet Aerospace Inc.	4.550%	11/15/2032	3,992	4,009
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	9,450	9,990
	Ingersoll Rand Inc.	5.314%	6/15/2031	4,025	4,211
	Ingersoll Rand Inc.	5.700%	8/14/2033	9,285	9,835
	Ingersoll Rand Inc.	5.450%	6/15/2034	6,791	7,063
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	2,860	3,013
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	1,505	1,433
[2]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	3,271	2,934
	John Deere Capital Corp.	1.450%	1/15/2031	5,401	4,755
[2]	John Deere Capital Corp.	4.900%	3/7/2031	11,435	11,803
	John Deere Capital Corp.	4.400%	9/8/2031	14,111	14,244
[2]	John Deere Capital Corp.	3.900%	6/7/2032	10,384	10,169
[2]	John Deere Capital Corp.	4.350%	9/15/2032	6,331	6,347
[2]	John Deere Capital Corp.	5.150%	9/8/2033	14,254	14,931
[2]	John Deere Capital Corp.	5.100%	4/11/2034	9,121	9,428
[2]	John Deere Capital Corp.	5.050%	6/12/2034	8,838	9,124
	Johnson Controls International plc	2.000%	9/16/2031	4,925	4,337

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson Controls International plc	4.900%	12/1/2032	6,580	6,697
	Kennametal Inc.	2.800%	3/1/2031	1,671	1,528
	Keysight Technologies Inc.	4.950%	10/15/2034	4,080	4,112
	L3Harris Technologies Inc.	1.800%	1/15/2031	9,619	8,491
	L3Harris Technologies Inc.	5.250%	6/1/2031	12,565	13,071
	L3Harris Technologies Inc.	5.400%	7/31/2033	14,826	15,441
	L3Harris Technologies Inc.	5.350%	6/1/2034	4,905	5,074
	LKQ Corp.	6.250%	6/15/2033	3,385	3,623
	Lockheed Martin Corp.	4.700%	12/15/2031	4,856	4,975
	Lockheed Martin Corp.	3.900%	6/15/2032	8,764	8,583
	Lockheed Martin Corp.	5.250%	1/15/2033	6,333	6,653
	Lockheed Martin Corp.	4.750%	2/15/2034	8,805	8,921
	Lockheed Martin Corp.	4.800%	8/15/2034	5,930	5,986
	Lockheed Martin Corp.	5.000%	8/15/2035	11,433	11,651
	Norfolk Southern Corp.	2.300%	5/15/2031	5,033	4,555
	Norfolk Southern Corp.	3.000%	3/15/2032	15,324	14,120
	Norfolk Southern Corp.	4.450%	3/1/2033	305	304
	Norfolk Southern Corp.	5.550%	3/15/2034	16,814	17,747
	Norfolk Southern Corp.	5.100%	5/1/2035	4,375	4,466
	Northrop Grumman Corp.	4.700%	3/15/2033	9,920	10,012
	Northrop Grumman Corp.	4.900%	6/1/2034	8,325	8,436
	nVent Finance Sarl	2.750%	11/15/2031	3,180	2,862
	nVent Finance Sarl	5.650%	5/15/2033	5,665	5,910
	Otis Worldwide Corp.	5.125%	11/19/2031	6,285	6,520
	Otis Worldwide Corp.	5.131%	9/4/2035	3,910	3,984
[2]	PACCAR Financial Corp.	5.000%	3/22/2034	3,345	3,460
[2]	Parker-Hannifin Corp.	4.200%	11/21/2034	4,369	4,239
	Pentair Finance Sarl	5.900%	7/15/2032	4,345	4,612
	Regal Rexnord Corp.	6.400%	4/15/2033	10,158	10,924
	Republic Services Inc.	1.450%	2/15/2031	5,945	5,183
	Republic Services Inc.	1.750%	2/15/2032	2,426	2,093
	Republic Services Inc.	2.375%	3/15/2033	4,847	4,232
	Republic Services Inc.	5.000%	12/15/2033	3,285	3,394
	Republic Services Inc.	5.000%	4/1/2034	7,446	7,631
	Republic Services Inc.	5.150%	3/15/2035	17,394	17,957
	Rockwell Automation Inc.	1.750%	8/15/2031	3,190	2,790
	RTX Corp.	6.000%	3/15/2031	11,467	12,351
	RTX Corp.	2.375%	3/15/2032	16,792	14,953
	RTX Corp.	5.150%	2/27/2033	9,662	10,001
	RTX Corp.	6.100%	3/15/2034	15,219	16,660
	Ryder System Inc.	6.600%	12/1/2033	6,263	6,989
	Southwest Airlines Co.	5.250%	11/15/2035	3,426	3,352
	Teledyne Technologies Inc.	2.750%	4/1/2031	9,663	8,942
	Textron Inc.	6.100%	11/15/2033	4,640	5,003
	Textron Inc.	5.500%	5/15/2035	4,555	4,719
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	3,410	3,552
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	4,270	4,372
	Trimble Inc.	6.100%	3/15/2033	6,696	7,212
	Triton Container International Ltd.	3.250%	3/15/2032	6,161	5,588
	Tyco Electronics Group SA	2.500%	2/4/2032	6,605	5,920
	Union Pacific Corp.	2.375%	5/20/2031	8,081	7,411
	Union Pacific Corp.	2.800%	2/14/2032	11,071	10,161
	Union Pacific Corp.	4.500%	1/20/2033	5,603	5,653
	Union Pacific Corp.	5.100%	2/20/2035	5,129	5,291
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	6,881	7,187
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	2,318	2,128
	United Parcel Service Inc.	4.875%	3/3/2033	10,219	10,517
	United Parcel Service Inc.	5.250%	5/14/2035	10,355	10,734
	Veralto Corp.	5.450%	9/18/2033	7,150	7,464
	Vontier Corp.	2.950%	4/1/2031	5,732	5,259
	Waste Connections Inc.	2.200%	1/15/2032	8,350	7,376
	Waste Connections Inc.	3.200%	6/1/2032	4,432	4,122
	Waste Connections Inc.	4.200%	1/15/2033	7,649	7,497
	Waste Connections Inc.	5.000%	3/1/2034	3,787	3,863
	Waste Connections Inc.	5.250%	9/1/2035	5,690	5,891

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Waste Management Inc.	1.500%	3/15/2031	9,990	8,721
	Waste Management Inc.	4.950%	7/3/2031	5,300	5,483
	Waste Management Inc.	4.800%	3/15/2032	7,457	7,626
	Waste Management Inc.	4.150%	4/15/2032	8,397	8,319
	Waste Management Inc.	4.625%	2/15/2033	4,826	4,889
	Waste Management Inc.	4.875%	2/15/2034	10,823	11,105
	Waste Management Inc.	4.950%	3/15/2035	14,773	15,003
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/2034	3,080	3,236
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	8,150	8,498
	WW Grainger Inc.	4.450%	9/15/2034	5,555	5,507
	Xylem Inc.	2.250%	1/30/2031	4,872	4,419
					1,094,880
Materials (1.1%)
	Air Products and Chemicals Inc.	4.800%	3/3/2033	2,818	2,869
	Air Products and Chemicals Inc.	4.850%	2/8/2034	13,559	13,781
	Albemarle Corp.	5.050%	6/1/2032	4,898	4,932
	Amcor Finance USA Inc.	5.625%	5/26/2033	5,684	5,937
	Amcor Flexibles North America Inc.	2.690%	5/25/2031	7,244	6,623
	Amcor Flexibles North America Inc.	5.500%	3/17/2035	9,323	9,638
	Amrize Finance US LLC	5.400%	4/7/2035	12,611	13,002
	AptarGroup Inc.	4.750%	3/30/2031	2,649	2,668
	ArcelorMittal SA	6.800%	11/29/2032	11,171	12,510
	ArcelorMittal SA	6.000%	6/17/2034	3,545	3,814
	Berry Global Inc.	5.800%	6/15/2031	10,722	11,324
	Berry Global Inc.	5.650%	1/15/2034	8,784	9,158
	BHP Billiton Finance USA Ltd.	5.125%	2/21/2032	3,724	3,858
	BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	6,141	6,262
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	12,801	13,294
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	6,156	6,357
	Cabot Corp.	5.000%	6/30/2032	3,550	3,611
	Carlisle Cos. Inc.	2.200%	3/1/2032	4,505	3,930
	Carlisle Cos. Inc.	5.250%	9/15/2035	4,400	4,491
	CF Industries Inc.	5.150%	3/15/2034	6,850	6,881
	CF Industries Inc.	5.300%	11/26/2035	6,300	6,282
	CRH America Finance Inc.	4.400%	2/9/2031	4,483	4,485
	CRH America Finance Inc.	5.400%	5/21/2034	5,895	6,114
	CRH America Finance Inc.	5.500%	1/9/2035	11,191	11,659
	Dow Chemical Co.	6.300%	3/15/2033	4,531	4,802
	Dow Chemical Co.	4.250%	10/1/2034	35	32
	Dow Chemical Co.	5.350%	3/15/2035	5,421	5,363
	Eagle Materials Inc.	2.500%	7/1/2031	7,863	7,141
	Eastman Chemical Co.	5.750%	3/8/2033	1,720	1,804
	Eastman Chemical Co.	5.625%	2/20/2034	6,904	7,125
	Ecolab Inc.	1.300%	1/30/2031	3,775	3,281
	Ecolab Inc.	2.125%	2/1/2032	6,095	5,380
	Ecolab Inc.	5.000%	9/1/2035	1,200	1,223
	EIDP Inc.	5.125%	5/15/2032	7,445	7,639
	EIDP Inc.	4.800%	5/15/2033	5,275	5,269
	Freeport-McMoRan Inc.	5.400%	11/14/2034	6,585	6,792
	Gerdau Trade Inc.	5.750%	6/9/2035	6,361	6,576
	Kinross Gold Corp.	6.250%	7/15/2033	4,125	4,504
	Lubrizol Corp.	6.500%	10/1/2034	3,380	3,812
	LYB International Finance III LLC	5.625%	5/15/2033	4,974	5,048
	LYB International Finance III LLC	5.500%	3/1/2034	6,000	5,934
	LYB International Finance III LLC	6.150%	5/15/2035	1,820	1,868
	Martin Marietta Materials Inc.	2.400%	7/15/2031	7,614	6,864
	Martin Marietta Materials Inc.	5.150%	12/1/2034	6,558	6,687
	Mosaic Co.	5.450%	11/15/2033	4,674	4,802
	NewMarket Corp.	2.700%	3/18/2031	3,895	3,562
	Newmont Corp.	2.600%	7/15/2032	9,158	8,341
	Newmont Corp.	5.350%	3/15/2034	28,560	29,913
[2]	Newmont Corp.	5.875%	4/1/2035	1,957	2,115
	Nucor Corp.	3.125%	4/1/2032	3,108	2,887
	Nucor Corp.	5.100%	6/1/2035	7,511	7,680

Intermediate-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nutrien Ltd.	5.250%	3/12/2032	9,920	10,218
Nutrien Ltd.	5.400%	6/21/2034	13,119	13,524
Nutrien Ltd.	4.125%	3/15/2035	345	319
Packaging Corp. of America	5.700%	12/1/2033	3,552	3,747
Packaging Corp. of America	5.200%	8/15/2035	8,171	8,297
PPG Industries Inc.	4.375%	3/15/2031	6,646	6,640
Rio Tinto Alcan Inc.	6.125%	12/15/2033	11,781	12,893
Rio Tinto Alcan Inc.	5.750%	6/1/2035	250	266
Rio Tinto Finance USA plc	5.000%	3/14/2032	5,882	6,065
Rio Tinto Finance USA plc	5.250%	3/14/2035	16,447	16,950
RPM International Inc.	2.950%	1/15/2032	2,803	2,537
Sherwin-Williams Co.	4.800%	9/1/2031	12,630	12,926
Sherwin-Williams Co.	5.150%	8/15/2035	8,383	8,533
Smurfit Kappa Treasury ULC	5.438%	4/3/2034	16,037	16,601
Smurfit Westrock Financing DAC	5.418%	1/15/2035	13,877	14,308
Smurfit Westrock Financing DAC	5.185%	1/15/2036	9,158	9,224
Sonoco Products Co.	2.850%	2/1/2032	4,366	3,941
Sonoco Products Co.	5.000%	9/1/2034	6,263	6,203
Southern Copper Corp.	7.500%	7/27/2035	9,224	10,855
Steel Dynamics Inc.	3.250%	1/15/2031	6,719	6,383
Steel Dynamics Inc.	5.375%	8/15/2034	3,891	4,028
Steel Dynamics Inc.	5.250%	5/15/2035	7,225	7,375
Suzano Austria GmbH	3.750%	1/15/2031	10,339	9,746
Suzano Austria GmbH	3.125%	1/15/2032	9,893	8,835
Vale Overseas Ltd.	6.125%	6/12/2033	13,279	14,189
Vale Overseas Ltd.	8.250%	1/17/2034	3,014	3,621
Vulcan Materials Co.	5.350%	12/1/2034	7,009	7,268
Westlake Corp.	5.550%	11/15/2035	8,066	8,071
WRKCo Inc.	4.200%	6/1/2032	3,390	3,292
WRKCo Inc.	3.000%	6/15/2033	7,245	6,456
Yamana Gold Inc.	2.630%	8/15/2031	3,902	3,510
				576,745
Real Estate (2.1%)
Agree LP	4.800%	10/1/2032	4,610	4,643
Agree LP	5.625%	6/15/2034	1,337	1,399
Agree LP	5.600%	6/15/2035	5,635	5,900
Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	7,899	8,005
Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	4,562	4,263
Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	12,999	10,993
Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	7,645	6,257
Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	7,379	6,316
Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	3,195	3,248
American Assets Trust LP	3.375%	2/1/2031	6,712	6,119
American Assets Trust LP	6.150%	10/1/2034	4,594	4,659
American Homes 4 Rent LP	2.375%	7/15/2031	4,005	3,580
American Homes 4 Rent LP	3.625%	4/15/2032	3,426	3,238
American Homes 4 Rent LP	5.500%	2/1/2034	5,655	5,846
American Homes 4 Rent LP	5.500%	7/15/2034	4,082	4,217
American Homes 4 Rent LP	5.250%	3/15/2035	6,036	6,129
American Tower Corp.	2.700%	4/15/2031	8,780	8,055
American Tower Corp.	2.300%	9/15/2031	10,283	9,134
American Tower Corp.	4.050%	3/15/2032	7,095	6,904
American Tower Corp.	5.650%	3/15/2033	8,208	8,644
American Tower Corp.	5.550%	7/15/2033	7,919	8,294
American Tower Corp.	5.400%	1/31/2035	13,690	14,089
American Tower Corp.	5.350%	3/15/2035	6,484	6,649
Americold Realty Operating Partnership LP	5.600%	5/15/2032	3,893	3,921
Americold Realty Operating Partnership LP	5.409%	9/12/2034	5,210	5,085
AvalonBay Communities Inc.	2.050%	1/15/2032	8,391	7,365
AvalonBay Communities Inc.	5.000%	2/15/2033	6,382	6,535
AvalonBay Communities Inc.	5.300%	12/7/2033	3,578	3,731
AvalonBay Communities Inc.	5.350%	6/1/2034	200	208
AvalonBay Communities Inc.	5.000%	8/1/2035	3,610	3,648
Boston Properties LP	3.250%	1/30/2031	8,797	8,247

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boston Properties LP	2.550%	4/1/2032	5,272	4,601
	Boston Properties LP	2.450%	10/1/2033	11,403	9,444
	Boston Properties LP	6.500%	1/15/2034	3,104	3,342
	Boston Properties LP	5.750%	1/15/2035	8,275	8,513
	Brixmor Operating Partnership LP	2.500%	8/16/2031	7,229	6,494
	Brixmor Operating Partnership LP	5.200%	4/1/2032	2,170	2,221
	Brixmor Operating Partnership LP	5.500%	2/15/2034	3,154	3,253
	Brixmor Operating Partnership LP	5.750%	2/15/2035	3,341	3,508
	Broadstone Net Lease LLC	2.600%	9/15/2031	3,108	2,750
	CBRE Services Inc.	2.500%	4/1/2031	6,365	5,777
	CBRE Services Inc.	4.900%	1/15/2033	5,097	5,120
	CBRE Services Inc.	5.950%	8/15/2034	4,265	4,558
	CBRE Services Inc.	5.500%	6/15/2035	5,851	6,045
	COPT Defense Properties LP	4.500%	10/15/2030	4,322	4,302
	COPT Defense Properties LP	2.750%	4/15/2031	6,166	5,626
	COPT Defense Properties LP	2.900%	12/1/2033	4,441	3,791
	Cousins Properties LP	5.375%	2/15/2032	5,581	5,752
	Cousins Properties LP	5.875%	10/1/2034	3,570	3,729
	Crown Castle Inc.	2.250%	1/15/2031	12,996	11,611
	Crown Castle Inc.	2.100%	4/1/2031	8,311	7,333
	Crown Castle Inc.	2.500%	7/15/2031	7,606	6,797
	Crown Castle Inc.	5.100%	5/1/2033	1,887	1,902
	Crown Castle Inc.	5.800%	3/1/2034	9,560	10,025
	Crown Castle Inc.	5.200%	9/1/2034	4,796	4,843
	CubeSmart LP	2.000%	2/15/2031	1,980	1,751
	CubeSmart LP	2.500%	2/15/2032	5,923	5,240
	CubeSmart LP	5.125%	11/1/2035	10,837	10,841
	DOC DR LLC	2.625%	11/1/2031	3,576	3,216
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	7,100	7,347
	Equinix Inc.	2.500%	5/15/2031	12,288	11,128
	Equinix Inc.	3.900%	4/15/2032	8,565	8,228
	ERP Operating LP	1.850%	8/1/2031	6,995	6,168
	ERP Operating LP	4.950%	6/15/2032	6,665	6,815
	ERP Operating LP	4.650%	9/15/2034	6,139	6,076
	Essential Properties LP	2.950%	7/15/2031	5,294	4,834
	Essential Properties LP	5.400%	12/1/2035	1,100	1,104
	Essex Portfolio LP	1.650%	1/15/2031	1,540	1,344
	Essex Portfolio LP	2.550%	6/15/2031	4	4
	Essex Portfolio LP	2.650%	3/15/2032	8,480	7,564
	Essex Portfolio LP	5.500%	4/1/2034	4,707	4,874
	Essex Portfolio LP	5.375%	4/1/2035	6,629	6,822
	Essex Portfolio LP	4.875%	2/15/2036	5,000	4,906
	Extra Space Storage LP	5.900%	1/15/2031	6,659	7,063
	Extra Space Storage LP	2.550%	6/1/2031	5,257	4,750
	Extra Space Storage LP	2.400%	10/15/2031	6,251	5,552
	Extra Space Storage LP	2.350%	3/15/2032	8,478	7,422
	Extra Space Storage LP	4.950%	1/15/2033	3,280	3,312
	Extra Space Storage LP	5.400%	2/1/2034	5,635	5,785
	Extra Space Storage LP	5.350%	1/15/2035	3,405	3,483
	Extra Space Storage LP	5.400%	6/15/2035	4,243	4,348
	Federal Realty OP LP	3.500%	6/1/2030	5,655	5,468
	GLP Capital LP	4.000%	1/15/2031	6,278	6,004
	GLP Capital LP	3.250%	1/15/2032	4,895	4,423
	GLP Capital LP	5.250%	2/15/2033	2,238	2,242
	GLP Capital LP	6.750%	12/1/2033	3,701	4,012
	GLP Capital LP	5.625%	9/15/2034	7,745	7,853
	Healthcare Realty Holdings LP	2.000%	3/15/2031	7,157	6,281
	Healthpeak OP LLC	2.875%	1/15/2031	4,375	4,054
	Healthpeak OP LLC	5.250%	12/15/2032	6,214	6,365
	Healthpeak OP LLC	5.375%	2/15/2035	3,455	3,528
	Highwoods Realty LP	2.600%	2/1/2031	4,227	3,789
	Highwoods Realty LP	5.350%	1/15/2033	6,642	6,643
	Highwoods Realty LP	7.650%	2/1/2034	4,556	5,199
[2]	Host Hotels & Resorts LP	2.900%	12/15/2031	3,369	3,053
	Host Hotels & Resorts LP	5.700%	6/15/2032	5,000	5,219

Intermediate-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Host Hotels & Resorts LP	5.700%	7/1/2034	6,231	6,437
Host Hotels & Resorts LP	5.500%	4/15/2035	3,534	3,575
Invitation Homes Operating Partnership LP	2.000%	8/15/2031	9,888	8,642
Invitation Homes Operating Partnership LP	4.150%	4/15/2032	3,993	3,878
Invitation Homes Operating Partnership LP	4.950%	1/15/2033	7,701	7,814
Invitation Homes Operating Partnership LP	5.500%	8/15/2033	3,011	3,120
Invitation Homes Operating Partnership LP	2.700%	1/15/2034	2,548	2,179
Kilroy Realty LP	2.500%	11/15/2032	5,770	4,815
Kilroy Realty LP	2.650%	11/15/2033	4,205	3,451
Kimco Realty OP LLC	2.250%	12/1/2031	2,077	1,843
Kimco Realty OP LLC	3.200%	4/1/2032	9,344	8,677
Kimco Realty OP LLC	4.600%	2/1/2033	5,925	5,918
Kimco Realty OP LLC	6.400%	3/1/2034	4,168	4,598
Kimco Realty OP LLC	4.850%	3/1/2035	5,167	5,143
Kite Realty Group LP	4.950%	12/15/2031	4,402	4,473
Kite Realty Group LP	5.200%	8/15/2032	2,010	2,055
Kite Realty Group LP	5.500%	3/1/2034	3,794	3,913
LXP Industrial Trust	2.375%	10/1/2031	3,563	3,112
Mid-America Apartments LP	5.300%	2/15/2032	4,071	4,244
Mid-America Apartments LP	4.650%	1/15/2033	30	30
Mid-America Apartments LP	5.000%	3/15/2034	3,235	3,268
Mid-America Apartments LP	4.950%	3/1/2035	1,925	1,939
National Health Investors Inc.	3.000%	2/1/2031	7,226	6,558
NNN REIT Inc.	4.600%	2/15/2031	5,305	5,339
NNN REIT Inc.	5.600%	10/15/2033	6,155	6,433
NNN REIT Inc.	5.500%	6/15/2034	4,520	4,678
Omega Healthcare Investors Inc.	3.375%	2/1/2031	3,096	2,893
Omega Healthcare Investors Inc.	3.250%	4/15/2033	7,807	6,937
Phillips Edison Grocery Center Operating Partnership I LP	5.250%	8/15/2032	4,391	4,489
Phillips Edison Grocery Center Operating Partnership I LP	4.950%	1/15/2035	2,804	2,766
Piedmont Operating Partnership LP	2.750%	4/1/2032	3,306	2,843
Prologis LP	1.250%	10/15/2030	6,921	6,061
Prologis LP	2.250%	1/15/2032	2,824	2,500
Prologis LP	4.625%	1/15/2033	8,085	8,154
Prologis LP	4.750%	6/15/2033	8,493	8,563
Prologis LP	5.125%	1/15/2034	8,644	8,876
Prologis LP	5.000%	3/15/2034	7,686	7,827
Prologis LP	5.000%	1/31/2035	3,956	4,009
Prologis LP	5.250%	5/15/2035	10,926	11,266
Public Storage Operating Co.	2.250%	11/9/2031	12,832	11,447
Public Storage Operating Co.	5.100%	8/1/2033	7,017	7,267
Public Storage Operating Co.	5.000%	7/1/2035	4,790	4,860
Rayonier LP	2.750%	5/17/2031	5,345	4,817
Realty Income Corp.	3.250%	1/15/2031	11,863	11,289
Realty Income Corp.	3.200%	2/15/2031	8,704	8,253
Realty Income Corp.	2.700%	2/15/2032	70	63
Realty Income Corp.	5.625%	10/13/2032	10,253	10,880
Realty Income Corp.	2.850%	12/15/2032	6,828	6,125
Realty Income Corp.	4.500%	2/1/2033	7,986	7,904
Realty Income Corp.	4.900%	7/15/2033	6,943	7,043
Realty Income Corp.	5.125%	2/15/2034	7,440	7,624
Realty Income Corp.	5.125%	4/15/2035	7,800	7,932
Regency Centers LP	5.250%	1/15/2034	4,830	4,964
Regency Centers LP	5.100%	1/15/2035	1,605	1,625
Rexford Industrial Realty LP	2.150%	9/1/2031	9,644	8,449
Sabra Health Care LP	3.200%	12/1/2031	5,943	5,434
Safehold GL Holdings LLC	2.800%	6/15/2031	5,821	5,354
Safehold GL Holdings LLC	5.650%	1/15/2035	5,756	5,915
Simon Property Group LP	2.200%	2/1/2031	5,986	5,414
Simon Property Group LP	2.250%	1/15/2032	8,395	7,410
Simon Property Group LP	2.650%	2/1/2032	260	234
Simon Property Group LP	5.500%	3/8/2033	3,341	3,520
Simon Property Group LP	6.250%	1/15/2034	5,525	6,062
Simon Property Group LP	4.750%	9/26/2034	9,685	9,633
Simon Property Group LP	5.125%	10/1/2035	14,600	14,812

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Store Capital LLC	2.750%	11/18/2030	4,258	3,872
	Store Capital LLC	2.700%	12/1/2031	3,893	3,437
	Sun Communities Operating LP	2.700%	7/15/2031	8,198	7,456
	Sun Communities Operating LP	4.200%	4/15/2032	6,215	6,031
	Tanger Properties LP	2.750%	9/1/2031	4,571	4,135
	UDR Inc.	3.000%	8/15/2031	5,152	4,769
[2]	UDR Inc.	2.100%	8/1/2032	2,238	1,913
[2]	UDR Inc.	1.900%	3/15/2033	5,363	4,429
[2]	UDR Inc.	2.100%	6/15/2033	2,395	1,993
	UDR Inc.	5.125%	9/1/2034	4,342	4,388
	Ventas Realty LP	4.750%	11/15/2030	6,697	6,787
	Ventas Realty LP	5.100%	7/15/2032	3,857	3,961
	Ventas Realty LP	5.625%	7/1/2034	5,548	5,793
	Ventas Realty LP	5.000%	1/15/2035	4,874	4,879
	Ventas Realty LP	5.000%	2/15/2036	2,500	2,484
	VICI Properties LP	5.125%	11/15/2031	7,669	7,766
	VICI Properties LP	5.125%	5/15/2032	16,360	16,468
	VICI Properties LP	5.750%	4/1/2034	3,485	3,599
	VICI Properties LP	5.625%	4/1/2035	4,749	4,849
	Welltower OP LLC	2.750%	1/15/2031	11,190	10,406
	Welltower OP LLC	2.750%	1/15/2032	5,407	4,923
	Welltower OP LLC	3.850%	6/15/2032	3,308	3,193
	Welltower OP LLC	5.125%	7/1/2035	11,173	11,407
	Weyerhaeuser Co.	7.375%	3/15/2032	400	456
	Weyerhaeuser Co.	3.375%	3/9/2033	10,361	9,471
	WP Carey Inc.	2.400%	2/1/2031	6,573	5,926
	WP Carey Inc.	2.450%	2/1/2032	5,300	4,672
	WP Carey Inc.	2.250%	4/1/2033	4,006	3,379
					1,051,256
Technology (3.3%)
	Accenture Capital Inc.	4.250%	10/4/2031	13,177	13,181
	Accenture Capital Inc.	4.500%	10/4/2034	15,545	15,325
	Adobe Inc.	5.300%	1/17/2035	6,095	6,421
	Advanced Micro Devices Inc.	3.924%	6/1/2032	4,650	4,556
	Analog Devices Inc.	2.100%	10/1/2031	13,345	11,857
	Apple Inc.	1.650%	2/8/2031	30,641	27,335
	Apple Inc.	1.700%	8/5/2031	7,982	7,071
	Apple Inc.	4.500%	5/12/2032	5,241	5,359
	Apple Inc.	3.350%	8/8/2032	12,827	12,282
	Apple Inc.	4.750%	5/12/2035	9,527	9,758
	Applied Materials Inc.	4.000%	1/15/2031	4,750	4,723
	Applied Materials Inc.	5.100%	10/1/2035	4,500	4,637
	Arrow Electronics Inc.	2.950%	2/15/2032	5,095	4,554
	Arrow Electronics Inc.	5.875%	4/10/2034	3,975	4,148
	Atlassian Corp.	5.500%	5/15/2034	4,325	4,475
	Autodesk Inc.	2.400%	12/15/2031	11,554	10,278
	Autodesk Inc.	5.300%	6/15/2035	4,541	4,657
	Automatic Data Processing Inc.	4.750%	5/8/2032	8,491	8,703
	Automatic Data Processing Inc.	4.450%	9/9/2034	5,505	5,486
	Avnet Inc.	5.500%	6/1/2032	4,801	4,868
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	6,629	6,911
	Broadcom Inc.	4.150%	11/15/2030	11,287	11,239
	Broadcom Inc.	2.450%	2/15/2031	44,594	40,766
[2]	Broadcom Inc.	4.550%	2/15/2032	6,922	6,940
[3]	Broadcom Inc.	4.150%	4/15/2032	4,270	4,174
	Broadcom Inc.	5.200%	4/15/2032	14,448	14,986
	Broadcom Inc.	4.900%	7/15/2032	14,979	15,285
	Broadcom Inc.	4.300%	11/15/2032	8,618	8,496
	Broadcom Inc.	2.600%	2/15/2033	16,416	14,461
	Broadcom Inc.	3.419%	4/15/2033	31,475	29,133
	Broadcom Inc.	3.469%	4/15/2034	28,425	25,963
	Broadcom Inc.	4.800%	10/15/2034	10,507	10,515
	Broadcom Inc.	5.200%	7/15/2035	31,639	32,415
[3]	Broadcom Inc.	3.137%	11/15/2035	21,415	18,447

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	10,386	9,438
	Cadence Design Systems Inc.	4.700%	9/10/2034	9,593	9,593
	CDW LLC	3.569%	12/1/2031	9,700	9,028
	CDW LLC	5.550%	8/22/2034	3,670	3,741
	CGI Inc.	2.300%	9/14/2031	4,855	4,305
	Cintas Corp. No. 2	4.000%	5/1/2032	7,319	7,154
	Cisco Systems Inc.	4.950%	2/26/2031	20,817	21,572
	Cisco Systems Inc.	4.950%	2/24/2032	9,952	10,269
	Cisco Systems Inc.	5.050%	2/26/2034	20,544	21,142
	Cisco Systems Inc.	5.100%	2/24/2035	17,712	18,212
	Concentrix Corp.	6.850%	8/2/2033	2,945	2,998
	Dell International LLC	4.500%	2/15/2031	20,067	20,052
	Dell International LLC	5.300%	4/1/2032	8,199	8,430
	Dell International LLC	4.750%	10/6/2032	10,268	10,252
	Dell International LLC	5.400%	4/15/2034	10,477	10,758
	Dell International LLC	4.850%	2/1/2035	13,935	13,735
	Dell International LLC	5.500%	4/1/2035	8,538	8,792
	Equifax Inc.	2.350%	9/15/2031	12,863	11,441
	Fidelity National Information Services Inc.	2.250%	3/1/2031	9,581	8,556
	Fidelity National Information Services Inc.	5.100%	7/15/2032	6,540	6,679
	Fiserv Inc.	4.550%	2/15/2031	4,388	4,351
	Fiserv Inc.	5.600%	3/2/2033	7,732	7,982
	Fiserv Inc.	5.625%	8/21/2033	11,560	11,911
	Fiserv Inc.	5.450%	3/15/2034	6,358	6,446
	Fiserv Inc.	5.150%	8/12/2034	9,935	9,863
	Fiserv Inc.	5.250%	8/11/2035	14,517	14,483
	Flex Ltd.	5.250%	1/15/2032	6,931	7,066
	Flex Ltd.	5.375%	11/13/2035	4,128	4,120
	Fortinet Inc.	2.200%	3/15/2031	6,965	6,242
	Gartner Inc.	4.950%	3/20/2031	4,525	4,542
	Gartner Inc.	5.600%	11/20/2035	4,850	4,850
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	15,713	15,858
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	18,002	17,861
	Hewlett Packard Enterprise Co.	6.200%	10/15/2035	6,700	7,240
	HP Inc.	2.650%	6/17/2031	11,855	10,683
	HP Inc.	4.200%	4/15/2032	5,330	5,171
	HP Inc.	6.100%	4/25/2035	9,731	10,278
	Hubbell Inc.	2.300%	3/15/2031	2,780	2,531
	Hubbell Inc.	4.800%	11/15/2035	2,319	2,304
	IBM International Capital Pte. Ltd.	4.750%	2/5/2031	4,650	4,737
	IBM International Capital Pte. Ltd.	4.900%	2/5/2034	5,879	5,931
	Intel Corp.	5.000%	2/21/2031	3,545	3,625
	Intel Corp.	2.000%	8/12/2031	13,848	12,143
	Intel Corp.	4.150%	8/5/2032	13,126	12,661
	Intel Corp.	4.000%	12/15/2032	2,355	2,247
	Intel Corp.	5.200%	2/10/2033	27,454	27,978
	Intel Corp.	5.150%	2/21/2034	211	213
[2]	International Business Machines Corp.	5.000%	2/10/2032	11,283	11,579
	International Business Machines Corp.	4.400%	7/27/2032	5,856	5,840
	International Business Machines Corp.	5.875%	11/29/2032	6,528	7,038
	International Business Machines Corp.	4.750%	2/6/2033	6,415	6,511
[2]	International Business Machines Corp.	5.200%	2/10/2035	8,030	8,229
	Intuit Inc.	5.200%	9/15/2033	10,690	11,166
	Jabil Inc.	3.000%	1/15/2031	6,783	6,318
	Juniper Networks Inc.	2.000%	12/10/2030	3,622	3,200
	KLA Corp.	4.650%	7/15/2032	8,619	8,749
	KLA Corp.	4.700%	2/1/2034	5,155	5,178
	Kyndryl Holdings Inc.	3.150%	10/15/2031	8,263	7,542
	Kyndryl Holdings Inc.	6.350%	2/20/2034	6,750	7,154
	Leidos Inc.	2.300%	2/15/2031	10,260	9,220
	Leidos Inc.	5.400%	3/15/2032	3,600	3,744
	Leidos Inc.	5.750%	3/15/2033	6,867	7,275
	Leidos Inc.	5.500%	3/15/2035	5,140	5,338
	Marvell Technology Inc.	2.950%	4/15/2031	4,369	4,046
	Marvell Technology Inc.	5.950%	9/15/2033	3,796	4,057

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Marvell Technology Inc.	5.450%	7/15/2035	6,285	6,472
	Micron Technology Inc.	5.300%	1/15/2031	3,564	3,692
	Micron Technology Inc.	2.703%	4/15/2032	8,099	7,265
	Micron Technology Inc.	5.875%	2/9/2033	10,079	10,714
	Micron Technology Inc.	5.875%	9/15/2033	8,248	8,756
	Micron Technology Inc.	5.800%	1/15/2035	12,220	12,877
	Micron Technology Inc.	6.050%	11/1/2035	8,612	9,191
	Microsoft Corp.	4.200%	11/3/2035	60	60
	Moody's Corp.	2.000%	8/19/2031	6,402	5,688
	Moody's Corp.	4.250%	8/8/2032	3,612	3,564
	Moody's Corp.	5.000%	8/5/2034	4,275	4,357
	Motorola Solutions Inc.	2.750%	5/24/2031	10,524	9,632
	Motorola Solutions Inc.	5.600%	6/1/2032	5,585	5,873
	Motorola Solutions Inc.	5.200%	8/15/2032	5,005	5,162
	Motorola Solutions Inc.	5.400%	4/15/2034	6,646	6,863
	Motorola Solutions Inc.	5.550%	8/15/2035	8,741	9,083
	MSCI Inc.	5.250%	9/1/2035	11,155	11,225
	NetApp Inc.	5.500%	3/17/2032	6,697	6,966
	NetApp Inc.	5.700%	3/17/2035	5,409	5,659
	Nordson Corp.	5.800%	9/15/2033	4,309	4,564
	NVIDIA Corp.	2.000%	6/15/2031	6,731	6,059
	NXP BV	2.500%	5/11/2031	12,067	10,920
	NXP BV	2.650%	2/15/2032	9,265	8,324
	NXP BV	5.000%	1/15/2033	4,571	4,642
	NXP BV	5.250%	8/19/2035	9,601	9,731
	Oracle Corp.	2.875%	3/25/2031	28,914	25,917
	Oracle Corp.	5.250%	2/3/2032	11,321	11,300
	Oracle Corp.	4.800%	9/26/2032	28,546	27,562
	Oracle Corp.	6.250%	11/9/2032	17,460	18,202
	Oracle Corp.	4.900%	2/6/2033	9,611	9,250
	Oracle Corp.	4.300%	7/8/2034	10,377	9,376
	Oracle Corp.	4.700%	9/27/2034	18,836	17,481
	Oracle Corp.	3.900%	5/15/2035	10,000	8,626
	Oracle Corp.	5.500%	8/3/2035	11,078	10,861
	Oracle Corp.	5.200%	9/26/2035	47,507	45,592
	Paychex Inc.	5.350%	4/15/2032	11,905	12,328
	Paychex Inc.	5.600%	4/15/2035	10,593	11,087
	QUALCOMM Inc.	1.650%	5/20/2032	11,985	10,236
	QUALCOMM Inc.	4.250%	5/20/2032	3,006	3,002
	QUALCOMM Inc.	4.750%	5/20/2032	3,210	3,277
	QUALCOMM Inc.	5.400%	5/20/2033	7,348	7,782
	QUALCOMM Inc.	4.650%	5/20/2035	9,000	9,033
	QUALCOMM Inc.	5.000%	5/20/2035	10,310	10,465
	Quanta Services Inc.	4.500%	1/15/2031	8,350	8,357
	Quanta Services Inc.	2.350%	1/15/2032	4,965	4,376
	Quanta Services Inc.	5.250%	8/9/2034	7,579	7,783
	Quanta Services Inc.	5.100%	8/9/2035	6,976	6,995
	RELX Capital Inc.	4.750%	5/20/2032	4,834	4,914
	RELX Capital Inc.	5.250%	3/27/2035	2,048	2,116
	Roper Technologies Inc.	1.750%	2/15/2031	4,802	4,214
	Roper Technologies Inc.	4.750%	2/15/2032	3,815	3,853
	Roper Technologies Inc.	4.900%	10/15/2034	9,000	8,977
	Roper Technologies Inc.	5.100%	9/15/2035	9,870	9,941
	S&P Global Inc.	2.900%	3/1/2032	13,655	12,592
	S&P Global Inc.	5.250%	9/15/2033	4,852	5,093
[3]	S&P Global Inc.	4.800%	12/4/2035	1,046	1,043
	Salesforce Inc.	1.950%	7/15/2031	15,916	14,164
	Skyworks Solutions Inc.	3.000%	6/1/2031	7,146	6,482
	Synopsys Inc.	5.000%	4/1/2032	12,673	12,938
	Synopsys Inc.	5.150%	4/1/2035	21,634	21,976
	TD SYNNEX Corp.	6.100%	4/12/2034	3,045	3,216
	TD SYNNEX Corp.	5.300%	10/10/2035	8,350	8,276
	Texas Instruments Inc.	1.900%	9/15/2031	6,699	5,946
	Texas Instruments Inc.	4.900%	3/14/2033	7,365	7,601
	Texas Instruments Inc.	4.850%	2/8/2034	10,973	11,246

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	5.100%	5/23/2035	4,145	4,264
	TSMC Arizona Corp.	2.500%	10/25/2031	13,442	12,240
	TSMC Arizona Corp.	4.250%	4/22/2032	8,415	8,413
	Verisk Analytics Inc.	5.750%	4/1/2033	4,770	5,051
	Verisk Analytics Inc.	5.250%	6/5/2034	3,425	3,505
	Verisk Analytics Inc.	5.250%	3/15/2035	5,561	5,659
	VMware LLC	2.200%	8/15/2031	15,520	13,789
	Western Digital Corp.	3.100%	2/1/2032	7,063	6,510
	Workday Inc.	3.800%	4/1/2032	11,854	11,343
					1,642,642
Utilities (3.7%)
[2]	AEP Texas Inc.	2.100%	7/1/2030	5,745	5,233
	AEP Texas Inc.	4.700%	5/15/2032	5,310	5,330
	AEP Texas Inc.	5.400%	6/1/2033	4,641	4,787
	AEP Texas Inc.	5.700%	5/15/2034	5,249	5,476
	AEP Transmission Co. LLC	5.150%	4/1/2034	4,445	4,534
	AES Corp.	2.450%	1/15/2031	10,363	9,393
	AES Corp.	5.800%	3/15/2032	9,626	9,873
[2]	Alabama Power Co.	1.450%	9/15/2030	8,679	7,700
[2]	Alabama Power Co.	4.300%	3/15/2031	1,675	1,681
	Alabama Power Co.	3.050%	3/15/2032	6,031	5,601
	Alabama Power Co.	3.940%	9/1/2032	3,635	3,526
	Alabama Power Co.	5.850%	11/15/2033	5,231	5,619
	Alabama Power Co.	5.100%	4/2/2035	2,117	2,167
	Alliant Energy Corp.	5.750%	4/1/2056	5,435	5,424
	Ameren Corp.	3.500%	1/15/2031	11,864	11,406
	Ameren Corp.	5.375%	3/15/2035	13,903	14,301
	Ameren Illinois Co.	3.850%	9/1/2032	2,849	2,737
	Ameren Illinois Co.	4.950%	6/1/2033	7,314	7,473
	American Electric Power Co. Inc.	5.950%	11/1/2032	2,770	2,975
	American Electric Power Co. Inc.	5.625%	3/1/2033	9,326	9,792
	American Electric Power Co. Inc.	6.950%	12/15/2054	2,630	2,824
[2]	American Electric Power Co. Inc.	5.800%	3/15/2056	11,849	11,762
	American Water Capital Corp.	2.300%	6/1/2031	6,465	5,840
	American Water Capital Corp.	4.450%	6/1/2032	5,613	5,619
	American Water Capital Corp.	5.150%	3/1/2034	7,818	8,063
	American Water Capital Corp.	5.250%	3/1/2035	8,592	8,857
[2]	Appalachian Power Co.	2.700%	4/1/2031	6,100	5,582
[2]	Appalachian Power Co.	4.500%	8/1/2032	5,545	5,493
	Appalachian Power Co.	5.650%	4/1/2034	3,285	3,438
	Arizona Public Service Co.	6.350%	12/15/2032	2,793	3,049
	Arizona Public Service Co.	5.550%	8/1/2033	5,080	5,309
	Arizona Public Service Co.	5.700%	8/15/2034	6,637	6,981
	Atlantic City Electric Co.	2.300%	3/15/2031	4,897	4,439
	Atmos Energy Corp.	1.500%	1/15/2031	9,277	8,132
	Atmos Energy Corp.	5.450%	10/15/2032	1,750	1,850
	Atmos Energy Corp.	5.900%	11/15/2033	10,218	11,052
[2]	Atmos Energy Corp.	5.200%	8/15/2035	3,477	3,585
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	8,306	7,505
[2]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	3,752	3,885
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	11,620	12,050
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	8,525	7,422
	Black Hills Corp.	4.550%	1/31/2031	1,750	1,749
	Black Hills Corp.	4.350%	5/1/2033	4,054	3,908
	Black Hills Corp.	6.150%	5/15/2034	5,470	5,869
	Black Hills Corp.	6.000%	1/15/2035	3,840	4,096
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	4,573	4,138
[2]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	2,915	2,677
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	10,197	10,392
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	5,150	5,264
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	5,165	5,221
[2]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	6,167	6,215
[2]	CenterPoint Energy Inc.	6.850%	2/15/2055	3,345	3,570
	CenterPoint Energy Inc.	5.950%	4/1/2056	6,091	6,132

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	6,240	5,566
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	50	49
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	5,340	5,509
[2]	CMS Energy Corp.	4.750%	6/1/2050	3,210	3,153
	CMS Energy Corp.	6.500%	6/1/2055	7,123	7,324
[2]	Commonwealth Edison Co.	3.150%	3/15/2032	4,810	4,457
	Commonwealth Edison Co.	4.900%	2/1/2033	2,235	2,288
	Commonwealth Edison Co.	5.300%	6/1/2034	4,065	4,237
[2]	Connecticut Light & Power Co.	2.050%	7/1/2031	7,020	6,234
	Connecticut Light & Power Co.	4.900%	7/1/2033	2,700	2,737
	Connecticut Light & Power Co.	4.950%	8/15/2034	4,105	4,143
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	3,609	3,299
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	4,657	4,846
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	7,730	8,118
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	2,156	2,239
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	6,220	6,359
	Constellation Energy Generation LLC	5.800%	3/1/2033	4,628	4,943
	Constellation Energy Generation LLC	6.125%	1/15/2034	6,558	7,110
	Consumers Energy Co.	4.500%	1/15/2031	1,900	1,921
	Consumers Energy Co.	3.600%	8/15/2032	9,093	8,621
	Consumers Energy Co.	4.625%	5/15/2033	1,685	1,691
	Consumers Energy Co.	5.050%	5/15/2035	7,913	8,051
[2]	Dominion Energy Inc.	2.250%	8/15/2031	5,660	5,043
[2]	Dominion Energy Inc.	4.350%	8/15/2032	10,223	10,036
	Dominion Energy Inc.	5.375%	11/15/2032	7,471	7,761
[2]	Dominion Energy Inc.	5.250%	8/1/2033	5,430	5,568
	Dominion Energy Inc.	5.450%	3/15/2035	5,727	5,871
[2]	Dominion Energy Inc.	5.950%	6/15/2035	5,392	5,746
[2]	Dominion Energy Inc.	7.000%	6/1/2054	8,698	9,427
	Dominion Energy Inc.	6.625%	5/15/2055	13,798	14,196
[2]	Dominion Energy Inc.	6.000%	2/15/2056	12,775	12,858
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	4,988	4,449
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	2,527	2,814
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	3,145	3,273
[2]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	4,955	5,128
[2]	DTE Electric Co.	2.625%	3/1/2031	6,359	5,876
[2]	DTE Electric Co.	3.000%	3/1/2032	5,522	5,106
	DTE Electric Co.	5.200%	4/1/2033	3,516	3,657
	DTE Electric Co.	5.200%	3/1/2034	5,006	5,165
	DTE Electric Co.	5.250%	5/15/2035	7,219	7,425
	DTE Energy Co.	5.850%	6/1/2034	8,827	9,411
	DTE Energy Co.	5.050%	10/1/2035	6,146	6,143
	Duke Energy Carolinas LLC	2.550%	4/15/2031	9,016	8,302
	Duke Energy Carolinas LLC	2.850%	3/15/2032	6,200	5,679
	Duke Energy Carolinas LLC	4.950%	1/15/2033	10,715	11,039
	Duke Energy Carolinas LLC	4.850%	1/15/2034	3,070	3,107
[2]	Duke Energy Carolinas LLC	5.250%	3/15/2035	5,664	5,857
	Duke Energy Corp.	2.550%	6/15/2031	11,429	10,410
	Duke Energy Corp.	4.500%	8/15/2032	12,478	12,442
	Duke Energy Corp.	5.750%	9/15/2033	6,740	7,141
	Duke Energy Corp.	5.450%	6/15/2034	11,356	11,830
	Duke Energy Corp.	4.950%	9/15/2035	4,900	4,860
	Duke Energy Corp.	6.450%	9/1/2054	10,525	11,037
	Duke Energy Florida LLC	4.200%	12/1/2030	650	651
	Duke Energy Florida LLC	2.400%	12/15/2031	6,770	6,117
	Duke Energy Florida LLC	5.875%	11/15/2033	1,610	1,738
	Duke Energy Florida LLC	4.850%	12/1/2035	5,800	5,782
	Duke Energy Indiana LLC	5.250%	3/1/2034	3,513	3,635
	Duke Energy Ohio Inc.	5.250%	4/1/2033	5,476	5,672
	Duke Energy Ohio Inc.	5.300%	6/15/2035	8,351	8,616
	Duke Energy Progress LLC	2.000%	8/15/2031	5,157	4,578
	Duke Energy Progress LLC	5.250%	3/15/2033	3,801	3,956
	Duke Energy Progress LLC	5.100%	3/15/2034	4,845	4,992
	Duke Energy Progress LLC	5.050%	3/15/2035	11,223	11,422
	Edison International	5.250%	3/15/2032	8,062	8,063

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Arkansas LLC	5.150%	1/15/2033	4,245	4,391
	Entergy Arkansas LLC	5.300%	9/15/2033	2,240	2,333
	Entergy Arkansas LLC	5.450%	6/1/2034	4,010	4,193
	Entergy Corp.	2.400%	6/15/2031	9,926	8,915
[2]	Entergy Corp.	5.875%	6/15/2056	5,200	5,201
	Entergy Louisiana LLC	3.050%	6/1/2031	5,322	4,992
	Entergy Louisiana LLC	2.350%	6/15/2032	3,075	2,713
	Entergy Louisiana LLC	5.350%	3/15/2034	4,451	4,626
	Entergy Louisiana LLC	5.150%	9/15/2034	4,865	4,976
	Entergy Mississippi LLC	5.000%	9/1/2033	3,035	3,088
	Entergy Texas Inc.	1.750%	3/15/2031	3,769	3,325
	Entergy Texas Inc.	5.250%	4/15/2035	5,227	5,362
	Essential Utilities Inc.	5.375%	1/15/2034	5,845	6,032
	Evergy Kansas Central Inc.	5.250%	3/15/2035	4,613	4,710
	Evergy Metro Inc.	4.950%	4/15/2033	3,006	3,057
	Evergy Metro Inc.	5.400%	4/1/2034	5,740	5,972
	Evergy Metro Inc.	5.125%	8/15/2035	4,091	4,134
[3]	Evergy Missouri West Inc.	5.650%	6/1/2034	1,500	1,552
	Eversource Energy	2.550%	3/15/2031	4,690	4,240
	Eversource Energy	5.850%	4/15/2031	6,880	7,263
	Eversource Energy	3.375%	3/1/2032	6,313	5,840
	Eversource Energy	5.125%	5/15/2033	10,996	11,104
	Eversource Energy	5.950%	7/15/2034	6,930	7,327
	Exelon Corp.	5.125%	3/15/2031	8,386	8,660
	Exelon Corp.	5.300%	3/15/2033	6,500	6,753
	Exelon Corp.	5.450%	3/15/2034	7,485	7,785
	Exelon Corp.	5.625%	6/15/2035	5,875	6,149
	Exelon Corp.	6.500%	3/15/2055	8,355	8,695
[3]	FirstEnergy Transmission LLC	4.750%	1/15/2033	2,310	2,306
	FirstEnergy Transmission LLC	5.000%	1/15/2035	3,400	3,409
	Florida Power & Light Co.	2.450%	2/3/2032	14,265	12,878
	Florida Power & Light Co.	5.100%	4/1/2033	7,524	7,798
	Florida Power & Light Co.	4.800%	5/15/2033	7,472	7,621
	Florida Power & Light Co.	5.625%	4/1/2034	2,198	2,341
	Florida Power & Light Co.	5.300%	6/15/2034	6,570	6,884
	Florida Power & Light Co.	4.950%	6/1/2035	75	76
	Georgia Power Co.	4.850%	3/15/2031	8,790	9,017
	Georgia Power Co.	4.700%	5/15/2032	4,403	4,467
	Georgia Power Co.	4.950%	5/17/2033	12,126	12,372
	Georgia Power Co.	5.250%	3/15/2034	2,731	2,820
	Georgia Power Co.	5.200%	3/15/2035	14,139	14,515
	Idaho Power Co.	5.200%	8/15/2034	1,910	1,964
	Interstate Power & Light Co.	5.700%	10/15/2033	4,030	4,233
	Interstate Power & Light Co.	4.950%	9/30/2034	2,211	2,202
	Interstate Power & Light Co.	5.600%	6/29/2035	5,150	5,359
	IPALCO Enterprises Inc.	5.750%	4/1/2034	3,440	3,509
[3]	Jersey Central Power & Light Co.	4.400%	1/15/2031	2,600	2,591
	Jersey Central Power & Light Co.	5.100%	1/15/2035	6,159	6,233
[2]	Kentucky Utilities Co.	5.450%	4/15/2033	3,765	3,947
[2]	Louisville Gas & Electric Co.	5.450%	4/15/2033	3,605	3,771
	MidAmerican Energy Co.	6.750%	12/30/2031	6,352	7,144
[2]	MidAmerican Energy Co.	5.750%	11/1/2035	360	384
	National Fuel Gas Co.	5.950%	3/15/2035	4,045	4,233
	National Grid plc	5.809%	6/12/2033	7,368	7,837
	National Grid plc	5.418%	1/11/2034	4,598	4,757
[2]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	8,027	8,292
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	4,574	3,949
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	2,524	2,195
[2]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	300	354
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/2032	4,455	4,026
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	2,400	2,349
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	11,439	12,282
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	2,941	2,993
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/2032	4,907	4,370
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	16,106	16,786

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	7,662	7,848
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	6,994	7,160
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	6,642	6,815
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	19,575	20,254
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	6,520	6,952
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	2,500	2,581
[2]	NextEra Energy Capital Holdings Inc.	6.500%	8/15/2055	8,075	8,504
	NiSource Inc.	1.700%	2/15/2031	7,593	6,662
	NiSource Inc.	5.400%	6/30/2033	3,927	4,073
	NiSource Inc.	5.350%	4/1/2034	6,076	6,264
	NiSource Inc.	5.350%	7/15/2035	13,913	14,233
	NiSource Inc.	6.375%	3/31/2055	4,519	4,681
	NiSource Inc.	5.750%	7/15/2056	8,700	8,766
	Northern States Power Co.	2.250%	4/1/2031	3,277	2,976
	Northern States Power Co.	5.050%	5/15/2035	11,248	11,469
	Northwest Natural Holding Co.	7.000%	9/15/2055	2,750	2,860
	NSTAR Electric Co.	5.400%	6/1/2034	4,212	4,365
	NSTAR Electric Co.	5.200%	3/1/2035	6,588	6,724
[2]	Ohio Power Co.	1.625%	1/15/2031	9,898	8,687
	Ohio Power Co.	5.000%	6/1/2033	3,475	3,526
	Ohio Power Co.	5.650%	6/1/2034	4,977	5,193
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	3,351	3,509
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	4,643	4,544
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	7,402	7,399
	Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	100	115
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	11,773	12,514
[3]	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	6,430	6,631
	Pacific Gas & Electric Co.	2.500%	2/1/2031	19,881	17,891
	Pacific Gas & Electric Co.	3.250%	6/1/2031	7,784	7,246
	Pacific Gas & Electric Co.	4.400%	3/1/2032	5,401	5,270
	Pacific Gas & Electric Co.	5.900%	6/15/2032	11,356	11,894
	Pacific Gas & Electric Co.	5.050%	10/15/2032	7,780	7,826
	Pacific Gas & Electric Co.	6.150%	1/15/2033	6,530	6,930
	Pacific Gas & Electric Co.	6.400%	6/15/2033	6,250	6,742
	Pacific Gas & Electric Co.	6.950%	3/15/2034	12,645	14,072
	Pacific Gas & Electric Co.	5.800%	5/15/2034	9,140	9,500
	Pacific Gas & Electric Co.	5.700%	3/1/2035	8,340	8,582
	PacifiCorp	5.300%	2/15/2031	4,614	4,749
	PacifiCorp	5.450%	2/15/2034	9,784	9,927
	PECO Energy Co.	4.875%	9/15/2035	7,615	7,682
[2]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2030	785	777
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	6,443	5,873
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	3,204	3,331
	Potomac Electric Power Co.	5.200%	3/15/2034	2,550	2,620
	PPL Capital Funding Inc.	5.250%	9/1/2034	6,516	6,675
	PPL Electric Utilities Corp.	5.000%	5/15/2033	5,128	5,253
	PPL Electric Utilities Corp.	4.850%	2/15/2034	3,835	3,878
	Progress Energy Inc.	7.000%	10/30/2031	6,533	7,336
[2]	Public Service Co. of Colorado	1.900%	1/15/2031	5,015	4,460
[2]	Public Service Co. of Colorado	4.100%	6/1/2032	5,129	5,025
	Public Service Co. of Colorado	5.350%	5/15/2034	5,410	5,567
	Public Service Co. of Colorado	5.150%	9/15/2035	10,275	10,412
	Public Service Co. of New Hampshire	5.350%	10/1/2033	4,986	5,202
	Public Service Co. of Oklahoma	5.200%	1/15/2035	6,804	6,881
[2]	Public Service Electric & Gas Co.	1.900%	8/15/2031	2,455	2,167
[2]	Public Service Electric & Gas Co.	3.100%	3/15/2032	9,868	9,152
[2]	Public Service Electric & Gas Co.	4.900%	12/15/2032	4,135	4,227
[2]	Public Service Electric & Gas Co.	4.650%	3/15/2033	7,800	7,841
	Public Service Electric & Gas Co.	5.200%	8/1/2033	3,265	3,387
[2]	Public Service Electric & Gas Co.	5.200%	3/1/2034	4,235	4,362
	Public Service Electric & Gas Co.	4.850%	8/1/2034	6,080	6,132
[2]	Public Service Electric & Gas Co.	5.050%	3/1/2035	2,156	2,202
	Public Service Electric & Gas Co.	4.900%	8/15/2035	4,403	4,431
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	2,232	2,307
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	5,380	5,532

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puget Energy Inc.	5.725%	3/15/2035	6,284	6,447
	Puget Sound Energy Inc.	5.330%	6/15/2034	6,025	6,206
[2]	San Diego Gas & Electric Co.	3.000%	3/15/2032	4,280	3,933
	San Diego Gas & Electric Co.	5.400%	4/15/2035	8,439	8,743
	Sempra	5.500%	8/1/2033	8,219	8,593
	Sempra	6.400%	10/1/2054	11,254	11,436
	Sempra	6.550%	4/1/2055	7,205	7,351
	Sempra	6.375%	4/1/2056	2,226	2,275
	Sierra Pacific Power Co.	6.200%	12/15/2055	1,235	1,228
[2]	Southern California Edison Co.	2.500%	6/1/2031	4,231	3,795
	Southern California Edison Co.	5.450%	6/1/2031	7,372	7,629
	Southern California Edison Co.	2.750%	2/1/2032	4,806	4,276
	Southern California Edison Co.	5.950%	11/1/2032	7,160	7,583
	Southern California Edison Co.	6.000%	1/15/2034	5,285	5,548
	Southern California Edison Co.	5.200%	6/1/2034	7,139	7,175
	Southern California Edison Co.	5.450%	3/1/2035	8,862	8,988
	Southern California Gas Co.	5.200%	6/1/2033	3,137	3,236
	Southern California Gas Co.	5.050%	9/1/2034	5,465	5,555
	Southern California Gas Co.	5.450%	6/15/2035	3,000	3,123
	Southern Co.	5.700%	10/15/2032	5,323	5,640
	Southern Co.	5.200%	6/15/2033	11,080	11,385
	Southern Co.	5.700%	3/15/2034	6,948	7,319
	Southern Co.	4.850%	3/15/2035	10,534	10,407
[2]	Southern Co.	6.375%	3/15/2055	16,387	17,080
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	3,857	3,413
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	5,039	5,175
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	4,179	4,431
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	6,020	6,041
[2]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	1,430	1,441
[2]	Southern Power Co.	4.900%	10/1/2035	1,448	1,433
	Southwest Gas Corp.	4.050%	3/15/2032	4,970	4,794
	Southwestern Electric Power Co.	5.300%	4/1/2033	4,291	4,404
	Southwestern Public Service Co.	5.300%	5/15/2035	6,905	7,053
	Spire Inc.	6.250%	6/1/2056	2,845	2,824
	Spire Missouri Inc.	4.800%	2/15/2033	3,172	3,190
[2]	Spire Missouri Inc.	5.150%	8/15/2034	2,642	2,707
	System Energy Resources Inc.	5.300%	12/15/2034	5,931	5,997
	Tampa Electric Co.	2.400%	3/15/2031	4,284	3,903
	Tampa Electric Co.	5.150%	3/1/2035	4,393	4,452
	Tucson Electric Power Co.	3.250%	5/15/2032	3,319	3,092
	Tucson Electric Power Co.	5.200%	9/15/2034	3,525	3,606
	Union Electric Co.	2.150%	3/15/2032	5,861	5,145
	Union Electric Co.	5.200%	4/1/2034	4,450	4,584
	Union Electric Co.	5.250%	4/15/2035	2,313	2,381
	Virginia Electric & Power Co.	2.300%	11/15/2031	5,127	4,560
	Virginia Electric & Power Co.	2.400%	3/30/2032	4,805	4,272
	Virginia Electric & Power Co.	5.000%	4/1/2033	5,005	5,124
	Virginia Electric & Power Co.	5.300%	8/15/2033	5,904	6,126
	Virginia Electric & Power Co.	5.050%	8/15/2034	6,642	6,731
	Virginia Electric & Power Co.	5.150%	3/15/2035	5,138	5,230
[2]	Virginia Electric & Power Co.	4.900%	9/15/2035	6,278	6,252
	WEC Energy Group Inc.	5.625%	5/15/2056	5,225	5,258
	Wisconsin Electric Power Co.	4.750%	9/30/2032	4,864	4,955
	Wisconsin Electric Power Co.	5.625%	5/15/2033	3,175	3,401
	Wisconsin Electric Power Co.	4.600%	10/1/2034	4,186	4,146
	Wisconsin Power & Light Co.	3.950%	9/1/2032	6,250	6,026
	Wisconsin Power & Light Co.	4.950%	4/1/2033	2,909	2,951
	Wisconsin Power & Light Co.	5.375%	3/30/2034	2,513	2,589
	Xcel Energy Inc.	2.350%	11/15/2031	4,608	4,092
	Xcel Energy Inc.	4.600%	6/1/2032	7,511	7,476
	Xcel Energy Inc.	5.450%	8/15/2033	9,877	10,202
	Xcel Energy Inc.	5.500%	3/15/2034	4,232	4,367

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xcel Energy Inc.	5.600%	4/15/2035	3,615	3,748
					1,838,591
Total Corporate Bonds (Cost $18,573,320)					18,829,713
Sovereign Bonds (4.5%)
	African Development Bank	4.500%	6/12/2035	11,423	11,660
[2]	African Development Bank	5.750%	Perpetual	3,105	3,114
[2]	Asian Development Bank	1.500%	3/4/2031	11,348	10,136
	Asian Development Bank	3.125%	4/27/2032	7,955	7,584
[2]	Asian Development Bank	3.875%	9/28/2032	11,380	11,304
[2]	Asian Development Bank	4.000%	1/12/2033	20,130	20,105
[2]	Asian Development Bank	3.875%	6/14/2033	20,585	20,356
[2]	Asian Development Bank	4.125%	1/12/2034	25,640	25,674
	Asian Development Bank	4.375%	3/22/2035	17,055	17,300
	Asian Infrastructure Investment Bank	4.250%	3/13/2034	11,500	11,614
	Asian Infrastructure Investment Bank	4.500%	5/21/2035	4,219	4,322
	Equinor ASA	4.750%	11/14/2035	6,970	6,933
[2]	European Bank for Reconstruction & Development	4.250%	3/13/2034	11,920	12,018
	European Investment Bank	1.250%	2/14/2031	43,386	38,278
	European Investment Bank	1.625%	5/13/2031	15,860	14,186
	European Investment Bank	4.375%	10/10/2031	35,899	36,864
	European Investment Bank	4.250%	8/16/2032	49,315	50,074
	European Investment Bank	3.750%	2/14/2033	49,964	49,162
	European Investment Bank	4.125%	2/13/2034	42,270	42,349
	European Investment Bank	4.625%	2/12/2035	22,723	23,497
[4]	Export Development Canada	4.750%	6/5/2034	8,400	8,777
	Export-Import Bank of Korea	1.375%	2/9/2031	2,650	2,331
	Export-Import Bank of Korea	2.125%	1/18/2032	9,345	8,324
	Export-Import Bank of Korea	4.500%	9/15/2032	4,240	4,308
	Export-Import Bank of Korea	5.125%	1/11/2033	8,070	8,442
	Export-Import Bank of Korea	5.125%	9/18/2033	5,900	6,192
	Export-Import Bank of Korea	5.250%	1/14/2035	5,805	6,178
[2]	Hong Kong Government International Bond	1.750%	11/24/2031	8,160	7,272
[2]	Inter-American Development Bank	1.125%	1/13/2031	38,932	34,181
[2]	Inter-American Development Bank	3.625%	9/17/2031	16,651	16,435
[2]	Inter-American Development Bank	3.500%	4/12/2033	23,989	23,172
[2]	Inter-American Development Bank	4.500%	9/13/2033	26,090	26,821
	Inter-American Development Bank	4.375%	7/17/2034	23,347	23,719
[2]	Inter-American Development Bank	4.375%	7/16/2035	11,688	11,828
	International Bank for Reconstruction & Development	4.000%	1/10/2031	31,160	31,433
	International Bank for Reconstruction & Development	1.250%	2/10/2031	41,553	36,646
	International Bank for Reconstruction & Development	4.500%	4/10/2031	40,602	41,899
	International Bank for Reconstruction & Development	1.625%	11/3/2031	51,047	45,051
[2]	International Bank for Reconstruction & Development	4.625%	1/15/2032	60,035	62,247
	International Bank for Reconstruction & Development	2.500%	3/29/2032	30,931	28,472
	International Bank for Reconstruction & Development	4.000%	5/6/2032	49,925	50,030
	International Bank for Reconstruction & Development	4.750%	11/14/2033	27,785	29,033
	International Bank for Reconstruction & Development	3.875%	8/28/2034	28,538	27,991
[2]	International Bank for Reconstruction & Development	4.750%	2/15/2035	265	276
	International Bank for Reconstruction & Development	4.375%	8/27/2035	44,722	45,255
[5]	Japan Bank for International Cooperation	1.250%	1/21/2031	13,376	11,718
[5]	Japan Bank for International Cooperation	4.375%	1/24/2031	11,151	11,349
[5]	Japan Bank for International Cooperation	1.875%	4/15/2031	24,802	22,308
[5]	Japan Bank for International Cooperation	4.625%	4/17/2034	6,266	6,406
[5]	Japan International Cooperation Agency	1.750%	4/28/2031	5,263	4,685
[6]	KFW	4.125%	7/15/2033	39,865	40,072
[6]	KFW	4.375%	2/28/2034	18,286	18,636
	Korea Development Bank	1.625%	1/19/2031	3,835	3,421
	Korea Development Bank	2.000%	10/25/2031	3,021	2,707
	Korea Development Bank	4.250%	9/8/2032	4,440	4,449
	Korea Development Bank	4.375%	2/15/2033	8,575	8,580
	Korea Development Bank	5.625%	10/23/2033	1,560	1,689
[2,6]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	8,980	9,518
[2]	Oriental Republic of Uruguay	4.375%	1/23/2031	18,090	18,360

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Oriental Republic of Uruguay	5.750%	10/28/2034	20,614	21,988
	Province of Alberta	4.500%	1/24/2034	12,543	12,683
	Province of Alberta	4.300%	11/2/2035	5,625	5,545
	Province of British Columbia	1.300%	1/29/2031	18,230	16,023
	Province of British Columbia	4.200%	7/6/2033	18,170	18,050
	Province of British Columbia	4.750%	6/12/2034	23,268	23,819
	Province of British Columbia	4.800%	6/11/2035	19,008	19,402
	Province of Manitoba	4.300%	7/27/2033	9,245	9,217
	Province of Manitoba	4.900%	5/31/2034	10,377	10,710
	Province of Ontario	1.600%	2/25/2031	15,809	14,091
	Province of Ontario	1.800%	10/14/2031	8,685	7,687
[2]	Province of Ontario	2.125%	1/21/2032	13,603	12,150
	Province of Ontario	5.050%	4/24/2034	15,926	16,664
	Province of Ontario	4.850%	6/11/2035	18,697	19,223
	Province of Ontario	4.450%	11/20/2035	7,120	7,079
	Province of Quebec	1.900%	4/21/2031	8,635	7,770
	Province of Quebec	4.500%	9/8/2033	13,431	13,601
	Province of Quebec	4.250%	9/5/2034	21,371	21,118
	Province of Quebec	4.625%	8/28/2035	23,691	23,887
[2]	Republic of Chile	2.450%	1/31/2031	12,602	11,515
[2]	Republic of Chile	2.550%	1/27/2032	12,923	11,567
[2]	Republic of Chile	2.550%	7/27/2033	21,238	18,392
[2]	Republic of Chile	3.500%	1/31/2034	14,630	13,438
	Republic of Indonesia	1.850%	3/12/2031	10,705	9,396
[2]	Republic of Indonesia	4.300%	4/16/2031	5,200	5,184
[2]	Republic of Indonesia	2.150%	7/28/2031	11,680	10,335
[2]	Republic of Indonesia	3.550%	3/31/2032	6,595	6,237
[2]	Republic of Indonesia	4.650%	9/20/2032	13,538	13,621
[2]	Republic of Indonesia	4.850%	1/11/2033	10,475	10,577
[2]	Republic of Indonesia	4.700%	2/10/2034	7,888	7,867
[2]	Republic of Indonesia	4.750%	9/10/2034	8,980	8,956
[2]	Republic of Indonesia	5.600%	1/15/2035	11,928	12,643
	Republic of Korea	1.750%	10/15/2031	5,175	4,616
[2]	Republic of Panama	7.500%	3/1/2031	11,640	12,908
[2]	Republic of Panama	2.252%	9/29/2032	21,071	17,395
[2]	Republic of Panama	3.298%	1/19/2033	9,277	8,139
[2]	Republic of Panama	6.400%	2/14/2035	20,108	21,185
[2]	Republic of Peru	2.783%	1/23/2031	23,598	21,798
[2]	Republic of Peru	1.862%	12/1/2032	11,416	9,439
	Republic of Peru	8.750%	11/21/2033	17,352	21,825
[2]	Republic of Peru	3.000%	1/15/2034	22,705	19,747
[2]	Republic of Peru	5.375%	2/8/2035	10,746	10,987
[2]	Republic of Poland	5.750%	11/16/2032	13,035	13,944
[2]	Republic of Poland	4.875%	10/4/2033	21,930	22,233
[2]	Republic of Poland	5.125%	9/18/2034	26,407	27,011
[2]	Republic of Poland	5.375%	2/12/2035	24,337	25,219
	Republic of the Philippines	7.750%	1/14/2031	18,134	21,033
	Republic of the Philippines	1.648%	6/10/2031	10,894	9,472
	Republic of the Philippines	1.950%	1/6/2032	7,715	6,704
	Republic of the Philippines	6.375%	1/15/2032	8,682	9,595
	Republic of the Philippines	3.556%	9/29/2032	6,568	6,203
	Republic of the Philippines	5.609%	4/13/2033	8,069	8,544
	Republic of the Philippines	5.000%	7/17/2033	10,580	10,817
	Republic of the Philippines	5.250%	5/14/2034	11,818	12,274
	Republic of the Philippines	6.375%	10/23/2034	14,420	16,166
	Republic of the Philippines	5.500%	2/4/2035	11,825	12,466
	Republic of the Philippines	4.750%	3/5/2035	7,545	7,549
[2]	State of Israel	4.500%	1/17/2033	15,948	15,588
[2]	State of Israel	5.500%	3/12/2034	26,405	27,328
[2]	State of Israel	5.625%	2/19/2035	24,120	25,125
[2]	United Mexican States	4.750%	3/22/2031	14,000	13,835
[2]	United Mexican States	2.659%	5/24/2031	27,386	24,380
[2]	United Mexican States	8.300%	8/15/2031	6,009	7,127
[2]	United Mexican States	4.750%	4/27/2032	26,254	25,560
[2]	United Mexican States	5.850%	7/2/2032	35,018	35,978

Intermediate-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	United Mexican States	5.375%	3/22/2033	36,035	35,692
[2]	United Mexican States	7.500%	4/8/2033	6,874	7,909
[2]	United Mexican States	4.875%	5/19/2033	18,135	17,403
[2]	United Mexican States	3.500%	2/12/2034	24,750	21,379
[2]	United Mexican States	6.750%	9/27/2034	15,345	16,609
[2]	United Mexican States	6.350%	2/9/2035	24,458	25,606
[2]	United Mexican States	5.625%	9/22/2035	22,330	22,007
Total Sovereign Bonds (Cost $2,267,622)					2,265,971
Taxable Municipal Bonds (0.3%)
	California GO	5.750%	10/1/2031	1,200	1,307
	California GO	4.350%	11/1/2032	2,700	2,724
	California GO	6.000%	3/1/2033	3,100	3,429
	California GO	4.500%	4/1/2033	1,535	1,542
	California GO	7.500%	4/1/2034	19,300	22,516
	California GO	5.150%	9/1/2034	2,575	2,699
	Connecticut GO	5.850%	3/15/2032	9,085	9,771
	Cook County IL GO	6.229%	11/15/2034	925	985
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	12,000	11,041
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/2034	8,300	8,727
	Illinois GO	5.100%	6/1/2033	55,123	56,494
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/2034	3,200	3,398
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/2031	2,058	2,097
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/2033	5,800	5,805
	Massachusetts GO	4.500%	8/1/2031	5,150	5,139
	Massachusetts SO Revenue	4.110%	7/15/2031	989	989
	National Finance Authority NH Revenue	3.300%	4/1/2032	2,650	1,928
	New York State Dormitory Authority Revenue	5.228%	7/1/2035	4,400	4,573
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/2034	775	729
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/2035	7,327	7,521
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/2030	7,280	7,449
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	3,000	2,975
	Williamsburg VA Economic Development Authority Revenue (Colonial Foundation Project)	4.957%	11/1/2035	535	537
Total Taxable Municipal Bonds (Cost $163,612)					164,375
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[7]	Vanguard Market Liquidity Fund (Cost $123,688)	3.780%		1,236,937	123,694
Total Investments (99.1%) (Cost $49,773,818)					49,898,167
Other Assets and Liabilities—Net (0.9%)					451,254
Net Assets (100%)					50,349,421
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $65,251, representing 0.1% of net assets.
4	Guaranteed by the Government of Canada.
5	Guaranteed by the Government of Japan.
6	Guaranteed by the Federal Republic of Germany.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $49,650,130)	49,774,473
Affiliated Issuers (Cost $123,688)	123,694
Total Investments in Securities	49,898,167
Investment in Vanguard	1,188
Cash	136
Receivables for Investment Securities Sold	574,598
Receivables for Accrued Income	519,300
Receivables for Capital Shares Issued	172,415
Other Assets	86
Total Assets	51,165,890
Liabilities
Payables for Investment Securities Purchased	682,602
Payables for Capital Shares Redeemed	122,600
Payables for Distributions	10,346
Payables to Vanguard	921
Total Liabilities	816,469
Net Assets	50,349,421
At December 31, 2025, net assets consisted of:

Paid-in Capital	53,934,421
Total Distributable Earnings (Loss)	(3,585,000)
Net Assets	50,349,421

Investor Shares—Net Assets
Applicable to 3,832,941 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,478
Net Asset Value Per Share—Investor Shares	$10.56

ETF Shares—Net Assets
Applicable to 348,954,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,175,078
Net Asset Value Per Share—ETF Shares	$77.88

Admiral™ Shares—Net Assets
Applicable to 1,783,351,080 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,833,821
Net Asset Value Per Share—Admiral Shares	$10.56

Institutional Shares—Net Assets
Applicable to 284,132,601 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,000,673
Net Asset Value Per Share—Institutional Shares	$10.56

Institutional Plus Shares—Net Assets
Applicable to 123,033,583 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,299,371
Net Asset Value Per Share—Institutional Plus Shares	$10.56
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Interest[1]	1,895,241
Total Income	1,895,241
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,443
Management and Administrative—Investor Shares	58
Management and Administrative—ETF Shares	4,620
Management and Administrative—Admiral Shares	9,174
Management and Administrative—Institutional Shares	927
Management and Administrative—Institutional Plus Shares	270
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	959
Marketing and Distribution—Admiral Shares	946
Marketing and Distribution—Institutional Shares	97
Marketing and Distribution—Institutional Plus Shares	33
Custodian Fees	60
Auditing Fees	42
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	894
Shareholders’ Reports and Proxy Fees—Admiral Shares	202
Shareholders’ Reports and Proxy Fees—Institutional Shares	37
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	15
Trustees’ Fees and Expenses	26
Other Expenses	31
Total Expenses	19,838
Net Investment Income	1,875,403
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(570,562)
Futures Contracts	642
Realized Net Gain (Loss)	(569,920)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	2,435,817
Net Increase (Decrease) in Net Assets Resulting from Operations	3,741,300
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,423, ($17), and ($5), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $20,095 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,875,403	1,497,882
Realized Net Gain (Loss)	(569,920)	(708,238)
Change in Unrealized Appreciation (Depreciation)	2,435,817	(217,921)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,741,300	571,723
Distributions
Investor Shares	(1,695)	(1,707)
ETF Shares	(978,700)	(699,751)
Admiral Shares	(733,049)	(644,889)
Institutional Shares	(116,048)	(109,355)
Institutional Plus Shares	(47,130)	(42,767)
Total Distributions	(1,876,622)	(1,498,469)
Capital Share Transactions
Investor Shares	(6,042)	(7,264)
ETF Shares	5,488,157	4,420,197
Admiral Shares	746,563	677,667
Institutional Shares	126,724	(106,166)
Institutional Plus Shares	(126,354)	450,248
Net Increase (Decrease) from Capital Share Transactions	6,229,048	5,434,682
Total Increase (Decrease)	8,093,726	4,507,936
Net Assets
Beginning of Period	42,255,695	37,747,759
End of Period	50,349,421	42,255,695
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.13	$10.36	$10.08	$11.89	$12.59
Investment Operations
Net Investment Income[1]	.415	.376	.311	.228	.221
Net Realized and Unrealized Gain (Loss) on Investments	.430	(.230)	.281	(1.806)	(.529)
Total from Investment Operations	.845	.146	.592	(1.578)	(.308)
Distributions
Dividends from Net Investment Income	(.415)	(.376)	(.312)	(.229)	(.219)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.173)
Total Distributions	(.415)	(.376)	(.312)	(.232)	(.392)
Net Asset Value, End of Period	$10.56	$10.13	$10.36	$10.08	$11.89
Total Return[2]	8.46%	1.43%	5.99%	-13.34%	-2.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40	$45	$53	$63	$103
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[3]	0.15%[3]	0.15%
Ratio of Net Investment Income to Average Net Assets	3.99%	3.67%	3.07%	2.13%	1.81%
Portfolio Turnover Rate[4]	55%	55%	63%	46%	46%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$74.66	$76.37	$74.25	$87.63	$92.73
Investment Operations
Net Investment Income[1]	3.151	2.861	2.394	1.783	1.715
Net Realized and Unrealized Gain (Loss) on Investments	3.193	(1.739)	2.087	(13.370)	(3.817)
Total from Investment Operations	6.344	1.122	4.481	(11.587)	(2.102)
Distributions
Dividends from Net Investment Income	(3.124)	(2.832)	(2.361)	(1.772)	(1.719)
Distributions from Realized Capital Gains	—	—	—	(.021)	(1.279)
Total Distributions	(3.124)	(2.832)	(2.361)	(1.793)	(2.998)
Net Asset Value, End of Period	$77.88	$74.66	$76.37	$74.25	$87.63
Total Return	8.62%	1.49%	6.16%	-13.30%	-2.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,175	$20,731	$16,751	$12,916	$14,359
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.10%	3.78%	3.21%	2.27%	1.91%
Portfolio Turnover Rate[3]	55%	55%	63%	46%	46%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.13	$10.36	$10.08	$11.89	$12.59
Investment Operations
Net Investment Income[1]	.424	.384	.321	.238	.229
Net Realized and Unrealized Gain (Loss) on Investments	.430	(.230)	.279	(1.807)	(.527)
Total from Investment Operations	.854	.154	.600	(1.569)	(.298)
Distributions
Dividends from Net Investment Income	(.424)	(.384)	(.320)	(.238)	(.229)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.173)
Total Distributions	(.424)	(.384)	(.320)	(.241)	(.402)
Net Asset Value, End of Period	$10.56	$10.13	$10.36	$10.08	$11.89
Total Return[2]	8.56%	1.51%	6.07%	-13.27%	-2.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,834	$17,346	$17,061	$15,779	$18,773
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.08%	3.75%	3.17%	2.24%	1.88%
Portfolio Turnover Rate[4]	55%	55%	63%	46%	46%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.13	$10.36	$10.08	$11.89	$12.59
Investment Operations
Net Investment Income[1]	.426	.386	.322	.240	.232
Net Realized and Unrealized Gain (Loss) on Investments	.430	(.230)	.280	(1.807)	(.527)
Total from Investment Operations	.856	.156	.602	(1.567)	(.295)
Distributions
Dividends from Net Investment Income	(.426)	(.386)	(.322)	(.240)	(.232)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.173)
Total Distributions	(.426)	(.386)	(.322)	(.243)	(.405)
Net Asset Value, End of Period	$10.56	$10.13	$10.36	$10.08	$11.89
Total Return	8.58%	1.53%	6.09%	-13.25%	-2.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,001	$2,759	$2,931	$2,706	$3,271
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	4.10%	3.77%	3.18%	2.26%	1.90%
Portfolio Turnover Rate[3]	55%	55%	63%	46%	46%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.13	$10.36	$10.08	$11.89	$12.59
Investment Operations
Net Investment Income[1]	.426	.389	.322	.242	.233
Net Realized and Unrealized Gain (Loss) on Investments	.430	(.232)	.281	(1.808)	(.527)
Total from Investment Operations	.856	.157	.603	(1.566)	(.294)
Distributions
Dividends from Net Investment Income	(.426)	(.387)	(.323)	(.241)	(.233)
Distributions from Realized Capital Gains	—	—	—	(.003)	(.173)
Total Distributions	(.426)	(.387)	(.323)	(.244)	(.406)
Net Asset Value, End of Period	$10.56	$10.13	$10.36	$10.08	$11.89
Total Return	8.58%	1.54%	6.10%	-13.24%	-2.33%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,299	$1,376	$951	$1,655	$1,786
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.11%	3.79%	3.18%	2.28%	1.91%
Portfolio Turnover Rate[3]	55%	55%	63%	46%	46%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2025.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Intermediate-Term Bond Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,188,000, representing less than 0.01% of the fund’s net assets and 0.48% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	28,514,414	—	28,514,414
Corporate Bonds	—	18,829,713	—	18,829,713
Sovereign Bonds	—	2,265,971	—	2,265,971
Taxable Municipal Bonds	—	164,375	—	164,375
Temporary Cash Investments	123,694	—	—	123,694
Total	123,694	49,774,473	—	49,898,167
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	20,095
Total Distributable Earnings (Loss)	(20,095)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	853
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	84,198
Capital Loss Carryforwards	(3,670,051)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(3,585,000)

Intermediate-Term Bond Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,876,622	1,498,469
Long-Term Capital Gains	—	—
Total	1,876,622	1,498,469
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	49,813,969
Gross Unrealized Appreciation	821,030
Gross Unrealized Depreciation	(736,832)
Net Unrealized Appreciation (Depreciation)	84,198
E.  During the year ended December 31, 2025, the fund purchased $6,783,334,000 of investment securities and sold $6,968,182,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $19,197,571,000 and $18,150,376,000, respectively. In addition, the fund purchased and sold investment securities of $6,167,959,000 and $1,047,725,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	11,831	1,135	8,792	859
Issued in Lieu of Cash Distributions	1,695	162	1,707	167
Redeemed	(19,568)	(1,884)	(17,763)	(1,727)
Net Increase (Decrease)—Investor Shares	(6,042)	(587)	(7,264)	(701)
ETF Shares
Issued	6,554,590	85,300	4,557,017	60,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,066,433)	(14,000)	(136,820)	(1,800)
Net Increase (Decrease)—ETF Shares	5,488,157	71,300	4,420,197	58,300
Admiral Shares
Issued	4,201,413	404,054	4,353,047	424,446
Issued in Lieu of Cash Distributions	620,738	59,458	545,346	53,263
Redeemed	(4,075,588)	(392,720)	(4,220,726)	(411,625)
Net Increase (Decrease)—Admiral Shares	746,563	70,792	677,667	66,084
Institutional Shares
Issued	857,615	82,493	604,553	59,131
Issued in Lieu of Cash Distributions	108,678	10,409	101,327	9,899
Redeemed	(839,569)	(81,139)	(812,046)	(79,561)
Net Increase (Decrease)—Institutional Shares	126,724	11,763	(106,166)	(10,531)
Institutional Plus Shares
Issued	360,121	34,257	537,443	52,635
Issued in Lieu of Cash Distributions	47,026	4,508	42,767	4,174
Redeemed	(533,501)	(51,562)	(129,962)	(12,726)
Net Increase (Decrease)—Institutional Plus Shares	(126,354)	(12,797)	450,248	44,083

Intermediate-Term Bond Index Fund
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Long-Term Bond Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (52.3%)
U.S. Government Securities (52.0%)
United States Treasury Note/Bond	4.000%	11/15/2035	19,466	19,211
United States Treasury Note/Bond	4.500%	2/15/2036	9,951	10,274
United States Treasury Note/Bond	4.750%	2/15/2037	3,270	3,428
United States Treasury Note/Bond	5.000%	5/15/2037	6,280	6,726
United States Treasury Note/Bond	4.375%	2/15/2038	5,911	5,969
United States Treasury Note/Bond	4.500%	5/15/2038	9,964	10,170
United States Treasury Note/Bond	3.500%	2/15/2039	5,917	5,398
United States Treasury Note/Bond	4.250%	5/15/2039	21,702	21,278
United States Treasury Note/Bond	4.500%	8/15/2039	21,823	21,884
United States Treasury Note/Bond	4.375%	11/15/2039	24,006	23,705
United States Treasury Note/Bond	4.625%	2/15/2040	22,850	23,128
United States Treasury Note/Bond	1.125%	5/15/2040	75,555	48,028
United States Treasury Note/Bond	4.375%	5/15/2040	24,015	23,651
United States Treasury Note/Bond	1.125%	8/15/2040	71,874	45,213
United States Treasury Note/Bond	3.875%	8/15/2040	19,975	18,520
United States Treasury Note/Bond	1.375%	11/15/2040	86,885	56,492
United States Treasury Note/Bond	4.250%	11/15/2040	20,740	20,040
United States Treasury Note/Bond	1.875%	2/15/2041	92,521	64,725
United States Treasury Note/Bond	4.750%	2/15/2041	20,767	21,173
United States Treasury Note/Bond	2.250%	5/15/2041	78,570	57,896
United States Treasury Note/Bond	4.375%	5/15/2041	20,640	20,140
United States Treasury Note/Bond	1.750%	8/15/2041	106,057	71,708
United States Treasury Note/Bond	3.750%	8/15/2041	14,835	13,393
United States Treasury Note/Bond	2.000%	11/15/2041	97,161	67,918
United States Treasury Note/Bond	3.125%	11/15/2041	22,557	18,681
United States Treasury Note/Bond	2.375%	2/15/2042	78,181	57,649
United States Treasury Note/Bond	3.125%	2/15/2042	18,925	15,589
United States Treasury Note/Bond	3.000%	5/15/2042	19,295	15,551
United States Treasury Note/Bond	3.250%	5/15/2042	66,246	55,354
United States Treasury Note/Bond	2.750%	8/15/2042	9,488	7,336
United States Treasury Note/Bond	3.375%	8/15/2042	52,838	44,731
United States Treasury Note/Bond	2.750%	11/15/2042	18,043	13,887
United States Treasury Note/Bond	4.000%	11/15/2042	79,110	72,636
United States Treasury Note/Bond	3.125%	2/15/2043	9,407	7,626
United States Treasury Note/Bond	3.875%	2/15/2043	80,806	72,855
United States Treasury Note/Bond	2.875%	5/15/2043	28,080	21,832
United States Treasury Note/Bond	3.875%	5/15/2043	37,198	33,432
United States Treasury Note/Bond	3.625%	8/15/2043	46,529	40,240
United States Treasury Note/Bond	4.375%	8/15/2043	76,540	73,242
United States Treasury Note/Bond	3.750%	11/15/2043	38,025	33,386
United States Treasury Note/Bond	4.750%	11/15/2043	66,805	66,938
United States Treasury Note/Bond	3.625%	2/15/2044	53,729	46,215
United States Treasury Note/Bond	4.500%	2/15/2044	53,384	51,749
United States Treasury Note/Bond	3.375%	5/15/2044	39,410	32,581
United States Treasury Note/Bond	4.625%	5/15/2044	67,332	66,240
United States Treasury Note/Bond	3.125%	8/15/2044	48,434	38,414
United States Treasury Note/Bond	4.125%	8/15/2044	70,869	65,177
United States Treasury Note/Bond	3.000%	11/15/2044	40,233	31,181
United States Treasury Note/Bond	4.625%	11/15/2044	50,825	49,904
United States Treasury Note/Bond	2.500%	2/15/2045	47,442	33,654
United States Treasury Note/Bond	4.750%	2/15/2045	48,700	48,548
United States Treasury Note/Bond	3.000%	5/15/2045	23,058	17,775
United States Treasury Note/Bond	5.000%	5/15/2045	32,692	33,626
United States Treasury Note/Bond	2.875%	8/15/2045	27,897	20,966
United States Treasury Note/Bond	4.875%	8/15/2045	45,861	46,398
United States Treasury Note/Bond	3.000%	11/15/2045	19,391	14,842
United States Treasury Note/Bond	4.625%	11/15/2045	59,387	58,141
United States Treasury Note/Bond	2.500%	2/15/2046	36,910	25,739
United States Treasury Note/Bond	2.500%	5/15/2046	37,604	26,129

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	2.250%	8/15/2046	52,671	34,714
	United States Treasury Note/Bond	2.875%	11/15/2046	23,839	17,630
	United States Treasury Note/Bond	3.000%	2/15/2047	36,699	27,675
	United States Treasury Note/Bond	3.000%	5/15/2047	35,637	26,807
	United States Treasury Note/Bond	2.750%	8/15/2047	49,891	35,703
	United States Treasury Note/Bond	2.750%	11/15/2047	44,556	31,796
	United States Treasury Note/Bond	3.000%	2/15/2048	68,300	50,929
	United States Treasury Note/Bond	3.125%	5/15/2048	66,876	50,912
	United States Treasury Note/Bond	3.000%	8/15/2048	70,738	52,490
	United States Treasury Note/Bond	3.375%	11/15/2048	76,386	60,574
	United States Treasury Note/Bond	3.000%	2/15/2049	78,461	57,942
	United States Treasury Note/Bond	2.875%	5/15/2049	72,515	52,140
	United States Treasury Note/Bond	2.250%	8/15/2049	67,079	42,176
	United States Treasury Note/Bond	2.375%	11/15/2049	64,771	41,699
	United States Treasury Note/Bond	2.000%	2/15/2050	79,140	46,523
	United States Treasury Note/Bond	1.250%	5/15/2050	86,760	41,631
	United States Treasury Note/Bond	1.375%	8/15/2050	93,753	46,203
	United States Treasury Note/Bond	1.625%	11/15/2050	101,812	53,598
	United States Treasury Note/Bond	1.875%	2/15/2051	114,455	64,090
	United States Treasury Note/Bond	2.375%	5/15/2051	112,753	71,206
	United States Treasury Note/Bond	2.000%	8/15/2051	114,389	65,707
	United States Treasury Note/Bond	1.875%	11/15/2051	101,925	56,489
	United States Treasury Note/Bond	2.250%	2/15/2052	95,208	57,914
	United States Treasury Note/Bond	2.875%	5/15/2052	82,444	57,762
	United States Treasury Note/Bond	3.000%	8/15/2052	88,856	63,792
	United States Treasury Note/Bond	4.000%	11/15/2052	102,010	88,689
	United States Treasury Note/Bond	3.625%	2/15/2053	81,184	65,886
	United States Treasury Note/Bond	3.625%	5/15/2053	87,516	70,977
	United States Treasury Note/Bond	4.125%	8/15/2053	93,706	83,161
	United States Treasury Note/Bond	4.750%	11/15/2053	105,372	103,676
	United States Treasury Note/Bond	4.250%	2/15/2054	106,536	96,565
	United States Treasury Note/Bond	4.625%	5/15/2054	104,777	101,159
	United States Treasury Note/Bond	4.250%	8/15/2054	105,933	96,043
	United States Treasury Note/Bond	4.500%	11/15/2054	106,932	101,130
	United States Treasury Note/Bond	4.625%	2/15/2055	86,340	83,403
	United States Treasury Note/Bond	4.750%	5/15/2055	105,844	104,306
	United States Treasury Note/Bond	4.750%	8/15/2055	113,402	111,807
	United States Treasury Note/Bond	4.625%	11/15/2055	90,000	86,941
					4,440,157
Agency Bonds and Notes (0.3%)
	Federal Home Loan Banks	5.625%	3/14/2036	900	992
	Federal Home Loan Banks	5.500%	7/15/2036	2,805	3,082
[1,2]	Federal Home Loan Mortgage Corp.	0.000%	11/15/2038	240	132
[2]	Federal National Mortgage Assn.	5.625%	7/15/2037	3,391	3,750
[2]	Federal National Mortgage Assn.	6.210%	8/6/2038	930	1,084
	Tennessee Valley Authority	5.880%	4/1/2036	2,627	2,937
	Tennessee Valley Authority	5.980%	4/1/2036	1,000	1,126
	Tennessee Valley Authority	6.150%	1/15/2038	218	249
	Tennessee Valley Authority	5.500%	6/15/2038	1,240	1,348
	Tennessee Valley Authority	5.250%	9/15/2039	3,795	4,022
	Tennessee Valley Authority	4.875%	1/15/2048	811	781
	Tennessee Valley Authority	4.250%	9/15/2052	985	842
	Tennessee Valley Authority	5.250%	2/1/2055	2,000	1,988
	Tennessee Valley Authority	5.375%	4/1/2056	970	981
	Tennessee Valley Authority	4.625%	9/15/2060	1,110	990
	Tennessee Valley Authority	4.250%	9/15/2065	2,990	2,458
					26,762
Total U.S. Government and Agency Obligations (Cost $5,267,590)					4,466,919
Corporate Bonds (41.8%)
Communications (4.8%)
	Alphabet Inc.	1.900%	8/15/2040	2,080	1,408
	Alphabet Inc.	5.350%	11/15/2045	2,900	2,881
	Alphabet Inc.	2.050%	8/15/2050	6,180	3,369
	Alphabet Inc.	5.250%	5/15/2055	1,020	976
	Alphabet Inc.	5.450%	11/15/2055	6,189	6,067
	Alphabet Inc.	2.250%	8/15/2060	1,151	589
	Alphabet Inc.	5.300%	5/15/2065	4,020	3,776
	Alphabet Inc.	5.700%	11/15/2075	72	71

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	America Movil SAB de CV	6.125%	11/15/2037	385	413
	America Movil SAB de CV	6.125%	3/30/2040	3,464	3,680
	America Movil SAB de CV	4.375%	7/16/2042	1,999	1,735
	America Movil SAB de CV	4.375%	4/22/2049	1,556	1,300
	AT&T Inc.	5.250%	3/1/2037	992	1,004
	AT&T Inc.	4.900%	8/15/2037	778	756
	AT&T Inc.	4.850%	3/1/2039	4,867	4,626
	AT&T Inc.	3.500%	6/1/2041	6,704	5,261
	AT&T Inc.	4.300%	12/15/2042	2,018	1,701
	AT&T Inc.	4.650%	6/1/2044	1,005	871
	AT&T Inc.	4.800%	6/15/2044	983	863
	AT&T Inc.	4.350%	6/15/2045	922	760
	AT&T Inc.	5.550%	11/1/2045	2,460	2,367
	AT&T Inc.	4.750%	5/15/2046	3,627	3,140
[1]	AT&T Inc.	5.150%	11/15/2046	1,045	955
	AT&T Inc.	4.500%	3/9/2048	4,381	3,610
	AT&T Inc.	4.550%	3/9/2049	895	740
	AT&T Inc.	3.650%	6/1/2051	5,681	3,990
	AT&T Inc.	3.500%	9/15/2053	13,590	9,092
	AT&T Inc.	5.700%	11/1/2054	2,055	1,969
	AT&T Inc.	3.550%	9/15/2055	12,078	8,035
	AT&T Inc.	6.050%	8/15/2056	1,440	1,446
	AT&T Inc.	3.800%	12/1/2057	10,543	7,245
	AT&T Inc.	3.650%	9/15/2059	11,868	7,830
	AT&T Inc.	3.850%	6/1/2060	1,563	1,072
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	2,626	2,164
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	2,330	2,215
	Charter Communications Operating LLC	5.850%	12/1/2035	962	961
	Charter Communications Operating LLC	5.375%	4/1/2038	5,820	5,354
	Charter Communications Operating LLC	3.500%	3/1/2042	3,304	2,284
	Charter Communications Operating LLC	6.484%	10/23/2045	7,191	6,757
	Charter Communications Operating LLC	5.375%	5/1/2047	3,129	2,572
	Charter Communications Operating LLC	5.750%	4/1/2048	4,494	3,856
	Charter Communications Operating LLC	5.125%	7/1/2049	1,362	1,066
	Charter Communications Operating LLC	4.800%	3/1/2050	6,006	4,510
	Charter Communications Operating LLC	3.700%	4/1/2051	4,546	2,859
	Charter Communications Operating LLC	3.900%	6/1/2052	5,239	3,378
	Charter Communications Operating LLC	5.250%	4/1/2053	2,114	1,670
	Charter Communications Operating LLC	6.700%	12/1/2055	2,138	2,050
	Charter Communications Operating LLC	3.850%	4/1/2061	5,534	3,293
	Charter Communications Operating LLC	3.950%	6/30/2062	3,893	2,336
	Comcast Corp.	3.200%	7/15/2036	2,585	2,202
	Comcast Corp.	3.900%	3/1/2038	1,983	1,725
	Comcast Corp.	4.600%	10/15/2038	2,460	2,291
	Comcast Corp.	3.750%	4/1/2040	5,033	4,141
	Comcast Corp.	3.400%	7/15/2046	2,476	1,716
	Comcast Corp.	4.000%	8/15/2047	95	72
	Comcast Corp.	3.969%	11/1/2047	1,930	1,443
	Comcast Corp.	4.000%	3/1/2048	1,809	1,357
	Comcast Corp.	4.700%	10/15/2048	2,008	1,672
	Comcast Corp.	3.999%	11/1/2049	3,087	2,273
	Comcast Corp.	3.450%	2/1/2050	3,792	2,535
	Comcast Corp.	2.800%	1/15/2051	3,727	2,159
	Comcast Corp.	2.887%	11/1/2051	13,443	7,857
	Comcast Corp.	5.350%	5/15/2053	2,894	2,595
	Comcast Corp.	5.650%	6/1/2054	2,010	1,883
	Comcast Corp.	2.937%	11/1/2056	11,099	6,232
	Comcast Corp.	4.950%	10/15/2058	935	776
	Comcast Corp.	2.650%	8/15/2062	1,220	614
	Comcast Corp.	2.987%	11/1/2063	6,160	3,329
	Comcast Corp.	5.500%	5/15/2064	3,165	2,823
	Electronic Arts Inc.	2.950%	2/15/2051	1,145	1,058
	Fox Corp.	5.476%	1/25/2039	2,517	2,524
	Fox Corp.	5.576%	1/25/2049	921	885
	Meta Platforms Inc.	5.500%	11/15/2045	6,977	6,772
	Meta Platforms Inc.	4.450%	8/15/2052	4,072	3,312
	Meta Platforms Inc.	5.600%	5/15/2053	4,927	4,715
	Meta Platforms Inc.	5.400%	8/15/2054	5,360	4,980
[1]	Meta Platforms Inc.	5.625%	11/15/2055	8,882	8,526
	Meta Platforms Inc.	4.650%	8/15/2062	1,795	1,446

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	5.750%	5/15/2063	3,417	3,278
	Meta Platforms Inc.	5.550%	8/15/2064	4,248	3,940
	Meta Platforms Inc.	5.750%	11/15/2065	6,518	6,217
	NBCUniversal Media LLC	4.450%	1/15/2043	3,340	2,841
[3]	Omnicom Group Inc.	3.375%	3/1/2041	890	672
[3]	Omnicom Group Inc.	5.400%	10/1/2048	1,168	1,078
	Orange SA	5.375%	1/13/2042	1,850	1,811
	Orange SA	5.500%	2/6/2044	1,356	1,335
	Paramount Global	6.875%	4/30/2036	2,136	2,107
	Paramount Global	4.850%	7/1/2042	1,958	1,442
	Paramount Global	4.375%	3/15/2043	2,224	1,547
	Paramount Global	5.850%	9/1/2043	815	669
	Paramount Global	5.250%	4/1/2044	877	662
	Paramount Global	4.900%	8/15/2044	896	644
	Paramount Global	4.600%	1/15/2045	1,080	750
	Paramount Global	4.950%	5/19/2050	1,717	1,208
	Rogers Communications Inc.	4.500%	3/15/2042	1,650	1,408
	Rogers Communications Inc.	5.450%	10/1/2043	1,010	951
	Rogers Communications Inc.	3.700%	11/15/2049	150	107
	Rogers Communications Inc.	4.550%	3/15/2052	3,300	2,630
	Telefonica Emisiones SA	7.045%	6/20/2036	2,502	2,793
	Telefonica Emisiones SA	4.665%	3/6/2038	1,420	1,294
	Telefonica Emisiones SA	5.213%	3/8/2047	3,883	3,428
	Telefonica Emisiones SA	4.895%	3/6/2048	2,351	1,975
	Telefonica Emisiones SA	5.520%	3/1/2049	1,564	1,423
	TELUS Corp.	4.600%	11/16/2048	1,010	858
	Time Warner Cable LLC	6.550%	5/1/2037	937	955
	Time Warner Cable LLC	6.750%	6/15/2039	1,751	1,770
	Time Warner Cable LLC	5.875%	11/15/2040	1,723	1,594
	Time Warner Cable LLC	5.500%	9/1/2041	960	841
	Time Warner Cable LLC	4.500%	9/15/2042	1,980	1,522
	T-Mobile USA Inc.	4.375%	4/15/2040	3,955	3,545
	T-Mobile USA Inc.	3.000%	2/15/2041	3,866	2,877
	T-Mobile USA Inc.	4.500%	4/15/2050	4,598	3,784
	T-Mobile USA Inc.	3.300%	2/15/2051	4,600	3,070
	T-Mobile USA Inc.	3.400%	10/15/2052	4,911	3,298
	T-Mobile USA Inc.	5.750%	1/15/2054	3,058	2,997
	T-Mobile USA Inc.	6.000%	6/15/2054	1,305	1,325
	T-Mobile USA Inc.	5.500%	1/15/2055	125	118
	T-Mobile USA Inc.	5.250%	6/15/2055	1,627	1,481
	T-Mobile USA Inc.	5.875%	11/15/2055	2,166	2,159
	T-Mobile USA Inc.	5.700%	1/15/2056	597	581
	T-Mobile USA Inc.	3.600%	11/15/2060	3,539	2,348
	T-Mobile USA Inc.	5.800%	9/15/2062	1,810	1,780
[1]	TWDC Enterprises 18 Corp.	4.125%	12/1/2041	1,059	923
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	1,122	908
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	1,748	1,466
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	1,478	1,022
	Uber Technologies Inc.	5.350%	9/15/2054	1,635	1,552
	Verizon Communications Inc.	4.272%	1/15/2036	1,863	1,746
	Verizon Communications Inc.	5.000%	1/15/2036	1,750	1,735
	Verizon Communications Inc.	5.250%	3/16/2037	1,567	1,577
[3]	Verizon Communications Inc.	5.401%	7/2/2037	3,626	3,664
	Verizon Communications Inc.	4.812%	3/15/2039	1,970	1,869
	Verizon Communications Inc.	2.650%	11/20/2040	3,275	2,338
	Verizon Communications Inc.	3.400%	3/22/2041	6,176	4,830
	Verizon Communications Inc.	2.850%	9/3/2041	1,214	873
	Verizon Communications Inc.	4.750%	11/1/2041	3,211	2,927
	Verizon Communications Inc.	3.850%	11/1/2042	1,055	846
	Verizon Communications Inc.	5.750%	11/30/2045	3,894	3,866
	Verizon Communications Inc.	4.125%	8/15/2046	25	20
	Verizon Communications Inc.	4.862%	8/21/2046	4,148	3,688
	Verizon Communications Inc.	5.500%	3/16/2047	770	740
	Verizon Communications Inc.	4.522%	9/15/2048	2,907	2,427
	Verizon Communications Inc.	3.550%	3/22/2051	6,521	4,631
	Verizon Communications Inc.	3.875%	3/1/2052	1,226	908
	Verizon Communications Inc.	4.672%	3/15/2055	2,970	2,458
	Verizon Communications Inc.	5.875%	11/30/2055	6,865	6,777
	Verizon Communications Inc.	2.987%	10/30/2056	7,283	4,327
	Verizon Communications Inc.	3.000%	11/20/2060	3,588	2,088

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	6.000%	11/30/2065	4,442	4,382
	Vodafone Group plc	6.150%	2/27/2037	1,205	1,309
	Vodafone Group plc	5.250%	5/30/2048	2,130	1,964
	Vodafone Group plc	4.875%	6/19/2049	3,870	3,364
	Vodafone Group plc	4.250%	9/17/2050	1,454	1,136
	Vodafone Group plc	5.625%	2/10/2053	774	740
	Vodafone Group plc	5.750%	6/28/2054	3,547	3,434
	Vodafone Group plc	5.750%	2/10/2063	915	869
	Vodafone Group plc	5.875%	6/28/2064	1,105	1,069
	Walt Disney Co.	6.150%	3/1/2037	1,878	2,070
	Walt Disney Co.	6.650%	11/15/2037	990	1,131
	Walt Disney Co.	4.625%	3/23/2040	1,007	964
	Walt Disney Co.	3.500%	5/13/2040	4,649	3,892
	Walt Disney Co.	6.150%	2/15/2041	571	621
	Walt Disney Co.	5.400%	10/1/2043	1,879	1,876
	Walt Disney Co.	4.750%	9/15/2044	907	826
	Walt Disney Co.	4.750%	11/15/2046	1,777	1,604
	Walt Disney Co.	2.750%	9/1/2049	4,354	2,759
	Walt Disney Co.	4.700%	3/23/2050	779	697
	Walt Disney Co.	3.600%	1/13/2051	2,603	1,933
	Walt Disney Co.	3.800%	5/13/2060	2,650	1,936
					406,731
Consumer Discretionary (2.3%)
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	1,527	1,402
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	1,650	1,207
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	2,730	2,268
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	2,746	1,865
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	1,754	1,453
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	1,655	1,069
	Amazon.com Inc.	3.875%	8/22/2037	5,165	4,732
	Amazon.com Inc.	4.950%	12/5/2044	1,481	1,423
	Amazon.com Inc.	4.050%	8/22/2047	5,674	4,655
	Amazon.com Inc.	2.500%	6/3/2050	4,572	2,735
	Amazon.com Inc.	3.100%	5/12/2051	4,770	3,197
	Amazon.com Inc.	3.950%	4/13/2052	1,289	1,006
	Amazon.com Inc.	5.450%	11/20/2055	5,865	5,723
	Amazon.com Inc.	4.250%	8/22/2057	4,409	3,535
	Amazon.com Inc.	2.700%	6/3/2060	2,812	1,592
	Amazon.com Inc.	3.250%	5/12/2061	4,500	2,873
	Amazon.com Inc.	4.100%	4/13/2062	3,183	2,440
	Amazon.com Inc.	5.550%	11/20/2065	5,350	5,182
[1]	American University	3.672%	4/1/2049	605	458
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	655	532
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/2049	965	887
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	1,532	983
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	820	630
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/2054	581	560
	BorgWarner Inc.	4.375%	3/15/2045	848	709
[1]	Brown University	2.924%	9/1/2050	706	464
	Brunswick Corp.	5.100%	4/1/2052	58	45
[1]	California Endowment	2.498%	4/1/2051	930	549
	California Institute of Technology	4.321%	8/1/2045	475	415
	California Institute of Technology	4.700%	11/1/2111	730	591
	California Institute of Technology	3.650%	9/1/2119	440	279
[1]	Case Western Reserve University	5.405%	6/1/2122	325	295
	Darden Restaurants Inc.	4.550%	2/15/2048	215	176
[1]	Duke University	2.682%	10/1/2044	584	426
[1]	Duke University	2.757%	10/1/2050	585	374
[1]	Duke University	2.832%	10/1/2055	904	567
	eBay Inc.	4.000%	7/15/2042	1,108	917
	eBay Inc.	3.650%	5/10/2051	1,265	925
[1]	Emory University	2.969%	9/1/2050	1,020	674
[1]	Ford Foundation	2.815%	6/1/2070	519	295
	Ford Motor Co.	4.750%	1/15/2043	4,523	3,573
	Ford Motor Co.	5.291%	12/8/2046	1,451	1,204
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	915	736
	General Motors Co.	6.600%	4/1/2036	1,046	1,138
	General Motors Co.	5.150%	4/1/2038	2,255	2,167
	General Motors Co.	6.250%	10/2/2043	3,691	3,741

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Co.	5.200%	4/1/2045	2,109	1,893
	General Motors Co.	6.750%	4/1/2046	506	541
	General Motors Co.	5.400%	4/1/2048	951	863
	General Motors Co.	5.950%	4/1/2049	750	727
[1]	George Washington University	4.300%	9/15/2044	750	638
	George Washington University	4.868%	9/15/2045	750	686
[1]	George Washington University	4.126%	9/15/2048	705	574
[1]	Georgetown University	4.315%	4/1/2049	948	785
[1]	Georgetown University	2.943%	4/1/2050	737	474
[1]	Georgetown University	5.215%	10/1/2118	615	539
	Harley-Davidson Inc.	4.625%	7/28/2045	1,261	1,015
	Hasbro Inc.	6.350%	3/15/2040	644	676
	Hasbro Inc.	5.100%	5/15/2044	817	729
	Home Depot Inc.	5.875%	12/16/2036	4,501	4,870
	Home Depot Inc.	3.300%	4/15/2040	2,245	1,836
	Home Depot Inc.	5.400%	9/15/2040	1,523	1,573
	Home Depot Inc.	5.950%	4/1/2041	980	1,048
	Home Depot Inc.	4.200%	4/1/2043	1,175	1,018
	Home Depot Inc.	4.875%	2/15/2044	1,906	1,779
	Home Depot Inc.	4.400%	3/15/2045	1,997	1,734
	Home Depot Inc.	4.250%	4/1/2046	3,682	3,115
	Home Depot Inc.	3.900%	6/15/2047	2,121	1,686
	Home Depot Inc.	4.500%	12/6/2048	620	535
	Home Depot Inc.	3.125%	12/15/2049	2,691	1,832
	Home Depot Inc.	3.350%	4/15/2050	2,666	1,880
	Home Depot Inc.	2.375%	3/15/2051	1,322	757
	Home Depot Inc.	3.625%	4/15/2052	1,993	1,454
	Home Depot Inc.	4.950%	9/15/2052	1,004	918
	Home Depot Inc.	5.300%	6/25/2054	1,421	1,358
	Home Depot Inc.	3.500%	9/15/2056	928	647
	Home Depot Inc.	5.400%	6/25/2064	1,387	1,325
[1]	Howard University	5.209%	10/1/2052	675	576
	JD.com Inc.	4.125%	1/14/2050	670	547
[1]	Johns Hopkins University	4.083%	7/1/2053	460	370
[1]	Johns Hopkins University	2.813%	1/1/2060	583	342
	Lear Corp.	5.250%	5/15/2049	735	663
	Lear Corp.	3.550%	1/15/2052	712	483
	Leggett & Platt Inc.	3.500%	11/15/2051	934	614
	Leland Stanford Junior University	3.647%	5/1/2048	672	529
	Leland Stanford Junior University	2.413%	6/1/2050	810	487
	Lowe's Cos. Inc.	5.000%	4/15/2040	855	828
	Lowe's Cos. Inc.	2.800%	9/15/2041	1,157	830
	Lowe's Cos. Inc.	4.250%	9/15/2044	448	360
	Lowe's Cos. Inc.	3.700%	4/15/2046	1,667	1,260
	Lowe's Cos. Inc.	4.050%	5/3/2047	2,900	2,291
	Lowe's Cos. Inc.	4.550%	4/5/2049	2,066	1,724
	Lowe's Cos. Inc.	5.125%	4/15/2050	805	726
	Lowe's Cos. Inc.	3.000%	10/15/2050	1,777	1,126
	Lowe's Cos. Inc.	3.500%	4/1/2051	2,206	1,529
	Lowe's Cos. Inc.	4.250%	4/1/2052	2,288	1,801
	Lowe's Cos. Inc.	5.625%	4/15/2053	1,085	1,052
	Lowe's Cos. Inc.	5.750%	7/1/2053	1,182	1,168
	Lowe's Cos. Inc.	4.450%	4/1/2062	2,780	2,177
	Lowe's Cos. Inc.	5.800%	9/15/2062	1,093	1,069
	Lowe's Cos. Inc.	5.850%	4/1/2063	830	813
	Marriott International Inc.	5.250%	10/15/2035	2	2
	Marriott International Inc.	5.500%	4/15/2037	997	1,020
	Masco Corp.	4.500%	5/15/2047	749	636
	Masco Corp.	3.125%	2/15/2051	580	381
[1]	Massachusetts Institute of Technology	2.989%	7/1/2050	956	644
[1]	Massachusetts Institute of Technology	2.294%	7/1/2051	837	472
	Massachusetts Institute of Technology	3.067%	4/1/2052	570	382
	Massachusetts Institute of Technology	5.618%	6/1/2055	750	770
	Massachusetts Institute of Technology	5.600%	7/1/2111	1,225	1,221
	Massachusetts Institute of Technology	4.678%	7/1/2114	740	616
	Massachusetts Institute of Technology	3.885%	7/1/2116	441	306
	McDonald's Corp.	5.000%	2/13/2036	2,006	2,023
[1]	McDonald's Corp.	6.300%	10/15/2037	1,259	1,402
[1]	McDonald's Corp.	6.300%	3/1/2038	2,006	2,217
[1]	McDonald's Corp.	5.700%	2/1/2039	1,382	1,448

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	McDonald's Corp.	4.875%	7/15/2040	1,005	965
[1]	McDonald's Corp.	3.700%	2/15/2042	874	713
[1]	McDonald's Corp.	3.625%	5/1/2043	740	585
[1]	McDonald's Corp.	4.600%	5/26/2045	1,311	1,153
[1]	McDonald's Corp.	4.875%	12/9/2045	2,481	2,258
[1]	McDonald's Corp.	4.450%	3/1/2047	2,118	1,811
[1]	McDonald's Corp.	4.450%	9/1/2048	1,179	996
[1]	McDonald's Corp.	3.625%	9/1/2049	1,140	837
[1]	McDonald's Corp.	4.200%	4/1/2050	2,235	1,798
[1]	McDonald's Corp.	5.150%	9/9/2052	1,497	1,389
	McDonald's Corp.	5.450%	8/14/2053	657	637
	NIKE Inc.	3.250%	3/27/2040	513	416
	NIKE Inc.	3.625%	5/1/2043	980	787
	NIKE Inc.	3.875%	11/1/2045	1,229	990
	NIKE Inc.	3.375%	11/1/2046	580	430
[1]	Northeastern University	2.894%	10/1/2050	745	499
	Northwestern University	4.940%	12/1/2035	915	934
[1]	Northwestern University	4.643%	12/1/2044	684	651
[1]	Northwestern University	2.640%	12/1/2050	434	272
[1]	Northwestern University	3.662%	12/1/2057	472	343
	Owens Corning	7.000%	12/1/2036	1,155	1,310
	Owens Corning	4.300%	7/15/2047	1,479	1,202
	Owens Corning	4.400%	1/30/2048	802	656
	Owens Corning	5.950%	6/15/2054	970	983
	President & Fellows of Harvard College	4.875%	10/15/2040	508	501
	President & Fellows of Harvard College	3.150%	7/15/2046	910	660
	President & Fellows of Harvard College	2.517%	10/15/2050	797	485
	President & Fellows of Harvard College	3.745%	11/15/2052	1,023	779
	President & Fellows of Harvard College	3.300%	7/15/2056	750	515
[1]	Rockefeller Foundation	2.492%	10/1/2050	685	414
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	1,000	1,004
	Sekisui House US Inc.	6.000%	1/15/2043	1,818	1,698
	Snap-on Inc.	4.100%	3/1/2048	774	636
	Snap-on Inc.	3.100%	5/1/2050	1,020	692
	Stanley Black & Decker Inc.	5.200%	9/1/2040	1,110	1,080
	Stanley Black & Decker Inc.	4.850%	11/15/2048	963	845
	Stanley Black & Decker Inc.	2.750%	11/15/2050	740	439
	Starbucks Corp.	4.300%	6/15/2045	265	220
	Starbucks Corp.	3.750%	12/1/2047	1,217	907
	Starbucks Corp.	4.500%	11/15/2048	1,595	1,330
	Starbucks Corp.	4.450%	8/15/2049	1,400	1,157
	Starbucks Corp.	3.500%	11/15/2050	1,050	736
	Thomas Jefferson University	3.847%	11/1/2057	650	458
	TJX Cos. Inc.	4.500%	4/15/2050	457	395
[1]	Trustees of Boston College	3.129%	7/1/2052	445	306
	Trustees of Princeton University	5.700%	3/1/2039	59	64
[1]	Trustees of Princeton University	2.516%	7/1/2050	1,125	698
	Trustees of Princeton University	4.201%	3/1/2052	740	615
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	1,002	590
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	505	414
	Trustees of the University of Pennsylvania	3.610%	2/15/2119	440	280
[1]	University of Chicago	2.761%	4/1/2045	695	552
[1]	University of Chicago	2.547%	4/1/2050	488	319
[1]	University of Chicago	4.003%	10/1/2053	123	97
[1]	University of Miami	4.063%	4/1/2052	685	548
[1]	University of Notre Dame du Lac	3.438%	2/15/2045	712	554
[1]	University of Notre Dame du Lac	3.394%	2/15/2048	573	431
[1]	University of Southern California	3.028%	10/1/2039	566	471
[1]	University of Southern California	3.841%	10/1/2047	798	638
	University of Southern California	2.805%	10/1/2050	691	439
[1]	University of Southern California	2.945%	10/1/2051	540	350
	University of Southern California	4.976%	10/1/2053	220	203
	University of Southern California	5.250%	10/1/2111	425	395
[1]	University of Southern California	3.226%	10/1/2120	381	219
[1]	Washington University	3.524%	4/15/2054	800	579
	Washington University	4.349%	4/15/2122	755	570
[1]	William Marsh Rice University	3.574%	5/15/2045	499	395
[1]	William Marsh Rice University	3.774%	5/15/2055	585	446

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Yale University	2.402%	4/15/2050	707	423
					197,239
Consumer Staples (3.0%)
	Altria Group Inc.	5.800%	2/14/2039	4,492	4,624
	Altria Group Inc.	3.400%	2/4/2041	949	733
	Altria Group Inc.	4.250%	8/9/2042	1,402	1,168
	Altria Group Inc.	4.500%	5/2/2043	891	760
	Altria Group Inc.	3.875%	9/16/2046	3,513	2,639
	Altria Group Inc.	4.450%	5/6/2050	2,520	2,015
	Altria Group Inc.	3.700%	2/4/2051	3,752	2,651
	Altria Group Inc.	6.200%	2/14/2059	230	230
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	9,317	9,221
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	17,744	16,406
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	1,543	1,524
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	3,334	3,075
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	3,762	4,851
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	5,575	5,763
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	938	1,190
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	2,398	2,295
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	2,381	2,047
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	6,789	6,774
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	3,100	3,157
	Archer-Daniels-Midland Co.	3.750%	9/15/2047	697	539
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	505	432
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	1,455	892
	BAT Capital Corp.	4.390%	8/15/2037	4,275	3,930
	BAT Capital Corp.	7.079%	8/2/2043	1,660	1,863
	BAT Capital Corp.	4.540%	8/15/2047	4,594	3,810
	BAT Capital Corp.	4.758%	9/6/2049	980	827
	BAT Capital Corp.	5.282%	4/2/2050	869	782
	BAT Capital Corp.	5.650%	3/16/2052	1,760	1,661
	BAT Capital Corp.	7.081%	8/2/2053	2,196	2,489
	Brown-Forman Corp.	4.500%	7/15/2045	1,105	960
	Campbell's Co.	4.800%	3/15/2048	1,862	1,610
	Campbell's Co.	3.125%	4/24/2050	908	593
	Church & Dwight Co. Inc.	3.950%	8/1/2047	980	779
	Church & Dwight Co. Inc.	5.000%	6/15/2052	750	685
	Coca-Cola Co.	2.500%	6/1/2040	1,655	1,231
	Coca-Cola Co.	2.875%	5/5/2041	1,755	1,345
	Coca-Cola Co.	4.200%	3/25/2050	1,855	1,554
	Coca-Cola Co.	2.600%	6/1/2050	4,775	2,954
	Coca-Cola Co.	3.000%	3/5/2051	1,300	867
	Coca-Cola Co.	2.500%	3/15/2051	1,984	1,190
	Coca-Cola Co.	5.300%	5/13/2054	846	830
	Coca-Cola Co.	5.200%	1/14/2055	1,616	1,557
	Coca-Cola Co.	2.750%	6/1/2060	2,170	1,270
	Coca-Cola Co.	5.400%	5/13/2064	2,020	1,963
	Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	1,085	1,059
[1]	Colgate-Palmolive Co.	3.700%	8/1/2047	885	697
	Conagra Brands Inc.	5.300%	11/1/2038	2,639	2,520
	Constellation Brands Inc.	4.500%	5/9/2047	1,265	1,057
	Constellation Brands Inc.	4.100%	2/15/2048	1,160	910
	Constellation Brands Inc.	5.250%	11/15/2048	622	574
	Constellation Brands Inc.	3.750%	5/1/2050	975	709
	Diageo Capital plc	5.875%	9/30/2036	1,290	1,397
	Diageo Investment Corp.	4.250%	5/11/2042	1,047	906
	Dollar General Corp.	4.125%	4/3/2050	997	783
	Dollar General Corp.	5.500%	11/1/2052	550	524
	Dollar Tree Inc.	3.375%	12/1/2051	958	643
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	778	839
	Estee Lauder Cos. Inc.	4.375%	6/15/2045	375	316
	Estee Lauder Cos. Inc.	4.150%	3/15/2047	505	405
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	885	587
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/2050	1,000	728
	General Mills Inc.	3.000%	2/1/2051	1,414	913
	Haleon US Capital LLC	4.000%	3/24/2052	1,361	1,069
	Hershey Co.	3.125%	11/15/2049	750	513
	Hormel Foods Corp.	3.050%	6/3/2051	990	647
	Ingredion Inc.	3.900%	6/1/2050	555	418

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	J M Smucker Co.	6.500%	11/15/2043	1,075	1,152
	J M Smucker Co.	6.500%	11/15/2053	1,570	1,696
[3]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	1,550	1,573
	JBS USA Holding Lux Sarl	4.375%	2/2/2052	1,474	1,139
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	3,067	3,147
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	2,781	3,097
[3]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	2,685	2,671
[3]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	1,095	1,086
[3]	JBS USA LUX Sarl	6.375%	2/25/2055	975	992
	Kellanova	4.500%	4/1/2046	1,164	1,025
	Kellanova	5.750%	5/16/2054	590	591
	Kenvue Inc.	5.100%	3/22/2043	1,197	1,150
	Kenvue Inc.	5.050%	3/22/2053	2,455	2,237
	Kenvue Inc.	5.200%	3/22/2063	1,050	952
	Keurig Dr Pepper Inc.	4.500%	11/15/2045	1,490	1,244
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	535	436
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	906	659
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	735	493
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	2,166	1,747
	Kimberly-Clark Corp.	6.625%	8/1/2037	1,312	1,512
	Kimberly-Clark Corp.	5.300%	3/1/2041	874	880
	Kimberly-Clark Corp.	3.200%	7/30/2046	1,483	1,060
	Kimberly-Clark Corp.	2.875%	2/7/2050	544	357
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	1,085	1,125
	Kraft Heinz Foods Co.	6.875%	1/26/2039	1,270	1,419
	Kraft Heinz Foods Co.	6.500%	2/9/2040	700	754
	Kraft Heinz Foods Co.	5.000%	6/4/2042	1,690	1,549
	Kraft Heinz Foods Co.	5.200%	7/15/2045	2,826	2,588
	Kraft Heinz Foods Co.	4.375%	6/1/2046	4,231	3,493
	Kraft Heinz Foods Co.	4.875%	10/1/2049	3,170	2,726
	Kraft Heinz Foods Co.	5.500%	6/1/2050	1,401	1,309
	Kroger Co.	6.900%	4/15/2038	579	664
	Kroger Co.	5.400%	7/15/2040	579	577
	Kroger Co.	5.000%	4/15/2042	134	125
	Kroger Co.	5.150%	8/1/2043	1,299	1,219
	Kroger Co.	3.875%	10/15/2046	826	641
	Kroger Co.	4.450%	2/1/2047	2,564	2,157
	Kroger Co.	4.650%	1/15/2048	1,160	996
	Kroger Co.	3.950%	1/15/2050	1,662	1,270
	Kroger Co.	5.500%	9/15/2054	3,045	2,901
	Kroger Co.	5.650%	9/15/2064	1,640	1,561
	McCormick & Co. Inc.	4.200%	8/15/2047	601	488
	Mead Johnson Nutrition Co.	4.600%	6/1/2044	814	720
	Molson Coors Beverage Co.	5.000%	5/1/2042	1,057	975
	Molson Coors Beverage Co.	4.200%	7/15/2046	2,851	2,287
	Mondelez International Inc.	2.625%	9/4/2050	1,734	1,034
	PepsiCo Inc.	4.875%	11/1/2040	200	195
	PepsiCo Inc.	2.625%	10/21/2041	1,755	1,270
	PepsiCo Inc.	4.000%	3/5/2042	1,448	1,244
	PepsiCo Inc.	3.600%	8/13/2042	855	695
	PepsiCo Inc.	4.450%	4/14/2046	2,304	2,031
	PepsiCo Inc.	3.450%	10/6/2046	2,256	1,699
	PepsiCo Inc.	4.000%	5/2/2047	1,113	911
	PepsiCo Inc.	3.375%	7/29/2049	1,560	1,128
	PepsiCo Inc.	2.875%	10/15/2049	1,464	962
	PepsiCo Inc.	3.625%	3/19/2050	108	82
	PepsiCo Inc.	2.750%	10/21/2051	874	548
	PepsiCo Inc.	3.875%	3/19/2060	705	537
	Philip Morris International Inc.	6.375%	5/16/2038	2,006	2,237
	Philip Morris International Inc.	4.375%	11/15/2041	1,500	1,332
	Philip Morris International Inc.	4.500%	3/20/2042	927	828
	Philip Morris International Inc.	4.125%	3/4/2043	3,371	2,853
	Philip Morris International Inc.	4.875%	11/15/2043	1,472	1,357
	Philip Morris International Inc.	4.250%	11/10/2044	1,971	1,673
	Procter & Gamble Co.	5.550%	3/5/2037	112	121
	Procter & Gamble Co.	3.550%	3/25/2040	856	743
	Procter & Gamble Co.	3.500%	10/25/2047	1,028	793
	Reynolds American Inc.	7.250%	6/15/2037	297	343
	Reynolds American Inc.	6.150%	9/15/2043	1,425	1,459
	Reynolds American Inc.	5.850%	8/15/2045	3,547	3,486

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sysco Corp.	6.600%	4/1/2040	550	608
	Sysco Corp.	4.500%	4/1/2046	585	502
	Sysco Corp.	4.450%	3/15/2048	1,455	1,232
	Sysco Corp.	3.300%	2/15/2050	1,155	803
	Sysco Corp.	6.600%	4/1/2050	2,107	2,314
	Sysco Corp.	3.150%	12/14/2051	4	3
	Target Corp.	5.250%	2/15/2036	1,625	1,669
	Target Corp.	6.500%	10/15/2037	940	1,065
	Target Corp.	7.000%	1/15/2038	1,000	1,168
	Target Corp.	4.000%	7/1/2042	1,030	869
	Target Corp.	3.625%	4/15/2046	1,172	896
	Target Corp.	3.900%	11/15/2047	1,203	943
	Target Corp.	2.950%	1/15/2052	1,450	924
	Target Corp.	4.800%	1/15/2053	1,098	977
	Tyson Foods Inc.	4.550%	6/2/2047	993	852
	Tyson Foods Inc.	5.100%	9/28/2048	3,070	2,824
[1]	Unilever Capital Corp.	2.625%	8/12/2051	1,527	940
	Walmart Inc.	6.500%	8/15/2037	25	29
	Walmart Inc.	6.200%	4/15/2038	1,129	1,274
	Walmart Inc.	3.950%	6/28/2038	2,504	2,321
	Walmart Inc.	5.625%	4/1/2040	1,077	1,145
	Walmart Inc.	5.000%	10/25/2040	2,244	2,284
	Walmart Inc.	5.625%	4/15/2041	805	851
	Walmart Inc.	4.000%	4/11/2043	1,236	1,068
	Walmart Inc.	3.625%	12/15/2047	1,072	830
	Walmart Inc.	4.050%	6/29/2048	3,754	3,124
	Walmart Inc.	2.950%	9/24/2049	990	670
	Walmart Inc.	2.650%	9/22/2051	3,105	1,955
	Walmart Inc.	4.500%	9/9/2052	1,962	1,729
	Walmart Inc.	4.500%	4/15/2053	1,630	1,440
					255,260
Energy (4.0%)
[1]	APA Corp.	5.100%	9/1/2040	445	395
	Apache Corp.	5.100%	9/1/2040	573	490
	Baker Hughes Holdings LLC	5.125%	9/15/2040	1,902	1,850
	Baker Hughes Holdings LLC	4.080%	12/15/2047	996	793
	Boardwalk Pipelines LP	5.375%	2/15/2036	1,000	1,005
	BP Capital Markets America Inc.	3.060%	6/17/2041	3,267	2,486
	BP Capital Markets America Inc.	3.000%	2/24/2050	4,429	2,887
	BP Capital Markets America Inc.	2.772%	11/10/2050	3,866	2,382
	BP Capital Markets America Inc.	2.939%	6/4/2051	4,230	2,694
	BP Capital Markets America Inc.	3.001%	3/17/2052	4,145	2,650
	BP Capital Markets America Inc.	3.379%	2/8/2061	2,747	1,794
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	925	994
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	960	1,019
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	560	616
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	1,719	1,515
	Cenovus Energy Inc.	5.400%	3/20/2036	600	599
	Cenovus Energy Inc.	5.250%	6/15/2037	1,006	978
	Cenovus Energy Inc.	6.750%	11/15/2039	895	984
	Cenovus Energy Inc.	5.400%	6/15/2047	926	849
	Cenovus Energy Inc.	3.750%	2/15/2052	805	562
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	2,579	2,197
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	1,600	1,463
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	1,850	1,418
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	1,849	2,174
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	900	891
	ConocoPhillips	5.900%	5/15/2038	1,402	1,497
	ConocoPhillips	6.500%	2/1/2039	3,417	3,837
	ConocoPhillips	4.875%	10/1/2047	1,245	1,113
	ConocoPhillips Co.	3.758%	3/15/2042	1,535	1,251
	ConocoPhillips Co.	4.300%	11/15/2044	1,936	1,635
	ConocoPhillips Co.	3.800%	3/15/2052	2,297	1,686
	ConocoPhillips Co.	5.300%	5/15/2053	1,937	1,803
	ConocoPhillips Co.	5.550%	3/15/2054	1,200	1,155
	ConocoPhillips Co.	5.500%	1/15/2055	1,670	1,598
	ConocoPhillips Co.	4.025%	3/15/2062	3,440	2,499
	ConocoPhillips Co.	5.700%	9/15/2063	1,252	1,207
	ConocoPhillips Co.	5.650%	1/15/2065	1,122	1,079

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Continental Resources Inc.	4.900%	6/1/2044	1,137	905
	Coterra Energy Inc.	5.900%	2/15/2055	940	902
	DCP Midstream Operating LP	5.600%	4/1/2044	765	739
	Devon Energy Corp.	5.600%	7/15/2041	1,987	1,923
	Devon Energy Corp.	5.000%	6/15/2045	2,445	2,128
	Devon Energy Corp.	5.750%	9/15/2054	1,165	1,071
	Diamondback Energy Inc.	4.400%	3/24/2051	1,175	941
	Diamondback Energy Inc.	4.250%	3/15/2052	972	756
	Diamondback Energy Inc.	5.750%	4/18/2054	3,085	2,914
	Diamondback Energy Inc.	5.900%	4/18/2064	2,321	2,195
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	1,705	1,648
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	650	672
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	500	443
	Enbridge Energy Partners LP	5.500%	9/15/2040	805	799
	Enbridge Energy Partners LP	7.375%	10/15/2045	990	1,145
	Enbridge Inc.	4.500%	6/10/2044	1,107	939
	Enbridge Inc.	5.500%	12/1/2046	822	808
	Enbridge Inc.	3.400%	8/1/2051	4,180	2,855
	Enbridge Inc.	6.700%	11/15/2053	887	974
	Enbridge Inc.	5.950%	4/5/2054	2,266	2,297
	Energy Transfer LP	6.625%	10/15/2036	1,263	1,370
[1]	Energy Transfer LP	5.800%	6/15/2038	1,094	1,115
	Energy Transfer LP	7.500%	7/1/2038	1,060	1,227
	Energy Transfer LP	6.050%	6/1/2041	1,789	1,811
	Energy Transfer LP	6.500%	2/1/2042	1,330	1,402
	Energy Transfer LP	5.150%	2/1/2043	754	679
	Energy Transfer LP	5.950%	10/1/2043	995	973
	Energy Transfer LP	5.000%	5/15/2044	699	608
	Energy Transfer LP	5.150%	3/15/2045	1,031	913
	Energy Transfer LP	6.125%	12/15/2045	1,453	1,428
	Energy Transfer LP	5.300%	4/15/2047	1,590	1,413
	Energy Transfer LP	5.400%	10/1/2047	1,948	1,748
	Energy Transfer LP	6.000%	6/15/2048	1,301	1,261
	Energy Transfer LP	6.250%	4/15/2049	5,146	5,092
	Energy Transfer LP	5.000%	5/15/2050	2,094	1,752
	Energy Transfer LP	5.950%	5/15/2054	3,710	3,515
	Energy Transfer LP	6.050%	9/1/2054	2,258	2,170
	Energy Transfer LP	6.200%	4/1/2055	1,692	1,658
	Enterprise Products Operating LLC	5.200%	1/15/2036	1,950	1,984
	Enterprise Products Operating LLC	7.550%	4/15/2038	1,005	1,209
	Enterprise Products Operating LLC	6.125%	10/15/2039	950	1,022
	Enterprise Products Operating LLC	5.700%	2/15/2042	865	882
	Enterprise Products Operating LLC	4.850%	8/15/2042	1,371	1,270
	Enterprise Products Operating LLC	4.450%	2/15/2043	998	877
	Enterprise Products Operating LLC	4.850%	3/15/2044	873	797
	Enterprise Products Operating LLC	5.100%	2/15/2045	2,745	2,572
	Enterprise Products Operating LLC	4.900%	5/15/2046	1,338	1,210
	Enterprise Products Operating LLC	4.250%	2/15/2048	2,475	2,030
	Enterprise Products Operating LLC	4.800%	2/1/2049	1,034	910
	Enterprise Products Operating LLC	4.200%	1/31/2050	1,850	1,486
	Enterprise Products Operating LLC	3.700%	1/31/2051	1,000	734
	Enterprise Products Operating LLC	3.200%	2/15/2052	2,469	1,635
	Enterprise Products Operating LLC	3.300%	2/15/2053	2,236	1,495
	Enterprise Products Operating LLC	4.950%	10/15/2054	777	690
	Enterprise Products Operating LLC	5.550%	2/16/2055	2,865	2,774
	Enterprise Products Operating LLC	3.950%	1/31/2060	2,200	1,606
	EOG Resources Inc.	5.350%	1/15/2036	2,450	2,517
	EOG Resources Inc.	4.950%	4/15/2050	998	892
	EOG Resources Inc.	5.650%	12/1/2054	790	773
	EOG Resources Inc.	5.950%	7/15/2055	1,475	1,503
	Exxon Mobil Corp.	2.995%	8/16/2039	1,908	1,525
	Exxon Mobil Corp.	4.227%	3/19/2040	4,152	3,805
	Exxon Mobil Corp.	3.567%	3/6/2045	1,619	1,268
	Exxon Mobil Corp.	4.114%	3/1/2046	2,632	2,202
	Exxon Mobil Corp.	3.095%	8/16/2049	2,060	1,407
	Exxon Mobil Corp.	4.327%	3/19/2050	4,700	3,944
	Exxon Mobil Corp.	3.452%	4/15/2051	4,504	3,234
	Halliburton Co.	6.700%	9/15/2038	2,306	2,555
	Halliburton Co.	4.500%	11/15/2041	1,080	942
	Halliburton Co.	4.750%	8/1/2043	2,241	1,975

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Halliburton Co.	5.000%	11/15/2045	3,379	3,018
	Hess Corp.	6.000%	1/15/2040	1,271	1,375
	Hess Corp.	5.600%	2/15/2041	2,287	2,363
	Hess Corp.	5.800%	4/1/2047	465	476
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	1,211	1,365
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	1,006	1,084
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	1,088	1,179
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	1,000	987
	Kinder Morgan Energy Partners LP	5.000%	8/15/2042	842	772
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	915	807
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	965	878
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	971	931
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	1,130	1,068
	Kinder Morgan Inc.	5.550%	6/1/2045	3,164	3,055
	Kinder Morgan Inc.	5.050%	2/15/2046	1,158	1,040
	Kinder Morgan Inc.	5.200%	3/1/2048	2,666	2,433
	Kinder Morgan Inc.	3.250%	8/1/2050	999	661
	Kinder Morgan Inc.	3.600%	2/15/2051	1,100	767
	Kinder Morgan Inc.	5.450%	8/1/2052	215	200
	Kinder Morgan Inc.	5.950%	8/1/2054	2,695	2,682
	Marathon Petroleum Corp.	6.500%	3/1/2041	2,815	2,995
	Marathon Petroleum Corp.	4.750%	9/15/2044	1,902	1,627
	Marathon Petroleum Corp.	5.000%	9/15/2054	1,056	884
	MPLX LP	4.500%	4/15/2038	1,319	1,203
	MPLX LP	5.200%	3/1/2047	1,234	1,102
	MPLX LP	5.200%	12/1/2047	1,430	1,271
	MPLX LP	4.700%	4/15/2048	1,805	1,499
	MPLX LP	5.500%	2/15/2049	2,856	2,622
	MPLX LP	4.950%	3/14/2052	2,007	1,687
	MPLX LP	5.650%	3/1/2053	865	801
	MPLX LP	5.950%	4/1/2055	751	724
	MPLX LP	6.200%	9/15/2055	1,550	1,541
	NOV Inc.	3.950%	12/1/2042	978	767
	Occidental Petroleum Corp.	6.450%	9/15/2036	3,300	3,510
	Occidental Petroleum Corp.	6.200%	3/15/2040	1,596	1,615
	Occidental Petroleum Corp.	6.600%	3/15/2046	2,193	2,256
	Occidental Petroleum Corp.	4.400%	4/15/2046	253	199
	Occidental Petroleum Corp.	4.200%	3/15/2048	525	391
	Occidental Petroleum Corp.	6.050%	10/1/2054	965	919
	ONEOK Inc.	5.150%	10/15/2043	820	746
	ONEOK Inc.	5.600%	4/1/2044	535	506
	ONEOK Inc.	5.050%	4/1/2045	608	536
	ONEOK Inc.	4.250%	9/15/2046	627	491
	ONEOK Inc.	5.450%	6/1/2047	1,410	1,296
	ONEOK Inc.	4.950%	7/13/2047	1,400	1,222
	ONEOK Inc.	5.200%	7/15/2048	1,435	1,293
	ONEOK Inc.	4.450%	9/1/2049	990	797
	ONEOK Inc.	3.950%	3/1/2050	1,764	1,277
	ONEOK Inc.	4.500%	3/15/2050	905	733
	ONEOK Inc.	7.150%	1/15/2051	954	1,050
	ONEOK Inc.	6.625%	9/1/2053	2,330	2,441
	ONEOK Inc.	5.700%	11/1/2054	2,038	1,898
	ONEOK Inc.	6.250%	10/15/2055	2,135	2,138
	ONEOK Inc.	5.850%	11/1/2064	1,425	1,337
	ONEOK Partners LP	6.650%	10/1/2036	1,290	1,404
	ONEOK Partners LP	6.200%	9/15/2043	971	985
	Ovintiv Inc.	6.625%	8/15/2037	1,268	1,346
	Ovintiv Inc.	6.500%	2/1/2038	1,060	1,111
	Phillips 66	5.875%	5/1/2042	3,870	3,912
	Phillips 66	4.875%	11/15/2044	1,438	1,262
	Phillips 66	3.300%	3/15/2052	1,815	1,180
	Phillips 66 Co.	4.680%	2/15/2045	645	547
	Phillips 66 Co.	4.900%	10/1/2046	1,856	1,619
[1]	Phillips 66 Co.	6.200%	3/15/2056	939	936
	Plains All American Pipeline LP	5.600%	1/15/2036	1,007	1,020
	Plains All American Pipeline LP	6.650%	1/15/2037	840	913
	Plains All American Pipeline LP	5.150%	6/1/2042	1,125	1,029
	Plains All American Pipeline LP	4.300%	1/31/2043	485	396
	Plains All American Pipeline LP	4.700%	6/15/2044	1,338	1,138
	Plains All American Pipeline LP	4.900%	2/15/2045	1,160	1,013

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	958	1,009
	Shell Finance US Inc.	4.750%	1/6/2036	1,750	1,745
[3]	Shell Finance US Inc.	6.375%	12/15/2038	1,461	1,626
[3]	Shell Finance US Inc.	5.500%	3/25/2040	1,935	1,979
[1]	Shell Finance US Inc.	4.550%	8/12/2043	1,084	968
[1]	Shell Finance US Inc.	4.375%	5/11/2045	4,515	3,888
[1]	Shell Finance US Inc.	4.000%	5/10/2046	3,683	2,976
[1]	Shell Finance US Inc.	3.750%	9/12/2046	1,769	1,377
[3]	Shell Finance US Inc.	3.125%	11/7/2049	610	410
[1]	Shell Finance US Inc.	3.250%	4/6/2050	2,772	1,911
[3]	Shell Finance US Inc.	3.000%	11/26/2051	2,555	1,647
	Shell International Finance BV	2.875%	11/26/2041	2,549	1,885
	Shell International Finance BV	3.625%	8/21/2042	1,522	1,223
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	1,200	1,154
	Spectra Energy Partners LP	5.950%	9/25/2043	782	790
	Spectra Energy Partners LP	4.500%	3/15/2045	1,368	1,153
	Suncor Energy Inc.	6.800%	5/15/2038	754	832
	Suncor Energy Inc.	6.850%	6/1/2039	877	974
	Suncor Energy Inc.	4.000%	11/15/2047	940	713
	Suncor Energy Inc.	3.750%	3/4/2051	950	676
	Targa Resources Corp.	5.650%	2/15/2036	385	396
	Targa Resources Corp.	5.400%	7/30/2036	1,715	1,718
	Targa Resources Corp.	4.950%	4/15/2052	765	652
	Targa Resources Corp.	6.500%	2/15/2053	1,505	1,570
	Targa Resources Corp.	6.125%	5/15/2055	2,141	2,126
	TotalEnergies Capital International SA	2.986%	6/29/2041	340	257
	TotalEnergies Capital International SA	3.461%	7/12/2049	1,800	1,283
	TotalEnergies Capital International SA	3.127%	5/29/2050	4,059	2,705
	TotalEnergies Capital International SA	3.386%	6/29/2060	2,733	1,775
	TotalEnergies Capital SA	5.488%	4/5/2054	1,201	1,162
	TotalEnergies Capital SA	5.275%	9/10/2054	900	846
	TotalEnergies Capital SA	5.638%	4/5/2064	2,652	2,573
	TotalEnergies Capital SA	5.425%	9/10/2064	2,090	1,955
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	925	966
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	2,083	2,221
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	2,844	3,264
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	3,405	3,581
[3]	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	532	536
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	1,360	1,346
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	725	636
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	1,115	966
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	1,314	1,013
[3]	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	556	550
	Valero Energy Corp.	6.625%	6/15/2037	2,605	2,871
	Valero Energy Corp.	4.900%	3/15/2045	400	356
	Valero Energy Corp.	3.650%	12/1/2051	1,876	1,296
	Valero Energy Corp.	4.000%	6/1/2052	380	280
	Western Midstream Operating LP	5.300%	3/1/2048	1,965	1,694
	Western Midstream Operating LP	5.500%	8/15/2048	1,010	889
	Western Midstream Operating LP	5.250%	2/1/2050	817	700
	Williams Cos. Inc.	6.300%	4/15/2040	2,335	2,517
	Williams Cos. Inc.	5.400%	3/4/2044	1,430	1,370
	Williams Cos. Inc.	5.750%	6/24/2044	920	914
	Williams Cos. Inc.	5.100%	9/15/2045	3,130	2,872
	Williams Cos. Inc.	4.850%	3/1/2048	2,442	2,140
	Williams Cos. Inc.	3.500%	10/15/2051	1,665	1,158
	Williams Cos. Inc.	5.300%	8/15/2052	740	684
	Williams Cos. Inc.	5.800%	11/15/2054	1,157	1,144
	Williams Cos. Inc.	6.000%	3/15/2055	805	818
	Woodside Finance Ltd.	5.700%	9/12/2054	775	728
					344,749
Financials (5.9%)
	AerCap Ireland Capital DAC	3.850%	10/29/2041	2,516	2,058
	Affiliated Managers Group Inc.	5.500%	2/15/2036	528	528
	Aflac Inc.	4.000%	10/15/2046	1,364	1,096
	Alleghany Corp.	4.900%	9/15/2044	360	328
	Alleghany Corp.	3.250%	8/15/2051	1,145	770
	Allstate Corp.	5.950%	4/1/2036	1,630	1,751
	Allstate Corp.	4.200%	12/15/2046	894	736

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Allstate Corp.	3.850%	8/10/2049	1,133	864
[1]	Allstate Corp.	6.500%	5/15/2057	750	788
	American Express Co.	4.050%	12/3/2042	1,628	1,402
	American Financial Group Inc.	4.500%	6/15/2047	975	820
	American International Group Inc.	4.500%	7/16/2044	990	872
	American International Group Inc.	4.750%	4/1/2048	1,398	1,242
	American International Group Inc.	4.375%	6/30/2050	2,000	1,669
	Aon Corp.	6.250%	9/30/2040	224	245
	Aon Corp.	2.900%	8/23/2051	1,017	633
	Aon Corp.	3.900%	2/28/2052	1,517	1,134
	Aon Global Ltd.	4.600%	6/14/2044	925	808
	Aon Global Ltd.	4.750%	5/15/2045	909	807
	Aon North America Inc.	5.750%	3/1/2054	3,445	3,429
	Apollo Global Management Inc.	5.800%	5/21/2054	1,500	1,474
	Arch Capital Finance LLC	5.031%	12/15/2046	810	755
	Arch Capital Group Ltd.	3.635%	6/30/2050	1,064	790
	Arch Capital Group US Inc.	5.144%	11/1/2043	951	902
	Ares Management Corp.	5.600%	10/11/2054	1,209	1,142
	Arthur J Gallagher & Co.	3.500%	5/20/2051	1,467	1,023
	Arthur J Gallagher & Co.	3.050%	3/9/2052	1,700	1,076
	Arthur J Gallagher & Co.	5.750%	3/2/2053	1,120	1,098
	Arthur J Gallagher & Co.	6.750%	2/15/2054	980	1,082
	Arthur J Gallagher & Co.	5.750%	7/15/2054	950	933
	Arthur J Gallagher & Co.	5.550%	2/15/2055	1,265	1,213
	Assurant Inc.	5.550%	2/15/2036	250	254
	Athene Holding Ltd.	3.950%	5/25/2051	940	657
	Athene Holding Ltd.	3.450%	5/15/2052	1,885	1,191
	Athene Holding Ltd.	6.250%	4/1/2054	955	931
	Athene Holding Ltd.	6.625%	5/19/2055	1,254	1,276
	Bank of America Corp.	6.110%	1/29/2037	4,766	5,136
[1]	Bank of America Corp.	4.244%	4/24/2038	902	840
	Bank of America Corp.	7.750%	5/14/2038	993	1,207
[1]	Bank of America Corp.	4.078%	4/23/2040	1,896	1,691
[1]	Bank of America Corp.	2.676%	6/19/2041	10,686	7,867
[1]	Bank of America Corp.	5.875%	2/7/2042	1,356	1,441
	Bank of America Corp.	3.311%	4/22/2042	5,879	4,633
[1]	Bank of America Corp.	5.000%	1/21/2044	3,671	3,539
[1]	Bank of America Corp.	4.875%	4/1/2044	918	870
[1]	Bank of America Corp.	3.946%	1/23/2049	987	787
[1]	Bank of America Corp.	4.330%	3/15/2050	5,435	4,570
[1]	Bank of America Corp.	4.083%	3/20/2051	11,467	9,194
[1]	Bank of America Corp.	2.831%	10/24/2051	1,265	802
[1]	Bank of America Corp.	3.483%	3/13/2052	1,150	827
	Bank of America Corp.	2.972%	7/21/2052	4,542	2,974
[1]	Bank of America NA	6.000%	10/15/2036	802	870
	Barclays plc	3.811%	3/10/2042	2,125	1,705
	Barclays plc	3.330%	11/24/2042	1,183	912
	Barclays plc	5.250%	8/17/2045	2,646	2,540
	Barclays plc	5.860%	8/11/2046	552	565
	Barclays plc	4.950%	1/10/2047	3,138	2,881
	Barclays plc	6.036%	3/12/2055	1,560	1,638
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	618	670
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	1,137	1,044
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	1,013	900
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	5,307	4,427
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	2,075	1,741
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	1,090	701
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	5,070	3,901
	Berkshire Hathaway Inc.	4.500%	2/11/2043	1,438	1,349
	BlackRock Funding Inc.	5.250%	3/14/2054	3,164	3,028
	BlackRock Funding Inc.	5.350%	1/8/2055	1,354	1,315
	Blue Owl Finance LLC	4.125%	10/7/2051	715	500
	Brighthouse Financial Inc.	4.700%	6/22/2047	1,503	1,104
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	1,500	1,497
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	2,765	2,827
	Brookfield Finance Inc.	4.700%	9/20/2047	1,868	1,612
	Brookfield Finance Inc.	3.500%	3/30/2051	1,025	711
	Brookfield Finance Inc.	3.625%	2/15/2052	1,095	770
	Brookfield Finance Inc.	5.968%	3/4/2054	762	768
	Brookfield Finance Inc.	5.813%	3/3/2055	825	813

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Finance LLC	3.450%	4/15/2050	1,010	695
	Brown & Brown Inc.	4.950%	3/17/2052	985	860
	Brown & Brown Inc.	6.250%	6/23/2055	1,710	1,778
	Chubb INA Holdings LLC	6.700%	5/15/2036	550	630
	Chubb INA Holdings LLC	6.000%	5/11/2037	771	838
[1]	Chubb INA Holdings LLC	6.500%	5/15/2038	600	680
	Chubb INA Holdings LLC	4.150%	3/13/2043	1,787	1,540
	Chubb INA Holdings LLC	4.350%	11/3/2045	1,270	1,106
	Chubb INA Holdings LLC	2.850%	12/15/2051	1,092	694
	Chubb INA Holdings LLC	3.050%	12/15/2061	2,082	1,278
	Citigroup Inc.	6.125%	8/25/2036	991	1,055
[1]	Citigroup Inc.	3.878%	1/24/2039	3,677	3,248
	Citigroup Inc.	8.125%	7/15/2039	1,309	1,678
[1]	Citigroup Inc.	5.316%	3/26/2041	1,884	1,883
	Citigroup Inc.	5.875%	1/30/2042	1,490	1,568
	Citigroup Inc.	6.675%	9/13/2043	1,924	2,139
	Citigroup Inc.	5.300%	5/6/2044	2,196	2,131
	Citigroup Inc.	4.650%	7/30/2045	1,234	1,109
	Citigroup Inc.	4.750%	5/18/2046	2,989	2,623
[1]	Citigroup Inc.	4.281%	4/24/2048	1,682	1,415
	Citigroup Inc.	4.650%	7/23/2048	4,135	3,647
	Citigroup Inc.	5.612%	3/4/2056	2,938	2,924
	CME Group Inc.	5.300%	9/15/2043	963	965
	CME Group Inc.	4.150%	6/15/2048	1,881	1,570
[1]	Cooperatieve Rabobank UA	5.250%	5/24/2041	2,184	2,191
	Cooperatieve Rabobank UA	5.750%	12/1/2043	1,044	1,053
	Cooperatieve Rabobank UA	5.250%	8/4/2045	2,216	2,085
	Corebridge Financial Inc.	4.350%	4/5/2042	990	845
	Corebridge Financial Inc.	4.400%	4/5/2052	1,828	1,481
	Equitable Holdings Inc.	5.000%	4/20/2048	2,049	1,836
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	765	676
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	995	692
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	1,311	831
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	1,660	1,716
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	400	422
	Fidelity National Financial Inc.	3.200%	9/17/2051	725	460
	Fifth Third Bancorp	8.250%	3/1/2038	378	464
	Franklin Resources Inc.	2.950%	8/12/2051	950	599
	GATX Corp.	3.100%	6/1/2051	839	531
	GATX Corp.	6.050%	6/5/2054	1,796	1,815
	Global Payments Inc.	4.150%	8/15/2049	1,468	1,091
	Global Payments Inc.	5.950%	8/15/2052	756	722
	Goldman Sachs Group Inc.	6.450%	5/1/2036	1,101	1,209
	Goldman Sachs Group Inc.	6.750%	10/1/2037	9,777	10,917
[1]	Goldman Sachs Group Inc.	4.017%	10/31/2038	6,190	5,562
[1]	Goldman Sachs Group Inc.	4.411%	4/23/2039	1,339	1,235
	Goldman Sachs Group Inc.	6.250%	2/1/2041	2,918	3,194
	Goldman Sachs Group Inc.	3.210%	4/22/2042	5,005	3,853
	Goldman Sachs Group Inc.	3.436%	2/24/2043	3,522	2,752
[1]	Goldman Sachs Group Inc.	4.800%	7/8/2044	1,342	1,241
	Goldman Sachs Group Inc.	5.150%	5/22/2045	1,925	1,800
	Goldman Sachs Group Inc.	4.750%	10/21/2045	1,093	990
	Goldman Sachs Group Inc.	5.561%	11/19/2045	7,900	7,898
	Goldman Sachs Group Inc.	5.734%	1/28/2056	3,074	3,109
	Hartford Insurance Group Inc.	5.950%	10/15/2036	1,031	1,112
	Hartford Insurance Group Inc.	6.100%	10/1/2041	613	655
	Hartford Insurance Group Inc.	4.300%	4/15/2043	517	444
	Hartford Insurance Group Inc.	4.400%	3/15/2048	580	492
	Hartford Insurance Group Inc.	3.600%	8/19/2049	1,357	1,003
	Hartford Insurance Group Inc.	2.900%	9/15/2051	1,000	638
[1]	HSBC Holdings plc	6.500%	5/2/2036	3,139	3,393
	HSBC Holdings plc	6.500%	9/15/2037	1,897	2,082
[1]	HSBC Holdings plc	6.500%	9/15/2037	2,115	2,287
[1]	HSBC Holdings plc	6.800%	6/1/2038	920	1,022
	HSBC Holdings plc	6.100%	1/14/2042	1,985	2,139
	HSBC Holdings plc	6.332%	3/9/2044	4,030	4,410
	HSBC Holdings plc	5.250%	3/14/2044	3,040	2,955
	Intercontinental Exchange Inc.	2.650%	9/15/2040	1,924	1,428
	Intercontinental Exchange Inc.	4.250%	9/21/2048	1,112	924
	Intercontinental Exchange Inc.	3.000%	6/15/2050	2,388	1,564

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intercontinental Exchange Inc.	4.950%	6/15/2052	2,167	1,987
	Intercontinental Exchange Inc.	3.000%	9/15/2060	2,630	1,573
	Intercontinental Exchange Inc.	5.200%	6/15/2062	1,760	1,610
	Invesco Finance plc	5.375%	11/30/2043	746	716
	Jackson Financial Inc.	4.000%	11/23/2051	1,310	914
	Jefferies Financial Group Inc.	6.250%	1/15/2036	1,100	1,166
	Jefferies Financial Group Inc.	6.500%	1/20/2043	456	474
	JPMorgan Chase & Co.	6.400%	5/15/2038	815	921
[1]	JPMorgan Chase & Co.	3.882%	7/24/2038	5,374	4,821
	JPMorgan Chase & Co.	5.500%	10/15/2040	3,769	3,929
[1]	JPMorgan Chase & Co.	3.109%	4/22/2041	2,139	1,678
	JPMorgan Chase & Co.	5.600%	7/15/2041	2,044	2,129
	JPMorgan Chase & Co.	2.525%	11/19/2041	2,823	2,029
	JPMorgan Chase & Co.	5.400%	1/6/2042	4,116	4,186
	JPMorgan Chase & Co.	3.157%	4/22/2042	1,195	926
	JPMorgan Chase & Co.	5.625%	8/16/2043	2,196	2,252
	JPMorgan Chase & Co.	4.850%	2/1/2044	2,455	2,320
	JPMorgan Chase & Co.	4.950%	6/1/2045	1,539	1,449
	JPMorgan Chase & Co.	5.534%	11/29/2045	3,160	3,200
[1]	JPMorgan Chase & Co.	4.260%	2/22/2048	4,835	4,102
[1]	JPMorgan Chase & Co.	4.032%	7/24/2048	4,336	3,536
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	4,079	3,281
[1]	JPMorgan Chase & Co.	3.897%	1/23/2049	2,276	1,812
[1]	JPMorgan Chase & Co.	3.109%	4/22/2051	5,604	3,804
	JPMorgan Chase & Co.	3.328%	4/22/2052	4,322	3,061
	Lincoln National Corp.	7.000%	6/15/2040	735	826
	Lloyds Banking Group plc	5.300%	12/1/2045	1,189	1,125
	Lloyds Banking Group plc	3.369%	12/14/2046	2,660	1,968
	Lloyds Banking Group plc	4.344%	1/9/2048	1,717	1,413
	Loews Corp.	4.125%	5/15/2043	842	716
	Manulife Financial Corp.	5.375%	3/4/2046	918	904
	Markel Group Inc.	5.000%	4/5/2046	710	639
	Markel Group Inc.	4.300%	11/1/2047	722	581
	Markel Group Inc.	5.000%	5/20/2049	1,100	970
	Markel Group Inc.	4.150%	9/17/2050	995	769
	Markel Group Inc.	3.450%	5/7/2052	1,025	693
	Markel Group Inc.	6.000%	5/16/2054	960	965
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	745	718
	Marsh & McLennan Cos. Inc.	4.350%	1/30/2047	2,484	2,105
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	1,951	1,604
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	1,524	1,378
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	580	367
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	730	787
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	650	630
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	100	101
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	873	844
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	2,768	2,662
	Mastercard Inc.	3.800%	11/21/2046	1,283	1,024
	Mastercard Inc.	3.650%	6/1/2049	1,230	936
	Mastercard Inc.	3.850%	3/26/2050	2,980	2,333
	Mastercard Inc.	2.950%	3/15/2051	1,080	709
[1]	MetLife Inc.	6.400%	12/15/2036	1,445	1,515
[1]	MetLife Inc.	10.750%	8/1/2039	825	1,097
	MetLife Inc.	5.875%	2/6/2041	1,683	1,769
	MetLife Inc.	4.875%	11/13/2043	1,560	1,451
	MetLife Inc.	4.721%	12/15/2044	1,130	1,020
	MetLife Inc.	4.050%	3/1/2045	2,023	1,671
	MetLife Inc.	5.000%	7/15/2052	1,905	1,740
	MetLife Inc.	5.250%	1/15/2054	2,180	2,071
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	992	937
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	1,095	1,017
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	3,349	2,920
[1]	Morgan Stanley	3.971%	7/22/2038	867	780
[1]	Morgan Stanley	4.457%	4/22/2039	5,485	5,156
	Morgan Stanley	3.217%	4/22/2042	2,259	1,765
	Morgan Stanley	6.375%	7/24/2042	4,780	5,313
	Morgan Stanley	4.300%	1/27/2045	3,354	2,902
[1]	Morgan Stanley	5.597%	3/24/2051	5,587	5,582
[1]	Morgan Stanley	2.802%	1/25/2052	1,326	842
	Morgan Stanley	5.516%	11/19/2055	5,415	5,348

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nasdaq Inc.	2.500%	12/21/2040	831	590
	Nasdaq Inc.	3.250%	4/28/2050	482	333
	Nasdaq Inc.	3.950%	3/7/2052	574	439
	Nasdaq Inc.	5.950%	8/15/2053	1,400	1,453
	Nasdaq Inc.	6.100%	6/28/2063	1,322	1,383
[1]	Nationwide Financial Services Inc.	6.750%	5/15/2037	745	741
	Old Republic International Corp.	3.850%	6/11/2051	980	709
	PayPal Holdings Inc.	3.250%	6/1/2050	927	630
	PayPal Holdings Inc.	5.050%	6/1/2052	1,083	982
	PayPal Holdings Inc.	5.500%	6/1/2054	1,305	1,267
	PayPal Holdings Inc.	5.250%	6/1/2062	825	757
	Principal Financial Group Inc.	4.625%	9/15/2042	1,727	1,551
	Principal Financial Group Inc.	4.350%	5/15/2043	1,307	1,122
	Principal Financial Group Inc.	4.300%	11/15/2046	310	260
	Principal Financial Group Inc.	5.500%	3/15/2053	555	541
	Progressive Corp.	4.350%	4/25/2044	320	278
	Progressive Corp.	4.125%	4/15/2047	2,528	2,089
	Progressive Corp.	4.200%	3/15/2048	1,144	947
	Progressive Corp.	3.950%	3/26/2050	895	702
[1]	Prudential Financial Inc.	5.700%	12/14/2036	1,848	1,957
[1]	Prudential Financial Inc.	6.625%	12/1/2037	758	863
[1]	Prudential Financial Inc.	3.000%	3/10/2040	1,041	809
[1]	Prudential Financial Inc.	6.625%	6/21/2040	114	130
[1]	Prudential Financial Inc.	4.600%	5/15/2044	920	820
	Prudential Financial Inc.	3.905%	12/7/2047	1,726	1,357
[1]	Prudential Financial Inc.	4.418%	3/27/2048	40	34
	Prudential Financial Inc.	3.935%	12/7/2049	2,568	1,987
[1]	Prudential Financial Inc.	4.350%	2/25/2050	1,947	1,614
[1]	Prudential Financial Inc.	3.700%	3/13/2051	1,966	1,463
	Raymond James Financial Inc.	3.750%	4/1/2051	1,592	1,170
[1]	Regions Bank	6.450%	6/26/2037	993	1,074
	Regions Financial Corp.	7.375%	12/10/2037	475	543
	Selective Insurance Group Inc.	5.375%	3/1/2049	605	558
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	867	608
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	650	477
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	1,980	2,142
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	1,205	1,243
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	925	936
	TPG Operating Group II LP	5.375%	1/15/2036	775	773
	Transatlantic Holdings Inc.	8.000%	11/30/2039	938	1,172
	Travelers Cos. Inc.	5.350%	11/1/2040	1,400	1,420
	Travelers Cos. Inc.	4.600%	8/1/2043	898	807
	Travelers Cos. Inc.	4.300%	8/25/2045	786	669
	Travelers Cos. Inc.	3.750%	5/15/2046	572	449
	Travelers Cos. Inc.	4.000%	5/30/2047	1,505	1,220
	Travelers Cos. Inc.	4.100%	3/4/2049	2,069	1,677
	Travelers Cos. Inc.	3.050%	6/8/2051	1,630	1,079
	Travelers Cos. Inc.	5.450%	5/25/2053	1,156	1,139
	Travelers Cos. Inc.	5.700%	7/24/2055	500	511
	UBS AG	4.500%	6/26/2048	1,525	1,328
	UBS Group AG	4.875%	5/15/2045	2,828	2,608
	Unum Group	5.750%	8/15/2042	810	804
	Unum Group	4.125%	6/15/2051	910	688
	Unum Group	6.000%	6/15/2054	595	588
	Visa Inc.	2.700%	4/15/2040	1,794	1,380
	Visa Inc.	4.300%	12/14/2045	5,561	4,848
	Visa Inc.	3.650%	9/15/2047	1,145	893
	Visa Inc.	2.000%	8/15/2050	3,736	2,025
	Voya Financial Inc.	5.700%	7/15/2043	969	964
	W R Berkley Corp.	4.750%	8/1/2044	1,375	1,231
	W R Berkley Corp.	4.000%	5/12/2050	600	460
	W R Berkley Corp.	3.550%	3/30/2052	575	403
	W R Berkley Corp.	3.150%	9/30/2061	1,190	708
	Wachovia Corp.	5.500%	8/1/2035	1,423	1,466
[1]	Wells Fargo & Co.	5.950%	12/15/2036	1,376	1,439
[1]	Wells Fargo & Co.	3.068%	4/30/2041	4,305	3,340
	Wells Fargo & Co.	5.375%	11/2/2043	2,461	2,382
	Wells Fargo & Co.	5.606%	1/15/2044	3,936	3,894
[1]	Wells Fargo & Co.	4.650%	11/4/2044	2,648	2,318
	Wells Fargo & Co.	3.900%	5/1/2045	3,102	2,513

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Wells Fargo & Co.	4.900%	11/17/2045	3,512	3,159
[1]	Wells Fargo & Co.	4.400%	6/14/2046	2,519	2,099
[1]	Wells Fargo & Co.	4.750%	12/7/2046	4,079	3,579
[1]	Wells Fargo & Co.	5.013%	4/4/2051	8,567	7,831
[1]	Wells Fargo & Co.	4.611%	4/25/2053	5,297	4,552
[1]	Wells Fargo Bank NA	5.850%	2/1/2037	2,386	2,523
[1]	Wells Fargo Bank NA	6.600%	1/15/2038	1,019	1,138
	Western Union Co.	6.200%	11/17/2036	1,010	1,053
	Westpac Banking Corp.	4.421%	7/24/2039	1,524	1,411
	Westpac Banking Corp.	2.963%	11/16/2040	1,005	766
	Westpac Banking Corp.	3.133%	11/18/2041	1,858	1,407
	Willis North America Inc.	5.150%	3/15/2036	500	500
	Willis North America Inc.	5.050%	9/15/2048	458	411
	Willis North America Inc.	3.875%	9/15/2049	966	717
	Willis North America Inc.	5.900%	3/5/2054	977	975
	XL Group Ltd.	5.250%	12/15/2043	925	873
					500,104
Health Care (6.8%)
	Abbott Laboratories	4.750%	11/30/2036	3,247	3,262
	Abbott Laboratories	6.150%	11/30/2037	1,700	1,901
	Abbott Laboratories	6.000%	4/1/2039	1,206	1,325
	Abbott Laboratories	5.300%	5/27/2040	1,151	1,188
	Abbott Laboratories	4.750%	4/15/2043	1,095	1,034
	Abbott Laboratories	4.900%	11/30/2046	2,583	2,429
	AbbVie Inc.	4.300%	5/14/2036	1,222	1,172
	AbbVie Inc.	4.050%	11/21/2039	8,172	7,289
	AbbVie Inc.	4.625%	10/1/2042	1,990	1,813
	AbbVie Inc.	4.400%	11/6/2042	5,638	5,023
	AbbVie Inc.	4.850%	6/15/2044	3,509	3,248
	AbbVie Inc.	4.750%	3/15/2045	1,142	1,040
	AbbVie Inc.	4.700%	5/14/2045	5,931	5,356
	AbbVie Inc.	4.450%	5/14/2046	957	831
	AbbVie Inc.	4.875%	11/14/2048	2,833	2,579
	AbbVie Inc.	4.250%	11/21/2049	10,453	8,608
	AbbVie Inc.	5.400%	3/15/2054	6,430	6,246
	AbbVie Inc.	5.600%	3/15/2055	943	945
	AbbVie Inc.	5.500%	3/15/2064	1,655	1,607
	Adventist Health System	3.630%	3/1/2049	835	568
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	980	820
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	920	657
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	828	541
	Aetna Inc.	6.625%	6/15/2036	775	853
	Aetna Inc.	6.750%	12/15/2037	1,154	1,271
	Aetna Inc.	4.500%	5/15/2042	998	855
	Aetna Inc.	4.750%	3/15/2044	998	872
	AHS Hospital Corp.	5.024%	7/1/2045	735	678
[1]	AHS Hospital Corp.	2.780%	7/1/2051	920	570
[1]	Allina Health System	3.887%	4/15/2049	1,871	1,454
	Amgen Inc.	6.400%	2/1/2039	1,895	2,096
	Amgen Inc.	3.150%	2/21/2040	2,389	1,882
	Amgen Inc.	4.950%	10/1/2041	706	668
	Amgen Inc.	5.150%	11/15/2041	1,274	1,232
	Amgen Inc.	5.650%	6/15/2042	780	790
	Amgen Inc.	5.600%	3/2/2043	4,952	4,974
	Amgen Inc.	4.400%	5/1/2045	3,995	3,418
	Amgen Inc.	4.563%	6/15/2048	2,617	2,236
	Amgen Inc.	4.663%	6/15/2051	5,625	4,813
	Amgen Inc.	4.200%	2/22/2052	2,648	2,098
	Amgen Inc.	4.875%	3/1/2053	1,770	1,555
	Amgen Inc.	5.650%	3/2/2053	8,941	8,757
	Amgen Inc.	2.770%	9/1/2053	632	375
	Amgen Inc.	4.400%	2/22/2062	1,052	821
	Amgen Inc.	5.750%	3/2/2063	2,626	2,561
[1]	Ascension Health	3.106%	11/15/2039	1,200	955
	Ascension Health	3.945%	11/15/2046	1,658	1,346
[1]	Ascension Health	4.847%	11/15/2053	1,262	1,137
	AstraZeneca plc	6.450%	9/15/2037	5,241	5,972
	AstraZeneca plc	4.000%	9/18/2042	3,036	2,614
	AstraZeneca plc	4.375%	11/16/2045	902	793

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AstraZeneca plc	2.125%	8/6/2050	991	551
	AstraZeneca plc	3.000%	5/28/2051	229	154
	Banner Health	2.907%	1/1/2042	825	606
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	550	321
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	996	710
	Baxalta Inc.	5.250%	6/23/2045	860	821
	Baxter International Inc.	3.500%	8/15/2046	1,275	902
	Baylor Scott & White Holdings	3.967%	11/15/2046	1,416	1,144
[1]	Baylor Scott & White Holdings	2.839%	11/15/2050	1,202	760
	Becton Dickinson & Co.	4.685%	12/15/2044	85	75
	Becton Dickinson & Co.	4.669%	6/6/2047	2,856	2,481
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	970	632
	Biogen Inc.	5.200%	9/15/2045	445	409
	Biogen Inc.	3.150%	5/1/2050	2,245	1,451
	Biogen Inc.	3.250%	2/15/2051	2,901	1,906
	Biogen Inc.	6.450%	5/15/2055	595	625
	Boston Scientific Corp.	4.550%	3/1/2039	835	795
	Boston Scientific Corp.	4.700%	3/1/2049	1,000	896
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	1,346	1,222
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	973	780
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	300	300
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	3,536	3,180
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	853	720
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	4,103	3,545
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	6,971	5,687
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	4,222	2,497
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	3,802	2,791
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	5,316	5,218
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	555	402
	Cardinal Health Inc.	4.600%	3/15/2043	245	215
	Cardinal Health Inc.	4.500%	11/15/2044	1,122	965
	Cardinal Health Inc.	4.900%	9/15/2045	1,213	1,092
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	990	678
	Cencora Inc.	4.250%	3/1/2045	754	637
	Cencora Inc.	4.300%	12/15/2047	791	662
	Children's Health System of Texas	2.511%	8/15/2050	345	203
[1]	Children's Hospital	2.928%	7/15/2050	270	174
[1]	Children's Hospital Corp.	4.115%	1/1/2047	1,314	1,095
[1]	Children's Hospital Corp.	2.585%	2/1/2050	1,135	690
	Children's Hospital Medical Center	4.268%	5/15/2044	750	653
[1]	Children's Hospital of Philadelphia	2.704%	7/1/2050	920	572
	Cigna Group	4.800%	8/15/2038	3,940	3,775
	Cigna Group	3.200%	3/15/2040	1,513	1,195
[1]	Cigna Group	6.125%	11/15/2041	606	641
[1]	Cigna Group	4.800%	7/15/2046	2,350	2,085
[1]	Cigna Group	3.875%	10/15/2047	995	765
	Cigna Group	4.900%	12/15/2048	5,355	4,767
	Cigna Group	3.400%	3/15/2050	1,000	699
	Cigna Group	3.400%	3/15/2051	3,230	2,240
	Cigna Group	5.600%	2/15/2054	1,380	1,339
	Cigna Group	6.000%	1/15/2056	1,026	1,054
[1]	City of Hope	5.623%	11/15/2043	625	616
[1]	City of Hope	4.378%	8/15/2048	695	568
	Cleveland Clinic Foundation	4.858%	1/1/2114	875	741
[1]	CommonSpirit Health	4.350%	11/1/2042	1,927	1,676
	CommonSpirit Health	5.580%	9/1/2045	143	140
	CommonSpirit Health	3.817%	10/1/2049	945	706
	CommonSpirit Health	4.187%	10/1/2049	887	695
	CommonSpirit Health	3.910%	10/1/2050	2,067	1,544
	CommonSpirit Health	5.548%	12/1/2054	790	753
	CommonSpirit Health	5.662%	9/1/2055	257	249
[1]	Corewell Health Obligated Group	3.487%	7/15/2049	775	556
[1]	Cottage Health Obligated Group	3.304%	11/1/2049	855	600
	CVS Health Corp.	4.780%	3/25/2038	6,349	5,992
	CVS Health Corp.	6.125%	9/15/2039	1,565	1,632
	CVS Health Corp.	4.125%	4/1/2040	984	840
	CVS Health Corp.	5.300%	12/5/2043	940	875
	CVS Health Corp.	5.125%	7/20/2045	6,861	6,194
	CVS Health Corp.	5.050%	3/25/2048	12,580	11,089
	CVS Health Corp.	5.625%	2/21/2053	2,425	2,272

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	5.875%	6/1/2053	2,124	2,059
	CVS Health Corp.	6.050%	6/1/2054	695	692
	CVS Health Corp.	6.200%	9/15/2055	1,890	1,918
	CVS Health Corp.	6.000%	6/1/2063	1,705	1,644
	CVS Health Corp.	6.250%	9/15/2065	760	762
	Danaher Corp.	4.375%	9/15/2045	787	687
	Danaher Corp.	2.600%	10/1/2050	2,005	1,222
	Danaher Corp.	2.800%	12/10/2051	2,135	1,343
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	759	591
	DH Europe Finance II Sarl	3.250%	11/15/2039	882	723
	DH Europe Finance II Sarl	3.400%	11/15/2049	803	577
	Dignity Health	4.500%	11/1/2042	750	650
	Dignity Health	5.267%	11/1/2064	530	475
[1]	Duke University Health System Inc.	3.920%	6/1/2047	985	792
	Elevance Health Inc.	5.000%	1/15/2036	1,598	1,589
	Elevance Health Inc.	5.850%	1/15/2036	992	1,053
	Elevance Health Inc.	6.375%	6/15/2037	516	561
	Elevance Health Inc.	4.625%	5/15/2042	956	858
	Elevance Health Inc.	4.650%	1/15/2043	1,289	1,154
	Elevance Health Inc.	5.100%	1/15/2044	1,244	1,171
	Elevance Health Inc.	4.650%	8/15/2044	888	782
	Elevance Health Inc.	4.375%	12/1/2047	1,479	1,227
	Elevance Health Inc.	4.550%	3/1/2048	2,003	1,702
	Elevance Health Inc.	3.700%	9/15/2049	915	672
	Elevance Health Inc.	3.125%	5/15/2050	1,485	970
	Elevance Health Inc.	3.600%	3/15/2051	1,750	1,246
	Elevance Health Inc.	4.550%	5/15/2052	1,075	888
	Elevance Health Inc.	6.100%	10/15/2052	1,005	1,034
	Elevance Health Inc.	5.125%	2/15/2053	1,909	1,722
	Elevance Health Inc.	5.650%	6/15/2054	1,270	1,233
	Elevance Health Inc.	5.700%	2/15/2055	3,437	3,350
	Elevance Health Inc.	5.700%	9/15/2055	525	515
	Elevance Health Inc.	5.850%	11/1/2064	1,553	1,522
	Eli Lilly & Co.	3.950%	3/15/2049	1,080	868
	Eli Lilly & Co.	2.250%	5/15/2050	2,560	1,472
	Eli Lilly & Co.	4.875%	2/27/2053	2,770	2,526
	Eli Lilly & Co.	5.000%	2/9/2054	4,220	3,929
	Eli Lilly & Co.	5.050%	8/14/2054	1,282	1,200
	Eli Lilly & Co.	5.500%	2/12/2055	1,304	1,305
	Eli Lilly & Co.	5.550%	10/15/2055	1,231	1,239
	Eli Lilly & Co.	4.150%	3/15/2059	2,010	1,592
	Eli Lilly & Co.	2.500%	9/15/2060	1,885	1,026
	Eli Lilly & Co.	4.950%	2/27/2063	2,390	2,154
	Eli Lilly & Co.	5.100%	2/9/2064	2,440	2,247
	Eli Lilly & Co.	5.200%	8/14/2064	710	667
	Eli Lilly & Co.	5.650%	10/15/2065	1,450	1,461
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	790	602
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	1,442	1,571
	Gilead Sciences Inc.	4.000%	9/1/2036	2,126	1,978
	Gilead Sciences Inc.	2.600%	10/1/2040	3,296	2,433
	Gilead Sciences Inc.	5.650%	12/1/2041	1,023	1,061
	Gilead Sciences Inc.	4.800%	4/1/2044	1,044	963
	Gilead Sciences Inc.	4.500%	2/1/2045	4,233	3,741
	Gilead Sciences Inc.	4.750%	3/1/2046	4,683	4,243
	Gilead Sciences Inc.	4.150%	3/1/2047	875	725
	Gilead Sciences Inc.	2.800%	10/1/2050	3,453	2,183
	Gilead Sciences Inc.	5.550%	10/15/2053	1,175	1,167
	Gilead Sciences Inc.	5.500%	11/15/2054	775	764
	Gilead Sciences Inc.	5.600%	11/15/2064	1,332	1,320
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	3,496	3,920
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	957	837
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	925	671
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	800	510
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	1,482	1,245
[1]	Hartford HealthCare Corp.	3.447%	7/1/2054	1,075	763
	HCA Inc.	5.125%	6/15/2039	958	924
	HCA Inc.	4.375%	3/15/2042	35	30
	HCA Inc.	5.500%	6/15/2047	2,910	2,748
	HCA Inc.	5.250%	6/15/2049	2,631	2,378
	HCA Inc.	3.500%	7/15/2051	2,367	1,605

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	4.625%	3/15/2052	4,480	3,650
	HCA Inc.	5.900%	6/1/2053	2,179	2,132
	HCA Inc.	6.000%	4/1/2054	1,789	1,778
	HCA Inc.	5.950%	9/15/2054	2,885	2,850
	HCA Inc.	6.200%	3/1/2055	2,120	2,161
	HCA Inc.	5.700%	11/15/2055	1,035	987
	HCA Inc.	6.100%	4/1/2064	1,770	1,755
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	1,030	780
	Humana Inc.	4.625%	12/1/2042	409	352
	Humana Inc.	4.950%	10/1/2044	1,606	1,416
	Humana Inc.	4.800%	3/15/2047	890	754
	Humana Inc.	3.950%	8/15/2049	505	374
	Humana Inc.	5.750%	4/15/2054	1,925	1,812
	Humana Inc.	6.000%	5/1/2055	1,000	972
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	1,310	1,045
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	1,045	657
	Inova Health System Foundation	4.068%	5/15/2052	1,175	934
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	755	546
[1]	Iowa Health System	3.665%	2/15/2050	925	687
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	963	767
	Johnson & Johnson	3.550%	3/1/2036	1,391	1,280
	Johnson & Johnson	3.625%	3/3/2037	2,388	2,170
	Johnson & Johnson	5.950%	8/15/2037	550	612
	Johnson & Johnson	3.400%	1/15/2038	2,155	1,894
	Johnson & Johnson	5.850%	7/15/2038	969	1,067
	Johnson & Johnson	2.100%	9/1/2040	2,775	1,961
	Johnson & Johnson	4.850%	5/15/2041	1,020	1,010
	Johnson & Johnson	4.500%	12/5/2043	450	417
	Johnson & Johnson	3.700%	3/1/2046	2,877	2,330
	Johnson & Johnson	3.750%	3/3/2047	2,611	2,104
	Johnson & Johnson	3.500%	1/15/2048	1,317	1,014
	Johnson & Johnson	2.250%	9/1/2050	2,075	1,222
	Johnson & Johnson	2.450%	9/1/2060	1,595	878
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	2,142	1,591
	Kaiser Foundation Hospitals	4.875%	4/1/2042	930	877
	Kaiser Foundation Hospitals	4.150%	5/1/2047	1,783	1,483
[1]	Kaiser Foundation Hospitals	3.266%	11/1/2049	1,286	896
[1]	Kaiser Foundation Hospitals	3.002%	6/1/2051	2,362	1,541
	Koninklijke Philips NV	6.875%	3/11/2038	1,537	1,727
	Koninklijke Philips NV	5.000%	3/15/2042	970	893
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	765	680
[1]	Mass General Brigham Inc.	3.765%	7/1/2048	821	633
[1]	Mass General Brigham Inc.	3.192%	7/1/2049	931	639
[1]	Mass General Brigham Inc.	3.342%	7/1/2060	790	517
[1]	Mayo Clinic	3.774%	11/15/2043	740	606
[1]	Mayo Clinic	4.128%	11/15/2052	935	747
[1]	Mayo Clinic	3.196%	11/15/2061	990	633
[1]	McLaren Health Care Corp.	4.386%	5/15/2048	982	826
[1]	MedStar Health Inc.	3.626%	8/15/2049	987	724
	Medtronic Inc.	4.625%	3/15/2045	2,891	2,644
	Memorial Health Services	3.447%	11/1/2049	900	640
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	132	86
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	848	681
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	1,388	1,121
	Merck & Co. Inc.	3.900%	3/7/2039	2,337	2,089
	Merck & Co. Inc.	2.350%	6/24/2040	1,642	1,184
	Merck & Co. Inc.	3.600%	9/15/2042	902	731
	Merck & Co. Inc.	4.150%	5/18/2043	3,109	2,671
	Merck & Co. Inc.	4.900%	5/17/2044	1,905	1,790
	Merck & Co. Inc.	3.700%	2/10/2045	4,344	3,452
	Merck & Co. Inc.	5.500%	3/15/2046	800	798
	Merck & Co. Inc.	4.000%	3/7/2049	2,697	2,158
	Merck & Co. Inc.	2.450%	6/24/2050	2,961	1,736
	Merck & Co. Inc.	2.750%	12/10/2051	1,938	1,200
	Merck & Co. Inc.	5.000%	5/17/2053	330	303
	Merck & Co. Inc.	5.700%	9/15/2055	2,190	2,211
	Merck & Co. Inc.	5.550%	12/4/2055	870	859
	Merck & Co. Inc.	2.900%	12/10/2061	4,255	2,471
	Merck & Co. Inc.	5.700%	12/4/2065	1,115	1,103
[1]	Methodist Hospital	2.705%	12/1/2050	753	464

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Montefiore Obligated Group	5.246%	11/1/2048	759	629
	Montefiore Obligated Group	4.287%	9/1/2050	580	406
[1]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	780	582
	Mylan Inc.	5.400%	11/29/2043	871	749
[1]	MyMichigan Health	3.409%	6/1/2050	911	633
	New York & Presbyterian Hospital	2.256%	8/1/2040	25	17
	New York & Presbyterian Hospital	4.024%	8/1/2045	950	785
	New York & Presbyterian Hospital	4.063%	8/1/2056	203	158
	New York & Presbyterian Hospital	2.606%	8/1/2060	841	464
[1]	New York & Presbyterian Hospital	3.954%	8/1/2119	980	671
	Northwell Healthcare Inc.	3.979%	11/1/2046	790	620
	Northwell Healthcare Inc.	4.260%	11/1/2047	974	799
	Northwell Healthcare Inc.	3.809%	11/1/2049	920	679
	Novant Health Inc.	2.637%	11/1/2036	1,160	925
	Novant Health Inc.	3.168%	11/1/2051	854	564
	Novant Health Inc.	3.318%	11/1/2061	640	408
	Novartis Capital Corp.	3.700%	9/21/2042	1,085	901
	Novartis Capital Corp.	4.400%	5/6/2044	3,153	2,809
	Novartis Capital Corp.	4.000%	11/20/2045	3,113	2,601
	Novartis Capital Corp.	2.750%	8/14/2050	1,165	745
	Novartis Capital Corp.	4.700%	9/18/2054	795	707
	Novartis Capital Corp.	5.300%	11/5/2055	2,250	2,177
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	290	177
[1]	NYU Langone Hospitals	5.750%	7/1/2043	761	778
	NYU Langone Hospitals	4.784%	7/1/2044	843	767
[1]	NYU Langone Hospitals	4.368%	7/1/2047	1,280	1,118
[1]	NYU Langone Hospitals	3.380%	7/1/2055	750	512
	OhioHealth Corp.	2.834%	11/15/2041	830	613
[1]	OhioHealth Corp.	3.042%	11/15/2050	650	446
	Orlando Health Obligated Group	4.089%	10/1/2048	610	493
	Orlando Health Obligated Group	3.327%	10/1/2050	950	681
[1]	PeaceHealth Obligated Group	4.787%	11/15/2048	305	262
	Pfizer Inc.	4.000%	12/15/2036	1,387	1,301
	Pfizer Inc.	4.100%	9/15/2038	2,221	2,036
	Pfizer Inc.	7.200%	3/15/2039	4,589	5,476
	Pfizer Inc.	2.550%	5/28/2040	1,810	1,329
	Pfizer Inc.	4.300%	6/15/2043	1,302	1,134
	Pfizer Inc.	4.400%	5/15/2044	975	867
	Pfizer Inc.	4.125%	12/15/2046	1,827	1,506
	Pfizer Inc.	4.200%	9/15/2048	2,711	2,232
	Pfizer Inc.	4.000%	3/15/2049	875	699
	Pfizer Inc.	2.700%	5/28/2050	1,820	1,137
	Pfizer Inc.	5.600%	11/15/2055	880	871
	Pfizer Inc.	5.700%	11/15/2065	750	738
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	5,012	4,816
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	8,564	8,103
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	7,924	7,345
	Piedmont Healthcare Inc.	2.864%	1/1/2052	945	594
	Presbyterian Healthcare Services	4.875%	8/1/2052	1,565	1,387
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	2,125	1,613
[1]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	955	565
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/2051	559	374
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	847	518
	Revvity Inc.	3.625%	3/15/2051	1,005	714
	Royalty Pharma plc	3.300%	9/2/2040	1,895	1,465
	Royalty Pharma plc	3.550%	9/2/2050	3,219	2,221
[1]	Stanford Health Care	3.795%	11/15/2048	814	631
	Stanford Health Care	3.027%	8/15/2051	500	327
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	980	725
	Stryker Corp.	4.100%	4/1/2043	720	610
	Stryker Corp.	4.625%	3/15/2046	2,100	1,874
	Stryker Corp.	2.900%	6/15/2050	1,477	968
	Summa Health	3.511%	11/15/2051	590	465
[1]	Sutter Health	3.161%	8/15/2040	975	770
[1]	Sutter Health	4.091%	8/15/2048	815	662
[1]	Sutter Health	3.361%	8/15/2050	785	550
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	2,698	2,064
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	915	920
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	3,831	2,554
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	2,801	1,786

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	724	713
	Takeda US Financing Inc.	5.900%	7/7/2055	655	663
	Texas Health Resources	2.328%	11/15/2050	915	524
[1]	Texas Health Resources	4.330%	11/15/2055	1,285	1,074
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	800	795
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	821	607
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	878	864
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	2,229	1,851
	Toledo Hospital	5.750%	11/15/2038	700	708
[1]	Trinity Health Corp.	2.632%	12/1/2040	950	697
	Trinity Health Corp.	4.125%	12/1/2045	890	743
[1]	Trinity Health Corp.	3.434%	12/1/2048	770	578
	UnitedHealth Group Inc.	5.800%	3/15/2036	2,484	2,649
	UnitedHealth Group Inc.	6.500%	6/15/2037	918	1,027
	UnitedHealth Group Inc.	6.625%	11/15/2037	805	907
	UnitedHealth Group Inc.	6.875%	2/15/2038	1,375	1,589
	UnitedHealth Group Inc.	3.500%	8/15/2039	2,004	1,668
	UnitedHealth Group Inc.	2.750%	5/15/2040	908	679
	UnitedHealth Group Inc.	5.950%	2/15/2041	1,202	1,264
	UnitedHealth Group Inc.	3.050%	5/15/2041	2,019	1,528
	UnitedHealth Group Inc.	4.375%	3/15/2042	1,427	1,254
	UnitedHealth Group Inc.	3.950%	10/15/2042	993	821
	UnitedHealth Group Inc.	4.250%	3/15/2043	3,700	3,173
	UnitedHealth Group Inc.	5.500%	7/15/2044	2,769	2,745
	UnitedHealth Group Inc.	4.750%	7/15/2045	3,016	2,710
	UnitedHealth Group Inc.	4.200%	1/15/2047	807	661
	UnitedHealth Group Inc.	4.250%	4/15/2047	2,431	2,002
	UnitedHealth Group Inc.	3.750%	10/15/2047	2,565	1,956
	UnitedHealth Group Inc.	4.250%	6/15/2048	2,035	1,662
	UnitedHealth Group Inc.	4.450%	12/15/2048	727	610
	UnitedHealth Group Inc.	3.700%	8/15/2049	2,117	1,569
	UnitedHealth Group Inc.	3.250%	5/15/2051	4,384	2,959
	UnitedHealth Group Inc.	4.750%	5/15/2052	1,555	1,342
	UnitedHealth Group Inc.	5.875%	2/15/2053	2,030	2,047
	UnitedHealth Group Inc.	5.050%	4/15/2053	3,398	3,067
	UnitedHealth Group Inc.	5.375%	4/15/2054	3,195	3,014
	UnitedHealth Group Inc.	5.625%	7/15/2054	4,561	4,472
	UnitedHealth Group Inc.	5.950%	6/15/2055	1,210	1,243
	UnitedHealth Group Inc.	3.875%	8/15/2059	2,253	1,615
	UnitedHealth Group Inc.	3.125%	5/15/2060	235	142
	UnitedHealth Group Inc.	4.950%	5/15/2062	930	805
	UnitedHealth Group Inc.	6.050%	2/15/2063	1,235	1,261
	UnitedHealth Group Inc.	5.200%	4/15/2063	3,025	2,707
	UnitedHealth Group Inc.	5.500%	4/15/2064	1,861	1,748
	UnitedHealth Group Inc.	5.750%	7/15/2064	4,110	4,009
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	905	744
	Viatris Inc.	3.850%	6/22/2040	1,503	1,152
	Viatris Inc.	4.000%	6/22/2050	2,656	1,767
[1]	WakeMed	3.286%	10/1/2052	508	348
[1]	Willis-Knighton Medical Center	3.065%	3/1/2051	990	621
	Wyeth LLC	5.950%	4/1/2037	1,219	1,311
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	1,040	611
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	1,230	1,071
	Zoetis Inc.	4.700%	2/1/2043	2,696	2,471
	Zoetis Inc.	3.950%	9/12/2047	1,165	931
	Zoetis Inc.	3.000%	5/15/2050	1,020	676
					581,116
Industrials (3.5%)
[1]	3M Co.	5.700%	3/15/2037	1,546	1,630
[1]	3M Co.	3.875%	6/15/2044	42	34
[1]	3M Co.	3.125%	9/19/2046	1,014	701
[1]	3M Co.	3.625%	10/15/2047	1,435	1,067
[1]	3M Co.	4.000%	9/14/2048	1,630	1,284
	3M Co.	3.250%	8/26/2049	1,938	1,332
	3M Co.	3.700%	4/15/2050	1,033	759
[1]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	940	932
	Amphenol Corp.	4.625%	2/15/2036	3,150	3,087
	Amphenol Corp.	5.300%	11/15/2055	3,765	3,595
	Boeing Co.	3.500%	3/1/2039	1,439	1,173

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	6.875%	3/15/2039	1,272	1,430
Boeing Co.	5.875%	2/15/2040	1,566	1,613
Boeing Co.	5.705%	5/1/2040	5,385	5,498
Boeing Co.	3.375%	6/15/2046	1,472	1,039
Boeing Co.	3.650%	3/1/2047	2,316	1,685
Boeing Co.	3.625%	3/1/2048	903	643
Boeing Co.	3.900%	5/1/2049	1,385	1,030
Boeing Co.	5.805%	5/1/2050	8,717	8,574
Boeing Co.	6.858%	5/1/2054	3,175	3,558
Boeing Co.	3.825%	3/1/2059	700	487
Boeing Co.	3.950%	8/1/2059	965	682
Boeing Co.	5.930%	5/1/2060	4,608	4,513
Boeing Co.	7.008%	5/1/2064	3,025	3,422
Burlington Northern Santa Fe LLC	6.150%	5/1/2037	905	1,005
Burlington Northern Santa Fe LLC	5.750%	5/1/2040	1,297	1,372
Burlington Northern Santa Fe LLC	5.050%	3/1/2041	1,021	1,001
Burlington Northern Santa Fe LLC	5.400%	6/1/2041	480	486
Burlington Northern Santa Fe LLC	4.950%	9/15/2041	1,296	1,251
Burlington Northern Santa Fe LLC	4.400%	3/15/2042	868	776
Burlington Northern Santa Fe LLC	4.375%	9/1/2042	1,067	947
Burlington Northern Santa Fe LLC	4.450%	3/15/2043	968	861
Burlington Northern Santa Fe LLC	5.150%	9/1/2043	1,792	1,736
Burlington Northern Santa Fe LLC	4.900%	4/1/2044	1,817	1,709
Burlington Northern Santa Fe LLC	4.550%	9/1/2044	2,150	1,909
Burlington Northern Santa Fe LLC	4.150%	4/1/2045	3,070	2,576
Burlington Northern Santa Fe LLC	3.900%	8/1/2046	1,831	1,462
Burlington Northern Santa Fe LLC	4.050%	6/15/2048	1,060	856
Burlington Northern Santa Fe LLC	3.550%	2/15/2050	1,565	1,145
Burlington Northern Santa Fe LLC	3.050%	2/15/2051	1,933	1,274
Burlington Northern Santa Fe LLC	3.300%	9/15/2051	2,322	1,602
Burlington Northern Santa Fe LLC	2.875%	6/15/2052	4,835	3,039
Burlington Northern Santa Fe LLC	5.200%	4/15/2054	993	934
Burlington Northern Santa Fe LLC	5.500%	3/15/2055	2,797	2,748
Burlington Northern Santa Fe LLC	5.550%	3/15/2056	516	509
Burlington Northern Santa Fe LLC	5.800%	3/15/2056	1,542	1,574
Canadian National Railway Co.	6.200%	6/1/2036	1,162	1,287
Canadian National Railway Co.	6.375%	11/15/2037	2,519	2,823
Canadian National Railway Co.	3.650%	2/3/2048	642	489
Canadian National Railway Co.	4.400%	8/5/2052	860	725
Canadian Pacific Railway Co.	5.950%	5/15/2037	1,100	1,186
Canadian Pacific Railway Co.	3.000%	12/2/2041	2,381	1,778
Canadian Pacific Railway Co.	4.300%	5/15/2043	543	470
Canadian Pacific Railway Co.	4.950%	8/15/2045	1,036	962
Canadian Pacific Railway Co.	3.500%	5/1/2050	990	713
Canadian Pacific Railway Co.	3.100%	12/2/2051	3,967	2,633
Canadian Pacific Railway Co.	4.200%	11/15/2069	1,033	766
Canadian Pacific Railway Co.	6.125%	9/15/2115	1,078	1,077
Carrier Global Corp.	3.377%	4/5/2040	2,310	1,865
Carrier Global Corp.	3.577%	4/5/2050	2,510	1,849
Carrier Global Corp.	6.200%	3/15/2054	916	990
Caterpillar Inc.	6.050%	8/15/2036	985	1,094
Caterpillar Inc.	3.803%	8/15/2042	2,964	2,487
Caterpillar Inc.	3.250%	9/19/2049	1,627	1,157
Caterpillar Inc.	3.250%	4/9/2050	985	701
Caterpillar Inc.	5.500%	5/15/2055	1,295	1,305
Caterpillar Inc.	4.750%	5/15/2064	856	752
CSX Corp.	6.000%	10/1/2036	1,115	1,210
CSX Corp.	6.150%	5/1/2037	970	1,065
CSX Corp.	6.220%	4/30/2040	829	910
CSX Corp.	4.750%	5/30/2042	636	587
CSX Corp.	4.400%	3/1/2043	105	92
CSX Corp.	4.100%	3/15/2044	874	732
CSX Corp.	3.800%	11/1/2046	1,712	1,340
CSX Corp.	4.300%	3/1/2048	1,454	1,213
CSX Corp.	4.750%	11/15/2048	980	871
CSX Corp.	4.500%	3/15/2049	1,012	862
CSX Corp.	3.350%	9/15/2049	1,395	980
CSX Corp.	3.800%	4/15/2050	974	742
CSX Corp.	3.950%	5/1/2050	640	497
CSX Corp.	2.500%	5/15/2051	1,333	787

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	4.500%	11/15/2052	2,012	1,706
	CSX Corp.	4.900%	3/15/2055	634	568
	CSX Corp.	4.250%	11/1/2066	1,385	1,062
	CSX Corp.	4.650%	3/1/2068	1,084	888
	Cummins Inc.	4.875%	10/1/2043	673	645
	Cummins Inc.	2.600%	9/1/2050	945	573
	Cummins Inc.	5.450%	2/20/2054	842	828
	Deere & Co.	3.900%	6/9/2042	1,319	1,133
	Deere & Co.	2.875%	9/7/2049	979	657
	Deere & Co.	3.750%	4/15/2050	1,776	1,389
	Deere & Co.	5.700%	1/19/2055	1,005	1,039
	Dover Corp.	5.375%	3/1/2041	848	852
	Eaton Corp.	4.150%	11/2/2042	1,413	1,221
	Eaton Corp.	3.915%	9/15/2047	1,013	810
	Eaton Corp.	4.700%	8/23/2052	4	4
	Embraer Netherlands Finance BV	5.400%	1/9/2038	1,540	1,513
	Emerson Electric Co.	2.800%	12/21/2051	2,919	1,857
[1]	FedEx Corp.	3.250%	5/15/2041	960	720
[1]	FedEx Corp.	5.100%	1/15/2044	1,323	1,204
[1]	FedEx Corp.	4.100%	2/1/2045	1,348	1,066
[1]	FedEx Corp.	4.750%	11/15/2045	1,123	971
[1]	FedEx Corp.	4.550%	4/1/2046	2,253	1,894
[1]	FedEx Corp.	4.400%	1/15/2047	2,454	1,994
[1]	FedEx Corp.	4.050%	2/15/2048	55	42
[1]	FedEx Corp.	4.950%	10/17/2048	1,626	1,416
[1]	FedEx Corp.	5.250%	5/15/2050	2,355	2,166
	Fortive Corp.	4.300%	6/15/2046	821	677
	General Dynamics Corp.	4.250%	4/1/2040	2,393	2,192
	General Electric Co.	4.900%	1/29/2036	1,000	1,015
[1]	General Electric Co.	5.875%	1/14/2038	1,666	1,807
[1]	General Electric Co.	6.875%	1/10/2039	1,825	2,151
	General Electric Co.	4.350%	5/1/2050	170	145
	Honeywell International Inc.	5.700%	3/15/2036	1,425	1,515
	Honeywell International Inc.	5.375%	3/1/2041	515	531
	Honeywell International Inc.	3.812%	11/21/2047	1,295	1,011
	Honeywell International Inc.	5.250%	3/1/2054	2,975	2,808
	Honeywell International Inc.	5.350%	3/1/2064	780	740
	Illinois Tool Works Inc.	4.875%	9/15/2041	1,248	1,210
	Illinois Tool Works Inc.	3.900%	9/1/2042	1,673	1,413
	Ingersoll Rand Inc.	5.700%	6/15/2054	890	892
[1]	Johnson Controls International plc	4.625%	7/2/2044	811	720
	Johnson Controls International plc	4.500%	2/15/2047	789	678
[1]	Johnson Controls International plc	4.950%	7/2/2064	1,000	862
	L3Harris Technologies Inc.	5.054%	4/27/2045	560	535
	L3Harris Technologies Inc.	5.600%	7/31/2053	1,085	1,076
	L3Harris Technologies Inc.	5.500%	8/15/2054	1,100	1,074
	Lockheed Martin Corp.	4.500%	5/15/2036	1,470	1,440
	Lockheed Martin Corp.	4.070%	12/15/2042	2,494	2,130
	Lockheed Martin Corp.	3.800%	3/1/2045	716	573
	Lockheed Martin Corp.	4.700%	5/15/2046	2,083	1,885
	Lockheed Martin Corp.	4.090%	9/15/2052	3,283	2,600
	Lockheed Martin Corp.	4.150%	6/15/2053	3,497	2,792
	Lockheed Martin Corp.	5.700%	11/15/2054	2,577	2,596
	Lockheed Martin Corp.	5.200%	2/15/2055	1,150	1,081
	Lockheed Martin Corp.	4.300%	6/15/2062	1	1
	Lockheed Martin Corp.	5.200%	2/15/2064	1,715	1,588
[1]	Nature Conservancy	3.957%	3/1/2052	617	481
	Norfolk Southern Corp.	4.837%	10/1/2041	1,893	1,786
	Norfolk Southern Corp.	4.650%	1/15/2046	3,126	2,768
	Norfolk Southern Corp.	3.942%	11/1/2047	1,118	882
	Norfolk Southern Corp.	3.400%	11/1/2049	2,365	1,674
	Norfolk Southern Corp.	4.050%	8/15/2052	1,846	1,432
	Norfolk Southern Corp.	3.700%	3/15/2053	3,124	2,275
	Norfolk Southern Corp.	4.550%	6/1/2053	1,247	1,052
	Norfolk Southern Corp.	5.350%	8/1/2054	1,568	1,496
	Norfolk Southern Corp.	3.155%	5/15/2055	798	513
	Norfolk Southern Corp.	5.950%	3/15/2064	985	1,007
	Norfolk Southern Corp.	4.100%	5/15/2121	1,405	972
	Northrop Grumman Corp.	5.150%	5/1/2040	952	946
	Northrop Grumman Corp.	4.750%	6/1/2043	1,937	1,782

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northrop Grumman Corp.	3.850%	4/15/2045	647	517
	Northrop Grumman Corp.	4.030%	10/15/2047	3,162	2,538
	Northrop Grumman Corp.	5.250%	5/1/2050	1,865	1,759
	Northrop Grumman Corp.	4.950%	3/15/2053	1,897	1,709
	Northrop Grumman Corp.	5.200%	6/1/2054	1,343	1,254
	Otis Worldwide Corp.	3.112%	2/15/2040	2,016	1,586
	Otis Worldwide Corp.	3.362%	2/15/2050	754	536
[1]	Parker-Hannifin Corp.	6.250%	5/15/2038	450	497
	Parker-Hannifin Corp.	4.100%	3/1/2047	1,423	1,168
	Parker-Hannifin Corp.	4.000%	6/14/2049	1,684	1,352
	Precision Castparts Corp.	3.900%	1/15/2043	850	709
	Precision Castparts Corp.	4.375%	6/15/2045	813	708
	Republic Services Inc.	6.200%	3/1/2040	972	1,072
	Republic Services Inc.	3.050%	3/1/2050	1,490	1,008
	Rockwell Automation Inc.	4.200%	3/1/2049	890	740
	Rockwell Automation Inc.	2.800%	8/15/2061	1,474	848
	RTX Corp.	6.050%	6/1/2036	100	109
	RTX Corp.	6.125%	7/15/2038	1,163	1,272
	RTX Corp.	4.450%	11/16/2038	2,077	1,950
	RTX Corp.	4.875%	10/15/2040	990	957
	RTX Corp.	4.700%	12/15/2041	737	688
	RTX Corp.	4.500%	6/1/2042	6,724	6,071
	RTX Corp.	4.800%	12/15/2043	970	889
	RTX Corp.	4.150%	5/15/2045	982	819
	RTX Corp.	3.750%	11/1/2046	2,035	1,577
	RTX Corp.	4.350%	4/15/2047	2,441	2,063
	RTX Corp.	4.050%	5/4/2047	1,370	1,104
	RTX Corp.	4.625%	11/16/2048	1,391	1,210
	RTX Corp.	3.125%	7/1/2050	1,056	710
	RTX Corp.	2.820%	9/1/2051	995	620
	RTX Corp.	3.030%	3/15/2052	975	635
	RTX Corp.	5.375%	2/27/2053	2,630	2,521
	RTX Corp.	6.400%	3/15/2054	2,329	2,560
	Textron Inc.	4.950%	3/15/2036	750	744
	Trane Technologies Financing Ltd.	4.650%	11/1/2044	420	380
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	1,046	1,088
	Union Pacific Corp.	3.600%	9/15/2037	918	816
[1]	Union Pacific Corp.	3.550%	8/15/2039	1,326	1,132
	Union Pacific Corp.	3.200%	5/20/2041	980	768
	Union Pacific Corp.	4.050%	11/15/2045	150	123
	Union Pacific Corp.	4.050%	3/1/2046	970	790
	Union Pacific Corp.	3.350%	8/15/2046	1,985	1,442
	Union Pacific Corp.	4.000%	4/15/2047	2,105	1,684
	Union Pacific Corp.	3.250%	2/5/2050	1,544	1,067
	Union Pacific Corp.	2.950%	3/10/2052	978	624
	Union Pacific Corp.	3.500%	2/14/2053	853	603
	Union Pacific Corp.	4.950%	5/15/2053	900	817
	Union Pacific Corp.	5.600%	12/1/2054	624	621
	Union Pacific Corp.	3.875%	2/1/2055	976	731
	Union Pacific Corp.	3.950%	8/15/2059	1,137	842
	Union Pacific Corp.	3.839%	3/20/2060	3,083	2,224
	Union Pacific Corp.	3.550%	5/20/2061	1,097	734
	Union Pacific Corp.	5.150%	1/20/2063	1,473	1,350
	Union Pacific Corp.	3.750%	2/5/2070	1,002	676
	Union Pacific Corp.	3.799%	4/6/2071	2,456	1,684
	Union Pacific Corp.	3.850%	2/14/2072	1,050	727
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	2,066	2,159
[1]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	652	668
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	1,207	1,241
	United Parcel Service Inc.	6.200%	1/15/2038	1,721	1,898
	United Parcel Service Inc.	4.875%	11/15/2040	1,108	1,066
	United Parcel Service Inc.	3.625%	10/1/2042	831	665
	United Parcel Service Inc.	3.400%	11/15/2046	1,034	765
	United Parcel Service Inc.	3.750%	11/15/2047	1,196	923
	United Parcel Service Inc.	4.250%	3/15/2049	1,497	1,233
	United Parcel Service Inc.	3.400%	9/1/2049	1,111	788
	United Parcel Service Inc.	5.300%	4/1/2050	892	853
	United Parcel Service Inc.	5.050%	3/3/2053	1,780	1,628
	United Parcel Service Inc.	5.950%	5/14/2055	2,830	2,920
	United Parcel Service Inc.	5.600%	5/22/2064	1,285	1,239

Long-Term Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Parcel Service Inc.	6.050%	5/14/2065	1,955	2,014
Valmont Industries Inc.	5.250%	10/1/2054	250	232
Waste Connections Inc.	3.050%	4/1/2050	1,020	681
Waste Connections Inc.	2.950%	1/15/2052	1,791	1,158
Waste Management Inc.	2.950%	6/1/2041	325	248
Waste Management Inc.	4.150%	7/15/2049	1,585	1,310
Waste Management Inc.	2.500%	11/15/2050	952	568
Waste Management Inc.	5.350%	10/15/2054	1,265	1,230
WW Grainger Inc.	4.600%	6/15/2045	890	802
WW Grainger Inc.	3.750%	5/15/2046	874	690
WW Grainger Inc.	4.200%	5/15/2047	871	733
Xylem Inc.	4.375%	11/1/2046	981	832
				300,526
Materials (1.4%)
Albemarle Corp.	5.450%	12/1/2044	1,160	1,058
Albemarle Corp.	5.650%	6/1/2052	905	816
ArcelorMittal SA	7.000%	10/15/2039	1,066	1,201
ArcelorMittal SA	6.750%	3/1/2041	615	672
ArcelorMittal SA	6.350%	6/17/2054	990	1,042
Barrick North America Finance LLC	5.700%	5/30/2041	1,093	1,112
Barrick North America Finance LLC	5.750%	5/1/2043	2,446	2,485
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	1,198	1,259
BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	1,000	1,013
BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	5,682	5,399
BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	905	899
BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	850	867
Carlisle Cos. Inc.	5.550%	9/15/2040	400	405
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	593	530
CF Industries Inc.	4.950%	6/1/2043	990	885
CF Industries Inc.	5.375%	3/15/2044	1,273	1,191
CRH America Finance Inc.	5.000%	2/9/2036	958	962
CRH America Finance Inc.	5.600%	2/9/2056	780	767
Dow Chemical Co.	9.400%	5/15/2039	382	492
Dow Chemical Co.	5.250%	11/15/2041	1,908	1,725
Dow Chemical Co.	4.375%	11/15/2042	2,308	1,827
Dow Chemical Co.	5.550%	11/30/2048	1,814	1,592
Dow Chemical Co.	4.800%	5/15/2049	1,265	992
Dow Chemical Co.	3.600%	11/15/2050	2,777	1,791
Dow Chemical Co.	6.900%	5/15/2053	1,595	1,635
Dow Chemical Co.	5.950%	3/15/2055	705	640
Eagle Materials Inc.	5.000%	3/15/2036	650	636
Eastman Chemical Co.	4.800%	9/1/2042	861	762
Eastman Chemical Co.	4.650%	10/15/2044	1,567	1,329
Ecolab Inc.	2.125%	8/15/2050	980	544
Ecolab Inc.	2.700%	12/15/2051	1,534	949
Freeport-McMoRan Inc.	5.450%	3/15/2043	2,553	2,472
International Flavors & Fragrances Inc.	5.000%	9/26/2048	1,743	1,541
International Paper Co.	6.000%	11/15/2041	972	1,007
International Paper Co.	4.800%	6/15/2044	1,192	1,050
International Paper Co.	5.150%	5/15/2046	728	668
International Paper Co.	4.400%	8/15/2047	1,640	1,344
International Paper Co.	4.350%	8/15/2048	1,945	1,571
Linde Inc.	3.550%	11/7/2042	1,533	1,225
Linde Inc.	2.000%	8/10/2050	952	507
LYB International Finance BV	5.250%	7/15/2043	2,152	1,858
LYB International Finance BV	4.875%	3/15/2044	1,606	1,334
LYB International Finance III LLC	5.875%	1/15/2036	675	672
LYB International Finance III LLC	3.375%	10/1/2040	1,623	1,178
LYB International Finance III LLC	4.200%	10/15/2049	1,757	1,262
LYB International Finance III LLC	4.200%	5/1/2050	1,509	1,077
LyondellBasell Industries NV	4.625%	2/26/2055	980	742
Martin Marietta Materials Inc.	3.200%	7/15/2051	2,240	1,507
Martin Marietta Materials Inc.	5.500%	12/1/2054	1,296	1,250
Mosaic Co.	4.875%	11/15/2041	852	769
Mosaic Co.	5.625%	11/15/2043	878	845
Newmont Corp.	5.450%	6/9/2044	1,355	1,348
Newmont Corp.	4.200%	5/13/2050	1,135	925
Nucor Corp.	6.400%	12/1/2037	1,605	1,798
Nucor Corp.	3.850%	4/1/2052	1,975	1,506

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nucor Corp.	2.979%	12/15/2055	545	339
	Nutrien Ltd.	5.875%	12/1/2036	1,159	1,215
	Nutrien Ltd.	4.900%	6/1/2043	575	523
	Nutrien Ltd.	5.250%	1/15/2045	1,105	1,032
	Nutrien Ltd.	5.000%	4/1/2049	1,751	1,568
	Nutrien Ltd.	5.800%	3/27/2053	4,181	4,174
	Packaging Corp. of America	3.050%	10/1/2051	813	529
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	2,834	2,829
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	1,290	799
	Rio Tinto Finance USA plc	4.750%	3/22/2042	1,265	1,179
	Rio Tinto Finance USA plc	4.125%	8/21/2042	975	837
	Rio Tinto Finance USA plc	5.125%	3/9/2053	936	872
	Rio Tinto Finance USA plc	5.750%	3/14/2055	1,277	1,300
	Rio Tinto Finance USA plc	5.875%	3/14/2065	539	556
	RPM International Inc.	4.250%	1/15/2048	765	625
	Sherwin-Williams Co.	4.550%	8/1/2045	936	801
	Sherwin-Williams Co.	4.500%	6/1/2047	2,603	2,220
	Sherwin-Williams Co.	3.800%	8/15/2049	1,646	1,232
	Sherwin-Williams Co.	3.300%	5/15/2050	100	68
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	5,070	5,094
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	895	901
	Sonoco Products Co.	5.750%	11/1/2040	870	876
	Southern Copper Corp.	6.750%	4/16/2040	2,195	2,475
	Southern Copper Corp.	5.250%	11/8/2042	2,028	1,937
	Southern Copper Corp.	5.875%	4/23/2045	2,400	2,458
	Steel Dynamics Inc.	3.250%	10/15/2050	729	498
	Steel Dynamics Inc.	5.750%	5/15/2055	813	810
	Suzano Netherlands BV	5.500%	1/15/2036	1,532	1,516
	Vale Overseas Ltd.	6.875%	11/21/2036	1,230	1,387
	Vale Overseas Ltd.	6.875%	11/10/2039	1,245	1,408
	Vale Overseas Ltd.	6.400%	6/28/2054	2,383	2,427
	Vale SA	5.625%	9/11/2042	1,060	1,066
	Vulcan Materials Co.	4.500%	6/15/2047	1,165	996
	Vulcan Materials Co.	4.700%	3/1/2048	930	815
	Vulcan Materials Co.	5.700%	12/1/2054	1,110	1,106
	Westlake Corp.	2.875%	8/15/2041	1,805	1,237
	Westlake Corp.	5.000%	8/15/2046	100	86
	Westlake Corp.	4.375%	11/15/2047	1,680	1,305
	Westlake Corp.	3.125%	8/15/2051	894	540
	Westlake Corp.	6.375%	11/15/2055	1,205	1,185
					119,754
Real Estate (0.6%)
	Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	1,785	1,512
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	1,070	798
	Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	1,685	1,029
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	2,475	1,678
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	615	576
	American Homes 4 Rent LP	3.375%	7/15/2051	630	426
	American Tower Corp.	3.700%	10/15/2049	1,569	1,163
	American Tower Corp.	3.100%	6/15/2050	1,210	795
	American Tower Corp.	2.950%	1/15/2051	2,468	1,567
[1]	AvalonBay Communities Inc.	3.900%	10/15/2046	610	487
[1]	AvalonBay Communities Inc.	4.150%	7/1/2047	675	558
	Camden Property Trust	3.350%	11/1/2049	974	686
	Crown Castle Inc.	2.900%	4/1/2041	2,902	2,115
	Crown Castle Inc.	5.200%	2/15/2049	1,825	1,642
	Crown Castle Inc.	4.000%	11/15/2049	1,018	763
	Crown Castle Inc.	4.150%	7/1/2050	520	403
	Crown Castle Inc.	3.250%	1/15/2051	1,479	975
	Equinix Inc.	3.000%	7/15/2050	1,297	828
	Equinix Inc.	3.400%	2/15/2052	1,120	764
	ERP Operating LP	4.500%	7/1/2044	533	474
	ERP Operating LP	4.500%	6/1/2045	100	87
	ERP Operating LP	4.000%	8/1/2047	647	520
	Essential Properties LP	5.400%	12/1/2035	300	301
	Essex Portfolio LP	4.875%	2/15/2036	625	613
	Essex Portfolio LP	4.500%	3/15/2048	486	412
	Essex Portfolio LP	2.650%	9/1/2050	599	360
	Federal Realty OP LP	4.500%	12/1/2044	855	747

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GLP Capital LP	5.750%	11/1/2037	976	970
	GLP Capital LP	6.250%	9/15/2054	890	884
	Healthpeak OP LLC	6.750%	2/1/2041	1,215	1,334
	Kimco Realty OP LLC	4.125%	12/1/2046	1,275	1,048
	Kimco Realty OP LLC	4.450%	9/1/2047	566	483
	Kimco Realty OP LLC	3.700%	10/1/2049	1,005	745
	Mid-America Apartments LP	2.875%	9/15/2051	765	486
	NNN REIT Inc.	3.500%	4/15/2051	1,797	1,265
	NNN REIT Inc.	3.000%	4/15/2052	1,291	807
	Prologis LP	4.375%	9/15/2048	903	760
	Prologis LP	3.050%	3/1/2050	870	580
	Prologis LP	2.125%	10/15/2050	890	480
	Prologis LP	5.250%	6/15/2053	1,173	1,114
	Prologis LP	5.250%	3/15/2054	975	926
	Public Storage Operating Co.	5.350%	8/1/2053	990	956
	Realty Income Corp.	4.650%	3/15/2047	1,235	1,089
	Realty Income Corp.	5.375%	9/1/2054	515	496
	Regency Centers LP	4.650%	3/15/2049	709	616
	Simon Property Group LP	6.750%	2/1/2040	1,097	1,260
	Simon Property Group LP	4.750%	3/15/2042	990	911
	Simon Property Group LP	4.250%	10/1/2044	801	674
	Simon Property Group LP	4.250%	11/30/2046	470	392
	Simon Property Group LP	3.250%	9/13/2049	1,216	837
	Simon Property Group LP	3.800%	7/15/2050	1,175	883
	Simon Property Group LP	5.850%	3/8/2053	1,040	1,056
	Simon Property Group LP	6.650%	1/15/2054	1,300	1,453
	Ventas Realty LP	5.000%	2/15/2036	313	311
	Ventas Realty LP	5.700%	9/30/2043	848	852
	Ventas Realty LP	4.875%	4/15/2049	75	66
	VICI Properties LP	5.625%	5/15/2052	830	776
	VICI Properties LP	6.125%	4/1/2054	485	483
	Welltower OP LLC	6.500%	3/15/2041	720	803
	Welltower OP LLC	4.950%	9/1/2048	1,210	1,124
	Weyerhaeuser Co.	4.000%	3/9/2052	670	517
					49,716
Technology (3.7%)
	Advanced Micro Devices Inc.	4.393%	6/1/2052	1,005	849
	Analog Devices Inc.	2.800%	10/1/2041	1,600	1,178
	Analog Devices Inc.	2.950%	10/1/2051	3,062	1,985
	Apple Inc.	2.375%	2/8/2041	864	622
	Apple Inc.	3.850%	5/4/2043	5,053	4,261
	Apple Inc.	4.450%	5/6/2044	920	846
	Apple Inc.	3.450%	2/9/2045	4,293	3,331
	Apple Inc.	4.375%	5/13/2045	3,533	3,151
	Apple Inc.	4.650%	2/23/2046	4,642	4,259
	Apple Inc.	3.850%	8/4/2046	6,288	5,099
	Apple Inc.	3.750%	9/12/2047	3,229	2,547
	Apple Inc.	3.750%	11/13/2047	1,436	1,135
	Apple Inc.	2.950%	9/11/2049	1,871	1,251
	Apple Inc.	2.650%	5/11/2050	1,687	1,054
	Apple Inc.	2.650%	2/8/2051	5,421	3,352
	Apple Inc.	2.700%	8/5/2051	151	94
	Apple Inc.	3.950%	8/8/2052	3,976	3,151
	Apple Inc.	4.850%	5/10/2053	974	919
	Apple Inc.	2.550%	8/20/2060	6,615	3,682
	Apple Inc.	2.800%	2/8/2061	3,972	2,327
	Apple Inc.	2.850%	8/5/2061	4,519	2,667
	Apple Inc.	4.100%	8/8/2062	945	741
	Applied Materials Inc.	4.600%	1/15/2036	531	523
	Applied Materials Inc.	5.850%	6/15/2041	540	574
	Applied Materials Inc.	4.350%	4/1/2047	1,185	1,018
	Broadcom Inc.	4.800%	2/15/2036	7,541	7,433
[3]	Broadcom Inc.	3.187%	11/15/2036	5,095	4,320
[3]	Broadcom Inc.	4.926%	5/15/2037	2,735	2,697
	Broadcom Inc.	4.900%	2/15/2038	6,868	6,736
	Broadcom Inc.	3.500%	2/15/2041	4,860	3,958
	Broadcom Inc.	3.750%	2/15/2051	955	721
	Cisco Systems Inc.	5.900%	2/15/2039	3,528	3,796
	Cisco Systems Inc.	5.500%	1/15/2040	2,273	2,356

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cisco Systems Inc.	5.300%	2/26/2054	3,330	3,189
	Cisco Systems Inc.	5.500%	2/24/2055	888	877
	Cisco Systems Inc.	5.350%	2/26/2064	1,195	1,131
	Corning Inc.	4.700%	3/15/2037	1,015	987
	Corning Inc.	5.750%	8/15/2040	953	993
	Corning Inc.	4.750%	3/15/2042	985	905
	Corning Inc.	5.350%	11/15/2048	200	194
	Corning Inc.	3.900%	11/15/2049	750	578
	Corning Inc.	4.375%	11/15/2057	830	670
	Corning Inc.	5.450%	11/15/2079	1,289	1,177
	Dell International LLC	5.100%	2/15/2036	2,150	2,121
	Dell International LLC	8.100%	7/15/2036	823	997
	Dell International LLC	3.375%	12/15/2041	2,317	1,759
	Dell International LLC	8.350%	7/15/2046	1,176	1,492
	Dell International LLC	3.450%	12/15/2051	1,734	1,179
	Fidelity National Information Services Inc.	3.100%	3/1/2041	1,135	841
	Fidelity National Information Services Inc.	4.500%	8/15/2046	816	678
	Fiserv Inc.	4.400%	7/1/2049	3,085	2,419
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	2,086	2,140
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	2,277	2,109
	HP Inc.	6.000%	9/15/2041	1,849	1,868
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	933	868
	Intel Corp.	4.600%	3/25/2040	1,075	957
	Intel Corp.	2.800%	8/12/2041	2,325	1,621
	Intel Corp.	4.250%	12/15/2042	1,085	878
	Intel Corp.	5.625%	2/10/2043	453	435
	Intel Corp.	4.900%	7/29/2045	2,235	1,925
	Intel Corp.	4.100%	5/19/2046	1,462	1,118
	Intel Corp.	4.100%	5/11/2047	1,590	1,199
	Intel Corp.	3.734%	12/8/2047	1,607	1,141
	Intel Corp.	3.250%	11/15/2049	5,600	3,580
	Intel Corp.	4.750%	3/25/2050	2,765	2,256
	Intel Corp.	3.050%	8/12/2051	2,974	1,825
	Intel Corp.	4.900%	8/5/2052	3,265	2,697
	Intel Corp.	5.700%	2/10/2053	3,304	3,076
	Intel Corp.	5.600%	2/21/2054	1,331	1,228
	Intel Corp.	3.100%	2/15/2060	4,235	2,374
	Intel Corp.	3.200%	8/12/2061	700	400
	Intel Corp.	5.050%	8/5/2062	1,439	1,168
	Intel Corp.	5.900%	2/10/2063	2,498	2,338
	International Business Machines Corp.	4.150%	5/15/2039	4,983	4,445
	International Business Machines Corp.	5.600%	11/30/2039	75	78
	International Business Machines Corp.	2.850%	5/15/2040	1,530	1,153
	International Business Machines Corp.	4.000%	6/20/2042	2,380	1,990
	International Business Machines Corp.	4.700%	2/19/2046	2,405	2,127
	International Business Machines Corp.	4.250%	5/15/2049	5,583	4,501
	International Business Machines Corp.	2.950%	5/15/2050	1,965	1,254
	International Business Machines Corp.	3.430%	2/9/2052	1,175	804
	International Business Machines Corp.	5.100%	2/6/2053	685	623
[1]	International Business Machines Corp.	5.700%	2/10/2055	1,097	1,080
	Intuit Inc.	5.500%	9/15/2053	1,535	1,509
	Juniper Networks Inc.	5.950%	3/15/2041	755	757
	KLA Corp.	3.300%	3/1/2050	999	695
	KLA Corp.	4.950%	7/15/2052	2,687	2,438
	KLA Corp.	5.250%	7/15/2062	1,020	949
	Lam Research Corp.	2.875%	6/15/2050	2,544	1,649
	Lam Research Corp.	3.125%	6/15/2060	1,545	965
	Micron Technology Inc.	3.366%	11/1/2041	1,395	1,065
	Micron Technology Inc.	3.477%	11/1/2051	954	669
	Microsoft Corp.	3.450%	8/8/2036	5,616	5,123
	Microsoft Corp.	4.100%	2/6/2037	1,029	995
	Microsoft Corp.	4.500%	10/1/2040	2,050	1,985
	Microsoft Corp.	3.700%	8/8/2046	3,826	3,061
	Microsoft Corp.	4.250%	2/6/2047	860	760
	Microsoft Corp.	2.525%	6/1/2050	8,444	5,154
	Microsoft Corp.	2.500%	9/15/2050	5,307	3,221
	Microsoft Corp.	2.921%	3/17/2052	10,586	6,940
	Microsoft Corp.	2.675%	6/1/2060	8,687	4,976
	Microsoft Corp.	3.041%	3/17/2062	2,423	1,507
	Moody's Corp.	2.750%	8/19/2041	476	343

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Moody's Corp.	5.250%	7/15/2044	2,005	1,939
	Moody's Corp.	3.250%	5/20/2050	776	527
	Moody's Corp.	3.750%	2/25/2052	765	571
	Moody's Corp.	3.100%	11/29/2061	960	595
	Motorola Solutions Inc.	5.500%	9/1/2044	1,852	1,801
	NVIDIA Corp.	3.500%	4/1/2040	2,465	2,081
	NVIDIA Corp.	3.500%	4/1/2050	2,636	1,952
	NVIDIA Corp.	3.700%	4/1/2060	1,706	1,246
	NXP BV	3.250%	5/11/2041	1,663	1,259
	NXP BV	3.125%	2/15/2042	1,150	838
	NXP BV	3.250%	11/30/2051	766	505
	Oracle Corp.	3.850%	7/15/2036	1,870	1,561
	Oracle Corp.	3.800%	11/15/2037	2,743	2,215
	Oracle Corp.	6.500%	4/15/2038	2,163	2,208
	Oracle Corp.	6.125%	7/8/2039	939	922
	Oracle Corp.	3.600%	4/1/2040	4,158	3,080
	Oracle Corp.	5.375%	7/15/2040	5,404	4,838
	Oracle Corp.	3.650%	3/25/2041	4,640	3,384
	Oracle Corp.	4.500%	7/8/2044	335	256
	Oracle Corp.	4.125%	5/15/2045	4,375	3,148
	Oracle Corp.	5.875%	9/26/2045	5,045	4,562
	Oracle Corp.	4.000%	7/15/2046	6,530	4,528
	Oracle Corp.	4.000%	11/15/2047	2,205	1,512
	Oracle Corp.	3.600%	4/1/2050	7,676	4,771
	Oracle Corp.	3.950%	3/25/2051	6,416	4,217
	Oracle Corp.	6.900%	11/9/2052	3,035	2,998
	Oracle Corp.	5.550%	2/6/2053	1,300	1,080
	Oracle Corp.	5.375%	9/27/2054	3,765	3,045
	Oracle Corp.	5.950%	9/26/2055	6,185	5,483
	Oracle Corp.	3.850%	4/1/2060	6,305	3,855
	Oracle Corp.	4.100%	3/25/2061	4,295	2,764
	Oracle Corp.	5.500%	9/27/2064	1,748	1,396
	Oracle Corp.	6.125%	8/3/2065	1,643	1,451
	Oracle Corp.	6.100%	9/26/2065	2,400	2,116
	QUALCOMM Inc.	4.800%	5/20/2045	2,889	2,642
	QUALCOMM Inc.	4.300%	5/20/2047	2,246	1,885
	QUALCOMM Inc.	4.500%	5/20/2052	1,050	887
	QUALCOMM Inc.	6.000%	5/20/2053	2,961	3,112
	S&P Global Inc.	3.250%	12/1/2049	2,031	1,422
	S&P Global Inc.	3.700%	3/1/2052	1,459	1,103
	S&P Global Inc.	2.300%	8/15/2060	580	294
	S&P Global Inc.	3.900%	3/1/2062	1,115	831
	Salesforce Inc.	2.700%	7/15/2041	1,370	992
	Salesforce Inc.	2.900%	7/15/2051	2,815	1,782
	Salesforce Inc.	3.050%	7/15/2061	1,657	999
	Synopsys Inc.	5.700%	4/1/2055	3,313	3,284
	Texas Instruments Inc.	3.875%	3/15/2039	1,344	1,198
	Texas Instruments Inc.	4.150%	5/15/2048	1,663	1,366
	Texas Instruments Inc.	2.700%	9/15/2051	1,132	692
	Texas Instruments Inc.	5.000%	3/14/2053	1,210	1,108
	Texas Instruments Inc.	5.150%	2/8/2054	1,375	1,294
	Texas Instruments Inc.	5.050%	5/18/2063	1,678	1,498
[1]	TR Finance LLC	5.850%	4/15/2040	765	792
[1]	TR Finance LLC	5.650%	11/23/2043	400	399
	TSMC Arizona Corp.	3.125%	10/25/2041	1,090	877
	TSMC Arizona Corp.	3.250%	10/25/2051	1,301	982
	TSMC Arizona Corp.	4.500%	4/22/2052	860	802
	Verisk Analytics Inc.	5.125%	2/15/2036	808	816
					314,598
Utilities (5.8%)
	AEP Texas Inc.	3.800%	10/1/2047	195	144
[1]	AEP Texas Inc.	4.150%	5/1/2049	710	546
[1]	AEP Texas Inc.	3.450%	1/15/2050	860	587
	AEP Texas Inc.	3.450%	5/15/2051	888	600
	AEP Texas Inc.	5.250%	5/15/2052	975	893
	AEP Texas Inc.	5.850%	10/15/2055	605	594
	AEP Transmission Co. LLC	4.000%	12/1/2046	943	754
	AEP Transmission Co. LLC	3.800%	6/15/2049	1,385	1,045
	AEP Transmission Co. LLC	3.150%	9/15/2049	390	264

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	AEP Transmission Co. LLC	3.650%	4/1/2050	1,025	760
[1]	AEP Transmission Co. LLC	2.750%	8/15/2051	495	305
[1]	AEP Transmission Co. LLC	4.500%	6/15/2052	1,280	1,084
	AEP Transmission Co. LLC	5.400%	3/15/2053	869	845
	Alabama Power Co.	6.000%	3/1/2039	1,117	1,200
	Alabama Power Co.	3.850%	12/1/2042	520	424
	Alabama Power Co.	4.150%	8/15/2044	927	775
	Alabama Power Co.	3.750%	3/1/2045	2,068	1,626
	Alabama Power Co.	4.300%	1/2/2046	971	819
[1]	Alabama Power Co.	3.700%	12/1/2047	1,156	882
[1]	Alabama Power Co.	4.300%	7/15/2048	472	392
	Alabama Power Co.	3.450%	10/1/2049	989	703
	Alabama Power Co.	3.125%	7/15/2051	982	650
	Alabama Power Co.	3.000%	3/15/2052	1,130	732
	Ameren Illinois Co.	4.150%	3/15/2046	992	818
	Ameren Illinois Co.	3.700%	12/1/2047	575	439
	Ameren Illinois Co.	4.500%	3/15/2049	722	614
	Ameren Illinois Co.	2.900%	6/15/2051	1,039	656
	Ameren Illinois Co.	5.625%	3/1/2055	1,462	1,456
	American Electric Power Co. Inc.	3.250%	3/1/2050	1,120	746
[1]	American Electric Power Co. Inc.	6.050%	3/15/2056	1,125	1,106
	American Water Capital Corp.	6.593%	10/15/2037	404	457
	American Water Capital Corp.	4.300%	12/1/2042	1,040	906
	American Water Capital Corp.	4.300%	9/1/2045	670	572
	American Water Capital Corp.	3.750%	9/1/2047	581	446
	American Water Capital Corp.	4.200%	9/1/2048	993	807
	American Water Capital Corp.	4.150%	6/1/2049	630	509
	American Water Capital Corp.	3.450%	5/1/2050	744	530
	American Water Capital Corp.	3.250%	6/1/2051	1,300	878
	American Water Capital Corp.	5.450%	3/1/2054	1,083	1,051
	American Water Capital Corp.	5.700%	9/1/2055	1,122	1,123
	Appalachian Power Co.	7.000%	4/1/2038	996	1,127
	Appalachian Power Co.	4.400%	5/15/2044	555	465
	Appalachian Power Co.	4.450%	6/1/2045	1,255	1,045
[1]	Appalachian Power Co.	4.500%	3/1/2049	1,101	902
	Arizona Public Service Co.	4.500%	4/1/2042	875	769
	Arizona Public Service Co.	3.750%	5/15/2046	1,590	1,205
	Arizona Public Service Co.	4.200%	8/15/2048	695	557
	Arizona Public Service Co.	4.250%	3/1/2049	1,302	1,040
	Arizona Public Service Co.	3.350%	5/15/2050	665	454
	Arizona Public Service Co.	5.900%	8/15/2055	935	951
	Atmos Energy Corp.	5.500%	6/15/2041	1,000	1,024
	Atmos Energy Corp.	4.150%	1/15/2043	754	640
	Atmos Energy Corp.	4.125%	10/15/2044	977	824
	Atmos Energy Corp.	4.300%	10/1/2048	589	488
	Atmos Energy Corp.	3.375%	9/15/2049	1,727	1,214
	Atmos Energy Corp.	2.850%	2/15/2052	688	427
	Atmos Energy Corp.	5.750%	10/15/2052	705	712
	Atmos Energy Corp.	6.200%	11/15/2053	840	906
	Atmos Energy Corp.	5.000%	12/15/2054	1,020	927
	Atmos Energy Corp.	5.450%	1/15/2056	540	522
	Avista Corp.	4.350%	6/1/2048	849	696
	Avista Corp.	4.000%	4/1/2052	902	672
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	928	1,028
	Baltimore Gas & Electric Co.	3.500%	8/15/2046	1,048	776
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	1,869	1,424
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	1,003	678
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	785	755
[1]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	1,345	1,334
[3]	Basin Electric Power Cooperative	5.850%	10/15/2055	750	734
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	2,775	3,014
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	1,256	1,345
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	1,148	1,101
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	1,221	1,058
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	1,657	1,255
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	714	594
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	1,738	1,390
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	2,650	1,643
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	976	822
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	518	411

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	704	618
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	1,740	1,225
[1]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	1,055	771
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	912	816
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	2,829	2,694
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	617	641
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	513	444
	Commonwealth Edison Co.	5.900%	3/15/2036	1,682	1,805
	Commonwealth Edison Co.	6.450%	1/15/2038	820	916
	Commonwealth Edison Co.	4.600%	8/15/2043	960	856
	Commonwealth Edison Co.	4.700%	1/15/2044	980	877
	Commonwealth Edison Co.	3.650%	6/15/2046	2,810	2,141
[1]	Commonwealth Edison Co.	3.750%	8/15/2047	909	693
	Commonwealth Edison Co.	4.000%	3/1/2048	956	758
	Commonwealth Edison Co.	4.000%	3/1/2049	880	686
[1]	Commonwealth Edison Co.	3.200%	11/15/2049	1,207	814
	Commonwealth Edison Co.	3.000%	3/1/2050	714	467
[1]	Commonwealth Edison Co.	3.125%	3/15/2051	716	475
[1]	Commonwealth Edison Co.	2.750%	9/1/2051	435	267
	Commonwealth Edison Co.	5.300%	2/1/2053	880	833
	Commonwealth Edison Co.	5.950%	6/1/2055	1,335	1,385
	Connecticut Light & Power Co.	4.000%	4/1/2048	555	441
	Connecticut Light & Power Co.	5.250%	1/15/2053	1,713	1,621
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	969	1,030
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	836	917
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	970	1,109
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	1,235	1,287
[1]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/2042	735	628
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	953	782
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	965	840
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	957	823
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	940	737
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	822	637
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	967	836
[1]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	990	786
[1]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	1,055	821
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	53	35
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	1,681	1,769
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	1,255	1,252
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	1,276	1,075
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	1,620	1,571
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	893	891
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	857	675
[1]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	580	432
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	1,420	1,163
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	810	565
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/2060	925	546
	Constellation Energy Generation LLC	6.250%	10/1/2039	955	1,036
	Constellation Energy Generation LLC	5.600%	6/15/2042	1,356	1,361
	Constellation Energy Generation LLC	6.500%	10/1/2053	1,980	2,157
	Constellation Energy Generation LLC	5.750%	3/15/2054	1,970	1,954
	Consumers Energy Co.	3.250%	8/15/2046	1,358	980
	Consumers Energy Co.	4.350%	4/15/2049	1,044	869
	Consumers Energy Co.	3.750%	2/15/2050	1,371	1,029
	Consumers Energy Co.	3.100%	8/15/2050	1,085	724
	Consumers Energy Co.	3.500%	8/1/2051	3,901	2,809
	Consumers Energy Co.	2.650%	8/15/2052	480	296
	Dayton Power & Light Co.	3.950%	6/15/2049	813	605
	Delmarva Power & Light Co.	4.150%	5/15/2045	843	712
[1]	Dominion Energy Inc.	3.300%	4/15/2041	1,549	1,175
[1]	Dominion Energy Inc.	4.050%	9/15/2042	1,250	1,015
	Dominion Energy Inc.	4.700%	12/1/2044	1,791	1,569
[1]	Dominion Energy Inc.	4.600%	3/15/2049	1,295	1,079
[1]	Dominion Energy Inc.	4.850%	8/15/2052	729	627
	Dominion Energy Inc.	6.200%	2/15/2056	1,150	1,157
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	780	839
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	905	912
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	787	706
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	649	576
[1]	DTE Electric Co.	4.000%	4/1/2043	645	537

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DTE Electric Co.	4.300%	7/1/2044	570	486
	DTE Electric Co.	3.700%	3/15/2045	1,754	1,370
	DTE Electric Co.	3.750%	8/15/2047	1,167	895
	DTE Electric Co.	3.950%	3/1/2049	1,518	1,195
	DTE Electric Co.	2.950%	3/1/2050	762	502
[1]	DTE Electric Co.	3.250%	4/1/2051	1,509	1,036
	DTE Electric Co.	5.400%	4/1/2053	540	524
	DTE Electric Co.	5.850%	5/15/2055	1,180	1,210
	Duke Energy Carolinas LLC	6.100%	6/1/2037	887	956
	Duke Energy Carolinas LLC	6.000%	1/15/2038	1,555	1,674
	Duke Energy Carolinas LLC	6.050%	4/15/2038	1,257	1,358
	Duke Energy Carolinas LLC	5.300%	2/15/2040	1,297	1,313
	Duke Energy Carolinas LLC	4.250%	12/15/2041	1,406	1,236
	Duke Energy Carolinas LLC	4.000%	9/30/2042	1,613	1,354
	Duke Energy Carolinas LLC	3.750%	6/1/2045	895	704
	Duke Energy Carolinas LLC	3.875%	3/15/2046	715	566
	Duke Energy Carolinas LLC	3.700%	12/1/2047	740	559
	Duke Energy Carolinas LLC	3.950%	3/15/2048	1,146	907
	Duke Energy Carolinas LLC	3.200%	8/15/2049	770	526
	Duke Energy Carolinas LLC	3.450%	4/15/2051	830	588
	Duke Energy Carolinas LLC	5.350%	1/15/2053	1,423	1,364
	Duke Energy Carolinas LLC	5.400%	1/15/2054	745	721
	Duke Energy Corp.	3.300%	6/15/2041	751	578
	Duke Energy Corp.	3.750%	9/1/2046	1,687	1,277
	Duke Energy Corp.	3.950%	8/15/2047	1,192	917
	Duke Energy Corp.	4.200%	6/15/2049	1,270	999
	Duke Energy Corp.	3.500%	6/15/2051	1,300	901
	Duke Energy Corp.	5.000%	8/15/2052	955	842
	Duke Energy Corp.	6.100%	9/15/2053	905	935
	Duke Energy Corp.	5.800%	6/15/2054	1,995	1,971
	Duke Energy Corp.	5.700%	9/15/2055	2,235	2,171
	Duke Energy Florida LLC	4.850%	12/1/2035	430	429
	Duke Energy Florida LLC	6.350%	9/15/2037	941	1,045
	Duke Energy Florida LLC	6.400%	6/15/2038	926	1,033
	Duke Energy Florida LLC	5.650%	4/1/2040	1,090	1,131
	Duke Energy Florida LLC	3.400%	10/1/2046	1,117	813
	Duke Energy Florida LLC	4.200%	7/15/2048	857	696
	Duke Energy Florida LLC	3.000%	12/15/2051	1,065	689
	Duke Energy Florida LLC	6.200%	11/15/2053	1,385	1,481
	Duke Energy Indiana LLC	6.350%	8/15/2038	971	1,072
[1]	Duke Energy Indiana LLC	4.900%	7/15/2043	945	880
	Duke Energy Indiana LLC	3.750%	5/15/2046	885	688
[1]	Duke Energy Indiana LLC	3.250%	10/1/2049	930	635
	Duke Energy Indiana LLC	2.750%	4/1/2050	973	607
	Duke Energy Indiana LLC	5.400%	4/1/2053	500	475
	Duke Energy Ohio Inc.	3.700%	6/15/2046	269	205
	Duke Energy Ohio Inc.	5.550%	3/15/2054	640	624
	Duke Energy Progress LLC	4.100%	5/15/2042	1,019	867
	Duke Energy Progress LLC	4.100%	3/15/2043	512	431
	Duke Energy Progress LLC	4.150%	12/1/2044	2,034	1,695
	Duke Energy Progress LLC	4.200%	8/15/2045	1,474	1,225
	Duke Energy Progress LLC	3.600%	9/15/2047	942	701
	Duke Energy Progress LLC	2.500%	8/15/2050	632	368
	Duke Energy Progress LLC	2.900%	8/15/2051	1,340	843
	Duke Energy Progress LLC	4.000%	4/1/2052	1,017	787
	Duke Energy Progress LLC	5.350%	3/15/2053	1,282	1,222
	Duke Energy Progress LLC	5.550%	3/15/2055	1,525	1,503
	Emera US Finance LP	4.750%	6/15/2046	1,377	1,176
	Entergy Arkansas LLC	4.200%	4/1/2049	762	615
	Entergy Arkansas LLC	2.650%	6/15/2051	1,205	717
	Entergy Arkansas LLC	3.350%	6/15/2052	887	601
	Entergy Corp.	3.750%	6/15/2050	1,010	734
	Entergy Corp.	6.100%	6/15/2056	500	500
	Entergy Louisiana LLC	4.950%	1/15/2045	1,491	1,367
	Entergy Louisiana LLC	4.200%	9/1/2048	969	783
	Entergy Louisiana LLC	4.200%	4/1/2050	851	679
	Entergy Louisiana LLC	2.900%	3/15/2051	1,401	878
	Entergy Louisiana LLC	4.750%	9/15/2052	985	857
	Entergy Louisiana LLC	5.700%	3/15/2054	1,535	1,527
	Entergy Louisiana LLC	5.800%	3/15/2055	1,800	1,809

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Mississippi LLC	3.850%	6/1/2049	847	647
	Entergy Mississippi LLC	5.850%	6/1/2054	800	805
	Entergy Mississippi LLC	5.800%	4/15/2055	928	933
	Entergy Texas Inc.	4.500%	3/30/2039	720	669
	Entergy Texas Inc.	3.550%	9/30/2049	976	697
	Entergy Texas Inc.	5.800%	9/1/2053	920	917
	Essential Utilities Inc.	4.276%	5/1/2049	990	799
	Essential Utilities Inc.	3.351%	4/15/2050	1,184	815
	Essential Utilities Inc.	5.300%	5/1/2052	986	923
	Evergy Kansas Central Inc.	4.125%	3/1/2042	1,068	897
	Evergy Kansas Central Inc.	4.100%	4/1/2043	1,055	874
	Evergy Kansas Central Inc.	3.450%	4/15/2050	962	677
	Evergy Metro Inc.	5.300%	10/1/2041	980	969
	Evergy Metro Inc.	4.200%	6/15/2047	672	544
	Evergy Metro Inc.	4.200%	3/15/2048	655	535
[1]	Evergy Metro Inc.	4.125%	4/1/2049	945	755
	Eversource Energy	3.450%	1/15/2050	1,515	1,074
	Exelon Corp.	5.100%	6/15/2045	958	885
	Exelon Corp.	4.700%	4/15/2050	2,207	1,887
	Exelon Corp.	4.100%	3/15/2052	750	578
	Exelon Corp.	5.600%	3/15/2053	1,130	1,094
	Exelon Corp.	5.875%	3/15/2055	462	463
[1]	FirstEnergy Corp.	3.400%	3/1/2050	1,870	1,291
	Florida Power & Light Co.	4.700%	2/15/2036	714	707
	Florida Power & Light Co.	5.960%	4/1/2039	960	1,035
	Florida Power & Light Co.	5.250%	2/1/2041	990	987
	Florida Power & Light Co.	4.125%	2/1/2042	970	843
	Florida Power & Light Co.	4.050%	6/1/2042	1,169	997
	Florida Power & Light Co.	4.050%	10/1/2044	947	789
	Florida Power & Light Co.	3.700%	12/1/2047	1,074	825
	Florida Power & Light Co.	3.950%	3/1/2048	1,013	809
	Florida Power & Light Co.	4.125%	6/1/2048	675	550
	Florida Power & Light Co.	3.990%	3/1/2049	985	781
	Florida Power & Light Co.	3.150%	10/1/2049	902	617
	Florida Power & Light Co.	2.875%	12/4/2051	2,644	1,684
	Florida Power & Light Co.	5.300%	4/1/2053	1,642	1,575
	Florida Power & Light Co.	5.600%	6/15/2054	935	939
	Florida Power & Light Co.	5.700%	3/15/2055	904	917
	Florida Power & Light Co.	5.800%	3/15/2065	592	604
	Florida Power & Light Co.	5.600%	2/15/2066	1,111	1,095
[1]	Georgia Power Co.	4.750%	9/1/2040	1,117	1,060
	Georgia Power Co.	4.300%	3/15/2042	1,185	1,036
	Georgia Power Co.	4.300%	3/15/2043	821	710
[1]	Georgia Power Co.	3.700%	1/30/2050	1,195	892
[1]	Georgia Power Co.	3.250%	3/15/2051	930	634
	Georgia Power Co.	5.500%	10/1/2055	750	730
	Iberdrola International BV	6.750%	7/15/2036	1,176	1,343
[1]	Idaho Power Co.	4.200%	3/1/2048	561	459
[1]	Idaho Power Co.	5.500%	3/15/2053	990	966
[1]	Idaho Power Co.	5.800%	4/1/2054	985	1,000
[1]	Indiana Michigan Power Co.	4.550%	3/15/2046	890	772
[1]	Indiana Michigan Power Co.	3.750%	7/1/2047	904	682
	Indiana Michigan Power Co.	3.250%	5/1/2051	869	577
	Interstate Power & Light Co.	3.700%	9/15/2046	545	407
	Interstate Power & Light Co.	3.100%	11/30/2051	891	571
	Interstate Power & Light Co.	5.450%	9/30/2054	1,550	1,467
	ITC Holdings Corp.	5.300%	7/1/2043	531	512
[3]	Jersey Central Power & Light Co.	5.150%	1/15/2036	450	455
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	739	721
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	1,568	1,502
	Kentucky Utilities Co.	5.125%	11/1/2040	1,149	1,127
	Kentucky Utilities Co.	4.375%	10/1/2045	1,802	1,523
	Kentucky Utilities Co.	3.300%	6/1/2050	1,465	1,010
	Kentucky Utilities Co.	5.850%	8/15/2055	1,012	1,020
[1]	Louisville Gas & Electric Co.	5.850%	8/15/2055	958	965
	MidAmerican Energy Co.	4.800%	9/15/2043	568	515
	MidAmerican Energy Co.	4.250%	5/1/2046	970	811
	MidAmerican Energy Co.	3.950%	8/1/2047	1,321	1,046
	MidAmerican Energy Co.	3.650%	8/1/2048	2,065	1,546
	MidAmerican Energy Co.	4.250%	7/15/2049	1,170	958

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MidAmerican Energy Co.	5.850%	9/15/2054	1,095	1,125
	MidAmerican Energy Co.	5.300%	2/1/2055	2,040	1,930
[1]	Mississippi Power Co.	4.250%	3/15/2042	980	840
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/2048	990	834
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	988	829
[1]	Nevada Power Co.	6.750%	7/1/2037	942	1,056
[1]	Nevada Power Co.	3.125%	8/1/2050	875	569
[1]	Nevada Power Co.	5.900%	5/1/2053	845	848
	Nevada Power Co.	6.000%	3/15/2054	885	905
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	1,665	1,549
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	1,025	990
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	2,950	2,986
	NiSource Inc.	5.950%	6/15/2041	858	886
	NiSource Inc.	5.250%	2/15/2043	880	844
	NiSource Inc.	4.800%	2/15/2044	1,467	1,319
	NiSource Inc.	5.650%	2/1/2045	2,475	2,458
	NiSource Inc.	4.375%	5/15/2047	1,507	1,249
	NiSource Inc.	3.950%	3/30/2048	1,171	912
	NiSource Inc.	5.850%	4/1/2055	2,068	2,060
	Northern States Power Co.	6.250%	6/1/2036	995	1,096
	Northern States Power Co.	6.200%	7/1/2037	762	837
	Northern States Power Co.	5.350%	11/1/2039	2,084	2,114
	Northern States Power Co.	3.600%	9/15/2047	660	495
	Northern States Power Co.	2.600%	6/1/2051	755	461
	Northern States Power Co.	4.500%	6/1/2052	920	781
	Northern States Power Co.	5.100%	5/15/2053	978	907
	Northern States Power Co.	5.400%	3/15/2054	1,095	1,061
	Northern States Power Co.	5.650%	6/15/2054	980	987
	Northern States Power Co.	5.650%	5/15/2055	2,485	2,494
	NorthWestern Corp.	4.176%	11/15/2044	949	783
	NSTAR Electric Co.	4.950%	9/15/2052	881	794
	Oglethorpe Power Corp.	5.950%	11/1/2039	635	663
	Oglethorpe Power Corp.	5.375%	11/1/2040	1,342	1,327
	Oglethorpe Power Corp.	4.500%	4/1/2047	935	781
	Oglethorpe Power Corp.	5.050%	10/1/2048	772	688
	Oglethorpe Power Corp.	5.250%	9/1/2050	715	645
	Oglethorpe Power Corp.	5.800%	6/1/2054	685	668
	Oglethorpe Power Corp.	5.900%	2/1/2055	985	974
	Ohio Edison Co.	6.875%	7/15/2036	655	748
	Ohio Power Co.	4.150%	4/1/2048	840	663
	Ohio Power Co.	4.000%	6/1/2049	934	718
[1]	Ohio Power Co.	2.900%	10/1/2051	655	403
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	1,336	1,079
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	975	956
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	1,125	1,113
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	1,435	1,299
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	934	715
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	1,069	857
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	1,102	831
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	749	550
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	1,204	718
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	1,830	1,629
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	907	858
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	1,020	990
[3]	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	500	503
	ONE Gas Inc.	4.658%	2/1/2044	870	771
	ONE Gas Inc.	4.500%	11/1/2048	853	726
	Pacific Gas & Electric Co.	4.500%	7/1/2040	3,166	2,759
	Pacific Gas & Electric Co.	3.300%	8/1/2040	970	735
	Pacific Gas & Electric Co.	4.200%	6/1/2041	1,000	832
	Pacific Gas & Electric Co.	4.750%	2/15/2044	1,815	1,534
	Pacific Gas & Electric Co.	4.300%	3/15/2045	845	670
	Pacific Gas & Electric Co.	4.250%	3/15/2046	735	575
	Pacific Gas & Electric Co.	4.000%	12/1/2046	1,590	1,190
	Pacific Gas & Electric Co.	3.950%	12/1/2047	465	346
	Pacific Gas & Electric Co.	4.950%	7/1/2050	6,037	5,104
	Pacific Gas & Electric Co.	3.500%	8/1/2050	1,495	1,009
	Pacific Gas & Electric Co.	5.250%	3/1/2052	1,640	1,430
	Pacific Gas & Electric Co.	6.750%	1/15/2053	2,120	2,254
	Pacific Gas & Electric Co.	6.700%	4/1/2053	1,440	1,522

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pacific Gas & Electric Co.	5.900%	10/1/2054	1,640	1,571
	Pacific Gas & Electric Co.	6.150%	3/1/2055	1,250	1,238
	Pacific Gas & Electric Co.	6.100%	10/15/2055	650	638
	PacifiCorp	6.100%	8/1/2036	1,320	1,369
	PacifiCorp	6.250%	10/15/2037	868	906
	PacifiCorp	6.350%	7/15/2038	1,430	1,495
	PacifiCorp	4.100%	2/1/2042	1,042	824
	PacifiCorp	4.125%	1/15/2049	2,867	2,135
	PacifiCorp	4.150%	2/15/2050	1,059	783
	PacifiCorp	3.300%	3/15/2051	1,350	861
	PacifiCorp	5.350%	12/1/2053	950	832
	PacifiCorp	5.800%	1/15/2055	2,708	2,524
	PECO Energy Co.	5.950%	10/1/2036	1,055	1,142
	PECO Energy Co.	4.150%	10/1/2044	908	758
	PECO Energy Co.	3.900%	3/1/2048	778	610
	PECO Energy Co.	3.000%	9/15/2049	815	534
	PECO Energy Co.	3.050%	3/15/2051	680	442
	PECO Energy Co.	2.850%	9/15/2051	992	616
	PECO Energy Co.	4.600%	5/15/2052	549	466
	PECO Energy Co.	5.250%	9/15/2054	680	643
	PECO Energy Co.	5.650%	9/15/2055	1,165	1,161
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	725	646
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	799	596
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	514	459
	Potomac Electric Power Co.	6.500%	11/15/2037	960	1,077
	Potomac Electric Power Co.	4.150%	3/15/2043	970	819
	Potomac Electric Power Co.	5.500%	3/15/2054	755	729
	PPL Electric Utilities Corp.	6.250%	5/15/2039	822	901
	PPL Electric Utilities Corp.	4.150%	10/1/2045	1,795	1,503
	PPL Electric Utilities Corp.	3.950%	6/1/2047	1,413	1,140
	PPL Electric Utilities Corp.	4.150%	6/15/2048	1,006	827
	PPL Electric Utilities Corp.	5.250%	5/15/2053	935	896
	PPL Electric Utilities Corp.	5.550%	8/15/2055	411	409
	Progress Energy Inc.	6.000%	12/1/2039	1,625	1,719
[1]	Public Service Co. of Colorado	6.250%	9/1/2037	891	971
	Public Service Co. of Colorado	3.600%	9/15/2042	880	692
	Public Service Co. of Colorado	4.300%	3/15/2044	440	372
	Public Service Co. of Colorado	3.800%	6/15/2047	1,000	765
[1]	Public Service Co. of Colorado	2.700%	1/15/2051	867	522
[1]	Public Service Co. of Colorado	4.500%	6/1/2052	1,043	869
	Public Service Co. of Colorado	5.250%	4/1/2053	834	776
	Public Service Co. of Colorado	5.750%	5/15/2054	775	775
	Public Service Co. of Colorado	5.850%	5/15/2055	2,861	2,902
	Public Service Co. of New Hampshire	3.600%	7/1/2049	790	579
	Public Service Co. of New Hampshire	5.150%	1/15/2053	637	589
	Public Service Co. of Oklahoma	5.450%	1/15/2036	1,125	1,154
[1]	Public Service Electric & Gas Co.	5.800%	5/1/2037	853	918
[1]	Public Service Electric & Gas Co.	3.950%	5/1/2042	875	738
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2042	680	545
[1]	Public Service Electric & Gas Co.	3.800%	3/1/2046	1,762	1,389
[1]	Public Service Electric & Gas Co.	3.600%	12/1/2047	931	697
[1]	Public Service Electric & Gas Co.	4.050%	5/1/2048	782	630
[1]	Public Service Electric & Gas Co.	3.850%	5/1/2049	875	674
[1]	Public Service Electric & Gas Co.	3.200%	8/1/2049	852	584
[1]	Public Service Electric & Gas Co.	2.700%	5/1/2050	596	369
[1]	Public Service Electric & Gas Co.	2.050%	8/1/2050	1,049	567
[1]	Public Service Electric & Gas Co.	5.125%	3/15/2053	702	656
	Public Service Electric & Gas Co.	5.450%	8/1/2053	863	843
[1]	Public Service Electric & Gas Co.	5.450%	3/1/2054	660	646
	Public Service Electric & Gas Co.	5.300%	8/1/2054	1,661	1,587
[1]	Public Service Electric & Gas Co.	5.500%	3/1/2055	492	483
	Puget Sound Energy Inc.	6.274%	3/15/2037	552	603
	Puget Sound Energy Inc.	5.795%	3/15/2040	1,110	1,148
	Puget Sound Energy Inc.	5.638%	4/15/2041	810	809
	Puget Sound Energy Inc.	4.223%	6/15/2048	1,750	1,423
	Puget Sound Energy Inc.	3.250%	9/15/2049	1,351	915
	Puget Sound Energy Inc.	5.685%	6/15/2054	1,120	1,111
	Puget Sound Energy Inc.	5.598%	9/15/2055	357	347
	San Diego Gas & Electric Co.	6.000%	6/1/2039	975	1,041
	San Diego Gas & Electric Co.	4.500%	8/15/2040	593	539

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Diego Gas & Electric Co.	3.750%	6/1/2047	310	236
	San Diego Gas & Electric Co.	4.150%	5/15/2048	965	775
[1]	San Diego Gas & Electric Co.	3.320%	4/15/2050	937	646
[1]	San Diego Gas & Electric Co.	2.950%	8/15/2051	45	29
	San Diego Gas & Electric Co.	3.700%	3/15/2052	1,305	948
	San Diego Gas & Electric Co.	5.350%	4/1/2053	900	851
	San Diego Gas & Electric Co.	5.550%	4/15/2054	1,110	1,080
	Sempra	3.800%	2/1/2038	1,109	953
	Sempra	6.000%	10/15/2039	994	1,036
	Sempra	4.000%	2/1/2048	1,499	1,145
	Sierra Pacific Power Co.	5.900%	3/15/2054	845	846
	Southern California Edison Co.	5.625%	2/1/2036	1,006	1,018
[1]	Southern California Edison Co.	5.950%	2/1/2038	1,515	1,548
	Southern California Edison Co.	6.050%	3/15/2039	1,519	1,554
	Southern California Edison Co.	4.500%	9/1/2040	1,722	1,507
	Southern California Edison Co.	4.050%	3/15/2042	4	3
[1]	Southern California Edison Co.	3.900%	3/15/2043	100	77
	Southern California Edison Co.	4.650%	10/1/2043	1,569	1,333
[1]	Southern California Edison Co.	3.600%	2/1/2045	755	543
	Southern California Edison Co.	4.000%	4/1/2047	2,441	1,833
[1]	Southern California Edison Co.	4.125%	3/1/2048	805	611
[1]	Southern California Edison Co.	4.875%	3/1/2049	1,376	1,153
	Southern California Edison Co.	3.650%	2/1/2050	2,160	1,507
[1]	Southern California Edison Co.	2.950%	2/1/2051	2,855	1,743
	Southern California Edison Co.	3.450%	2/1/2052	1,035	687
[1]	Southern California Edison Co.	5.450%	6/1/2052	675	607
	Southern California Edison Co.	5.700%	3/1/2053	780	724
	Southern California Edison Co.	5.875%	12/1/2053	824	789
	Southern California Edison Co.	5.750%	4/15/2054	860	805
	Southern California Edison Co.	5.900%	3/1/2055	675	650
	Southern California Edison Co.	6.200%	9/15/2055	650	653
	Southern California Gas Co.	5.125%	11/15/2040	1,216	1,197
	Southern California Gas Co.	3.750%	9/15/2042	3	2
[1]	Southern California Gas Co.	4.125%	6/1/2048	298	238
[1]	Southern California Gas Co.	3.950%	2/15/2050	928	713
	Southern California Gas Co.	6.350%	11/15/2052	995	1,076
	Southern California Gas Co.	5.750%	6/1/2053	1,002	996
	Southern California Gas Co.	6.000%	6/15/2055	740	760
	Southern Co.	4.250%	7/1/2036	2,310	2,162
	Southern Co.	4.400%	7/1/2046	1,294	1,092
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	947	979
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	915	783
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	1,345	1,054
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	975	812
	Southern Power Co.	5.150%	9/15/2041	766	737
	Southern Power Co.	5.250%	7/15/2043	1,091	1,040
	Southwest Gas Corp.	3.800%	9/29/2046	1,260	956
	Southwest Gas Corp.	4.150%	6/1/2049	620	487
	Southwestern Electric Power Co.	6.200%	3/15/2040	1,080	1,147
[1]	Southwestern Electric Power Co.	3.900%	4/1/2045	930	720
	Southwestern Electric Power Co.	3.250%	11/1/2051	1,398	920
	Southwestern Public Service Co.	4.500%	8/15/2041	986	878
	Southwestern Public Service Co.	3.400%	8/15/2046	760	538
[1]	Southwestern Public Service Co.	3.150%	5/1/2050	961	634
	Southwestern Public Service Co.	6.000%	6/1/2054	990	1,013
	Spire Inc.	6.450%	6/1/2056	250	250
	Tampa Electric Co.	4.350%	5/15/2044	980	833
	Tampa Electric Co.	4.450%	6/15/2049	1,301	1,086
	Tampa Electric Co.	3.625%	6/15/2050	908	662
	Tampa Electric Co.	3.450%	3/15/2051	635	451
	Toledo Edison Co.	6.150%	5/15/2037	1,067	1,160
	Tucson Electric Power Co.	4.850%	12/1/2048	915	808
	Tucson Electric Power Co.	5.500%	4/15/2053	800	768
	Tucson Electric Power Co.	5.900%	4/15/2055	1,049	1,068
	Union Electric Co.	8.450%	3/15/2039	671	868
	Union Electric Co.	3.650%	4/15/2045	905	701
	Union Electric Co.	4.000%	4/1/2048	510	405
	Union Electric Co.	3.250%	10/1/2049	2,541	1,735
	Union Electric Co.	2.625%	3/15/2051	2,362	1,422
	Union Electric Co.	3.900%	4/1/2052	870	664

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	5.450%	3/15/2053	1,205	1,163
	Union Electric Co.	5.250%	1/15/2054	525	490
	Union Electric Co.	5.125%	3/15/2055	790	724
[1]	Virginia Electric & Power Co.	6.000%	1/15/2036	847	909
[1]	Virginia Electric & Power Co.	6.000%	5/15/2037	993	1,067
	Virginia Electric & Power Co.	6.350%	11/30/2037	2,011	2,208
	Virginia Electric & Power Co.	4.000%	1/15/2043	911	746
[1]	Virginia Electric & Power Co.	4.650%	8/15/2043	424	380
[1]	Virginia Electric & Power Co.	4.200%	5/15/2045	909	752
[1]	Virginia Electric & Power Co.	4.000%	11/15/2046	1,115	886
[1]	Virginia Electric & Power Co.	3.800%	9/15/2047	1,548	1,185
	Virginia Electric & Power Co.	4.600%	12/1/2048	1,090	933
	Virginia Electric & Power Co.	3.300%	12/1/2049	657	452
	Virginia Electric & Power Co.	2.450%	12/15/2050	847	486
	Virginia Electric & Power Co.	2.950%	11/15/2051	1,727	1,087
[1]	Virginia Electric & Power Co.	4.625%	5/15/2052	1,242	1,045
	Virginia Electric & Power Co.	5.450%	4/1/2053	1,092	1,040
	Virginia Electric & Power Co.	5.700%	8/15/2053	820	807
	Virginia Electric & Power Co.	5.650%	3/15/2055	1,844	1,806
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	1,052	1,022
[1]	Washington Gas Light Co.	3.796%	9/15/2046	825	640
[1]	Washington Gas Light Co.	3.650%	9/15/2049	710	517
	Wisconsin Electric Power Co.	5.700%	12/1/2036	835	891
	Wisconsin Electric Power Co.	4.300%	10/15/2048	902	745
	Wisconsin Power & Light Co.	3.650%	4/1/2050	1,055	765
	Wisconsin Power & Light Co.	5.700%	12/15/2055	280	275
	Wisconsin Public Service Corp.	3.671%	12/1/2042	817	649
	Wisconsin Public Service Corp.	4.752%	11/1/2044	929	833
	Wisconsin Public Service Corp.	2.850%	12/1/2051	900	567
	Xcel Energy Inc.	6.500%	7/1/2036	227	249
	Xcel Energy Inc.	3.500%	12/1/2049	901	646
					493,363
Total Corporate Bonds (Cost $4,027,604)					3,563,156
Sovereign Bonds (2.8%)
	Equinor ASA	3.625%	4/6/2040	1,005	850
	Equinor ASA	5.100%	8/17/2040	1,600	1,590
	Equinor ASA	4.250%	11/23/2041	1,245	1,100
	Equinor ASA	3.950%	5/15/2043	1,305	1,097
	Equinor ASA	4.800%	11/8/2043	936	871
	Equinor ASA	3.250%	11/18/2049	1,848	1,290
	Equinor ASA	3.700%	4/6/2050	2,088	1,581
	European Investment Bank	4.875%	2/15/2036	738	777
	Export-Import Bank of Korea	2.500%	6/29/2041	845	614
[1]	Inter-American Development Bank	3.875%	10/28/2041	1,257	1,122
	Inter-American Development Bank	3.200%	8/7/2042	650	528
	Inter-American Development Bank	4.375%	1/24/2044	749	702
[4]	KFW	0.000%	4/18/2036	1,976	1,277
[4]	KFW	0.000%	6/29/2037	3,149	1,920
[1]	Oriental Republic of Uruguay	7.625%	3/21/2036	1,329	1,608
[1]	Oriental Republic of Uruguay	5.442%	2/14/2037	1,295	1,346
[1]	Oriental Republic of Uruguay	4.125%	11/20/2045	1,373	1,200
[1]	Oriental Republic of Uruguay	5.100%	6/18/2050	6,487	6,109
[1]	Oriental Republic of Uruguay	4.975%	4/20/2055	4,537	4,122
[1]	Oriental Republic of Uruguay	5.250%	9/10/2060	2,100	1,960
	Province of British Columbia	7.250%	9/1/2036	495	603
[1]	Republic of Chile	4.950%	1/5/2036	2,122	2,138
[1]	Republic of Chile	5.650%	1/13/2037	2,255	2,384
[1]	Republic of Chile	3.100%	5/7/2041	4,002	3,071
[1]	Republic of Chile	4.340%	3/7/2042	3,362	2,996
	Republic of Chile	3.860%	6/21/2047	1,879	1,503
[1]	Republic of Chile	3.500%	1/25/2050	3,790	2,779
[1]	Republic of Chile	4.000%	1/31/2052	1,115	881
[1]	Republic of Chile	5.330%	1/5/2054	2,269	2,189
[1]	Republic of Chile	3.100%	1/22/2061	2,764	1,714
[1]	Republic of Chile	3.250%	9/21/2071	2,048	1,267
[1]	Republic of Hungary	7.625%	3/29/2041	2,600	3,036
[1]	Republic of Indonesia	4.900%	4/16/2036	2,000	1,996
	Republic of Indonesia	4.350%	1/11/2048	2,930	2,534

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	5.350%	2/11/2049	1,097	1,099
	Republic of Indonesia	3.700%	10/30/2049	1,695	1,291
	Republic of Indonesia	3.500%	2/14/2050	1,415	1,034
	Republic of Indonesia	4.200%	10/15/2050	1,862	1,529
	Republic of Indonesia	3.050%	3/12/2051	3,778	2,518
[1]	Republic of Indonesia	4.300%	3/31/2052	1,694	1,405
[1]	Republic of Indonesia	5.450%	9/20/2052	628	623
[1]	Republic of Indonesia	5.650%	1/11/2053	1,080	1,093
[1]	Republic of Indonesia	5.100%	2/10/2054	2,220	2,145
[1]	Republic of Indonesia	5.150%	9/10/2054	782	760
	Republic of Indonesia	4.450%	4/15/2070	1,418	1,147
	Republic of Indonesia	3.350%	3/12/2071	1,400	908
[1]	Republic of Italy	4.000%	10/17/2049	4,018	3,022
[1]	Republic of Italy	3.875%	5/6/2051	5,125	3,740
	Republic of Korea	4.125%	6/10/2044	1,798	1,609
	Republic of Korea	3.875%	9/20/2048	489	410
[1]	Republic of Panama	6.700%	1/26/2036	3,232	3,475
[1]	Republic of Panama	6.875%	1/31/2036	1,726	1,877
[1]	Republic of Panama	8.000%	3/1/2038	1,402	1,637
[1]	Republic of Panama	4.500%	5/15/2047	1,625	1,286
[1]	Republic of Panama	4.500%	4/16/2050	3,422	2,637
[1]	Republic of Panama	4.300%	4/29/2053	3,413	2,555
[1]	Republic of Panama	6.853%	3/28/2054	2,380	2,475
[1]	Republic of Panama	4.500%	4/1/2056	3,795	2,838
[1]	Republic of Panama	7.875%	3/1/2057	870	1,012
[1]	Republic of Panama	3.870%	7/23/2060	4,750	3,139
[1]	Republic of Panama	4.500%	1/19/2063	2,301	1,711
[1]	Republic of Peru	5.500%	3/30/2036	2,461	2,509
[1]	Republic of Peru	6.550%	3/14/2037	1,036	1,144
[1]	Republic of Peru	3.300%	3/11/2041	703	543
	Republic of Peru	5.625%	11/18/2050	4,086	3,982
[1]	Republic of Peru	3.550%	3/10/2051	2,420	1,695
[1]	Republic of Peru	5.875%	8/8/2054	2,796	2,760
[1]	Republic of Peru	6.200%	6/30/2055	2,442	2,513
[1]	Republic of Peru	2.780%	12/1/2060	4,077	2,215
[1]	Republic of Peru	3.600%	1/15/2072	1,645	1,044
[1]	Republic of Peru	3.230%	7/28/2121	1,539	839
[1]	Republic of Poland	5.500%	4/4/2053	3,811	3,637
[1]	Republic of Poland	5.500%	3/18/2054	5,532	5,272
	Republic of the Philippines	5.000%	1/13/2037	1,840	1,858
	Republic of the Philippines	3.950%	1/20/2040	3,384	2,987
	Republic of the Philippines	3.700%	3/1/2041	3,280	2,740
	Republic of the Philippines	3.700%	2/2/2042	3,323	2,739
	Republic of the Philippines	2.950%	5/5/2045	2,360	1,649
	Republic of the Philippines	2.650%	12/10/2045	2,497	1,648
	Republic of the Philippines	3.200%	7/6/2046	3,340	2,394
	Republic of the Philippines	4.200%	3/29/2047	1,527	1,277
	Republic of the Philippines	5.950%	10/13/2047	1,225	1,289
	Republic of the Philippines	5.500%	1/17/2048	2,133	2,122
	Republic of the Philippines	5.600%	5/14/2049	1,275	1,281
	Republic of the Philippines	5.175%	9/5/2049	1,155	1,096
	Republic of the Philippines	5.900%	2/4/2050	1,627	1,707
[1]	State of Israel	4.500%	1/30/2043	2,601	2,287
[1]	State of Israel	4.125%	1/17/2048	1,530	1,195
[1]	State of Israel	3.375%	1/15/2050	3,731	2,493
[1]	State of Israel	3.875%	7/3/2050	2,450	1,781
[1]	State of Israel	5.750%	3/12/2054	4,555	4,364
[1]	State of Israel	4.500%	4/3/2120	1,588	1,180
[1]	United Mexican States	6.000%	5/7/2036	6,183	6,262
[1]	United Mexican States	6.875%	5/13/2037	6,125	6,534
[1]	United Mexican States	6.625%	1/29/2038	4,406	4,596
	United Mexican States	6.050%	1/11/2040	4,274	4,248
[1]	United Mexican States	4.280%	8/14/2041	3,861	3,096
[1]	United Mexican States	4.750%	3/8/2044	5,604	4,610
	United Mexican States	5.550%	1/21/2045	4,058	3,753
	United Mexican States	4.600%	1/23/2046	3,882	3,050
	United Mexican States	4.350%	1/15/2047	2,419	1,821
	United Mexican States	4.600%	2/10/2048	2,312	1,787
[1]	United Mexican States	4.500%	1/31/2050	2,972	2,247
[1]	United Mexican States	5.000%	4/27/2051	3,844	3,087

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	United Mexican States	4.400%	2/12/2052	3,378	2,462
[1]	United Mexican States	6.338%	5/4/2053	4,443	4,228
[1]	United Mexican States	6.400%	5/7/2054	3,685	3,537
[1]	United Mexican States	7.375%	5/13/2055	3,834	4,124
[1]	United Mexican States	3.771%	5/24/2061	5,104	3,139
[1]	United Mexican States	5.750%	10/12/2110	3,817	3,195
Total Sovereign Bonds (Cost $269,287)					241,746
Taxable Municipal Bonds (1.9%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	230	187
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/2044	425	481
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/2044	605	637
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/2041	395	466
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/2050	1,270	1,597
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	2,035	2,147
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	1,330	1,519
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/2050	635	719
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/2055	750	498
	Broward County FL Airport System Revenue	3.477%	10/1/2043	745	631
	California GO	7.550%	4/1/2039	4,795	5,819
	California GO	7.300%	10/1/2039	3,005	3,497
	California GO	7.350%	11/1/2039	1,450	1,695
	California GO	7.625%	3/1/2040	1,990	2,399
	California GO	7.600%	11/1/2040	2,660	3,256
	California GO	5.200%	3/1/2043	500	501
	California State Taxable Various Purpose GO	5.125%	3/1/2038	1,200	1,219
	California State University Systemwide Revenue	2.897%	11/1/2051	650	454
	California State University Systemwide Revenue	2.975%	11/1/2051	1,085	724
	California State University Systemwide Revenue	2.719%	11/1/2052	725	475
	California State University Systemwide Revenue	2.939%	11/1/2052	725	485
	California State University Systemwide Revenue	5.183%	11/1/2053	300	285
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/2039	650	668
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/2051	650	446
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/2038	1,020	1,058
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/2040	650	722
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/2049	185	162
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/2054	445	388
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	3,004	3,369
	Clark County NV Airport System Revenue	6.820%	7/1/2045	650	721
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	1,000	928
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/2041	750	652
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/2042	670	518
	Dallas County TX Hospital District GO	5.621%	8/15/2044	525	520
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/2044	795	833
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/2048	790	733
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/2042	715	793
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/2038	955	824
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	625	510
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/2045	575	440
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	625	452
	Dallas-Fort Worth TX International Airport Revenue	2.919%	11/1/2050	800	560
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	600	492
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	400	345
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/2114	715	614
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/2040	700	742
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/2049	1,165	952
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	1,731	1,872
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/2057	1,679	1,830
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	407	456
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/2036	500	425
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/2038	330	277
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/2041	750	583
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	800	626
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	685	622
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	1,450	1,060
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	725	734
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	2,000	1,385
	Houston TX GO	3.961%	3/1/2047	1,135	977
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/2046	400	285

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	900	656
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue ETM	2.833%	1/1/2038	690	580
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/2038	10	8
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	800	791
[5]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	600	429
	Los Angeles CA Community College District GO	6.750%	8/1/2049	1,040	1,153
[6]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/2048	500	432
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	975	1,048
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/2050	675	726
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/2040	525	624
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/2039	1,400	1,368
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	1,750	1,804
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/2043	545	569
	Maryland Economic Development Corp. Revenue	5.942%	5/31/2057	575	577
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	636	611
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/2040	750	587
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/2050	575	389
	Massachusetts GO	5.456%	12/1/2039	1,485	1,517
	Massachusetts GO	2.900%	9/1/2049	580	399
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	730	761
	Massachusetts Transportation Fund Revenue	5.731%	6/1/2040	865	903
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/2043	575	612
	Metropolitan Transportation Authority NY Revenue	6.814%	11/15/2040	220	245
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/2049	80	74
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/2046	730	868
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/2041	1,605	1,485
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/2040	1,170	989
	Michigan State University Revenue	4.165%	8/15/2122	850	608
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/2047	700	537
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/2050	900	637
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/2057	575	419
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/2040	805	908
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	1,864	2,234
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	3,060	3,575
	New York City NY GO	4.610%	9/1/2037	525	513
	New York City NY GO	5.517%	10/1/2037	775	788
	New York City NY GO	6.271%	12/1/2037	850	911
	New York City NY GO	5.264%	10/1/2044	525	510
	New York City NY GO	5.559%	10/1/2045	264	262
	New York City NY GO	5.094%	10/1/2049	675	635
	New York City NY GO	5.263%	10/1/2052	300	288
	New York City NY GO	5.828%	10/1/2053	1,400	1,441
	New York City NY GO	5.114%	10/1/2054	750	702
	New York City NY GO	5.392%	10/1/2055	280	271
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/2041	625	631
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/2042	530	533
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/2042	600	618
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/2042	530	549
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/2043	385	375
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/2044	985	1,001
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	590	642
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	1,160	1,364
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	1,380	1,418
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/2040	770	788
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/2039	820	845
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	1,360	1,495
	Ohio State University General Receipts Revenue	4.910%	6/1/2040	1,250	1,251
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	872	719
	Ohio Turnpike Commission Revenue	3.216%	2/15/2048	975	719
	Oklahoma Development Finance Authority Revenue	4.851%	2/1/2045	600	588
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/2045	1,000	943
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/2052	1,140	1,050
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/2054	500	503
	Pennsylvania State University Revenue	2.790%	9/1/2043	750	582
	Pennsylvania State University Revenue	2.840%	9/1/2050	780	527

Long-Term Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/2045	595	592
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	675	719
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	715	762
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	500	466
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/2046	875	853
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/2048	675	562
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/2051	800	578
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	1,720	1,602
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/2053	750	712
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	900	579
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	3,320	2,782
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	1,050	940
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/2069	535	340
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/2050	460	464
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/2045	575	501
	Rutgers State University New Jersey Revenue	5.665%	5/1/2040	660	681
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	400	328
	Rutgers State University New Jersey Revenue	3.915%	5/1/2119	455	301
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/2043	1,190	1,024
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/2048	550	443
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/2048	650	599
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/2041	945	929
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/2039	750	805
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/2041	350	361
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/2042	750	701
	San Antonio TX Electric & Gas Systems Revenue	5.469%	2/1/2045	265	266
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	520	517
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/2048	590	595
	San Diego County CA Water Authority Revenue	6.138%	5/1/2049	920	946
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/2050	515	573
	South Carolina Public Service Authority Revenue	6.454%	1/1/2050	600	638
	Texas GO	5.517%	4/1/2039	2,029	2,080
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/2041	2,650	2,703
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	1,525	1,220
	Texas Transportation Commission GO	4.681%	4/1/2040	450	428
[6]	Tucson City AZ COP	2.856%	7/1/2047	625	462
	United Nations Development Corp. NY Revenue	6.536%	8/1/2055	475	507
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	675	720
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	1,425	951
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	1,075	931
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	1,560	1,011
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/2120	565	356
	University of California Revenue	3.071%	5/15/2051	1,000	678
	University of California Revenue	4.858%	5/15/2112	1,440	1,195
	University of California Revenue	4.767%	5/15/2115	800	650
	University of Michigan Revenue	2.437%	4/1/2040	905	693
	University of Michigan Revenue	2.562%	4/1/2050	500	314
	University of Michigan Revenue	3.504%	4/1/2052	600	445
	University of Michigan Revenue	3.504%	4/1/2052	500	371
	University of Michigan Revenue	4.454%	4/1/2122	2,075	1,614
	University of Nebraska Student Fee Revenue	3.037%	10/1/2049	775	557
[5]	University of Oregon Revenue	3.424%	3/1/2060	650	456
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/2119	675	422
	University of Texas Financing System Revenue	4.794%	8/15/2046	1,075	1,019
	University of Texas Financing System Revenue	3.354%	8/15/2047	800	607
	University of Texas Financing System Revenue	2.439%	8/15/2049	600	373
	University of Texas Permanent University Fund Revenue	3.376%	7/1/2047	690	520
	University of Texas Permanent University Fund Revenue	3.100%	7/1/2049	1,000	733
	University of Virginia Revenue	2.256%	9/1/2050	1,675	979
	University of Virginia Revenue	4.179%	9/1/2117	875	649
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/2036	875	831
Total Taxable Municipal Bonds (Cost $172,478)					158,484

Long-Term Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[7]	Vanguard Market Liquidity Fund (Cost $16,580)	3.780%	165,805	16,581
Total Investments (99.0%) (Cost $9,753,539)				8,446,886
Other Assets and Liabilities—Net (1.0%)				88,031
Net Assets (100%)				8,534,917
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $27,193, representing 0.3% of net assets.
4	Guaranteed by the Federal Republic of Germany.
5	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $9,736,959)	8,430,305
Affiliated Issuers (Cost $16,580)	16,581
Total Investments in Securities	8,446,886
Investment in Vanguard	204
Cash	149
Receivables for Investment Securities Sold	32,621
Receivables for Accrued Income	100,292
Receivables for Capital Shares Issued	673
Other Assets	9
Total Assets	8,580,834
Liabilities
Payables for Investment Securities Purchased	43,808
Payables for Capital Shares Redeemed	904
Payables for Distributions	1,068
Payables to Vanguard	137
Total Liabilities	45,917
Net Assets	8,534,917
At December 31, 2025, net assets consisted of:

Paid-in Capital	11,306,135
Total Distributable Earnings (Loss)	(2,771,218)
Net Assets	8,534,917

ETF Shares—Net Assets
Applicable to 84,600,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,885,378
Net Asset Value Per Share—ETF Shares	$69.57

Admiral™ Shares—Net Assets
Applicable to 158,121,144 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,670,867
Net Asset Value Per Share—Admiral Shares	$10.57

Institutional Shares—Net Assets
Applicable to 76,282,174 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	805,943
Net Asset Value Per Share—Institutional Shares	$10.57

Institutional Plus Shares—Net Assets
Applicable to 16,348,337 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	172,729
Net Asset Value Per Share—Institutional Plus Shares	$10.57
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Interest[1]	397,172
Total Income	397,172
Expenses
The Vanguard Group—Note B
Investment Advisory Services	265
Management and Administrative—ETF Shares	800
Management and Administrative—Admiral Shares	851
Management and Administrative—Institutional Shares	264
Management and Administrative—Institutional Plus Shares	43
Marketing and Distribution—ETF Shares	278
Marketing and Distribution—Admiral Shares	74
Marketing and Distribution—Institutional Shares	27
Marketing and Distribution—Institutional Plus Shares	3
Custodian Fees	40
Auditing Fees	41
Shareholders’ Reports and Proxy Fees—ETF Shares	417
Shareholders’ Reports and Proxy Fees—Admiral Shares	43
Shareholders’ Reports and Proxy Fees—Institutional Shares	5
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	2
Trustees’ Fees and Expenses	5
Other Expenses	32
Total Expenses	3,190
Net Investment Income	393,982
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(369,781)
Futures Contracts	187
Realized Net Gain (Loss)	(369,594)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	500,705
Net Increase (Decrease) in Net Assets Resulting from Operations	525,093
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,134, ($2), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($101,604) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	393,982	391,483
Realized Net Gain (Loss)	(369,594)	(450,249)
Change in Unrealized Appreciation (Depreciation)	500,705	(344,944)
Net Increase (Decrease) in Net Assets Resulting from Operations	525,093	(403,710)
Distributions
ETF Shares	(267,296)	(254,955)
Admiral Shares	(79,935)	(81,767)
Institutional Shares	(37,950)	(38,786)
Institutional Plus Shares	(8,471)	(16,131)
Total Distributions	(393,652)	(391,639)
Capital Share Transactions
ETF Shares	378,655	(284,346)
Admiral Shares	(85,003)	(60,605)
Institutional Shares	(152,842)	95,815
Institutional Plus Shares	(26,352)	(152,239)
Net Increase (Decrease) from Capital Share Transactions	114,458	(401,375)
Total Increase (Decrease)	245,899	(1,196,724)
Net Assets
Beginning of Period	8,289,018	9,485,742
End of Period	8,534,917	8,289,018
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$68.42	$74.61	$72.35	$103.14	$109.58
Investment Operations
Net Investment Income[1]	3.251	3.180	3.075	2.916	2.966
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.145	(6.165)	2.216	(30.687)	(5.939)
Total from Investment Operations	4.396	(2.985)	5.291	(27.771)	(2.973)
Distributions
Dividends from Net Investment Income	(3.246)	(3.205)	(3.031)	(2.915)	(2.955)
Distributions from Realized Capital Gains	—	—	—	(.104)	(.512)
Total Distributions	(3.246)	(3.205)	(3.031)	(3.019)	(3.467)
Net Asset Value, End of Period	$69.57	$68.42	$74.61	$72.35	$103.14
Total Return	6.53%	-4.09%	7.53%	-27.20%	-2.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,885	$5,419	$6,237	$4,218	$6,271
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%	0.04%[3]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.69%	4.44%	4.25%	3.54%	2.88%
Portfolio Turnover Rate[4]	24%	26%	25%	25%	30%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.02, $.01, $.01, and $.02.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.39	$11.33	$10.99	$15.67	$16.65
Investment Operations
Net Investment Income[1]	.491	.480	.463	.439	.446
Net Realized and Unrealized Gain (Loss) on Investments	.179	(.941)	.339	(4.664)	(.902)
Total from Investment Operations	.670	(.461)	.802	(4.225)	(.456)
Distributions
Dividends from Net Investment Income	(.490)	(.479)	(.462)	(.439)	(.446)
Distributions from Realized Capital Gains	—	—	—	(.016)	(.078)
Total Distributions	(.490)	(.479)	(.462)	(.455)	(.524)
Net Asset Value, End of Period	$10.57	$10.39	$11.33	$10.99	$15.67
Total Return[2]	6.56%	-4.16%	7.52%	-27.22%	-2.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,671	$1,728	$1,949	$1,884	$2,831
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%	0.07%	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.67%	4.41%	4.21%	3.52%	2.86%
Portfolio Turnover Rate[4]	24%	26%	25%	25%	30%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.39	$11.33	$10.99	$15.67	$16.65
Investment Operations
Net Investment Income[1]	.493	.482	.465	.442	.449
Net Realized and Unrealized Gain (Loss) on Investments	.180	(.940)	.340	(4.665)	(.902)
Total from Investment Operations	.673	(.458)	.805	(4.223)	(.453)
Distributions
Dividends from Net Investment Income	(.493)	(.482)	(.465)	(.441)	(.449)
Distributions from Realized Capital Gains	—	—	—	(.016)	(.078)
Total Distributions	(.493)	(.482)	(.465)	(.457)	(.527)
Net Asset Value, End of Period	$10.57	$10.39	$11.33	$10.99	$15.67
Total Return[2]	6.58%	-4.13%	7.54%	-27.20%	-2.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$806	$946	$922	$963	$1,501
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	4.69%	4.44%	4.24%	3.53%	2.88%
Portfolio Turnover Rate[4]	24%	26%	25%	25%	30%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.39	$11.33	$10.99	$15.67	$16.65
Investment Operations
Net Investment Income[1]	.494	.483	.467	.442	.452
Net Realized and Unrealized Gain (Loss) on Investments	.180	(.940)	.339	(4.664)	(.903)
Total from Investment Operations	.674	(.457)	.806	(4.222)	(.451)
Distributions
Dividends from Net Investment Income	(.494)	(.483)	(.466)	(.442)	(.451)
Distributions from Realized Capital Gains	—	—	—	(.016)	(.078)
Total Distributions	(.494)	(.483)	(.466)	(.458)	(.529)
Net Asset Value, End of Period	$10.57	$10.39	$11.33	$10.99	$15.67
Total Return[2]	6.59%	-4.12%	7.55%	-27.20%	-2.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$173	$196	$377	$357	$1,052
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%	0.04%[3]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.70%	4.44%	4.25%	3.50%	2.90%
Portfolio Turnover Rate[4]	24%	26%	25%	25%	30%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2025.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Long-Term Bond Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $204,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,466,919	—	4,466,919
Corporate Bonds	—	3,563,156	—	3,563,156
Sovereign Bonds	—	241,746	—	241,746
Taxable Municipal Bonds	—	158,484	—	158,484
Temporary Cash Investments	16,581	—	—	16,581
Total	16,581	8,430,305	—	8,446,886
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	(103,893)
Total Distributable Earnings (Loss)	103,893
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,055
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,341,483)
Capital Loss Carryforwards	(1,430,790)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(2,771,218)

Long-Term Bond Index Fund
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	393,652	391,639
Long-Term Capital Gains	—	—
Total	393,652	391,639
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,788,369
Gross Unrealized Appreciation	39,390
Gross Unrealized Depreciation	(1,380,873)
Net Unrealized Appreciation (Depreciation)	(1,341,483)
E.  During the year ended December 31, 2025, the fund purchased $630,418,000 of investment securities and sold $999,912,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,371,058,000 and $1,208,427,000, respectively. In addition, the fund purchased and sold investment securities of $2,154,120,000 and $1,846,677,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	2,257,368	32,700	1,611,901	22,200
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,878,713)	(27,300)	(1,896,247)	(26,600)
Net Increase (Decrease)—ETF Shares	378,655	5,400	(284,346)	(4,400)
Admiral Shares
Issued[1]	163,417	15,493	232,853	21,249
Issued in Lieu of Cash Distributions	68,675	6,501	70,430	6,506
Redeemed	(317,095)	(30,136)	(363,888)	(33,567)
Net Increase (Decrease)—Admiral Shares	(85,003)	(8,142)	(60,605)	(5,812)
Institutional Shares
Issued[1]	91,411	8,636	354,809	33,119
Issued in Lieu of Cash Distributions	35,539	3,365	36,681	3,389
Redeemed	(279,792)	(26,722)	(295,675)	(26,869)
Net Increase (Decrease)—Institutional Shares	(152,842)	(14,721)	95,815	9,639
Institutional Plus Shares
Issued[1]	116	11	32,149	3,024
Issued in Lieu of Cash Distributions	8,341	789	15,667	1,445
Redeemed	(34,809)	(3,316)	(200,055)	(18,901)
Net Increase (Decrease)—Institutional Plus Shares	(26,352)	(2,516)	(152,239)	(14,432)
1	Includes purchase fees for fiscal 2025 and 2024 of $1,171 and $2,368, respectively (fund totals).
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Long-Term Bond Index Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund (three of the funds constituting Vanguard Bond Index Funds, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2025 and each of the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Short-Term Bond Index Fund	1,622,700
Intermediate-Term Bond Index Fund	958,709
Long-Term Bond Index Fund	180,700
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Short-Term Bond Index Fund	100.0%
Intermediate-Term Bond Index Fund	100.0
Long-Term Bond Index Fund	100.0
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Short-Term Bond Index Fund	90.3%
Intermediate-Term Bond Index Fund	89.4
Long-Term Bond Index Fund	91.3

Q3140 022026

Financial Statements
For the year ended December 31, 2025
Vanguard Total Bond Market Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	162
Tax information	163

Total Bond Market Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (68.3%)
U.S. Government Securities (48.3%)
United States Treasury Note/Bond	4.250%	11/30/2026	1,143,594	1,150,518
United States Treasury Note/Bond	4.000%	1/15/2027	643,728	646,796
United States Treasury Note/Bond	1.500%	1/31/2027	1,012,474	990,840
United States Treasury Note/Bond	4.125%	1/31/2027	926,094	931,954
United States Treasury Note/Bond	2.250%	2/15/2027	599,105	590,726
United States Treasury Note/Bond	4.125%	2/15/2027	612,141	616,086
United States Treasury Note/Bond	1.125%	2/28/2027	142,620	138,754
United States Treasury Note/Bond	1.875%	2/28/2027	690,909	678,063
United States Treasury Note/Bond	4.125%	2/28/2027	704,725	709,404
United States Treasury Note/Bond	4.250%	3/15/2027	796,689	803,380
United States Treasury Note/Bond	0.625%	3/31/2027	66,255	63,959
United States Treasury Note/Bond	2.500%	3/31/2027	642,694	634,710
United States Treasury Note/Bond	3.875%	3/31/2027	571,692	574,149
United States Treasury Note/Bond	4.500%	4/15/2027	691,814	700,299
United States Treasury Note/Bond	0.500%	4/30/2027	458,376	440,739
United States Treasury Note/Bond	2.750%	4/30/2027	637,832	631,578
United States Treasury Note/Bond	3.750%	4/30/2027	1,114,096	1,117,578
United States Treasury Note/Bond	2.375%	5/15/2027	741,722	730,423
United States Treasury Note/Bond	4.500%	5/15/2027	864,726	876,143
United States Treasury Note/Bond	0.500%	5/31/2027	633,022	607,133
United States Treasury Note/Bond	2.625%	5/31/2027	660,290	652,345
United States Treasury Note/Bond	3.875%	5/31/2027	1,206,487	1,212,708
United States Treasury Note/Bond	4.625%	6/15/2027	712,867	724,256
United States Treasury Note/Bond	0.500%	6/30/2027	491,675	470,452
United States Treasury Note/Bond	3.250%	6/30/2027	543,991	542,121
United States Treasury Note/Bond	3.750%	6/30/2027	738,643	741,500
United States Treasury Note/Bond	4.375%	7/15/2027	637,873	646,344
United States Treasury Note/Bond	0.375%	7/31/2027	714,231	680,361
United States Treasury Note/Bond	2.750%	7/31/2027	850,400	840,800
United States Treasury Note/Bond	3.875%	7/31/2027	867,062	872,143
United States Treasury Note/Bond	2.250%	8/15/2027	605,141	593,369
United States Treasury Note/Bond	3.750%	8/15/2027	653,321	656,077
United States Treasury Note/Bond	6.375%	8/15/2027	18,910	19,730
United States Treasury Note/Bond	0.500%	8/31/2027	595,300	566,814
United States Treasury Note/Bond	3.125%	8/31/2027	682,811	678,890
United States Treasury Note/Bond	3.625%	8/31/2027	791,186	792,948
United States Treasury Note/Bond	3.375%	9/15/2027	733,358	732,040
United States Treasury Note/Bond	0.375%	9/30/2027	773,004	732,693
United States Treasury Note/Bond	3.500%	9/30/2027	696,397	696,615
United States Treasury Note/Bond	4.125%	9/30/2027	530,129	535,824
United States Treasury Note/Bond	3.875%	10/15/2027	759,783	764,888
United States Treasury Note/Bond	0.500%	10/31/2027	634,129	600,862
United States Treasury Note/Bond	3.500%	10/31/2027	558,366	558,519
United States Treasury Note/Bond	4.125%	10/31/2027	498,878	504,412
United States Treasury Note/Bond	2.250%	11/15/2027	745,299	728,733
United States Treasury Note/Bond	4.125%	11/15/2027	796,135	805,247
United States Treasury Note/Bond	0.625%	11/30/2027	732,478	694,137
United States Treasury Note/Bond	3.375%	11/30/2027	1,620,490	1,617,388
United States Treasury Note/Bond	3.875%	11/30/2027	860,359	866,509
United States Treasury Note/Bond	4.000%	12/15/2027	494,663	499,494
United States Treasury Note/Bond	0.625%	12/31/2027	669,485	632,873
United States Treasury Note/Bond	3.375%	12/31/2027	200,000	199,617
United States Treasury Note/Bond	3.875%	12/31/2027	523,882	527,791
United States Treasury Note/Bond	4.250%	1/15/2028	666,732	676,577
United States Treasury Note/Bond	0.750%	1/31/2028	894,622	845,873
United States Treasury Note/Bond	3.500%	1/31/2028	651,649	651,777
United States Treasury Note/Bond	2.750%	2/15/2028	831,836	819,293
United States Treasury Note/Bond	4.250%	2/15/2028	635,077	644,801
United States Treasury Note/Bond	1.125%	2/29/2028	1,054,138	1,002,666
United States Treasury Note/Bond	4.000%	2/29/2028	584,369	590,464
1

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	3.875%	3/15/2028	884,452	891,569
United States Treasury Note/Bond	1.250%	3/31/2028	698,800	665,116
United States Treasury Note/Bond	3.625%	3/31/2028	667,649	669,449
United States Treasury Note/Bond	3.750%	4/15/2028	559,601	562,574
United States Treasury Note/Bond	1.250%	4/30/2028	1,100,217	1,045,163
United States Treasury Note/Bond	3.500%	4/30/2028	498,551	498,473
United States Treasury Note/Bond	2.875%	5/15/2028	824,886	813,125
United States Treasury Note/Bond	3.750%	5/15/2028	933,629	938,772
United States Treasury Note/Bond	1.250%	5/31/2028	867,320	822,362
United States Treasury Note/Bond	3.625%	5/31/2028	674,365	676,130
United States Treasury Note/Bond	3.875%	6/15/2028	719,062	725,298
United States Treasury Note/Bond	1.250%	6/30/2028	692,935	655,852
United States Treasury Note/Bond	4.000%	6/30/2028	509,826	515,781
United States Treasury Note/Bond	3.875%	7/15/2028	651,601	657,175
United States Treasury Note/Bond	1.000%	7/31/2028	794,506	745,501
United States Treasury Note/Bond	4.125%	7/31/2028	564,921	573,373
United States Treasury Note/Bond	2.875%	8/15/2028	820,794	807,648
United States Treasury Note/Bond	3.625%	8/15/2028	739,476	741,412
United States Treasury Note/Bond	5.500%	8/15/2028	48,240	50,486
United States Treasury Note/Bond	1.125%	8/31/2028	835,124	784,527
United States Treasury Note/Bond	4.375%	8/31/2028	626,648	639,940
United States Treasury Note/Bond	3.375%	9/15/2028	409,943	408,326
United States Treasury Note/Bond	1.250%	9/30/2028	785,870	739,270
United States Treasury Note/Bond	4.625%	9/30/2028	625,504	643,218
United States Treasury Note/Bond	3.500%	10/15/2028	858,392	857,654
United States Treasury Note/Bond	1.375%	10/31/2028	795,860	749,849
United States Treasury Note/Bond	4.875%	10/31/2028	680,237	704,391
United States Treasury Note/Bond	3.125%	11/15/2028	818,650	809,504
United States Treasury Note/Bond	3.500%	11/15/2028	737,601	736,823
United States Treasury Note/Bond	5.250%	11/15/2028	121,485	126,819
United States Treasury Note/Bond	1.500%	11/30/2028	774,345	730,849
United States Treasury Note/Bond	4.375%	11/30/2028	786,125	804,028
United States Treasury Note/Bond	3.500%	12/15/2028	767,453	766,644
United States Treasury Note/Bond	1.375%	12/31/2028	689,001	646,853
United States Treasury Note/Bond	3.750%	12/31/2028	760,558	764,896
United States Treasury Note/Bond	1.750%	1/31/2029	685,591	649,597
United States Treasury Note/Bond	4.000%	1/31/2029	730,722	740,084
United States Treasury Note/Bond	2.625%	2/15/2029	823,322	800,488
United States Treasury Note/Bond	5.250%	2/15/2029	34,553	36,259
United States Treasury Note/Bond	1.875%	2/28/2029	649,645	617,112
United States Treasury Note/Bond	4.250%	2/28/2029	852,128	869,436
United States Treasury Note/Bond	2.375%	3/31/2029	648,215	624,667
United States Treasury Note/Bond	4.125%	3/31/2029	923,011	938,587
United States Treasury Note/Bond	2.875%	4/30/2029	527,428	515,849
United States Treasury Note/Bond	4.625%	4/30/2029	916,260	946,110
United States Treasury Note/Bond	2.375%	5/15/2029	726,888	699,175
United States Treasury Note/Bond	2.750%	5/31/2029	610,270	594,012
United States Treasury Note/Bond	4.500%	5/31/2029	912,725	939,180
United States Treasury Note/Bond	3.250%	6/30/2029	610,189	603,324
United States Treasury Note/Bond	4.250%	6/30/2029	934,559	954,637
United States Treasury Note/Bond	2.625%	7/31/2029	560,218	542,011
United States Treasury Note/Bond	4.000%	7/31/2029	735,327	744,978
United States Treasury Note/Bond	1.625%	8/15/2029	532,028	496,781
United States Treasury Note/Bond	6.125%	8/15/2029	59,481	64,374
United States Treasury Note/Bond	3.125%	8/31/2029	431,215	424,006
United States Treasury Note/Bond	3.625%	8/31/2029	906,169	906,382
United States Treasury Note/Bond	3.500%	9/30/2029	887,623	883,739
United States Treasury Note/Bond	3.875%	9/30/2029	473,626	477,770
United States Treasury Note/Bond	4.000%	10/31/2029	432,045	437,817
United States Treasury Note/Bond	4.125%	10/31/2029	851,725	866,564
United States Treasury Note/Bond	1.750%	11/15/2029	374,365	349,680
United States Treasury Note/Bond	3.875%	11/30/2029	521,596	526,038
United States Treasury Note/Bond	4.125%	11/30/2029	891,797	907,403
United States Treasury Note/Bond	3.875%	12/31/2029	482,422	486,643
United States Treasury Note/Bond	4.375%	12/31/2029	811,456	833,328
United States Treasury Note/Bond	3.500%	1/31/2030	471,198	468,621
United States Treasury Note/Bond	4.250%	1/31/2030	897,498	917,692
United States Treasury Note/Bond	1.500%	2/15/2030	694,129	637,731
United States Treasury Note/Bond	4.000%	2/28/2030	1,330,991	1,348,357
United States Treasury Note/Bond	3.625%	3/31/2030	401,691	401,064
2

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.000%	3/31/2030	857,174	868,425
United States Treasury Note/Bond	3.500%	4/30/2030	402,665	399,897
United States Treasury Note/Bond	3.875%	4/30/2030	854,705	861,650
United States Treasury Note/Bond	0.625%	5/15/2030	1,127,167	989,441
United States Treasury Note/Bond	6.250%	5/15/2030	76,543	84,269
United States Treasury Note/Bond	3.750%	5/31/2030	520,112	521,534
United States Treasury Note/Bond	4.000%	5/31/2030	780,764	791,011
United States Treasury Note/Bond	3.750%	6/30/2030	440,635	441,891
United States Treasury Note/Bond	3.875%	6/30/2030	809,588	815,913
United States Treasury Note/Bond	3.875%	7/31/2030	684,186	689,532
United States Treasury Note/Bond	4.000%	7/31/2030	468,132	474,203
United States Treasury Note/Bond	0.625%	8/15/2030	1,387,129	1,207,344
United States Treasury Note/Bond	3.625%	8/31/2030	794,437	791,892
United States Treasury Note/Bond	4.125%	8/31/2030	487,455	496,252
United States Treasury Note/Bond	3.625%	9/30/2030	538,312	536,462
United States Treasury Note/Bond	4.625%	9/30/2030	488,561	507,913
United States Treasury Note/Bond	3.625%	10/31/2030	917,012	913,573
United States Treasury Note/Bond	4.875%	10/31/2030	434,959	457,115
United States Treasury Note/Bond	0.875%	11/15/2030	1,202,484	1,051,422
United States Treasury Note/Bond	3.500%	11/30/2030	1,295,033	1,282,588
United States Treasury Note/Bond	4.375%	11/30/2030	473,200	487,026
United States Treasury Note/Bond	3.625%	12/31/2030	857,980	854,226
United States Treasury Note/Bond	3.750%	12/31/2030	530,530	531,069
United States Treasury Note/Bond	4.000%	1/31/2031	590,214	597,269
United States Treasury Note/Bond	1.125%	2/15/2031	1,382,626	1,217,683
United States Treasury Note/Bond	5.375%	2/15/2031	295,202	316,881
United States Treasury Note/Bond	4.250%	2/28/2031	545,474	558,259
United States Treasury Note/Bond	4.125%	3/31/2031	549,952	559,576
United States Treasury Note/Bond	4.625%	4/30/2031	575,360	599,228
United States Treasury Note/Bond	1.625%	5/15/2031	1,374,372	1,231,781
United States Treasury Note/Bond	4.625%	5/31/2031	561,304	584,611
United States Treasury Note/Bond	4.250%	6/30/2031	534,231	546,710
United States Treasury Note/Bond	4.125%	7/31/2031	632,462	643,135
United States Treasury Note/Bond	1.250%	8/15/2031	1,503,685	1,310,556
United States Treasury Note/Bond	3.750%	8/31/2031	602,104	600,481
United States Treasury Note/Bond	3.625%	9/30/2031	564,106	558,839
United States Treasury Note/Bond	4.125%	10/31/2031	559,870	568,815
United States Treasury Note/Bond	1.375%	11/15/2031	1,547,834	1,348,973
United States Treasury Note/Bond	4.125%	11/30/2031	577,384	586,451
United States Treasury Note/Bond	4.500%	12/31/2031	613,941	635,813
United States Treasury Note/Bond	4.375%	1/31/2032	641,402	659,692
United States Treasury Note/Bond	1.875%	2/15/2032	1,394,802	1,244,861
United States Treasury Note/Bond	4.125%	2/29/2032	531,350	539,175
United States Treasury Note/Bond	4.125%	3/31/2032	600,855	609,539
United States Treasury Note/Bond	4.000%	4/30/2032	628,733	633,276
United States Treasury Note/Bond	2.875%	5/15/2032	1,408,356	1,328,696
United States Treasury Note/Bond	4.125%	5/31/2032	620,463	629,140
United States Treasury Note/Bond	4.000%	6/30/2032	587,059	590,957
United States Treasury Note/Bond	4.000%	7/31/2032	679,510	683,598
United States Treasury Note/Bond	2.750%	8/15/2032	1,378,070	1,285,535
United States Treasury Note/Bond	3.875%	8/31/2032	723,713	722,413
United States Treasury Note/Bond	3.875%	9/30/2032	657,467	656,054
United States Treasury Note/Bond	3.750%	10/31/2032	681,205	674,313
United States Treasury Note/Bond	4.125%	11/15/2032	1,396,327	1,413,345
United States Treasury Note/Bond	3.750%	11/30/2032	691,453	684,079
United States Treasury Note/Bond	3.875%	12/31/2032	413,075	411,623
United States Treasury Note/Bond	3.500%	2/15/2033	1,261,625	1,226,979
United States Treasury Note/Bond	3.375%	5/15/2033	1,348,759	1,297,864
United States Treasury Note/Bond	3.875%	8/15/2033	1,469,374	1,458,698
United States Treasury Note/Bond	4.500%	11/15/2033	1,492,175	1,542,128
United States Treasury Note/Bond	4.000%	2/15/2034	1,661,521	1,658,276
United States Treasury Note/Bond	4.375%	5/15/2034	1,549,825	1,585,665
United States Treasury Note/Bond	3.875%	8/15/2034	1,585,881	1,563,084
United States Treasury Note/Bond	4.250%	11/15/2034	1,620,803	1,639,987
United States Treasury Note/Bond	4.625%	2/15/2035	1,546,582	1,607,297
United States Treasury Note/Bond	4.250%	5/15/2035	1,368,568	1,381,773
United States Treasury Note/Bond	4.250%	8/15/2035	1,516,154	1,529,005
United States Treasury Note/Bond	4.000%	11/15/2035	1,039,708	1,026,062
United States Treasury Note/Bond	4.500%	2/15/2036	44,803	46,259
United States Treasury Note/Bond	4.750%	2/15/2037	39,225	41,114
3

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	5.000%	5/15/2037	60,925	65,247
United States Treasury Note/Bond	4.375%	2/15/2038	144,063	145,464
United States Treasury Note/Bond	4.500%	5/15/2038	98,411	100,441
United States Treasury Note/Bond	3.500%	2/15/2039	90,641	82,699
United States Treasury Note/Bond	4.250%	5/15/2039	149,294	146,378
United States Treasury Note/Bond	4.500%	8/15/2039	169,122	169,591
United States Treasury Note/Bond	4.375%	11/15/2039	234,899	231,954
United States Treasury Note/Bond	4.625%	2/15/2040	205,527	208,032
United States Treasury Note/Bond	1.125%	5/15/2040	475,451	302,227
United States Treasury Note/Bond	4.375%	5/15/2040	311,181	306,465
United States Treasury Note/Bond	1.125%	8/15/2040	762,087	479,400
United States Treasury Note/Bond	3.875%	8/15/2040	211,862	196,427
United States Treasury Note/Bond	1.375%	11/15/2040	850,234	552,818
United States Treasury Note/Bond	4.250%	11/15/2040	163,417	157,902
United States Treasury Note/Bond	1.875%	2/15/2041	911,627	637,747
United States Treasury Note/Bond	4.750%	2/15/2041	141,215	143,979
United States Treasury Note/Bond	2.250%	5/15/2041	684,294	504,239
United States Treasury Note/Bond	1.750%	8/15/2041	874,970	591,596
United States Treasury Note/Bond	3.750%	8/15/2041	100,545	90,769
United States Treasury Note/Bond	2.000%	11/15/2041	796,005	556,426
United States Treasury Note/Bond	3.125%	11/15/2041	96,254	79,714
United States Treasury Note/Bond	2.375%	2/15/2042	668,873	493,215
United States Treasury Note/Bond	3.125%	2/15/2042	178,642	147,156
United States Treasury Note/Bond	3.000%	5/15/2042	138,799	111,869
United States Treasury Note/Bond	3.250%	5/15/2042	514,149	429,616
United States Treasury Note/Bond	2.750%	8/15/2042	193,969	149,970
United States Treasury Note/Bond	3.375%	8/15/2042	433,618	367,085
United States Treasury Note/Bond	2.750%	11/15/2042	258,400	198,877
United States Treasury Note/Bond	4.000%	11/15/2042	487,291	447,413
United States Treasury Note/Bond	3.125%	2/15/2043	369,076	299,182
United States Treasury Note/Bond	3.875%	2/15/2043	538,630	485,630
United States Treasury Note/Bond	2.875%	5/15/2043	415,385	322,962
United States Treasury Note/Bond	3.875%	5/15/2043	462,256	415,453
United States Treasury Note/Bond	3.625%	8/15/2043	306,820	265,351
United States Treasury Note/Bond	4.375%	8/15/2043	558,099	534,053
United States Treasury Note/Bond	3.750%	11/15/2043	352,191	309,226
United States Treasury Note/Bond	4.750%	11/15/2043	481,184	482,143
United States Treasury Note/Bond	3.625%	2/15/2044	336,062	289,066
United States Treasury Note/Bond	4.500%	2/15/2044	483,802	468,986
United States Treasury Note/Bond	3.375%	5/15/2044	308,936	255,403
United States Treasury Note/Bond	4.625%	5/15/2044	492,257	484,277
United States Treasury Note/Bond	3.125%	8/15/2044	321,360	254,878
United States Treasury Note/Bond	4.125%	8/15/2044	518,817	477,149
United States Treasury Note/Bond	3.000%	11/15/2044	365,447	283,221
United States Treasury Note/Bond	4.625%	11/15/2044	481,155	472,434
United States Treasury Note/Bond	2.500%	2/15/2045	247,601	175,642
United States Treasury Note/Bond	4.750%	2/15/2045	511,322	509,724
United States Treasury Note/Bond	3.000%	5/15/2045	232,697	179,385
United States Treasury Note/Bond	5.000%	5/15/2045	612,246	629,728
United States Treasury Note/Bond	2.875%	8/15/2045	258,348	194,165
United States Treasury Note/Bond	4.875%	8/15/2045	498,205	504,044
United States Treasury Note/Bond	3.000%	11/15/2045	153,125	117,206
United States Treasury Note/Bond	4.625%	11/15/2045	511,634	500,901
United States Treasury Note/Bond	2.500%	2/15/2046	362,480	252,773
United States Treasury Note/Bond	2.500%	5/15/2046	318,080	221,016
United States Treasury Note/Bond	2.250%	8/15/2046	416,239	274,328
United States Treasury Note/Bond	2.875%	11/15/2046	217,747	161,031
United States Treasury Note/Bond	3.000%	2/15/2047	392,800	296,211
United States Treasury Note/Bond	3.000%	5/15/2047	245,609	184,753
United States Treasury Note/Bond	2.750%	8/15/2047	419,088	299,910
United States Treasury Note/Bond	2.750%	11/15/2047	418,544	298,687
United States Treasury Note/Bond	3.000%	2/15/2048	571,356	426,040
United States Treasury Note/Bond	3.125%	5/15/2048	614,094	467,503
United States Treasury Note/Bond	3.000%	8/15/2048	607,067	450,463
United States Treasury Note/Bond	3.375%	11/15/2048	671,717	532,677
United States Treasury Note/Bond	3.000%	2/15/2049	597,981	441,595
United States Treasury Note/Bond	2.875%	5/15/2049	633,175	455,268
United States Treasury Note/Bond	2.250%	8/15/2049	485,039	304,968
United States Treasury Note/Bond	2.375%	11/15/2049	528,261	340,089
United States Treasury Note/Bond	2.000%	2/15/2050	664,770	390,786
4

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.250%	5/15/2050	656,820	315,171
	United States Treasury Note/Bond	1.375%	8/15/2050	839,934	413,930
	United States Treasury Note/Bond	1.625%	11/15/2050	820,457	431,926
	United States Treasury Note/Bond	1.875%	2/15/2051	957,215	536,003
	United States Treasury Note/Bond	2.375%	5/15/2051	1,018,703	643,335
	United States Treasury Note/Bond	2.000%	8/15/2051	1,088,785	625,413
	United States Treasury Note/Bond	1.875%	11/15/2051	1,053,635	583,945
	United States Treasury Note/Bond	2.250%	2/15/2052	973,862	592,382
	United States Treasury Note/Bond	2.875%	5/15/2052	809,202	566,947
	United States Treasury Note/Bond	3.000%	8/15/2052	775,170	556,518
	United States Treasury Note/Bond	4.000%	11/15/2052	784,154	681,754
	United States Treasury Note/Bond	3.625%	2/15/2053	825,671	670,084
	United States Treasury Note/Bond	3.625%	5/15/2053	835,284	677,428
	United States Treasury Note/Bond	4.125%	8/15/2053	833,015	739,268
	United States Treasury Note/Bond	4.750%	11/15/2053	825,428	812,144
	United States Treasury Note/Bond	4.250%	2/15/2054	974,653	883,432
	United States Treasury Note/Bond	4.625%	5/15/2054	864,579	834,724
	United States Treasury Note/Bond	4.250%	8/15/2054	889,453	806,414
	United States Treasury Note/Bond	4.500%	11/15/2054	855,182	808,782
	United States Treasury Note/Bond	4.625%	2/15/2055	982,333	948,910
	United States Treasury Note/Bond	4.750%	5/15/2055	854,544	842,127
	United States Treasury Note/Bond	4.750%	8/15/2055	906,909	894,156
	United States Treasury Note/Bond	4.625%	11/15/2055	924,345	892,932
					185,922,473
Agency Bonds and Notes (0.6%)
[1,2]	AID-Israel	5.500%	9/18/2033	10,195	10,969
	Federal Farm Credit Banks	4.750%	5/6/2027	16,716	16,973
	Federal Farm Credit Banks	4.500%	5/20/2027	17,097	17,310
	Federal Farm Credit Banks	4.000%	8/6/2027	22,756	22,907
	Federal Farm Credit Banks	3.750%	8/16/2027	13,201	13,239
	Federal Farm Credit Banks	4.250%	1/14/2028	10,711	10,858
	Federal Farm Credit Banks	4.250%	2/24/2028	8,000	8,113
	Federal Farm Credit Banks	4.500%	6/7/2028	12,705	12,979
	Federal Farm Credit Banks	4.500%	9/22/2028	500	512
	Federal Farm Credit Banks	4.250%	12/15/2028	6,248	6,359
	Federal Farm Credit Banks	4.125%	3/20/2029	11,040	11,205
	Federal Farm Credit Banks	4.750%	4/30/2029	7,570	7,834
	Federal Farm Credit Banks	3.500%	9/10/2029	4,989	4,958
	Federal Farm Credit Banks	4.000%	4/1/2030	9,050	9,141
	Federal Home Loan Banks	4.125%	1/15/2027	30,170	30,341
[1]	Federal Home Loan Banks	2.010%	2/17/2027	450	442
[1]	Federal Home Loan Banks	0.900%	2/26/2027	460	446
	Federal Home Loan Banks	4.000%	3/10/2027	10,700	10,750
	Federal Home Loan Banks	4.750%	4/9/2027	34,305	34,800
	Federal Home Loan Banks	3.250%	6/9/2028	7,175	7,123
	Federal Home Loan Banks	4.000%	6/30/2028	87,150	88,047
	Federal Home Loan Banks	3.250%	11/16/2028	388,020	384,361
	Federal Home Loan Banks	4.750%	12/8/2028	2,660	2,744
	Federal Home Loan Banks	4.750%	3/10/2034	9,680	10,070
	Federal Home Loan Banks	5.625%	3/14/2036	40	44
	Federal Home Loan Banks	5.500%	7/15/2036	56,545	62,128
[1,3]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	191,931	212,338
[3]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	97,319	110,790
[3]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	17,879	20,235
[3]	Federal National Mortgage Assn.	0.750%	10/8/2027	281,570	268,205
[3]	Federal National Mortgage Assn.	6.250%	5/15/2029	42,514	46,032
[3]	Federal National Mortgage Assn.	7.125%	1/15/2030	31,679	35,747
[3]	Federal National Mortgage Assn.	7.250%	5/15/2030	76,687	87,600
[3]	Federal National Mortgage Assn.	0.875%	8/5/2030	198,665	174,917
[3]	Federal National Mortgage Assn.	6.625%	11/15/2030	33,570	37,809
[3]	Federal National Mortgage Assn.	5.625%	7/15/2037	12,835	14,193
[1]	Private Export Funding Corp.	3.900%	10/15/2027	4,900	4,905
[1]	Private Export Funding Corp.	1.400%	7/15/2028	11,650	10,980
[1]	Private Export Funding Corp.	4.300%	12/15/2028	5,750	5,844
[1]	Private Export Funding Corp.	3.650%	3/15/2030	4,650	4,592
[1]	Private Export Funding Corp.	4.600%	2/15/2034	5,425	5,522
[1]	Resolution Funding Corp.	8.625%	1/15/2030	110	129
[1]	Tennessee Valley Authority	2.875%	2/1/2027	35,520	35,254
	Tennessee Valley Authority	3.875%	3/15/2028	42,205	42,458
5

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Valley Authority	7.125%	5/1/2030	28,955	32,737
	Tennessee Valley Authority	3.875%	8/1/2030	8,609	8,624
	Tennessee Valley Authority	1.500%	9/15/2031	14,225	12,473
[1]	Tennessee Valley Authority	4.700%	7/15/2033	7,950	8,182
	Tennessee Valley Authority	4.375%	8/1/2034	11,243	11,268
	Tennessee Valley Authority	4.875%	5/15/2035	8,434	8,736
	Tennessee Valley Authority	4.650%	6/15/2035	15,509	15,802
	Tennessee Valley Authority	5.880%	4/1/2036	13,409	14,992
	Tennessee Valley Authority	6.150%	1/15/2038	1,856	2,125
	Tennessee Valley Authority	5.500%	6/15/2038	3,060	3,327
	Tennessee Valley Authority	5.250%	9/15/2039	39,840	42,227
	Tennessee Valley Authority	3.500%	12/15/2042	4,150	3,448
	Tennessee Valley Authority	4.875%	1/15/2048	6,951	6,691
	Tennessee Valley Authority	4.250%	9/15/2052	12,065	10,310
	Tennessee Valley Authority	5.250%	2/1/2055	13,000	12,921
	Tennessee Valley Authority	5.375%	4/1/2056	31,885	32,236
	Tennessee Valley Authority	4.625%	9/15/2060	12,323	10,988
	Tennessee Valley Authority	4.250%	9/15/2065	33,025	27,155
					2,166,445
Conventional Mortgage-Backed Securities (19.4%)
[1,3]	Fannie Mae Pool	6.000%	3/1/2035	15	16
[1,3]	Fannie Mae Pool	6.500%	2/1/2029–9/1/2032	51	53
[1,3]	Freddie Mac Gold Pool	2.000%	1/1/2028–12/1/2031	8,598	8,343
[1,3]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	109,835	106,562
[1,3]	Freddie Mac Gold Pool	3.000%	7/1/2028–12/1/2047	465,452	433,796
[1,3]	Freddie Mac Gold Pool	3.500%	1/1/2026–7/1/2048	731,902	694,122
[1,3]	Freddie Mac Gold Pool	4.000%	2/1/2026–2/1/2049	451,105	438,230
[1,3]	Freddie Mac Gold Pool	4.500%	4/1/2026–1/1/2049	210,277	210,122
[1,3]	Freddie Mac Gold Pool	5.000%	2/1/2026–11/1/2048	63,560	64,870
[1,3]	Freddie Mac Gold Pool	5.500%	2/1/2026–7/1/2040	19,795	20,518
[1,3]	Freddie Mac Gold Pool	6.000%	2/1/2026–5/1/2040	16,866	17,817
[1,3]	Freddie Mac Gold Pool	7.000%	2/1/2026–12/1/2038	2,373	2,521
[1,3]	Freddie Mac Gold Pool	7.500%	1/1/2026–2/1/2032	65	67
[1,3]	Freddie Mac Gold Pool	8.000%	1/1/2026–11/1/2031	126	132
[1,3]	Freddie Mac Gold Pool	8.500%	8/1/2026–7/1/2031	8	8
[1,3]	Freddie Mac Gold Pool	9.000%	5/1/2027–9/1/2030	4	4
[1]	Ginnie Mae I Pool	3.000%	4/15/2042–11/15/2044	33,336	30,628
[1]	Ginnie Mae I Pool	3.500%	2/15/2026–7/15/2045	49,745	46,962
[1]	Ginnie Mae I Pool	4.000%	6/15/2026–6/15/2046	62,953	61,037
[1]	Ginnie Mae I Pool	4.500%	8/15/2033–2/15/2049	59,289	59,313
[1]	Ginnie Mae I Pool	5.000%	3/15/2034–4/15/2041	27,352	27,886
[1]	Ginnie Mae I Pool	5.500%	2/15/2041	32	33
[1]	Ginnie Mae I Pool	6.000%	10/15/2029–6/15/2041	1,191	1,236
[1]	Ginnie Mae I Pool	6.500%	3/15/2026–1/15/2039	3,191	3,343
[1]	Ginnie Mae I Pool	7.000%	3/15/2026–9/15/2036	625	642
[1]	Ginnie Mae I Pool	7.500%	3/15/2026–5/15/2032	253	268
[1]	Ginnie Mae I Pool	8.000%	2/15/2026–11/15/2030	92	93
[1]	Ginnie Mae I Pool	8.500%	9/15/2026–3/15/2031	23	25
[1]	Ginnie Mae I Pool	9.000%	10/15/2026–1/15/2031	41	43
[1]	Ginnie Mae II Pool	1.500%	3/20/2051–12/20/2051	54,117	43,005
[1,4]	Ginnie Mae II Pool	2.000%	8/20/2050–1/15/2056	2,179,459	1,805,025
[1]	Ginnie Mae II Pool	2.500%	6/20/2027–11/20/2052	2,141,655	1,849,832
[1,4]	Ginnie Mae II Pool	3.000%	6/20/2028–1/15/2056	2,134,407	1,932,628
[1,4]	Ginnie Mae II Pool	3.500%	1/20/2026–1/15/2056	1,759,379	1,634,728
[1,4]	Ginnie Mae II Pool	4.000%	2/20/2026–1/15/2056	1,305,754	1,251,195
[1,4]	Ginnie Mae II Pool	4.500%	8/20/2033–1/15/2056	1,767,376	1,735,064
[1,4]	Ginnie Mae II Pool	5.000%	12/20/2032–1/15/2056	2,601,997	2,606,258
[1,4]	Ginnie Mae II Pool	5.500%	1/20/2049–1/15/2056	3,012,302	3,050,927
[1]	Ginnie Mae II Pool	6.000%	9/20/2033–12/20/2055	1,764,879	1,806,449
[1]	Ginnie Mae II Pool	6.500%	3/20/2031–8/20/2055	557,429	578,881
[1]	Ginnie Mae II Pool	7.000%	3/20/2028–9/20/2054	84,168	87,096
[1]	Ginnie Mae II Pool	7.500%	8/20/2030–12/20/2053	3,811	3,925
[1]	Ginnie Mae II Pool	8.500%	10/20/2030	2	2
[1,3]	UMBS Pool	1.500%	7/1/2035–6/1/2052	2,717,290	2,251,504
[1,3,4]	UMBS Pool	2.000%	11/1/2027–1/25/2056	11,969,427	10,013,119
[1,3,4]	UMBS Pool	2.500%	11/1/2026–1/25/2056	8,394,753	7,262,098
[1,3,4]	UMBS Pool	3.000%	9/1/2028–2/25/2056	5,199,593	4,705,707
[1,3,4]	UMBS Pool	3.500%	1/1/2026–2/25/2056	3,080,089	2,892,444
[1,3,4]	UMBS Pool	4.000%	1/1/2026–2/25/2056	2,872,715	2,763,239
6

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3,4]	UMBS Pool	4.500%	6/1/2026–1/25/2056	2,740,215	2,702,950
[1,3,4]	UMBS Pool	5.000%	4/1/2028–1/25/2056	4,745,544	4,766,524
[1,3,4]	UMBS Pool	5.500%	1/1/2027–1/25/2056	7,014,343	7,158,380
[1,3,4]	UMBS Pool	6.000%	5/1/2026–1/25/2056	6,279,611	6,489,920
[1,3,4]	UMBS Pool	6.500%	11/1/2052–1/25/2056	2,581,159	2,699,981
[1,3]	UMBS Pool	7.000%	5/1/2026–8/1/2055	441,783	466,104
[1,3]	UMBS Pool	7.500%	2/1/2026–1/1/2054	19,906	21,171
[1,3]	UMBS Pool	8.000%	8/1/2026–9/1/2031	69	72
[1,3]	UMBS Pool	8.500%	8/1/2026–5/1/2032	33	35
[1,3]	UMBS Pool	9.000%	8/1/2030	4	4
					74,806,957
Nonconventional Mortgage-Backed Securities (0.0%)
[1,3,5]	Fannie Mae Pool, 1YR CMT + 2.185%	6.307%	5/1/2036	18	18
[1,3,5]	Fannie Mae Pool, 1YR CMT + 2.190%	6.440%	12/1/2036	1	1
[1,3,5]	Fannie Mae Pool, 1YR CMT + 2.235%	5.860%	12/1/2035	2	2
[1,3,5]	Fannie Mae Pool, 1YR CMT + 2.268%	6.393%	9/1/2033	1	1
[1,3,5]	Fannie Mae Pool, 1YR CMT + 2.268%	6.518%	5/1/2033	2	2
[1,3,5]	Fannie Mae Pool, 1YR CMT + 2.275%	6.150%	11/1/2032	1	1
[1,3,5]	Fannie Mae Pool, 1YR CMT + 2.313%	6.563%	1/1/2035	49	51
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.098%	12/1/2041	171	175
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037	310	317
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.335%	6.335%	1/1/2035	3	3
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.430%	6.068%	7/1/2036	104	107
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.460%	6.460%	2/1/2037	1	1
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.465%	6.215%	10/1/2037	206	212
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.328%	3/1/2043	726	749
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.169%	10/1/2037	178	184
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.926%	12/1/2043	206	213
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.558%	6.308%	9/1/2043	50	51
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.282%	7/1/2043	610	629
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.585%	6.085%	10/1/2034	1	1
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.597%	6.097%	11/1/2033	48	50
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.058%	1/1/2042	256	267
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.621%	6.353%	6/1/2043	196	203
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.623%	6.623%	2/1/2036	81	84
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.624%	6.624%	4/1/2037	5	6
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/2038	45	46
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.135%	11/1/2036	49	51
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.651%	6.400%	8/1/2035	192	199
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.672%	6.536%	6/1/2042	293	304
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.407%	10/1/2042	184	191
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.682%	1/1/2037	59	61
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.312%	10/1/2039	170	176
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	412	428
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.563%	5/1/2040	74	76
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.695%	6.445%	7/1/2039	17	18
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040	109	113
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.495%	12/1/2040	114	118
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	39	40
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.701%	6.451%	10/1/2042	256	267
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.703%	6.657%	4/1/2036	97	100
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.080%	11/1/2039	40	41
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.711%	6.461%	7/1/2035	157	163
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.716%	6.491%	8/1/2039	441	458
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.420%	9/1/2034	59	61
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.495%	9/1/2043	381	398
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.244%	12/1/2033	21	22
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.724%	5/1/2042	195	202
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.498%	7/1/2041	574	598
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.748%	5/1/2035	63	65
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	149	154
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.712%	2/1/2036	58	60
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.774%	6.149%	4/1/2036	27	28
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.644%	7/1/2042	211	219
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.655%	2/1/2041	34	35
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.790%	6.497%	2/1/2042	233	243
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.790%	6.684%	5/1/2042	25	26
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.792%	6.625%	3/1/2042	137	142
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.410%	8/1/2042	690	720
7

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.740%	3/1/2042	344	359
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.802%	6.298%	11/1/2039	141	147
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.259%	11/1/2041	458	477
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.185%	11/1/2033–11/1/2039	252	260
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	120	125
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.642%	9/1/2033	2	2
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/2040	84	87
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/2041	148	153
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.259%	1/1/2042	59	61
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	203	212
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	12/1/2040	50	52
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.292%	12/1/2041	266	277
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	186	194
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/2041	33	35
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/2041	216	224
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	2/1/2041	128	133
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.824%	6.659%	3/1/2041	204	212
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/2041	125	130
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.826%	6.451%	7/1/2038	114	119
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	221	231
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/2041	335	350
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.458%	9/1/2040	91	95
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.782%	1/1/2040	84	88
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/2040	78	81
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.254%	12/1/2039	206	215
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	197	206
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.875%	6.875%	4/1/2037	17	17
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.534%	11/1/2034	99	102
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/2037	121	126
[1,3,5]	Fannie Mae Pool, RFUCCT1Y + 2.130%	6.888%	10/1/2036	122	126
[1,3,5]	Fannie Mae Pool, RFUCCT6M + 1.037%	5.641%	4/1/2037	255	257
[1,3,5]	Fannie Mae Pool, RFUCCT6M + 1.411%	5.954%	7/1/2034	27	28
[1,3,5]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.523%	8/1/2037	244	251
[1,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.181%	11/1/2034	247	253
[1,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	6/1/2034–5/1/2036	46	47
[1,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.269%	11/1/2036	53	55
[1,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.500%	2/1/2036	61	63
[1,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.315%	6.440%	12/1/2034	16	16
[1,3,5]	Freddie Mac Non Gold Pool, 1YR CMT + 2.414%	6.664%	10/1/2036	135	138
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.275%	9/1/2037	15	15
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.460%	6.337%	3/1/2037	5	5
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.550%	6.425%	4/1/2037	1	1
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.570%	6.459%	3/1/2037	14	14
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/2036	91	94
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/2042–11/1/2043	121	125
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	122	125
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/2034	70	72
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.628%	2/1/2037	35	36
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	6.602%	1/1/2035	11	11
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	6.610%	12/1/2035	39	40
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.367%	12/1/2036	121	125
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/2040	166	171
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.344%	12/1/2034	1	1
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.625%	5/1/2033	7	7
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.699%	3/1/2036	6	6
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/2038	32	33
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.789%	6.601%	6/1/2037	136	141
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.794%	6.595%	6/1/2041	6	6
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.834%	6.707%	2/1/2042	84	87
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.838%	6.631%	3/1/2042	53	55
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/2037	63	65
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	223	232
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	85	88
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	12/1/2040–3/1/2041	47	49
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.846%	5/1/2040	37	38
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.880%	1/1/2041	83	86
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.638%	6/1/2040	64	67
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.888%	6.638%	8/1/2037	124	129
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.808%	2/1/2042	42	44
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	62	65
8

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.895%	6.499%	12/1/2039	38	39
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.450%	11/1/2040	164	171
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	45	47
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/2041	101	105
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.815%	2/1/2041	60	62
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.843%	1/1/2041	58	61
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.995%	6.870%	3/1/2037	108	112
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/2038	58	60
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.897%	6/1/2037	227	230
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.980%	5/1/2037	8	8
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.570%	6.195%	3/1/2037	24	25
[1,3,5]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	6.410%	1/1/2037	202	206
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	10/20/2038–12/20/2043	1,603	1,641
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2038–8/20/2041	514	528
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	6/20/2029–1/20/2044	3,482	3,561
[1,5]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	12/20/2039–12/20/2040	235	240
[1,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	186	191
[1,5]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/2040	38	39
					24,514
Total U.S. Government and Agency Obligations (Cost $275,049,167)					262,920,389
Asset-Backed/Commercial Mortgage-Backed Securities (2.0%)
[1]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/2027	390	390
[1]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/2027	781	781
[1]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/2028	2,114	2,130
[1]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	1,190	1,211
[1]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	925	930
[1]	Ally Auto Receivables Trust Series 2025-1	4.080%	6/16/2031	7,190	7,237
[1]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/2028	19,700	19,772
[1]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/2030	5,700	5,836
[1]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/2028	7,400	7,473
[1]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/16/2030	7,400	7,648
[1]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/15/2029	11,600	11,819
[1]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/2031	11,500	11,985
[1]	American Express Credit Account Master Trust Series 2025-1	4.560%	12/17/2029	12,000	12,194
[1]	American Express Credit Account Master Trust Series 2025-2	4.280%	4/15/2030	9,000	9,103
[1]	American Express Credit Account Master Trust Series 2025-3	4.510%	4/15/2032	8,000	8,173
[1]	American Express Credit Account Master Trust Series 2025-4	4.300%	7/15/2030	7,200	7,293
[1]	American Express Credit Account Master Trust Series 2025-5	4.510%	7/15/2032	8,600	8,784
[1]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/2027	594	590
[1]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/2027	1,042	1,045
[1]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/2028	1,500	1,524
[1]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.430%	1/18/2029	3,443	3,469
[1]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	3,000	3,051
[1]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/2028	14,500	14,548
[1]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/2029	13,625	13,838
[1]	BA Credit Card Trust Series 2025-A1	4.310%	5/15/2030	2,500	2,530
[1]	BANK Series 2017-BNK5	3.390%	6/15/2060	9,750	9,644
[1]	BANK Series 2017-BNK5	3.624%	6/15/2060	4,450	4,357
[1]	BANK Series 2017-BNK6	3.254%	7/15/2060	4,962	4,905
[1]	BANK Series 2017-BNK6	3.518%	7/15/2060	3,388	3,353
[1]	BANK Series 2017-BNK6	3.741%	7/15/2060	3,388	3,331
[1]	BANK Series 2017-BNK7	3.175%	9/15/2060	6,852	6,761
[1]	BANK Series 2017-BNK7	3.435%	9/15/2060	5,790	5,716
[1]	BANK Series 2017-BNK7	3.748%	9/15/2060	4,100	3,976
[1]	BANK Series 2017-BNK8	3.488%	11/15/2050	8,000	7,829
[1]	BANK Series 2017-BNK8	3.731%	11/15/2050	1,325	1,277
[1]	BANK Series 2017-BNK8	4.090%	11/15/2050	1,955	1,637
[1]	BANK Series 2017-BNK9	3.538%	11/15/2054	7,923	7,820
[1]	BANK Series 2018-BNK10	3.641%	2/15/2061	704	700
[1]	BANK Series 2018-BNK10	3.688%	2/15/2061	7,600	7,532
[1]	BANK Series 2018-BNK10	3.898%	2/15/2061	2,100	2,053
[1]	BANK Series 2018-BNK11	4.046%	3/15/2061	5,550	5,532
[1]	BANK Series 2018-BNK12	4.255%	5/15/2061	6,550	6,552
[1]	BANK Series 2018-BNK12	4.341%	5/15/2061	2,100	2,069
[1]	BANK Series 2018-BNK13	3.953%	8/15/2061	2,107	2,099
[1]	BANK Series 2018-BNK13	4.217%	8/15/2061	8,600	8,610
[1]	BANK Series 2018-BNK14	3.966%	9/15/2060	1,600	1,591
[1]	BANK Series 2018-BNK14	4.128%	9/15/2060	1,122	1,115
9

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	BANK Series 2018-BNK14	4.231%	9/15/2060	3,575	3,575
[1]	BANK Series 2018-BNK14	4.481%	9/15/2060	1,550	1,517
[1]	BANK Series 2018-BNK15	4.407%	11/15/2061	7,690	7,723
[1]	BANK Series 2019-BNK16	4.005%	2/15/2052	6,625	6,568
[1]	BANK Series 2019-BNK17	3.714%	4/15/2052	7,350	7,227
[1]	BANK Series 2019-BNK17	3.976%	4/15/2052	1,750	1,690
[1]	BANK Series 2019-BNK18	3.584%	5/15/2062	21,125	20,334
[1]	BANK Series 2019-BNK18	3.826%	5/15/2062	2,575	2,353
[1]	BANK Series 2019-BNK19	3.183%	8/15/2061	15,850	15,011
[1]	BANK Series 2019-BNK20	3.011%	9/15/2062	10,250	9,697
[1]	BANK Series 2019-BNK21	2.851%	10/17/2052	21,600	20,462
[1]	BANK Series 2019-BNK21	3.093%	10/17/2052	4,325	4,067
[1]	BANK Series 2019-BNK22	2.978%	11/15/2062	16,943	16,069
[1]	BANK Series 2019-BNK23	2.920%	12/15/2052	10,705	10,136
[1]	BANK Series 2019-BNK23	3.203%	12/15/2052	4,000	3,645
[1]	BANK Series 2019-BNK24	2.960%	11/15/2062	8,050	7,627
[1]	BANK Series 2019-BNK24	3.283%	11/15/2062	3,750	3,524
[1]	BANK Series 2020-BNK25	2.649%	1/15/2063	11,830	11,006
[1]	BANK Series 2020-BNK25	2.841%	1/15/2063	3,685	3,403
[1]	BANK Series 2020-BNK26	2.403%	3/15/2063	10,460	9,598
[1]	BANK Series 2020-BNK26	2.687%	3/15/2063	3,310	2,982
[1]	BANK Series 2020-BNK27	2.144%	4/15/2063	9,540	8,532
[1]	BANK Series 2020-BNK27	2.551%	4/15/2063	2,825	2,486
[1]	BANK Series 2020-BNK28	1.844%	3/15/2063	2,810	2,506
[1]	BANK Series 2020-BNK29	1.997%	11/15/2053	6,188	5,472
[1]	BANK Series 2020-BNK30	1.925%	12/15/2053	4,700	4,146
[1]	BANK Series 2020-BNK30	2.111%	12/15/2053	550	477
[1]	BANK Series 2021-BNK31	2.036%	2/15/2054	3,300	2,929
[1]	BANK Series 2021-BNK31	2.211%	2/15/2054	1,925	1,678
[1]	BANK Series 2021-BNK32	2.643%	4/15/2054	5,350	4,892
[1]	BANK Series 2021-BNK33	2.556%	5/15/2064	9,535	8,619
[1]	BANK Series 2021-BNK34	2.438%	6/15/2063	9,750	8,625
[1]	BANK Series 2021-BNK35	2.285%	6/15/2064	5,829	5,176
[1]	BANK Series 2021-BNK36	2.470%	9/15/2064	8,550	7,648
[1]	BANK Series 2021-BNK36	2.695%	9/15/2064	2,625	2,308
[1]	BANK Series 2021-BNK37	2.618%	11/15/2064	8,250	7,375
[1]	BANK Series 2022-BNK39	3.181%	2/15/2055	458	416
[1]	BANK Series 2022-BNK43	4.399%	8/15/2055	11,575	11,360
[1]	BANK Series 2022-BNK43	4.830%	8/15/2055	2,375	2,334
[1]	BANK Series 2023-5YR2	6.656%	7/15/2056	7,750	8,147
[1]	BANK Series 2023-5YR2	7.140%	7/15/2056	2,575	2,722
[1]	BANK Series 2023-5YR3	6.724%	9/15/2056	3,850	4,067
[1]	BANK Series 2023-5YR3	7.315%	9/15/2056	4,059	4,332
[1]	BANK Series 2023-5YR3	7.315%	9/15/2056	2,000	2,102
[1]	BANK Series 2023-5YR4	6.500%	12/15/2056	1,082	1,139
[1]	BANK Series 2023-5YR4	7.274%	12/15/2056	650	693
[1]	BANK Series 2023-BNK45	5.203%	2/15/2056	3,875	3,957
[1]	BANK Series 2023-BNK45	5.651%	2/15/2056	2,200	2,281
[1]	BANK Series 2023-BNK46	5.745%	8/15/2056	7,700	8,119
[1]	BANK Series 2023-BNK46	6.385%	8/15/2056	1,784	1,907
[1]	BANK Series 2024-5YR8	5.884%	8/15/2057	6,270	6,567
[1]	BANK Series 2024-5YR9	5.614%	8/15/2057	5,990	6,234
[1]	BANK Series 2024-BNK47	5.716%	6/15/2057	10,820	11,478
[1]	BANK Series 2024-BNK48	5.053%	10/15/2057	6,800	6,914
[1]	BANK Series 2024-BNK48	5.355%	10/15/2057	5,800	5,885
[1]	BANK Series 2025-BNK49	5.623%	3/15/2058	9,500	10,032
[1]	BANK Series 2025-BNK49	6.025%	3/15/2058	3,650	3,850
[1]	BANK Series 2025-BNK51	5.290%	12/25/2067	20,000	20,583
[1]	BANK Series 2025-BNK51	5.544%	12/25/2067	6,000	6,170
[1]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	9,108	9,047
[1]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/2050	3,542	3,503
[1]	BANK Trust Series 2024-5YR6	6.225%	5/15/2057	32,500	34,245
[1]	BANK Trust Series 2024-5YR6	6.790%	5/15/2057	13,200	13,993
[1]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	21,595	21,104
[1]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/2052	15,870	15,066
[1]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/2052	1,325	1,225
[1]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	8,975	8,570
[1]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/2052	5,375	5,083
10

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Barclays Dryrock Issuance Trust Series 2025-1	3.970%	7/15/2031	8,010	8,024
[1]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/2050	17,475	17,300
[1]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/2050	4,675	4,571
[1]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	8,350	8,301
[1]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/2053	7,635	7,109
[1]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/2053	2,000	1,830
[1]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/2053	2,520	2,273
[1]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	8,225	7,311
[1]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/2053	1,685	1,490
[1]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	9,525	8,578
[1]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	3,175	2,831
[1]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/2054	1,325	1,175
[1]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/2054	5,225	4,683
[1]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/2055	13,150	11,937
[1]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/2056	1,000	1,059
[1]	BBCMS Mortgage Trust Series 2023-5C23	7.455%	12/15/2056	250	267
[1]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/2056	3,875	4,016
[1]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/2056	1,300	1,352
[1]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/2056	2,575	2,698
[1]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/2056	1,025	1,074
[1]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/2056	7,700	8,281
[1]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/2056	4,100	4,408
[1]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/2056	1,300	1,366
[1]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	5,200	5,802
[1]	BBCMS Mortgage Trust Series 2023-C22	7.131%	11/15/2056	1,550	1,707
[1]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	8,030	8,399
[1]	BBCMS Mortgage Trust Series 2024-5C27	6.014%	7/15/2057	2,000	2,101
[1]	BBCMS Mortgage Trust Series 2024-5C27	6.410%	7/15/2057	2,500	2,630
[1]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	3,100	3,234
[1]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	500	523
[1]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	6,000	6,423
[1]	BBCMS Mortgage Trust Series 2024-C26	5.943%	5/15/2057	2,000	2,066
[1]	BBCMS Mortgage Trust Series 2024-C26	6.094%	5/15/2057	6,000	6,370
[1]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	3,500	3,645
[1]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	11,500	12,079
[1]	BBCMS Mortgage Trust Series 2025-C32	5.433%	2/15/2062	9,000	9,403
[1]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	4,000	4,255
[1]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	16,000	16,822
[1]	BBCMS Mortgage Trust Series 2025-C39	5.297%	12/15/2058	34,700	35,791
[1]	BBCMS Mortgage Trust Series 2025-C39	5.492%	12/15/2058	16,650	17,134
[1]	BBCMS Mortgage Trust Series 2025-C39	5.808%	12/15/2058	1,950	2,011
[1]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	9,439	8,613
[1]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	7,960	7,875
[1]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/2051	2,600	2,534
[1]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/2051	17,575	17,437
[1]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/2051	8,225	7,964
[1]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/2051	13,150	13,078
[1]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/2051	18,625	18,546
[1]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/2051	3,250	3,157
[1]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/2051	8,850	8,833
[1]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/2051	1,750	1,718
[1]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/2051	4,025	4,011
[1]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/2051	1,250	1,214
[1]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/2053	22,400	22,493
[1]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/2052	10,690	10,605
[1]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/2052	3,400	3,301
[1]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/2052	2,438	2,414
[1]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/2052	6,281	6,183
[1]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/2062	6,100	5,976
[1]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/2062	2,600	2,505
[1]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/2052	2,400	2,323
[1]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/2052	15,840	15,373
[1]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/2052	4,225	3,897
[1]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/2057	3,600	3,421
[1]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/2062	13,650	12,933
[1]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/2072	13,355	12,525
[1]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/2053	25,275	23,627
[1]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/2053	1,295	1,184
[1]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/2053	1,336	1,265
[1]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/2053	5,530	4,999
11

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/2053	1,655	1,456
[1]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/2053	3,375	2,993
[1]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/2053	1,125	949
[1]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/2053	6,725	5,950
[1]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/2053	555	479
[1]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/2053	8,350	7,387
[1]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/2053	850	744
[1]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/2054	6,100	5,354
[1]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/2043	7,900	6,912
[1]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/2043	2,640	2,224
[1]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/2054	12,150	10,693
[1]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/2054	4,400	3,668
[1]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/2054	7,550	6,766
[1]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/2054	1,625	1,425
[1]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/2054	7,850	7,058
[1]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/2054	3,675	3,215
[1]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/2054	5,275	4,750
[1]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/2054	5,275	4,661
[1]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/2054	1,075	1,007
[1]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/2054	3,175	2,825
[1]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/2054	1,075	939
[1]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/2054	13,225	11,857
[1]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/2054	4,685	4,198
[1]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/2055	14,450	12,938
[1]	Benchmark Mortgage Trust Series 2022-B32	3.409%	1/15/2055	4,200	3,693
[1]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/2055	4,225	3,935
[1]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/2055	3,275	3,057
[1]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	5,225	5,119
[1]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/2055	1,600	1,581
[1]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/2056	12,925	13,677
[1]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/2056	4,150	4,383
[1]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/2055	5,225	5,396
[1]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/2055	2,600	2,704
[1]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/2056	1,300	1,359
[1]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/2056	4,140	4,369
[1]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/2057	3,150	3,278
[1]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/2057	650	678
[1]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	5,250	5,485
[1]	Benchmark Mortgage Trust Series 2024-V6	6.384%	3/15/2057	4,250	4,442
[1]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	5,925	6,099
[1]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/2057	2,500	2,582
[1]	Benchmark Mortgage Trust Series 2025-B41	5.407%	7/15/2068	7,200	7,466
[1]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	2,625	2,730
[1]	Benchmark Mortgage Trust Series 2025-V15	5.805%	6/15/2058	18,000	18,957
[1]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/2055	3,675	3,413
[1]	BMO Mortgage Trust Series 2022-C2	4.810%	7/15/2054	4,275	4,333
[1]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/2054	13,125	13,492
[1]	BMO Mortgage Trust Series 2022-C3	5.325%	9/15/2054	1,875	1,913
[1]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/2056	2,000	2,094
[1]	BMO Mortgage Trust Series 2023-5C1	7.117%	8/15/2056	1,000	1,056
[1]	BMO Mortgage Trust Series 2023-5C2	7.055%	11/15/2056	1,800	1,923
[1]	BMO Mortgage Trust Series 2023-5C2	7.244%	11/15/2056	3,800	4,033
[1]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/2056	3,875	3,956
[1]	BMO Mortgage Trust Series 2023-C4	5.345%	2/15/2056	810	832
[1]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/2056	3,100	3,245
[1]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/2056	1,000	1,048
[1]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/2056	7,720	8,175
[1]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/2056	2,580	2,762
[1]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/2056	2,200	2,416
[1]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	5,150	5,334
[1]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/2057	900	938
[1]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	4,850	5,146
[1]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/2057	9,550	10,107
[1]	BMO Mortgage Trust Series 2024-5C4	7.018%	5/15/2057	5,600	5,843
[1]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	7,360	7,662
[1]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	8,685	9,127
[1]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	20,450	21,688
[1]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/2057	6,900	7,289
[1]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	2,530	2,637
[1]	BMO Mortgage Trust Series 2025-5C13	5.227%	12/15/2058	5,750	5,919
12

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	BMO Mortgage Trust Series 2025-5C13	5.575%	12/15/2058	4,000	4,117
[1]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	9,000	9,499
[1]	BMO Mortgage Trust Series 2025-C12	5.573%	6/15/2058	14,000	14,696
[1]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	25,200	25,974
[1]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/2027	4,508	4,519
[1]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/2027	4,100	4,123
[1]	BMW Vehicle Lease Trust Series 2024-2	4.180%	10/25/2027	2,300	2,307
[1]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/2028	2,400	2,410
[1]	BMW Vehicle Lease Trust Series 2025-1	4.430%	6/26/2028	3,000	3,026
[1]	BMW Vehicle Lease Trust Series 2025-1	4.490%	10/25/2028	850	859
[1]	BMW Vehicle Lease Trust Series 2025-2	3.970%	9/25/2028	495	496
[1]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/2028	316	316
[1]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/2028	769	773
[1]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	518	526
[1]	BMW Vehicle Owner Trust Series 2025-A	4.560%	9/25/2029	4,000	4,040
[1]	BMW Vehicle Owner Trust Series 2025-A	4.660%	12/27/2032	1,000	1,018
[1]	Bridgecrest Lending Auto Securitization Trust Series 2024-3	5.340%	4/17/2028	1,548	1,551
[1]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/2052	4,025	3,951
[1]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/2052	8,100	7,670
[1]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/2053	8,000	7,539
[1]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/2053	3,434	3,102
[1]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/2028	19,866	19,653
[1]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/2030	27,900	26,278
[1]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/2028	20,850	20,890
[1]	Capital One Multi-Asset Execution Trust Series 2025-A1	3.820%	9/15/2030	19,495	19,506
[1]	Capital One Multi-Asset Execution Trust Series 2025-A2	4.020%	9/15/2032	8,839	8,841
[1]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	32,500	32,498
[1]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/2027	329	329
[1]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/2027	3,100	3,095
[1]	Capital One Prime Auto Receivables Trust Series 2022-2	3.660%	5/17/2027	1,128	1,127
[1]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/2027	1,475	1,474
[1]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/2028	1,041	1,045
[1]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	1,550	1,562
[1]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	2,300	2,322
[1]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	1,035	1,052
[1]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/2027	2,040	2,031
[1]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/2027	1,249	1,247
[1]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/2027	1,668	1,672
[1]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/2029	2,050	2,062
[1]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/2028	2,441	2,453
[1]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	1,550	1,569
[1]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/2028	2,035	2,049
[1]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	2,080	2,117
[1]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/2028	1,254	1,270
[1]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	2,050	2,110
[1]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/2028	2,327	2,345
[1]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	900	915
[1]	CarMax Auto Owner Trust Series 2024-2	5.510%	11/15/2029	4,250	4,368
[1]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/2029	6,200	6,276
[1]	CarMax Auto Owner Trust Series 2024-3	4.850%	1/15/2030	4,100	4,185
[1]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	4,175	4,219
[1]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	1,600	1,622
[1]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	7,000	7,103
[1]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/2030	3,000	3,068
[1]	CarMax Auto Owner Trust Series 2025-2	4.480%	3/15/2030	1,300	1,314
[1]	CarMax Auto Owner Trust Series 2025-2	4.650%	11/15/2030	700	714
[1]	CarMax Auto Owner Trust Series 2025-3	4.350%	7/15/2030	3,500	3,530
[1]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	2,500	2,530
[1]	CarMax Auto Owner Trust Series 2025-4	3.970%	12/16/2030	4,610	4,617
[1]	CarMax Auto Owner Trust Series 2025-4	4.080%	6/16/2031	2,630	2,628
[1]	CarMax Select Receivables Trust Series 2024-A	5.400%	11/15/2028	1,400	1,413
[1]	CarMax Select Receivables Trust Series 2024-A	5.350%	1/15/2030	1,250	1,268
[1]	CarMax Select Receivables Trust Series 2025-B	4.120%	3/15/2030	2,380	2,386
[1]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	360	357
[1]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/2030	1,500	1,509
[1]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	1,250	1,271
[1]	Carvana Auto Receivables Trust Series 2025-P1	4.550%	5/10/2030	750	754
[1]	Carvana Auto Receivables Trust Series 2025-P1	4.740%	4/10/2031	650	659
[1]	Carvana Auto Receivables Trust Series 2025-P2	4.550%	8/12/2030	4,400	4,438
[1]	Carvana Auto Receivables Trust Series 2025-P2	4.750%	6/10/2031	2,600	2,640
13

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Carvana Auto Receivables Trust Series 2025-P3	4.040%	11/11/2030	3,960	3,970
[1]	Carvana Auto Receivables Trust Series 2025-P4	4.590%	1/12/2032	7,180	7,176
[1]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	9,075	8,937
[1]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/2049	7,300	7,135
[1]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/2050	9,773	9,539
[1]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/2050	2,542	2,244
[1]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	5,133	5,086
[1]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/2050	3,000	2,936
[1]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/2050	3,500	3,454
[1]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/2050	1,102	1,094
[1]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/2050	6,575	6,493
[1]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	3,825	3,742
[1]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/2051	437	437
[1]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/2051	7,375	7,335
[1]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/2057	6,499	6,177
[1]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/2057	18,130	17,014
[1]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/2058	4,075	4,068
[1]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/2058	5,900	5,869
[1]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/2050	3,650	3,613
[1]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/2050	13,430	13,260
[1]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/2050	2,675	2,623
[1]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/2028	8,740	8,822
[1]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/2030	7,720	7,984
[1]	Chase Issuance Trust Series 2024-A1	4.600%	1/15/2029	13,300	13,419
[1]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/2031	7,200	7,382
[1]	Chase Issuance Trust Series 2025-A1	4.160%	7/15/2030	38,400	38,773
[1]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/2039	5,880	6,475
[1]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/2030	12,840	12,890
[1]	Citibank Credit Card Issuance Trust Series 2025-A1	4.300%	6/21/2030	9,650	9,762
[1]	Citibank Credit Card Issuance Trust Series 2025-A2	4.490%	6/21/2032	5,600	5,708
[1]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/2048	2,276	2,196
[1]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	763	751
[1]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/2049	6,500	6,475
[1]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/2049	3,500	3,470
[1]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/2049	5,980	5,952
[1]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/2049	2,738	2,735
[1]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/2049	3,115	3,097
[1]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/2049	3,825	3,795
[1]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/2050	1,040	1,024
[1]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	10,700	10,556
[1]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/2050	2,125	2,067
[1]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/2051	2,415	2,392
[1]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	17,325	17,241
[1]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/2051	3,919	3,896
[1]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/2051	2,300	2,294
[1]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	7,722	7,347
[1]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/2056	22,410	21,289
[1]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/2052	16,100	15,189
[1]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/2053	14,355	13,353
[1]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/2053	2,655	2,404
[1]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.579%	5/15/2054	6,775	6,757
[1]	CNH Equipment Trust Series 2021-C	1.160%	10/16/2028	468	467
[1]	CNH Equipment Trust Series 2022-A	2.940%	7/15/2027	480	479
[1]	CNH Equipment Trust Series 2022-A	3.030%	3/15/2029	1,450	1,441
[1]	CNH Equipment Trust Series 2022-B	3.890%	11/15/2027	313	313
[1]	CNH Equipment Trust Series 2022-B	3.910%	3/15/2028	675	675
[1]	CNH Equipment Trust Series 2022-C	5.150%	4/17/2028	795	800
[1]	CNH Equipment Trust Series 2023-A	4.810%	8/15/2028	2,441	2,456
[1]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	775	787
[1]	CNH Equipment Trust Series 2023-B	5.600%	2/15/2029	4,125	4,192
[1]	CNH Equipment Trust Series 2023-B	5.460%	3/17/2031	1,050	1,083
[1]	CNH Equipment Trust Series 2024-A	4.770%	6/15/2029	2,453	2,474
[1]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	1,200	1,221
[1]	CNH Equipment Trust Series 2024-B	5.190%	9/17/2029	3,500	3,554
[1]	CNH Equipment Trust Series 2024-B	5.230%	11/17/2031	2,500	2,578
[1]	CNH Equipment Trust Series 2024-C	4.120%	3/15/2032	1,365	1,373
[1]	CNH Equipment Trust Series 2025-A	4.540%	9/15/2032	3,250	3,302
[1]	CNH Equipment Trust Series 2025-B	4.300%	10/15/2030	3,000	3,032
[1]	CNH Equipment Trust Series 2025-B	4.430%	1/18/2033	2,500	2,536
[1]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/2046	751	710
14

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/2046	575	230
[1]	COMM Mortgage Trust Series 2014-CR14	3.553%	2/10/2047	399	389
[1]	COMM Mortgage Trust Series 2014-CR15	3.913%	2/10/2047	460	452
[1]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/2050	232	231
[1]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/2050	2,060	2,033
[1]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/2051	3,500	3,469
[1]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/2051	6,437	6,340
[1]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	19,400	18,423
[1]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/2057	3,000	2,806
[1]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.833%	4/15/2050	1,608	1,534
[1]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.797%	8/15/2048	2,625	2,489
[1]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/2050	10,250	10,098
[1]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/2050	3,275	3,202
[1]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/2050	8,000	7,798
[1]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/2051	15,825	15,757
[1]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/2051	16,475	16,459
[1]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/2052	26,700	26,382
[1]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/2052	15,960	15,467
[1]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/2054	16,000	14,790
[1]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/2054	2,675	2,384
[1]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/2027	3,929	3,962
[1]	Daimler Trucks Retail Trust Series 2024-1	5.560%	7/15/2031	6,625	6,745
[1]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/2051	7,275	7,281
[1]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/2049	4,275	4,263
[1]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	7,900	7,790
[1]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/2050	2,174	2,106
[1]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	3,100	2,777
[1]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/2028	10,325	10,129
[1]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/2028	20,675	20,696
[1]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/2028	20,650	20,754
[1]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/2028	920	921
[1]	Drive Auto Receivables Trust Series 2025-1	4.730%	9/15/2032	2,500	2,513
[1]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/2027	1,320	1,311
[1]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/2028	912	908
[1]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/2028	932	932
[1]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/2028	1,262	1,276
[1]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/2028	453	457
[1]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/2029	1,033	1,044
[1]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/2028	34	34
[1]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/2029	525	533
[1]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/2028	837	842
[1]	Exeter Automobile Receivables Trust Series 2024-3A	5.570%	9/15/2028	3,202	3,214
[1]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/2030	2,563	2,573
[1]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/2029	460	460
[1]	Exeter Automobile Receivables Trust Series 2025-1A	4.670%	8/15/2028	2,200	2,204
[1]	Exeter Automobile Receivables Trust Series 2025-5A	4.280%	7/15/2030	15,140	15,170
[1,3]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/2027	2,298	2,279
[1,3]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/2026	1,303	1,299
[1,3]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/2026	2,200	2,191
[1,3]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/2026	9,230	9,183
[1,3]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/2026	5,775	5,736
[1,3]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/2026	2,762	2,740
[1,3]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/2026	14,750	14,646
[1,3]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/2026	11,057	10,960
[1,3]	Fannie Mae-Aces Series 2016-M12	2.435%	9/25/2026	13,540	13,398
[1,3]	Fannie Mae-Aces Series 2016-M13	2.525%	9/25/2026	4,651	4,605
[1,3]	Fannie Mae-Aces Series 2017-M1	2.420%	10/25/2026	8,314	8,215
[1,3]	Fannie Mae-Aces Series 2017-M2	2.861%	2/25/2027	3,499	3,461
[1,3]	Fannie Mae-Aces Series 2017-M3	2.478%	12/25/2026	6,352	6,272
[1,3]	Fannie Mae-Aces Series 2017-M4	2.573%	12/25/2026	9,037	8,925
[1,3]	Fannie Mae-Aces Series 2017-M5	3.019%	4/25/2029	645	630
[1,3]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/2027	9,236	9,145
[1,3]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/2027	9,648	9,554
[1,3]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/2029	3,300	3,194
[1,3]	Fannie Mae-Aces Series 2017-M12	3.064%	6/25/2027	10,037	9,926
[1,3]	Fannie Mae-Aces Series 2017-M13	2.935%	9/25/2027	994	980
[1,3]	Fannie Mae-Aces Series 2017-M14	2.810%	11/25/2027	3,844	3,778
[1,3]	Fannie Mae-Aces Series 2017-M15	3.158%	11/25/2027	11,969	11,841
[1,3]	Fannie Mae-Aces Series 2018-M1	2.984%	12/25/2027	5,951	5,869
[1,3]	Fannie Mae-Aces Series 2018-M2	2.928%	1/25/2028	21,119	20,746
15

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	Fannie Mae-Aces Series 2018-M3	3.074%	2/25/2030	1,998	1,931
[1,3]	Fannie Mae-Aces Series 2018-M4	3.067%	3/25/2028	7,298	7,193
[1,3]	Fannie Mae-Aces Series 2018-M7	3.030%	3/25/2028	6,376	6,283
[1,3]	Fannie Mae-Aces Series 2018-M8	3.311%	6/25/2028	4,462	4,412
[1,3]	Fannie Mae-Aces Series 2018-M10	3.354%	7/25/2028	3,461	3,434
[1,3]	Fannie Mae-Aces Series 2018-M12	3.625%	8/25/2030	2,520	2,477
[1,3]	Fannie Mae-Aces Series 2018-M13	3.750%	9/25/2030	8,133	8,043
[1,3]	Fannie Mae-Aces Series 2018-M14	3.577%	8/25/2028	9,185	9,100
[1,3]	Fannie Mae-Aces Series 2019-M1	3.560%	9/25/2028	14,611	14,494
[1,3]	Fannie Mae-Aces Series 2019-M2	3.622%	11/25/2028	10,166	10,046
[1,3]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/2031	14,966	14,588
[1,3]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	9,582	9,414
[1,3]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/2029	10,789	10,516
[1,3]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/2029	10,613	10,331
[1,3]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	39,524	38,312
[1,3]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	12,748	12,151
[1,3]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/2031	7,263	6,683
[1,3]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/2031	6,369	5,938
[1,3]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	22,705	21,705
[1,3]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	5,272	4,980
[1,3]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/2029	3,252	3,179
[1,3]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/2029	13,285	12,501
[1,3]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/2030	6,110	5,706
[1,3]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/2030	9,356	8,532
[1,3]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/2030	9,575	8,566
[1,3]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/2030	18,015	15,952
[1,3]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/2030	13,626	12,335
[1,3]	Fannie Mae-Aces Series 2020-M52	1.323%	10/25/2030	14,375	12,729
[1,3]	Fannie Mae-Aces Series 2020-M53	1.684%	11/25/2032	29,000	24,819
[1,3]	Fannie Mae-Aces Series 2021-M1	1.386%	11/25/2030	8,700	7,707
[1,3]	Fannie Mae-Aces Series 2021-M1G	1.468%	11/25/2030	3,175	2,805
[1,3]	Fannie Mae-Aces Series 2021-M3G	1.245%	1/25/2031	15,100	13,204
[1,3]	Fannie Mae-Aces Series 2021-M4	1.465%	2/25/2031	14,675	12,893
[1,3]	Fannie Mae-Aces Series 2021-M11	1.457%	3/25/2031	20,925	18,250
[1,3]	Fannie Mae-Aces Series 2021-M13	1.598%	4/25/2031	3,120	2,752
[1,3]	Fannie Mae-Aces Series 2021-M13	1.626%	3/25/2033	9,000	7,490
[1,3]	Fannie Mae-Aces Series 2021-M19	1.738%	10/25/2031	18,150	15,861
[1,3]	Fannie Mae-Aces Series 2022-M1	1.668%	10/25/2031	20,350	17,749
[1,3]	Fannie Mae-Aces Series 2022-M1G	1.531%	9/25/2031	4,575	4,001
[1,3]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/2031	6,150	5,330
[1,3]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/2030	10,250	9,535
[1,3]	Fannie Mae-Aces Series 2022-M8	1.936%	12/25/2031	10,050	8,795
[1,3]	Fannie Mae-Aces Series 2022-M10	1.928%	1/25/2032	39,175	34,623
[1,3]	Fannie Mae-Aces Series 2023-M1S	4.498%	4/25/2033	10,090	10,154
[1,3]	Fannie Mae-Aces Series 2023-M6	4.181%	7/25/2028	9,565	9,624
[1,3]	Fannie Mae-Aces Series 2023-M8	4.476%	3/25/2033	3,800	3,825
[1,3]	Fannie Mae-Aces Series 2024-M5	4.450%	8/25/2034	50,000	49,476
[1,3]	Fannie Mae-Aces Series 2025-M1	4.800%	1/25/2032	19,768	20,265
[1,3]	Fannie Mae-Aces Series 2025-M4	4.389%	8/25/2035	6,600	6,534
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/2026	4,900	4,888
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/2026	12,719	12,671
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/2026	9,776	9,715
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/2026	16,469	16,352
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/2026	11,575	11,476
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/2026	6,415	6,375
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/2026	4,321	4,296
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/2026	12,195	12,127
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/2026	12,784	12,723
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/2027	29,250	29,116
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/2027	14,200	14,102
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/2027	3,000	2,978
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/2027	10,060	9,967
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/2027	18,126	17,964
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/2027	7,675	7,608
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/2027	13,596	13,450
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/2027	4,875	4,830
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/2027	10,048	9,947
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/2027	7,300	7,246
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/2028	9,650	9,561
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/2028	16,133	16,056
16

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/2028	10,950	10,908
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/2028	35,850	35,888
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/2028	17,950	17,950
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/2028	6,500	6,501
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/2028	10,157	10,172
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/2028	416	415
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/2028	11,250	11,267
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/2028	31,075	31,101
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/2028	11,640	11,664
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/2028	9,580	9,624
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/2028	36,100	36,018
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/2028	37,950	38,135
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/2028	14,673	14,634
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/2029	16,080	15,998
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/2029	10,500	10,405
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/2029	12,175	12,012
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/2029	20,400	20,172
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/2029	13,215	12,977
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/2029	23,071	22,455
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/2029	15,725	15,224
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/2029	15,850	15,294
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/2029	13,750	13,137
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/2029	26,450	25,146
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/2029	12,180	11,633
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/2029	21,365	20,318
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/2029	19,195	18,272
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/2029	16,700	15,932
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/2030	25,885	24,292
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/2030	5,665	5,230
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/2030	25,000	23,243
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K107	1.639%	1/25/2030	6,450	5,909
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/2030	9,825	8,928
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/2030	6,150	5,578
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/2030	5,375	4,865
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/2030	11,555	10,364
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/2030	15,520	13,865
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/2030	19,720	17,600
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/2030	19,215	17,129
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/2030	25,215	22,513
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/2030	3,500	3,133
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/2030	17,380	15,467
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/2030	1,568	1,455
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/2030	10,880	9,701
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/2030	624	584
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/2030	10,900	9,684
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/2030	22,275	19,880
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/2030	18,650	16,646
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/2031	43,265	38,919
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/2031	22,825	20,779
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/2031	27,475	25,010
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/2031	15,240	13,813
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/2030	3,016	2,790
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/2031	26,225	23,557
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/2031	10,025	8,877
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/2031	26,325	23,431
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/2031	7,750	6,920
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/2031	12,800	11,459
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/2031	991	927
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/2031	11,675	10,525
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/2031	7,675	6,888
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/2032	10,200	9,276
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/2032	7,650	6,858
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/2032	7,800	7,009
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/2055	2,157	2,044
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/2032	47,125	45,066
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K150	3.710%	9/25/2032	49,000	47,358
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/2031	5,800	5,546
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.780%	11/25/2032	15,000	14,550
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/2029	10,000	9,834
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/2031	8,700	8,256
17

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/2032	4,100	4,028
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/2032	5,468	5,208
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/2032	5,202	5,145
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/2033	11,212	10,797
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/2033	6,150	6,185
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/2033	3,600	3,586
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/2033	13,450	13,319
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/2033	4,625	4,500
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/2030	5,000	4,957
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	4.050%	7/25/2033	13,350	13,085
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/2030	3,075	3,062
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/2033	9,580	9,667
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/2033	15,150	15,259
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/2033	7,800	8,053
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K163	5.000%	3/25/2034	10,000	10,387
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/2034	13,600	14,123
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/2034	5,150	5,170
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K166	4.580%	10/25/2034	17,000	17,151
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/2034	8,350	8,524
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/2034	13,000	12,686
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K169	4.660%	12/25/2034	8,100	8,204
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K170	5.000%	2/25/2035	7,500	7,780
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K171	4.400%	6/25/2035	2,300	2,280
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K175	4.420%	10/25/2035	13,060	12,953
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/2028	10,040	10,242
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/2028	7,500	7,626
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/2028	7,000	7,147
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/2028	12,500	12,760
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/2028	9,050	9,274
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/2028	5,950	6,118
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	4,005	4,101
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/2028	5,050	5,186
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/2028	7,750	7,913
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/2029	11,500	11,947
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/2029	9,950	10,361
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/2029	9,675	10,049
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/2029	29,200	30,344
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/2029	8,200	8,493
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/2029	3,500	3,579
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/2029	8,000	8,141
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K533	4.230%	12/25/2029	2,500	2,519
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K537	4.430%	2/25/2030	5,800	5,885
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K538	4.478%	1/25/2030	31,000	31,515
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K539	4.410%	1/25/2030	22,800	23,149
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K541	4.348%	2/25/2030	31,750	32,119
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K542	4.404%	4/25/2030	27,000	27,363
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K543	4.329%	6/25/2030	3,500	3,537
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	6,180	6,266
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K548	4.320%	9/25/2030	5,055	5,103
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K549	4.340%	9/25/2030	25,000	25,260
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K551	4.165%	11/25/2030	9,000	9,023
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K552	4.092%	11/25/2030	12,320	12,313
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/2026	3,211	3,202
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/2026	15,308	15,228
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/2026	23,725	23,490
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/2027	8,325	8,154
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/2027	23,170	22,363
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/2027	2,224	2,137
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/2028	12,400	11,895
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/2028	8,250	7,875
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/2028	5,549	5,283
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/2028	15,675	14,854
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/2028	10,275	9,804
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/2028	9,175	8,736
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/2029	2,125	2,008
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/2030	10,225	10,370
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/2030	10,100	10,190
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/2030	12,100	12,255
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/2030	5,500	5,693
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K755	5.203%	2/25/2031	8,500	8,903
18

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/2031	6,000	6,223
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/2031	15,500	15,708
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/2031	16,000	16,377
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/2032	14,000	14,413
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K760	4.550%	1/25/2032	44,640	45,375
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K761	4.400%	6/25/2032	48,000	48,328
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K762	4.360%	9/25/2032	40,000	40,174
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K763	4.170%	10/25/2032	36,710	36,446
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/2031	4,175	4,101
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/2034	23,775	22,749
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/2031	5,225	5,077
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/2034	13,170	12,412
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/2034	22,265	19,663
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/2034	13,375	11,826
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/2035	14,450	11,768
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/2035	14,075	11,133
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/2035	19,930	15,809
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/2035	6,005	4,760
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/2035	11,525	9,224
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/2035	3,503	3,041
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/2036	13,075	10,820
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/2036	10,075	8,052
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/2036	9,220	7,444
[1,3]	FHLMC Multifamily Structured Pass-Through Certificates Series KS06	2.720%	7/25/2026	10,806	10,750
[1,3]	FHLMC Multifamily WI Certificates Series K170	5.000%	6/25/2035	31,950	33,165
[1]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/2028	4,306	4,342
[1]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	1,405	1,430
[1]	First National Master Note Trust Series 2023-2	5.770%	9/15/2029	3,750	3,798
[1]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/2027	1,090	1,092
[1]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	900	910
[1]	Ford Credit Auto Lease Trust Series 2025-B	4.230%	12/15/2028	12,000	12,078
[1]	Ford Credit Auto Lease Trust Series 2025-B	4.300%	8/15/2029	4,500	4,533
[1]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/2027	701	701
[1]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/2027	4,384	4,392
[1]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/2028	1,054	1,056
[1]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/2028	1,300	1,309
[1]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/2028	2,205	2,220
[1]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	800	811
[1]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	2,150	2,198
[1]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	6,430	6,556
[1]	Ford Credit Auto Owner Trust Series 2024-B	5.100%	4/15/2029	8,000	8,103
[1]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/2030	1,250	1,278
[1]	Ford Credit Auto Owner Trust Series 2025-B	3.910%	4/15/2030	8,130	8,159
[1]	Ford Credit Auto Owner Trust Series 2025-B	3.950%	7/15/2031	3,090	3,095
[1]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/2030	9,200	9,236
[1]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	7,000	7,116
[1]	Ford Credit Floorplan Master Owner Trust A Series 2025-2	4.060%	9/15/2030	17,700	17,752
[1]	GM Financial Automobile Leasing Trust Series 2023-3	5.440%	8/20/2027	96	96
[1]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/2027	1,025	1,026
[1]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/2028	1,300	1,306
[1]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	1,300	1,308
[1]	GM Financial Automobile Leasing Trust Series 2024-2	5.360%	5/22/2028	5,000	5,049
[1]	GM Financial Automobile Leasing Trust Series 2024-2	5.560%	5/22/2028	5,000	5,057
[1]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/2027	1,850	1,853
[1]	GM Financial Automobile Leasing Trust Series 2024-3	4.220%	10/20/2028	1,600	1,605
[1]	GM Financial Automobile Leasing Trust Series 2025-1	4.660%	2/21/2028	4,300	4,335
[1]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	1,300	1,315
[1]	GM Financial Automobile Leasing Trust Series 2025-2	4.580%	5/22/2028	2,100	2,119
[1]	GM Financial Automobile Leasing Trust Series 2025-2	4.640%	4/20/2029	1,500	1,518
[1]	GM Financial Automobile Leasing Trust Series 2025-3	4.170%	8/21/2028	4,900	4,926
[1]	GM Financial Automobile Leasing Trust Series 2025-3	4.200%	8/20/2029	750	753
[1]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/2028	473	472
[1]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/2028	618	617
[1]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.640%	4/16/2027	11	11
[1]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/2027	1,739	1,737
[1]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/2027	1,168	1,170
[1]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/2028	1,092	1,094
[1]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/2028	800	805
[1]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/2028	1,747	1,750
[1]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/2028	1,237	1,246
19

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	1,294	1,316
[1]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/2029	3,075	3,152
[1]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	800	813
[1]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/2029	3,125	3,180
[1]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/2029	7,425	7,573
[1]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	2,000	2,023
[1]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.620%	12/17/2029	3,500	3,536
[1]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	750	765
[1]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.280%	4/16/2030	1,000	1,008
[1]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.420%	5/16/2031	600	608
[1]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.180%	8/16/2030	2,000	2,016
[1]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.300%	9/16/2031	500	506
[1]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/2047	404	391
[1]	GS Mortgage Securities Trust Series 2014-GC24	4.430%	9/10/2047	1,675	1,611
[1]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/2047	1,470	1,397
[1]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/2048	114	113
[1]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/2049	4,425	4,411
[1]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/2049	2,925	2,895
[1]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/2050	8,350	8,256
[1]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/2050	3,350	3,182
[1]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/2050	12,250	12,113
[1]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/2050	600	575
[1]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/2050	1,000	744
[1]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/2050	13,194	13,028
[1]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/2050	3,519	3,410
[1]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/2050	10,000	9,862
[1]	GS Mortgage Securities Trust Series 2019-GC38	3.968%	2/10/2052	3,150	3,099
[1]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/2052	7,675	7,372
[1]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/2052	2,525	2,423
[1]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/2052	7,970	7,612
[1]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/2052	16,200	15,280
[1]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/2052	3,775	3,521
[1]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/2052	7,164	6,793
[1]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	7,370	6,942
[1]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/2053	2,110	1,961
[1]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	4,270	3,929
[1]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	7,200	6,355
[1]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/2053	1,100	952
[1]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/2030	716	715
[1]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/2027	1,227	1,230
[1]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/2030	4,125	4,161
[1]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/2028	3,927	3,962
[1]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	2,050	2,096
[1]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/2029	2,129	2,149
[1]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/2029	1,150	1,155
[1]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/2032	3,000	3,020
[1]	Harley-Davidson Motorcycle Trust Series 2025-A	4.710%	7/17/2028	2,045	2,051
[1]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/2028	627	627
[1]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/2027	635	637
[1]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/2029	1,300	1,307
[1]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/2027	1,356	1,362
[1]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/2029	775	781
[1]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/2028	4,132	4,161
[1]	Honda Auto Receivables Owner Trust Series 2023-4	5.660%	2/21/2030	900	918
[1]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	1,000	1,018
[1]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/2029	4,490	4,515
[1]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	1,400	1,413
[1]	Honda Auto Receivables Owner Trust Series 2025-1	4.570%	9/21/2029	9,500	9,605
[1]	Honda Auto Receivables Owner Trust Series 2025-1	4.640%	5/21/2031	3,000	3,051
[1]	Honda Auto Receivables Owner Trust Series 2025-2	4.150%	10/15/2029	1,250	1,258
[1]	Honda Auto Receivables Owner Trust Series 2025-2	4.280%	8/15/2031	750	758
[1]	Honda Auto Receivables Owner Trust Series 2025-3	4.040%	2/21/2030	7,570	7,613
[1]	Honda Auto Receivables Owner Trust Series 2025-3	4.100%	11/21/2031	749	753
[1]	Honda Auto Receivables Owner Trust Series 2025-4	3.980%	6/17/2030	24,750	24,881
[1]	Hyundai Auto Receivables Trust Series 2023-A	4.580%	4/15/2027	886	887
[1]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/2028	1,675	1,680
[1]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/2028	1,630	1,641
[1]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	906	920
[1]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/2028	2,024	2,044
[1]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	1,300	1,332
20

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Hyundai Auto Receivables Trust Series 2024-A	4.990%	2/15/2029	6,483	6,539
[1]	Hyundai Auto Receivables Trust Series 2024-A	4.920%	1/15/2031	1,750	1,785
[1]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/2029	5,500	5,562
[1]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/2030	3,500	3,560
[1]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	1,380	1,397
[1]	Hyundai Auto Receivables Trust Series 2025-A	4.400%	4/15/2031	4,100	4,150
[1]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/2029	3,500	3,533
[1]	Hyundai Auto Receivables Trust Series 2025-B	4.440%	6/17/2030	1,000	1,014
[1]	John Deere Owner Trust Series 2022-C	5.090%	6/15/2027	2,427	2,433
[1]	John Deere Owner Trust Series 2022-C	5.200%	9/17/2029	2,650	2,661
[1]	John Deere Owner Trust Series 2023-A	5.010%	11/15/2027	1,245	1,250
[1]	John Deere Owner Trust Series 2023-A	5.010%	12/17/2029	1,025	1,034
[1]	John Deere Owner Trust Series 2023-B	5.180%	3/15/2028	2,222	2,236
[1]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	1,025	1,039
[1]	John Deere Owner Trust Series 2023-C	5.480%	5/15/2028	5,854	5,906
[1]	John Deere Owner Trust Series 2023-C	5.390%	8/15/2030	1,430	1,458
[1]	John Deere Owner Trust Series 2024-B	5.200%	3/15/2029	3,900	3,956
[1]	John Deere Owner Trust Series 2024-B	5.190%	5/15/2031	3,000	3,078
[1]	John Deere Owner Trust Series 2024-C	4.150%	8/15/2031	2,113	2,123
[1]	John Deere Owner Trust Series 2025-A	4.420%	2/17/2032	1,500	1,517
[1]	John Deere Owner Trust Series 2025-B	4.170%	12/17/2029	3,500	3,527
[1]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	550	556
[1]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/2049	719	716
[1]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/2049	14,325	14,189
[1]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/2049	725	675
[1]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/2049	5,800	5,753
[1]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/2049	4,650	4,572
[1]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.505%	2/15/2047	687	672
[1]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/2047	985	970
[1]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/2047	1,096	1,079
[1]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/2047	156	154
[1]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/2047	4,125	4,020
[1]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/2047	620	613
[1]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/2048	1,551	1,505
[1]	JPMBB Commercial Mortgage Securities Trust Series 2015-C27	3.179%	2/15/2048	41	40
[1]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/2048	2,790	2,727
[1]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/2048	2,673	2,619
[1]	JPMBB Commercial Mortgage Securities Trust Series 2016-C1	4.706%	3/17/2049	330	323
[1]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/2050	3,200	3,128
[1]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/2050	10,755	10,548
[1]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/2050	4,500	4,332
[1]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/2050	2,034	2,008
[1]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/2052	17,650	16,994
[1]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/2052	11,975	11,369
[1]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/2052	1,075	1,007
[1]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/2049	4,400	4,372
[1]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/2049	2,050	1,921
[1]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/2049	879	865
[1]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/2050	2,712	2,684
[1]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/2050	14,250	14,093
[1]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/2050	5,600	5,141
[1]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	3,850	3,785
[1]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/2050	2,400	2,331
[1]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	13,125	13,117
[1]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/2051	1,575	1,559
[1]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/2052	15,695	14,331
[1]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/2053	3,940	3,371
[1]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/2030	1,400	1,407
[1]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/2029	2,500	2,533
[1]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.690%	2/18/2031	1,300	1,323
[1]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.880%	4/16/2029	17,350	17,366
[1]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.930%	7/15/2031	15,520	15,528
[1]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/2027	213	213
[1]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/2027	1,226	1,228
[1]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/2029	725	728
[1]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/2028	3,503	3,550
[1]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/2031	4,100	4,255
[1]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/2031	800	815
[1]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.780%	12/17/2029	5,000	5,072
[1]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.920%	4/15/2031	4,000	4,099
21

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/2048	2,875	2,703
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/2049	5,898	5,886
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/2049	1,250	1,243
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/2049	14,200	14,026
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/2049	4,625	4,577
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/2050	8,150	8,080
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/2050	5,200	5,117
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/2052	5,725	5,646
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/2052	8,325	8,218
[1]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	20,000	21,113
[1]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/2049	5,850	5,740
[1]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/2049	4,707	4,460
[1]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/2049	11,700	11,578
[1]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/2049	11,625	11,504
[1]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/2049	5,000	4,828
[1]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/2050	7,500	7,431
[1]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/2051	10,000	9,937
[1]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/2052	14,885	14,442
[1]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/2052	1,875	1,792
[1]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/2052	5,625	5,419
[1]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/2052	3,684	3,635
[1]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/2052	8,435	8,286
[1]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	10,950	10,437
[1]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/2053	7,595	6,883
[1]	Morgan Stanley Capital I Trust Series 2020-HR8	3.714%	7/15/2053	176	152
[1]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/2053	10,525	9,836
[1]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/2053	1,575	1,448
[1]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/2054	5,275	4,708
[1]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/2054	900	801
[1]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/2054	525	453
[1]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/2054	10,560	9,420
[1]	Morgan Stanley Capital I Trust Series 2022-L8	3.791%	4/15/2055	10,450	9,831
[1]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/2056	5,225	5,534
[1]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/2056	3,632	3,845
[1]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	2,150	2,320
[1]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/2027	2,536	2,542
[1]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/2028	850	854
[1]	Nissan Auto Lease Trust Series 2024-B	4.920%	11/15/2027	13,013	13,141
[1]	Nissan Auto Lease Trust Series 2024-B	4.960%	8/15/2028	10,400	10,539
[1]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/2028	4,000	4,049
[1]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	1,375	1,393
[1]	Nissan Auto Lease Trust Series 2025-B	4.320%	11/15/2028	7,550	7,617
[1]	Nissan Auto Lease Trust Series 2025-B	4.350%	7/16/2029	5,650	5,696
[1]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/2029	1,396	1,390
[1]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/2027	873	874
[1]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/2029	1,050	1,055
[1]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/2030	850	858
[1]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/2028	880	887
[1]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/2030	3,500	3,582
[1]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/2028	3,453	3,483
[1]	Nissan Auto Receivables Owner Trust Series 2024-A	5.180%	4/15/2031	2,550	2,604
[1]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/2029	2,125	2,136
[1]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	1,150	1,160
[1]	Nissan Auto Receivables Owner Trust Series 2025-A	4.490%	12/17/2029	3,100	3,141
[1]	Nissan Auto Receivables Owner Trust Series 2025-A	4.570%	11/15/2030	1,075	1,094
[1]	Nissan Auto Receivables Owner Trust Series 2025-B	3.990%	4/15/2030	28,600	28,716
[1]	Nissan Auto Receivables Owner Trust Series 2025-B	4.020%	5/15/2031	23,100	23,166
[1]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/2028	378	378
[1]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/2035	2,825	2,776
[1]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/2027	191	191
[1]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/2029	1,948	1,945
[1]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/2028	482	483
[1]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/2028	456	457
[1]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	1,434	1,443
[1]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/2028	348	349
[1]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/2030	1,025	1,041
[1]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/2028	1,202	1,206
[1]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/2030	1,430	1,457
[1]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/2028	576	576
[1]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/2028	1,800	1,817
22

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/2031	4,620	4,736
[1]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/2028	1,526	1,530
[1]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/2029	2,800	2,839
[1]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/2031	5,150	5,339
[1]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/2028	1,214	1,217
[1]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	800	811
[1]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/2028	230	230
[1]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	1,050	1,055
[1]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/2028	6,597	6,620
[1]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/2029	9,000	9,108
[1]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/2029	4,216	4,232
[1]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/2029	1,911	1,916
[1]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/2029	2,500	2,505
[1]	Santander Drive Auto Receivables Trust Series 2025-3	4.380%	1/15/2030	11,300	11,354
[1]	Santander Drive Auto Receivables Trust Series 2025-4	4.170%	4/15/2030	17,490	17,555
[1]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/2048	9,000	8,911
[1]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/2029	6,150	6,202
[1]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/2029	12,850	13,035
[1]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/2030	16,500	16,730
[1]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	18,000	18,291
[1]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	5,000	5,073
[1]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	4,500	4,577
[1]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	11,975	12,031
[1]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/2027	286	285
[1]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/2027	818	816
[1]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/2027	701	701
[1]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/2027	1,156	1,158
[1]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/2028	1,275	1,282
[1]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/2028	2,166	2,174
[1]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	1,550	1,563
[1]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/2028	2,594	2,609
[1]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	950	965
[1]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/2029	3,100	3,186
[1]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	1,550	1,575
[1]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/2029	5,000	5,090
[1]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	2,140	2,167
[1]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/2030	7,200	7,343
[1]	Toyota Auto Receivables Owner Trust Series 2025-C	4.110%	3/15/2030	6,600	6,646
[1]	Toyota Auto Receivables Owner Trust Series 2025-C	4.190%	1/15/2031	9,030	9,103
[1]	Toyota Auto Receivables Owner Trust Series 2025-D	3.840%	6/17/2030	10,630	10,641
[1]	Toyota Auto Receivables Owner Trust Series 2025-D	3.940%	2/17/2031	6,210	6,211
[1]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/2050	10,100	9,971
[1]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/2050	4,800	4,710
[1]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/2050	8,050	7,963
[1]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/2050	2,150	2,107
[1]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/2050	9,700	9,510
[1]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/2050	4,050	3,951
[1]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/2050	5,876	5,824
[1]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/2050	8,050	7,936
[1]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/2050	3,562	3,465
[1]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/2050	5,325	5,228
[1]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	8,225	8,157
[1]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/2050	4,375	4,284
[1]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/2051	6,321	6,262
[1]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/2051	15,850	15,757
[1]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/2051	4,225	4,156
[1]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/2051	15,800	15,633
[1]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/2051	10,475	10,457
[1]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/2051	2,650	2,649
[1]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/2051	5,975	5,928
[1]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/2051	4,000	3,866
[1]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/2051	5,825	5,819
[1]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/2051	1,075	1,051
[1]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/2051	12,950	12,997
[1]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/2051	8,975	8,901
[1]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/2052	5,250	5,086
[1]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/2052	1,575	1,502
[1]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/2052	6,475	6,142
[1]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/2052	3,800	3,584
[1]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/2052	2,300	2,136
23

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Verizon Master Trust Series 2023-1	4.490%	1/22/2029	12,950	12,953
[1]	Verizon Master Trust Series 2023-4	5.160%	6/20/2029	11,635	11,703
[1]	Verizon Master Trust Series 2023-7	5.670%	11/20/2029	3,400	3,455
[1]	Verizon Master Trust Series 2024-3	5.540%	4/22/2030	5,000	5,091
[1]	Verizon Master Trust Series 2024-4	5.210%	6/20/2029	4,500	4,527
[1]	Verizon Master Trust Series 2024-6	4.170%	8/20/2030	11,825	11,897
[1]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	1,500	1,522
[1]	Verizon Master Trust Series 2025-1	4.710%	1/21/2031	9,000	9,156
[1]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	7,400	7,459
[1]	Verizon Master Trust Series 2025-7	3.960%	8/20/2031	6,800	6,816
[1]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/2026	1,252	1,254
[1]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/2028	3,080	3,085
[1]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/2027	6,500	6,535
[1]	Volkswagen Auto Lease Trust Series 2024-A	5.200%	12/20/2028	5,750	5,804
[1]	Volkswagen Auto Lease Trust Series 2025-A	4.500%	6/20/2028	3,500	3,535
[1]	Volkswagen Auto Lease Trust Series 2025-A	4.560%	3/20/2030	750	760
[1]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/2028	1,866	1,877
[1]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/2030	850	860
[1]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/2028	3,154	3,193
[1]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/2030	2,600	2,662
[1]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	3,000	3,037
[1]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	1,150	1,172
[1]	Volkswagen Auto Loan Enhanced Trust Series 2025-2	4.050%	9/20/2032	11,960	11,981
[1]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/2049	13,850	13,705
[1]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/2049	1,800	1,727
[1]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/2059	389	388
[1]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/2049	4,700	4,676
[1]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/2059	2,312	2,292
[1]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/2049	4,675	4,656
[1]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/2049	9,053	8,975
[1]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/2059	1,530	1,517
[1]	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6	2.918%	11/15/2049	1,160	1,150
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/2050	11,445	11,324
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/2050	3,243	3,174
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/2050	9,675	9,507
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/2050	5,375	5,215
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	5,350	5,284
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	8,025	7,949
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/2050	2,150	2,099
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	13,300	13,115
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/2050	3,077	3,036
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/2050	8,600	8,421
[1]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/2060	8,500	8,445
[1]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/2051	15,825	15,754
[1]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/2051	2,742	2,708
[1]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/2051	10,550	10,539
[1]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	10,125	10,112
[1]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	6,100	6,093
[1]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	10,600	10,660
[1]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	4,051	4,060
[1]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/2052	13,225	13,151
[1]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/2052	7,650	7,468
[1]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/2052	11,175	10,659
[1]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/2052	2,825	2,680
[1]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/2052	4,750	4,430
[1]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/2052	10,700	10,220
[1]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/2052	6,405	6,121
[1]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/2053	12,750	11,949
[1]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/2053	2,250	2,085
[1]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/2053	2,775	2,490
[1]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/2054	5,820	5,262
[1]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/2057	7,000	7,329
[1]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	6.520%	7/15/2057	2,500	2,621
[1]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	3,925	4,059
[1]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.203%	12/15/2058	40,100	41,249
[1]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.503%	12/15/2058	4,000	4,109
[1]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	15,000	15,417
[1]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/2029	11,175	11,323
[1]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/2029	5,500	5,553
[1]	WF Card Issuance Trust Series 2025-A1	4.340%	5/15/2030	8,500	8,613
24

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/2046	313	306
[1]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/2057	1,675	1,524
[1]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/2057	906	878
[1]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/2028	473	471
[1]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/2027	187	187
[1]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/2028	1,575	1,572
[1]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/2027	464	464
[1]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/2028	1,325	1,323
[1]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/2028	1,989	1,993
[1]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/2029	1,585	1,594
[1]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/2028	1,826	1,830
[1]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	4,150	4,185
[1]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/2028	1,542	1,551
[1]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	525	531
[1]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/2029	1,863	1,885
[1]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/2029	1,000	1,027
[1]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/2029	4,756	4,782
[1]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	1,750	1,775
[1]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/2029	5,263	5,312
[1]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	2,500	2,557
[1]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/2029	2,500	2,515
[1]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/2030	1,975	1,992
[1]	World Omni Auto Receivables Trust Series 2025-A	4.730%	3/15/2030	2,300	2,325
[1]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	1,300	1,327
[1]	World Omni Auto Receivables Trust Series 2025-B	4.340%	9/16/2030	1,750	1,765
[1]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	800	811
[1]	World Omni Auto Receivables Trust Series 2025-C	4.080%	11/15/2030	4,900	4,927
[1]	World Omni Auto Receivables Trust Series 2025-C	4.190%	11/17/2031	750	755
[1]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.420%	4/17/2028	2,000	2,017
[1]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	1,500	1,513
[1]	World Omni Select Auto Trust Series 2023-A	5.650%	7/17/2028	1,125	1,127
[1]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/2029	2,600	2,631
[1]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	2,170	2,172
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,956,888)					7,718,805
Corporate Bonds (25.1%)
Communications (1.9%)
	Alphabet Inc.	0.800%	8/15/2027	11,123	10,645
	Alphabet Inc.	3.875%	11/15/2028	9,922	9,968
	Alphabet Inc.	1.100%	8/15/2030	67,896	59,838
	Alphabet Inc.	4.100%	11/15/2030	31,839	31,940
	Alphabet Inc.	4.375%	11/15/2032	16,543	16,591
	Alphabet Inc.	4.500%	5/15/2035	13,710	13,631
	Alphabet Inc.	4.700%	11/15/2035	20,169	20,176
	Alphabet Inc.	1.900%	8/15/2040	15,469	10,470
	Alphabet Inc.	5.350%	11/15/2045	25,575	25,410
	Alphabet Inc.	2.050%	8/15/2050	39,185	21,359
	Alphabet Inc.	5.250%	5/15/2055	7,545	7,220
	Alphabet Inc.	5.450%	11/15/2055	52,734	51,695
	Alphabet Inc.	2.250%	8/15/2060	38,479	19,694
	Alphabet Inc.	5.300%	5/15/2065	7,437	6,986
	Alphabet Inc.	5.700%	11/15/2075	22,574	22,209
	America Movil SAB de CV	3.625%	4/22/2029	13,257	12,968
	America Movil SAB de CV	2.875%	5/7/2030	8,596	8,087
	America Movil SAB de CV	4.700%	7/21/2032	10,050	10,048
	America Movil SAB de CV	5.000%	1/20/2033	8,596	8,721
	America Movil SAB de CV	6.375%	3/1/2035	12,643	13,887
	America Movil SAB de CV	6.125%	11/15/2037	7,372	7,904
	America Movil SAB de CV	6.125%	3/30/2040	27,627	29,349
	America Movil SAB de CV	4.375%	7/16/2042	17,299	15,016
	America Movil SAB de CV	4.375%	4/22/2049	15,741	13,146
	AppLovin Corp.	5.125%	12/1/2029	11,091	11,375
	AppLovin Corp.	5.375%	12/1/2031	32,029	33,173
	AppLovin Corp.	5.950%	12/1/2054	10,999	10,880
	AT&T Inc.	3.800%	2/15/2027	10,256	10,237
	AT&T Inc.	4.250%	3/1/2027	21,753	21,804
	AT&T Inc.	2.300%	6/1/2027	36,924	36,096
	AT&T Inc.	1.650%	2/1/2028	39,788	37,915
[1]	AT&T Inc.	4.100%	2/15/2028	28,812	28,845
25

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AT&T Inc.	4.350%	3/1/2029	28,804	28,955
[1]	AT&T Inc.	4.300%	2/15/2030	41,822	41,894
	AT&T Inc.	4.700%	8/15/2030	8,097	8,229
	AT&T Inc.	2.250%	2/1/2032	18,885	16,577
	AT&T Inc.	4.550%	11/1/2032	22,475	22,328
	AT&T Inc.	2.550%	12/1/2033	25,931	22,133
	AT&T Inc.	5.400%	2/15/2034	58,825	60,982
	AT&T Inc.	4.500%	5/15/2035	32,797	31,494
	AT&T Inc.	5.375%	8/15/2035	7,558	7,740
	AT&T Inc.	4.900%	11/1/2035	26,201	25,873
	AT&T Inc.	5.250%	3/1/2037	10,683	10,809
	AT&T Inc.	4.900%	8/15/2037	9,083	8,826
	AT&T Inc.	6.300%	1/15/2038	400	434
	AT&T Inc.	4.850%	3/1/2039	37,282	35,437
	AT&T Inc.	6.000%	8/15/2040	310	323
	AT&T Inc.	3.500%	6/1/2041	42,117	33,050
	AT&T Inc.	5.550%	8/15/2041	1,675	1,663
	AT&T Inc.	4.300%	12/15/2042	25,077	21,137
	AT&T Inc.	4.650%	6/1/2044	16,043	13,911
	AT&T Inc.	4.350%	6/15/2045	18,325	15,102
	AT&T Inc.	5.550%	11/1/2045	21,625	20,804
	AT&T Inc.	4.750%	5/15/2046	57,788	50,021
	AT&T Inc.	5.450%	3/1/2047	6,054	5,714
	AT&T Inc.	4.500%	3/9/2048	33,657	27,735
	AT&T Inc.	4.550%	3/9/2049	13,027	10,774
	AT&T Inc.	5.150%	2/15/2050	400	359
	AT&T Inc.	3.650%	6/1/2051	41,595	29,217
	AT&T Inc.	3.500%	9/15/2053	61,108	40,882
	AT&T Inc.	5.700%	11/1/2054	35,625	34,131
	AT&T Inc.	3.550%	9/15/2055	103,625	68,941
	AT&T Inc.	6.050%	8/15/2056	18,598	18,676
	AT&T Inc.	3.800%	12/1/2057	91,279	62,729
	AT&T Inc.	3.650%	9/15/2059	110,868	73,145
	AT&T Inc.	3.850%	6/1/2060	16,393	11,240
	Baidu Inc.	3.625%	7/6/2027	14,170	14,106
	Baidu Inc.	4.375%	3/29/2028	10,472	10,554
	Baidu Inc.	4.875%	11/14/2028	7,174	7,335
	Baidu Inc.	3.425%	4/7/2030	5,785	5,608
	Baidu Inc.	2.375%	10/9/2030	4,304	3,970
	Baidu Inc.	2.375%	8/23/2031	7,842	7,134
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	52,583	53,354
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	10,480	8,636
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/2049	1,257	990
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	20,537	19,526
	Booking Holdings Inc.	3.550%	3/15/2028	10,348	10,266
	British Telecommunications plc	5.125%	12/4/2028	9,770	10,027
	British Telecommunications plc	9.625%	12/15/2030	36,228	44,218
	Charter Communications Operating LLC	3.750%	2/15/2028	21,726	21,420
	Charter Communications Operating LLC	4.200%	3/15/2028	24,169	24,048
	Charter Communications Operating LLC	2.250%	1/15/2029	30,678	28,706
	Charter Communications Operating LLC	5.050%	3/30/2029	20,347	20,590
	Charter Communications Operating LLC	6.100%	6/1/2029	22,793	23,781
	Charter Communications Operating LLC	2.800%	4/1/2031	8,624	7,759
	Charter Communications Operating LLC	2.300%	2/1/2032	17,843	15,352
	Charter Communications Operating LLC	4.400%	4/1/2033	14,780	13,941
	Charter Communications Operating LLC	6.650%	2/1/2034	16,264	17,145
	Charter Communications Operating LLC	6.550%	6/1/2034	28,926	30,435
	Charter Communications Operating LLC	6.384%	10/23/2035	40,350	41,608
	Charter Communications Operating LLC	3.500%	6/1/2041	32,153	22,832
	Charter Communications Operating LLC	3.500%	3/1/2042	27,871	19,265
	Charter Communications Operating LLC	6.484%	10/23/2045	66,565	62,548
	Charter Communications Operating LLC	5.375%	5/1/2047	54,037	44,423
	Charter Communications Operating LLC	5.750%	4/1/2048	39,329	33,744
	Charter Communications Operating LLC	5.125%	7/1/2049	22,888	17,922
	Charter Communications Operating LLC	4.800%	3/1/2050	64,245	48,240
	Charter Communications Operating LLC	3.700%	4/1/2051	37,577	23,632
	Charter Communications Operating LLC	3.900%	6/1/2052	14,830	9,561
	Charter Communications Operating LLC	5.250%	4/1/2053	15,860	12,528
	Charter Communications Operating LLC	6.834%	10/23/2055	11,000	10,559
	Charter Communications Operating LLC	6.700%	12/1/2055	18,913	18,133
26

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	3.850%	4/1/2061	22,537	13,413
Charter Communications Operating LLC	4.400%	12/1/2061	26,337	17,177
Charter Communications Operating LLC	3.950%	6/30/2062	12,045	7,228
Charter Communications Operating LLC	5.500%	4/1/2063	9,113	7,183
Comcast Corp.	2.350%	1/15/2027	19,444	19,155
Comcast Corp.	3.300%	2/1/2027	22,792	22,671
Comcast Corp.	3.150%	2/15/2028	25,067	24,680
Comcast Corp.	3.550%	5/1/2028	6,098	6,046
Comcast Corp.	4.150%	10/15/2028	59,479	59,792
Comcast Corp.	4.550%	1/15/2029	18,339	18,609
Comcast Corp.	5.100%	6/1/2029	11,890	12,269
Comcast Corp.	2.650%	2/1/2030	29,109	27,448
Comcast Corp.	3.400%	4/1/2030	25,416	24,654
Comcast Corp.	4.250%	10/15/2030	30,428	30,424
Comcast Corp.	1.950%	1/15/2031	12,263	10,938
Comcast Corp.	1.500%	2/15/2031	7,402	6,435
Comcast Corp.	4.950%	5/15/2032	6,410	6,565
Comcast Corp.	4.250%	1/15/2033	10,666	10,421
Comcast Corp.	7.050%	3/15/2033	9,465	10,820
Comcast Corp.	4.800%	5/15/2033	4,467	4,506
Comcast Corp.	4.200%	8/15/2034	20,399	19,490
Comcast Corp.	5.300%	5/15/2035	13,179	13,492
Comcast Corp.	5.650%	6/15/2035	8,614	9,035
Comcast Corp.	4.400%	8/15/2035	34,543	33,012
Comcast Corp.	6.500%	11/15/2035	8,312	9,225
Comcast Corp.	3.200%	7/15/2036	16,094	13,707
Comcast Corp.	6.450%	3/15/2037	15,034	16,633
Comcast Corp.	3.900%	3/1/2038	7,961	6,925
Comcast Corp.	4.600%	10/15/2038	38,252	35,624
Comcast Corp.	6.550%	7/1/2039	5,359	5,929
Comcast Corp.	3.250%	11/1/2039	13,711	10,702
Comcast Corp.	3.750%	4/1/2040	30,087	24,752
Comcast Corp.	4.650%	7/15/2042	11,351	9,948
Comcast Corp.	4.750%	3/1/2044	3,085	2,687
Comcast Corp.	4.600%	8/15/2045	21,168	17,963
Comcast Corp.	3.400%	7/15/2046	42,215	29,256
Comcast Corp.	4.000%	8/15/2047	16,659	12,563
Comcast Corp.	3.969%	11/1/2047	21,172	15,825
Comcast Corp.	4.000%	3/1/2048	22,418	16,816
Comcast Corp.	4.700%	10/15/2048	26,405	21,986
Comcast Corp.	3.999%	11/1/2049	12,365	9,104
Comcast Corp.	3.450%	2/1/2050	25,149	16,814
Comcast Corp.	2.800%	1/15/2051	31,743	18,387
Comcast Corp.	2.887%	11/1/2051	86,210	50,386
Comcast Corp.	2.450%	8/15/2052	16,861	8,903
Comcast Corp.	5.350%	5/15/2053	6,608	5,926
Comcast Corp.	2.937%	11/1/2056	88,808	49,862
Comcast Corp.	4.950%	10/15/2058	16,252	13,487
Comcast Corp.	2.650%	8/15/2062	5,720	2,877
Comcast Corp.	2.987%	11/1/2063	43,359	23,434
Comcast Corp.	5.500%	5/15/2064	4,445	3,965
Deutsche Telekom International Finance BV	8.750%	6/15/2030	58,459	68,224
Deutsche Telekom International Finance BV	9.250%	6/1/2032	2,124	2,643
Electronic Arts Inc.	1.850%	2/15/2031	5,971	5,746
Electronic Arts Inc.	2.950%	2/15/2051	8,437	7,796
Expedia Group Inc.	4.625%	8/1/2027	12,427	12,520
Expedia Group Inc.	3.800%	2/15/2028	14,954	14,871
Expedia Group Inc.	3.250%	2/15/2030	4,899	4,699
Expedia Group Inc.	2.950%	3/15/2031	5,276	4,904
Expedia Group Inc.	5.400%	2/15/2035	15,340	15,742
FactSet Research Systems Inc.	2.900%	3/1/2027	5,134	5,058
FactSet Research Systems Inc.	3.450%	3/1/2032	7,278	6,766
Fox Corp.	4.709%	1/25/2029	77,251	78,231
Fox Corp.	3.500%	4/8/2030	10,636	10,324
Fox Corp.	6.500%	10/13/2033	7,050	7,774
Fox Corp.	5.476%	1/25/2039	14,047	14,085
Fox Corp.	5.576%	1/25/2049	20,996	20,186
Koninklijke KPN NV	8.375%	10/1/2030	7,439	8,678
Meta Platforms Inc.	3.500%	8/15/2027	23,604	23,568
Meta Platforms Inc.	4.600%	5/15/2028	22,670	23,089
27

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Meta Platforms Inc.	4.300%	8/15/2029	16,028	16,214
	Meta Platforms Inc.	4.800%	5/15/2030	13,522	13,923
	Meta Platforms Inc.	4.200%	11/15/2030	17,355	17,384
	Meta Platforms Inc.	4.550%	8/15/2031	18,039	18,355
	Meta Platforms Inc.	3.850%	8/15/2032	48,194	46,728
	Meta Platforms Inc.	4.600%	11/15/2032	10,178	10,259
	Meta Platforms Inc.	4.950%	5/15/2033	2,555	2,632
	Meta Platforms Inc.	4.750%	8/15/2034	13,498	13,602
	Meta Platforms Inc.	4.875%	11/15/2035	35,476	35,439
	Meta Platforms Inc.	5.500%	11/15/2045	59,914	58,158
	Meta Platforms Inc.	4.450%	8/15/2052	37,801	30,748
	Meta Platforms Inc.	5.600%	5/15/2053	35,705	34,166
	Meta Platforms Inc.	5.400%	8/15/2054	41,177	38,256
[1]	Meta Platforms Inc.	5.625%	11/15/2055	85,023	81,620
	Meta Platforms Inc.	4.650%	8/15/2062	19,840	15,985
	Meta Platforms Inc.	5.750%	5/15/2063	27,083	25,984
	Meta Platforms Inc.	5.550%	8/15/2064	36,768	34,101
	Meta Platforms Inc.	5.750%	11/15/2065	53,764	51,278
	NBCUniversal Media LLC	4.450%	1/15/2043	7,340	6,244
	Netflix Inc.	4.875%	4/15/2028	38,201	38,959
	Netflix Inc.	5.875%	11/15/2028	45,567	47,898
	Netflix Inc.	6.375%	5/15/2029	20,334	21,775
[6]	Netflix Inc.	5.375%	11/15/2029	6,682	6,965
[6]	Netflix Inc.	4.875%	6/15/2030	9,059	9,282
[6]	Omnicom Group Inc.	4.650%	10/1/2028	5,233	5,260
[6]	Omnicom Group Inc.	4.750%	3/30/2030	5,459	5,519
	Omnicom Group Inc.	2.450%	4/30/2030	11,210	10,363
	Omnicom Group Inc.	4.200%	6/1/2030	9,168	9,093
[6]	Omnicom Group Inc.	2.400%	3/1/2031	6,265	5,639
	Omnicom Group Inc.	2.600%	8/1/2031	13,760	12,486
	Omnicom Group Inc.	5.300%	11/1/2034	5,510	5,622
[6]	Omnicom Group Inc.	3.375%	3/1/2041	3,796	2,865
[6]	Omnicom Group Inc.	5.400%	10/1/2048	6,398	5,906
	Orange SA	9.000%	3/1/2031	31,385	37,772
	Orange SA	5.375%	1/13/2042	17,856	17,478
	Orange SA	5.500%	2/6/2044	6,580	6,479
	Paramount Global	2.900%	1/15/2027	8,722	8,578
	Paramount Global	3.375%	2/15/2028	4,883	4,745
	Paramount Global	3.700%	6/1/2028	9,986	9,761
	Paramount Global	4.200%	6/1/2029	9,773	9,523
	Paramount Global	7.875%	7/30/2030	29,819	32,221
	Paramount Global	4.950%	1/15/2031	15,249	14,635
	Paramount Global	4.200%	5/19/2032	23,938	21,627
	Paramount Global	5.500%	5/15/2033	11,085	10,564
	Paramount Global	6.875%	4/30/2036	24,916	24,582
	Paramount Global	5.900%	10/15/2040	5,169	4,492
	Paramount Global	4.850%	7/1/2042	21,441	15,790
	Paramount Global	4.375%	3/15/2043	20,060	13,951
	Paramount Global	5.850%	9/1/2043	14,739	12,104
	Paramount Global	5.250%	4/1/2044	6,687	5,049
	Paramount Global	4.900%	8/15/2044	15,616	11,232
	Paramount Global	4.600%	1/15/2045	18,923	13,146
	Paramount Global	4.950%	5/19/2050	8,471	5,959
	Rogers Communications Inc.	5.000%	2/15/2029	23,186	23,629
	Rogers Communications Inc.	3.800%	3/15/2032	22,552	21,256
	Rogers Communications Inc.	5.300%	2/15/2034	35,059	35,327
	Rogers Communications Inc.	7.500%	8/15/2038	3,794	4,384
	Rogers Communications Inc.	4.500%	3/15/2042	23,670	20,201
	Rogers Communications Inc.	4.550%	3/15/2052	27,889	22,225
	Sprint Capital Corp.	6.875%	11/15/2028	31,443	33,748
	Sprint Capital Corp.	8.750%	3/15/2032	30,294	36,647
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	7,178	7,149
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	9,385	9,562
	Take-Two Interactive Software Inc.	4.000%	4/14/2032	6,415	6,220
	TCI Communications Inc.	7.125%	2/15/2028	7,787	8,272
	Telefonica Emisiones SA	4.103%	3/8/2027	20,911	20,905
	Telefonica Emisiones SA	4.665%	3/6/2038	14,044	12,800
	Telefonica Emisiones SA	5.213%	3/8/2047	19,474	17,194
	Telefonica Emisiones SA	4.895%	3/6/2048	7,989	6,712
	Telefonica Emisiones SA	5.520%	3/1/2049	29,054	26,433
28

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Telefonica Europe BV	8.250%	9/15/2030	13,584	15,600
	TELUS Corp.	2.800%	2/16/2027	11,931	11,757
	TELUS Corp.	3.400%	5/13/2032	12,784	11,791
	TELUS Corp.	4.600%	11/16/2048	3,850	3,269
	TELUS Corp.	4.300%	6/15/2049	6,514	5,167
	Tencent Music Entertainment Group	2.000%	9/3/2030	7,319	6,608
	Time Warner Cable Enterprises LLC	8.375%	7/15/2033	3,537	4,082
	Time Warner Cable LLC	6.550%	5/1/2037	27,351	27,884
	Time Warner Cable LLC	6.750%	6/15/2039	19,126	19,328
	Time Warner Cable LLC	5.500%	9/1/2041	4,028	3,530
	Time Warner Cable LLC	4.500%	9/15/2042	11,602	8,920
	T-Mobile USA Inc.	3.750%	4/15/2027	68,715	68,497
	T-Mobile USA Inc.	4.750%	2/1/2028	17,144	17,153
	T-Mobile USA Inc.	2.050%	2/15/2028	33,949	32,604
	T-Mobile USA Inc.	4.950%	3/15/2028	15,688	15,983
	T-Mobile USA Inc.	4.800%	7/15/2028	16,623	16,917
	T-Mobile USA Inc.	2.625%	2/15/2029	12,730	12,162
	T-Mobile USA Inc.	2.400%	3/15/2029	5,497	5,206
	T-Mobile USA Inc.	3.375%	4/15/2029	13,241	12,910
	T-Mobile USA Inc.	4.200%	10/1/2029	1,645	1,648
	T-Mobile USA Inc.	3.875%	4/15/2030	153,243	150,606
	T-Mobile USA Inc.	2.550%	2/15/2031	44,151	40,324
	T-Mobile USA Inc.	2.875%	2/15/2031	17,000	15,793
	T-Mobile USA Inc.	3.500%	4/15/2031	35,407	33,892
	T-Mobile USA Inc.	2.250%	11/15/2031	11,531	10,218
	T-Mobile USA Inc.	2.700%	3/15/2032	13,862	12,462
	T-Mobile USA Inc.	4.625%	1/15/2033	2,393	2,379
	T-Mobile USA Inc.	5.200%	1/15/2033	50,150	51,758
	T-Mobile USA Inc.	5.050%	7/15/2033	62,227	63,475
	T-Mobile USA Inc.	5.750%	1/15/2034	1,917	2,030
	T-Mobile USA Inc.	5.150%	4/15/2034	12,813	13,098
	T-Mobile USA Inc.	4.950%	11/15/2035	10,054	9,999
	T-Mobile USA Inc.	4.375%	4/15/2040	32,044	28,720
	T-Mobile USA Inc.	3.000%	2/15/2041	17,340	12,902
	T-Mobile USA Inc.	4.500%	4/15/2050	47,471	39,068
	T-Mobile USA Inc.	3.300%	2/15/2051	59,897	39,976
	T-Mobile USA Inc.	3.400%	10/15/2052	28,340	19,035
	T-Mobile USA Inc.	5.650%	1/15/2053	16,402	15,854
	T-Mobile USA Inc.	5.750%	1/15/2054	17,192	16,848
	T-Mobile USA Inc.	5.250%	6/15/2055	8,988	8,181
	T-Mobile USA Inc.	5.875%	11/15/2055	8,650	8,624
	T-Mobile USA Inc.	5.700%	1/15/2056	4,044	3,939
	T-Mobile USA Inc.	3.600%	11/15/2060	28,456	18,882
	T-Mobile USA Inc.	5.800%	9/15/2062	684	673
[1]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	2,710	2,682
[1]	TWDC Enterprises 18 Corp.	7.000%	3/1/2032	7,094	8,076
[1]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	12,123	9,806
[1]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	10,910	9,148
[1]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	7,773	5,373
	Uber Technologies Inc.	4.300%	1/15/2030	41,168	41,401
	Uber Technologies Inc.	4.150%	1/15/2031	24,314	24,198
	Uber Technologies Inc.	4.800%	9/15/2034	29,736	29,669
	Uber Technologies Inc.	4.800%	9/15/2035	11,647	11,557
	Uber Technologies Inc.	5.350%	9/15/2054	6,906	6,555
	VeriSign Inc.	2.700%	6/15/2031	9,602	8,743
	VeriSign Inc.	5.250%	6/1/2032	7,538	7,747
	Verizon Communications Inc.	2.100%	3/22/2028	53,163	51,056
	Verizon Communications Inc.	4.016%	12/3/2029	60,461	59,987
	Verizon Communications Inc.	3.150%	3/22/2030	15,301	14,651
	Verizon Communications Inc.	1.500%	9/18/2030	18,295	16,125
	Verizon Communications Inc.	1.680%	10/30/2030	23,195	20,566
	Verizon Communications Inc.	1.750%	1/20/2031	34,715	30,538
	Verizon Communications Inc.	2.550%	3/21/2031	51,530	47,054
	Verizon Communications Inc.	2.355%	3/15/2032	73,902	65,125
	Verizon Communications Inc.	4.750%	1/15/2033	14,166	14,152
	Verizon Communications Inc.	5.050%	5/9/2033	19,564	20,043
	Verizon Communications Inc.	4.500%	8/10/2033	40,371	39,708
	Verizon Communications Inc.	4.400%	11/1/2034	39,351	37,967
	Verizon Communications Inc.	4.780%	2/15/2035	23,325	22,962
	Verizon Communications Inc.	5.250%	4/2/2035	18,429	18,741
29

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	4.272%	1/15/2036	18,817	17,634
	Verizon Communications Inc.	5.000%	1/15/2036	21,836	21,643
	Verizon Communications Inc.	5.250%	3/16/2037	14,362	14,455
[6]	Verizon Communications Inc.	5.401%	7/2/2037	40,016	40,440
	Verizon Communications Inc.	4.812%	3/15/2039	17,629	16,727
	Verizon Communications Inc.	2.650%	11/20/2040	86,516	61,764
	Verizon Communications Inc.	3.400%	3/22/2041	54,735	42,809
	Verizon Communications Inc.	2.850%	9/3/2041	16,996	12,229
	Verizon Communications Inc.	4.750%	11/1/2041	10,737	9,786
	Verizon Communications Inc.	3.850%	11/1/2042	11,022	8,834
	Verizon Communications Inc.	5.750%	11/30/2045	33,843	33,595
	Verizon Communications Inc.	4.862%	8/21/2046	40,950	36,410
	Verizon Communications Inc.	5.500%	3/16/2047	8,287	7,969
	Verizon Communications Inc.	4.522%	9/15/2048	17,028	14,217
	Verizon Communications Inc.	4.000%	3/22/2050	22,677	17,251
	Verizon Communications Inc.	3.550%	3/22/2051	13,745	9,761
	Verizon Communications Inc.	3.875%	3/1/2052	2,370	1,755
	Verizon Communications Inc.	5.875%	11/30/2055	22,153	21,868
	Verizon Communications Inc.	2.987%	10/30/2056	70,416	41,836
	Verizon Communications Inc.	3.000%	11/20/2060	24,725	14,390
	Verizon Communications Inc.	3.700%	3/22/2061	4,040	2,725
	Verizon Communications Inc.	6.000%	11/30/2065	36,187	35,699
	Vodafone Group plc	7.875%	2/15/2030	1,030	1,173
	Vodafone Group plc	6.150%	2/27/2037	5,729	6,224
	Vodafone Group plc	5.250%	5/30/2048	22,411	20,669
	Vodafone Group plc	4.875%	6/19/2049	43,919	38,180
	Vodafone Group plc	4.250%	9/17/2050	19,100	14,928
	Vodafone Group plc	5.625%	2/10/2053	23,163	22,132
	Vodafone Group plc	5.750%	2/10/2063	4,838	4,593
	Vodafone Group plc	5.875%	6/28/2064	13,180	12,745
	Walt Disney Co.	3.700%	3/23/2027	8,620	8,614
	Walt Disney Co.	2.200%	1/13/2028	10,698	10,383
	Walt Disney Co.	2.000%	9/1/2029	20,453	19,123
	Walt Disney Co.	3.800%	3/22/2030	12,990	12,872
	Walt Disney Co.	2.650%	1/13/2031	13,058	12,212
	Walt Disney Co.	6.550%	3/15/2033	10,558	11,924
	Walt Disney Co.	6.200%	12/15/2034	10,366	11,634
	Walt Disney Co.	6.400%	12/15/2035	44,599	50,388
	Walt Disney Co.	4.625%	3/23/2040	13,845	13,255
	Walt Disney Co.	3.500%	5/13/2040	23,360	19,558
	Walt Disney Co.	5.400%	10/1/2043	10,020	10,003
	Walt Disney Co.	4.750%	9/15/2044	20,118	18,331
	Walt Disney Co.	4.950%	10/15/2045	2,816	2,645
	Walt Disney Co.	4.750%	11/15/2046	9,108	8,219
	Walt Disney Co.	2.750%	9/1/2049	26,075	16,522
	Walt Disney Co.	4.700%	3/23/2050	949	849
	Walt Disney Co.	3.600%	1/13/2051	24,164	17,947
	Walt Disney Co.	3.800%	5/13/2060	15,384	11,238
	Weibo Corp.	3.375%	7/8/2030	10,000	9,478
					7,210,575
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	30,815	30,534
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	13,180	13,572
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	18,691	16,946
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	10,111	9,972
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	16,550	17,219
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	10,143	9,311
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	5,611	4,106
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	24,723	20,543
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	20,623	14,003
	Alibaba Group Holding Ltd.	5.625%	11/26/2054	3,280	3,311
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	15,971	13,229
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	13,972	9,026
	Amazon.com Inc.	3.300%	4/13/2027	28,012	27,895
	Amazon.com Inc.	1.200%	6/3/2027	28,917	27,953
	Amazon.com Inc.	3.150%	8/22/2027	56,239	55,836
	Amazon.com Inc.	4.550%	12/1/2027	15,322	15,583
	Amazon.com Inc.	1.650%	5/12/2028	50,283	47,995
	Amazon.com Inc.	3.900%	11/20/2028	50,234	50,385
30

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amazon.com Inc.	3.450%	4/13/2029	39,301	38,826
	Amazon.com Inc.	4.650%	12/1/2029	15,776	16,193
	Amazon.com Inc.	1.500%	6/3/2030	10,215	9,203
	Amazon.com Inc.	4.100%	11/20/2030	54,301	54,350
	Amazon.com Inc.	2.100%	5/12/2031	60,886	54,984
	Amazon.com Inc.	3.600%	4/13/2032	10,876	10,545
	Amazon.com Inc.	4.700%	12/1/2032	17,457	17,938
	Amazon.com Inc.	4.350%	3/20/2033	45,090	44,945
	Amazon.com Inc.	4.800%	12/5/2034	6,239	6,408
	Amazon.com Inc.	4.650%	11/20/2035	40,148	39,958
	Amazon.com Inc.	3.875%	8/22/2037	68,307	62,586
	Amazon.com Inc.	2.875%	5/12/2041	40,622	30,776
	Amazon.com Inc.	4.950%	12/5/2044	8,859	8,513
	Amazon.com Inc.	4.050%	8/22/2047	35,731	29,316
	Amazon.com Inc.	2.500%	6/3/2050	30,953	18,517
	Amazon.com Inc.	3.100%	5/12/2051	34,819	23,335
	Amazon.com Inc.	5.450%	11/20/2055	48,900	47,714
	Amazon.com Inc.	4.250%	8/22/2057	25,607	20,531
	Amazon.com Inc.	2.700%	6/3/2060	29,882	16,921
	Amazon.com Inc.	3.250%	5/12/2061	44,768	28,577
	Amazon.com Inc.	4.100%	4/13/2062	29,304	22,463
	Amazon.com Inc.	5.550%	11/20/2065	45,601	44,171
[1]	American Honda Finance Corp.	2.350%	1/8/2027	6,193	6,095
	American Honda Finance Corp.	4.900%	3/12/2027	17,165	17,353
	American Honda Finance Corp.	4.550%	7/9/2027	9,725	9,819
[1]	American Honda Finance Corp.	4.900%	7/9/2027	6,585	6,677
[1]	American Honda Finance Corp.	4.450%	10/22/2027	11,685	11,790
	American Honda Finance Corp.	4.550%	3/3/2028	4,758	4,808
[1]	American Honda Finance Corp.	2.000%	3/24/2028	16,482	15,790
[1]	American Honda Finance Corp.	5.125%	7/7/2028	10,856	11,132
	American Honda Finance Corp.	4.250%	9/1/2028	27,500	27,653
	American Honda Finance Corp.	5.650%	11/15/2028	7,835	8,171
[1]	American Honda Finance Corp.	2.250%	1/12/2029	3,935	3,724
[1]	American Honda Finance Corp.	4.400%	9/5/2029	7,345	7,418
	American Honda Finance Corp.	4.800%	3/5/2030	8,927	9,111
	American Honda Finance Corp.	4.600%	4/17/2030	27,085	27,363
[1]	American Honda Finance Corp.	4.500%	9/4/2030	33,075	33,180
[1]	American Honda Finance Corp.	1.800%	1/13/2031	12,007	10,588
[1]	American Honda Finance Corp.	5.050%	7/10/2031	14,886	15,278
[1]	American Honda Finance Corp.	4.850%	10/23/2031	2,285	2,327
	American Honda Finance Corp.	5.150%	7/9/2032	4,975	5,110
[1]	American Honda Finance Corp.	4.900%	1/10/2034	18,827	18,906
	American Honda Finance Corp.	5.200%	3/5/2035	11,446	11,598
[1]	American University	3.672%	4/1/2049	6,314	4,777
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/2032	4,424	4,130
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	1,501	1,220
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/2049	3,405	3,129
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	30,702	19,706
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	3,410	2,620
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/2054	12,565	12,108
	AutoNation Inc.	3.800%	11/15/2027	8,255	8,195
	AutoNation Inc.	1.950%	8/1/2028	3,140	2,961
	AutoNation Inc.	4.450%	1/15/2029	9,150	9,176
	AutoNation Inc.	4.750%	6/1/2030	6,704	6,767
	AutoNation Inc.	2.400%	8/1/2031	7,291	6,441
	AutoNation Inc.	3.850%	3/1/2032	1,496	1,407
	AutoNation Inc.	5.890%	3/15/2035	2,103	2,178
	AutoZone Inc.	3.750%	6/1/2027	17,153	17,089
	AutoZone Inc.	4.500%	2/1/2028	4,870	4,915
	AutoZone Inc.	6.250%	11/1/2028	12,063	12,748
	AutoZone Inc.	3.750%	4/18/2029	13,414	13,215
	AutoZone Inc.	5.100%	7/15/2029	17,234	17,729
	AutoZone Inc.	4.000%	4/15/2030	21,707	21,439
	AutoZone Inc.	5.125%	6/15/2030	5,500	5,676
	AutoZone Inc.	1.650%	1/15/2031	8,356	7,321
	AutoZone Inc.	4.750%	8/1/2032	23,179	23,378
	AutoZone Inc.	4.750%	2/1/2033	3,316	3,322
	AutoZone Inc.	5.200%	8/1/2033	5,570	5,709
	AutoZone Inc.	6.550%	11/1/2033	4,591	5,102
	AutoZone Inc.	5.400%	7/15/2034	5,075	5,248
31

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Best Buy Co. Inc.	4.450%	10/1/2028	17,200	17,358
	Best Buy Co. Inc.	1.950%	10/1/2030	2,168	1,949
	Block Financial LLC	2.500%	7/15/2028	7,977	7,612
	Block Financial LLC	3.875%	8/15/2030	18,158	17,483
	Block Financial LLC	5.375%	9/15/2032	8,740	8,796
	BorgWarner Inc.	2.650%	7/1/2027	15,396	15,086
	BorgWarner Inc.	5.400%	8/15/2034	2,999	3,093
	BorgWarner Inc.	4.375%	3/15/2045	7,565	6,328
[1]	Brown University	2.924%	9/1/2050	9,601	6,311
	Brunswick Corp.	5.850%	3/18/2029	5,118	5,301
	Brunswick Corp.	2.400%	8/18/2031	10,600	9,278
	Brunswick Corp.	4.400%	9/15/2032	8,072	7,695
	Brunswick Corp.	5.100%	4/1/2052	518	404
[1]	California Endowment	2.498%	4/1/2051	4,184	2,470
	California Institute of Technology	4.321%	8/1/2045	2,542	2,220
	California Institute of Technology	4.700%	11/1/2111	9,152	7,408
	California Institute of Technology	3.650%	9/1/2119	7,465	4,741
[1]	Case Western Reserve University	5.405%	6/1/2122	4,240	3,850
	Choice Hotels International Inc.	3.700%	12/1/2029	7,390	7,186
	Choice Hotels International Inc.	3.700%	1/15/2031	15,121	14,395
	Choice Hotels International Inc.	5.850%	8/1/2034	16,486	16,811
	Claremont Mckenna College	3.775%	1/1/2122	10,300	6,696
	Cornell University	4.835%	6/15/2034	6,525	6,634
	Darden Restaurants Inc.	3.850%	5/1/2027	9,566	9,543
	Darden Restaurants Inc.	4.350%	10/15/2027	2,404	2,417
	Darden Restaurants Inc.	4.550%	10/15/2029	6,275	6,332
	Darden Restaurants Inc.	4.550%	2/15/2048	1,476	1,207
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	13,260	9,678
	DR Horton Inc.	1.400%	10/15/2027	5,344	5,113
	DR Horton Inc.	4.850%	10/15/2030	18,050	18,430
	DR Horton Inc.	5.000%	10/15/2034	8,125	8,216
	DR Horton Inc.	5.500%	10/15/2035	12,017	12,502
[1]	Duke University	2.682%	10/1/2044	11,253	8,200
[1]	Duke University	2.757%	10/1/2050	4,780	3,057
[1]	Duke University	2.832%	10/1/2055	17,588	11,034
	eBay Inc.	3.600%	6/5/2027	15,101	15,029
	eBay Inc.	4.250%	3/6/2029	7,777	7,804
	eBay Inc.	2.700%	3/11/2030	18,728	17,597
	eBay Inc.	2.600%	5/10/2031	13,433	12,266
	eBay Inc.	5.125%	11/6/2035	14,800	14,807
	eBay Inc.	4.000%	7/15/2042	11,532	9,548
	eBay Inc.	3.650%	5/10/2051	15,215	11,126
[1]	Emory University	2.143%	9/1/2030	7,565	6,925
[1]	Emory University	2.969%	9/1/2050	9,752	6,440
	Ferguson Enterprises Inc.	4.350%	3/15/2031	4,550	4,533
	Ferguson Enterprises Inc.	5.000%	10/3/2034	9,915	9,999
[1]	Ford Foundation	2.415%	6/1/2050	5,830	3,513
[1]	Ford Foundation	2.815%	6/1/2070	18,010	10,220
	Ford Motor Co.	4.346%	12/8/2026	3,427	3,425
	Ford Motor Co.	9.625%	4/22/2030	1,895	2,196
	Ford Motor Co.	7.450%	7/16/2031	2,501	2,764
	Ford Motor Co.	3.250%	2/12/2032	37,320	32,911
	Ford Motor Co.	6.100%	8/19/2032	2,045	2,107
	Ford Motor Co.	4.750%	1/15/2043	50,236	39,689
	Ford Motor Co.	7.400%	11/1/2046	1,593	1,717
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	10,057	10,009
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	5,277	5,342
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	17,943	18,215
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	15,840	15,894
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	15,782	15,671
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	11,852	11,673
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	9,824	10,255
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	9,439	9,086
	Ford Motor Credit Co. LLC	5.918%	3/20/2028	545	558
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	9,485	9,896
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	26,948	28,252
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	7,116	6,684
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	8,582	8,770
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	13,247	13,273
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	16,254	16,355
32

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	28,190	28,931
	Ford Motor Credit Co. LLC	7.350%	3/6/2030	18,115	19,441
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	15,298	16,378
	Ford Motor Credit Co. LLC	5.730%	9/5/2030	32,335	32,844
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	27,631	26,054
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	9,459	9,711
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	2,245	2,056
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	43,211	44,243
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	7,429	7,765
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	18,765	20,157
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	1,069	1,085
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	3,551	3,677
	Ford Motor Credit Co. LLC	5.869%	10/31/2035	4,075	4,024
	Fortune Brands Innovations Inc.	3.250%	9/15/2029	13,455	12,935
	Fortune Brands Innovations Inc.	4.000%	3/25/2032	5,375	5,152
	Fortune Brands Innovations Inc.	5.875%	6/1/2033	9,465	10,007
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	5,356	4,310
	General Motors Co.	4.200%	10/1/2027	2,554	2,557
	General Motors Co.	5.350%	4/15/2028	11,734	12,023
	General Motors Co.	5.000%	10/1/2028	11,524	11,732
	General Motors Co.	5.400%	10/15/2029	3,952	4,093
	General Motors Co.	5.625%	4/15/2030	23,440	24,416
	General Motors Co.	5.600%	10/15/2032	2,971	3,106
	General Motors Co.	5.000%	4/1/2035	22,578	22,153
	General Motors Co.	6.250%	4/15/2035	17,490	18,543
	General Motors Co.	6.600%	4/1/2036	12,596	13,702
	General Motors Co.	5.150%	4/1/2038	18,884	18,150
	General Motors Co.	6.250%	10/2/2043	54,521	55,261
	General Motors Co.	5.200%	4/1/2045	5,365	4,815
	General Motors Co.	6.750%	4/1/2046	22,625	24,182
	General Motors Co.	5.400%	4/1/2048	10,974	9,960
	General Motors Co.	5.950%	4/1/2049	3,000	2,910
	General Motors Financial Co. Inc.	4.350%	1/17/2027	26,478	26,527
	General Motors Financial Co. Inc.	5.000%	4/9/2027	6,484	6,553
	General Motors Financial Co. Inc.	5.400%	5/8/2027	9,930	10,094
	General Motors Financial Co. Inc.	5.000%	7/15/2027	3,840	3,890
	General Motors Financial Co. Inc.	5.350%	7/15/2027	5,902	6,007
	General Motors Financial Co. Inc.	2.700%	8/20/2027	20,519	20,060
	General Motors Financial Co. Inc.	3.850%	1/5/2028	9,596	9,545
	General Motors Financial Co. Inc.	6.000%	1/9/2028	1,692	1,748
	General Motors Financial Co. Inc.	5.050%	4/4/2028	15,566	15,849
	General Motors Financial Co. Inc.	2.400%	4/10/2028	18,091	17,417
	General Motors Financial Co. Inc.	5.800%	6/23/2028	6,649	6,889
	General Motors Financial Co. Inc.	2.400%	10/15/2028	638	608
	General Motors Financial Co. Inc.	4.200%	10/27/2028	2,053	2,056
	General Motors Financial Co. Inc.	5.800%	1/7/2029	4,422	4,611
	General Motors Financial Co. Inc.	4.300%	4/6/2029	15,398	15,367
	General Motors Financial Co. Inc.	5.550%	7/15/2029	45,245	46,901
	General Motors Financial Co. Inc.	4.900%	10/6/2029	27,979	28,422
	General Motors Financial Co. Inc.	5.350%	1/7/2030	23,952	24,730
	General Motors Financial Co. Inc.	5.850%	4/6/2030	9,553	10,038
	General Motors Financial Co. Inc.	3.600%	6/21/2030	18,191	17,524
	General Motors Financial Co. Inc.	5.450%	7/15/2030	1,113	1,156
	General Motors Financial Co. Inc.	2.350%	1/8/2031	13,948	12,534
	General Motors Financial Co. Inc.	5.750%	2/8/2031	8,432	8,868
	General Motors Financial Co. Inc.	2.700%	6/10/2031	17,448	15,799
	General Motors Financial Co. Inc.	5.600%	6/18/2031	13,761	14,338
	General Motors Financial Co. Inc.	3.100%	1/12/2032	1,352	1,232
	General Motors Financial Co. Inc.	5.625%	4/4/2032	1,710	1,780
	General Motors Financial Co. Inc.	6.400%	1/9/2033	2,385	2,574
	General Motors Financial Co. Inc.	6.100%	1/7/2034	23,890	25,307
	General Motors Financial Co. Inc.	5.950%	4/4/2034	5,450	5,708
	General Motors Financial Co. Inc.	5.450%	9/6/2034	2,480	2,516
	General Motors Financial Co. Inc.	5.900%	1/7/2035	23,419	24,382
	General Motors Financial Co. Inc.	6.150%	7/15/2035	37,148	39,163
	Genuine Parts Co.	6.500%	11/1/2028	7,438	7,861
	Genuine Parts Co.	4.950%	8/15/2029	19,011	19,328
	Genuine Parts Co.	1.875%	11/1/2030	23,661	20,779
	Genuine Parts Co.	6.875%	11/1/2033	4,825	5,363
[1]	George Washington University	4.300%	9/15/2044	7,110	6,051
33

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	George Washington University	4.868%	9/15/2045	8,309	7,603
[1]	George Washington University	4.126%	9/15/2048	13,562	11,048
[1]	Georgetown University	4.315%	4/1/2049	11,410	9,448
[1]	Georgetown University	2.943%	4/1/2050	9,378	6,032
	Georgetown University	5.115%	4/1/2053	4,155	3,844
[1]	Georgetown University	5.215%	10/1/2118	4,132	3,624
	Harley-Davidson Inc.	4.625%	7/28/2045	11,397	9,172
	Hasbro Inc.	3.500%	9/15/2027	10,106	9,998
	Hasbro Inc.	3.900%	11/19/2029	12,085	11,880
	Hasbro Inc.	6.350%	3/15/2040	7,884	8,272
	Hasbro Inc.	5.100%	5/15/2044	3,987	3,557
	Home Depot Inc.	2.500%	4/15/2027	21,725	21,391
	Home Depot Inc.	2.800%	9/14/2027	26,042	25,645
	Home Depot Inc.	0.900%	3/15/2028	4,338	4,089
	Home Depot Inc.	1.500%	9/15/2028	8,308	7,837
	Home Depot Inc.	3.750%	9/15/2028	5,258	5,259
	Home Depot Inc.	3.900%	12/6/2028	6,413	6,439
	Home Depot Inc.	4.900%	4/15/2029	3,936	4,050
	Home Depot Inc.	2.950%	6/15/2029	31,604	30,587
	Home Depot Inc.	4.750%	6/25/2029	18,113	18,576
	Home Depot Inc.	2.700%	4/15/2030	33,248	31,449
	Home Depot Inc.	3.950%	9/15/2030	6,412	6,391
	Home Depot Inc.	1.375%	3/15/2031	18,197	15,802
	Home Depot Inc.	4.850%	6/25/2031	4,745	4,906
	Home Depot Inc.	1.875%	9/15/2031	15,434	13,589
	Home Depot Inc.	3.250%	4/15/2032	39,124	36,827
	Home Depot Inc.	4.500%	9/15/2032	14,424	14,601
	Home Depot Inc.	4.950%	6/25/2034	22,443	22,942
	Home Depot Inc.	4.650%	9/15/2035	12,254	12,140
	Home Depot Inc.	5.875%	12/16/2036	73,657	79,701
	Home Depot Inc.	3.300%	4/15/2040	11,726	9,589
	Home Depot Inc.	5.400%	9/15/2040	8,352	8,628
	Home Depot Inc.	5.950%	4/1/2041	2,682	2,869
	Home Depot Inc.	4.200%	4/1/2043	8,077	6,998
	Home Depot Inc.	4.875%	2/15/2044	2,239	2,089
	Home Depot Inc.	4.400%	3/15/2045	3,139	2,726
	Home Depot Inc.	4.250%	4/1/2046	13,482	11,405
	Home Depot Inc.	3.900%	6/15/2047	21,014	16,704
	Home Depot Inc.	4.500%	12/6/2048	993	857
	Home Depot Inc.	3.125%	12/15/2049	35,354	24,065
	Home Depot Inc.	3.350%	4/15/2050	33,874	23,891
	Home Depot Inc.	2.375%	3/15/2051	6,355	3,640
	Home Depot Inc.	2.750%	9/15/2051	12,442	7,687
	Home Depot Inc.	3.625%	4/15/2052	45,836	33,440
	Home Depot Inc.	4.950%	9/15/2052	2,342	2,142
	Home Depot Inc.	5.300%	6/25/2054	7,475	7,145
	Home Depot Inc.	3.500%	9/15/2056	4,117	2,870
	Home Depot Inc.	5.400%	6/25/2064	1,649	1,575
	Honda Motor Co. Ltd.	2.534%	3/10/2027	1,341	1,319
	Honda Motor Co. Ltd.	4.436%	7/8/2028	20,900	21,083
	Honda Motor Co. Ltd.	4.688%	7/8/2030	26,010	26,311
	Honda Motor Co. Ltd.	2.967%	3/10/2032	15,131	13,821
	Honda Motor Co. Ltd.	5.337%	7/8/2035	17,440	17,808
[1]	Howard University	5.209%	10/1/2052	4,440	3,787
	Hyatt Hotels Corp.	5.750%	1/30/2027	7,547	7,664
	Hyatt Hotels Corp.	5.050%	3/30/2028	4,099	4,174
	Hyatt Hotels Corp.	4.375%	9/15/2028	12,538	12,572
	Hyatt Hotels Corp.	5.250%	6/30/2029	7,409	7,628
	Hyatt Hotels Corp.	5.750%	4/23/2030	21,115	22,073
	Hyatt Hotels Corp.	5.375%	12/15/2031	10,750	11,066
	Hyatt Hotels Corp.	5.750%	3/30/2032	1,320	1,384
	Hyatt Hotels Corp.	5.500%	6/30/2034	7,543	7,784
	Hyatt Hotels Corp.	5.400%	12/15/2035	6,650	6,671
	JD.com Inc.	3.375%	1/14/2030	10,156	9,874
	JD.com Inc.	4.125%	1/14/2050	3,885	3,171
[1]	Johns Hopkins University	4.705%	7/1/2032	6,935	7,047
[1]	Johns Hopkins University	4.083%	7/1/2053	7,314	5,880
[1]	Johns Hopkins University	2.813%	1/1/2060	12,582	7,383
	Las Vegas Sands Corp.	5.900%	6/1/2027	15,105	15,394
	Las Vegas Sands Corp.	5.625%	6/15/2028	2,475	2,538
34

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Las Vegas Sands Corp.	3.900%	8/8/2029	5,727	5,579
	Las Vegas Sands Corp.	6.000%	8/15/2029	4,264	4,449
	Las Vegas Sands Corp.	6.000%	6/14/2030	5,655	5,928
	Las Vegas Sands Corp.	6.200%	8/15/2034	9,301	9,782
	Lear Corp.	3.800%	9/15/2027	3,546	3,529
	Lear Corp.	4.250%	5/15/2029	13,798	13,750
	Lear Corp.	3.500%	5/30/2030	8,740	8,395
	Lear Corp.	2.600%	1/15/2032	4,478	3,979
	Lear Corp.	5.250%	5/15/2049	10,731	9,679
	Lear Corp.	3.550%	1/15/2052	4,020	2,725
	Leggett & Platt Inc.	3.500%	11/15/2027	14,220	13,995
	Leggett & Platt Inc.	4.400%	3/15/2029	8,885	8,790
	Leggett & Platt Inc.	3.500%	11/15/2051	5,760	3,783
	Leland Stanford Junior University	1.289%	6/1/2027	5,418	5,241
	Leland Stanford Junior University	4.679%	3/1/2035	9,195	9,267
	Leland Stanford Junior University	3.647%	5/1/2048	14,338	11,292
	Leland Stanford Junior University	2.413%	6/1/2050	10,086	6,066
	Lennar Corp.	5.000%	6/15/2027	5,482	5,524
	Lennar Corp.	4.750%	11/29/2027	18,549	18,712
	Lennar Corp.	5.200%	7/30/2030	2,339	2,405
	Lowe's Cos. Inc.	3.350%	4/1/2027	10,391	10,320
	Lowe's Cos. Inc.	3.100%	5/3/2027	18,017	17,820
	Lowe's Cos. Inc.	3.950%	10/15/2027	22,467	22,488
	Lowe's Cos. Inc.	1.300%	4/15/2028	7,989	7,535
	Lowe's Cos. Inc.	1.700%	9/15/2028	10,757	10,140
	Lowe's Cos. Inc.	4.000%	10/15/2028	24,634	24,677
	Lowe's Cos. Inc.	6.500%	3/15/2029	4,374	4,690
	Lowe's Cos. Inc.	3.650%	4/5/2029	6,024	5,946
	Lowe's Cos. Inc.	4.500%	4/15/2030	22,721	23,014
	Lowe's Cos. Inc.	1.700%	10/15/2030	10,447	9,279
	Lowe's Cos. Inc.	4.250%	3/15/2031	29,821	29,698
	Lowe's Cos. Inc.	2.625%	4/1/2031	31,719	29,098
	Lowe's Cos. Inc.	3.750%	4/1/2032	31,995	30,668
	Lowe's Cos. Inc.	4.500%	10/15/2032	31,750	31,583
	Lowe's Cos. Inc.	5.000%	4/15/2033	2,190	2,243
	Lowe's Cos. Inc.	5.150%	7/1/2033	14,979	15,467
	Lowe's Cos. Inc.	4.850%	10/15/2035	8,288	8,217
	Lowe's Cos. Inc.	5.000%	4/15/2040	12,242	11,857
	Lowe's Cos. Inc.	2.800%	9/15/2041	1,635	1,173
	Lowe's Cos. Inc.	3.700%	4/15/2046	4,613	3,485
	Lowe's Cos. Inc.	4.050%	5/3/2047	20,155	15,920
	Lowe's Cos. Inc.	4.550%	4/5/2049	28,019	23,376
	Lowe's Cos. Inc.	5.125%	4/15/2050	10,035	9,055
	Lowe's Cos. Inc.	3.000%	10/15/2050	11,553	7,321
	Lowe's Cos. Inc.	3.500%	4/1/2051	1,556	1,079
	Lowe's Cos. Inc.	4.250%	4/1/2052	26,489	20,846
	Lowe's Cos. Inc.	5.625%	4/15/2053	19,689	19,082
	Lowe's Cos. Inc.	5.750%	7/1/2053	25,012	24,711
	Lowe's Cos. Inc.	4.450%	4/1/2062	15,456	12,103
	Lowe's Cos. Inc.	5.800%	9/15/2062	8,707	8,513
	Lowe's Cos. Inc.	5.850%	4/1/2063	1,225	1,200
	Magna International Inc.	5.050%	3/14/2029	5,827	5,986
	Magna International Inc.	2.450%	6/15/2030	8,304	7,710
	Magna International Inc.	5.500%	3/21/2033	7,509	7,863
	Magna International Inc.	5.875%	6/1/2035	5,355	5,673
	Marriott International Inc.	4.200%	7/15/2027	4,760	4,778
[1]	Marriott International Inc.	4.000%	4/15/2028	12,306	12,319
	Marriott International Inc.	5.550%	10/15/2028	7,631	7,924
[1]	Marriott International Inc.	4.650%	12/1/2028	4,570	4,650
	Marriott International Inc.	4.875%	5/15/2029	8,021	8,195
	Marriott International Inc.	4.800%	3/15/2030	7,750	7,916
[1]	Marriott International Inc.	4.625%	6/15/2030	23,384	23,735
[1]	Marriott International Inc.	2.850%	4/15/2031	17,873	16,586
	Marriott International Inc.	4.500%	10/15/2031	2,425	2,430
[1]	Marriott International Inc.	3.500%	10/15/2032	11,134	10,397
[1]	Marriott International Inc.	2.750%	10/15/2033	5,089	4,446
	Marriott International Inc.	5.300%	5/15/2034	8,205	8,465
	Marriott International Inc.	5.350%	3/15/2035	2,900	2,981
	Marriott International Inc.	5.250%	10/15/2035	8,184	8,292
	Marriott International Inc.	5.500%	4/15/2037	2,993	3,062
35

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	3.500%	11/15/2027	7,167	7,092
	Masco Corp.	1.500%	2/15/2028	10,983	10,395
	Masco Corp.	2.000%	10/1/2030	4,081	3,646
	Masco Corp.	2.000%	2/15/2031	9,053	8,003
	Masco Corp.	4.500%	5/15/2047	7,360	6,246
	Masco Corp.	3.125%	2/15/2051	1,054	693
[1]	Massachusetts Institute of Technology	3.959%	7/1/2038	6,363	5,891
[1]	Massachusetts Institute of Technology	2.989%	7/1/2050	9,682	6,524
[1]	Massachusetts Institute of Technology	2.294%	7/1/2051	8,252	4,648
	Massachusetts Institute of Technology	3.067%	4/1/2052	8,035	5,384
	Massachusetts Institute of Technology	5.618%	6/1/2055	4,721	4,846
	Massachusetts Institute of Technology	5.600%	7/1/2111	11,341	11,303
	Massachusetts Institute of Technology	4.678%	7/1/2114	8,046	6,697
	Massachusetts Institute of Technology	3.885%	7/1/2116	6,890	4,777
	Mattel Inc.	5.000%	11/17/2030	2,300	2,315
	Mattel Inc.	5.450%	11/1/2041	4,175	3,924
[1]	McDonald's Corp.	3.500%	3/1/2027	16,270	16,201
[1]	McDonald's Corp.	3.500%	7/1/2027	9,674	9,624
[1]	McDonald's Corp.	3.800%	4/1/2028	23,006	22,973
	McDonald's Corp.	4.800%	8/14/2028	8,030	8,201
[1]	McDonald's Corp.	5.000%	5/17/2029	8,259	8,499
[1]	McDonald's Corp.	2.625%	9/1/2029	17,672	16,847
[1]	McDonald's Corp.	2.125%	3/1/2030	17,176	15,868
	McDonald's Corp.	4.600%	5/15/2030	3,092	3,146
[1]	McDonald's Corp.	3.600%	7/1/2030	12,723	12,482
	McDonald's Corp.	4.400%	2/12/2031	3,625	3,652
[1]	McDonald's Corp.	4.600%	9/9/2032	2,580	2,627
	McDonald's Corp.	4.950%	8/14/2033	17,094	17,624
	McDonald's Corp.	4.950%	3/3/2035	52,070	52,653
[1]	McDonald's Corp.	4.700%	12/9/2035	13,110	13,040
	McDonald's Corp.	5.000%	2/13/2036	13,705	13,824
[1]	McDonald's Corp.	6.300%	10/15/2037	1,930	2,149
[1]	McDonald's Corp.	6.300%	3/1/2038	10,589	11,701
[1]	McDonald's Corp.	5.700%	2/1/2039	11,774	12,336
[1]	McDonald's Corp.	4.875%	7/15/2040	2,361	2,267
[1]	McDonald's Corp.	3.700%	2/15/2042	7,804	6,365
[1]	McDonald's Corp.	3.625%	5/1/2043	3,809	3,010
[1]	McDonald's Corp.	4.600%	5/26/2045	12,368	10,880
[1]	McDonald's Corp.	4.875%	12/9/2045	9,319	8,480
[1]	McDonald's Corp.	4.450%	3/1/2047	14,093	12,047
[1]	McDonald's Corp.	4.450%	9/1/2048	5,711	4,823
[1]	McDonald's Corp.	3.625%	9/1/2049	2,354	1,729
[1]	McDonald's Corp.	4.200%	4/1/2050	12,981	10,445
[1]	McDonald's Corp.	5.150%	9/9/2052	23,760	22,039
	McDonald's Corp.	5.450%	8/14/2053	3,993	3,874
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	11,218	13,287
[6]	Mercedes-Benz Finance North America LLC	2.450%	3/2/2031	3,000	2,727
	Meritage Homes Corp.	5.650%	3/15/2035	3,132	3,199
	Mohawk Industries Inc.	5.850%	9/18/2028	6,670	6,935
	Mohawk Industries Inc.	3.625%	5/15/2030	6,585	6,386
	NIKE Inc.	2.750%	3/27/2027	7,215	7,131
	NIKE Inc.	2.850%	3/27/2030	29,056	27,716
	NIKE Inc.	3.250%	3/27/2040	2,257	1,829
	NIKE Inc.	3.625%	5/1/2043	7,904	6,349
	NIKE Inc.	3.875%	11/1/2045	4,074	3,281
	NIKE Inc.	3.375%	11/1/2046	3,485	2,582
	NIKE Inc.	3.375%	3/27/2050	22,885	16,380
[1]	Northeastern University	2.894%	10/1/2050	4,075	2,730
	Northwestern University	4.940%	12/1/2035	9,225	9,418
[1]	Northwestern University	4.643%	12/1/2044	14,941	14,223
[1]	Northwestern University	2.640%	12/1/2050	5,813	3,648
[1]	Northwestern University	3.662%	12/1/2057	8,287	6,028
	NVR Inc.	3.000%	5/15/2030	12,790	12,112
	O'Reilly Automotive Inc.	3.600%	9/1/2027	22,089	21,951
	O'Reilly Automotive Inc.	4.350%	6/1/2028	5,233	5,274
	O'Reilly Automotive Inc.	3.900%	6/1/2029	15,690	15,562
	O'Reilly Automotive Inc.	4.200%	4/1/2030	9,333	9,300
	O'Reilly Automotive Inc.	1.750%	3/15/2031	5,410	4,737
	O'Reilly Automotive Inc.	4.700%	6/15/2032	7,037	7,099
	O'Reilly Automotive Inc.	5.000%	8/19/2034	4,725	4,758
36

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Owens Corning	5.500%	6/15/2027	2,755	2,812
	Owens Corning	3.950%	8/15/2029	5,689	5,638
	Owens Corning	3.500%	2/15/2030	2,210	2,141
	Owens Corning	5.700%	6/15/2034	11,725	12,311
	Owens Corning	7.000%	12/1/2036	2,332	2,644
	Owens Corning	4.300%	7/15/2047	10,645	8,652
	Owens Corning	4.400%	1/30/2048	5,510	4,509
	Owens Corning	5.950%	6/15/2054	11,394	11,543
	Polaris Inc.	5.600%	3/1/2031	5,594	5,653
	President & Fellows of Harvard College	4.887%	3/15/2030	6,000	6,193
[1]	President & Fellows of Harvard College	4.609%	2/15/2035	8,875	8,957
	President & Fellows of Harvard College	4.875%	10/15/2040	6,312	6,229
	President & Fellows of Harvard College	3.150%	7/15/2046	12,302	8,919
	President & Fellows of Harvard College	2.517%	10/15/2050	13,710	8,339
	President & Fellows of Harvard College	3.745%	11/15/2052	8,053	6,129
	President & Fellows of Harvard College	3.300%	7/15/2056	16,076	11,030
	PulteGroup Inc.	5.000%	1/15/2027	7,152	7,203
	PulteGroup Inc.	7.875%	6/15/2032	2,164	2,537
	PulteGroup Inc.	6.375%	5/15/2033	6,581	7,219
	PulteGroup Inc.	6.000%	2/15/2035	2,232	2,398
	PVH Corp.	5.500%	6/13/2030	18,225	18,530
	Ralph Lauren Corp.	2.950%	6/15/2030	10,997	10,448
	Ralph Lauren Corp.	5.000%	6/15/2032	15,050	15,467
[1]	Rockefeller Foundation	2.492%	10/1/2050	19,534	11,798
	Rollins Inc.	5.250%	2/24/2035	3,026	3,089
	Ross Stores Inc.	1.875%	4/15/2031	8,065	7,101
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	4,587	4,844
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	8,416	8,318
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	23,379	23,475
	Sands China Ltd.	2.300%	3/8/2027	9,074	8,846
	Sands China Ltd.	5.400%	8/8/2028	22,790	23,201
	Sands China Ltd.	2.850%	3/8/2029	9,105	8,616
	Sands China Ltd.	4.375%	6/18/2030	10,986	10,821
	Sands China Ltd.	3.250%	8/8/2031	6,721	6,188
	Sekisui House US Inc.	3.850%	1/15/2030	960	924
	Sekisui House US Inc.	2.500%	1/15/2031	2,863	2,543
	Sekisui House US Inc.	6.000%	1/15/2043	12,734	11,896
	Snap-on Inc.	3.250%	3/1/2027	3,497	3,471
	Snap-on Inc.	4.100%	3/1/2048	5,219	4,290
	Snap-on Inc.	3.100%	5/1/2050	8,506	5,767
	Stanley Black & Decker Inc.	4.250%	11/15/2028	3,753	3,758
	Stanley Black & Decker Inc.	2.300%	3/15/2030	26,829	24,571
	Stanley Black & Decker Inc.	5.200%	9/1/2040	9,340	9,091
	Stanley Black & Decker Inc.	4.850%	11/15/2048	6,650	5,837
	Stanley Black & Decker Inc.	2.750%	11/15/2050	2,995	1,776
	Starbucks Corp.	4.850%	2/8/2027	24,993	25,214
	Starbucks Corp.	2.000%	3/12/2027	5,480	5,355
	Starbucks Corp.	4.500%	5/15/2028	6,905	6,975
	Starbucks Corp.	4.000%	11/15/2028	21,335	21,311
	Starbucks Corp.	3.550%	8/15/2029	23,757	23,341
	Starbucks Corp.	2.250%	3/12/2030	16,676	15,380
	Starbucks Corp.	4.800%	5/15/2030	6,756	6,898
	Starbucks Corp.	2.550%	11/15/2030	31,229	28,874
	Starbucks Corp.	4.900%	2/15/2031	5,925	6,092
	Starbucks Corp.	3.000%	2/14/2032	19,612	18,076
	Starbucks Corp.	4.800%	2/15/2033	20,305	20,538
	Starbucks Corp.	5.000%	2/15/2034	8,459	8,620
	Starbucks Corp.	5.400%	5/15/2035	5,268	5,472
	Starbucks Corp.	4.300%	6/15/2045	8,204	6,810
	Starbucks Corp.	3.750%	12/1/2047	11,625	8,668
	Starbucks Corp.	4.500%	11/15/2048	5,134	4,280
	Starbucks Corp.	4.450%	8/15/2049	2,859	2,362
	Starbucks Corp.	3.350%	3/12/2050	1,004	685
	Starbucks Corp.	3.500%	11/15/2050	15,006	10,523
[1]	Tapestry Inc.	4.125%	7/15/2027	5,583	5,579
	Tapestry Inc.	5.100%	3/11/2030	11,917	12,230
	Tapestry Inc.	3.050%	3/15/2032	4,408	4,015
	Tapestry Inc.	5.500%	3/11/2035	2,287	2,339
	Thomas Jefferson University	3.847%	11/1/2057	5,961	4,199
	TJX Cos. Inc.	1.150%	5/15/2028	6,910	6,495
37

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TJX Cos. Inc.	3.875%	4/15/2030	10,736	10,690
	TJX Cos. Inc.	1.600%	5/15/2031	4,174	3,666
	TJX Cos. Inc.	4.500%	4/15/2050	3,256	2,812
	Toll Brothers Finance Corp.	4.875%	3/15/2027	880	886
	Toll Brothers Finance Corp.	4.350%	2/15/2028	14,476	14,529
	Toll Brothers Finance Corp.	3.800%	11/1/2029	6,433	6,323
	Toll Brothers Finance Corp.	5.600%	6/15/2035	4,161	4,305
	Toyota Motor Corp.	4.186%	6/30/2027	12,243	12,315
	Toyota Motor Corp.	5.118%	7/13/2028	5,978	6,158
	Toyota Motor Corp.	3.669%	7/20/2028	2,121	2,115
	Toyota Motor Corp.	2.760%	7/2/2029	13,176	12,638
	Toyota Motor Corp.	5.123%	7/13/2033	3,210	3,333
	Toyota Motor Corp.	5.053%	6/30/2035	6,405	6,581
	Toyota Motor Credit Corp.	4.600%	1/8/2027	19,472	19,638
[1]	Toyota Motor Credit Corp.	3.200%	1/11/2027	13,783	13,698
[1]	Toyota Motor Credit Corp.	1.900%	1/13/2027	3,728	3,657
[1]	Toyota Motor Credit Corp.	5.000%	3/19/2027	12,405	12,584
	Toyota Motor Credit Corp.	4.500%	5/14/2027	14,155	14,291
[1]	Toyota Motor Credit Corp.	1.150%	8/13/2027	9,303	8,928
[1]	Toyota Motor Credit Corp.	4.350%	10/8/2027	8,215	8,297
	Toyota Motor Credit Corp.	5.450%	11/10/2027	6,044	6,222
[1]	Toyota Motor Credit Corp.	3.050%	1/11/2028	8,939	8,812
[1]	Toyota Motor Credit Corp.	1.900%	4/6/2028	10,298	9,874
	Toyota Motor Credit Corp.	4.050%	9/5/2028	23,245	23,358
[1]	Toyota Motor Credit Corp.	5.250%	9/11/2028	12,012	12,422
[1]	Toyota Motor Credit Corp.	4.650%	1/5/2029	8,803	8,962
	Toyota Motor Credit Corp.	3.650%	1/8/2029	13,677	13,540
	Toyota Motor Credit Corp.	5.050%	5/16/2029	7,204	7,432
[1]	Toyota Motor Credit Corp.	4.450%	6/29/2029	7,637	7,729
	Toyota Motor Credit Corp.	4.550%	8/9/2029	464	472
	Toyota Motor Credit Corp.	4.950%	1/9/2030	16,934	17,442
[1]	Toyota Motor Credit Corp.	2.150%	2/13/2030	16,107	14,936
[1]	Toyota Motor Credit Corp.	3.375%	4/1/2030	15,358	14,923
	Toyota Motor Credit Corp.	4.800%	5/15/2030	11,545	11,838
[1]	Toyota Motor Credit Corp.	4.550%	5/17/2030	23,668	24,069
	Toyota Motor Credit Corp.	5.550%	11/20/2030	20,710	21,902
[1]	Toyota Motor Credit Corp.	1.650%	1/10/2031	9,365	8,271
	Toyota Motor Credit Corp.	5.100%	3/21/2031	22,616	23,472
	Toyota Motor Credit Corp.	1.900%	9/12/2031	22,184	19,473
[1]	Toyota Motor Credit Corp.	4.600%	10/10/2031	20,265	20,544
[1]	Toyota Motor Credit Corp.	2.400%	1/13/2032	4,285	3,836
	Toyota Motor Credit Corp.	4.650%	9/3/2032	13,630	13,750
	Toyota Motor Credit Corp.	4.700%	1/12/2033	3,480	3,521
[1]	Toyota Motor Credit Corp.	4.800%	1/5/2034	7,756	7,903
	Toyota Motor Credit Corp.	5.350%	1/9/2035	17,455	18,267
	Tractor Supply Co.	1.750%	11/1/2030	8,604	7,625
	Tractor Supply Co.	5.250%	5/15/2033	6,289	6,500
[1]	Trustees of Boston College	3.129%	7/1/2052	5,463	3,756
[1]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	4,125	4,043
	Trustees of Dartmouth College	4.273%	6/1/2030	5,100	5,143
	Trustees of Princeton University	5.700%	3/1/2039	10,730	11,548
[1]	Trustees of Princeton University	2.516%	7/1/2050	19,975	12,388
	Trustees of Princeton University	4.201%	3/1/2052	9,775	8,123
[1]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	6,311	3,714
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	4,392	3,598
	Trustees of the University of Pennsylvania	3.610%	2/15/2119	3,879	2,470
[1]	University of Chicago	2.761%	4/1/2045	7,943	6,313
[1]	University of Chicago	2.547%	4/1/2050	10,959	7,163
[1]	University of Chicago	4.003%	10/1/2053	11,905	9,377
[1]	University of Miami	4.063%	4/1/2052	11,405	9,130
[1]	University of Notre Dame du Lac	3.438%	2/15/2045	22,355	17,394
[1]	University of Notre Dame du Lac	3.394%	2/15/2048	11,724	8,818
[1]	University of Southern California	3.028%	10/1/2039	13,935	11,601
[1]	University of Southern California	3.841%	10/1/2047	16,170	12,934
	University of Southern California	2.805%	10/1/2050	8,467	5,382
[1]	University of Southern California	2.945%	10/1/2051	9,665	6,272
	University of Southern California	4.976%	10/1/2053	6,665	6,161
	University of Southern California	5.250%	10/1/2111	3,523	3,271
[1]	University of Southern California	3.226%	10/1/2120	2,579	1,485
[1]	Washington University	3.524%	4/15/2054	16,734	12,113
38

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Washington University	4.349%	4/15/2122	7,150	5,397
[1]	William Marsh Rice University	3.574%	5/15/2045	12,792	10,133
[1]	William Marsh Rice University	3.774%	5/15/2055	4,645	3,540
[1]	Yale University	1.482%	4/15/2030	13,332	12,019
[1]	Yale University	2.402%	4/15/2050	14,022	8,393
					6,720,153
Consumer Staples (1.5%)
	Ahold Finance USA LLC	6.875%	5/1/2029	5,524	5,974
	Altria Group Inc.	4.875%	2/4/2028	1,495	1,520
	Altria Group Inc.	4.800%	2/14/2029	26,696	27,155
	Altria Group Inc.	3.400%	5/6/2030	7,565	7,283
	Altria Group Inc.	4.500%	8/6/2030	5,000	5,034
	Altria Group Inc.	2.450%	2/4/2032	21,174	18,730
	Altria Group Inc.	5.625%	2/6/2035	7,085	7,364
	Altria Group Inc.	5.250%	8/6/2035	6,045	6,117
	Altria Group Inc.	5.800%	2/14/2039	23,416	24,104
	Altria Group Inc.	3.400%	2/4/2041	37,870	29,242
	Altria Group Inc.	4.250%	8/9/2042	9,957	8,297
	Altria Group Inc.	4.500%	5/2/2043	19,439	16,587
	Altria Group Inc.	3.875%	9/16/2046	33,743	25,344
	Altria Group Inc.	5.950%	2/14/2049	22,879	22,860
	Altria Group Inc.	4.450%	5/6/2050	15,685	12,539
	Altria Group Inc.	3.700%	2/4/2051	14,740	10,414
	Altria Group Inc.	6.200%	2/14/2059	3,245	3,239
	Altria Group Inc.	4.000%	2/4/2061	427	308
[1]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	87,249	86,355
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	140,977	130,345
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	25,877	25,551
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	38,337	35,355
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	72,321	73,808
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	32,712	31,936
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/2031	11,695	12,113
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	9,248	9,561
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/2035	3,527	3,842
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	39,523	50,965
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	24,903	25,745
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	8,285	10,514
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	15,071	14,424
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	27,902	23,982
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	48,319	48,210
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	20,888	21,272
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	12,362	11,941
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	18,672	17,151
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	5,027	5,475
	Archer-Daniels-Midland Co.	4.500%	8/15/2033	1,223	1,223
	Archer-Daniels-Midland Co.	5.375%	9/15/2035	4,742	4,988
	Archer-Daniels-Midland Co.	3.750%	9/15/2047	4,680	3,622
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	5,480	4,690
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	9,930	6,089
	Avery Dennison Corp.	4.875%	12/6/2028	7,324	7,487
	Avery Dennison Corp.	2.650%	4/30/2030	11,124	10,380
	Avery Dennison Corp.	5.750%	3/15/2033	8,198	8,696
	BAT Capital Corp.	4.700%	4/2/2027	14,813	14,907
	BAT Capital Corp.	3.557%	8/15/2027	14,476	14,365
	BAT Capital Corp.	2.259%	3/25/2028	33,509	32,251
	BAT Capital Corp.	3.462%	9/6/2029	12,055	11,738
	BAT Capital Corp.	4.906%	4/2/2030	20,256	20,680
	BAT Capital Corp.	6.343%	8/2/2030	13,024	14,085
	BAT Capital Corp.	5.834%	2/20/2031	13,710	14,545
	BAT Capital Corp.	2.726%	3/25/2031	18,345	16,906
	BAT Capital Corp.	4.742%	3/16/2032	13,735	13,852
	BAT Capital Corp.	5.350%	8/15/2032	12,532	13,019
	BAT Capital Corp.	7.750%	10/19/2032	10,170	11,880
	BAT Capital Corp.	6.421%	8/2/2033	21,690	23,944
	BAT Capital Corp.	6.000%	2/20/2034	11,619	12,444
	BAT Capital Corp.	5.625%	8/15/2035	13,750	14,324
	BAT Capital Corp.	4.390%	8/15/2037	32,906	30,254
	BAT Capital Corp.	7.079%	8/2/2043	9,745	10,937
	BAT Capital Corp.	4.540%	8/15/2047	18,457	15,306
39

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BAT Capital Corp.	4.758%	9/6/2049	6,980	5,891
	BAT Capital Corp.	5.282%	4/2/2050	12,411	11,170
	BAT Capital Corp.	5.650%	3/16/2052	7,680	7,249
	BAT Capital Corp.	7.081%	8/2/2053	13,355	15,137
	BAT Capital Corp.	6.250%	8/15/2055	8,085	8,336
	BAT International Finance plc	4.448%	3/16/2028	12,277	12,374
	BAT International Finance plc	5.931%	2/2/2029	13,823	14,507
	Brown-Forman Corp.	4.750%	4/15/2033	13,550	13,728
	Brown-Forman Corp.	4.000%	4/15/2038	2,985	2,685
	Brown-Forman Corp.	4.500%	7/15/2045	6,327	5,498
	Bunge Ltd. Finance Corp.	3.750%	9/25/2027	11,011	10,978
	Bunge Ltd. Finance Corp.	4.100%	1/7/2028	6,826	6,841
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	7,747	7,751
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	15,977	14,672
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	1,881	1,845
	Bunge Ltd. Finance Corp.	5.150%	8/4/2035	9,000	9,143
	Campbell's Co.	5.200%	3/19/2027	7,621	7,723
	Campbell's Co.	4.150%	3/15/2028	22,012	22,019
	Campbell's Co.	5.200%	3/21/2029	7,575	7,761
	Campbell's Co.	2.375%	4/24/2030	6,775	6,230
	Campbell's Co.	4.550%	3/21/2031	11,000	10,952
	Campbell's Co.	5.400%	3/21/2034	11,503	11,716
	Campbell's Co.	4.750%	3/23/2035	11,271	10,894
	Campbell's Co.	4.800%	3/15/2048	1,628	1,408
	Campbell's Co.	3.125%	4/24/2050	6,636	4,330
	Church & Dwight Co. Inc.	3.150%	8/1/2027	6,596	6,519
	Church & Dwight Co. Inc.	3.950%	8/1/2047	6,084	4,836
	Church & Dwight Co. Inc.	5.000%	6/15/2052	9,189	8,391
	Clorox Co.	3.100%	10/1/2027	8,074	7,968
	Clorox Co.	3.900%	5/15/2028	6,550	6,552
	Clorox Co.	1.800%	5/15/2030	11,694	10,537
	Clorox Co.	4.600%	5/1/2032	6,960	7,026
	Coca-Cola Co.	3.375%	3/25/2027	3,968	3,956
	Coca-Cola Co.	2.900%	5/25/2027	11,456	11,345
	Coca-Cola Co.	1.450%	6/1/2027	19,906	19,316
	Coca-Cola Co.	1.500%	3/5/2028	12,715	12,148
	Coca-Cola Co.	1.000%	3/15/2028	16,344	15,432
	Coca-Cola Co.	2.125%	9/6/2029	6,017	5,665
	Coca-Cola Co.	3.450%	3/25/2030	13,410	13,154
	Coca-Cola Co.	1.650%	6/1/2030	30,598	27,700
	Coca-Cola Co.	2.000%	3/5/2031	3,593	3,255
	Coca-Cola Co.	1.375%	3/15/2031	16,484	14,457
	Coca-Cola Co.	2.250%	1/5/2032	18,082	16,340
	Coca-Cola Co.	5.000%	5/13/2034	9,055	9,435
	Coca-Cola Co.	4.650%	8/14/2034	9,852	10,051
	Coca-Cola Co.	2.500%	6/1/2040	12,753	9,483
	Coca-Cola Co.	2.875%	5/5/2041	6,987	5,355
	Coca-Cola Co.	4.200%	3/25/2050	9,970	8,350
	Coca-Cola Co.	2.600%	6/1/2050	25,703	15,903
	Coca-Cola Co.	3.000%	3/5/2051	6,305	4,204
	Coca-Cola Co.	2.500%	3/15/2051	32,408	19,439
	Coca-Cola Co.	5.300%	5/13/2054	3,815	3,744
	Coca-Cola Co.	5.200%	1/14/2055	22,831	22,003
	Coca-Cola Co.	2.750%	6/1/2060	11,821	6,920
	Coca-Cola Co.	5.400%	5/13/2064	20,632	20,046
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	9,109	9,423
	Coca-Cola Consolidated Inc.	5.450%	6/1/2034	5,471	5,721
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	13,536	12,791
	Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	10,259	8,644
	Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	7,293	7,384
	Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	11,800	11,517
	Colgate-Palmolive Co.	3.100%	8/15/2027	13,066	12,951
	Colgate-Palmolive Co.	4.600%	3/1/2028	7,404	7,524
	Colgate-Palmolive Co.	4.200%	5/1/2030	3,624	3,649
	Colgate-Palmolive Co.	3.250%	8/15/2032	18,115	17,066
	Colgate-Palmolive Co.	4.600%	3/1/2033	4,380	4,474
[1]	Colgate-Palmolive Co.	4.000%	8/15/2045	4,762	4,035
	Conagra Brands Inc.	1.375%	11/1/2027	15,582	14,817
	Conagra Brands Inc.	7.000%	10/1/2028	3,643	3,884
	Conagra Brands Inc.	4.850%	11/1/2028	17,822	18,030
40

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Conagra Brands Inc.	5.000%	8/1/2030	6,720	6,797
	Conagra Brands Inc.	8.250%	9/15/2030	5,127	5,876
	Conagra Brands Inc.	5.750%	8/1/2035	3,865	3,945
	Conagra Brands Inc.	5.300%	11/1/2038	18,615	17,775
	Conagra Brands Inc.	5.400%	11/1/2048	2,671	2,394
[1]	Conopco Inc.	7.250%	12/15/2026	1,658	1,710
	Constellation Brands Inc.	3.700%	12/6/2026	13,133	13,101
	Constellation Brands Inc.	3.500%	5/9/2027	11,433	11,354
	Constellation Brands Inc.	3.600%	2/15/2028	14,848	14,712
	Constellation Brands Inc.	4.650%	11/15/2028	8,087	8,198
	Constellation Brands Inc.	4.800%	1/15/2029	8,425	8,557
	Constellation Brands Inc.	3.150%	8/1/2029	18,916	18,233
	Constellation Brands Inc.	2.875%	5/1/2030	3,953	3,721
	Constellation Brands Inc.	4.800%	5/1/2030	1,995	2,028
	Constellation Brands Inc.	2.250%	8/1/2031	15,192	13,474
	Constellation Brands Inc.	4.750%	5/9/2032	5,681	5,705
	Constellation Brands Inc.	4.900%	5/1/2033	10,379	10,423
	Constellation Brands Inc.	4.950%	11/1/2035	8,150	8,062
	Constellation Brands Inc.	4.500%	5/9/2047	15,978	13,352
	Constellation Brands Inc.	4.100%	2/15/2048	10,090	7,915
	Costco Wholesale Corp.	3.000%	5/18/2027	19,674	19,537
	Costco Wholesale Corp.	1.375%	6/20/2027	22,284	21,595
	Costco Wholesale Corp.	1.600%	4/20/2030	36,260	32,840
	Costco Wholesale Corp.	1.750%	4/20/2032	18,194	15,773
	Delhaize America LLC	9.000%	4/15/2031	3,805	4,515
	Diageo Capital plc	5.300%	10/24/2027	6,679	6,843
	Diageo Capital plc	2.375%	10/24/2029	17,426	16,383
	Diageo Capital plc	2.000%	4/29/2030	13,048	11,932
	Diageo Capital plc	2.125%	4/29/2032	19,614	17,070
	Diageo Capital plc	5.500%	1/24/2033	8,695	9,162
	Diageo Capital plc	5.625%	10/5/2033	3,134	3,334
	Diageo Capital plc	5.875%	9/30/2036	6,058	6,562
	Diageo Capital plc	3.875%	4/29/2043	9,083	7,457
	Diageo Investment Corp.	5.125%	8/15/2030	9,708	10,059
	Diageo Investment Corp.	5.625%	4/15/2035	6,225	6,587
	Diageo Investment Corp.	7.450%	4/15/2035	2,755	3,306
	Diageo Investment Corp.	4.250%	5/11/2042	6,197	5,363
	Dollar General Corp.	4.125%	5/1/2028	19,173	19,207
	Dollar General Corp.	5.200%	7/5/2028	2,965	3,039
	Dollar General Corp.	3.500%	4/3/2030	37,689	36,438
	Dollar General Corp.	5.000%	11/1/2032	4,001	4,056
	Dollar General Corp.	5.450%	7/5/2033	11,077	11,488
	Dollar General Corp.	4.125%	4/3/2050	3,230	2,538
	Dollar General Corp.	5.500%	11/1/2052	10,000	9,527
	Dollar Tree Inc.	4.200%	5/15/2028	25,543	25,576
	Dollar Tree Inc.	2.650%	12/1/2031	3,336	3,012
	Dollar Tree Inc.	3.375%	12/1/2051	15,291	10,268
	Estee Lauder Cos. Inc.	3.150%	3/15/2027	9,794	9,707
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	11,194	11,305
	Estee Lauder Cos. Inc.	2.375%	12/1/2029	19,987	18,709
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	14,176	13,317
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	13,739	12,256
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	8,868	8,919
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	5,377	5,800
	Estee Lauder Cos. Inc.	4.375%	6/15/2045	7,711	6,493
	Estee Lauder Cos. Inc.	4.150%	3/15/2047	7,201	5,777
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	12,612	8,367
	Flowers Foods Inc.	2.400%	3/15/2031	9,090	8,035
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/2050	1	—
	General Mills Inc.	4.700%	1/30/2027	5,085	5,122
	General Mills Inc.	3.200%	2/10/2027	15,884	15,753
	General Mills Inc.	4.200%	4/17/2028	26,017	26,096
	General Mills Inc.	4.875%	1/30/2030	8,225	8,415
	General Mills Inc.	2.875%	4/15/2030	9,327	8,822
	General Mills Inc.	2.250%	10/14/2031	3,704	3,288
	General Mills Inc.	4.950%	3/29/2033	11,755	11,920
	General Mills Inc.	5.250%	1/30/2035	9,545	9,739
	General Mills Inc.	3.000%	2/1/2051	8,065	5,210
	Haleon US Capital LLC	3.375%	3/24/2027	25,949	25,762
	Haleon US Capital LLC	3.375%	3/24/2029	12,429	12,135
41

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Haleon US Capital LLC	3.625%	3/24/2032	30,595	29,111
	Haleon US Capital LLC	4.000%	3/24/2052	11,337	8,904
	Hershey Co.	4.550%	2/24/2028	3,041	3,090
	Hershey Co.	4.250%	5/4/2028	3,871	3,908
	Hershey Co.	2.450%	11/15/2029	4,689	4,421
	Hershey Co.	1.700%	6/1/2030	6,031	5,439
	Hershey Co.	4.500%	5/4/2033	7,011	7,037
	Hershey Co.	3.375%	8/15/2046	915	676
	Hershey Co.	3.125%	11/15/2049	6,831	4,670
	Hershey Co.	2.650%	6/1/2050	4,796	2,946
	Hormel Foods Corp.	4.800%	3/30/2027	5,375	5,433
	Hormel Foods Corp.	1.700%	6/3/2028	9,916	9,421
	Hormel Foods Corp.	1.800%	6/11/2030	14,588	13,173
	Hormel Foods Corp.	3.050%	6/3/2051	9,455	6,181
	Ingredion Inc.	2.900%	6/1/2030	11,314	10,655
	Ingredion Inc.	3.900%	6/1/2050	2,065	1,555
	J M Smucker Co.	3.375%	12/15/2027	14,290	14,146
	J M Smucker Co.	5.900%	11/15/2028	5,620	5,891
	J M Smucker Co.	2.375%	3/15/2030	10,775	10,008
	J M Smucker Co.	2.125%	3/15/2032	2,773	2,400
	J M Smucker Co.	6.200%	11/15/2033	19,027	20,615
	J M Smucker Co.	4.250%	3/15/2035	6,725	6,339
	J M Smucker Co.	6.500%	11/15/2043	13,265	14,219
	JBS USA Holding Lux Sarl	3.750%	12/1/2031	10,753	10,194
	JBS USA Holding Lux Sarl	3.625%	1/15/2032	12,272	11,492
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	22,690	23,670
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	17,347	19,128
[6]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	12,323	12,502
	JBS USA Holding Lux Sarl	4.375%	2/2/2052	16,136	12,471
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	34,474	35,372
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	13,920	15,502
[6]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	17,911	17,820
[6]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	8,501	8,435
[6]	JBS USA LUX Sarl	5.950%	4/20/2035	12,810	13,460
[6]	JBS USA LUX Sarl	6.375%	2/25/2055	20,686	21,037
	Kellanova	3.400%	11/15/2027	8,869	8,799
	Kellanova	4.300%	5/15/2028	13,128	13,211
	Kellanova	2.100%	6/1/2030	2,795	2,557
[1]	Kellanova	7.450%	4/1/2031	9,770	11,173
	Kellanova	4.500%	4/1/2046	9,590	8,441
	Kellanova	5.750%	5/16/2054	3,815	3,821
	Kenvue Inc.	5.050%	3/22/2028	16,610	16,972
	Kenvue Inc.	5.000%	3/22/2030	15,610	16,097
	Kenvue Inc.	4.900%	3/22/2033	27,736	28,300
	Kenvue Inc.	5.100%	3/22/2043	9,950	9,559
	Kenvue Inc.	5.050%	3/22/2053	11,942	10,880
	Kenvue Inc.	5.200%	3/22/2063	11,315	10,261
[1]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	7,460	7,538
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	12,977	12,863
	Keurig Dr Pepper Inc.	4.350%	5/15/2028	2,160	2,166
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	8,125	8,300
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	18,643	18,430
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	24,894	23,643
[1]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	12,025	10,717
[1]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	9,895	10,166
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	14,235	13,691
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	10,575	10,780
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	2,815	2,823
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	5,717	4,659
	Keurig Dr Pepper Inc.	5.085%	5/25/2048	2,910	2,581
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	14,259	10,368
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	5,676	3,806
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	16,930	13,657
	Kimberly-Clark Corp.	1.050%	9/15/2027	6,088	5,823
	Kimberly-Clark Corp.	3.950%	11/1/2028	5,140	5,151
	Kimberly-Clark Corp.	3.200%	4/25/2029	10,947	10,685
	Kimberly-Clark Corp.	3.100%	3/26/2030	8,082	7,781
	Kimberly-Clark Corp.	2.000%	11/2/2031	11,611	10,460
	Kimberly-Clark Corp.	6.625%	8/1/2037	3,408	3,928
	Kimberly-Clark Corp.	5.300%	3/1/2041	10,284	10,350
42

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kimberly-Clark Corp.	3.200%	7/30/2046	5,705	4,077
	Kimberly-Clark Corp.	3.900%	5/4/2047	5,765	4,535
	Kimberly-Clark Corp.	2.875%	2/7/2050	5,894	3,872
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	4,921	5,101
	Kraft Heinz Foods Co.	3.875%	5/15/2027	22,059	22,001
	Kraft Heinz Foods Co.	3.750%	4/1/2030	5,435	5,319
	Kraft Heinz Foods Co.	5.400%	3/15/2035	5,000	5,138
	Kraft Heinz Foods Co.	5.000%	7/15/2035	9,955	9,912
	Kraft Heinz Foods Co.	6.875%	1/26/2039	13,812	15,430
	Kraft Heinz Foods Co.	6.500%	2/9/2040	12,376	13,324
	Kraft Heinz Foods Co.	5.000%	6/4/2042	17,791	16,305
	Kraft Heinz Foods Co.	5.200%	7/15/2045	28,181	25,808
	Kraft Heinz Foods Co.	4.375%	6/1/2046	29,935	24,716
	Kraft Heinz Foods Co.	4.875%	10/1/2049	17,520	15,066
	Kraft Heinz Foods Co.	5.500%	6/1/2050	14,176	13,245
	Kroger Co.	3.700%	8/1/2027	4,203	4,188
[1]	Kroger Co.	7.700%	6/1/2029	5,250	5,807
	Kroger Co.	8.000%	9/15/2029	4,085	4,575
	Kroger Co.	2.200%	5/1/2030	4,753	4,372
	Kroger Co.	7.500%	4/1/2031	7,603	8,664
	Kroger Co.	5.000%	9/15/2034	32,560	32,744
	Kroger Co.	6.900%	4/15/2038	7,693	8,829
	Kroger Co.	5.000%	4/15/2042	7,292	6,790
	Kroger Co.	5.150%	8/1/2043	6,150	5,773
	Kroger Co.	3.875%	10/15/2046	9,942	7,721
	Kroger Co.	4.450%	2/1/2047	13,225	11,125
	Kroger Co.	4.650%	1/15/2048	7,386	6,340
	Kroger Co.	5.400%	1/15/2049	8,495	8,102
	Kroger Co.	5.500%	9/15/2054	27,387	26,090
	Kroger Co.	5.650%	9/15/2064	21,612	20,568
	McCormick & Co. Inc.	3.400%	8/15/2027	10,613	10,526
	McCormick & Co. Inc.	2.500%	4/15/2030	8,484	7,884
	McCormick & Co. Inc.	1.850%	2/15/2031	6,260	5,524
	McCormick & Co. Inc.	4.950%	4/15/2033	1,540	1,564
	McCormick & Co. Inc.	4.700%	10/15/2034	9,490	9,349
	Mead Johnson Nutrition Co.	4.600%	6/1/2044	6,628	5,862
	Molson Coors Beverage Co.	5.000%	5/1/2042	14,680	13,547
	Molson Coors Beverage Co.	4.200%	7/15/2046	23,232	18,636
	Mondelez International Inc.	2.625%	3/17/2027	11,299	11,124
	Mondelez International Inc.	4.250%	5/6/2028	10,000	10,055
	Mondelez International Inc.	4.750%	2/20/2029	5,659	5,769
	Mondelez International Inc.	2.750%	4/13/2030	14,709	13,855
	Mondelez International Inc.	1.500%	2/4/2031	12,120	10,547
	Mondelez International Inc.	3.000%	3/17/2032	6,417	5,885
	Mondelez International Inc.	1.875%	10/15/2032	7,080	6,092
	Mondelez International Inc.	4.750%	8/28/2034	6,550	6,523
	Mondelez International Inc.	2.625%	9/4/2050	16,214	9,673
	PepsiCo Inc.	4.400%	2/7/2027	5,060	5,099
	PepsiCo Inc.	2.625%	3/19/2027	14,195	14,019
	PepsiCo Inc.	3.000%	10/15/2027	9,763	9,666
	PepsiCo Inc.	4.450%	2/7/2028	5,500	5,578
	PepsiCo Inc.	3.600%	2/18/2028	9,442	9,421
	PepsiCo Inc.	4.450%	5/15/2028	4,025	4,087
	PepsiCo Inc.	4.100%	1/15/2029	12,590	12,659
	PepsiCo Inc.	2.625%	7/29/2029	20,115	19,208
	PepsiCo Inc.	2.750%	3/19/2030	38,783	36,839
	PepsiCo Inc.	1.625%	5/1/2030	9,651	8,743
	PepsiCo Inc.	4.300%	7/23/2030	6,625	6,692
	PepsiCo Inc.	1.400%	2/25/2031	12,376	10,849
	PepsiCo Inc.	1.950%	10/21/2031	8,295	7,374
	PepsiCo Inc.	4.650%	7/23/2032	11,344	11,560
	PepsiCo Inc.	5.000%	2/7/2035	10,000	10,303
	PepsiCo Inc.	5.000%	7/23/2035	23,307	23,807
	PepsiCo Inc.	3.500%	3/19/2040	12,688	10,750
	PepsiCo Inc.	2.625%	10/21/2041	9,263	6,703
	PepsiCo Inc.	4.000%	3/5/2042	9,261	7,957
	PepsiCo Inc.	3.600%	8/13/2042	10,824	8,795
	PepsiCo Inc.	4.250%	10/22/2044	5,179	4,461
	PepsiCo Inc.	4.450%	4/14/2046	11,238	9,906
	PepsiCo Inc.	3.450%	10/6/2046	23,813	17,932
43

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PepsiCo Inc.	4.000%	5/2/2047	7,602	6,225
	PepsiCo Inc.	3.375%	7/29/2049	9,775	7,065
	PepsiCo Inc.	2.875%	10/15/2049	10,324	6,784
	PepsiCo Inc.	3.625%	3/19/2050	9,965	7,526
	PepsiCo Inc.	2.750%	10/21/2051	15,887	9,959
	PepsiCo Inc.	4.200%	7/18/2052	3,215	2,643
	PepsiCo Inc.	4.650%	2/15/2053	3,547	3,120
	PepsiCo Inc.	3.875%	3/19/2060	4,935	3,757
	Philip Morris International Inc.	4.750%	2/12/2027	11,994	12,112
	Philip Morris International Inc.	3.125%	8/17/2027	6,184	6,116
	Philip Morris International Inc.	4.375%	11/1/2027	7,055	7,120
	Philip Morris International Inc.	5.125%	11/17/2027	20,630	21,079
	Philip Morris International Inc.	4.875%	2/15/2028	22,294	22,714
	Philip Morris International Inc.	3.125%	3/2/2028	6,878	6,767
	Philip Morris International Inc.	4.125%	4/28/2028	9,800	9,845
	Philip Morris International Inc.	5.250%	9/7/2028	8,304	8,571
	Philip Morris International Inc.	3.875%	10/27/2028	5,350	5,343
	Philip Morris International Inc.	4.875%	2/13/2029	10,819	11,076
	Philip Morris International Inc.	3.375%	8/15/2029	11,225	10,949
	Philip Morris International Inc.	4.625%	11/1/2029	11,388	11,571
	Philip Morris International Inc.	5.625%	11/17/2029	16,920	17,789
	Philip Morris International Inc.	5.125%	2/15/2030	14,931	15,430
	Philip Morris International Inc.	4.375%	4/30/2030	10,250	10,314
	Philip Morris International Inc.	2.100%	5/1/2030	16,412	15,027
	Philip Morris International Inc.	5.500%	9/7/2030	7,897	8,299
	Philip Morris International Inc.	4.000%	10/29/2030	12,266	12,146
	Philip Morris International Inc.	1.750%	11/1/2030	15,749	14,033
	Philip Morris International Inc.	5.125%	2/13/2031	17,410	18,036
	Philip Morris International Inc.	4.750%	11/1/2031	11,715	11,957
	Philip Morris International Inc.	4.250%	10/29/2032	22,550	22,180
	Philip Morris International Inc.	5.750%	11/17/2032	23,492	25,094
	Philip Morris International Inc.	5.375%	2/15/2033	30,321	31,728
	Philip Morris International Inc.	5.625%	9/7/2033	15,052	15,960
	Philip Morris International Inc.	5.250%	2/13/2034	24,636	25,471
	Philip Morris International Inc.	4.900%	11/1/2034	3,049	3,072
	Philip Morris International Inc.	4.625%	10/29/2035	9,825	9,608
	Philip Morris International Inc.	6.375%	5/16/2038	16,553	18,460
	Philip Morris International Inc.	4.375%	11/15/2041	24,868	22,089
	Philip Morris International Inc.	4.500%	3/20/2042	11,488	10,258
	Philip Morris International Inc.	3.875%	8/21/2042	18,425	15,166
	Philip Morris International Inc.	4.125%	3/4/2043	13,555	11,471
	Philip Morris International Inc.	4.875%	11/15/2043	11,347	10,458
	Philip Morris International Inc.	4.250%	11/10/2044	11,056	9,384
	Pilgrim's Pride Corp.	4.250%	4/15/2031	14,223	13,817
	Pilgrim's Pride Corp.	3.500%	3/1/2032	16,535	15,247
	Pilgrim's Pride Corp.	6.250%	7/1/2033	13,535	14,448
	Pilgrim's Pride Corp.	6.875%	5/15/2034	10,099	11,169
	Procter & Gamble Co.	2.800%	3/25/2027	19,692	19,487
	Procter & Gamble Co.	2.850%	8/11/2027	4,489	4,439
	Procter & Gamble Co.	4.350%	1/29/2029	14,183	14,450
	Procter & Gamble Co.	3.000%	3/25/2030	36,349	35,044
	Procter & Gamble Co.	4.050%	5/1/2030	4,375	4,398
	Procter & Gamble Co.	1.200%	10/29/2030	23,194	20,440
	Procter & Gamble Co.	4.100%	11/3/2032	15,415	15,323
	Procter & Gamble Co.	4.050%	1/26/2033	6,224	6,222
	Procter & Gamble Co.	4.550%	1/29/2034	22,408	22,745
	Procter & Gamble Co.	4.600%	5/1/2035	4,300	4,362
	Procter & Gamble Co.	4.350%	11/3/2035	14,700	14,511
	Procter & Gamble Co.	5.550%	3/5/2037	5,800	6,272
	Procter & Gamble Co.	3.550%	3/25/2040	3,877	3,367
	Procter & Gamble Co.	3.500%	10/25/2047	10,637	8,201
	Procter & Gamble Co.	3.600%	3/25/2050	7,415	5,654
	Reynolds American Inc.	5.700%	8/15/2035	15,480	16,158
	Reynolds American Inc.	7.250%	6/15/2037	4,401	5,082
[1]	Reynolds American Inc.	8.125%	5/1/2040	2,569	3,057
[1]	Reynolds American Inc.	7.000%	8/4/2041	3,325	3,588
	Reynolds American Inc.	6.150%	9/15/2043	10,081	10,325
	Reynolds American Inc.	5.850%	8/15/2045	43,222	42,479
	Sysco Corp.	3.250%	7/15/2027	25,901	25,648
	Sysco Corp.	5.750%	1/17/2029	6,725	7,029
44

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sysco Corp.	2.400%	2/15/2030	5,015	4,666
	Sysco Corp.	5.950%	4/1/2030	11,971	12,693
	Sysco Corp.	5.100%	9/23/2030	3,564	3,677
	Sysco Corp.	2.450%	12/14/2031	8,096	7,251
	Sysco Corp.	6.000%	1/17/2034	2,419	2,615
	Sysco Corp.	6.600%	4/1/2040	9,624	10,632
	Sysco Corp.	4.850%	10/1/2045	8,110	7,316
	Sysco Corp.	4.500%	4/1/2046	5,024	4,307
	Sysco Corp.	4.450%	3/15/2048	8,541	7,233
	Sysco Corp.	3.300%	2/15/2050	7,280	5,061
	Sysco Corp.	6.600%	4/1/2050	18,076	19,850
	Sysco Corp.	3.150%	12/14/2051	9,922	6,603
	Target Corp.	1.950%	1/15/2027	7,506	7,371
	Target Corp.	4.350%	6/15/2028	6,722	6,798
	Target Corp.	3.375%	4/15/2029	15,201	14,932
	Target Corp.	2.350%	2/15/2030	1,147	1,074
	Target Corp.	2.650%	9/15/2030	3,503	3,286
	Target Corp.	4.500%	9/15/2032	14,566	14,713
	Target Corp.	4.400%	1/15/2033	4,690	4,686
	Target Corp.	4.500%	9/15/2034	15,313	15,156
	Target Corp.	5.000%	4/15/2035	7,256	7,355
	Target Corp.	5.250%	2/15/2036	32,282	33,146
	Target Corp.	6.500%	10/15/2037	5,322	6,028
	Target Corp.	7.000%	1/15/2038	12,654	14,782
	Target Corp.	4.000%	7/1/2042	10,123	8,544
	Target Corp.	3.625%	4/15/2046	12,031	9,195
	Target Corp.	3.900%	11/15/2047	1,663	1,304
	Target Corp.	2.950%	1/15/2052	3,110	1,982
	Tyson Foods Inc.	3.550%	6/2/2027	18,763	18,636
	Tyson Foods Inc.	4.350%	3/1/2029	18,237	18,281
	Tyson Foods Inc.	5.400%	3/15/2029	2,680	2,771
	Tyson Foods Inc.	5.700%	3/15/2034	13,540	14,277
	Tyson Foods Inc.	5.150%	8/15/2044	14,877	13,940
	Tyson Foods Inc.	4.550%	6/2/2047	1,235	1,059
	Tyson Foods Inc.	5.100%	9/28/2048	17,823	16,397
	Unilever Capital Corp.	2.900%	5/5/2027	16,925	16,757
	Unilever Capital Corp.	4.250%	8/12/2027	7,252	7,312
	Unilever Capital Corp.	3.500%	3/22/2028	4,224	4,196
	Unilever Capital Corp.	4.875%	9/8/2028	8,153	8,363
	Unilever Capital Corp.	2.125%	9/6/2029	21,120	19,835
	Unilever Capital Corp.	1.375%	9/14/2030	5,374	4,773
	Unilever Capital Corp.	1.750%	8/12/2031	7,535	6,638
	Unilever Capital Corp.	5.900%	11/15/2032	9,824	10,720
	Unilever Capital Corp.	5.000%	12/8/2033	12,700	13,151
	Unilever Capital Corp.	4.625%	8/12/2034	13,415	13,503
[1]	Unilever Capital Corp.	2.625%	8/12/2051	14,515	8,936
	Walmart Inc.	4.100%	4/28/2027	15,120	15,225
	Walmart Inc.	3.950%	9/9/2027	3,453	3,473
	Walmart Inc.	3.900%	4/15/2028	11,660	11,719
	Walmart Inc.	3.700%	6/26/2028	30,921	30,995
	Walmart Inc.	1.500%	9/22/2028	15,883	15,020
	Walmart Inc.	3.250%	7/8/2029	24,048	23,678
	Walmart Inc.	2.375%	9/24/2029	25,219	23,915
	Walmart Inc.	7.550%	2/15/2030	4,011	4,566
	Walmart Inc.	4.000%	4/15/2030	2,355	2,376
	Walmart Inc.	4.350%	4/28/2030	25,560	25,975
	Walmart Inc.	1.800%	9/22/2031	6,212	5,533
	Walmart Inc.	4.150%	9/9/2032	11,956	12,031
	Walmart Inc.	4.100%	4/15/2033	2,577	2,572
	Walmart Inc.	4.900%	4/28/2035	32,933	33,863
	Walmart Inc.	5.250%	9/1/2035	17,681	18,710
	Walmart Inc.	6.500%	8/15/2037	1,673	1,933
	Walmart Inc.	6.200%	4/15/2038	15,859	17,895
	Walmart Inc.	3.950%	6/28/2038	25,088	23,254
	Walmart Inc.	5.625%	4/1/2040	5,743	6,104
	Walmart Inc.	5.000%	10/25/2040	7,299	7,428
	Walmart Inc.	2.500%	9/22/2041	1,365	986
	Walmart Inc.	4.000%	4/11/2043	23,716	20,494
	Walmart Inc.	4.300%	4/22/2044	6,674	5,965
	Walmart Inc.	3.625%	12/15/2047	10,482	8,119
45

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	4.050%	6/29/2048	2,238	1,862
	Walmart Inc.	2.950%	9/24/2049	11,081	7,497
	Walmart Inc.	2.650%	9/22/2051	1,210	762
	Walmart Inc.	4.500%	9/9/2052	8,964	7,898
	Walmart Inc.	4.500%	4/15/2053	9,291	8,206
					5,825,999
Energy (1.8%)
	APA Corp.	6.100%	2/15/2035	3,660	3,761
	APA Corp.	6.750%	2/15/2055	6,865	6,844
	Apache Corp.	5.100%	9/1/2040	6,852	5,862
	Baker Hughes Holdings LLC	2.061%	12/15/2026	8,400	8,258
	Baker Hughes Holdings LLC	3.337%	12/15/2027	16,158	15,981
	Baker Hughes Holdings LLC	3.138%	11/7/2029	7,594	7,327
	Baker Hughes Holdings LLC	4.486%	5/1/2030	7,709	7,769
	Baker Hughes Holdings LLC	4.080%	12/15/2047	12,592	10,022
	Boardwalk Pipelines LP	4.450%	7/15/2027	7,960	7,989
	Boardwalk Pipelines LP	3.600%	9/1/2032	6,496	6,061
	Boardwalk Pipelines LP	5.625%	8/1/2034	10,065	10,520
	Boardwalk Pipelines LP	5.375%	2/15/2036	12,850	12,913
[1]	BP Capital Markets America Inc.	3.017%	1/16/2027	12,905	12,804
	BP Capital Markets America Inc.	3.543%	4/6/2027	14,329	14,285
[1]	BP Capital Markets America Inc.	3.588%	4/14/2027	4,814	4,800
	BP Capital Markets America Inc.	5.017%	11/17/2027	14,535	14,839
	BP Capital Markets America Inc.	3.937%	9/21/2028	13,878	13,888
	BP Capital Markets America Inc.	4.234%	11/6/2028	27,100	27,290
	BP Capital Markets America Inc.	4.970%	10/17/2029	9,104	9,376
	BP Capital Markets America Inc.	4.868%	11/25/2029	18,750	19,252
	BP Capital Markets America Inc.	3.633%	4/6/2030	19,626	19,246
	BP Capital Markets America Inc.	1.749%	8/10/2030	10,695	9,615
	BP Capital Markets America Inc.	2.721%	1/12/2032	20,197	18,417
	BP Capital Markets America Inc.	4.812%	2/13/2033	26,586	26,950
	BP Capital Markets America Inc.	4.893%	9/11/2033	48,159	48,996
	BP Capital Markets America Inc.	5.227%	11/17/2034	22,215	22,929
	BP Capital Markets America Inc.	3.060%	6/17/2041	39,541	30,092
	BP Capital Markets America Inc.	3.000%	2/24/2050	43,649	28,456
	BP Capital Markets America Inc.	2.772%	11/10/2050	28,509	17,563
	BP Capital Markets America Inc.	2.939%	6/4/2051	32,058	20,419
	BP Capital Markets America Inc.	3.001%	3/17/2052	9,793	6,262
	BP Capital Markets America Inc.	3.379%	2/8/2061	22,540	14,719
	BP Capital Markets plc	3.279%	9/19/2027	30,260	30,022
	BP Capital Markets plc	3.723%	11/28/2028	16,139	16,036
	Burlington Resources LLC	7.200%	8/15/2031	5,413	6,147
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	24,299	24,237
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	7,614	7,808
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	9,764	9,207
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	16,643	18,688
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	5,909	6,374
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	3,000	3,054
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	5,438	5,671
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	6,638	7,131
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	13,457	14,282
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	1,844	2,029
[1]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	10,368	9,136
	Cenovus Energy Inc.	4.650%	3/20/2031	4,100	4,088
	Cenovus Energy Inc.	2.650%	1/15/2032	11,520	10,229
	Cenovus Energy Inc.	5.400%	3/20/2036	7,150	7,140
	Cenovus Energy Inc.	5.250%	6/15/2037	5,073	4,931
	Cenovus Energy Inc.	6.750%	11/15/2039	5,564	6,119
	Cenovus Energy Inc.	5.400%	6/15/2047	6,541	5,997
	Cenovus Energy Inc.	3.750%	2/15/2052	14,393	10,055
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	33,312	33,643
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	24,680	24,111
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	11,672	9,943
	Cheniere Energy Inc.	4.625%	10/15/2028	19,485	19,473
	Cheniere Energy Inc.	5.650%	4/15/2034	20,305	21,075
	Cheniere Energy Partners LP	4.500%	10/1/2029	26,253	26,332
	Cheniere Energy Partners LP	4.000%	3/1/2031	45,513	44,341
	Cheniere Energy Partners LP	3.250%	1/31/2032	25,019	23,085
	Cheniere Energy Partners LP	5.950%	6/30/2033	3,528	3,744
46

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cheniere Energy Partners LP	5.750%	8/15/2034	21,730	22,690
[6]	Cheniere Energy Partners LP	5.550%	10/30/2035	17,606	18,012
	Chevron Corp.	2.236%	5/11/2030	25,073	23,249
	Chevron USA Inc.	4.405%	2/26/2027	2,220	2,238
	Chevron USA Inc.	1.018%	8/12/2027	7,349	7,047
	Chevron USA Inc.	3.950%	8/13/2027	14,582	14,651
	Chevron USA Inc.	3.850%	1/15/2028	11,362	11,391
	Chevron USA Inc.	4.475%	2/26/2028	6,836	6,940
	Chevron USA Inc.	4.050%	8/13/2028	23,640	23,828
	Chevron USA Inc.	3.250%	10/15/2029	8,810	8,595
	Chevron USA Inc.	4.687%	4/15/2030	31,948	32,688
	Chevron USA Inc.	4.300%	10/15/2030	7,904	7,981
	Chevron USA Inc.	4.819%	4/15/2032	7,660	7,877
	Chevron USA Inc.	4.500%	10/15/2032	20,724	20,924
	Chevron USA Inc.	4.980%	4/15/2035	3,351	3,434
	Chevron USA Inc.	4.850%	10/15/2035	24,500	24,791
	Chevron USA Inc.	5.250%	11/15/2043	7,090	7,082
	CNOOC Finance 2013 Ltd.	2.875%	9/30/2029	5,585	5,379
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	9,660	8,833
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	4,295	3,291
	CNOOC Finance 2014 ULC	4.875%	4/30/2044	5,760	5,673
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/2045	2,855	2,574
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	18,436	18,634
	CNOOC Petroleum North America ULC	5.875%	3/10/2035	9,365	10,415
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	17,797	20,921
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	3,888	3,848
	ConocoPhillips	4.300%	8/15/2028	14,016	14,094
	ConocoPhillips	2.400%	2/15/2031	6,630	6,141
	ConocoPhillips	5.900%	10/15/2032	10,303	11,180
	ConocoPhillips	5.900%	5/15/2038	5,465	5,837
	ConocoPhillips	6.500%	2/1/2039	19,664	22,080
	ConocoPhillips	4.875%	10/1/2047	8,274	7,398
	ConocoPhillips Co.	4.700%	1/15/2030	24,045	24,510
	ConocoPhillips Co.	4.850%	1/15/2032	18,919	19,440
	ConocoPhillips Co.	5.000%	1/15/2035	13,980	14,181
	ConocoPhillips Co.	3.758%	3/15/2042	11,516	9,387
	ConocoPhillips Co.	4.300%	11/15/2044	15,947	13,472
	ConocoPhillips Co.	3.800%	3/15/2052	16,075	11,799
	ConocoPhillips Co.	5.300%	5/15/2053	14,979	13,943
	ConocoPhillips Co.	5.550%	3/15/2054	14,095	13,570
	ConocoPhillips Co.	5.500%	1/15/2055	34,645	33,151
	ConocoPhillips Co.	4.025%	3/15/2062	25,043	18,189
	ConocoPhillips Co.	5.700%	9/15/2063	9,666	9,322
	ConocoPhillips Co.	5.650%	1/15/2065	18,970	18,245
	Continental Resources Inc.	4.375%	1/15/2028	13,108	13,078
	Continental Resources Inc.	4.900%	6/1/2044	12,982	10,336
	Coterra Energy Inc.	3.900%	5/15/2027	18,531	18,474
	Coterra Energy Inc.	4.375%	3/15/2029	7,637	7,659
	Coterra Energy Inc.	5.400%	2/15/2035	3,514	3,567
	Coterra Energy Inc.	5.900%	2/15/2055	11,754	11,284
	DCP Midstream Operating LP	5.625%	7/15/2027	6,414	6,534
	DCP Midstream Operating LP	5.125%	5/15/2029	6,355	6,505
	DCP Midstream Operating LP	3.250%	2/15/2032	6,849	6,301
	DCP Midstream Operating LP	5.600%	4/1/2044	6,905	6,673
	Devon Energy Corp.	5.250%	10/15/2027	5,605	5,611
	Devon Energy Corp.	5.875%	6/15/2028	5,569	5,573
	Devon Energy Corp.	4.500%	1/15/2030	7,218	7,246
	Devon Energy Corp.	7.875%	9/30/2031	6,484	7,494
	Devon Energy Corp.	7.950%	4/15/2032	4,420	5,154
	Devon Energy Corp.	5.600%	7/15/2041	16,942	16,393
	Devon Energy Corp.	4.750%	5/15/2042	8,911	7,710
	Diamondback Energy Inc.	3.250%	12/1/2026	10,813	10,736
	Diamondback Energy Inc.	5.200%	4/18/2027	11,700	11,874
	Diamondback Energy Inc.	3.500%	12/1/2029	18,236	17,688
	Diamondback Energy Inc.	5.150%	1/30/2030	22,135	22,772
	Diamondback Energy Inc.	3.125%	3/24/2031	13,686	12,787
	Diamondback Energy Inc.	6.250%	3/15/2033	14,585	15,725
	Diamondback Energy Inc.	5.400%	4/18/2034	6,527	6,682
	Diamondback Energy Inc.	5.550%	4/1/2035	21,664	22,279
	Diamondback Energy Inc.	4.250%	3/15/2052	11,584	9,012
47

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Diamondback Energy Inc.	6.250%	3/15/2053	22,330	22,561
	Diamondback Energy Inc.	5.750%	4/18/2054	27,549	26,018
	Diamondback Energy Inc.	5.900%	4/18/2064	13,796	13,047
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	8,385	8,851
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	11,785	11,393
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	4,359	4,507
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	7,054	6,740
[1]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	4,200	3,718
[1]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	5,428	4,664
[1]	Enbridge Energy Partners LP	7.500%	4/15/2038	10,215	12,015
	Enbridge Energy Partners LP	5.500%	9/15/2040	6,631	6,582
	Enbridge Energy Partners LP	7.375%	10/15/2045	12,090	13,987
	Enbridge Inc.	4.250%	12/1/2026	14,084	14,120
	Enbridge Inc.	5.250%	4/5/2027	10,334	10,480
	Enbridge Inc.	3.700%	7/15/2027	13,824	13,752
	Enbridge Inc.	4.600%	6/20/2028	4,700	4,748
	Enbridge Inc.	6.000%	11/15/2028	10,185	10,703
	Enbridge Inc.	4.200%	11/20/2028	5,600	5,607
	Enbridge Inc.	5.300%	4/5/2029	13,565	13,985
	Enbridge Inc.	3.125%	11/15/2029	14,891	14,259
	Enbridge Inc.	4.900%	6/20/2030	6,675	6,820
	Enbridge Inc.	6.200%	11/15/2030	14,955	16,067
	Enbridge Inc.	4.500%	2/15/2031	9,659	9,646
	Enbridge Inc.	5.700%	3/8/2033	32,619	34,358
	Enbridge Inc.	2.500%	8/1/2033	15,775	13,559
	Enbridge Inc.	5.625%	4/5/2034	11,312	11,810
	Enbridge Inc.	5.550%	6/20/2035	8,125	8,414
	Enbridge Inc.	5.200%	11/20/2035	6,060	6,114
	Enbridge Inc.	4.500%	6/10/2044	9,886	8,390
	Enbridge Inc.	5.500%	12/1/2046	6,770	6,654
	Enbridge Inc.	3.400%	8/1/2051	17,094	11,674
	Enbridge Inc.	6.700%	11/15/2053	30,480	33,469
	Enbridge Inc.	5.950%	4/5/2054	14,374	14,570
	Enbridge Inc.	7.200%	6/27/2054	11,283	11,961
	Enbridge Inc.	7.375%	3/15/2055	5,720	6,061
	Energy Transfer LP	4.400%	3/15/2027	13,688	13,732
	Energy Transfer LP	4.200%	4/15/2027	9,400	9,409
[1]	Energy Transfer LP	5.500%	6/1/2027	48,673	49,472
	Energy Transfer LP	4.000%	10/1/2027	12,235	12,219
	Energy Transfer LP	5.550%	2/15/2028	8,693	8,925
	Energy Transfer LP	4.950%	5/15/2028	21,472	21,828
	Energy Transfer LP	4.950%	6/15/2028	18,110	18,412
	Energy Transfer LP	5.250%	4/15/2029	20,202	20,757
	Energy Transfer LP	5.250%	7/1/2029	8,918	9,179
	Energy Transfer LP	4.150%	9/15/2029	400	398
	Energy Transfer LP	5.200%	4/1/2030	1,862	1,919
	Energy Transfer LP	3.750%	5/15/2030	17,430	16,966
	Energy Transfer LP	6.400%	12/1/2030	9,552	10,319
	Energy Transfer LP	5.750%	2/15/2033	10,645	11,171
	Energy Transfer LP	6.550%	12/1/2033	4,347	4,769
	Energy Transfer LP	5.550%	5/15/2034	15,869	16,315
	Energy Transfer LP	5.600%	9/1/2034	18,544	19,084
	Energy Transfer LP	4.900%	3/15/2035	7,562	7,384
	Energy Transfer LP	5.700%	4/1/2035	7,080	7,331
	Energy Transfer LP	6.625%	10/15/2036	10,384	11,266
[1]	Energy Transfer LP	5.800%	6/15/2038	13,405	13,664
	Energy Transfer LP	7.500%	7/1/2038	7,528	8,716
	Energy Transfer LP	6.050%	6/1/2041	9,086	9,198
	Energy Transfer LP	6.500%	2/1/2042	13,430	14,153
	Energy Transfer LP	6.100%	2/15/2042	11,581	11,563
	Energy Transfer LP	4.950%	1/15/2043	1,540	1,352
	Energy Transfer LP	5.150%	2/1/2043	3,620	3,261
	Energy Transfer LP	5.950%	10/1/2043	5,313	5,195
	Energy Transfer LP	5.300%	4/1/2044	9,751	8,851
	Energy Transfer LP	5.150%	3/15/2045	11,593	10,262
	Energy Transfer LP	5.350%	5/15/2045	9,285	8,402
	Energy Transfer LP	6.125%	12/15/2045	24,748	24,315
	Energy Transfer LP	5.300%	4/15/2047	13,118	11,654
	Energy Transfer LP	5.400%	10/1/2047	14,284	12,821
	Energy Transfer LP	6.000%	6/15/2048	22,892	22,184
48

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	6.250%	4/15/2049	34,315	33,955
	Energy Transfer LP	5.000%	5/15/2050	34,773	29,099
	Energy Transfer LP	5.950%	5/15/2054	46,514	44,072
	Energy Transfer LP	6.050%	9/1/2054	35,503	34,115
	Energy Transfer LP	6.200%	4/1/2055	17,170	16,825
	Enterprise Products Operating LLC	4.600%	1/11/2027	565	569
	Enterprise Products Operating LLC	3.950%	2/15/2027	6,483	6,488
	Enterprise Products Operating LLC	4.300%	6/20/2028	11,285	11,383
	Enterprise Products Operating LLC	3.125%	7/31/2029	56,691	54,980
	Enterprise Products Operating LLC	2.800%	1/31/2030	10,695	10,161
	Enterprise Products Operating LLC	4.600%	1/15/2031	27,136	27,476
	Enterprise Products Operating LLC	5.350%	1/31/2033	912	953
[1]	Enterprise Products Operating LLC	6.875%	3/1/2033	9,363	10,611
[1]	Enterprise Products Operating LLC	6.650%	10/15/2034	6,954	7,829
	Enterprise Products Operating LLC	4.950%	2/15/2035	17,140	17,355
	Enterprise Products Operating LLC	5.200%	1/15/2036	15,550	15,822
	Enterprise Products Operating LLC	7.550%	4/15/2038	4,710	5,664
	Enterprise Products Operating LLC	6.125%	10/15/2039	9,468	10,189
	Enterprise Products Operating LLC	5.950%	2/1/2041	9,369	9,882
	Enterprise Products Operating LLC	4.850%	8/15/2042	12,482	11,563
	Enterprise Products Operating LLC	4.450%	2/15/2043	14,832	13,029
	Enterprise Products Operating LLC	4.850%	3/15/2044	14,857	13,563
	Enterprise Products Operating LLC	5.100%	2/15/2045	9,875	9,254
	Enterprise Products Operating LLC	4.900%	5/15/2046	22,635	20,474
	Enterprise Products Operating LLC	4.250%	2/15/2048	20,237	16,598
	Enterprise Products Operating LLC	4.800%	2/1/2049	19,037	16,762
	Enterprise Products Operating LLC	4.200%	1/31/2050	17,938	14,408
	Enterprise Products Operating LLC	3.700%	1/31/2051	15,411	11,310
	Enterprise Products Operating LLC	3.200%	2/15/2052	14,105	9,338
	Enterprise Products Operating LLC	3.300%	2/15/2053	15,017	10,042
	Enterprise Products Operating LLC	4.950%	10/15/2054	3,950	3,506
	Enterprise Products Operating LLC	5.550%	2/16/2055	20,583	19,931
	Enterprise Products Operating LLC	3.950%	1/31/2060	14,197	10,367
[1]	Enterprise Products Operating LLC	5.250%	8/16/2077	2,024	2,018
[1]	Enterprise Products Operating LLC	5.375%	2/15/2078	9,183	9,125
	EOG Resources Inc.	4.400%	7/15/2028	5,275	5,335
	EOG Resources Inc.	4.375%	4/15/2030	15,287	15,388
	EOG Resources Inc.	4.400%	1/15/2031	5,250	5,268
	EOG Resources Inc.	5.000%	7/15/2032	13,586	13,909
	EOG Resources Inc.	3.900%	4/1/2035	1,237	1,151
	EOG Resources Inc.	5.350%	1/15/2036	20,380	20,940
	EOG Resources Inc.	4.950%	4/15/2050	13,822	12,358
	EOG Resources Inc.	5.650%	12/1/2054	14,205	13,905
	EOG Resources Inc.	5.950%	7/15/2055	10,175	10,368
	EQT Corp.	3.900%	10/1/2027	8,574	8,535
	EQT Corp.	5.700%	4/1/2028	6,635	6,843
	EQT Corp.	5.000%	1/15/2029	8,487	8,600
	EQT Corp.	7.000%	2/1/2030	6,772	7,359
	EQT Corp.	5.750%	2/1/2034	13,524	14,137
	Expand Energy Corp.	4.750%	2/1/2032	30,135	29,763
	Expand Energy Corp.	5.700%	1/15/2035	12,820	13,267
	Exxon Mobil Corp.	3.294%	3/19/2027	10,530	10,486
	Exxon Mobil Corp.	2.440%	8/16/2029	20,212	19,312
	Exxon Mobil Corp.	3.482%	3/19/2030	26,190	25,621
	Exxon Mobil Corp.	2.610%	10/15/2030	31,849	29,854
	Exxon Mobil Corp.	2.995%	8/16/2039	11,623	9,292
	Exxon Mobil Corp.	4.227%	3/19/2040	31,170	28,566
	Exxon Mobil Corp.	3.567%	3/6/2045	15,923	12,471
	Exxon Mobil Corp.	4.114%	3/1/2046	26,441	22,118
	Exxon Mobil Corp.	3.095%	8/16/2049	21,925	14,972
	Exxon Mobil Corp.	4.327%	3/19/2050	35,730	29,985
	Exxon Mobil Corp.	3.452%	4/15/2051	39,334	28,242
	Halliburton Co.	2.920%	3/1/2030	19,102	18,081
	Halliburton Co.	4.850%	11/15/2035	16,840	16,621
	Halliburton Co.	6.700%	9/15/2038	13,705	15,187
	Halliburton Co.	7.450%	9/15/2039	25,026	29,490
	Halliburton Co.	4.500%	11/15/2041	6,456	5,631
	Halliburton Co.	4.750%	8/1/2043	11,606	10,230
	Halliburton Co.	5.000%	11/15/2045	29,692	26,516
	Helmerich & Payne Inc.	4.650%	12/1/2027	6,930	6,985
49

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Helmerich & Payne Inc.	4.850%	12/1/2029	10,121	10,160
	Helmerich & Payne Inc.	2.900%	9/29/2031	15,850	14,147
	Helmerich & Payne Inc.	5.500%	12/1/2034	795	783
	Hess Corp.	4.300%	4/1/2027	31,830	31,969
	Hess Corp.	7.875%	10/1/2029	7,055	7,977
	Hess Corp.	7.300%	8/15/2031	9,815	11,281
	Hess Corp.	6.000%	1/15/2040	14,583	15,772
	Hess Corp.	5.600%	2/15/2041	19,208	19,846
	Hess Corp.	5.800%	4/1/2047	10,819	11,078
	HF Sinclair Corp.	5.000%	2/1/2028	250	250
	HF Sinclair Corp.	4.500%	10/1/2030	7,823	7,699
	HF Sinclair Corp.	5.750%	1/15/2031	9,092	9,393
	HF Sinclair Corp.	5.500%	9/1/2032	5,327	5,400
	HF Sinclair Corp.	6.250%	1/15/2035	12,970	13,537
	Kinder Morgan Energy Partners LP	7.400%	3/15/2031	1,050	1,185
	Kinder Morgan Energy Partners LP	7.750%	3/15/2032	620	722
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	4,816	5,540
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	8,709	9,146
	Kinder Morgan Energy Partners LP	6.500%	2/1/2037	17,296	18,874
[1]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	10,117	11,404
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	7,188	7,788
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	7,219	8,426
	Kinder Morgan Energy Partners LP	6.375%	3/1/2041	3,320	3,545
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	7,879	7,774
	Kinder Morgan Energy Partners LP	5.000%	8/15/2042	5,217	4,781
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	12,074	10,648
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	5,475	4,980
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	9,414	9,024
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	4,711	4,453
	Kinder Morgan Inc.	4.300%	3/1/2028	30,564	30,720
	Kinder Morgan Inc.	5.000%	2/1/2029	600	614
	Kinder Morgan Inc.	5.100%	8/1/2029	4,630	4,762
	Kinder Morgan Inc.	5.150%	6/1/2030	2,775	2,869
	Kinder Morgan Inc.	2.000%	2/15/2031	13,995	12,496
[1]	Kinder Morgan Inc.	7.800%	8/1/2031	5,321	6,164
[1]	Kinder Morgan Inc.	7.750%	1/15/2032	6,917	8,031
	Kinder Morgan Inc.	5.300%	12/1/2034	19,739	20,134
	Kinder Morgan Inc.	5.850%	6/1/2035	9,295	9,836
	Kinder Morgan Inc.	5.550%	6/1/2045	24,203	23,367
	Kinder Morgan Inc.	5.050%	2/15/2046	13,410	12,043
	Kinder Morgan Inc.	5.200%	3/1/2048	3,488	3,183
	Kinder Morgan Inc.	3.250%	8/1/2050	5,120	3,387
	Kinder Morgan Inc.	3.600%	2/15/2051	1,789	1,248
	Kinder Morgan Inc.	5.950%	8/1/2054	10,198	10,147
	Marathon Petroleum Corp.	5.125%	12/15/2026	23,308	23,481
	Marathon Petroleum Corp.	3.800%	4/1/2028	10,792	10,735
	Marathon Petroleum Corp.	5.150%	3/1/2030	7,885	8,121
	Marathon Petroleum Corp.	5.700%	3/1/2035	23,654	24,378
	Marathon Petroleum Corp.	6.500%	3/1/2041	15,482	16,473
	Marathon Petroleum Corp.	4.750%	9/15/2044	10,212	8,738
	Marathon Petroleum Corp.	4.500%	4/1/2048	7,844	6,308
	Marathon Petroleum Corp.	5.000%	9/15/2054	5,846	4,892
	MPLX LP	4.125%	3/1/2027	10,467	10,473
	MPLX LP	4.250%	12/1/2027	21,814	21,885
	MPLX LP	4.000%	3/15/2028	18,379	18,346
	MPLX LP	2.650%	8/15/2030	31,176	28,876
	MPLX LP	4.950%	9/1/2032	11,905	11,996
	MPLX LP	5.000%	3/1/2033	14,935	15,000
	MPLX LP	5.500%	6/1/2034	9,020	9,207
	MPLX LP	5.400%	4/1/2035	6,166	6,209
	MPLX LP	5.400%	9/15/2035	27,385	27,584
	MPLX LP	4.500%	4/15/2038	22,252	20,297
	MPLX LP	5.200%	3/1/2047	12,995	11,602
	MPLX LP	5.200%	12/1/2047	4,278	3,801
	MPLX LP	4.700%	4/15/2048	11,919	9,899
	MPLX LP	5.500%	2/15/2049	19,308	17,728
	MPLX LP	5.650%	3/1/2053	1,447	1,340
	MPLX LP	5.950%	4/1/2055	5,489	5,289
	MPLX LP	6.200%	9/15/2055	13,834	13,750
	NOV Inc.	3.600%	12/1/2029	10,342	10,079
50

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
NOV Inc.	3.950%	12/1/2042	15,291	11,997
Occidental Petroleum Corp.	8.500%	7/15/2027	7,551	7,890
Occidental Petroleum Corp.	6.375%	9/1/2028	9,341	9,790
Occidental Petroleum Corp.	5.200%	8/1/2029	17,155	17,568
Occidental Petroleum Corp.	8.875%	7/15/2030	14,196	16,380
Occidental Petroleum Corp.	6.625%	9/1/2030	7,647	8,215
Occidental Petroleum Corp.	6.125%	1/1/2031	22,465	23,724
Occidental Petroleum Corp.	7.500%	5/1/2031	12,541	14,092
Occidental Petroleum Corp.	7.875%	9/15/2031	6,976	7,978
Occidental Petroleum Corp.	5.375%	1/1/2032	4,947	5,051
Occidental Petroleum Corp.	5.550%	10/1/2034	15,305	15,580
Occidental Petroleum Corp.	6.450%	9/15/2036	26,520	28,207
Occidental Petroleum Corp.	7.950%	6/15/2039	5,827	6,825
Occidental Petroleum Corp.	6.200%	3/15/2040	8,206	8,305
Occidental Petroleum Corp.	6.600%	3/15/2046	14,936	15,363
Occidental Petroleum Corp.	4.400%	4/15/2046	9,761	7,683
Occidental Petroleum Corp.	4.200%	3/15/2048	6,150	4,585
Occidental Petroleum Corp.	6.050%	10/1/2054	16,612	15,818
ONEOK Inc.	4.000%	7/13/2027	16,120	16,104
ONEOK Inc.	4.250%	9/24/2027	15,007	15,056
ONEOK Inc.	4.550%	7/15/2028	13,990	14,111
ONEOK Inc.	5.650%	11/1/2028	5,590	5,808
ONEOK Inc.	4.350%	3/15/2029	13,532	13,577
ONEOK Inc.	5.375%	6/1/2029	7,858	8,101
ONEOK Inc.	3.400%	9/1/2029	16,199	15,694
ONEOK Inc.	3.100%	3/15/2030	15,520	14,762
ONEOK Inc.	3.250%	6/1/2030	4,477	4,264
ONEOK Inc.	5.800%	11/1/2030	9,896	10,429
ONEOK Inc.	6.350%	1/15/2031	4,211	4,520
ONEOK Inc.	4.750%	10/15/2031	10,135	10,191
ONEOK Inc.	4.950%	10/15/2032	10,823	10,873
ONEOK Inc.	6.050%	9/1/2033	12,525	13,327
ONEOK Inc.	5.650%	9/1/2034	12,080	12,493
ONEOK Inc.	5.050%	11/1/2034	27,106	26,887
ONEOK Inc.	6.000%	6/15/2035	2,172	2,296
ONEOK Inc.	5.400%	10/15/2035	21,500	21,730
ONEOK Inc.	5.600%	4/1/2044	14,830	14,036
ONEOK Inc.	4.250%	9/15/2046	6,453	5,055
ONEOK Inc.	5.450%	6/1/2047	10,455	9,607
ONEOK Inc.	4.950%	7/13/2047	11,483	10,027
ONEOK Inc.	4.200%	10/3/2047	14,511	11,228
ONEOK Inc.	5.200%	7/15/2048	10,863	9,787
ONEOK Inc.	4.850%	2/1/2049	7,610	6,414
ONEOK Inc.	4.450%	9/1/2049	11,862	9,548
ONEOK Inc.	3.950%	3/1/2050	8,775	6,352
ONEOK Inc.	4.500%	3/15/2050	7,286	5,905
ONEOK Inc.	7.150%	1/15/2051	8,827	9,712
ONEOK Inc.	6.625%	9/1/2053	21,935	22,982
ONEOK Inc.	5.700%	11/1/2054	9,202	8,571
ONEOK Inc.	6.250%	10/15/2055	21,550	21,585
ONEOK Inc.	5.850%	11/1/2064	10,210	9,577
ONEOK Partners LP	6.650%	10/1/2036	10,026	10,914
ONEOK Partners LP	6.850%	10/15/2037	4,631	5,118
ONEOK Partners LP	6.125%	2/1/2041	7,724	7,933
ONEOK Partners LP	6.200%	9/15/2043	4,314	4,376
Ovintiv Inc.	5.650%	5/15/2028	10,363	10,667
Ovintiv Inc.	7.375%	11/1/2031	6,666	7,437
Ovintiv Inc.	6.250%	7/15/2033	6,323	6,710
Ovintiv Inc.	6.500%	8/15/2034	1,847	1,984
Ovintiv Inc.	6.625%	8/15/2037	14,824	15,735
Ovintiv Inc.	6.500%	2/1/2038	13,263	13,904
Ovintiv Inc.	7.100%	7/15/2053	6,192	6,587
Patterson-UTI Energy Inc.	3.950%	2/1/2028	8,311	8,219
Patterson-UTI Energy Inc.	5.150%	11/15/2029	9,452	9,527
Patterson-UTI Energy Inc.	7.150%	10/1/2033	10,205	10,909
Phillips 66	3.900%	3/15/2028	11,278	11,234
Phillips 66	2.150%	12/15/2030	23,630	21,210
Phillips 66	4.650%	11/15/2034	5,630	5,516
Phillips 66	5.875%	5/1/2042	3,790	3,831
Phillips 66	4.875%	11/15/2044	20,877	18,320
51

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66 Co.	4.950%	12/1/2027	4,058	4,124
	Phillips 66 Co.	3.750%	3/1/2028	7,444	7,390
	Phillips 66 Co.	3.150%	12/15/2029	11,636	11,167
	Phillips 66 Co.	5.250%	6/15/2031	10,630	11,048
	Phillips 66 Co.	5.300%	6/30/2033	15,070	15,552
	Phillips 66 Co.	4.950%	3/15/2035	12,374	12,304
	Phillips 66 Co.	4.680%	2/15/2045	8,614	7,307
	Phillips 66 Co.	4.900%	10/1/2046	6,357	5,545
[1]	Phillips 66 Co.	5.875%	3/15/2056	8,335	8,234
[1]	Phillips 66 Co.	6.200%	3/15/2056	8,313	8,290
	Pioneer Natural Resources Co.	1.900%	8/15/2030	20,501	18,572
	Pioneer Natural Resources Co.	2.150%	1/15/2031	13,545	12,292
	Plains All American Pipeline LP	4.500%	12/15/2026	12,745	12,783
	Plains All American Pipeline LP	3.550%	12/15/2029	13,722	13,336
	Plains All American Pipeline LP	3.800%	9/15/2030	10,962	10,634
	Plains All American Pipeline LP	4.700%	1/15/2031	11,614	11,682
	Plains All American Pipeline LP	5.700%	9/15/2034	2,200	2,272
	Plains All American Pipeline LP	5.950%	6/15/2035	17,540	18,265
	Plains All American Pipeline LP	5.600%	1/15/2036	10,664	10,797
	Plains All American Pipeline LP	6.650%	1/15/2037	5,993	6,512
	Plains All American Pipeline LP	5.150%	6/1/2042	8,770	8,023
	Plains All American Pipeline LP	4.300%	1/31/2043	2,070	1,689
	Plains All American Pipeline LP	4.700%	6/15/2044	11,110	9,450
	Plains All American Pipeline LP	4.900%	2/15/2045	8,400	7,333
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	28,844	29,036
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	26,084	26,109
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	35,285	35,455
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	12,196	12,843
[6]	Schlumberger Holdings Corp.	2.650%	6/26/2030	19,760	18,521
[6]	Shell Finance US Inc.	3.875%	11/13/2028	14,499	14,490
[1]	Shell Finance US Inc.	2.375%	11/7/2029	28,903	27,262
[1]	Shell Finance US Inc.	2.750%	4/6/2030	22,411	21,237
	Shell Finance US Inc.	4.125%	11/6/2030	8,746	8,744
[1]	Shell Finance US Inc.	4.125%	5/11/2035	5,435	5,221
	Shell Finance US Inc.	4.750%	1/6/2036	25,375	25,307
[6]	Shell Finance US Inc.	6.375%	12/15/2038	38,744	43,123
[6]	Shell Finance US Inc.	5.500%	3/25/2040	14,025	14,343
[1]	Shell Finance US Inc.	4.550%	8/12/2043	18,229	16,283
[1]	Shell Finance US Inc.	4.375%	5/11/2045	31,916	27,484
[1]	Shell Finance US Inc.	4.000%	5/10/2046	31,346	25,333
[1]	Shell Finance US Inc.	3.750%	9/12/2046	11,443	8,910
[6]	Shell Finance US Inc.	3.125%	11/7/2049	14,400	9,668
[1]	Shell Finance US Inc.	3.250%	4/6/2050	24,217	16,693
[6]	Shell Finance US Inc.	3.000%	11/26/2051	13,807	8,898
	Shell International Finance BV	2.875%	11/26/2041	7,426	5,491
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	7,245	7,307
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	11,015	11,178
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	18,503	18,694
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	11,307	10,873
	Spectra Energy Partners LP	4.500%	3/15/2045	17,931	15,109
	Suncor Energy Inc.	7.150%	2/1/2032	7,834	8,795
	Suncor Energy Inc.	5.950%	12/1/2034	5,102	5,402
	Suncor Energy Inc.	6.800%	5/15/2038	8,431	9,300
	Suncor Energy Inc.	6.500%	6/15/2038	1,830	1,972
	Suncor Energy Inc.	4.000%	11/15/2047	10,509	7,975
	Suncor Energy Inc.	3.750%	3/4/2051	25,829	18,377
	Targa Resources Corp.	4.350%	1/15/2029	5,157	5,170
	Targa Resources Corp.	6.150%	3/1/2029	13,788	14,516
	Targa Resources Corp.	4.900%	9/15/2030	8,475	8,640
	Targa Resources Corp.	4.200%	2/1/2033	12,880	12,325
	Targa Resources Corp.	6.125%	3/15/2033	11,764	12,580
	Targa Resources Corp.	6.500%	3/30/2034	3,200	3,495
	Targa Resources Corp.	5.500%	2/15/2035	36,195	37,083
	Targa Resources Corp.	5.550%	8/15/2035	10,949	11,213
	Targa Resources Corp.	5.650%	2/15/2036	8,305	8,538
	Targa Resources Corp.	5.400%	7/30/2036	19,795	19,828
	Targa Resources Corp.	6.250%	7/1/2052	6,465	6,499
	Targa Resources Corp.	6.500%	2/15/2053	12,460	13,002
	Targa Resources Corp.	6.125%	5/15/2055	11,839	11,756
	Targa Resources Partners LP	5.000%	1/15/2028	9,763	9,768
52

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Targa Resources Partners LP	6.875%	1/15/2029	6,760	6,841
	Targa Resources Partners LP	5.500%	3/1/2030	10,672	10,841
	Targa Resources Partners LP	4.875%	2/1/2031	11,383	11,459
	Targa Resources Partners LP	4.000%	1/15/2032	17,630	16,837
	TC PipeLines LP	3.900%	5/25/2027	6,931	6,906
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/2027	1,425	1,476
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/2028	5,212	5,598
	Tennessee Gas Pipeline Co. LLC	7.625%	4/1/2037	2,184	2,567
	Texas Eastern Transmission LP	7.000%	7/15/2032	7,795	8,745
	TotalEnergies Capital International SA	3.455%	2/19/2029	16,900	16,640
	TotalEnergies Capital International SA	2.829%	1/10/2030	18,065	17,295
	TotalEnergies Capital International SA	3.461%	7/12/2049	12,541	8,941
	TotalEnergies Capital International SA	3.127%	5/29/2050	37,989	25,315
	TotalEnergies Capital International SA	3.386%	6/29/2060	5,973	3,879
	TotalEnergies Capital SA	3.883%	10/11/2028	9,105	9,117
	TotalEnergies Capital SA	4.724%	9/10/2034	47,902	48,306
	TotalEnergies Capital SA	5.488%	4/5/2054	29,703	28,738
	TotalEnergies Capital SA	5.638%	4/5/2064	19,765	19,174
	TotalEnergies Capital SA	5.425%	9/10/2064	18,097	16,927
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	16,156	16,192
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	18,254	18,048
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	23,332	22,738
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	4,707	4,891
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	7,711	8,050
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	30,640	32,667
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	5,503	6,316
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	15,706	16,519
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	23,235	23,949
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	9,286	9,273
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	22,263	21,324
[6]	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	5,709	5,750
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	4,775	4,724
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	4,574	4,013
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	9,700	8,406
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	6,383	4,919
[6]	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	5,693	5,635
	Valero Energy Corp.	2.150%	9/15/2027	7,832	7,588
	Valero Energy Corp.	5.150%	2/15/2030	1,935	1,992
	Valero Energy Corp.	2.800%	12/1/2031	7,856	7,162
	Valero Energy Corp.	7.500%	4/15/2032	8,728	9,998
	Valero Energy Corp.	6.625%	6/15/2037	13,228	14,576
	Valero Energy Corp.	4.900%	3/15/2045	9,750	8,676
	Valero Energy Partners LP	4.500%	3/15/2028	7,817	7,871
	Viper Energy Partners LLC	4.900%	8/1/2030	2,325	2,351
	Viper Energy Partners LLC	5.700%	8/1/2035	7,010	7,130
	Western Midstream Operating LP	4.500%	3/1/2028	2,343	2,352
	Western Midstream Operating LP	4.050%	2/1/2030	16,465	16,130
	Western Midstream Operating LP	4.800%	3/1/2031	6,200	6,197
	Western Midstream Operating LP	6.150%	4/1/2033	3,774	4,000
	Western Midstream Operating LP	5.450%	11/15/2034	9,650	9,722
	Western Midstream Operating LP	5.500%	12/15/2035	4,629	4,612
	Western Midstream Operating LP	5.450%	4/1/2044	6,936	6,310
	Western Midstream Operating LP	5.300%	3/1/2048	10,345	8,916
	Western Midstream Operating LP	5.500%	8/15/2048	4,050	3,567
	Western Midstream Operating LP	5.250%	2/1/2050	18,817	16,114
	Williams Cos. Inc.	3.750%	6/15/2027	21,030	20,946
	Williams Cos. Inc.	5.300%	8/15/2028	9,920	10,214
	Williams Cos. Inc.	4.900%	3/15/2029	1,450	1,481
	Williams Cos. Inc.	4.800%	11/15/2029	9,390	9,566
	Williams Cos. Inc.	4.625%	6/30/2030	6,625	6,696
	Williams Cos. Inc.	3.500%	11/15/2030	15,688	15,056
[1]	Williams Cos. Inc.	7.500%	1/15/2031	535	607
	Williams Cos. Inc.	2.600%	3/15/2031	22,360	20,422
	Williams Cos. Inc.	4.650%	8/15/2032	6,437	6,449
	Williams Cos. Inc.	5.650%	3/15/2033	9,010	9,475
	Williams Cos. Inc.	5.150%	3/15/2034	14,425	14,671
	Williams Cos. Inc.	5.600%	3/15/2035	11,552	11,999
	Williams Cos. Inc.	5.300%	9/30/2035	9,925	10,101
	Williams Cos. Inc.	6.300%	4/15/2040	19,390	20,899
	Williams Cos. Inc.	5.800%	11/15/2043	5,930	5,875
53

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	5.400%	3/4/2044	8,367	8,014
	Williams Cos. Inc.	5.750%	6/24/2044	8,929	8,875
	Williams Cos. Inc.	4.900%	1/15/2045	10,076	9,030
	Williams Cos. Inc.	5.100%	9/15/2045	16,698	15,322
	Williams Cos. Inc.	4.850%	3/1/2048	11,987	10,506
	Williams Cos. Inc.	3.500%	10/15/2051	5,491	3,819
	Williams Cos. Inc.	5.300%	8/15/2052	8,455	7,811
	Williams Cos. Inc.	5.800%	11/15/2054	10,360	10,242
	Williams Cos. Inc.	6.000%	3/15/2055	6,070	6,170
	Woodside Finance Ltd.	4.900%	5/19/2028	7,650	7,763
	Woodside Finance Ltd.	5.400%	5/19/2030	18,783	19,289
	Woodside Finance Ltd.	5.700%	5/19/2032	7,050	7,338
	Woodside Finance Ltd.	5.100%	9/12/2034	5,804	5,737
	Woodside Finance Ltd.	6.000%	5/19/2035	26,427	27,534
	Woodside Finance Ltd.	5.700%	9/12/2054	12,205	11,460
					7,125,912
Financials (7.1%)
[1,5]	ABN AMRO Bank NV, SOFR + 1.000%	4.781%	12/3/2028	1,200	1,204
	ACE Capital Trust II	9.700%	4/1/2030	3,306	3,968
[1]	Aegon Ltd.	5.500%	4/11/2048	7,394	7,481
	AerCap Ireland Capital DAC	6.100%	1/15/2027	4,027	4,104
	AerCap Ireland Capital DAC	3.650%	7/21/2027	45,939	45,661
	AerCap Ireland Capital DAC	4.625%	10/15/2027	5,108	5,152
	AerCap Ireland Capital DAC	3.875%	1/23/2028	18,746	18,658
	AerCap Ireland Capital DAC	4.875%	4/1/2028	5,275	5,363
	AerCap Ireland Capital DAC	5.750%	6/6/2028	12,364	12,805
	AerCap Ireland Capital DAC	3.000%	10/29/2028	52,803	51,194
	AerCap Ireland Capital DAC	4.625%	9/10/2029	43,880	44,320
	AerCap Ireland Capital DAC	6.150%	9/30/2030	11,030	11,811
	AerCap Ireland Capital DAC	4.375%	11/15/2030	5,944	5,926
	AerCap Ireland Capital DAC	3.300%	1/30/2032	63,135	58,408
	AerCap Ireland Capital DAC	3.400%	10/29/2033	27,977	25,307
	AerCap Ireland Capital DAC	4.950%	9/10/2034	19,065	19,045
	AerCap Ireland Capital DAC	5.000%	11/15/2035	3,115	3,081
	AerCap Ireland Capital DAC	3.850%	10/29/2041	21,917	17,932
	AerCap Ireland Capital DAC	6.950%	3/10/2055	2,150	2,255
	AerCap Ireland Capital DAC	6.500%	1/31/2056	2,000	2,063
	Affiliated Managers Group Inc.	3.300%	6/15/2030	10,325	9,841
	Affiliated Managers Group Inc.	5.500%	8/20/2034	5,425	5,550
	Affiliated Managers Group Inc.	5.500%	2/15/2036	12,275	12,279
	Aflac Inc.	3.600%	4/1/2030	22,700	22,346
	Aflac Inc.	4.000%	10/15/2046	3,500	2,813
	Aflac Inc.	4.750%	1/15/2049	5,883	5,179
	Air Lease Corp.	2.200%	1/15/2027	10,460	10,247
	Air Lease Corp.	3.625%	4/1/2027	2,681	2,661
	Air Lease Corp.	3.625%	12/1/2027	15,570	15,396
	Air Lease Corp.	5.850%	12/15/2027	8,925	9,185
	Air Lease Corp.	2.100%	9/1/2028	7,888	7,428
	Air Lease Corp.	4.625%	10/1/2028	9,126	9,163
	Air Lease Corp.	3.250%	10/1/2029	8,115	7,753
	Air Lease Corp.	3.125%	12/1/2030	13,633	12,641
[1]	Air Lease Corp.	5.200%	7/15/2031	5,045	5,125
[1]	Air Lease Corp.	2.875%	1/15/2032	2,170	1,945
	Alleghany Corp.	4.900%	9/15/2044	6,080	5,544
	Alleghany Corp.	3.250%	8/15/2051	6,555	4,408
	Allstate Corp.	3.280%	12/15/2026	715	711
	Allstate Corp.	5.050%	6/24/2029	5,166	5,340
	Allstate Corp.	1.450%	12/15/2030	10,176	8,883
	Allstate Corp.	5.250%	3/30/2033	5,650	5,873
	Allstate Corp.	5.350%	6/1/2033	2,780	2,884
	Allstate Corp.	5.550%	5/9/2035	9,846	10,335
	Allstate Corp.	5.950%	4/1/2036	5,228	5,617
	Allstate Corp.	4.500%	6/15/2043	10,654	9,322
	Allstate Corp.	4.200%	12/15/2046	7,756	6,385
	Allstate Corp.	3.850%	8/10/2049	11,666	8,894
[1]	Allstate Corp.	6.500%	5/15/2057	7,111	7,474
	Ally Financial Inc.	4.750%	6/9/2027	9,998	10,082
	Ally Financial Inc.	7.100%	11/15/2027	3,748	3,938
	Ally Financial Inc.	2.200%	11/2/2028	12,570	11,892
54

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ally Financial Inc.	5.737%	5/15/2029	12,355	12,663
	Ally Financial Inc.	6.992%	6/13/2029	2,242	2,366
[1]	Ally Financial Inc.	8.000%	11/1/2031	10,151	11,518
	Ally Financial Inc.	8.000%	11/1/2031	7,988	9,066
	American Express Co.	2.550%	3/4/2027	34,367	33,880
	American Express Co.	3.300%	5/3/2027	33,826	33,607
	American Express Co.	5.098%	2/16/2028	14,133	14,299
	American Express Co.	5.043%	7/26/2028	8,554	8,696
	American Express Co.	4.731%	4/25/2029	18,375	18,658
	American Express Co.	4.351%	7/20/2029	27,255	27,448
	American Express Co.	5.282%	7/27/2029	15,146	15,595
	American Express Co.	5.532%	4/25/2030	24,048	25,095
	American Express Co.	5.085%	1/30/2031	10,595	10,924
	American Express Co.	5.016%	4/25/2031	20,285	20,894
	American Express Co.	6.489%	10/30/2031	29,140	31,828
	American Express Co.	4.989%	5/26/2033	10,600	10,779
	American Express Co.	4.918%	7/20/2033	18,834	19,164
	American Express Co.	4.420%	8/3/2033	17,299	17,167
	American Express Co.	5.043%	5/1/2034	25,208	25,822
	American Express Co.	5.625%	7/28/2034	8,305	8,672
	American Express Co.	5.915%	4/25/2035	7,660	8,138
	American Express Co.	5.284%	7/26/2035	23,059	23,758
	American Express Co.	5.442%	1/30/2036	39,530	41,036
	American Express Co.	5.667%	4/25/2036	13,500	14,260
	American Express Co.	4.804%	10/24/2036	20,610	20,364
	American Express Co.	4.050%	12/3/2042	14,178	12,212
[1]	American Express Credit Corp.	3.300%	5/3/2027	1,920	1,909
	American Financial Group Inc.	5.250%	4/2/2030	6,184	6,476
	American Financial Group Inc.	5.000%	9/23/2035	6,143	6,038
	American Financial Group Inc.	4.500%	6/15/2047	6,435	5,409
	American International Group Inc.	3.400%	6/30/2030	12,270	11,838
	American International Group Inc.	5.125%	3/27/2033	8,867	9,120
	American International Group Inc.	3.875%	1/15/2035	5,231	4,888
	American International Group Inc.	5.450%	5/7/2035	8,000	8,333
	American International Group Inc.	4.750%	4/1/2048	25,459	22,627
	American International Group Inc.	4.375%	6/30/2050	13,382	11,165
	American National Group Inc.	5.000%	6/15/2027	6,451	6,500
	American National Group Inc.	5.750%	10/1/2029	5,033	5,210
	American National Group Inc.	6.000%	7/15/2035	9,275	9,402
	Ameriprise Financial Inc.	5.700%	12/15/2028	7,030	7,375
	Ameriprise Financial Inc.	4.500%	5/13/2032	5,660	5,710
	Ameriprise Financial Inc.	5.150%	5/15/2033	6,325	6,567
	Ameriprise Financial Inc.	5.200%	4/15/2035	21,595	22,049
[1]	Andrew W Mellon Foundation	0.947%	8/1/2027	4,320	4,137
[1]	Aon Corp.	8.205%	1/1/2027	2,643	2,744
	Aon Corp.	2.850%	5/28/2027	5,069	4,993
	Aon Corp.	4.500%	12/15/2028	10,319	10,447
	Aon Corp.	3.750%	5/2/2029	12,375	12,241
	Aon Corp.	2.800%	5/15/2030	20,332	19,190
	Aon Corp.	5.350%	2/28/2033	3,420	3,563
	Aon Corp.	6.250%	9/30/2040	5,850	6,389
	Aon Corp.	2.900%	8/23/2051	8,437	5,252
	Aon Corp.	3.900%	2/28/2052	12,665	9,468
	Aon Global Ltd.	4.600%	6/14/2044	12,208	10,663
	Aon Global Ltd.	4.750%	5/15/2045	3,507	3,115
	Aon North America Inc.	5.125%	3/1/2027	4,007	4,057
	Aon North America Inc.	5.150%	3/1/2029	12,554	12,921
	Aon North America Inc.	5.300%	3/1/2031	8,695	9,068
	Aon North America Inc.	5.450%	3/1/2034	40,538	42,143
	Aon North America Inc.	5.750%	3/1/2054	26,889	26,760
[6]	Apollo Debt Solutions BDC	5.200%	12/8/2028	2,400	2,399
	Apollo Debt Solutions BDC	6.900%	4/13/2029	22,885	24,036
	Apollo Debt Solutions BDC	5.875%	8/30/2030	3,925	3,966
	Apollo Debt Solutions BDC	6.700%	7/29/2031	11,072	11,692
	Apollo Debt Solutions BDC	6.550%	3/15/2032	5,305	5,475
	Apollo Global Management Inc.	6.375%	11/15/2033	7,290	8,006
	Apollo Global Management Inc.	5.150%	8/12/2035	5,440	5,447
	Apollo Global Management Inc.	5.800%	5/21/2054	10,864	10,673
	Apollo Global Management Inc.	6.000%	12/15/2054	5,974	5,921
	Arch Capital Finance LLC	4.011%	12/15/2026	11,601	11,604
55

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arch Capital Finance LLC	5.031%	12/15/2046	4,762	4,438
	Arch Capital Group Ltd.	7.350%	5/1/2034	4,565	5,286
	Arch Capital Group Ltd.	3.635%	6/30/2050	12,970	9,626
	Arch Capital Group US Inc.	5.144%	11/1/2043	6,063	5,752
	Ares Capital Corp.	7.000%	1/15/2027	11,696	11,986
	Ares Capital Corp.	2.875%	6/15/2027	2,426	2,376
	Ares Capital Corp.	2.875%	6/15/2028	2,007	1,918
	Ares Capital Corp.	5.875%	3/1/2029	19,130	19,630
	Ares Capital Corp.	5.950%	7/15/2029	12,748	13,092
	Ares Capital Corp.	5.500%	9/1/2030	11,960	12,045
	Ares Capital Corp.	5.100%	1/15/2031	28,775	28,402
	Ares Capital Corp.	5.800%	3/8/2032	13,320	13,449
	Ares Management Corp.	5.600%	10/11/2054	6,250	5,903
	Ares Strategic Income Fund	5.700%	3/15/2028	13,560	13,733
[6]	Ares Strategic Income Fund	5.450%	9/9/2028	3,705	3,732
[6]	Ares Strategic Income Fund	4.850%	1/15/2029	12,800	12,649
	Ares Strategic Income Fund	6.350%	8/15/2029	10,520	10,837
	Ares Strategic Income Fund	5.600%	2/15/2030	5,040	5,065
[6]	Ares Strategic Income Fund	5.800%	9/9/2030	8,250	8,333
[6]	Ares Strategic Income Fund	5.150%	1/15/2031	16,021	15,721
	Ares Strategic Income Fund	6.200%	3/21/2032	12,835	13,170
[6]	Army Hawaii Family Housing Trust Certificates	5.524%	6/15/2050	391	402
	Arthur J Gallagher & Co.	4.600%	12/15/2027	2,625	2,654
	Arthur J Gallagher & Co.	4.850%	12/15/2029	3,672	3,758
	Arthur J Gallagher & Co.	2.400%	11/9/2031	7,539	6,733
	Arthur J Gallagher & Co.	5.000%	2/15/2032	2,365	2,418
	Arthur J Gallagher & Co.	5.500%	3/2/2033	5,245	5,459
	Arthur J Gallagher & Co.	6.500%	2/15/2034	7,315	8,059
	Arthur J Gallagher & Co.	5.450%	7/15/2034	3,698	3,834
	Arthur J Gallagher & Co.	5.150%	2/15/2035	11,830	11,961
	Arthur J Gallagher & Co.	3.500%	5/20/2051	13,775	9,607
	Arthur J Gallagher & Co.	3.050%	3/9/2052	6,905	4,372
	Arthur J Gallagher & Co.	5.750%	3/2/2053	9,020	8,840
	Arthur J Gallagher & Co.	5.750%	7/15/2054	6,925	6,799
	Arthur J Gallagher & Co.	5.550%	2/15/2055	15,356	14,719
	Associated Banc-Corp.	6.455%	8/29/2030	5,655	5,875
	Assurant Inc.	4.900%	3/27/2028	3,874	3,925
	Assurant Inc.	3.700%	2/22/2030	5,571	5,409
	Assurant Inc.	5.550%	2/15/2036	1,750	1,778
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	4,690	4,926
	Assured Guaranty US Holdings Inc.	3.150%	6/15/2031	7,431	7,008
	Assured Guaranty US Holdings Inc.	3.600%	9/15/2051	6,548	4,608
	Athene Holding Ltd.	4.125%	1/12/2028	13,540	13,526
	Athene Holding Ltd.	6.150%	4/3/2030	18,885	20,038
	Athene Holding Ltd.	3.500%	1/15/2031	14,778	13,966
	Athene Holding Ltd.	5.875%	1/15/2034	13,015	13,492
	Athene Holding Ltd.	3.950%	5/25/2051	6,659	4,654
	Athene Holding Ltd.	3.450%	5/15/2052	12,886	8,142
	Athene Holding Ltd.	6.250%	4/1/2054	19,310	18,818
	Athene Holding Ltd.	6.625%	10/15/2054	8,720	8,701
	Athene Holding Ltd.	6.625%	5/19/2055	3,514	3,576
	Athene Holding Ltd.	6.875%	6/28/2055	9,080	9,067
[1]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/2026	16,945	17,041
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	10,765	10,951
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	14,964	15,273
	AXA SA	8.600%	12/15/2030	13,279	15,563
	AXIS Specialty Finance LLC	3.900%	7/15/2029	4,130	4,088
[1]	AXIS Specialty Finance LLC	4.900%	1/15/2040	3,268	3,148
	AXIS Specialty Finance plc	4.000%	12/6/2027	16,139	16,114
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	6,760	6,751
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	9,230	9,561
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	11,600	13,494
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	16,289	17,355
	Banco Santander SA	4.250%	4/11/2027	10,787	10,810
	Banco Santander SA	5.294%	8/18/2027	9,007	9,174
	Banco Santander SA	3.800%	2/23/2028	20,560	20,399
	Banco Santander SA	5.552%	3/14/2028	5,015	5,098
	Banco Santander SA	4.175%	3/24/2028	21,565	21,578
	Banco Santander SA	4.379%	4/12/2028	22,087	22,202
[1]	Banco Santander SA	5.365%	7/15/2028	11,515	11,734
56

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	5.588%	8/8/2028	24,186	25,069
	Banco Santander SA	6.607%	11/7/2028	38,640	41,218
	Banco Santander SA	3.306%	6/27/2029	19,110	18,564
	Banco Santander SA	5.538%	3/14/2030	12,960	13,415
	Banco Santander SA	3.490%	5/28/2030	13,909	13,409
	Banco Santander SA	2.749%	12/3/2030	23,914	21,779
	Banco Santander SA	2.958%	3/25/2031	10,593	9,845
	Banco Santander SA	5.439%	7/15/2031	9,895	10,404
	Banco Santander SA	6.921%	8/8/2033	32,603	36,135
	Banco Santander SA	6.938%	11/7/2033	24,705	28,280
	Banco Santander SA	6.350%	3/14/2034	22,519	24,266
	Banco Santander SA	6.033%	1/17/2035	12,260	13,146
[1]	Bank of America Corp.	4.450%	3/3/2026	1	—
[1]	Bank of America Corp.	3.248%	10/21/2027	51,048	50,593
[1]	Bank of America Corp.	4.183%	11/25/2027	58,838	58,937
[1]	Bank of America Corp.	3.824%	1/20/2028	35,458	35,371
[1]	Bank of America Corp.	2.551%	2/4/2028	13,920	13,697
[1]	Bank of America Corp.	3.705%	4/24/2028	49,146	48,923
[1]	Bank of America Corp.	3.593%	7/21/2028	74,487	73,982
[1]	Bank of America Corp.	4.948%	7/22/2028	11,107	11,263
	Bank of America Corp.	6.204%	11/10/2028	1,577	1,639
[1]	Bank of America Corp.	3.419%	12/20/2028	110,498	109,210
	Bank of America Corp.	4.979%	1/24/2029	4,432	4,514
[1]	Bank of America Corp.	3.970%	3/5/2029	24,553	24,508
	Bank of America Corp.	5.202%	4/25/2029	42,968	44,015
	Bank of America Corp.	4.623%	5/9/2029	31,392	31,801
[1]	Bank of America Corp.	2.087%	6/14/2029	64,434	61,441
[1]	Bank of America Corp.	4.271%	7/23/2029	95,408	95,813
	Bank of America Corp.	5.819%	9/15/2029	35,425	36,936
[1]	Bank of America Corp.	3.194%	7/23/2030	32,498	31,389
[1]	Bank of America Corp.	2.884%	10/22/2030	11,647	11,085
[1]	Bank of America Corp.	2.496%	2/13/2031	98,299	91,548
[1]	Bank of America Corp.	2.592%	4/29/2031	64,621	60,207
[1]	Bank of America Corp.	1.898%	7/23/2031	6,767	6,078
[1]	Bank of America Corp.	1.922%	10/24/2031	32,240	28,822
	Bank of America Corp.	2.687%	4/22/2032	111,594	102,336
	Bank of America Corp.	2.299%	7/21/2032	62,208	55,615
	Bank of America Corp.	2.572%	10/20/2032	54,656	49,264
[1]	Bank of America Corp.	2.972%	2/4/2033	12,788	11,687
	Bank of America Corp.	4.571%	4/27/2033	24,655	24,596
[1]	Bank of America Corp.	5.015%	7/22/2033	20,350	20,748
	Bank of America Corp.	5.288%	4/25/2034	29,892	30,819
	Bank of America Corp.	5.872%	9/15/2034	21,908	23,375
	Bank of America Corp.	5.468%	1/23/2035	20,649	21,504
[1]	Bank of America Corp.	5.425%	8/15/2035	24,616	25,171
	Bank of America Corp.	5.518%	10/25/2035	55,708	57,114
	Bank of America Corp.	5.511%	1/24/2036	81,244	84,834
	Bank of America Corp.	5.744%	2/12/2036	30,740	32,046
	Bank of America Corp.	5.464%	5/9/2036	3,260	3,391
	Bank of America Corp.	2.482%	9/21/2036	33,792	29,688
	Bank of America Corp.	6.110%	1/29/2037	39,927	43,029
[1]	Bank of America Corp.	4.244%	4/24/2038	44,404	41,373
	Bank of America Corp.	7.750%	5/14/2038	26,124	31,759
[1]	Bank of America Corp.	4.078%	4/23/2040	42,707	38,084
[1]	Bank of America Corp.	2.676%	6/19/2041	64,495	47,479
[1]	Bank of America Corp.	5.875%	2/7/2042	21,419	22,763
	Bank of America Corp.	3.311%	4/22/2042	53,624	42,260
[1]	Bank of America Corp.	5.000%	1/21/2044	8,516	8,209
[1]	Bank of America Corp.	4.875%	4/1/2044	9,656	9,154
[1]	Bank of America Corp.	4.750%	4/21/2045	13,127	11,839
[1]	Bank of America Corp.	4.330%	3/15/2050	42,034	35,343
[1]	Bank of America Corp.	4.083%	3/20/2051	117,994	94,610
[1]	Bank of America Corp.	2.831%	10/24/2051	7,640	4,846
[1]	Bank of America Corp.	3.483%	3/13/2052	8,375	6,024
	Bank of America Corp.	2.972%	7/21/2052	34,623	22,668
[1]	Bank of America NA	6.000%	10/15/2036	22,820	24,759
[1]	Bank of Montreal	2.650%	3/8/2027	21,250	20,949
[1]	Bank of Montreal	4.700%	9/14/2027	9,014	9,133
	Bank of Montreal	5.203%	2/1/2028	3,844	3,941
	Bank of Montreal	5.717%	9/25/2028	13,410	13,984
57

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Montreal	5.511%	6/4/2031	14,410	15,158
[1]	Bank of Montreal	3.803%	12/15/2032	29,293	28,952
	Bank of Montreal	3.088%	1/10/2037	16,029	14,418
[1]	Bank of New York Mellon Corp.	2.050%	1/26/2027	9,634	9,457
[1]	Bank of New York Mellon Corp.	3.250%	5/16/2027	29,832	29,629
[1]	Bank of New York Mellon Corp.	3.400%	1/29/2028	11,204	11,124
[1]	Bank of New York Mellon Corp.	3.442%	2/7/2028	21,205	21,098
[1]	Bank of New York Mellon Corp.	3.850%	4/28/2028	1,910	1,915
	Bank of New York Mellon Corp.	4.441%	6/9/2028	9,890	9,964
[1]	Bank of New York Mellon Corp.	3.992%	6/13/2028	1,440	1,441
[1]	Bank of New York Mellon Corp.	1.650%	7/14/2028	9,902	9,401
	Bank of New York Mellon Corp.	4.890%	7/21/2028	13,420	13,622
[1]	Bank of New York Mellon Corp.	5.802%	10/25/2028	425	439
[1]	Bank of New York Mellon Corp.	3.000%	10/30/2028	10,403	10,132
[1]	Bank of New York Mellon Corp.	1.900%	1/25/2029	435	410
	Bank of New York Mellon Corp.	4.543%	2/1/2029	14,117	14,292
	Bank of New York Mellon Corp.	4.729%	4/20/2029	2,965	3,014
[1]	Bank of New York Mellon Corp.	3.850%	4/26/2029	4,992	5,004
[1]	Bank of New York Mellon Corp.	3.300%	8/23/2029	13,229	12,854
[1]	Bank of New York Mellon Corp.	6.317%	10/25/2029	27,970	29,694
[1]	Bank of New York Mellon Corp.	4.975%	3/14/2030	24,549	25,263
	Bank of New York Mellon Corp.	4.596%	7/26/2030	400	407
[1]	Bank of New York Mellon Corp.	1.650%	1/28/2031	3,225	2,851
	Bank of New York Mellon Corp.	4.942%	2/11/2031	33,794	34,756
[1]	Bank of New York Mellon Corp.	1.800%	7/28/2031	700	616
	Bank of New York Mellon Corp.	2.500%	1/26/2032	11,938	10,883
	Bank of New York Mellon Corp.	5.060%	7/22/2032	45,685	47,333
[1]	Bank of New York Mellon Corp.	4.289%	6/13/2033	400	394
[1]	Bank of New York Mellon Corp.	5.834%	10/25/2033	28,447	30,672
	Bank of New York Mellon Corp.	4.706%	2/1/2034	27,406	27,494
[1]	Bank of New York Mellon Corp.	4.967%	4/26/2034	31,165	31,762
[1]	Bank of New York Mellon Corp.	6.474%	10/25/2034	19,141	21,400
[1]	Bank of New York Mellon Corp.	5.188%	3/14/2035	20,589	21,248
	Bank of New York Mellon Corp.	5.225%	11/20/2035	1,789	1,853
	Bank of New York Mellon Corp.	5.316%	6/6/2036	5,071	5,255
	Bank of Nova Scotia	5.350%	12/7/2026	7,754	7,856
	Bank of Nova Scotia	1.950%	2/2/2027	8,693	8,521
[1]	Bank of Nova Scotia	5.400%	6/4/2027	5,340	5,452
	Bank of Nova Scotia	5.250%	6/12/2028	14,392	14,832
	Bank of Nova Scotia	4.404%	9/8/2028	7,175	7,216
	Bank of Nova Scotia	4.932%	2/14/2029	7,582	7,729
[1]	Bank of Nova Scotia	5.450%	8/1/2029	6,247	6,504
	Bank of Nova Scotia	4.850%	2/1/2030	25,160	25,754
	Bank of Nova Scotia	5.130%	2/14/2031	14,341	14,768
	Bank of Nova Scotia	2.450%	2/2/2032	9,113	8,130
	Bank of Nova Scotia	4.740%	11/10/2032	9,068	9,175
	Bank of Nova Scotia	5.650%	2/1/2034	10,589	11,244
	Bank of Nova Scotia	4.588%	5/4/2037	20,485	19,964
	Barclays plc	4.337%	1/10/2028	20,753	20,803
	Barclays plc	5.674%	3/12/2028	10,488	10,677
	Barclays plc	4.836%	5/9/2028	38,981	39,283
	Barclays plc	5.501%	8/9/2028	14,993	15,315
	Barclays plc	4.837%	9/10/2028	24,357	24,639
	Barclays plc	7.385%	11/2/2028	28,481	30,105
	Barclays plc	5.086%	2/25/2029	13,999	14,261
[1]	Barclays plc	4.972%	5/16/2029	31,079	31,592
	Barclays plc	6.490%	9/13/2029	22,886	24,182
	Barclays plc	4.476%	11/11/2029	16,570	16,660
	Barclays plc	5.690%	3/12/2030	10,833	11,271
[1]	Barclays plc	5.088%	6/20/2030	22,593	22,971
	Barclays plc	4.942%	9/10/2030	25,537	26,024
	Barclays plc	5.367%	2/25/2031	15,845	16,370
	Barclays plc	2.645%	6/24/2031	29,157	26,977
	Barclays plc	2.667%	3/10/2032	9,818	8,939
	Barclays plc	2.894%	11/24/2032	13,328	12,110
	Barclays plc	5.746%	8/9/2033	18,650	19,580
	Barclays plc	7.437%	11/2/2033	59,612	68,170
	Barclays plc	6.224%	5/9/2034	21,001	22,595
	Barclays plc	7.119%	6/27/2034	21,676	24,265
	Barclays plc	6.692%	9/13/2034	21,695	24,004
58

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Barclays plc	5.335%	9/10/2035	20,969	21,303
	Barclays plc	3.564%	9/23/2035	27,955	26,377
	Barclays plc	5.785%	2/25/2036	26,491	27,730
	Barclays plc	3.811%	3/10/2042	10,555	8,467
	Barclays plc	3.330%	11/24/2042	9,067	6,989
	Barclays plc	5.250%	8/17/2045	11,039	10,598
	Barclays plc	5.860%	8/11/2046	8,666	8,873
	Barclays plc	4.950%	1/10/2047	25,485	23,398
	Barclays plc	6.036%	3/12/2055	9,480	9,952
	Barings BDC Inc.	5.200%	9/15/2028	2,500	2,487
[6]	Barings Private Credit Corp.	6.150%	6/11/2030	8,815	8,791
	Berkshire Hathaway Finance Corp.	2.300%	3/15/2027	13,929	13,713
	Berkshire Hathaway Finance Corp.	1.850%	3/12/2030	6,173	5,671
	Berkshire Hathaway Finance Corp.	2.875%	3/15/2032	3,047	2,838
	Berkshire Hathaway Finance Corp.	5.750%	1/15/2040	8,626	9,352
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	14,076	12,920
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	9,062	8,055
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	28,034	23,385
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	27,246	22,862
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	25,651	16,489
	Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	10,486	6,267
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	50,299	38,704
	Berkshire Hathaway Inc.	4.500%	2/11/2043	5,445	5,110
	BGC Group Inc.	8.000%	5/25/2028	5,308	5,670
	BGC Group Inc.	6.150%	4/2/2030	3,304	3,422
	BlackRock Funding Inc.	4.600%	7/26/2027	7,525	7,629
	BlackRock Funding Inc.	5.000%	3/14/2034	14,552	15,042
	BlackRock Funding Inc.	4.900%	1/8/2035	11,730	11,972
	BlackRock Funding Inc.	5.250%	3/14/2054	20,377	19,499
	BlackRock Funding Inc.	5.350%	1/8/2055	9,817	9,532
	Blackrock Inc.	3.200%	3/15/2027	9,566	9,509
	Blackrock Inc.	3.250%	4/30/2029	13,490	13,222
	Blackrock Inc.	2.400%	4/30/2030	10,469	9,804
	Blackrock Inc.	1.900%	1/28/2031	17,020	15,291
	Blackrock Inc.	2.100%	2/25/2032	18,245	16,111
	Blackrock Inc.	4.750%	5/25/2033	18,801	19,215
	Blackstone Private Credit Fund	2.625%	12/15/2026	13,169	12,938
	Blackstone Private Credit Fund	4.950%	9/26/2027	10,155	10,208
	Blackstone Private Credit Fund	7.300%	11/27/2028	1,275	1,352
	Blackstone Private Credit Fund	5.950%	7/16/2029	24,155	24,648
	Blackstone Private Credit Fund	5.600%	11/22/2029	17,620	17,780
	Blackstone Private Credit Fund	5.250%	4/1/2030	1,675	1,664
	Blackstone Private Credit Fund	5.050%	9/10/2030	6,398	6,300
	Blackstone Private Credit Fund	6.250%	1/25/2031	19,485	20,087
	Blackstone Private Credit Fund	6.000%	1/29/2032	12,780	12,969
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	6,336	6,337
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	5,500	5,548
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	9,492	9,422
	Blackstone Secured Lending Fund	5.875%	11/15/2027	13,407	13,687
	Blackstone Secured Lending Fund	5.350%	4/13/2028	10,530	10,621
	Blackstone Secured Lending Fund	2.850%	9/30/2028	7,761	7,338
	Blackstone Secured Lending Fund	5.300%	6/30/2030	6,535	6,508
	Blackstone Secured Lending Fund	5.125%	1/31/2031	13,150	12,986
	Blue Owl Capital Corp.	2.625%	1/15/2027	5,626	5,495
	Blue Owl Capital Corp.	2.875%	6/11/2028	28,674	27,088
	Blue Owl Capital Corp.	5.950%	3/15/2029	22,665	22,876
	Blue Owl Capital Corp.	6.200%	7/15/2030	8,025	8,131
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	14,605	15,444
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	12,725	13,085
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	14,245	14,224
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	2,179	2,244
	Blue Owl Finance LLC	6.250%	4/18/2034	13,615	14,043
	Blue Owl Finance LLC	4.125%	10/7/2051	2,015	1,409
	Blue Owl Technology Finance Corp.	2.500%	1/15/2027	3,646	3,547
[6]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	10,565	10,625
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	15,070	15,416
[1]	BPCE SA	3.375%	12/2/2026	8,245	8,204
	Brighthouse Financial Inc.	5.625%	5/15/2030	8,058	8,169
	Brighthouse Financial Inc.	4.700%	6/22/2047	7,021	5,155
	Brighthouse Financial Inc.	3.850%	12/22/2051	11,104	6,684
59

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	8,150	8,521
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	12,800	12,778
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	15,000	15,338
	Brookfield Capital Finance LLC	6.087%	6/14/2033	6,903	7,384
	Brookfield Finance Inc.	3.900%	1/25/2028	13,179	13,139
	Brookfield Finance Inc.	4.850%	3/29/2029	19,149	19,452
	Brookfield Finance Inc.	4.350%	4/15/2030	12,026	12,072
	Brookfield Finance Inc.	2.724%	4/15/2031	5,487	5,025
	Brookfield Finance Inc.	6.350%	1/5/2034	9,929	10,779
	Brookfield Finance Inc.	5.675%	1/15/2035	16,489	17,057
	Brookfield Finance Inc.	4.700%	9/20/2047	7,595	6,556
	Brookfield Finance Inc.	3.500%	3/30/2051	8,077	5,600
	Brookfield Finance Inc.	3.625%	2/15/2052	7,033	4,945
	Brookfield Finance Inc.	5.968%	3/4/2054	10,979	11,060
	Brookfield Finance Inc.	5.813%	3/3/2055	7,560	7,447
	Brookfield Finance LLC	3.450%	4/15/2050	17,614	12,115
	Brown & Brown Inc.	4.600%	12/23/2026	6,500	6,533
	Brown & Brown Inc.	4.700%	6/23/2028	2,675	2,707
	Brown & Brown Inc.	4.500%	3/15/2029	8,786	8,812
	Brown & Brown Inc.	4.900%	6/23/2030	2,655	2,693
	Brown & Brown Inc.	2.375%	3/15/2031	19,167	17,192
	Brown & Brown Inc.	4.200%	3/17/2032	4,639	4,484
	Brown & Brown Inc.	5.250%	6/23/2032	2,492	2,546
	Brown & Brown Inc.	5.650%	6/11/2034	4,660	4,809
	Brown & Brown Inc.	5.550%	6/23/2035	13,072	13,415
	Brown & Brown Inc.	4.950%	3/17/2052	7,920	6,916
	Brown & Brown Inc.	6.250%	6/23/2055	16,109	16,745
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	10,115	10,064
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	9,885	10,076
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	16,206	16,577
	Canadian Imperial Bank of Commerce	5.986%	10/3/2028	13,986	14,686
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	11,525	11,716
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	5,104	5,285
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	7,702	7,947
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	25,907	24,685
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	18,810	20,432
	Capital One Financial Corp.	4.100%	2/9/2027	34,663	34,686
	Capital One Financial Corp.	3.750%	3/9/2027	47,793	47,658
	Capital One Financial Corp.	3.650%	5/11/2027	18,038	17,956
	Capital One Financial Corp.	3.800%	1/31/2028	55,650	55,423
	Capital One Financial Corp.	4.927%	5/10/2028	12,114	12,258
	Capital One Financial Corp.	5.468%	2/1/2029	9,945	10,214
	Capital One Financial Corp.	6.312%	6/8/2029	9,360	9,824
	Capital One Financial Corp.	5.700%	2/1/2030	24,586	25,557
	Capital One Financial Corp.	3.273%	3/1/2030	16,487	15,999
	Capital One Financial Corp.	4.493%	9/11/2031	11,900	11,874
[1]	Capital One Financial Corp.	7.624%	10/30/2031	11,389	12,866
	Capital One Financial Corp.	2.618%	11/2/2032	10,288	9,228
	Capital One Financial Corp.	5.268%	5/10/2033	400	410
	Capital One Financial Corp.	5.817%	2/1/2034	52,036	54,477
	Capital One Financial Corp.	6.377%	6/8/2034	36,152	39,078
	Capital One Financial Corp.	7.964%	11/2/2034	11,676	13,762
	Capital One Financial Corp.	6.051%	2/1/2035	26,342	27,995
	Capital One Financial Corp.	5.884%	7/26/2035	1,076	1,132
	Capital One Financial Corp.	6.183%	1/30/2036	45,195	47,228
	Capital One Financial Corp.	5.197%	9/11/2036	24,000	23,878
[1]	Capital One NA	4.650%	9/13/2028	19,817	20,102
[1]	Capital One NA	2.700%	2/6/2030	8,948	8,434
	Capital Southwest Corp.	5.950%	9/18/2030	6,937	6,985
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	1,485	1,521
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	10,250	10,100
	Cboe Global Markets Inc.	3.650%	1/12/2027	16,441	16,407
	Cboe Global Markets Inc.	1.625%	12/15/2030	8,995	7,984
	Charles Schwab Corp.	3.200%	3/2/2027	15,712	15,592
	Charles Schwab Corp.	2.450%	3/3/2027	20,688	20,378
	Charles Schwab Corp.	3.300%	4/1/2027	25,653	25,491
	Charles Schwab Corp.	3.200%	1/25/2028	9,320	9,192
	Charles Schwab Corp.	2.000%	3/20/2028	4,985	4,796
	Charles Schwab Corp.	4.000%	2/1/2029	12,960	13,004
	Charles Schwab Corp.	5.643%	5/19/2029	15,876	16,481
60

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Charles Schwab Corp.	3.250%	5/22/2029	12,000	11,689
	Charles Schwab Corp.	2.750%	10/1/2029	13,742	13,096
	Charles Schwab Corp.	6.196%	11/17/2029	1,550	1,639
	Charles Schwab Corp.	1.650%	3/11/2031	17,620	15,460
	Charles Schwab Corp.	2.300%	5/13/2031	17,982	16,279
	Charles Schwab Corp.	4.343%	11/14/2031	13,200	13,175
	Charles Schwab Corp.	1.950%	12/1/2031	20,715	18,143
	Charles Schwab Corp.	2.900%	3/3/2032	33,099	30,308
	Charles Schwab Corp.	5.853%	5/19/2034	3,620	3,875
	Charles Schwab Corp.	6.136%	8/24/2034	14,172	15,442
	Charles Schwab Corp.	4.914%	11/14/2036	7,908	7,869
	Chubb INA Holdings LLC	1.375%	9/15/2030	23,306	20,534
	Chubb INA Holdings LLC	5.000%	3/15/2034	20,985	21,457
	Chubb INA Holdings LLC	4.900%	8/15/2035	16,729	16,801
	Chubb INA Holdings LLC	6.700%	5/15/2036	2,220	2,542
	Chubb INA Holdings LLC	6.000%	5/11/2037	9,004	9,791
[1]	Chubb INA Holdings LLC	6.500%	5/15/2038	8,615	9,764
	Chubb INA Holdings LLC	4.150%	3/13/2043	2,168	1,868
	Chubb INA Holdings LLC	4.350%	11/3/2045	32,495	28,296
	Chubb INA Holdings LLC	2.850%	12/15/2051	5,540	3,523
	Chubb INA Holdings LLC	3.050%	12/15/2061	5,756	3,534
	CI Financial Corp.	3.200%	12/17/2030	11,016	9,971
[1]	Cincinnati Financial Corp.	6.920%	5/15/2028	7,000	7,455
	Cincinnati Financial Corp.	6.125%	11/1/2034	6,319	6,799
[1]	Citibank NA	5.488%	12/4/2026	32,037	32,464
	Citibank NA	4.576%	5/29/2027	4,781	4,831
	Citibank NA	5.803%	9/29/2028	32,227	33,803
	Citibank NA	4.838%	8/6/2029	12,519	12,807
[1]	Citibank NA	4.914%	5/29/2030	9,110	9,371
[1]	Citibank NA	5.570%	4/30/2034	27,290	28,872
	Citigroup Inc.	4.600%	3/9/2026	1	—
	Citigroup Inc.	4.450%	9/29/2027	66,318	66,745
[1]	Citigroup Inc.	3.887%	1/10/2028	76,323	76,180
[1]	Citigroup Inc.	3.070%	2/24/2028	6,289	6,218
	Citigroup Inc.	4.643%	5/7/2028	12,699	12,802
	Citigroup Inc.	4.658%	5/24/2028	7,782	7,850
[1]	Citigroup Inc.	3.668%	7/24/2028	53,918	53,588
	Citigroup Inc.	4.125%	7/25/2028	16,408	16,404
[1]	Citigroup Inc.	3.520%	10/27/2028	31,728	31,453
	Citigroup Inc.	4.786%	3/4/2029	26,329	26,716
[1]	Citigroup Inc.	4.075%	4/23/2029	15,486	15,472
	Citigroup Inc.	5.174%	2/13/2030	27,834	28,568
[1]	Citigroup Inc.	3.980%	3/20/2030	26,454	26,215
	Citigroup Inc.	4.542%	9/19/2030	24,750	24,936
[1]	Citigroup Inc.	2.976%	11/5/2030	34,522	32,873
[1]	Citigroup Inc.	2.666%	1/29/2031	37,306	34,928
[1]	Citigroup Inc.	4.412%	3/31/2031	64,320	64,298
	Citigroup Inc.	4.952%	5/7/2031	13,680	13,966
[1]	Citigroup Inc.	2.572%	6/3/2031	5,522	5,116
	Citigroup Inc.	4.503%	9/11/2031	22,200	22,257
	Citigroup Inc.	6.625%	6/15/2032	6,709	7,434
	Citigroup Inc.	2.520%	11/3/2032	17,191	15,395
	Citigroup Inc.	3.057%	1/25/2033	69,437	63,571
	Citigroup Inc.	5.875%	2/22/2033	8,340	8,911
	Citigroup Inc.	3.785%	3/17/2033	101,041	96,262
	Citigroup Inc.	6.000%	10/31/2033	17,188	18,502
	Citigroup Inc.	6.270%	11/17/2033	37,084	40,371
	Citigroup Inc.	6.174%	5/25/2034	13,010	13,847
	Citigroup Inc.	5.827%	2/13/2035	13,273	13,803
	Citigroup Inc.	6.020%	1/24/2036	13,980	14,663
	Citigroup Inc.	6.125%	8/25/2036	18,676	19,881
	Citigroup Inc.	5.174%	9/11/2036	16,493	16,661
[1]	Citigroup Inc.	3.878%	1/24/2039	27,204	24,029
	Citigroup Inc.	8.125%	7/15/2039	32,532	41,715
[1]	Citigroup Inc.	5.316%	3/26/2041	13,405	13,397
	Citigroup Inc.	5.875%	1/30/2042	11,688	12,302
	Citigroup Inc.	6.675%	9/13/2043	8,525	9,476
	Citigroup Inc.	4.950%	11/7/2043	5,019	4,453
	Citigroup Inc.	5.300%	5/6/2044	24,639	23,914
	Citigroup Inc.	4.650%	7/30/2045	17,979	16,154
61

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.750%	5/18/2046	49,182	43,158
[1]	Citigroup Inc.	4.281%	4/24/2048	14,961	12,585
	Citigroup Inc.	4.650%	7/23/2048	26,510	23,382
	Citigroup Inc.	5.612%	3/4/2056	21,091	20,992
	Citizens Bank NA	4.575%	8/9/2028	9,586	9,656
	Citizens Financial Group Inc.	5.841%	1/23/2030	7,787	8,123
	Citizens Financial Group Inc.	2.500%	2/6/2030	6,725	6,257
	Citizens Financial Group Inc.	3.250%	4/30/2030	5,674	5,423
	Citizens Financial Group Inc.	5.253%	3/5/2031	11,840	12,158
	Citizens Financial Group Inc.	5.718%	7/23/2032	14,760	15,490
	Citizens Financial Group Inc.	2.638%	9/30/2032	18,875	16,308
	Citizens Financial Group Inc.	6.645%	4/25/2035	7,702	8,466
	CME Group Inc.	3.750%	6/15/2028	5,719	5,726
	CME Group Inc.	4.400%	3/15/2030	9,965	10,111
	CME Group Inc.	2.650%	3/15/2032	6,792	6,210
	CME Group Inc.	5.300%	9/15/2043	10,463	10,490
	CME Group Inc.	4.150%	6/15/2048	6,220	5,193
	CNA Financial Corp.	3.450%	8/15/2027	10,610	10,507
	CNA Financial Corp.	3.900%	5/1/2029	5,138	5,086
	CNA Financial Corp.	2.050%	8/15/2030	6,122	5,507
	CNA Financial Corp.	5.500%	6/15/2033	5,724	5,936
	CNA Financial Corp.	5.125%	2/15/2034	7,373	7,420
	CNA Financial Corp.	5.200%	8/15/2035	12,030	12,089
	CNO Financial Group Inc.	5.250%	5/30/2029	10,047	10,202
	CNO Financial Group Inc.	6.450%	6/15/2034	10,750	11,371
	Comerica Bank	5.332%	8/25/2033	7,130	7,183
	Comerica Inc.	4.000%	2/1/2029	8,414	8,330
	Comerica Inc.	5.982%	1/30/2030	12,435	12,975
	Commonwealth Bank of Australia	4.423%	3/14/2028	10,324	10,456
[1]	Commonwealth Bank of Australia	4.150%	10/1/2030	5,019	5,027
	Cooperatieve Rabobank UA	5.041%	3/5/2027	4,028	4,086
	Cooperatieve Rabobank UA	4.372%	5/27/2027	1,175	1,185
	Cooperatieve Rabobank UA	4.883%	1/21/2028	13,500	13,805
	Cooperatieve Rabobank UA	4.800%	1/9/2029	14,265	14,590
	Cooperatieve Rabobank UA	4.494%	10/17/2029	13,529	13,762
[1]	Cooperatieve Rabobank UA	5.250%	5/24/2041	23,506	23,581
	Cooperatieve Rabobank UA	5.750%	12/1/2043	18,483	18,639
	Cooperatieve Rabobank UA	5.250%	8/4/2045	21,551	20,280
	Corebridge Financial Inc.	3.650%	4/5/2027	15,706	15,614
	Corebridge Financial Inc.	3.850%	4/5/2029	20,255	19,949
	Corebridge Financial Inc.	3.900%	4/5/2032	20,129	19,109
	Corebridge Financial Inc.	6.050%	9/15/2033	6,624	7,032
	Corebridge Financial Inc.	5.750%	1/15/2034	12,825	13,408
	Corebridge Financial Inc.	4.350%	4/5/2042	9,420	8,039
	Corebridge Financial Inc.	4.400%	4/5/2052	21,518	17,433
	Corebridge Financial Inc.	6.875%	12/15/2052	13,250	13,563
	Corebridge Financial Inc.	6.375%	9/15/2054	10,540	10,626
	Credit Suisse USA LLC	7.125%	7/15/2032	19,351	22,097
	Deutsche Bank AG	2.552%	1/7/2028	8,542	8,403
	Deutsche Bank AG	5.706%	2/8/2028	7,575	7,696
	Deutsche Bank AG	6.720%	1/18/2029	44,789	46,886
	Deutsche Bank AG	6.819%	11/20/2029	19,720	21,021
	Deutsche Bank AG	4.999%	9/11/2030	16,409	16,654
	Deutsche Bank AG	5.297%	5/9/2031	38,650	39,594
	Deutsche Bank AG	5.882%	7/8/2031	4,836	5,020
	Deutsche Bank AG	4.950%	8/4/2031	21,851	22,083
[1]	Deutsche Bank AG	3.547%	9/18/2031	11,136	10,601
	Deutsche Bank AG	4.469%	12/10/2031	15,080	15,024
	Deutsche Bank AG	3.729%	1/14/2032	18,504	17,494
	Deutsche Bank AG	3.035%	5/28/2032	12,155	11,160
	Deutsche Bank AG	4.875%	12/1/2032	16,162	16,232
	Deutsche Bank AG	3.742%	1/7/2033	20,791	19,303
	Deutsche Bank AG	7.079%	2/10/2034	10,814	11,887
	Deutsche Bank AG	5.403%	9/11/2035	23,845	24,311
	Eaton Vance Corp.	3.500%	4/6/2027	4,655	4,632
	Enact Holdings Inc.	6.250%	5/28/2029	11,094	11,610
	Enstar Finance LLC	5.500%	1/15/2042	8,128	8,026
	Enstar Group Ltd.	4.950%	6/1/2029	3,251	3,277
	Enstar Group Ltd.	3.100%	9/1/2031	12,966	11,641
	Equitable Holdings Inc.	4.350%	4/20/2028	6,722	6,750
62

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equitable Holdings Inc.	5.594%	1/11/2033	6,915	7,214
	Equitable Holdings Inc.	5.000%	4/20/2048	18,656	16,716
	Equitable Holdings Inc.	6.700%	3/28/2055	5,205	5,430
	Essent Group Ltd.	6.250%	7/1/2029	6,925	7,232
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	5,435	4,806
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	12,870	8,956
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	15,169	9,615
	F&G Annuities & Life Inc.	6.500%	6/4/2029	7,333	7,636
	F&G Annuities & Life Inc.	6.250%	10/4/2034	9,040	9,198
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	13,497	13,683
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	7,923	7,951
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	3,870	3,649
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	10,275	10,721
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	5,787	6,138
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	5,435	5,646
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	14,576	15,071
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	9,004	9,016
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	5,400	5,701
	Fidelity National Financial Inc.	4.500%	8/15/2028	9,735	9,802
	Fidelity National Financial Inc.	3.400%	6/15/2030	13,063	12,468
	Fidelity National Financial Inc.	2.450%	3/15/2031	4,269	3,812
	Fidelity National Financial Inc.	3.200%	9/17/2051	11,675	7,404
	Fifth Third Bancorp	2.550%	5/5/2027	22,272	21,853
	Fifth Third Bancorp	3.950%	3/14/2028	20,369	20,333
	Fifth Third Bancorp	4.055%	4/25/2028	4,324	4,318
	Fifth Third Bancorp	6.339%	7/27/2029	16,935	17,830
	Fifth Third Bancorp	4.772%	7/28/2030	13,418	13,577
	Fifth Third Bancorp	4.895%	9/6/2030	11,385	11,571
	Fifth Third Bancorp	5.631%	1/29/2032	13,720	14,400
	Fifth Third Bancorp	8.250%	3/1/2038	18,638	22,883
[1]	Fifth Third Bank NA	2.250%	2/1/2027	8,325	8,177
	First American Financial Corp.	4.000%	5/15/2030	2,761	2,670
	First American Financial Corp.	2.400%	8/15/2031	11,423	9,968
	First American Financial Corp.	5.450%	9/30/2034	8,300	8,311
	First Citizens BancShares Inc.	5.600%	9/5/2035	3,040	3,036
[1]	First Horizon Bank	5.750%	5/1/2030	8,290	8,566
	First Horizon Corp.	5.514%	3/7/2031	13,555	14,005
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	7,711	7,988
	FNB Corp.	5.722%	12/11/2030	5,142	5,249
[6]	Franklin BSP Capital Corp.	6.000%	10/2/2030	5,050	5,005
	Franklin Resources Inc.	1.600%	10/30/2030	22,859	20,285
	Franklin Resources Inc.	2.950%	8/12/2051	6,828	4,307
	FS KKR Capital Corp.	2.625%	1/15/2027	3,081	2,994
	FS KKR Capital Corp.	3.125%	10/12/2028	9,990	9,219
	FS KKR Capital Corp.	6.875%	8/15/2029	1,180	1,190
	FS KKR Capital Corp.	6.125%	1/15/2030	21,293	20,971
	GATX Corp.	5.400%	3/15/2027	1,682	1,706
	GATX Corp.	3.850%	3/30/2027	14,206	14,157
	GATX Corp.	3.500%	3/15/2028	7,278	7,174
	GATX Corp.	4.550%	11/7/2028	10,653	10,738
	GATX Corp.	4.700%	4/1/2029	6,817	6,894
	GATX Corp.	4.000%	6/30/2030	4,155	4,094
	GATX Corp.	1.900%	6/1/2031	1,604	1,404
	GATX Corp.	4.900%	3/15/2033	5,200	5,209
	GATX Corp.	5.450%	9/15/2033	6,050	6,265
	GATX Corp.	6.050%	3/15/2034	205	218
	GATX Corp.	6.900%	5/1/2034	9,365	10,498
	GATX Corp.	5.500%	6/15/2035	9,969	10,224
	GATX Corp.	4.500%	3/30/2045	1,952	1,635
	GATX Corp.	3.100%	6/1/2051	7,942	5,029
	GATX Corp.	6.050%	6/5/2054	24,380	24,641
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	16,090	15,712
	Global Payments Inc.	2.150%	1/15/2027	12,552	12,286
	Global Payments Inc.	4.950%	8/15/2027	6,922	7,003
	Global Payments Inc.	4.450%	6/1/2028	10,956	10,955
	Global Payments Inc.	4.500%	11/15/2028	32,720	32,787
	Global Payments Inc.	3.200%	8/15/2029	4,593	4,380
	Global Payments Inc.	2.900%	5/15/2030	16,296	15,103
	Global Payments Inc.	4.875%	11/15/2030	30,609	30,634
	Global Payments Inc.	2.900%	11/15/2031	13,795	12,360
63

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Global Payments Inc.	5.400%	8/15/2032	13,040	13,257
	Global Payments Inc.	5.200%	11/15/2032	19,676	19,669
	Global Payments Inc.	5.550%	11/15/2035	24,233	24,095
	Global Payments Inc.	5.950%	8/15/2052	8,862	8,466
	Globe Life Inc.	4.550%	9/15/2028	7,062	7,128
	Globe Life Inc.	2.150%	8/15/2030	6,590	5,961
	Globe Life Inc.	5.850%	9/15/2034	6,000	6,302
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	7,941	7,976
	Goldman Sachs Capital I	6.345%	2/15/2034	18,322	19,498
	Goldman Sachs Group Inc.	5.950%	1/15/2027	16,833	17,169
	Goldman Sachs Group Inc.	3.850%	1/26/2027	36,185	36,159
	Goldman Sachs Group Inc.	2.640%	2/24/2028	29,276	28,821
	Goldman Sachs Group Inc.	3.615%	3/15/2028	35,100	34,899
	Goldman Sachs Group Inc.	4.937%	4/23/2028	11,010	11,136
[1]	Goldman Sachs Group Inc.	3.691%	6/5/2028	39,424	39,225
	Goldman Sachs Group Inc.	4.482%	8/23/2028	13,113	13,202
[1]	Goldman Sachs Group Inc.	3.814%	4/23/2029	91,068	90,527
[1]	Goldman Sachs Group Inc.	4.223%	5/1/2029	27,338	27,389
	Goldman Sachs Group Inc.	6.484%	10/24/2029	15,934	16,906
	Goldman Sachs Group Inc.	3.800%	3/15/2030	104,647	102,978
	Goldman Sachs Group Inc.	5.727%	4/25/2030	72,542	75,779
	Goldman Sachs Group Inc.	5.049%	7/23/2030	31,490	32,263
	Goldman Sachs Group Inc.	4.692%	10/23/2030	11,789	11,950
[1]	Goldman Sachs Group Inc.	5.207%	1/28/2031	60,965	62,957
	Goldman Sachs Group Inc.	5.218%	4/23/2031	21,559	22,258
[1]	Goldman Sachs Group Inc.	4.369%	10/21/2031	103,280	103,051
	Goldman Sachs Group Inc.	1.992%	1/27/2032	31,639	28,092
	Goldman Sachs Group Inc.	2.615%	4/22/2032	22,765	20,756
	Goldman Sachs Group Inc.	2.383%	7/21/2032	22,644	20,281
	Goldman Sachs Group Inc.	2.650%	10/21/2032	44,802	40,423
	Goldman Sachs Group Inc.	6.125%	2/15/2033	12,602	13,795
	Goldman Sachs Group Inc.	3.102%	2/24/2033	34,608	31,852
	Goldman Sachs Group Inc.	6.561%	10/24/2034	2,520	2,806
	Goldman Sachs Group Inc.	5.851%	4/25/2035	2,439	2,593
	Goldman Sachs Group Inc.	5.330%	7/23/2035	6,077	6,240
	Goldman Sachs Group Inc.	5.016%	10/23/2035	36,480	36,658
	Goldman Sachs Group Inc.	5.536%	1/28/2036	140,605	145,985
	Goldman Sachs Group Inc.	6.450%	5/1/2036	21,657	23,783
	Goldman Sachs Group Inc.	4.939%	10/21/2036	23,249	23,078
	Goldman Sachs Group Inc.	6.750%	10/1/2037	65,496	73,135
[1]	Goldman Sachs Group Inc.	4.017%	10/31/2038	65,432	58,789
[1]	Goldman Sachs Group Inc.	4.411%	4/23/2039	59,244	54,653
	Goldman Sachs Group Inc.	6.250%	2/1/2041	26,210	28,689
	Goldman Sachs Group Inc.	3.210%	4/22/2042	30,708	23,638
	Goldman Sachs Group Inc.	3.436%	2/24/2043	2,925	2,285
[1]	Goldman Sachs Group Inc.	4.800%	7/8/2044	30,910	28,582
	Goldman Sachs Group Inc.	5.150%	5/22/2045	43,165	40,365
	Goldman Sachs Group Inc.	5.561%	11/19/2045	41,455	41,442
	Goldman Sachs Group Inc.	5.734%	1/28/2056	31,386	31,748
[6]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	1,489	1,516
[6]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	4,621	4,637
[6]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	10,775	10,985
[6]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	2,391	2,396
	Golub Capital BDC Inc.	2.050%	2/15/2027	5,305	5,147
	Golub Capital BDC Inc.	7.050%	12/5/2028	9,868	10,415
	Golub Capital BDC Inc.	6.000%	7/15/2029	25,419	25,998
	Golub Capital Private Credit Fund	5.800%	9/12/2029	6,695	6,786
	Golub Capital Private Credit Fund	5.875%	5/1/2030	8,000	8,125
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	15,930	16,362
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	12,733	12,979
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	10,260	10,736
	Hanover Insurance Group Inc.	2.500%	9/1/2030	2,759	2,509
	Hanover Insurance Group Inc.	5.500%	9/1/2035	1,495	1,517
	Hartford Insurance Group Inc.	2.800%	8/19/2029	7,981	7,630
	Hartford Insurance Group Inc.	5.950%	10/15/2036	4,141	4,465
	Hartford Insurance Group Inc.	6.100%	10/1/2041	6,091	6,505
	Hartford Insurance Group Inc.	4.300%	4/15/2043	7,440	6,383
	Hartford Insurance Group Inc.	4.400%	3/15/2048	8,204	6,959
	Hartford Insurance Group Inc.	3.600%	8/19/2049	18,226	13,469
	Hartford Insurance Group Inc.	2.900%	9/15/2051	5,830	3,719
64

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hercules Capital Inc.	6.000%	6/16/2030	9,400	9,526
	Horace Mann Educators Corp.	4.700%	10/1/2030	4,718	4,680
[6]	HPS Corporate Lending Fund	5.300%	6/5/2027	950	956
	HPS Corporate Lending Fund	5.450%	1/14/2028	2,527	2,556
[6]	HPS Corporate Lending Fund	4.900%	9/11/2028	8,743	8,692
	HPS Corporate Lending Fund	6.750%	1/30/2029	12,467	13,018
	HPS Corporate Lending Fund	6.250%	9/30/2029	5,585	5,782
[6]	HPS Corporate Lending Fund	5.850%	6/5/2030	10,770	10,906
[6]	HPS Corporate Lending Fund	5.450%	11/15/2030	10,899	10,867
	HPS Corporate Lending Fund	5.950%	4/14/2032	14,808	15,032
[1]	HSBC Bank USA NA	5.875%	11/1/2034	8,119	8,625
[1]	HSBC Bank USA NA	5.625%	8/15/2035	2,540	2,645
[1]	HSBC Bank USA NA	7.000%	1/15/2039	15,083	17,594
[1]	HSBC Holdings plc	4.041%	3/13/2028	37,295	37,247
	HSBC Holdings plc	5.597%	5/17/2028	22,094	22,516
	HSBC Holdings plc	4.755%	6/9/2028	48,751	49,163
	HSBC Holdings plc	5.210%	8/11/2028	27,004	27,456
[1]	HSBC Holdings plc	2.013%	9/22/2028	60,124	58,031
	HSBC Holdings plc	7.390%	11/3/2028	24,446	25,843
	HSBC Holdings plc	5.130%	11/19/2028	6,280	6,397
	HSBC Holdings plc	4.899%	3/3/2029	15,718	15,947
	HSBC Holdings plc	6.161%	3/9/2029	23,042	23,986
[1]	HSBC Holdings plc	4.583%	6/19/2029	35,035	35,353
	HSBC Holdings plc	2.206%	8/17/2029	30,174	28,687
	HSBC Holdings plc	4.950%	3/31/2030	20,868	21,393
[1]	HSBC Holdings plc	3.973%	5/22/2030	44,118	43,576
	HSBC Holdings plc	5.286%	11/19/2030	30,675	31,643
	HSBC Holdings plc	5.130%	3/3/2031	8,200	8,398
[1]	HSBC Holdings plc	2.848%	6/4/2031	20,787	19,426
[1]	HSBC Holdings plc	2.357%	8/18/2031	20,841	18,955
	HSBC Holdings plc	4.619%	11/6/2031	6,872	6,889
	HSBC Holdings plc	5.733%	5/17/2032	13,770	14,512
[1]	HSBC Holdings plc	7.625%	5/17/2032	8,010	8,937
	HSBC Holdings plc	2.804%	5/24/2032	50,066	45,747
	HSBC Holdings plc	2.871%	11/22/2032	45,576	41,356
[1]	HSBC Holdings plc	7.350%	11/27/2032	1,910	2,104
	HSBC Holdings plc	4.762%	3/29/2033	19,832	19,751
	HSBC Holdings plc	5.402%	8/11/2033	12,125	12,559
	HSBC Holdings plc	8.113%	11/3/2033	25,802	30,252
	HSBC Holdings plc	6.254%	3/9/2034	29,902	32,512
	HSBC Holdings plc	6.547%	6/20/2034	15,264	16,528
	HSBC Holdings plc	7.399%	11/13/2034	28,330	32,329
	HSBC Holdings plc	5.719%	3/4/2035	18,219	19,210
	HSBC Holdings plc	5.874%	11/18/2035	28,213	29,452
	HSBC Holdings plc	5.450%	3/3/2036	31,136	32,127
[1]	HSBC Holdings plc	6.500%	5/2/2036	25,764	27,852
	HSBC Holdings plc	5.790%	5/13/2036	26,148	27,598
	HSBC Holdings plc	5.741%	9/10/2036	21,616	22,230
	HSBC Holdings plc	5.133%	11/6/2036	26,657	26,705
[1]	HSBC Holdings plc	6.500%	9/15/2037	49,654	53,689
[1]	HSBC Holdings plc	6.800%	6/1/2038	13,893	15,430
	HSBC Holdings plc	6.100%	1/14/2042	9,587	10,330
	HSBC Holdings plc	6.332%	3/9/2044	32,704	35,790
	HSBC Holdings plc	5.250%	3/14/2044	34,219	33,265
[5]	HSBC Holdings plc, SOFR + 1.040%	4.817%	11/19/2028	1,506	1,513
[5]	HSBC Holdings plc, SOFR + 1.290%	4.967%	11/19/2030	1,625	1,640
	HSBC USA Inc.	5.294%	3/4/2027	15,399	15,641
	HSBC USA Inc.	4.650%	6/3/2028	5,997	6,090
	Huntington Bancshares Inc.	6.208%	8/21/2029	20,660	21,668
	Huntington Bancshares Inc.	2.550%	2/4/2030	21,595	20,140
	Huntington Bancshares Inc.	5.272%	1/15/2031	14,840	15,277
	Huntington Bancshares Inc.	5.023%	5/17/2033	10,607	10,720
	Huntington Bancshares Inc.	5.709%	2/2/2035	16,471	17,216
	Huntington Bancshares Inc.	6.141%	11/18/2039	14,330	14,939
	Huntington National Bank	4.871%	4/12/2028	9,125	9,201
	Huntington National Bank	4.552%	5/17/2028	22,918	23,049
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	8,050	8,001
	ING Groep NV	3.950%	3/29/2027	23,109	23,101
	ING Groep NV	4.017%	3/28/2028	6,377	6,378
	ING Groep NV	4.550%	10/2/2028	18,729	18,957
65

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	ING Groep NV	4.858%	3/25/2029	6,715	6,813
	ING Groep NV	4.050%	4/9/2029	7,959	7,924
	ING Groep NV	5.335%	3/19/2030	4,973	5,131
	ING Groep NV	5.066%	3/25/2031	8,525	8,733
	ING Groep NV	2.727%	4/1/2032	6,059	5,576
	ING Groep NV	4.252%	3/28/2033	12,763	12,529
	ING Groep NV	6.114%	9/11/2034	10,515	11,361
	ING Groep NV	5.550%	3/19/2035	21,919	22,799
	ING Groep NV	5.525%	3/25/2036	4,072	4,227
	Intercontinental Exchange Inc.	3.100%	9/15/2027	7,696	7,604
	Intercontinental Exchange Inc.	3.625%	9/1/2028	22,310	22,154
	Intercontinental Exchange Inc.	3.750%	9/21/2028	12,232	12,174
	Intercontinental Exchange Inc.	3.950%	12/1/2028	7,738	7,757
	Intercontinental Exchange Inc.	4.350%	6/15/2029	10,836	10,947
	Intercontinental Exchange Inc.	2.100%	6/15/2030	21,656	19,886
	Intercontinental Exchange Inc.	4.200%	3/15/2031	10,421	10,428
	Intercontinental Exchange Inc.	1.850%	9/15/2032	38,698	33,003
	Intercontinental Exchange Inc.	4.600%	3/15/2033	26,096	26,397
	Intercontinental Exchange Inc.	2.650%	9/15/2040	16,181	12,007
	Intercontinental Exchange Inc.	4.250%	9/21/2048	9,224	7,665
	Intercontinental Exchange Inc.	3.000%	6/15/2050	34,715	22,737
	Intercontinental Exchange Inc.	4.950%	6/15/2052	11,108	10,187
	Intercontinental Exchange Inc.	3.000%	9/15/2060	26,944	16,111
	Intercontinental Exchange Inc.	5.200%	6/15/2062	8,532	7,805
	Invesco Finance plc	5.375%	11/30/2043	11,517	11,050
	Jackson Financial Inc.	3.125%	11/23/2031	9,827	8,933
	Jackson Financial Inc.	4.000%	11/23/2051	8,219	5,733
	Jefferies Financial Group Inc.	4.850%	1/15/2027	8,326	8,381
	Jefferies Financial Group Inc.	6.450%	6/8/2027	3,331	3,439
	Jefferies Financial Group Inc.	5.875%	7/21/2028	5,979	6,216
	Jefferies Financial Group Inc.	4.150%	1/23/2030	15,522	15,316
	Jefferies Financial Group Inc.	2.625%	10/15/2031	4,190	3,719
	Jefferies Financial Group Inc.	6.200%	4/14/2034	25,435	26,848
	Jefferies Financial Group Inc.	6.250%	1/15/2036	9,753	10,334
	Jefferies Financial Group Inc.	6.500%	1/20/2043	6,039	6,282
	JPMorgan Chase & Co.	4.125%	12/15/2026	21,694	21,729
	JPMorgan Chase & Co.	8.000%	4/29/2027	18,575	19,581
	JPMorgan Chase & Co.	4.250%	10/1/2027	25,407	25,596
	JPMorgan Chase & Co.	3.625%	12/1/2027	20,289	20,193
	JPMorgan Chase & Co.	5.040%	1/23/2028	38,225	38,619
[1]	JPMorgan Chase & Co.	3.782%	2/1/2028	80,734	80,546
	JPMorgan Chase & Co.	2.947%	2/24/2028	6,554	6,476
	JPMorgan Chase & Co.	5.571%	4/22/2028	28,609	29,181
	JPMorgan Chase & Co.	4.323%	4/26/2028	34,179	34,314
[1]	JPMorgan Chase & Co.	3.540%	5/1/2028	33,200	33,016
[1]	JPMorgan Chase & Co.	2.182%	6/1/2028	18,231	17,777
	JPMorgan Chase & Co.	4.979%	7/22/2028	15,612	15,839
	JPMorgan Chase & Co.	4.851%	7/25/2028	21,608	21,884
	JPMorgan Chase & Co.	4.505%	10/22/2028	11,545	11,661
[1]	JPMorgan Chase & Co.	3.509%	1/23/2029	46,540	46,090
	JPMorgan Chase & Co.	4.915%	1/24/2029	27,523	28,030
[1]	JPMorgan Chase & Co.	4.005%	4/23/2029	40,764	40,726
	JPMorgan Chase & Co.	2.069%	6/1/2029	42,236	40,316
[1]	JPMorgan Chase & Co.	4.203%	7/23/2029	39,355	39,478
	JPMorgan Chase & Co.	5.299%	7/24/2029	44,993	46,313
	JPMorgan Chase & Co.	6.087%	10/23/2029	6,670	7,026
[1]	JPMorgan Chase & Co.	4.452%	12/5/2029	27,864	28,151
	JPMorgan Chase & Co.	5.012%	1/23/2030	26,928	27,613
	JPMorgan Chase & Co.	5.581%	4/22/2030	45,546	47,510
[1]	JPMorgan Chase & Co.	3.702%	5/6/2030	14,957	14,732
	JPMorgan Chase & Co.	4.565%	6/14/2030	3,803	3,847
	JPMorgan Chase & Co.	4.995%	7/22/2030	34,953	35,877
[1]	JPMorgan Chase & Co.	8.750%	9/1/2030	6,657	7,846
[1]	JPMorgan Chase & Co.	2.739%	10/15/2030	82,767	78,512
	JPMorgan Chase & Co.	4.603%	10/22/2030	24,270	24,604
	JPMorgan Chase & Co.	5.140%	1/24/2031	55,511	57,376
[1]	JPMorgan Chase & Co.	4.493%	3/24/2031	38,926	39,245
[1]	JPMorgan Chase & Co.	2.522%	4/22/2031	29,853	27,801
	JPMorgan Chase & Co.	5.103%	4/22/2031	41,509	42,854
[1]	JPMorgan Chase & Co.	2.956%	5/13/2031	51,747	48,845
66

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	JPMorgan Chase & Co.	4.255%	10/22/2031	20,262	20,192
	JPMorgan Chase & Co.	1.764%	11/19/2031	28,635	25,425
	JPMorgan Chase & Co.	1.953%	2/4/2032	38,216	34,072
	JPMorgan Chase & Co.	2.580%	4/22/2032	33,167	30,314
	JPMorgan Chase & Co.	2.545%	11/8/2032	25,548	23,043
	JPMorgan Chase & Co.	2.963%	1/25/2033	60,321	55,313
	JPMorgan Chase & Co.	4.586%	4/26/2033	7,726	7,763
	JPMorgan Chase & Co.	4.912%	7/25/2033	58,518	59,626
	JPMorgan Chase & Co.	5.717%	9/14/2033	27,046	28,657
	JPMorgan Chase & Co.	5.350%	6/1/2034	55,762	57,972
	JPMorgan Chase & Co.	5.336%	1/23/2035	33,610	34,845
	JPMorgan Chase & Co.	5.766%	4/22/2035	31,950	34,009
	JPMorgan Chase & Co.	5.294%	7/22/2035	37,115	38,305
	JPMorgan Chase & Co.	4.946%	10/22/2035	72,575	73,250
	JPMorgan Chase & Co.	5.502%	1/24/2036	9,005	9,418
	JPMorgan Chase & Co.	5.572%	4/22/2036	70,779	74,298
	JPMorgan Chase & Co.	5.576%	7/23/2036	61,603	63,825
	JPMorgan Chase & Co.	4.810%	10/22/2036	31,128	30,915
	JPMorgan Chase & Co.	6.400%	5/15/2038	27,875	31,514
[1]	JPMorgan Chase & Co.	3.882%	7/24/2038	52,350	46,961
	JPMorgan Chase & Co.	5.500%	10/15/2040	21,426	22,334
[1]	JPMorgan Chase & Co.	3.109%	4/22/2041	43,696	34,283
	JPMorgan Chase & Co.	5.600%	7/15/2041	17,239	17,954
	JPMorgan Chase & Co.	5.400%	1/6/2042	24,257	24,669
	JPMorgan Chase & Co.	3.157%	4/22/2042	27,934	21,639
	JPMorgan Chase & Co.	5.625%	8/16/2043	18,845	19,322
	JPMorgan Chase & Co.	4.850%	2/1/2044	10,583	10,003
	JPMorgan Chase & Co.	4.950%	6/1/2045	23,936	22,538
	JPMorgan Chase & Co.	5.534%	11/29/2045	32,203	32,613
[1]	JPMorgan Chase & Co.	4.260%	2/22/2048	21,939	18,611
[1]	JPMorgan Chase & Co.	4.032%	7/24/2048	35,256	28,749
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	82,879	66,674
[1]	JPMorgan Chase & Co.	3.897%	1/23/2049	32,574	25,937
[1]	JPMorgan Chase & Co.	3.109%	4/22/2051	21,450	14,559
	JPMorgan Chase & Co.	3.328%	4/22/2052	24,428	17,302
	JPMorgan Chase Bank NA	5.110%	12/8/2026	5,620	5,681
	Kemper Corp.	2.400%	9/30/2030	8,735	7,818
	Kemper Corp.	3.800%	2/23/2032	6,490	6,001
[1]	KeyBank NA	5.850%	11/15/2027	11,231	11,572
[1]	KeyBank NA	4.390%	12/14/2027	2,745	2,759
[1]	KeyBank NA	6.950%	2/1/2028	4,623	4,856
[1]	KeyBank NA	4.900%	8/8/2032	18,200	18,160
	KeyBank NA	5.000%	1/26/2033	18,060	18,232
[1]	KeyCorp	2.250%	4/6/2027	6,267	6,126
[1]	KeyCorp	4.100%	4/30/2028	5,125	5,130
[1]	KeyCorp	2.550%	10/1/2029	18,610	17,571
[1]	KeyCorp	5.121%	4/4/2031	6,610	6,788
[1]	KeyCorp	4.789%	6/1/2033	6,616	6,611
	KeyCorp	6.401%	3/6/2035	10,175	11,049
	KKR & Co. Inc.	5.100%	8/7/2035	10,265	10,265
	Lazard Group LLC	4.500%	9/19/2028	8,442	8,507
	Lazard Group LLC	4.375%	3/11/2029	9,433	9,453
	Lazard Group LLC	6.000%	3/15/2031	4,570	4,834
	Lazard Group LLC	5.625%	8/1/2035	5,000	5,116
	Legg Mason Inc.	5.625%	1/15/2044	8,768	8,757
	Lincoln National Corp.	3.625%	12/12/2026	11,014	10,976
	Lincoln National Corp.	3.800%	3/1/2028	11,522	11,462
	Lincoln National Corp.	3.050%	1/15/2030	8,722	8,313
	Lincoln National Corp.	3.400%	1/15/2031	2,735	2,600
	Lincoln National Corp.	6.300%	10/9/2037	6,015	6,464
	Lincoln National Corp.	7.000%	6/15/2040	7,407	8,328
	Lloyds Banking Group plc	3.750%	1/11/2027	31,948	31,903
	Lloyds Banking Group plc	3.750%	3/18/2028	3,715	3,702
	Lloyds Banking Group plc	4.375%	3/22/2028	43,200	43,464
	Lloyds Banking Group plc	4.550%	8/16/2028	18,675	18,907
[1]	Lloyds Banking Group plc	3.574%	11/7/2028	49,631	49,223
	Lloyds Banking Group plc	5.087%	11/26/2028	8,375	8,533
	Lloyds Banking Group plc	5.871%	3/6/2029	3,920	4,064
	Lloyds Banking Group plc	4.818%	6/13/2029	3,895	3,959
	Lloyds Banking Group plc	5.721%	6/5/2030	1,220	1,276
67

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	4.425%	11/4/2031	13,381	13,339
	Lloyds Banking Group plc	4.976%	8/11/2033	34,450	35,003
	Lloyds Banking Group plc	7.953%	11/15/2033	7,370	8,594
	Lloyds Banking Group plc	5.679%	1/5/2035	23,389	24,613
	Lloyds Banking Group plc	5.590%	11/26/2035	11,156	11,655
	Lloyds Banking Group plc	6.068%	6/13/2036	11,053	11,625
	Lloyds Banking Group plc	4.943%	11/4/2036	23,000	22,747
	Lloyds Banking Group plc	5.300%	12/1/2045	9,232	8,736
	Lloyds Banking Group plc	3.369%	12/14/2046	16,765	12,402
	Lloyds Banking Group plc	4.344%	1/9/2048	14,658	12,063
[5]	Lloyds Banking Group plc, SOFR + 1.060%	4.734%	11/26/2028	465	467
	Loews Corp.	3.200%	5/15/2030	9,605	9,192
	Loews Corp.	6.000%	2/1/2035	3,843	4,140
	Loews Corp.	4.125%	5/15/2043	8,942	7,608
	LPL Holdings Inc.	5.700%	5/20/2027	6,845	6,978
	LPL Holdings Inc.	4.900%	4/3/2028	4,350	4,413
	LPL Holdings Inc.	6.750%	11/17/2028	7,305	7,798
	LPL Holdings Inc.	5.200%	3/15/2030	9,864	10,095
	LPL Holdings Inc.	6.000%	5/20/2034	6,905	7,261
	LPL Holdings Inc.	5.650%	3/15/2035	6,738	6,907
	LPL Holdings Inc.	5.750%	6/15/2035	6,545	6,736
	M&T Bank Corp.	4.553%	8/16/2028	14,360	14,437
[1]	M&T Bank Corp.	4.833%	1/16/2029	3,595	3,650
	M&T Bank Corp.	7.413%	10/30/2029	13,731	14,893
	M&T Bank Corp.	5.179%	7/8/2031	19,720	20,229
	M&T Bank Corp.	6.082%	3/13/2032	17,958	19,100
	M&T Bank Corp.	5.053%	1/27/2034	31,196	31,375
	M&T Bank Corp.	5.400%	7/30/2035	18,772	18,965
[1]	M&T Bank Corp.	5.385%	1/16/2036	3,765	3,825
	Main Street Capital Corp.	6.500%	6/4/2027	6,200	6,332
	Main Street Capital Corp.	5.400%	8/15/2028	5,328	5,350
	Main Street Capital Corp.	6.950%	3/1/2029	740	773
[1]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	7,576	7,481
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	21,801	22,101
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	14,820	14,951
[1]	Manulife Financial Corp.	4.061%	2/24/2032	10,700	10,666
	Manulife Financial Corp.	3.703%	3/16/2032	11,779	11,290
	Manulife Financial Corp.	4.986%	12/11/2035	10,800	10,791
	Manulife Financial Corp.	5.375%	3/4/2046	10,778	10,611
	Marex Group plc	5.829%	5/8/2028	7,220	7,337
	Marex Group plc	6.404%	11/4/2029	9,805	10,171
	Markel Group Inc.	3.500%	11/1/2027	6,995	6,938
	Markel Group Inc.	3.350%	9/17/2029	3,881	3,754
	Markel Group Inc.	5.000%	4/5/2046	6,468	5,819
	Markel Group Inc.	4.300%	11/1/2047	5,483	4,411
	Markel Group Inc.	5.000%	5/20/2049	6,576	5,801
	Markel Group Inc.	4.150%	9/17/2050	6,875	5,314
	Markel Group Inc.	3.450%	5/7/2052	5,285	3,575
	Markel Group Inc.	6.000%	5/16/2054	7,885	7,922
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	11,080	11,216
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	9,039	9,133
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	11,577	11,808
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	11,091	10,131
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	13,780	14,130
	Marsh & McLennan Cos. Inc.	5.750%	11/1/2032	3,328	3,563
	Marsh & McLennan Cos. Inc.	5.875%	8/1/2033	5,801	6,291
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	7,038	7,389
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	5,719	5,907
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	26,120	26,452
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	25,468	24,548
	Marsh & McLennan Cos. Inc.	4.350%	1/30/2047	6,778	5,743
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	7,300	6,003
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	13,649	12,345
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	973	615
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	4,582	4,938
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	2,879	2,792
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	14,511	14,584
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	5,576	5,394
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	7,927	7,623
	Mastercard Inc.	3.300%	3/26/2027	17,970	17,882
68

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	4.100%	1/15/2028	8,041	8,103
	Mastercard Inc.	3.500%	2/26/2028	6,711	6,689
	Mastercard Inc.	4.875%	3/9/2028	9,445	9,660
	Mastercard Inc.	4.550%	3/15/2028	2,971	3,022
	Mastercard Inc.	2.950%	6/1/2029	13,734	13,305
	Mastercard Inc.	3.350%	3/26/2030	19,658	19,206
	Mastercard Inc.	1.900%	3/15/2031	6,736	6,042
	Mastercard Inc.	4.350%	1/15/2032	16,918	17,006
	Mastercard Inc.	4.950%	3/15/2032	8,984	9,307
	Mastercard Inc.	4.875%	5/9/2034	8,984	9,219
	Mastercard Inc.	4.550%	1/15/2035	26,459	26,469
	Mastercard Inc.	3.800%	11/21/2046	11,790	9,410
	Mastercard Inc.	3.950%	2/26/2048	16,109	13,021
	Mastercard Inc.	3.650%	6/1/2049	13,836	10,530
	Mastercard Inc.	3.850%	3/26/2050	20,858	16,326
	Mastercard Inc.	2.950%	3/15/2051	9,443	6,201
	Mercury General Corp.	4.400%	3/15/2027	4,994	4,988
	MetLife Inc.	4.550%	3/23/2030	24,629	25,149
	MetLife Inc.	5.375%	7/15/2033	16,086	16,952
	MetLife Inc.	6.375%	6/15/2034	5,550	6,203
	MetLife Inc.	5.300%	12/15/2034	16,081	16,724
[1]	MetLife Inc.	6.400%	12/15/2036	11,478	12,038
[1]	MetLife Inc.	10.750%	8/1/2039	3,946	5,249
	MetLife Inc.	5.875%	2/6/2041	19,494	20,485
	MetLife Inc.	4.125%	8/13/2042	14,048	11,962
	MetLife Inc.	4.875%	11/13/2043	19,830	18,445
	MetLife Inc.	4.721%	12/15/2044	8,024	7,243
	MetLife Inc.	4.050%	3/1/2045	13,115	10,832
	MetLife Inc.	5.000%	7/15/2052	19,982	18,255
	MetLife Inc.	5.250%	1/15/2054	17,206	16,346
[1]	MetLife Inc.	6.350%	3/15/2055	13,160	13,847
	MGIC Investment Corp.	5.250%	8/15/2028	3,416	3,417
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	58,800	58,683
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	28,713	28,464
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	27,554	27,068
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	20,710	20,730
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	11,719	11,726
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	15,016	15,235
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	6,244	6,264
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	14,387	14,709
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	13,379	13,753
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	24,208	23,981
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	27,675	28,386
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	25,662	24,811
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	33,498	31,323
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	12,240	12,608
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	13,936	12,648
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	7,410	7,635
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	31,011	27,635
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	14,583	13,066
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	22,480	20,375
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	10,148	9,969
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	6,665	6,846
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	17,156	17,942
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	37,055	38,685
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	39,785	41,362
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	10,287	10,750
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	5,000	5,236
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	2,718	2,568
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	6,830	6,343
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	24,957	21,760
	Mizuho Financial Group Inc.	3.663%	2/28/2027	2,148	2,142
	Mizuho Financial Group Inc.	4.018%	3/5/2028	21,821	21,892
	Mizuho Financial Group Inc.	5.667%	5/27/2029	8,950	9,269
	Mizuho Financial Group Inc.	5.778%	7/6/2029	11,310	11,757
[1]	Mizuho Financial Group Inc.	4.254%	9/11/2029	17,140	17,187
[1]	Mizuho Financial Group Inc.	3.153%	7/16/2030	31,495	30,285
[1]	Mizuho Financial Group Inc.	2.869%	9/13/2030	7,097	6,740
	Mizuho Financial Group Inc.	5.098%	5/13/2031	4,730	4,864
	Mizuho Financial Group Inc.	4.711%	7/8/2031	12,250	12,401
69

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Mizuho Financial Group Inc.	2.201%	7/10/2031	8,138	7,398
[1]	Mizuho Financial Group Inc.	1.979%	9/8/2031	2,050	1,838
	Mizuho Financial Group Inc.	2.564%	9/13/2031	12,864	11,504
	Mizuho Financial Group Inc.	2.172%	5/22/2032	26,030	23,093
	Mizuho Financial Group Inc.	5.748%	7/6/2034	38,520	40,757
	Mizuho Financial Group Inc.	5.579%	5/26/2035	5,963	6,241
	Mizuho Financial Group Inc.	5.323%	7/8/2036	16,150	16,585
	Morgan Stanley	3.625%	1/20/2027	48,628	48,496
	Morgan Stanley	3.950%	4/23/2027	67,344	67,298
	Morgan Stanley	2.475%	1/21/2028	17,851	17,566
[1]	Morgan Stanley	5.652%	4/13/2028	21,100	21,518
	Morgan Stanley	4.210%	4/20/2028	28,586	28,645
[1]	Morgan Stanley	3.591%	7/22/2028	60,209	59,798
	Morgan Stanley	6.296%	10/18/2028	30,428	31,600
[1]	Morgan Stanley	3.772%	1/24/2029	20,036	19,922
	Morgan Stanley	5.123%	2/1/2029	42,413	43,289
[1]	Morgan Stanley	4.994%	4/12/2029	27,427	27,974
[1]	Morgan Stanley	5.164%	4/20/2029	37,955	38,812
	Morgan Stanley	5.449%	7/20/2029	32,981	34,037
[1]	Morgan Stanley	4.133%	10/18/2029	31,855	31,828
	Morgan Stanley	6.407%	11/1/2029	3,305	3,502
[1]	Morgan Stanley	4.431%	1/23/2030	36,668	36,873
	Morgan Stanley	5.656%	4/18/2030	122,784	127,929
	Morgan Stanley	5.042%	7/19/2030	29,504	30,263
	Morgan Stanley	4.654%	10/18/2030	27,638	27,964
	Morgan Stanley	5.230%	1/15/2031	144,424	148,865
[1]	Morgan Stanley	2.699%	1/22/2031	82,197	77,126
[1]	Morgan Stanley	3.622%	4/1/2031	53,434	51,897
	Morgan Stanley	5.192%	4/17/2031	7,679	7,916
[1]	Morgan Stanley	4.356%	10/22/2031	20,445	20,378
[1]	Morgan Stanley	1.794%	2/13/2032	65,089	57,173
	Morgan Stanley	7.250%	4/1/2032	29,355	33,821
[1]	Morgan Stanley	1.928%	4/28/2032	30,412	26,679
[1]	Morgan Stanley	2.239%	7/21/2032	49,930	44,332
[1]	Morgan Stanley	2.511%	10/20/2032	22,711	20,365
	Morgan Stanley	2.943%	1/21/2033	28,177	25,712
	Morgan Stanley	6.342%	10/18/2033	41,415	45,379
[1]	Morgan Stanley	5.250%	4/21/2034	400	411
[1]	Morgan Stanley	5.424%	7/21/2034	12,470	12,968
	Morgan Stanley	6.627%	11/1/2034	31,888	35,627
	Morgan Stanley	5.466%	1/18/2035	56,046	58,209
	Morgan Stanley	5.831%	4/19/2035	51,999	55,251
	Morgan Stanley	5.320%	7/19/2035	83,608	86,061
	Morgan Stanley	5.587%	1/18/2036	49,219	51,449
	Morgan Stanley	5.664%	4/17/2036	48,321	50,789
	Morgan Stanley	2.484%	9/16/2036	45,725	40,185
	Morgan Stanley	5.297%	4/20/2037	20,710	21,056
	Morgan Stanley	5.948%	1/19/2038	23,737	25,015
[1]	Morgan Stanley	3.971%	7/22/2038	29,312	26,367
	Morgan Stanley	5.942%	2/7/2039	14,839	15,620
[1]	Morgan Stanley	4.457%	4/22/2039	33,569	31,553
	Morgan Stanley	3.217%	4/22/2042	15,717	12,281
	Morgan Stanley	6.375%	7/24/2042	41,011	45,588
	Morgan Stanley	4.300%	1/27/2045	56,606	48,984
[1]	Morgan Stanley	4.375%	1/22/2047	15,860	13,682
[1]	Morgan Stanley	5.597%	3/24/2051	22,970	22,950
[1]	Morgan Stanley	2.802%	1/25/2052	33,975	21,573
	Morgan Stanley	5.516%	11/19/2055	24,886	24,578
[1]	Morgan Stanley Bank NA	4.952%	1/14/2028	31,881	32,173
[1]	Morgan Stanley Bank NA	5.504%	5/26/2028	42,979	43,828
[1]	Morgan Stanley Bank NA	4.968%	7/14/2028	15,732	15,954
	Morgan Stanley Bank NA	5.016%	1/12/2029	30,685	31,260
[1,5]	Morgan Stanley Bank NA, SOFR + 0.865%	4.749%	5/26/2028	600	602
	Morgan Stanley Direct Lending Fund	6.150%	5/17/2029	4,382	4,508
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	9,225	9,448
[1]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	31,148	31,359
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	37,135	37,242
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	137,168	139,015
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	21,859	21,902
[6]	MSD Investment Corp.	6.250%	5/31/2030	4,350	4,376
70

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	MSD Investment Corp.	6.125%	2/5/2031	5,400	5,368
	Nasdaq Inc.	5.350%	6/28/2028	1,659	1,712
	Nasdaq Inc.	1.650%	1/15/2031	10,100	8,954
	Nasdaq Inc.	5.550%	2/15/2034	6,514	6,842
	Nasdaq Inc.	2.500%	12/21/2040	15,347	10,903
	Nasdaq Inc.	3.250%	4/28/2050	9,631	6,656
	Nasdaq Inc.	3.950%	3/7/2052	2,601	1,988
	Nasdaq Inc.	5.950%	8/15/2053	10,020	10,402
	Nasdaq Inc.	6.100%	6/28/2063	11,930	12,476
	National Australia Bank Ltd.	5.087%	6/11/2027	8,120	8,268
	National Australia Bank Ltd.	4.308%	6/13/2028	5,775	5,834
	National Australia Bank Ltd.	4.900%	6/13/2028	20,810	21,306
	National Australia Bank Ltd.	4.787%	1/10/2029	11,570	11,824
	National Australia Bank Ltd.	4.901%	1/14/2030	7,513	7,747
	National Australia Bank Ltd.	4.534%	6/13/2030	4,500	4,579
	National Bank of Canada	5.600%	12/18/2028	10,715	11,197
[6]	Nationwide Building Society	4.351%	9/30/2030	1,150	1,150
[1]	Nationwide Financial Services Inc.	6.750%	5/15/2037	3,350	3,330
	NatWest Group plc	5.583%	3/1/2028	2,160	2,198
[1]	NatWest Group plc	3.073%	5/22/2028	24,894	24,579
	NatWest Group plc	5.516%	9/30/2028	7,900	8,100
[1]	NatWest Group plc	4.892%	5/18/2029	45,717	46,480
	NatWest Group plc	5.808%	9/13/2029	12,145	12,654
[1]	NatWest Group plc	5.076%	1/27/2030	47,196	48,244
[1]	NatWest Group plc	4.445%	5/8/2030	5,625	5,647
	NatWest Group plc	4.964%	8/15/2030	10,382	10,597
	NatWest Group plc	5.115%	5/23/2031	10,601	10,877
	NatWest Group plc	6.016%	3/2/2034	10,259	11,000
	NatWest Group plc	6.475%	6/1/2034	13,395	14,074
	NatWest Group plc	5.778%	3/1/2035	26,300	27,817
[1]	NatWest Group plc	3.032%	11/28/2035	23,893	21,993
	New Mountain Finance Corp.	6.875%	2/1/2029	2,848	2,895
	NMI Holdings Inc.	6.000%	8/15/2029	4,204	4,361
	Nomura Holdings Inc.	2.329%	1/22/2027	7,040	6,916
	Nomura Holdings Inc.	5.594%	7/2/2027	1,255	1,282
	Nomura Holdings Inc.	5.386%	7/6/2027	17,380	17,683
	Nomura Holdings Inc.	6.070%	7/12/2028	4,175	4,355
	Nomura Holdings Inc.	2.172%	7/14/2028	13,572	12,913
	Nomura Holdings Inc.	5.605%	7/6/2029	10,795	11,222
	Nomura Holdings Inc.	3.103%	1/16/2030	48,192	45,755
	Nomura Holdings Inc.	4.904%	7/1/2030	6,465	6,559
	Nomura Holdings Inc.	2.679%	7/16/2030	5,583	5,157
	Nomura Holdings Inc.	2.608%	7/14/2031	3,130	2,828
	Nomura Holdings Inc.	2.999%	1/22/2032	19,050	17,288
	Nomura Holdings Inc.	5.783%	7/3/2034	12,779	13,484
	Nomura Holdings Inc.	5.491%	6/29/2035	11,675	12,024
	Nomura Holdings Inc.	5.043%	6/10/2036	10,325	10,204
[6]	North Haven Private Income Fund LLC	5.125%	9/25/2028	7,630	7,617
	North Haven Private Income Fund LLC	5.750%	2/1/2030	1,691	1,688
	Northern Trust Corp.	4.000%	5/10/2027	2,344	2,350
	Northern Trust Corp.	3.650%	8/3/2028	9,723	9,695
	Northern Trust Corp.	3.150%	5/3/2029	13,609	13,255
	Northern Trust Corp.	1.950%	5/1/2030	12,475	11,411
	Northern Trust Corp.	4.150%	11/19/2030	5,822	5,828
[1]	Northern Trust Corp.	3.375%	5/8/2032	20,369	20,084
	Northern Trust Corp.	6.125%	11/2/2032	14,493	15,804
	Northern Trust Corp.	5.117%	11/19/2040	5,658	5,668
	Oaktree Specialty Lending Corp.	2.700%	1/15/2027	8,855	8,658
	Oaktree Specialty Lending Corp.	6.340%	2/27/2030	3,900	3,923
[1]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	1,920	2,069
	Oaktree Strategic Credit Fund	6.500%	7/23/2029	5,360	5,516
[6]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	10,400	10,452
	Old Republic International Corp.	5.750%	3/28/2034	5,616	5,839
	Old Republic International Corp.	3.850%	6/11/2051	9,947	7,194
	ORIX Corp.	3.700%	7/18/2027	5,942	5,915
	ORIX Corp.	5.000%	9/13/2027	3,052	3,105
	ORIX Corp.	4.650%	9/10/2029	4,501	4,567
	ORIX Corp.	4.450%	9/9/2030	12,530	12,541
	ORIX Corp.	2.250%	3/9/2031	8,563	7,707
	ORIX Corp.	5.400%	2/25/2035	7,880	8,124
71

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PartnerRe Finance B LLC	3.700%	7/2/2029	11,641	11,354
	PartnerRe Finance B LLC	4.500%	10/1/2050	3,254	3,057
	PayPal Holdings Inc.	4.450%	3/6/2028	4,938	4,999
	PayPal Holdings Inc.	2.850%	10/1/2029	24,783	23,749
	PayPal Holdings Inc.	2.300%	6/1/2030	14,517	13,449
	PayPal Holdings Inc.	5.150%	6/1/2034	16,140	16,536
	PayPal Holdings Inc.	5.100%	4/1/2035	7,798	7,936
	PayPal Holdings Inc.	3.250%	6/1/2050	19,761	13,423
	PayPal Holdings Inc.	5.050%	6/1/2052	7,660	6,943
	PayPal Holdings Inc.	5.500%	6/1/2054	12,437	12,078
	PayPal Holdings Inc.	5.250%	6/1/2062	16,393	15,032
[1]	PNC Bank NA	3.100%	10/25/2027	13,724	13,560
[1]	PNC Bank NA	3.250%	1/22/2028	14,257	14,104
[1]	PNC Bank NA	4.050%	7/26/2028	25,561	25,596
[1]	PNC Bank NA	2.700%	10/22/2029	14,852	14,027
	PNC Financial Services Group Inc.	3.150%	5/19/2027	14,255	14,121
	PNC Financial Services Group Inc.	5.300%	1/21/2028	5,170	5,237
	PNC Financial Services Group Inc.	3.450%	4/23/2029	45,281	44,569
	PNC Financial Services Group Inc.	5.582%	6/12/2029	21,779	22,584
	PNC Financial Services Group Inc.	2.550%	1/22/2030	38,370	36,116
	PNC Financial Services Group Inc.	5.492%	5/14/2030	35,060	36,501
	PNC Financial Services Group Inc.	5.222%	1/29/2031	12,045	12,471
	PNC Financial Services Group Inc.	4.899%	5/13/2031	22,785	23,326
	PNC Financial Services Group Inc.	4.812%	10/21/2032	105,335	107,210
	PNC Financial Services Group Inc.	6.037%	10/28/2033	31,617	34,152
	PNC Financial Services Group Inc.	5.068%	1/24/2034	13,754	14,069
	PNC Financial Services Group Inc.	5.939%	8/18/2034	12,445	13,355
	PNC Financial Services Group Inc.	6.875%	10/20/2034	32,883	37,193
	PNC Financial Services Group Inc.	5.676%	1/22/2035	47,315	49,871
	PNC Financial Services Group Inc.	5.575%	1/29/2036	64,360	67,128
	PNC Financial Services Group Inc.	5.373%	7/21/2036	425	438
[6]	Pricoa Global Funding I	4.400%	8/27/2027	1,175	1,186
	Primerica Inc.	2.800%	11/19/2031	8,129	7,381
	Principal Financial Group Inc.	2.125%	6/15/2030	13,312	12,125
	Principal Financial Group Inc.	5.375%	3/15/2033	2,115	2,209
	Principal Financial Group Inc.	6.050%	10/15/2036	1,076	1,174
	Principal Financial Group Inc.	4.625%	9/15/2042	6,013	5,401
	Principal Financial Group Inc.	4.350%	5/15/2043	5,440	4,670
	Principal Financial Group Inc.	4.300%	11/15/2046	8,940	7,508
	Principal Financial Group Inc.	5.500%	3/15/2053	4,115	4,008
	Progressive Corp.	2.450%	1/15/2027	9,219	9,086
	Progressive Corp.	4.000%	3/1/2029	9,722	9,744
	Progressive Corp.	6.625%	3/1/2029	3,330	3,588
	Progressive Corp.	3.200%	3/26/2030	9,791	9,469
	Progressive Corp.	3.000%	3/15/2032	7,865	7,261
	Progressive Corp.	6.250%	12/1/2032	1,558	1,723
	Progressive Corp.	4.950%	6/15/2033	5,400	5,537
	Progressive Corp.	4.350%	4/25/2044	4,770	4,145
	Progressive Corp.	4.125%	4/15/2047	16,983	14,031
	Progressive Corp.	4.200%	3/15/2048	8,506	7,043
	Progressive Corp.	3.950%	3/26/2050	9,087	7,130
	Progressive Corp.	3.700%	3/15/2052	9,485	7,114
[1]	Prudential Financial Inc.	3.878%	3/27/2028	8,067	8,067
[1]	Prudential Financial Inc.	2.100%	3/10/2030	4,424	4,107
[1]	Prudential Financial Inc.	5.750%	7/15/2033	3,315	3,571
	Prudential Financial Inc.	5.200%	3/14/2035	3,795	3,891
[1]	Prudential Financial Inc.	5.700%	12/14/2036	11,934	12,639
[1]	Prudential Financial Inc.	6.625%	12/1/2037	6,815	7,757
[1]	Prudential Financial Inc.	3.000%	3/10/2040	5,611	4,360
[1]	Prudential Financial Inc.	6.625%	6/21/2040	7,635	8,701
[1]	Prudential Financial Inc.	5.100%	8/15/2043	2,876	2,728
[1]	Prudential Financial Inc.	4.600%	5/15/2044	6,447	5,743
[1]	Prudential Financial Inc.	4.500%	9/15/2047	8,821	8,727
	Prudential Financial Inc.	3.905%	12/7/2047	27,850	21,892
[1]	Prudential Financial Inc.	5.700%	9/15/2048	8,459	8,545
	Prudential Financial Inc.	3.935%	12/7/2049	32,205	24,923
[1]	Prudential Financial Inc.	3.700%	10/1/2050	12,025	11,193
[1]	Prudential Financial Inc.	3.700%	3/13/2051	14,137	10,520
	Prudential Financial Inc.	5.125%	3/1/2052	8,610	8,529
	Prudential Financial Inc.	6.000%	9/1/2052	13,794	14,228
72

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Prudential Financial Inc.	6.750%	3/1/2053	4,147	4,430
	Prudential Financial Inc.	6.500%	3/15/2054	13,929	14,695
	Prudential Funding Asia plc	3.125%	4/14/2030	14,081	13,471
	Prudential Funding Asia plc	3.625%	3/24/2032	6,653	6,308
	Radian Group Inc.	6.200%	5/15/2029	10,347	10,844
	Raymond James Financial Inc.	4.650%	4/1/2030	14,446	14,707
	Raymond James Financial Inc.	4.950%	7/15/2046	14,452	13,221
	Raymond James Financial Inc.	3.750%	4/1/2051	11,475	8,432
[1]	Regions Bank	6.450%	6/26/2037	8,180	8,847
	Regions Financial Corp.	1.800%	8/12/2028	11,252	10,647
	Regions Financial Corp.	5.722%	6/6/2030	12,781	13,318
	Regions Financial Corp.	5.502%	9/6/2035	13,870	14,281
	Regions Financial Corp.	7.375%	12/10/2037	5,338	6,098
	Reinsurance Group of America Inc.	3.900%	5/15/2029	16,182	15,992
	Reinsurance Group of America Inc.	3.150%	6/15/2030	6,569	6,217
	Reinsurance Group of America Inc.	6.000%	9/15/2033	5,199	5,539
	Reinsurance Group of America Inc.	5.750%	9/15/2034	9,020	9,390
	Reinsurance Group of America Inc.	6.650%	9/15/2055	9,230	9,525
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	5,350	5,305
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	6,604	6,458
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	10,989	11,490
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	8,600	8,974
[1]	Royal Bank of Canada	4.875%	1/19/2027	13,419	13,558
[1]	Royal Bank of Canada	2.050%	1/21/2027	7,794	7,653
	Royal Bank of Canada	3.625%	5/4/2027	18,220	18,199
[1]	Royal Bank of Canada	4.240%	8/3/2027	9,764	9,832
[1]	Royal Bank of Canada	6.000%	11/1/2027	24,676	25,617
[1]	Royal Bank of Canada	4.900%	1/12/2028	15,879	16,202
[1]	Royal Bank of Canada	4.715%	3/27/2028	400	403
[1]	Royal Bank of Canada	4.522%	10/18/2028	8,390	8,468
[1]	Royal Bank of Canada	4.965%	1/24/2029	14,615	14,879
[1]	Royal Bank of Canada	4.950%	2/1/2029	8,620	8,851
	Royal Bank of Canada	4.498%	8/6/2029	12,690	12,809
[1]	Royal Bank of Canada	4.969%	8/2/2030	14,015	14,351
[1]	Royal Bank of Canada	5.153%	2/4/2031	42,109	43,348
[1]	Royal Bank of Canada	4.970%	5/2/2031	43,999	45,013
	Royal Bank of Canada	4.696%	8/6/2031	9,885	10,009
[1]	Royal Bank of Canada	2.300%	11/3/2031	41,167	37,051
	Royal Bank of Canada	3.875%	5/4/2032	12,672	12,295
[1]	Royal Bank of Canada	5.000%	2/1/2033	43,810	45,062
[1]	Royal Bank of Canada	5.000%	5/2/2033	12,745	13,086
[1]	Royal Bank of Canada	5.150%	2/1/2034	11,855	12,360
	Santander Holdings USA Inc.	4.400%	7/13/2027	30,893	30,987
	Santander Holdings USA Inc.	6.499%	3/9/2029	11,587	12,078
	Santander Holdings USA Inc.	6.174%	1/9/2030	12,055	12,561
	Santander Holdings USA Inc.	7.660%	11/9/2031	9,800	10,972
	Santander Holdings USA Inc.	6.342%	5/31/2035	10,570	11,331
[1]	Santander UK Group Holdings plc	3.823%	11/3/2028	7,179	7,133
	Santander UK Group Holdings plc	6.534%	1/10/2029	32,089	33,532
	Santander UK Group Holdings plc	4.320%	9/22/2029	3,508	3,510
	Santander UK Group Holdings plc	5.694%	4/15/2031	16,511	17,199
	Santander UK Group Holdings plc	2.896%	3/15/2032	18,808	17,261
	Santander UK Group Holdings plc	5.136%	9/22/2036	13,080	13,001
	Selective Insurance Group Inc.	5.900%	4/15/2035	1,585	1,661
	Selective Insurance Group Inc.	5.375%	3/1/2049	3,870	3,567
	SiriusPoint Ltd.	7.000%	4/5/2029	2,450	2,596
	Sixth Street Lending Partners	6.500%	3/11/2029	8,195	8,491
	Sixth Street Lending Partners	5.750%	1/15/2030	16,670	16,893
	Sixth Street Lending Partners	6.125%	7/15/2030	5,042	5,175
	Sixth Street Specialty Lending Inc.	6.950%	8/14/2028	5,920	6,205
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	4,730	4,885
	Sixth Street Specialty Lending Inc.	5.625%	8/15/2030	1,500	1,516
[6]	Societe Generale SA	3.000%	1/22/2030	200	188
	State Street Bank & Trust Co.	4.782%	11/23/2029	17,874	18,391
	State Street Corp.	4.993%	3/18/2027	13,415	13,593
	State Street Corp.	4.536%	2/28/2028	10,175	10,331
	State Street Corp.	4.543%	4/24/2028	4,540	4,578
	State Street Corp.	5.684%	11/21/2029	15,325	16,048
[1]	State Street Corp.	4.141%	12/3/2029	7,850	7,894
	State Street Corp.	2.400%	1/24/2030	24,712	23,333
73

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	State Street Corp.	4.729%	2/28/2030	11,935	12,217
	State Street Corp.	4.834%	4/24/2030	5,255	5,411
	State Street Corp.	2.200%	3/3/2031	15,027	13,523
	State Street Corp.	4.821%	1/26/2034	34,589	35,020
	State Street Corp.	5.159%	5/18/2034	11,364	11,744
[1]	State Street Corp.	3.031%	11/1/2034	41,112	38,796
	State Street Corp.	6.123%	11/21/2034	8,960	9,683
	State Street Corp.	5.146%	2/28/2036	16,214	16,590
	State Street Corp.	4.784%	10/23/2036	5,000	4,975
	Stewart Information Services Corp.	3.600%	11/15/2031	6,507	5,751
	Stifel Financial Corp.	4.000%	5/15/2030	4,088	3,999
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	12,902	12,841
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/2027	5,560	5,462
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	6,328	6,281
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	830	822
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	24,814	25,557
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	14,740	14,623
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	31,154	31,165
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	46,889	44,296
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/2028	13,368	13,467
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	4,660	4,822
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	28,330	27,216
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	16,165	15,323
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	19,255	20,249
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	45,263	42,639
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	9,060	9,388
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	3,936	3,584
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	2,775	2,506
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	5,717	5,021
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	400	419
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	7,227	6,415
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	7,921	8,272
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	22,635	24,091
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	5,982	6,085
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	27,680	29,473
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	11,815	12,638
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	20,077	21,087
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	6,578	4,616
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	3,754	2,755
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	15,052	16,286
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	12,925	13,331
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	7,835	7,931
	Synchrony Bank	5.625%	8/23/2027	1,285	1,310
	Synchrony Financial	3.950%	12/1/2027	11,262	11,216
	Synchrony Financial	5.150%	3/19/2029	6,130	6,213
	Synchrony Financial	5.019%	7/29/2029	1,286	1,302
	Synovus Bank	5.625%	2/15/2028	6,361	6,491
	Synovus Bank	5.957%	1/15/2036	7,518	7,571
	Synovus Financial Corp.	6.168%	11/1/2030	9,955	10,337
	Toronto-Dominion Bank	5.264%	12/11/2026	9,898	10,021
[1]	Toronto-Dominion Bank	1.950%	1/12/2027	13,138	12,891
[1]	Toronto-Dominion Bank	2.800%	3/10/2027	31,979	31,560
[1]	Toronto-Dominion Bank	4.980%	4/5/2027	9,762	9,887
	Toronto-Dominion Bank	4.108%	6/8/2027	20,541	20,592
[1]	Toronto-Dominion Bank	4.693%	9/15/2027	31,055	31,450
	Toronto-Dominion Bank	5.156%	1/10/2028	17,736	18,149
	Toronto-Dominion Bank	4.861%	1/31/2028	5,619	5,713
[1]	Toronto-Dominion Bank	5.523%	7/17/2028	8,524	8,836
[1]	Toronto-Dominion Bank	4.994%	4/5/2029	11,100	11,381
[1]	Toronto-Dominion Bank	4.808%	6/3/2030	960	980
[1]	Toronto-Dominion Bank	2.000%	9/10/2031	4,970	4,436
[1]	Toronto-Dominion Bank	2.450%	1/12/2032	9,013	8,054
	Toronto-Dominion Bank	5.298%	1/30/2032	11,811	12,330
[1]	Toronto-Dominion Bank	3.200%	3/10/2032	54,974	51,196
	Toronto-Dominion Bank	4.456%	6/8/2032	27,562	27,509
	Toronto-Dominion Bank	5.146%	9/10/2034	9,045	9,178
	Toronto-Dominion Bank	4.928%	10/15/2035	7,700	7,697
	Toronto-Dominion Bank	8.125%	10/31/2082	1,141	1,200
	TPG Operating Group II LP	5.875%	3/5/2034	13,761	14,366
	TPG Operating Group II LP	5.375%	1/15/2036	6,700	6,683
74

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Transatlantic Holdings Inc.	8.000%	11/30/2039	8,058	10,068
	Travelers Cos. Inc.	5.050%	7/24/2035	2,217	2,253
	Travelers Cos. Inc.	6.750%	6/20/2036	3,865	4,442
[1]	Travelers Cos. Inc.	6.250%	6/15/2037	13,682	15,211
	Travelers Cos. Inc.	5.350%	11/1/2040	4,021	4,079
	Travelers Cos. Inc.	4.600%	8/1/2043	9,181	8,249
	Travelers Cos. Inc.	4.300%	8/25/2045	4,768	4,059
	Travelers Cos. Inc.	3.750%	5/15/2046	9,555	7,507
	Travelers Cos. Inc.	4.000%	5/30/2047	6,150	4,986
	Travelers Cos. Inc.	4.100%	3/4/2049	11,415	9,253
	Travelers Cos. Inc.	2.550%	4/27/2050	13,147	7,960
	Travelers Cos. Inc.	3.050%	6/8/2051	10,182	6,741
	Travelers Cos. Inc.	5.450%	5/25/2053	5,714	5,631
	Travelers Cos. Inc.	5.700%	7/24/2055	4,620	4,722
	Travelers Property Casualty Corp.	6.375%	3/15/2033	6,389	7,187
[1]	Truist Bank	4.420%	7/24/2028	16,573	16,667
[1]	Truist Bank	2.250%	3/11/2030	8,618	7,898
[1]	Truist Financial Corp.	1.125%	8/3/2027	15,381	14,733
[1]	Truist Financial Corp.	4.873%	1/26/2029	18,872	19,167
[1]	Truist Financial Corp.	3.875%	3/19/2029	20,901	20,640
[1]	Truist Financial Corp.	1.887%	6/7/2029	14,005	13,301
[1]	Truist Financial Corp.	7.161%	10/30/2029	7,590	8,186
[1]	Truist Financial Corp.	1.950%	6/5/2030	13,053	11,859
[1]	Truist Financial Corp.	4.916%	7/28/2033	17,170	17,278
[1]	Truist Financial Corp.	6.123%	10/28/2033	15,770	17,028
[1]	Truist Financial Corp.	5.122%	1/26/2034	19,193	19,546
[1]	Truist Financial Corp.	5.867%	6/8/2034	10,478	11,137
[1]	Truist Financial Corp.	5.711%	1/24/2035	5,734	6,035
[1]	Truist Financial Corp.	4.964%	10/23/2036	18,185	17,988
	UBS AG	5.000%	7/9/2027	17,634	17,984
	UBS AG	4.864%	1/10/2028	11,465	11,559
	UBS AG	7.500%	2/15/2028	37,255	40,018
	UBS AG	5.650%	9/11/2028	24,260	25,320
	UBS AG	4.500%	6/26/2048	10,810	9,415
[6]	UBS Group AG	4.194%	4/1/2031	3,250	3,218
	UBS Group AG	4.875%	5/15/2045	33,125	30,551
	Unum Group	4.000%	6/15/2029	4,355	4,310
	Unum Group	5.250%	12/15/2035	4,805	4,771
	Unum Group	5.750%	8/15/2042	6,798	6,744
	Unum Group	4.500%	12/15/2049	7,386	5,945
	Unum Group	4.125%	6/15/2051	9,940	7,519
	Unum Group	6.000%	6/15/2054	3,202	3,163
[1]	US Bancorp	3.150%	4/27/2027	18,704	18,556
[1]	US Bancorp	3.900%	4/26/2028	9,087	9,098
[1]	US Bancorp	4.548%	7/22/2028	36,455	36,751
	US Bancorp	4.653%	2/1/2029	31,976	32,373
	US Bancorp	5.775%	6/12/2029	20,467	21,275
[1]	US Bancorp	3.000%	7/30/2029	19,377	18,659
	US Bancorp	5.384%	1/23/2030	12,775	13,227
[1]	US Bancorp	1.375%	7/22/2030	21,569	19,090
	US Bancorp	5.100%	7/23/2030	29,818	30,692
	US Bancorp	5.046%	2/12/2031	5,745	5,903
	US Bancorp	5.083%	5/15/2031	11,625	11,979
[1]	US Bancorp	2.677%	1/27/2033	11,554	10,414
[1]	US Bancorp	4.967%	7/22/2033	18,388	18,559
	US Bancorp	5.850%	10/21/2033	11,285	12,079
	US Bancorp	4.839%	2/1/2034	38,440	38,732
	US Bancorp	5.836%	6/12/2034	50,025	53,326
	US Bancorp	5.678%	1/23/2035	30,065	31,738
	US Bancorp	5.424%	2/12/2036	5,097	5,295
	US Bancorp	2.491%	11/3/2036	16,590	14,489
	Visa Inc.	1.900%	4/15/2027	16,887	16,552
	Visa Inc.	0.750%	8/15/2027	7,733	7,402
	Visa Inc.	2.750%	9/15/2027	11,986	11,843
	Visa Inc.	2.050%	4/15/2030	20,331	18,855
	Visa Inc.	1.100%	2/15/2031	15,668	13,658
	Visa Inc.	4.150%	12/14/2035	26,202	25,515
	Visa Inc.	2.700%	4/15/2040	15,308	11,772
	Visa Inc.	4.300%	12/14/2045	38,142	33,248
	Visa Inc.	3.650%	9/15/2047	19,103	14,892
75

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Visa Inc.	2.000%	8/15/2050	26,576	14,406
	Voya Financial Inc.	5.700%	7/15/2043	11,454	11,400
	Voya Financial Inc.	4.800%	6/15/2046	4,049	3,589
[1]	Voya Financial Inc.	4.700%	1/23/2048	4,410	4,169
	W R Berkley Corp.	4.000%	5/12/2050	5,945	4,553
	W R Berkley Corp.	3.550%	3/30/2052	9,380	6,569
	W R Berkley Corp.	3.150%	9/30/2061	11,030	6,566
	Wachovia Corp.	5.500%	8/1/2035	30,630	31,553
	Wachovia Corp.	6.550%	10/15/2035	2,875	3,177
	Webster Financial Corp.	4.100%	3/25/2029	4,040	3,974
[1]	Wells Fargo & Co.	4.300%	7/22/2027	30,863	30,993
[1]	Wells Fargo & Co.	4.900%	1/24/2028	31,123	31,393
[1]	Wells Fargo & Co.	5.707%	4/22/2028	21,558	22,002
[1]	Wells Fargo & Co.	3.584%	5/22/2028	44,214	43,921
[1]	Wells Fargo & Co.	2.393%	6/2/2028	47,235	46,151
[1]	Wells Fargo & Co.	4.808%	7/25/2028	35,129	35,516
[1]	Wells Fargo & Co.	4.150%	1/24/2029	16,144	16,178
	Wells Fargo & Co.	4.970%	4/23/2029	15,716	16,010
[1]	Wells Fargo & Co.	5.574%	7/25/2029	52,473	54,299
	Wells Fargo & Co.	4.078%	9/15/2029	20,695	20,673
	Wells Fargo & Co.	6.303%	10/23/2029	40,488	42,790
[1]	Wells Fargo & Co.	7.950%	11/15/2029	966	1,080
	Wells Fargo & Co.	5.198%	1/23/2030	9,444	9,726
[1]	Wells Fargo & Co.	2.879%	10/30/2030	52,199	49,685
	Wells Fargo & Co.	5.244%	1/24/2031	34,698	35,911
[1]	Wells Fargo & Co.	2.572%	2/11/2031	38,882	36,312
[1]	Wells Fargo & Co.	4.478%	4/4/2031	32,956	33,161
	Wells Fargo & Co.	5.150%	4/23/2031	21,530	22,212
[1]	Wells Fargo & Co.	3.350%	3/2/2033	8,366	7,801
[1]	Wells Fargo & Co.	4.897%	7/25/2033	70,104	71,199
	Wells Fargo & Co.	5.389%	4/24/2034	64,548	67,075
[1]	Wells Fargo & Co.	5.557%	7/25/2034	57,438	60,261
	Wells Fargo & Co.	6.491%	10/23/2034	6,200	6,864
	Wells Fargo & Co.	5.499%	1/23/2035	45,337	47,255
	Wells Fargo & Co.	5.375%	2/7/2035	6,019	6,327
	Wells Fargo & Co.	5.211%	12/3/2035	35,473	36,238
	Wells Fargo & Co.	5.605%	4/23/2036	35,214	36,904
	Wells Fargo & Co.	4.892%	9/15/2036	25,000	24,913
[1]	Wells Fargo & Co.	5.950%	12/15/2036	6,154	6,435
[1]	Wells Fargo & Co.	3.068%	4/30/2041	52,718	40,895
	Wells Fargo & Co.	5.375%	11/2/2043	19,399	18,773
	Wells Fargo & Co.	5.606%	1/15/2044	24,560	24,297
[1]	Wells Fargo & Co.	4.650%	11/4/2044	35,386	30,975
	Wells Fargo & Co.	3.900%	5/1/2045	25,746	20,855
[1]	Wells Fargo & Co.	4.900%	11/17/2045	44,911	40,392
[1]	Wells Fargo & Co.	4.400%	6/14/2046	28,152	23,462
[1]	Wells Fargo & Co.	4.750%	12/7/2046	6,449	5,658
[1]	Wells Fargo & Co.	5.013%	4/4/2051	84,785	77,498
[1]	Wells Fargo & Co.	4.611%	4/25/2053	60,222	51,747
	Wells Fargo Bank NA	5.254%	12/11/2026	27,755	28,086
	Wells Fargo Bank NA	5.950%	8/26/2036	10,988	11,717
[1]	Wells Fargo Bank NA	5.850%	2/1/2037	21,635	22,878
[1]	Wells Fargo Bank NA	6.600%	1/15/2038	16,978	18,965
	Western Union Co.	2.750%	3/15/2031	5,090	4,633
	Western Union Co.	6.200%	11/17/2036	9,249	9,644
	Western Union Co.	6.200%	6/21/2040	1,618	1,656
	Westpac Banking Corp.	3.350%	3/8/2027	26,245	26,125
	Westpac Banking Corp.	4.043%	8/26/2027	425	427
	Westpac Banking Corp.	5.457%	11/18/2027	125	129
	Westpac Banking Corp.	3.400%	1/25/2028	9,968	9,890
	Westpac Banking Corp.	5.535%	11/17/2028	12,597	13,169
	Westpac Banking Corp.	1.953%	11/20/2028	9,934	9,419
	Westpac Banking Corp.	5.050%	4/16/2029	10,080	10,423
	Westpac Banking Corp.	2.650%	1/16/2030	6,461	6,131
	Westpac Banking Corp.	4.354%	7/1/2030	400	404
	Westpac Banking Corp.	2.150%	6/3/2031	21,951	19,832
	Westpac Banking Corp.	5.405%	8/10/2033	12,445	12,851
	Westpac Banking Corp.	6.820%	11/17/2033	11,530	12,886
	Westpac Banking Corp.	4.110%	7/24/2034	12,522	12,323
	Westpac Banking Corp.	2.668%	11/15/2035	22,676	20,526
76

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Westpac Banking Corp.	5.618%	11/20/2035	26,534	27,406
	Westpac Banking Corp.	3.020%	11/18/2036	18,783	16,952
	Westpac Banking Corp.	4.421%	7/24/2039	10,444	9,672
	Westpac Banking Corp.	2.963%	11/16/2040	13,530	10,315
	Westpac Banking Corp.	3.133%	11/18/2041	12,680	9,601
	Willis North America Inc.	4.650%	6/15/2027	5,569	5,612
	Willis North America Inc.	4.500%	9/15/2028	7,530	7,585
	Willis North America Inc.	2.950%	9/15/2029	8,638	8,222
	Willis North America Inc.	4.550%	3/15/2031	7,756	7,770
	Willis North America Inc.	5.350%	5/15/2033	7,360	7,593
	Willis North America Inc.	5.150%	3/15/2036	3,650	3,651
	Willis North America Inc.	5.050%	9/15/2048	7,998	7,170
	Willis North America Inc.	3.875%	9/15/2049	12,108	8,981
	Willis North America Inc.	5.900%	3/5/2054	2,300	2,296
	Wintrust Financial Corp.	4.850%	6/6/2029	3,927	3,908
	XL Group Ltd.	5.250%	12/15/2043	6,865	6,481
	Zions Bancorp NA	4.704%	8/18/2028	12,875	12,888
	Zions Bancorp NA	3.250%	10/29/2029	14,900	14,025
	Zions Bancorp NA	6.816%	11/19/2035	8,741	9,291
					27,475,876
Health Care (2.9%)
	Abbott Laboratories	1.150%	1/30/2028	11,335	10,773
	Abbott Laboratories	1.400%	6/30/2030	6,628	5,932
	Abbott Laboratories	4.750%	11/30/2036	17,672	17,756
	Abbott Laboratories	6.150%	11/30/2037	5,650	6,316
	Abbott Laboratories	6.000%	4/1/2039	4,379	4,810
	Abbott Laboratories	5.300%	5/27/2040	7,304	7,539
	Abbott Laboratories	4.750%	4/15/2043	5,344	5,048
	Abbott Laboratories	4.900%	11/30/2046	39,898	37,521
	AbbVie Inc.	4.800%	3/15/2027	37,615	38,017
	AbbVie Inc.	4.650%	3/15/2028	19,730	20,060
	AbbVie Inc.	4.250%	11/14/2028	22,985	23,236
	AbbVie Inc.	4.800%	3/15/2029	37,938	38,880
	AbbVie Inc.	3.200%	11/21/2029	93,497	90,680
	AbbVie Inc.	4.875%	3/15/2030	14,385	14,817
	AbbVie Inc.	4.950%	3/15/2031	30,317	31,362
	AbbVie Inc.	5.050%	3/15/2034	43,493	44,679
	AbbVie Inc.	4.550%	3/15/2035	31,617	31,158
	AbbVie Inc.	5.200%	3/15/2035	17,512	18,109
	AbbVie Inc.	4.500%	5/14/2035	45,691	44,873
	AbbVie Inc.	4.300%	5/14/2036	13,748	13,183
	AbbVie Inc.	4.050%	11/21/2039	60,723	54,161
	AbbVie Inc.	4.625%	10/1/2042	12,792	11,655
	AbbVie Inc.	4.400%	11/6/2042	28,181	25,108
	AbbVie Inc.	4.850%	6/15/2044	26,258	24,304
	AbbVie Inc.	4.750%	3/15/2045	9,162	8,341
	AbbVie Inc.	4.700%	5/14/2045	31,477	28,423
	AbbVie Inc.	4.450%	5/14/2046	27,262	23,661
	AbbVie Inc.	4.875%	11/14/2048	24,969	22,726
	AbbVie Inc.	4.250%	11/21/2049	80,779	66,520
	AbbVie Inc.	5.400%	3/15/2054	47,329	45,974
	AbbVie Inc.	5.500%	3/15/2064	25,510	24,767
[1]	Adventist Health System	4.742%	12/1/2030	4,975	4,996
	Adventist Health System	5.430%	3/1/2032	12,813	13,115
	Adventist Health System	5.757%	12/1/2034	5,835	6,013
	Adventist Health System	3.630%	3/1/2049	5,360	3,648
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	5,867	5,858
[1]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	4,903	4,519
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	10,520	8,800
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	9,496	6,780
[1]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	5,305	3,468
	Aetna Inc.	6.625%	6/15/2036	15,077	16,594
	Aetna Inc.	6.750%	12/15/2037	7,337	8,083
	Aetna Inc.	4.500%	5/15/2042	7,424	6,363
	Aetna Inc.	4.750%	3/15/2044	5,379	4,699
	Agilent Technologies Inc.	2.750%	9/15/2029	8,858	8,460
	Agilent Technologies Inc.	2.100%	6/4/2030	9,040	8,257
	Agilent Technologies Inc.	2.300%	3/12/2031	11,957	10,822
	Agilent Technologies Inc.	4.750%	9/9/2034	8,326	8,304
77

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AHS Hospital Corp.	5.024%	7/1/2045	6,024	5,557
[1]	AHS Hospital Corp.	2.780%	7/1/2051	7,840	4,858
[1]	Allina Health System	3.887%	4/15/2049	5,107	3,970
	Amgen Inc.	2.200%	2/21/2027	28,945	28,396
	Amgen Inc.	3.200%	11/2/2027	15,517	15,328
	Amgen Inc.	5.150%	3/2/2028	31,582	32,316
	Amgen Inc.	1.650%	8/15/2028	19,731	18,596
	Amgen Inc.	3.000%	2/22/2029	10,396	10,074
	Amgen Inc.	4.050%	8/18/2029	24,575	24,552
	Amgen Inc.	2.450%	2/21/2030	23,519	21,939
	Amgen Inc.	5.250%	3/2/2030	34,007	35,277
	Amgen Inc.	2.300%	2/25/2031	31,180	28,273
	Amgen Inc.	2.000%	1/15/2032	14,399	12,549
	Amgen Inc.	3.350%	2/22/2032	12,547	11,816
	Amgen Inc.	4.200%	3/1/2033	9,275	9,062
	Amgen Inc.	5.250%	3/2/2033	71,855	74,417
	Amgen Inc.	6.375%	6/1/2037	400	444
	Amgen Inc.	3.150%	2/21/2040	31,138	24,528
	Amgen Inc.	2.800%	8/15/2041	5,956	4,358
	Amgen Inc.	4.950%	10/1/2041	18,351	17,361
	Amgen Inc.	5.150%	11/15/2041	12,544	12,132
	Amgen Inc.	5.600%	3/2/2043	46,751	46,961
	Amgen Inc.	4.400%	5/1/2045	29,801	25,495
	Amgen Inc.	4.563%	6/15/2048	7,553	6,453
	Amgen Inc.	4.663%	6/15/2051	42,700	36,538
	Amgen Inc.	4.200%	2/22/2052	16,636	13,181
	Amgen Inc.	4.875%	3/1/2053	8,935	7,851
	Amgen Inc.	5.650%	3/2/2053	69,225	67,803
	Amgen Inc.	2.770%	9/1/2053	10,911	6,477
	Amgen Inc.	4.400%	2/22/2062	8,615	6,722
	Amgen Inc.	5.750%	3/2/2063	39,885	38,895
[1]	Ascension Health	4.078%	11/15/2028	5,200	5,223
[1]	Ascension Health	2.532%	11/15/2029	17,234	16,290
[1]	Ascension Health	4.294%	11/15/2030	11,345	11,369
[1]	Ascension Health	4.923%	11/15/2035	11,800	11,821
[1]	Ascension Health	3.106%	11/15/2039	24,181	19,248
	Ascension Health	3.945%	11/15/2046	18,307	14,861
[1]	Ascension Health	4.847%	11/15/2053	10,810	9,736
	AstraZeneca Finance LLC	4.800%	2/26/2027	16,858	17,050
	AstraZeneca Finance LLC	4.875%	3/3/2028	17,061	17,426
	AstraZeneca Finance LLC	1.750%	5/28/2028	15,495	14,797
	AstraZeneca Finance LLC	4.850%	2/26/2029	10,284	10,557
	AstraZeneca Finance LLC	4.900%	3/3/2030	11,950	12,337
	AstraZeneca Finance LLC	4.900%	2/26/2031	17,125	17,717
	AstraZeneca Finance LLC	2.250%	5/28/2031	14,474	13,160
	AstraZeneca Finance LLC	4.875%	3/3/2033	18,585	19,161
	AstraZeneca Finance LLC	5.000%	2/26/2034	11,077	11,458
	AstraZeneca plc	3.125%	6/12/2027	11,753	11,663
	AstraZeneca plc	4.000%	1/17/2029	12,109	12,138
	AstraZeneca plc	1.375%	8/6/2030	18,321	16,282
	AstraZeneca plc	6.450%	9/15/2037	36,750	41,872
	AstraZeneca plc	4.000%	9/18/2042	19,028	16,385
	AstraZeneca plc	4.375%	11/16/2045	14,641	12,874
	AstraZeneca plc	4.375%	8/17/2048	3,757	3,265
	AstraZeneca plc	2.125%	8/6/2050	9,913	5,515
	AstraZeneca plc	3.000%	5/28/2051	8,866	5,965
	Banner Health	2.338%	1/1/2030	7,751	7,230
	Banner Health	1.897%	1/1/2031	4,398	3,938
	Banner Health	2.907%	1/1/2042	4,414	3,242
[1]	Banner Health	3.181%	1/1/2050	5,455	3,729
	Banner Health	2.913%	1/1/2051	6,030	3,858
[1]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	3,890	2,270
[1]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	7,015	5,003
	Baxalta Inc.	5.250%	6/23/2045	6,654	6,350
	Baxter International Inc.	1.915%	2/1/2027	10,399	10,150
	Baxter International Inc.	2.272%	12/1/2028	21,659	20,446
	Baxter International Inc.	4.450%	2/15/2029	2,486	2,492
	Baxter International Inc.	3.950%	4/1/2030	15,635	15,231
	Baxter International Inc.	4.900%	12/15/2030	2,553	2,570
	Baxter International Inc.	1.730%	4/1/2031	21,029	18,015
78

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Baxter International Inc.	2.539%	2/1/2032	13,631	11,877
	Baxter International Inc.	5.650%	12/15/2035	6,098	6,184
	Baxter International Inc.	3.500%	8/15/2046	8,901	6,298
	Baxter International Inc.	3.132%	12/1/2051	11,344	7,117
[1]	BayCare Health System Inc.	3.831%	11/15/2050	13,395	10,271
[1]	Baylor Scott & White Holdings	1.777%	11/15/2030	5,615	5,029
	Baylor Scott & White Holdings	4.185%	11/15/2045	6,519	5,482
	Baylor Scott & White Holdings	3.967%	11/15/2046	4,149	3,352
[1]	Baylor Scott & White Holdings	2.839%	11/15/2050	11,744	7,426
	Becton Dickinson & Co.	3.700%	6/6/2027	27,509	27,407
	Becton Dickinson & Co.	4.693%	2/13/2028	8,958	9,072
	Becton Dickinson & Co.	5.081%	6/7/2029	6,215	6,382
	Becton Dickinson & Co.	2.823%	5/20/2030	6,545	6,170
	Becton Dickinson & Co.	1.957%	2/11/2031	9,947	8,845
	Becton Dickinson & Co.	4.298%	8/22/2032	13,600	13,384
	Becton Dickinson & Co.	5.110%	2/8/2034	4,516	4,608
	Becton Dickinson & Co.	4.685%	12/15/2044	8,003	7,076
	Becton Dickinson & Co.	4.669%	6/6/2047	26,080	22,657
	Becton Dickinson & Co.	3.794%	5/20/2050	8,940	6,676
[1]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	7,495	4,886
	Biogen Inc.	2.250%	5/1/2030	27,207	24,990
	Biogen Inc.	5.750%	5/15/2035	3,048	3,209
	Biogen Inc.	3.150%	5/1/2050	34,754	22,469
	Biogen Inc.	3.250%	2/15/2051	6,290	4,134
	Biogen Inc.	6.450%	5/15/2055	4,775	5,017
	Bio-Rad Laboratories Inc.	3.300%	3/15/2027	7,461	7,394
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	11,320	10,681
[1]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	3,781	3,799
[1]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	12,500	12,207
	Boston Scientific Corp.	4.000%	3/1/2029	1,000	999
	Boston Scientific Corp.	2.650%	6/1/2030	17,341	16,316
	Boston Scientific Corp.	4.550%	3/1/2039	11,853	11,285
	Boston Scientific Corp.	7.375%	1/15/2040	4,685	5,781
	Boston Scientific Corp.	4.700%	3/1/2049	11,828	10,603
	Bristol-Myers Squibb Co.	3.250%	2/27/2027	6,327	6,295
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	7,435	7,098
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	22,392	22,320
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	10,957	9,705
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	18,520	19,303
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	24,225	22,436
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	1,381	1,508
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	35,931	37,357
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	37,371	33,920
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	7,981	6,125
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	12,660	11,386
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	23,339	19,698
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	10,079	8,708
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	52,929	43,179
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	22,641	13,390
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	50,292	36,917
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	36,900	36,219
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	16,660	12,073
	Cardinal Health Inc.	3.410%	6/15/2027	12,690	12,595
	Cardinal Health Inc.	5.000%	11/15/2029	9,290	9,541
	Cardinal Health Inc.	4.500%	9/15/2030	5,300	5,349
	Cardinal Health Inc.	5.450%	2/15/2034	6,795	7,060
	Cardinal Health Inc.	5.350%	11/15/2034	14,015	14,440
	Cardinal Health Inc.	5.150%	9/15/2035	5,275	5,362
	Cardinal Health Inc.	4.600%	3/15/2043	5,986	5,251
	Cardinal Health Inc.	4.500%	11/15/2044	6,987	6,010
	Cardinal Health Inc.	4.900%	9/15/2045	6,670	6,005
	Cardinal Health Inc.	4.368%	6/15/2047	4,770	3,954
	Cardinal Health Inc.	5.750%	11/15/2054	8,445	8,423
[1]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	8,391	5,744
	Cencora Inc.	3.450%	12/15/2027	9,762	9,678
	Cencora Inc.	4.625%	12/15/2027	5,100	5,165
	Cencora Inc.	4.850%	12/15/2029	3,964	4,053
	Cencora Inc.	2.800%	5/15/2030	8,412	7,920
	Cencora Inc.	2.700%	3/15/2031	21,777	20,066
	Cencora Inc.	5.125%	2/15/2034	3,462	3,549
79

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cencora Inc.	5.150%	2/15/2035	9,110	9,312
	Cencora Inc.	4.250%	3/1/2045	6,869	5,807
	Cencora Inc.	4.300%	12/15/2047	8,679	7,266
	Centene Corp.	2.450%	7/15/2028	30,179	28,249
	Centene Corp.	4.625%	12/15/2029	48,391	46,921
	Centene Corp.	3.375%	2/15/2030	11,195	10,305
	Centene Corp.	3.000%	10/15/2030	36,329	32,501
	Centene Corp.	2.500%	3/1/2031	38,410	33,130
	Children's Health System of Texas	2.511%	8/15/2050	8,762	5,152
[1]	Children's Hospital	2.928%	7/15/2050	5,250	3,375
[1]	Children's Hospital Corp.	4.115%	1/1/2047	6,651	5,543
[1]	Children's Hospital Corp.	2.585%	2/1/2050	3,950	2,401
	Children's Hospital Medical Center	4.268%	5/15/2044	4,050	3,529
[1]	Children's Hospital of Philadelphia	2.704%	7/1/2050	7,415	4,610
[1]	CHRISTUS Health	4.341%	7/1/2028	6,925	6,944
[1]	Cigna Group	3.400%	3/1/2027	19,949	19,824
[1]	Cigna Group	3.050%	10/15/2027	10,758	10,603
	Cigna Group	4.375%	10/15/2028	40,222	40,581
	Cigna Group	5.000%	5/15/2029	13,650	14,017
	Cigna Group	2.400%	3/15/2030	20,915	19,418
	Cigna Group	4.500%	9/15/2030	13,548	13,643
	Cigna Group	2.375%	3/15/2031	24,144	21,858
	Cigna Group	4.875%	9/15/2032	19,701	19,951
	Cigna Group	5.400%	3/15/2033	12,340	12,851
	Cigna Group	5.250%	2/15/2034	30,917	31,788
	Cigna Group	5.250%	1/15/2036	21,825	22,198
	Cigna Group	4.800%	8/15/2038	30,586	29,302
	Cigna Group	3.200%	3/15/2040	13,977	11,040
[1]	Cigna Group	6.125%	11/15/2041	6,716	7,099
[1]	Cigna Group	4.800%	7/15/2046	20,557	18,235
[1]	Cigna Group	3.875%	10/15/2047	8,077	6,212
	Cigna Group	4.900%	12/15/2048	31,280	27,844
	Cigna Group	3.400%	3/15/2050	25,057	17,506
	Cigna Group	3.400%	3/15/2051	17,389	12,061
	Cigna Group	5.600%	2/15/2054	18,230	17,686
	Cigna Group	6.000%	1/15/2056	6,056	6,222
[1]	City of Hope	5.623%	11/15/2043	2,980	2,939
[1]	City of Hope	4.378%	8/15/2048	9,600	7,842
	Cleveland Clinic Foundation	4.858%	1/1/2114	4,905	4,155
	CommonSpirit Health	6.073%	11/1/2027	7,095	7,333
	CommonSpirit Health	3.347%	10/1/2029	17,103	16,530
	CommonSpirit Health	4.352%	9/1/2030	7,977	7,947
	CommonSpirit Health	2.782%	10/1/2030	8,741	8,137
	CommonSpirit Health	5.205%	12/1/2031	14,845	15,374
	CommonSpirit Health	5.318%	12/1/2034	13,010	13,257
	CommonSpirit Health	4.825%	9/1/2035	6,067	6,003
[1]	CommonSpirit Health	4.975%	9/1/2035	8,050	7,958
[1]	CommonSpirit Health	4.350%	11/1/2042	11,790	10,254
	CommonSpirit Health	5.580%	9/1/2045	4,982	4,867
	CommonSpirit Health	3.817%	10/1/2049	12,280	9,171
	CommonSpirit Health	4.187%	10/1/2049	6,652	5,214
	CommonSpirit Health	3.910%	10/1/2050	10,314	7,704
	CommonSpirit Health	5.548%	12/1/2054	8,344	7,951
	CommonSpirit Health	5.662%	9/1/2055	4,032	3,901
[1]	Community Health Network Inc.	3.099%	5/1/2050	6,330	4,034
[1]	Corewell Health Obligated Group	3.487%	7/15/2049	7,604	5,457
[1]	Cottage Health Obligated Group	3.304%	11/1/2049	10,107	7,097
	CVS Health Corp.	3.625%	4/1/2027	9,659	9,607
	CVS Health Corp.	6.250%	6/1/2027	3,022	3,110
	CVS Health Corp.	1.300%	8/21/2027	16,511	15,793
	CVS Health Corp.	4.300%	3/25/2028	52,634	52,831
	CVS Health Corp.	5.000%	1/30/2029	32,533	33,238
	CVS Health Corp.	5.400%	6/1/2029	6,345	6,568
	CVS Health Corp.	3.250%	8/15/2029	46,630	45,012
	CVS Health Corp.	5.125%	2/21/2030	18,877	19,389
	CVS Health Corp.	3.750%	4/1/2030	29,253	28,548
	CVS Health Corp.	1.750%	8/21/2030	19,867	17,652
	CVS Health Corp.	5.250%	1/30/2031	6,896	7,123
	CVS Health Corp.	1.875%	2/28/2031	23,702	20,813
	CVS Health Corp.	5.550%	6/1/2031	10,968	11,482
80

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	2.125%	9/15/2031	34,040	29,904
	CVS Health Corp.	5.000%	9/15/2032	5,126	5,226
	CVS Health Corp.	5.250%	2/21/2033	23,661	24,364
	CVS Health Corp.	5.300%	6/1/2033	18,870	19,485
	CVS Health Corp.	5.700%	6/1/2034	6,232	6,536
	CVS Health Corp.	4.875%	7/20/2035	11,992	11,798
	CVS Health Corp.	5.450%	9/15/2035	13,061	13,365
	CVS Health Corp.	4.780%	3/25/2038	73,395	69,265
	CVS Health Corp.	6.125%	9/15/2039	10,195	10,632
	CVS Health Corp.	4.125%	4/1/2040	11,935	10,189
	CVS Health Corp.	2.700%	8/21/2040	425	303
	CVS Health Corp.	5.300%	12/5/2043	12,759	11,870
	CVS Health Corp.	5.125%	7/20/2045	47,272	42,679
	CVS Health Corp.	5.050%	3/25/2048	105,872	93,322
	CVS Health Corp.	5.625%	2/21/2053	18,249	17,098
	CVS Health Corp.	5.875%	6/1/2053	20,097	19,485
	CVS Health Corp.	6.050%	6/1/2054	9,111	9,070
	CVS Health Corp.	6.200%	9/15/2055	21,470	21,790
	CVS Health Corp.	6.000%	6/1/2063	11,521	11,109
	CVS Health Corp.	6.250%	9/15/2065	8,548	8,569
	Danaher Corp.	4.375%	9/15/2045	6,064	5,290
	Danaher Corp.	2.600%	10/1/2050	7,870	4,797
	Danaher Corp.	2.800%	12/10/2051	17,032	10,711
[1]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	5,790	4,506
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	11,547	10,669
	DH Europe Finance II Sarl	2.600%	11/15/2029	13,890	13,163
	DH Europe Finance II Sarl	3.250%	11/15/2039	11,754	9,629
	DH Europe Finance II Sarl	3.400%	11/15/2049	12,002	8,629
	Dignity Health	4.500%	11/1/2042	7,005	6,071
	Dignity Health	5.267%	11/1/2064	4,571	4,096
[1]	Duke University Health System Inc.	3.920%	6/1/2047	7,657	6,158
	Edwards Lifesciences Corp.	4.300%	6/15/2028	8,634	8,688
	Elevance Health Inc.	3.650%	12/1/2027	23,220	23,112
	Elevance Health Inc.	4.101%	3/1/2028	22,990	23,022
	Elevance Health Inc.	4.000%	9/15/2028	14,139	14,117
	Elevance Health Inc.	5.150%	6/15/2029	8,550	8,813
	Elevance Health Inc.	2.875%	9/15/2029	7,277	6,932
	Elevance Health Inc.	4.750%	2/15/2030	5,015	5,113
	Elevance Health Inc.	2.250%	5/15/2030	29,981	27,519
	Elevance Health Inc.	2.550%	3/15/2031	18,923	17,276
	Elevance Health Inc.	4.950%	11/1/2031	14,404	14,713
	Elevance Health Inc.	4.100%	5/15/2032	3,662	3,561
	Elevance Health Inc.	4.600%	9/15/2032	13,200	13,171
	Elevance Health Inc.	5.500%	10/15/2032	8,015	8,433
	Elevance Health Inc.	4.750%	2/15/2033	12,378	12,423
	Elevance Health Inc.	5.375%	6/15/2034	21,763	22,481
	Elevance Health Inc.	5.950%	12/15/2034	3,655	3,902
	Elevance Health Inc.	5.200%	2/15/2035	28,970	29,574
	Elevance Health Inc.	5.000%	1/15/2036	13,367	13,291
	Elevance Health Inc.	5.850%	1/15/2036	6,317	6,702
	Elevance Health Inc.	6.375%	6/15/2037	6,840	7,432
	Elevance Health Inc.	4.625%	5/15/2042	9,370	8,412
	Elevance Health Inc.	4.650%	1/15/2043	16,171	14,477
	Elevance Health Inc.	5.100%	1/15/2044	9,055	8,523
	Elevance Health Inc.	4.650%	8/15/2044	13,455	11,843
	Elevance Health Inc.	4.375%	12/1/2047	24,001	19,915
	Elevance Health Inc.	4.550%	3/1/2048	9,988	8,485
	Elevance Health Inc.	3.700%	9/15/2049	12,700	9,332
	Elevance Health Inc.	3.125%	5/15/2050	15,535	10,151
	Elevance Health Inc.	3.600%	3/15/2051	12,128	8,636
	Elevance Health Inc.	4.550%	5/15/2052	4,170	3,445
	Elevance Health Inc.	6.100%	10/15/2052	7,180	7,390
	Elevance Health Inc.	5.125%	2/15/2053	9,495	8,563
	Elevance Health Inc.	5.650%	6/15/2054	4,255	4,132
	Elevance Health Inc.	4.850%	8/15/2054	4,325	3,674
	Elevance Health Inc.	5.700%	2/15/2055	28,935	28,205
	Elevance Health Inc.	5.700%	9/15/2055	3,726	3,652
	Elevance Health Inc.	5.850%	11/1/2064	10,700	10,489
	Eli Lilly & Co.	4.500%	2/9/2027	14,760	14,884
	Eli Lilly & Co.	4.150%	8/14/2027	8,279	8,342
81

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	4.550%	2/12/2028	13,983	14,219
	Eli Lilly & Co.	4.000%	10/15/2028	8,350	8,404
	Eli Lilly & Co.	4.500%	2/9/2029	10,321	10,515
	Eli Lilly & Co.	3.375%	3/15/2029	7,574	7,463
	Eli Lilly & Co.	4.200%	8/14/2029	14,242	14,381
	Eli Lilly & Co.	4.750%	2/12/2030	22,220	22,841
	Eli Lilly & Co.	4.250%	3/15/2031	11,779	11,869
	Eli Lilly & Co.	4.900%	2/12/2032	13,465	13,932
	Eli Lilly & Co.	4.550%	10/15/2032	12,904	13,082
	Eli Lilly & Co.	4.700%	2/27/2033	20,485	20,922
	Eli Lilly & Co.	4.700%	2/9/2034	20,591	20,860
	Eli Lilly & Co.	4.600%	8/14/2034	16,744	16,800
	Eli Lilly & Co.	4.900%	10/15/2035	11,287	11,477
	Eli Lilly & Co.	3.950%	5/15/2047	3,970	3,225
	Eli Lilly & Co.	3.950%	3/15/2049	3,973	3,194
	Eli Lilly & Co.	2.250%	5/15/2050	22,075	12,690
	Eli Lilly & Co.	4.875%	2/27/2053	16,484	15,034
	Eli Lilly & Co.	5.000%	2/9/2054	32,919	30,650
	Eli Lilly & Co.	5.050%	8/14/2054	15,706	14,704
	Eli Lilly & Co.	5.500%	2/12/2055	15,573	15,587
	Eli Lilly & Co.	5.550%	10/15/2055	8,231	8,288
	Eli Lilly & Co.	4.150%	3/15/2059	6,992	5,539
	Eli Lilly & Co.	2.500%	9/15/2060	10,552	5,741
	Eli Lilly & Co.	4.950%	2/27/2063	17,006	15,327
	Eli Lilly & Co.	5.100%	2/9/2064	32,270	29,721
	Eli Lilly & Co.	5.200%	8/14/2064	10,120	9,512
	Eli Lilly & Co.	5.650%	10/15/2065	7,738	7,796
[1]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	5,692	4,339
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	23,440	24,125
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	3,423	3,433
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	10,400	10,634
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	17,115	18,098
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	8,485	8,641
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	23,055	24,817
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	11,005	11,439
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	3,272	3,268
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	14,879	16,207
	Gilead Sciences Inc.	2.950%	3/1/2027	15,034	14,889
	Gilead Sciences Inc.	1.200%	10/1/2027	7,742	7,417
	Gilead Sciences Inc.	4.800%	11/15/2029	7,459	7,667
	Gilead Sciences Inc.	5.250%	10/15/2033	13,670	14,362
	Gilead Sciences Inc.	5.100%	6/15/2035	11,653	11,939
	Gilead Sciences Inc.	4.600%	9/1/2035	18,793	18,581
	Gilead Sciences Inc.	4.000%	9/1/2036	15,199	14,143
	Gilead Sciences Inc.	2.600%	10/1/2040	15,938	11,764
	Gilead Sciences Inc.	5.650%	12/1/2041	14,795	15,350
	Gilead Sciences Inc.	4.800%	4/1/2044	25,896	23,877
	Gilead Sciences Inc.	4.500%	2/1/2045	27,507	24,309
	Gilead Sciences Inc.	4.750%	3/1/2046	24,855	22,520
	Gilead Sciences Inc.	4.150%	3/1/2047	22,669	18,786
	Gilead Sciences Inc.	2.800%	10/1/2050	14,300	9,039
	Gilead Sciences Inc.	5.550%	10/15/2053	15,383	15,272
	Gilead Sciences Inc.	5.500%	11/15/2054	8,034	7,923
	Gilead Sciences Inc.	5.600%	11/15/2064	10,673	10,576
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	31,567	31,595
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	7,181	7,294
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	6,711	7,093
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	14,900	15,051
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	36,029	40,400
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	6,080	5,315
	GlaxoSmithKline Capital plc	4.315%	3/12/2027	7,475	7,530
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	16,857	16,529
[1]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	6,198	4,495
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	6,525	5,358
[1]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	8,592	5,479
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	3,946	3,314
[1]	Hartford HealthCare Corp.	3.447%	7/1/2054	5,588	3,968
	HCA Inc.	4.500%	2/15/2027	8,759	8,778
	HCA Inc.	3.125%	3/15/2027	13,212	13,076
	HCA Inc.	5.000%	3/1/2028	9,315	9,490
82

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HCA Inc.	5.200%	6/1/2028	13,595	13,934
	HCA Inc.	5.625%	9/1/2028	22,986	23,695
	HCA Inc.	5.875%	2/1/2029	6,148	6,405
	HCA Inc.	3.375%	3/15/2029	5,305	5,170
	HCA Inc.	4.125%	6/15/2029	30,665	30,555
	HCA Inc.	5.250%	3/1/2030	9,800	10,117
	HCA Inc.	3.500%	9/1/2030	44,085	42,399
	HCA Inc.	4.300%	11/15/2030	4,497	4,479
	HCA Inc.	5.450%	4/1/2031	17,570	18,331
	HCA Inc.	2.375%	7/15/2031	11,479	10,283
	HCA Inc.	5.500%	3/1/2032	10,100	10,525
	HCA Inc.	3.625%	3/15/2032	26,161	24,707
	HCA Inc.	4.600%	11/15/2032	6,908	6,855
	HCA Inc.	5.500%	6/1/2033	17,100	17,787
	HCA Inc.	5.600%	4/1/2034	23,790	24,811
	HCA Inc.	5.450%	9/15/2034	18,943	19,494
	HCA Inc.	5.750%	3/1/2035	20,742	21,765
	HCA Inc.	4.900%	11/15/2035	13,704	13,518
	HCA Inc.	5.125%	6/15/2039	15,443	14,901
	HCA Inc.	4.375%	3/15/2042	10,358	8,834
	HCA Inc.	5.500%	6/15/2047	26,482	25,007
	HCA Inc.	5.250%	6/15/2049	24,933	22,538
	HCA Inc.	3.500%	7/15/2051	8,805	5,972
	HCA Inc.	4.625%	3/15/2052	26,632	21,697
	HCA Inc.	5.900%	6/1/2053	16,149	15,803
	HCA Inc.	6.000%	4/1/2054	32,092	31,895
	HCA Inc.	5.950%	9/15/2054	6,930	6,845
	HCA Inc.	6.200%	3/1/2055	19,810	20,192
	HCA Inc.	5.700%	11/15/2055	9,850	9,391
	HCA Inc.	6.100%	4/1/2064	9,389	9,308
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	8,140	6,166
	Humana Inc.	1.350%	2/3/2027	11,284	10,953
	Humana Inc.	3.950%	3/15/2027	5,360	5,348
	Humana Inc.	5.750%	3/1/2028	7,553	7,787
	Humana Inc.	5.750%	12/1/2028	6,371	6,628
	Humana Inc.	3.700%	3/23/2029	597	586
	Humana Inc.	3.125%	8/15/2029	9,100	8,725
	Humana Inc.	4.875%	4/1/2030	9,809	9,942
	Humana Inc.	5.375%	4/15/2031	17,525	18,104
	Humana Inc.	2.150%	2/3/2032	14,667	12,711
	Humana Inc.	5.875%	3/1/2033	10,485	11,014
	Humana Inc.	5.950%	3/15/2034	12,754	13,386
	Humana Inc.	5.550%	5/1/2035	8,700	8,877
	Humana Inc.	4.625%	12/1/2042	12,222	10,507
	Humana Inc.	4.950%	10/1/2044	7,636	6,734
	Humana Inc.	4.800%	3/15/2047	3,518	2,981
	Humana Inc.	3.950%	8/15/2049	4,259	3,151
	Humana Inc.	5.500%	3/15/2053	11,170	10,157
	Humana Inc.	5.750%	4/15/2054	13,368	12,582
	Humana Inc.	6.000%	5/1/2055	6,553	6,373
	Illumina Inc.	5.750%	12/13/2027	7,326	7,542
	Illumina Inc.	4.750%	12/12/2030	5,950	6,008
	Illumina Inc.	2.550%	3/23/2031	7,456	6,759
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	6,810	5,434
[1]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	4,000	2,516
	Inova Health System Foundation	4.068%	5/15/2052	6,248	4,967
[1]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	8,165	5,900
[1]	Iowa Health System	3.665%	2/15/2050	8,445	6,277
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	11,129	8,864
	Johnson & Johnson	4.500%	3/1/2027	7,674	7,753
	Johnson & Johnson	2.950%	3/3/2027	25,245	25,068
	Johnson & Johnson	0.950%	9/1/2027	9,759	9,348
	Johnson & Johnson	2.900%	1/15/2028	50,520	49,852
	Johnson & Johnson	4.800%	6/1/2029	6,419	6,624
	Johnson & Johnson	6.950%	9/1/2029	2,255	2,498
	Johnson & Johnson	4.700%	3/1/2030	19,340	19,927
	Johnson & Johnson	1.300%	9/1/2030	23,567	21,008
	Johnson & Johnson	4.900%	6/1/2031	9,003	9,395
	Johnson & Johnson	4.850%	3/1/2032	15,883	16,486
	Johnson & Johnson	4.950%	5/15/2033	5,501	5,796
83

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	4.375%	12/5/2033	7,264	7,363
	Johnson & Johnson	4.950%	6/1/2034	2,751	2,885
	Johnson & Johnson	5.000%	3/1/2035	25,808	26,873
	Johnson & Johnson	3.550%	3/1/2036	16,928	15,580
	Johnson & Johnson	3.625%	3/3/2037	14,796	13,443
	Johnson & Johnson	5.950%	8/15/2037	11,293	12,563
	Johnson & Johnson	3.400%	1/15/2038	11,872	10,433
	Johnson & Johnson	2.100%	9/1/2040	34,442	24,338
	Johnson & Johnson	4.500%	9/1/2040	8,132	7,878
	Johnson & Johnson	4.850%	5/15/2041	1,826	1,809
	Johnson & Johnson	4.500%	12/5/2043	17,919	16,594
	Johnson & Johnson	3.700%	3/1/2046	27,421	22,206
	Johnson & Johnson	3.750%	3/3/2047	13,810	11,127
	Johnson & Johnson	3.500%	1/15/2048	11,362	8,749
	Johnson & Johnson	2.250%	9/1/2050	4,604	2,711
	Johnson & Johnson	5.250%	6/1/2054	7,953	7,954
	Johnson & Johnson	2.450%	9/1/2060	5,700	3,136
	Kaiser Foundation Hospitals	3.150%	5/1/2027	12,577	12,474
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	35,293	26,218
	Kaiser Foundation Hospitals	4.875%	4/1/2042	9,649	9,101
	Kaiser Foundation Hospitals	4.150%	5/1/2047	8,001	6,655
[1]	Kaiser Foundation Hospitals	3.266%	11/1/2049	24,830	17,307
[1]	Kaiser Foundation Hospitals	3.002%	6/1/2051	17,593	11,475
	Koninklijke Philips NV	6.875%	3/11/2038	4,560	5,124
	Koninklijke Philips NV	5.000%	3/15/2042	11,159	10,275
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	4,498	4,479
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	10,515	10,017
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	4,880	4,884
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	5,786	5,307
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	7,630	7,620
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	10,386	10,291
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	16,980	15,093
[1]	Mass General Brigham Inc.	3.765%	7/1/2048	4,572	3,527
[1]	Mass General Brigham Inc.	3.192%	7/1/2049	11,070	7,598
[1]	Mass General Brigham Inc.	4.117%	7/1/2055	2,920	2,373
[1]	Mass General Brigham Inc.	3.342%	7/1/2060	13,450	8,798
[1]	Mayo Clinic	3.774%	11/15/2043	6,741	5,519
[1]	Mayo Clinic	4.000%	11/15/2047	3,675	2,932
[1]	Mayo Clinic	4.128%	11/15/2052	7,665	6,123
[1]	Mayo Clinic	3.196%	11/15/2061	14,579	9,325
	McKesson Corp.	3.950%	2/16/2028	4,166	4,163
	McKesson Corp.	4.250%	9/15/2029	5,879	5,909
	McKesson Corp.	4.650%	5/30/2030	14,100	14,344
	McKesson Corp.	4.950%	5/30/2032	13,125	13,480
	McKesson Corp.	5.100%	7/15/2033	6,875	7,103
	McKesson Corp.	5.250%	5/30/2035	9,572	9,882
[1]	McLaren Health Care Corp.	4.386%	5/15/2048	5,555	4,671
[1]	MedStar Health Inc.	3.626%	8/15/2049	6,888	5,053
	Medtronic Inc.	4.375%	3/15/2035	44,476	43,673
	Medtronic Inc.	4.625%	3/15/2045	16,790	15,356
	Memorial Health Services	3.447%	11/1/2049	7,300	5,193
[1]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	7,417	4,848
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	9,861	7,918
[1]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	7,687	6,211
	Merck & Co. Inc.	1.700%	6/10/2027	30,488	29,688
	Merck & Co. Inc.	3.850%	9/15/2027	12,395	12,439
	Merck & Co. Inc.	4.050%	5/17/2028	7,590	7,642
	Merck & Co. Inc.	1.900%	12/10/2028	5,470	5,186
	Merck & Co. Inc.	3.400%	3/7/2029	27,961	27,528
	Merck & Co. Inc.	3.850%	3/15/2029	9,714	9,714
	Merck & Co. Inc.	4.300%	5/17/2030	8,383	8,471
	Merck & Co. Inc.	1.450%	6/24/2030	14,621	13,085
	Merck & Co. Inc.	4.150%	9/15/2030	18,300	18,351
	Merck & Co. Inc.	4.150%	3/15/2031	13,996	13,951
	Merck & Co. Inc.	2.150%	12/10/2031	28,998	25,808
	Merck & Co. Inc.	4.550%	9/15/2032	13,798	13,952
	Merck & Co. Inc.	4.450%	12/4/2032	5,645	5,654
	Merck & Co. Inc.	4.500%	5/17/2033	9,413	9,505
	Merck & Co. Inc.	6.500%	12/1/2033	13,591	15,366
	Merck & Co. Inc.	4.950%	9/15/2035	27,300	27,722
84

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	4.750%	12/4/2035	7,745	7,726
	Merck & Co. Inc.	3.900%	3/7/2039	12,305	10,999
	Merck & Co. Inc.	2.350%	6/24/2040	9,222	6,651
	Merck & Co. Inc.	3.600%	9/15/2042	9,004	7,296
	Merck & Co. Inc.	4.150%	5/18/2043	11,401	9,796
	Merck & Co. Inc.	4.900%	5/17/2044	12,134	11,403
	Merck & Co. Inc.	3.700%	2/10/2045	28,542	22,682
	Merck & Co. Inc.	5.500%	3/15/2046	7,285	7,266
	Merck & Co. Inc.	4.000%	3/7/2049	17,751	14,201
	Merck & Co. Inc.	2.450%	6/24/2050	9,525	5,586
	Merck & Co. Inc.	2.750%	12/10/2051	29,669	18,368
	Merck & Co. Inc.	5.000%	5/17/2053	17,551	16,116
	Merck & Co. Inc.	5.700%	9/15/2055	27,905	28,167
	Merck & Co. Inc.	5.550%	12/4/2055	7,174	7,080
	Merck & Co. Inc.	2.900%	12/10/2061	28,519	16,560
	Merck & Co. Inc.	5.150%	5/17/2063	6,069	5,571
	Merck & Co. Inc.	5.700%	12/4/2065	9,019	8,920
[1]	Methodist Hospital	2.705%	12/1/2050	42,319	26,059
[1]	Montefiore Obligated Group	5.246%	11/1/2048	9,990	8,280
[1]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	4,750	3,546
	Mylan Inc.	4.550%	4/15/2028	9,834	9,843
	Mylan Inc.	5.400%	11/29/2043	5,387	4,631
	Mylan Inc.	5.200%	4/15/2048	2,675	2,173
[1]	MyMichigan Health	3.409%	6/1/2050	6,870	4,773
	New York & Presbyterian Hospital	2.256%	8/1/2040	5,210	3,632
	New York & Presbyterian Hospital	4.024%	8/1/2045	12,352	10,202
	New York & Presbyterian Hospital	4.063%	8/1/2056	10,910	8,497
	New York & Presbyterian Hospital	2.606%	8/1/2060	3,937	2,174
[1]	New York & Presbyterian Hospital	3.954%	8/1/2119	6,352	4,350
	Northwell Healthcare Inc.	3.979%	11/1/2046	8,715	6,835
	Northwell Healthcare Inc.	4.260%	11/1/2047	11,775	9,660
	Northwell Healthcare Inc.	3.809%	11/1/2049	6,944	5,122
[1]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	8,235	5,090
	Novant Health Inc.	2.637%	11/1/2036	5,200	4,145
	Novant Health Inc.	3.168%	11/1/2051	11,475	7,585
	Novant Health Inc.	3.318%	11/1/2061	8,915	5,690
	Novartis Capital Corp.	2.000%	2/14/2027	15,935	15,649
	Novartis Capital Corp.	3.100%	5/17/2027	23,830	23,652
	Novartis Capital Corp.	3.900%	11/5/2028	6,117	6,136
	Novartis Capital Corp.	3.800%	9/18/2029	17,574	17,489
	Novartis Capital Corp.	2.200%	8/14/2030	33,457	30,942
	Novartis Capital Corp.	4.100%	11/5/2030	18,470	18,455
	Novartis Capital Corp.	4.000%	9/18/2031	4,464	4,441
	Novartis Capital Corp.	4.300%	11/5/2032	16,476	16,396
	Novartis Capital Corp.	4.200%	9/18/2034	12,505	12,225
	Novartis Capital Corp.	4.600%	11/5/2035	15,600	15,458
	Novartis Capital Corp.	3.700%	9/21/2042	10,366	8,607
	Novartis Capital Corp.	4.400%	5/6/2044	20,411	18,183
	Novartis Capital Corp.	5.200%	11/5/2045	10,565	10,304
	Novartis Capital Corp.	4.000%	11/20/2045	21,611	18,060
	Novartis Capital Corp.	2.750%	8/14/2050	10,033	6,418
	Novartis Capital Corp.	4.700%	9/18/2054	8,984	7,994
	Novartis Capital Corp.	5.300%	11/5/2055	16,900	16,350
[1]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	4,705	2,871
[1]	NYU Langone Hospitals	5.750%	7/1/2043	5,380	5,503
	NYU Langone Hospitals	4.784%	7/1/2044	4,296	3,909
[1]	NYU Langone Hospitals	4.368%	7/1/2047	10,101	8,820
[1]	NYU Langone Hospitals	3.380%	7/1/2055	7,890	5,391
[1]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	5,679	4,862
	OhioHealth Corp.	2.297%	11/15/2031	5,500	4,939
	OhioHealth Corp.	2.834%	11/15/2041	5,000	3,695
[1]	OhioHealth Corp.	3.042%	11/15/2050	6,585	4,516
	Orlando Health Obligated Group	5.475%	10/1/2035	6,490	6,767
	Orlando Health Obligated Group	4.089%	10/1/2048	4,010	3,240
	Orlando Health Obligated Group	3.327%	10/1/2050	6,924	4,964
	PeaceHealth Obligated Group	4.335%	11/15/2028	2,560	2,572
	PeaceHealth Obligated Group	4.855%	11/15/2032	2,877	2,902
[1]	PeaceHealth Obligated Group	4.787%	11/15/2048	6,790	5,844
[1]	PeaceHealth Obligated Group	3.218%	11/15/2050	5,825	3,819
85

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	3.000%	12/15/2026	19,586	19,453
	Pfizer Inc.	3.875%	11/15/2027	3,400	3,412
	Pfizer Inc.	3.600%	9/15/2028	640	639
	Pfizer Inc.	3.450%	3/15/2029	40,074	39,604
	Pfizer Inc.	2.625%	4/1/2030	23,145	21,840
	Pfizer Inc.	1.700%	5/28/2030	17,822	16,130
	Pfizer Inc.	4.200%	11/15/2030	13,242	13,298
	Pfizer Inc.	1.750%	8/18/2031	13,615	12,023
	Pfizer Inc.	4.500%	11/15/2032	16,600	16,632
	Pfizer Inc.	4.875%	11/15/2035	17,185	17,246
	Pfizer Inc.	4.000%	12/15/2036	8,735	8,194
	Pfizer Inc.	4.100%	9/15/2038	16,718	15,323
	Pfizer Inc.	3.900%	3/15/2039	25,057	22,119
	Pfizer Inc.	7.200%	3/15/2039	20,909	24,949
	Pfizer Inc.	2.550%	5/28/2040	15,264	11,205
	Pfizer Inc.	4.300%	6/15/2043	10,481	9,131
	Pfizer Inc.	4.400%	5/15/2044	10,784	9,592
	Pfizer Inc.	4.125%	12/15/2046	21,219	17,489
	Pfizer Inc.	4.200%	9/15/2048	15,123	12,451
	Pfizer Inc.	4.000%	3/15/2049	14,507	11,584
	Pfizer Inc.	2.700%	5/28/2050	16,686	10,420
	Pfizer Inc.	5.600%	11/15/2055	7,125	7,055
	Pfizer Inc.	5.700%	11/15/2065	6,625	6,519
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	61,213	62,021
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	41,478	42,316
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	67,401	68,146
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	36,042	34,635
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	73,381	69,432
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	59,914	55,538
	Pharmacia LLC	6.600%	12/1/2028	14,462	15,526
[1]	Piedmont Healthcare Inc.	2.044%	1/1/2032	6,024	5,216
[1]	Piedmont Healthcare Inc.	2.719%	1/1/2042	4,320	3,064
	Piedmont Healthcare Inc.	2.864%	1/1/2052	6,640	4,176
	Presbyterian Healthcare Services	4.875%	8/1/2052	6,050	5,360
[1]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	19,729	18,545
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	8,106	8,383
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	9,655	9,947
[1]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	6,837	5,188
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	7,940	6,154
	Quest Diagnostics Inc.	4.200%	6/30/2029	11,164	11,199
	Quest Diagnostics Inc.	4.625%	12/15/2029	4,215	4,285
	Quest Diagnostics Inc.	2.950%	6/30/2030	17,367	16,426
	Quest Diagnostics Inc.	2.800%	6/30/2031	6,002	5,532
	Quest Diagnostics Inc.	5.000%	12/15/2034	13,195	13,348
	Quest Diagnostics Inc.	4.700%	3/30/2045	4,064	3,646
[1]	Rady Children's Hospital-San Diego	3.154%	8/15/2051	3,950	2,645
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	16,411	14,629
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	12,943	7,915
	Revvity Inc.	1.900%	9/15/2028	8,904	8,375
	Revvity Inc.	3.300%	9/15/2029	14,015	13,502
	Revvity Inc.	2.550%	3/15/2031	7,430	6,713
	Revvity Inc.	2.250%	9/15/2031	9,285	8,174
	Revvity Inc.	3.625%	3/15/2051	5,320	3,780
	Royalty Pharma plc	1.750%	9/2/2027	17,297	16,660
	Royalty Pharma plc	5.150%	9/2/2029	3,076	3,160
	Royalty Pharma plc	2.200%	9/2/2030	18,600	16,866
	Royalty Pharma plc	4.450%	3/25/2031	13,900	13,856
	Royalty Pharma plc	2.150%	9/2/2031	5,250	4,619
	Royalty Pharma plc	5.400%	9/2/2034	8,469	8,674
	Royalty Pharma plc	3.300%	9/2/2040	11,502	8,891
	Royalty Pharma plc	3.550%	9/2/2050	15,762	10,875
	Royalty Pharma plc	3.350%	9/2/2051	9,255	6,116
[1]	Rush System for Health Obligated Group	3.922%	11/15/2029	4,665	4,624
	Sanofi SA	3.750%	11/3/2027	11,376	11,392
	Sanofi SA	3.625%	6/19/2028	14,245	14,218
	Sanofi SA	3.800%	11/3/2028	16,547	16,560
	Sanofi SA	4.200%	11/3/2032	10,425	10,406
[1]	Seattle Children's Hospital	2.719%	10/1/2050	8,468	5,226
[1]	Sentara Health	2.927%	11/1/2051	380	243
[1]	Sharp HealthCare	2.680%	8/1/2050	4,205	2,582
86

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Smith & Nephew plc	5.150%	3/20/2027	4,223	4,271
	Smith & Nephew plc	2.032%	10/14/2030	12,681	11,399
	Smith & Nephew plc	5.400%	3/20/2034	10,945	11,301
	Solventum Corp.	5.450%	2/25/2027	3,212	3,258
	Solventum Corp.	5.400%	3/1/2029	5,078	5,261
	Solventum Corp.	5.450%	3/13/2031	22,890	23,873
	Solventum Corp.	5.600%	3/23/2034	20,314	21,146
	Solventum Corp.	5.900%	4/30/2054	5,227	5,254
[1]	SSM Health Care Corp.	3.823%	6/1/2027	6,014	6,014
	SSM Health Care Corp.	4.894%	6/1/2028	7,200	7,318
[1]	Stanford Health Care	3.310%	8/15/2030	2,083	2,014
[1]	Stanford Health Care	3.795%	11/15/2048	16,663	12,926
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	8,423	7,768
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	10,648	7,881
	Stryker Corp.	4.550%	2/10/2027	9,915	9,983
	Stryker Corp.	4.700%	2/10/2028	9,800	9,938
	Stryker Corp.	3.650%	3/7/2028	9,957	9,899
	Stryker Corp.	4.250%	9/11/2029	10,965	11,020
	Stryker Corp.	4.850%	2/10/2030	7,300	7,489
	Stryker Corp.	1.950%	6/15/2030	8,645	7,849
	Stryker Corp.	4.625%	9/11/2034	8,324	8,277
	Stryker Corp.	5.200%	2/10/2035	13,422	13,791
	Stryker Corp.	4.100%	4/1/2043	5,688	4,822
	Stryker Corp.	4.375%	5/15/2044	8,215	7,108
	Stryker Corp.	4.625%	3/15/2046	11,365	10,143
	Stryker Corp.	2.900%	6/15/2050	3,420	2,241
[1]	Sutter Health	3.695%	8/15/2028	5,075	5,037
[1]	Sutter Health	2.294%	8/15/2030	9,377	8,625
[1]	Sutter Health	5.213%	8/15/2032	991	1,027
	Sutter Health	5.164%	8/15/2033	7,466	7,680
[1]	Sutter Health	3.161%	8/15/2040	8,880	7,011
[1]	Sutter Health	4.091%	8/15/2048	7,255	5,892
[1]	Sutter Health	3.361%	8/15/2050	13,001	9,112
	Sutter Health	5.547%	8/15/2053	2,250	2,228
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	30,216	30,914
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	29,737	27,172
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	9,900	10,214
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	19,193	14,682
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	9,400	9,455
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	40,649	27,103
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	12,819	8,174
	Takeda US Financing Inc.	5.200%	7/7/2035	17,300	17,610
	Texas Health Resources	2.328%	11/15/2050	5,154	2,949
[1]	Texas Health Resources	4.330%	11/15/2055	3,906	3,265
	Thermo Fisher Scientific Inc.	5.000%	12/5/2026	10,955	11,062
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	8,191	7,732
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	9,343	9,619
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	13,971	13,282
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	12,204	12,646
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	4,450	4,448
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	27,390	24,435
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	4,976	4,987
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	14,629	15,174
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	5,850	5,866
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	8,650	8,595
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	27,910	20,635
	Thermo Fisher Scientific Inc.	5.404%	8/10/2043	6,239	6,268
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	6,228	6,128
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	8,245	6,846
	Toledo Hospital	5.750%	11/15/2038	10,724	10,850
[1]	Trinity Health Corp.	2.632%	12/1/2040	4,185	3,069
	Trinity Health Corp.	4.125%	12/1/2045	8,535	7,122
[1]	Trinity Health Corp.	3.434%	12/1/2048	5,817	4,364
	UnitedHealth Group Inc.	3.450%	1/15/2027	13,878	13,819
	UnitedHealth Group Inc.	3.375%	4/15/2027	41,504	41,269
	UnitedHealth Group Inc.	4.600%	4/15/2027	7,289	7,352
	UnitedHealth Group Inc.	3.700%	5/15/2027	11,845	11,828
	UnitedHealth Group Inc.	2.950%	10/15/2027	10,036	9,895
	UnitedHealth Group Inc.	5.250%	2/15/2028	13,378	13,751
	UnitedHealth Group Inc.	3.850%	6/15/2028	7,783	7,768
87

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.400%	6/15/2028	2,700	2,730
	UnitedHealth Group Inc.	3.875%	12/15/2028	5,636	5,632
	UnitedHealth Group Inc.	4.250%	1/15/2029	12,128	12,208
	UnitedHealth Group Inc.	4.700%	4/15/2029	6,459	6,586
	UnitedHealth Group Inc.	4.000%	5/15/2029	7,815	7,807
	UnitedHealth Group Inc.	2.875%	8/15/2029	22,897	21,980
	UnitedHealth Group Inc.	4.800%	1/15/2030	16,130	16,521
	UnitedHealth Group Inc.	5.300%	2/15/2030	21,174	22,080
	UnitedHealth Group Inc.	2.000%	5/15/2030	24,482	22,327
	UnitedHealth Group Inc.	4.650%	1/15/2031	7,073	7,220
	UnitedHealth Group Inc.	4.900%	4/15/2031	9,829	10,087
	UnitedHealth Group Inc.	2.300%	5/15/2031	28,015	25,272
	UnitedHealth Group Inc.	4.950%	1/15/2032	20,719	21,242
	UnitedHealth Group Inc.	5.350%	2/15/2033	38,345	39,951
	UnitedHealth Group Inc.	4.500%	4/15/2033	17,280	17,150
	UnitedHealth Group Inc.	5.000%	4/15/2034	17,205	17,477
	UnitedHealth Group Inc.	5.150%	7/15/2034	28,491	29,187
	UnitedHealth Group Inc.	5.300%	6/15/2035	13,849	14,334
	UnitedHealth Group Inc.	4.625%	7/15/2035	24,434	24,085
	UnitedHealth Group Inc.	5.800%	3/15/2036	10,473	11,167
	UnitedHealth Group Inc.	6.500%	6/15/2037	7,392	8,267
	UnitedHealth Group Inc.	6.625%	11/15/2037	11,074	12,473
	UnitedHealth Group Inc.	6.875%	2/15/2038	15,213	17,580
	UnitedHealth Group Inc.	3.500%	8/15/2039	17,034	14,180
	UnitedHealth Group Inc.	2.750%	5/15/2040	12,971	9,696
	UnitedHealth Group Inc.	5.700%	10/15/2040	5,763	5,975
	UnitedHealth Group Inc.	5.950%	2/15/2041	3,435	3,612
	UnitedHealth Group Inc.	3.050%	5/15/2041	16,009	12,119
	UnitedHealth Group Inc.	4.625%	11/15/2041	12,206	11,172
	UnitedHealth Group Inc.	4.375%	3/15/2042	5,706	5,014
	UnitedHealth Group Inc.	3.950%	10/15/2042	13,597	11,244
	UnitedHealth Group Inc.	4.250%	3/15/2043	11,291	9,682
	UnitedHealth Group Inc.	5.500%	7/15/2044	13,326	13,209
	UnitedHealth Group Inc.	4.750%	7/15/2045	16,980	15,259
	UnitedHealth Group Inc.	4.200%	1/15/2047	20,555	16,826
	UnitedHealth Group Inc.	4.250%	4/15/2047	16,395	13,501
	UnitedHealth Group Inc.	3.750%	10/15/2047	6,646	5,067
	UnitedHealth Group Inc.	4.250%	6/15/2048	23,326	19,053
	UnitedHealth Group Inc.	4.450%	12/15/2048	7,502	6,298
	UnitedHealth Group Inc.	3.700%	8/15/2049	18,919	14,018
	UnitedHealth Group Inc.	2.900%	5/15/2050	17,841	11,380
	UnitedHealth Group Inc.	3.250%	5/15/2051	23,017	15,535
	UnitedHealth Group Inc.	5.875%	2/15/2053	34,907	35,194
	UnitedHealth Group Inc.	5.050%	4/15/2053	28,014	25,287
	UnitedHealth Group Inc.	5.375%	4/15/2054	23,729	22,386
	UnitedHealth Group Inc.	5.625%	7/15/2054	36,156	35,448
	UnitedHealth Group Inc.	5.950%	6/15/2055	10,438	10,722
	UnitedHealth Group Inc.	3.875%	8/15/2059	11,780	8,446
	UnitedHealth Group Inc.	3.125%	5/15/2060	16,062	9,698
	UnitedHealth Group Inc.	6.050%	2/15/2063	31,955	32,624
	UnitedHealth Group Inc.	5.200%	4/15/2063	21,643	19,368
	UnitedHealth Group Inc.	5.500%	4/15/2064	15,569	14,622
	UnitedHealth Group Inc.	5.750%	7/15/2064	26,525	25,873
[6]	Universal Health Services Inc.	1.650%	9/1/2026	1	—
	Universal Health Services Inc.	4.625%	10/15/2029	7,930	7,963
	Universal Health Services Inc.	2.650%	10/15/2030	12,098	11,026
	Universal Health Services Inc.	5.050%	10/15/2034	7,870	7,721
	UPMC	5.035%	5/15/2033	8,726	8,896
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	8,484	6,970
	Viatris Inc.	2.300%	6/22/2027	8,014	7,783
	Viatris Inc.	2.700%	6/22/2030	16,372	14,956
	Viatris Inc.	3.850%	6/22/2040	13,926	10,676
	Viatris Inc.	4.000%	6/22/2050	18,888	12,566
[1]	WakeMed	3.286%	10/1/2052	3,730	2,559
[1]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	4,821	3,029
[1]	Willis-Knighton Medical Center	4.813%	9/1/2048	4,201	3,690
[1]	Willis-Knighton Medical Center	3.065%	3/1/2051	8,870	5,561
	Wyeth LLC	6.500%	2/1/2034	12,156	13,640
	Wyeth LLC	6.000%	2/15/2036	10,237	11,085
	Wyeth LLC	5.950%	4/1/2037	16,873	18,148
88

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	5,420	3,182
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	5,535	5,721
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	7,245	7,478
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	18,932	17,117
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	5,580	5,689
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	4,733	4,909
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	2,425	2,509
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	4,533	3,948
	Zoetis Inc.	3.000%	9/12/2027	16,847	16,619
	Zoetis Inc.	4.150%	8/17/2028	10,981	11,042
	Zoetis Inc.	3.900%	8/20/2028	10,670	10,666
	Zoetis Inc.	2.000%	5/15/2030	5,935	5,428
	Zoetis Inc.	5.600%	11/16/2032	11,760	12,491
	Zoetis Inc.	5.000%	8/17/2035	8,105	8,194
	Zoetis Inc.	4.700%	2/1/2043	9,813	8,996
	Zoetis Inc.	3.950%	9/12/2047	7,928	6,333
	Zoetis Inc.	4.450%	8/20/2048	12,216	10,443
	Zoetis Inc.	3.000%	5/15/2050	4,794	3,180
					11,001,156
Industrials (1.8%)
	3M Co.	2.875%	10/15/2027	8,393	8,252
[1]	3M Co.	3.625%	9/14/2028	1,655	1,643
[1]	3M Co.	3.375%	3/1/2029	15,665	15,352
	3M Co.	2.375%	8/26/2029	20,811	19,623
	3M Co.	4.800%	3/15/2030	13,175	13,473
	3M Co.	3.050%	4/15/2030	7,802	7,454
	3M Co.	5.150%	3/15/2035	7,319	7,481
[1]	3M Co.	5.700%	3/15/2037	1,918	2,022
[1]	3M Co.	3.125%	9/19/2046	13,550	9,373
[1]	3M Co.	3.625%	10/15/2047	10,642	7,910
[1]	3M Co.	4.000%	9/14/2048	8,895	7,007
	3M Co.	3.250%	8/26/2049	25,377	17,445
	3M Co.	3.700%	4/15/2050	1,524	1,120
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	7,941	7,137
	AGCO Corp.	5.450%	3/21/2027	2,350	2,381
	AGCO Corp.	5.800%	3/21/2034	9,450	9,884
	Allegion plc	3.500%	10/1/2029	5,124	4,994
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	7,154	7,089
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	7,000	7,285
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	4,355	4,547
[1]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/2027	232	229
[1]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	16,883	15,406
[1]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	8,313	8,246
[1]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	1,442	1,428
[1]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	1,758	1,739
[1]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	7,885	7,709
[1]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	4,911	4,746
[1]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/2029	4,608	4,525
[1]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/2029	4,680	4,541
[1]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	6,332	5,985
	Amphenol Corp.	5.050%	4/5/2027	9,575	9,708
	Amphenol Corp.	3.800%	11/15/2027	8,225	8,219
	Amphenol Corp.	4.375%	6/12/2028	8,100	8,178
	Amphenol Corp.	3.900%	11/15/2028	6,583	6,575
	Amphenol Corp.	5.050%	4/5/2029	10,235	10,535
	Amphenol Corp.	4.350%	6/1/2029	8,783	8,871
	Amphenol Corp.	2.800%	2/15/2030	15,738	14,943
	Amphenol Corp.	4.125%	11/15/2030	12,443	12,377
	Amphenol Corp.	2.200%	9/15/2031	10,190	9,099
	Amphenol Corp.	4.400%	2/15/2033	17,144	16,960
	Amphenol Corp.	5.250%	4/5/2034	7,780	8,086
	Amphenol Corp.	5.000%	1/15/2035	13,505	13,751
	Amphenol Corp.	4.625%	2/15/2036	26,800	26,265
	Amphenol Corp.	5.375%	11/15/2054	4,954	4,805
	Amphenol Corp.	5.300%	11/15/2055	29,325	28,003
	Boeing Co.	2.700%	2/1/2027	18,720	18,450
	Boeing Co.	5.040%	5/1/2027	27,364	27,644
	Boeing Co.	6.259%	5/1/2027	13,370	13,721
	Boeing Co.	3.250%	2/1/2028	21,264	20,906
89

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	3.250%	3/1/2028	7,017	6,886
Boeing Co.	3.200%	3/1/2029	15,518	15,044
Boeing Co.	6.298%	5/1/2029	16,099	17,099
Boeing Co.	2.950%	2/1/2030	11,085	10,504
Boeing Co.	5.150%	5/1/2030	93,235	95,795
Boeing Co.	3.625%	2/1/2031	14,020	13,470
Boeing Co.	6.388%	5/1/2031	36,739	39,855
Boeing Co.	6.125%	2/15/2033	12,846	13,880
Boeing Co.	3.600%	5/1/2034	18,092	16,442
Boeing Co.	6.528%	5/1/2034	32,648	36,109
Boeing Co.	3.250%	2/1/2035	14,645	12,819
Boeing Co.	6.625%	2/15/2038	8,439	9,392
Boeing Co.	3.500%	3/1/2039	8,682	7,079
Boeing Co.	6.875%	3/15/2039	15,306	17,206
Boeing Co.	5.875%	2/15/2040	11,047	11,378
Boeing Co.	5.705%	5/1/2040	21,950	22,412
Boeing Co.	3.850%	11/1/2048	7,198	5,294
Boeing Co.	3.900%	5/1/2049	15,993	11,891
Boeing Co.	3.750%	2/1/2050	21,587	15,690
Boeing Co.	5.805%	5/1/2050	115,959	114,060
Boeing Co.	6.858%	5/1/2054	17,951	20,117
Boeing Co.	3.825%	3/1/2059	9,785	6,810
Boeing Co.	5.930%	5/1/2060	33,961	33,262
Boeing Co.	7.008%	5/1/2064	32,565	36,843
Burlington Northern Santa Fe LLC	3.250%	6/15/2027	7,131	7,085
Burlington Northern Santa Fe LLC	6.200%	8/15/2036	4,617	5,159
Burlington Northern Santa Fe LLC	6.150%	5/1/2037	8,126	9,020
Burlington Northern Santa Fe LLC	5.750%	5/1/2040	11,667	12,338
Burlington Northern Santa Fe LLC	5.050%	3/1/2041	10,914	10,698
Burlington Northern Santa Fe LLC	5.400%	6/1/2041	18,791	19,038
Burlington Northern Santa Fe LLC	4.950%	9/15/2041	8,877	8,570
Burlington Northern Santa Fe LLC	4.400%	3/15/2042	12,044	10,767
Burlington Northern Santa Fe LLC	4.375%	9/1/2042	9,232	8,194
Burlington Northern Santa Fe LLC	4.450%	3/15/2043	18,081	16,082
Burlington Northern Santa Fe LLC	5.150%	9/1/2043	7,961	7,712
Burlington Northern Santa Fe LLC	4.900%	4/1/2044	18,474	17,374
Burlington Northern Santa Fe LLC	4.550%	9/1/2044	10,245	9,097
Burlington Northern Santa Fe LLC	4.150%	4/1/2045	17,982	15,086
Burlington Northern Santa Fe LLC	4.700%	9/1/2045	11,475	10,356
Burlington Northern Santa Fe LLC	3.900%	8/1/2046	16,994	13,572
Burlington Northern Santa Fe LLC	4.125%	6/15/2047	16,416	13,493
Burlington Northern Santa Fe LLC	4.050%	6/15/2048	7,347	5,935
Burlington Northern Santa Fe LLC	4.150%	12/15/2048	13,265	10,852
Burlington Northern Santa Fe LLC	3.550%	2/15/2050	17,920	13,115
Burlington Northern Santa Fe LLC	3.050%	2/15/2051	10,467	6,900
Burlington Northern Santa Fe LLC	3.300%	9/15/2051	11,919	8,222
Burlington Northern Santa Fe LLC	2.875%	6/15/2052	10,512	6,608
Burlington Northern Santa Fe LLC	4.450%	1/15/2053	8,706	7,340
Burlington Northern Santa Fe LLC	5.200%	4/15/2054	28,693	26,984
Burlington Northern Santa Fe LLC	5.500%	3/15/2055	33,260	32,674
Burlington Northern Santa Fe LLC	5.550%	3/15/2056	5,882	5,799
Burlington Northern Santa Fe LLC	5.800%	3/15/2056	12,232	12,488
Canadian National Railway Co.	6.900%	7/15/2028	2,365	2,539
Canadian National Railway Co.	4.200%	3/12/2031	7,325	7,306
Canadian National Railway Co.	3.850%	8/5/2032	3,016	2,928
Canadian National Railway Co.	6.250%	8/1/2034	5,178	5,714
Canadian National Railway Co.	4.750%	11/12/2035	5,938	5,932
Canadian National Railway Co.	6.200%	6/1/2036	6,883	7,626
Canadian National Railway Co.	6.375%	11/15/2037	4,893	5,483
Canadian National Railway Co.	3.200%	8/2/2046	7,881	5,697
Canadian National Railway Co.	3.650%	2/3/2048	7,044	5,370
Canadian National Railway Co.	2.450%	5/1/2050	5,734	3,400
Canadian National Railway Co.	6.125%	11/1/2053	975	1,043
Canadian Pacific Railway Co.	1.750%	12/2/2026	9,069	8,893
Canadian Pacific Railway Co.	4.000%	6/1/2028	6,235	6,240
Canadian Pacific Railway Co.	2.875%	11/15/2029	8,754	8,370
Canadian Pacific Railway Co.	2.050%	3/5/2030	7,686	7,061
Canadian Pacific Railway Co.	4.800%	3/30/2030	4,026	4,118
Canadian Pacific Railway Co.	7.125%	10/15/2031	6,496	7,366
Canadian Pacific Railway Co.	2.450%	12/2/2031	20,228	18,205
90

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Pacific Railway Co.	5.200%	3/30/2035	3,851	3,963
	Canadian Pacific Railway Co.	4.800%	9/15/2035	4,758	4,724
	Canadian Pacific Railway Co.	5.950%	5/15/2037	13,719	14,791
	Canadian Pacific Railway Co.	3.000%	12/2/2041	13,338	9,963
	Canadian Pacific Railway Co.	4.300%	5/15/2043	8,640	7,481
	Canadian Pacific Railway Co.	4.800%	8/1/2045	6,653	6,117
	Canadian Pacific Railway Co.	4.950%	8/15/2045	5,046	4,687
	Canadian Pacific Railway Co.	4.700%	5/1/2048	7,671	6,758
	Canadian Pacific Railway Co.	3.500%	5/1/2050	11,651	8,394
	Canadian Pacific Railway Co.	3.100%	12/2/2051	33,841	22,463
	Canadian Pacific Railway Co.	6.125%	9/15/2115	7,799	7,794
	Carrier Global Corp.	2.493%	2/15/2027	15,216	14,968
	Carrier Global Corp.	2.722%	2/15/2030	34,825	32,801
	Carrier Global Corp.	5.900%	3/15/2034	13,867	14,878
	Carrier Global Corp.	3.377%	4/5/2040	29,617	23,910
	Carrier Global Corp.	3.577%	4/5/2050	12,831	9,454
	Carrier Global Corp.	6.200%	3/15/2054	5,822	6,292
	Caterpillar Financial Services Corp.	4.500%	1/7/2027	10,520	10,598
[1]	Caterpillar Financial Services Corp.	1.700%	1/8/2027	8,201	8,038
[1]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	11,467	11,448
[1]	Caterpillar Financial Services Corp.	1.100%	9/14/2027	6,332	6,069
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	13,798	13,971
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	9,451	9,606
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	3,900	3,943
[1]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	14,615	14,707
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	4,075	4,084
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	7,830	8,046
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	7,895	8,098
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	7,045	7,279
	Caterpillar Inc.	2.600%	9/19/2029	8,022	7,650
	Caterpillar Inc.	2.600%	4/9/2030	18,599	17,594
	Caterpillar Inc.	1.900%	3/12/2031	400	360
	Caterpillar Inc.	5.200%	5/15/2035	5,170	5,365
	Caterpillar Inc.	5.300%	9/15/2035	6,874	7,210
	Caterpillar Inc.	6.050%	8/15/2036	10,626	11,800
	Caterpillar Inc.	5.200%	5/27/2041	400	403
	Caterpillar Inc.	3.803%	8/15/2042	20,432	17,147
	Caterpillar Inc.	4.300%	5/15/2044	4,993	4,373
	Caterpillar Inc.	3.250%	9/19/2049	18,213	12,954
	Caterpillar Inc.	3.250%	4/9/2050	7,612	5,414
	Caterpillar Inc.	5.500%	5/15/2055	2,050	2,066
	Caterpillar Inc.	4.750%	5/15/2064	4,326	3,803
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	12,136	12,172
	CNH Industrial Capital LLC	4.500%	10/8/2027	2,919	2,936
	CNH Industrial Capital LLC	4.750%	3/21/2028	3,480	3,520
	CNH Industrial Capital LLC	4.550%	4/10/2028	7,285	7,336
	CNH Industrial Capital LLC	5.500%	1/12/2029	8,383	8,652
	CNH Industrial Capital LLC	5.100%	4/20/2029	15,283	15,619
	CNH Industrial Capital LLC	4.500%	10/16/2030	10,950	10,955
[1]	CNH Industrial NV	3.850%	11/15/2027	9,293	9,258
	CSX Corp.	3.250%	6/1/2027	17,325	17,182
	CSX Corp.	3.800%	3/1/2028	7,932	7,922
	CSX Corp.	4.250%	3/15/2029	23,742	23,934
	CSX Corp.	2.400%	2/15/2030	14,515	13,580
	CSX Corp.	4.100%	11/15/2032	14,163	13,893
	CSX Corp.	5.200%	11/15/2033	4,450	4,632
	CSX Corp.	5.050%	6/15/2035	12,846	13,068
	CSX Corp.	6.000%	10/1/2036	9,208	9,991
	CSX Corp.	6.150%	5/1/2037	9,157	10,051
	CSX Corp.	6.220%	4/30/2040	8,984	9,860
	CSX Corp.	5.500%	4/15/2041	5,872	5,991
	CSX Corp.	4.750%	5/30/2042	5,290	4,883
	CSX Corp.	4.400%	3/1/2043	1,793	1,575
	CSX Corp.	4.100%	3/15/2044	13,094	10,973
	CSX Corp.	3.800%	11/1/2046	7,759	6,074
	CSX Corp.	4.300%	3/1/2048	8,360	6,973
	CSX Corp.	4.750%	11/15/2048	10,902	9,692
	CSX Corp.	4.500%	3/15/2049	18,584	15,823
	CSX Corp.	3.350%	9/15/2049	14,463	10,155
	CSX Corp.	3.800%	4/15/2050	3,370	2,568
91

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CSX Corp.	2.500%	5/15/2051	5,982	3,532
	CSX Corp.	4.500%	11/15/2052	20,777	17,620
	CSX Corp.	4.500%	8/1/2054	2,570	2,160
	CSX Corp.	4.900%	3/15/2055	3,135	2,807
	CSX Corp.	4.250%	11/1/2066	7,866	6,031
	CSX Corp.	4.650%	3/1/2068	5,821	4,767
	Cummins Inc.	4.250%	5/9/2028	4,275	4,309
	Cummins Inc.	4.900%	2/20/2029	9,036	9,278
	Cummins Inc.	1.500%	9/1/2030	3,465	3,093
	Cummins Inc.	4.700%	2/15/2031	13,425	13,706
	Cummins Inc.	5.150%	2/20/2034	3,990	4,131
	Cummins Inc.	5.300%	5/9/2035	22,050	22,875
	Cummins Inc.	4.875%	10/1/2043	14,389	13,790
	Cummins Inc.	2.600%	9/1/2050	9,042	5,479
	Cummins Inc.	5.450%	2/20/2054	14,850	14,598
[6]	Daimler Truck Finance North America LLC	5.375%	1/13/2032	750	773
[6]	Daimler Truck Finance North America LLC	5.625%	1/13/2035	850	879
	Deere & Co.	5.375%	10/16/2029	13,999	14,693
	Deere & Co.	3.100%	4/15/2030	13,145	12,668
	Deere & Co.	7.125%	3/3/2031	115	131
	Deere & Co.	5.450%	1/16/2035	13,370	14,105
	Deere & Co.	3.900%	6/9/2042	11,606	9,973
	Deere & Co.	2.875%	9/7/2049	13,952	9,357
	Deere & Co.	3.750%	4/15/2050	12,232	9,564
	Deere & Co.	5.700%	1/19/2055	10,620	10,979
	Deere Funding Canada Corp.	4.150%	10/9/2030	8,474	8,471
	Delta Air Lines Inc.	4.950%	7/10/2028	8,783	8,939
[6]	Delta Air Lines Inc.	4.750%	10/20/2028	720	724
	Delta Air Lines Inc.	3.750%	10/28/2029	6,110	5,973
	Delta Air Lines Inc.	5.250%	7/10/2030	7,301	7,505
[1]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/2028	6,532	6,239
	Dover Corp.	2.950%	11/4/2029	5,207	4,976
	Dover Corp.	5.375%	10/15/2035	3,990	4,167
	Dover Corp.	5.375%	3/1/2041	6,779	6,810
	Eaton Capital ULC	4.450%	5/9/2030	6,188	6,253
	Eaton Corp.	3.103%	9/15/2027	14,918	14,757
	Eaton Corp.	4.000%	11/2/2032	11,232	11,004
	Eaton Corp.	4.150%	11/2/2042	13,470	11,644
	Eaton Corp.	3.915%	9/15/2047	3,988	3,190
	Eaton Corp.	4.700%	8/23/2052	448	399
	Embraer Netherlands Finance BV	5.980%	2/11/2035	5,195	5,509
	Embraer Netherlands Finance BV	5.400%	1/9/2038	11,790	11,583
	Emerson Electric Co.	1.800%	10/15/2027	17,681	17,108
	Emerson Electric Co.	2.000%	12/21/2028	11,475	10,890
	Emerson Electric Co.	1.950%	10/15/2030	10,605	9,627
	Emerson Electric Co.	2.200%	12/21/2031	16,662	14,869
	Emerson Electric Co.	5.000%	3/15/2035	2,764	2,833
	Emerson Electric Co.	2.750%	10/15/2050	12,982	8,252
	Emerson Electric Co.	2.800%	12/21/2051	12,495	7,949
[1]	Federal Express Corp. Pass-Through Trust Series 2020-1	1.875%	2/20/2034	16,612	14,494
[1]	FedEx Corp.	3.400%	2/15/2028	5,666	5,581
[1]	FedEx Corp.	4.250%	5/15/2030	5,487	5,509
[1]	FedEx Corp.	2.400%	5/15/2031	8,687	7,863
[1]	FedEx Corp.	4.900%	1/15/2034	7,297	7,323
[1]	FedEx Corp.	3.900%	2/1/2035	12,030	11,123
[1]	FedEx Corp.	3.250%	5/15/2041	9,860	7,390
[1]	FedEx Corp.	5.100%	1/15/2044	2,499	2,273
[1]	FedEx Corp.	4.750%	11/15/2045	21,381	18,485
[1]	FedEx Corp.	4.550%	4/1/2046	16,666	14,013
[1]	FedEx Corp.	4.400%	1/15/2047	11,345	9,216
[1]	FedEx Corp.	4.050%	2/15/2048	15,439	11,793
[1]	FedEx Corp.	5.250%	5/15/2050	17,655	16,237
	Fortive Corp.	4.300%	6/15/2046	7,075	5,831
	GE Capital Funding LLC	4.550%	5/15/2032	11,733	11,851
	General Electric Co.	4.300%	7/29/2030	6,130	6,180
[1]	General Electric Co.	6.750%	3/15/2032	1,640	1,857
	General Electric Co.	4.900%	1/29/2036	9,800	9,944
[1]	General Electric Co.	5.875%	1/14/2038	24,100	26,140
	General Electric Co.	4.350%	5/1/2050	400	341
	GXO Logistics Inc.	6.250%	5/6/2029	5,625	5,927
92

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GXO Logistics Inc.	2.650%	7/15/2031	12,831	11,554
	GXO Logistics Inc.	6.500%	5/6/2034	7,995	8,638
	HEICO Corp.	5.250%	8/1/2028	5,020	5,161
	HEICO Corp.	5.350%	8/1/2033	8,430	8,734
	Hexcel Corp.	5.875%	2/26/2035	1,437	1,505
	Honeywell International Inc.	1.100%	3/1/2027	18,034	17,484
	Honeywell International Inc.	4.650%	7/30/2027	9,560	9,681
	Honeywell International Inc.	4.950%	2/15/2028	7,018	7,166
	Honeywell International Inc.	4.250%	1/15/2029	10,514	10,595
	Honeywell International Inc.	2.700%	8/15/2029	9,711	9,267
	Honeywell International Inc.	4.700%	2/1/2030	12,720	12,996
	Honeywell International Inc.	1.950%	6/1/2030	15,073	13,753
	Honeywell International Inc.	1.750%	9/1/2031	22,350	19,517
	Honeywell International Inc.	4.950%	9/1/2031	20,034	20,699
	Honeywell International Inc.	4.750%	2/1/2032	13,960	14,231
	Honeywell International Inc.	5.000%	2/15/2033	24,910	25,621
	Honeywell International Inc.	4.500%	1/15/2034	8,679	8,595
	Honeywell International Inc.	5.000%	3/1/2035	23,335	23,747
	Honeywell International Inc.	5.700%	3/15/2036	4,869	5,177
	Honeywell International Inc.	5.700%	3/15/2037	9,124	9,664
	Honeywell International Inc.	5.375%	3/1/2041	9,779	10,081
	Honeywell International Inc.	3.812%	11/21/2047	5,966	4,659
	Honeywell International Inc.	5.250%	3/1/2054	11,522	10,875
	Honeywell International Inc.	5.350%	3/1/2064	6,434	6,102
	Howmet Aerospace Inc.	3.000%	1/15/2029	12,955	12,567
	Howmet Aerospace Inc.	4.850%	10/15/2031	10,315	10,584
	Howmet Aerospace Inc.	4.550%	11/15/2032	9,779	9,822
	Howmet Aerospace Inc.	5.950%	2/1/2037	9,548	10,308
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	12,591	12,457
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	9,314	8,822
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	2,060	2,128
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	10,006	9,910
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	52,231	55,215
	IDEX Corp.	4.950%	9/1/2029	6,690	6,823
	IDEX Corp.	3.000%	5/1/2030	6,130	5,797
	Illinois Tool Works Inc.	4.875%	9/15/2041	10,507	10,187
	Illinois Tool Works Inc.	3.900%	9/1/2042	18,570	15,686
	Ingersoll Rand Inc.	5.197%	6/15/2027	11,645	11,835
	Ingersoll Rand Inc.	5.400%	8/14/2028	3,890	4,021
	Ingersoll Rand Inc.	5.176%	6/15/2029	10,470	10,822
	Ingersoll Rand Inc.	5.314%	6/15/2031	5,650	5,911
	Ingersoll Rand Inc.	5.700%	8/14/2033	13,228	14,012
	Ingersoll Rand Inc.	5.450%	6/15/2034	9,855	10,249
	Ingersoll Rand Inc.	5.700%	6/15/2054	8,110	8,131
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	8,406	8,850
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	5,872	6,187
[1]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	5,666	5,394
[1]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	5,987	5,371
	John Deere Capital Corp.	4.500%	1/8/2027	1,745	1,758
[1]	John Deere Capital Corp.	4.500%	1/8/2027	9,277	9,346
[1]	John Deere Capital Corp.	1.700%	1/11/2027	14,645	14,346
[1]	John Deere Capital Corp.	4.850%	3/5/2027	14,080	14,259
[1]	John Deere Capital Corp.	1.750%	3/9/2027	8,366	8,173
[1]	John Deere Capital Corp.	4.900%	6/11/2027	10,457	10,634
[1]	John Deere Capital Corp.	2.800%	9/8/2027	12,659	12,470
[1]	John Deere Capital Corp.	4.150%	9/15/2027	16,297	16,420
[1]	John Deere Capital Corp.	3.050%	1/6/2028	17,636	17,413
	John Deere Capital Corp.	4.650%	1/7/2028	6,400	6,510
[1]	John Deere Capital Corp.	4.750%	1/20/2028	6,517	6,641
[1]	John Deere Capital Corp.	4.900%	3/3/2028	13,933	14,261
[1]	John Deere Capital Corp.	4.250%	6/5/2028	17,602	17,807
[1]	John Deere Capital Corp.	4.950%	7/14/2028	25,781	26,473
	John Deere Capital Corp.	4.500%	1/16/2029	7,282	7,397
[1]	John Deere Capital Corp.	3.450%	3/7/2029	7,119	7,023
[1]	John Deere Capital Corp.	4.850%	6/11/2029	322	331
[1]	John Deere Capital Corp.	2.800%	7/18/2029	14,498	13,942
[1]	John Deere Capital Corp.	4.850%	10/11/2029	4,183	4,320
[1]	John Deere Capital Corp.	2.450%	1/9/2030	13,225	12,494
[1]	John Deere Capital Corp.	4.550%	6/5/2030	11,220	11,407
[1]	John Deere Capital Corp.	4.700%	6/10/2030	16,011	16,403
93

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	John Deere Capital Corp.	4.375%	10/15/2030	7,825	7,904
	John Deere Capital Corp.	1.450%	1/15/2031	6,243	5,497
[1]	John Deere Capital Corp.	4.900%	3/7/2031	18,440	19,033
	John Deere Capital Corp.	4.400%	9/8/2031	12,580	12,699
[1]	John Deere Capital Corp.	3.900%	6/7/2032	400	392
[1]	John Deere Capital Corp.	4.350%	9/15/2032	7,025	7,043
[1]	John Deere Capital Corp.	5.150%	9/8/2033	13,751	14,404
[1]	John Deere Capital Corp.	5.100%	4/11/2034	13,723	14,185
[1]	John Deere Capital Corp.	5.050%	6/12/2034	13,429	13,863
	Johnson Controls International plc	5.500%	4/19/2029	10,103	10,519
	Johnson Controls International plc	1.750%	9/15/2030	7,922	7,063
	Johnson Controls International plc	4.900%	12/1/2032	4,700	4,783
[1]	Johnson Controls International plc	6.000%	1/15/2036	3,968	4,280
	Johnson Controls International plc	4.500%	2/15/2047	10,386	8,922
[1]	Johnson Controls International plc	4.950%	7/2/2064	6,702	5,775
	Kennametal Inc.	4.625%	6/15/2028	8,800	8,843
	Keysight Technologies Inc.	4.600%	4/6/2027	11,151	11,207
	Keysight Technologies Inc.	3.000%	10/30/2029	8,553	8,194
	Keysight Technologies Inc.	4.950%	10/15/2034	3,420	3,447
	Kirby Corp.	4.200%	3/1/2028	14,291	14,287
	L3Harris Technologies Inc.	3.850%	12/15/2026	9,787	9,779
	L3Harris Technologies Inc.	5.400%	1/15/2027	18,017	18,277
	L3Harris Technologies Inc.	4.400%	6/15/2028	5,084	5,123
[1]	L3Harris Technologies Inc.	4.400%	6/15/2028	21,944	22,106
	L3Harris Technologies Inc.	5.050%	6/1/2029	9,815	10,081
	L3Harris Technologies Inc.	2.900%	12/15/2029	10,441	9,916
	L3Harris Technologies Inc.	1.800%	1/15/2031	10,341	9,129
	L3Harris Technologies Inc.	5.250%	6/1/2031	10,650	11,079
	L3Harris Technologies Inc.	5.400%	7/31/2033	22,655	23,595
	L3Harris Technologies Inc.	5.350%	6/1/2034	11,515	11,912
	L3Harris Technologies Inc.	4.854%	4/27/2035	12,762	12,736
	L3Harris Technologies Inc.	5.054%	4/27/2045	9,652	9,222
	L3Harris Technologies Inc.	5.600%	7/31/2053	8,595	8,523
	Lennox International Inc.	1.700%	8/1/2027	5,850	5,646
	Lennox International Inc.	5.500%	9/15/2028	8,625	8,905
	LKQ Corp.	5.750%	6/15/2028	10,801	11,161
	LKQ Corp.	6.250%	6/15/2033	1,578	1,689
	Lockheed Martin Corp.	5.100%	11/15/2027	20,410	20,901
	Lockheed Martin Corp.	4.450%	5/15/2028	8,362	8,466
	Lockheed Martin Corp.	4.150%	8/15/2028	6,670	6,713
	Lockheed Martin Corp.	4.500%	2/15/2029	5,037	5,115
	Lockheed Martin Corp.	1.850%	6/15/2030	3,161	2,864
	Lockheed Martin Corp.	4.400%	8/15/2030	7,475	7,547
	Lockheed Martin Corp.	4.700%	12/15/2031	7,200	7,377
	Lockheed Martin Corp.	3.900%	6/15/2032	9,980	9,774
	Lockheed Martin Corp.	5.250%	1/15/2033	800	840
	Lockheed Martin Corp.	4.750%	2/15/2034	12,464	12,628
	Lockheed Martin Corp.	4.800%	8/15/2034	400	404
	Lockheed Martin Corp.	3.600%	3/1/2035	12,899	11,906
	Lockheed Martin Corp.	5.000%	8/15/2035	5,999	6,114
	Lockheed Martin Corp.	4.500%	5/15/2036	11,458	11,227
[1]	Lockheed Martin Corp.	6.150%	9/1/2036	11,461	12,744
	Lockheed Martin Corp.	4.070%	12/15/2042	12,573	10,737
	Lockheed Martin Corp.	3.800%	3/1/2045	12,992	10,404
	Lockheed Martin Corp.	4.700%	5/15/2046	23,981	21,706
	Lockheed Martin Corp.	2.800%	6/15/2050	875	554
	Lockheed Martin Corp.	4.090%	9/15/2052	23,867	18,905
	Lockheed Martin Corp.	4.150%	6/15/2053	16,805	13,418
	Lockheed Martin Corp.	5.700%	11/15/2054	15,054	15,166
	Lockheed Martin Corp.	5.200%	2/15/2055	17,082	16,057
	Lockheed Martin Corp.	4.300%	6/15/2062	6,659	5,240
	Lockheed Martin Corp.	5.900%	11/15/2063	18,596	19,199
	Lockheed Martin Corp.	5.200%	2/15/2064	2,205	2,041
	MasTec Inc.	5.900%	6/15/2029	7,685	8,025
[1]	Nature Conservancy	3.957%	3/1/2052	7,010	5,460
	Norfolk Southern Corp.	7.800%	5/15/2027	5,320	5,592
	Norfolk Southern Corp.	3.150%	6/1/2027	11,083	10,959
	Norfolk Southern Corp.	3.800%	8/1/2028	13,232	13,166
	Norfolk Southern Corp.	2.550%	11/1/2029	15,988	15,097
	Norfolk Southern Corp.	5.050%	8/1/2030	16,665	17,280
94

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	2.300%	5/15/2031	6,895	6,241
	Norfolk Southern Corp.	3.000%	3/15/2032	6,789	6,256
	Norfolk Southern Corp.	5.550%	3/15/2034	6,341	6,693
	Norfolk Southern Corp.	5.100%	5/1/2035	3,330	3,400
	Norfolk Southern Corp.	4.837%	10/1/2041	16,413	15,485
	Norfolk Southern Corp.	3.950%	10/1/2042	4,712	3,910
	Norfolk Southern Corp.	4.450%	6/15/2045	7,802	6,733
	Norfolk Southern Corp.	4.650%	1/15/2046	7,760	6,870
	Norfolk Southern Corp.	3.942%	11/1/2047	7,798	6,152
	Norfolk Southern Corp.	4.150%	2/28/2048	2,936	2,389
	Norfolk Southern Corp.	4.100%	5/15/2049	6,485	5,177
	Norfolk Southern Corp.	3.400%	11/1/2049	5,490	3,885
	Norfolk Southern Corp.	3.050%	5/15/2050	13,110	8,617
	Norfolk Southern Corp.	4.050%	8/15/2052	9,272	7,195
	Norfolk Southern Corp.	3.700%	3/15/2053	1,817	1,323
	Norfolk Southern Corp.	4.550%	6/1/2053	21,253	17,923
	Norfolk Southern Corp.	5.350%	8/1/2054	18,329	17,483
	Norfolk Southern Corp.	3.155%	5/15/2055	23,169	14,885
	Norfolk Southern Corp.	5.950%	3/15/2064	17,345	17,725
	Norfolk Southern Corp.	4.100%	5/15/2121	9,599	6,643
	Northrop Grumman Corp.	3.200%	2/1/2027	4,149	4,120
	Northrop Grumman Corp.	3.250%	1/15/2028	43,448	42,872
	Northrop Grumman Corp.	4.600%	2/1/2029	8,191	8,317
	Northrop Grumman Corp.	4.400%	5/1/2030	19,408	19,567
	Northrop Grumman Corp.	4.650%	7/15/2030	9,125	9,288
	Northrop Grumman Corp.	4.700%	3/15/2033	10,155	10,249
	Northrop Grumman Corp.	4.900%	6/1/2034	6,834	6,925
	Northrop Grumman Corp.	5.150%	5/1/2040	28,474	28,290
	Northrop Grumman Corp.	4.750%	6/1/2043	18,813	17,307
	Northrop Grumman Corp.	3.850%	4/15/2045	8,824	7,055
	Northrop Grumman Corp.	4.030%	10/15/2047	35,226	28,270
	Northrop Grumman Corp.	5.250%	5/1/2050	4,284	4,040
	Northrop Grumman Corp.	4.950%	3/15/2053	14,945	13,464
	Northrop Grumman Corp.	5.200%	6/1/2054	7,600	7,097
	nVent Finance Sarl	4.550%	4/15/2028	6,986	7,023
	nVent Finance Sarl	5.650%	5/15/2033	6,585	6,869
	Oshkosh Corp.	4.600%	5/15/2028	9,000	9,108
	Oshkosh Corp.	3.100%	3/1/2030	4,333	4,119
	Otis Worldwide Corp.	2.293%	4/5/2027	9,195	9,011
	Otis Worldwide Corp.	5.250%	8/16/2028	10,175	10,487
	Otis Worldwide Corp.	2.565%	2/15/2030	23,979	22,444
	Otis Worldwide Corp.	5.125%	11/19/2031	2,305	2,391
	Otis Worldwide Corp.	5.131%	9/4/2035	3,237	3,298
	Otis Worldwide Corp.	3.112%	2/15/2040	15,013	11,814
	Otis Worldwide Corp.	3.362%	2/15/2050	6,625	4,707
	PACCAR Financial Corp.	5.000%	5/13/2027	9,370	9,527
	PACCAR Financial Corp.	4.250%	6/23/2027	6,600	6,651
	PACCAR Financial Corp.	4.450%	8/6/2027	11,563	11,698
	PACCAR Financial Corp.	4.550%	3/3/2028	6,565	6,673
	PACCAR Financial Corp.	4.000%	8/8/2028	8,467	8,520
[1]	PACCAR Financial Corp.	4.950%	8/10/2028	3,087	3,174
[1]	PACCAR Financial Corp.	4.000%	11/7/2028	6,524	6,552
[1]	PACCAR Financial Corp.	4.600%	1/31/2029	4,818	4,909
	PACCAR Financial Corp.	4.000%	9/26/2029	10,010	10,026
	PACCAR Financial Corp.	4.550%	5/8/2030	6,600	6,720
[1]	PACCAR Financial Corp.	5.000%	3/22/2034	6,715	6,946
	Parker-Hannifin Corp.	3.250%	3/1/2027	20,572	20,428
	Parker-Hannifin Corp.	3.250%	6/14/2029	15,451	15,033
	Parker-Hannifin Corp.	4.500%	9/15/2029	15,485	15,703
[1]	Parker-Hannifin Corp.	4.200%	11/21/2034	8,693	8,434
[1]	Parker-Hannifin Corp.	6.250%	5/15/2038	4,380	4,833
[1]	Parker-Hannifin Corp.	4.450%	11/21/2044	9,462	8,295
	Parker-Hannifin Corp.	4.100%	3/1/2047	6,852	5,625
	Parker-Hannifin Corp.	4.000%	6/14/2049	11,616	9,326
	Pentair Finance Sarl	4.500%	7/1/2029	5,936	5,962
	Pentair Finance Sarl	5.900%	7/15/2032	5,290	5,615
	Precision Castparts Corp.	3.900%	1/15/2043	6,555	5,469
	Precision Castparts Corp.	4.375%	6/15/2045	7,152	6,226
	Regal Rexnord Corp.	6.050%	4/15/2028	13,420	13,874
[1]	Regal Rexnord Corp.	6.300%	2/15/2030	13,895	14,729
95

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regal Rexnord Corp.	6.400%	4/15/2033	17,420	18,734
	Republic Services Inc.	3.375%	11/15/2027	3,906	3,879
	Republic Services Inc.	3.950%	5/15/2028	5,982	5,991
	Republic Services Inc.	4.875%	4/1/2029	3,950	4,047
	Republic Services Inc.	5.000%	11/15/2029	8,810	9,103
	Republic Services Inc.	2.300%	3/1/2030	10,842	10,073
	Republic Services Inc.	4.750%	7/15/2030	3,387	3,467
	Republic Services Inc.	1.450%	2/15/2031	10,430	9,093
	Republic Services Inc.	1.750%	2/15/2032	6,394	5,516
	Republic Services Inc.	5.000%	4/1/2034	19,944	20,440
	Republic Services Inc.	5.150%	3/15/2035	12,106	12,498
	Republic Services Inc.	6.200%	3/1/2040	5,223	5,760
	Republic Services Inc.	5.700%	5/15/2041	9,157	9,614
	Republic Services Inc.	3.050%	3/1/2050	5,278	3,570
	Rockwell Automation Inc.	3.500%	3/1/2029	8,836	8,693
	Rockwell Automation Inc.	1.750%	8/15/2031	7,928	6,934
	Rockwell Automation Inc.	4.200%	3/1/2049	9,452	7,862
	Rockwell Automation Inc.	2.800%	8/15/2061	6,830	3,928
	RTX Corp.	3.500%	3/15/2027	16,076	15,996
	RTX Corp.	3.125%	5/4/2027	15,366	15,206
	RTX Corp.	7.200%	8/15/2027	5,965	6,267
	RTX Corp.	4.125%	11/16/2028	53,367	53,539
	RTX Corp.	5.750%	1/15/2029	3,981	4,164
	RTX Corp.	2.250%	7/1/2030	27,668	25,482
	RTX Corp.	6.000%	3/15/2031	7,440	8,014
	RTX Corp.	1.900%	9/1/2031	17,489	15,348
	RTX Corp.	2.375%	3/15/2032	14,867	13,238
	RTX Corp.	5.150%	2/27/2033	17,308	17,915
	RTX Corp.	6.100%	3/15/2034	26,246	28,731
	RTX Corp.	5.400%	5/1/2035	7,070	7,431
	RTX Corp.	6.050%	6/1/2036	15,108	16,450
	RTX Corp.	6.125%	7/15/2038	9,097	9,952
	RTX Corp.	4.450%	11/16/2038	15,995	15,017
	RTX Corp.	4.700%	12/15/2041	9,086	8,478
	RTX Corp.	4.500%	6/1/2042	39,172	35,371
	RTX Corp.	4.800%	12/15/2043	15,133	13,863
	RTX Corp.	4.150%	5/15/2045	15,434	12,875
	RTX Corp.	3.750%	11/1/2046	14,689	11,380
	RTX Corp.	4.350%	4/15/2047	18,663	15,774
	RTX Corp.	4.050%	5/4/2047	8,214	6,620
	RTX Corp.	4.625%	11/16/2048	5,797	5,043
	RTX Corp.	3.125%	7/1/2050	9,882	6,642
	RTX Corp.	2.820%	9/1/2051	14,008	8,724
	RTX Corp.	3.030%	3/15/2052	14,864	9,686
	RTX Corp.	5.375%	2/27/2053	22,260	21,340
	RTX Corp.	6.400%	3/15/2054	16,882	18,555
[1]	Ryder System Inc.	2.900%	12/1/2026	6,858	6,792
[1]	Ryder System Inc.	2.850%	3/1/2027	4,278	4,223
[1]	Ryder System Inc.	5.300%	3/15/2027	4,820	4,889
[1]	Ryder System Inc.	5.650%	3/1/2028	10,407	10,740
[1]	Ryder System Inc.	5.250%	6/1/2028	10,508	10,790
	Ryder System Inc.	6.300%	12/1/2028	4,500	4,768
[1]	Ryder System Inc.	5.375%	3/15/2029	13,780	14,263
[1]	Ryder System Inc.	5.500%	6/1/2029	3,875	4,034
[1]	Ryder System Inc.	4.950%	9/1/2029	2,785	2,847
[1]	Ryder System Inc.	4.900%	12/1/2029	14,645	14,948
	Ryder System Inc.	5.000%	3/15/2030	2,354	2,411
[1]	Ryder System Inc.	4.850%	6/15/2030	6,950	7,085
	Ryder System Inc.	4.300%	12/1/2030	3,550	3,535
	Ryder System Inc.	6.600%	12/1/2033	11,475	12,805
	Southwest Airlines Co.	5.125%	6/15/2027	33,577	33,997
	Southwest Airlines Co.	3.450%	11/16/2027	4,288	4,226
	Southwest Airlines Co.	4.375%	11/15/2028	4,800	4,810
	Southwest Airlines Co.	2.625%	2/10/2030	4,224	3,924
	Southwest Airlines Co.	5.250%	11/15/2035	6,526	6,385
	Teledyne Technologies Inc.	2.250%	4/1/2028	4,372	4,203
	Teledyne Technologies Inc.	2.750%	4/1/2031	19,303	17,863
	Textron Inc.	3.650%	3/15/2027	12,876	12,804
	Textron Inc.	3.375%	3/1/2028	9,679	9,536
	Textron Inc.	3.900%	9/17/2029	4,700	4,631
96

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Textron Inc.	2.450%	3/15/2031	8,831	8,001
	Textron Inc.	6.100%	11/15/2033	5,630	6,070
	Textron Inc.	5.500%	5/15/2035	6,400	6,630
	Textron Inc.	4.950%	3/15/2036	7,775	7,717
	Timken Co.	4.500%	12/15/2028	11,095	11,192
	Timken Co.	4.125%	4/1/2032	7,722	7,416
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	10,866	10,793
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	6,214	6,472
	Trane Technologies Financing Ltd.	5.100%	6/13/2034	5,841	5,981
	Trane Technologies Financing Ltd.	4.650%	11/1/2044	1,928	1,743
	Trane Technologies Financing Ltd.	4.500%	3/21/2049	5,697	4,887
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	11,549	11,511
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	6,790	7,060
	Trimble Inc.	4.900%	6/15/2028	9,543	9,684
	Triton Container International Ltd.	3.250%	3/15/2032	9,801	8,889
	Tyco Electronics Group SA	3.125%	8/15/2027	16,552	16,404
	Tyco Electronics Group SA	2.500%	2/4/2032	8,009	7,179
	Tyco Electronics Group SA	7.125%	10/1/2037	11,305	13,332
	Union Pacific Corp.	2.150%	2/5/2027	10,641	10,451
	Union Pacific Corp.	3.000%	4/15/2027	2,385	2,362
	Union Pacific Corp.	3.950%	9/10/2028	7,446	7,459
	Union Pacific Corp.	3.700%	3/1/2029	8,867	8,802
	Union Pacific Corp.	2.400%	2/5/2030	5,302	4,963
	Union Pacific Corp.	2.375%	5/20/2031	584	536
	Union Pacific Corp.	2.800%	2/14/2032	5,293	4,858
	Union Pacific Corp.	3.375%	2/1/2035	11,675	10,548
	Union Pacific Corp.	5.100%	2/20/2035	8,547	8,817
	Union Pacific Corp.	2.891%	4/6/2036	4,633	3,914
	Union Pacific Corp.	3.600%	9/15/2037	3,027	2,691
	Union Pacific Corp.	3.200%	5/20/2041	15,529	12,167
	Union Pacific Corp.	4.050%	11/15/2045	4,944	4,050
	Union Pacific Corp.	4.050%	3/1/2046	6,124	4,990
	Union Pacific Corp.	3.350%	8/15/2046	7,669	5,572
	Union Pacific Corp.	4.000%	4/15/2047	852	681
	Union Pacific Corp.	4.500%	9/10/2048	400	343
	Union Pacific Corp.	3.250%	2/5/2050	29,032	20,061
	Union Pacific Corp.	3.799%	10/1/2051	2,899	2,188
	Union Pacific Corp.	2.950%	3/10/2052	19,223	12,259
	Union Pacific Corp.	3.500%	2/14/2053	15,595	11,028
	Union Pacific Corp.	4.950%	5/15/2053	680	617
	Union Pacific Corp.	5.600%	12/1/2054	3,762	3,747
	Union Pacific Corp.	3.950%	8/15/2059	5,483	4,063
	Union Pacific Corp.	3.839%	3/20/2060	24,477	17,656
	Union Pacific Corp.	3.550%	5/20/2061	9,892	6,620
	Union Pacific Corp.	2.973%	9/16/2062	14,350	8,410
	Union Pacific Corp.	4.100%	9/15/2067	7,305	5,405
	Union Pacific Corp.	3.750%	2/5/2070	9,711	6,555
	Union Pacific Corp.	3.799%	4/6/2071	26,214	17,972
	Union Pacific Corp.	3.850%	2/14/2072	6,671	4,618
[1]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	12,188	12,497
[1]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	20,561	21,478
[1]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	8,415	8,620
[1]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/2027	2,500	2,464
[1]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/2028	18,495	18,018
[1]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/2028	4,836	4,662
[1]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/2031	6,360	6,245
[1]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	4,644	4,262
[1]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	14,836	15,252
	United Parcel Service Inc.	3.050%	11/15/2027	13,837	13,680
	United Parcel Service Inc.	3.400%	3/15/2029	12,667	12,478
	United Parcel Service Inc.	2.500%	9/1/2029	7,869	7,464
	United Parcel Service Inc.	4.650%	10/15/2030	3,880	3,972
	United Parcel Service Inc.	4.875%	3/3/2033	14,890	15,325
	United Parcel Service Inc.	5.150%	5/22/2034	10,125	10,516
	United Parcel Service Inc.	5.250%	5/14/2035	4,200	4,354
	United Parcel Service Inc.	6.200%	1/15/2038	12,051	13,290
	United Parcel Service Inc.	5.200%	4/1/2040	3,969	3,994
	United Parcel Service Inc.	4.875%	11/15/2040	8,054	7,745
	United Parcel Service Inc.	3.625%	10/1/2042	12,990	10,393
	United Parcel Service Inc.	3.400%	11/15/2046	2,955	2,186
97

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United Parcel Service Inc.	3.750%	11/15/2047	14,415	11,128
United Parcel Service Inc.	4.250%	3/15/2049	14,250	11,738
United Parcel Service Inc.	3.400%	9/1/2049	5,369	3,806
United Parcel Service Inc.	5.300%	4/1/2050	4,010	3,836
United Parcel Service Inc.	5.050%	3/3/2053	12,940	11,836
United Parcel Service Inc.	5.950%	5/14/2055	12,248	12,638
United Parcel Service Inc.	5.600%	5/22/2064	12,752	12,291
United Parcel Service Inc.	6.050%	5/14/2065	6,250	6,439
Valmont Industries Inc.	5.000%	10/1/2044	5,980	5,502
Valmont Industries Inc.	5.250%	10/1/2054	5,075	4,712
Veralto Corp.	5.350%	9/18/2028	9,195	9,479
Veralto Corp.	5.450%	9/18/2033	10,250	10,700
Vontier Corp.	2.400%	4/1/2028	8,245	7,905
Vontier Corp.	2.950%	4/1/2031	8,388	7,696
Waste Connections Inc.	4.250%	12/1/2028	6,621	6,669
Waste Connections Inc.	3.500%	5/1/2029	10,302	10,128
Waste Connections Inc.	2.600%	2/1/2030	10,460	9,860
Waste Connections Inc.	2.200%	1/15/2032	15,869	14,018
Waste Connections Inc.	4.200%	1/15/2033	10,192	9,990
Waste Connections Inc.	5.000%	3/1/2034	9,594	9,787
Waste Connections Inc.	5.250%	9/1/2035	5,725	5,927
Waste Connections Inc.	3.050%	4/1/2050	6,515	4,352
Waste Connections Inc.	2.950%	1/15/2052	10,405	6,727
Waste Management Inc.	4.950%	7/3/2027	8,180	8,314
Waste Management Inc.	3.150%	11/15/2027	18,865	18,651
Waste Management Inc.	4.500%	3/15/2028	12,210	12,372
Waste Management Inc.	4.875%	2/15/2029	15,460	15,864
Waste Management Inc.	2.000%	6/1/2029	6,341	5,931
Waste Management Inc.	4.650%	3/15/2030	9,795	9,984
Waste Management Inc.	1.500%	3/15/2031	19,444	16,974
Waste Management Inc.	4.950%	7/3/2031	7,455	7,713
Waste Management Inc.	4.800%	3/15/2032	15,105	15,447
Waste Management Inc.	4.625%	2/15/2033	9,372	9,494
Waste Management Inc.	4.875%	2/15/2034	18,678	19,164
Waste Management Inc.	4.950%	3/15/2035	20,375	20,692
Waste Management Inc.	2.950%	6/1/2041	10,042	7,648
Waste Management Inc.	2.500%	11/15/2050	10,148	6,059
Waste Management Inc.	5.350%	10/15/2054	7,180	6,982
Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	18,360	18,591
Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	2,795	2,859
Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	4,125	4,301
WW Grainger Inc.	4.450%	9/15/2034	20,512	20,335
WW Grainger Inc.	3.750%	5/15/2046	5,968	4,714
WW Grainger Inc.	4.200%	5/15/2047	5,625	4,731
Xylem Inc.	1.950%	1/30/2028	17,126	16,439
Xylem Inc.	2.250%	1/30/2031	7,280	6,604
Xylem Inc.	4.375%	11/1/2046	6,190	5,251
				6,772,058
Materials (0.7%)
Air Products and Chemicals Inc.	1.850%	5/15/2027	6,442	6,279
Air Products and Chemicals Inc.	2.050%	5/15/2030	10,605	9,751
Air Products and Chemicals Inc.	4.750%	2/8/2031	6,510	6,681
Air Products and Chemicals Inc.	4.800%	3/3/2033	4,320	4,398
Air Products and Chemicals Inc.	4.850%	2/8/2034	19,471	19,790
Air Products and Chemicals Inc.	2.700%	5/15/2040	13,163	9,872
Air Products and Chemicals Inc.	2.800%	5/15/2050	13,041	8,321
Albemarle Corp.	4.650%	6/1/2027	8,415	8,471
Albemarle Corp.	5.050%	6/1/2032	9,320	9,385
Albemarle Corp.	5.450%	12/1/2044	7,945	7,249
Albemarle Corp.	5.650%	6/1/2052	7,980	7,197
Amcor Finance USA Inc.	5.625%	5/26/2033	8,649	9,034
Amcor Flexibles North America Inc.	4.800%	3/17/2028	5,429	5,503
Amcor Flexibles North America Inc.	5.100%	3/17/2030	6,796	6,975
Amcor Flexibles North America Inc.	2.630%	6/19/2030	15,417	14,288
Amcor Flexibles North America Inc.	2.690%	5/25/2031	6,808	6,225
Amcor Flexibles North America Inc.	5.500%	3/17/2035	9,100	9,408
Amcor Group Finance plc	5.450%	5/23/2029	6,660	6,886
Amrize Finance US LLC	4.600%	4/7/2027	2,218	2,233
Amrize Finance US LLC	4.700%	4/7/2028	2,288	2,314
98

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amrize Finance US LLC	4.950%	4/7/2030	5,757	5,885
	Amrize Finance US LLC	5.400%	4/7/2035	5,250	5,413
	AngloGold Ashanti Holdings plc	3.375%	11/1/2028	9,972	9,693
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	8,765	8,406
	AptarGroup Inc.	4.750%	3/30/2031	6,250	6,295
	ArcelorMittal SA	6.550%	11/29/2027	18,635	19,401
	ArcelorMittal SA	4.250%	7/16/2029	7,657	7,665
	ArcelorMittal SA	6.800%	11/29/2032	13,650	15,286
	ArcelorMittal SA	6.000%	6/17/2034	8,285	8,914
	ArcelorMittal SA	7.000%	10/15/2039	8,405	9,473
	ArcelorMittal SA	6.750%	3/1/2041	8,951	9,781
	ArcelorMittal SA	6.350%	6/17/2054	2,675	2,815
	Barrick Mining Corp.	6.450%	10/15/2035	3,095	3,419
	Barrick North America Finance LLC	5.700%	5/30/2041	12,504	12,723
	Barrick North America Finance LLC	5.750%	5/1/2043	11,294	11,473
	Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	14,444	15,184
	Berry Global Inc.	1.650%	1/15/2027	27,306	26,615
	Berry Global Inc.	5.500%	4/15/2028	6,645	6,851
	Berry Global Inc.	5.800%	6/15/2031	31,313	33,070
	Berry Global Inc.	5.650%	1/15/2034	24,312	25,346
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	13,035	13,241
	BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	8,205	8,443
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	6,852	7,063
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	12,725	13,253
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	15,945	16,559
	BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	7,942	8,201
	BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	18,750	18,987
	BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	15,001	12,961
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	32,596	30,975
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	9,815	9,751
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	5,165	5,271
	Cabot Corp.	4.000%	7/1/2029	5,388	5,331
	Carlisle Cos. Inc.	3.750%	12/1/2027	7,885	7,845
	Carlisle Cos. Inc.	2.750%	3/1/2030	13,523	12,753
	Carlisle Cos. Inc.	5.250%	9/15/2035	1,787	1,824
	Carlisle Cos. Inc.	5.550%	9/15/2040	4,405	4,456
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	5,585	5,521
	Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	5,575	4,984
	CF Industries Inc.	5.150%	3/15/2034	12,855	12,913
	CF Industries Inc.	5.300%	11/26/2035	9,645	9,618
	CF Industries Inc.	4.950%	6/1/2043	9,790	8,749
	CF Industries Inc.	5.375%	3/15/2044	10,283	9,622
	CRH America Finance Inc.	4.400%	2/9/2031	9,198	9,202
	CRH America Finance Inc.	5.400%	5/21/2034	13,819	14,332
	CRH America Finance Inc.	5.500%	1/9/2035	17,400	18,127
	CRH America Finance Inc.	5.000%	2/9/2036	11,709	11,753
	CRH America Finance Inc.	5.875%	1/9/2055	5,085	5,201
	CRH America Finance Inc.	5.600%	2/9/2056	4,815	4,733
	CRH SMW Finance DAC	5.200%	5/21/2029	12,050	12,438
	CRH SMW Finance DAC	5.125%	1/9/2030	12,560	12,944
	Dow Chemical Co.	4.800%	11/30/2028	7,242	7,350
	Dow Chemical Co.	7.375%	11/1/2029	2,555	2,817
	Dow Chemical Co.	2.100%	11/15/2030	9,930	8,792
	Dow Chemical Co.	4.250%	10/1/2034	13,275	12,123
	Dow Chemical Co.	5.350%	3/15/2035	4,970	4,917
	Dow Chemical Co.	9.400%	5/15/2039	12,450	16,049
	Dow Chemical Co.	5.250%	11/15/2041	19,668	17,783
	Dow Chemical Co.	4.375%	11/15/2042	19,613	15,527
	Dow Chemical Co.	4.625%	10/1/2044	785	632
	Dow Chemical Co.	5.550%	11/30/2048	13,125	11,521
	Dow Chemical Co.	4.800%	5/15/2049	9,828	7,707
	Dow Chemical Co.	3.600%	11/15/2050	15,890	10,250
	Dow Chemical Co.	6.900%	5/15/2053	6,725	6,895
[6]	DuPont de Nemours Inc.	4.725%	11/15/2028	11,531	11,666
	Eagle Materials Inc.	2.500%	7/1/2031	7,665	6,961
	Eagle Materials Inc.	5.000%	3/15/2036	5,650	5,531
	Eastman Chemical Co.	4.500%	12/1/2028	3,344	3,373
	Eastman Chemical Co.	5.000%	8/1/2029	5,694	5,811
	Eastman Chemical Co.	5.625%	2/20/2034	28,158	29,060
	Eastman Chemical Co.	4.800%	9/1/2042	7,737	6,847
99

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eastman Chemical Co.	4.650%	10/15/2044	14,148	11,997
	Ecolab Inc.	1.650%	2/1/2027	4,472	4,372
	Ecolab Inc.	3.250%	12/1/2027	5,420	5,377
	Ecolab Inc.	5.250%	1/15/2028	3,126	3,211
	Ecolab Inc.	4.300%	6/15/2028	2,715	2,743
	Ecolab Inc.	2.125%	2/1/2032	7,701	6,798
	Ecolab Inc.	5.000%	9/1/2035	3,000	3,058
	Ecolab Inc.	2.125%	8/15/2050	7,400	4,108
	Ecolab Inc.	2.700%	12/15/2051	19,912	12,312
	Ecolab Inc.	2.750%	8/18/2055	2,396	1,439
	EIDP Inc.	2.300%	7/15/2030	7,650	7,074
	EIDP Inc.	5.125%	5/15/2032	2,500	2,565
	EIDP Inc.	4.800%	5/15/2033	9,130	9,119
	Freeport-McMoRan Inc.	5.000%	9/1/2027	6,224	6,234
	Freeport-McMoRan Inc.	4.125%	3/1/2028	7,642	7,623
	Freeport-McMoRan Inc.	4.375%	8/1/2028	10,842	10,839
	Freeport-McMoRan Inc.	5.250%	9/1/2029	10,900	11,087
	Freeport-McMoRan Inc.	4.250%	3/1/2030	11,959	11,864
	Freeport-McMoRan Inc.	4.625%	8/1/2030	10,799	10,881
	Freeport-McMoRan Inc.	5.400%	11/14/2034	9,420	9,716
	Freeport-McMoRan Inc.	5.450%	3/15/2043	26,991	26,134
	Georgia-Pacific LLC	7.750%	11/15/2029	8,385	9,461
	Georgia-Pacific LLC	8.875%	5/15/2031	5,868	7,115
	Gerdau Trade Inc.	5.750%	6/9/2035	6,705	6,932
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	4,162	4,190
	International Flavors & Fragrances Inc.	5.000%	9/26/2048	6,952	6,145
	International Paper Co.	5.000%	9/15/2035	6,332	6,282
	International Paper Co.	6.000%	11/15/2041	12,073	12,504
	International Paper Co.	4.800%	6/15/2044	16,072	14,152
	International Paper Co.	4.400%	8/15/2047	6,084	4,987
	International Paper Co.	4.350%	8/15/2048	9,562	7,723
	Kinross Gold Corp.	6.250%	7/15/2033	7,307	7,978
	Linde Inc.	1.100%	8/10/2030	12,559	11,025
	Linde Inc.	3.550%	11/7/2042	5,010	4,005
	Linde Inc.	2.000%	8/10/2050	11,241	5,984
	Lubrizol Corp.	6.500%	10/1/2034	8,452	9,532
	LYB International Finance BV	5.250%	7/15/2043	7,012	6,053
	LYB International Finance BV	4.875%	3/15/2044	17,783	14,775
	LYB International Finance III LLC	2.250%	10/1/2030	7,551	6,729
	LYB International Finance III LLC	5.125%	1/15/2031	1,714	1,721
	LYB International Finance III LLC	5.625%	5/15/2033	1,483	1,505
	LYB International Finance III LLC	5.500%	3/1/2034	9,910	9,801
	LYB International Finance III LLC	6.150%	5/15/2035	7,000	7,184
	LYB International Finance III LLC	5.875%	1/15/2036	8,150	8,113
	LYB International Finance III LLC	3.375%	10/1/2040	5,529	4,012
	LYB International Finance III LLC	4.200%	10/15/2049	9,709	6,973
	LYB International Finance III LLC	4.200%	5/1/2050	16,772	11,969
	LYB International Finance III LLC	3.800%	10/1/2060	10,010	6,239
	LyondellBasell Industries NV	4.625%	2/26/2055	16,372	12,390
	Martin Marietta Materials Inc.	3.450%	6/1/2027	7,501	7,455
	Martin Marietta Materials Inc.	3.500%	12/15/2027	14,255	14,142
[1]	Martin Marietta Materials Inc.	2.500%	3/15/2030	8,779	8,178
	Martin Marietta Materials Inc.	2.400%	7/15/2031	10,218	9,212
	Martin Marietta Materials Inc.	5.150%	12/1/2034	3,255	3,319
	Martin Marietta Materials Inc.	4.250%	12/15/2047	12,070	9,957
	Martin Marietta Materials Inc.	3.200%	7/15/2051	16,102	10,831
	Martin Marietta Materials Inc.	5.500%	12/1/2054	3,630	3,502
	Mosaic Co.	4.050%	11/15/2027	9,317	9,318
	Mosaic Co.	5.375%	11/15/2028	5,695	5,871
	Mosaic Co.	4.350%	1/15/2029	7,312	7,332
	Mosaic Co.	4.600%	11/15/2030	7,424	7,441
	Mosaic Co.	5.450%	11/15/2033	11,033	11,335
	Mosaic Co.	4.875%	11/15/2041	4,236	3,822
	Mosaic Co.	5.625%	11/15/2043	5,692	5,479
	NewMarket Corp.	2.700%	3/18/2031	5,250	4,801
	Newmont Corp.	3.250%	5/13/2030	40	39
	Newmont Corp.	2.600%	7/15/2032	15,623	14,229
	Newmont Corp.	5.350%	3/15/2034	51,370	53,804
[1]	Newmont Corp.	5.875%	4/1/2035	6,019	6,505
	Newmont Corp.	5.450%	6/9/2044	6,529	6,495
100

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nucor Corp.	4.300%	5/23/2027	5,958	5,997
	Nucor Corp.	3.950%	5/1/2028	2,632	2,632
	Nucor Corp.	2.700%	6/1/2030	8,791	8,275
	Nucor Corp.	4.650%	6/1/2030	5,189	5,294
	Nucor Corp.	3.125%	4/1/2032	18,050	16,765
	Nucor Corp.	5.100%	6/1/2035	12,877	13,166
	Nucor Corp.	6.400%	12/1/2037	5,263	5,895
	Nucor Corp.	2.979%	12/15/2055	23,812	14,794
	Nutrien Ltd.	4.000%	12/15/2026	8,719	8,718
	Nutrien Ltd.	5.200%	6/21/2027	4,805	4,885
	Nutrien Ltd.	4.900%	3/27/2028	6,874	6,996
	Nutrien Ltd.	4.200%	4/1/2029	5,190	5,183
	Nutrien Ltd.	2.950%	5/13/2030	3,962	3,745
	Nutrien Ltd.	5.250%	3/12/2032	23,092	23,785
	Nutrien Ltd.	5.400%	6/21/2034	18,487	19,058
	Nutrien Ltd.	4.125%	3/15/2035	11,275	10,423
	Nutrien Ltd.	5.875%	12/1/2036	2,542	2,666
	Nutrien Ltd.	5.625%	12/1/2040	5,995	6,016
	Nutrien Ltd.	4.900%	6/1/2043	8,067	7,337
	Nutrien Ltd.	5.250%	1/15/2045	20,710	19,346
	Nutrien Ltd.	5.000%	4/1/2049	8,940	8,006
	Nutrien Ltd.	5.800%	3/27/2053	31,356	31,304
	Packaging Corp. of America	3.400%	12/15/2027	7,037	6,971
	Packaging Corp. of America	3.000%	12/15/2029	15,076	14,418
	Packaging Corp. of America	5.200%	8/15/2035	2,286	2,321
	Packaging Corp. of America	4.050%	12/15/2049	4,327	3,432
	Packaging Corp. of America	3.050%	10/1/2051	9,666	6,284
	PPG Industries Inc.	2.550%	6/15/2030	6,984	6,504
	PPG Industries Inc.	4.375%	3/15/2031	14,585	14,572
	Reliance Inc.	2.150%	8/15/2030	8,665	7,843
	Rio Tinto Alcan Inc.	7.250%	3/15/2031	6,471	7,366
	Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	11,290	12,147
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	23,592	14,613
	Rio Tinto Finance USA plc	4.375%	3/12/2027	1,362	1,371
	Rio Tinto Finance USA plc	4.500%	3/14/2028	7,953	8,045
	Rio Tinto Finance USA plc	4.875%	3/14/2030	9,726	9,991
	Rio Tinto Finance USA plc	5.000%	3/14/2032	2,321	2,393
	Rio Tinto Finance USA plc	5.000%	3/9/2033	6,235	6,399
	Rio Tinto Finance USA plc	5.250%	3/14/2035	12,881	13,275
	Rio Tinto Finance USA plc	4.750%	3/22/2042	12,283	11,453
	Rio Tinto Finance USA plc	4.125%	8/21/2042	12,088	10,380
	Rio Tinto Finance USA plc	5.125%	3/9/2053	13,240	12,333
	Rio Tinto Finance USA plc	5.875%	3/14/2065	3,864	3,984
	RPM International Inc.	3.750%	3/15/2027	7,295	7,262
	RPM International Inc.	4.550%	3/1/2029	5,223	5,280
	RPM International Inc.	2.950%	1/15/2032	4,182	3,786
	RPM International Inc.	5.250%	6/1/2045	4,437	4,201
	RPM International Inc.	4.250%	1/15/2048	4,465	3,650
	Sherwin-Williams Co.	3.450%	6/1/2027	30,102	29,886
[1]	Sherwin-Williams Co.	4.550%	3/1/2028	6,225	6,298
	Sherwin-Williams Co.	2.950%	8/15/2029	22,792	21,859
	Sherwin-Williams Co.	2.300%	5/15/2030	4,903	4,519
	Sherwin-Williams Co.	4.800%	9/1/2031	4,275	4,375
	Sherwin-Williams Co.	2.200%	3/15/2032	6,195	5,429
	Sherwin-Williams Co.	5.150%	8/15/2035	4,920	5,008
	Sherwin-Williams Co.	4.000%	12/15/2042	2,737	2,253
	Sherwin-Williams Co.	4.550%	8/1/2045	5,004	4,281
	Sherwin-Williams Co.	4.500%	6/1/2047	25,501	21,751
	Sherwin-Williams Co.	3.800%	8/15/2049	7,588	5,681
	Sherwin-Williams Co.	3.300%	5/15/2050	7,041	4,802
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	10,208	10,534
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	19,035	19,704
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	37,654	37,832
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	9,255	9,543
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	24,157	24,332
	Sonoco Products Co.	2.250%	2/1/2027	3,474	3,406
	Sonoco Products Co.	4.600%	9/1/2029	40,805	41,142
	Sonoco Products Co.	3.125%	5/1/2030	9,765	9,237
	Sonoco Products Co.	5.000%	9/1/2034	8,470	8,388
	Southern Copper Corp.	7.500%	7/27/2035	13,538	15,932
101

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Southern Copper Corp.	6.750%	4/16/2040	18,428	20,781
Southern Copper Corp.	5.250%	11/8/2042	30,128	28,769
Southern Copper Corp.	5.875%	4/23/2045	12,956	13,269
Steel Dynamics Inc.	1.650%	10/15/2027	4,285	4,119
Steel Dynamics Inc.	4.000%	12/15/2028	4,450	4,446
Steel Dynamics Inc.	3.450%	4/15/2030	13,318	12,873
Steel Dynamics Inc.	3.250%	1/15/2031	7,649	7,267
Steel Dynamics Inc.	5.375%	8/15/2034	5,535	5,730
Steel Dynamics Inc.	5.250%	5/15/2035	19,019	19,413
Steel Dynamics Inc.	3.250%	10/15/2050	5,675	3,877
Steel Dynamics Inc.	5.750%	5/15/2055	4,070	4,053
Suzano Austria GmbH	2.500%	9/15/2028	6,101	5,764
Suzano Austria GmbH	6.000%	1/15/2029	30,152	31,033
Suzano Austria GmbH	5.000%	1/15/2030	15,017	15,019
Suzano Austria GmbH	3.750%	1/15/2031	15,975	15,058
Suzano Austria GmbH	3.125%	1/15/2032	9,948	8,884
Suzano Netherlands BV	5.500%	1/15/2036	13,055	12,917
Vale Overseas Ltd.	3.750%	7/8/2030	21,630	20,838
Vale Overseas Ltd.	6.125%	6/12/2033	22,484	24,025
Vale Overseas Ltd.	8.250%	1/17/2034	6,243	7,500
Vale Overseas Ltd.	6.875%	11/21/2036	15,956	17,987
Vale Overseas Ltd.	6.875%	11/10/2039	11,149	12,611
Vale Overseas Ltd.	6.400%	6/28/2054	13,590	13,839
Vale SA	5.625%	9/11/2042	15,038	15,130
Vulcan Materials Co.	3.900%	4/1/2027	3,254	3,254
Vulcan Materials Co.	4.950%	12/1/2029	3,935	4,039
Vulcan Materials Co.	3.500%	6/1/2030	10,071	9,756
Vulcan Materials Co.	5.350%	12/1/2034	7,750	8,036
Vulcan Materials Co.	4.500%	6/15/2047	8,319	7,115
Vulcan Materials Co.	5.700%	12/1/2054	14,555	14,503
Westlake Corp.	5.550%	11/15/2035	5,968	5,972
Westlake Corp.	2.875%	8/15/2041	4,860	3,330
Westlake Corp.	5.000%	8/15/2046	14,274	12,273
Westlake Corp.	3.125%	8/15/2051	8,862	5,348
Westlake Corp.	6.375%	11/15/2055	20,430	20,095
Westlake Corp.	3.375%	8/15/2061	7,365	4,329
WestRock MWV LLC	8.200%	1/15/2030	11,410	12,989
WestRock MWV LLC	7.950%	2/15/2031	4,486	5,131
WRKCo Inc.	4.000%	3/15/2028	12,868	12,836
WRKCo Inc.	3.900%	6/1/2028	7,498	7,462
WRKCo Inc.	4.900%	3/15/2029	18,829	19,177
WRKCo Inc.	4.200%	6/1/2032	3,870	3,759
WRKCo Inc.	3.000%	6/15/2033	8,224	7,328
Yamana Gold Inc.	2.630%	8/15/2031	6,167	5,547
				2,723,961
Real Estate (0.9%)
Agree LP	2.000%	6/15/2028	7,735	7,373
Agree LP	4.800%	10/1/2032	3,969	3,998
Agree LP	2.600%	6/15/2033	5,251	4,533
Agree LP	5.625%	6/15/2034	4,571	4,782
Agree LP	5.600%	6/15/2035	6,525	6,831
Alexandria Real Estate Equities Inc.	3.950%	1/15/2027	5,926	5,910
Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	7,248	7,210
Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	4,567	4,569
Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	9,065	8,509
Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	11,966	12,029
Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	13,228	13,405
Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	14,409	13,464
Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	12,434	10,515
Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	16,983	13,899
Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	10,429	8,927
Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	7,621	7,344
Alexandria Real Estate Equities Inc.	5.500%	10/1/2035	4,091	4,158
Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	6,071	5,142
Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	10,556	7,875
Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	6,333	3,866
Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	15,402	10,444
Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	5,272	4,597
Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	10,865	10,170
102

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Assets Trust LP	3.375%	2/1/2031	8,031	7,322
	American Assets Trust LP	6.150%	10/1/2034	8,910	9,037
	American Homes 4 Rent LP	4.250%	2/15/2028	8,500	8,520
	American Homes 4 Rent LP	4.900%	2/15/2029	8,943	9,091
	American Homes 4 Rent LP	3.625%	4/15/2032	10,020	9,470
	American Homes 4 Rent LP	5.500%	2/1/2034	8,510	8,798
	American Homes 4 Rent LP	5.500%	7/15/2034	6,794	7,019
	American Homes 4 Rent LP	5.250%	3/15/2035	6,771	6,875
	American Homes 4 Rent LP	3.375%	7/15/2051	3,132	2,117
	American Tower Corp.	2.750%	1/15/2027	1,546	1,526
	American Tower Corp.	3.125%	1/15/2027	11,955	11,842
	American Tower Corp.	3.650%	3/15/2027	7,507	7,473
	American Tower Corp.	3.550%	7/15/2027	11,982	11,896
	American Tower Corp.	3.600%	1/15/2028	3,836	3,800
	American Tower Corp.	1.500%	1/31/2028	10,389	9,856
	American Tower Corp.	5.250%	7/15/2028	6,841	7,030
	American Tower Corp.	5.200%	2/15/2029	10,171	10,467
	American Tower Corp.	3.950%	3/15/2029	11,674	11,577
	American Tower Corp.	3.800%	8/15/2029	24,653	24,273
	American Tower Corp.	2.900%	1/15/2030	16,285	15,467
	American Tower Corp.	5.000%	1/31/2030	5,550	5,684
	American Tower Corp.	4.900%	3/15/2030	8,195	8,369
	American Tower Corp.	2.100%	6/15/2030	13,206	11,990
	American Tower Corp.	1.875%	10/15/2030	14,871	13,267
	American Tower Corp.	2.700%	4/15/2031	7,505	6,885
	American Tower Corp.	2.300%	9/15/2031	11,251	9,994
	American Tower Corp.	4.050%	3/15/2032	9,665	9,405
	American Tower Corp.	5.550%	7/15/2033	24,054	25,193
	American Tower Corp.	5.450%	2/15/2034	1,494	1,551
	American Tower Corp.	5.400%	1/31/2035	17,789	18,308
	American Tower Corp.	5.350%	3/15/2035	6,275	6,434
	American Tower Corp.	3.700%	10/15/2049	874	648
	American Tower Corp.	3.100%	6/15/2050	1,011	664
	American Tower Corp.	2.950%	1/15/2051	17,233	10,940
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	4,510	4,543
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	6,650	6,490
[1]	AvalonBay Communities Inc.	3.350%	5/15/2027	14,306	14,198
[1]	AvalonBay Communities Inc.	3.200%	1/15/2028	6,914	6,816
	AvalonBay Communities Inc.	1.900%	12/1/2028	4,170	3,942
[1]	AvalonBay Communities Inc.	3.300%	6/1/2029	4,598	4,479
[1]	AvalonBay Communities Inc.	2.300%	3/1/2030	8,345	7,734
	AvalonBay Communities Inc.	4.350%	12/1/2030	5,731	5,742
[1]	AvalonBay Communities Inc.	2.450%	1/15/2031	3,356	3,070
	AvalonBay Communities Inc.	2.050%	1/15/2032	10,162	8,919
	AvalonBay Communities Inc.	5.000%	2/15/2033	6,803	6,966
	AvalonBay Communities Inc.	5.350%	6/1/2034	5,600	5,816
	AvalonBay Communities Inc.	5.000%	8/1/2035	5,300	5,356
[1]	AvalonBay Communities Inc.	3.900%	10/15/2046	5,045	4,030
[1]	AvalonBay Communities Inc.	4.150%	7/1/2047	969	800
[1]	AvalonBay Communities Inc.	4.350%	4/15/2048	4,355	3,701
	Boston Properties LP	4.500%	12/1/2028	4,817	4,848
	Boston Properties LP	3.400%	6/21/2029	9,535	9,230
	Boston Properties LP	2.900%	3/15/2030	13,543	12,689
	Boston Properties LP	3.250%	1/30/2031	8,185	7,673
	Boston Properties LP	2.550%	4/1/2032	1,238	1,080
	Boston Properties LP	2.450%	10/1/2033	20,234	16,758
	Boston Properties LP	6.500%	1/15/2034	5,387	5,800
	Boston Properties LP	5.750%	1/15/2035	6,500	6,687
	Brixmor Operating Partnership LP	3.900%	3/15/2027	3,414	3,406
	Brixmor Operating Partnership LP	2.250%	4/1/2028	6,371	6,114
	Brixmor Operating Partnership LP	4.125%	5/15/2029	9,268	9,228
	Brixmor Operating Partnership LP	4.050%	7/1/2030	10,804	10,653
	Brixmor Operating Partnership LP	2.500%	8/16/2031	10,114	9,086
	Brixmor Operating Partnership LP	5.200%	4/1/2032	3,235	3,312
	Brixmor Operating Partnership LP	5.750%	2/15/2035	5,125	5,381
	Broadstone Net Lease LLC	2.600%	9/15/2031	4,777	4,227
	Camden Property Trust	4.100%	10/15/2028	12,125	12,176
	Camden Property Trust	3.150%	7/1/2029	14,968	14,455
	Camden Property Trust	2.800%	5/15/2030	19,166	18,089
	Camden Property Trust	3.350%	11/1/2049	3,518	2,478
103

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
CBRE Services Inc.	5.500%	4/1/2029	5,420	5,618
CBRE Services Inc.	4.800%	6/15/2030	3,900	3,953
CBRE Services Inc.	2.500%	4/1/2031	6,109	5,544
CBRE Services Inc.	4.900%	1/15/2033	7,877	7,912
CBRE Services Inc.	5.950%	8/15/2034	1,472	1,573
CBRE Services Inc.	5.500%	6/15/2035	10,588	10,938
COPT Defense Properties LP	2.000%	1/15/2029	5,530	5,162
COPT Defense Properties LP	4.500%	10/15/2030	12,171	12,115
COPT Defense Properties LP	2.750%	4/15/2031	6,639	6,058
COPT Defense Properties LP	2.900%	12/1/2033	9,968	8,510
Cousins Properties LP	5.375%	2/15/2032	5,855	6,034
Cousins Properties LP	5.875%	10/1/2034	13,310	13,902
Crown Castle Inc.	2.900%	3/15/2027	7,748	7,637
Crown Castle Inc.	3.650%	9/1/2027	13,120	13,016
Crown Castle Inc.	5.000%	1/11/2028	11,001	11,172
Crown Castle Inc.	3.800%	2/15/2028	32,692	32,436
Crown Castle Inc.	4.800%	9/1/2028	8,055	8,170
Crown Castle Inc.	4.300%	2/15/2029	5,577	5,566
Crown Castle Inc.	5.600%	6/1/2029	1,600	1,660
Crown Castle Inc.	4.900%	9/1/2029	8,674	8,803
Crown Castle Inc.	3.300%	7/1/2030	5,523	5,236
Crown Castle Inc.	2.100%	4/1/2031	12,519	11,046
Crown Castle Inc.	2.500%	7/15/2031	27,714	24,767
Crown Castle Inc.	5.100%	5/1/2033	400	403
Crown Castle Inc.	5.800%	3/1/2034	5,640	5,914
Crown Castle Inc.	5.200%	9/1/2034	23,579	23,808
Crown Castle Inc.	4.750%	5/15/2047	5,538	4,795
Crown Castle Inc.	5.200%	2/15/2049	13,908	12,514
Crown Castle Inc.	4.000%	11/15/2049	7,114	5,331
Crown Castle Inc.	4.150%	7/1/2050	6,998	5,423
Crown Castle Inc.	3.250%	1/15/2051	16,079	10,604
CubeSmart LP	2.250%	12/15/2028	7,120	6,763
CubeSmart LP	4.375%	2/15/2029	5,690	5,706
CubeSmart LP	3.000%	2/15/2030	5,774	5,474
CubeSmart LP	2.500%	2/15/2032	13,091	11,581
Digital Realty Trust LP	3.700%	8/15/2027	15,211	15,133
Digital Realty Trust LP	5.550%	1/15/2028	9,712	9,981
Digital Realty Trust LP	4.450%	7/15/2028	13,835	13,930
Digital Realty Trust LP	3.600%	7/1/2029	18,552	18,181
DOC DR LLC	4.300%	3/15/2027	10,245	10,263
DOC DR LLC	3.950%	1/15/2028	5,029	5,001
DOC DR LLC	2.625%	11/1/2031	21,225	19,085
EPR Properties	4.750%	12/15/2026	3,781	3,791
EPR Properties	4.500%	6/1/2027	8,653	8,664
EPR Properties	4.950%	4/15/2028	6,071	6,119
EPR Properties	3.750%	8/15/2029	8,335	8,076
EPR Properties	3.600%	11/15/2031	5,225	4,844
Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	14,800	14,846
Equinix Inc.	1.800%	7/15/2027	12,446	12,037
Equinix Inc.	1.550%	3/15/2028	8,891	8,438
Equinix Inc.	2.000%	5/15/2028	4,715	4,497
Equinix Inc.	3.200%	11/18/2029	28,457	27,329
Equinix Inc.	2.150%	7/15/2030	6,434	5,839
Equinix Inc.	2.500%	5/15/2031	12,800	11,592
Equinix Inc.	3.000%	7/15/2050	7,936	5,064
Equinix Inc.	2.950%	9/15/2051	5,306	3,325
Equinix Inc.	3.400%	2/15/2052	9,145	6,240
ERP Operating LP	3.250%	8/1/2027	5,666	5,612
ERP Operating LP	3.500%	3/1/2028	16,889	16,728
ERP Operating LP	4.150%	12/1/2028	4,958	4,984
ERP Operating LP	3.000%	7/1/2029	7,256	6,995
ERP Operating LP	2.500%	2/15/2030	9,029	8,470
ERP Operating LP	1.850%	8/1/2031	2,277	2,008
ERP Operating LP	4.950%	6/15/2032	4,730	4,837
ERP Operating LP	4.650%	9/15/2034	10,096	9,992
ERP Operating LP	4.500%	7/1/2044	8,852	7,864
ERP Operating LP	4.500%	6/1/2045	3,330	2,912
ERP Operating LP	4.000%	8/1/2047	4,746	3,816
Essential Properties LP	2.950%	7/15/2031	5,345	4,881
Essential Properties LP	5.400%	12/1/2035	1,900	1,907
104

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Essex Portfolio LP	1.700%	3/1/2028	7,590	7,206
	Essex Portfolio LP	4.000%	3/1/2029	12,550	12,454
	Essex Portfolio LP	3.000%	1/15/2030	16,313	15,484
	Essex Portfolio LP	1.650%	1/15/2031	5,002	4,365
	Essex Portfolio LP	2.550%	6/15/2031	2,300	2,085
	Essex Portfolio LP	2.650%	3/15/2032	6,907	6,161
	Essex Portfolio LP	5.500%	4/1/2034	3,245	3,360
	Essex Portfolio LP	5.375%	4/1/2035	5,375	5,532
	Essex Portfolio LP	4.875%	2/15/2036	12,800	12,560
	Essex Portfolio LP	4.500%	3/15/2048	8,715	7,395
	Extra Space Storage LP	3.875%	12/15/2027	3,264	3,256
	Extra Space Storage LP	5.700%	4/1/2028	8,800	9,093
	Extra Space Storage LP	3.900%	4/1/2029	7,364	7,271
	Extra Space Storage LP	5.500%	7/1/2030	8,130	8,464
	Extra Space Storage LP	2.200%	10/15/2030	5,059	4,578
	Extra Space Storage LP	5.900%	1/15/2031	7,326	7,770
	Extra Space Storage LP	2.550%	6/1/2031	8,145	7,360
	Extra Space Storage LP	2.400%	10/15/2031	9,113	8,095
	Extra Space Storage LP	2.350%	3/15/2032	13,736	12,025
	Extra Space Storage LP	4.950%	1/15/2033	10,850	10,957
	Extra Space Storage LP	5.400%	2/1/2034	8,165	8,382
	Extra Space Storage LP	5.350%	1/15/2035	8,390	8,581
	Extra Space Storage LP	5.400%	6/15/2035	11,745	12,037
	Federal Realty OP LP	3.250%	7/15/2027	3,636	3,593
	Federal Realty OP LP	5.375%	5/1/2028	4,115	4,218
	Federal Realty OP LP	3.200%	6/15/2029	6,685	6,452
	Federal Realty OP LP	4.500%	12/1/2044	15,018	13,122
	GLP Capital LP	5.750%	6/1/2028	11,066	11,356
	GLP Capital LP	5.300%	1/15/2029	10,410	10,594
	GLP Capital LP	4.000%	1/15/2030	16,554	16,042
	GLP Capital LP	4.000%	1/15/2031	12,710	12,156
	GLP Capital LP	3.250%	1/15/2032	4,641	4,194
	GLP Capital LP	5.250%	2/15/2033	7,505	7,519
	GLP Capital LP	6.750%	12/1/2033	7,981	8,652
	GLP Capital LP	5.625%	9/15/2034	8,881	9,005
	GLP Capital LP	5.750%	11/1/2037	11,400	11,329
	GLP Capital LP	6.250%	9/15/2054	5,686	5,647
	Healthcare Realty Holdings LP	3.750%	7/1/2027	9,602	9,538
	Healthcare Realty Holdings LP	3.100%	2/15/2030	5,462	5,184
	Healthcare Realty Holdings LP	2.000%	3/15/2031	11,805	10,360
	Healthpeak OP LLC	2.125%	12/1/2028	4,881	4,608
	Healthpeak OP LLC	3.500%	7/15/2029	17,322	16,845
	Healthpeak OP LLC	3.000%	1/15/2030	20,451	19,387
	Healthpeak OP LLC	2.875%	1/15/2031	10,697	9,913
	Healthpeak OP LLC	5.250%	12/15/2032	4,448	4,556
	Healthpeak OP LLC	5.375%	2/15/2035	4,200	4,289
	Healthpeak OP LLC	6.750%	2/1/2041	3,340	3,667
	Highwoods Realty LP	3.875%	3/1/2027	7,128	7,080
	Highwoods Realty LP	4.125%	3/15/2028	5,014	4,967
	Highwoods Realty LP	4.200%	4/15/2029	5,227	5,142
	Highwoods Realty LP	3.050%	2/15/2030	11,015	10,247
	Highwoods Realty LP	2.600%	2/1/2031	11,404	10,222
	Highwoods Realty LP	5.350%	1/15/2033	10,363	10,365
	Host Hotels & Resorts LP	4.250%	12/15/2028	14,677	14,688
[1]	Host Hotels & Resorts LP	3.375%	12/15/2029	12,080	11,586
[1]	Host Hotels & Resorts LP	3.500%	9/15/2030	15,385	14,675
[1]	Host Hotels & Resorts LP	2.900%	12/15/2031	7,476	6,774
	Host Hotels & Resorts LP	5.700%	7/1/2034	11,061	11,426
	Host Hotels & Resorts LP	5.500%	4/15/2035	8,585	8,684
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	1,701	1,769
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	8,667	7,575
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	5,075	4,928
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	5,427	5,623
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	8,130	6,951
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	4,875	5,214
	Kilroy Realty LP	4.750%	12/15/2028	8,300	8,343
	Kilroy Realty LP	4.250%	8/15/2029	8,821	8,645
	Kilroy Realty LP	3.050%	2/15/2030	8,431	7,833
	Kilroy Realty LP	2.500%	11/15/2032	9,176	7,657
	Kilroy Realty LP	2.650%	11/15/2033	15,415	12,649
105

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kimco Realty OP LLC	3.800%	4/1/2027	4,927	4,923
Kimco Realty OP LLC	1.900%	3/1/2028	15,910	15,282
Kimco Realty OP LLC	2.250%	12/1/2031	3,099	2,750
Kimco Realty OP LLC	3.200%	4/1/2032	4,424	4,108
Kimco Realty OP LLC	4.600%	2/1/2033	8,125	8,115
Kimco Realty OP LLC	6.400%	3/1/2034	7,851	8,662
Kimco Realty OP LLC	4.850%	3/1/2035	14,180	14,114
Kimco Realty OP LLC	4.250%	4/1/2045	1,975	1,661
Kimco Realty OP LLC	4.125%	12/1/2046	1,420	1,167
Kimco Realty OP LLC	4.450%	9/1/2047	6,160	5,254
Kimco Realty OP LLC	3.700%	10/1/2049	2,775	2,058
Kite Realty Group LP	4.950%	12/15/2031	5,880	5,975
Kite Realty Group LP	5.200%	8/15/2032	3,025	3,093
Kite Realty Group LP	5.500%	3/1/2034	3,729	3,846
Kite Realty Group Trust	4.750%	9/15/2030	5,555	5,615
Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	2,825	2,887
LXP Industrial Trust	2.700%	9/15/2030	3,396	3,114
LXP Industrial Trust	2.375%	10/1/2031	6,920	6,044
Mid-America Apartments LP	3.600%	6/1/2027	12,525	12,489
Mid-America Apartments LP	4.200%	6/15/2028	7,305	7,334
Mid-America Apartments LP	3.950%	3/15/2029	2,613	2,598
Mid-America Apartments LP	2.750%	3/15/2030	15,699	14,842
Mid-America Apartments LP	1.700%	2/15/2031	9,235	8,092
Mid-America Apartments LP	5.300%	2/15/2032	2,545	2,653
Mid-America Apartments LP	4.950%	3/1/2035	3,515	3,541
National Health Investors Inc.	3.000%	2/1/2031	8,338	7,567
NNN REIT Inc.	3.600%	12/15/2026	3,847	3,832
NNN REIT Inc.	3.500%	10/15/2027	13,688	13,572
NNN REIT Inc.	4.300%	10/15/2028	4,032	4,056
NNN REIT Inc.	2.500%	4/15/2030	5,932	5,503
NNN REIT Inc.	4.600%	2/15/2031	5,750	5,787
NNN REIT Inc.	5.600%	10/15/2033	7,420	7,756
NNN REIT Inc.	5.500%	6/15/2034	2,185	2,262
NNN REIT Inc.	4.800%	10/15/2048	5,839	5,135
NNN REIT Inc.	3.100%	4/15/2050	11,193	7,246
NNN REIT Inc.	3.500%	4/15/2051	5,321	3,747
NNN REIT Inc.	3.000%	4/15/2052	7,920	4,951
Omega Healthcare Investors Inc.	4.500%	4/1/2027	11,260	11,298
Omega Healthcare Investors Inc.	3.625%	10/1/2029	8,025	7,764
Omega Healthcare Investors Inc.	5.200%	7/1/2030	6,980	7,103
Omega Healthcare Investors Inc.	3.375%	2/1/2031	23,830	22,269
Omega Healthcare Investors Inc.	3.250%	4/15/2033	6,939	6,166
Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	7,840	7,028
Piedmont Operating Partnership LP	6.875%	7/15/2029	9,605	10,209
Piedmont Operating Partnership LP	3.150%	8/15/2030	4,015	3,692
Piedmont Operating Partnership LP	2.750%	4/1/2032	4,055	3,487
Prologis LP	2.125%	4/15/2027	12,235	11,978
Prologis LP	3.375%	12/15/2027	8,006	7,944
Prologis LP	4.875%	6/15/2028	5,894	6,033
Prologis LP	3.875%	9/15/2028	8,018	7,998
Prologis LP	4.000%	9/15/2028	6,205	6,215
Prologis LP	4.375%	2/1/2029	9,722	9,816
Prologis LP	2.875%	11/15/2029	5,016	4,796
Prologis LP	2.250%	4/15/2030	25,016	23,223
Prologis LP	1.750%	7/1/2030	7,472	6,722
Prologis LP	1.250%	10/15/2030	6,112	5,352
Prologis LP	1.750%	2/1/2031	4,870	4,306
Prologis LP	1.625%	3/15/2031	13,861	12,125
Prologis LP	2.250%	1/15/2032	8,931	7,905
Prologis LP	4.750%	6/15/2033	9,110	9,185
Prologis LP	5.125%	1/15/2034	9,840	10,104
Prologis LP	5.000%	3/15/2034	15,070	15,347
Prologis LP	5.000%	1/31/2035	3,840	3,891
Prologis LP	5.250%	5/15/2035	10,000	10,312
Prologis LP	4.375%	9/15/2048	3,914	3,293
Prologis LP	3.050%	3/1/2050	8,320	5,548
Prologis LP	3.000%	4/15/2050	13,508	8,892
Prologis LP	2.125%	10/15/2050	9,805	5,283
Prologis LP	5.250%	6/15/2053	9,657	9,172
Prologis LP	5.250%	3/15/2054	5,625	5,342
106

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Storage Operating Co.	3.094%	9/15/2027	7,314	7,230
	Public Storage Operating Co.	5.125%	1/15/2029	8,641	8,928
	Public Storage Operating Co.	3.385%	5/1/2029	11,012	10,778
	Public Storage Operating Co.	4.375%	7/1/2030	7,065	7,125
	Public Storage Operating Co.	2.300%	5/1/2031	9,710	8,784
	Public Storage Operating Co.	2.250%	11/9/2031	6,350	5,665
	Public Storage Operating Co.	5.100%	8/1/2033	19,110	19,790
	Public Storage Operating Co.	5.000%	7/1/2035	7,240	7,346
	Public Storage Operating Co.	5.350%	8/1/2053	11,291	10,904
[5]	Public Storage Operating Co., SOFR + 0.700%	4.502%	4/16/2027	1,046	1,049
	Rayonier LP	2.750%	5/17/2031	4,093	3,689
	Realty Income Corp.	3.000%	1/15/2027	9,610	9,523
	Realty Income Corp.	3.200%	1/15/2027	3,979	3,945
	Realty Income Corp.	3.950%	8/15/2027	7,752	7,755
	Realty Income Corp.	3.400%	1/15/2028	8,168	8,080
	Realty Income Corp.	3.650%	1/15/2028	10,673	10,604
	Realty Income Corp.	2.200%	6/15/2028	4,030	3,868
	Realty Income Corp.	4.750%	2/15/2029	4,318	4,394
	Realty Income Corp.	3.250%	6/15/2029	11,405	11,082
	Realty Income Corp.	4.000%	7/15/2029	7,569	7,530
	Realty Income Corp.	3.100%	12/15/2029	17,229	16,580
	Realty Income Corp.	3.400%	1/15/2030	6,860	6,668
	Realty Income Corp.	3.250%	1/15/2031	21,415	20,378
	Realty Income Corp.	3.200%	2/15/2031	6,848	6,493
	Realty Income Corp.	2.700%	2/15/2032	5,405	4,880
	Realty Income Corp.	5.625%	10/13/2032	5,498	5,834
	Realty Income Corp.	2.850%	12/15/2032	8,208	7,363
	Realty Income Corp.	4.500%	2/1/2033	12,723	12,592
	Realty Income Corp.	1.800%	3/15/2033	8,570	7,114
	Realty Income Corp.	5.125%	2/15/2034	14,729	15,093
	Realty Income Corp.	5.125%	4/15/2035	2,985	3,035
	Realty Income Corp.	4.650%	3/15/2047	12,764	11,255
	Realty Income Corp.	5.375%	9/1/2054	3,725	3,589
	Regency Centers LP	3.600%	2/1/2027	5,254	5,232
	Regency Centers LP	4.125%	3/15/2028	3,880	3,890
	Regency Centers LP	2.950%	9/15/2029	9,020	8,645
	Regency Centers LP	3.700%	6/15/2030	8,465	8,292
	Regency Centers LP	5.250%	1/15/2034	5,760	5,920
	Regency Centers LP	5.100%	1/15/2035	5,985	6,060
	Regency Centers LP	4.400%	2/1/2047	6,090	5,203
	Regency Centers LP	4.650%	3/15/2049	3,910	3,399
	Rexford Industrial Realty LP	5.000%	6/15/2028	3,420	3,481
	Rexford Industrial Realty LP	2.125%	12/1/2030	6,905	6,176
	Rexford Industrial Realty LP	2.150%	9/1/2031	7,121	6,238
	Sabra Health Care LP	3.900%	10/15/2029	18,690	18,306
	Sabra Health Care LP	3.200%	12/1/2031	1,871	1,711
	Safehold GL Holdings LLC	2.800%	6/15/2031	7,073	6,506
	Safehold GL Holdings LLC	2.850%	1/15/2032	9,150	8,232
	Safehold GL Holdings LLC	6.100%	4/1/2034	2,753	2,919
	Safehold GL Holdings LLC	5.650%	1/15/2035	4,460	4,584
	Simon Property Group LP	1.375%	1/15/2027	4,899	4,772
	Simon Property Group LP	3.375%	6/15/2027	15,143	15,042
	Simon Property Group LP	3.375%	12/1/2027	14,950	14,836
	Simon Property Group LP	1.750%	2/1/2028	16,525	15,843
	Simon Property Group LP	2.450%	9/13/2029	23,698	22,398
	Simon Property Group LP	2.650%	7/15/2030	9,668	9,061
	Simon Property Group LP	4.375%	10/1/2030	5,650	5,694
	Simon Property Group LP	2.200%	2/1/2031	5,830	5,273
	Simon Property Group LP	2.250%	1/15/2032	9,725	8,585
	Simon Property Group LP	2.650%	2/1/2032	7,296	6,571
	Simon Property Group LP	6.250%	1/15/2034	10,305	11,307
	Simon Property Group LP	4.750%	9/26/2034	18,450	18,352
	Simon Property Group LP	5.125%	10/1/2035	14,792	15,007
	Simon Property Group LP	6.750%	2/1/2040	12,513	14,377
	Simon Property Group LP	4.750%	3/15/2042	2,571	2,366
	Simon Property Group LP	4.250%	10/1/2044	1,081	910
	Simon Property Group LP	4.250%	11/30/2046	9,260	7,722
	Simon Property Group LP	3.250%	9/13/2049	14,087	9,697
	Simon Property Group LP	3.800%	7/15/2050	13,377	10,048
	Simon Property Group LP	5.850%	3/8/2053	8,290	8,417
107

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	6.650%	1/15/2054	6,790	7,588
	Store Capital LLC	4.500%	3/15/2028	6,170	6,186
	Store Capital LLC	4.625%	3/15/2029	5,820	5,797
[6]	Store Capital LLC	5.400%	4/30/2030	3,010	3,064
	Store Capital LLC	2.750%	11/18/2030	3,438	3,126
	Sun Communities Operating LP	2.300%	11/1/2028	3,070	2,921
	Sun Communities Operating LP	4.200%	4/15/2032	16,180	15,702
	Tanger Properties LP	3.875%	7/15/2027	3,320	3,302
	Tanger Properties LP	2.750%	9/1/2031	6,295	5,695
[1]	UDR Inc.	3.500%	7/1/2027	3,668	3,639
[1]	UDR Inc.	3.500%	1/15/2028	6,670	6,593
[1]	UDR Inc.	3.200%	1/15/2030	3,135	3,013
	UDR Inc.	3.000%	8/15/2031	8,200	7,591
[1]	UDR Inc.	2.100%	8/1/2032	4,199	3,588
[1]	UDR Inc.	1.900%	3/15/2033	8,528	7,043
[1]	UDR Inc.	2.100%	6/15/2033	3,950	3,286
	UDR Inc.	5.125%	9/1/2034	3,560	3,598
	UDR Inc.	3.100%	11/1/2034	4,905	4,255
	Ventas Realty LP	3.850%	4/1/2027	6,302	6,288
	Ventas Realty LP	4.000%	3/1/2028	15,818	15,795
	Ventas Realty LP	4.400%	1/15/2029	6,834	6,864
	Ventas Realty LP	3.000%	1/15/2030	8,375	7,970
	Ventas Realty LP	4.750%	11/15/2030	7,149	7,245
	Ventas Realty LP	5.100%	7/15/2032	5,850	6,008
	Ventas Realty LP	5.625%	7/1/2034	3,238	3,381
	Ventas Realty LP	5.000%	1/15/2035	9,045	9,055
	Ventas Realty LP	5.000%	2/15/2036	6,575	6,533
	Ventas Realty LP	5.700%	9/30/2043	4,684	4,708
	Ventas Realty LP	4.375%	2/1/2045	5,080	4,261
	Ventas Realty LP	4.875%	4/15/2049	7,517	6,570
	VICI Properties LP	4.750%	2/15/2028	9,715	9,812
	VICI Properties LP	4.950%	2/15/2030	13,909	14,074
	VICI Properties LP	5.125%	11/15/2031	12,390	12,546
	VICI Properties LP	5.125%	5/15/2032	20,057	20,190
	VICI Properties LP	5.750%	4/1/2034	14,900	15,385
	VICI Properties LP	5.625%	4/1/2035	3,830	3,910
	VICI Properties LP	5.625%	5/15/2052	13,072	12,218
	Welltower OP LLC	2.700%	2/15/2027	18,667	18,419
	Welltower OP LLC	4.250%	4/15/2028	9,380	9,444
	Welltower OP LLC	4.125%	3/15/2029	17,304	17,339
	Welltower OP LLC	3.100%	1/15/2030	13,681	13,124
	Welltower OP LLC	4.500%	7/1/2030	12,505	12,640
	Welltower OP LLC	2.750%	1/15/2031	17,218	16,012
	Welltower OP LLC	2.750%	1/15/2032	5,450	4,962
	Welltower OP LLC	3.850%	6/15/2032	6,027	5,818
	Welltower OP LLC	5.125%	7/1/2035	13,965	14,257
	Welltower OP LLC	6.500%	3/15/2041	5,252	5,855
	Welltower OP LLC	5.125%	3/15/2043	650	611
	Welltower OP LLC	4.950%	9/1/2048	5,831	5,418
	Weyerhaeuser Co.	4.000%	11/15/2029	4,857	4,808
	Weyerhaeuser Co.	4.000%	4/15/2030	13,524	13,331
	Weyerhaeuser Co.	7.375%	3/15/2032	6,804	7,752
	Weyerhaeuser Co.	3.375%	3/9/2033	6,542	5,980
	Weyerhaeuser Co.	4.000%	3/9/2052	4,537	3,497
	WP Carey Inc.	3.850%	7/15/2029	7,284	7,179
	WP Carey Inc.	2.250%	4/1/2033	14,705	12,403
					3,495,568
Technology (2.2%)
	Accenture Capital Inc.	3.900%	10/4/2027	13,725	13,778
	Accenture Capital Inc.	4.050%	10/4/2029	15,480	15,531
	Accenture Capital Inc.	4.250%	10/4/2031	32,762	32,771
	Accenture Capital Inc.	4.500%	10/4/2034	19,070	18,801
	Adobe Inc.	2.150%	2/1/2027	14,725	14,482
	Adobe Inc.	4.850%	4/4/2027	8,925	9,045
	Adobe Inc.	4.750%	1/17/2028	6,849	6,984
	Adobe Inc.	4.950%	1/17/2030	8,807	9,115
	Adobe Inc.	2.300%	2/1/2030	21,447	20,072
	Adobe Inc.	5.300%	1/17/2035	7,775	8,191
	Advanced Micro Devices Inc.	4.319%	3/24/2028	5,705	5,760
108

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Advanced Micro Devices Inc.	4.393%	6/1/2052	4,858	4,104
Amdocs Ltd.	2.538%	6/15/2030	8,333	7,641
Analog Devices Inc.	3.500%	12/5/2026	7,503	7,482
Analog Devices Inc.	3.450%	6/15/2027	8,218	8,172
Analog Devices Inc.	4.250%	6/15/2028	10,965	11,054
Analog Devices Inc.	1.700%	10/1/2028	16,990	16,035
Analog Devices Inc.	4.500%	6/15/2030	12,210	12,377
Analog Devices Inc.	2.100%	10/1/2031	15,791	14,030
Analog Devices Inc.	2.800%	10/1/2041	19,931	14,679
Analog Devices Inc.	2.950%	10/1/2051	18,625	12,076
Apple Inc.	3.350%	2/9/2027	892	889
Apple Inc.	3.200%	5/11/2027	56,062	55,770
Apple Inc.	2.900%	9/12/2027	42,692	42,179
Apple Inc.	3.000%	11/13/2027	22,735	22,526
Apple Inc.	1.200%	2/8/2028	40,720	38,726
Apple Inc.	4.000%	5/10/2028	39,443	39,738
Apple Inc.	4.000%	5/12/2028	13,915	14,018
Apple Inc.	1.400%	8/5/2028	15,064	14,233
Apple Inc.	3.250%	8/8/2029	2,650	2,603
Apple Inc.	2.200%	9/11/2029	33,085	31,209
Apple Inc.	4.150%	5/10/2030	3,877	3,920
Apple Inc.	1.650%	5/11/2030	30,628	27,859
Apple Inc.	4.200%	5/12/2030	11,050	11,170
Apple Inc.	1.250%	8/20/2030	27,631	24,513
Apple Inc.	1.650%	2/8/2031	40,376	36,020
Apple Inc.	1.700%	8/5/2031	11,428	10,123
Apple Inc.	4.500%	5/12/2032	7,660	7,833
Apple Inc.	3.350%	8/8/2032	16,694	15,985
Apple Inc.	4.750%	5/12/2035	8,655	8,865
Apple Inc.	4.500%	2/23/2036	7,455	7,535
Apple Inc.	2.375%	2/8/2041	15,044	10,828
Apple Inc.	3.850%	5/4/2043	34,233	28,870
Apple Inc.	4.450%	5/6/2044	4,292	3,944
Apple Inc.	3.450%	2/9/2045	36,362	28,213
Apple Inc.	4.375%	5/13/2045	30,676	27,363
Apple Inc.	4.650%	2/23/2046	87,570	80,337
Apple Inc.	3.850%	8/4/2046	35,200	28,544
Apple Inc.	3.750%	9/12/2047	20,402	16,090
Apple Inc.	3.750%	11/13/2047	15,873	12,547
Apple Inc.	2.950%	9/11/2049	12,289	8,216
Apple Inc.	2.650%	5/11/2050	32,760	20,476
Apple Inc.	2.400%	8/20/2050	32,370	19,227
Apple Inc.	2.650%	2/8/2051	29,962	18,528
Apple Inc.	2.700%	8/5/2051	20,172	12,574
Apple Inc.	3.950%	8/8/2052	16,819	13,328
Apple Inc.	2.550%	8/20/2060	12,010	6,685
Apple Inc.	2.800%	2/8/2061	32,664	19,133
Apple Inc.	2.850%	8/5/2061	22,702	13,397
Applied Materials Inc.	3.300%	4/1/2027	14,426	14,356
Applied Materials Inc.	1.750%	6/1/2030	9,428	8,526
Applied Materials Inc.	4.000%	1/15/2031	7,452	7,410
Applied Materials Inc.	5.100%	10/1/2035	12,148	12,519
Applied Materials Inc.	4.600%	1/15/2036	7,644	7,525
Applied Materials Inc.	5.850%	6/15/2041	7,905	8,402
Applied Materials Inc.	4.350%	4/1/2047	11,479	9,857
Applied Materials Inc.	2.750%	6/1/2050	11,690	7,483
Arrow Electronics Inc.	3.875%	1/12/2028	8,185	8,125
Arrow Electronics Inc.	2.950%	2/15/2032	7,181	6,419
Arrow Electronics Inc.	5.875%	4/10/2034	7,305	7,622
Atlassian Corp.	5.250%	5/15/2029	10,866	11,178
Atlassian Corp.	5.500%	5/15/2034	10,544	10,910
Autodesk Inc.	3.500%	6/15/2027	10,105	10,039
Autodesk Inc.	2.850%	1/15/2030	10,190	9,630
Autodesk Inc.	2.400%	12/15/2031	16,065	14,290
Automatic Data Processing Inc.	1.700%	5/15/2028	20,529	19,605
Automatic Data Processing Inc.	1.250%	9/1/2030	14,809	13,096
Automatic Data Processing Inc.	4.750%	5/8/2032	12,090	12,392
Automatic Data Processing Inc.	4.450%	9/9/2034	6,475	6,452
Avnet Inc.	6.250%	3/15/2028	6,725	6,967
Avnet Inc.	3.000%	5/15/2031	3,937	3,549
109

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	11,035	11,505
	Broadcom Inc.	5.050%	7/12/2027	13,887	14,129
	Broadcom Inc.	1.950%	2/15/2028	13,767	13,217
	Broadcom Inc.	4.150%	2/15/2028	9,635	9,672
	Broadcom Inc.	4.800%	4/15/2028	20,130	20,489
	Broadcom Inc.	4.110%	9/15/2028	26,305	26,372
[6]	Broadcom Inc.	4.000%	4/15/2029	8,080	8,047
	Broadcom Inc.	4.750%	4/15/2029	80,473	81,973
	Broadcom Inc.	5.050%	7/12/2029	43,995	45,297
	Broadcom Inc.	4.350%	2/15/2030	12,317	12,398
	Broadcom Inc.	5.000%	4/15/2030	12,685	13,060
	Broadcom Inc.	5.050%	4/15/2030	33,755	34,831
	Broadcom Inc.	4.600%	7/15/2030	13,315	13,528
	Broadcom Inc.	4.200%	10/15/2030	14,476	14,462
	Broadcom Inc.	4.150%	11/15/2030	20,875	20,787
	Broadcom Inc.	2.450%	2/15/2031	78,374	71,646
	Broadcom Inc.	5.150%	11/15/2031	13,801	14,304
[1]	Broadcom Inc.	4.550%	2/15/2032	12,250	12,282
[6]	Broadcom Inc.	4.150%	4/15/2032	16,717	16,341
	Broadcom Inc.	5.200%	4/15/2032	14,975	15,532
	Broadcom Inc.	4.900%	7/15/2032	18,780	19,164
	Broadcom Inc.	4.300%	11/15/2032	29,006	28,594
	Broadcom Inc.	2.600%	2/15/2033	18,708	16,480
	Broadcom Inc.	3.419%	4/15/2033	14,508	13,429
	Broadcom Inc.	3.469%	4/15/2034	42,658	38,964
	Broadcom Inc.	4.800%	10/15/2034	23,195	23,212
	Broadcom Inc.	5.200%	7/15/2035	33,472	34,293
[6]	Broadcom Inc.	3.137%	11/15/2035	50,452	43,460
	Broadcom Inc.	4.800%	2/15/2036	63,649	62,735
[6]	Broadcom Inc.	3.187%	11/15/2036	33,283	28,219
[6]	Broadcom Inc.	4.926%	5/15/2037	33,087	32,631
	Broadcom Inc.	4.900%	2/15/2038	60,482	59,316
	Broadcom Inc.	3.500%	2/15/2041	27,327	22,254
	Broadcom Inc.	3.750%	2/15/2051	13,504	10,198
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	11,535	10,935
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	14,129	12,840
	Cadence Design Systems Inc.	4.200%	9/10/2027	4,495	4,523
	Cadence Design Systems Inc.	4.300%	9/10/2029	20,175	20,271
	Cadence Design Systems Inc.	4.700%	9/10/2034	32,680	32,678
	CDW LLC	2.670%	12/1/2026	9,505	9,380
	CDW LLC	4.250%	4/1/2028	11,327	11,297
	CDW LLC	3.250%	2/15/2029	8,717	8,397
	CDW LLC	5.100%	3/1/2030	4,613	4,699
	CDW LLC	3.569%	12/1/2031	1,756	1,634
	CDW LLC	5.550%	8/22/2034	6,118	6,236
[6]	CGI Inc.	4.950%	3/14/2030	10,650	10,784
	CGI Inc.	2.300%	9/14/2031	6,530	5,790
	Cintas Corp. No. 2	3.700%	4/1/2027	6,154	6,142
	Cintas Corp. No. 2	4.200%	5/1/2028	7,325	7,362
	Cintas Corp. No. 2	4.000%	5/1/2032	8,740	8,543
	Cisco Systems Inc.	4.800%	2/26/2027	19,777	19,997
	Cisco Systems Inc.	4.550%	2/24/2028	9,331	9,483
	Cisco Systems Inc.	4.850%	2/26/2029	110,173	113,132
	Cisco Systems Inc.	4.750%	2/24/2030	16,002	16,450
	Cisco Systems Inc.	4.950%	2/26/2031	57,592	59,680
	Cisco Systems Inc.	4.950%	2/24/2032	13,766	14,205
	Cisco Systems Inc.	5.050%	2/26/2034	44,258	45,547
	Cisco Systems Inc.	5.100%	2/24/2035	25,148	25,858
	Cisco Systems Inc.	5.900%	2/15/2039	27,888	30,004
	Cisco Systems Inc.	5.500%	1/15/2040	18,483	19,160
	Cisco Systems Inc.	5.300%	2/26/2054	18,061	17,296
	Cisco Systems Inc.	5.500%	2/24/2055	7,245	7,156
	Cisco Systems Inc.	5.350%	2/26/2064	13,107	12,403
	Concentrix Corp.	6.600%	8/2/2028	9,181	9,478
	Corning Inc.	4.700%	3/15/2037	3,911	3,804
	Corning Inc.	5.750%	8/15/2040	8,084	8,427
	Corning Inc.	4.750%	3/15/2042	12,570	11,546
	Corning Inc.	5.350%	11/15/2048	9,881	9,580
	Corning Inc.	3.900%	11/15/2049	5,955	4,589
	Corning Inc.	4.375%	11/15/2057	6,177	4,985
110

Total Bond Market Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corning Inc.	5.850%	11/15/2068	1,780	1,724
Corning Inc.	5.450%	11/15/2079	15,296	13,962
Dell Inc.	7.100%	4/15/2028	3,617	3,842
Dell Inc.	6.500%	4/15/2038	7,678	8,241
Dell International LLC	6.100%	7/15/2027	5,997	6,161
Dell International LLC	5.250%	2/1/2028	14,925	15,259
Dell International LLC	4.750%	4/1/2028	13,914	14,118
Dell International LLC	4.150%	2/15/2029	12,395	12,384
Dell International LLC	5.300%	10/1/2029	4,174	4,308
Dell International LLC	4.350%	2/1/2030	6,970	6,974
Dell International LLC	5.000%	4/1/2030	2,298	2,353
Dell International LLC	6.200%	7/15/2030	7,468	7,972
Dell International LLC	4.500%	2/15/2031	30,339	30,317
Dell International LLC	5.300%	4/1/2032	27,992	28,780
Dell International LLC	4.750%	10/6/2032	16,351	16,325
Dell International LLC	5.750%	2/1/2033	11,330	11,940
Dell International LLC	4.850%	2/1/2035	27,622	27,225
Dell International LLC	5.500%	4/1/2035	14,723	15,161
Dell International LLC	5.100%	2/15/2036	18,126	17,879
Dell International LLC	8.100%	7/15/2036	16,495	19,973
Dell International LLC	3.375%	12/15/2041	13,401	10,171
Dell International LLC	8.350%	7/15/2046	8,166	10,358
Dell International LLC	3.450%	12/15/2051	8,375	5,695
DXC Technology Co.	2.375%	9/15/2028	11,403	10,752
Equifax Inc.	5.100%	12/15/2027	3,135	3,196
Equifax Inc.	5.100%	6/1/2028	22,499	22,994
Equifax Inc.	4.800%	9/15/2029	6,113	6,214
Equifax Inc.	3.100%	5/15/2030	11,231	10,634
Equifax Inc.	2.350%	9/15/2031	19,740	17,558
Fidelity National Information Services Inc.	1.650%	3/1/2028	7,540	7,155
Fidelity National Information Services Inc.	3.750%	5/21/2029	9,578	9,373
Fidelity National Information Services Inc.	2.250%	3/1/2031	21,421	19,128
Fidelity National Information Services Inc.	3.100%	3/1/2041	10,911	8,086
Fidelity National Information Services Inc.	4.500%	8/15/2046	2,222	1,846
Fiserv Inc.	2.250%	6/1/2027	14,969	14,573
Fiserv Inc.	4.200%	10/1/2028	13,975	13,939
Fiserv Inc.	3.500%	7/1/2029	58,164	56,410
Fiserv Inc.	4.750%	3/15/2030	15,400	15,484
Fiserv Inc.	2.650%	6/1/2030	15,259	14,069
Fiserv Inc.	4.550%	2/15/2031	14,769	14,643
Fiserv Inc.	5.625%	8/21/2033	22,474	23,157
Fiserv Inc.	5.450%	3/15/2034	15,834	16,053
Fiserv Inc.	5.150%	8/12/2034	16,690	16,570
Fiserv Inc.	5.250%	8/11/2035	3,619	3,611
Fiserv Inc.	4.400%	7/1/2049	31,944	25,047
Flex Ltd.	4.875%	6/15/2029	11,965	12,132
Flex Ltd.	4.875%	5/12/2030	5,136	5,208
Flex Ltd.	5.250%	1/15/2032	13,379	13,640
Flex Ltd.	5.375%	11/13/2035	10,426	10,406
Fortinet Inc.	2.200%	3/15/2031	7,695	6,897
Gartner Inc.	4.950%	3/20/2031	10,400	10,439
Gartner Inc.	5.600%	11/20/2035	12,200	12,199
Genpact Luxembourg Sarl	6.000%	6/4/2029	6,160	6,424
Genpact UK Finco plc	4.950%	11/18/2030	3,764	3,762
Hewlett Packard Enterprise Co.	4.050%	9/15/2027	12,252	12,256
Hewlett Packard Enterprise Co.	4.400%	9/25/2027	8,178	8,221
Hewlett Packard Enterprise Co.	5.250%	7/1/2028	17,430	17,873
Hewlett Packard Enterprise Co.	4.150%	9/15/2028	11,836	11,844
Hewlett Packard Enterprise Co.	4.550%	10/15/2029	37,527	37,746
Hewlett Packard Enterprise Co.	4.400%	10/15/2030	13,437	13,388
Hewlett Packard Enterprise Co.	4.850%	10/15/2031	21,946	22,148
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	40,587	40,270
Hewlett Packard Enterprise Co.	6.350%	10/15/2045	14,252	14,619
Hewlett Packard Enterprise Co.	5.600%	10/15/2054	26,224	24,288
HP Inc.	3.000%	6/17/2027	22,388	22,049
HP Inc.	4.750%	1/15/2028	11,985	12,131
HP Inc.	4.000%	4/15/2029	9,435	9,336
HP Inc.	5.400%	4/25/2030	13,875	14,379
HP Inc.	3.400%	6/17/2030	9,071	8,686
HP Inc.	2.650%	6/17/2031	13,749	12,390
111

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HP Inc.	4.200%	4/15/2032	8,967	8,700
	HP Inc.	6.100%	4/25/2035	19,948	21,069
	HP Inc.	6.000%	9/15/2041	11,973	12,099
	Hubbell Inc.	3.150%	8/15/2027	3,920	3,867
	Hubbell Inc.	3.500%	2/15/2028	13,756	13,616
	Hubbell Inc.	2.300%	3/15/2031	3,950	3,596
	Hubbell Inc.	4.800%	11/15/2035	5,342	5,307
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	430	415
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	10,786	10,031
	Intel Corp.	3.750%	3/25/2027	18,343	18,263
	Intel Corp.	3.150%	5/11/2027	3,250	3,211
	Intel Corp.	3.750%	8/5/2027	11,268	11,206
	Intel Corp.	4.875%	2/10/2028	30,557	30,999
	Intel Corp.	1.600%	8/12/2028	14,346	13,455
	Intel Corp.	2.450%	11/15/2029	56,785	52,986
	Intel Corp.	5.125%	2/10/2030	17,158	17,590
	Intel Corp.	3.900%	3/25/2030	32,067	31,422
	Intel Corp.	5.000%	2/21/2031	700	716
	Intel Corp.	2.000%	8/12/2031	14,536	12,746
	Intel Corp.	4.150%	8/5/2032	15,602	15,049
	Intel Corp.	4.000%	12/15/2032	15,923	15,191
	Intel Corp.	5.200%	2/10/2033	38,273	39,004
	Intel Corp.	4.600%	3/25/2040	9,065	8,068
	Intel Corp.	2.800%	8/12/2041	15,372	10,715
	Intel Corp.	4.800%	10/1/2041	16,294	14,451
	Intel Corp.	4.250%	12/15/2042	24,690	19,983
	Intel Corp.	4.900%	7/29/2045	19,012	16,379
	Intel Corp.	4.100%	5/19/2046	22,252	17,009
	Intel Corp.	4.100%	5/11/2047	12,805	9,658
	Intel Corp.	3.734%	12/8/2047	22,302	15,837
	Intel Corp.	3.250%	11/15/2049	29,288	18,726
	Intel Corp.	4.750%	3/25/2050	23,493	19,170
	Intel Corp.	3.050%	8/12/2051	17,223	10,568
	Intel Corp.	4.900%	8/5/2052	29,320	24,219
	Intel Corp.	5.700%	2/10/2053	34,612	32,224
	Intel Corp.	3.100%	2/15/2060	17,335	9,716
	Intel Corp.	3.200%	8/12/2061	14,406	8,232
	Intel Corp.	5.050%	8/5/2062	14,822	12,033
	Intel Corp.	5.900%	2/10/2063	21,156	19,805
	International Business Machines Corp.	3.300%	1/27/2027	1,497	1,488
	International Business Machines Corp.	1.700%	5/15/2027	12,150	11,810
	International Business Machines Corp.	6.220%	8/1/2027	5,800	6,015
	International Business Machines Corp.	6.500%	1/15/2028	3,970	4,168
	International Business Machines Corp.	4.500%	2/6/2028	21,205	21,416
	International Business Machines Corp.	3.500%	5/15/2029	39,157	38,377
	International Business Machines Corp.	1.950%	5/15/2030	39,310	35,825
	International Business Machines Corp.	5.875%	11/29/2032	6,151	6,632
	International Business Machines Corp.	4.750%	2/6/2033	15,135	15,361
[1]	International Business Machines Corp.	5.200%	2/10/2035	12,325	12,630
	International Business Machines Corp.	4.150%	5/15/2039	11,945	10,655
	International Business Machines Corp.	2.850%	5/15/2040	12,754	9,608
	International Business Machines Corp.	4.000%	6/20/2042	16,770	14,018
	International Business Machines Corp.	4.250%	5/15/2049	38,960	31,412
	International Business Machines Corp.	2.950%	5/15/2050	7,065	4,508
	International Business Machines Corp.	4.900%	7/27/2052	5,681	4,990
	International Business Machines Corp.	5.100%	2/6/2053	18,143	16,503
[1]	International Business Machines Corp.	5.700%	2/10/2055	20,522	20,202
	Intuit Inc.	1.350%	7/15/2027	8,581	8,289
	Intuit Inc.	1.650%	7/15/2030	10,793	9,705
	Intuit Inc.	5.200%	9/15/2033	13,506	14,108
	Intuit Inc.	5.500%	9/15/2053	8,860	8,712
	Jabil Inc.	3.950%	1/12/2028	8,915	8,896
	Jabil Inc.	3.600%	1/15/2030	12,595	12,210
	Jabil Inc.	3.000%	1/15/2031	10,754	10,017
	Juniper Networks Inc.	3.750%	8/15/2029	14,793	14,444
	Juniper Networks Inc.	2.000%	12/10/2030	5,565	4,917
	Juniper Networks Inc.	5.950%	3/15/2041	5,785	5,799
	KLA Corp.	4.100%	3/15/2029	15,136	15,168
	KLA Corp.	4.650%	7/15/2032	2,350	2,385
	KLA Corp.	5.000%	3/15/2049	8,000	7,370
112

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	KLA Corp.	3.300%	3/1/2050	15,394	10,712
	KLA Corp.	4.950%	7/15/2052	19,751	17,918
	KLA Corp.	5.250%	7/15/2062	12,478	11,606
	Kyndryl Holdings Inc.	2.700%	10/15/2028	5,263	5,046
	Kyndryl Holdings Inc.	3.150%	10/15/2031	20,028	18,281
	Kyndryl Holdings Inc.	4.100%	10/15/2041	9,585	7,589
	Lam Research Corp.	4.000%	3/15/2029	12,752	12,764
	Lam Research Corp.	1.900%	6/15/2030	18,000	16,378
	Lam Research Corp.	4.875%	3/15/2049	12,271	11,239
	Lam Research Corp.	2.875%	6/15/2050	23,184	15,024
	Lam Research Corp.	3.125%	6/15/2060	7,320	4,572
	Leidos Inc.	4.375%	5/15/2030	2,430	2,427
	Leidos Inc.	2.300%	2/15/2031	16,580	14,900
	Leidos Inc.	5.750%	3/15/2033	6,246	6,617
	Leidos Inc.	5.500%	3/15/2035	9,905	10,287
	Marvell Technology Inc.	2.450%	4/15/2028	9,711	9,352
[1]	Marvell Technology Inc.	4.875%	6/22/2028	8,977	9,128
	Marvell Technology Inc.	4.750%	7/15/2030	3,950	4,003
	Marvell Technology Inc.	5.950%	9/15/2033	8,500	9,085
	Marvell Technology Inc.	5.450%	7/15/2035	4,675	4,814
	Microchip Technology Inc.	4.900%	3/15/2028	11,200	11,357
	Microchip Technology Inc.	5.050%	3/15/2029	56,772	57,890
	Microchip Technology Inc.	5.050%	2/15/2030	7,764	7,922
	Micron Technology Inc.	5.327%	2/6/2029	6,510	6,714
	Micron Technology Inc.	4.663%	2/15/2030	11,834	11,967
	Micron Technology Inc.	5.300%	1/15/2031	2,035	2,108
	Micron Technology Inc.	2.703%	4/15/2032	13,155	11,800
	Micron Technology Inc.	5.875%	2/9/2033	12,404	13,185
	Micron Technology Inc.	5.800%	1/15/2035	29,475	31,059
	Micron Technology Inc.	6.050%	11/1/2035	16,270	17,364
	Micron Technology Inc.	3.366%	11/1/2041	6,850	5,230
	Micron Technology Inc.	3.477%	11/1/2051	6,407	4,492
	Microsoft Corp.	3.300%	2/6/2027	56,599	56,391
	Microsoft Corp.	3.400%	6/15/2027	6,063	6,051
	Microsoft Corp.	1.350%	9/15/2030	11,686	10,476
	Microsoft Corp.	3.500%	2/12/2035	12,542	11,821
	Microsoft Corp.	4.200%	11/3/2035	798	794
	Microsoft Corp.	3.450%	8/8/2036	39,303	35,855
	Microsoft Corp.	4.100%	2/6/2037	10,672	10,317
	Microsoft Corp.	5.200%	6/1/2039	4,604	4,811
	Microsoft Corp.	3.750%	2/12/2045	2,954	2,452
	Microsoft Corp.	3.700%	8/8/2046	55,651	44,520
	Microsoft Corp.	4.500%	6/15/2047	6,534	5,877
	Microsoft Corp.	2.525%	6/1/2050	119,892	73,177
	Microsoft Corp.	2.500%	9/15/2050	25,201	15,295
	Microsoft Corp.	2.921%	3/17/2052	81,127	53,188
	Microsoft Corp.	3.950%	8/8/2056	4,417	3,471
	Microsoft Corp.	2.675%	6/1/2060	72,493	41,528
	Microsoft Corp.	3.041%	3/17/2062	20,870	12,978
	Moody's Corp.	3.250%	1/15/2028	5,202	5,134
	Moody's Corp.	4.250%	2/1/2029	6,427	6,468
	Moody's Corp.	2.000%	8/19/2031	15,375	13,660
	Moody's Corp.	2.750%	8/19/2041	11,820	8,508
	Moody's Corp.	5.250%	7/15/2044	11,434	11,057
	Moody's Corp.	4.875%	12/17/2048	4,453	3,995
	Moody's Corp.	3.250%	5/20/2050	4,755	3,231
	Moody's Corp.	3.750%	2/25/2052	8,017	5,982
	Moody's Corp.	3.100%	11/29/2061	2,418	1,500
	Motorola Solutions Inc.	4.600%	2/23/2028	13,730	13,881
	Motorola Solutions Inc.	4.600%	5/23/2029	8,533	8,631
	Motorola Solutions Inc.	4.850%	8/15/2030	8,425	8,594
	Motorola Solutions Inc.	2.300%	11/15/2030	5,875	5,333
	Motorola Solutions Inc.	2.750%	5/24/2031	9,925	9,084
	Motorola Solutions Inc.	5.600%	6/1/2032	13,000	13,669
	Motorola Solutions Inc.	5.200%	8/15/2032	3,460	3,569
	Motorola Solutions Inc.	5.550%	8/15/2035	22,829	23,723
	Motorola Solutions Inc.	5.500%	9/1/2044	7,945	7,728
	MSCI Inc.	5.250%	9/1/2035	14,931	15,024
	NetApp Inc.	2.375%	6/22/2027	7,077	6,918
	NetApp Inc.	2.700%	6/22/2030	22,945	21,375
113

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NetApp Inc.	5.500%	3/17/2032	11,098	11,544
	NetApp Inc.	5.700%	3/17/2035	9,785	10,238
	Nokia OYJ	4.375%	6/12/2027	486	486
	Nokia OYJ	6.625%	5/15/2039	7,424	7,951
	Nordson Corp.	5.600%	9/15/2028	4,030	4,172
	Nordson Corp.	4.500%	12/15/2029	9,362	9,431
	Nordson Corp.	5.800%	9/15/2033	6,436	6,817
	NVIDIA Corp.	1.550%	6/15/2028	19,227	18,277
	NVIDIA Corp.	2.850%	4/1/2030	8,544	8,164
	NVIDIA Corp.	2.000%	6/15/2031	19,237	17,317
	NVIDIA Corp.	3.500%	4/1/2040	23,164	19,554
	NVIDIA Corp.	3.500%	4/1/2050	43,175	31,967
	NVIDIA Corp.	3.700%	4/1/2060	9,813	7,167
	NXP BV	3.150%	5/1/2027	9,475	9,370
	NXP BV	4.400%	6/1/2027	450	452
	NXP BV	4.300%	8/19/2028	5,425	5,443
	NXP BV	5.550%	12/1/2028	7,581	7,851
	NXP BV	4.300%	6/18/2029	19,202	19,238
	NXP BV	3.400%	5/1/2030	19,101	18,416
	NXP BV	2.500%	5/11/2031	17,851	16,155
	NXP BV	2.650%	2/15/2032	9,547	8,577
	NXP BV	4.850%	8/19/2032	5,300	5,323
	NXP BV	5.250%	8/19/2035	10,385	10,525
	NXP BV	3.250%	5/11/2041	13,127	9,937
	Oracle Corp.	2.800%	4/1/2027	41,726	40,919
	Oracle Corp.	2.300%	3/25/2028	19,315	18,424
	Oracle Corp.	4.500%	5/6/2028	6,889	6,886
	Oracle Corp.	4.800%	8/3/2028	7,090	7,122
[1]	Oracle Corp.	4.200%	9/27/2029	31,256	30,635
	Oracle Corp.	6.150%	11/9/2029	11,150	11,636
	Oracle Corp.	2.950%	4/1/2030	48,814	45,036
	Oracle Corp.	4.650%	5/6/2030	11,356	11,245
	Oracle Corp.	3.250%	5/15/2030	9,167	8,540
	Oracle Corp.	4.450%	9/26/2030	39,234	38,363
	Oracle Corp.	2.875%	3/25/2031	88,338	79,181
	Oracle Corp.	5.250%	2/3/2032	22,146	22,105
	Oracle Corp.	4.800%	9/26/2032	69,248	66,862
	Oracle Corp.	4.900%	2/6/2033	11,721	11,281
	Oracle Corp.	4.300%	7/8/2034	26,753	24,172
	Oracle Corp.	4.700%	9/27/2034	24,758	22,977
	Oracle Corp.	3.900%	5/15/2035	6,535	5,637
	Oracle Corp.	5.500%	8/3/2035	26,677	26,155
	Oracle Corp.	5.200%	9/26/2035	58,973	56,596
	Oracle Corp.	3.850%	7/15/2036	30,527	25,485
	Oracle Corp.	3.800%	11/15/2037	32,399	26,166
	Oracle Corp.	6.500%	4/15/2038	4,502	4,596
	Oracle Corp.	6.125%	7/8/2039	10,154	9,971
	Oracle Corp.	3.600%	4/1/2040	47,636	35,288
	Oracle Corp.	5.375%	7/15/2040	31,625	28,312
	Oracle Corp.	3.650%	3/25/2041	30,383	22,161
	Oracle Corp.	4.500%	7/8/2044	16,950	12,977
	Oracle Corp.	4.125%	5/15/2045	17,479	12,578
	Oracle Corp.	5.875%	9/26/2045	40,785	36,877
	Oracle Corp.	4.000%	7/15/2046	36,416	25,253
	Oracle Corp.	4.000%	11/15/2047	35,110	24,069
	Oracle Corp.	3.600%	4/1/2050	52,842	32,844
	Oracle Corp.	3.950%	3/25/2051	40,400	26,551
	Oracle Corp.	6.900%	11/9/2052	29,288	28,935
	Oracle Corp.	5.550%	2/6/2053	46,363	38,521
	Oracle Corp.	5.375%	9/27/2054	27,369	22,138
	Oracle Corp.	4.375%	5/15/2055	1,175	811
	Oracle Corp.	6.000%	8/3/2055	23,432	20,679
	Oracle Corp.	5.950%	9/26/2055	47,360	41,985
	Oracle Corp.	3.850%	4/1/2060	47,808	29,234
	Oracle Corp.	4.100%	3/25/2061	14,707	9,466
	Oracle Corp.	5.500%	9/27/2064	9,517	7,602
	Oracle Corp.	6.125%	8/3/2065	33,320	29,423
	Oracle Corp.	6.100%	9/26/2065	20,252	17,856
	Paychex Inc.	5.100%	4/15/2030	15,503	15,953
	Paychex Inc.	5.350%	4/15/2032	23,500	24,336
114

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Paychex Inc.	5.600%	4/15/2035	16,400	17,164
	Qorvo Inc.	4.375%	10/15/2029	11,312	11,132
	QUALCOMM Inc.	3.250%	5/20/2027	25,970	25,842
	QUALCOMM Inc.	1.300%	5/20/2028	23,691	22,355
	QUALCOMM Inc.	2.150%	5/20/2030	13,774	12,687
	QUALCOMM Inc.	4.500%	5/20/2030	400	407
	QUALCOMM Inc.	1.650%	5/20/2032	29,972	25,598
	QUALCOMM Inc.	4.250%	5/20/2032	470	469
	QUALCOMM Inc.	4.750%	5/20/2032	4,345	4,436
	QUALCOMM Inc.	5.400%	5/20/2033	11,643	12,331
	QUALCOMM Inc.	5.000%	5/20/2035	2,670	2,710
	QUALCOMM Inc.	4.800%	5/20/2045	19,197	17,553
	QUALCOMM Inc.	4.300%	5/20/2047	24,362	20,443
	QUALCOMM Inc.	3.250%	5/20/2050	11,351	7,838
	QUALCOMM Inc.	4.500%	5/20/2052	4,864	4,109
	QUALCOMM Inc.	6.000%	5/20/2053	15,708	16,510
	Quanta Services Inc.	4.750%	8/9/2027	14,795	14,984
	Quanta Services Inc.	4.300%	8/9/2028	21,905	22,021
	Quanta Services Inc.	2.900%	10/1/2030	15,825	14,824
	Quanta Services Inc.	4.500%	1/15/2031	20,850	20,868
	Quanta Services Inc.	5.250%	8/9/2034	9,865	10,130
	Quanta Services Inc.	5.100%	8/9/2035	16,255	16,300
	Quanta Services Inc.	3.050%	10/1/2041	5,766	4,268
	RELX Capital Inc.	4.000%	3/18/2029	5,936	5,916
	RELX Capital Inc.	4.750%	3/27/2030	3,940	4,016
	RELX Capital Inc.	3.000%	5/22/2030	13,183	12,546
	RELX Capital Inc.	4.750%	5/20/2032	7,460	7,583
	RELX Capital Inc.	5.250%	3/27/2035	3,171	3,276
	Roper Technologies Inc.	3.800%	12/15/2026	12,919	12,896
	Roper Technologies Inc.	1.400%	9/15/2027	10,626	10,173
	Roper Technologies Inc.	4.200%	9/15/2028	14,399	14,439
	Roper Technologies Inc.	4.250%	9/15/2028	5,214	5,235
	Roper Technologies Inc.	2.950%	9/15/2029	15,089	14,424
	Roper Technologies Inc.	4.500%	10/15/2029	5,797	5,852
	Roper Technologies Inc.	2.000%	6/30/2030	9,290	8,404
	Roper Technologies Inc.	4.450%	9/15/2030	8,307	8,341
	Roper Technologies Inc.	4.750%	2/15/2032	9,165	9,256
	Roper Technologies Inc.	4.900%	10/15/2034	11,597	11,567
	Roper Technologies Inc.	5.100%	9/15/2035	17,575	17,701
	S&P Global Inc.	2.950%	1/22/2027	4,150	4,111
	S&P Global Inc.	2.450%	3/1/2027	11,635	11,454
	S&P Global Inc.	4.750%	8/1/2028	10,895	11,100
	S&P Global Inc.	2.700%	3/1/2029	14,257	13,710
	S&P Global Inc.	2.500%	12/1/2029	11,172	10,541
	S&P Global Inc.	1.250%	8/15/2030	8,524	7,495
[6]	S&P Global Inc.	4.250%	1/15/2031	9,179	9,181
	S&P Global Inc.	2.900%	3/1/2032	22,236	20,506
[6]	S&P Global Inc.	4.800%	12/4/2035	2,435	2,428
	S&P Global Inc.	3.250%	12/1/2049	9,588	6,715
	S&P Global Inc.	3.700%	3/1/2052	14,508	10,972
	S&P Global Inc.	2.300%	8/15/2060	11,123	5,629
	S&P Global Inc.	3.900%	3/1/2062	6,835	5,092
	Salesforce Inc.	3.700%	4/11/2028	23,408	23,405
	Salesforce Inc.	1.500%	7/15/2028	15,710	14,882
	Salesforce Inc.	1.950%	7/15/2031	34,172	30,411
	Salesforce Inc.	2.700%	7/15/2041	22,293	16,147
	Salesforce Inc.	2.900%	7/15/2051	23,932	15,154
	Salesforce Inc.	3.050%	7/15/2061	16,245	9,794
	ServiceNow Inc.	1.400%	9/1/2030	20,554	18,113
	Skyworks Solutions Inc.	3.000%	6/1/2031	12,789	11,600
	Synopsys Inc.	4.550%	4/1/2027	3,968	3,996
	Synopsys Inc.	4.650%	4/1/2028	10,662	10,809
	Synopsys Inc.	4.850%	4/1/2030	4,987	5,091
	Synopsys Inc.	5.000%	4/1/2032	36,332	37,091
	Synopsys Inc.	5.150%	4/1/2035	23,899	24,277
	Synopsys Inc.	5.700%	4/1/2055	9,178	9,098
	TD SYNNEX Corp.	2.375%	8/9/2028	10,098	9,611
	TD SYNNEX Corp.	4.300%	1/17/2029	10,014	9,992
	TD SYNNEX Corp.	5.300%	10/10/2035	19,900	19,723
	Teledyne FLIR LLC	2.500%	8/1/2030	7,175	6,638
115

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Texas Instruments Inc.	2.900%	11/3/2027	14,330	14,185
	Texas Instruments Inc.	4.600%	2/15/2028	2,640	2,681
	Texas Instruments Inc.	2.250%	9/4/2029	17,671	16,651
	Texas Instruments Inc.	1.750%	5/4/2030	7,030	6,400
	Texas Instruments Inc.	4.500%	5/23/2030	9,905	10,067
	Texas Instruments Inc.	1.900%	9/15/2031	5,250	4,660
	Texas Instruments Inc.	4.900%	3/14/2033	16,180	16,698
	Texas Instruments Inc.	4.850%	2/8/2034	12,117	12,419
	Texas Instruments Inc.	3.875%	3/15/2039	10,723	9,560
	Texas Instruments Inc.	4.150%	5/15/2048	23,516	19,322
	Texas Instruments Inc.	2.700%	9/15/2051	6,210	3,799
	Texas Instruments Inc.	4.100%	8/16/2052	3,139	2,497
	Texas Instruments Inc.	5.000%	3/14/2053	7,303	6,688
	Texas Instruments Inc.	5.150%	2/8/2054	8,568	8,063
	Texas Instruments Inc.	5.050%	5/18/2063	24,293	21,685
[1]	TR Finance LLC	5.500%	8/15/2035	8,870	9,213
[1]	TR Finance LLC	5.850%	4/15/2040	5,455	5,648
[1]	TR Finance LLC	5.650%	11/23/2043	4,600	4,593
	TSMC Arizona Corp.	3.875%	4/22/2027	12,642	12,633
	TSMC Arizona Corp.	4.125%	4/22/2029	7,060	7,070
	TSMC Arizona Corp.	2.500%	10/25/2031	23,852	21,719
	TSMC Arizona Corp.	4.250%	4/22/2032	4,930	4,929
	TSMC Arizona Corp.	3.125%	10/25/2041	14,816	11,925
	TSMC Arizona Corp.	3.250%	10/25/2051	24,515	18,497
	TSMC Arizona Corp.	4.500%	4/22/2052	3,673	3,425
	Verisk Analytics Inc.	4.125%	3/15/2029	11,848	11,818
	Verisk Analytics Inc.	4.500%	8/15/2030	10,501	10,606
	Verisk Analytics Inc.	5.250%	6/5/2034	10,880	11,133
	Verisk Analytics Inc.	5.250%	3/15/2035	7,467	7,599
	Verisk Analytics Inc.	5.125%	2/15/2036	8,209	8,291
	Verisk Analytics Inc.	5.500%	6/15/2045	400	388
	Verisk Analytics Inc.	3.625%	5/15/2050	17,013	12,271
	VMware LLC	3.900%	8/21/2027	31,096	31,104
	VMware LLC	1.800%	8/15/2028	12,139	11,482
	VMware LLC	4.700%	5/15/2030	12,368	12,563
	VMware LLC	2.200%	8/15/2031	19,863	17,648
	Western Digital Corp.	2.850%	2/1/2029	8,269	7,908
	Western Digital Corp.	3.100%	2/1/2032	12,820	11,816
	Workday Inc.	3.500%	4/1/2027	14,461	14,373
	Workday Inc.	3.700%	4/1/2029	4,609	4,544
	Workday Inc.	3.800%	4/1/2032	3,615	3,459
	Xilinx Inc.	2.375%	6/1/2030	11,240	10,445
					8,419,924
Utilities (2.6%)
	AEP Texas Inc.	3.950%	6/1/2028	11,600	11,547
	AEP Texas Inc.	5.450%	5/15/2029	6,112	6,328
[1]	AEP Texas Inc.	2.100%	7/1/2030	7,758	7,066
	AEP Texas Inc.	5.700%	5/15/2034	8,029	8,376
	AEP Texas Inc.	3.800%	10/1/2047	5,700	4,213
[1]	AEP Texas Inc.	4.150%	5/1/2049	1,000	768
[1]	AEP Texas Inc.	3.450%	1/15/2050	1,862	1,270
	AEP Texas Inc.	3.450%	5/15/2051	118	80
	AEP Texas Inc.	5.850%	10/15/2055	10,235	10,050
	AEP Transmission Co. LLC	3.100%	12/1/2026	7,233	7,179
	AEP Transmission Co. LLC	5.150%	4/1/2034	2,555	2,606
	AEP Transmission Co. LLC	4.000%	12/1/2046	7,175	5,740
	AEP Transmission Co. LLC	3.750%	12/1/2047	9,821	7,528
	AEP Transmission Co. LLC	4.250%	9/15/2048	6,556	5,396
	AEP Transmission Co. LLC	3.800%	6/15/2049	7,466	5,631
	AEP Transmission Co. LLC	3.150%	9/15/2049	5,713	3,867
[1]	AEP Transmission Co. LLC	3.650%	4/1/2050	3,819	2,832
[1]	AEP Transmission Co. LLC	2.750%	8/15/2051	2,097	1,291
[1]	AEP Transmission Co. LLC	4.500%	6/15/2052	7,440	6,301
	AEP Transmission Co. LLC	5.400%	3/15/2053	1,807	1,757
	AES Corp.	5.450%	6/1/2028	19,700	20,151
	AES Corp.	2.450%	1/15/2031	17,685	16,029
	AES Corp.	5.800%	3/15/2032	15,980	16,390
	Alabama Power Co.	3.750%	9/1/2027	8,611	8,615
[1]	Alabama Power Co.	1.450%	9/15/2030	7,257	6,438
116

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Alabama Power Co.	4.300%	3/15/2031	5,039	5,056
	Alabama Power Co.	3.050%	3/15/2032	2,320	2,154
	Alabama Power Co.	3.940%	9/1/2032	7,731	7,499
	Alabama Power Co.	5.850%	11/15/2033	6,617	7,108
	Alabama Power Co.	5.100%	4/2/2035	2,253	2,307
	Alabama Power Co.	6.000%	3/1/2039	2,942	3,161
	Alabama Power Co.	3.850%	12/1/2042	3,914	3,195
	Alabama Power Co.	4.150%	8/15/2044	4,669	3,905
	Alabama Power Co.	3.750%	3/1/2045	6,955	5,470
	Alabama Power Co.	4.300%	1/2/2046	13,607	11,475
[1]	Alabama Power Co.	3.700%	12/1/2047	12,970	9,896
	Alabama Power Co.	3.450%	10/1/2049	14,105	10,033
	Alabama Power Co.	3.125%	7/15/2051	9,105	6,027
	Alabama Power Co.	3.000%	3/15/2052	4,069	2,635
	Alliant Energy Corp.	5.750%	4/1/2056	2,814	2,808
	Ameren Corp.	5.700%	12/1/2026	5,811	5,891
	Ameren Corp.	1.950%	3/15/2027	7,400	7,230
	Ameren Corp.	1.750%	3/15/2028	6,294	5,982
	Ameren Corp.	5.000%	1/15/2029	8,136	8,319
	Ameren Corp.	3.500%	1/15/2031	38,254	36,778
	Ameren Corp.	5.375%	3/15/2035	16,979	17,465
	Ameren Illinois Co.	3.800%	5/15/2028	7,825	7,802
	Ameren Illinois Co.	1.550%	11/15/2030	4,720	4,169
	Ameren Illinois Co.	3.850%	9/1/2032	4,199	4,034
	Ameren Illinois Co.	4.950%	6/1/2033	7,175	7,331
	Ameren Illinois Co.	4.150%	3/15/2046	2,340	1,929
	Ameren Illinois Co.	3.700%	12/1/2047	6,760	5,161
	Ameren Illinois Co.	4.500%	3/15/2049	2,053	1,746
	Ameren Illinois Co.	3.250%	3/15/2050	795	544
	Ameren Illinois Co.	2.900%	6/15/2051	6,725	4,245
	Ameren Illinois Co.	5.900%	12/1/2052	7,594	7,866
	Ameren Illinois Co.	5.625%	3/1/2055	10,734	10,688
	American Electric Power Co. Inc.	5.750%	11/1/2027	6,791	7,001
	American Electric Power Co. Inc.	3.200%	11/13/2027	875	863
[1]	American Electric Power Co. Inc.	4.300%	12/1/2028	11,128	11,218
	American Electric Power Co. Inc.	5.200%	1/15/2029	6,550	6,753
	American Electric Power Co. Inc.	5.950%	11/1/2032	3,788	4,069
	American Electric Power Co. Inc.	5.625%	3/1/2033	23,816	25,006
	American Electric Power Co. Inc.	3.250%	3/1/2050	6,362	4,239
	American Electric Power Co. Inc.	6.950%	12/15/2054	9,465	10,163
[1]	American Electric Power Co. Inc.	7.050%	12/15/2054	10,755	11,238
[1]	American Electric Power Co. Inc.	5.800%	3/15/2056	15,226	15,114
[1]	American Electric Power Co. Inc.	6.050%	3/15/2056	10,519	10,340
	American Electric Power Co. Inc.	3.875%	2/15/2062	6,653	6,530
	American Water Capital Corp.	2.950%	9/1/2027	7,768	7,654
	American Water Capital Corp.	3.750%	9/1/2028	4,849	4,830
	American Water Capital Corp.	3.450%	6/1/2029	16,423	16,104
	American Water Capital Corp.	2.800%	5/1/2030	5,125	4,861
	American Water Capital Corp.	2.300%	6/1/2031	6,732	6,082
	American Water Capital Corp.	4.450%	6/1/2032	2,289	2,292
	American Water Capital Corp.	5.150%	3/1/2034	14,065	14,506
	American Water Capital Corp.	5.250%	3/1/2035	28,132	28,999
	American Water Capital Corp.	6.593%	10/15/2037	13,305	15,062
	American Water Capital Corp.	4.300%	12/1/2042	1,265	1,102
	American Water Capital Corp.	4.300%	9/1/2045	3,821	3,264
	American Water Capital Corp.	4.000%	12/1/2046	1,655	1,330
	American Water Capital Corp.	3.750%	9/1/2047	9,948	7,638
	American Water Capital Corp.	4.200%	9/1/2048	6,060	4,926
	American Water Capital Corp.	4.150%	6/1/2049	7,850	6,337
	American Water Capital Corp.	3.450%	5/1/2050	2,030	1,445
	American Water Capital Corp.	3.250%	6/1/2051	6,285	4,244
	American Water Capital Corp.	5.700%	9/1/2055	8,094	8,104
[1]	Appalachian Power Co.	3.300%	6/1/2027	7,021	6,955
[1]	Appalachian Power Co.	2.700%	4/1/2031	21,019	19,234
[1]	Appalachian Power Co.	4.500%	8/1/2032	12,579	12,462
	Appalachian Power Co.	5.650%	4/1/2034	5,590	5,851
	Appalachian Power Co.	7.000%	4/1/2038	11,982	13,563
	Appalachian Power Co.	4.400%	5/15/2044	5,171	4,335
	Appalachian Power Co.	4.450%	6/1/2045	10,118	8,426
	Arizona Public Service Co.	2.950%	9/15/2027	1,550	1,525
117

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Arizona Public Service Co.	2.600%	8/15/2029	5,553	5,252
	Arizona Public Service Co.	2.200%	12/15/2031	2,395	2,100
	Arizona Public Service Co.	6.350%	12/15/2032	12,974	14,165
	Arizona Public Service Co.	5.550%	8/1/2033	10,785	11,272
	Arizona Public Service Co.	5.700%	8/15/2034	5,563	5,851
	Arizona Public Service Co.	5.050%	9/1/2041	550	529
	Arizona Public Service Co.	4.500%	4/1/2042	3,497	3,072
	Arizona Public Service Co.	4.350%	11/15/2045	2,470	2,055
	Arizona Public Service Co.	3.750%	5/15/2046	1,935	1,467
	Arizona Public Service Co.	4.250%	3/1/2049	5,731	4,578
	Arizona Public Service Co.	3.500%	12/1/2049	660	462
	Arizona Public Service Co.	2.650%	9/15/2050	14,149	8,422
	Arizona Public Service Co.	5.900%	8/15/2055	14,764	15,017
	Atlantic City Electric Co.	2.300%	3/15/2031	7,585	6,876
	Atmos Energy Corp.	3.000%	6/15/2027	11,941	11,818
	Atmos Energy Corp.	2.625%	9/15/2029	11,661	11,085
	Atmos Energy Corp.	1.500%	1/15/2031	7,942	6,962
	Atmos Energy Corp.	5.450%	10/15/2032	2,410	2,547
	Atmos Energy Corp.	5.900%	11/15/2033	10,642	11,511
[1]	Atmos Energy Corp.	5.200%	8/15/2035	3,670	3,784
	Atmos Energy Corp.	5.500%	6/15/2041	11,345	11,622
	Atmos Energy Corp.	4.150%	1/15/2043	8,507	7,226
	Atmos Energy Corp.	4.125%	10/15/2044	1,888	1,591
	Atmos Energy Corp.	4.300%	10/1/2048	3,506	2,903
	Atmos Energy Corp.	3.375%	9/15/2049	19,316	13,575
	Atmos Energy Corp.	2.850%	2/15/2052	2,341	1,452
	Atmos Energy Corp.	5.750%	10/15/2052	7,350	7,426
	Atmos Energy Corp.	6.200%	11/15/2053	5,645	6,091
	Atmos Energy Corp.	5.000%	12/15/2054	8,821	8,018
	Atmos Energy Corp.	5.450%	1/15/2056	6,095	5,895
	Avangrid Inc.	3.800%	6/1/2029	9,616	9,490
	Avista Corp.	4.350%	6/1/2048	4,785	3,926
	Avista Corp.	4.000%	4/1/2052	5,674	4,226
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	400	361
[1]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	2,018	2,089
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	6,469	6,709
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	2,745	3,042
	Baltimore Gas & Electric Co.	3.500%	8/15/2046	3,499	2,591
[1]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	11,374	8,667
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	2,730	2,229
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	10,666	7,215
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	7,649	4,901
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	16,605	13,974
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	5,348	5,141
[1]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	970	962
[6]	Basin Electric Power Cooperative	5.850%	10/15/2055	5,450	5,337
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	3,726	3,673
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	16,511	16,236
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	31,045	27,028
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	13,072	14,196
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	6,424	6,879
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	8,307	7,964
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	12,156	10,530
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	16,019	12,129
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	3,716	3,093
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	18,225	14,575
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	32,475	20,140
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	6,504	5,475
	Black Hills Corp.	3.150%	1/15/2027	5,870	5,815
	Black Hills Corp.	5.950%	3/15/2028	4,580	4,749
	Black Hills Corp.	3.050%	10/15/2029	15,597	14,897
	Black Hills Corp.	4.550%	1/31/2031	4,710	4,707
	Black Hills Corp.	4.350%	5/1/2033	15,549	14,989
	Black Hills Corp.	6.150%	5/15/2034	11,726	12,581
	Black Hills Corp.	6.000%	1/15/2035	6,830	7,286
	Black Hills Corp.	4.200%	9/15/2046	4,060	3,226
[1]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/2027	2,329	2,309
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	7,295	7,530
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	5,858	6,001
[1]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	5,365	4,854
118

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	3,213	2,950
[1]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	5,754	5,732
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	9,650	9,834
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	12,600	12,880
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	7,350	7,430
[1]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	12,680	12,778
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	6,629	5,263
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	4,245	3,726
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	3,020	2,405
[1]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	7,054	4,549
[1]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	9,615	6,767
[1]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	1,213	886
[1]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	3,205	2,869
	CenterPoint Energy Inc.	5.400%	6/1/2029	7,061	7,315
	CenterPoint Energy Inc.	2.950%	3/1/2030	12,548	11,889
[1]	CenterPoint Energy Inc.	6.850%	2/15/2055	7,700	8,219
[1]	CenterPoint Energy Inc.	7.000%	2/15/2055	6,950	7,251
	CenterPoint Energy Inc.	6.700%	5/15/2055	18,805	19,327
	CenterPoint Energy Inc.	5.950%	4/1/2056	6,750	6,795
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	12,000	12,297
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	4,640	4,632
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	1,946	1,736
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	5,030	4,975
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	1,044	1,083
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	2,110	2,177
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	1,935	2,012
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	500	471
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	10,422	9,017
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	5,960	6,253
	CMS Energy Corp.	3.450%	8/15/2027	4,356	4,316
	CMS Energy Corp.	4.875%	3/1/2044	4,553	4,063
[1]	CMS Energy Corp.	4.750%	6/1/2050	14,227	13,974
	CMS Energy Corp.	3.750%	12/1/2050	4,872	4,489
	CMS Energy Corp.	6.500%	6/1/2055	4,127	4,244
[1]	Commonwealth Edison Co.	2.950%	8/15/2027	4,180	4,124
	Commonwealth Edison Co.	3.700%	8/15/2028	6,416	6,392
	Commonwealth Edison Co.	2.200%	3/1/2030	8,524	7,897
	Commonwealth Edison Co.	4.900%	2/1/2033	3,360	3,440
	Commonwealth Edison Co.	5.300%	6/1/2034	2,800	2,919
	Commonwealth Edison Co.	5.900%	3/15/2036	6,354	6,819
	Commonwealth Edison Co.	6.450%	1/15/2038	9,358	10,450
	Commonwealth Edison Co.	4.600%	8/15/2043	6,245	5,567
	Commonwealth Edison Co.	4.700%	1/15/2044	7,764	6,948
	Commonwealth Edison Co.	3.700%	3/1/2045	7,719	6,032
	Commonwealth Edison Co.	4.350%	11/15/2045	7,696	6,528
	Commonwealth Edison Co.	3.650%	6/15/2046	3,713	2,829
[1]	Commonwealth Edison Co.	3.750%	8/15/2047	6,569	5,008
	Commonwealth Edison Co.	4.000%	3/1/2048	14,042	11,139
	Commonwealth Edison Co.	4.000%	3/1/2049	9,526	7,422
[1]	Commonwealth Edison Co.	3.200%	11/15/2049	9,911	6,681
	Commonwealth Edison Co.	3.000%	3/1/2050	9,219	6,024
[1]	Commonwealth Edison Co.	2.750%	9/1/2051	1,643	1,008
	Commonwealth Edison Co.	5.300%	2/1/2053	5,000	4,733
	Commonwealth Edison Co.	5.650%	6/1/2054	3,060	3,035
	Commonwealth Edison Co.	5.950%	6/1/2055	9,544	9,899
[1]	Connecticut Light & Power Co.	3.200%	3/15/2027	7,620	7,562
	Connecticut Light & Power Co.	4.950%	1/15/2030	8,800	9,026
	Connecticut Light & Power Co.	4.900%	7/1/2033	3,655	3,705
	Connecticut Light & Power Co.	4.950%	8/15/2034	2,720	2,745
	Connecticut Light & Power Co.	4.300%	4/15/2044	6,820	5,834
[1]	Connecticut Light & Power Co.	4.150%	6/1/2045	8,015	6,635
	Connecticut Light & Power Co.	4.000%	4/1/2048	14,117	11,218
	Connecticut Light & Power Co.	5.250%	1/15/2053	5,710	5,404
[1]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	1,301	1,286
[1]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	1,969	1,976
[1]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	8,264	8,005
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	14,083	14,654
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	2,950	3,098
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	1,691	1,756
[1]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	7,567	7,791
119

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	15,572	15,919
[1]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	7,858	8,356
[1]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	5,120	5,613
[1]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	2,569	2,937
[1]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	12,517	12,788
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	11,675	12,169
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	7,970	6,544
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	17,160	14,941
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	11,185	9,620
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	17,547	13,749
[1]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	11,582	8,974
[1]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	4,705	4,069
[1]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	10,474	8,317
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	987	655
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	7,198	7,575
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	6,040	6,157
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	7,465	7,446
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	12,454	10,493
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	6,690	6,486
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	9,553	9,536
[1]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	7,014	5,528
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	12,884	10,549
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	9,472	6,606
[1]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/2060	879	518
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	8,105	5,559
	Constellation Energy Generation LLC	5.600%	3/1/2028	9,769	10,082
	Constellation Energy Generation LLC	5.800%	3/1/2033	18,094	19,324
	Constellation Energy Generation LLC	6.125%	1/15/2034	8,043	8,720
	Constellation Energy Generation LLC	6.250%	10/1/2039	2,005	2,176
	Constellation Energy Generation LLC	5.750%	10/1/2041	5,638	5,736
	Constellation Energy Generation LLC	5.600%	6/15/2042	11,511	11,552
	Constellation Energy Generation LLC	6.500%	10/1/2053	15,716	17,120
	Constellation Energy Generation LLC	5.750%	3/15/2054	6,613	6,560
	Consumers Energy Co.	4.650%	3/1/2028	3,980	4,044
	Consumers Energy Co.	3.800%	11/15/2028	5,424	5,405
	Consumers Energy Co.	4.900%	2/15/2029	3,015	3,091
	Consumers Energy Co.	4.600%	5/30/2029	6,570	6,678
	Consumers Energy Co.	4.700%	1/15/2030	7,865	8,036
	Consumers Energy Co.	4.500%	1/15/2031	2,050	2,073
	Consumers Energy Co.	3.600%	8/15/2032	7,711	7,311
	Consumers Energy Co.	4.625%	5/15/2033	6,310	6,334
	Consumers Energy Co.	5.050%	5/15/2035	1,450	1,475
	Consumers Energy Co.	3.950%	5/15/2043	5,323	4,384
	Consumers Energy Co.	3.250%	8/15/2046	9,856	7,114
	Consumers Energy Co.	3.950%	7/15/2047	7,719	6,150
	Consumers Energy Co.	4.050%	5/15/2048	4,074	3,282
	Consumers Energy Co.	4.350%	4/15/2049	14,484	12,051
	Consumers Energy Co.	3.750%	2/15/2050	1,567	1,176
	Consumers Energy Co.	3.100%	8/15/2050	9,847	6,570
	Consumers Energy Co.	3.500%	8/1/2051	12,007	8,646
	Consumers Energy Co.	2.650%	8/15/2052	2,947	1,817
	Consumers Energy Co.	4.200%	9/1/2052	4,908	3,945
[6]	Dayton Power & Light Co.	4.550%	8/15/2030	5,250	5,221
	Dayton Power & Light Co.	3.950%	6/15/2049	5,329	3,965
	Delmarva Power & Light Co.	4.150%	5/15/2045	3,338	2,819
[1]	Dominion Energy Inc.	3.600%	3/15/2027	7,799	7,761
	Dominion Energy Inc.	4.600%	5/15/2028	7,080	7,165
	Dominion Energy Inc.	4.250%	6/1/2028	9,699	9,729
[1]	Dominion Energy Inc.	3.375%	4/1/2030	50,461	48,669
	Dominion Energy Inc.	5.000%	6/15/2030	4,840	4,973
[1]	Dominion Energy Inc.	2.250%	8/15/2031	6,664	5,937
[1]	Dominion Energy Inc.	4.350%	8/15/2032	8,754	8,594
	Dominion Energy Inc.	5.375%	11/15/2032	10,016	10,405
[1]	Dominion Energy Inc.	6.300%	3/15/2033	9,731	10,574
[1]	Dominion Energy Inc.	5.250%	8/1/2033	7,419	7,607
	Dominion Energy Inc.	5.450%	3/15/2035	7,460	7,647
[1]	Dominion Energy Inc.	5.950%	6/15/2035	7,205	7,678
	Dominion Energy Inc.	7.000%	6/15/2038	5,845	6,616
[1]	Dominion Energy Inc.	3.300%	4/15/2041	9,364	7,106
[1]	Dominion Energy Inc.	4.900%	8/1/2041	13,591	12,535
120

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Dominion Energy Inc.	4.050%	9/15/2042	8,356	6,787
	Dominion Energy Inc.	4.700%	12/1/2044	5,181	4,540
[1]	Dominion Energy Inc.	4.600%	3/15/2049	3,651	3,043
[1]	Dominion Energy Inc.	4.850%	8/15/2052	15,888	13,659
[1]	Dominion Energy Inc.	7.000%	6/1/2054	4,750	5,148
[1]	Dominion Energy Inc.	6.875%	2/1/2055	6,550	6,815
	Dominion Energy Inc.	6.625%	5/15/2055	14,780	15,207
[1]	Dominion Energy Inc.	6.000%	2/15/2056	10,820	10,890
	Dominion Energy Inc.	6.200%	2/15/2056	17,560	17,671
[1]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	5,274	4,704
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	6,380	7,104
[1]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	3,275	3,389
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	6,666	7,174
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	7,582	7,645
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	4,925	4,418
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	8,896	9,577
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	5,700	5,055
	DTE Electric Co.	4.850%	12/1/2026	3,590	3,626
	DTE Electric Co.	4.250%	5/14/2027	1,800	1,812
[1]	DTE Electric Co.	1.900%	4/1/2028	3,237	3,103
	DTE Electric Co.	2.250%	3/1/2030	27,201	25,306
[1]	DTE Electric Co.	2.625%	3/1/2031	9,485	8,764
[1]	DTE Electric Co.	3.000%	3/1/2032	400	370
	DTE Electric Co.	5.200%	4/1/2033	12,903	13,422
	DTE Electric Co.	5.200%	3/1/2034	19,239	19,848
	DTE Electric Co.	5.250%	5/15/2035	13,748	14,140
[1]	DTE Electric Co.	4.000%	4/1/2043	7,756	6,452
	DTE Electric Co.	4.300%	7/1/2044	1,689	1,439
	DTE Electric Co.	3.700%	3/15/2045	5,778	4,514
	DTE Electric Co.	3.750%	8/15/2047	7,262	5,567
	DTE Electric Co.	3.950%	3/1/2049	6,022	4,742
	DTE Electric Co.	2.950%	3/1/2050	9,316	6,133
[1]	DTE Electric Co.	3.250%	4/1/2051	2,060	1,414
	DTE Electric Co.	5.850%	5/15/2055	9,725	9,973
	DTE Energy Co.	4.950%	7/1/2027	3,515	3,561
	DTE Energy Co.	4.875%	6/1/2028	10,946	11,135
	DTE Energy Co.	5.100%	3/1/2029	25,608	26,249
[1]	DTE Energy Co.	3.400%	6/15/2029	15,295	14,873
	DTE Energy Co.	2.950%	3/1/2030	4,154	3,935
	DTE Energy Co.	5.200%	4/1/2030	8,096	8,357
	DTE Energy Co.	5.850%	6/1/2034	21,175	22,576
	DTE Energy Co.	5.050%	10/1/2035	19,526	19,516
	Duke Energy Carolinas LLC	2.950%	12/1/2026	7,604	7,551
	Duke Energy Carolinas LLC	3.950%	11/15/2028	16,597	16,634
[1]	Duke Energy Carolinas LLC	6.000%	12/1/2028	5,320	5,614
	Duke Energy Carolinas LLC	2.450%	8/15/2029	6,742	6,382
	Duke Energy Carolinas LLC	2.450%	2/1/2030	8,533	7,999
	Duke Energy Carolinas LLC	4.850%	3/15/2030	5,324	5,482
	Duke Energy Carolinas LLC	2.550%	4/15/2031	6,464	5,952
	Duke Energy Carolinas LLC	6.450%	10/15/2032	8,309	9,207
	Duke Energy Carolinas LLC	4.950%	1/15/2033	12,882	13,272
	Duke Energy Carolinas LLC	4.850%	1/15/2034	6,505	6,583
[1]	Duke Energy Carolinas LLC	5.250%	3/15/2035	7,630	7,890
	Duke Energy Carolinas LLC	6.100%	6/1/2037	1,246	1,342
	Duke Energy Carolinas LLC	6.000%	1/15/2038	7,937	8,546
	Duke Energy Carolinas LLC	6.050%	4/15/2038	8,460	9,143
	Duke Energy Carolinas LLC	5.300%	2/15/2040	11,601	11,746
	Duke Energy Carolinas LLC	4.250%	12/15/2041	12,830	11,275
	Duke Energy Carolinas LLC	4.000%	9/30/2042	15,682	13,165
	Duke Energy Carolinas LLC	3.875%	3/15/2046	17,119	13,558
	Duke Energy Carolinas LLC	3.700%	12/1/2047	16,321	12,336
	Duke Energy Carolinas LLC	3.950%	3/15/2048	5,360	4,242
	Duke Energy Carolinas LLC	3.200%	8/15/2049	10,043	6,860
	Duke Energy Carolinas LLC	3.450%	4/15/2051	4,253	3,015
	Duke Energy Carolinas LLC	3.550%	3/15/2052	5,175	3,716
	Duke Energy Carolinas LLC	5.350%	1/15/2053	11,162	10,701
	Duke Energy Carolinas LLC	5.400%	1/15/2054	5,790	5,602
[1]	Duke Energy Carolinas SC Storm Funding LLC	4.898%	3/1/2046	28,600	28,565
	Duke Energy Corp.	4.850%	1/5/2027	2,195	2,215
	Duke Energy Corp.	3.150%	8/15/2027	19,027	18,809
121

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Corp.	5.000%	12/8/2027	7,095	7,237
	Duke Energy Corp.	4.300%	3/15/2028	6,964	7,003
	Duke Energy Corp.	3.400%	6/15/2029	14,261	13,923
	Duke Energy Corp.	2.450%	6/1/2030	20,964	19,444
	Duke Energy Corp.	2.550%	6/15/2031	20,783	18,930
	Duke Energy Corp.	4.500%	8/15/2032	8,824	8,799
	Duke Energy Corp.	5.750%	9/15/2033	11,490	12,173
	Duke Energy Corp.	5.450%	6/15/2034	5,705	5,943
	Duke Energy Corp.	4.950%	9/15/2035	7,194	7,136
	Duke Energy Corp.	3.300%	6/15/2041	2,790	2,148
	Duke Energy Corp.	4.800%	12/15/2045	6,660	5,903
	Duke Energy Corp.	3.750%	9/1/2046	15,746	11,919
	Duke Energy Corp.	3.950%	8/15/2047	4,188	3,221
	Duke Energy Corp.	4.200%	6/15/2049	8,462	6,654
	Duke Energy Corp.	3.500%	6/15/2051	11,900	8,244
	Duke Energy Corp.	5.000%	8/15/2052	1,369	1,207
	Duke Energy Corp.	6.100%	9/15/2053	19,184	19,810
	Duke Energy Corp.	5.800%	6/15/2054	41,325	40,832
	Duke Energy Corp.	3.250%	1/15/2082	4,808	4,672
	Duke Energy Florida LLC	3.200%	1/15/2027	5,517	5,485
	Duke Energy Florida LLC	3.800%	7/15/2028	8,434	8,425
	Duke Energy Florida LLC	2.500%	12/1/2029	31,813	30,038
	Duke Energy Florida LLC	1.750%	6/15/2030	9,314	8,396
	Duke Energy Florida LLC	4.200%	12/1/2030	1,750	1,752
	Duke Energy Florida LLC	2.400%	12/15/2031	8,194	7,403
	Duke Energy Florida LLC	4.850%	12/1/2035	2,575	2,567
	Duke Energy Florida LLC	6.350%	9/15/2037	10,636	11,812
	Duke Energy Florida LLC	6.400%	6/15/2038	12,052	13,444
	Duke Energy Florida LLC	5.650%	4/1/2040	2,525	2,620
	Duke Energy Florida LLC	3.850%	11/15/2042	2,851	2,342
	Duke Energy Florida LLC	3.400%	10/1/2046	7,530	5,481
	Duke Energy Florida LLC	4.200%	7/15/2048	7,365	5,981
	Duke Energy Florida LLC	3.000%	12/15/2051	6,981	4,516
	Duke Energy Florida LLC	5.950%	11/15/2052	1,435	1,483
	Duke Energy Florida LLC	6.200%	11/15/2053	12,153	12,993
[1]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2029	2,677	2,590
	Duke Energy Indiana LLC	5.250%	3/1/2034	2,862	2,961
	Duke Energy Indiana LLC	6.120%	10/15/2035	2,421	2,624
	Duke Energy Indiana LLC	6.350%	8/15/2038	10,777	11,896
	Duke Energy Indiana LLC	6.450%	4/1/2039	7,592	8,401
[1]	Duke Energy Indiana LLC	4.900%	7/15/2043	4,587	4,273
	Duke Energy Indiana LLC	3.750%	5/15/2046	12,978	10,090
[1]	Duke Energy Indiana LLC	3.250%	10/1/2049	6,447	4,399
	Duke Energy Indiana LLC	2.750%	4/1/2050	10,084	6,291
	Duke Energy Indiana LLC	5.900%	5/15/2055	2,255	2,298
	Duke Energy Ohio Inc.	3.650%	2/1/2029	16,220	16,063
	Duke Energy Ohio Inc.	2.125%	6/1/2030	5,675	5,200
	Duke Energy Ohio Inc.	5.250%	4/1/2033	8,951	9,272
	Duke Energy Ohio Inc.	5.300%	6/15/2035	1,975	2,038
	Duke Energy Ohio Inc.	3.700%	6/15/2046	8,348	6,353
	Duke Energy Ohio Inc.	4.300%	2/1/2049	3,132	2,562
	Duke Energy Ohio Inc.	5.650%	4/1/2053	4,278	4,230
	Duke Energy Ohio Inc.	5.550%	3/15/2054	5,285	5,153
	Duke Energy Progress LLC	4.350%	3/6/2027	5,301	5,341
	Duke Energy Progress LLC	3.700%	9/1/2028	9,880	9,844
	Duke Energy Progress LLC	3.450%	3/15/2029	15,709	15,473
	Duke Energy Progress LLC	2.000%	8/15/2031	13,886	12,326
	Duke Energy Progress LLC	5.250%	3/15/2033	10,088	10,499
	Duke Energy Progress LLC	5.100%	3/15/2034	5,215	5,373
	Duke Energy Progress LLC	5.050%	3/15/2035	9,665	9,837
	Duke Energy Progress LLC	6.300%	4/1/2038	7,045	7,802
	Duke Energy Progress LLC	4.100%	5/15/2042	4,802	4,084
	Duke Energy Progress LLC	4.100%	3/15/2043	7,767	6,545
	Duke Energy Progress LLC	4.375%	3/30/2044	8,027	6,874
	Duke Energy Progress LLC	4.150%	12/1/2044	13,477	11,229
	Duke Energy Progress LLC	4.200%	8/15/2045	10,983	9,126
	Duke Energy Progress LLC	3.700%	10/15/2046	6,654	5,062
	Duke Energy Progress LLC	3.600%	9/15/2047	9,648	7,177
	Duke Energy Progress LLC	2.500%	8/15/2050	6,308	3,675
	Duke Energy Progress LLC	2.900%	8/15/2051	9,560	6,014
122

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Progress LLC	4.000%	4/1/2052	6,115	4,735
	Duke Energy Progress LLC	5.350%	3/15/2053	4,365	4,162
	Duke Energy Progress LLC	5.550%	3/15/2055	20,358	20,071
[1]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2028	1,943	1,863
[1]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2037	4,700	4,037
[1]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2041	4,175	3,203
[6]	East Ohio Gas Co.	2.000%	6/15/2030	975	882
	Edison International	5.750%	6/15/2027	28,700	29,217
	Edison International	4.125%	3/15/2028	7,317	7,232
	Edison International	5.450%	6/15/2029	12,921	13,140
	Edison International	6.950%	11/15/2029	12,154	12,939
	Edison International	5.250%	3/15/2032	4,446	4,447
	El Paso Electric Co.	6.000%	5/15/2035	2,555	2,656
	El Paso Electric Co.	5.000%	12/1/2044	4,618	4,072
	Emera US Finance LP	4.750%	6/15/2046	26,423	22,559
	Enel Chile SA	4.875%	6/12/2028	15,616	15,815
	Entergy Arkansas LLC	4.000%	6/1/2028	2,635	2,639
	Entergy Arkansas LLC	5.150%	1/15/2033	1,528	1,581
	Entergy Arkansas LLC	5.450%	6/1/2034	7,830	8,187
	Entergy Arkansas LLC	4.200%	4/1/2049	4,054	3,270
	Entergy Arkansas LLC	2.650%	6/15/2051	10,937	6,507
	Entergy Arkansas LLC	5.750%	6/1/2054	987	995
	Entergy Corp.	1.900%	6/15/2028	4,173	3,958
	Entergy Corp.	2.800%	6/15/2030	19,420	18,181
	Entergy Corp.	2.400%	6/15/2031	10,501	9,432
	Entergy Corp.	3.750%	6/15/2050	8,916	6,480
	Entergy Corp.	7.125%	12/1/2054	16,475	17,314
[1]	Entergy Corp.	5.875%	6/15/2056	4,100	4,101
	Entergy Corp.	6.100%	6/15/2056	7,425	7,418
	Entergy Louisiana LLC	3.120%	9/1/2027	6,372	6,298
	Entergy Louisiana LLC	3.250%	4/1/2028	5,860	5,776
	Entergy Louisiana LLC	1.600%	12/15/2030	4,500	3,976
	Entergy Louisiana LLC	3.050%	6/1/2031	9,197	8,627
	Entergy Louisiana LLC	2.350%	6/15/2032	16,147	14,248
	Entergy Louisiana LLC	4.000%	3/15/2033	14,143	13,641
	Entergy Louisiana LLC	5.350%	3/15/2034	2,822	2,933
	Entergy Louisiana LLC	5.150%	9/15/2034	1,800	1,841
	Entergy Louisiana LLC	3.100%	6/15/2041	8,062	6,130
	Entergy Louisiana LLC	4.950%	1/15/2045	12,110	11,101
	Entergy Louisiana LLC	4.200%	9/1/2048	7,650	6,182
	Entergy Louisiana LLC	4.200%	4/1/2050	11,325	9,033
	Entergy Louisiana LLC	2.900%	3/15/2051	8,865	5,555
	Entergy Louisiana LLC	4.750%	9/15/2052	14,682	12,781
	Entergy Louisiana LLC	5.700%	3/15/2054	780	776
	Entergy Louisiana LLC	5.800%	3/15/2055	11,550	11,606
	Entergy Mississippi LLC	2.850%	6/1/2028	11,749	11,443
	Entergy Mississippi LLC	5.000%	9/1/2033	4,000	4,070
	Entergy Mississippi LLC	3.850%	6/1/2049	9,850	7,522
	Entergy Mississippi LLC	3.500%	6/1/2051	5,335	3,707
	Entergy Mississippi LLC	5.850%	6/1/2054	8,600	8,659
	Entergy Mississippi LLC	5.800%	4/15/2055	7,750	7,789
	Entergy Texas Inc.	4.000%	3/30/2029	5,000	4,996
	Entergy Texas Inc.	1.750%	3/15/2031	11,986	10,575
	Entergy Texas Inc.	5.250%	4/15/2035	2,265	2,323
	Entergy Texas Inc.	4.500%	3/30/2039	4,809	4,465
	Entergy Texas Inc.	3.550%	9/30/2049	4,509	3,219
	Entergy Texas Inc.	5.800%	9/1/2053	3,029	3,018
	Entergy Texas Inc.	5.550%	9/15/2054	2,580	2,500
	Essential Utilities Inc.	4.800%	8/15/2027	12,015	12,160
	Essential Utilities Inc.	3.566%	5/1/2029	12,154	11,915
	Essential Utilities Inc.	2.704%	4/15/2030	7,260	6,814
	Essential Utilities Inc.	5.375%	1/15/2034	6,989	7,213
	Essential Utilities Inc.	4.276%	5/1/2049	7,175	5,788
	Essential Utilities Inc.	3.351%	4/15/2050	6,084	4,189
	Essential Utilities Inc.	5.300%	5/1/2052	11,915	11,148
	Evergy Inc.	2.900%	9/15/2029	24,957	23,790
	Evergy Inc.	6.650%	6/1/2055	7,150	7,311
	Evergy Kansas Central Inc.	3.100%	4/1/2027	13,500	13,369
	Evergy Kansas Central Inc.	5.900%	11/15/2033	400	429
	Evergy Kansas Central Inc.	5.250%	3/15/2035	4,662	4,760
123

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Evergy Kansas Central Inc.	4.125%	3/1/2042	5,630	4,731
	Evergy Kansas Central Inc.	4.100%	4/1/2043	5,748	4,763
	Evergy Kansas Central Inc.	4.250%	12/1/2045	4,729	3,927
	Evergy Kansas Central Inc.	3.250%	9/1/2049	5,450	3,706
	Evergy Kansas Central Inc.	3.450%	4/15/2050	4,355	3,066
	Evergy Kansas Central Inc.	5.700%	3/15/2053	2,820	2,793
[1]	Evergy Metro Inc.	2.250%	6/1/2030	7,171	6,612
	Evergy Metro Inc.	4.950%	4/15/2033	4,400	4,474
	Evergy Metro Inc.	5.400%	4/1/2034	9,500	9,884
	Evergy Metro Inc.	5.125%	8/15/2035	11,433	11,552
	Evergy Metro Inc.	5.300%	10/1/2041	5,177	5,121
	Evergy Metro Inc.	4.200%	6/15/2047	7,443	6,025
	Evergy Metro Inc.	4.200%	3/15/2048	3,123	2,552
[1]	Evergy Metro Inc.	4.125%	4/1/2049	3,293	2,632
[6]	Evergy Missouri West Inc.	5.650%	6/1/2034	3,250	3,364
	Eversource Energy	5.000%	1/1/2027	7,950	8,018
[1]	Eversource Energy	3.300%	1/15/2028	9,511	9,341
	Eversource Energy	5.450%	3/1/2028	18,286	18,748
[1]	Eversource Energy	4.250%	4/1/2029	12,795	12,766
[1]	Eversource Energy	1.650%	8/15/2030	12,559	11,087
	Eversource Energy	2.550%	3/15/2031	5,453	4,930
	Eversource Energy	5.850%	4/15/2031	23,731	25,053
	Eversource Energy	3.375%	3/1/2032	8,877	8,212
	Eversource Energy	5.125%	5/15/2033	20,704	20,908
	Eversource Energy	5.500%	1/1/2034	9,789	10,069
	Eversource Energy	3.450%	1/15/2050	4,258	3,018
	Exelon Corp.	2.750%	3/15/2027	7,819	7,700
	Exelon Corp.	5.150%	3/15/2028	14,388	14,702
	Exelon Corp.	5.150%	3/15/2029	9,114	9,373
	Exelon Corp.	4.050%	4/15/2030	24,249	24,025
	Exelon Corp.	5.125%	3/15/2031	5,395	5,571
	Exelon Corp.	3.350%	3/15/2032	6,396	5,981
	Exelon Corp.	5.450%	3/15/2034	21,276	22,128
[1]	Exelon Corp.	4.950%	6/15/2035	10,971	10,931
	Exelon Corp.	5.625%	6/15/2035	9,137	9,564
	Exelon Corp.	5.100%	6/15/2045	6,856	6,337
	Exelon Corp.	4.450%	4/15/2046	3,040	2,551
	Exelon Corp.	4.700%	4/15/2050	1,665	1,424
	Exelon Corp.	4.100%	3/15/2052	7,164	5,521
	Exelon Corp.	5.600%	3/15/2053	11,109	10,756
	Exelon Corp.	5.875%	3/15/2055	11,363	11,382
	Exelon Corp.	6.500%	3/15/2055	11,050	11,499
[1]	FirstEnergy Corp.	3.900%	7/15/2027	12,329	12,289
	FirstEnergy Corp.	2.650%	3/1/2030	15,881	14,808
[1]	FirstEnergy Corp.	2.250%	9/1/2030	13,655	12,365
[1]	FirstEnergy Corp.	4.850%	7/15/2047	8,051	7,086
[1]	FirstEnergy Corp.	3.400%	3/1/2050	19,833	13,691
	FirstEnergy Transmission LLC	4.550%	1/15/2030	8,050	8,111
[6]	FirstEnergy Transmission LLC	4.750%	1/15/2033	6,578	6,565
	FirstEnergy Transmission LLC	5.000%	1/15/2035	3,480	3,489
[1]	Florida Power & Light Co.	3.300%	5/30/2027	3,269	3,251
	Florida Power & Light Co.	4.400%	5/15/2028	7,443	7,536
	Florida Power & Light Co.	5.150%	6/15/2029	8,390	8,717
	Florida Power & Light Co.	4.625%	5/15/2030	14,835	15,133
	Florida Power & Light Co.	2.450%	2/3/2032	17,591	15,880
	Florida Power & Light Co.	5.100%	4/1/2033	6,185	6,410
	Florida Power & Light Co.	4.800%	5/15/2033	9,441	9,629
	Florida Power & Light Co.	5.625%	4/1/2034	5,096	5,429
	Florida Power & Light Co.	5.300%	6/15/2034	4,926	5,161
	Florida Power & Light Co.	4.950%	6/1/2035	3,018	3,061
	Florida Power & Light Co.	4.700%	2/15/2036	7,667	7,595
	Florida Power & Light Co.	5.650%	2/1/2037	3,487	3,724
	Florida Power & Light Co.	5.950%	2/1/2038	10,796	11,718
	Florida Power & Light Co.	5.960%	4/1/2039	7,747	8,348
	Florida Power & Light Co.	5.690%	3/1/2040	1,881	1,978
	Florida Power & Light Co.	5.250%	2/1/2041	3,166	3,155
	Florida Power & Light Co.	4.125%	2/1/2042	19,437	16,901
	Florida Power & Light Co.	4.050%	6/1/2042	10,914	9,307
	Florida Power & Light Co.	3.800%	12/15/2042	12,168	9,983
	Florida Power & Light Co.	4.050%	10/1/2044	8,475	7,065
124

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	3.700%	12/1/2047	14,719	11,304
	Florida Power & Light Co.	3.950%	3/1/2048	15,874	12,671
	Florida Power & Light Co.	3.990%	3/1/2049	10,063	7,979
	Florida Power & Light Co.	3.150%	10/1/2049	17,774	12,157
	Florida Power & Light Co.	2.875%	12/4/2051	27,561	17,551
	Florida Power & Light Co.	5.300%	4/1/2053	9,440	9,055
	Florida Power & Light Co.	5.600%	6/15/2054	13,070	13,121
	Florida Power & Light Co.	5.700%	3/15/2055	3,655	3,706
	Florida Power & Light Co.	5.800%	3/15/2065	4,137	4,224
	Florida Power & Light Co.	5.600%	2/15/2066	9,445	9,313
	Georgia Power Co.	5.004%	2/23/2027	7,543	7,643
	Georgia Power Co.	3.250%	3/30/2027	8,099	8,047
	Georgia Power Co.	4.650%	5/16/2028	22,933	23,298
	Georgia Power Co.	4.000%	10/1/2028	8,173	8,203
[1]	Georgia Power Co.	2.650%	9/15/2029	13,513	12,861
	Georgia Power Co.	4.550%	3/15/2030	15,399	15,653
	Georgia Power Co.	4.850%	3/15/2031	10,528	10,800
	Georgia Power Co.	4.950%	5/17/2033	25,607	26,127
	Georgia Power Co.	5.250%	3/15/2034	9,515	9,825
	Georgia Power Co.	5.200%	3/15/2035	21,888	22,470
[1]	Georgia Power Co.	4.750%	9/1/2040	7,657	7,268
	Georgia Power Co.	4.300%	3/15/2043	3,758	3,249
[1]	Georgia Power Co.	3.700%	1/30/2050	3,544	2,645
[1]	Georgia Power Co.	3.250%	3/15/2051	11,080	7,550
	Georgia Power Co.	5.500%	10/1/2055	8,875	8,636
	Iberdrola International BV	6.750%	7/15/2036	7,349	8,394
	Idaho Power Co.	5.200%	8/15/2034	2,500	2,570
[1]	Idaho Power Co.	5.500%	3/15/2053	10,500	10,246
[1]	Idaho Power Co.	5.800%	4/1/2054	1,835	1,862
[1]	Idaho Power Co.	5.700%	3/15/2055	7,489	7,453
	Indiana Michigan Power Co.	3.850%	5/15/2028	10,660	10,641
	Indiana Michigan Power Co.	6.050%	3/15/2037	7,169	7,814
[1]	Indiana Michigan Power Co.	4.550%	3/15/2046	6,595	5,719
[1]	Indiana Michigan Power Co.	3.750%	7/1/2047	6,192	4,670
	Indiana Michigan Power Co.	3.250%	5/1/2051	14,655	9,737
	Interstate Power & Light Co.	4.100%	9/26/2028	8,800	8,795
	Interstate Power & Light Co.	3.600%	4/1/2029	3,080	3,019
	Interstate Power & Light Co.	2.300%	6/1/2030	6,375	5,851
	Interstate Power & Light Co.	5.700%	10/15/2033	3,895	4,091
	Interstate Power & Light Co.	5.600%	6/29/2035	3,700	3,850
	Interstate Power & Light Co.	6.250%	7/15/2039	3,870	4,134
	Interstate Power & Light Co.	3.700%	9/15/2046	4,282	3,195
	Interstate Power & Light Co.	3.500%	9/30/2049	1,921	1,371
	Interstate Power & Light Co.	3.100%	11/30/2051	5,685	3,644
	Interstate Power & Light Co.	5.450%	9/30/2054	2,555	2,418
	IPALCO Enterprises Inc.	4.250%	5/1/2030	6,865	6,722
	IPALCO Enterprises Inc.	5.750%	4/1/2034	13,063	13,326
	ITC Holdings Corp.	3.350%	11/15/2027	8,552	8,455
	ITC Holdings Corp.	5.300%	7/1/2043	7,312	7,050
[6]	Jersey Central Power & Light Co.	4.150%	1/15/2029	7,590	7,582
[6]	Jersey Central Power & Light Co.	4.400%	1/15/2031	4,000	3,986
	Jersey Central Power & Light Co.	5.100%	1/15/2035	3,385	3,426
[6]	Jersey Central Power & Light Co.	5.150%	1/15/2036	3,650	3,689
[1]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	3,068	2,993
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	14,970	14,339
[1]	Kentucky Utilities Co.	5.450%	4/15/2033	6,308	6,612
	Kentucky Utilities Co.	5.125%	11/1/2040	8,240	8,082
	Kentucky Utilities Co.	4.375%	10/1/2045	8,245	6,968
	Kentucky Utilities Co.	3.300%	6/1/2050	7,436	5,125
	Kentucky Utilities Co.	5.850%	8/15/2055	7,779	7,844
[1]	Louisville Gas & Electric Co.	5.450%	4/15/2033	3,955	4,137
	Louisville Gas & Electric Co.	4.250%	4/1/2049	12,697	10,369
[1]	Louisville Gas & Electric Co.	5.850%	8/15/2055	19,875	20,027
	MidAmerican Energy Co.	3.100%	5/1/2027	7,636	7,562
	MidAmerican Energy Co.	3.650%	4/15/2029	17,597	17,393
	MidAmerican Energy Co.	6.750%	12/30/2031	3,233	3,636
	MidAmerican Energy Co.	5.350%	1/15/2034	845	882
[1]	MidAmerican Energy Co.	5.750%	11/1/2035	3,397	3,619
[1]	MidAmerican Energy Co.	5.800%	10/15/2036	10,145	10,927
	MidAmerican Energy Co.	4.800%	9/15/2043	7,850	7,121
125

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MidAmerican Energy Co.	4.400%	10/15/2044	2,528	2,177
	MidAmerican Energy Co.	4.250%	5/1/2046	9,444	7,898
	MidAmerican Energy Co.	3.950%	8/1/2047	6,997	5,543
	MidAmerican Energy Co.	3.650%	8/1/2048	13,381	10,016
	MidAmerican Energy Co.	4.250%	7/15/2049	7,288	5,966
	MidAmerican Energy Co.	3.150%	4/15/2050	4,573	3,098
	MidAmerican Energy Co.	5.850%	9/15/2054	11,290	11,605
	MidAmerican Energy Co.	5.300%	2/1/2055	500	473
	Mississippi Power Co.	3.950%	3/30/2028	3,477	3,475
[1]	Mississippi Power Co.	4.250%	3/15/2042	2,916	2,500
[1]	Mississippi Power Co.	3.100%	7/30/2051	1,840	1,204
	National Fuel Gas Co.	3.950%	9/15/2027	4,596	4,574
	National Fuel Gas Co.	4.750%	9/1/2028	11,291	11,415
	National Fuel Gas Co.	5.500%	3/15/2030	3,285	3,386
	National Fuel Gas Co.	2.950%	3/1/2031	7,065	6,445
	National Fuel Gas Co.	5.950%	3/15/2035	5,835	6,106
	National Grid plc	5.602%	6/12/2028	15,619	16,126
	National Grid plc	5.809%	6/12/2033	31,080	33,058
	National Grid USA	5.803%	4/1/2035	3,323	3,482
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/2027	5,634	5,574
[1]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/2027	5,535	5,617
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	7,695	7,728
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	6,500	6,524
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	4,801	4,754
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	3,868	3,939
[1]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	9,074	9,122
[1]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	5,782	5,931
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	8,141	8,133
[1]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	10,087	10,321
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	10,069	9,945
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	14,557	15,056
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	1,855	1,909
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	7,935	7,404
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	4,839	4,848
[1]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	8,384	8,661
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	1,035	894
[1]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	7,768	6,757
[1]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	2,355	2,778
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/2032	4,285	3,873
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	15,224	14,785
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	7,419	7,261
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	13,197	14,169
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	760	774
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/2048	5,597	4,716
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	12,955	10,864
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/2053	520	545
[1]	Nevada Power Co.	3.700%	5/1/2029	14,275	14,059
[1]	Nevada Power Co.	2.400%	5/1/2030	6,990	6,458
[1]	Nevada Power Co.	6.650%	4/1/2036	5,077	5,707
[1]	Nevada Power Co.	6.750%	7/1/2037	7,449	8,350
[1]	Nevada Power Co.	3.125%	8/1/2050	5,144	3,344
[1]	Nevada Power Co.	5.900%	5/1/2053	4,810	4,825
	Nevada Power Co.	6.000%	3/15/2054	6,450	6,599
	Nevada Power Co.	6.250%	5/15/2055	1,550	1,564
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	1,655	1,620
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	22,961	22,832
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	10,793	10,921
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	12,102	12,328
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	13,433	13,687
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	9,496	9,314
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	20,338	19,377
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	5,410	5,577
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	15,655	16,158
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	30,794	28,324
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	14,373	14,980
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	500	512
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	29,025	29,714
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	4,740	4,863
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	36,159	37,414
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	3,566	3,317
126

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	4,346	4,196
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	26,270	28,011
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	15,049	15,632
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	26,155	26,470
[1]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	2,253	2,215
[1]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	4,522	4,567
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/2082	2,097	2,056
	NiSource Inc.	3.490%	5/15/2027	13,097	13,016
	NiSource Inc.	5.250%	3/30/2028	6,326	6,488
	NiSource Inc.	5.200%	7/1/2029	14,595	15,045
	NiSource Inc.	2.950%	9/1/2029	25,145	24,122
	NiSource Inc.	3.600%	5/1/2030	11,673	11,346
	NiSource Inc.	1.700%	2/15/2031	17,150	15,048
	NiSource Inc.	5.400%	6/30/2033	8,416	8,729
	NiSource Inc.	5.350%	4/1/2034	13,701	14,125
	NiSource Inc.	5.350%	7/15/2035	24,925	25,499
	NiSource Inc.	5.950%	6/15/2041	9,149	9,453
	NiSource Inc.	5.250%	2/15/2043	2,304	2,209
	NiSource Inc.	5.650%	2/1/2045	3,042	3,022
	NiSource Inc.	4.375%	5/15/2047	24,542	20,345
	NiSource Inc.	6.375%	3/31/2055	7,145	7,401
	NiSource Inc.	5.850%	4/1/2055	24,640	24,540
	NiSource Inc.	5.750%	7/15/2056	4,575	4,610
	Northern States Power Co.	2.250%	4/1/2031	3,225	2,929
	Northern States Power Co.	5.050%	5/15/2035	3,225	3,288
	Northern States Power Co.	6.250%	6/1/2036	5,965	6,573
	Northern States Power Co.	6.200%	7/1/2037	7,321	8,044
	Northern States Power Co.	5.350%	11/1/2039	13,136	13,324
	Northern States Power Co.	3.400%	8/15/2042	5,092	3,982
	Northern States Power Co.	3.600%	9/15/2047	2,732	2,051
	Northern States Power Co.	2.900%	3/1/2050	3,016	1,975
	Northern States Power Co.	3.200%	4/1/2052	6,856	4,678
	Northern States Power Co.	4.500%	6/1/2052	13,750	11,670
	Northern States Power Co.	5.100%	5/15/2053	1,377	1,278
	Northern States Power Co.	5.400%	3/15/2054	4,700	4,552
	Northern States Power Co.	5.650%	6/15/2054	7,076	7,128
	Northern States Power Co.	5.650%	5/15/2055	3,924	3,938
	Northwest Natural Holding Co.	7.000%	9/15/2055	5,185	5,392
	NorthWestern Corp.	4.176%	11/15/2044	9,030	7,452
	NSTAR Electric Co.	3.200%	5/15/2027	7,759	7,688
	NSTAR Electric Co.	3.250%	5/15/2029	6,593	6,404
	NSTAR Electric Co.	4.850%	3/1/2030	6,270	6,406
	NSTAR Electric Co.	3.950%	4/1/2030	3,584	3,538
	NSTAR Electric Co.	5.400%	6/1/2034	8,550	8,860
	NSTAR Electric Co.	5.200%	3/1/2035	6,793	6,933
	NSTAR Electric Co.	5.500%	3/15/2040	186	188
	NSTAR Electric Co.	4.950%	9/15/2052	3,076	2,773
	OGE Energy Corp.	5.450%	5/15/2029	1,255	1,300
	Oglethorpe Power Corp.	5.950%	11/1/2039	2,035	2,126
	Oglethorpe Power Corp.	5.375%	11/1/2040	12,385	12,245
	Oglethorpe Power Corp.	4.500%	4/1/2047	3,315	2,770
	Oglethorpe Power Corp.	5.050%	10/1/2048	2,180	1,942
	Oglethorpe Power Corp.	3.750%	8/1/2050	610	436
	Oglethorpe Power Corp.	5.250%	9/1/2050	2,163	1,950
	Oglethorpe Power Corp.	6.200%	12/1/2053	15,750	16,175
	Oglethorpe Power Corp.	5.800%	6/1/2054	8,315	8,112
	Oglethorpe Power Corp.	5.900%	2/1/2055	7,255	7,173
	Ohio Edison Co.	6.875%	7/15/2036	2,710	3,095
[1]	Ohio Power Co.	2.600%	4/1/2030	610	570
[1]	Ohio Power Co.	1.625%	1/15/2031	7,430	6,521
	Ohio Power Co.	5.000%	6/1/2033	9,771	9,914
	Ohio Power Co.	5.650%	6/1/2034	12,920	13,481
	Ohio Power Co.	4.150%	4/1/2048	5,625	4,439
	Ohio Power Co.	4.000%	6/1/2049	5,935	4,563
[1]	Ohio Power Co.	2.900%	10/1/2051	200	123
	Oklahoma Gas & Electric Co.	3.800%	8/15/2028	5,996	5,973
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	3,897	3,757
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	9,623	9,233
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	7,544	7,901
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	3,804	3,072
127

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	5,668	4,401
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	9,200	9,016
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	2,440	2,461
[6]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	3,499	3,527
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	10,130	10,211
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	3,000	2,980
	Oncor Electric Delivery Co. LLC	5.750%	3/15/2029	3,375	3,528
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	7,625	7,749
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	7,265	6,846
	Oncor Electric Delivery Co. LLC	7.000%	5/1/2032	9,913	11,193
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	6,515	6,375
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	5,926	5,924
	Oncor Electric Delivery Co. LLC	7.250%	1/15/2033	4,246	4,867
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	5,720	6,080
[6]	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	3,613	3,726
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	11,184	11,062
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	1,424	1,289
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	7,000	6,809
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	9,341	7,293
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	1,588	1,215
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	5,914	4,739
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	18,818	14,196
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	8,829	6,481
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	2,706	1,613
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	2,892	2,437
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	17,648	15,708
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	6,707	6,347
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	5,078	4,929
[6]	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	4,235	4,259
	ONE Gas Inc.	5.100%	4/1/2029	11,054	11,382
	ONE Gas Inc.	2.000%	5/15/2030	3,895	3,562
	ONE Gas Inc.	4.658%	2/1/2044	9,680	8,584
	ONE Gas Inc.	4.500%	11/1/2048	7,299	6,216
	Pacific Gas & Electric Co.	3.300%	3/15/2027	10,212	10,099
	Pacific Gas & Electric Co.	5.450%	6/15/2027	945	961
	Pacific Gas & Electric Co.	2.100%	8/1/2027	13,135	12,735
	Pacific Gas & Electric Co.	3.300%	12/1/2027	35,464	34,885
	Pacific Gas & Electric Co.	5.000%	6/4/2028	1,814	1,846
	Pacific Gas & Electric Co.	3.000%	6/15/2028	9,901	9,604
	Pacific Gas & Electric Co.	3.750%	7/1/2028	21,285	21,003
	Pacific Gas & Electric Co.	6.100%	1/15/2029	28,691	30,027
	Pacific Gas & Electric Co.	5.550%	5/15/2029	9,971	10,292
	Pacific Gas & Electric Co.	4.550%	7/1/2030	37,256	37,104
	Pacific Gas & Electric Co.	2.500%	2/1/2031	62,320	56,082
	Pacific Gas & Electric Co.	5.900%	6/15/2032	10,489	10,986
	Pacific Gas & Electric Co.	5.050%	10/15/2032	6,195	6,232
	Pacific Gas & Electric Co.	6.150%	1/15/2033	8,765	9,302
	Pacific Gas & Electric Co.	6.400%	6/15/2033	6,385	6,888
	Pacific Gas & Electric Co.	5.800%	5/15/2034	32,295	33,569
	Pacific Gas & Electric Co.	5.700%	3/1/2035	11,336	11,665
	Pacific Gas & Electric Co.	4.500%	7/1/2040	55,729	48,568
	Pacific Gas & Electric Co.	3.300%	8/1/2040	7,332	5,555
	Pacific Gas & Electric Co.	4.600%	6/15/2043	4,260	3,555
	Pacific Gas & Electric Co.	4.750%	2/15/2044	14,805	12,510
	Pacific Gas & Electric Co.	4.300%	3/15/2045	11,486	9,113
	Pacific Gas & Electric Co.	4.250%	3/15/2046	8,334	6,516
	Pacific Gas & Electric Co.	3.950%	12/1/2047	27,822	20,682
	Pacific Gas & Electric Co.	4.950%	7/1/2050	50,245	42,483
	Pacific Gas & Electric Co.	5.250%	3/1/2052	17,701	15,430
	Pacific Gas & Electric Co.	6.750%	1/15/2053	8,098	8,610
	Pacific Gas & Electric Co.	6.700%	4/1/2053	15,580	16,465
	Pacific Gas & Electric Co.	5.900%	10/1/2054	7,413	7,102
	Pacific Gas & Electric Co.	6.150%	3/1/2055	10,565	10,466
	Pacific Gas & Electric Co.	6.100%	10/15/2055	3,550	3,486
	PacifiCorp	5.100%	2/15/2029	9,315	9,511
	PacifiCorp	3.500%	6/15/2029	24,264	23,569
	PacifiCorp	2.700%	9/15/2030	7,283	6,692
	PacifiCorp	5.300%	2/15/2031	7,726	7,952
	PacifiCorp	5.450%	2/15/2034	3,560	3,612
	PacifiCorp	5.250%	6/15/2035	3,987	3,980
128

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PacifiCorp	6.100%	8/1/2036	6,893	7,150
	PacifiCorp	5.750%	4/1/2037	9,900	10,048
	PacifiCorp	6.250%	10/15/2037	9,395	9,805
	PacifiCorp	6.350%	7/15/2038	4,412	4,614
	PacifiCorp	6.000%	1/15/2039	5,809	5,898
	PacifiCorp	4.100%	2/1/2042	4,967	3,930
	PacifiCorp	4.125%	1/15/2049	12,067	8,987
	PacifiCorp	4.150%	2/15/2050	25,879	19,136
	PacifiCorp	3.300%	3/15/2051	3,800	2,424
	PacifiCorp	2.900%	6/15/2052	14,598	8,552
	PacifiCorp	5.350%	12/1/2053	7,810	6,836
	PacifiCorp	5.800%	1/15/2055	33,289	31,022
	PECO Energy Co.	4.900%	6/15/2033	1,595	1,630
	PECO Energy Co.	4.875%	9/15/2035	5,280	5,326
	PECO Energy Co.	3.700%	9/15/2047	2,085	1,591
	PECO Energy Co.	3.900%	3/1/2048	1,904	1,493
	PECO Energy Co.	3.000%	9/15/2049	8,205	5,375
	PECO Energy Co.	2.800%	6/15/2050	7,771	4,860
	PECO Energy Co.	3.050%	3/15/2051	5,792	3,762
	PECO Energy Co.	2.850%	9/15/2051	3,890	2,414
	PECO Energy Co.	4.600%	5/15/2052	14,333	12,175
	PECO Energy Co.	4.375%	8/15/2052	5,333	4,396
	PECO Energy Co.	5.250%	9/15/2054	16,939	16,016
	PECO Energy Co.	5.650%	9/15/2055	12,625	12,584
[1]	PG&E Energy Recovery Funding LLC	1.460%	7/15/2031	2,603	2,419
[1]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2036	8,150	6,790
[1]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2046	5,485	4,003
[1]	PG&E Recovery Funding LLC	4.838%	6/1/2033	6,943	7,055
[1]	PG&E Recovery Funding LLC	5.256%	1/15/2038	19,340	19,804
[1]	PG&E Recovery Funding LLC	5.231%	6/1/2042	8,000	8,128
[1]	PG&E Recovery Funding LLC	5.536%	7/15/2047	6,020	6,054
[1]	PG&E Recovery Funding LLC	5.529%	6/1/2049	10,500	10,505
[1]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2030	8,040	7,960
[1]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2031	3,216	3,213
[1]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2036	4,034	3,926
[1]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2037	6,055	6,006
[1]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2041	5,685	5,649
[1]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2047	15,580	13,822
[1]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2047	17,105	16,554
[1]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2051	3,200	2,802
[1]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2052	5,630	5,242
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	2,924	2,858
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	5,016	4,573
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	10,251	10,656
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	11,895	12,085
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	2,780	2,477
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	4,735	3,533
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/2050	4,369	3,001
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	2,575	2,301
	Pinnacle West Capital Corp.	4.900%	5/15/2028	2,945	2,999
	Pinnacle West Capital Corp.	5.150%	5/15/2030	2,650	2,730
	Potomac Electric Power Co.	5.200%	3/15/2034	3,760	3,863
	Potomac Electric Power Co.	6.500%	11/15/2037	6,787	7,616
	Potomac Electric Power Co.	4.150%	3/15/2043	9,214	7,780
	Potomac Electric Power Co.	5.500%	3/15/2054	3,410	3,291
	PPL Capital Funding Inc.	5.250%	9/1/2034	2,439	2,499
	PPL Electric Utilities Corp.	5.000%	5/15/2033	11,820	12,107
	PPL Electric Utilities Corp.	4.850%	2/15/2034	8,120	8,211
	PPL Electric Utilities Corp.	6.250%	5/15/2039	9,644	10,569
	PPL Electric Utilities Corp.	4.125%	6/15/2044	8,930	7,469
	PPL Electric Utilities Corp.	4.150%	10/1/2045	6,902	5,780
	PPL Electric Utilities Corp.	3.950%	6/1/2047	1,890	1,525
	PPL Electric Utilities Corp.	4.150%	6/15/2048	6,807	5,597
	PPL Electric Utilities Corp.	3.000%	10/1/2049	7,815	5,188
	PPL Electric Utilities Corp.	5.550%	8/15/2055	5,116	5,086
	Progress Energy Inc.	7.750%	3/1/2031	7,183	8,229
	Progress Energy Inc.	6.000%	12/1/2039	1,919	2,030
	Public Service Co. of Colorado	3.700%	6/15/2028	6,355	6,325
[1]	Public Service Co. of Colorado	1.900%	1/15/2031	6,916	6,151
	Public Service Co. of Colorado	1.875%	6/15/2031	6,588	5,797
129

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Public Service Co. of Colorado	4.100%	6/1/2032	6,148	6,023
	Public Service Co. of Colorado	5.350%	5/15/2034	31,869	32,793
	Public Service Co. of Colorado	5.150%	9/15/2035	14,198	14,387
	Public Service Co. of Colorado	6.500%	8/1/2038	400	446
	Public Service Co. of Colorado	3.600%	9/15/2042	2,276	1,790
	Public Service Co. of Colorado	4.300%	3/15/2044	2,562	2,169
	Public Service Co. of Colorado	3.800%	6/15/2047	3,224	2,465
	Public Service Co. of Colorado	4.100%	6/15/2048	5,330	4,231
	Public Service Co. of Colorado	4.050%	9/15/2049	3,547	2,771
[1]	Public Service Co. of Colorado	3.200%	3/1/2050	9,360	6,358
[1]	Public Service Co. of Colorado	2.700%	1/15/2051	25,754	15,502
[1]	Public Service Co. of Colorado	4.500%	6/1/2052	5,990	4,991
	Public Service Co. of Colorado	5.250%	4/1/2053	12,271	11,418
	Public Service Co. of Colorado	5.750%	5/15/2054	18,125	18,135
	Public Service Co. of Colorado	5.850%	5/15/2055	15,325	15,547
	Public Service Co. of New Hampshire	4.400%	7/1/2028	960	969
	Public Service Co. of New Hampshire	5.350%	10/1/2033	4,114	4,292
	Public Service Co. of New Hampshire	3.600%	7/1/2049	5,714	4,190
	Public Service Co. of New Hampshire	5.150%	1/15/2053	4,890	4,522
	Public Service Co. of Oklahoma	5.250%	1/15/2033	9,770	10,028
	Public Service Co. of Oklahoma	5.200%	1/15/2035	15,025	15,194
	Public Service Co. of Oklahoma	5.450%	1/15/2036	8,765	8,990
[1]	Public Service Electric & Gas Co.	3.000%	5/15/2027	7,840	7,757
[1]	Public Service Electric & Gas Co.	3.700%	5/1/2028	2,058	2,048
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2028	1,740	1,727
[1]	Public Service Electric & Gas Co.	3.200%	5/15/2029	3,739	3,643
[1]	Public Service Electric & Gas Co.	2.450%	1/15/2030	5,518	5,185
[1]	Public Service Electric & Gas Co.	3.100%	3/15/2032	6,341	5,881
[1]	Public Service Electric & Gas Co.	4.900%	12/15/2032	6,075	6,210
[1]	Public Service Electric & Gas Co.	4.650%	3/15/2033	6,063	6,095
	Public Service Electric & Gas Co.	5.200%	8/1/2033	9,459	9,812
[1]	Public Service Electric & Gas Co.	5.200%	3/1/2034	8,215	8,461
	Public Service Electric & Gas Co.	4.850%	8/1/2034	12,280	12,385
[1]	Public Service Electric & Gas Co.	5.050%	3/1/2035	3,289	3,360
	Public Service Electric & Gas Co.	4.900%	8/15/2035	11,523	11,596
[1]	Public Service Electric & Gas Co.	5.800%	5/1/2037	2,690	2,895
[1]	Public Service Electric & Gas Co.	5.500%	3/1/2040	902	924
[1]	Public Service Electric & Gas Co.	3.950%	5/1/2042	6,000	5,058
[1]	Public Service Electric & Gas Co.	3.650%	9/1/2042	1,450	1,161
[1]	Public Service Electric & Gas Co.	3.800%	1/1/2043	1,762	1,437
[1]	Public Service Electric & Gas Co.	3.800%	3/1/2046	19,675	15,509
[1]	Public Service Electric & Gas Co.	3.600%	12/1/2047	10,754	8,056
[1]	Public Service Electric & Gas Co.	3.850%	5/1/2049	18,680	14,389
[1]	Public Service Electric & Gas Co.	3.200%	8/1/2049	2,308	1,581
[1]	Public Service Electric & Gas Co.	3.150%	1/1/2050	2,449	1,663
[1]	Public Service Electric & Gas Co.	2.700%	5/1/2050	8,189	5,075
[1]	Public Service Electric & Gas Co.	2.050%	8/1/2050	11,592	6,261
	Public Service Electric & Gas Co.	5.450%	8/1/2053	2,684	2,622
[1]	Public Service Electric & Gas Co.	5.450%	3/1/2054	4,593	4,496
	Public Service Electric & Gas Co.	5.300%	8/1/2054	12,235	11,693
[1]	Public Service Electric & Gas Co.	5.500%	3/1/2055	3,287	3,226
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	15,955	16,452
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	9,103	9,507
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	9,430	9,697
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	16,243	14,400
	Public Service Enterprise Group Inc.	6.125%	10/15/2033	9,373	10,091
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	1,075	1,111
	Puget Energy Inc.	4.100%	6/15/2030	7,279	7,128
	Puget Energy Inc.	5.725%	3/15/2035	12,182	12,497
	Puget Sound Energy Inc.	5.330%	6/15/2034	5,345	5,505
	Puget Sound Energy Inc.	6.274%	3/15/2037	4,150	4,533
	Puget Sound Energy Inc.	5.757%	10/1/2039	19,558	20,392
	Puget Sound Energy Inc.	5.795%	3/15/2040	454	470
	Puget Sound Energy Inc.	4.300%	5/20/2045	7,565	6,282
	Puget Sound Energy Inc.	4.223%	6/15/2048	8,726	7,097
	Puget Sound Energy Inc.	3.250%	9/15/2049	8,089	5,480
	Puget Sound Energy Inc.	5.685%	6/15/2054	4,364	4,328
	Puget Sound Energy Inc.	5.598%	9/15/2055	3,750	3,648
	San Diego Gas & Electric Co.	4.950%	8/15/2028	6,465	6,628
[1]	San Diego Gas & Electric Co.	1.700%	10/1/2030	1,320	1,178
130

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	San Diego Gas & Electric Co.	3.000%	3/15/2032	566	520
	San Diego Gas & Electric Co.	5.400%	4/15/2035	4,636	4,803
	San Diego Gas & Electric Co.	4.500%	8/15/2040	14,575	13,251
[1]	San Diego Gas & Electric Co.	3.750%	6/1/2047	5,660	4,313
	San Diego Gas & Electric Co.	4.150%	5/15/2048	7,681	6,171
[1]	San Diego Gas & Electric Co.	3.320%	4/15/2050	9,072	6,256
[1]	San Diego Gas & Electric Co.	2.950%	8/15/2051	5,105	3,242
	San Diego Gas & Electric Co.	5.350%	4/1/2053	4,975	4,703
	San Diego Gas & Electric Co.	5.550%	4/15/2054	13,075	12,716
[1]	SCE Recovery Funding LLC	4.697%	6/15/2040	4,595	4,593
[1]	SCE Recovery Funding LLC	2.943%	11/15/2042	3,075	2,589
	SCE Recovery Funding LLC	5.341%	3/15/2045	12,500	12,526
[1]	SCE Recovery Funding LLC	3.240%	11/15/2046	2,200	1,597
[1]	SCE Recovery Funding LLC	5.112%	12/15/2047	4,175	3,976
	Sempra	3.250%	6/15/2027	10,579	10,461
	Sempra	3.400%	2/1/2028	15,080	14,858
	Sempra	3.700%	4/1/2029	4,363	4,294
	Sempra	3.800%	2/1/2038	10,746	9,230
	Sempra	6.000%	10/15/2039	17,850	18,597
	Sempra	4.000%	2/1/2048	5,746	4,387
	Sempra	4.125%	4/1/2052	6,179	6,067
	Sempra	6.400%	10/1/2054	6,655	6,763
	Sempra	6.875%	10/1/2054	22,681	23,307
	Sempra	6.550%	4/1/2055	5,470	5,581
	Sempra	6.625%	4/1/2055	11,000	11,116
	Sempra	6.375%	4/1/2056	4,370	4,465
	Sierra Pacific Power Co.	5.900%	3/15/2054	8,095	8,103
	Sierra Pacific Power Co.	6.200%	12/15/2055	6,650	6,612
	Southern California Edison Co.	4.875%	2/1/2027	5,929	5,968
	Southern California Edison Co.	5.850%	11/1/2027	6,809	7,001
[1]	Southern California Edison Co.	3.650%	3/1/2028	13,431	13,267
	Southern California Edison Co.	5.650%	10/1/2028	8,801	9,111
[1]	Southern California Edison Co.	4.200%	3/1/2029	12,697	12,607
	Southern California Edison Co.	6.650%	4/1/2029	4,060	4,256
	Southern California Edison Co.	5.150%	6/1/2029	11,915	12,182
	Southern California Edison Co.	2.850%	8/1/2029	8,237	7,807
	Southern California Edison Co.	2.250%	6/1/2030	10,537	9,563
[1]	Southern California Edison Co.	2.500%	6/1/2031	8,772	7,868
	Southern California Edison Co.	5.450%	6/1/2031	6,470	6,695
	Southern California Edison Co.	2.750%	2/1/2032	8,988	7,997
	Southern California Edison Co.	5.950%	11/1/2032	21,358	22,621
	Southern California Edison Co.	6.000%	1/15/2034	11,478	12,049
	Southern California Edison Co.	5.200%	6/1/2034	7,036	7,071
[1]	Southern California Edison Co.	5.750%	4/1/2035	15,493	16,021
[1]	Southern California Edison Co.	5.350%	7/15/2035	9,678	9,733
	Southern California Edison Co.	5.625%	2/1/2036	11,065	11,193
[1]	Southern California Edison Co.	5.550%	1/15/2037	7,723	7,718
[1]	Southern California Edison Co.	5.950%	2/1/2038	19,316	19,732
	Southern California Edison Co.	6.050%	3/15/2039	6,730	6,884
	Southern California Edison Co.	5.500%	3/15/2040	10,044	9,809
	Southern California Edison Co.	4.500%	9/1/2040	12,845	11,238
	Southern California Edison Co.	4.650%	10/1/2043	11,076	9,412
[1]	Southern California Edison Co.	3.600%	2/1/2045	2,685	1,931
	Southern California Edison Co.	4.000%	4/1/2047	1,586	1,191
[1]	Southern California Edison Co.	4.125%	3/1/2048	18,525	14,055
[1]	Southern California Edison Co.	4.875%	3/1/2049	11,120	9,321
	Southern California Edison Co.	3.650%	2/1/2050	10,149	7,081
[1]	Southern California Edison Co.	2.950%	2/1/2051	5,575	3,404
[1]	Southern California Edison Co.	3.650%	6/1/2051	7,670	5,242
	Southern California Edison Co.	3.450%	2/1/2052	3,211	2,132
[1]	Southern California Edison Co.	5.450%	6/1/2052	7,705	6,925
	Southern California Edison Co.	5.700%	3/1/2053	16,927	15,711
	Southern California Edison Co.	5.875%	12/1/2053	21,058	20,172
	Southern California Edison Co.	5.750%	4/15/2054	16,245	15,216
	Southern California Edison Co.	5.900%	3/1/2055	1,940	1,868
	Southern California Gas Co.	2.950%	4/15/2027	5,897	5,833
[1]	Southern California Gas Co.	2.550%	2/1/2030	14,014	13,209
	Southern California Gas Co.	5.050%	9/1/2034	4,935	5,017
	Southern California Gas Co.	5.450%	6/15/2035	4,844	5,043
	Southern California Gas Co.	3.750%	9/15/2042	5,790	4,628
131

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Southern California Gas Co.	4.125%	6/1/2048	4,725	3,769
[1]	Southern California Gas Co.	4.300%	1/15/2049	11,245	9,177
[1]	Southern California Gas Co.	3.950%	2/15/2050	8,107	6,225
	Southern California Gas Co.	6.350%	11/15/2052	9,410	10,173
	Southern California Gas Co.	5.750%	6/1/2053	12,723	12,649
	Southern California Gas Co.	5.600%	4/1/2054	2,300	2,254
	Southern California Gas Co.	6.000%	6/15/2055	4,616	4,739
	Southern Co.	5.113%	8/1/2027	17,210	17,483
[1]	Southern Co.	1.750%	3/15/2028	6,251	5,954
	Southern Co.	4.850%	6/15/2028	12,380	12,602
	Southern Co.	5.500%	3/15/2029	33,805	35,107
[1]	Southern Co.	3.700%	4/30/2030	14,190	13,852
	Southern Co.	5.700%	10/15/2032	7,864	8,333
	Southern Co.	5.200%	6/15/2033	29,922	30,747
	Southern Co.	5.700%	3/15/2034	7,713	8,125
	Southern Co.	4.850%	3/15/2035	25,880	25,569
	Southern Co.	4.250%	7/1/2036	11,310	10,586
	Southern Co.	4.400%	7/1/2046	13,784	11,632
[1]	Southern Co.	6.375%	3/15/2055	24,513	25,550
[1]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	1,858	1,859
[1]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	7,723	6,834
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	29,492	30,289
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	7,435	7,884
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	6,815	6,839
[1]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	3,129	3,153
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	6,825	7,052
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	6,051	5,181
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	5,935	4,649
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	12,144	10,109
[1]	Southern Co. Gas Capital Corp.	3.150%	9/30/2051	1,279	829
[1]	Southern Power Co.	4.250%	10/1/2030	2,654	2,649
[1]	Southern Power Co.	4.900%	10/1/2035	2,644	2,617
	Southern Power Co.	5.150%	9/15/2041	9,158	8,817
	Southern Power Co.	5.250%	7/15/2043	4,015	3,827
[1]	Southern Power Co.	4.950%	12/15/2046	5,205	4,644
	Southwest Gas Corp.	5.800%	12/1/2027	2,535	2,612
	Southwest Gas Corp.	3.700%	4/1/2028	6,700	6,641
	Southwest Gas Corp.	2.200%	6/15/2030	8,060	7,325
	Southwest Gas Corp.	4.050%	3/15/2032	7,064	6,814
	Southwest Gas Corp.	3.800%	9/29/2046	1,245	944
	Southwest Gas Corp.	4.150%	6/1/2049	4,560	3,580
[1]	Southwestern Electric Power Co.	4.100%	9/15/2028	18,728	18,722
	Southwestern Electric Power Co.	5.300%	4/1/2033	6,880	7,062
	Southwestern Electric Power Co.	6.200%	3/15/2040	9,707	10,309
[1]	Southwestern Electric Power Co.	3.900%	4/1/2045	10,285	7,965
[1]	Southwestern Electric Power Co.	3.850%	2/1/2048	8,607	6,410
	Southwestern Electric Power Co.	3.250%	11/1/2051	16,610	10,937
	Southwestern Public Service Co.	5.300%	5/15/2035	8,825	9,014
	Southwestern Public Service Co.	4.500%	8/15/2041	6,618	5,890
	Southwestern Public Service Co.	3.400%	8/15/2046	16,190	11,454
	Southwestern Public Service Co.	3.700%	8/15/2047	7,746	5,810
[1]	Southwestern Public Service Co.	4.400%	11/15/2048	4,747	3,955
	Southwestern Public Service Co.	3.750%	6/15/2049	6,712	4,959
[1]	Southwestern Public Service Co.	3.150%	5/1/2050	7,395	4,877
	Southwestern Public Service Co.	6.000%	6/1/2054	3,625	3,708
	Spire Inc.	6.250%	6/1/2056	6,681	6,633
	Spire Inc.	6.450%	6/1/2056	4,025	4,023
	Spire Missouri Inc.	4.800%	2/15/2033	4,250	4,275
[1]	Spire Missouri Inc.	5.150%	8/15/2034	4,295	4,401
	System Energy Resources Inc.	5.300%	12/15/2034	6,365	6,436
	Tampa Electric Co.	4.900%	3/1/2029	4,433	4,527
	Tampa Electric Co.	2.400%	3/15/2031	5,235	4,770
	Tampa Electric Co.	5.150%	3/1/2035	3,287	3,331
	Tampa Electric Co.	4.350%	5/15/2044	708	601
	Tampa Electric Co.	4.300%	6/15/2048	14,351	11,869
	Tampa Electric Co.	4.450%	6/15/2049	3,120	2,604
	Tampa Electric Co.	3.625%	6/15/2050	6,482	4,727
	Tampa Electric Co.	5.000%	7/15/2052	4,735	4,293
	Toledo Edison Co.	6.150%	5/15/2037	3,940	4,284
	Tucson Electric Power Co.	1.500%	8/1/2030	5,416	4,819
132

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tucson Electric Power Co.	3.250%	5/15/2032	6,391	5,954
	Tucson Electric Power Co.	5.200%	9/15/2034	5,934	6,071
	Tucson Electric Power Co.	4.000%	6/15/2050	9,020	6,883
	Tucson Electric Power Co.	5.500%	4/15/2053	5,065	4,864
	Tucson Electric Power Co.	5.900%	4/15/2055	4,051	4,123
	Union Electric Co.	2.950%	6/15/2027	8,008	7,926
	Union Electric Co.	3.500%	3/15/2029	10,319	10,137
	Union Electric Co.	2.950%	3/15/2030	10,423	9,929
	Union Electric Co.	2.150%	3/15/2032	9,408	8,258
	Union Electric Co.	5.200%	4/1/2034	11,066	11,398
	Union Electric Co.	5.250%	4/15/2035	6,805	7,005
	Union Electric Co.	5.300%	8/1/2037	5,589	5,693
	Union Electric Co.	8.450%	3/15/2039	2,929	3,789
	Union Electric Co.	3.900%	9/15/2042	400	328
	Union Electric Co.	3.650%	4/15/2045	12,757	9,888
	Union Electric Co.	4.000%	4/1/2048	14,156	11,244
	Union Electric Co.	3.250%	10/1/2049	5,551	3,791
	Union Electric Co.	2.625%	3/15/2051	7,991	4,811
	Union Electric Co.	3.900%	4/1/2052	9,851	7,518
	Union Electric Co.	5.450%	3/15/2053	9,140	8,820
	Union Electric Co.	5.125%	3/15/2055	4,583	4,199
	United Utilities plc	6.875%	8/15/2028	17,001	18,102
[1]	Virginia Electric & Power Co.	3.500%	3/15/2027	37,676	37,506
[1]	Virginia Electric & Power Co.	3.800%	4/1/2028	24,156	24,063
[1]	Virginia Electric & Power Co.	2.875%	7/15/2029	12,389	11,883
	Virginia Electric & Power Co.	2.300%	11/15/2031	2,409	2,142
	Virginia Electric & Power Co.	2.400%	3/30/2032	9,870	8,775
	Virginia Electric & Power Co.	5.000%	4/1/2033	11,004	11,265
	Virginia Electric & Power Co.	5.300%	8/15/2033	8,267	8,578
	Virginia Electric & Power Co.	5.050%	8/15/2034	6,425	6,511
	Virginia Electric & Power Co.	5.150%	3/15/2035	6,665	6,785
[1]	Virginia Electric & Power Co.	4.900%	9/15/2035	11,919	11,869
[1]	Virginia Electric & Power Co.	6.000%	1/15/2036	2,293	2,460
[1]	Virginia Electric & Power Co.	6.000%	5/15/2037	9,929	10,672
	Virginia Electric & Power Co.	6.350%	11/30/2037	8,131	8,929
	Virginia Electric & Power Co.	8.875%	11/15/2038	1,955	2,611
	Virginia Electric & Power Co.	4.000%	1/15/2043	7,460	6,109
[1]	Virginia Electric & Power Co.	4.650%	8/15/2043	9,603	8,611
	Virginia Electric & Power Co.	4.450%	2/15/2044	12,902	11,147
[1]	Virginia Electric & Power Co.	4.200%	5/15/2045	11,262	9,323
[1]	Virginia Electric & Power Co.	4.000%	11/15/2046	7,657	6,082
[1]	Virginia Electric & Power Co.	3.800%	9/15/2047	10,621	8,131
	Virginia Electric & Power Co.	4.600%	12/1/2048	9,110	7,801
	Virginia Electric & Power Co.	3.300%	12/1/2049	2,715	1,870
	Virginia Electric & Power Co.	2.450%	12/15/2050	4,230	2,429
	Virginia Electric & Power Co.	2.950%	11/15/2051	22,102	13,913
[1]	Virginia Electric & Power Co.	4.625%	5/15/2052	5,320	4,476
	Virginia Electric & Power Co.	5.450%	4/1/2053	9,313	8,870
	Virginia Electric & Power Co.	5.700%	8/15/2053	8,963	8,825
	Virginia Electric & Power Co.	5.550%	8/15/2054	2,355	2,284
	Virginia Electric & Power Co.	5.650%	3/15/2055	6,850	6,707
[1]	Virginia Electric & Power Co.	5.600%	9/15/2055	9,738	9,461
[1]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2027	1,239	1,247
[1]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2031	10,225	10,465
[1]	Washington Gas Light Co.	3.796%	9/15/2046	5,895	4,576
[1]	Washington Gas Light Co.	3.650%	9/15/2049	8,200	5,975
	WEC Energy Group Inc.	5.150%	10/1/2027	3,522	3,592
	WEC Energy Group Inc.	1.375%	10/15/2027	6,136	5,867
	WEC Energy Group Inc.	4.750%	1/15/2028	5,423	5,504
	WEC Energy Group Inc.	2.200%	12/15/2028	2,875	2,733
	WEC Energy Group Inc.	1.800%	10/15/2030	2,896	2,575
	WEC Energy Group Inc.	5.625%	5/15/2056	3,975	4,000
	Wisconsin Electric Power Co.	1.700%	6/15/2028	4,105	3,901
	Wisconsin Electric Power Co.	3.950%	3/1/2029	2,350	2,351
	Wisconsin Electric Power Co.	5.000%	5/15/2029	3,773	3,889
	Wisconsin Electric Power Co.	4.150%	10/15/2030	5,170	5,166
	Wisconsin Electric Power Co.	4.750%	9/30/2032	5,815	5,924
	Wisconsin Electric Power Co.	5.625%	5/15/2033	1,405	1,505
	Wisconsin Electric Power Co.	4.600%	10/1/2034	2,705	2,679
	Wisconsin Electric Power Co.	4.300%	10/15/2048	9,665	7,984
133

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Electric Power Co.	5.050%	10/1/2054	4,050	3,723
	Wisconsin Power & Light Co.	3.050%	10/15/2027	3,050	3,003
	Wisconsin Power & Light Co.	3.000%	7/1/2029	4,859	4,673
	Wisconsin Power & Light Co.	4.950%	4/1/2033	4,000	4,057
	Wisconsin Power & Light Co.	5.375%	3/30/2034	10,790	11,118
	Wisconsin Power & Light Co.	6.375%	8/15/2037	4,325	4,739
	Wisconsin Power & Light Co.	3.650%	4/1/2050	5,655	4,100
	Wisconsin Power & Light Co.	5.700%	12/15/2055	2,694	2,642
	Wisconsin Public Service Corp.	4.550%	12/1/2029	3,900	3,973
	Wisconsin Public Service Corp.	3.671%	12/1/2042	3,909	3,104
	Wisconsin Public Service Corp.	4.752%	11/1/2044	110	99
	Wisconsin Public Service Corp.	3.300%	9/1/2049	3,585	2,492
	Wisconsin Public Service Corp.	2.850%	12/1/2051	6,095	3,841
	Xcel Energy Inc.	3.350%	12/1/2026	6,215	6,179
	Xcel Energy Inc.	1.750%	3/15/2027	8,196	7,979
	Xcel Energy Inc.	4.000%	6/15/2028	8,277	8,278
	Xcel Energy Inc.	2.600%	12/1/2029	25,182	23,635
	Xcel Energy Inc.	3.400%	6/1/2030	18,808	18,079
	Xcel Energy Inc.	2.350%	11/15/2031	387	344
	Xcel Energy Inc.	4.600%	6/1/2032	6,760	6,729
	Xcel Energy Inc.	5.450%	8/15/2033	12,064	12,461
	Xcel Energy Inc.	5.600%	4/15/2035	12,183	12,630
	Xcel Energy Inc.	6.500%	7/1/2036	9,728	10,664
					9,889,248
Total Corporate Bonds (Cost $100,802,110)					96,660,430
Sovereign Bonds (3.3%)
	African Development Bank	4.625%	1/4/2027	26,780	27,033
	African Development Bank	4.125%	2/25/2027	26,645	26,792
[1]	African Development Bank	4.375%	11/3/2027	45,805	46,469
	African Development Bank	4.375%	3/14/2028	27,730	28,190
	African Development Bank	3.875%	6/12/2028	25,190	25,353
	African Development Bank	3.500%	9/18/2029	27,575	27,420
	African Development Bank	4.000%	3/18/2030	16,345	16,507
	African Development Bank	4.500%	6/12/2035	9,360	9,554
[1]	African Development Bank	5.750%	Perpetual	11,440	11,473
[1]	Asian Development Bank	2.625%	1/12/2027	27,728	27,447
[1]	Asian Development Bank	4.125%	1/12/2027	48,560	48,797
[1]	Asian Development Bank	1.500%	1/20/2027	65,037	63,618
[1]	Asian Development Bank	3.125%	8/20/2027	43,588	43,292
[1]	Asian Development Bank	2.500%	11/2/2027	45,111	44,277
[1]	Asian Development Bank	4.375%	1/14/2028	15,583	15,832
[1]	Asian Development Bank	2.750%	1/19/2028	25,577	25,173
[1]	Asian Development Bank	3.750%	4/25/2028	48,154	48,342
[1]	Asian Development Bank	1.250%	6/9/2028	11,100	10,502
	Asian Development Bank	5.820%	6/16/2028	5,370	5,640
[1]	Asian Development Bank	4.500%	8/25/2028	58,200	59,553
[1]	Asian Development Bank	3.125%	9/26/2028	12,255	12,107
[1]	Asian Development Bank	4.875%	9/26/2028	255	257
[1]	Asian Development Bank	4.375%	3/6/2029	40,905	41,826
[1]	Asian Development Bank	3.625%	8/28/2029	46,952	46,948
[1]	Asian Development Bank	1.750%	9/19/2029	42,127	39,369
[1]	Asian Development Bank	1.875%	1/24/2030	28,694	26,717
[1]	Asian Development Bank	4.125%	5/30/2030	57,575	58,461
[1]	Asian Development Bank	3.750%	8/28/2030	25,073	25,072
[1]	Asian Development Bank	0.750%	10/8/2030	27,937	24,274
[1]	Asian Development Bank	1.500%	3/4/2031	33,526	29,944
	Asian Development Bank	3.125%	4/27/2032	23,580	22,479
[1]	Asian Development Bank	3.875%	9/28/2032	19,085	18,957
[1]	Asian Development Bank	4.000%	1/12/2033	36,750	36,704
[1]	Asian Development Bank	3.875%	6/14/2033	30,220	29,884
[1]	Asian Development Bank	4.125%	1/12/2034	35,790	35,838
	Asian Development Bank	4.375%	3/22/2035	50,300	51,022
	Asian Infrastructure Investment Bank	3.750%	9/14/2027	27,550	27,632
	Asian Infrastructure Investment Bank	4.000%	1/18/2028	33,425	33,693
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	46,280	46,313
	Asian Infrastructure Investment Bank	4.125%	1/18/2029	29,300	29,726
	Asian Infrastructure Investment Bank	4.500%	1/16/2030	30,472	31,341
	Asian Infrastructure Investment Bank	4.250%	3/13/2034	14,820	14,966
134

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Asian Infrastructure Investment Bank	4.500%	5/21/2035	4,275	4,379
	Canadian Government Bond	3.750%	4/26/2028	42,952	43,133
	Canadian Government Bond	4.625%	4/30/2029	28,672	29,573
	Canadian Government Bond	4.000%	3/18/2030	44,370	44,842
	Corp. Andina de Fomento	2.250%	2/8/2027	8,340	8,193
	Corp. Andina de Fomento	6.000%	4/26/2027	15,095	15,502
	Corp. Andina de Fomento	4.125%	1/7/2028	5,815	5,841
	Corp. Andina de Fomento	4.125%	6/30/2028	8,962	9,008
	Corp. Andina de Fomento	5.000%	1/24/2029	13,350	13,754
	Corp. Andina de Fomento	5.000%	1/22/2030	24,654	25,500
	Council of Europe Development Bank	4.625%	6/11/2027	10,704	10,856
	Council of Europe Development Bank	3.625%	1/26/2028	19,400	19,406
[1]	Council of Europe Development Bank	3.625%	5/8/2028	5,245	5,249
	Council of Europe Development Bank	4.125%	1/24/2029	13,260	13,452
	Council of Europe Development Bank	4.500%	1/15/2030	22,765	23,406
	Equinor ASA	3.000%	4/6/2027	9,580	9,513
	Equinor ASA	7.250%	9/23/2027	7,545	7,982
	Equinor ASA	4.250%	6/2/2028	7,553	7,619
	Equinor ASA	3.625%	9/10/2028	21,646	21,588
[6]	Equinor ASA	6.500%	12/1/2028	975	1,043
	Equinor ASA	3.125%	4/6/2030	34,040	32,788
	Equinor ASA	2.375%	5/22/2030	20,787	19,340
	Equinor ASA	4.500%	9/3/2030	5,665	5,748
	Equinor ASA	4.750%	11/14/2035	13,519	13,447
	Equinor ASA	3.625%	4/6/2040	10,293	8,704
	Equinor ASA	5.100%	8/17/2040	7,081	7,036
	Equinor ASA	4.250%	11/23/2041	12,554	11,096
	Equinor ASA	3.950%	5/15/2043	17,730	14,897
	Equinor ASA	4.800%	11/8/2043	11,500	10,697
	Equinor ASA	3.250%	11/18/2049	24,857	17,357
	Equinor ASA	3.700%	4/6/2050	13,339	10,102
[1]	European Bank for Reconstruction & Development	4.375%	3/9/2028	18,800	19,106
	European Bank for Reconstruction & Development	4.125%	1/25/2029	23,735	24,076
[1]	European Bank for Reconstruction & Development	4.250%	3/13/2034	16,240	16,373
[1]	European Investment Bank	1.375%	3/15/2027	48,684	47,430
	European Investment Bank	4.375%	3/19/2027	54,880	55,391
	European Investment Bank	2.375%	5/24/2027	20,860	20,524
	European Investment Bank	0.625%	10/21/2027	4,819	4,576
	European Investment Bank	3.250%	11/15/2027	29,667	29,521
	European Investment Bank	3.875%	3/15/2028	66,188	66,627
	European Investment Bank	3.875%	6/15/2028	57,959	58,399
	European Investment Bank	4.500%	10/16/2028	44,991	46,085
	European Investment Bank	4.000%	2/15/2029	42,770	43,268
	European Investment Bank	1.750%	3/15/2029	3,470	3,276
	European Investment Bank	4.750%	6/15/2029	144,126	149,341
	European Investment Bank	1.625%	10/9/2029	17,500	16,268
	European Investment Bank	3.750%	11/15/2029	65,420	65,623
	European Investment Bank	4.500%	3/14/2030	84,055	86,577
	European Investment Bank	0.875%	5/17/2030	11,288	9,995
	European Investment Bank	3.625%	7/15/2030	59,485	59,171
	European Investment Bank	0.750%	9/23/2030	23,440	20,413
	European Investment Bank	3.875%	10/15/2030	32,013	32,156
	European Investment Bank	1.250%	2/14/2031	11,771	10,385
	European Investment Bank	4.375%	10/10/2031	54,202	55,659
	European Investment Bank	4.250%	8/16/2032	138,959	141,098
	European Investment Bank	3.750%	2/14/2033	38,387	37,771
	European Investment Bank	4.125%	2/13/2034	59,055	59,165
	European Investment Bank	4.625%	2/12/2035	51,558	53,314
	European Investment Bank	4.875%	2/15/2036	46,055	48,474
[7]	Export Development Canada	3.000%	5/25/2027	26,070	25,858
[7]	Export Development Canada	3.750%	9/7/2027	32,050	32,144
[7]	Export Development Canada	3.875%	2/14/2028	30,750	30,924
[7]	Export Development Canada	4.125%	2/13/2029	43,897	44,540
[7]	Export Development Canada	4.000%	6/20/2030	22,950	23,179
[7]	Export Development Canada	4.750%	6/5/2034	13,065	13,651
	Export-Import Bank of Korea	4.625%	1/11/2027	12,155	12,257
	Export-Import Bank of Korea	1.625%	1/18/2027	9,925	9,708
	Export-Import Bank of Korea	2.375%	4/21/2027	6,180	6,071
	Export-Import Bank of Korea	4.000%	9/11/2027	9,480	9,513
	Export-Import Bank of Korea	4.250%	9/15/2027	13,000	13,101
135

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Export-Import Bank of Korea	4.125%	10/17/2027	6,465	6,504
	Export-Import Bank of Korea	5.000%	1/11/2028	19,449	19,901
	Export-Import Bank of Korea	4.625%	1/14/2028	11,700	11,895
	Export-Import Bank of Korea	4.500%	1/11/2029	7,255	7,370
	Export-Import Bank of Korea	4.000%	9/11/2029	11,975	11,992
	Export-Import Bank of Korea	4.875%	1/14/2030	6,500	6,713
	Export-Import Bank of Korea	1.250%	9/21/2030	7,925	7,005
	Export-Import Bank of Korea	3.750%	9/22/2030	13,020	12,894
	Export-Import Bank of Korea	1.375%	2/9/2031	6,090	5,356
	Export-Import Bank of Korea	2.125%	1/18/2032	14,639	13,039
	Export-Import Bank of Korea	4.500%	9/15/2032	7,645	7,768
	Export-Import Bank of Korea	5.125%	1/11/2033	14,450	15,116
	Export-Import Bank of Korea	5.125%	9/18/2033	12,635	13,261
	Export-Import Bank of Korea	4.625%	1/11/2034	6,380	6,491
	Export-Import Bank of Korea	5.250%	1/14/2035	9,925	10,562
	Export-Import Bank of Korea	2.500%	6/29/2041	13,595	9,879
[1]	Hong Kong Government International Bond	1.750%	11/24/2031	12,515	11,153
[1]	Hydro-Quebec	8.500%	12/1/2029	5,316	6,180
	Inter-American Development Bank	1.500%	1/13/2027	6,880	6,732
	Inter-American Development Bank	4.375%	2/1/2027	34,940	35,210
	Inter-American Development Bank	2.375%	7/7/2027	59,333	58,300
	Inter-American Development Bank	0.625%	9/16/2027	42,595	40,548
	Inter-American Development Bank	4.000%	1/12/2028	74,825	75,446
	Inter-American Development Bank	1.125%	7/20/2028	27,090	25,478
	Inter-American Development Bank	3.125%	9/18/2028	47,733	47,166
	Inter-American Development Bank	4.125%	2/15/2029	34,575	35,094
	Inter-American Development Bank	2.250%	6/18/2029	27,477	26,249
	Inter-American Development Bank	4.500%	2/15/2030	22,560	23,224
[1]	Inter-American Development Bank	1.125%	1/13/2031	40,705	35,738
[1]	Inter-American Development Bank	3.625%	9/17/2031	22,040	21,754
[1]	Inter-American Development Bank	3.500%	4/12/2033	35,218	34,019
[1]	Inter-American Development Bank	4.500%	9/13/2033	41,935	43,110
	Inter-American Development Bank	4.375%	7/17/2034	33,140	33,667
[1]	Inter-American Development Bank	4.375%	7/16/2035	72,083	72,944
[1]	Inter-American Development Bank	3.875%	10/28/2041	8,130	7,258
	Inter-American Development Bank	3.200%	8/7/2042	12,332	10,018
	Inter-American Development Bank	4.375%	1/24/2044	13,332	12,494
	Inter-American Investment Corp.	3.625%	2/17/2027	3,495	3,491
	Inter-American Investment Corp.	4.125%	2/15/2028	17,155	17,314
	Inter-American Investment Corp.	4.750%	9/19/2028	8,890	9,133
	Inter-American Investment Corp.	3.625%	11/20/2028	11,286	11,275
	Inter-American Investment Corp.	4.250%	2/14/2029	13,020	13,222
	Inter-American Investment Corp.	4.250%	4/1/2030	21,680	22,038
[1]	International Bank for Reconstruction & Development	2.500%	11/22/2027	47,453	46,562
	International Bank for Reconstruction & Development	0.750%	11/24/2027	67,613	64,184
[1]	International Bank for Reconstruction & Development	1.375%	4/20/2028	42,267	40,230
	International Bank for Reconstruction & Development	3.625%	5/5/2028	55,064	55,144
	International Bank for Reconstruction & Development	3.500%	7/12/2028	72,730	72,585
	International Bank for Reconstruction & Development	4.625%	8/1/2028	63,844	65,467
	International Bank for Reconstruction & Development	1.125%	9/13/2028	38,664	36,241
	International Bank for Reconstruction & Development	3.625%	9/21/2029	42,320	42,283
	International Bank for Reconstruction & Development	3.875%	10/16/2029	38,989	39,285
[1]	International Bank for Reconstruction & Development	1.750%	10/23/2029	21,624	20,165
	International Bank for Reconstruction & Development	3.875%	2/14/2030	102,733	103,344
	International Bank for Reconstruction & Development	4.125%	3/20/2030	89,985	91,356
	International Bank for Reconstruction & Development	0.875%	5/14/2030	31,219	27,631
	International Bank for Reconstruction & Development	4.000%	7/25/2030	55,448	55,988
	International Bank for Reconstruction & Development	0.750%	8/26/2030	58,505	51,033
	International Bank for Reconstruction & Development	3.500%	10/28/2030	77,322	76,415
	International Bank for Reconstruction & Development	4.000%	1/10/2031	42,160	42,530
	International Bank for Reconstruction & Development	1.250%	2/10/2031	64,467	56,855
	International Bank for Reconstruction & Development	4.500%	4/10/2031	76,322	78,760
	International Bank for Reconstruction & Development	1.625%	11/3/2031	121,376	107,119
[1]	International Bank for Reconstruction & Development	4.625%	1/15/2032	103,380	107,189
	International Bank for Reconstruction & Development	2.500%	3/29/2032	30,026	27,639
	International Bank for Reconstruction & Development	4.000%	5/6/2032	75,377	75,535
	International Bank for Reconstruction & Development	4.750%	11/14/2033	29,181	30,491
[1]	International Bank for Reconstruction & Development	5.750%	5/2/2034	50	50
	International Bank for Reconstruction & Development	3.875%	8/28/2034	60,343	59,187
[1]	International Bank for Reconstruction & Development	4.750%	2/15/2035	10,842	11,292
136

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	International Bank for Reconstruction & Development	4.375%	8/27/2035	60,880	61,605
[1]	International Finance Corp.	4.375%	1/15/2027	23,000	23,166
[1]	International Finance Corp.	4.500%	1/21/2028	22,152	22,559
[1]	International Finance Corp.	4.500%	7/13/2028	21,081	21,545
[1]	International Finance Corp.	4.250%	7/2/2029	34,030	34,716
[1]	International Finance Corp.	3.875%	7/2/2030	30,690	30,844
	International Finance Corp.	0.750%	8/27/2030	13,300	11,599
[8]	Japan Bank for International Cooperation	1.625%	1/20/2027	1,035	1,012
[8]	Japan Bank for International Cooperation	2.875%	6/1/2027	35,852	35,426
[8]	Japan Bank for International Cooperation	2.875%	7/21/2027	10,842	10,703
[8]	Japan Bank for International Cooperation	4.625%	7/22/2027	29,360	29,752
[8]	Japan Bank for International Cooperation	2.750%	11/16/2027	36,335	35,713
[8]	Japan Bank for International Cooperation	3.875%	7/3/2028	15,030	15,077
[8]	Japan Bank for International Cooperation	4.625%	7/19/2028	10,700	10,927
[8]	Japan Bank for International Cooperation	3.250%	7/20/2028	19,469	19,234
[8]	Japan Bank for International Cooperation	4.875%	10/18/2028	2,540	2,615
[8]	Japan Bank for International Cooperation	3.500%	10/31/2028	23,095	22,938
[8]	Japan Bank for International Cooperation	2.125%	2/16/2029	25,193	23,965
[8]	Japan Bank for International Cooperation	2.000%	10/17/2029	13,314	12,455
[8]	Japan Bank for International Cooperation	1.250%	1/21/2031	14,838	12,999
[8]	Japan Bank for International Cooperation	4.375%	1/24/2031	5,123	5,214
[8]	Japan Bank for International Cooperation	1.875%	4/15/2031	22,528	20,263
[8]	Japan Bank for International Cooperation	4.625%	4/17/2034	6,815	6,968
[8]	Japan International Cooperation Agency	2.750%	4/27/2027	12,390	12,224
[8]	Japan International Cooperation Agency	3.250%	5/25/2027	29,575	29,364
[8]	Japan International Cooperation Agency	4.000%	5/23/2028	10,875	10,925
[8]	Japan International Cooperation Agency	3.375%	6/12/2028	5,695	5,640
[8]	Japan International Cooperation Agency	4.750%	5/21/2029	6,237	6,415
[8]	Japan International Cooperation Agency	4.250%	5/22/2030	3,926	3,973
[8]	Japan International Cooperation Agency	1.000%	7/22/2030	5,851	5,131
[8]	Japan International Cooperation Agency	1.750%	4/28/2031	3,575	3,182
[9]	KFW	4.375%	3/1/2027	50,020	50,468
[9]	KFW	3.000%	5/20/2027	37,922	37,637
[9]	KFW	4.000%	6/28/2027	62,479	62,893
[9]	KFW	3.500%	8/27/2027	29,987	29,965
[9]	KFW	3.750%	2/15/2028	64,639	64,884
[9]	KFW	2.875%	4/3/2028	30,054	29,610
[1,9]	KFW	3.875%	5/15/2028	55,949	56,357
[9]	KFW	3.875%	6/15/2028	63,045	63,505
[9]	KFW	3.500%	8/9/2028	71,288	71,197
[9]	KFW	4.000%	3/15/2029	23,438	23,719
[9]	KFW	1.750%	9/14/2029	20,816	19,469
[9]	KFW	4.625%	3/18/2030	16,888	17,483
[9]	KFW	3.750%	7/15/2030	57,433	57,477
[9]	KFW	0.750%	9/30/2030	35,025	30,495
[9]	KFW	4.750%	10/29/2030	20,910	21,806
[9]	KFW	4.125%	7/15/2033	55,255	55,542
[9]	KFW	4.375%	2/28/2034	21,220	21,626
[9]	KFW	0.000%	4/18/2036	18,429	11,905
[9]	KFW	0.000%	6/29/2037	36,990	22,549
	Korea Development Bank	4.625%	2/15/2027	15,125	15,260
	Korea Development Bank	2.250%	2/24/2027	60	59
	Korea Development Bank	1.375%	4/25/2027	8,805	8,536
	Korea Development Bank	4.125%	10/16/2027	7,060	7,101
	Korea Development Bank	4.625%	2/3/2028	13,750	13,981
	Korea Development Bank	4.375%	2/15/2028	29,410	29,760
	Korea Development Bank	5.375%	10/23/2028	6,865	7,155
	Korea Development Bank	4.500%	2/15/2029	16,180	16,448
	Korea Development Bank	4.875%	2/3/2030	13,400	13,854
	Korea Development Bank	3.750%	9/16/2030	6,720	6,656
	Korea Development Bank	1.625%	1/19/2031	4,000	3,568
	Korea Development Bank	2.000%	10/25/2031	10,861	9,732
	Korea Development Bank	4.375%	2/15/2033	18,780	18,790
	Korea Development Bank	5.625%	10/23/2033	8,115	8,788
[9]	Landwirtschaftliche Rentenbank	3.875%	9/28/2027	2,346	2,357
[1,9]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	16,158	15,842
[1,9]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	21,605	21,749
[9]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	19,481	20,074
[9]	Landwirtschaftliche Rentenbank	4.125%	5/28/2030	11,184	11,351
[9]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	29,660	26,004
137

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	27,682	27,509
[1,9]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	13,000	13,779
	Nordic Investment Bank	4.375%	3/14/2028	36,940	37,544
	Nordic Investment Bank	3.750%	8/28/2028	5,094	5,115
	Nordic Investment Bank	4.250%	2/28/2029	19,465	19,821
	Nordic Investment Bank	3.750%	5/9/2030	22,912	22,916
[10]	Oesterreichische Kontrollbank AG	4.750%	5/21/2027	22,135	22,474
[10]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	18,390	18,399
[10]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	24,719	25,045
[10]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	5,459	5,507
[1,10]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	14,664	14,865
[10]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	14,305	14,334
[10]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	17,328	17,806
[10]	Oesterreichische Kontrollbank AG	3.750%	9/10/2030	14,380	14,351
[1]	Oriental Republic of Uruguay	4.375%	10/27/2027	10,822	10,876
[1]	Oriental Republic of Uruguay	4.375%	1/23/2031	33,358	33,857
[1]	Oriental Republic of Uruguay	5.750%	10/28/2034	28,474	30,372
[1]	Oriental Republic of Uruguay	7.625%	3/21/2036	13,924	16,849
[1]	Oriental Republic of Uruguay	5.442%	2/14/2037	20,425	21,222
[1]	Oriental Republic of Uruguay	4.125%	11/20/2045	6,870	6,003
[1]	Oriental Republic of Uruguay	5.100%	6/18/2050	50,705	47,748
[1]	Oriental Republic of Uruguay	4.975%	4/20/2055	35,229	32,008
[1]	Oriental Republic of Uruguay	5.250%	9/10/2060	10,063	9,391
	Province of Alberta	3.300%	3/15/2028	22,923	22,727
	Province of Alberta	4.500%	6/26/2029	17,595	18,025
	Province of Alberta	1.300%	7/22/2030	45,953	41,060
	Province of Alberta	4.500%	1/24/2034	16,180	16,361
	Province of Alberta	4.300%	11/2/2035	7,424	7,318
	Province of British Columbia	4.700%	1/24/2028	41,538	42,394
	Province of British Columbia	4.800%	11/15/2028	20,230	20,830
	Province of British Columbia	4.900%	4/24/2029	38,640	40,030
	Province of British Columbia	3.900%	8/27/2030	25,859	25,863
	Province of British Columbia	1.300%	1/29/2031	21,836	19,193
	Province of British Columbia	4.200%	7/6/2033	22,360	22,213
	Province of British Columbia	4.750%	6/12/2034	44,108	45,154
	Province of British Columbia	4.800%	6/11/2035	30,553	31,186
	Province of British Columbia	7.250%	9/1/2036	2,181	2,658
[1]	Province of Manitoba	1.500%	10/25/2028	11,925	11,224
	Province of Manitoba	4.300%	7/27/2033	15,110	15,065
	Province of Manitoba	4.900%	5/31/2034	11,339	11,703
	Province of New Brunswick	3.625%	2/24/2028	6,575	6,556
	Province of Ontario	3.100%	5/19/2027	43,752	43,417
	Province of Ontario	1.050%	5/21/2027	3,115	3,005
	Province of Ontario	4.200%	1/18/2029	29,749	30,167
	Province of Ontario	3.700%	9/17/2029	37,325	37,247
	Province of Ontario	2.000%	10/2/2029	32,800	30,804
	Province of Ontario	4.700%	1/15/2030	31,609	32,622
	Province of Ontario	3.900%	9/4/2030	11,648	11,654
	Province of Ontario	1.125%	10/7/2030	27,880	24,542
	Province of Ontario	1.600%	2/25/2031	49,050	43,721
	Province of Ontario	1.800%	10/14/2031	40,275	35,645
[1]	Province of Ontario	2.125%	1/21/2032	4,089	3,652
	Province of Ontario	5.050%	4/24/2034	24,944	26,100
	Province of Ontario	4.850%	6/11/2035	2,592	2,665
	Province of Ontario	4.450%	11/20/2035	15,728	15,638
	Province of Quebec	2.750%	4/12/2027	49,125	48,557
	Province of Quebec	3.625%	4/13/2028	19,683	19,656
	Province of Quebec	4.500%	4/3/2029	36,662	37,521
[1]	Province of Quebec	7.500%	9/15/2029	19,878	22,408
	Province of Quebec	1.350%	5/28/2030	16,813	15,108
	Province of Quebec	1.900%	4/21/2031	89,465	80,506
	Province of Quebec	4.500%	9/8/2033	20,505	20,764
	Province of Quebec	4.250%	9/5/2034	12,381	12,234
	Province of Saskatchewan	3.250%	6/8/2027	10,746	10,680
	Province of Saskatchewan	4.650%	1/28/2030	11,075	11,403
[1]	Republic of Chile	2.750%	1/31/2027	22,622	22,262
[1]	Republic of Chile	3.240%	2/6/2028	28,286	27,802
[1]	Republic of Chile	4.850%	1/22/2029	15,475	15,790
[1]	Republic of Chile	2.450%	1/31/2031	10,748	9,821
[1]	Republic of Chile	2.550%	1/27/2032	26,461	23,684
138

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Republic of Chile	2.550%	7/27/2033	65,934	57,100
[1]	Republic of Chile	3.500%	1/31/2034	23,220	21,328
[1]	Republic of Chile	4.950%	1/5/2036	17,612	17,746
[1]	Republic of Chile	5.650%	1/13/2037	27,970	29,566
[1]	Republic of Chile	3.100%	5/7/2041	34,884	26,771
[1]	Republic of Chile	4.340%	3/7/2042	26,545	23,656
	Republic of Chile	3.625%	10/30/2042	230	187
[1]	Republic of Chile	3.500%	1/25/2050	18,281	13,404
[1]	Republic of Chile	4.000%	1/31/2052	18,170	14,356
[1]	Republic of Chile	5.330%	1/5/2054	16,927	16,323
[1]	Republic of Chile	3.100%	1/22/2061	26,591	16,493
[1]	Republic of Chile	3.250%	9/21/2071	16,173	10,006
[1]	Republic of Hungary	7.625%	3/29/2041	22,222	25,947
[1]	Republic of Indonesia	4.150%	9/20/2027	5,332	5,341
	Republic of Indonesia	3.500%	1/11/2028	18,461	18,259
[1]	Republic of Indonesia	4.550%	1/11/2028	13,703	13,806
	Republic of Indonesia	4.100%	4/24/2028	20,537	20,588
	Republic of Indonesia	4.750%	2/11/2029	23,017	23,344
[1]	Republic of Indonesia	4.400%	3/10/2029	12,635	12,697
	Republic of Indonesia	3.400%	9/18/2029	12,082	11,733
[1]	Republic of Indonesia	5.250%	1/15/2030	14,940	15,474
	Republic of Indonesia	2.850%	2/14/2030	15,520	14,645
	Republic of Indonesia	3.850%	10/15/2030	21,732	21,294
	Republic of Indonesia	1.850%	3/12/2031	20,211	17,741
[1]	Republic of Indonesia	4.300%	4/16/2031	14,520	14,475
[1]	Republic of Indonesia	2.150%	7/28/2031	8,559	7,574
[1]	Republic of Indonesia	3.550%	3/31/2032	14,405	13,624
[1]	Republic of Indonesia	4.650%	9/20/2032	13,510	13,593
[1]	Republic of Indonesia	4.850%	1/11/2033	16,290	16,449
[1]	Republic of Indonesia	4.700%	2/10/2034	8,580	8,557
[1]	Republic of Indonesia	4.750%	9/10/2034	15,290	15,249
[1]	Republic of Indonesia	5.600%	1/15/2035	16,800	17,807
[1]	Republic of Indonesia	4.900%	4/16/2036	18,490	18,454
	Republic of Indonesia	4.350%	1/11/2048	30,406	26,299
	Republic of Indonesia	5.350%	2/11/2049	3,510	3,516
	Republic of Indonesia	3.700%	10/30/2049	23,920	18,219
	Republic of Indonesia	3.500%	2/14/2050	10,222	7,466
	Republic of Indonesia	4.200%	10/15/2050	22,030	18,093
	Republic of Indonesia	3.050%	3/12/2051	23,105	15,399
[1]	Republic of Indonesia	4.300%	3/31/2052	9,765	8,101
[1]	Republic of Indonesia	5.450%	9/20/2052	7,500	7,442
[1]	Republic of Indonesia	5.650%	1/11/2053	11,033	11,170
[1]	Republic of Indonesia	5.100%	2/10/2054	14,200	13,718
[1]	Republic of Indonesia	5.150%	9/10/2054	3,365	3,272
[1]	Republic of Indonesia	3.200%	9/23/2061	7,776	4,996
	Republic of Indonesia	4.450%	4/15/2070	14,479	11,716
	Republic of Indonesia	3.350%	3/12/2071	12,810	8,305
[1]	Republic of Italy	2.875%	10/17/2029	23,158	22,268
[1]	Republic of Italy	5.375%	6/15/2033	31,270	33,080
[1]	Republic of Italy	4.000%	10/17/2049	28,576	21,492
[1]	Republic of Italy	3.875%	5/6/2051	36,987	26,990
	Republic of Korea	2.750%	1/19/2027	35,077	34,755
	Republic of Korea	3.500%	9/20/2028	960	954
	Republic of Korea	2.500%	6/19/2029	13,510	12,942
	Republic of Korea	4.500%	7/3/2029	13,885	14,199
	Republic of Korea	1.000%	9/16/2030	10,775	9,485
	Republic of Korea	3.625%	10/29/2030	7,720	7,659
	Republic of Korea	1.750%	10/15/2031	7,135	6,365
	Republic of Korea	4.125%	6/10/2044	10,573	9,464
	Republic of Korea	3.875%	9/20/2048	7,013	5,887
	Republic of Panama	8.875%	9/30/2027	12,923	13,843
[1]	Republic of Panama	3.875%	3/17/2028	22,646	22,239
	Republic of Panama	9.375%	4/1/2029	11,934	13,578
[1]	Republic of Panama	3.160%	1/23/2030	23,217	21,738
[1]	Republic of Panama	7.500%	3/1/2031	4,415	4,896
[1]	Republic of Panama	2.252%	9/29/2032	68,168	56,276
[1]	Republic of Panama	3.298%	1/19/2033	28,911	25,366
[1]	Republic of Panama	6.400%	2/14/2035	44,245	46,615
[1]	Republic of Panama	6.700%	1/26/2036	32,288	34,712
[1]	Republic of Panama	8.000%	3/1/2038	21,630	25,262
139

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Republic of Panama	4.500%	4/16/2050	36,673	28,256
[1]	Republic of Panama	4.300%	4/29/2053	16,201	12,127
[1]	Republic of Panama	6.853%	3/28/2054	14,475	15,054
[1]	Republic of Panama	4.500%	4/1/2056	25,893	19,362
[1]	Republic of Panama	7.875%	3/1/2057	1,290	1,500
[1]	Republic of Panama	3.870%	7/23/2060	50,954	33,673
[1]	Republic of Panama	4.500%	1/19/2063	4,030	2,996
	Republic of Peru	2.844%	6/20/2030	2,993	2,814
[1]	Republic of Peru	2.783%	1/23/2031	32,660	30,168
[1]	Republic of Peru	1.862%	12/1/2032	15,248	12,608
	Republic of Peru	8.750%	11/21/2033	27,278	34,309
[1]	Republic of Peru	3.000%	1/15/2034	32,440	28,214
[1]	Republic of Peru	5.375%	2/8/2035	19,475	19,912
[1]	Republic of Peru	5.500%	3/30/2036	26,947	27,473
[1]	Republic of Peru	6.550%	3/14/2037	11,326	12,510
[1]	Republic of Peru	3.300%	3/11/2041	1,987	1,535
	Republic of Peru	5.625%	11/18/2050	28,488	27,762
[1]	Republic of Peru	3.550%	3/10/2051	16,026	11,226
[1]	Republic of Peru	5.875%	8/8/2054	23,034	22,741
[1]	Republic of Peru	6.200%	6/30/2055	29,380	30,228
[1]	Republic of Peru	2.780%	12/1/2060	27,922	15,171
[1]	Republic of Peru	3.600%	1/15/2072	12,325	7,823
[1]	Republic of Peru	3.230%	7/28/2121	15,581	8,495
[1]	Republic of Poland	5.500%	11/16/2027	20,794	21,401
[1]	Republic of Poland	4.625%	3/18/2029	21,920	22,335
[1]	Republic of Poland	4.875%	2/12/2030	65,000	66,972
[1]	Republic of Poland	5.750%	11/16/2032	11,282	12,068
[1]	Republic of Poland	4.875%	10/4/2033	45,516	46,146
[1]	Republic of Poland	5.125%	9/18/2034	53,140	54,355
[1]	Republic of Poland	5.375%	2/12/2035	30,889	32,008
[1]	Republic of Poland	5.500%	4/4/2053	24,056	22,955
[1]	Republic of Poland	5.500%	3/18/2054	35,835	34,154
	Republic of the Philippines	3.229%	3/29/2027	7,130	7,052
	Republic of the Philippines	5.170%	10/13/2027	7,575	7,718
	Republic of the Philippines	3.000%	2/1/2028	25,654	25,082
	Republic of the Philippines	4.625%	7/17/2028	8,552	8,645
	Republic of the Philippines	3.750%	1/14/2029	14,636	14,451
	Republic of the Philippines	9.500%	2/2/2030	24,488	29,387
	Republic of the Philippines	4.375%	3/5/2030	7,505	7,584
	Republic of the Philippines	2.457%	5/5/2030	13,742	12,794
	Republic of the Philippines	7.750%	1/14/2031	28,190	32,696
	Republic of the Philippines	1.648%	6/10/2031	14,137	12,292
	Republic of the Philippines	1.950%	1/6/2032	10,465	9,093
	Republic of the Philippines	6.375%	1/15/2032	14,105	15,588
	Republic of the Philippines	3.556%	9/29/2032	11,765	11,111
	Republic of the Philippines	5.609%	4/13/2033	12,090	12,801
	Republic of the Philippines	5.000%	7/17/2033	17,110	17,493
	Republic of the Philippines	5.250%	5/14/2034	16,445	17,079
	Republic of the Philippines	6.375%	10/23/2034	25,053	28,087
	Republic of the Philippines	5.500%	2/4/2035	19,740	20,810
	Republic of the Philippines	4.750%	3/5/2035	15,270	15,279
	Republic of the Philippines	5.000%	1/13/2037	13,757	13,895
	Republic of the Philippines	3.950%	1/20/2040	31,716	27,993
	Republic of the Philippines	3.700%	3/1/2041	26,189	21,876
	Republic of the Philippines	3.700%	2/2/2042	26,867	22,148
	Republic of the Philippines	2.950%	5/5/2045	20,197	14,116
	Republic of the Philippines	2.650%	12/10/2045	20,379	13,447
	Republic of the Philippines	3.200%	7/6/2046	30,594	21,926
	Republic of the Philippines	4.200%	3/29/2047	5,830	4,877
	Republic of the Philippines	5.950%	10/13/2047	9,880	10,398
	Republic of the Philippines	5.500%	1/17/2048	19,405	19,305
	Republic of the Philippines	5.600%	5/14/2049	13,200	13,267
	Republic of the Philippines	5.175%	9/5/2049	13,230	12,556
	Republic of the Philippines	5.900%	2/4/2050	15,860	16,635
[1]	State of Israel	3.250%	1/17/2028	9,060	8,883
[1]	State of Israel	5.375%	3/12/2029	30,995	31,863
[1]	State of Israel	2.500%	1/15/2030	5,332	4,939
[1]	State of Israel	5.375%	2/19/2030	28,573	29,485
[1]	State of Israel	2.750%	7/3/2030	17,815	16,550
[1]	State of Israel	4.500%	1/17/2033	33,175	32,427
140

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	State of Israel	5.500%	3/12/2034	38,820	40,176
[1]	State of Israel	5.625%	2/19/2035	40,551	42,240
[1]	State of Israel	4.500%	1/30/2043	24,577	21,614
[1]	State of Israel	4.125%	1/17/2048	13,865	10,831
[1]	State of Israel	3.375%	1/15/2050	36,674	24,509
[1]	State of Israel	3.875%	7/3/2050	19,553	14,213
[1]	State of Israel	5.750%	3/12/2054	42,294	40,517
[1]	State of Israel	4.500%	4/3/2120	14,310	10,629
[1]	Svensk Exportkredit AB	2.250%	3/22/2027	13,037	12,809
[1]	Svensk Exportkredit AB	3.875%	8/4/2027	42,198	42,352
[1]	Svensk Exportkredit AB	3.750%	9/13/2027	20,458	20,500
	Svensk Exportkredit AB	3.750%	5/8/2028	13,420	13,451
	Svensk Exportkredit AB	4.125%	6/14/2028	16,805	16,984
[1]	Svensk Exportkredit AB	4.250%	2/1/2029	7,020	7,132
	Svensk Exportkredit AB	3.750%	7/29/2030	7,964	7,940
[1]	Svensk Exportkredit AB	4.875%	10/4/2030	16,100	16,818
	United Mexican States	4.150%	3/28/2027	22,616	22,580
	United Mexican States	3.750%	1/11/2028	38,444	38,037
[1]	United Mexican States	5.400%	2/9/2028	15,655	15,993
	United Mexican States	4.500%	4/22/2029	18,936	18,997
[1]	United Mexican States	5.000%	5/7/2029	250	254
[1]	United Mexican States	3.250%	4/16/2030	17,470	16,486
[1]	United Mexican States	6.000%	5/13/2030	3,411	3,574
[1]	United Mexican States	4.750%	3/22/2031	35,610	35,191
[1]	United Mexican States	2.659%	5/24/2031	38,886	34,618
[1]	United Mexican States	8.300%	8/15/2031	11,132	13,202
[1]	United Mexican States	4.750%	4/27/2032	31,947	31,102
[1]	United Mexican States	5.850%	7/2/2032	56,966	58,528
[1]	United Mexican States	5.375%	3/22/2033	34,790	34,459
[1]	United Mexican States	7.500%	4/8/2033	17,957	20,661
[1]	United Mexican States	4.875%	5/19/2033	30,569	29,335
[1]	United Mexican States	3.500%	2/12/2034	46,408	40,087
[1]	United Mexican States	6.750%	9/27/2034	22,168	23,994
[1]	United Mexican States	6.350%	2/9/2035	34,053	35,652
[1]	United Mexican States	5.625%	9/22/2035	44,250	43,610
[1]	United Mexican States	6.000%	5/7/2036	62,234	63,024
[1]	United Mexican States	6.875%	5/13/2037	68,863	73,459
[1]	United Mexican States	6.625%	1/29/2038	22,175	23,130
	United Mexican States	6.050%	1/11/2040	44,183	43,909
[1]	United Mexican States	4.280%	8/14/2041	38,025	30,487
[1]	United Mexican States	4.750%	3/8/2044	61,962	50,972
	United Mexican States	5.550%	1/21/2045	4,142	3,831
	United Mexican States	4.600%	1/23/2046	39,174	30,775
	United Mexican States	4.350%	1/15/2047	34,915	26,286
	United Mexican States	4.600%	2/10/2048	53,480	41,335
[1]	United Mexican States	4.500%	1/31/2050	30,405	22,987
[1]	United Mexican States	5.000%	4/27/2051	24,610	19,763
[1]	United Mexican States	4.400%	2/12/2052	37,130	27,060
[1]	United Mexican States	6.338%	5/4/2053	44,339	42,195
[1]	United Mexican States	6.400%	5/7/2054	21,645	20,778
[1]	United Mexican States	7.375%	5/13/2055	13,429	14,446
[1]	United Mexican States	3.771%	5/24/2061	54,261	33,368
[1]	United Mexican States	5.750%	10/12/2110	25,401	21,263
Total Sovereign Bonds (Cost $13,126,937)					12,805,127
Taxable Municipal Bonds (0.5%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	1,450	1,179
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/2044	2,050	2,318
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/2044	4,895	5,152
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/2041	2,300	2,713
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	6.053%	2/15/2043	1,000	1,021
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.499%	2/15/2050	1,505	1,748
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/2050	9,415	11,837
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/2040	2,000	2,268
141

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	18,010	18,999
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	6,275	7,165
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/2050	10,390	11,759
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/2055	6,725	4,462
	California Earthquake Authority Revenue	5.603%	7/1/2027	2,935	2,972
	California GO	1.700%	2/1/2028	5,150	4,957
	California GO	3.500%	4/1/2028	7,635	7,617
	California GO	3.050%	4/1/2029	600	589
	California GO	5.125%	9/1/2029	4,925	5,152
	California GO	2.500%	10/1/2029	9,035	8,637
	California GO	1.750%	11/1/2030	5,000	4,541
	California GO	5.750%	10/1/2031	8,200	8,930
	California GO	4.350%	11/1/2032	4,000	4,036
	California GO	6.000%	3/1/2033	5,000	5,530
	California GO	4.500%	4/1/2033	8,895	8,937
	California GO	7.500%	4/1/2034	32,655	38,097
	California GO	5.150%	9/1/2034	3,625	3,799
	California GO	7.550%	4/1/2039	41,470	50,327
	California GO	7.300%	10/1/2039	13,946	16,230
	California GO	7.350%	11/1/2039	16,775	19,605
	California GO	7.625%	3/1/2040	16,025	19,320
	California GO	7.600%	11/1/2040	16,105	19,713
	California GO	5.875%	10/1/2041	2,550	2,667
	California GO	5.200%	3/1/2043	5,600	5,613
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/2041	1,000	918
	California State Taxable Various Purpose GO	5.125%	3/1/2038	5,600	5,688
	California State University Systemwide Revenue	3.899%	11/1/2047	3,220	2,652
	California State University Systemwide Revenue	2.897%	11/1/2051	1,850	1,294
	California State University Systemwide Revenue	2.975%	11/1/2051	10,905	7,282
	California State University Systemwide Revenue	2.719%	11/1/2052	4,300	2,817
	California State University Systemwide Revenue	2.939%	11/1/2052	6,000	4,011
	California State University Systemwide Revenue	5.183%	11/1/2053	2,900	2,756
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/2039	1,410	1,449
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/2051	5,150	3,531
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/2038	7,505	7,784
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/2040	1,745	1,939
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/2049	2,710	2,375
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/2054	5,925	5,170
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	6,278	7,042
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	1,357	1,523
	Clark County NV Airport System Revenue	6.820%	7/1/2045	3,745	4,153
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	8,870	8,231
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/2041	5,735	4,984
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/2029	3,750	3,746
	Connecticut GO	5.850%	3/15/2032	7,595	8,168
	Cook County IL GO	6.229%	11/15/2034	4,650	4,953
	Dallas County TX Hospital District GO	5.621%	8/15/2044	2,100	2,080
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/2044	2,065	2,162
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/2048	4,000	3,710
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/2042	4,490	4,982
[11]	Dallas TX Independent School District GO	6.450%	2/15/2035	3,750	3,811
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/2038	15,350	13,238
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/2045	4,500	3,442
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	3,600	2,607
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	10,050	8,665
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/2114	4,650	3,995
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/2040	4,720	5,002
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	13,800	13,387
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	16,985	15,628
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/2034	13,500	14,194
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/2049	7,150	5,841
[12]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/2053	2,200	1,705
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	14,695	15,892
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/2057	6,215	6,773
142

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	3,440	3,859
	Georgia Water & Wastewater Revenue	2.257%	11/1/2035	2,400	2,047
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/2034	2,375	2,112
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/2036	3,000	2,548
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/2038	1,855	1,560
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/2041	4,700	3,654
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	4,700	3,680
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	4,615	4,191
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/2050	3,080	2,815
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	8,625	6,307
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	27,320	18,923
	Houston TX GO	6.290%	3/1/2032	9,445	10,044
	Houston TX GO	3.961%	3/1/2047	1,330	1,145
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/2046	2,400	1,707
	Illinois GO	5.100%	6/1/2033	89,597	91,825
	Illinois GO	6.630%	2/1/2035	6,469	6,836
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/2034	4,980	5,288
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	5,225	3,807
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/2029	3,960	3,977
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/2035	7,290	7,336
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue ETM	2.833%	1/1/2038	4,095	3,445
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/2038	70	59
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	900	889
[13]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	4,750	3,395
[12]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/2034	4,300	4,532
	Los Angeles CA Community College District GO	6.750%	8/1/2049	3,025	3,355
[12]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/2048	3,225	2,789
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	2,700	2,903
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/2050	5,060	5,444
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/2040	2,200	2,614
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/2029	3,306	3,297
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/2031	3,352	3,416
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/2033	9,400	9,407
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/2034	4,900	5,069
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/2036	2,225	2,207
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/2039	11,100	10,846
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	14,980	15,440
	Maryland Economic Development Corp. Revenue	5.942%	5/31/2057	2,900	2,912
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	3,911	3,756
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/2040	3,900	3,051
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/2050	3,900	2,640
	Massachusetts GO	4.500%	8/1/2031	400	399
	Massachusetts GO	5.456%	12/1/2039	5,350	5,467
	Massachusetts GO	2.900%	9/1/2049	5,415	3,723
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	3,100	3,231
	Massachusetts SO Revenue	4.110%	7/15/2031	2,216	2,215
	Massachusetts Transportation Fund Revenue	5.731%	6/1/2040	4,275	4,462
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/2043	2,260	2,407
	Metropolitan Transportation Authority NY Revenue	6.814%	11/15/2040	360	402
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/2049	765	706
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/2046	6,325	7,518
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/2041	6,205	5,742
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/2034	4,490	4,108
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/2040	6,225	5,263
	Michigan State University Revenue	4.496%	8/15/2048	2,600	2,352
	Michigan State University Revenue	4.165%	8/15/2122	1,810	1,295
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/2047	4,000	3,068
	Mississippi GO	5.245%	11/1/2034	1,375	1,414
143

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/2050	4,815	3,409
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/2057	5,750	4,191
	National Finance Authority NH Revenue	3.300%	4/1/2032	3,645	2,651
[14]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/2029	15,550	16,240
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/2040	8,105	9,138
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	18,650	22,353
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	24,238	28,320
	New York City NY GO	4.610%	9/1/2037	10,000	9,766
	New York City NY GO	5.517%	10/1/2037	9,550	9,714
	New York City NY GO	6.271%	12/1/2037	5,400	5,789
	New York City NY GO	5.264%	10/1/2044	7,285	7,071
	New York City NY GO	5.559%	10/1/2045	8,457	8,409
	New York City NY GO	5.094%	10/1/2049	7,575	7,127
	New York City NY GO	5.263%	10/1/2052	1,900	1,824
	New York City NY GO	5.828%	10/1/2053	33,650	34,630
	New York City NY GO	5.114%	10/1/2054	5,060	4,735
	New York City NY GO	5.392%	10/1/2055	6,400	6,184
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/2041	1,435	1,449
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/2042	395	397
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/2042	2,900	2,986
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/2042	1,050	1,087
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/2043	4,675	4,549
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/2044	19,200	19,514
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	1,935	2,107
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	17,640	20,740
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	2,170	2,230
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/2040	865	885
	New York State Thruway Authority General Revenue	2.900%	1/1/2035	3,715	3,337
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/2029	765	767
	New York State Urban Development Corp. Revenue	3.900%	3/15/2033	3,235	3,188
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/2039	4,525	4,661
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	10,855	11,935
	Ohio State University General Receipts Revenue	4.910%	6/1/2040	9,285	9,295
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	3,860	3,182
	Ohio Turnpike Commission Revenue	3.216%	2/15/2048	8,675	6,396
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/2037	3,492	3,434
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/2045	6,075	5,730
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/2052	4,700	4,331
	Oregon GO	5.892%	6/1/2027	2,997	3,045
[12]	Oregon School Boards Association GO	5.528%	6/30/2028	627	640
[14]	Oregon School Boards Association GO	5.680%	6/30/2028	1,177	1,204
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/2054	5,500	5,536
	Pennsylvania State University Revenue	2.790%	9/1/2043	7,400	5,745
	Pennsylvania State University Revenue	2.840%	9/1/2050	5,415	3,656
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/2045	4,390	4,369
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/2029	2,560	2,757
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	5,560	5,924
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	12,025	12,812
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	6,300	5,872
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/2046	4,625	4,507
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/2048	2,205	1,837
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/2051	15,100	10,910
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	2,315	2,156
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/2053	6,700	6,358
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	5,350	3,440
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	28,925	24,237
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	5,400	4,835
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/2069	5,400	3,428
144

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/2040	5,225	4,025
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/2050	3,500	3,528
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/2045	3,825	3,331
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/2038	975	923
	Rutgers State University New Jersey Revenue	5.665%	5/1/2040	3,275	3,379
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	1,325	1,085
	Rutgers State University New Jersey Revenue	3.915%	5/1/2119	4,815	3,185
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/2042	5,000	4,111
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/2043	8,700	7,484
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/2048	3,525	2,837
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/2048	1,795	1,655
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/2041	3,880	3,813
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/2039	4,085	4,384
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/2041	6,750	6,961
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/2042	5,150	4,815
	San Antonio TX Electric & Gas Systems Revenue	5.469%	2/1/2045	2,205	2,214
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	4,640	4,610
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/2048	3,760	3,794
	San Diego County CA Water Authority Revenue	6.138%	5/1/2049	11,635	11,964
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/2027	5,375	5,458
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/2050	5,175	5,754
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/2034	5,940	5,587
	South Carolina Public Service Authority Revenue	6.454%	1/1/2050	8,650	9,199
	State Public School Building Authority PA Revenue	5.000%	9/15/2027	4,071	4,150
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/2047	1,050	859
	Texas GO	5.517%	4/1/2039	16,370	16,776
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/2035	19,806	20,332
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/2041	21,910	22,345
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	14,835	11,867
	Texas Transportation Commission GO	4.681%	4/1/2040	2,850	2,713
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/2030	7,485	7,658
[12]	Tucson City AZ COP	2.856%	7/1/2047	4,300	3,179
	United Nations Development Corp. NY Revenue	6.536%	8/1/2055	2,000	2,134
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	2,500	2,480
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	13,925	14,874
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	2,575	2,748
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	7,295	4,871
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	3,600	3,117
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	6,730	4,363
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/2120	3,600	2,270
	University of California Revenue	1.316%	5/15/2027	15,685	15,181
	University of California Revenue	1.614%	5/15/2030	10,355	9,407
	University of California Revenue	3.071%	5/15/2051	7,540	5,115
	University of California Revenue	4.858%	5/15/2112	17,290	14,348
	University of California Revenue	4.767%	5/15/2115	6,058	4,924
	University of Michigan Revenue	2.437%	4/1/2040	4,590	3,512
	University of Michigan Revenue	2.562%	4/1/2050	2,850	1,791
	University of Michigan Revenue	3.504%	4/1/2052	1,500	1,113
	University of Michigan Revenue	3.504%	4/1/2052	5,555	4,122
	University of Michigan Revenue	4.454%	4/1/2122	4,365	3,396
	University of Minnesota Revenue	4.048%	4/1/2052	1,500	1,208
	University of Nebraska Student Fee Revenue	3.037%	10/1/2049	5,355	3,851
[13]	University of Oregon Revenue	3.424%	3/1/2060	7,680	5,393
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/2119	14,580	9,118
	University of Texas Financing System Revenue	4.794%	8/15/2046	2,985	2,828
	University of Texas Financing System Revenue	3.354%	8/15/2047	3,200	2,428
	University of Texas Financing System Revenue	2.439%	8/15/2049	5,110	3,181
	University of Texas Permanent University Fund Revenue	3.376%	7/1/2047	5,800	4,369
	University of Texas Permanent University Fund Revenue	3.100%	7/1/2049	5,715	4,188
	University of Virginia Revenue	2.256%	9/1/2050	56,425	32,977
	University of Virginia Revenue	4.179%	9/1/2117	3,425	2,542
	University of Virginia Revenue	3.227%	9/1/2119	1,395	797
145

Total Bond Market Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williamsburg VA Economic Development Authority Revenue (Colonial Foundation Project)	4.957%	11/1/2035	1,570	1,576
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/2027	3,100	3,084
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/2036	17,995	17,094
Total Taxable Municipal Bonds (Cost $1,830,556)					1,651,763
				Shares
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[15]	Vanguard Market Liquidity Fund (Cost $4,312,921)	3.780%		43,133,073	4,313,307
Total Investments (100.3%) (Cost $403,078,579)					386,069,821
Other Assets and Liabilities—Net (-0.3%)					(1,225,366)
Net Assets (100%)					384,844,455
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	U.S. government-guaranteed.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $665,842, representing 0.2% of net assets.
7	Guaranteed by the Government of Canada.
8	Guaranteed by the Government of Japan.
9	Guaranteed by the Federal Republic of Germany.
10	Guaranteed by the Republic of Austria.
11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
13	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
SOFR—Secured Overnight Financing Rate.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.
146

Total Bond Market Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $398,765,658)	381,756,514
Affiliated Issuers (Cost $4,312,921)	4,313,307
Total Investments in Securities	386,069,821
Investment in Vanguard	9,100
Cash	25,337
Receivables for Investment Securities Sold	1,876,198
Receivables for Accrued Income	3,144,290
Receivables for Capital Shares Issued	703,396
Other Assets	227
Total Assets	391,828,369
Liabilities
Payables for Investment Securities Purchased	6,099,099
Payables for Capital Shares Redeemed	830,418
Payables for Distributions	49,593
Payables to Vanguard	4,804
Total Liabilities	6,983,914
Net Assets	384,844,455

147

Total Bond Market Index Fund
Statement of Assets and Liabilities (continued)
At December 31, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	414,400,219
Total Distributable Earnings (Loss)	(29,555,764)
Net Assets	384,844,455

Investor Shares—Net Assets
Applicable to 44,688,317 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	436,630
Net Asset Value Per Share—Investor Shares	$9.77

ETF Shares—Net Assets
Applicable to 1,976,023,018 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	146,391,652
Net Asset Value Per Share—ETF Shares	$74.08

Admiral™ Shares—Net Assets
Applicable to 10,596,395,548 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	103,531,670
Net Asset Value Per Share—Admiral Shares	$9.77

Institutional Shares—Net Assets
Applicable to 4,585,551,483 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	44,804,102
Net Asset Value Per Share—Institutional Shares	$9.77

Institutional Plus Shares—Net Assets
Applicable to 3,825,107,429 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,373,453
Net Asset Value Per Share—Institutional Plus Shares	$9.77

Institutional Select Shares—Net Assets
Applicable to 5,353,573,128 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,306,948
Net Asset Value Per Share—Institutional Select Shares	$9.77
See accompanying Notes, which are an integral part of the Financial Statements.
148

Total Bond Market Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Interest[1]	14,271,469
Total Income	14,271,469
Expenses
The Vanguard Group—Note B
Investment Advisory Services	11,293
Management and Administrative—Investor Shares	705
Management and Administrative—ETF Shares	27,846
Management and Administrative—Admiral Shares	32,046
Management and Administrative—Institutional Shares	8,032
Management and Administrative—Institutional Plus Shares	4,701
Management and Administrative—Institutional Select Shares	3,133
Marketing and Distribution—Investor Shares	24
Marketing and Distribution—ETF Shares	5,100
Marketing and Distribution—Admiral Shares	5,255
Marketing and Distribution—Institutional Shares	1,506
Marketing and Distribution—Institutional Plus Shares	1,000
Marketing and Distribution—Institutional Select Shares	133
Custodian Fees	464
Auditing Fees	67
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	2,173
Shareholders’ Reports and Proxy Fees—Admiral Shares	644
Shareholders’ Reports and Proxy Fees—Institutional Shares	452
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	349
Shareholders’ Reports and Proxy Fees—Institutional Select Shares	2
Trustees’ Fees and Expenses	208
Other Expenses	40
Total Expenses	105,175
Net Investment Income	14,166,294
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(2,442,003)
Futures Contracts	(25)
Realized Net Gain (Loss)	(2,442,028)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	12,997,146
Net Increase (Decrease) in Net Assets Resulting from Operations	24,721,412
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $99,720, ($103), and ($135), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($23,602) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
149

Total Bond Market Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,166,294	11,897,736
Realized Net Gain (Loss)	(2,442,028)	(3,018,073)
Change in Unrealized Appreciation (Depreciation)	12,997,146	(4,691,287)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,721,412	4,188,376
Distributions
Investor Shares	(18,933)	(20,455)
ETF Shares	(5,189,154)	(4,054,718)
Admiral Shares	(3,953,861)	(3,594,969)
Institutional Shares	(1,737,612)	(1,597,466)
Institutional Plus Shares	(1,357,064)	(1,172,679)
Institutional Select Shares	(1,917,124)	(1,459,769)
Total Distributions	(14,173,748)	(11,900,056)
Capital Share Transactions
Investor Shares	(96,530)	(138,095)
ETF Shares	21,194,402	19,278,888
Admiral Shares	1,644,454	2,260,658
Institutional Shares	(838,793)	1,898,535
Institutional Plus Shares	3,483,659	395,100
Institutional Select Shares	6,485,671	11,393,710
Net Increase (Decrease) from Capital Share Transactions	31,872,863	35,088,796
Total Increase (Decrease)	42,420,527	27,377,116
Net Assets
Beginning of Period	342,423,928	315,046,812
End of Period	384,844,455	342,423,928
See accompanying Notes, which are an integral part of the Financial Statements.
150

Total Bond Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.48	$9.71	$9.48	$11.19	$11.62
Investment Operations
Net Investment Income[1]	.367	.338	.289	.228	.202
Net Realized and Unrealized Gain (Loss) on Investments	.290	(.229)	.231	(1.702)	(.407)
Total from Investment Operations	.657	.109	.520	(1.474)	(.205)
Distributions
Dividends from Net Investment Income	(.367)	(.339)	(.290)	(.228)	(.201)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.024)
Total Distributions	(.367)	(.339)	(.290)	(.236)	(.225)
Net Asset Value, End of Period	$9.77	$9.48	$9.71	$9.48	$11.19
Total Return[2]	7.03%	1.14%	5.60%	-13.25%	-1.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$437	$518	$670	$795	$1,169
Ratio of Total Expenses to Average Net Assets	0.15%	0.15%	0.15%[3]	0.15%[3]	0.15%
Ratio of Net Investment Income to Average Net Assets	3.80%	3.52%	3.04%	2.26%	1.78%
Portfolio Turnover Rate[4,5]	38%	36%	36%	40%	69%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 10%, 9%, 10%, 12%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
151

Total Bond Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$71.90	$73.57	$71.83	$84.77	$88.03
Investment Operations
Net Investment Income[1]	2.872	2.656	2.292	1.830	1.623
Net Realized and Unrealized Gain (Loss) on Investments	2.165	(1.688)	1.717	(12.903)	(3.085)
Total from Investment Operations	5.037	.968	4.009	(11.073)	(1.462)
Distributions
Dividends from Net Investment Income	(2.857)	(2.638)	(2.269)	(1.808)	(1.615)
Distributions from Realized Capital Gains	—	—	—	(.059)	(.183)
Total Distributions	(2.857)	(2.638)	(2.269)	(1.867)	(1.798)
Net Asset Value, End of Period	$74.08	$71.90	$73.57	$71.83	$84.77
Total Return	7.11%	1.34%	5.70%	-13.15%	-1.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$146,392	$121,366	$104,824	$84,879	$84,254
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%[2]	0.03%[2]	0.03%
Ratio of Net Investment Income to Average Net Assets	3.92%	3.65%	3.18%	2.41%	1.89%
Portfolio Turnover Rate[3,4]	38%	36%	36%	40%	69%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 10%, 9%, 10%, 12%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
152

Total Bond Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.48	$9.71	$9.48	$11.19	$11.62
Investment Operations
Net Investment Income[1]	.378	.348	.300	.239	.213
Net Realized and Unrealized Gain (Loss) on Investments	.290	(.230)	.229	(1.703)	(.407)
Total from Investment Operations	.668	.118	.529	(1.464)	(.194)
Distributions
Dividends from Net Investment Income	(.378)	(.348)	(.299)	(.238)	(.212)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.024)
Total Distributions	(.378)	(.348)	(.299)	(.246)	(.236)
Net Asset Value, End of Period	$9.77	$9.48	$9.71	$9.48	$11.19
Total Return[2]	7.15%	1.24%	5.70%	-13.16%	-1.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$103,532	$98,916	$98,946	$94,589	$116,295
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%[3]	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	3.91%	3.63%	3.16%	2.38%	1.88%
Portfolio Turnover Rate[4,5]	38%	36%	36%	40%	69%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5	Includes 10%, 9%, 10%, 12%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
153

Total Bond Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.48	$9.71	$9.48	$11.19	$11.62
Investment Operations
Net Investment Income[1]	.379	.350	.301	.240	.214
Net Realized and Unrealized Gain (Loss) on Investments	.290	(.231)	.230	(1.702)	(.406)
Total from Investment Operations	.669	.119	.531	(1.462)	(.192)
Distributions
Dividends from Net Investment Income	(.379)	(.349)	(.301)	(.240)	(.214)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.024)
Total Distributions	(.379)	(.349)	(.301)	(.248)	(.238)
Net Asset Value, End of Period	$9.77	$9.48	$9.71	$9.48	$11.19
Total Return	7.17%	1.25%	5.72%	-13.15%	-1.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44,804	$44,341	$43,463	$40,813	$49,162
Ratio of Total Expenses to Average Net Assets	0.026%	0.035%	0.035%[2]	0.035%[2]	0.035%
Ratio of Net Investment Income to Average Net Assets	3.93%	3.64%	3.17%	2.39%	1.90%
Portfolio Turnover Rate[3,4]	38%	36%	36%	40%	69%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.035%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 10%, 9%, 10%, 12%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Bond Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.48	$9.71	$9.48	$11.19	$11.62
Investment Operations
Net Investment Income[1]	.380	.350	.302	.240	.214
Net Realized and Unrealized Gain (Loss) on Investments	.290	(.230)	.229	(1.702)	(.406)
Total from Investment Operations	.670	.120	.531	(1.462)	(.192)
Distributions
Dividends from Net Investment Income	(.380)	(.350)	(.301)	(.240)	(.214)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.024)
Total Distributions	(.380)	(.350)	(.301)	(.248)	(.238)
Net Asset Value, End of Period	$9.77	$9.48	$9.71	$9.48	$11.19
Total Return	7.17%	1.26%	5.72%	-13.14%	-1.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,373	$32,901	$33,268	$28,670	$36,314
Ratio of Total Expenses to Average Net Assets	0.02%	0.03%	0.03%[2]	0.03%[2]	0.03%
Ratio of Net Investment Income to Average Net Assets	3.93%	3.65%	3.18%	2.40%	1.90%
Portfolio Turnover Rate[3,4]	38%	36%	36%	40%	69%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 10%, 9%, 10%, 12%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
155

Total Bond Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.48	$9.71	$9.48	$11.19	$11.62
Investment Operations
Net Investment Income[1]	.381	.353	.304	.243	.217
Net Realized and Unrealized Gain (Loss) on Investments	.290	(.231)	.229	(1.703)	(.407)
Total from Investment Operations	.671	.122	.533	(1.460)	(.190)
Distributions
Dividends from Net Investment Income	(.381)	(.352)	(.303)	(.242)	(.216)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.024)
Total Distributions	(.381)	(.352)	(.303)	(.250)	(.240)
Net Asset Value, End of Period	$9.77	$9.48	$9.71	$9.48	$11.19
Total Return	7.18%	1.28%	5.74%	-13.13%	-1.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52,307	$44,382	$33,876	$28,845	$29,135
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%[2]	0.01%[2]	0.01%
Ratio of Net Investment Income to Average Net Assets	3.94%	3.68%	3.20%	2.43%	1.92%
Portfolio Turnover Rate[3,4]	38%	36%	36%	40%	69%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4	Includes 10%, 9%, 10%, 12%, and 34%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
156

Total Bond Market Index Fund
Notes to Financial Statements
Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2025, counterparties had deposited in segregated accounts securities with a value of $2,817,000 and cash of $3,695,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2025.
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Total Bond Market Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions from net investment income are declared daily by all share classes except ETF Shares, and paid on the first business day of the following month. Monthly income dividends from ETF Shares, and annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $9,100,000, representing less than 0.01% of the fund’s net assets and 3.64% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
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Total Bond Market Index Fund
The following table summarizes the market value of the fund's investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	262,920,389	—	262,920,389
Asset-Backed/Commercial Mortgage-Backed Securities	—	7,718,805	—	7,718,805
Corporate Bonds	—	96,660,430	—	96,660,430
Sovereign Bonds	—	12,805,127	—	12,805,127
Taxable Municipal Bonds	—	1,651,763	—	1,651,763
Temporary Cash Investments	4,313,307	—	—	4,313,307
Total	4,313,307	381,756,514	—	386,069,821
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	(23,768)
Total Distributable Earnings (Loss)	23,768
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	6,270
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(17,650,363)
Capital Loss Carryforwards	(11,911,671)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(29,555,764)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	14,173,748	11,900,056
Long-Term Capital Gains	—	—
Total	14,173,748	11,900,056
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	403,720,184
Gross Unrealized Appreciation	3,541,805
Gross Unrealized Depreciation	(21,192,168)
Net Unrealized Appreciation (Depreciation)	(17,650,363)
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Total Bond Market Index Fund
E.  During the year ended December 31, 2025, the fund purchased $24,413,689,000 of investment securities and sold $24,444,924,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $125,751,578,000 and $110,637,365,000, respectively. In addition, the fund purchased and sold investment securities of $19,697,958,000 and $3,570,021,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	84,475	8,706	70,519	7,339
Issued in Lieu of Cash Distributions	18,877	1,950	20,455	2,136
Redeemed	(199,882)	(20,618)	(229,069)	(23,852)
Net Increase (Decrease)—Investor Shares	(96,530)	(9,962)	(138,095)	(14,377)
ETF Shares
Issued	25,826,118	351,700	25,270,669	346,100
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(4,631,716)	(63,600)	(5,991,781)	(82,900)
Net Increase (Decrease)—ETF Shares	21,194,402	288,100	19,278,888	263,200
Admiral Shares
Issued	18,235,012	1,888,533	18,136,673	1,890,857
Issued in Lieu of Cash Distributions	3,507,755	362,143	3,199,099	333,932
Redeemed	(20,098,313)	(2,083,333)	(19,075,114)	(1,988,907)
Net Increase (Decrease)—Admiral Shares	1,644,454	167,343	2,260,658	235,882
Institutional Shares
Issued	9,378,471	970,579	11,384,288	1,186,650
Issued in Lieu of Cash Distributions	1,653,490	170,714	1,511,318	157,751
Redeemed	(11,870,754)	(1,230,797)	(10,997,071)	(1,146,811)
Net Increase (Decrease)—Institutional Shares	(838,793)	(89,504)	1,898,535	197,590
Institutional Plus Shares
Issued	9,899,754	1,024,227	9,560,553	997,982
Issued in Lieu of Cash Distributions	1,284,322	132,563	1,095,103	114,308
Redeemed	(7,700,417)	(800,578)	(10,260,556)	(1,070,628)
Net Increase (Decrease)—Institutional Plus Shares	3,483,659	356,212	395,100	41,662
Institutional Select Shares
Issued	21,978,085	2,265,861	13,782,991	1,436,493
Issued in Lieu of Cash Distributions	1,916,505	197,818	1,459,761	152,342
Redeemed	(17,408,919)	(1,789,545)	(3,849,042)	(399,256)
Net Increase (Decrease)—Institutional Select Shares	6,485,671	674,134	11,393,710	1,189,579
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer
160

Total Bond Market Index Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
161

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Bond Market Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
162

Tax information (unaudited)
The fund hereby designates for the fiscal year $6,244,664,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 92.4%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q840 022026
163

Financial Statements
For the year ended December 31, 2025
Vanguard Total Bond Market II Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	151
Tax information	152

Total Bond Market II Index Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (68.7%)
U.S. Government Securities (49.0%)
United States Treasury Note/Bond	4.000%	1/15/2027	611,165	614,078
United States Treasury Note/Bond	1.500%	1/31/2027	870,357	851,760
United States Treasury Note/Bond	4.125%	1/31/2027	781,370	786,315
United States Treasury Note/Bond	2.250%	2/15/2027	458,626	452,212
United States Treasury Note/Bond	4.125%	2/15/2027	475,506	478,571
United States Treasury Note/Bond	6.625%	2/15/2027	39,650	40,962
United States Treasury Note/Bond	1.125%	2/28/2027	77,870	75,759
United States Treasury Note/Bond	1.875%	2/28/2027	484,626	475,615
United States Treasury Note/Bond	4.125%	2/28/2027	651,667	655,995
United States Treasury Note/Bond	4.250%	3/15/2027	438,770	442,455
United States Treasury Note/Bond	0.625%	3/31/2027	91,965	88,779
United States Treasury Note/Bond	2.500%	3/31/2027	415,845	410,679
United States Treasury Note/Bond	3.875%	3/31/2027	765,472	768,761
United States Treasury Note/Bond	4.500%	4/15/2027	534,126	540,677
United States Treasury Note/Bond	0.500%	4/30/2027	173,350	166,680
United States Treasury Note/Bond	2.750%	4/30/2027	406,460	402,475
United States Treasury Note/Bond	3.750%	4/30/2027	772,616	775,030
United States Treasury Note/Bond	2.375%	5/15/2027	426,780	420,278
United States Treasury Note/Bond	4.500%	5/15/2027	561,153	568,562
United States Treasury Note/Bond	0.500%	5/31/2027	286,412	274,698
United States Treasury Note/Bond	2.625%	5/31/2027	467,875	462,246
United States Treasury Note/Bond	3.875%	5/31/2027	749,246	753,109
United States Treasury Note/Bond	4.625%	6/15/2027	501,299	509,308
United States Treasury Note/Bond	0.500%	6/30/2027	308,450	295,136
United States Treasury Note/Bond	3.250%	6/30/2027	434,686	433,192
United States Treasury Note/Bond	3.750%	6/30/2027	1,125,341	1,129,693
United States Treasury Note/Bond	4.375%	7/15/2027	628,238	636,582
United States Treasury Note/Bond	0.375%	7/31/2027	395,135	376,397
United States Treasury Note/Bond	2.750%	7/31/2027	329,955	326,230
United States Treasury Note/Bond	3.875%	7/31/2027	1,123,087	1,129,668
United States Treasury Note/Bond	2.250%	8/15/2027	342,539	335,876
United States Treasury Note/Bond	3.750%	8/15/2027	627,608	630,256
United States Treasury Note/Bond	6.375%	8/15/2027	6,850	7,147
United States Treasury Note/Bond	0.500%	8/31/2027	411,980	392,266
United States Treasury Note/Bond	3.125%	8/31/2027	481,085	478,323
United States Treasury Note/Bond	3.625%	8/31/2027	1,112,865	1,115,343
United States Treasury Note/Bond	3.375%	9/15/2027	693,447	692,201
United States Treasury Note/Bond	0.375%	9/30/2027	329,655	312,464
United States Treasury Note/Bond	3.500%	9/30/2027	1,172,957	1,173,323
United States Treasury Note/Bond	4.125%	9/30/2027	496,756	502,092
United States Treasury Note/Bond	3.875%	10/15/2027	725,619	730,494
United States Treasury Note/Bond	0.500%	10/31/2027	523,957	496,470
United States Treasury Note/Bond	3.500%	10/31/2027	826,113	826,339
United States Treasury Note/Bond	4.125%	10/31/2027	439,439	444,314
United States Treasury Note/Bond	2.250%	11/15/2027	345,326	337,650
United States Treasury Note/Bond	4.125%	11/15/2027	643,745	651,113
United States Treasury Note/Bond	6.125%	11/15/2027	55,808	58,328
United States Treasury Note/Bond	0.625%	11/30/2027	640,670	607,135
United States Treasury Note/Bond	3.375%	11/30/2027	764,934	763,470
United States Treasury Note/Bond	3.875%	11/30/2027	422,155	425,173
United States Treasury Note/Bond	4.000%	12/15/2027	649,633	655,977
United States Treasury Note/Bond	0.625%	12/31/2027	790,335	747,114
United States Treasury Note/Bond	3.375%	12/31/2027	5,881,157	5,869,900
United States Treasury Note/Bond	3.875%	12/31/2027	454,519	457,910
United States Treasury Note/Bond	4.250%	1/15/2028	606,305	615,257
United States Treasury Note/Bond	0.750%	1/31/2028	678,165	641,210
United States Treasury Note/Bond	3.500%	1/31/2028	520,584	520,686
United States Treasury Note/Bond	2.750%	2/15/2028	630,335	620,831
United States Treasury Note/Bond	4.250%	2/15/2028	637,584	647,347
United States Treasury Note/Bond	1.125%	2/29/2028	648,490	616,825
1

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.000%	2/29/2028	319,540	322,873
	United States Treasury Note/Bond	3.875%	3/15/2028	671,831	677,237
	United States Treasury Note/Bond	1.250%	3/31/2028	763,824	727,005
	United States Treasury Note/Bond	3.625%	3/31/2028	369,885	370,882
	United States Treasury Note/Bond	3.750%	4/15/2028	590,722	593,860
	United States Treasury Note/Bond	1.250%	4/30/2028	593,609	563,905
	United States Treasury Note/Bond	3.500%	4/30/2028	384,416	384,356
	United States Treasury Note/Bond	2.875%	5/15/2028	566,973	558,889
	United States Treasury Note/Bond	3.750%	5/15/2028	656,939	660,557
	United States Treasury Note/Bond	1.250%	5/31/2028	656,770	622,726
	United States Treasury Note/Bond	3.625%	5/31/2028	376,279	377,264
	United States Treasury Note/Bond	3.875%	6/15/2028	921,913	929,908
	United States Treasury Note/Bond	1.250%	6/30/2028	543,896	514,789
	United States Treasury Note/Bond	4.000%	6/30/2028	303,670	307,217
	United States Treasury Note/Bond	3.875%	7/15/2028	907,478	915,241
	United States Treasury Note/Bond	1.000%	7/31/2028	731,318	686,211
	United States Treasury Note/Bond	4.125%	7/31/2028	474,346	481,443
	United States Treasury Note/Bond	2.875%	8/15/2028	552,424	543,577
	United States Treasury Note/Bond	3.625%	8/15/2028	1,071,581	1,074,386
	United States Treasury Note/Bond	5.500%	8/15/2028	45,575	47,697
	United States Treasury Note/Bond	1.125%	8/31/2028	751,098	705,592
	United States Treasury Note/Bond	4.375%	8/31/2028	184,713	188,631
	United States Treasury Note/Bond	3.375%	9/15/2028	1,079,593	1,075,334
	United States Treasury Note/Bond	1.250%	9/30/2028	710,660	668,520
	United States Treasury Note/Bond	4.625%	9/30/2028	574,180	590,441
	United States Treasury Note/Bond	3.500%	10/15/2028	611,841	611,315
	United States Treasury Note/Bond	1.375%	10/31/2028	555,620	523,498
	United States Treasury Note/Bond	4.875%	10/31/2028	436,176	451,664
	United States Treasury Note/Bond	3.125%	11/15/2028	465,885	460,680
[1]	United States Treasury Note/Bond	3.500%	11/15/2028	647,119	646,437
	United States Treasury Note/Bond	5.250%	11/15/2028	76,342	79,694
	United States Treasury Note/Bond	1.500%	11/30/2028	597,575	564,008
	United States Treasury Note/Bond	4.375%	11/30/2028	407,768	417,054
	United States Treasury Note/Bond	3.500%	12/15/2028	5,961,026	5,954,739
	United States Treasury Note/Bond	1.375%	12/31/2028	594,900	558,509
	United States Treasury Note/Bond	3.750%	12/31/2028	483,626	486,384
	United States Treasury Note/Bond	1.750%	1/31/2029	559,690	530,306
	United States Treasury Note/Bond	4.000%	1/31/2029	613,847	621,712
	United States Treasury Note/Bond	2.625%	2/15/2029	649,243	631,237
	United States Treasury Note/Bond	5.250%	2/15/2029	52,279	54,860
	United States Treasury Note/Bond	1.875%	2/28/2029	560,800	532,716
	United States Treasury Note/Bond	4.250%	2/28/2029	283,107	288,858
	United States Treasury Note/Bond	2.375%	3/31/2029	425,045	409,604
	United States Treasury Note/Bond	4.125%	3/31/2029	654,459	665,503
	United States Treasury Note/Bond	2.875%	4/30/2029	403,525	394,666
	United States Treasury Note/Bond	4.625%	4/30/2029	652,610	673,871
	United States Treasury Note/Bond	2.375%	5/15/2029	371,560	357,394
	United States Treasury Note/Bond	2.750%	5/31/2029	416,385	405,292
	United States Treasury Note/Bond	4.500%	5/31/2029	662,247	681,442
	United States Treasury Note/Bond	3.250%	6/30/2029	359,400	355,357
	United States Treasury Note/Bond	4.250%	6/30/2029	711,288	726,570
	United States Treasury Note/Bond	2.625%	7/31/2029	298,962	289,245
	United States Treasury Note/Bond	4.000%	7/31/2029	748,031	757,849
	United States Treasury Note/Bond	1.625%	8/15/2029	288,941	269,799
	United States Treasury Note/Bond	6.125%	8/15/2029	37,930	41,050
	United States Treasury Note/Bond	3.125%	8/31/2029	417,005	410,033
	United States Treasury Note/Bond	3.625%	8/31/2029	723,239	723,408
	United States Treasury Note/Bond	3.500%	9/30/2029	798,127	794,635
	United States Treasury Note/Bond	3.875%	9/30/2029	439,284	443,128
	United States Treasury Note/Bond	4.000%	10/31/2029	470,184	476,465
	United States Treasury Note/Bond	4.125%	10/31/2029	807,806	821,879
	United States Treasury Note/Bond	1.750%	11/15/2029	34,710	32,421
	United States Treasury Note/Bond	3.875%	11/30/2029	439,984	443,731
	United States Treasury Note/Bond	4.125%	11/30/2029	833,402	847,987
	United States Treasury Note/Bond	3.875%	12/31/2029	417,725	421,380
	United States Treasury Note/Bond	4.375%	12/31/2029	724,753	744,288
	United States Treasury Note/Bond	3.500%	1/31/2030	358,635	356,674
	United States Treasury Note/Bond	4.250%	1/31/2030	818,260	836,671
	United States Treasury Note/Bond	1.500%	2/15/2030	618,598	568,336
	United States Treasury Note/Bond	4.000%	2/28/2030	1,124,048	1,138,714
2

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.625%	3/31/2030	451,616	450,910
	United States Treasury Note/Bond	4.000%	3/31/2030	814,555	825,246
	United States Treasury Note/Bond	3.500%	4/30/2030	328,695	326,435
	United States Treasury Note/Bond	3.875%	4/30/2030	799,214	805,707
	United States Treasury Note/Bond	0.625%	5/15/2030	737,702	647,564
	United States Treasury Note/Bond	6.250%	5/15/2030	164,435	181,033
	United States Treasury Note/Bond	3.750%	5/31/2030	339,453	340,381
	United States Treasury Note/Bond	4.000%	5/31/2030	740,111	749,825
	United States Treasury Note/Bond	3.750%	6/30/2030	286,120	286,936
	United States Treasury Note/Bond	3.875%	6/30/2030	1,029,685	1,037,729
	United States Treasury Note/Bond	3.875%	7/31/2030	981,277	988,943
	United States Treasury Note/Bond	4.000%	7/31/2030	285,475	289,177
[2]	United States Treasury Note/Bond	0.625%	8/15/2030	1,078,647	938,844
	United States Treasury Note/Bond	3.625%	8/31/2030	994,888	991,701
	United States Treasury Note/Bond	4.125%	8/31/2030	380,402	387,267
	United States Treasury Note/Bond	3.625%	9/30/2030	1,147,538	1,143,593
	United States Treasury Note/Bond	4.625%	9/30/2030	306,260	318,391
	United States Treasury Note/Bond	3.625%	10/31/2030	827,724	824,620
	United States Treasury Note/Bond	4.875%	10/31/2030	403,805	424,374
	United States Treasury Note/Bond	0.875%	11/15/2030	1,087,583	950,955
	United States Treasury Note/Bond	3.500%	11/30/2030	741,281	734,158
	United States Treasury Note/Bond	4.375%	11/30/2030	332,290	341,999
	United States Treasury Note/Bond	3.625%	12/31/2030	4,104,995	4,087,036
	United States Treasury Note/Bond	3.750%	12/31/2030	481,810	482,299
	United States Treasury Note/Bond	4.000%	1/31/2031	452,333	457,740
	United States Treasury Note/Bond	1.125%	2/15/2031	859,682	757,125
	United States Treasury Note/Bond	5.375%	2/15/2031	63,675	68,351
	United States Treasury Note/Bond	4.250%	2/28/2031	410,702	420,328
	United States Treasury Note/Bond	4.125%	3/31/2031	468,475	476,673
	United States Treasury Note/Bond	4.625%	4/30/2031	488,198	508,451
	United States Treasury Note/Bond	1.625%	5/15/2031	1,028,824	922,084
	United States Treasury Note/Bond	4.625%	5/31/2031	466,952	486,341
	United States Treasury Note/Bond	4.250%	6/30/2031	518,903	531,024
	United States Treasury Note/Bond	4.125%	7/31/2031	497,876	506,278
	United States Treasury Note/Bond	1.250%	8/15/2031	1,263,758	1,101,444
	United States Treasury Note/Bond	3.750%	8/31/2031	255,848	255,158
	United States Treasury Note/Bond	3.625%	9/30/2031	521,747	516,876
	United States Treasury Note/Bond	4.125%	10/31/2031	491,190	499,038
	United States Treasury Note/Bond	1.375%	11/15/2031	1,072,666	934,853
	United States Treasury Note/Bond	4.125%	11/30/2031	515,618	523,715
	United States Treasury Note/Bond	4.500%	12/31/2031	366,660	379,722
	United States Treasury Note/Bond	4.375%	1/31/2032	465,356	478,626
	United States Treasury Note/Bond	1.875%	2/15/2032	991,892	885,264
	United States Treasury Note/Bond	4.125%	2/29/2032	413,060	419,143
	United States Treasury Note/Bond	4.125%	3/31/2032	488,256	495,313
	United States Treasury Note/Bond	4.000%	4/30/2032	573,543	577,688
	United States Treasury Note/Bond	2.875%	5/15/2032	994,357	938,114
	United States Treasury Note/Bond	4.125%	5/31/2032	744,671	755,085
	United States Treasury Note/Bond	4.000%	6/30/2032	801,319	806,640
	United States Treasury Note/Bond	4.000%	7/31/2032	646,875	650,766
	United States Treasury Note/Bond	2.750%	8/15/2032	1,000,594	933,406
	United States Treasury Note/Bond	3.875%	8/31/2032	768,517	767,136
	United States Treasury Note/Bond	3.875%	9/30/2032	794,392	792,685
	United States Treasury Note/Bond	3.750%	10/31/2032	516,023	510,802
	United States Treasury Note/Bond	4.125%	11/15/2032	1,003,493	1,015,723
	United States Treasury Note/Bond	3.750%	11/30/2032	561,087	555,103
	United States Treasury Note/Bond	3.875%	12/31/2032	2,817,411	2,807,506
	United States Treasury Note/Bond	3.500%	2/15/2033	941,999	916,131
	United States Treasury Note/Bond	3.375%	5/15/2033	793,091	763,164
	United States Treasury Note/Bond	3.875%	8/15/2033	1,048,500	1,040,882
	United States Treasury Note/Bond	4.500%	11/15/2033	966,933	999,302
	United States Treasury Note/Bond	4.000%	2/15/2034	1,213,266	1,210,896
	United States Treasury Note/Bond	4.375%	5/15/2034	1,158,840	1,185,638
	United States Treasury Note/Bond	3.875%	8/15/2034	1,292,206	1,273,631
	United States Treasury Note/Bond	4.250%	11/15/2034	1,289,083	1,304,341
	United States Treasury Note/Bond	4.625%	2/15/2035	1,453,548	1,510,612
	United States Treasury Note/Bond	4.250%	5/15/2035	1,431,751	1,445,566
	United States Treasury Note/Bond	4.250%	8/15/2035	1,438,099	1,450,290
	United States Treasury Note/Bond	4.000%	11/15/2035	1,628,851	1,607,473
	United States Treasury Note/Bond	4.375%	2/15/2038	48,075	48,543
3

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
United States Treasury Note/Bond	4.500%	5/15/2038	29,589	30,199
United States Treasury Note/Bond	3.500%	2/15/2039	123,194	112,400
United States Treasury Note/Bond	4.250%	5/15/2039	197,867	194,002
United States Treasury Note/Bond	4.500%	8/15/2039	175,656	176,143
United States Treasury Note/Bond	4.375%	11/15/2039	235,905	232,947
United States Treasury Note/Bond	4.625%	2/15/2040	209,805	212,362
United States Treasury Note/Bond	1.125%	5/15/2040	549,215	349,116
United States Treasury Note/Bond	4.375%	5/15/2040	167,346	164,810
United States Treasury Note/Bond	1.125%	8/15/2040	653,211	410,911
United States Treasury Note/Bond	3.875%	8/15/2040	140,325	130,102
United States Treasury Note/Bond	1.375%	11/15/2040	744,330	483,960
United States Treasury Note/Bond	4.250%	11/15/2040	216,854	209,535
United States Treasury Note/Bond	1.875%	2/15/2041	968,601	677,604
United States Treasury Note/Bond	4.750%	2/15/2041	126,722	129,202
United States Treasury Note/Bond	2.250%	5/15/2041	651,869	480,346
United States Treasury Note/Bond	4.375%	5/15/2041	64,728	63,160
United States Treasury Note/Bond	1.750%	8/15/2041	860,649	581,913
United States Treasury Note/Bond	3.750%	8/15/2041	145,310	131,182
United States Treasury Note/Bond	2.000%	11/15/2041	734,488	513,424
United States Treasury Note/Bond	3.125%	11/15/2041	113,056	93,629
United States Treasury Note/Bond	2.375%	2/15/2042	591,619	436,250
United States Treasury Note/Bond	3.125%	2/15/2042	128,742	106,051
United States Treasury Note/Bond	3.000%	5/15/2042	143,000	115,255
United States Treasury Note/Bond	3.250%	5/15/2042	567,721	474,380
United States Treasury Note/Bond	2.750%	8/15/2042	172,528	133,392
United States Treasury Note/Bond	3.375%	8/15/2042	526,879	446,036
United States Treasury Note/Bond	2.750%	11/15/2042	243,319	187,270
United States Treasury Note/Bond	4.000%	11/15/2042	501,961	460,883
United States Treasury Note/Bond	3.125%	2/15/2043	204,159	165,496
United States Treasury Note/Bond	3.875%	2/15/2043	333,295	300,499
United States Treasury Note/Bond	2.875%	5/15/2043	284,815	221,444
United States Treasury Note/Bond	3.875%	5/15/2043	428,496	385,111
United States Treasury Note/Bond	3.625%	8/15/2043	294,852	255,000
United States Treasury Note/Bond	4.375%	8/15/2043	433,712	415,025
United States Treasury Note/Bond	3.750%	11/15/2043	259,806	228,112
United States Treasury Note/Bond	4.750%	11/15/2043	527,375	528,426
United States Treasury Note/Bond	3.625%	2/15/2044	253,494	218,045
United States Treasury Note/Bond	4.500%	2/15/2044	455,680	441,725
United States Treasury Note/Bond	3.375%	5/15/2044	244,400	202,050
United States Treasury Note/Bond	4.625%	5/15/2044	356,060	350,288
United States Treasury Note/Bond	3.125%	8/15/2044	311,150	246,780
United States Treasury Note/Bond	4.125%	8/15/2044	457,924	421,147
United States Treasury Note/Bond	3.000%	11/15/2044	285,089	220,944
United States Treasury Note/Bond	4.625%	11/15/2044	491,288	482,383
United States Treasury Note/Bond	2.500%	2/15/2045	274,140	194,468
United States Treasury Note/Bond	4.750%	2/15/2045	479,639	478,140
United States Treasury Note/Bond	3.000%	5/15/2045	170,254	131,248
United States Treasury Note/Bond	5.000%	5/15/2045	517,554	532,333
United States Treasury Note/Bond	2.875%	8/15/2045	165,506	124,388
United States Treasury Note/Bond	4.875%	8/15/2045	503,367	509,266
United States Treasury Note/Bond	3.000%	11/15/2045	132,327	101,287
United States Treasury Note/Bond	4.625%	11/15/2045	1,263,032	1,236,538
United States Treasury Note/Bond	2.500%	2/15/2046	317,758	221,587
United States Treasury Note/Bond	2.500%	5/15/2046	313,878	218,096
United States Treasury Note/Bond	2.250%	8/15/2046	380,843	250,999
United States Treasury Note/Bond	2.875%	11/15/2046	169,675	125,480
United States Treasury Note/Bond	3.000%	2/15/2047	343,279	258,867
United States Treasury Note/Bond	3.000%	5/15/2047	293,251	220,591
United States Treasury Note/Bond	2.750%	8/15/2047	404,418	289,412
United States Treasury Note/Bond	2.750%	11/15/2047	427,824	305,309
United States Treasury Note/Bond	3.000%	2/15/2048	509,371	379,820
United States Treasury Note/Bond	3.125%	5/15/2048	542,644	413,109
United States Treasury Note/Bond	3.000%	8/15/2048	595,462	441,851
United States Treasury Note/Bond	3.375%	11/15/2048	624,303	495,077
United States Treasury Note/Bond	3.000%	2/15/2049	631,784	466,558
United States Treasury Note/Bond	2.875%	5/15/2049	661,242	475,448
United States Treasury Note/Bond	2.250%	8/15/2049	596,149	374,829
United States Treasury Note/Bond	2.375%	11/15/2049	562,536	362,155
United States Treasury Note/Bond	2.000%	2/15/2050	657,664	386,609
United States Treasury Note/Bond	1.250%	5/15/2050	594,411	285,224
4

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.375%	8/15/2050	771,565	380,237
	United States Treasury Note/Bond	1.625%	11/15/2050	777,010	409,053
	United States Treasury Note/Bond	1.875%	2/15/2051	916,415	513,157
	United States Treasury Note/Bond	2.375%	5/15/2051	936,161	591,208
	United States Treasury Note/Bond	2.000%	8/15/2051	944,652	542,621
	United States Treasury Note/Bond	1.875%	11/15/2051	756,835	419,452
	United States Treasury Note/Bond	2.250%	2/15/2052	727,318	442,414
	United States Treasury Note/Bond	2.875%	5/15/2052	811,161	568,320
	United States Treasury Note/Bond	3.000%	8/15/2052	749,222	537,889
	United States Treasury Note/Bond	4.000%	11/15/2052	691,969	601,608
	United States Treasury Note/Bond	3.625%	2/15/2053	615,834	499,788
	United States Treasury Note/Bond	3.625%	5/15/2053	622,733	505,046
	United States Treasury Note/Bond	4.125%	8/15/2053	613,824	544,745
	United States Treasury Note/Bond	4.750%	11/15/2053	555,064	546,131
	United States Treasury Note/Bond	4.250%	2/15/2054	702,801	637,023
	United States Treasury Note/Bond	4.625%	5/15/2054	572,598	552,825
	United States Treasury Note/Bond	4.250%	8/15/2054	731,521	663,227
	United States Treasury Note/Bond	4.500%	11/15/2054	1,022,336	966,866
	United States Treasury Note/Bond	4.625%	2/15/2055	201,315	194,465
	United States Treasury Note/Bond	4.750%	5/15/2055	625,435	616,346
	United States Treasury Note/Bond	4.750%	8/15/2055	598,217	589,804
	United States Treasury Note/Bond	4.625%	11/15/2055	1,949,291	1,883,046
					172,153,032
Agency Bonds and Notes (0.4%)
[3,4]	AID-Israel	5.500%	9/18/2033	5,150	5,541
	Federal Farm Credit Banks	4.125%	1/25/2027	12,000	12,066
	Federal Farm Credit Banks	4.500%	3/26/2027	17,580	17,772
	Federal Farm Credit Banks	4.750%	5/6/2027	10,345	10,504
	Federal Farm Credit Banks	4.500%	5/20/2027	14,287	14,465
	Federal Farm Credit Banks	4.000%	8/6/2027	1,411	1,420
	Federal Farm Credit Banks	3.750%	8/16/2027	1,388	1,392
	Federal Farm Credit Banks	4.625%	11/15/2027	4,500	4,587
	Federal Farm Credit Banks	4.250%	1/14/2028	9,260	9,387
	Federal Farm Credit Banks	4.250%	2/24/2028	9,131	9,261
	Federal Farm Credit Banks	4.500%	6/7/2028	7,000	7,151
	Federal Farm Credit Banks	4.500%	9/22/2028	500	512
	Federal Farm Credit Banks	4.250%	12/15/2028	5,657	5,758
	Federal Farm Credit Banks	4.125%	3/20/2029	7,000	7,105
	Federal Farm Credit Banks	4.750%	4/30/2029	6,827	7,065
	Federal Farm Credit Banks	3.500%	9/10/2029	4,475	4,447
	Federal Farm Credit Banks	4.000%	4/1/2030	8,500	8,585
	Federal Home Loan Banks	4.125%	1/15/2027	13,175	13,250
	Federal Home Loan Banks	4.000%	3/10/2027	37,475	37,649
	Federal Home Loan Banks	4.500%	3/12/2027	5,100	5,153
	Federal Home Loan Banks	4.750%	4/9/2027	22,000	22,317
	Federal Home Loan Banks	3.875%	6/4/2027	11,045	11,092
	Federal Home Loan Banks	3.500%	9/9/2027	20,065	20,053
	Federal Home Loan Banks	3.250%	6/9/2028	19,510	19,367
	Federal Home Loan Banks	4.000%	6/30/2028	27,675	27,960
	Federal Home Loan Banks	3.250%	11/16/2028	62,745	62,153
	Federal Home Loan Banks	4.750%	12/8/2028	2,220	2,290
	Federal Home Loan Banks	4.625%	6/8/2029	16,530	17,052
	Federal Home Loan Banks	4.750%	3/10/2034	16,295	16,952
	Federal Home Loan Banks	5.500%	7/15/2036	21,150	23,238
[3,5]	Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	15,573	17,229
[5]	Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	45,401	51,685
[5]	Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	60,678	68,674
[5]	Federal National Mortgage Assn.	0.750%	10/8/2027	98,290	93,625
[5]	Federal National Mortgage Assn.	6.250%	5/15/2029	43,526	47,128
[5]	Federal National Mortgage Assn.	7.125%	1/15/2030	17,956	20,262
[5]	Federal National Mortgage Assn.	7.250%	5/15/2030	44,920	51,313
[5]	Federal National Mortgage Assn.	0.875%	8/5/2030	121,835	107,271
[5]	Federal National Mortgage Assn.	6.625%	11/15/2030	55,935	62,997
[5]	Federal National Mortgage Assn.	5.625%	7/15/2037	3,396	3,755
[5]	Federal National Mortgage Assn.	6.210%	8/6/2038	300	350
[3]	Private Export Funding Corp.	3.900%	10/15/2027	4,150	4,154
[3]	Private Export Funding Corp.	1.400%	7/15/2028	9,375	8,836
[3]	Private Export Funding Corp.	4.300%	12/15/2028	4,875	4,954
[3]	Private Export Funding Corp.	3.650%	3/15/2030	4,150	4,099
5

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Private Export Funding Corp.	4.600%	2/15/2034	4,600	4,683
[3]	Tennessee Valley Authority	2.875%	2/1/2027	25,750	25,557
	Tennessee Valley Authority	3.875%	3/15/2028	16,000	16,096
	Tennessee Valley Authority	7.125%	5/1/2030	9,625	10,882
	Tennessee Valley Authority	3.875%	8/1/2030	9,681	9,698
	Tennessee Valley Authority	1.500%	9/15/2031	13,700	12,013
[3]	Tennessee Valley Authority	4.700%	7/15/2033	6,375	6,561
	Tennessee Valley Authority	4.375%	8/1/2034	9,877	9,899
	Tennessee Valley Authority	4.875%	5/15/2035	13,253	13,728
	Tennessee Valley Authority	4.650%	6/15/2035	6,000	6,113
	Tennessee Valley Authority	5.880%	4/1/2036	13,129	14,679
	Tennessee Valley Authority	6.150%	1/15/2038	377	432
	Tennessee Valley Authority	5.500%	6/15/2038	1,436	1,561
	Tennessee Valley Authority	5.250%	9/15/2039	22,828	24,196
	Tennessee Valley Authority	3.500%	12/15/2042	1,820	1,512
	Tennessee Valley Authority	4.875%	1/15/2048	14,320	13,784
	Tennessee Valley Authority	4.250%	9/15/2052	10,475	8,951
	Tennessee Valley Authority	5.250%	2/1/2055	12,000	11,927
	Tennessee Valley Authority	5.375%	4/1/2056	17,860	18,056
	Tennessee Valley Authority	4.625%	9/15/2060	8,838	7,881
	Tennessee Valley Authority	4.250%	9/15/2065	8,050	6,619
					1,176,704
Conventional Mortgage-Backed Securities (19.3%)
[3,5]	Fannie Mae Pool	6.500%	9/1/2032	17	18
[3,5]	Freddie Mac Gold Pool	2.000%	1/1/2028–12/1/2031	6,366	6,174
[3,5]	Freddie Mac Gold Pool	2.500%	4/1/2027–3/1/2037	100,428	97,572
[3,5]	Freddie Mac Gold Pool	3.000%	4/1/2028–2/1/2048	438,901	407,682
[3,5]	Freddie Mac Gold Pool	3.500%	1/1/2026–3/1/2049	526,186	498,823
[3,5]	Freddie Mac Gold Pool	4.000%	2/1/2026–2/1/2049	338,164	328,482
[3,5]	Freddie Mac Gold Pool	4.500%	3/1/2026–1/1/2049	144,264	144,174
[3,5]	Freddie Mac Gold Pool	5.000%	2/1/2026–11/1/2048	44,822	45,747
[3,5]	Freddie Mac Gold Pool	5.500%	2/1/2026–6/1/2040	13,942	14,455
[3,5]	Freddie Mac Gold Pool	6.000%	9/1/2027–5/1/2040	12,797	13,521
[3,5]	Freddie Mac Gold Pool	7.000%	3/1/2026–12/1/2038	1,310	1,393
[3,5]	Freddie Mac Gold Pool	7.500%	4/1/2027–2/1/2032	6	6
[3,5]	Freddie Mac Gold Pool	8.000%	1/1/2027–11/1/2031	10	10
[3]	Ginnie Mae I Pool	3.000%	4/15/2042–3/15/2045	29,503	27,062
[3]	Ginnie Mae I Pool	3.500%	2/15/2026–5/15/2048	38,571	36,315
[3]	Ginnie Mae I Pool	4.000%	6/15/2026–5/15/2047	44,650	43,255
[3]	Ginnie Mae I Pool	4.500%	7/15/2033–2/15/2049	36,826	36,839
[3]	Ginnie Mae I Pool	5.000%	12/15/2032–5/15/2041	19,841	20,230
[3]	Ginnie Mae I Pool	5.500%	9/15/2040–2/15/2041	36	38
[3]	Ginnie Mae I Pool	6.000%	12/15/2029–6/15/2041	630	657
[3]	Ginnie Mae I Pool	6.500%	3/15/2028–8/15/2039	2,309	2,439
[3]	Ginnie Mae I Pool	7.000%	7/15/2027–9/15/2036	81	83
[3]	Ginnie Mae I Pool	8.000%	1/15/2027	1	1
[3]	Ginnie Mae II Pool	1.500%	3/20/2051–12/20/2051	43,775	34,785
[3,6]	Ginnie Mae II Pool	2.000%	8/20/2050–1/15/2056	1,973,581	1,634,548
[3,6]	Ginnie Mae II Pool	2.500%	6/20/2027–1/15/2056	1,958,965	1,691,779
[3,6]	Ginnie Mae II Pool	3.000%	6/20/2028–1/15/2056	1,943,861	1,757,701
[3,6]	Ginnie Mae II Pool	3.500%	1/20/2026–1/15/2056	1,610,507	1,492,411
[3,6]	Ginnie Mae II Pool	4.000%	2/20/2026–1/15/2056	1,180,605	1,130,658
[3,6]	Ginnie Mae II Pool	4.500%	8/20/2033–1/15/2056	1,641,441	1,609,680
[3,6]	Ginnie Mae II Pool	5.000%	12/20/2032–1/15/2056	2,389,524	2,392,702
[3,6]	Ginnie Mae II Pool	5.500%	10/20/2048–1/15/2056	2,743,214	2,778,276
[3]	Ginnie Mae II Pool	6.000%	9/20/2033–12/20/2055	1,605,858	1,643,669
[3,6]	Ginnie Mae II Pool	6.500%	10/20/2028–1/15/2056	270,544	282,175
[3]	Ginnie Mae II Pool	7.000%	8/20/2034–9/20/2054	78,010	80,714
[3]	Ginnie Mae II Pool	7.500%	12/20/2053–2/20/2054	4,515	4,650
[3,5]	UMBS Pool	1.500%	7/1/2035–4/1/2052	2,377,181	1,969,658
[3,5,6]	UMBS Pool	2.000%	11/1/2027–1/25/2056	11,022,980	9,217,236
[3,5,6]	UMBS Pool	2.500%	11/1/2026–1/25/2056	7,647,017	6,615,327
[3,5,6]	UMBS Pool	3.000%	7/1/2028–2/25/2056	4,709,177	4,256,304
[3,5,6]	UMBS Pool	3.500%	1/1/2026–2/25/2056	2,953,883	2,772,410
[3,5,6]	UMBS Pool	4.000%	2/1/2026–2/25/2056	2,667,237	2,563,579
[3,5,6]	UMBS Pool	4.500%	3/1/2026–1/25/2056	2,585,041	2,548,868
[3,5,6]	UMBS Pool	5.000%	3/1/2028–1/25/2056	4,334,407	4,351,892
[3,5,6]	UMBS Pool	5.500%	1/1/2027–1/25/2056	6,338,407	6,466,670
[3,5,6]	UMBS Pool	6.000%	4/1/2028–1/25/2056	5,731,588	5,922,732
6

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,6]	UMBS Pool	6.500%	11/1/2052–1/25/2056	2,372,061	2,480,307
[3,5]	UMBS Pool	7.000%	8/1/2027–4/1/2055	379,544	400,163
[3,5]	UMBS Pool	7.500%	7/1/2030–1/1/2054	17,069	18,153
[3,5]	UMBS Pool	8.000%	12/1/2029	2	3
					67,842,026
Nonconventional Mortgage-Backed Securities (0.0%)
[3,5,7]	Fannie Mae Pool, 1YR CMT + 2.313%	6.563%	1/1/2035	24	25
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.290%	6.098%	12/1/2041	105	107
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.060%	9/1/2037	274	280
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.430%	6.068%	7/1/2036	52	53
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.465%	6.215%	10/1/2037	57	59
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.472%	6.328%	3/1/2043	447	462
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.527%	6.169%	10/1/2037	102	105
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.530%	5.926%	12/1/2043	159	164
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.558%	6.308%	9/1/2043	32	33
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.282%	7/1/2043	316	326
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.597%	6.097%	11/1/2033	17	17
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.612%	6.058%	1/1/2042	194	202
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.621%	6.353%	6/1/2043	112	117
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.623%	6.623%	2/1/2036	25	25
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.502%	3/1/2038	35	36
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.635%	6.135%	11/1/2036	16	17
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.651%	6.400%	8/1/2035	63	65
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.672%	6.536%	6/1/2042	185	192
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.675%	6.407%	10/1/2042	111	115
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.682%	6.682%	1/1/2037	21	21
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.312%	10/1/2039	78	81
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.440%	9/1/2042	240	249
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.563%	5/1/2040	37	38
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.695%	6.445%	7/1/2039	8	9
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.698%	6.448%	8/1/2040	42	44
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.495%	12/1/2040	58	60
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.575%	7/1/2037	19	19
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.701%	6.451%	10/1/2042	147	153
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.703%	6.657%	4/1/2036	27	28
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.705%	6.080%	11/1/2039	17	18
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.711%	6.461%	7/1/2035	75	77
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.716%	6.491%	8/1/2039	273	283
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.420%	9/1/2034	22	23
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.735%	6.495%	9/1/2043	221	231
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.244%	12/1/2033	7	8
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.744%	6.724%	5/1/2042	109	114
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.498%	7/1/2041	300	312
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.748%	6.748%	5/1/2035	29	30
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.500%	10/1/2040	62	64
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.750%	6.712%	2/1/2036	36	37
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.644%	7/1/2042	196	203
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.780%	6.655%	2/1/2041	26	27
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.790%	6.497%	2/1/2042	143	149
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.790%	6.684%	5/1/2042	48	50
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.792%	6.625%	3/1/2042	208	217
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.410%	8/1/2042	368	384
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.795%	6.740%	3/1/2042	219	229
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.797%	6.584%	2/1/2042	393	409
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.802%	6.298%	11/1/2039	89	93
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.259%	11/1/2041	240	250
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.185%	11/1/2033–11/1/2039	82	85
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.310%	10/1/2040	79	83
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.685%	12/1/2040	50	52
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.742%	2/1/2041	72	74
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.259%	1/1/2042	36	38
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.325%	11/1/2041	116	120
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.190%	12/1/2040	29	30
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.292%	12/1/2041	157	164
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.315%	11/1/2040	149	155
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.565%	6/1/2041	18	19
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.576%	5/1/2041	117	122
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.815%	2/1/2041	77	81
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.824%	6.659%	3/1/2041	101	105
7

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.825%	6.825%	3/1/2041	81	84
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.826%	6.451%	7/1/2038	32	33
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.455%	6/1/2041	124	129
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.705%	4/1/2041	164	171
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.834%	6.458%	9/1/2040	47	49
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.782%	1/1/2040	31	32
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.835%	6.835%	5/1/2040	38	39
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.254%	12/1/2039	115	120
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.840%	6.590%	8/1/2039	95	99
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.880%	6.534%	11/1/2034	80	82
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 1.909%	6.909%	4/1/2037	71	74
[3,5,7]	Fannie Mae Pool, RFUCCT1Y + 2.130%	6.888%	10/1/2036	59	61
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 1.037%	5.641%	4/1/2037	162	163
[3,5,7]	Fannie Mae Pool, RFUCCT6M + 1.840%	6.523%	8/1/2037	76	78
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.181%	11/1/2034	100	102
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.250%	5/1/2036	15	15
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.269%	11/1/2036	18	19
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.250%	6.500%	2/1/2036	20	20
[3,5,7]	Freddie Mac Non Gold Pool, 1YR CMT + 2.414%	6.664%	10/1/2036	67	68
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.275%	6.275%	9/1/2037	3	3
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.460%	6.337%	3/1/2037	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.570%	6.459%	3/1/2037	5	5
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.265%	12/1/2036	35	36
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	6.390%	5/1/2042–11/1/2043	189	196
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	6.160%	10/1/2037	82	85
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.665%	6.290%	12/1/2034	25	26
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.628%	2/1/2037	14	15
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.727%	6.602%	1/1/2035	4	4
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.735%	6.610%	12/1/2035	15	15
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.743%	6.367%	12/1/2036	44	45
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	6.620%	12/1/2040	128	133
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.475%	12/1/2041	205	213
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.750%	6.750%	5/1/2038	16	16
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.789%	6.601%	6/1/2037	60	62
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.834%	6.707%	2/1/2042	43	45
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.838%	6.631%	3/1/2042	30	31
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.855%	6.480%	5/1/2037	48	49
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.505%	6/1/2040	89	92
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.575%	6/1/2041	40	42
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.755%	12/1/2040–3/1/2041	23	24
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.846%	5/1/2040	24	25
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	6.880%	1/1/2041	53	55
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	6.638%	6/1/2040	43	45
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.888%	6.638%	8/1/2037	43	45
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.890%	6.808%	2/1/2042	39	40
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.892%	6.641%	9/1/2040	48	51
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.450%	11/1/2040	95	99
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	6.525%	6/1/2040	20	20
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.785%	2/1/2041	48	49
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.815%	2/1/2041	52	54
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.843%	1/1/2041	34	35
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.995%	6.870%	3/1/2037	37	39
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.960%	3/1/2038	18	19
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.355%	5.897%	6/1/2037	66	67
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.570%	6.195%	3/1/2037	2	2
[3,5,7]	Freddie Mac Non Gold Pool, RFUCCT6M + 1.665%	6.410%	1/1/2037	72	73
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.750%	10/20/2038–12/20/2043	1,285	1,316
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.375%	7/20/2038–8/20/2041	757	775
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.625%	6/20/2029–6/20/2043	2,579	2,639
[3,7]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.875%	12/20/2039–12/20/2040	143	147
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.125%	5/20/2041	108	111
[3,7]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.375%	11/20/2040	21	22
					15,743
Total U.S. Government and Agency Obligations (Cost $251,584,976)					241,187,505
Asset-Backed/Commercial Mortgage-Backed Securities (1.9%)
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/2027	330	330
[3]	Ally Auto Receivables Trust Series 2022-2	4.760%	5/17/2027	632	633
[3]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/2028	1,795	1,808
8

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	1,010	1,028
[3]	Ally Auto Receivables Trust Series 2024-1	4.940%	10/15/2029	2,500	2,541
[3]	Ally Auto Receivables Trust Series 2024-2	4.140%	10/15/2030	920	925
[3]	Ally Auto Receivables Trust Series 2025-1	4.080%	6/16/2031	6,380	6,422
[3]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/2028	16,575	16,636
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/2030	4,800	4,915
[3]	American Express Credit Account Master Trust Series 2023-3	5.230%	9/15/2028	6,800	6,867
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/16/2030	6,820	7,049
[3]	American Express Credit Account Master Trust Series 2024-1	5.230%	4/15/2029	11,600	11,819
[3]	American Express Credit Account Master Trust Series 2024-2	5.240%	4/15/2031	11,480	11,964
[3]	American Express Credit Account Master Trust Series 2025-1	4.560%	12/17/2029	11,550	11,737
[3]	American Express Credit Account Master Trust Series 2025-2	4.280%	4/15/2030	8,500	8,597
[3]	American Express Credit Account Master Trust Series 2025-3	4.510%	4/15/2032	7,500	7,662
[3]	American Express Credit Account Master Trust Series 2025-4	4.300%	7/15/2030	7,000	7,091
[3]	American Express Credit Account Master Trust Series 2025-5	4.510%	7/15/2032	8,500	8,682
[3]	AmeriCredit Automobile Receivables Trust Series 2021-3	1.410%	8/18/2027	490	487
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.620%	11/18/2027	867	870
[3]	AmeriCredit Automobile Receivables Trust Series 2023-1	5.800%	12/18/2028	1,250	1,270
[3]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	3,000	3,051
[3]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/2028	12,225	12,266
[3]	BA Credit Card Trust Series 2024-A1	4.930%	5/15/2029	15,000	15,235
[3]	BA Credit Card Trust Series 2025-A1	4.310%	5/15/2030	2,400	2,429
[3]	BANK Series 2017-BNK4	3.625%	5/15/2050	5,950	5,893
[3]	BANK Series 2017-BNK5	3.390%	6/15/2060	7,000	6,924
[3]	BANK Series 2017-BNK5	3.624%	6/15/2060	3,500	3,427
[3]	BANK Series 2017-BNK6	3.254%	7/15/2060	3,316	3,277
[3]	BANK Series 2017-BNK6	3.518%	7/15/2060	9,658	9,559
[3]	BANK Series 2017-BNK6	3.741%	7/15/2060	9,929	9,761
[3]	BANK Series 2017-BNK7	3.175%	9/15/2060	11,268	11,119
[3]	BANK Series 2017-BNK7	3.435%	9/15/2060	4,965	4,902
[3]	BANK Series 2017-BNK7	3.748%	9/15/2060	5,225	5,067
[3]	BANK Series 2017-BNK8	3.488%	11/15/2050	5,925	5,798
[3]	BANK Series 2017-BNK8	3.731%	11/15/2050	1,000	964
[3]	BANK Series 2017-BNK8	4.090%	11/15/2050	2,800	2,345
[3]	BANK Series 2017-BNK9	3.538%	11/15/2054	6,091	6,012
[3]	BANK Series 2018-BNK10	3.641%	2/15/2061	557	554
[3]	BANK Series 2018-BNK10	3.688%	2/15/2061	4,375	4,336
[3]	BANK Series 2018-BNK10	3.898%	2/15/2061	1,650	1,613
[3]	BANK Series 2018-BNK11	4.046%	3/15/2061	4,275	4,261
[3]	BANK Series 2018-BNK12	4.255%	5/15/2061	6,200	6,202
[3]	BANK Series 2018-BNK12	4.341%	5/15/2061	1,650	1,625
[3]	BANK Series 2018-BNK13	3.953%	8/15/2061	2,047	2,040
[3]	BANK Series 2018-BNK13	4.217%	8/15/2061	6,200	6,207
[3]	BANK Series 2018-BNK14	3.966%	9/15/2060	1,990	1,979
[3]	BANK Series 2018-BNK14	4.128%	9/15/2060	1,876	1,864
[3]	BANK Series 2018-BNK14	4.231%	9/15/2060	2,425	2,425
[3]	BANK Series 2018-BNK14	4.481%	9/15/2060	2,600	2,544
[3]	BANK Series 2018-BNK15	4.407%	11/15/2061	9,060	9,099
[3]	BANK Series 2019-BNK16	4.005%	2/15/2052	6,850	6,791
[3]	BANK Series 2019-BNK17	3.714%	4/15/2052	5,070	4,985
[3]	BANK Series 2019-BNK17	3.976%	4/15/2052	2,125	2,052
[3]	BANK Series 2019-BNK18	3.584%	5/15/2062	2,925	2,815
[3]	BANK Series 2019-BNK18	3.826%	5/15/2062	2,050	1,874
[3]	BANK Series 2019-BNK19	3.183%	8/15/2061	3,415	3,234
[3]	BANK Series 2019-BNK20	3.011%	9/15/2062	7,785	7,365
[3]	BANK Series 2019-BNK21	2.851%	10/17/2052	2,570	2,435
[3]	BANK Series 2019-BNK21	3.093%	10/17/2052	3,275	3,079
[3]	BANK Series 2019-BNK22	2.978%	11/15/2062	3,645	3,457
[3]	BANK Series 2019-BNK23	2.920%	12/15/2052	8,290	7,850
[3]	BANK Series 2019-BNK23	3.203%	12/15/2052	3,125	2,847
[3]	BANK Series 2019-BNK24	2.960%	11/15/2062	15,788	14,958
[3]	BANK Series 2019-BNK24	3.283%	11/15/2062	2,900	2,725
[3]	BANK Series 2020-BNK25	2.649%	1/15/2063	4,035	3,754
[3]	BANK Series 2020-BNK25	2.841%	1/15/2063	2,970	2,743
[3]	BANK Series 2020-BNK26	2.403%	3/15/2063	7,635	7,006
[3]	BANK Series 2020-BNK26	2.687%	3/15/2063	2,410	2,171
[3]	BANK Series 2020-BNK27	2.144%	4/15/2063	6,675	5,970
[3]	BANK Series 2020-BNK27	2.551%	4/15/2063	1,950	1,716
[3]	BANK Series 2020-BNK28	1.844%	3/15/2063	1,950	1,739
[3]	BANK Series 2020-BNK29	1.997%	11/15/2053	5,075	4,488
9

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BANK Series 2020-BNK30	1.925%	12/15/2053	3,425	3,021
[3]	BANK Series 2020-BNK30	2.111%	12/15/2053	415	360
[3]	BANK Series 2021-BNK31	2.036%	2/15/2054	2,425	2,152
[3]	BANK Series 2021-BNK31	2.211%	2/15/2054	1,425	1,242
[3]	BANK Series 2021-BNK32	2.643%	4/15/2054	4,200	3,841
[3]	BANK Series 2021-BNK33	2.556%	5/15/2064	9,971	9,013
[3]	BANK Series 2021-BNK34	2.438%	6/15/2063	7,875	6,966
[3]	BANK Series 2021-BNK35	2.285%	6/15/2064	4,700	4,174
[3]	BANK Series 2021-BNK36	2.470%	9/15/2064	6,800	6,083
[3]	BANK Series 2021-BNK36	2.695%	9/15/2064	2,100	1,846
[3]	BANK Series 2021-BNK37	2.618%	11/15/2064	6,825	6,101
[3]	BANK Series 2022-BNK39	3.181%	2/15/2055	430	390
[3]	BANK Series 2022-BNK40	3.390%	3/15/2064	2,650	2,480
[3]	BANK Series 2022-BNK41	3.789%	4/15/2065	2,550	2,432
[3]	BANK Series 2022-BNK43	4.399%	8/15/2055	9,375	9,201
[3]	BANK Series 2022-BNK43	4.830%	8/15/2055	1,950	1,916
[3]	BANK Series 2023-5YR2	6.656%	7/15/2056	6,575	6,911
[3]	BANK Series 2023-5YR2	7.140%	7/15/2056	2,200	2,326
[3]	BANK Series 2023-5YR3	6.724%	9/15/2056	3,300	3,486
[3]	BANK Series 2023-5YR3	7.315%	9/15/2056	3,450	3,682
[3]	BANK Series 2023-5YR3	7.315%	9/15/2056	1,650	1,734
[3]	BANK Series 2023-5YR4	6.500%	12/15/2056	1,082	1,139
[3]	BANK Series 2023-5YR4	7.274%	12/15/2056	600	640
[3]	BANK Series 2023-BNK45	5.203%	2/15/2056	3,225	3,294
[3]	BANK Series 2023-BNK45	5.651%	2/15/2056	1,825	1,892
[3]	BANK Series 2023-BNK46	5.745%	8/15/2056	6,600	6,959
[3]	BANK Series 2023-BNK46	6.385%	8/15/2056	1,525	1,630
[3]	BANK Series 2024-5YR8	5.884%	8/15/2057	5,700	5,970
[3]	BANK Series 2024-5YR9	5.614%	8/15/2057	5,510	5,735
[3]	BANK Series 2024-BNK47	5.716%	6/15/2057	10,085	10,698
[3]	BANK Series 2024-BNK48	5.053%	10/15/2057	7,000	7,117
[3]	BANK Series 2024-BNK48	5.355%	10/15/2057	5,900	5,986
[3]	BANK Series 2025-BNK49	5.623%	3/15/2058	9,500	10,032
[3]	BANK Series 2025-BNK49	6.025%	3/15/2058	3,500	3,692
[3]	BANK Series 2025-BNK51	5.290%	12/25/2067	18,900	19,450
[3]	BANK Series 2025-BNK51	5.544%	12/25/2067	5,640	5,800
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.311%	2/15/2050	373	370
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/2050	7,560	7,509
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.748%	2/15/2050	2,800	2,769
[3]	BANK Trust Series 2024-5YR6	6.225%	5/15/2057	37,200	39,198
[3]	BANK Trust Series 2024-5YR6	6.790%	5/15/2057	19,500	20,672
[3]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	17,550	17,151
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	2.919%	8/15/2052	12,610	11,971
[3]	Barclays Commercial Mortgage Trust Series 2019-C4	3.171%	8/15/2052	1,050	971
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	6,750	6,445
[3]	Barclays Commercial Mortgage Trust Series 2019-C5	3.366%	11/15/2052	6,638	6,278
[3]	Barclays Dryrock Issuance Trust Series 2025-1	3.970%	7/15/2031	7,220	7,232
[3]	BBCMS Mortgage Trust Series 2017-C1	3.674%	2/15/2050	10,625	10,518
[3]	BBCMS Mortgage Trust Series 2017-C1	3.898%	2/15/2050	2,900	2,836
[3]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	10,125	10,066
[3]	BBCMS Mortgage Trust Series 2020-C6	2.639%	2/15/2053	6,080	5,661
[3]	BBCMS Mortgage Trust Series 2020-C6	2.840%	2/15/2053	1,600	1,464
[3]	BBCMS Mortgage Trust Series 2020-C7	2.037%	4/15/2053	1,750	1,578
[3]	BBCMS Mortgage Trust Series 2020-C8	2.040%	10/15/2053	5,790	5,147
[3]	BBCMS Mortgage Trust Series 2020-C8	2.398%	10/15/2053	1,205	1,065
[3]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	7,175	6,462
[3]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	2,550	2,274
[3]	BBCMS Mortgage Trust Series 2021-C11	2.536%	9/15/2054	1,075	953
[3]	BBCMS Mortgage Trust Series 2021-C12	2.689%	11/15/2054	4,300	3,854
[3]	BBCMS Mortgage Trust Series 2022-C14	2.946%	2/15/2055	10,600	9,622
[3]	BBCMS Mortgage Trust Series 2022-C18	5.710%	12/15/2055	8,979	9,491
[3]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/2056	1,000	1,059
[3]	BBCMS Mortgage Trust Series 2023-5C23	7.455%	12/15/2056	250	267
[3]	BBCMS Mortgage Trust Series 2023-C19	5.451%	4/15/2056	3,225	3,343
[3]	BBCMS Mortgage Trust Series 2023-C19	6.070%	4/15/2056	1,075	1,118
[3]	BBCMS Mortgage Trust Series 2023-C20	5.576%	7/15/2056	2,200	2,305
[3]	BBCMS Mortgage Trust Series 2023-C20	5.973%	7/15/2056	875	916
[3]	BBCMS Mortgage Trust Series 2023-C21	6.000%	9/15/2056	6,650	7,152
[3]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/2056	3,550	3,817
[3]	BBCMS Mortgage Trust Series 2023-C21	6.296%	9/15/2056	1,100	1,156
10

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	BBCMS Mortgage Trust Series 2023-C22	6.804%	11/15/2056	4,400	4,910
[3]	BBCMS Mortgage Trust Series 2023-C22	7.131%	11/15/2056	1,350	1,487
[3]	BBCMS Mortgage Trust Series 2024-5C25	5.946%	3/15/2057	8,030	8,399
[3]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	4,000	4,169
[3]	BBCMS Mortgage Trust Series 2024-5C27	6.014%	7/15/2057	1,800	1,891
[3]	BBCMS Mortgage Trust Series 2024-5C27	6.410%	7/15/2057	2,250	2,367
[3]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	2,650	2,764
[3]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	450	471
[3]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	5,300	5,674
[3]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	11,500	12,079
[3]	BBCMS Mortgage Trust Series 2025-C32	5.433%	2/15/2062	8,500	8,881
[3]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	5,500	5,851
[3]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	14,642	15,395
[3]	BBCMS Mortgage Trust Series 2025-C39	5.297%	12/15/2058	43,100	44,455
[3]	BBCMS Mortgage Trust Series 2025-C39	5.492%	12/15/2058	18,200	18,729
[3]	BBCMS Mortgage Trust Series 2025-C39	5.808%	12/15/2058	2,860	2,950
[3]	BBCMS Trust Series 2021-C10	2.492%	7/15/2054	7,452	6,799
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	4,900	4,847
[3]	Benchmark Mortgage Trust Series 2018-B1	3.878%	1/15/2051	2,050	1,998
[3]	Benchmark Mortgage Trust Series 2018-B2	3.882%	2/15/2051	14,945	14,828
[3]	Benchmark Mortgage Trust Series 2018-B2	4.084%	2/15/2051	5,675	5,495
[3]	Benchmark Mortgage Trust Series 2018-B3	4.025%	4/10/2051	10,250	10,194
[3]	Benchmark Mortgage Trust Series 2018-B4	4.121%	7/15/2051	2,725	2,713
[3]	Benchmark Mortgage Trust Series 2018-B4	4.311%	7/15/2051	4,000	3,886
[3]	Benchmark Mortgage Trust Series 2018-B5	4.208%	7/15/2051	2,100	2,096
[3]	Benchmark Mortgage Trust Series 2018-B5	4.419%	7/15/2051	1,750	1,718
[3]	Benchmark Mortgage Trust Series 2018-B6	4.261%	10/10/2051	7,075	7,050
[3]	Benchmark Mortgage Trust Series 2018-B6	4.441%	10/10/2051	2,175	2,112
[3]	Benchmark Mortgage Trust Series 2018-B7	4.377%	5/15/2053	1,758	1,756
[3]	Benchmark Mortgage Trust Series 2018-B7	4.510%	5/15/2053	10,266	10,309
[3]	Benchmark Mortgage Trust Series 2018-B8	4.232%	1/15/2052	7,265	7,207
[3]	Benchmark Mortgage Trust Series 2018-B8	4.532%	1/15/2052	4,000	3,884
[3]	Benchmark Mortgage Trust Series 2019-B9	3.751%	3/15/2052	2,363	2,341
[3]	Benchmark Mortgage Trust Series 2019-B9	4.016%	3/15/2052	6,509	6,407
[3]	Benchmark Mortgage Trust Series 2019-B10	3.717%	3/15/2062	7,425	7,274
[3]	Benchmark Mortgage Trust Series 2019-B10	3.979%	3/15/2062	3,200	3,083
[3]	Benchmark Mortgage Trust Series 2019-B11	3.281%	5/15/2052	1,950	1,888
[3]	Benchmark Mortgage Trust Series 2019-B11	3.542%	5/15/2052	2,550	2,475
[3]	Benchmark Mortgage Trust Series 2019-B11	3.784%	5/15/2052	3,350	3,090
[3]	Benchmark Mortgage Trust Series 2019-B13	2.952%	8/15/2057	11,712	11,129
[3]	Benchmark Mortgage Trust Series 2019-B14	3.049%	12/15/2062	4,215	3,994
[3]	Benchmark Mortgage Trust Series 2019-B15	2.928%	12/15/2072	1,055	989
[3]	Benchmark Mortgage Trust Series 2020-B16	2.732%	2/15/2053	4,225	3,950
[3]	Benchmark Mortgage Trust Series 2020-B16	2.944%	2/15/2053	1,035	946
[3]	Benchmark Mortgage Trust Series 2020-B17	2.211%	3/15/2053	1,203	1,139
[3]	Benchmark Mortgage Trust Series 2020-B17	2.289%	3/15/2053	14,279	12,908
[3]	Benchmark Mortgage Trust Series 2020-B17	2.583%	3/15/2053	1,200	1,056
[3]	Benchmark Mortgage Trust Series 2020-B19	1.850%	9/15/2053	2,350	2,084
[3]	Benchmark Mortgage Trust Series 2020-B19	2.148%	9/15/2053	775	653
[3]	Benchmark Mortgage Trust Series 2020-B20	2.034%	10/15/2053	4,725	4,181
[3]	Benchmark Mortgage Trust Series 2020-B20	2.375%	10/15/2053	400	346
[3]	Benchmark Mortgage Trust Series 2020-B21	1.978%	12/17/2053	5,950	5,264
[3]	Benchmark Mortgage Trust Series 2020-B21	2.254%	12/17/2053	600	525
[3]	Benchmark Mortgage Trust Series 2020-B22	1.973%	1/15/2054	14,350	12,596
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.687%	9/15/2043	6,365	5,569
[3]	Benchmark Mortgage Trust Series 2020-IG1	2.909%	9/15/2043	2,125	1,790
[3]	Benchmark Mortgage Trust Series 2021-B23	2.070%	2/15/2054	9,675	8,515
[3]	Benchmark Mortgage Trust Series 2021-B23	2.274%	2/15/2054	3,225	2,689
[3]	Benchmark Mortgage Trust Series 2021-B24	2.584%	3/15/2054	5,775	5,175
[3]	Benchmark Mortgage Trust Series 2021-B24	2.780%	3/15/2054	1,250	1,096
[3]	Benchmark Mortgage Trust Series 2021-B25	2.577%	4/15/2054	6,425	5,777
[3]	Benchmark Mortgage Trust Series 2021-B25	2.847%	4/15/2054	3,025	2,646
[3]	Benchmark Mortgage Trust Series 2021-B26	2.613%	6/15/2054	7,745	6,975
[3]	Benchmark Mortgage Trust Series 2021-B28	2.224%	8/15/2054	4,225	3,733
[3]	Benchmark Mortgage Trust Series 2021-B29	2.284%	9/15/2054	850	796
[3]	Benchmark Mortgage Trust Series 2021-B29	2.388%	9/15/2054	2,550	2,269
[3]	Benchmark Mortgage Trust Series 2021-B29	2.612%	9/15/2054	850	743
[3]	Benchmark Mortgage Trust Series 2021-B30	2.576%	11/15/2054	10,550	9,459
[3]	Benchmark Mortgage Trust Series 2021-B31	2.669%	12/15/2054	3,950	3,539
[3]	Benchmark Mortgage Trust Series 2022-B32	3.002%	1/15/2055	13,550	12,133
11

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Benchmark Mortgage Trust Series 2022-B32	3.409%	1/15/2055	3,425	3,011
[3]	Benchmark Mortgage Trust Series 2022-B33	3.458%	3/15/2055	3,350	3,120
[3]	Benchmark Mortgage Trust Series 2022-B34	3.786%	4/15/2055	2,675	2,497
[3]	Benchmark Mortgage Trust Series 2022-B35	4.443%	5/15/2055	10,000	9,799
[3]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	4,300	4,213
[3]	Benchmark Mortgage Trust Series 2022-B36	4.951%	7/15/2055	1,300	1,284
[3]	Benchmark Mortgage Trust Series 2023-B39	5.754%	7/15/2056	10,950	11,587
[3]	Benchmark Mortgage Trust Series 2023-B39	6.250%	7/15/2056	3,525	3,723
[3]	Benchmark Mortgage Trust Series 2023-B40	6.054%	12/15/2056	4,975	5,376
[3]	Benchmark Mortgage Trust Series 2023-V2	5.812%	5/15/2055	4,325	4,467
[3]	Benchmark Mortgage Trust Series 2023-V2	6.537%	5/15/2055	2,175	2,262
[3]	Benchmark Mortgage Trust Series 2023-V3	6.363%	7/15/2056	1,100	1,150
[3]	Benchmark Mortgage Trust Series 2023-V3	7.097%	7/15/2056	3,520	3,715
[3]	Benchmark Mortgage Trust Series 2024-V5	5.805%	1/10/2057	2,700	2,810
[3]	Benchmark Mortgage Trust Series 2024-V5	6.417%	1/10/2057	550	573
[3]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	8,250	8,619
[3]	Benchmark Mortgage Trust Series 2024-V6	6.384%	3/15/2057	7,250	7,577
[3]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	7,200	7,411
[3]	Benchmark Mortgage Trust Series 2024-V10	5.725%	9/15/2057	3,062	3,163
[3]	Benchmark Mortgage Trust Series 2025-B41	5.407%	7/15/2068	10,530	10,919
[3]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	2,507	2,607
[3]	Benchmark Mortgage Trust Series 2025-V15	5.805%	6/15/2058	10,000	10,532
[3]	BMO Mortgage Trust Series 2022-C1	3.374%	2/15/2055	3,000	2,786
[3]	BMO Mortgage Trust Series 2022-C2	4.810%	7/15/2054	3,425	3,472
[3]	BMO Mortgage Trust Series 2022-C3	5.313%	9/15/2054	10,675	10,974
[3]	BMO Mortgage Trust Series 2022-C3	5.325%	9/15/2054	1,500	1,530
[3]	BMO Mortgage Trust Series 2023-5C1	6.534%	8/15/2056	1,300	1,361
[3]	BMO Mortgage Trust Series 2023-5C1	7.117%	8/15/2056	700	739
[3]	BMO Mortgage Trust Series 2023-5C2	7.055%	11/15/2056	1,900	2,030
[3]	BMO Mortgage Trust Series 2023-5C2	7.244%	11/15/2056	3,700	3,927
[3]	BMO Mortgage Trust Series 2023-C4	5.117%	2/15/2056	3,200	3,267
[3]	BMO Mortgage Trust Series 2023-C4	5.345%	2/15/2056	681	699
[3]	BMO Mortgage Trust Series 2023-C5	5.765%	6/15/2056	2,600	2,722
[3]	BMO Mortgage Trust Series 2023-C5	6.162%	6/15/2056	875	917
[3]	BMO Mortgage Trust Series 2023-C6	5.956%	9/15/2056	6,620	7,010
[3]	BMO Mortgage Trust Series 2023-C6	6.550%	9/15/2056	2,200	2,355
[3]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	4,300	4,611
[3]	BMO Mortgage Trust Series 2023-C7	6.674%	12/15/2056	2,200	2,416
[3]	BMO Mortgage Trust Series 2024-5C3	5.739%	2/15/2057	4,450	4,609
[3]	BMO Mortgage Trust Series 2024-5C3	6.286%	2/15/2057	800	834
[3]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	9,550	10,132
[3]	BMO Mortgage Trust Series 2024-5C4	6.866%	5/15/2057	9,550	10,107
[3]	BMO Mortgage Trust Series 2024-5C4	7.018%	5/15/2057	5,500	5,738
[3]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	6,700	6,975
[3]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	11,255	11,827
[3]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	5,321	5,584
[3]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	18,695	19,827
[3]	BMO Mortgage Trust Series 2024-C9	6.127%	7/15/2057	6,700	7,078
[3]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	2,530	2,637
[3]	BMO Mortgage Trust Series 2025-5C13	5.227%	12/15/2058	5,200	5,352
[3]	BMO Mortgage Trust Series 2025-5C13	5.575%	12/15/2058	3,620	3,726
[3]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	34,725	36,649
[3]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	22,700	23,397
[3]	BMW Vehicle Lease Trust Series 2024-1	4.980%	3/25/2027	3,916	3,925
[3]	BMW Vehicle Lease Trust Series 2024-1	5.000%	6/25/2027	3,575	3,595
[3]	BMW Vehicle Lease Trust Series 2024-2	4.180%	10/25/2027	2,300	2,307
[3]	BMW Vehicle Lease Trust Series 2024-2	4.210%	2/25/2028	2,420	2,430
[3]	BMW Vehicle Lease Trust Series 2025-1	4.430%	6/26/2028	2,500	2,522
[3]	BMW Vehicle Lease Trust Series 2025-1	4.490%	10/25/2028	750	758
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/2028	244	244
[3]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/2028	652	656
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/2029	440	447
[3]	BMW Vehicle Owner Trust Series 2025-A	4.560%	9/25/2029	5,000	5,050
[3]	BMW Vehicle Owner Trust Series 2025-A	4.660%	12/27/2032	700	713
[3]	Cantor Commercial Real Estate Lending Series 2019-CF1	3.786%	5/15/2052	5,705	5,600
[3]	Cantor Commercial Real Estate Lending Series 2019-CF2	2.874%	11/15/2052	6,160	5,833
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.006%	1/15/2053	6,235	5,876
[3]	Cantor Commercial Real Estate Lending Series 2019-CF3	3.298%	1/15/2053	2,675	2,417
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/2028	15,250	15,086
[3]	Capital One Multi-Asset Execution Trust Series 2021-A2	1.390%	7/15/2030	24,275	22,864
12

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/2028	17,325	17,358
[3]	Capital One Multi-Asset Execution Trust Series 2025-A1	3.820%	9/15/2030	16,247	16,256
[3]	Capital One Multi-Asset Execution Trust Series 2025-A2	4.020%	9/15/2032	7,365	7,366
[3]	Capital One Multi-Asset Execution Trust Series 2025-A3	4.650%	10/15/2037	29,800	29,798
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.170%	4/15/2027	273	273
[3]	Capital One Prime Auto Receivables Trust Series 2022-1	3.320%	9/15/2027	2,625	2,620
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/2027	1,175	1,174
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/2028	861	864
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/2028	1,300	1,310
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.620%	7/16/2029	2,300	2,322
[3]	Capital One Prime Auto Receivables Trust Series 2024-1	4.660%	1/15/2030	1,035	1,052
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/2027	1,671	1,664
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/2027	1,073	1,072
[3]	CarMax Auto Owner Trust Series 2023-1	4.750%	10/15/2027	1,379	1,382
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/2029	1,725	1,735
[3]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/2028	2,020	2,030
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/2028	1,300	1,316
[3]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/2028	1,716	1,728
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	1,760	1,792
[3]	CarMax Auto Owner Trust Series 2023-4	6.000%	7/17/2028	1,069	1,083
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/2029	1,750	1,801
[3]	CarMax Auto Owner Trust Series 2024-1	4.920%	10/16/2028	1,969	1,984
[3]	CarMax Auto Owner Trust Series 2024-1	4.940%	8/15/2029	800	813
[3]	CarMax Auto Owner Trust Series 2024-2	5.500%	1/16/2029	5,500	5,575
[3]	CarMax Auto Owner Trust Series 2024-2	5.510%	11/15/2029	4,250	4,368
[3]	CarMax Auto Owner Trust Series 2024-3	4.890%	7/16/2029	5,650	5,719
[3]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	4,100	4,143
[3]	CarMax Auto Owner Trust Series 2024-4	4.640%	4/15/2030	1,600	1,622
[3]	CarMax Auto Owner Trust Series 2025-1	4.840%	1/15/2030	6,800	6,900
[3]	CarMax Auto Owner Trust Series 2025-1	4.950%	8/15/2030	2,500	2,556
[3]	CarMax Auto Owner Trust Series 2025-2	4.480%	3/15/2030	1,200	1,213
[3]	CarMax Auto Owner Trust Series 2025-2	4.650%	11/15/2030	600	612
[3]	CarMax Auto Owner Trust Series 2025-3	4.350%	7/15/2030	3,000	3,026
[3]	CarMax Auto Owner Trust Series 2025-3	4.470%	1/15/2031	2,000	2,024
[3]	CarMax Auto Owner Trust Series 2025-4	3.970%	12/16/2030	3,850	3,856
[3]	CarMax Auto Owner Trust Series 2025-4	4.080%	6/16/2031	2,200	2,198
[3]	CarMax Select Receivables Trust Series 2024-A	5.400%	11/15/2028	1,100	1,110
[3]	CarMax Select Receivables Trust Series 2024-A	5.350%	1/15/2030	1,000	1,015
[3]	CarMax Select Receivables Trust Series 2025-B	4.120%	3/15/2030	2,140	2,145
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/2027	286	283
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.640%	1/10/2030	1,500	1,509
[3]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	1,250	1,271
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.550%	5/10/2030	750	754
[3]	Carvana Auto Receivables Trust Series 2025-P1	4.740%	4/10/2031	650	659
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.550%	8/12/2030	4,000	4,034
[3]	Carvana Auto Receivables Trust Series 2025-P2	4.750%	6/10/2031	2,500	2,539
[3]	Carvana Auto Receivables Trust Series 2025-P3	4.040%	11/11/2030	3,690	3,699
[3]	Carvana Auto Receivables Trust Series 2025-P4	4.590%	1/12/2032	6,590	6,586
[3]	CCUBS Commercial Mortgage Trust Series 2017-C1	3.283%	11/15/2050	711	698
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/2049	5,650	5,564
[3]	CD Mortgage Trust Series 2016-CD2	3.526%	11/10/2049	5,000	4,887
[3]	CD Mortgage Trust Series 2017-CD3	3.631%	2/10/2050	14,170	13,831
[3]	CD Mortgage Trust Series 2017-CD3	3.833%	2/10/2050	3,706	3,272
[3]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	4,400	4,360
[3]	CD Mortgage Trust Series 2017-CD4	3.746%	5/10/2050	3,000	2,936
[3]	CD Mortgage Trust Series 2017-CD5	3.431%	8/15/2050	3,500	3,454
[3]	CD Mortgage Trust Series 2017-CD6	3.332%	11/13/2050	801	796
[3]	CD Mortgage Trust Series 2017-CD6	3.456%	11/13/2050	4,715	4,656
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/2050	2,825	2,764
[3]	CD Mortgage Trust Series 2018-CD7	4.213%	8/15/2051	309	309
[3]	CD Mortgage Trust Series 2018-CD7	4.279%	8/15/2051	12,700	12,631
[3]	CD Mortgage Trust Series 2019-CD8	2.657%	8/15/2057	2,863	2,721
[3]	CD Mortgage Trust Series 2019-CD8	2.912%	8/15/2057	8,460	7,939
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/2058	2,494	2,490
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.691%	5/10/2058	3,600	3,581
[3]	CFCRE Commercial Mortgage Trust Series 2017-C8	3.572%	6/15/2050	3,400	3,365
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.458%	8/15/2050	9,900	9,775
[3]	CGMS Commercial Mortgage Trust Series 2017-B1	3.711%	8/15/2050	1,950	1,912
[3]	Chase Issuance Trust Series 2023-A1	5.160%	9/15/2028	7,520	7,591
[3]	Chase Issuance Trust Series 2023-A2	5.080%	9/15/2030	6,640	6,867
13

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Chase Issuance Trust Series 2024-A1	4.600%	1/15/2029	11,550	11,653
[3]	Chase Issuance Trust Series 2024-A2	4.630%	1/15/2031	6,200	6,357
[3]	Chase Issuance Trust Series 2025-A1	4.160%	7/15/2030	35,000	35,340
[3]	Citibank Credit Card Issuance Trust Series 2007-A3	6.150%	6/15/2039	4,880	5,374
[3]	Citibank Credit Card Issuance Trust Series 2018-A7	3.960%	10/13/2030	10,700	10,742
[3]	Citibank Credit Card Issuance Trust Series 2025-A1	4.300%	6/21/2030	8,475	8,573
[3]	Citibank Credit Card Issuance Trust Series 2025-A2	4.490%	6/21/2032	4,900	4,995
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC29	3.758%	4/10/2048	1,531	1,478
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/2048	482	475
[3]	Citigroup Commercial Mortgage Trust Series 2016-C1	3.209%	5/10/2049	3,950	3,935
[3]	Citigroup Commercial Mortgage Trust Series 2016-C2	2.832%	8/10/2049	2,500	2,478
[3]	Citigroup Commercial Mortgage Trust Series 2016-C3	2.984%	11/15/2049	35	35
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.616%	2/10/2049	3,852	3,834
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC37	3.314%	4/10/2049	2,528	2,525
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.646%	7/10/2049	1,525	1,516
[3]	Citigroup Commercial Mortgage Trust Series 2016-P4	2.902%	7/10/2049	2,350	2,332
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.209%	10/12/2050	1,456	1,433
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/2050	8,254	8,143
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.764%	10/12/2050	1,575	1,532
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/2050	1,300	1,281
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	3.744%	3/10/2051	6,642	6,579
[3]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	15,475	15,400
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	3.963%	6/10/2051	4,661	4,633
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/2051	1,190	1,188
[3]	Citigroup Commercial Mortgage Trust Series 2018-C6	4.412%	11/10/2051	1,900	1,895
[3]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	2,061	1,961
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC41	2.869%	8/10/2056	11,210	10,649
[3]	Citigroup Commercial Mortgage Trust Series 2019-GC43	3.038%	11/10/2052	12,380	11,679
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.717%	2/15/2053	10,880	10,120
[3]	Citigroup Commercial Mortgage Trust Series 2020-GC46	2.918%	2/15/2053	2,100	1,902
[3]	Citigroup Commercial Mortgage Trust Series 2022-GC48	4.579%	5/15/2054	5,600	5,585
[3]	CNH Equipment Trust Series 2021-C	1.160%	10/16/2028	367	367
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/2027	397	397
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/2029	1,200	1,193
[3]	CNH Equipment Trust Series 2022-B	3.890%	11/15/2027	254	254
[3]	CNH Equipment Trust Series 2022-B	3.910%	3/15/2028	575	575
[3]	CNH Equipment Trust Series 2022-C	5.150%	4/17/2028	795	800
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/2028	2,010	2,021
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/2030	625	635
[3]	CNH Equipment Trust Series 2023-B	5.600%	2/15/2029	3,524	3,581
[3]	CNH Equipment Trust Series 2023-B	5.460%	3/17/2031	900	928
[3]	CNH Equipment Trust Series 2024-A	4.770%	6/15/2029	2,120	2,138
[3]	CNH Equipment Trust Series 2024-A	4.800%	7/15/2031	1,000	1,018
[3]	CNH Equipment Trust Series 2024-B	5.190%	9/17/2029	2,500	2,539
[3]	CNH Equipment Trust Series 2024-B	5.230%	11/17/2031	2,500	2,578
[3]	CNH Equipment Trust Series 2024-C	4.120%	3/15/2032	1,400	1,408
[3]	CNH Equipment Trust Series 2025-A	4.540%	9/15/2032	2,750	2,794
[3]	CNH Equipment Trust Series 2025-B	4.300%	10/15/2030	2,500	2,526
[3]	CNH Equipment Trust Series 2025-B	4.430%	1/18/2033	2,000	2,029
[3]	COMM Mortgage Trust Series 2013-CR12	4.300%	10/10/2046	490	463
[3]	COMM Mortgage Trust Series 2013-CR12	4.762%	10/10/2046	350	140
[3]	COMM Mortgage Trust Series 2014-CR14	3.553%	2/10/2047	899	878
[3]	COMM Mortgage Trust Series 2014-CR15	3.913%	2/10/2047	303	298
[3]	COMM Mortgage Trust Series 2017-COR2	3.317%	9/10/2050	155	154
[3]	COMM Mortgage Trust Series 2017-COR2	3.510%	9/10/2050	1,450	1,431
[3]	COMM Mortgage Trust Series 2018-COR3	3.961%	5/10/2051	2,500	2,478
[3]	COMM Mortgage Trust Series 2018-COR3	4.228%	5/10/2051	6,620	6,521
[3]	COMM Mortgage Trust Series 2019-GC44	2.950%	8/15/2057	34,465	32,729
[3]	COMM Mortgage Trust Series 2019-GC44	3.263%	8/15/2057	2,408	2,252
[3]	CSAIL Commercial Mortgage Trust Series 2015-C1	3.833%	4/15/2050	1,090	1,039
[3]	CSAIL Commercial Mortgage Trust Series 2015-C3	3.797%	8/15/2048	1,625	1,541
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/2050	7,800	7,684
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX9	3.446%	9/15/2050	4,175	4,082
[3]	CSAIL Commercial Mortgage Trust Series 2017-CX10	3.458%	11/15/2050	5,925	5,775
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX11	4.033%	4/15/2051	12,600	12,546
[3]	CSAIL Commercial Mortgage Trust Series 2018-CX12	4.224%	8/15/2051	5,950	5,944
[3]	CSAIL Commercial Mortgage Trust Series 2019-C15	4.053%	3/15/2052	15,450	15,266
[3]	CSAIL Commercial Mortgage Trust Series 2019-C16	3.329%	6/15/2052	12,500	12,114
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	2.805%	3/15/2054	12,575	11,624
[3]	CSAIL Commercial Mortgage Trust Series 2021-C20	3.076%	3/15/2054	2,100	1,872
14

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Daimler Trucks Retail Trust Series 2024-1	5.490%	12/15/2027	3,929	3,962
[3]	Daimler Trucks Retail Trust Series 2024-1	5.560%	7/15/2031	6,625	6,745
[3]	DBGS Mortgage Trust Series 2018-C1	4.466%	10/15/2051	5,872	5,877
[3]	DBJPM Mortgage Trust Series 2016-C1	3.276%	5/10/2049	2,600	2,592
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/2050	5,975	5,892
[3]	DBJPM Mortgage Trust Series 2017-C6	3.561%	6/10/2050	1,600	1,550
[3]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	6,973	6,247
[3]	Discover Card Execution Note Trust Series 2021-A2	1.030%	9/15/2028	8,250	8,094
[3]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/2028	17,200	17,217
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/2028	17,550	17,639
[3]	Drive Auto Receivables Trust Series 2024-2	4.500%	9/15/2028	920	921
[3]	Drive Auto Receivables Trust Series 2025-1	4.730%	9/15/2032	2,000	2,010
[3]	Exeter Automobile Receivables Trust Series 2021-3A	1.550%	6/15/2027	1,134	1,126
[3]	Exeter Automobile Receivables Trust Series 2022-1A	3.020%	6/15/2028	739	735
[3]	Exeter Automobile Receivables Trust Series 2022-2A	4.560%	7/17/2028	770	771
[3]	Exeter Automobile Receivables Trust Series 2022-3A	6.760%	9/15/2028	1,001	1,012
[3]	Exeter Automobile Receivables Trust Series 2022-4A	5.980%	12/15/2028	335	337
[3]	Exeter Automobile Receivables Trust Series 2022-5A	7.400%	2/15/2029	836	845
[3]	Exeter Automobile Receivables Trust Series 2023-1A	5.820%	2/15/2028	28	28
[3]	Exeter Automobile Receivables Trust Series 2023-1A	6.690%	6/15/2029	450	457
[3]	Exeter Automobile Receivables Trust Series 2023-4A	6.510%	8/15/2028	708	712
[3]	Exeter Automobile Receivables Trust Series 2024-3A	5.570%	9/15/2028	2,956	2,967
[3]	Exeter Automobile Receivables Trust Series 2024-4A	5.290%	8/15/2030	2,500	2,510
[3]	Exeter Automobile Receivables Trust Series 2024-5A	4.480%	4/16/2029	460	460
[3]	Exeter Automobile Receivables Trust Series 2025-1A	4.670%	8/15/2028	2,100	2,104
[3]	Exeter Automobile Receivables Trust Series 2025-5A	4.280%	7/15/2030	13,790	13,818
[3,5]	Fannie Mae-Aces Series 2015-M10	3.092%	4/25/2027	1,498	1,486
[3,5]	Fannie Mae-Aces Series 2016-M3	2.702%	2/25/2026	817	815
[3,5]	Fannie Mae-Aces Series 2016-M4	2.576%	3/25/2026	1,343	1,338
[3,5]	Fannie Mae-Aces Series 2016-M5	2.469%	4/25/2026	4,627	4,603
[3,5]	Fannie Mae-Aces Series 2016-M6	2.488%	5/25/2026	2,833	2,813
[3,5]	Fannie Mae-Aces Series 2016-M7	2.499%	9/25/2026	1,387	1,376
[3,5]	Fannie Mae-Aces Series 2016-M9	2.292%	6/25/2026	10,903	10,826
[3,5]	Fannie Mae-Aces Series 2016-M11	2.369%	7/25/2026	6,277	6,221
[3,5]	Fannie Mae-Aces Series 2016-M12	2.435%	9/25/2026	7,400	7,322
[3,5]	Fannie Mae-Aces Series 2016-M13	2.525%	9/25/2026	6,393	6,329
[3,5]	Fannie Mae-Aces Series 2017-M1	2.420%	10/25/2026	6,594	6,515
[3,5]	Fannie Mae-Aces Series 2017-M2	2.861%	2/25/2027	3,236	3,202
[3,5]	Fannie Mae-Aces Series 2017-M3	2.478%	12/25/2026	7,281	7,189
[3,5]	Fannie Mae-Aces Series 2017-M4	2.573%	12/25/2026	6,377	6,298
[3,5]	Fannie Mae-Aces Series 2017-M5	3.019%	4/25/2029	645	630
[3,5]	Fannie Mae-Aces Series 2017-M7	2.961%	2/25/2027	7,000	6,932
[3,5]	Fannie Mae-Aces Series 2017-M8	3.061%	5/25/2027	13,950	13,816
[3,5]	Fannie Mae-Aces Series 2017-M11	2.980%	8/25/2029	4,207	4,072
[3,5]	Fannie Mae-Aces Series 2017-M12	3.064%	6/25/2027	6,303	6,233
[3,5]	Fannie Mae-Aces Series 2017-M14	2.810%	11/25/2027	2,957	2,906
[3,5]	Fannie Mae-Aces Series 2017-M15	2.966%	9/25/2027	79	79
[3,5]	Fannie Mae-Aces Series 2017-M15	3.158%	11/25/2027	8,886	8,791
[3,5]	Fannie Mae-Aces Series 2018-M1	2.984%	12/25/2027	400	394
[3,5]	Fannie Mae-Aces Series 2018-M2	2.928%	1/25/2028	15,760	15,481
[3,5]	Fannie Mae-Aces Series 2018-M3	3.074%	2/25/2030	2,133	2,061
[3,5]	Fannie Mae-Aces Series 2018-M4	3.067%	3/25/2028	4,470	4,405
[3,5]	Fannie Mae-Aces Series 2018-M7	3.030%	3/25/2028	3,594	3,541
[3,5]	Fannie Mae-Aces Series 2018-M8	3.311%	6/25/2028	3,528	3,489
[3,5]	Fannie Mae-Aces Series 2018-M10	3.354%	7/25/2028	2,764	2,742
[3,5]	Fannie Mae-Aces Series 2018-M12	3.625%	8/25/2030	15,739	15,466
[3,5]	Fannie Mae-Aces Series 2018-M13	3.750%	9/25/2030	5,155	5,098
[3,5]	Fannie Mae-Aces Series 2018-M14	3.577%	8/25/2028	8,208	8,131
[3,5]	Fannie Mae-Aces Series 2019-M1	3.560%	9/25/2028	9,586	9,509
[3,5]	Fannie Mae-Aces Series 2019-M2	3.622%	11/25/2028	11,820	11,681
[3,5]	Fannie Mae-Aces Series 2019-M4	3.610%	2/25/2031	8,213	8,006
[3,5]	Fannie Mae-Aces Series 2019-M5	3.273%	2/25/2029	53,097	52,168
[3,5]	Fannie Mae-Aces Series 2019-M6	3.400%	3/1/2029	1,000	975
[3,5]	Fannie Mae-Aces Series 2019-M7	3.143%	4/25/2029	8,439	8,225
[3,5]	Fannie Mae-Aces Series 2019-M9	2.937%	6/25/2029	10,459	10,180
[3,5]	Fannie Mae-Aces Series 2019-M12	2.885%	6/25/2029	23,791	23,061
[3,5]	Fannie Mae-Aces Series 2019-M18	2.469%	8/25/2029	9,923	9,458
[3,5]	Fannie Mae-Aces Series 2019-M18	2.577%	9/25/2031	6,428	5,915
[3,5]	Fannie Mae-Aces Series 2019-M21	2.350%	2/25/2031	6,956	6,485
[3,5]	Fannie Mae-Aces Series 2019-M22	2.522%	8/25/2029	13,350	12,762
15

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	Fannie Mae-Aces Series 2019-M25	2.330%	11/25/2029	6,752	6,378
[3,5]	Fannie Mae-Aces Series 2020-M1	2.151%	10/25/2029	4,154	4,061
[3,5]	Fannie Mae-Aces Series 2020-M1	2.444%	10/25/2029	19,090	17,963
[3,5]	Fannie Mae-Aces Series 2020-M5	2.210%	1/25/2030	4,923	4,598
[3,5]	Fannie Mae-Aces Series 2020-M14	1.784%	5/25/2030	6,692	6,102
[3,5]	Fannie Mae-Aces Series 2020-M20	1.435%	10/25/2029	800	728
[3,5]	Fannie Mae-Aces Series 2020-M29	1.492%	5/25/2030	13,625	12,189
[3,5]	Fannie Mae-Aces Series 2020-M33	0.970%	1/25/2031	48,447	44,675
[3,5]	Fannie Mae-Aces Series 2020-M42	1.270%	7/25/2030	63,300	56,050
[3,5]	Fannie Mae-Aces Series 2020-M46	1.323%	5/25/2030	9,587	8,678
[3,5]	Fannie Mae-Aces Series 2020-M52	1.323%	10/25/2030	10,154	8,991
[3,5]	Fannie Mae-Aces Series 2020-M53	1.684%	11/25/2032	20,000	17,117
[3,5]	Fannie Mae-Aces Series 2021-M1	1.386%	11/25/2030	9,985	8,846
[3,5]	Fannie Mae-Aces Series 2021-M1G	1.468%	11/25/2030	2,575	2,275
[3,5]	Fannie Mae-Aces Series 2021-M3G	1.245%	1/25/2031	12,050	10,537
[3,5]	Fannie Mae-Aces Series 2021-M4	1.465%	2/25/2031	47,775	41,975
[3,5]	Fannie Mae-Aces Series 2021-M11	1.457%	3/25/2031	16,650	14,521
[3,5]	Fannie Mae-Aces Series 2021-M13	1.598%	4/25/2031	2,490	2,197
[3,5]	Fannie Mae-Aces Series 2021-M13	1.626%	3/25/2033	2,200	1,831
[3,5]	Fannie Mae-Aces Series 2021-M19	1.738%	10/25/2031	14,425	12,606
[3,5]	Fannie Mae-Aces Series 2022-M1	1.668%	10/25/2031	16,650	14,522
[3,5]	Fannie Mae-Aces Series 2022-M1G	1.531%	9/25/2031	3,725	3,258
[3,5]	Fannie Mae-Aces Series 2022-M3	1.707%	11/25/2031	5,400	4,680
[3,5]	Fannie Mae-Aces Series 2022-M4	2.290%	5/25/2030	8,150	7,582
[3,5]	Fannie Mae-Aces Series 2022-M8	1.936%	12/25/2031	8,375	7,329
[3,5]	Fannie Mae-Aces Series 2022-M10	1.928%	1/25/2032	37,600	33,231
[3,5]	Fannie Mae-Aces Series 2023-M1S	4.498%	4/25/2033	8,600	8,654
[3,5]	Fannie Mae-Aces Series 2023-M6	4.181%	7/25/2028	8,171	8,222
[3,5]	Fannie Mae-Aces Series 2023-M8	4.476%	3/25/2033	3,150	3,171
[3,5]	Fannie Mae-Aces Series 2024-M5	4.450%	8/25/2034	50,000	49,476
[3,5]	Fannie Mae-Aces Series 2025-M4	4.389%	8/25/2035	5,850	5,792
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K054	2.745%	1/25/2026	1,966	1,961
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K055	2.673%	3/25/2026	6,718	6,693
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K056	2.525%	5/25/2026	4,478	4,450
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K057	2.570%	7/25/2026	8,566	8,505
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K058	2.653%	8/25/2026	9,400	9,319
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K059	3.120%	9/25/2026	4,934	4,904
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K060	3.300%	10/25/2026	8,000	7,953
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K061	3.347%	11/25/2026	16,768	16,675
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K062	3.413%	12/25/2026	18,157	18,069
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K063	3.430%	1/25/2027	16,200	16,126
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K064	3.224%	3/25/2027	15,580	15,472
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K065	3.243%	4/25/2027	17,557	17,427
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K066	3.117%	6/25/2027	9,890	9,798
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K067	3.194%	7/25/2027	4,002	3,966
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K068	3.244%	8/25/2027	7,823	7,754
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K069	3.187%	9/25/2027	13,475	13,330
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K070	3.303%	11/25/2027	7,875	7,802
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K071	3.286%	11/25/2027	11,050	10,939
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K072	3.444%	12/25/2027	4,525	4,491
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K073	3.350%	1/25/2028	7,025	6,960
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K074	3.600%	1/25/2028	10,264	10,215
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K075	3.650%	2/25/2028	6,975	6,948
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K076	3.900%	4/25/2028	28,500	28,531
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K077	3.850%	5/25/2028	12,600	12,600
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K078	3.854%	6/25/2028	5,200	5,200
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K079	3.926%	6/25/2028	23,650	23,685
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.736%	4/25/2028	1,249	1,246
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K080	3.926%	7/25/2028	10,165	10,180
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K081	3.900%	8/25/2028	16,400	16,414
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K082	3.920%	9/25/2028	22,870	22,917
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K083	4.050%	9/25/2028	14,770	14,837
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K084	3.780%	10/25/2028	26,940	26,879
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K085	4.060%	10/25/2028	13,825	13,892
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K087	3.771%	12/25/2028	10,688	10,660
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K088	3.690%	1/25/2029	12,725	12,660
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K089	3.563%	1/25/2029	10,000	9,909
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K090	3.422%	2/25/2029	9,625	9,496
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K091	3.505%	3/25/2029	3,100	3,065
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K092	3.298%	4/25/2029	10,450	10,262
16

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K093	2.982%	5/25/2029	18,092	17,609
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K094	2.903%	6/25/2029	12,750	12,344
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K095	2.785%	6/25/2029	12,625	12,182
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K096	2.519%	7/25/2029	10,940	10,452
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K098	2.425%	8/25/2029	18,565	17,649
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K099	2.595%	9/25/2029	11,690	11,165
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K101	2.524%	10/25/2029	16,615	15,801
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K102	2.537%	10/25/2029	15,420	14,678
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K103	2.651%	11/25/2029	12,550	11,973
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K104	2.253%	1/25/2030	20,560	19,294
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K105	1.872%	1/25/2030	4,600	4,246
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K106	2.069%	1/25/2030	17,450	16,224
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K108	1.517%	3/25/2030	12,506	11,365
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K109	1.558%	4/25/2030	9,275	8,412
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K110	1.477%	4/25/2030	4,875	4,412
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K111	1.350%	5/25/2030	9,875	8,857
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K113	1.341%	6/25/2030	1,700	1,522
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K114	1.366%	6/25/2030	10,750	9,604
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K116	1.378%	7/25/2030	13,710	12,236
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K117	1.406%	8/25/2030	13,350	11,901
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K118	1.493%	9/25/2030	17,650	15,758
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K119	1.566%	9/25/2030	2,500	2,238
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K120	1.500%	10/25/2030	12,360	11,000
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	0.995%	8/25/2030	1,134	1,053
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K121	1.547%	10/25/2030	7,850	7,000
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	0.863%	5/25/2030	476	445
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K122	1.521%	11/25/2030	7,830	6,956
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K123	1.621%	12/25/2030	24,050	21,465
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K124	1.658%	12/25/2030	11,675	10,421
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K125	1.846%	1/25/2031	85	76
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K126	2.074%	1/25/2031	17,640	16,059
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K127	2.108%	1/25/2031	21,425	19,503
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K128	2.020%	3/25/2031	12,895	11,688
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.342%	9/25/2030	2,514	2,325
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K129	1.914%	5/25/2031	21,275	19,111
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K130	1.723%	6/25/2031	8,050	7,128
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K131	1.853%	7/25/2031	36,075	32,109
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K132	2.023%	8/25/2031	6,200	5,536
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K133	2.096%	9/25/2031	10,200	9,131
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	1.714%	7/25/2031	802	750
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K134	2.243%	10/25/2031	9,600	8,654
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K135	2.154%	10/25/2031	6,275	5,631
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K138	2.476%	1/25/2032	8,350	7,594
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K140	2.250%	1/25/2032	6,200	5,558
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.350%	3/25/2032	23,377	21,007
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K143	2.711%	4/25/2055	1,917	1,817
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K148	3.500%	7/25/2032	21,325	20,393
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.080%	1/25/2031	3,500	3,346
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K152	3.780%	11/25/2032	20,000	19,400
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.294%	3/25/2029	14,900	14,652
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K153	3.117%	10/25/2031	8,100	7,686
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.424%	4/25/2032	3,300	3,242
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K154	3.459%	11/25/2032	4,475	4,262
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	11/25/2032	4,100	4,055
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K155	3.750%	4/25/2033	8,900	8,570
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/2033	5,100	5,129
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	5/25/2033	2,925	2,914
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	4.200%	5/25/2033	11,400	11,289
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K157	3.990%	8/25/2033	3,775	3,673
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	3.900%	12/25/2030	9,248	9,169
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K158	4.050%	7/25/2033	45,550	44,645
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	3.950%	11/25/2030	3,330	3,316
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K159	4.500%	7/25/2033	8,240	8,315
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K160	4.500%	8/25/2033	13,000	13,093
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K161	4.900%	10/25/2033	6,700	6,917
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K163	5.000%	3/25/2034	10,000	10,387
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K164	5.000%	5/25/2034	14,245	14,792
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K165	4.489%	9/25/2034	5,150	5,170
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K166	4.580%	10/25/2034	29,750	30,014
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K167	4.760%	10/25/2034	8,350	8,524
17

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K168	4.130%	12/25/2034	13,700	13,369
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K169	4.660%	12/25/2034	8,000	8,103
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K171	4.400%	6/25/2035	2,000	1,983
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K175	4.420%	10/25/2035	11,860	11,763
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K505	4.819%	6/25/2028	8,540	8,712
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K506	4.650%	8/25/2028	6,440	6,548
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K507	4.800%	9/25/2028	6,000	6,126
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K508	4.740%	8/25/2028	10,750	10,974
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K509	4.850%	9/25/2028	7,750	7,941
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K510	5.069%	10/25/2028	5,150	5,295
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	3,500	3,584
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K512	5.000%	11/25/2028	4,300	4,416
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K513	4.724%	12/25/2028	6,700	6,841
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K515	5.400%	1/25/2029	9,950	10,337
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/2029	8,700	9,059
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K517	5.355%	1/25/2029	8,500	8,829
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K518	5.400%	1/25/2029	29,400	30,552
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K520	5.180%	3/25/2029	7,000	7,250
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K524	4.720%	5/25/2029	3,000	3,068
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K526	4.543%	7/25/2029	8,000	8,141
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K533	4.230%	12/25/2029	3,000	3,023
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K537	4.430%	2/25/2030	5,200	5,276
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K538	4.478%	1/25/2030	30,000	30,499
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K541	4.348%	2/25/2030	30,000	30,349
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K543	4.329%	6/25/2030	3,000	3,032
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K547	4.421%	5/25/2030	5,370	5,445
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K548	4.320%	9/25/2030	4,505	4,548
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K549	4.340%	9/25/2030	50,000	50,521
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K551	4.165%	11/25/2030	8,325	8,346
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K552	4.092%	11/25/2030	10,130	10,124
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K734	3.208%	2/25/2026	2,633	2,625
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K735	2.862%	5/25/2026	12,438	12,373
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K737	2.525%	10/25/2026	19,000	18,812
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K738	1.545%	1/25/2027	1,225	1,200
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K739	1.336%	9/25/2027	19,961	19,266
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K741	1.603%	12/25/2027	23,344	22,426
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K742	1.760%	3/25/2028	9,950	9,544
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K743	1.770%	5/25/2028	6,650	6,348
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K744	1.712%	7/25/2028	4,529	4,312
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K745	1.657%	8/25/2028	2,850	2,701
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K746	2.031%	9/25/2028	8,325	7,944
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K747	2.050%	11/25/2028	7,500	7,141
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K749	2.120%	4/25/2029	1,800	1,701
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K751	4.412%	3/25/2030	8,525	8,646
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K752	4.284%	7/25/2030	8,640	8,717
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K753	4.400%	10/25/2030	11,050	11,192
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K754	4.940%	11/25/2030	4,750	4,917
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K755	5.203%	2/25/2031	8,500	8,903
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K756	4.963%	5/25/2031	5,200	5,393
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K757	4.456%	8/25/2031	13,000	13,174
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K758	4.680%	10/25/2031	16,000	16,377
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K759	4.800%	1/25/2032	14,300	14,721
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K760	4.550%	1/25/2032	25,000	25,411
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K761	4.400%	6/25/2032	47,600	47,926
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K762	4.360%	9/25/2032	77,075	77,410
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K763	4.170%	10/25/2032	30,000	29,784
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.718%	1/25/2031	3,300	3,241
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1510	3.794%	1/25/2034	12,220	11,693
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.470%	3/25/2031	4,150	4,032
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1511	3.542%	3/25/2034	10,275	9,684
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/2034	25,260	22,308
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1514	2.859%	10/25/2034	10,025	8,864
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1515	1.940%	2/25/2035	13,000	10,587
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1516	1.721%	5/25/2035	9,825	7,772
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1517	1.716%	7/25/2035	18,200	14,437
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1518	1.860%	10/25/2035	4,200	3,329
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1519	2.013%	12/25/2035	22,026	17,627
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.007%	7/25/2035	2,780	2,414
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1520	2.438%	2/25/2036	10,350	8,565
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/2036	11,465	9,162
18

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,5]	FHLMC Multifamily Structured Pass-Through Certificates Series K-1522	2.361%	10/25/2036	7,550	6,096
[3,5]	FHLMC Multifamily WI Certificates Series K170	5.000%	6/25/2035	35,000	36,331
[3]	Fifth Third Auto Trust Series 2023-1	5.530%	8/15/2028	3,686	3,716
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/2031	1,380	1,405
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/2029	3,200	3,241
[3]	Ford Credit Auto Lease Trust Series 2023-B	6.200%	2/15/2027	923	924
[3]	Ford Credit Auto Lease Trust Series 2025-A	4.780%	2/15/2029	900	910
[3]	Ford Credit Auto Lease Trust Series 2025-B	4.230%	12/15/2028	10,800	10,870
[3]	Ford Credit Auto Lease Trust Series 2025-B	4.300%	8/15/2029	4,000	4,030
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/2027	582	582
[3]	Ford Credit Auto Owner Trust Series 2022-C	4.590%	12/15/2027	3,572	3,579
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.650%	2/15/2028	870	872
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/2028	1,075	1,082
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/2028	1,878	1,890
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	650	659
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/2029	1,850	1,891
[3]	Ford Credit Auto Owner Trust Series 2024-A	5.010%	9/15/2029	6,420	6,546
[3]	Ford Credit Auto Owner Trust Series 2024-B	5.100%	4/15/2029	7,150	7,242
[3]	Ford Credit Auto Owner Trust Series 2024-B	4.960%	5/15/2030	1,000	1,022
[3]	Ford Credit Auto Owner Trust Series 2025-B	3.910%	4/15/2030	7,200	7,225
[3]	Ford Credit Auto Owner Trust Series 2025-B	3.950%	7/15/2031	2,920	2,925
[3]	Ford Credit Floorplan Master Owner Trust A Series 2018-4	4.060%	11/15/2030	8,785	8,820
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.630%	4/15/2030	6,000	6,100
[3]	Ford Credit Floorplan Master Owner Trust A Series 2025-2	4.060%	9/15/2030	16,710	16,759
[3]	GM Financial Automobile Leasing Trust Series 2023-3	5.440%	8/20/2027	87	87
[3]	GM Financial Automobile Leasing Trust Series 2023-3	5.880%	8/20/2027	900	901
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.090%	2/22/2028	1,100	1,105
[3]	GM Financial Automobile Leasing Trust Series 2024-1	5.330%	3/20/2028	1,100	1,107
[3]	GM Financial Automobile Leasing Trust Series 2024-2	5.360%	5/22/2028	5,000	5,049
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.210%	10/20/2027	1,850	1,853
[3]	GM Financial Automobile Leasing Trust Series 2024-3	4.220%	10/20/2028	1,600	1,605
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.660%	2/21/2028	5,000	5,041
[3]	GM Financial Automobile Leasing Trust Series 2025-1	4.700%	2/20/2029	1,000	1,012
[3]	GM Financial Automobile Leasing Trust Series 2025-2	4.580%	5/22/2028	1,900	1,917
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.170%	8/21/2028	4,667	4,691
[3]	GM Financial Automobile Leasing Trust Series 2025-3	4.200%	8/20/2029	632	635
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/2028	384	383
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/2028	523	522
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-3	3.710%	12/16/2027	1,400	1,399
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.820%	8/16/2027	946	947
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/2028	910	912
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/2028	650	654
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/2028	1,449	1,452
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/2028	1,049	1,057
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/2028	1,098	1,116
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.710%	2/16/2029	2,650	2,717
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	4.860%	6/18/2029	650	660
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.040%	9/17/2029	3,125	3,180
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.090%	11/16/2029	7,250	7,395
[3]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.440%	4/16/2030	1,900	1,922
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.620%	12/17/2029	3,000	3,031
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	4.730%	8/16/2030	750	765
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.280%	4/16/2030	750	756
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.420%	5/16/2031	400	405
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.180%	8/16/2030	1,700	1,714
[3]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.300%	9/16/2031	425	430
[3]	GS Mortgage Securities Trust Series 2014-GC22	3.862%	6/10/2047	280	271
[3]	GS Mortgage Securities Trust Series 2014-GC24	4.430%	9/10/2047	1,175	1,130
[3]	GS Mortgage Securities Trust Series 2014-GC26	4.215%	11/10/2047	973	924
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.506%	10/10/2048	69	68
[3]	GS Mortgage Securities Trust Series 2016-GS2	3.050%	5/10/2049	2,700	2,691
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.178%	11/10/2049	568	564
[3]	GS Mortgage Securities Trust Series 2016-GS4	3.645%	11/10/2049	1,825	1,806
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.674%	3/10/2050	5,750	5,686
[3]	GS Mortgage Securities Trust Series 2017-GS5	3.826%	3/10/2050	2,300	2,185
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.433%	5/10/2050	9,000	8,899
[3]	GS Mortgage Securities Trust Series 2017-GS6	3.638%	5/10/2050	600	575
[3]	GS Mortgage Securities Trust Series 2017-GS6	4.322%	5/10/2050	850	633
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.430%	8/10/2050	14,339	14,158
[3]	GS Mortgage Securities Trust Series 2017-GS7	3.663%	8/10/2050	3,700	3,585
19

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	GS Mortgage Securities Trust Series 2017-GS8	3.205%	11/10/2050	13,910	13,718
[3]	GS Mortgage Securities Trust Series 2019-GC39	3.567%	5/10/2052	5,775	5,547
[3]	GS Mortgage Securities Trust Series 2019-GC40	2.904%	7/10/2052	5,200	4,990
[3]	GS Mortgage Securities Trust Series 2019-GC40	3.160%	7/10/2052	6,250	5,969
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/2052	12,280	11,583
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.212%	9/10/2052	2,875	2,682
[3]	GS Mortgage Securities Trust Series 2019-GSA1	3.048%	11/10/2052	5,535	5,248
[3]	GS Mortgage Securities Trust Series 2020-GC45	2.911%	2/13/2053	5,910	5,567
[3]	GS Mortgage Securities Trust Series 2020-GC45	3.173%	2/13/2053	1,690	1,571
[3]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	2,780	2,558
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/2053	5,175	4,568
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.224%	12/12/2053	800	692
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/2030	580	578
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/2027	1,026	1,029
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	4.970%	6/17/2030	3,450	3,480
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.690%	8/15/2028	3,361	3,390
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/2031	1,750	1,789
[3]	Harley-Davidson Motorcycle Trust Series 2024-A	5.370%	3/15/2029	2,129	2,149
[3]	Harley-Davidson Motorcycle Trust Series 2024-A	5.290%	12/15/2031	2,500	2,561
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.310%	7/16/2029	1,150	1,155
[3]	Harley-Davidson Motorcycle Trust Series 2024-B	4.280%	4/15/2032	2,562	2,580
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/2028	526	526
[3]	Honda Auto Receivables Owner Trust Series 2023-1	5.040%	4/21/2027	525	526
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/2029	1,075	1,081
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/2027	1,134	1,139
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/2029	650	655
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.410%	2/18/2028	3,548	3,573
[3]	Honda Auto Receivables Owner Trust Series 2024-1	5.170%	5/15/2030	850	865
[3]	Honda Auto Receivables Owner Trust Series 2024-2	5.210%	7/18/2030	3,100	3,171
[3]	Honda Auto Receivables Owner Trust Series 2024-3	4.510%	11/21/2030	3,750	3,790
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.330%	5/15/2029	4,050	4,072
[3]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	1,300	1,312
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.570%	9/21/2029	11,000	11,122
[3]	Honda Auto Receivables Owner Trust Series 2025-1	4.640%	5/21/2031	4,000	4,069
[3]	Honda Auto Receivables Owner Trust Series 2025-2	4.150%	10/15/2029	1,000	1,006
[3]	Honda Auto Receivables Owner Trust Series 2025-2	4.280%	8/15/2031	500	505
[3]	Honda Auto Receivables Owner Trust Series 2025-3	4.040%	2/21/2030	7,165	7,206
[3]	Honda Auto Receivables Owner Trust Series 2025-3	4.100%	11/21/2031	633	636
[3]	Honda Auto Receivables Owner Trust Series 2025-4	3.980%	6/17/2030	20,250	20,357
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/2028	1,375	1,379
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/2028	1,383	1,392
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/2029	768	780
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.540%	10/16/2028	1,713	1,730
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/2029	1,100	1,127
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.840%	3/15/2029	5,000	5,056
[3]	Hyundai Auto Receivables Trust Series 2024-B	4.740%	9/16/2030	3,500	3,560
[3]	Hyundai Auto Receivables Trust Series 2024-C	4.440%	1/15/2031	1,380	1,397
[3]	Hyundai Auto Receivables Trust Series 2025-A	4.400%	4/15/2031	4,000	4,049
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.360%	12/17/2029	3,000	3,029
[3]	Hyundai Auto Receivables Trust Series 2025-B	4.440%	6/17/2030	1,300	1,318
[3]	John Deere Owner Trust Series 2022-C	5.200%	9/17/2029	2,125	2,134
[3]	John Deere Owner Trust Series 2023-A	5.010%	11/15/2027	1,042	1,047
[3]	John Deere Owner Trust Series 2023-A	5.010%	12/17/2029	850	857
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/2028	1,889	1,901
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/2030	875	887
[3]	John Deere Owner Trust Series 2023-C	5.480%	5/15/2028	5,018	5,062
[3]	John Deere Owner Trust Series 2023-C	5.390%	8/15/2030	1,220	1,244
[3]	John Deere Owner Trust Series 2024-A	4.960%	11/15/2028	3,600	3,632
[3]	John Deere Owner Trust Series 2024-A	4.910%	2/18/2031	8,000	8,146
[3]	John Deere Owner Trust Series 2024-B	5.200%	3/15/2029	3,900	3,956
[3]	John Deere Owner Trust Series 2024-C	4.150%	8/15/2031	2,450	2,462
[3]	John Deere Owner Trust Series 2025-A	4.420%	2/17/2032	1,500	1,517
[3]	John Deere Owner Trust Series 2025-B	4.170%	12/17/2029	3,200	3,225
[3]	John Deere Owner Trust Series 2025-B	4.340%	6/15/2032	485	491
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1	3.914%	1/15/2049	442	440
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/2049	9,250	9,162
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	3.397%	8/15/2049	1,225	1,140
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.648%	12/15/2049	3,675	3,645
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4	3.870%	12/15/2049	2,950	2,900
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.505%	2/15/2047	452	442
20

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C22	4.110%	9/15/2047	686	676
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C23	4.202%	9/15/2047	767	755
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.639%	11/15/2047	105	103
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C24	3.914%	11/15/2047	2,750	2,680
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C25	3.672%	11/15/2047	424	420
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.951%	1/15/2048	1,012	981
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C30	4.226%	7/15/2048	1,780	1,739
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/2048	1,626	1,594
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP5	3.876%	3/15/2050	2,300	2,249
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.490%	7/15/2050	8,800	8,631
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP6	3.744%	7/15/2050	2,800	2,695
[3]	JPMCC Commercial Mortgage Securities Trust Series 2017-JP7	3.454%	9/15/2050	1,250	1,234
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR4	4.029%	3/10/2052	13,805	13,292
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.386%	6/13/2052	9,375	8,900
[3]	JPMCC Commercial Mortgage Securities Trust Series 2019-COR5	3.669%	6/13/2052	825	773
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.144%	6/15/2049	2,580	2,564
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C2	3.484%	6/15/2049	1,250	1,171
[3]	JPMDB Commercial Mortgage Securities Trust Series 2016-C4	3.141%	12/15/2049	800	787
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.414%	3/15/2050	1,808	1,789
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.694%	3/15/2050	13,400	13,252
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C5	3.858%	3/15/2050	3,975	3,649
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.409%	10/15/2050	2,825	2,777
[3]	JPMDB Commercial Mortgage Securities Trust Series 2017-C7	3.713%	10/15/2050	1,775	1,724
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/2051	11,960	11,952
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.421%	6/15/2051	1,525	1,510
[3]	JPMDB Commercial Mortgage Securities Trust Series 2019-COR6	3.057%	11/13/2052	12,525	11,437
[3]	JPMDB Commercial Mortgage Securities Trust Series 2020-COR7	2.180%	5/13/2053	2,750	2,353
[3]	Mercedes-Benz Auto Lease Trust Series 2024-B	4.220%	6/17/2030	1,350	1,357
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.610%	4/16/2029	2,200	2,229
[3]	Mercedes-Benz Auto Lease Trust Series 2025-A	4.690%	2/18/2031	1,100	1,119
[3]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.880%	4/16/2029	16,000	16,015
[3]	Mercedes-Benz Auto Lease Trust Series 2025-B	3.930%	7/15/2031	13,750	13,757
[3]	Mercedes-Benz Auto Receivables Trust Series 2021-1	0.730%	12/15/2027	171	170
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.510%	11/15/2027	1,009	1,011
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/2029	600	602
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	5.950%	11/15/2028	2,964	3,004
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-2	6.010%	1/15/2031	3,550	3,684
[3]	Mercedes-Benz Auto Receivables Trust Series 2024-1	4.790%	7/15/2031	650	662
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.780%	12/17/2029	5,800	5,884
[3]	Mercedes-Benz Auto Receivables Trust Series 2025-1	4.920%	4/15/2031	2,500	2,562
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22	3.883%	4/15/2048	1,875	1,763
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28	3.544%	1/15/2049	3,448	3,441
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29	3.325%	5/15/2049	1,550	1,542
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31	3.102%	11/15/2049	9,400	9,285
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32	3.994%	12/15/2049	3,050	3,018
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.599%	5/15/2050	6,500	6,444
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C33	3.852%	5/15/2050	3,800	3,739
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.276%	11/15/2052	3,600	3,550
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/2052	5,250	5,182
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	19,000	20,057
[3]	Morgan Stanley Capital I Series 2017-HR2	3.587%	12/15/2050	1,125	1,112
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.049%	11/15/2049	3,650	3,581
[3]	Morgan Stanley Capital I Trust Series 2016-BNK2	3.282%	11/15/2049	2,951	2,796
[3]	Morgan Stanley Capital I Trust Series 2016-UB11	2.782%	8/15/2049	7,300	7,224
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.596%	12/15/2049	7,350	7,273
[3]	Morgan Stanley Capital I Trust Series 2016-UB12	3.778%	12/15/2049	3,000	2,897
[3]	Morgan Stanley Capital I Trust Series 2017-H1	3.530%	6/15/2050	6,750	6,688
[3]	Morgan Stanley Capital I Trust Series 2018-H4	4.310%	12/15/2051	9,875	9,813
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.417%	6/15/2052	11,660	11,313
[3]	Morgan Stanley Capital I Trust Series 2019-H6	3.700%	6/15/2052	1,450	1,386
[3]	Morgan Stanley Capital I Trust Series 2019-H7	3.261%	7/15/2052	5,650	5,443
[3]	Morgan Stanley Capital I Trust Series 2019-L2	3.806%	3/15/2052	2,718	2,682
[3]	Morgan Stanley Capital I Trust Series 2019-L2	4.071%	3/15/2052	6,700	6,582
[3]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	8,435	8,040
[3]	Morgan Stanley Capital I Trust Series 2020-HR8	2.041%	7/15/2053	7,000	6,343
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.698%	2/15/2053	8,495	7,939
[3]	Morgan Stanley Capital I Trust Series 2020-L4	2.880%	2/15/2053	1,275	1,172
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.444%	6/15/2054	4,275	3,816
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.749%	6/15/2054	750	668
[3]	Morgan Stanley Capital I Trust Series 2021-L6	2.951%	6/15/2054	450	388
21

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Morgan Stanley Capital I Trust Series 2021-L7	2.574%	10/15/2054	8,465	7,551
[3]	Morgan Stanley Capital I Trust Series 2022-L8	3.791%	4/15/2055	8,550	8,044
[3]	MSWF Commercial Mortgage Trust Series 2023-1	5.752%	5/15/2056	4,350	4,607
[3]	MSWF Commercial Mortgage Trust Series 2023-1	6.199%	5/15/2056	3,000	3,176
[3]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	1,900	2,050
[3]	Nissan Auto Lease Trust Series 2024-A	4.910%	4/15/2027	2,192	2,197
[3]	Nissan Auto Lease Trust Series 2024-A	4.970%	9/15/2028	700	703
[3]	Nissan Auto Lease Trust Series 2024-B	4.960%	8/15/2028	10,313	10,451
[3]	Nissan Auto Lease Trust Series 2025-A	4.750%	3/15/2028	3,500	3,543
[3]	Nissan Auto Lease Trust Series 2025-A	4.800%	2/15/2029	1,500	1,520
[3]	Nissan Auto Lease Trust Series 2025-B	4.320%	11/15/2028	6,750	6,810
[3]	Nissan Auto Lease Trust Series 2025-B	4.350%	7/16/2029	5,100	5,142
[3]	Nissan Auto Receivables Owner Trust Series 2022-A	2.070%	12/17/2029	1,147	1,142
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.460%	5/17/2027	712	713
[3]	Nissan Auto Receivables Owner Trust Series 2022-B	4.450%	11/15/2029	850	854
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/2030	700	707
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.930%	3/15/2028	645	651
[3]	Nissan Auto Receivables Owner Trust Series 2023-B	5.960%	10/15/2030	3,800	3,889
[3]	Nissan Auto Receivables Owner Trust Series 2024-A	5.280%	12/15/2028	2,960	2,986
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.340%	3/15/2029	1,900	1,910
[3]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	1,250	1,261
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.490%	12/17/2029	3,500	3,546
[3]	Nissan Auto Receivables Owner Trust Series 2025-A	4.570%	11/15/2030	925	942
[3]	Nissan Auto Receivables Owner Trust Series 2025-B	3.990%	4/15/2030	25,480	25,583
[3]	Nissan Auto Receivables Owner Trust Series 2025-B	4.020%	5/15/2031	21,160	21,221
[3]	PSNH Funding LLC 3 Series 2018-1	3.506%	8/1/2028	314	313
[3]	PSNH Funding LLC 3 Series 2018-1	3.814%	2/1/2035	2,200	2,162
[3]	Santander Drive Auto Receivables Trust Series 2021-4	1.670%	10/15/2027	150	150
[3]	Santander Drive Auto Receivables Trust Series 2022-2	3.760%	7/16/2029	1,577	1,575
[3]	Santander Drive Auto Receivables Trust Series 2022-5	4.740%	10/16/2028	399	399
[3]	Santander Drive Auto Receivables Trust Series 2022-6	4.960%	11/15/2028	369	370
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.240%	5/15/2028	297	298
[3]	Santander Drive Auto Receivables Trust Series 2023-2	5.470%	12/16/2030	875	889
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.610%	7/17/2028	1,011	1,015
[3]	Santander Drive Auto Receivables Trust Series 2023-3	5.770%	11/15/2030	1,220	1,243
[3]	Santander Drive Auto Receivables Trust Series 2023-4	5.730%	4/17/2028	490	491
[3]	Santander Drive Auto Receivables Trust Series 2023-4	5.770%	12/15/2028	1,540	1,555
[3]	Santander Drive Auto Receivables Trust Series 2023-4	6.040%	12/15/2031	3,980	4,080
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.020%	9/15/2028	1,310	1,314
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.160%	12/17/2029	2,450	2,484
[3]	Santander Drive Auto Receivables Trust Series 2023-5	6.430%	2/18/2031	4,400	4,562
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/2028	1,003	1,006
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.980%	4/16/2029	650	659
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.250%	4/17/2028	190	190
[3]	Santander Drive Auto Receivables Trust Series 2024-1	5.230%	12/15/2028	900	904
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.630%	11/15/2028	6,597	6,620
[3]	Santander Drive Auto Receivables Trust Series 2024-2	5.780%	7/16/2029	9,000	9,108
[3]	Santander Drive Auto Receivables Trust Series 2024-3	5.630%	1/16/2029	3,736	3,751
[3]	Santander Drive Auto Receivables Trust Series 2024-4	4.850%	1/16/2029	2,293	2,299
[3]	Santander Drive Auto Receivables Trust Series 2024-5	4.620%	11/15/2028	1,452	1,455
[3]	Santander Drive Auto Receivables Trust Series 2025-1	4.740%	1/16/2029	3,000	3,007
[3]	Santander Drive Auto Receivables Trust Series 2025-3	4.380%	1/15/2030	10,100	10,148
[3]	Santander Drive Auto Receivables Trust Series 2025-4	4.170%	4/15/2030	16,050	16,110
[3]	SG Commercial Mortgage Securities Trust Series 2016-C5	3.055%	10/10/2048	5,975	5,916
[3]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/2029	5,275	5,319
[3]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/2029	11,050	11,209
[3]	Synchrony Card Funding LLC Series 2024-A1	5.040%	3/15/2030	13,500	13,688
[3]	Synchrony Card Funding LLC Series 2024-A2	4.930%	7/15/2030	16,300	16,564
[3]	Synchrony Card Funding LLC Series 2025-A2	4.490%	5/15/2031	4,500	4,566
[3]	Synchrony Card Issuance Trust Series 2025-A1	4.780%	2/15/2031	4,125	4,196
[3]	Synchrony Card Issuance Trust Series 2025-A3	4.060%	11/15/2031	9,070	9,113
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/2027	236	236
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/2027	681	680
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.760%	4/15/2027	476	476
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/2027	950	952
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/2028	1,075	1,081
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/2028	1,792	1,799
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/2028	1,300	1,311
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.160%	4/17/2028	2,216	2,230
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/2029	825	838
22

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Toyota Auto Receivables Owner Trust Series 2023-D	5.490%	3/15/2029	2,650	2,724
[3]	Toyota Auto Receivables Owner Trust Series 2024-A	4.770%	4/16/2029	1,350	1,371
[3]	Toyota Auto Receivables Owner Trust Series 2024-B	5.280%	7/16/2029	8,750	8,974
[3]	Toyota Auto Receivables Owner Trust Series 2024-C	4.830%	11/15/2029	4,200	4,276
[3]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	2,000	2,025
[3]	Toyota Auto Receivables Owner Trust Series 2025-A	4.760%	5/15/2030	6,350	6,476
[3]	Toyota Auto Receivables Owner Trust Series 2025-C	4.110%	3/15/2030	5,800	5,840
[3]	Toyota Auto Receivables Owner Trust Series 2025-C	4.190%	1/15/2031	8,085	8,150
[3]	Toyota Auto Receivables Owner Trust Series 2025-D	3.840%	6/17/2030	9,880	9,891
[3]	Toyota Auto Receivables Owner Trust Series 2025-D	3.940%	2/17/2031	5,400	5,401
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.460%	6/15/2050	7,950	7,849
[3]	UBS Commercial Mortgage Trust Series 2017-C1	3.724%	6/15/2050	3,400	3,336
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.487%	8/15/2050	5,850	5,787
[3]	UBS Commercial Mortgage Trust Series 2017-C2	3.740%	8/15/2050	1,550	1,519
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.426%	8/15/2050	7,325	7,182
[3]	UBS Commercial Mortgage Trust Series 2017-C3	3.739%	8/15/2050	2,900	2,829
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.301%	10/15/2050	4,282	4,244
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.563%	10/15/2050	5,875	5,792
[3]	UBS Commercial Mortgage Trust Series 2017-C4	3.836%	10/15/2050	2,594	2,523
[3]	UBS Commercial Mortgage Trust Series 2017-C5	3.474%	11/15/2050	3,950	3,878
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	5,700	5,653
[3]	UBS Commercial Mortgage Trust Series 2017-C7	4.061%	12/15/2050	3,000	2,937
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.720%	2/15/2051	4,901	4,855
[3]	UBS Commercial Mortgage Trust Series 2018-C8	3.983%	2/15/2051	2,500	2,485
[3]	UBS Commercial Mortgage Trust Series 2018-C8	4.215%	2/15/2051	3,250	3,197
[3]	UBS Commercial Mortgage Trust Series 2018-C9	4.117%	3/15/2051	12,275	12,145
[3]	UBS Commercial Mortgage Trust Series 2018-C10	4.313%	5/15/2051	8,250	8,236
[3]	UBS Commercial Mortgage Trust Series 2018-C11	4.241%	6/15/2051	1,550	1,549
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.296%	8/15/2051	10,265	10,185
[3]	UBS Commercial Mortgage Trust Series 2018-C12	4.587%	8/15/2051	4,000	3,866
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.334%	10/15/2051	9,825	9,815
[3]	UBS Commercial Mortgage Trust Series 2018-C13	4.585%	10/15/2051	1,750	1,712
[3]	UBS Commercial Mortgage Trust Series 2018-C14	4.448%	12/15/2051	10,250	10,287
[3]	UBS Commercial Mortgage Trust Series 2018-C15	4.341%	12/15/2051	9,375	9,298
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.605%	4/15/2052	4,200	4,068
[3]	UBS Commercial Mortgage Trust Series 2019-C16	3.887%	4/15/2052	1,250	1,192
[3]	UBS Commercial Mortgage Trust Series 2019-C17	2.921%	10/15/2052	4,910	4,657
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.035%	12/15/2052	2,850	2,688
[3]	UBS Commercial Mortgage Trust Series 2019-C18	3.378%	12/15/2052	1,700	1,579
[3]	Verizon Master Trust Series 2023-1	4.490%	1/22/2029	10,700	10,702
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/2029	9,870	9,928
[3]	Verizon Master Trust Series 2023-7	5.670%	11/20/2029	2,850	2,896
[3]	Verizon Master Trust Series 2024-3	5.540%	4/22/2030	5,000	5,091
[3]	Verizon Master Trust Series 2024-4	5.210%	6/20/2029	4,500	4,527
[3]	Verizon Master Trust Series 2024-6	4.170%	8/20/2030	10,000	10,061
[3]	Verizon Master Trust Series 2024-8	4.620%	11/20/2030	1,500	1,522
[3]	Verizon Master Trust Series 2025-1	4.710%	1/21/2031	9,000	9,156
[3]	Verizon Master Trust Series 2025-3	4.510%	3/20/2030	7,000	7,056
[3]	Verizon Master Trust Series 2025-7	3.960%	8/20/2031	5,500	5,513
[3]	Volkswagen Auto Lease Trust Series 2023-A	5.810%	10/20/2026	1,080	1,081
[3]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/2028	2,660	2,665
[3]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/2027	6,500	6,535
[3]	Volkswagen Auto Lease Trust Series 2024-A	5.200%	12/20/2028	5,750	5,804
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.500%	6/20/2028	3,300	3,333
[3]	Volkswagen Auto Lease Trust Series 2025-A	4.560%	3/20/2030	750	760
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/2028	1,580	1,589
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/2030	725	734
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.480%	12/20/2028	2,644	2,676
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-2	5.570%	4/22/2030	2,200	2,253
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.630%	7/20/2029	3,000	3,037
[3]	Volkswagen Auto Loan Enhanced Trust Series 2024-1	4.670%	6/20/2031	1,150	1,172
[3]	Volkswagen Auto Loan Enhanced Trust Series 2025-2	4.050%	9/20/2032	10,660	10,679
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.652%	8/15/2049	8,875	8,782
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-BNK1	2.814%	8/15/2049	1,200	1,151
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/2059	244	243
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C33	3.426%	3/15/2059	780	778
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C34	3.096%	6/15/2049	2,900	2,885
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C36	2.807%	11/15/2059	1,899	1,883
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C37	3.794%	12/15/2049	2,900	2,888
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC24	2.942%	10/15/2049	6,529	6,473
23

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-LC25	3.640%	12/15/2059	1,020	1,011
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/2050	16,405	16,232
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.665%	7/15/2050	4,556	4,459
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.418%	9/15/2050	7,175	7,050
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.702%	9/15/2050	3,900	3,784
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/2050	3,925	3,877
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/2050	5,900	5,844
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.854%	10/15/2050	1,575	1,538
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/2050	10,150	10,009
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C42	3.330%	12/15/2050	3,077	3,036
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RB1	3.635%	3/15/2050	10,000	9,791
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-RC1	3.631%	1/15/2060	15,275	15,176
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.012%	3/15/2051	12,250	12,195
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C43	4.152%	3/15/2051	2,125	2,098
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C44	4.212%	5/15/2051	8,200	8,191
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	12,975	12,958
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/2051	10,575	10,563
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	17,050	17,147
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.302%	1/15/2052	5,175	5,186
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C49	4.023%	3/15/2052	10,675	10,615
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C50	3.729%	5/15/2052	6,075	5,931
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C51	3.311%	6/15/2052	8,750	8,346
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	2.892%	8/15/2052	1,610	1,527
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C52	3.143%	8/15/2052	3,775	3,521
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C53	3.040%	10/15/2052	8,225	7,856
[3]	Wells Fargo Commercial Mortgage Trust Series 2019-C54	3.146%	12/15/2052	4,985	4,764
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C55	2.725%	2/15/2053	8,735	8,186
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C56	2.448%	6/15/2053	1,565	1,450
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	2.092%	7/15/2053	1,990	1,786
[3]	Wells Fargo Commercial Mortgage Trust Series 2021-C59	2.626%	4/15/2054	4,650	4,204
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	5.928%	7/15/2057	6,100	6,386
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-5C1	6.520%	7/15/2057	2,500	2,621
[3]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	4,500	4,654
[3]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.203%	12/15/2058	58,000	59,662
[3]	Wells Fargo Commercial Mortgage Trust Series 2025-5C7	5.503%	12/15/2058	5,800	5,958
[3]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	14,000	14,389
[3]	WF Card Issuance Trust Series 2024-A1	4.940%	2/15/2029	9,750	9,879
[3]	WF Card Issuance Trust Series 2024-A2	4.290%	10/15/2029	5,500	5,553
[3]	WF Card Issuance Trust Series 2025-A1	4.340%	5/15/2030	9,000	9,119
[3]	WFRBS Commercial Mortgage Trust Series 2013-C14	3.488%	6/15/2046	180	176
[3]	WFRBS Commercial Mortgage Trust Series 2014-C22	4.371%	9/15/2057	1,200	1,092
[3]	WFRBS Commercial Mortgage Trust Series 2014-C23	4.210%	10/15/2057	644	624
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/2028	383	381
[3]	World Omni Auto Receivables Trust Series 2022-B	3.250%	7/15/2027	154	154
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/2028	1,300	1,298
[3]	World Omni Auto Receivables Trust Series 2022-C	3.660%	10/15/2027	376	375
[3]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/2028	1,075	1,074
[3]	World Omni Auto Receivables Trust Series 2023-A	4.830%	5/15/2028	1,655	1,658
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/2029	1,325	1,333
[3]	World Omni Auto Receivables Trust Series 2023-B	4.660%	5/15/2028	1,506	1,509
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/2029	3,450	3,479
[3]	World Omni Auto Receivables Trust Series 2023-C	5.150%	11/15/2028	1,317	1,325
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/2029	450	456
[3]	World Omni Auto Receivables Trust Series 2023-D	5.790%	2/15/2029	1,708	1,728
[3]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/2029	1,000	1,027
[3]	World Omni Auto Receivables Trust Series 2024-A	4.860%	3/15/2029	4,143	4,165
[3]	World Omni Auto Receivables Trust Series 2024-A	4.840%	10/15/2029	1,500	1,522
[3]	World Omni Auto Receivables Trust Series 2024-B	5.270%	9/17/2029	3,349	3,380
[3]	World Omni Auto Receivables Trust Series 2024-B	5.230%	7/15/2030	2,500	2,557
[3]	World Omni Auto Receivables Trust Series 2024-C	4.430%	12/17/2029	2,475	2,490
[3]	World Omni Auto Receivables Trust Series 2024-C	4.440%	5/15/2030	2,000	2,017
[3]	World Omni Auto Receivables Trust Series 2025-A	4.730%	3/15/2030	3,000	3,033
[3]	World Omni Auto Receivables Trust Series 2025-A	4.860%	11/15/2030	1,500	1,531
[3]	World Omni Auto Receivables Trust Series 2025-B	4.340%	9/16/2030	1,500	1,513
[3]	World Omni Auto Receivables Trust Series 2025-B	4.530%	8/15/2031	700	710
[3]	World Omni Auto Receivables Trust Series 2025-C	4.080%	11/15/2030	4,667	4,693
[3]	World Omni Auto Receivables Trust Series 2025-C	4.190%	11/17/2031	632	637
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.260%	10/15/2027	5,000	5,033
[3]	World Omni Automobile Lease Securitization Trust Series 2024-A	5.250%	9/17/2029	3,600	3,643
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.420%	4/17/2028	2,000	2,017
24

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	World Omni Automobile Lease Securitization Trust Series 2025-A	4.490%	5/15/2030	1,500	1,513
[3]	World Omni Select Auto Trust Series 2023-A	6.000%	1/16/2029	2,150	2,176
[3]	World Omni Select Auto Trust Series 2025-A	4.080%	8/15/2031	2,140	2,142
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $7,009,828)					6,821,624
Corporate Bonds (24.4%)
Communications (1.9%)
	Alphabet Inc.	0.800%	8/15/2027	7,403	7,085
	Alphabet Inc.	3.875%	11/15/2028	12,314	12,371
	Alphabet Inc.	1.100%	8/15/2030	53,755	47,375
	Alphabet Inc.	4.100%	11/15/2030	29,795	29,890
	Alphabet Inc.	4.375%	11/15/2032	14,970	15,014
	Alphabet Inc.	4.500%	5/15/2035	10,850	10,787
	Alphabet Inc.	4.700%	11/15/2035	19,496	19,503
	Alphabet Inc.	1.900%	8/15/2040	13,060	8,839
	Alphabet Inc.	5.350%	11/15/2045	23,900	23,745
	Alphabet Inc.	2.050%	8/15/2050	34,687	18,907
	Alphabet Inc.	5.250%	5/15/2055	17,650	16,889
	Alphabet Inc.	5.450%	11/15/2055	47,985	47,039
	Alphabet Inc.	2.250%	8/15/2060	18,000	9,212
	Alphabet Inc.	5.300%	5/15/2065	15,950	14,984
	Alphabet Inc.	5.700%	11/15/2075	20,526	20,194
	America Movil SAB de CV	3.625%	4/22/2029	9,313	9,110
	America Movil SAB de CV	2.875%	5/7/2030	6,200	5,833
	America Movil SAB de CV	4.700%	7/21/2032	7,800	7,799
	America Movil SAB de CV	5.000%	1/20/2033	6,927	7,028
	America Movil SAB de CV	6.375%	3/1/2035	8,615	9,463
	America Movil SAB de CV	6.125%	11/15/2037	2,850	3,056
	America Movil SAB de CV	6.125%	3/30/2040	23,909	25,400
	America Movil SAB de CV	4.375%	7/16/2042	10,725	9,310
	America Movil SAB de CV	4.375%	4/22/2049	22,780	19,025
	AppLovin Corp.	5.125%	12/1/2029	11,250	11,538
	AppLovin Corp.	5.375%	12/1/2031	23,250	24,081
	AppLovin Corp.	5.950%	12/1/2054	8,750	8,655
	AT&T Inc.	3.800%	2/15/2027	17,926	17,893
	AT&T Inc.	4.250%	3/1/2027	11,658	11,685
	AT&T Inc.	2.300%	6/1/2027	22,330	21,829
	AT&T Inc.	1.650%	2/1/2028	37,901	36,117
[3]	AT&T Inc.	4.100%	2/15/2028	15,722	15,740
	AT&T Inc.	4.350%	3/1/2029	14,783	14,861
[3]	AT&T Inc.	4.300%	2/15/2030	27,431	27,478
	AT&T Inc.	4.700%	8/15/2030	5,150	5,234
	AT&T Inc.	2.250%	2/1/2032	2,824	2,479
	AT&T Inc.	4.550%	11/1/2032	13,600	13,511
	AT&T Inc.	2.550%	12/1/2033	44,171	37,701
	AT&T Inc.	5.400%	2/15/2034	9,500	9,848
	AT&T Inc.	4.500%	5/15/2035	29,868	28,681
	AT&T Inc.	5.375%	8/15/2035	5,950	6,093
	AT&T Inc.	4.900%	11/1/2035	57,550	56,829
	AT&T Inc.	5.250%	3/1/2037	11,000	11,130
	AT&T Inc.	4.900%	8/15/2037	15,625	15,183
	AT&T Inc.	4.850%	3/1/2039	19,600	18,630
	AT&T Inc.	3.500%	6/1/2041	55,097	43,236
	AT&T Inc.	4.300%	12/15/2042	16,890	14,236
	AT&T Inc.	4.350%	6/15/2045	15,749	12,979
	AT&T Inc.	5.550%	11/1/2045	17,975	17,293
	AT&T Inc.	4.750%	5/15/2046	56,750	49,123
	AT&T Inc.	4.500%	3/9/2048	20,763	17,110
	AT&T Inc.	4.550%	3/9/2049	17,065	14,113
	AT&T Inc.	5.150%	2/15/2050	5,000	4,482
	AT&T Inc.	3.650%	6/1/2051	35,445	24,897
	AT&T Inc.	3.500%	9/15/2053	109,345	73,153
	AT&T Inc.	5.700%	11/1/2054	17,725	16,982
	AT&T Inc.	3.550%	9/15/2055	78,505	52,229
	AT&T Inc.	6.050%	8/15/2056	23,400	23,499
	AT&T Inc.	3.800%	12/1/2057	64,763	44,506
	AT&T Inc.	3.650%	9/15/2059	97,013	64,004
	AT&T Inc.	3.850%	6/1/2060	13,100	8,982
	Baidu Inc.	1.625%	2/23/2027	2,033	1,982
25

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Baidu Inc.	3.625%	7/6/2027	5,375	5,351
Baidu Inc.	4.375%	3/29/2028	4,025	4,057
Baidu Inc.	4.875%	11/14/2028	4,365	4,463
Baidu Inc.	3.425%	4/7/2030	4,436	4,300
Baidu Inc.	2.375%	10/9/2030	5,000	4,612
Baidu Inc.	2.375%	8/23/2031	7,875	7,164
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	49,346	50,069
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	15,870	13,078
Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	13,529	12,863
British Telecommunications plc	5.125%	12/4/2028	4,200	4,310
British Telecommunications plc	9.625%	12/15/2030	28,483	34,765
Charter Communications Operating LLC	3.750%	2/15/2028	24,880	24,529
Charter Communications Operating LLC	4.200%	3/15/2028	12,250	12,189
Charter Communications Operating LLC	2.250%	1/15/2029	27,750	25,966
Charter Communications Operating LLC	5.050%	3/30/2029	9,442	9,555
Charter Communications Operating LLC	6.100%	6/1/2029	6,562	6,846
Charter Communications Operating LLC	2.800%	4/1/2031	16,447	14,798
Charter Communications Operating LLC	2.300%	2/1/2032	15,200	13,078
Charter Communications Operating LLC	4.400%	4/1/2033	16,305	15,379
Charter Communications Operating LLC	6.650%	2/1/2034	9,900	10,436
Charter Communications Operating LLC	6.550%	6/1/2034	27,100	28,514
Charter Communications Operating LLC	6.384%	10/23/2035	20,985	21,639
Charter Communications Operating LLC	5.850%	12/1/2035	15,000	14,978
Charter Communications Operating LLC	3.500%	6/1/2041	22,016	15,634
Charter Communications Operating LLC	3.500%	3/1/2042	26,815	18,535
Charter Communications Operating LLC	6.484%	10/23/2045	70,600	66,339
Charter Communications Operating LLC	5.375%	5/1/2047	55,344	45,497
Charter Communications Operating LLC	5.750%	4/1/2048	8,690	7,456
Charter Communications Operating LLC	5.125%	7/1/2049	20,300	15,895
Charter Communications Operating LLC	4.800%	3/1/2050	58,555	43,968
Charter Communications Operating LLC	3.700%	4/1/2051	29,250	18,395
Charter Communications Operating LLC	3.900%	6/1/2052	34,960	22,539
Charter Communications Operating LLC	5.250%	4/1/2053	18,102	14,299
Charter Communications Operating LLC	6.834%	10/23/2055	19,670	18,882
Charter Communications Operating LLC	6.700%	12/1/2055	16,199	15,531
Charter Communications Operating LLC	3.850%	4/1/2061	16,500	9,820
Charter Communications Operating LLC	4.400%	12/1/2061	17,200	11,218
Charter Communications Operating LLC	3.950%	6/30/2062	15,510	9,308
Charter Communications Operating LLC	5.500%	4/1/2063	14,575	11,488
Comcast Corp.	2.350%	1/15/2027	31,886	31,411
Comcast Corp.	3.300%	2/1/2027	19,195	19,093
Comcast Corp.	3.150%	2/15/2028	21,300	20,971
Comcast Corp.	3.550%	5/1/2028	7,027	6,967
Comcast Corp.	4.150%	10/15/2028	76,776	77,180
Comcast Corp.	4.550%	1/15/2029	10,611	10,767
Comcast Corp.	5.100%	6/1/2029	12,550	12,950
Comcast Corp.	2.650%	2/1/2030	21,500	20,273
Comcast Corp.	3.400%	4/1/2030	26,955	26,147
Comcast Corp.	4.250%	10/15/2030	16,075	16,073
Comcast Corp.	1.950%	1/15/2031	4,751	4,238
Comcast Corp.	1.500%	2/15/2031	4,061	3,530
Comcast Corp.	4.950%	5/15/2032	5,275	5,402
Comcast Corp.	4.250%	1/15/2033	35,285	34,474
Comcast Corp.	4.800%	5/15/2033	8,659	8,734
Comcast Corp.	5.300%	6/1/2034	7,055	7,269
Comcast Corp.	4.200%	8/15/2034	27,034	25,829
Comcast Corp.	5.300%	5/15/2035	11,400	11,671
Comcast Corp.	5.650%	6/15/2035	6,890	7,227
Comcast Corp.	4.400%	8/15/2035	29,017	27,731
Comcast Corp.	3.200%	7/15/2036	9,475	8,070
Comcast Corp.	6.450%	3/15/2037	8,723	9,651
Comcast Corp.	3.900%	3/1/2038	11,000	9,568
Comcast Corp.	4.600%	10/15/2038	31,065	28,931
Comcast Corp.	3.250%	11/1/2039	6,000	4,683
Comcast Corp.	3.750%	4/1/2040	20,050	16,495
Comcast Corp.	4.650%	7/15/2042	16,000	14,022
Comcast Corp.	4.600%	8/15/2045	14,092	11,959
Comcast Corp.	3.400%	7/15/2046	35,239	24,421
Comcast Corp.	4.000%	8/15/2047	12,675	9,558
Comcast Corp.	3.969%	11/1/2047	20,736	15,499
26

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Comcast Corp.	4.000%	3/1/2048	17,738	13,306
	Comcast Corp.	4.700%	10/15/2048	12,286	10,230
	Comcast Corp.	3.999%	11/1/2049	8,846	6,513
	Comcast Corp.	3.450%	2/1/2050	15,950	10,664
	Comcast Corp.	2.800%	1/15/2051	17,225	9,978
	Comcast Corp.	2.887%	11/1/2051	74,903	43,778
	Comcast Corp.	2.450%	8/15/2052	14,475	7,643
	Comcast Corp.	5.350%	5/15/2053	20,280	18,185
	Comcast Corp.	6.050%	5/15/2055	32,500	32,104
	Comcast Corp.	2.937%	11/1/2056	97,291	54,625
	Comcast Corp.	4.950%	10/15/2058	11,739	9,742
	Comcast Corp.	2.650%	8/15/2062	9,925	4,992
	Comcast Corp.	2.987%	11/1/2063	37,622	20,333
	Comcast Corp.	5.500%	5/15/2064	4,020	3,586
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	47,657	55,618
	Deutsche Telekom International Finance BV	9.250%	6/1/2032	1,000	1,244
	Electronic Arts Inc.	1.850%	2/15/2031	2,594	2,496
	Electronic Arts Inc.	2.950%	2/15/2051	6,500	6,006
	Expedia Group Inc.	4.625%	8/1/2027	18,000	18,134
	Expedia Group Inc.	3.250%	2/15/2030	10,084	9,672
	Expedia Group Inc.	2.950%	3/15/2031	6,217	5,778
	Expedia Group Inc.	5.400%	2/15/2035	14,599	14,982
	FactSet Research Systems Inc.	2.900%	3/1/2027	2,000	1,970
	FactSet Research Systems Inc.	3.450%	3/1/2032	5,500	5,113
	Fox Corp.	4.709%	1/25/2029	67,875	68,736
	Fox Corp.	3.500%	4/8/2030	11,482	11,145
	Fox Corp.	6.500%	10/13/2033	5,160	5,690
	Fox Corp.	5.476%	1/25/2039	10,500	10,529
	Fox Corp.	5.576%	1/25/2049	16,820	16,171
	Koninklijke KPN NV	8.375%	10/1/2030	5,000	5,833
	Meta Platforms Inc.	3.500%	8/15/2027	10,000	9,985
	Meta Platforms Inc.	4.600%	5/15/2028	15,800	16,092
	Meta Platforms Inc.	4.300%	8/15/2029	11,414	11,547
	Meta Platforms Inc.	4.800%	5/15/2030	4,644	4,782
	Meta Platforms Inc.	4.200%	11/15/2030	14,280	14,304
	Meta Platforms Inc.	4.550%	8/15/2031	21,404	21,779
	Meta Platforms Inc.	3.850%	8/15/2032	56,606	54,884
	Meta Platforms Inc.	4.600%	11/15/2032	29,164	29,397
	Meta Platforms Inc.	4.950%	5/15/2033	7,100	7,313
	Meta Platforms Inc.	4.750%	8/15/2034	24,649	24,839
	Meta Platforms Inc.	4.875%	11/15/2035	32,225	32,191
	Meta Platforms Inc.	5.500%	11/15/2045	54,273	52,682
	Meta Platforms Inc.	4.450%	8/15/2052	39,375	32,028
	Meta Platforms Inc.	5.600%	5/15/2053	40,000	38,276
	Meta Platforms Inc.	5.400%	8/15/2054	23,840	22,149
[3]	Meta Platforms Inc.	5.625%	11/15/2055	78,344	75,208
	Meta Platforms Inc.	4.650%	8/15/2062	15,700	12,650
	Meta Platforms Inc.	5.750%	5/15/2063	25,569	24,532
	Meta Platforms Inc.	5.550%	8/15/2064	31,713	29,413
	Meta Platforms Inc.	5.750%	11/15/2065	53,728	51,244
	NBCUniversal Media LLC	4.450%	1/15/2043	12,500	10,633
	Netflix Inc.	4.875%	4/15/2028	30,152	30,751
	Netflix Inc.	5.875%	11/15/2028	65,003	68,328
	Netflix Inc.	6.375%	5/15/2029	12,394	13,272
[8]	Netflix Inc.	5.375%	11/15/2029	6,600	6,880
[8]	Netflix Inc.	4.875%	6/15/2030	9,000	9,222
[8]	Omnicom Group Inc.	4.650%	10/1/2028	2,855	2,870
[8]	Omnicom Group Inc.	4.750%	3/30/2030	5,300	5,359
	Omnicom Group Inc.	2.450%	4/30/2030	9,663	8,933
	Omnicom Group Inc.	4.200%	6/1/2030	4,900	4,860
[8]	Omnicom Group Inc.	2.400%	3/1/2031	6,300	5,670
	Omnicom Group Inc.	2.600%	8/1/2031	8,000	7,259
	Omnicom Group Inc.	5.300%	11/1/2034	6,900	7,040
[8]	Omnicom Group Inc.	3.375%	3/1/2041	5,000	3,773
[8]	Omnicom Group Inc.	5.400%	10/1/2048	4,300	3,970
	Orange SA	9.000%	3/1/2031	23,215	27,939
	Orange SA	5.375%	1/13/2042	11,690	11,443
	Orange SA	5.500%	2/6/2044	9,815	9,664
	Paramount Global	2.900%	1/15/2027	9,448	9,292
	Paramount Global	3.375%	2/15/2028	4,150	4,033
27

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Paramount Global	3.700%	6/1/2028	12,745	12,459
Paramount Global	4.200%	6/1/2029	4,000	3,898
Paramount Global	7.875%	7/30/2030	20,000	21,611
Paramount Global	4.950%	1/15/2031	14,765	14,170
Paramount Global	4.200%	5/19/2032	14,970	13,525
Paramount Global	5.500%	5/15/2033	12,922	12,314
Paramount Global	6.875%	4/30/2036	13,936	13,749
Paramount Global	5.900%	10/15/2040	5,625	4,889
Paramount Global	4.850%	7/1/2042	12,165	8,959
Paramount Global	4.375%	3/15/2043	17,268	12,009
Paramount Global	5.850%	9/1/2043	13,692	11,244
Paramount Global	5.250%	4/1/2044	800	604
Paramount Global	4.900%	8/15/2044	10,115	7,276
Paramount Global	4.600%	1/15/2045	12,430	8,635
Paramount Global	4.950%	5/19/2050	11,774	8,283
Rogers Communications Inc.	5.000%	2/15/2029	26,180	26,680
Rogers Communications Inc.	3.800%	3/15/2032	21,100	19,887
Rogers Communications Inc.	5.300%	2/15/2034	30,285	30,516
Rogers Communications Inc.	4.500%	3/15/2042	16,100	13,740
Rogers Communications Inc.	4.550%	3/15/2052	37,050	29,526
Sprint Capital Corp.	6.875%	11/15/2028	23,417	25,134
Sprint Capital Corp.	8.750%	3/15/2032	28,635	34,641
Take-Two Interactive Software Inc.	4.950%	3/28/2028	7,300	7,438
Telefonica Emisiones SA	4.103%	3/8/2027	15,575	15,571
Telefonica Emisiones SA	7.045%	6/20/2036	15,000	16,747
Telefonica Emisiones SA	4.665%	3/6/2038	12,770	11,638
Telefonica Emisiones SA	5.213%	3/8/2047	20,737	18,309
Telefonica Emisiones SA	4.895%	3/6/2048	13,753	11,554
Telefonica Emisiones SA	5.520%	3/1/2049	14,095	12,823
Telefonica Europe BV	8.250%	9/15/2030	8,362	9,603
TELUS Corp.	2.800%	2/16/2027	8,525	8,400
TELUS Corp.	3.400%	5/13/2032	10,700	9,868
TELUS Corp.	4.600%	11/16/2048	5,000	4,246
TELUS Corp.	4.300%	6/15/2049	2,995	2,376
Tencent Music Entertainment Group	2.000%	9/3/2030	5,630	5,083
Time Warner Cable Enterprises LLC	8.375%	7/15/2033	2,964	3,421
Time Warner Cable LLC	6.550%	5/1/2037	25,905	26,409
Time Warner Cable LLC	6.750%	6/15/2039	14,979	15,138
Time Warner Cable LLC	5.875%	11/15/2040	5,510	5,097
Time Warner Cable LLC	5.500%	9/1/2041	3,000	2,629
Time Warner Cable LLC	4.500%	9/15/2042	13,586	10,445
T-Mobile USA Inc.	3.750%	4/15/2027	53,247	53,078
T-Mobile USA Inc.	4.750%	2/1/2028	12,640	12,647
T-Mobile USA Inc.	2.050%	2/15/2028	23,429	22,501
T-Mobile USA Inc.	4.950%	3/15/2028	7,665	7,809
T-Mobile USA Inc.	4.800%	7/15/2028	47,100	47,934
T-Mobile USA Inc.	4.850%	1/15/2029	5,473	5,590
T-Mobile USA Inc.	2.625%	2/15/2029	7,655	7,314
T-Mobile USA Inc.	2.400%	3/15/2029	7,663	7,257
T-Mobile USA Inc.	3.375%	4/15/2029	12,145	11,842
T-Mobile USA Inc.	3.875%	4/15/2030	147,772	145,229
T-Mobile USA Inc.	2.550%	2/15/2031	27,780	25,372
T-Mobile USA Inc.	2.875%	2/15/2031	8,248	7,663
T-Mobile USA Inc.	3.500%	4/15/2031	26,235	25,112
T-Mobile USA Inc.	2.250%	11/15/2031	10,000	8,862
T-Mobile USA Inc.	2.700%	3/15/2032	10,446	9,391
T-Mobile USA Inc.	4.625%	1/15/2033	480	477
T-Mobile USA Inc.	5.200%	1/15/2033	39,624	40,895
T-Mobile USA Inc.	5.050%	7/15/2033	57,970	59,133
T-Mobile USA Inc.	5.150%	4/15/2034	11,311	11,563
T-Mobile USA Inc.	4.950%	11/15/2035	9,729	9,675
T-Mobile USA Inc.	4.375%	4/15/2040	32,252	28,907
T-Mobile USA Inc.	3.000%	2/15/2041	7,944	5,911
T-Mobile USA Inc.	4.500%	4/15/2050	41,335	34,018
T-Mobile USA Inc.	3.300%	2/15/2051	42,337	28,256
T-Mobile USA Inc.	3.400%	10/15/2052	34,567	23,217
T-Mobile USA Inc.	5.650%	1/15/2053	13,235	12,793
T-Mobile USA Inc.	5.750%	1/15/2054	23,263	22,797
T-Mobile USA Inc.	5.250%	6/15/2055	12,500	11,378
T-Mobile USA Inc.	5.875%	11/15/2055	6,507	6,487
28

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	T-Mobile USA Inc.	5.700%	1/15/2056	47,776	46,533
	T-Mobile USA Inc.	3.600%	11/15/2060	22,833	15,151
	T-Mobile USA Inc.	5.800%	9/15/2062	1,555	1,529
[3]	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	8,195	6,629
	Uber Technologies Inc.	4.300%	1/15/2030	40,150	40,377
	Uber Technologies Inc.	4.150%	1/15/2031	21,818	21,714
	Uber Technologies Inc.	4.800%	9/15/2034	15,343	15,308
	Uber Technologies Inc.	4.800%	9/15/2035	10,657	10,575
	Uber Technologies Inc.	5.350%	9/15/2054	8,225	7,807
	VeriSign Inc.	2.700%	6/15/2031	6,000	5,463
	VeriSign Inc.	5.250%	6/1/2032	8,584	8,823
	Verizon Communications Inc.	4.125%	3/16/2027	51,247	51,380
	Verizon Communications Inc.	2.100%	3/22/2028	16,246	15,602
	Verizon Communications Inc.	4.329%	9/21/2028	1,673	1,687
	Verizon Communications Inc.	4.016%	12/3/2029	41,471	41,146
	Verizon Communications Inc.	3.150%	3/22/2030	13,795	13,209
	Verizon Communications Inc.	1.500%	9/18/2030	7,500	6,610
	Verizon Communications Inc.	1.680%	10/30/2030	16,168	14,336
	Verizon Communications Inc.	1.750%	1/20/2031	22,075	19,419
	Verizon Communications Inc.	2.550%	3/21/2031	45,000	41,091
	Verizon Communications Inc.	2.355%	3/15/2032	48,254	42,523
	Verizon Communications Inc.	4.750%	1/15/2033	12,839	12,827
	Verizon Communications Inc.	5.050%	5/9/2033	10,611	10,871
	Verizon Communications Inc.	4.500%	8/10/2033	30,833	30,326
	Verizon Communications Inc.	4.400%	11/1/2034	44,787	43,212
	Verizon Communications Inc.	4.780%	2/15/2035	36,200	35,637
	Verizon Communications Inc.	5.250%	4/2/2035	25,512	25,944
	Verizon Communications Inc.	4.272%	1/15/2036	14,971	14,030
	Verizon Communications Inc.	5.000%	1/15/2036	60,356	59,823
	Verizon Communications Inc.	5.250%	3/16/2037	12,739	12,821
[8]	Verizon Communications Inc.	5.401%	7/2/2037	34,594	34,960
	Verizon Communications Inc.	4.812%	3/15/2039	13,216	12,540
	Verizon Communications Inc.	2.650%	11/20/2040	123,868	88,430
	Verizon Communications Inc.	3.400%	3/22/2041	41,753	32,655
	Verizon Communications Inc.	2.850%	9/3/2041	10,600	7,627
	Verizon Communications Inc.	4.750%	11/1/2041	6,200	5,651
	Verizon Communications Inc.	3.850%	11/1/2042	5,000	4,007
	Verizon Communications Inc.	5.750%	11/30/2045	30,593	30,369
	Verizon Communications Inc.	4.862%	8/21/2046	24,004	21,343
	Verizon Communications Inc.	4.522%	9/15/2048	17,555	14,657
	Verizon Communications Inc.	4.000%	3/22/2050	13,350	10,156
	Verizon Communications Inc.	3.550%	3/22/2051	14,000	9,942
	Verizon Communications Inc.	3.875%	3/1/2052	1,500	1,111
	Verizon Communications Inc.	4.672%	3/15/2055	16,074	13,302
	Verizon Communications Inc.	5.875%	11/30/2055	79,807	78,781
	Verizon Communications Inc.	2.987%	10/30/2056	51,505	30,600
	Verizon Communications Inc.	3.000%	11/20/2060	21,000	12,222
	Verizon Communications Inc.	3.700%	3/22/2061	760	513
	Verizon Communications Inc.	6.000%	11/30/2065	34,523	34,057
	Vodafone Group plc	6.150%	2/27/2037	3,770	4,096
	Vodafone Group plc	5.250%	5/30/2048	15,833	14,602
	Vodafone Group plc	4.875%	6/19/2049	30,249	26,296
	Vodafone Group plc	4.250%	9/17/2050	18,315	14,314
	Vodafone Group plc	5.625%	2/10/2053	22,910	21,891
	Vodafone Group plc	5.750%	2/10/2063	5,000	4,747
	Vodafone Group plc	5.875%	6/28/2064	12,810	12,387
	Walt Disney Co.	3.700%	3/23/2027	12,000	11,991
	Walt Disney Co.	2.200%	1/13/2028	7,400	7,182
	Walt Disney Co.	2.000%	9/1/2029	36,267	33,908
	Walt Disney Co.	3.800%	3/22/2030	3,785	3,751
	Walt Disney Co.	2.650%	1/13/2031	16,038	14,999
	Walt Disney Co.	6.550%	3/15/2033	7,415	8,374
	Walt Disney Co.	6.400%	12/15/2035	38,947	44,003
	Walt Disney Co.	6.150%	3/1/2037	14,458	15,938
	Walt Disney Co.	4.625%	3/23/2040	7,010	6,712
	Walt Disney Co.	3.500%	5/13/2040	37,508	31,404
	Walt Disney Co.	5.400%	10/1/2043	6,633	6,622
	Walt Disney Co.	4.750%	9/15/2044	20,211	18,416
	Walt Disney Co.	4.750%	11/15/2046	11,268	10,169
	Walt Disney Co.	2.750%	9/1/2049	23,900	15,143
29

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walt Disney Co.	3.600%	1/13/2051	30,000	22,282
	Walt Disney Co.	3.800%	5/13/2060	13,033	9,521
	Weibo Corp.	3.375%	7/8/2030	8,565	8,118
					6,501,523
Consumer Discretionary (1.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	26,135	25,897
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	11,700	12,048
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	16,378	14,849
	Alibaba Group Holding Ltd.	4.500%	11/28/2034	7,710	7,604
	Alibaba Group Holding Ltd.	5.250%	5/26/2035	12,800	13,317
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	5,760	5,288
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	5,750	4,208
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	19,225	15,974
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	18,144	12,320
	Alibaba Group Holding Ltd.	5.625%	11/26/2054	5,875	5,931
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	11,575	9,588
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	12,254	7,916
	Amazon.com Inc.	3.300%	4/13/2027	27,085	26,972
	Amazon.com Inc.	1.200%	6/3/2027	24,193	23,386
	Amazon.com Inc.	3.150%	8/22/2027	39,805	39,520
	Amazon.com Inc.	4.550%	12/1/2027	11,078	11,267
	Amazon.com Inc.	1.650%	5/12/2028	19,000	18,135
	Amazon.com Inc.	3.900%	11/20/2028	45,633	45,771
	Amazon.com Inc.	3.450%	4/13/2029	25,000	24,698
	Amazon.com Inc.	4.650%	12/1/2029	17,501	17,963
	Amazon.com Inc.	1.500%	6/3/2030	9,030	8,136
	Amazon.com Inc.	4.100%	11/20/2030	48,260	48,304
	Amazon.com Inc.	2.100%	5/12/2031	52,770	47,655
	Amazon.com Inc.	3.600%	4/13/2032	30,885	29,945
	Amazon.com Inc.	4.700%	12/1/2032	16,740	17,201
	Amazon.com Inc.	4.350%	3/20/2033	40,296	40,166
	Amazon.com Inc.	4.650%	11/20/2035	36,303	36,131
	Amazon.com Inc.	3.875%	8/22/2037	58,621	53,711
	Amazon.com Inc.	2.875%	5/12/2041	46,080	34,911
	Amazon.com Inc.	4.950%	12/5/2044	19,336	18,582
	Amazon.com Inc.	4.050%	8/22/2047	34,630	28,412
	Amazon.com Inc.	2.500%	6/3/2050	29,200	17,469
	Amazon.com Inc.	3.100%	5/12/2051	26,230	17,579
	Amazon.com Inc.	3.950%	4/13/2052	8,908	6,952
	Amazon.com Inc.	5.450%	11/20/2055	45,150	44,055
	Amazon.com Inc.	4.250%	8/22/2057	27,425	21,989
	Amazon.com Inc.	2.700%	6/3/2060	19,550	11,070
	Amazon.com Inc.	3.250%	5/12/2061	26,030	16,616
	Amazon.com Inc.	4.100%	4/13/2062	25,421	19,487
	Amazon.com Inc.	5.550%	11/20/2065	41,350	40,053
[3]	American Honda Finance Corp.	2.350%	1/8/2027	4,300	4,232
	American Honda Finance Corp.	4.900%	3/12/2027	18,000	18,197
	American Honda Finance Corp.	4.550%	7/9/2027	8,600	8,683
[3]	American Honda Finance Corp.	4.900%	7/9/2027	5,650	5,729
[3]	American Honda Finance Corp.	4.450%	10/22/2027	11,200	11,300
	American Honda Finance Corp.	4.550%	3/3/2028	8,381	8,469
[3]	American Honda Finance Corp.	2.000%	3/24/2028	7,000	6,706
[3]	American Honda Finance Corp.	5.125%	7/7/2028	12,938	13,267
	American Honda Finance Corp.	4.250%	9/1/2028	19,425	19,533
	American Honda Finance Corp.	5.650%	11/15/2028	7,265	7,577
[3]	American Honda Finance Corp.	2.250%	1/12/2029	2,650	2,508
[3]	American Honda Finance Corp.	4.400%	9/5/2029	9,850	9,947
	American Honda Finance Corp.	4.800%	3/5/2030	13,541	13,821
	American Honda Finance Corp.	4.600%	4/17/2030	24,900	25,156
[3]	American Honda Finance Corp.	4.500%	9/4/2030	23,275	23,349
[3]	American Honda Finance Corp.	1.800%	1/13/2031	11,400	10,053
[3]	American Honda Finance Corp.	5.050%	7/10/2031	7,200	7,390
[3]	American Honda Finance Corp.	4.850%	10/23/2031	5,100	5,193
	American Honda Finance Corp.	5.150%	7/9/2032	3,600	3,697
[3]	American Honda Finance Corp.	4.900%	1/10/2034	15,667	15,733
	American Honda Finance Corp.	5.200%	3/5/2035	8,851	8,969
[3]	American University	3.672%	4/1/2049	4,830	3,654
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	1,825	1,484
	Aptiv Swiss Holdings Ltd.	5.400%	3/15/2049	3,890	3,575
30

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	20,580	13,209
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/2054	14,900	14,358
	AutoNation Inc.	3.800%	11/15/2027	6,075	6,031
	AutoNation Inc.	4.450%	1/15/2029	8,275	8,298
	AutoNation Inc.	4.750%	6/1/2030	2,553	2,577
	AutoNation Inc.	2.400%	8/1/2031	5,868	5,184
	AutoNation Inc.	3.850%	3/1/2032	3,200	3,009
	AutoNation Inc.	5.890%	3/15/2035	4,265	4,417
	AutoZone Inc.	3.750%	6/1/2027	9,263	9,228
	AutoZone Inc.	4.500%	2/1/2028	6,366	6,425
	AutoZone Inc.	6.250%	11/1/2028	18,790	19,856
	AutoZone Inc.	3.750%	4/18/2029	15,945	15,709
	AutoZone Inc.	5.100%	7/15/2029	9,540	9,814
	AutoZone Inc.	4.000%	4/15/2030	18,664	18,433
	AutoZone Inc.	5.125%	6/15/2030	4,700	4,850
	AutoZone Inc.	1.650%	1/15/2031	10,138	8,882
	AutoZone Inc.	4.750%	8/1/2032	9,000	9,077
	AutoZone Inc.	4.750%	2/1/2033	2,500	2,505
	AutoZone Inc.	5.200%	8/1/2033	4,000	4,100
	AutoZone Inc.	6.550%	11/1/2033	5,275	5,862
	AutoZone Inc.	5.400%	7/15/2034	5,000	5,170
	Best Buy Co. Inc.	4.450%	10/1/2028	16,000	16,147
	Block Financial LLC	2.500%	7/15/2028	2,000	1,908
	Block Financial LLC	3.875%	8/15/2030	12,787	12,311
	Block Financial LLC	5.375%	9/15/2032	6,572	6,614
	BorgWarner Inc.	5.400%	8/15/2034	2,000	2,063
	BorgWarner Inc.	4.375%	3/15/2045	12,489	10,447
[3]	Brown University	2.924%	9/1/2050	20,835	13,696
	Brunswick Corp.	5.850%	3/18/2029	3,000	3,107
	Brunswick Corp.	2.400%	8/18/2031	9,580	8,385
	Brunswick Corp.	5.100%	4/1/2052	428	334
[3]	California Endowment	2.498%	4/1/2051	3,776	2,229
	California Institute of Technology	4.321%	8/1/2045	1,606	1,403
	California Institute of Technology	4.700%	11/1/2111	5,575	4,512
	California Institute of Technology	3.650%	9/1/2119	5,204	3,305
[3]	Case Western Reserve University	5.405%	6/1/2122	3,775	3,427
	Choice Hotels International Inc.	3.700%	12/1/2029	3,000	2,917
	Choice Hotels International Inc.	3.700%	1/15/2031	16,562	15,766
	Choice Hotels International Inc.	5.850%	8/1/2034	16,086	16,403
	Claremont Mckenna College	3.775%	1/1/2122	3,475	2,259
	Cornell University	4.835%	6/15/2034	5,950	6,049
	Darden Restaurants Inc.	3.850%	5/1/2027	4,275	4,265
	Darden Restaurants Inc.	4.350%	10/15/2027	3,809	3,829
	Darden Restaurants Inc.	4.550%	10/15/2029	4,600	4,642
	Darden Restaurants Inc.	4.550%	2/15/2048	3,850	3,147
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	11,347	8,282
	DR Horton Inc.	1.400%	10/15/2027	2,000	1,914
	DR Horton Inc.	4.850%	10/15/2030	16,750	17,102
	DR Horton Inc.	5.000%	10/15/2034	8,126	8,217
	DR Horton Inc.	5.500%	10/15/2035	10,423	10,844
[3]	Duke University	2.682%	10/1/2044	5,500	4,008
[3]	Duke University	2.757%	10/1/2050	3,575	2,287
[3]	Duke University	2.832%	10/1/2055	10,675	6,697
	eBay Inc.	3.600%	6/5/2027	10,250	10,201
	eBay Inc.	4.250%	3/6/2029	7,342	7,367
	eBay Inc.	2.700%	3/11/2030	23,965	22,518
	eBay Inc.	2.600%	5/10/2031	7,900	7,214
	eBay Inc.	6.300%	11/22/2032	5,000	5,462
	eBay Inc.	5.125%	11/6/2035	13,400	13,407
	eBay Inc.	4.000%	7/15/2042	7,336	6,074
	eBay Inc.	3.650%	5/10/2051	10,325	7,550
[3]	Emory University	2.143%	9/1/2030	6,300	5,767
[3]	Emory University	2.969%	9/1/2050	4,300	2,840
	Ferguson Enterprises Inc.	4.350%	3/15/2031	4,055	4,040
	Ferguson Enterprises Inc.	5.000%	10/3/2034	8,700	8,774
[3]	Ford Foundation	2.415%	6/1/2050	2,745	1,654
[3]	Ford Foundation	2.815%	6/1/2070	8,638	4,902
	Ford Motor Co.	4.346%	12/8/2026	10,440	10,433
	Ford Motor Co.	9.625%	4/22/2030	1,800	2,086
	Ford Motor Co.	3.250%	2/12/2032	23,765	20,957
31

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Ford Motor Co.	4.750%	1/15/2043	59,763	47,216
Ford Motor Co.	7.400%	11/1/2046	1,450	1,563
Ford Motor Credit Co. LLC	4.271%	1/9/2027	14,148	14,080
Ford Motor Credit Co. LLC	5.800%	3/5/2027	4,097	4,148
Ford Motor Credit Co. LLC	5.850%	5/17/2027	14,375	14,593
Ford Motor Credit Co. LLC	4.950%	5/28/2027	15,331	15,383
Ford Motor Credit Co. LLC	4.125%	8/17/2027	11,241	11,162
Ford Motor Credit Co. LLC	3.815%	11/2/2027	8,161	8,038
Ford Motor Credit Co. LLC	7.350%	11/4/2027	5,561	5,805
Ford Motor Credit Co. LLC	2.900%	2/16/2028	11,375	10,949
Ford Motor Credit Co. LLC	6.800%	5/12/2028	16,321	17,029
Ford Motor Credit Co. LLC	6.798%	11/7/2028	32,071	33,623
Ford Motor Credit Co. LLC	2.900%	2/10/2029	7,465	7,012
Ford Motor Credit Co. LLC	5.800%	3/8/2029	3,159	3,228
Ford Motor Credit Co. LLC	5.113%	5/3/2029	12,423	12,447
Ford Motor Credit Co. LLC	5.303%	9/6/2029	11,131	11,200
Ford Motor Credit Co. LLC	5.875%	11/7/2029	24,100	24,733
Ford Motor Credit Co. LLC	7.200%	6/10/2030	12,847	13,754
Ford Motor Credit Co. LLC	5.730%	9/5/2030	24,575	24,962
Ford Motor Credit Co. LLC	4.000%	11/13/2030	19,299	18,198
Ford Motor Credit Co. LLC	6.050%	3/5/2031	4,582	4,704
Ford Motor Credit Co. LLC	3.625%	6/17/2031	4,585	4,199
Ford Motor Credit Co. LLC	6.054%	11/5/2031	35,128	35,967
Ford Motor Credit Co. LLC	6.532%	3/19/2032	8,805	9,203
Ford Motor Credit Co. LLC	7.122%	11/7/2033	20,184	21,681
Ford Motor Credit Co. LLC	6.500%	2/7/2035	1,806	1,870
Ford Motor Credit Co. LLC	5.869%	10/31/2035	3,500	3,457
Fortune Brands Innovations Inc.	3.250%	9/15/2029	5,802	5,578
Fortune Brands Innovations Inc.	4.000%	3/25/2032	2,250	2,157
Fortune Brands Innovations Inc.	5.875%	6/1/2033	11,390	12,042
Fortune Brands Innovations Inc.	4.500%	3/25/2052	4,750	3,823
General Motors Co.	4.200%	10/1/2027	8,041	8,051
General Motors Co.	6.800%	10/1/2027	8,603	8,953
General Motors Co.	5.350%	4/15/2028	18,494	18,950
General Motors Co.	5.000%	10/1/2028	19,371	19,721
General Motors Co.	5.400%	10/15/2029	1,705	1,766
General Motors Co.	5.625%	4/15/2030	18,850	19,634
General Motors Co.	5.000%	4/1/2035	21,254	20,854
General Motors Co.	6.250%	4/15/2035	10,880	11,535
General Motors Co.	6.600%	4/1/2036	6,436	7,001
General Motors Co.	5.150%	4/1/2038	14,579	14,012
General Motors Co.	6.250%	10/2/2043	48,441	49,099
General Motors Co.	5.200%	4/1/2045	5,782	5,189
General Motors Co.	6.750%	4/1/2046	13,747	14,693
General Motors Co.	5.400%	4/1/2048	8,275	7,511
General Motors Co.	5.950%	4/1/2049	3,093	3,000
General Motors Financial Co. Inc.	4.350%	1/17/2027	18,050	18,084
General Motors Financial Co. Inc.	5.000%	4/9/2027	13,933	14,082
General Motors Financial Co. Inc.	5.400%	5/8/2027	22,500	22,873
General Motors Financial Co. Inc.	5.000%	7/15/2027	3,065	3,105
General Motors Financial Co. Inc.	5.350%	7/15/2027	9,125	9,287
General Motors Financial Co. Inc.	2.700%	8/20/2027	22,833	22,322
General Motors Financial Co. Inc.	3.850%	1/5/2028	7,207	7,169
General Motors Financial Co. Inc.	6.000%	1/9/2028	1,140	1,178
General Motors Financial Co. Inc.	5.050%	4/4/2028	14,605	14,870
General Motors Financial Co. Inc.	2.400%	4/10/2028	19,000	18,292
General Motors Financial Co. Inc.	5.800%	6/23/2028	4,392	4,550
General Motors Financial Co. Inc.	4.200%	10/27/2028	1,287	1,289
General Motors Financial Co. Inc.	5.800%	1/7/2029	25,000	26,068
General Motors Financial Co. Inc.	5.650%	1/17/2029	3,731	3,864
General Motors Financial Co. Inc.	4.300%	4/6/2029	16,130	16,097
General Motors Financial Co. Inc.	5.550%	7/15/2029	40,750	42,242
General Motors Financial Co. Inc.	4.900%	10/6/2029	29,077	29,538
General Motors Financial Co. Inc.	5.350%	1/7/2030	23,145	23,896
General Motors Financial Co. Inc.	5.850%	4/6/2030	23,242	24,421
General Motors Financial Co. Inc.	3.600%	6/21/2030	8,300	7,996
General Motors Financial Co. Inc.	2.350%	1/8/2031	14,833	13,329
General Motors Financial Co. Inc.	5.750%	2/8/2031	8,519	8,960
General Motors Financial Co. Inc.	2.700%	6/10/2031	29,885	27,061
General Motors Financial Co. Inc.	5.600%	6/18/2031	10,800	11,253
32

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	3.100%	1/12/2032	6,715	6,121
	General Motors Financial Co. Inc.	5.625%	4/4/2032	2,295	2,389
	General Motors Financial Co. Inc.	6.100%	1/7/2034	16,545	17,526
	General Motors Financial Co. Inc.	5.950%	4/4/2034	5,739	6,010
	General Motors Financial Co. Inc.	5.450%	9/6/2034	6,934	7,035
	General Motors Financial Co. Inc.	5.900%	1/7/2035	19,529	20,332
	General Motors Financial Co. Inc.	6.150%	7/15/2035	37,710	39,756
	Genuine Parts Co.	6.500%	11/1/2028	6,781	7,167
	Genuine Parts Co.	4.950%	8/15/2029	18,471	18,779
	Genuine Parts Co.	1.875%	11/1/2030	16,210	14,236
	Genuine Parts Co.	2.750%	2/1/2032	3,645	3,224
	Genuine Parts Co.	6.875%	11/1/2033	5,500	6,114
[3]	George Washington University	4.300%	9/15/2044	3,944	3,356
	George Washington University	4.868%	9/15/2045	1,742	1,594
[3]	George Washington University	4.126%	9/15/2048	11,456	9,333
[3]	Georgetown University	4.315%	4/1/2049	4,837	4,005
[3]	Georgetown University	2.943%	4/1/2050	8,380	5,390
	Georgetown University	5.115%	4/1/2053	1,500	1,388
[3]	Georgetown University	5.215%	10/1/2118	2,694	2,362
	Harley-Davidson Inc.	4.625%	7/28/2045	7,485	6,024
	Hasbro Inc.	3.900%	11/19/2029	8,870	8,719
	Hasbro Inc.	6.050%	5/14/2034	5,975	6,340
	Hasbro Inc.	6.350%	3/15/2040	4,625	4,853
	Hasbro Inc.	5.100%	5/15/2044	5,413	4,829
	Home Depot Inc.	2.500%	4/15/2027	24,813	24,431
	Home Depot Inc.	2.800%	9/14/2027	5,480	5,396
	Home Depot Inc.	0.900%	3/15/2028	5,000	4,713
	Home Depot Inc.	1.500%	9/15/2028	4,000	3,773
	Home Depot Inc.	3.750%	9/15/2028	7,053	7,055
	Home Depot Inc.	2.950%	6/15/2029	27,595	26,707
	Home Depot Inc.	4.750%	6/25/2029	15,100	15,486
	Home Depot Inc.	2.700%	4/15/2030	36,495	34,520
	Home Depot Inc.	3.950%	9/15/2030	6,181	6,161
	Home Depot Inc.	1.375%	3/15/2031	8,200	7,121
	Home Depot Inc.	4.850%	6/25/2031	3,200	3,308
	Home Depot Inc.	1.875%	9/15/2031	15,900	13,999
	Home Depot Inc.	3.250%	4/15/2032	39,279	36,973
	Home Depot Inc.	4.500%	9/15/2032	10,000	10,123
	Home Depot Inc.	4.950%	6/25/2034	20,478	20,933
	Home Depot Inc.	4.650%	9/15/2035	10,288	10,193
	Home Depot Inc.	5.875%	12/16/2036	71,353	77,207
	Home Depot Inc.	3.300%	4/15/2040	13,864	11,337
	Home Depot Inc.	4.200%	4/1/2043	8,212	7,115
	Home Depot Inc.	4.400%	3/15/2045	11,095	9,635
	Home Depot Inc.	4.250%	4/1/2046	16,280	13,772
	Home Depot Inc.	3.900%	6/15/2047	26,741	21,257
	Home Depot Inc.	4.500%	12/6/2048	15,173	13,091
	Home Depot Inc.	3.125%	12/15/2049	33,120	22,545
	Home Depot Inc.	3.350%	4/15/2050	28,354	19,998
	Home Depot Inc.	2.375%	3/15/2051	9,550	5,470
	Home Depot Inc.	2.750%	9/15/2051	4,130	2,552
	Home Depot Inc.	3.625%	4/15/2052	29,688	21,659
	Home Depot Inc.	4.950%	9/15/2052	6,697	6,125
	Home Depot Inc.	5.300%	6/25/2054	9,174	8,768
	Honda Motor Co. Ltd.	4.436%	7/8/2028	19,100	19,267
	Honda Motor Co. Ltd.	4.688%	7/8/2030	23,200	23,469
	Honda Motor Co. Ltd.	2.967%	3/10/2032	12,000	10,961
	Honda Motor Co. Ltd.	5.337%	7/8/2035	19,450	19,860
[3]	Howard University	5.209%	10/1/2052	3,100	2,644
	Hyatt Hotels Corp.	5.750%	1/30/2027	4,000	4,062
	Hyatt Hotels Corp.	5.050%	3/30/2028	3,525	3,590
	Hyatt Hotels Corp.	4.375%	9/15/2028	12,805	12,839
	Hyatt Hotels Corp.	5.250%	6/30/2029	5,625	5,791
	Hyatt Hotels Corp.	5.750%	4/23/2030	10,720	11,206
	Hyatt Hotels Corp.	5.375%	12/15/2031	8,750	9,007
	Hyatt Hotels Corp.	5.750%	3/30/2032	631	661
	Hyatt Hotels Corp.	5.500%	6/30/2034	5,800	5,985
	Hyatt Hotels Corp.	5.400%	12/15/2035	6,250	6,270
	JD.com Inc.	3.375%	1/14/2030	8,025	7,802
	JD.com Inc.	4.125%	1/14/2050	3,250	2,653
33

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Johns Hopkins University	4.705%	7/1/2032	7,000	7,113
[3]	Johns Hopkins University	4.083%	7/1/2053	5,300	4,261
[3]	Johns Hopkins University	2.813%	1/1/2060	325	191
	Las Vegas Sands Corp.	5.900%	6/1/2027	12,868	13,114
	Las Vegas Sands Corp.	3.900%	8/8/2029	5,000	4,871
	Las Vegas Sands Corp.	6.000%	6/14/2030	5,200	5,451
	Las Vegas Sands Corp.	6.200%	8/15/2034	5,817	6,118
	Lear Corp.	3.800%	9/15/2027	626	623
	Lear Corp.	4.250%	5/15/2029	6,850	6,826
	Lear Corp.	3.500%	5/30/2030	3,800	3,650
	Lear Corp.	2.600%	1/15/2032	4,650	4,132
	Lear Corp.	5.250%	5/15/2049	11,990	10,815
	Lear Corp.	3.550%	1/15/2052	4,650	3,152
	Leggett & Platt Inc.	3.500%	11/15/2027	12,475	12,278
	Leggett & Platt Inc.	3.500%	11/15/2051	6,815	4,476
	Leland Stanford Junior University	1.289%	6/1/2027	1,075	1,040
	Leland Stanford Junior University	4.679%	3/1/2035	3,950	3,981
	Leland Stanford Junior University	3.647%	5/1/2048	11,840	9,324
	Leland Stanford Junior University	2.413%	6/1/2050	4,795	2,884
	Lennar Corp.	4.750%	11/29/2027	15,000	15,132
	Lennar Corp.	5.200%	7/30/2030	1,019	1,048
	Lowe's Cos. Inc.	3.350%	4/1/2027	5,250	5,214
	Lowe's Cos. Inc.	3.100%	5/3/2027	12,618	12,480
	Lowe's Cos. Inc.	3.950%	10/15/2027	21,749	21,769
	Lowe's Cos. Inc.	1.300%	4/15/2028	8,725	8,230
	Lowe's Cos. Inc.	1.700%	9/15/2028	18,546	17,481
	Lowe's Cos. Inc.	4.000%	10/15/2028	23,884	23,926
	Lowe's Cos. Inc.	3.650%	4/5/2029	9,753	9,627
	Lowe's Cos. Inc.	4.500%	4/15/2030	18,567	18,807
	Lowe's Cos. Inc.	1.700%	10/15/2030	10,000	8,882
	Lowe's Cos. Inc.	4.250%	3/15/2031	27,068	26,956
	Lowe's Cos. Inc.	2.625%	4/1/2031	26,500	24,310
	Lowe's Cos. Inc.	3.750%	4/1/2032	27,250	26,119
	Lowe's Cos. Inc.	4.500%	10/15/2032	31,750	31,583
	Lowe's Cos. Inc.	5.000%	4/15/2033	1,000	1,024
	Lowe's Cos. Inc.	5.150%	7/1/2033	17,825	18,406
	Lowe's Cos. Inc.	4.850%	10/15/2035	13,288	13,174
	Lowe's Cos. Inc.	5.000%	4/15/2040	6,775	6,562
	Lowe's Cos. Inc.	2.800%	9/15/2041	8,117	5,826
	Lowe's Cos. Inc.	4.650%	4/15/2042	2,500	2,260
	Lowe's Cos. Inc.	4.250%	9/15/2044	541	435
	Lowe's Cos. Inc.	3.700%	4/15/2046	4,000	3,022
	Lowe's Cos. Inc.	4.050%	5/3/2047	23,073	18,225
	Lowe's Cos. Inc.	4.550%	4/5/2049	14,620	12,198
	Lowe's Cos. Inc.	5.125%	4/15/2050	4,000	3,609
	Lowe's Cos. Inc.	3.000%	10/15/2050	15,168	9,611
	Lowe's Cos. Inc.	3.500%	4/1/2051	3,775	2,617
	Lowe's Cos. Inc.	4.250%	4/1/2052	42,608	33,531
	Lowe's Cos. Inc.	5.625%	4/15/2053	9,750	9,449
	Lowe's Cos. Inc.	5.750%	7/1/2053	8,068	7,971
	Lowe's Cos. Inc.	4.450%	4/1/2062	15,059	11,792
	Lowe's Cos. Inc.	5.800%	9/15/2062	9,809	9,590
	Magna International Inc.	5.050%	3/14/2029	8,007	8,226
	Magna International Inc.	2.450%	6/15/2030	5,000	4,642
	Magna International Inc.	5.500%	3/21/2033	5,500	5,759
	Magna International Inc.	5.875%	6/1/2035	9,448	10,009
	Marriott International Inc.	4.200%	7/15/2027	924	927
	Marriott International Inc.	5.550%	10/15/2028	11,585	12,030
[3]	Marriott International Inc.	4.650%	12/1/2028	15,073	15,337
	Marriott International Inc.	4.900%	4/15/2029	16,000	16,362
	Marriott International Inc.	4.875%	5/15/2029	8,500	8,685
	Marriott International Inc.	4.800%	3/15/2030	6,150	6,282
[3]	Marriott International Inc.	4.625%	6/15/2030	16,100	16,342
[3]	Marriott International Inc.	2.850%	4/15/2031	21,200	19,674
	Marriott International Inc.	4.500%	10/15/2031	2,175	2,180
[3]	Marriott International Inc.	3.500%	10/15/2032	8,471	7,910
[3]	Marriott International Inc.	2.750%	10/15/2033	2,500	2,184
	Marriott International Inc.	5.300%	5/15/2034	7,000	7,222
	Marriott International Inc.	5.250%	10/15/2035	2,511	2,544
	Marriott International Inc.	5.500%	4/15/2037	6,853	7,011
34

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	3.500%	11/15/2027	8,550	8,461
	Masco Corp.	1.500%	2/15/2028	5,000	4,732
	Masco Corp.	2.000%	10/1/2030	3,175	2,837
	Masco Corp.	2.000%	2/15/2031	9,000	7,956
	Masco Corp.	4.500%	5/15/2047	3,546	3,009
	Masco Corp.	3.125%	2/15/2051	4,000	2,629
[3]	Massachusetts Institute of Technology	3.959%	7/1/2038	145	134
[3]	Massachusetts Institute of Technology	2.989%	7/1/2050	5,580	3,760
[3]	Massachusetts Institute of Technology	2.294%	7/1/2051	5,687	3,204
	Massachusetts Institute of Technology	3.067%	4/1/2052	5,300	3,551
	Massachusetts Institute of Technology	5.618%	6/1/2055	3,000	3,079
	Massachusetts Institute of Technology	5.600%	7/1/2111	15,386	15,334
	Massachusetts Institute of Technology	4.678%	7/1/2114	14,957	12,450
	Massachusetts Institute of Technology	3.885%	7/1/2116	2,265	1,571
	Mattel Inc.	5.000%	11/17/2030	1,900	1,913
	Mattel Inc.	5.450%	11/1/2041	3,596	3,380
[3]	McDonald's Corp.	3.500%	3/1/2027	8,960	8,922
[3]	McDonald's Corp.	3.500%	7/1/2027	9,000	8,954
[3]	McDonald's Corp.	3.800%	4/1/2028	11,475	11,459
	McDonald's Corp.	4.800%	8/14/2028	12,000	12,256
[3]	McDonald's Corp.	5.000%	5/17/2029	6,200	6,380
[3]	McDonald's Corp.	2.625%	9/1/2029	13,389	12,764
[3]	McDonald's Corp.	2.125%	3/1/2030	16,996	15,701
	McDonald's Corp.	4.600%	5/15/2030	4,480	4,558
[3]	McDonald's Corp.	3.600%	7/1/2030	18,716	18,362
	McDonald's Corp.	4.400%	2/12/2031	3,265	3,289
[3]	McDonald's Corp.	4.600%	9/9/2032	2,063	2,101
	McDonald's Corp.	4.950%	8/14/2033	6,430	6,630
	McDonald's Corp.	4.950%	3/3/2035	44,146	44,640
[3]	McDonald's Corp.	4.700%	12/9/2035	7,869	7,827
	McDonald's Corp.	5.000%	2/13/2036	13,636	13,755
[3]	McDonald's Corp.	6.300%	3/1/2038	8,053	8,899
[3]	McDonald's Corp.	5.700%	2/1/2039	7,793	8,165
[3]	McDonald's Corp.	4.600%	5/26/2045	13,860	12,192
[3]	McDonald's Corp.	4.875%	12/9/2045	13,000	11,830
[3]	McDonald's Corp.	4.450%	3/1/2047	11,327	9,683
[3]	McDonald's Corp.	3.625%	9/1/2049	12,175	8,942
[3]	McDonald's Corp.	4.200%	4/1/2050	11,871	9,552
[3]	McDonald's Corp.	5.150%	9/9/2052	25,560	23,708
	McDonald's Corp.	5.450%	8/14/2053	1,755	1,703
[8]	Mercedes-Benz Finance North America LLC	2.625%	3/10/2030	1,000	936
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	8,820	10,447
[8]	Mercedes-Benz Finance North America LLC	2.450%	3/2/2031	4,000	3,637
	Meritage Homes Corp.	5.650%	3/15/2035	2,531	2,585
	Mohawk Industries Inc.	5.850%	9/18/2028	4,000	4,159
	Mohawk Industries Inc.	3.625%	5/15/2030	5,625	5,455
	NIKE Inc.	2.750%	3/27/2027	5,944	5,875
	NIKE Inc.	2.850%	3/27/2030	19,749	18,838
	NIKE Inc.	3.250%	3/27/2040	7,049	5,712
	NIKE Inc.	3.625%	5/1/2043	10,000	8,033
	NIKE Inc.	3.375%	11/1/2046	8,325	6,167
	NIKE Inc.	3.375%	3/27/2050	24,940	17,851
[3]	Northeastern University	2.894%	10/1/2050	3,140	2,104
	Northwestern University	4.940%	12/1/2035	6,090	6,218
[3]	Northwestern University	4.643%	12/1/2044	9,550	9,091
[3]	Northwestern University	2.640%	12/1/2050	3,000	1,883
[3]	Northwestern University	3.662%	12/1/2057	2,100	1,528
	NVR Inc.	3.000%	5/15/2030	9,072	8,591
	O'Reilly Automotive Inc.	3.600%	9/1/2027	24,495	24,342
	O'Reilly Automotive Inc.	4.350%	6/1/2028	1,675	1,688
	O'Reilly Automotive Inc.	3.900%	6/1/2029	11,216	11,124
	O'Reilly Automotive Inc.	4.200%	4/1/2030	17,950	17,887
	O'Reilly Automotive Inc.	1.750%	3/15/2031	3,125	2,736
	O'Reilly Automotive Inc.	4.700%	6/15/2032	9,000	9,079
	O'Reilly Automotive Inc.	5.000%	8/19/2034	7,589	7,642
	Owens Corning	5.500%	6/15/2027	2,500	2,552
	Owens Corning	3.950%	8/15/2029	4,100	4,063
	Owens Corning	3.875%	6/1/2030	4,275	4,197
	Owens Corning	5.700%	6/15/2034	9,255	9,718
	Owens Corning	7.000%	12/1/2036	1,787	2,026
35

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Owens Corning	4.300%	7/15/2047	8,075	6,563
	Owens Corning	4.400%	1/30/2048	4,100	3,355
	Owens Corning	5.950%	6/15/2054	10,200	10,333
	Polaris Inc.	5.600%	3/1/2031	5,156	5,210
	President & Fellows of Harvard College	4.887%	3/15/2030	6,538	6,749
[3]	President & Fellows of Harvard College	4.609%	2/15/2035	12,700	12,817
	President & Fellows of Harvard College	4.875%	10/15/2040	3,680	3,631
	President & Fellows of Harvard College	3.150%	7/15/2046	6,300	4,567
	President & Fellows of Harvard College	2.517%	10/15/2050	6,565	3,993
	President & Fellows of Harvard College	3.745%	11/15/2052	5,300	4,034
	President & Fellows of Harvard College	3.300%	7/15/2056	10,780	7,397
	PulteGroup Inc.	5.000%	1/15/2027	6,780	6,828
	PulteGroup Inc.	6.375%	5/15/2033	9,090	9,971
	PulteGroup Inc.	6.000%	2/15/2035	2,000	2,149
	PVH Corp.	5.500%	6/13/2030	15,575	15,836
	Ralph Lauren Corp.	2.950%	6/15/2030	8,000	7,600
	Ralph Lauren Corp.	5.000%	6/15/2032	14,650	15,056
[3]	Rockefeller Foundation	2.492%	10/1/2050	10,100	6,100
	Rollins Inc.	5.250%	2/24/2035	2,707	2,763
	Ross Stores Inc.	1.875%	4/15/2031	10,000	8,805
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	3,823	4,037
	Royal Caribbean Cruises Ltd.	3.700%	3/15/2028	11,412	11,279
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	21,629	21,717
	Sands China Ltd.	2.300%	3/8/2027	7,600	7,409
	Sands China Ltd.	5.400%	8/8/2028	21,200	21,583
	Sands China Ltd.	2.850%	3/8/2029	7,100	6,719
	Sands China Ltd.	4.375%	6/18/2030	7,600	7,486
	Sands China Ltd.	3.250%	8/8/2031	6,525	6,007
	Sekisui House US Inc.	3.850%	1/15/2030	9,000	8,660
	Sekisui House US Inc.	2.500%	1/15/2031	4,100	3,642
	Sekisui House US Inc.	6.000%	1/15/2043	7,400	6,913
	Snap-on Inc.	3.250%	3/1/2027	4,475	4,441
	Snap-on Inc.	4.100%	3/1/2048	4,600	3,782
	Snap-on Inc.	3.100%	5/1/2050	5,225	3,543
	Stanley Black & Decker Inc.	2.300%	3/15/2030	13,300	12,180
	Stanley Black & Decker Inc.	4.850%	11/15/2048	5,248	4,606
	Stanley Black & Decker Inc.	2.750%	11/15/2050	10,000	5,929
	Starbucks Corp.	4.850%	2/8/2027	41,290	41,654
	Starbucks Corp.	2.000%	3/12/2027	10,000	9,772
	Starbucks Corp.	4.500%	5/15/2028	5,520	5,576
	Starbucks Corp.	4.000%	11/15/2028	18,000	17,980
	Starbucks Corp.	3.550%	8/15/2029	41,596	40,868
	Starbucks Corp.	2.250%	3/12/2030	16,721	15,421
	Starbucks Corp.	4.800%	5/15/2030	10,951	11,181
	Starbucks Corp.	2.550%	11/15/2030	30,532	28,229
	Starbucks Corp.	4.900%	2/15/2031	5,050	5,192
	Starbucks Corp.	3.000%	2/14/2032	24,264	22,363
	Starbucks Corp.	4.800%	2/15/2033	17,000	17,195
	Starbucks Corp.	5.000%	2/15/2034	8,537	8,699
	Starbucks Corp.	5.400%	5/15/2035	4,387	4,557
	Starbucks Corp.	3.750%	12/1/2047	8,000	5,965
	Starbucks Corp.	4.500%	11/15/2048	3,801	3,169
	Starbucks Corp.	4.450%	8/15/2049	1,700	1,405
	Starbucks Corp.	3.350%	3/12/2050	2,156	1,471
	Starbucks Corp.	3.500%	11/15/2050	15,000	10,519
[3]	Tapestry Inc.	4.125%	7/15/2027	2,796	2,794
	Tapestry Inc.	5.100%	3/11/2030	11,934	12,248
	Tapestry Inc.	3.050%	3/15/2032	4,500	4,099
	Tapestry Inc.	5.500%	3/11/2035	1,918	1,962
	Thomas Jefferson University	3.847%	11/1/2057	3,679	2,591
	TJX Cos. Inc.	1.150%	5/15/2028	7,550	7,096
	TJX Cos. Inc.	3.875%	4/15/2030	10,541	10,496
	TJX Cos. Inc.	1.600%	5/15/2031	5,306	4,661
	TJX Cos. Inc.	4.500%	4/15/2050	12,917	11,157
	Toll Brothers Finance Corp.	4.350%	2/15/2028	12,935	12,983
	Toll Brothers Finance Corp.	3.800%	11/1/2029	1,000	983
	Toll Brothers Finance Corp.	5.600%	6/15/2035	3,945	4,082
	Toyota Motor Corp.	4.186%	6/30/2027	10,114	10,174
	Toyota Motor Corp.	5.118%	7/13/2028	9,487	9,773
	Toyota Motor Corp.	3.669%	7/20/2028	6,390	6,373
36

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toyota Motor Corp.	2.760%	7/2/2029	7,000	6,714
	Toyota Motor Corp.	4.450%	6/30/2030	8,550	8,643
	Toyota Motor Corp.	2.362%	3/25/2031	5,000	4,581
	Toyota Motor Corp.	5.123%	7/13/2033	2,000	2,076
	Toyota Motor Corp.	5.053%	6/30/2035	3,800	3,904
	Toyota Motor Credit Corp.	4.600%	1/8/2027	16,758	16,901
[3]	Toyota Motor Credit Corp.	3.200%	1/11/2027	7,032	6,989
[3]	Toyota Motor Credit Corp.	5.000%	3/19/2027	8,350	8,471
	Toyota Motor Credit Corp.	4.500%	5/14/2027	12,000	12,116
[3]	Toyota Motor Credit Corp.	1.150%	8/13/2027	9,277	8,903
[3]	Toyota Motor Credit Corp.	4.350%	10/8/2027	5,750	5,807
	Toyota Motor Credit Corp.	5.450%	11/10/2027	6,735	6,933
[3]	Toyota Motor Credit Corp.	3.050%	1/11/2028	11,475	11,312
[3]	Toyota Motor Credit Corp.	1.900%	4/6/2028	7,700	7,383
	Toyota Motor Credit Corp.	4.050%	9/5/2028	20,500	20,599
[3]	Toyota Motor Credit Corp.	5.250%	9/11/2028	11,500	11,892
[3]	Toyota Motor Credit Corp.	4.650%	1/5/2029	7,500	7,635
	Toyota Motor Credit Corp.	3.650%	1/8/2029	6,960	6,890
	Toyota Motor Credit Corp.	5.050%	5/16/2029	10,500	10,833
	Toyota Motor Credit Corp.	4.950%	1/9/2030	15,900	16,377
[3]	Toyota Motor Credit Corp.	2.150%	2/13/2030	9,575	8,879
[3]	Toyota Motor Credit Corp.	3.375%	4/1/2030	15,000	14,575
	Toyota Motor Credit Corp.	4.800%	5/15/2030	10,625	10,895
[3]	Toyota Motor Credit Corp.	4.550%	5/17/2030	19,889	20,226
	Toyota Motor Credit Corp.	5.550%	11/20/2030	15,000	15,863
[3]	Toyota Motor Credit Corp.	1.650%	1/10/2031	5,000	4,416
	Toyota Motor Credit Corp.	5.100%	3/21/2031	15,200	15,775
	Toyota Motor Credit Corp.	1.900%	9/12/2031	16,000	14,045
[3]	Toyota Motor Credit Corp.	4.600%	10/10/2031	20,750	21,035
[3]	Toyota Motor Credit Corp.	2.400%	1/13/2032	2,000	1,790
	Toyota Motor Credit Corp.	4.650%	9/3/2032	12,100	12,206
	Toyota Motor Credit Corp.	4.700%	1/12/2033	2,500	2,529
[3]	Toyota Motor Credit Corp.	4.800%	1/5/2034	7,662	7,807
	Toyota Motor Credit Corp.	5.350%	1/9/2035	16,656	17,431
	Tractor Supply Co.	1.750%	11/1/2030	5,750	5,096
	Tractor Supply Co.	5.250%	5/15/2033	3,500	3,617
[3]	Trustees of Boston College	3.129%	7/1/2052	4,050	2,784
[3]	Trustees of Columbia University in the City of New York	4.355%	10/1/2035	4,000	3,921
	Trustees of Dartmouth College	4.273%	6/1/2030	4,500	4,538
	Trustees of Princeton University	5.700%	3/1/2039	5,830	6,275
[3]	Trustees of Princeton University	2.516%	7/1/2050	7,575	4,698
	Trustees of Princeton University	4.201%	3/1/2052	3,300	2,742
[3]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	3,750	2,207
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	4,798	3,931
	Trustees of the University of Pennsylvania	3.610%	2/15/2119	60	38
[3]	University of Chicago	2.547%	4/1/2050	8,050	5,262
[3]	University of Chicago	4.003%	10/1/2053	5,300	4,174
[3]	University of Miami	4.063%	4/1/2052	5,550	4,443
[3]	University of Notre Dame du Lac	3.438%	2/15/2045	8,925	6,944
[3]	University of Notre Dame du Lac	3.394%	2/15/2048	2,710	2,038
[3]	University of Southern California	3.028%	10/1/2039	9,251	7,702
[3]	University of Southern California	3.841%	10/1/2047	9,550	7,639
[3]	University of Southern California	2.945%	10/1/2051	12,400	8,047
	University of Southern California	4.976%	10/1/2053	3,200	2,958
	University of Southern California	5.250%	10/1/2111	2,250	2,089
[3]	University of Southern California	3.226%	10/1/2120	1,975	1,137
[3]	Washington University	3.524%	4/15/2054	5,620	4,068
	Washington University	4.349%	4/15/2122	5,760	4,348
[3]	William Marsh Rice University	3.574%	5/15/2045	8,510	6,741
[3]	Yale University	1.482%	4/15/2030	5,300	4,778
[3]	Yale University	2.402%	4/15/2050	15,075	9,023
					5,831,000
Consumer Staples (1.4%)
	Ahold Finance USA LLC	6.875%	5/1/2029	4,325	4,678
	Altria Group Inc.	6.200%	11/1/2028	18,450	19,468
	Altria Group Inc.	4.800%	2/14/2029	25,775	26,218
	Altria Group Inc.	3.400%	5/6/2030	9,000	8,665
	Altria Group Inc.	4.500%	8/6/2030	4,863	4,896
	Altria Group Inc.	2.450%	2/4/2032	12,350	10,924
37

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Altria Group Inc.	6.875%	11/1/2033	5,000	5,647
	Altria Group Inc.	5.625%	2/6/2035	5,875	6,106
	Altria Group Inc.	5.250%	8/6/2035	5,682	5,750
	Altria Group Inc.	5.800%	2/14/2039	15,760	16,223
	Altria Group Inc.	3.400%	2/4/2041	26,500	20,463
	Altria Group Inc.	4.250%	8/9/2042	10,376	8,646
	Altria Group Inc.	4.500%	5/2/2043	15,849	13,524
	Altria Group Inc.	5.375%	1/31/2044	3,000	2,892
	Altria Group Inc.	3.875%	9/16/2046	23,289	17,492
	Altria Group Inc.	5.950%	2/14/2049	27,928	27,905
	Altria Group Inc.	4.450%	5/6/2050	9,990	7,986
	Altria Group Inc.	3.700%	2/4/2051	17,557	12,404
	Altria Group Inc.	6.200%	2/14/2059	2,521	2,516
[3]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	89,302	88,387
[3]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	131,931	121,982
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	9,575	9,454
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	21,742	20,051
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	66,642	68,012
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	33,870	33,066
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/2034	7,650	7,909
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	28,575	36,848
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	24,281	25,102
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	1,500	1,904
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	8,776	8,399
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	28,782	24,739
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	66,998	66,847
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	33,180	33,790
	Archer-Daniels-Midland Co.	2.900%	3/1/2032	14,837	13,628
	Archer-Daniels-Midland Co.	5.935%	10/1/2032	530	577
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	13,325	11,403
	Avery Dennison Corp.	4.875%	12/6/2028	6,887	7,041
	Avery Dennison Corp.	2.650%	4/30/2030	8,200	7,651
	Avery Dennison Corp.	5.750%	3/15/2033	6,900	7,319
	BAT Capital Corp.	4.700%	4/2/2027	26,873	27,044
	BAT Capital Corp.	3.557%	8/15/2027	20,619	20,461
	BAT Capital Corp.	2.259%	3/25/2028	45,625	43,912
	BAT Capital Corp.	3.462%	9/6/2029	7,693	7,491
	BAT Capital Corp.	4.906%	4/2/2030	11,805	12,052
	BAT Capital Corp.	6.343%	8/2/2030	12,000	12,978
	BAT Capital Corp.	5.834%	2/20/2031	10,000	10,609
	BAT Capital Corp.	2.726%	3/25/2031	24,000	22,117
	BAT Capital Corp.	4.742%	3/16/2032	11,100	11,195
	BAT Capital Corp.	5.350%	8/15/2032	21,871	22,720
	BAT Capital Corp.	4.625%	3/22/2033	10,000	9,929
	BAT Capital Corp.	6.421%	8/2/2033	13,905	15,350
	BAT Capital Corp.	6.000%	2/20/2034	10,003	10,714
	BAT Capital Corp.	5.625%	8/15/2035	12,768	13,301
	BAT Capital Corp.	4.390%	8/15/2037	34,975	32,156
	BAT Capital Corp.	7.079%	8/2/2043	12,000	13,468
	BAT Capital Corp.	4.540%	8/15/2047	23,406	19,411
	BAT Capital Corp.	4.758%	9/6/2049	9,875	8,334
	BAT Capital Corp.	5.282%	4/2/2050	8,450	7,605
	BAT Capital Corp.	5.650%	3/16/2052	7,000	6,607
	BAT Capital Corp.	7.081%	8/2/2053	15,000	17,001
	BAT Capital Corp.	6.250%	8/15/2055	8,661	8,930
	BAT International Finance plc	4.448%	3/16/2028	10,500	10,583
	BAT International Finance plc	5.931%	2/2/2029	30,600	32,114
	Brown-Forman Corp.	4.750%	4/15/2033	12,000	12,158
	Brown-Forman Corp.	4.500%	7/15/2045	3,895	3,384
	Bunge Ltd. Finance Corp.	3.750%	9/25/2027	3,750	3,739
	Bunge Ltd. Finance Corp.	4.100%	1/7/2028	12,055	12,082
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	12,250	11,249
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	12,735	12,493
	Bunge Ltd. Finance Corp.	5.150%	8/4/2035	15,000	15,238
	Campbell's Co.	5.200%	3/19/2027	6,000	6,080
	Campbell's Co.	4.150%	3/15/2028	11,950	11,954
	Campbell's Co.	5.200%	3/21/2029	16,400	16,803
	Campbell's Co.	2.375%	4/24/2030	5,450	5,011
	Campbell's Co.	4.550%	3/21/2031	10,182	10,138
	Campbell's Co.	5.400%	3/21/2034	11,383	11,593
38

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Campbell's Co.	4.750%	3/23/2035	13,025	12,589
Church & Dwight Co. Inc.	3.150%	8/1/2027	3,575	3,533
Church & Dwight Co. Inc.	3.950%	8/1/2047	3,350	2,663
Church & Dwight Co. Inc.	5.000%	6/15/2052	8,000	7,306
Clorox Co.	3.100%	10/1/2027	6,100	6,020
Clorox Co.	3.900%	5/15/2028	3,500	3,501
Clorox Co.	1.800%	5/15/2030	9,313	8,392
Clorox Co.	4.600%	5/1/2032	4,000	4,038
Coca-Cola Co.	1.450%	6/1/2027	17,848	17,319
Coca-Cola Co.	1.000%	3/15/2028	8,000	7,554
Coca-Cola Co.	3.450%	3/25/2030	10,125	9,932
Coca-Cola Co.	1.650%	6/1/2030	35,093	31,769
Coca-Cola Co.	2.000%	3/5/2031	19,400	17,577
Coca-Cola Co.	1.375%	3/15/2031	14,400	12,629
Coca-Cola Co.	2.250%	1/5/2032	12,600	11,386
Coca-Cola Co.	5.000%	5/13/2034	7,500	7,815
Coca-Cola Co.	4.650%	8/14/2034	16,358	16,689
Coca-Cola Co.	2.500%	6/1/2040	12,100	8,997
Coca-Cola Co.	2.875%	5/5/2041	6,000	4,599
Coca-Cola Co.	2.600%	6/1/2050	21,475	13,287
Coca-Cola Co.	3.000%	3/5/2051	8,100	5,401
Coca-Cola Co.	2.500%	3/15/2051	17,325	10,392
Coca-Cola Co.	5.300%	5/13/2054	4,827	4,738
Coca-Cola Co.	5.200%	1/14/2055	27,348	26,356
Coca-Cola Co.	5.400%	5/13/2064	31,647	30,748
Coca-Cola Consolidated Inc.	5.250%	6/1/2029	8,350	8,638
Coca-Cola Consolidated Inc.	5.450%	6/1/2034	3,392	3,547
Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	13,600	12,851
Coca-Cola Femsa SAB de CV	1.850%	9/1/2032	4,275	3,602
Coca-Cola Femsa SAB de CV	5.100%	5/6/2035	6,154	6,230
Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	10,800	10,541
Colgate-Palmolive Co.	3.100%	8/15/2027	5,000	4,956
Colgate-Palmolive Co.	4.600%	3/1/2028	10,000	10,162
Colgate-Palmolive Co.	3.250%	8/15/2032	10,000	9,421
Conagra Brands Inc.	1.375%	11/1/2027	19,822	18,848
Conagra Brands Inc.	4.850%	11/1/2028	15,450	15,630
Conagra Brands Inc.	5.000%	8/1/2030	5,250	5,310
Conagra Brands Inc.	5.750%	8/1/2035	8,200	8,369
Conagra Brands Inc.	5.300%	11/1/2038	21,530	20,559
Conagra Brands Inc.	5.400%	11/1/2048	4,317	3,869
Constellation Brands Inc.	3.700%	12/6/2026	17,788	17,744
Constellation Brands Inc.	3.500%	5/9/2027	13,275	13,184
Constellation Brands Inc.	4.350%	5/9/2027	5,636	5,658
Constellation Brands Inc.	3.600%	2/15/2028	7,070	7,005
Constellation Brands Inc.	4.800%	1/15/2029	7,500	7,618
Constellation Brands Inc.	3.150%	8/1/2029	9,700	9,350
Constellation Brands Inc.	2.875%	5/1/2030	5,808	5,467
Constellation Brands Inc.	4.800%	5/1/2030	1,750	1,779
Constellation Brands Inc.	2.250%	8/1/2031	4,235	3,756
Constellation Brands Inc.	4.750%	5/9/2032	5,000	5,021
Constellation Brands Inc.	4.900%	5/1/2033	15,800	15,867
Constellation Brands Inc.	4.950%	11/1/2035	7,450	7,369
Constellation Brands Inc.	4.500%	5/9/2047	7,883	6,588
Constellation Brands Inc.	4.100%	2/15/2048	4,550	3,569
Constellation Brands Inc.	5.250%	11/15/2048	4,375	4,039
Constellation Brands Inc.	3.750%	5/1/2050	7,925	5,761
Costco Wholesale Corp.	3.000%	5/18/2027	15,732	15,622
Costco Wholesale Corp.	1.375%	6/20/2027	7,055	6,837
Costco Wholesale Corp.	1.600%	4/20/2030	42,373	38,377
Costco Wholesale Corp.	1.750%	4/20/2032	16,558	14,354
Delhaize America LLC	9.000%	4/15/2031	1,930	2,290
Diageo Capital plc	5.300%	10/24/2027	7,080	7,254
Diageo Capital plc	2.375%	10/24/2029	1,000	940
Diageo Capital plc	2.000%	4/29/2030	8,460	7,736
Diageo Capital plc	2.125%	4/29/2032	9,824	8,550
Diageo Capital plc	5.500%	1/24/2033	14,000	14,752
Diageo Capital plc	5.625%	10/5/2033	10,325	10,983
Diageo Capital plc	5.875%	9/30/2036	1,500	1,625
Diageo Capital plc	3.875%	4/29/2043	17,969	14,753
Diageo Investment Corp.	5.125%	8/15/2030	7,846	8,130
39

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Diageo Investment Corp.	5.625%	4/15/2035	5,286	5,593
	Diageo Investment Corp.	7.450%	4/15/2035	1,450	1,740
	Diageo Investment Corp.	4.250%	5/11/2042	1,512	1,309
	Dollar General Corp.	4.125%	5/1/2028	12,884	12,907
	Dollar General Corp.	5.200%	7/5/2028	2,331	2,389
	Dollar General Corp.	3.500%	4/3/2030	4,464	4,316
	Dollar General Corp.	5.000%	11/1/2032	6,566	6,656
	Dollar General Corp.	5.450%	7/5/2033	10,900	11,305
	Dollar General Corp.	4.125%	4/3/2050	4,062	3,191
	Dollar General Corp.	5.500%	11/1/2052	10,000	9,527
	Dollar Tree Inc.	4.200%	5/15/2028	22,112	22,141
	Dollar Tree Inc.	2.650%	12/1/2031	5,281	4,768
	Dollar Tree Inc.	3.375%	12/1/2051	14,175	9,518
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	5,000	5,050
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	15,600	14,655
	Estee Lauder Cos. Inc.	1.950%	3/15/2031	11,000	9,813
	Estee Lauder Cos. Inc.	4.650%	5/15/2033	7,362	7,404
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	8,000	8,630
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	3,902	2,589
	Flowers Foods Inc.	2.400%	3/15/2031	11,381	10,061
	Flowers Foods Inc.	6.200%	3/15/2055	4,700	4,411
	General Mills Inc.	3.200%	2/10/2027	12,065	11,965
	General Mills Inc.	4.200%	4/17/2028	32,580	32,679
	General Mills Inc.	4.875%	1/30/2030	8,250	8,440
	General Mills Inc.	2.875%	4/15/2030	6,891	6,518
	General Mills Inc.	4.950%	3/29/2033	14,987	15,197
	General Mills Inc.	5.250%	1/30/2035	20,300	20,712
	General Mills Inc.	5.400%	6/15/2040	5,050	5,067
	Haleon US Capital LLC	3.375%	3/24/2027	29,175	28,965
	Haleon US Capital LLC	3.375%	3/24/2029	11,650	11,374
	Haleon US Capital LLC	3.625%	3/24/2032	29,500	28,069
	Haleon US Capital LLC	4.000%	3/24/2052	9,625	7,559
	Hershey Co.	4.250%	5/4/2028	6,427	6,488
	Hershey Co.	4.750%	2/24/2030	4,050	4,156
	Hershey Co.	4.500%	5/4/2033	6,670	6,695
	Hershey Co.	5.100%	2/24/2035	10,000	10,276
	Hormel Foods Corp.	4.800%	3/30/2027	6,000	6,065
	Hormel Foods Corp.	1.700%	6/3/2028	14,000	13,301
	Hormel Foods Corp.	1.800%	6/11/2030	8,575	7,743
	Hormel Foods Corp.	3.050%	6/3/2051	10,002	6,538
	Ingredion Inc.	2.900%	6/1/2030	8,075	7,605
	Ingredion Inc.	3.900%	6/1/2050	1,650	1,242
	J M Smucker Co.	2.375%	3/15/2030	7,875	7,314
	J M Smucker Co.	6.200%	11/15/2033	12,000	13,001
	J M Smucker Co.	4.250%	3/15/2035	4,550	4,289
	J M Smucker Co.	6.500%	11/15/2043	9,270	9,937
	J M Smucker Co.	6.500%	11/15/2053	14,800	15,991
	JBS USA Holding Lux Sarl	3.000%	2/2/2029	3,057	2,944
	JBS USA Holding Lux Sarl	3.750%	12/1/2031	7,000	6,636
	JBS USA Holding Lux Sarl	3.625%	1/15/2032	670	627
	JBS USA Holding Lux Sarl	3.000%	5/15/2032	3,000	2,691
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	19,801	20,656
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	17,401	19,187
[8]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	11,050	11,211
	JBS USA Holding Lux Sarl	4.375%	2/2/2052	24,625	19,031
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	22,700	23,292
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	10,466	11,655
[8]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	17,955	17,864
[8]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	11,700	11,609
[8]	JBS USA LUX Sarl	5.950%	4/20/2035	11,450	12,031
[8]	JBS USA LUX Sarl	6.375%	2/25/2055	17,354	17,648
	Kellanova	3.400%	11/15/2027	10,475	10,392
	Kellanova	4.300%	5/15/2028	4,850	4,881
[3]	Kellanova	7.450%	4/1/2031	8,000	9,149
	Kellanova	4.500%	4/1/2046	7,650	6,734
	Kellanova	5.750%	5/16/2054	3,250	3,255
	Kenvue Inc.	5.050%	3/22/2028	10,500	10,729
	Kenvue Inc.	5.000%	3/22/2030	12,000	12,374
	Kenvue Inc.	4.900%	3/22/2033	24,105	24,595
	Kenvue Inc.	5.100%	3/22/2043	14,800	14,219
40

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kenvue Inc.	5.050%	3/22/2053	16,000	14,577
	Kenvue Inc.	5.200%	3/22/2063	8,200	7,436
[3]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	6,110	6,174
	Keurig Dr Pepper Inc.	3.430%	6/15/2027	8,500	8,426
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	17,535	17,334
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	23,750	22,557
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	2,000	2,011
[3]	Keurig Dr Pepper Inc.	2.250%	3/15/2031	3,000	2,674
[3]	Keurig Dr Pepper Inc.	5.200%	3/15/2031	8,450	8,682
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	11,000	10,580
	Keurig Dr Pepper Inc.	5.300%	3/15/2034	11,810	12,039
	Keurig Dr Pepper Inc.	5.150%	5/15/2035	26,350	26,425
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	4,000	3,259
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	7,100	5,163
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	3,750	2,515
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	16,000	12,907
	Kimberly-Clark Corp.	3.200%	4/25/2029	7,875	7,687
	Kimberly-Clark Corp.	2.000%	11/2/2031	7,200	6,486
	Kimberly-Clark Corp.	5.300%	3/1/2041	8,275	8,328
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	2,123	2,201
	Kraft Heinz Foods Co.	3.875%	5/15/2027	16,218	16,175
	Kraft Heinz Foods Co.	3.750%	4/1/2030	4,050	3,964
	Kraft Heinz Foods Co.	5.400%	3/15/2035	4,000	4,110
	Kraft Heinz Foods Co.	5.000%	7/15/2035	10,900	10,853
	Kraft Heinz Foods Co.	6.875%	1/26/2039	8,000	8,937
	Kraft Heinz Foods Co.	4.625%	10/1/2039	10,000	9,139
	Kraft Heinz Foods Co.	6.500%	2/9/2040	6,875	7,401
	Kraft Heinz Foods Co.	5.000%	6/4/2042	19,025	17,436
	Kraft Heinz Foods Co.	5.200%	7/15/2045	17,050	15,614
	Kraft Heinz Foods Co.	4.375%	6/1/2046	34,186	28,226
	Kraft Heinz Foods Co.	4.875%	10/1/2049	17,950	15,436
	Kraft Heinz Foods Co.	5.500%	6/1/2050	10,450	9,763
	Kroger Co.	4.500%	1/15/2029	1,435	1,454
[3]	Kroger Co.	7.700%	6/1/2029	4,025	4,452
	Kroger Co.	8.000%	9/15/2029	6,150	6,887
	Kroger Co.	2.200%	5/1/2030	5,031	4,628
	Kroger Co.	1.700%	1/15/2031	6,102	5,374
	Kroger Co.	7.500%	4/1/2031	1,125	1,282
	Kroger Co.	5.000%	9/15/2034	29,730	29,898
	Kroger Co.	6.900%	4/15/2038	3,327	3,818
	Kroger Co.	5.400%	7/15/2040	4,010	3,998
	Kroger Co.	5.000%	4/15/2042	4,524	4,212
	Kroger Co.	5.150%	8/1/2043	2,350	2,206
	Kroger Co.	3.875%	10/15/2046	14,619	11,353
	Kroger Co.	4.450%	2/1/2047	17,409	14,645
	Kroger Co.	4.650%	1/15/2048	3,191	2,739
	Kroger Co.	5.400%	1/15/2049	7,185	6,853
	Kroger Co.	3.950%	1/15/2050	7,745	5,919
	Kroger Co.	5.500%	9/15/2054	19,212	18,302
	Kroger Co.	5.650%	9/15/2064	18,314	17,429
	McCormick & Co. Inc.	3.400%	8/15/2027	10,500	10,414
	McCormick & Co. Inc.	1.850%	2/15/2031	9,390	8,286
	McCormick & Co. Inc.	4.950%	4/15/2033	5,000	5,077
	McCormick & Co. Inc.	4.700%	10/15/2034	6,250	6,157
	Molson Coors Beverage Co.	5.000%	5/1/2042	10,925	10,082
	Molson Coors Beverage Co.	4.200%	7/15/2046	20,725	16,625
	Mondelez International Inc.	2.625%	3/17/2027	6,000	5,907
	Mondelez International Inc.	4.250%	5/6/2028	8,300	8,346
	Mondelez International Inc.	4.125%	5/7/2028	7,500	7,511
	Mondelez International Inc.	4.750%	2/20/2029	20,650	21,053
	Mondelez International Inc.	2.750%	4/13/2030	9,006	8,483
	Mondelez International Inc.	1.500%	2/4/2031	5,100	4,438
	Mondelez International Inc.	3.000%	3/17/2032	7,750	7,107
	Mondelez International Inc.	1.875%	10/15/2032	14,245	12,257
	Mondelez International Inc.	5.125%	5/6/2035	4,000	4,089
	Mondelez International Inc.	2.625%	9/4/2050	15,275	9,113
	PepsiCo Inc.	2.625%	3/19/2027	17,500	17,283
	PepsiCo Inc.	3.000%	10/15/2027	37,525	37,152
	PepsiCo Inc.	4.450%	5/15/2028	10,675	10,840
	PepsiCo Inc.	4.100%	1/15/2029	12,550	12,619
41

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
PepsiCo Inc.	7.000%	3/1/2029	3,527	3,846
PepsiCo Inc.	2.625%	7/29/2029	6,909	6,597
PepsiCo Inc.	2.750%	3/19/2030	27,510	26,131
PepsiCo Inc.	1.625%	5/1/2030	16,520	14,965
PepsiCo Inc.	4.300%	7/23/2030	6,000	6,061
PepsiCo Inc.	1.400%	2/25/2031	9,200	8,065
PepsiCo Inc.	1.950%	10/21/2031	19,900	17,692
PepsiCo Inc.	3.900%	7/18/2032	8,951	8,793
PepsiCo Inc.	4.650%	7/23/2032	9,900	10,089
PepsiCo Inc.	5.000%	2/7/2035	8,635	8,897
PepsiCo Inc.	5.000%	7/23/2035	31,500	32,176
PepsiCo Inc.	5.500%	1/15/2040	6,500	6,803
PepsiCo Inc.	3.500%	3/19/2040	9,500	8,049
PepsiCo Inc.	2.625%	10/21/2041	6,353	4,597
PepsiCo Inc.	4.000%	3/5/2042	3,900	3,351
PepsiCo Inc.	3.600%	8/13/2042	4,100	3,332
PepsiCo Inc.	4.250%	10/22/2044	3,525	3,036
PepsiCo Inc.	4.450%	4/14/2046	6,925	6,104
PepsiCo Inc.	3.450%	10/6/2046	15,075	11,352
PepsiCo Inc.	3.375%	7/29/2049	14,020	10,133
PepsiCo Inc.	2.875%	10/15/2049	9,400	6,177
PepsiCo Inc.	3.625%	3/19/2050	16,308	12,316
PepsiCo Inc.	2.750%	10/21/2051	10,500	6,582
PepsiCo Inc.	4.200%	7/18/2052	10,760	8,846
PepsiCo Inc.	4.650%	2/15/2053	5,000	4,398
PepsiCo Inc.	5.250%	7/17/2054	11,100	10,737
PepsiCo Inc.	3.875%	3/19/2060	2,000	1,523
Philip Morris International Inc.	4.750%	2/12/2027	9,000	9,089
Philip Morris International Inc.	3.125%	8/17/2027	11,934	11,804
Philip Morris International Inc.	4.375%	11/1/2027	4,450	4,491
Philip Morris International Inc.	5.125%	11/17/2027	15,000	15,327
Philip Morris International Inc.	4.875%	2/15/2028	29,973	30,538
Philip Morris International Inc.	4.125%	4/28/2028	8,250	8,288
Philip Morris International Inc.	5.250%	9/7/2028	5,000	5,160
Philip Morris International Inc.	3.875%	10/27/2028	5,150	5,144
Philip Morris International Inc.	4.875%	2/13/2029	8,735	8,942
Philip Morris International Inc.	4.625%	11/1/2029	9,250	9,399
Philip Morris International Inc.	5.625%	11/17/2029	20,770	21,837
Philip Morris International Inc.	5.125%	2/15/2030	27,345	28,259
Philip Morris International Inc.	4.375%	4/30/2030	9,375	9,433
Philip Morris International Inc.	2.100%	5/1/2030	8,250	7,554
Philip Morris International Inc.	5.500%	9/7/2030	13,494	14,181
Philip Morris International Inc.	4.000%	10/29/2030	11,140	11,031
Philip Morris International Inc.	1.750%	11/1/2030	10,199	9,088
Philip Morris International Inc.	5.125%	2/13/2031	16,000	16,575
Philip Morris International Inc.	4.750%	11/1/2031	9,000	9,186
Philip Morris International Inc.	4.250%	10/29/2032	20,477	20,141
Philip Morris International Inc.	5.750%	11/17/2032	30,000	32,046
Philip Morris International Inc.	5.375%	2/15/2033	23,707	24,807
Philip Morris International Inc.	5.625%	9/7/2033	13,472	14,284
Philip Morris International Inc.	5.250%	2/13/2034	28,047	28,998
Philip Morris International Inc.	4.900%	11/1/2034	2,500	2,519
Philip Morris International Inc.	4.875%	4/30/2035	15,095	15,142
Philip Morris International Inc.	4.625%	10/29/2035	8,910	8,713
Philip Morris International Inc.	6.375%	5/16/2038	7,600	8,476
Philip Morris International Inc.	4.375%	11/15/2041	20,418	18,136
Philip Morris International Inc.	4.500%	3/20/2042	8,995	8,032
Philip Morris International Inc.	3.875%	8/21/2042	15,802	13,007
Philip Morris International Inc.	4.125%	3/4/2043	12,640	10,697
Philip Morris International Inc.	4.875%	11/15/2043	3,529	3,253
Philip Morris International Inc.	4.250%	11/10/2044	8,935	7,584
Pilgrim's Pride Corp.	4.250%	4/15/2031	9,800	9,520
Pilgrim's Pride Corp.	3.500%	3/1/2032	4,613	4,254
Pilgrim's Pride Corp.	6.250%	7/1/2033	13,000	13,877
Pilgrim's Pride Corp.	6.875%	5/15/2034	5,500	6,083
Procter & Gamble Co.	2.800%	3/25/2027	9,395	9,297
Procter & Gamble Co.	2.850%	8/11/2027	6,575	6,501
Procter & Gamble Co.	4.350%	1/29/2029	12,700	12,939
Procter & Gamble Co.	3.000%	3/25/2030	30,127	29,045
Procter & Gamble Co.	4.050%	5/1/2030	3,450	3,468
42

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Procter & Gamble Co.	1.200%	10/29/2030	15,351	13,528
	Procter & Gamble Co.	4.100%	11/3/2032	13,150	13,071
	Procter & Gamble Co.	4.050%	1/26/2033	9,475	9,473
	Procter & Gamble Co.	4.550%	1/29/2034	25,500	25,884
	Procter & Gamble Co.	4.600%	5/1/2035	5,650	5,731
	Procter & Gamble Co.	4.350%	11/3/2035	13,375	13,203
	Procter & Gamble Co.	5.550%	3/5/2037	4,500	4,867
	Reynolds American Inc.	5.700%	8/15/2035	15,788	16,480
	Reynolds American Inc.	7.250%	6/15/2037	4,800	5,542
[3]	Reynolds American Inc.	8.125%	5/1/2040	2,239	2,664
[3]	Reynolds American Inc.	7.000%	8/4/2041	2,040	2,201
	Reynolds American Inc.	6.150%	9/15/2043	8,575	8,782
	Reynolds American Inc.	5.850%	8/15/2045	43,590	42,840
	Sysco Corp.	3.250%	7/15/2027	14,864	14,719
	Sysco Corp.	5.750%	1/17/2029	6,000	6,271
	Sysco Corp.	5.950%	4/1/2030	5,058	5,363
	Sysco Corp.	5.100%	9/23/2030	8,225	8,486
	Sysco Corp.	6.000%	1/17/2034	7,250	7,838
	Sysco Corp.	5.400%	3/23/2035	6,525	6,757
	Sysco Corp.	6.600%	4/1/2040	8,415	9,296
	Sysco Corp.	4.500%	4/1/2046	8,950	7,673
	Sysco Corp.	4.450%	3/15/2048	7,425	6,288
	Sysco Corp.	3.300%	2/15/2050	9,262	6,439
	Sysco Corp.	6.600%	4/1/2050	14,832	16,288
	Sysco Corp.	3.150%	12/14/2051	7,700	5,124
	Target Corp.	1.950%	1/15/2027	7,500	7,365
	Target Corp.	4.350%	6/15/2028	6,085	6,154
	Target Corp.	3.375%	4/15/2029	11,850	11,640
	Target Corp.	2.350%	2/15/2030	1,730	1,619
	Target Corp.	4.500%	9/15/2032	11,205	11,318
	Target Corp.	4.400%	1/15/2033	8,500	8,492
	Target Corp.	4.500%	9/15/2034	13,056	12,922
	Target Corp.	5.000%	4/15/2035	7,700	7,805
	Target Corp.	5.250%	2/15/2036	25,531	26,214
	Target Corp.	6.500%	10/15/2037	5,208	5,899
	Target Corp.	7.000%	1/15/2038	3,725	4,351
	Target Corp.	4.000%	7/1/2042	7,250	6,119
	Target Corp.	3.625%	4/15/2046	11,546	8,824
	Target Corp.	2.950%	1/15/2052	2,476	1,578
	Tyson Foods Inc.	3.550%	6/2/2027	16,175	16,065
	Tyson Foods Inc.	4.350%	3/1/2029	17,500	17,543
	Tyson Foods Inc.	5.400%	3/15/2029	4,000	4,136
	Tyson Foods Inc.	5.700%	3/15/2034	14,000	14,762
	Tyson Foods Inc.	4.875%	8/15/2034	4,000	3,986
	Tyson Foods Inc.	5.150%	8/15/2044	625	586
	Tyson Foods Inc.	5.100%	9/28/2048	24,063	22,138
	Unilever Capital Corp.	2.900%	5/5/2027	23,000	22,772
	Unilever Capital Corp.	4.250%	8/12/2027	5,000	5,042
	Unilever Capital Corp.	4.875%	9/8/2028	7,500	7,693
	Unilever Capital Corp.	2.125%	9/6/2029	23,366	21,945
	Unilever Capital Corp.	1.375%	9/14/2030	2,500	2,220
	Unilever Capital Corp.	1.750%	8/12/2031	5,900	5,197
	Unilever Capital Corp.	5.900%	11/15/2032	8,600	9,384
	Unilever Capital Corp.	5.000%	12/8/2033	6,500	6,731
	Unilever Capital Corp.	4.625%	8/12/2034	10,000	10,066
[3]	Unilever Capital Corp.	2.625%	8/12/2051	12,457	7,669
	Walmart Inc.	4.100%	4/28/2027	10,500	10,573
	Walmart Inc.	3.950%	9/9/2027	2,667	2,682
	Walmart Inc.	3.700%	6/26/2028	14,146	14,180
	Walmart Inc.	3.250%	7/8/2029	21,465	21,134
	Walmart Inc.	2.375%	9/24/2029	13,623	12,918
	Walmart Inc.	4.350%	4/28/2030	12,655	12,860
	Walmart Inc.	1.800%	9/22/2031	3,000	2,672
	Walmart Inc.	4.150%	9/9/2032	6,200	6,239
	Walmart Inc.	4.100%	4/15/2033	200	200
	Walmart Inc.	4.900%	4/28/2035	33,464	34,409
	Walmart Inc.	5.250%	9/1/2035	13,067	13,827
	Walmart Inc.	6.200%	4/15/2038	13,580	15,324
	Walmart Inc.	3.950%	6/28/2038	14,675	13,602
	Walmart Inc.	4.000%	4/11/2043	11,385	9,838
43

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	4.300%	4/22/2044	7,800	6,971
	Walmart Inc.	3.625%	12/15/2047	19,378	15,009
	Walmart Inc.	2.950%	9/24/2049	13,470	9,113
	Walmart Inc.	2.650%	9/22/2051	2,045	1,287
	Walmart Inc.	4.500%	9/9/2052	8,250	7,269
	Walmart Inc.	4.500%	4/15/2053	7,647	6,754
					5,052,326
Energy (1.8%)
	APA Corp.	6.750%	2/15/2055	13,325	13,284
	Apache Corp.	5.100%	9/1/2040	6,670	5,706
	Baker Hughes Holdings LLC	2.061%	12/15/2026	4,500	4,424
	Baker Hughes Holdings LLC	4.080%	12/15/2047	10,500	8,357
	Boardwalk Pipelines LP	4.450%	7/15/2027	21,695	21,773
	Boardwalk Pipelines LP	3.600%	9/1/2032	3,000	2,799
	Boardwalk Pipelines LP	5.625%	8/1/2034	10,000	10,452
	Boardwalk Pipelines LP	5.375%	2/15/2036	11,425	11,481
[3]	BP Capital Markets America Inc.	3.017%	1/16/2027	7,247	7,190
	BP Capital Markets America Inc.	3.543%	4/6/2027	8,471	8,445
[3]	BP Capital Markets America Inc.	3.588%	4/14/2027	5,253	5,237
	BP Capital Markets America Inc.	5.017%	11/17/2027	12,510	12,772
	BP Capital Markets America Inc.	3.937%	9/21/2028	9,750	9,757
	BP Capital Markets America Inc.	4.234%	11/6/2028	34,680	34,923
	BP Capital Markets America Inc.	4.699%	4/10/2029	5,855	5,970
	BP Capital Markets America Inc.	4.970%	10/17/2029	6,120	6,303
	BP Capital Markets America Inc.	4.868%	11/25/2029	16,750	17,199
	BP Capital Markets America Inc.	3.633%	4/6/2030	13,910	13,640
	BP Capital Markets America Inc.	1.749%	8/10/2030	6,466	5,813
	BP Capital Markets America Inc.	2.721%	1/12/2032	20,000	18,238
	BP Capital Markets America Inc.	4.812%	2/13/2033	24,000	24,329
	BP Capital Markets America Inc.	4.893%	9/11/2033	43,750	44,510
	BP Capital Markets America Inc.	4.989%	4/10/2034	9,611	9,800
	BP Capital Markets America Inc.	5.227%	11/17/2034	46,453	47,947
	BP Capital Markets America Inc.	3.060%	6/17/2041	37,750	28,729
	BP Capital Markets America Inc.	3.000%	2/24/2050	23,664	15,427
	BP Capital Markets America Inc.	2.772%	11/10/2050	18,655	11,492
	BP Capital Markets America Inc.	2.939%	6/4/2051	38,600	24,586
	BP Capital Markets America Inc.	3.001%	3/17/2052	11,625	7,433
	BP Capital Markets America Inc.	3.379%	2/8/2061	16,400	10,709
	BP Capital Markets plc	3.279%	9/19/2027	22,573	22,396
	BP Capital Markets plc	3.723%	11/28/2028	12,825	12,743
	Burlington Resources LLC	7.200%	8/15/2031	5,472	6,214
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	16,325	16,283
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	9,300	9,538
	Canadian Natural Resources Ltd.	2.950%	7/15/2030	9,000	8,487
	Canadian Natural Resources Ltd.	7.200%	1/15/2032	14,775	16,591
	Canadian Natural Resources Ltd.	6.450%	6/30/2033	3,845	4,148
	Canadian Natural Resources Ltd.	5.400%	12/15/2034	2,500	2,545
	Canadian Natural Resources Ltd.	5.850%	2/1/2035	3,212	3,349
	Canadian Natural Resources Ltd.	6.500%	2/15/2037	7,965	8,557
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	5,723	6,074
	Canadian Natural Resources Ltd.	6.750%	2/1/2039	9,035	9,939
[3]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	7,500	6,609
	Cenovus Energy Inc.	4.650%	3/20/2031	3,850	3,839
	Cenovus Energy Inc.	2.650%	1/15/2032	5,600	4,973
	Cenovus Energy Inc.	5.400%	3/20/2036	6,750	6,740
	Cenovus Energy Inc.	5.250%	6/15/2037	2,889	2,808
	Cenovus Energy Inc.	6.750%	11/15/2039	2,504	2,754
	Cenovus Energy Inc.	5.400%	6/15/2047	7,462	6,841
	Cenovus Energy Inc.	3.750%	2/15/2052	14,400	10,060
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	27,354	27,626
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	16,250	15,876
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	7,900	6,730
	Cheniere Energy Inc.	4.625%	10/15/2028	13,674	13,666
	Cheniere Energy Inc.	5.650%	4/15/2034	17,590	18,257
	Cheniere Energy Partners LP	4.500%	10/1/2029	15,400	15,446
	Cheniere Energy Partners LP	4.000%	3/1/2031	36,110	35,180
	Cheniere Energy Partners LP	3.250%	1/31/2032	20,100	18,547
	Cheniere Energy Partners LP	5.950%	6/30/2033	6,498	6,895
	Cheniere Energy Partners LP	5.750%	8/15/2034	20,300	21,196
44

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Cheniere Energy Partners LP	5.550%	10/30/2035	14,450	14,784
	Chevron Corp.	2.236%	5/11/2030	18,468	17,125
	Chevron USA Inc.	1.018%	8/12/2027	9,167	8,790
	Chevron USA Inc.	3.950%	8/13/2027	13,611	13,675
	Chevron USA Inc.	4.475%	2/26/2028	5,350	5,431
	Chevron USA Inc.	4.050%	8/13/2028	22,363	22,541
	Chevron USA Inc.	3.250%	10/15/2029	8,000	7,805
	Chevron USA Inc.	4.687%	4/15/2030	31,318	32,043
	Chevron USA Inc.	4.300%	10/15/2030	7,248	7,318
	Chevron USA Inc.	4.819%	4/15/2032	6,855	7,049
	Chevron USA Inc.	4.500%	10/15/2032	19,043	19,227
	Chevron USA Inc.	4.980%	4/15/2035	3,199	3,279
	Chevron USA Inc.	4.850%	10/15/2035	22,450	22,717
	Chevron USA Inc.	5.250%	11/15/2043	6,550	6,543
	CNOOC Finance 2013 Ltd.	4.250%	5/9/2043	5,342	4,884
	CNOOC Finance 2013 Ltd.	3.300%	9/30/2049	7,600	5,824
	CNOOC Finance 2014 ULC	4.875%	4/30/2044	5,300	5,220
	CNOOC Finance 2015 Australia Pty Ltd.	4.200%	5/5/2045	5,000	4,508
	CNOOC Finance 2015 USA LLC	4.375%	5/2/2028	33,050	33,405
	CNOOC Petroleum North America ULC	5.875%	3/10/2035	5,500	6,117
	CNOOC Petroleum North America ULC	6.400%	5/15/2037	11,325	13,313
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	4,535	4,489
	ConocoPhillips	4.300%	8/15/2028	10,348	10,406
	ConocoPhillips	2.400%	2/15/2031	4,900	4,538
	ConocoPhillips	5.900%	10/15/2032	3,625	3,934
	ConocoPhillips	5.900%	5/15/2038	10,161	10,852
	ConocoPhillips	6.500%	2/1/2039	12,731	14,295
	ConocoPhillips	4.875%	10/1/2047	7,794	6,969
	ConocoPhillips Co.	4.700%	1/15/2030	20,800	21,202
	ConocoPhillips Co.	4.850%	1/15/2032	19,000	19,523
	ConocoPhillips Co.	5.000%	1/15/2035	24,700	25,056
	ConocoPhillips Co.	3.758%	3/15/2042	8,574	6,989
	ConocoPhillips Co.	4.300%	11/15/2044	13,848	11,699
	ConocoPhillips Co.	3.800%	3/15/2052	12,530	9,197
	ConocoPhillips Co.	5.300%	5/15/2053	12,470	11,607
	ConocoPhillips Co.	5.550%	3/15/2054	11,000	10,590
	ConocoPhillips Co.	5.500%	1/15/2055	26,600	25,453
	ConocoPhillips Co.	4.025%	3/15/2062	18,503	13,439
	ConocoPhillips Co.	5.700%	9/15/2063	7,500	7,233
	ConocoPhillips Co.	5.650%	1/15/2065	15,840	15,235
	Continental Resources Inc.	4.375%	1/15/2028	7,577	7,559
	Continental Resources Inc.	4.900%	6/1/2044	8,900	7,086
	Coterra Energy Inc.	3.900%	5/15/2027	11,055	11,021
	Coterra Energy Inc.	4.375%	3/15/2029	3,280	3,289
	Coterra Energy Inc.	5.600%	3/15/2034	5,800	5,980
	Coterra Energy Inc.	5.400%	2/15/2035	2,400	2,436
	Coterra Energy Inc.	5.900%	2/15/2055	10,635	10,209
	DCP Midstream Operating LP	5.625%	7/15/2027	6,343	6,462
	DCP Midstream Operating LP	5.125%	5/15/2029	3,488	3,570
	DCP Midstream Operating LP	8.125%	8/16/2030	3,400	3,929
	DCP Midstream Operating LP	3.250%	2/15/2032	6,631	6,101
	DCP Midstream Operating LP	5.600%	4/1/2044	4,000	3,866
	Devon Energy Corp.	4.500%	1/15/2030	2,698	2,708
	Devon Energy Corp.	7.875%	9/30/2031	3,030	3,502
	Devon Energy Corp.	7.950%	4/15/2032	3,314	3,864
	Devon Energy Corp.	4.750%	5/15/2042	8,480	7,337
	Devon Energy Corp.	5.000%	6/15/2045	8,350	7,266
	Diamondback Energy Inc.	3.250%	12/1/2026	34,125	33,882
	Diamondback Energy Inc.	5.200%	4/18/2027	30,835	31,293
	Diamondback Energy Inc.	3.500%	12/1/2029	8,750	8,487
	Diamondback Energy Inc.	5.150%	1/30/2030	32,339	33,270
	Diamondback Energy Inc.	3.125%	3/24/2031	12,925	12,076
	Diamondback Energy Inc.	6.250%	3/15/2033	10,500	11,321
	Diamondback Energy Inc.	5.400%	4/18/2034	5,010	5,129
	Diamondback Energy Inc.	5.550%	4/1/2035	23,261	23,922
	Diamondback Energy Inc.	4.250%	3/15/2052	7,430	5,780
	Diamondback Energy Inc.	6.250%	3/15/2053	7,690	7,769
	Diamondback Energy Inc.	5.750%	4/18/2054	47,005	44,393
	Diamondback Energy Inc.	5.900%	4/18/2064	15,015	14,200
	Eastern Energy Gas Holdings LLC	5.800%	1/15/2035	14,150	14,936
45

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	10,250	9,909
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	3,375	3,489
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	5,000	4,777
[3]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	5,478	4,707
[3]	Enbridge Energy Partners LP	7.500%	4/15/2038	4,725	5,558
	Enbridge Energy Partners LP	5.500%	9/15/2040	9,573	9,502
	Enbridge Energy Partners LP	7.375%	10/15/2045	5,880	6,802
	Enbridge Inc.	4.250%	12/1/2026	15,400	15,440
	Enbridge Inc.	5.250%	4/5/2027	8,635	8,757
	Enbridge Inc.	3.700%	7/15/2027	6,675	6,640
	Enbridge Inc.	4.600%	6/20/2028	2,225	2,248
	Enbridge Inc.	6.000%	11/15/2028	8,180	8,596
	Enbridge Inc.	4.200%	11/20/2028	5,150	5,157
	Enbridge Inc.	5.300%	4/5/2029	9,080	9,361
	Enbridge Inc.	3.125%	11/15/2029	14,295	13,688
	Enbridge Inc.	4.900%	6/20/2030	26,025	26,590
	Enbridge Inc.	6.200%	11/15/2030	37,630	40,429
	Enbridge Inc.	4.500%	2/15/2031	8,887	8,875
	Enbridge Inc.	5.700%	3/8/2033	26,395	27,802
	Enbridge Inc.	2.500%	8/1/2033	16,100	13,839
	Enbridge Inc.	5.625%	4/5/2034	23,800	24,848
	Enbridge Inc.	5.550%	6/20/2035	7,200	7,456
	Enbridge Inc.	5.200%	11/20/2035	5,625	5,675
	Enbridge Inc.	4.500%	6/10/2044	6,495	5,512
	Enbridge Inc.	5.500%	12/1/2046	6,615	6,501
	Enbridge Inc.	4.000%	11/15/2049	5,750	4,388
	Enbridge Inc.	3.400%	8/1/2051	15,800	10,790
	Enbridge Inc.	6.700%	11/15/2053	13,536	14,864
	Enbridge Inc.	5.950%	4/5/2054	15,900	16,116
	Enbridge Inc.	7.200%	6/27/2054	7,945	8,422
	Enbridge Inc.	7.375%	3/15/2055	3,750	3,974
	Energy Transfer LP	4.400%	3/15/2027	11,100	11,136
	Energy Transfer LP	4.200%	4/15/2027	6,900	6,906
[3]	Energy Transfer LP	5.500%	6/1/2027	12,000	12,197
	Energy Transfer LP	4.000%	10/1/2027	15,000	14,981
	Energy Transfer LP	5.550%	2/15/2028	16,140	16,571
	Energy Transfer LP	4.950%	5/15/2028	12,200	12,402
	Energy Transfer LP	4.950%	6/15/2028	13,110	13,328
	Energy Transfer LP	5.250%	4/15/2029	22,800	23,427
	Energy Transfer LP	5.250%	7/1/2029	4,244	4,368
	Energy Transfer LP	4.150%	9/15/2029	3,000	2,982
	Energy Transfer LP	5.200%	4/1/2030	1,405	1,448
	Energy Transfer LP	3.750%	5/15/2030	16,180	15,749
	Energy Transfer LP	6.400%	12/1/2030	10,870	11,743
	Energy Transfer LP	5.750%	2/15/2033	17,060	17,904
	Energy Transfer LP	6.550%	12/1/2033	21,230	23,291
	Energy Transfer LP	5.550%	5/15/2034	12,810	13,170
	Energy Transfer LP	5.600%	9/1/2034	13,594	13,990
	Energy Transfer LP	4.900%	3/15/2035	4,100	4,003
	Energy Transfer LP	5.700%	4/1/2035	36,900	38,207
	Energy Transfer LP	6.625%	10/15/2036	11,675	12,667
[3]	Energy Transfer LP	5.800%	6/15/2038	5,790	5,902
	Energy Transfer LP	7.500%	7/1/2038	6,132	7,099
	Energy Transfer LP	6.050%	6/1/2041	5,690	5,760
	Energy Transfer LP	6.500%	2/1/2042	11,926	12,568
	Energy Transfer LP	6.100%	2/15/2042	2,500	2,496
	Energy Transfer LP	4.950%	1/15/2043	2,850	2,502
	Energy Transfer LP	5.150%	2/1/2043	5,900	5,314
	Energy Transfer LP	5.950%	10/1/2043	4,300	4,204
	Energy Transfer LP	5.300%	4/1/2044	10,675	9,689
	Energy Transfer LP	5.150%	3/15/2045	11,269	9,975
	Energy Transfer LP	5.350%	5/15/2045	9,575	8,664
	Energy Transfer LP	6.125%	12/15/2045	14,450	14,197
	Energy Transfer LP	5.300%	4/15/2047	10,051	8,930
	Energy Transfer LP	5.400%	10/1/2047	13,897	12,474
	Energy Transfer LP	6.000%	6/15/2048	11,300	10,950
	Energy Transfer LP	6.250%	4/15/2049	38,043	37,644
	Energy Transfer LP	5.000%	5/15/2050	34,500	28,871
	Energy Transfer LP	5.950%	5/15/2054	46,140	43,718
	Energy Transfer LP	6.050%	9/1/2054	19,019	18,276
46

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Energy Transfer LP	6.200%	4/1/2055	35,564	34,849
	Eni USA Inc.	7.300%	11/15/2027	1,095	1,158
	Enterprise Products Operating LLC	3.950%	2/15/2027	1,400	1,401
	Enterprise Products Operating LLC	4.300%	6/20/2028	9,625	9,709
	Enterprise Products Operating LLC	4.150%	10/16/2028	5,870	5,908
	Enterprise Products Operating LLC	3.125%	7/31/2029	17,940	17,399
	Enterprise Products Operating LLC	2.800%	1/31/2030	11,900	11,305
	Enterprise Products Operating LLC	4.600%	1/15/2031	20,475	20,732
[3]	Enterprise Products Operating LLC	6.875%	3/1/2033	5,843	6,622
	Enterprise Products Operating LLC	4.850%	1/31/2034	11,220	11,339
	Enterprise Products Operating LLC	4.950%	2/15/2035	23,740	24,038
	Enterprise Products Operating LLC	5.200%	1/15/2036	14,000	14,245
	Enterprise Products Operating LLC	7.550%	4/15/2038	3,330	4,005
	Enterprise Products Operating LLC	6.125%	10/15/2039	5,845	6,290
	Enterprise Products Operating LLC	5.950%	2/1/2041	5,465	5,764
	Enterprise Products Operating LLC	4.850%	8/15/2042	12,293	11,388
	Enterprise Products Operating LLC	4.450%	2/15/2043	15,212	13,363
	Enterprise Products Operating LLC	4.850%	3/15/2044	22,326	20,381
	Enterprise Products Operating LLC	5.100%	2/15/2045	12,370	11,593
	Enterprise Products Operating LLC	4.900%	5/15/2046	16,450	14,879
	Enterprise Products Operating LLC	4.250%	2/15/2048	21,492	17,627
	Enterprise Products Operating LLC	4.800%	2/1/2049	13,298	11,709
	Enterprise Products Operating LLC	4.200%	1/31/2050	18,142	14,572
	Enterprise Products Operating LLC	3.700%	1/31/2051	4,203	3,085
	Enterprise Products Operating LLC	3.200%	2/15/2052	7,999	5,296
	Enterprise Products Operating LLC	3.300%	2/15/2053	14,300	9,562
	Enterprise Products Operating LLC	4.950%	10/15/2054	1,761	1,563
	Enterprise Products Operating LLC	5.550%	2/16/2055	17,300	16,752
	Enterprise Products Operating LLC	3.950%	1/31/2060	11,600	8,471
[3]	Enterprise Products Operating LLC	5.250%	8/16/2077	5,100	5,086
[3]	Enterprise Products Operating LLC	5.375%	2/15/2078	6,715	6,673
	EOG Resources Inc.	4.400%	7/15/2028	4,575	4,627
	EOG Resources Inc.	4.375%	4/15/2030	11,695	11,772
	EOG Resources Inc.	4.400%	1/15/2031	4,950	4,967
	EOG Resources Inc.	5.000%	7/15/2032	11,050	11,313
	EOG Resources Inc.	3.900%	4/1/2035	2,000	1,861
	EOG Resources Inc.	5.350%	1/15/2036	17,075	17,544
	EOG Resources Inc.	4.950%	4/15/2050	9,900	8,851
	EOG Resources Inc.	5.650%	12/1/2054	12,380	12,118
	EOG Resources Inc.	5.950%	7/15/2055	8,675	8,839
	EQT Corp.	3.900%	10/1/2027	2,795	2,782
	EQT Corp.	5.700%	4/1/2028	4,855	5,008
	EQT Corp.	5.000%	1/15/2029	6,159	6,241
	EQT Corp.	7.000%	2/1/2030	9,600	10,431
	EQT Corp.	4.750%	1/15/2031	23,193	23,344
	EQT Corp.	5.750%	2/1/2034	7,400	7,735
	Expand Energy Corp.	5.375%	3/15/2030	18,915	19,203
	Expand Energy Corp.	4.750%	2/1/2032	10,570	10,440
	Expand Energy Corp.	5.700%	1/15/2035	12,120	12,543
	Exxon Mobil Corp.	2.440%	8/16/2029	9,750	9,316
	Exxon Mobil Corp.	3.482%	3/19/2030	33,116	32,396
	Exxon Mobil Corp.	2.610%	10/15/2030	42,855	40,170
	Exxon Mobil Corp.	2.995%	8/16/2039	11,504	9,197
	Exxon Mobil Corp.	4.227%	3/19/2040	31,450	28,823
	Exxon Mobil Corp.	3.567%	3/6/2045	16,653	13,043
	Exxon Mobil Corp.	4.114%	3/1/2046	13,400	11,209
	Exxon Mobil Corp.	3.095%	8/16/2049	18,434	12,588
	Exxon Mobil Corp.	4.327%	3/19/2050	31,490	26,427
	Exxon Mobil Corp.	3.452%	4/15/2051	26,183	18,799
	Halliburton Co.	2.920%	3/1/2030	10,200	9,655
	Halliburton Co.	4.850%	11/15/2035	16,325	16,113
	Halliburton Co.	6.700%	9/15/2038	16,880	18,705
	Halliburton Co.	7.450%	9/15/2039	33,169	39,086
	Halliburton Co.	4.500%	11/15/2041	3,500	3,053
	Halliburton Co.	4.750%	8/1/2043	14,075	12,407
	Halliburton Co.	5.000%	11/15/2045	19,117	17,072
	Helmerich & Payne Inc.	4.650%	12/1/2027	5,950	5,997
	Helmerich & Payne Inc.	4.850%	12/1/2029	4,200	4,216
	Helmerich & Payne Inc.	2.900%	9/29/2031	5,400	4,820
	Helmerich & Payne Inc.	5.500%	12/1/2034	6,250	6,158
47

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hess Corp.	4.300%	4/1/2027	27,087	27,205
	Hess Corp.	7.300%	8/15/2031	9,785	11,246
	Hess Corp.	7.125%	3/15/2033	5,780	6,692
	Hess Corp.	6.000%	1/15/2040	15,050	16,277
	Hess Corp.	5.600%	2/15/2041	12,672	13,093
	Hess Corp.	5.800%	4/1/2047	2,100	2,150
	HF Sinclair Corp.	4.500%	10/1/2030	5,300	5,216
	HF Sinclair Corp.	5.750%	1/15/2031	7,600	7,852
	HF Sinclair Corp.	5.500%	9/1/2032	5,082	5,151
	HF Sinclair Corp.	6.250%	1/15/2035	10,100	10,541
	Kinder Morgan Energy Partners LP	7.400%	3/15/2031	1,930	2,178
	Kinder Morgan Energy Partners LP	7.300%	8/15/2033	3,085	3,549
	Kinder Morgan Energy Partners LP	5.800%	3/15/2035	5,000	5,251
	Kinder Morgan Energy Partners LP	6.500%	2/1/2037	6,875	7,502
[3]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	13,771	15,522
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	9,675	10,427
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	4,200	4,550
	Kinder Morgan Energy Partners LP	7.500%	11/15/2040	650	759
	Kinder Morgan Energy Partners LP	6.375%	3/1/2041	5,100	5,446
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	9,504	9,377
	Kinder Morgan Energy Partners LP	5.000%	8/15/2042	4,380	4,014
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	6,690	5,900
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	5,137	4,672
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	9,400	9,010
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	2,629	2,485
	Kinder Morgan Inc.	4.300%	3/1/2028	6,851	6,886
	Kinder Morgan Inc.	5.100%	8/1/2029	3,600	3,703
	Kinder Morgan Inc.	5.150%	6/1/2030	2,200	2,275
	Kinder Morgan Inc.	2.000%	2/15/2031	11,390	10,170
[3]	Kinder Morgan Inc.	7.800%	8/1/2031	1,680	1,946
[3]	Kinder Morgan Inc.	7.750%	1/15/2032	7,956	9,237
	Kinder Morgan Inc.	4.800%	2/1/2033	9,000	9,026
	Kinder Morgan Inc.	5.200%	6/1/2033	7,300	7,511
	Kinder Morgan Inc.	5.300%	12/1/2034	9,244	9,429
	Kinder Morgan Inc.	5.850%	6/1/2035	16,550	17,513
	Kinder Morgan Inc.	5.550%	6/1/2045	44,725	43,180
	Kinder Morgan Inc.	5.050%	2/15/2046	8,935	8,024
	Kinder Morgan Inc.	5.200%	3/1/2048	4,100	3,742
	Kinder Morgan Inc.	3.250%	8/1/2050	5,200	3,440
	Kinder Morgan Inc.	3.600%	2/15/2051	6,000	4,186
	Kinder Morgan Inc.	5.450%	8/1/2052	915	851
	Kinder Morgan Inc.	5.950%	8/1/2054	30,700	30,547
	Marathon Petroleum Corp.	5.125%	12/15/2026	10,000	10,074
	Marathon Petroleum Corp.	3.800%	4/1/2028	3,825	3,805
	Marathon Petroleum Corp.	5.150%	3/1/2030	7,085	7,297
	Marathon Petroleum Corp.	5.700%	3/1/2035	48,045	49,515
	Marathon Petroleum Corp.	6.500%	3/1/2041	28,232	30,040
	Marathon Petroleum Corp.	4.750%	9/15/2044	7,430	6,358
	Marathon Petroleum Corp.	4.500%	4/1/2048	7,685	6,180
	Marathon Petroleum Corp.	5.000%	9/15/2054	19,640	16,436
	MPLX LP	4.125%	3/1/2027	10,525	10,531
	MPLX LP	4.250%	12/1/2027	8,960	8,989
	MPLX LP	4.000%	3/15/2028	19,650	19,615
	MPLX LP	2.650%	8/15/2030	26,116	24,189
	MPLX LP	4.950%	9/1/2032	9,998	10,075
	MPLX LP	5.000%	3/1/2033	11,680	11,731
	MPLX LP	5.500%	6/1/2034	6,725	6,865
	MPLX LP	5.400%	4/1/2035	4,880	4,914
	MPLX LP	5.400%	9/15/2035	22,170	22,331
	MPLX LP	5.200%	3/1/2047	14,335	12,798
	MPLX LP	4.700%	4/15/2048	17,490	14,527
	MPLX LP	5.500%	2/15/2049	13,060	11,991
	MPLX LP	4.950%	3/14/2052	7,000	5,883
	MPLX LP	5.650%	3/1/2053	8,300	7,687
	MPLX LP	5.950%	4/1/2055	24,720	23,819
	MPLX LP	6.200%	9/15/2055	11,235	11,167
	NOV Inc.	3.600%	12/1/2029	3,438	3,351
	Occidental Petroleum Corp.	8.500%	7/15/2027	5,158	5,389
	Occidental Petroleum Corp.	6.375%	9/1/2028	5,812	6,091
	Occidental Petroleum Corp.	5.200%	8/1/2029	13,680	14,010
48

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Occidental Petroleum Corp.	8.875%	7/15/2030	12,542	14,472
Occidental Petroleum Corp.	6.625%	9/1/2030	14,878	15,983
Occidental Petroleum Corp.	6.125%	1/1/2031	19,324	20,407
Occidental Petroleum Corp.	7.500%	5/1/2031	9,157	10,290
Occidental Petroleum Corp.	7.875%	9/15/2031	4,850	5,546
Occidental Petroleum Corp.	5.375%	1/1/2032	6,600	6,738
Occidental Petroleum Corp.	5.550%	10/1/2034	15,470	15,748
Occidental Petroleum Corp.	6.450%	9/15/2036	18,043	19,191
Occidental Petroleum Corp.	7.950%	6/15/2039	2,562	3,001
Occidental Petroleum Corp.	6.200%	3/15/2040	8,642	8,747
Occidental Petroleum Corp.	6.600%	3/15/2046	14,262	14,670
Occidental Petroleum Corp.	4.400%	4/15/2046	4,469	3,518
Occidental Petroleum Corp.	4.200%	3/15/2048	4,173	3,111
Occidental Petroleum Corp.	6.050%	10/1/2054	14,195	13,516
ONEOK Inc.	4.000%	7/13/2027	9,250	9,241
ONEOK Inc.	4.250%	9/24/2027	16,500	16,554
ONEOK Inc.	4.550%	7/15/2028	7,621	7,687
ONEOK Inc.	5.650%	11/1/2028	7,000	7,273
ONEOK Inc.	4.350%	3/15/2029	9,600	9,632
ONEOK Inc.	5.375%	6/1/2029	5,680	5,856
ONEOK Inc.	3.400%	9/1/2029	13,025	12,619
ONEOK Inc.	3.100%	3/15/2030	8,000	7,609
ONEOK Inc.	3.250%	6/1/2030	11,150	10,620
ONEOK Inc.	5.800%	11/1/2030	5,000	5,269
ONEOK Inc.	6.350%	1/15/2031	7,000	7,514
ONEOK Inc.	4.750%	10/15/2031	14,250	14,328
ONEOK Inc.	4.950%	10/15/2032	9,868	9,913
ONEOK Inc.	6.050%	9/1/2033	10,000	10,640
ONEOK Inc.	5.650%	9/1/2034	10,700	11,065
ONEOK Inc.	5.050%	11/1/2034	10,000	9,919
ONEOK Inc.	6.000%	6/15/2035	5,428	5,738
ONEOK Inc.	5.400%	10/15/2035	20,200	20,416
ONEOK Inc.	5.150%	10/15/2043	3,775	3,435
ONEOK Inc.	5.600%	4/1/2044	3,990	3,776
ONEOK Inc.	5.050%	4/1/2045	2,490	2,194
ONEOK Inc.	4.250%	9/15/2046	5,285	4,140
ONEOK Inc.	5.450%	6/1/2047	8,065	7,411
ONEOK Inc.	4.950%	7/13/2047	8,134	7,102
ONEOK Inc.	4.200%	10/3/2047	10,710	8,287
ONEOK Inc.	5.200%	7/15/2048	10,600	9,550
ONEOK Inc.	4.450%	9/1/2049	8,210	6,609
ONEOK Inc.	3.950%	3/1/2050	7,450	5,393
ONEOK Inc.	4.500%	3/15/2050	4,085	3,311
ONEOK Inc.	7.150%	1/15/2051	2,900	3,191
ONEOK Inc.	6.625%	9/1/2053	23,500	24,621
ONEOK Inc.	5.700%	11/1/2054	20,640	19,225
ONEOK Inc.	6.250%	10/15/2055	19,450	19,482
ONEOK Inc.	5.850%	11/1/2064	9,555	8,963
ONEOK Partners LP	6.650%	10/1/2036	15,153	16,496
ONEOK Partners LP	6.850%	10/15/2037	6,725	7,432
ONEOK Partners LP	6.125%	2/1/2041	750	770
ONEOK Partners LP	6.200%	9/15/2043	4,185	4,245
Ovintiv Inc.	5.650%	5/15/2028	7,472	7,691
Ovintiv Inc.	7.375%	11/1/2031	5,000	5,579
Ovintiv Inc.	6.250%	7/15/2033	5,825	6,181
Ovintiv Inc.	6.500%	8/15/2034	8,443	9,069
Ovintiv Inc.	6.625%	8/15/2037	11,375	12,074
Ovintiv Inc.	6.500%	2/1/2038	2,200	2,306
Ovintiv Inc.	7.100%	7/15/2053	4,000	4,255
Patterson-UTI Energy Inc.	3.950%	2/1/2028	5,400	5,340
Patterson-UTI Energy Inc.	5.150%	11/15/2029	3,800	3,830
Patterson-UTI Energy Inc.	7.150%	10/1/2033	4,385	4,687
Phillips 66	3.900%	3/15/2028	9,896	9,858
Phillips 66	2.150%	12/15/2030	9,000	8,078
Phillips 66	4.650%	11/15/2034	4,570	4,477
Phillips 66	5.875%	5/1/2042	11,111	11,231
Phillips 66	4.875%	11/15/2044	16,940	14,866
Phillips 66 Co.	3.150%	12/15/2029	5,275	5,062
Phillips 66 Co.	5.250%	6/15/2031	23,200	24,112
Phillips 66 Co.	5.300%	6/30/2033	12,750	13,158
49

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Phillips 66 Co.	4.950%	3/15/2035	10,844	10,783
	Phillips 66 Co.	4.900%	10/1/2046	5,000	4,361
[3]	Phillips 66 Co.	5.875%	3/15/2056	7,380	7,290
[3]	Phillips 66 Co.	6.200%	3/15/2056	6,805	6,786
	Pioneer Natural Resources Co.	1.900%	8/15/2030	13,865	12,560
	Pioneer Natural Resources Co.	2.150%	1/15/2031	10,000	9,075
	Plains All American Pipeline LP	4.500%	12/15/2026	10,450	10,481
	Plains All American Pipeline LP	3.550%	12/15/2029	8,200	7,970
	Plains All American Pipeline LP	3.800%	9/15/2030	7,300	7,081
	Plains All American Pipeline LP	4.700%	1/15/2031	12,797	12,871
	Plains All American Pipeline LP	5.700%	9/15/2034	2,500	2,581
	Plains All American Pipeline LP	5.950%	6/15/2035	16,860	17,557
	Plains All American Pipeline LP	5.600%	1/15/2036	8,922	9,034
	Plains All American Pipeline LP	6.650%	1/15/2037	4,100	4,455
	Plains All American Pipeline LP	5.150%	6/1/2042	5,130	4,693
	Plains All American Pipeline LP	4.300%	1/31/2043	3,645	2,974
	Plains All American Pipeline LP	4.700%	6/15/2044	8,580	7,298
	Plains All American Pipeline LP	4.900%	2/15/2045	10,964	9,572
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	38,669	38,927
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	21,100	21,120
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	25,795	25,919
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	3,953	4,163
[8]	Schlumberger Holdings Corp.	2.650%	6/26/2030	8,960	8,398
[8]	Shell Finance US Inc.	3.875%	11/13/2028	15,336	15,326
[3]	Shell Finance US Inc.	2.375%	11/7/2029	46,263	43,636
[3]	Shell Finance US Inc.	2.750%	4/6/2030	23,705	22,464
	Shell Finance US Inc.	4.125%	11/6/2030	7,077	7,076
[3]	Shell Finance US Inc.	4.125%	5/11/2035	38,141	36,640
	Shell Finance US Inc.	4.750%	1/6/2036	24,150	24,086
[8]	Shell Finance US Inc.	6.375%	12/15/2038	30,923	34,418
[3]	Shell Finance US Inc.	4.550%	8/12/2043	16,125	14,404
[3]	Shell Finance US Inc.	4.375%	5/11/2045	32,387	27,889
[3]	Shell Finance US Inc.	4.000%	5/10/2046	23,195	18,745
[3]	Shell Finance US Inc.	3.750%	9/12/2046	6,325	4,925
[8]	Shell Finance US Inc.	3.125%	11/7/2049	8,730	5,861
[3]	Shell Finance US Inc.	3.250%	4/6/2050	15,515	10,695
[8]	Shell Finance US Inc.	3.000%	11/26/2051	21,200	13,662
	Shell International Finance BV	2.875%	11/26/2041	6,580	4,865
	Shell International Finance BV	3.625%	8/21/2042	2,427	1,950
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	4,350	4,387
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	11,450	11,619
	South Bow USA Infrastructure Holdings LLC	5.584%	10/1/2034	14,225	14,372
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	7,975	7,669
	Spectra Energy Partners LP	5.950%	9/25/2043	3,140	3,172
	Spectra Energy Partners LP	4.500%	3/15/2045	12,925	10,891
	Suncor Energy Inc.	7.150%	2/1/2032	6,407	7,193
	Suncor Energy Inc.	5.950%	12/1/2034	13,095	13,864
	Suncor Energy Inc.	6.800%	5/15/2038	5,331	5,881
	Suncor Energy Inc.	6.850%	6/1/2039	7,666	8,518
	Suncor Energy Inc.	4.000%	11/15/2047	9,295	7,054
	Suncor Energy Inc.	3.750%	3/4/2051	8,595	6,115
	Targa Resources Corp.	4.350%	1/15/2029	4,395	4,406
	Targa Resources Corp.	6.150%	3/1/2029	10,050	10,580
	Targa Resources Corp.	4.900%	9/15/2030	6,175	6,295
	Targa Resources Corp.	4.200%	2/1/2033	13,070	12,507
	Targa Resources Corp.	6.125%	3/15/2033	7,794	8,335
	Targa Resources Corp.	5.500%	2/15/2035	34,245	35,085
	Targa Resources Corp.	5.550%	8/15/2035	9,772	10,008
	Targa Resources Corp.	5.650%	2/15/2036	2,450	2,519
	Targa Resources Corp.	5.400%	7/30/2036	13,425	13,447
	Targa Resources Corp.	4.950%	4/15/2052	14,756	12,584
	Targa Resources Corp.	6.250%	7/1/2052	4,900	4,926
	Targa Resources Corp.	6.500%	2/15/2053	6,100	6,366
	Targa Resources Corp.	6.125%	5/15/2055	9,772	9,703
	Targa Resources Partners LP	5.000%	1/15/2028	9,200	9,204
	Targa Resources Partners LP	6.875%	1/15/2029	7,000	7,084
	Targa Resources Partners LP	5.500%	3/1/2030	10,000	10,158
	Targa Resources Partners LP	4.875%	2/1/2031	10,000	10,067
	Targa Resources Partners LP	4.000%	1/15/2032	6,970	6,657
	TC PipeLines LP	3.900%	5/25/2027	7,100	7,074
50

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/2027	825	855
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/2028	4,000	4,296
	Texas Eastern Transmission LP	7.000%	7/15/2032	3,205	3,596
	TotalEnergies Capital International SA	3.455%	2/19/2029	18,685	18,398
	TotalEnergies Capital International SA	2.829%	1/10/2030	11,000	10,531
	TotalEnergies Capital International SA	2.986%	6/29/2041	15,428	11,654
	TotalEnergies Capital International SA	3.461%	7/12/2049	1,400	998
	TotalEnergies Capital International SA	3.127%	5/29/2050	35,100	23,390
	TotalEnergies Capital International SA	3.386%	6/29/2060	7,000	4,546
	TotalEnergies Capital SA	3.883%	10/11/2028	5,780	5,787
	TotalEnergies Capital SA	5.150%	4/5/2034	14,400	14,963
	TotalEnergies Capital SA	4.724%	9/10/2034	29,697	29,947
	TotalEnergies Capital SA	5.488%	4/5/2054	48,455	46,881
	TotalEnergies Capital SA	5.638%	4/5/2064	14,385	13,955
	TotalEnergies Capital SA	5.425%	9/10/2064	14,685	13,736
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	10,100	10,123
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	13,610	13,456
	TransCanada PipeLines Ltd.	4.625%	3/1/2034	20,101	19,590
	TransCanada PipeLines Ltd.	5.600%	3/31/2034	3,990	4,146
	TransCanada PipeLines Ltd.	5.850%	3/15/2036	10,025	10,466
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	24,155	25,753
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	5,000	5,738
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	12,134	12,762
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	23,000	23,707
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/2028	11,200	11,184
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	14,546	13,933
[8]	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	5,202	5,239
	Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/2041	3,850	3,809
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	2,923	2,565
	Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/2048	6,550	5,676
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	5,400	4,162
[8]	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	5,056	5,005
	Valero Energy Corp.	4.350%	6/1/2028	11,262	11,317
	Valero Energy Corp.	5.150%	2/15/2030	1,420	1,462
	Valero Energy Corp.	7.500%	4/15/2032	6,041	6,920
	Valero Energy Corp.	6.625%	6/15/2037	18,035	19,873
	Valero Energy Corp.	3.650%	12/1/2051	8,400	5,804
	Valero Energy Corp.	4.000%	6/1/2052	4,500	3,318
	Viper Energy Partners LLC	4.900%	8/1/2030	2,000	2,023
	Viper Energy Partners LLC	5.700%	8/1/2035	14,700	14,951
	Western Midstream Operating LP	4.500%	3/1/2028	4,282	4,298
	Western Midstream Operating LP	4.750%	8/15/2028	2,157	2,182
	Western Midstream Operating LP	6.350%	1/15/2029	8,620	9,075
	Western Midstream Operating LP	4.050%	2/1/2030	13,573	13,297
	Western Midstream Operating LP	4.800%	3/1/2031	5,750	5,748
	Western Midstream Operating LP	6.150%	4/1/2033	5,835	6,184
	Western Midstream Operating LP	5.450%	11/15/2034	9,115	9,183
	Western Midstream Operating LP	5.500%	12/15/2035	4,296	4,280
	Western Midstream Operating LP	5.450%	4/1/2044	6,600	6,004
	Western Midstream Operating LP	5.300%	3/1/2048	6,520	5,619
	Western Midstream Operating LP	5.500%	8/15/2048	2,715	2,391
	Western Midstream Operating LP	5.250%	2/1/2050	14,000	11,989
	Williams Cos. Inc.	3.750%	6/15/2027	13,000	12,948
	Williams Cos. Inc.	5.300%	8/15/2028	7,326	7,543
	Williams Cos. Inc.	4.900%	3/15/2029	19,820	20,238
	Williams Cos. Inc.	4.800%	11/15/2029	7,100	7,233
	Williams Cos. Inc.	4.625%	6/30/2030	5,900	5,963
	Williams Cos. Inc.	3.500%	11/15/2030	12,510	12,006
[3]	Williams Cos. Inc.	7.500%	1/15/2031	550	624
	Williams Cos. Inc.	2.600%	3/15/2031	12,000	10,960
	Williams Cos. Inc.	4.650%	8/15/2032	17,370	17,401
	Williams Cos. Inc.	5.650%	3/15/2033	10,910	11,473
	Williams Cos. Inc.	5.150%	3/15/2034	19,815	20,154
	Williams Cos. Inc.	5.600%	3/15/2035	11,275	11,711
	Williams Cos. Inc.	5.300%	9/30/2035	8,500	8,651
	Williams Cos. Inc.	6.300%	4/15/2040	12,920	13,925
	Williams Cos. Inc.	5.400%	3/4/2044	9,250	8,860
	Williams Cos. Inc.	5.750%	6/24/2044	6,700	6,659
	Williams Cos. Inc.	4.900%	1/15/2045	8,178	7,329
	Williams Cos. Inc.	5.100%	9/15/2045	12,038	11,046
51

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Williams Cos. Inc.	4.850%	3/1/2048	8,890	7,791
	Williams Cos. Inc.	3.500%	10/15/2051	4,990	3,470
	Williams Cos. Inc.	5.300%	8/15/2052	7,130	6,587
	Williams Cos. Inc.	5.800%	11/15/2054	8,750	8,651
	Williams Cos. Inc.	6.000%	3/15/2055	12,800	13,011
	Woodside Finance Ltd.	4.900%	5/19/2028	6,720	6,820
	Woodside Finance Ltd.	5.400%	5/19/2030	16,333	16,773
	Woodside Finance Ltd.	5.700%	5/19/2032	6,050	6,297
	Woodside Finance Ltd.	5.100%	9/12/2034	1,373	1,357
	Woodside Finance Ltd.	6.000%	5/19/2035	25,867	26,950
	Woodside Finance Ltd.	5.700%	9/12/2054	8,500	7,981
					6,397,842
Financials (7.0%)
	ACE Capital Trust II	9.700%	4/1/2030	725	870
[3]	Aegon Ltd.	5.500%	4/11/2048	6,000	6,070
	AerCap Ireland Capital DAC	6.100%	1/15/2027	3,000	3,057
	AerCap Ireland Capital DAC	3.650%	7/21/2027	36,785	36,562
	AerCap Ireland Capital DAC	4.625%	10/15/2027	6,000	6,052
	AerCap Ireland Capital DAC	3.875%	1/23/2028	15,650	15,576
	AerCap Ireland Capital DAC	5.750%	6/6/2028	8,000	8,285
	AerCap Ireland Capital DAC	3.000%	10/29/2028	52,350	50,755
	AerCap Ireland Capital DAC	5.100%	1/19/2029	10,000	10,223
	AerCap Ireland Capital DAC	4.625%	9/10/2029	35,750	36,109
	AerCap Ireland Capital DAC	6.150%	9/30/2030	13,300	14,241
	AerCap Ireland Capital DAC	4.375%	11/15/2030	5,090	5,075
	AerCap Ireland Capital DAC	3.300%	1/30/2032	50,500	46,719
	AerCap Ireland Capital DAC	3.400%	10/29/2033	30,500	27,589
	AerCap Ireland Capital DAC	5.300%	1/19/2034	10,000	10,236
	AerCap Ireland Capital DAC	4.950%	9/10/2034	27,141	27,113
	AerCap Ireland Capital DAC	5.000%	11/15/2035	1,789	1,770
	AerCap Ireland Capital DAC	3.850%	10/29/2041	15,000	12,272
	AerCap Ireland Capital DAC	6.950%	3/10/2055	2,300	2,412
	AerCap Ireland Capital DAC	6.500%	1/31/2056	1,800	1,857
	Affiliated Managers Group Inc.	3.300%	6/15/2030	11,576	11,034
	Affiliated Managers Group Inc.	5.500%	8/20/2034	5,000	5,115
	Affiliated Managers Group Inc.	5.500%	2/15/2036	10,932	10,936
	Aflac Inc.	3.600%	4/1/2030	27,801	27,367
	Aflac Inc.	4.750%	1/15/2049	9,075	7,988
	Air Lease Corp.	2.200%	1/15/2027	5,000	4,898
	Air Lease Corp.	3.250%	10/1/2029	4,265	4,075
	Air Lease Corp.	3.125%	12/1/2030	10,000	9,273
[3]	Air Lease Corp.	5.200%	7/15/2031	12,000	12,189
[3]	Air Lease Corp.	2.875%	1/15/2032	9,650	8,650
	Alleghany Corp.	4.900%	9/15/2044	4,575	4,171
	Alleghany Corp.	3.250%	8/15/2051	11,750	7,902
	Allstate Corp.	3.280%	12/15/2026	7,950	7,906
	Allstate Corp.	5.050%	6/24/2029	4,493	4,645
	Allstate Corp.	1.450%	12/15/2030	14,000	12,221
	Allstate Corp.	5.250%	3/30/2033	15,475	16,085
	Allstate Corp.	5.350%	6/1/2033	1,700	1,764
	Allstate Corp.	5.550%	5/9/2035	14,290	14,999
	Allstate Corp.	5.950%	4/1/2036	925	994
	Allstate Corp.	4.500%	6/15/2043	5,950	5,206
	Allstate Corp.	4.200%	12/15/2046	11,235	9,248
	Allstate Corp.	3.850%	8/10/2049	11,280	8,600
[3]	Allstate Corp.	6.500%	5/15/2057	5,775	6,070
	Ally Financial Inc.	4.750%	6/9/2027	5,000	5,042
	Ally Financial Inc.	7.100%	11/15/2027	24,247	25,473
	Ally Financial Inc.	5.737%	5/15/2029	16,600	17,013
	Ally Financial Inc.	6.992%	6/13/2029	2,895	3,055
	Ally Financial Inc.	5.543%	1/17/2031	20,000	20,463
[3]	Ally Financial Inc.	8.000%	11/1/2031	27,425	31,118
	American Express Co.	2.550%	3/4/2027	31,536	31,089
	American Express Co.	3.300%	5/3/2027	38,035	37,789
	American Express Co.	5.098%	2/16/2028	47,379	47,937
	American Express Co.	5.043%	7/26/2028	9,000	9,150
	American Express Co.	4.731%	4/25/2029	14,500	14,723
	American Express Co.	4.351%	7/20/2029	54,450	54,836
	American Express Co.	5.282%	7/27/2029	26,000	26,771
52

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Express Co.	5.532%	4/25/2030	7,080	7,388
	American Express Co.	5.085%	1/30/2031	10,830	11,166
	American Express Co.	5.016%	4/25/2031	59,100	60,873
	American Express Co.	4.989%	5/26/2033	5,000	5,085
	American Express Co.	4.918%	7/20/2033	8,400	8,547
	American Express Co.	5.043%	5/1/2034	11,429	11,707
	American Express Co.	5.625%	7/28/2034	4,000	4,177
	American Express Co.	5.915%	4/25/2035	10,060	10,688
	American Express Co.	5.284%	7/26/2035	14,380	14,816
	American Express Co.	5.442%	1/30/2036	38,785	40,262
	American Express Co.	5.667%	4/25/2036	35,144	37,122
	American Express Co.	4.804%	10/24/2036	38,900	38,436
	American Express Co.	4.050%	12/3/2042	11,463	9,874
	American Financial Group Inc.	5.250%	4/2/2030	4,057	4,249
	American Financial Group Inc.	4.500%	6/15/2047	6,893	5,794
	American International Group Inc.	4.850%	5/7/2030	4,000	4,099
	American International Group Inc.	3.400%	6/30/2030	12,000	11,578
	American International Group Inc.	5.125%	3/27/2033	7,226	7,432
	American International Group Inc.	5.450%	5/7/2035	7,000	7,291
	American International Group Inc.	4.500%	7/16/2044	4,106	3,618
	American International Group Inc.	4.750%	4/1/2048	11,689	10,389
	American International Group Inc.	4.375%	6/30/2050	11,645	9,716
	American National Group Inc.	5.000%	6/15/2027	5,361	5,402
	American National Group Inc.	5.750%	10/1/2029	3,400	3,519
	American National Group Inc.	6.000%	7/15/2035	8,400	8,515
	Ameriprise Financial Inc.	5.700%	12/15/2028	4,000	4,196
	Ameriprise Financial Inc.	4.500%	5/13/2032	3,000	3,027
	Ameriprise Financial Inc.	5.150%	5/15/2033	5,000	5,191
	Ameriprise Financial Inc.	5.200%	4/15/2035	18,000	18,378
[3]	Andrew W Mellon Foundation	0.947%	8/1/2027	2,500	2,394
[3]	Aon Corp.	8.205%	1/1/2027	3,000	3,115
	Aon Corp.	2.850%	5/28/2027	4,365	4,300
	Aon Corp.	4.500%	12/15/2028	10,500	10,630
	Aon Corp.	3.750%	5/2/2029	9,459	9,357
	Aon Corp.	2.800%	5/15/2030	13,572	12,810
	Aon Corp.	2.600%	12/2/2031	3,000	2,713
	Aon Corp.	5.000%	9/12/2032	2,000	2,049
	Aon Corp.	5.350%	2/28/2033	14,056	14,642
	Aon Corp.	6.250%	9/30/2040	4,650	5,079
	Aon Corp.	2.900%	8/23/2051	12,233	7,616
	Aon Corp.	3.900%	2/28/2052	10,617	7,937
	Aon Global Ltd.	4.600%	6/14/2044	8,451	7,381
	Aon Global Ltd.	4.750%	5/15/2045	1,104	980
	Aon North America Inc.	5.125%	3/1/2027	3,335	3,377
	Aon North America Inc.	5.150%	3/1/2029	15,735	16,195
	Aon North America Inc.	5.300%	3/1/2031	8,435	8,797
	Aon North America Inc.	5.450%	3/1/2034	28,582	29,713
	Aon North America Inc.	5.750%	3/1/2054	23,848	23,734
[8]	Apollo Debt Solutions BDC	5.200%	12/8/2028	2,175	2,174
	Apollo Debt Solutions BDC	6.900%	4/13/2029	20,000	21,006
	Apollo Debt Solutions BDC	5.875%	8/30/2030	18,450	18,645
	Apollo Debt Solutions BDC	6.700%	7/29/2031	11,148	11,772
	Apollo Debt Solutions BDC	6.550%	3/15/2032	6,950	7,172
	Apollo Global Management Inc.	6.375%	11/15/2033	5,090	5,590
	Apollo Global Management Inc.	5.150%	8/12/2035	5,000	5,007
	Apollo Global Management Inc.	5.800%	5/21/2054	9,100	8,940
	Apollo Global Management Inc.	6.000%	12/15/2054	5,650	5,600
	Arch Capital Finance LLC	4.011%	12/15/2026	4,725	4,726
	Arch Capital Finance LLC	5.031%	12/15/2046	3,225	3,005
	Arch Capital Group Ltd.	7.350%	5/1/2034	1,100	1,274
	Arch Capital Group Ltd.	3.635%	6/30/2050	9,640	7,154
	Arch Capital Group US Inc.	5.144%	11/1/2043	9,837	9,333
	Ares Capital Corp.	7.000%	1/15/2027	10,596	10,859
	Ares Capital Corp.	2.875%	6/15/2028	890	851
	Ares Capital Corp.	5.875%	3/1/2029	24,087	24,716
	Ares Capital Corp.	5.950%	7/15/2029	3,600	3,697
	Ares Capital Corp.	5.500%	9/1/2030	9,050	9,114
	Ares Capital Corp.	5.100%	1/15/2031	12,500	12,338
	Ares Capital Corp.	5.800%	3/8/2032	23,152	23,376
	Ares Strategic Income Fund	5.700%	3/15/2028	12,550	12,710
53

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Ares Strategic Income Fund	5.450%	9/9/2028	2,670	2,690
[8]	Ares Strategic Income Fund	4.850%	1/15/2029	11,400	11,266
	Ares Strategic Income Fund	6.350%	8/15/2029	9,525	9,812
	Ares Strategic Income Fund	5.600%	2/15/2030	8,500	8,542
[8]	Ares Strategic Income Fund	5.800%	9/9/2030	6,075	6,137
[8]	Ares Strategic Income Fund	5.150%	1/15/2031	13,400	13,149
	Ares Strategic Income Fund	6.200%	3/21/2032	12,300	12,621
	Arthur J Gallagher & Co.	4.600%	12/15/2027	2,320	2,345
	Arthur J Gallagher & Co.	4.850%	12/15/2029	1,660	1,699
	Arthur J Gallagher & Co.	2.400%	11/9/2031	6,000	5,358
	Arthur J Gallagher & Co.	5.000%	2/15/2032	1,920	1,963
	Arthur J Gallagher & Co.	5.500%	3/2/2033	5,000	5,204
	Arthur J Gallagher & Co.	6.500%	2/15/2034	9,628	10,607
	Arthur J Gallagher & Co.	5.150%	2/15/2035	28,296	28,608
	Arthur J Gallagher & Co.	3.500%	5/20/2051	10,000	6,974
	Arthur J Gallagher & Co.	3.050%	3/9/2052	2,000	1,266
	Arthur J Gallagher & Co.	5.750%	3/2/2053	8,590	8,419
	Arthur J Gallagher & Co.	6.750%	2/15/2054	5,000	5,518
	Arthur J Gallagher & Co.	5.550%	2/15/2055	23,380	22,410
	Associated Banc-Corp.	6.455%	8/29/2030	1,000	1,039
	Assurant Inc.	4.900%	3/27/2028	1,600	1,621
	Assurant Inc.	3.700%	2/22/2030	1,300	1,262
	Assurant Inc.	5.550%	2/15/2036	1,400	1,423
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	3,600	3,781
	Assured Guaranty US Holdings Inc.	3.150%	6/15/2031	2,000	1,886
	Assured Guaranty US Holdings Inc.	3.600%	9/15/2051	2,000	1,407
[8]	Athene Global Funding	5.583%	1/9/2029	8,500	8,732
	Athene Holding Ltd.	4.125%	1/12/2028	12,525	12,512
	Athene Holding Ltd.	6.150%	4/3/2030	11,425	12,122
	Athene Holding Ltd.	3.500%	1/15/2031	21,558	20,373
	Athene Holding Ltd.	6.650%	2/1/2033	20,000	21,689
	Athene Holding Ltd.	5.875%	1/15/2034	10,575	10,962
	Athene Holding Ltd.	3.950%	5/25/2051	5,800	4,054
	Athene Holding Ltd.	3.450%	5/15/2052	11,775	7,440
	Athene Holding Ltd.	6.625%	10/15/2054	6,910	6,895
	Athene Holding Ltd.	6.625%	5/19/2055	28,350	28,849
	Athene Holding Ltd.	6.875%	6/28/2055	6,625	6,615
[3]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/2026	13,750	13,828
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	7,000	7,121
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	14,500	14,800
	AXA SA	8.600%	12/15/2030	7,660	8,978
	AXIS Specialty Finance LLC	3.900%	7/15/2029	2,600	2,573
[3]	AXIS Specialty Finance LLC	4.900%	1/15/2040	2,930	2,822
	AXIS Specialty Finance plc	4.000%	12/6/2027	10,000	9,984
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	3,150	3,146
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	10,000	10,359
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	8,200	9,539
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	12,000	12,785
	Banco Santander SA	4.250%	4/11/2027	18,975	19,015
	Banco Santander SA	5.294%	8/18/2027	32,500	33,101
	Banco Santander SA	3.800%	2/23/2028	9,800	9,723
	Banco Santander SA	5.552%	3/14/2028	9,490	9,646
	Banco Santander SA	4.175%	3/24/2028	25,000	25,015
	Banco Santander SA	4.379%	4/12/2028	12,800	12,867
[3]	Banco Santander SA	5.365%	7/15/2028	7,800	7,948
	Banco Santander SA	5.588%	8/8/2028	10,000	10,365
	Banco Santander SA	6.607%	11/7/2028	19,000	20,268
	Banco Santander SA	5.538%	3/14/2030	11,200	11,593
	Banco Santander SA	3.490%	5/28/2030	2,400	2,314
	Banco Santander SA	2.749%	12/3/2030	15,000	13,661
	Banco Santander SA	2.958%	3/25/2031	17,900	16,636
	Banco Santander SA	5.439%	7/15/2031	22,600	23,762
	Banco Santander SA	6.921%	8/8/2033	22,000	24,384
	Banco Santander SA	6.938%	11/7/2033	16,640	19,048
	Banco Santander SA	6.350%	3/14/2034	33,200	35,776
	Banco Santander SA	6.033%	1/17/2035	10,200	10,937
[3]	Bank of America Corp.	3.248%	10/21/2027	55,600	55,104
[3]	Bank of America Corp.	4.183%	11/25/2027	25,400	25,443
[3]	Bank of America Corp.	3.824%	1/20/2028	33,792	33,709
[3]	Bank of America Corp.	2.551%	2/4/2028	1,080	1,063
54

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of America Corp.	4.376%	4/27/2028	20,050	20,128
[3]	Bank of America Corp.	3.593%	7/21/2028	47,625	47,302
[3]	Bank of America Corp.	4.948%	7/22/2028	53,000	53,744
	Bank of America Corp.	6.204%	11/10/2028	21,000	21,820
[3]	Bank of America Corp.	3.419%	12/20/2028	101,985	100,796
	Bank of America Corp.	4.979%	1/24/2029	50,000	50,927
[3]	Bank of America Corp.	3.970%	3/5/2029	10,000	9,982
	Bank of America Corp.	5.202%	4/25/2029	53,605	54,912
	Bank of America Corp.	4.623%	5/9/2029	92,268	93,469
[3]	Bank of America Corp.	2.087%	6/14/2029	25,000	23,839
[3]	Bank of America Corp.	4.271%	7/23/2029	40,000	40,170
[3]	Bank of America Corp.	3.974%	2/7/2030	10,000	9,945
[3]	Bank of America Corp.	3.194%	7/23/2030	6,065	5,858
[3]	Bank of America Corp.	2.884%	10/22/2030	38,825	36,953
	Bank of America Corp.	5.162%	1/24/2031	45,455	46,942
[3]	Bank of America Corp.	2.496%	2/13/2031	5,955	5,546
[3]	Bank of America Corp.	2.592%	4/29/2031	53,048	49,424
[3]	Bank of America Corp.	1.898%	7/23/2031	20,800	18,681
[3]	Bank of America Corp.	2.651%	3/11/2032	13,300	12,212
	Bank of America Corp.	2.687%	4/22/2032	112,675	103,327
	Bank of America Corp.	2.299%	7/21/2032	14,000	12,516
	Bank of America Corp.	2.572%	10/20/2032	26,399	23,795
[3]	Bank of America Corp.	2.972%	2/4/2033	17,275	15,788
[3]	Bank of America Corp.	5.015%	7/22/2033	35,500	36,194
	Bank of America Corp.	5.288%	4/25/2034	62,955	64,907
	Bank of America Corp.	5.468%	1/23/2035	52,765	54,949
[3]	Bank of America Corp.	5.425%	8/15/2035	14,200	14,520
	Bank of America Corp.	5.518%	10/25/2035	78,248	80,223
	Bank of America Corp.	5.511%	1/24/2036	50,440	52,669
	Bank of America Corp.	5.744%	2/12/2036	18,000	18,765
	Bank of America Corp.	5.464%	5/9/2036	64,705	67,304
	Bank of America Corp.	2.482%	9/21/2036	26,650	23,414
	Bank of America Corp.	6.110%	1/29/2037	13,848	14,924
[3]	Bank of America Corp.	4.244%	4/24/2038	36,831	34,317
	Bank of America Corp.	7.750%	5/14/2038	18,175	22,095
[3]	Bank of America Corp.	4.078%	4/23/2040	23,405	20,871
[3]	Bank of America Corp.	2.676%	6/19/2041	101,925	75,034
[3]	Bank of America Corp.	5.875%	2/7/2042	5,235	5,564
	Bank of America Corp.	3.311%	4/22/2042	47,505	37,438
[3]	Bank of America Corp.	5.000%	1/21/2044	14,777	14,245
[3]	Bank of America Corp.	4.875%	4/1/2044	7,682	7,282
[3]	Bank of America Corp.	4.750%	4/21/2045	4,425	3,991
[3]	Bank of America Corp.	4.443%	1/20/2048	10,998	9,529
[3]	Bank of America Corp.	3.946%	1/23/2049	17,575	14,012
[3]	Bank of America Corp.	4.330%	3/15/2050	2,600	2,186
[3]	Bank of America Corp.	4.083%	3/20/2051	104,135	83,497
[3]	Bank of America Corp.	3.483%	3/13/2052	600	432
	Bank of America Corp.	2.972%	7/21/2052	31,750	20,787
[3]	Bank of Montreal	2.650%	3/8/2027	13,425	13,235
[3]	Bank of Montreal	4.700%	9/14/2027	1,500	1,520
	Bank of Montreal	5.203%	2/1/2028	25,400	26,042
	Bank of Montreal	5.717%	9/25/2028	8,300	8,655
	Bank of Montreal	5.511%	6/4/2031	10,500	11,045
[3]	Bank of Montreal	3.803%	12/15/2032	18,390	18,176
	Bank of Montreal	3.088%	1/10/2037	7,600	6,836
[3]	Bank of New York Mellon Corp.	2.050%	1/26/2027	3,400	3,338
[3]	Bank of New York Mellon Corp.	3.250%	5/16/2027	15,989	15,880
[3]	Bank of New York Mellon Corp.	3.400%	1/29/2028	6,200	6,156
[3]	Bank of New York Mellon Corp.	3.442%	2/7/2028	14,576	14,503
	Bank of New York Mellon Corp.	4.441%	6/9/2028	6,835	6,886
[3]	Bank of New York Mellon Corp.	3.992%	6/13/2028	9,000	9,007
	Bank of New York Mellon Corp.	4.890%	7/21/2028	21,350	21,672
[3]	Bank of New York Mellon Corp.	5.802%	10/25/2028	15,000	15,506
[3]	Bank of New York Mellon Corp.	3.000%	10/30/2028	3,700	3,604
	Bank of New York Mellon Corp.	4.543%	2/1/2029	11,875	12,022
	Bank of New York Mellon Corp.	4.729%	4/20/2029	1,650	1,677
[3]	Bank of New York Mellon Corp.	6.317%	10/25/2029	9,000	9,555
[3]	Bank of New York Mellon Corp.	4.975%	3/14/2030	71,000	73,066
[3]	Bank of New York Mellon Corp.	1.650%	1/28/2031	3,113	2,752
	Bank of New York Mellon Corp.	4.942%	2/11/2031	66,153	68,037
55

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of New York Mellon Corp.	2.500%	1/26/2032	9,350	8,524
	Bank of New York Mellon Corp.	5.060%	7/22/2032	17,500	18,131
[3]	Bank of New York Mellon Corp.	5.834%	10/25/2033	26,057	28,095
	Bank of New York Mellon Corp.	4.706%	2/1/2034	26,500	26,585
[3]	Bank of New York Mellon Corp.	4.967%	4/26/2034	20,000	20,383
[3]	Bank of New York Mellon Corp.	5.188%	3/14/2035	11,065	11,419
	Bank of New York Mellon Corp.	5.316%	6/6/2036	33,525	34,739
	Bank of Nova Scotia	1.950%	2/2/2027	1,140	1,117
[3]	Bank of Nova Scotia	5.400%	6/4/2027	4,500	4,595
	Bank of Nova Scotia	5.250%	6/12/2028	25,000	25,764
	Bank of Nova Scotia	4.404%	9/8/2028	1,280	1,287
	Bank of Nova Scotia	4.932%	2/14/2029	6,010	6,126
[3]	Bank of Nova Scotia	5.450%	8/1/2029	3,750	3,904
	Bank of Nova Scotia	5.130%	2/14/2031	10,850	11,173
	Bank of Nova Scotia	2.450%	2/2/2032	20,650	18,424
	Bank of Nova Scotia	4.740%	11/10/2032	14,120	14,286
	Bank of Nova Scotia	5.650%	2/1/2034	8,450	8,973
	Bank of Nova Scotia	4.588%	5/4/2037	25,500	24,852
	BankUnited Inc.	5.125%	6/11/2030	5,000	5,016
	Barclays plc	4.337%	1/10/2028	13,206	13,238
	Barclays plc	5.674%	3/12/2028	11,775	11,987
	Barclays plc	4.836%	5/9/2028	26,410	26,614
	Barclays plc	4.837%	9/10/2028	18,531	18,746
	Barclays plc	7.385%	11/2/2028	15,000	15,855
	Barclays plc	5.086%	2/25/2029	21,480	21,882
[3]	Barclays plc	4.972%	5/16/2029	14,400	14,638
	Barclays plc	6.490%	9/13/2029	31,205	32,971
	Barclays plc	4.476%	11/11/2029	10,200	10,255
	Barclays plc	5.690%	3/12/2030	14,600	15,190
[3]	Barclays plc	5.088%	6/20/2030	10,530	10,706
	Barclays plc	4.942%	9/10/2030	46,118	46,997
	Barclays plc	5.367%	2/25/2031	11,650	12,036
	Barclays plc	2.645%	6/24/2031	34,800	32,198
	Barclays plc	2.667%	3/10/2032	14,250	12,974
	Barclays plc	2.894%	11/24/2032	23,935	21,748
	Barclays plc	5.746%	8/9/2033	13,345	14,011
	Barclays plc	7.437%	11/2/2033	36,520	41,763
	Barclays plc	6.224%	5/9/2034	16,885	18,167
	Barclays plc	7.119%	6/27/2034	15,259	17,081
	Barclays plc	6.692%	9/13/2034	20,415	22,588
	Barclays plc	5.335%	9/10/2035	22,972	23,338
	Barclays plc	3.564%	9/23/2035	24,475	23,094
	Barclays plc	5.785%	2/25/2036	55,533	58,129
	Barclays plc	3.811%	3/10/2042	11,600	9,306
	Barclays plc	3.330%	11/24/2042	16,000	12,333
	Barclays plc	5.250%	8/17/2045	14,000	13,440
	Barclays plc	5.860%	8/11/2046	8,015	8,206
	Barclays plc	4.950%	1/10/2047	13,800	12,670
	Barclays plc	6.036%	3/12/2055	9,000	9,448
	Barings BDC Inc.	5.200%	9/15/2028	2,250	2,238
[8]	Barings Private Credit Corp.	6.150%	6/11/2030	8,175	8,153
	Berkshire Hathaway Finance Corp.	2.300%	3/15/2027	5,000	4,923
	Berkshire Hathaway Finance Corp.	1.850%	3/12/2030	2,000	1,837
	Berkshire Hathaway Finance Corp.	1.450%	10/15/2030	5,000	4,459
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	4,325	3,970
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	12,729	11,314
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	25,450	21,230
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	6,395	5,366
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	34,825	22,386
	Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	10,000	5,977
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	51,085	39,309
	Berkshire Hathaway Inc.	4.500%	2/11/2043	2,765	2,595
	BGC Group Inc.	8.000%	5/25/2028	4,800	5,127
	BlackRock Funding Inc.	4.600%	7/26/2027	7,020	7,117
	BlackRock Funding Inc.	4.700%	3/14/2029	6,750	6,901
	BlackRock Funding Inc.	5.000%	3/14/2034	16,300	16,848
	BlackRock Funding Inc.	4.900%	1/8/2035	9,520	9,717
	BlackRock Funding Inc.	5.250%	3/14/2054	16,300	15,598
	BlackRock Funding Inc.	5.350%	1/8/2055	9,520	9,244
	Blackrock Inc.	3.200%	3/15/2027	6,000	5,964
56

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Blackrock Inc.	3.250%	4/30/2029	3,000	2,940
	Blackrock Inc.	2.400%	4/30/2030	11,000	10,301
	Blackrock Inc.	1.900%	1/28/2031	13,575	12,196
	Blackrock Inc.	2.100%	2/25/2032	30,500	26,933
	Blackrock Inc.	4.750%	5/25/2033	6,430	6,572
	Blackstone Private Credit Fund	2.625%	12/15/2026	7,369	7,240
	Blackstone Private Credit Fund	7.300%	11/27/2028	3,781	4,010
	Blackstone Private Credit Fund	5.950%	7/16/2029	31,210	31,848
	Blackstone Private Credit Fund	5.600%	11/22/2029	14,550	14,682
	Blackstone Private Credit Fund	5.050%	9/10/2030	5,400	5,317
	Blackstone Private Credit Fund	6.250%	1/25/2031	10,585	10,912
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	5,357	5,358
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	4,300	4,338
	Blackstone Reg Finance Co. LLC	4.950%	2/15/2036	7,813	7,756
	Blackstone Secured Lending Fund	2.125%	2/15/2027	10,000	9,731
	Blackstone Secured Lending Fund	5.875%	11/15/2027	7,600	7,759
	Blackstone Secured Lending Fund	5.350%	4/13/2028	6,000	6,052
	Blackstone Secured Lending Fund	2.850%	9/30/2028	7,575	7,163
	Blackstone Secured Lending Fund	5.300%	6/30/2030	3,800	3,785
	Blackstone Secured Lending Fund	5.125%	1/31/2031	11,575	11,430
	Blue Owl Capital Corp.	2.625%	1/15/2027	4,900	4,786
	Blue Owl Capital Corp.	2.875%	6/11/2028	29,464	27,834
	Blue Owl Capital Corp.	5.950%	3/15/2029	18,890	19,066
	Blue Owl Capital Corp.	6.200%	7/15/2030	7,600	7,700
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	15,150	16,020
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	9,510	9,779
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	9,600	9,586
	Blue Owl Credit Income Corp.	6.650%	3/15/2031	6,500	6,695
	Blue Owl Finance LLC	3.125%	6/10/2031	7,761	7,030
	Blue Owl Finance LLC	6.250%	4/18/2034	11,800	12,171
	Blue Owl Finance LLC	4.125%	10/7/2051	1,191	833
[8]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	10,446	10,505
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	7,000	7,161
[3]	BPCE SA	3.375%	12/2/2026	4,001	3,981
	Brighthouse Financial Inc.	5.625%	5/15/2030	5,000	5,069
	Brighthouse Financial Inc.	4.700%	6/22/2047	6,415	4,710
	Brighthouse Financial Inc.	3.850%	12/22/2051	3,550	2,137
	Brookfield Asset Management Ltd.	5.795%	4/24/2035	4,150	4,339
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	11,400	11,380
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	15,000	15,338
	Brookfield Capital Finance LLC	6.087%	6/14/2033	12,184	13,033
	Brookfield Finance I UK plc	2.340%	1/30/2032	14,385	12,611
	Brookfield Finance Inc.	3.900%	1/25/2028	2,125	2,119
	Brookfield Finance Inc.	4.850%	3/29/2029	18,625	18,919
	Brookfield Finance Inc.	4.350%	4/15/2030	920	924
	Brookfield Finance Inc.	2.724%	4/15/2031	3,300	3,022
	Brookfield Finance Inc.	6.350%	1/5/2034	12,590	13,668
	Brookfield Finance Inc.	5.675%	1/15/2035	15,845	16,390
	Brookfield Finance Inc.	3.500%	3/30/2051	2,825	1,959
	Brookfield Finance Inc.	5.968%	3/4/2054	19,500	19,645
	Brookfield Finance Inc.	5.813%	3/3/2055	9,000	8,865
	Brookfield Finance LLC	3.450%	4/15/2050	16,950	11,658
	Brown & Brown Inc.	4.600%	12/23/2026	5,625	5,654
	Brown & Brown Inc.	4.700%	6/23/2028	2,115	2,140
	Brown & Brown Inc.	4.900%	6/23/2030	2,275	2,307
	Brown & Brown Inc.	2.375%	3/15/2031	7,603	6,820
	Brown & Brown Inc.	4.200%	3/17/2032	9,730	9,404
	Brown & Brown Inc.	5.250%	6/23/2032	1,225	1,251
	Brown & Brown Inc.	5.550%	6/23/2035	23,975	24,605
	Brown & Brown Inc.	4.950%	3/17/2052	6,855	5,986
	Brown & Brown Inc.	6.250%	6/23/2055	11,500	11,954
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	16,095	16,015
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	6,320	6,442
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	3,490	3,570
	Canadian Imperial Bank of Commerce	5.986%	10/3/2028	2,695	2,830
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	7,314	7,435
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	11,500	11,908
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	20,000	20,155
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	30,584	29,142
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	17,980	19,531
57

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	4.100%	2/9/2027	15,300	15,310
	Capital One Financial Corp.	3.750%	3/9/2027	28,350	28,270
	Capital One Financial Corp.	3.650%	5/11/2027	19,440	19,352
	Capital One Financial Corp.	3.800%	1/31/2028	20,375	20,292
	Capital One Financial Corp.	5.468%	2/1/2029	58,482	60,062
	Capital One Financial Corp.	6.312%	6/8/2029	20,000	20,991
	Capital One Financial Corp.	5.700%	2/1/2030	16,314	16,958
	Capital One Financial Corp.	3.273%	3/1/2030	11,520	11,179
	Capital One Financial Corp.	5.247%	7/26/2030	6,000	6,189
	Capital One Financial Corp.	4.493%	9/11/2031	9,150	9,130
[3]	Capital One Financial Corp.	7.624%	10/30/2031	26,016	29,391
	Capital One Financial Corp.	2.359%	7/29/2032	4,000	3,502
	Capital One Financial Corp.	2.618%	11/2/2032	5,850	5,247
	Capital One Financial Corp.	5.268%	5/10/2033	6,640	6,808
	Capital One Financial Corp.	5.817%	2/1/2034	5,990	6,271
	Capital One Financial Corp.	6.377%	6/8/2034	18,598	20,103
	Capital One Financial Corp.	7.964%	11/2/2034	12,000	14,144
	Capital One Financial Corp.	6.051%	2/1/2035	24,443	25,976
	Capital One Financial Corp.	5.884%	7/26/2035	27,000	28,404
	Capital One Financial Corp.	6.183%	1/30/2036	48,000	50,159
	Capital One Financial Corp.	5.197%	9/11/2036	16,200	16,118
[3]	Capital One NA	4.650%	9/13/2028	3,000	3,043
[3]	Capital One NA	2.700%	2/6/2030	8,000	7,541
	Capital Southwest Corp.	5.950%	9/18/2030	2,711	2,730
	Carlyle Group Inc.	5.050%	9/19/2035	10,000	9,864
	Carlyle Secured Lending Inc.	5.750%	2/15/2031	9,700	9,558
	Cboe Global Markets Inc.	3.650%	1/12/2027	4,910	4,900
	Cboe Global Markets Inc.	1.625%	12/15/2030	5,830	5,175
	Charles Schwab Corp.	3.200%	3/2/2027	3,500	3,473
	Charles Schwab Corp.	2.450%	3/3/2027	31,290	30,822
	Charles Schwab Corp.	3.300%	4/1/2027	13,850	13,763
	Charles Schwab Corp.	3.200%	1/25/2028	5,350	5,277
	Charles Schwab Corp.	2.000%	3/20/2028	10,000	9,620
	Charles Schwab Corp.	4.000%	2/1/2029	5,550	5,569
	Charles Schwab Corp.	3.250%	5/22/2029	5,990	5,835
	Charles Schwab Corp.	2.750%	10/1/2029	2,590	2,468
	Charles Schwab Corp.	6.196%	11/17/2029	13,775	14,567
	Charles Schwab Corp.	1.650%	3/11/2031	13,300	11,670
	Charles Schwab Corp.	2.300%	5/13/2031	16,000	14,485
	Charles Schwab Corp.	4.343%	11/14/2031	11,900	11,877
	Charles Schwab Corp.	1.950%	12/1/2031	16,985	14,876
	Charles Schwab Corp.	2.900%	3/3/2032	26,000	23,807
	Charles Schwab Corp.	5.853%	5/19/2034	16,280	17,426
	Charles Schwab Corp.	6.136%	8/24/2034	14,675	15,990
	Charles Schwab Corp.	4.914%	11/14/2036	7,189	7,154
	Chubb INA Holdings LLC	1.375%	9/15/2030	9,400	8,282
	Chubb INA Holdings LLC	5.000%	3/15/2034	21,530	22,015
	Chubb INA Holdings LLC	4.900%	8/15/2035	49,300	49,511
	Chubb INA Holdings LLC	6.700%	5/15/2036	1,810	2,073
	Chubb INA Holdings LLC	6.000%	5/11/2037	4,200	4,567
[3]	Chubb INA Holdings LLC	6.500%	5/15/2038	4,805	5,446
	Chubb INA Holdings LLC	4.150%	3/13/2043	1,100	948
	Chubb INA Holdings LLC	4.350%	11/3/2045	25,692	22,372
	Chubb INA Holdings LLC	2.850%	12/15/2051	6,000	3,816
	Chubb INA Holdings LLC	3.050%	12/15/2061	7,800	4,790
	CI Financial Corp.	3.200%	12/17/2030	10,930	9,893
[3]	Cincinnati Financial Corp.	6.920%	5/15/2028	6,363	6,776
[3]	Citibank NA	5.488%	12/4/2026	19,000	19,253
	Citibank NA	5.803%	9/29/2028	17,970	18,849
	Citibank NA	4.838%	8/6/2029	7,195	7,361
[3]	Citibank NA	4.914%	5/29/2030	6,800	6,995
[3]	Citibank NA	5.570%	4/30/2034	22,500	23,804
	Citigroup Inc.	4.450%	9/29/2027	34,810	35,034
[3]	Citigroup Inc.	3.887%	1/10/2028	35,125	35,059
[3]	Citigroup Inc.	3.070%	2/24/2028	20,000	19,774
	Citigroup Inc.	4.643%	5/7/2028	60,450	60,940
	Citigroup Inc.	4.658%	5/24/2028	5,570	5,618
	Citigroup Inc.	4.125%	7/25/2028	600	600
[3]	Citigroup Inc.	3.520%	10/27/2028	30,050	29,789
	Citigroup Inc.	4.542%	9/19/2030	15,800	15,919
58

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Citigroup Inc.	2.976%	11/5/2030	38,100	36,280
[3]	Citigroup Inc.	4.412%	3/31/2031	78,850	78,823
	Citigroup Inc.	4.952%	5/7/2031	138,115	141,001
[3]	Citigroup Inc.	2.572%	6/3/2031	3,800	3,521
	Citigroup Inc.	4.503%	9/11/2031	196,126	196,631
	Citigroup Inc.	2.520%	11/3/2032	18,000	16,120
	Citigroup Inc.	3.057%	1/25/2033	29,600	27,099
	Citigroup Inc.	3.785%	3/17/2033	32,099	30,581
	Citigroup Inc.	4.910%	5/24/2033	7,200	7,282
	Citigroup Inc.	6.000%	10/31/2033	6,135	6,604
	Citigroup Inc.	6.270%	11/17/2033	43,000	46,812
	Citigroup Inc.	6.174%	5/25/2034	61,365	65,312
	Citigroup Inc.	5.827%	2/13/2035	49,515	51,492
	Citigroup Inc.	6.020%	1/24/2036	29,055	30,474
	Citigroup Inc.	6.125%	8/25/2036	11,118	11,835
	Citigroup Inc.	5.174%	9/11/2036	113,176	114,332
[3]	Citigroup Inc.	3.878%	1/24/2039	13,125	11,593
	Citigroup Inc.	8.125%	7/15/2039	13,096	16,793
[3]	Citigroup Inc.	5.316%	3/26/2041	59,275	59,241
	Citigroup Inc.	5.875%	1/30/2042	12,839	13,513
	Citigroup Inc.	2.904%	11/3/2042	2,290	1,687
	Citigroup Inc.	4.950%	11/7/2043	8,250	7,320
	Citigroup Inc.	5.300%	5/6/2044	8,700	8,444
	Citigroup Inc.	4.650%	7/30/2045	8,275	7,435
	Citigroup Inc.	4.750%	5/18/2046	9,658	8,475
	Citigroup Inc.	4.650%	7/23/2048	19,785	17,451
	Citigroup Inc.	5.612%	3/4/2056	27,296	27,168
	Citizens Bank NA	4.575%	8/9/2028	6,075	6,119
	Citizens Financial Group Inc.	5.841%	1/23/2030	13,825	14,422
	Citizens Financial Group Inc.	2.500%	2/6/2030	10,876	10,119
	Citizens Financial Group Inc.	3.250%	4/30/2030	7,700	7,359
	Citizens Financial Group Inc.	5.253%	3/5/2031	10,550	10,834
	Citizens Financial Group Inc.	5.718%	7/23/2032	6,080	6,381
	Citizens Financial Group Inc.	2.638%	9/30/2032	8,000	6,912
	Citizens Financial Group Inc.	6.645%	4/25/2035	8,556	9,405
	CME Group Inc.	4.400%	3/15/2030	9,000	9,132
	CME Group Inc.	5.300%	9/15/2043	10,840	10,868
	CME Group Inc.	4.150%	6/15/2048	9,762	8,150
	CNA Financial Corp.	3.450%	8/15/2027	5,000	4,951
	CNA Financial Corp.	3.900%	5/1/2029	11,450	11,335
	CNA Financial Corp.	2.050%	8/15/2030	2,445	2,199
	CNA Financial Corp.	5.500%	6/15/2033	5,302	5,498
	CNA Financial Corp.	5.125%	2/15/2034	14,406	14,497
	CNA Financial Corp.	5.200%	8/15/2035	10,200	10,250
	CNO Financial Group Inc.	5.250%	5/30/2029	5,400	5,483
	CNO Financial Group Inc.	6.450%	6/15/2034	8,570	9,065
	Comerica Bank	5.332%	8/25/2033	5,110	5,148
	Comerica Inc.	4.000%	2/1/2029	5,370	5,316
	Comerica Inc.	5.982%	1/30/2030	10,235	10,679
	Commonwealth Bank of Australia	4.423%	3/14/2028	9,050	9,165
[3]	Commonwealth Bank of Australia	4.150%	10/1/2030	4,288	4,295
	Cooperatieve Rabobank UA	4.883%	1/21/2028	11,500	11,760
	Cooperatieve Rabobank UA	4.800%	1/9/2029	8,300	8,489
	Cooperatieve Rabobank UA	4.494%	10/17/2029	13,250	13,478
[3]	Cooperatieve Rabobank UA	5.250%	5/24/2041	663	665
	Cooperatieve Rabobank UA	5.750%	12/1/2043	20,449	20,621
	Cooperatieve Rabobank UA	5.250%	8/4/2045	29,173	27,453
	Corebridge Financial Inc.	3.650%	4/5/2027	12,000	11,930
	Corebridge Financial Inc.	3.850%	4/5/2029	20,288	19,982
	Corebridge Financial Inc.	3.900%	4/5/2032	22,628	21,481
	Corebridge Financial Inc.	6.050%	9/15/2033	10,695	11,354
	Corebridge Financial Inc.	5.750%	1/15/2034	21,785	22,775
	Corebridge Financial Inc.	4.350%	4/5/2042	11,815	10,083
	Corebridge Financial Inc.	4.400%	4/5/2052	14,265	11,557
	Corebridge Financial Inc.	6.875%	12/15/2052	10,340	10,584
	Corebridge Financial Inc.	6.375%	9/15/2054	8,500	8,570
	Credit Suisse USA LLC	7.125%	7/15/2032	7,791	8,897
	Deutsche Bank AG	2.552%	1/7/2028	3,976	3,911
	Deutsche Bank AG	5.706%	2/8/2028	7,000	7,112
	Deutsche Bank AG	6.720%	1/18/2029	20,800	21,774
59

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Deutsche Bank AG	6.819%	11/20/2029	17,380	18,527
	Deutsche Bank AG	4.999%	9/11/2030	15,000	15,224
	Deutsche Bank AG	5.297%	5/9/2031	43,175	44,230
	Deutsche Bank AG	5.882%	7/8/2031	2,282	2,369
	Deutsche Bank AG	4.950%	8/4/2031	30,140	30,460
[3]	Deutsche Bank AG	3.547%	9/18/2031	14,000	13,328
	Deutsche Bank AG	4.469%	12/10/2031	14,000	13,948
	Deutsche Bank AG	3.729%	1/14/2032	15,895	15,027
	Deutsche Bank AG	3.035%	5/28/2032	10,500	9,640
	Deutsche Bank AG	4.875%	12/1/2032	14,405	14,467
	Deutsche Bank AG	3.742%	1/7/2033	13,126	12,186
	Deutsche Bank AG	7.079%	2/10/2034	16,846	18,518
	Deutsche Bank AG	5.403%	9/11/2035	15,398	15,699
	Eaton Vance Corp.	3.500%	4/6/2027	5,053	5,028
	Enact Holdings Inc.	6.250%	5/28/2029	9,779	10,234
	Enstar Finance LLC	5.500%	1/15/2042	7,055	6,966
	Enstar Group Ltd.	4.950%	6/1/2029	714	720
	Enstar Group Ltd.	3.100%	9/1/2031	11,000	9,876
	Equitable Holdings Inc.	4.350%	4/20/2028	5,190	5,212
	Equitable Holdings Inc.	5.594%	1/11/2033	6,180	6,447
	Equitable Holdings Inc.	5.000%	4/20/2048	15,118	13,546
	Equitable Holdings Inc.	6.700%	3/28/2055	5,800	6,051
	Essent Group Ltd.	6.250%	7/1/2029	5,800	6,057
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	3,225	2,852
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	12,000	8,351
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	11,750	7,448
	F&G Annuities & Life Inc.	6.500%	6/4/2029	5,000	5,207
	F&G Annuities & Life Inc.	6.250%	10/4/2034	5,750	5,851
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	6,000	6,083
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	10,000	10,035
	Fairfax Financial Holdings Ltd.	3.375%	3/3/2031	5,000	4,715
	Fairfax Financial Holdings Ltd.	5.625%	8/16/2032	7,600	7,930
	Fairfax Financial Holdings Ltd.	6.000%	12/7/2033	8,570	9,090
	Fairfax Financial Holdings Ltd.	5.750%	5/20/2035	9,600	9,972
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	11,250	11,632
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	6,900	6,909
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	4,600	4,856
	Fidelity National Financial Inc.	3.400%	6/15/2030	4,311	4,115
	Fidelity National Financial Inc.	2.450%	3/15/2031	6,190	5,527
	Fidelity National Financial Inc.	3.200%	9/17/2051	10,000	6,342
	Fifth Third Bancorp	2.550%	5/5/2027	2,208	2,167
	Fifth Third Bancorp	3.950%	3/14/2028	9,400	9,383
	Fifth Third Bancorp	6.361%	10/27/2028	10,000	10,408
	Fifth Third Bancorp	6.339%	7/27/2029	13,360	14,066
	Fifth Third Bancorp	4.772%	7/28/2030	5,000	5,059
	Fifth Third Bancorp	4.895%	9/6/2030	11,060	11,240
	Fifth Third Bancorp	5.631%	1/29/2032	10,000	10,495
[3]	Fifth Third Bank NA	2.250%	2/1/2027	3,400	3,340
	First American Financial Corp.	4.000%	5/15/2030	3,130	3,027
	First American Financial Corp.	2.400%	8/15/2031	7,000	6,108
	First American Financial Corp.	5.450%	9/30/2034	5,000	5,007
[3]	First Horizon Bank	5.750%	5/1/2030	4,595	4,748
	First Horizon Corp.	5.514%	3/7/2031	4,800	4,959
	First-Citizens Bank & Trust Co.	6.125%	3/9/2028	4,210	4,361
	FNB Corp.	5.722%	12/11/2030	4,100	4,185
[8]	Franklin BSP Capital Corp.	6.000%	10/2/2030	3,700	3,667
	Franklin Resources Inc.	1.600%	10/30/2030	10,000	8,874
	Franklin Resources Inc.	2.950%	8/12/2051	4,000	2,523
	FS KKR Capital Corp.	3.125%	10/12/2028	4,500	4,153
	FS KKR Capital Corp.	7.875%	1/15/2029	4,500	4,664
	FS KKR Capital Corp.	6.125%	1/15/2030	14,500	14,280
	GATX Corp.	3.850%	3/30/2027	4,885	4,868
	GATX Corp.	3.500%	3/15/2028	7,000	6,900
	GATX Corp.	4.550%	11/7/2028	7,215	7,273
	GATX Corp.	4.000%	6/30/2030	8,315	8,194
	GATX Corp.	1.900%	6/1/2031	6,599	5,778
	GATX Corp.	3.500%	6/1/2032	975	910
	GATX Corp.	5.450%	9/15/2033	7,500	7,767
	GATX Corp.	6.900%	5/1/2034	9,400	10,537
	GATX Corp.	5.500%	6/15/2035	8,450	8,666
60

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	GATX Corp.	4.500%	3/30/2045	2,175	1,822
	GATX Corp.	3.100%	6/1/2051	6,000	3,799
	GATX Corp.	6.050%	6/5/2054	13,735	13,882
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/2035	5,458	5,330
	Global Payments Inc.	2.150%	1/15/2027	8,050	7,879
	Global Payments Inc.	4.450%	6/1/2028	11,060	11,059
	Global Payments Inc.	4.500%	11/15/2028	29,200	29,260
	Global Payments Inc.	3.200%	8/15/2029	2,500	2,384
	Global Payments Inc.	2.900%	5/15/2030	10,998	10,193
	Global Payments Inc.	4.875%	11/15/2030	27,831	27,853
	Global Payments Inc.	2.900%	11/15/2031	11,600	10,393
	Global Payments Inc.	5.400%	8/15/2032	9,500	9,658
	Global Payments Inc.	5.200%	11/15/2032	17,824	17,817
	Global Payments Inc.	5.550%	11/15/2035	21,699	21,576
	Global Payments Inc.	5.950%	8/15/2052	6,170	5,894
	Globe Life Inc.	4.550%	9/15/2028	3,200	3,230
	Globe Life Inc.	2.150%	8/15/2030	4,450	4,025
	Globe Life Inc.	5.850%	9/15/2034	6,000	6,302
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	6,685	6,714
	Goldman Sachs Capital I	6.345%	2/15/2034	9,435	10,040
	Goldman Sachs Group Inc.	5.950%	1/15/2027	3,845	3,922
	Goldman Sachs Group Inc.	3.850%	1/26/2027	51,026	50,990
	Goldman Sachs Group Inc.	2.640%	2/24/2028	5,000	4,922
	Goldman Sachs Group Inc.	4.937%	4/23/2028	77,089	77,971
[3]	Goldman Sachs Group Inc.	3.691%	6/5/2028	9,575	9,527
	Goldman Sachs Group Inc.	4.482%	8/23/2028	44,763	45,066
[3]	Goldman Sachs Group Inc.	3.814%	4/23/2029	41,494	41,248
[3]	Goldman Sachs Group Inc.	4.223%	5/1/2029	23,875	23,920
	Goldman Sachs Group Inc.	4.153%	10/21/2029	100,000	99,970
	Goldman Sachs Group Inc.	6.484%	10/24/2029	45,225	47,985
	Goldman Sachs Group Inc.	2.600%	2/7/2030	3,700	3,477
	Goldman Sachs Group Inc.	3.800%	3/15/2030	36,010	35,436
	Goldman Sachs Group Inc.	5.727%	4/25/2030	26,000	27,160
	Goldman Sachs Group Inc.	5.049%	7/23/2030	40,000	40,983
[3]	Goldman Sachs Group Inc.	5.207%	1/28/2031	8,000	8,261
	Goldman Sachs Group Inc.	5.218%	4/23/2031	90,353	93,282
[3]	Goldman Sachs Group Inc.	4.369%	10/21/2031	84,470	84,283
	Goldman Sachs Group Inc.	1.992%	1/27/2032	26,275	23,329
	Goldman Sachs Group Inc.	2.615%	4/22/2032	68,291	62,265
	Goldman Sachs Group Inc.	2.383%	7/21/2032	25,565	22,897
	Goldman Sachs Group Inc.	2.650%	10/21/2032	63,190	57,013
	Goldman Sachs Group Inc.	3.102%	2/24/2033	39,680	36,521
	Goldman Sachs Group Inc.	5.851%	4/25/2035	2,975	3,163
	Goldman Sachs Group Inc.	5.330%	7/23/2035	29,025	29,802
	Goldman Sachs Group Inc.	5.016%	10/23/2035	31,800	31,955
	Goldman Sachs Group Inc.	5.536%	1/28/2036	50,000	51,913
	Goldman Sachs Group Inc.	6.450%	5/1/2036	8,650	9,499
	Goldman Sachs Group Inc.	4.939%	10/21/2036	23,250	23,079
	Goldman Sachs Group Inc.	6.750%	10/1/2037	56,135	62,682
[3]	Goldman Sachs Group Inc.	4.017%	10/31/2038	57,447	51,615
[3]	Goldman Sachs Group Inc.	4.411%	4/23/2039	31,354	28,924
	Goldman Sachs Group Inc.	6.250%	2/1/2041	9,856	10,788
	Goldman Sachs Group Inc.	3.210%	4/22/2042	36,440	28,050
	Goldman Sachs Group Inc.	2.908%	7/21/2042	2,930	2,146
	Goldman Sachs Group Inc.	3.436%	2/24/2043	10,000	7,813
[3]	Goldman Sachs Group Inc.	4.800%	7/8/2044	11,000	10,172
	Goldman Sachs Group Inc.	5.150%	5/22/2045	30,892	28,888
	Goldman Sachs Group Inc.	5.561%	11/19/2045	75,100	75,077
	Goldman Sachs Group Inc.	5.734%	1/28/2056	55,123	55,759
[8]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	1,075	1,095
[8]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	4,328	4,343
[8]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	8,575	8,742
[8]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	2,203	2,208
	Golub Capital BDC Inc.	2.050%	2/15/2027	10,093	9,793
	Golub Capital BDC Inc.	7.050%	12/5/2028	5,497	5,802
	Golub Capital BDC Inc.	6.000%	7/15/2029	14,455	14,784
	Golub Capital Private Credit Fund	5.800%	9/12/2029	9,250	9,376
	Golub Capital Private Credit Fund	5.875%	5/1/2030	6,800	6,906
	HA Sustainable Infrastructure Capital Inc.	6.150%	1/15/2031	13,525	13,892
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	10,350	10,550
61

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HA Sustainable Infrastructure Capital Inc.	6.750%	7/15/2035	7,950	8,318
	Hanover Insurance Group Inc.	2.500%	9/1/2030	7,610	6,919
	Hanover Insurance Group Inc.	5.500%	9/1/2035	1,700	1,725
	Hartford Insurance Group Inc.	2.800%	8/19/2029	10,106	9,662
	Hartford Insurance Group Inc.	6.100%	10/1/2041	6,380	6,814
	Hartford Insurance Group Inc.	4.400%	3/15/2048	5,070	4,300
	Hartford Insurance Group Inc.	3.600%	8/19/2049	12,000	8,868
	Hartford Insurance Group Inc.	2.900%	9/15/2051	6,000	3,828
	Hercules Capital Inc.	6.000%	6/16/2030	8,195	8,305
	Horace Mann Educators Corp.	4.700%	10/1/2030	4,688	4,650
[8]	HPS Corporate Lending Fund	5.300%	6/5/2027	875	880
[8]	HPS Corporate Lending Fund	4.900%	9/11/2028	6,879	6,839
	HPS Corporate Lending Fund	6.750%	1/30/2029	5,000	5,221
	HPS Corporate Lending Fund	6.250%	9/30/2029	3,710	3,841
[8]	HPS Corporate Lending Fund	5.850%	6/5/2030	6,750	6,835
[8]	HPS Corporate Lending Fund	5.450%	11/15/2030	9,475	9,447
	HPS Corporate Lending Fund	5.950%	4/14/2032	13,493	13,697
[3]	HSBC Bank USA NA	7.000%	1/15/2039	7,726	9,012
[3]	HSBC Holdings plc	4.041%	3/13/2028	12,350	12,334
	HSBC Holdings plc	5.597%	5/17/2028	20,325	20,713
	HSBC Holdings plc	4.755%	6/9/2028	15,515	15,646
	HSBC Holdings plc	5.210%	8/11/2028	19,060	19,379
[3]	HSBC Holdings plc	2.013%	9/22/2028	27,174	26,228
	HSBC Holdings plc	7.390%	11/3/2028	15,000	15,857
	HSBC Holdings plc	5.130%	11/19/2028	5,500	5,602
	HSBC Holdings plc	4.899%	3/3/2029	14,600	14,812
	HSBC Holdings plc	6.161%	3/9/2029	9,216	9,594
[3]	HSBC Holdings plc	4.583%	6/19/2029	40,587	40,955
	HSBC Holdings plc	2.206%	8/17/2029	31,700	30,137
	HSBC Holdings plc	4.950%	3/31/2030	21,025	21,554
[3]	HSBC Holdings plc	3.973%	5/22/2030	24,815	24,510
	HSBC Holdings plc	5.286%	11/19/2030	26,493	27,329
	HSBC Holdings plc	5.130%	3/3/2031	7,100	7,271
[3]	HSBC Holdings plc	2.848%	6/4/2031	35,100	32,802
[3]	HSBC Holdings plc	2.357%	8/18/2031	16,500	15,007
	HSBC Holdings plc	4.619%	11/6/2031	5,156	5,169
	HSBC Holdings plc	5.733%	5/17/2032	11,286	11,894
[3]	HSBC Holdings plc	7.625%	5/17/2032	575	642
	HSBC Holdings plc	2.804%	5/24/2032	42,900	39,199
	HSBC Holdings plc	2.871%	11/22/2032	40,145	36,428
[3]	HSBC Holdings plc	7.350%	11/27/2032	600	661
	HSBC Holdings plc	4.762%	3/29/2033	18,700	18,624
	HSBC Holdings plc	5.402%	8/11/2033	12,575	13,025
	HSBC Holdings plc	8.113%	11/3/2033	20,000	23,449
	HSBC Holdings plc	6.254%	3/9/2034	46,074	50,096
	HSBC Holdings plc	6.547%	6/20/2034	31,500	34,109
	HSBC Holdings plc	7.399%	11/13/2034	30,245	34,515
	HSBC Holdings plc	5.719%	3/4/2035	14,000	14,762
	HSBC Holdings plc	5.874%	11/18/2035	26,606	27,775
	HSBC Holdings plc	5.450%	3/3/2036	28,400	29,304
[3]	HSBC Holdings plc	6.500%	5/2/2036	15,575	16,837
	HSBC Holdings plc	5.790%	5/13/2036	47,452	50,083
	HSBC Holdings plc	5.741%	9/10/2036	18,442	18,966
	HSBC Holdings plc	5.133%	11/6/2036	31,682	31,739
[3]	HSBC Holdings plc	6.500%	9/15/2037	27,201	29,412
[3]	HSBC Holdings plc	6.800%	6/1/2038	5,908	6,562
	HSBC Holdings plc	6.100%	1/14/2042	5,325	5,738
	HSBC Holdings plc	6.332%	3/9/2044	28,500	31,190
	HSBC Holdings plc	5.250%	3/14/2044	30,738	29,881
	HSBC USA Inc.	5.294%	3/4/2027	11,312	11,490
	HSBC USA Inc.	4.650%	6/3/2028	3,400	3,453
	Huntington Bancshares Inc.	4.443%	8/4/2028	15,856	15,943
	Huntington Bancshares Inc.	6.208%	8/21/2029	9,275	9,727
	Huntington Bancshares Inc.	2.550%	2/4/2030	1,935	1,805
	Huntington Bancshares Inc.	5.272%	1/15/2031	13,269	13,660
	Huntington Bancshares Inc.	5.023%	5/17/2033	4,650	4,699
	Huntington Bancshares Inc.	5.709%	2/2/2035	11,852	12,388
	Huntington Bancshares Inc.	2.487%	8/15/2036	7,400	6,416
	Huntington Bancshares Inc.	6.141%	11/18/2039	12,495	13,026
	Huntington National Bank	4.871%	4/12/2028	7,200	7,260
62

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Huntington National Bank	4.552%	5/17/2028	5,000	5,029
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/2027	9,212	9,156
	ING Groep NV	3.950%	3/29/2027	10,900	10,896
	ING Groep NV	4.017%	3/28/2028	10,470	10,471
	ING Groep NV	4.550%	10/2/2028	4,000	4,049
	ING Groep NV	4.858%	3/25/2029	4,500	4,566
	ING Groep NV	4.050%	4/9/2029	3,655	3,639
	ING Groep NV	5.335%	3/19/2030	3,192	3,293
	ING Groep NV	5.066%	3/25/2031	6,350	6,505
	ING Groep NV	4.252%	3/28/2033	10,000	9,817
	ING Groep NV	5.550%	3/19/2035	33,575	34,923
	ING Groep NV	5.525%	3/25/2036	3,435	3,566
	Intercontinental Exchange Inc.	3.100%	9/15/2027	7,100	7,015
	Intercontinental Exchange Inc.	3.625%	9/1/2028	15,425	15,317
	Intercontinental Exchange Inc.	3.750%	9/21/2028	4,375	4,354
	Intercontinental Exchange Inc.	3.950%	12/1/2028	7,143	7,160
	Intercontinental Exchange Inc.	4.350%	6/15/2029	30,586	30,901
	Intercontinental Exchange Inc.	2.100%	6/15/2030	16,540	15,188
	Intercontinental Exchange Inc.	4.200%	3/15/2031	9,619	9,625
	Intercontinental Exchange Inc.	5.250%	6/15/2031	16,342	17,109
	Intercontinental Exchange Inc.	1.850%	9/15/2032	23,055	19,662
	Intercontinental Exchange Inc.	4.600%	3/15/2033	23,444	23,715
	Intercontinental Exchange Inc.	2.650%	9/15/2040	21,940	16,280
	Intercontinental Exchange Inc.	4.250%	9/21/2048	1,115	927
	Intercontinental Exchange Inc.	3.000%	6/15/2050	19,875	13,018
	Intercontinental Exchange Inc.	4.950%	6/15/2052	13,000	11,922
	Intercontinental Exchange Inc.	3.000%	9/15/2060	19,000	11,361
	Intercontinental Exchange Inc.	5.200%	6/15/2062	11,500	10,520
[8]	Intesa Sanpaolo SpA	4.700%	9/23/2049	2,000	1,653
	Invesco Finance plc	5.375%	11/30/2043	7,125	6,836
	Jackson Financial Inc.	3.125%	11/23/2031	5,475	4,977
	Jackson Financial Inc.	5.670%	6/8/2032	4,000	4,157
	Jackson Financial Inc.	4.000%	11/23/2051	5,800	4,046
	Jefferies Financial Group Inc.	4.850%	1/15/2027	11,425	11,501
	Jefferies Financial Group Inc.	6.450%	6/8/2027	1,235	1,275
	Jefferies Financial Group Inc.	5.875%	7/21/2028	4,065	4,226
	Jefferies Financial Group Inc.	4.150%	1/23/2030	9,510	9,384
	Jefferies Financial Group Inc.	2.625%	10/15/2031	5,500	4,882
	Jefferies Financial Group Inc.	2.750%	10/15/2032	4,000	3,482
	Jefferies Financial Group Inc.	6.200%	4/14/2034	31,565	33,318
	Jefferies Financial Group Inc.	6.250%	1/15/2036	3,055	3,237
	Jefferies Financial Group Inc.	6.500%	1/20/2043	4,305	4,478
	JPMorgan Chase & Co.	4.125%	12/15/2026	28,750	28,796
	JPMorgan Chase & Co.	8.000%	4/29/2027	2,500	2,635
	JPMorgan Chase & Co.	4.250%	10/1/2027	11,592	11,678
	JPMorgan Chase & Co.	3.625%	12/1/2027	9,750	9,704
	JPMorgan Chase & Co.	5.040%	1/23/2028	28,270	28,561
[3]	JPMorgan Chase & Co.	3.782%	2/1/2028	9,075	9,054
	JPMorgan Chase & Co.	2.947%	2/24/2028	1,890	1,867
	JPMorgan Chase & Co.	5.571%	4/22/2028	23,765	24,240
	JPMorgan Chase & Co.	4.323%	4/26/2028	36,840	36,986
[3]	JPMorgan Chase & Co.	3.540%	5/1/2028	14,690	14,609
[3]	JPMorgan Chase & Co.	2.182%	6/1/2028	25,100	24,475
	JPMorgan Chase & Co.	4.979%	7/22/2028	23,800	24,146
	JPMorgan Chase & Co.	4.505%	10/22/2028	10,000	10,101
[3]	JPMorgan Chase & Co.	3.509%	1/23/2029	65,821	65,184
	JPMorgan Chase & Co.	4.915%	1/24/2029	36,000	36,663
[3]	JPMorgan Chase & Co.	4.005%	4/23/2029	53,930	53,880
[3]	JPMorgan Chase & Co.	4.203%	7/23/2029	23,425	23,498
	JPMorgan Chase & Co.	5.299%	7/24/2029	54,705	56,310
	JPMorgan Chase & Co.	6.087%	10/23/2029	5,555	5,851
[3]	JPMorgan Chase & Co.	4.452%	12/5/2029	19,500	19,701
	JPMorgan Chase & Co.	5.012%	1/23/2030	25,170	25,811
	JPMorgan Chase & Co.	5.581%	4/22/2030	107,685	112,328
[3]	JPMorgan Chase & Co.	3.702%	5/6/2030	16,664	16,413
	JPMorgan Chase & Co.	4.995%	7/22/2030	45,420	46,621
[3]	JPMorgan Chase & Co.	2.739%	10/15/2030	45,715	43,365
	JPMorgan Chase & Co.	4.603%	10/22/2030	101,390	102,787
	JPMorgan Chase & Co.	5.140%	1/24/2031	29,000	29,974
[3]	JPMorgan Chase & Co.	4.493%	3/24/2031	42,947	43,299
63

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	JPMorgan Chase & Co.	2.522%	4/22/2031	22,000	20,488
[3]	JPMorgan Chase & Co.	2.956%	5/13/2031	30,000	28,318
	JPMorgan Chase & Co.	4.255%	10/22/2031	103,495	103,136
	JPMorgan Chase & Co.	1.953%	2/4/2032	29,000	25,855
	JPMorgan Chase & Co.	2.580%	4/22/2032	28,354	25,915
	JPMorgan Chase & Co.	2.545%	11/8/2032	42,170	38,036
	JPMorgan Chase & Co.	2.963%	1/25/2033	13,270	12,168
	JPMorgan Chase & Co.	4.912%	7/25/2033	88,700	90,379
	JPMorgan Chase & Co.	5.717%	9/14/2033	1,440	1,526
	JPMorgan Chase & Co.	5.350%	6/1/2034	83,072	86,364
	JPMorgan Chase & Co.	6.254%	10/23/2034	19,000	20,846
	JPMorgan Chase & Co.	5.336%	1/23/2035	34,849	36,129
	JPMorgan Chase & Co.	5.766%	4/22/2035	7,235	7,701
	JPMorgan Chase & Co.	5.502%	1/24/2036	31,000	32,421
	JPMorgan Chase & Co.	5.572%	4/22/2036	80,629	84,638
	JPMorgan Chase & Co.	5.576%	7/23/2036	116,215	120,407
	JPMorgan Chase & Co.	4.810%	10/22/2036	84,018	83,442
[3]	JPMorgan Chase & Co.	3.882%	7/24/2038	31,170	27,961
	JPMorgan Chase & Co.	5.500%	10/15/2040	26,584	27,710
[3]	JPMorgan Chase & Co.	3.109%	4/22/2041	33,275	26,107
	JPMorgan Chase & Co.	2.525%	11/19/2041	14,800	10,636
	JPMorgan Chase & Co.	5.400%	1/6/2042	3,575	3,636
	JPMorgan Chase & Co.	3.157%	4/22/2042	24,595	19,053
	JPMorgan Chase & Co.	5.625%	8/16/2043	36,510	37,435
	JPMorgan Chase & Co.	4.850%	2/1/2044	3,500	3,308
	JPMorgan Chase & Co.	4.950%	6/1/2045	14,174	13,346
	JPMorgan Chase & Co.	5.534%	11/29/2045	73,830	74,771
[3]	JPMorgan Chase & Co.	4.260%	2/22/2048	25,500	21,632
[3]	JPMorgan Chase & Co.	4.032%	7/24/2048	4,000	3,262
[3]	JPMorgan Chase & Co.	3.964%	11/15/2048	55,200	44,407
[3]	JPMorgan Chase & Co.	3.897%	1/23/2049	11,870	9,451
[3]	JPMorgan Chase & Co.	3.109%	4/22/2051	49,000	33,259
	JPMorgan Chase & Co.	3.328%	4/22/2052	37,900	26,844
	JPMorgan Chase Bank NA	5.110%	12/8/2026	18,375	18,574
	Kemper Corp.	2.400%	9/30/2030	5,000	4,475
	Kemper Corp.	3.800%	2/23/2032	2,450	2,265
[3]	KeyBank NA	5.850%	11/15/2027	7,600	7,830
[3]	KeyBank NA	4.390%	12/14/2027	1,060	1,065
[3]	KeyBank NA	6.950%	2/1/2028	2,750	2,888
[3]	KeyBank NA	4.900%	8/8/2032	15,000	14,967
	KeyBank NA	5.000%	1/26/2033	16,635	16,794
[3]	KeyCorp	4.100%	4/30/2028	18,000	18,018
[3]	KeyCorp	2.550%	10/1/2029	9,500	8,969
[3]	KeyCorp	5.121%	4/4/2031	6,000	6,162
[3]	KeyCorp	4.789%	6/1/2033	1,445	1,444
	KeyCorp	6.401%	3/6/2035	16,905	18,357
	KKR & Co. Inc.	5.100%	8/7/2035	8,950	8,950
	Lazard Group LLC	4.500%	9/19/2028	9,350	9,422
	Lazard Group LLC	6.000%	3/15/2031	5,000	5,289
	Lazard Group LLC	5.625%	8/1/2035	5,000	5,116
	Legg Mason Inc.	5.625%	1/15/2044	5,486	5,479
	Lincoln National Corp.	3.625%	12/12/2026	10,150	10,115
	Lincoln National Corp.	3.800%	3/1/2028	9,750	9,699
	Lincoln National Corp.	3.050%	1/15/2030	7,814	7,448
	Lloyds Banking Group plc	3.750%	1/11/2027	9,750	9,736
	Lloyds Banking Group plc	3.750%	3/18/2028	22,588	22,508
	Lloyds Banking Group plc	4.375%	3/22/2028	20,510	20,636
	Lloyds Banking Group plc	4.550%	8/16/2028	4,150	4,202
[3]	Lloyds Banking Group plc	3.574%	11/7/2028	21,225	21,051
	Lloyds Banking Group plc	5.087%	11/26/2028	7,450	7,591
	Lloyds Banking Group plc	5.871%	3/6/2029	5,401	5,599
	Lloyds Banking Group plc	4.818%	6/13/2029	5,099	5,183
	Lloyds Banking Group plc	5.721%	6/5/2030	8,000	8,370
	Lloyds Banking Group plc	4.425%	11/4/2031	4,957	4,942
	Lloyds Banking Group plc	4.976%	8/11/2033	25,753	26,167
	Lloyds Banking Group plc	7.953%	11/15/2033	8,000	9,329
	Lloyds Banking Group plc	5.679%	1/5/2035	19,225	20,231
	Lloyds Banking Group plc	5.590%	11/26/2035	23,780	24,844
	Lloyds Banking Group plc	6.068%	6/13/2036	24,365	25,626
	Lloyds Banking Group plc	4.943%	11/4/2036	21,217	20,983
64

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	5.300%	12/1/2045	8,574	8,114
	Lloyds Banking Group plc	3.369%	12/14/2046	29,638	21,925
	Loews Corp.	3.200%	5/15/2030	6,500	6,221
	Loews Corp.	6.000%	2/1/2035	3,575	3,852
	Loews Corp.	4.125%	5/15/2043	4,315	3,671
	LPL Holdings Inc.	5.700%	5/20/2027	4,800	4,893
	LPL Holdings Inc.	4.900%	4/3/2028	3,670	3,723
	LPL Holdings Inc.	6.750%	11/17/2028	5,670	6,053
	LPL Holdings Inc.	5.200%	3/15/2030	8,800	9,006
	LPL Holdings Inc.	6.000%	5/20/2034	5,800	6,099
	LPL Holdings Inc.	5.650%	3/15/2035	5,800	5,945
	LPL Holdings Inc.	5.750%	6/15/2035	5,750	5,918
	M&T Bank Corp.	4.553%	8/16/2028	6,605	6,640
[3]	M&T Bank Corp.	4.833%	1/16/2029	1,500	1,523
	M&T Bank Corp.	7.413%	10/30/2029	7,300	7,918
	M&T Bank Corp.	5.179%	7/8/2031	4,500	4,616
	M&T Bank Corp.	6.082%	3/13/2032	7,500	7,977
	M&T Bank Corp.	5.053%	1/27/2034	22,620	22,750
	M&T Bank Corp.	5.400%	7/30/2035	12,039	12,163
[3]	M&T Bank Corp.	5.385%	1/16/2036	4,000	4,063
	Main Street Capital Corp.	6.500%	6/4/2027	5,400	5,515
	Main Street Capital Corp.	5.400%	8/15/2028	5,116	5,137
[3]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	7,000	6,912
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	12,584	12,757
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	14,750	14,881
	Manulife Financial Corp.	2.484%	5/19/2027	6,000	5,884
[3]	Manulife Financial Corp.	4.061%	2/24/2032	13,925	13,880
	Manulife Financial Corp.	4.986%	12/11/2035	10,300	10,292
	Manulife Financial Corp.	5.375%	3/4/2046	8,075	7,950
	Marex Group plc	5.829%	5/8/2028	8,145	8,277
	Marex Group plc	6.404%	11/4/2029	9,200	9,543
	Markel Group Inc.	3.500%	11/1/2027	6,175	6,124
	Markel Group Inc.	3.350%	9/17/2029	2,555	2,471
	Markel Group Inc.	5.000%	4/5/2046	4,650	4,183
	Markel Group Inc.	4.300%	11/1/2047	2,200	1,770
	Markel Group Inc.	5.000%	5/20/2049	5,941	5,241
	Markel Group Inc.	4.150%	9/17/2050	620	479
	Markel Group Inc.	3.450%	5/7/2052	12,400	8,388
	Markel Group Inc.	6.000%	5/16/2054	6,860	6,892
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	9,190	9,303
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	11,025	11,140
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	6,330	6,456
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	13,910	12,706
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	11,600	11,894
	Marsh & McLennan Cos. Inc.	5.750%	11/1/2032	6,000	6,424
	Marsh & McLennan Cos. Inc.	5.400%	9/15/2033	6,000	6,299
	Marsh & McLennan Cos. Inc.	5.150%	3/15/2034	9,100	9,399
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	28,200	28,559
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	18,400	17,735
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	21,924	19,829
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	2,230	2,403
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	10,000	9,698
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	12,215	12,276
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	5,091	4,925
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	21,020	20,213
	Mastercard Inc.	3.300%	3/26/2027	31,347	31,193
	Mastercard Inc.	4.100%	1/15/2028	6,903	6,956
	Mastercard Inc.	3.500%	2/26/2028	3,720	3,708
	Mastercard Inc.	4.875%	3/9/2028	22,635	23,151
	Mastercard Inc.	4.550%	3/15/2028	2,100	2,136
	Mastercard Inc.	2.950%	6/1/2029	6,375	6,176
	Mastercard Inc.	3.350%	3/26/2030	16,000	15,632
	Mastercard Inc.	1.900%	3/15/2031	3,575	3,206
	Mastercard Inc.	2.000%	11/18/2031	7,000	6,236
	Mastercard Inc.	4.350%	1/15/2032	13,878	13,950
	Mastercard Inc.	4.950%	3/15/2032	8,200	8,495
	Mastercard Inc.	4.875%	5/9/2034	6,800	6,978
	Mastercard Inc.	4.550%	1/15/2035	19,402	19,409
	Mastercard Inc.	3.800%	11/21/2046	5,700	4,549
	Mastercard Inc.	3.950%	2/26/2048	12,610	10,193
65

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mastercard Inc.	3.650%	6/1/2049	11,030	8,395
	Mastercard Inc.	3.850%	3/26/2050	19,406	15,190
	Mastercard Inc.	2.950%	3/15/2051	7,000	4,597
	Mercury General Corp.	4.400%	3/15/2027	3,265	3,261
	MetLife Inc.	4.550%	3/23/2030	16,925	17,282
	MetLife Inc.	5.375%	7/15/2033	14,727	15,520
	MetLife Inc.	6.375%	6/15/2034	3,445	3,850
	MetLife Inc.	5.300%	12/15/2034	20,995	21,835
[3]	MetLife Inc.	6.400%	12/15/2036	16,231	17,023
	MetLife Inc.	5.875%	2/6/2041	12,892	13,547
	MetLife Inc.	4.125%	8/13/2042	18,975	16,157
	MetLife Inc.	4.875%	11/13/2043	15,919	14,807
	MetLife Inc.	4.721%	12/15/2044	9,535	8,607
	MetLife Inc.	4.050%	3/1/2045	1,835	1,516
	MetLife Inc.	5.000%	7/15/2052	11,395	10,410
	MetLife Inc.	5.250%	1/15/2054	17,760	16,873
[3]	MetLife Inc.	6.350%	3/15/2055	11,610	12,216
[8]	Metropolitan Life Global Funding I	3.450%	12/18/2026	1,080	1,076
	MGIC Investment Corp.	5.250%	8/15/2028	1,755	1,755
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	8,619	8,602
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	42,480	42,111
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	10,000	9,823
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	21,150	21,171
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	21,700	21,713
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	10,700	10,856
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	2,370	2,377
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	11,780	12,043
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	20,393	20,963
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	10,000	9,906
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/2029	15,000	15,385
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	34,225	33,090
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	13,855	12,956
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	13,495	13,901
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	28,200	25,594
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	5,100	5,255
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	10,000	8,911
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	25,714	23,040
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	13,200	11,964
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/2033	18,000	17,682
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	22,700	23,318
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	1,000	1,046
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	23,050	24,064
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	39,695	41,268
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	28,180	29,450
	Mitsubishi UFJ Financial Group Inc.	5.615%	4/24/2036	5,000	5,236
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/2038	9,100	8,598
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	750	697
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	16,450	14,343
	Mizuho Financial Group Inc.	4.018%	3/5/2028	14,250	14,296
	Mizuho Financial Group Inc.	5.667%	5/27/2029	5,000	5,178
	Mizuho Financial Group Inc.	5.778%	7/6/2029	29,300	30,458
[3]	Mizuho Financial Group Inc.	4.254%	9/11/2029	17,600	17,649
	Mizuho Financial Group Inc.	5.376%	5/26/2030	6,500	6,719
[3]	Mizuho Financial Group Inc.	3.153%	7/16/2030	17,200	16,539
	Mizuho Financial Group Inc.	5.098%	5/13/2031	3,600	3,702
[3]	Mizuho Financial Group Inc.	2.591%	5/25/2031	5,000	4,635
	Mizuho Financial Group Inc.	4.711%	7/8/2031	30,025	30,394
[3]	Mizuho Financial Group Inc.	1.979%	9/8/2031	21,902	19,633
	Mizuho Financial Group Inc.	2.564%	9/13/2031	15,000	13,414
	Mizuho Financial Group Inc.	2.172%	5/22/2032	20,460	18,152
	Mizuho Financial Group Inc.	5.754%	5/27/2034	10,000	10,591
	Mizuho Financial Group Inc.	5.748%	7/6/2034	19,740	20,886
	Mizuho Financial Group Inc.	5.579%	5/26/2035	10,000	10,466
	Mizuho Financial Group Inc.	5.323%	7/8/2036	25,300	25,982
	Morgan Stanley	3.625%	1/20/2027	27,278	27,204
	Morgan Stanley	3.950%	4/23/2027	7,605	7,600
	Morgan Stanley	2.475%	1/21/2028	20,000	19,680
[3]	Morgan Stanley	3.591%	7/22/2028	44,833	44,527
	Morgan Stanley	6.296%	10/18/2028	16,060	16,679
[3]	Morgan Stanley	3.772%	1/24/2029	1,075	1,069
66

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.123%	2/1/2029	87,250	89,053
[3]	Morgan Stanley	4.994%	4/12/2029	36,770	37,503
[3]	Morgan Stanley	5.164%	4/20/2029	50,000	51,130
	Morgan Stanley	5.449%	7/20/2029	11,643	12,016
[3]	Morgan Stanley	4.133%	10/18/2029	33,900	33,871
	Morgan Stanley	5.173%	1/16/2030	37,000	38,003
[3]	Morgan Stanley	4.431%	1/23/2030	11,000	11,062
	Morgan Stanley	5.656%	4/18/2030	48,850	50,897
	Morgan Stanley	5.042%	7/19/2030	55,000	56,414
	Morgan Stanley	4.654%	10/18/2030	23,900	24,182
	Morgan Stanley	5.230%	1/15/2031	29,655	30,567
[3]	Morgan Stanley	2.699%	1/22/2031	49,555	46,498
[3]	Morgan Stanley	3.622%	4/1/2031	74,800	72,648
	Morgan Stanley	5.192%	4/17/2031	100,790	103,894
[3]	Morgan Stanley	4.356%	10/22/2031	95,340	95,028
[3]	Morgan Stanley	1.794%	2/13/2032	92,325	81,096
	Morgan Stanley	7.250%	4/1/2032	8,000	9,217
[3]	Morgan Stanley	1.928%	4/28/2032	13,850	12,150
[3]	Morgan Stanley	2.511%	10/20/2032	20,000	17,934
	Morgan Stanley	4.889%	7/20/2033	10,000	10,132
	Morgan Stanley	6.342%	10/18/2033	27,060	29,650
[3]	Morgan Stanley	5.250%	4/21/2034	21,310	21,921
[3]	Morgan Stanley	5.424%	7/21/2034	20,000	20,798
	Morgan Stanley	6.627%	11/1/2034	20,000	22,345
	Morgan Stanley	5.466%	1/18/2035	38,767	40,263
	Morgan Stanley	5.831%	4/19/2035	62,320	66,217
	Morgan Stanley	5.320%	7/19/2035	47,470	48,863
	Morgan Stanley	5.587%	1/18/2036	64,000	66,899
	Morgan Stanley	5.664%	4/17/2036	86,398	90,811
	Morgan Stanley	2.484%	9/16/2036	46,200	40,602
[3]	Morgan Stanley	4.892%	10/22/2036	12,330	12,227
	Morgan Stanley	5.297%	4/20/2037	10,000	10,167
[3]	Morgan Stanley	3.971%	7/22/2038	5,950	5,352
	Morgan Stanley	5.942%	2/7/2039	39,898	41,998
[3]	Morgan Stanley	4.457%	4/22/2039	831	781
	Morgan Stanley	3.217%	4/22/2042	13,550	10,588
	Morgan Stanley	6.375%	7/24/2042	40,625	45,159
	Morgan Stanley	4.300%	1/27/2045	23,994	20,763
[3]	Morgan Stanley	2.802%	1/25/2052	24,075	15,287
	Morgan Stanley	5.516%	11/19/2055	109,391	108,037
[3]	Morgan Stanley Bank NA	4.952%	1/14/2028	5,670	5,722
[3]	Morgan Stanley Bank NA	5.504%	5/26/2028	36,830	37,557
[3]	Morgan Stanley Bank NA	4.968%	7/14/2028	10,000	10,141
	Morgan Stanley Bank NA	5.016%	1/12/2029	22,955	23,385
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	6,000	6,145
[3]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	63,900	64,332
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	40,500	40,617
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	40,384	40,928
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	119,349	119,584
[8]	MSD Investment Corp.	6.250%	5/31/2030	4,100	4,125
[8]	MSD Investment Corp.	6.125%	2/5/2031	4,920	4,891
	Nasdaq Inc.	5.350%	6/28/2028	3,593	3,708
	Nasdaq Inc.	1.650%	1/15/2031	11,700	10,373
	Nasdaq Inc.	5.550%	2/15/2034	5,036	5,290
	Nasdaq Inc.	2.500%	12/21/2040	17,777	12,629
	Nasdaq Inc.	3.250%	4/28/2050	3,288	2,272
	Nasdaq Inc.	3.950%	3/7/2052	2,423	1,852
	Nasdaq Inc.	5.950%	8/15/2053	13,235	13,740
	Nasdaq Inc.	6.100%	6/28/2063	9,500	9,935
	National Australia Bank Ltd.	5.087%	6/11/2027	7,000	7,128
	National Australia Bank Ltd.	4.944%	1/12/2028	6,050	6,178
	National Australia Bank Ltd.	4.308%	6/13/2028	5,823	5,883
	National Australia Bank Ltd.	4.900%	6/13/2028	21,700	22,218
	National Australia Bank Ltd.	4.787%	1/10/2029	8,300	8,482
	National Australia Bank Ltd.	4.901%	1/14/2030	5,040	5,197
	National Australia Bank Ltd.	4.534%	6/13/2030	4,230	4,304
	National Bank of Canada	5.600%	12/18/2028	11,000	11,495
[3]	Nationwide Financial Services Inc.	6.750%	5/15/2037	750	746
	NatWest Group plc	5.583%	3/1/2028	3,200	3,256
[3]	NatWest Group plc	3.073%	5/22/2028	37,279	36,807
67

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NatWest Group plc	5.516%	9/30/2028	5,000	5,127
[3]	NatWest Group plc	4.892%	5/18/2029	15,800	16,064
	NatWest Group plc	5.808%	9/13/2029	10,990	11,450
[3]	NatWest Group plc	5.076%	1/27/2030	30,500	31,178
[3]	NatWest Group plc	4.445%	5/8/2030	2,155	2,163
	NatWest Group plc	4.964%	8/15/2030	8,400	8,574
	NatWest Group plc	5.115%	5/23/2031	9,464	9,710
	NatWest Group plc	6.016%	3/2/2034	17,900	19,193
	NatWest Group plc	6.475%	6/1/2034	15,500	16,286
	NatWest Group plc	5.778%	3/1/2035	23,000	24,327
[3]	NatWest Group plc	3.032%	11/28/2035	5,000	4,602
	NMI Holdings Inc.	6.000%	8/15/2029	1,649	1,711
	Nomura Holdings Inc.	2.329%	1/22/2027	17,815	17,502
	Nomura Holdings Inc.	5.594%	7/2/2027	2,200	2,247
	Nomura Holdings Inc.	5.386%	7/6/2027	10,000	10,175
	Nomura Holdings Inc.	6.070%	7/12/2028	23,730	24,753
	Nomura Holdings Inc.	2.172%	7/14/2028	8,950	8,515
	Nomura Holdings Inc.	5.605%	7/6/2029	10,000	10,396
	Nomura Holdings Inc.	3.103%	1/16/2030	12,365	11,740
	Nomura Holdings Inc.	4.904%	7/1/2030	5,750	5,833
	Nomura Holdings Inc.	2.608%	7/14/2031	16,975	15,335
	Nomura Holdings Inc.	2.999%	1/22/2032	10,670	9,683
	Nomura Holdings Inc.	5.783%	7/3/2034	31,876	33,635
	Nomura Holdings Inc.	5.491%	6/29/2035	9,450	9,732
	Nomura Holdings Inc.	5.043%	6/10/2036	10,000	9,882
	Northern Trust Corp.	4.000%	5/10/2027	2,500	2,506
	Northern Trust Corp.	3.650%	8/3/2028	6,430	6,411
	Northern Trust Corp.	3.150%	5/3/2029	4,200	4,091
	Northern Trust Corp.	4.150%	11/19/2030	4,531	4,536
[3]	Northern Trust Corp.	3.375%	5/8/2032	4,950	4,881
	Northern Trust Corp.	6.125%	11/2/2032	12,715	13,865
	Northern Trust Corp.	5.117%	11/19/2040	5,461	5,471
	Oaktree Specialty Lending Corp.	2.700%	1/15/2027	3,900	3,813
[8]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	9,725	9,773
	Old Republic International Corp.	5.750%	3/28/2034	4,128	4,292
	Old Republic International Corp.	3.850%	6/11/2051	9,000	6,509
	ORIX Corp.	3.700%	7/18/2027	8,150	8,113
	ORIX Corp.	4.650%	9/10/2029	6,117	6,207
	ORIX Corp.	4.450%	9/9/2030	10,800	10,810
	ORIX Corp.	2.250%	3/9/2031	9,000	8,100
	ORIX Corp.	5.400%	2/25/2035	6,800	7,011
	PartnerRe Finance B LLC	3.700%	7/2/2029	4,600	4,487
	PartnerRe Finance B LLC	4.500%	10/1/2050	3,936	3,697
	PayPal Holdings Inc.	4.450%	3/6/2028	2,747	2,781
	PayPal Holdings Inc.	2.850%	10/1/2029	21,109	20,228
	PayPal Holdings Inc.	2.300%	6/1/2030	16,750	15,517
	PayPal Holdings Inc.	5.150%	6/1/2034	33,445	34,266
	PayPal Holdings Inc.	5.100%	4/1/2035	17,817	18,133
	PayPal Holdings Inc.	3.250%	6/1/2050	23,200	15,759
	PayPal Holdings Inc.	5.050%	6/1/2052	1,000	906
	PayPal Holdings Inc.	5.500%	6/1/2054	8,600	8,352
	PayPal Holdings Inc.	5.250%	6/1/2062	5,000	4,585
[3]	PNC Bank NA	3.250%	1/22/2028	10,775	10,659
[3]	PNC Bank NA	4.050%	7/26/2028	13,750	13,769
[3]	PNC Bank NA	2.700%	10/22/2029	9,500	8,972
	PNC Financial Services Group Inc.	3.150%	5/19/2027	24,319	24,091
	PNC Financial Services Group Inc.	5.300%	1/21/2028	4,000	4,052
	PNC Financial Services Group Inc.	5.354%	12/2/2028	10,205	10,464
	PNC Financial Services Group Inc.	3.450%	4/23/2029	13,400	13,189
	PNC Financial Services Group Inc.	5.582%	6/12/2029	34,000	35,257
	PNC Financial Services Group Inc.	5.492%	5/14/2030	27,500	28,630
	PNC Financial Services Group Inc.	4.899%	5/13/2031	50,695	51,898
	PNC Financial Services Group Inc.	4.812%	10/21/2032	79,325	80,737
	PNC Financial Services Group Inc.	5.068%	1/24/2034	16,255	16,627
	PNC Financial Services Group Inc.	6.875%	10/20/2034	15,305	17,311
	PNC Financial Services Group Inc.	5.676%	1/22/2035	40,880	43,088
	PNC Financial Services Group Inc.	5.401%	7/23/2035	24,765	25,630
	PNC Financial Services Group Inc.	5.575%	1/29/2036	45,275	47,222
	PNC Financial Services Group Inc.	5.373%	7/21/2036	5,000	5,148
	Principal Financial Group Inc.	3.700%	5/15/2029	3,000	2,951
68

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Principal Financial Group Inc.	2.125%	6/15/2030	6,000	5,465
	Principal Financial Group Inc.	5.375%	3/15/2033	2,000	2,089
	Principal Financial Group Inc.	6.050%	10/15/2036	8,088	8,822
	Principal Financial Group Inc.	4.625%	9/15/2042	3,400	3,054
	Principal Financial Group Inc.	4.350%	5/15/2043	4,960	4,258
	Principal Financial Group Inc.	4.300%	11/15/2046	8,219	6,902
	Progressive Corp.	4.000%	3/1/2029	6,059	6,073
	Progressive Corp.	6.625%	3/1/2029	1,390	1,498
	Progressive Corp.	3.200%	3/26/2030	7,617	7,366
	Progressive Corp.	3.000%	3/15/2032	9,460	8,733
	Progressive Corp.	6.250%	12/1/2032	4,000	4,424
	Progressive Corp.	4.950%	6/15/2033	4,930	5,055
	Progressive Corp.	4.350%	4/25/2044	6,219	5,404
	Progressive Corp.	4.125%	4/15/2047	10,509	8,682
	Progressive Corp.	3.950%	3/26/2050	7,359	5,774
	Progressive Corp.	3.700%	3/15/2052	16,210	12,157
[3]	Prudential Financial Inc.	3.878%	3/27/2028	4,025	4,025
[3]	Prudential Financial Inc.	2.100%	3/10/2030	2,000	1,857
[3]	Prudential Financial Inc.	5.750%	7/15/2033	2,630	2,833
	Prudential Financial Inc.	5.200%	3/14/2035	3,340	3,425
[3]	Prudential Financial Inc.	5.700%	12/14/2036	8,715	9,230
[3]	Prudential Financial Inc.	6.625%	12/1/2037	3,250	3,699
[3]	Prudential Financial Inc.	3.000%	3/10/2040	5,830	4,530
[3]	Prudential Financial Inc.	6.625%	6/21/2040	8,020	9,140
[3]	Prudential Financial Inc.	5.100%	8/15/2043	2,313	2,194
[3]	Prudential Financial Inc.	4.600%	5/15/2044	5,600	4,989
[3]	Prudential Financial Inc.	4.500%	9/15/2047	1,500	1,484
	Prudential Financial Inc.	3.905%	12/7/2047	26,333	20,700
[3]	Prudential Financial Inc.	5.700%	9/15/2048	3,000	3,031
	Prudential Financial Inc.	3.935%	12/7/2049	16,712	12,933
[3]	Prudential Financial Inc.	3.700%	10/1/2050	7,000	6,516
[3]	Prudential Financial Inc.	3.700%	3/13/2051	16,752	12,466
	Prudential Financial Inc.	5.125%	3/1/2052	10,900	10,797
	Prudential Financial Inc.	6.000%	9/1/2052	17,200	17,741
	Prudential Financial Inc.	6.750%	3/1/2053	3,865	4,128
	Prudential Financial Inc.	6.500%	3/15/2054	16,855	17,782
	Prudential Funding Asia plc	3.125%	4/14/2030	13,340	12,762
	Prudential Funding Asia plc	3.625%	3/24/2032	2,000	1,896
	Radian Group Inc.	6.200%	5/15/2029	8,216	8,610
	Raymond James Financial Inc.	4.650%	4/1/2030	19,795	20,152
	Raymond James Financial Inc.	4.950%	7/15/2046	9,055	8,284
	Raymond James Financial Inc.	3.750%	4/1/2051	8,500	6,246
	Raymond James Financial Inc.	5.650%	9/11/2055	10,000	9,785
[3]	Regions Bank	6.450%	6/26/2037	1,514	1,638
	Regions Financial Corp.	1.800%	8/12/2028	7,245	6,855
	Regions Financial Corp.	5.722%	6/6/2030	8,100	8,440
	Regions Financial Corp.	7.375%	12/10/2037	7,000	7,997
	Reinsurance Group of America Inc.	3.900%	5/15/2029	8,350	8,252
	Reinsurance Group of America Inc.	3.150%	6/15/2030	4,300	4,070
	Reinsurance Group of America Inc.	6.000%	9/15/2033	6,060	6,457
	Reinsurance Group of America Inc.	5.750%	9/15/2034	10,425	10,853
	Reinsurance Group of America Inc.	6.650%	9/15/2055	8,160	8,421
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	3,525	3,495
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	900	880
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	30,278	31,659
	RenaissanceRe Holdings Ltd.	5.800%	4/1/2035	5,790	6,042
[3]	Royal Bank of Canada	4.875%	1/19/2027	8,300	8,386
[3]	Royal Bank of Canada	2.050%	1/21/2027	3,780	3,712
	Royal Bank of Canada	3.625%	5/4/2027	27,851	27,819
[3]	Royal Bank of Canada	4.240%	8/3/2027	5,000	5,035
[3]	Royal Bank of Canada	6.000%	11/1/2027	22,150	22,994
[3]	Royal Bank of Canada	4.900%	1/12/2028	16,465	16,800
[3]	Royal Bank of Canada	4.522%	10/18/2028	6,830	6,893
[3]	Royal Bank of Canada	4.965%	1/24/2029	14,895	15,164
[3]	Royal Bank of Canada	4.950%	2/1/2029	6,000	6,161
	Royal Bank of Canada	4.498%	8/6/2029	10,125	10,220
[3]	Royal Bank of Canada	4.969%	8/2/2030	12,300	12,595
[3]	Royal Bank of Canada	5.153%	2/4/2031	45,422	46,758
[3]	Royal Bank of Canada	4.970%	5/2/2031	30,663	31,370
	Royal Bank of Canada	4.696%	8/6/2031	8,715	8,824
69

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Royal Bank of Canada	2.300%	11/3/2031	38,500	34,651
	Royal Bank of Canada	3.875%	5/4/2032	6,865	6,661
[3]	Royal Bank of Canada	5.000%	2/1/2033	29,695	30,543
[3]	Royal Bank of Canada	5.000%	5/2/2033	12,870	13,215
[3]	Royal Bank of Canada	5.150%	2/1/2034	14,300	14,910
	Santander Holdings USA Inc.	4.400%	7/13/2027	42,150	42,278
	Santander Holdings USA Inc.	6.499%	3/9/2029	7,900	8,234
	Santander Holdings USA Inc.	6.174%	1/9/2030	7,280	7,586
	Santander Holdings USA Inc.	7.660%	11/9/2031	5,500	6,158
	Santander Holdings USA Inc.	6.342%	5/31/2035	15,000	16,080
	Santander UK Group Holdings plc	2.469%	1/11/2028	12,756	12,536
[3]	Santander UK Group Holdings plc	3.823%	11/3/2028	4,000	3,975
	Santander UK Group Holdings plc	6.534%	1/10/2029	20,650	21,578
	Santander UK Group Holdings plc	4.320%	9/22/2029	3,640	3,642
	Santander UK Group Holdings plc	5.694%	4/15/2031	15,011	15,636
	Santander UK Group Holdings plc	2.896%	3/15/2032	8,000	7,342
	Santander UK Group Holdings plc	5.136%	9/22/2036	16,003	15,906
	Selective Insurance Group Inc.	5.900%	4/15/2035	1,190	1,247
	Selective Insurance Group Inc.	5.375%	3/1/2049	2,735	2,521
	SiriusPoint Ltd.	7.000%	4/5/2029	1,821	1,930
	Sixth Street Lending Partners	5.750%	1/15/2030	16,000	16,215
	Sixth Street Lending Partners	6.125%	7/15/2030	8,475	8,699
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	9,870	10,193
[8]	Societe Generale SA	3.000%	1/22/2030	2,000	1,884
	State Street Bank & Trust Co.	4.782%	11/23/2029	11,995	12,342
	State Street Corp.	4.993%	3/18/2027	34,000	34,452
	State Street Corp.	2.203%	2/7/2028	22,889	22,474
	State Street Corp.	4.536%	2/28/2028	9,700	9,849
	State Street Corp.	4.543%	4/24/2028	3,250	3,277
	State Street Corp.	5.820%	11/4/2028	10,000	10,338
	State Street Corp.	4.530%	2/20/2029	2,740	2,775
[3]	State Street Corp.	4.141%	12/3/2029	2,250	2,263
	State Street Corp.	2.400%	1/24/2030	10,130	9,565
	State Street Corp.	4.729%	2/28/2030	9,530	9,755
	State Street Corp.	4.834%	4/24/2030	10,550	10,862
	State Street Corp.	2.200%	3/3/2031	25,000	22,498
	State Street Corp.	4.164%	8/4/2033	25,000	24,501
	State Street Corp.	4.821%	1/26/2034	26,715	27,048
	State Street Corp.	5.159%	5/18/2034	10,000	10,334
[3]	State Street Corp.	3.031%	11/1/2034	4,850	4,577
	State Street Corp.	6.123%	11/21/2034	5,500	5,944
	State Street Corp.	5.146%	2/28/2036	16,240	16,616
	State Street Corp.	4.784%	10/23/2036	4,593	4,570
	Stewart Information Services Corp.	3.600%	11/15/2031	2,900	2,563
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	2,000	1,991
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/2027	26,584	26,114
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	17,534	17,403
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	3,800	3,914
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	14,400	14,286
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	8,775	8,778
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	39,275	37,103
	Sumitomo Mitsui Financial Group Inc.	4.306%	10/16/2028	3,575	3,601
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	7,150	7,398
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	25,415	24,416
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	13,600	12,892
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	13,620	14,323
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	7,955	7,494
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	6,800	7,046
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	19,585	17,832
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	7,812	7,055
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/2031	1,120	984
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	20,000	20,201
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	4,000	4,186
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	14,000	12,427
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	6,500	6,788
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	17,775	18,918
	Sumitomo Mitsui Financial Group Inc.	4.954%	7/8/2033	7,918	8,055
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/2033	20,000	21,296
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	15,700	16,794
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	11,000	11,553
70

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	5.246%	7/8/2036	20,000	20,481
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/2041	5,000	3,509
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	10,000	7,339
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/2042	12,316	9,449
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	11,193	12,111
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	11,500	11,861
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	6,911	6,996
	Synchrony Bank	5.625%	8/23/2027	5,000	5,099
	Synchrony Financial	5.150%	3/19/2029	3,630	3,679
	Synchrony Financial	5.019%	7/29/2029	1,107	1,121
	Synchrony Financial	5.450%	3/6/2031	6,000	6,147
	Synovus Bank	5.625%	2/15/2028	5,475	5,587
	Synovus Bank	5.957%	1/15/2036	6,489	6,534
	Synovus Financial Corp.	6.168%	11/1/2030	5,300	5,503
	Toronto-Dominion Bank	5.264%	12/11/2026	5,390	5,457
[3]	Toronto-Dominion Bank	1.950%	1/12/2027	8,500	8,340
[3]	Toronto-Dominion Bank	2.800%	3/10/2027	28,000	27,633
[3]	Toronto-Dominion Bank	4.980%	4/5/2027	60,000	60,770
	Toronto-Dominion Bank	4.108%	6/8/2027	14,901	14,938
[3]	Toronto-Dominion Bank	4.693%	9/15/2027	13,100	13,266
	Toronto-Dominion Bank	5.156%	1/10/2028	13,340	13,650
	Toronto-Dominion Bank	4.861%	1/31/2028	5,000	5,084
[3]	Toronto-Dominion Bank	5.523%	7/17/2028	38,000	39,392
[3]	Toronto-Dominion Bank	4.994%	4/5/2029	8,850	9,074
[3]	Toronto-Dominion Bank	4.808%	6/3/2030	30,000	30,614
[3]	Toronto-Dominion Bank	2.000%	9/10/2031	9,840	8,783
[3]	Toronto-Dominion Bank	2.450%	1/12/2032	6,000	5,362
	Toronto-Dominion Bank	5.298%	1/30/2032	26,000	27,143
[3]	Toronto-Dominion Bank	3.200%	3/10/2032	19,670	18,318
	Toronto-Dominion Bank	4.456%	6/8/2032	21,880	21,838
	Toronto-Dominion Bank	5.146%	9/10/2034	6,950	7,052
	Toronto-Dominion Bank	4.928%	10/15/2035	7,461	7,459
	TPG Operating Group II LP	5.875%	3/5/2034	11,740	12,256
	TPG Operating Group II LP	5.375%	1/15/2036	5,900	5,885
	Transatlantic Holdings Inc.	8.000%	11/30/2039	4,125	5,154
	Travelers Cos. Inc.	5.050%	7/24/2035	2,025	2,058
[3]	Travelers Cos. Inc.	6.250%	6/15/2037	11,380	12,652
	Travelers Cos. Inc.	3.750%	5/15/2046	12,285	9,652
	Travelers Cos. Inc.	4.000%	5/30/2047	9,952	8,068
	Travelers Cos. Inc.	2.550%	4/27/2050	6,610	4,002
	Travelers Cos. Inc.	3.050%	6/8/2051	9,900	6,554
	Travelers Cos. Inc.	5.450%	5/25/2053	7,617	7,507
	Travelers Cos. Inc.	5.700%	7/24/2055	13,450	13,748
[3]	Truist Bank	4.420%	7/24/2028	14,050	14,130
[3]	Truist Bank	2.250%	3/11/2030	13,944	12,779
[3]	Truist Financial Corp.	1.125%	8/3/2027	19,085	18,282
[3]	Truist Financial Corp.	3.875%	3/19/2029	6,609	6,527
[3]	Truist Financial Corp.	1.887%	6/7/2029	9,425	8,951
[3]	Truist Financial Corp.	7.161%	10/30/2029	5,000	5,392
[3]	Truist Financial Corp.	5.071%	5/20/2031	10,000	10,270
[3]	Truist Financial Corp.	4.916%	7/28/2033	13,000	13,082
[3]	Truist Financial Corp.	6.123%	10/28/2033	8,010	8,649
[3]	Truist Financial Corp.	5.122%	1/26/2034	36,225	36,891
[3]	Truist Financial Corp.	4.964%	10/23/2036	18,180	17,983
	UBS AG	5.000%	7/9/2027	23,250	23,712
	UBS AG	4.864%	1/10/2028	9,480	9,558
	UBS AG	7.500%	2/15/2028	31,577	33,919
	UBS AG	5.650%	9/11/2028	17,300	18,056
	UBS AG	4.500%	6/26/2048	6,720	5,853
[8]	UBS Group AG	4.282%	1/9/2028	5,700	5,709
[8]	UBS Group AG	4.194%	4/1/2031	16,143	15,985
	UBS Group AG	4.875%	5/15/2045	14,580	13,447
	Unum Group	4.000%	6/15/2029	2,000	1,979
	Unum Group	5.250%	12/15/2035	4,613	4,580
	Unum Group	5.750%	8/15/2042	6,443	6,392
	Unum Group	4.500%	12/15/2049	4,839	3,895
	Unum Group	4.125%	6/15/2051	7,000	5,295
	Unum Group	6.000%	6/15/2054	4,100	4,050
[3]	US Bancorp	3.150%	4/27/2027	21,140	20,972
[3]	US Bancorp	4.548%	7/22/2028	24,015	24,210
71

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	US Bancorp	4.653%	2/1/2029	40,316	40,816
	US Bancorp	5.775%	6/12/2029	27,988	29,093
[3]	US Bancorp	3.000%	7/30/2029	9,425	9,076
	US Bancorp	5.384%	1/23/2030	27,500	28,473
[3]	US Bancorp	1.375%	7/22/2030	8,825	7,811
	US Bancorp	5.100%	7/23/2030	41,000	42,202
	US Bancorp	5.046%	2/12/2031	4,890	5,025
	US Bancorp	5.083%	5/15/2031	31,200	32,151
[3]	US Bancorp	2.677%	1/27/2033	5,000	4,507
	US Bancorp	5.850%	10/21/2033	27,060	28,963
	US Bancorp	4.839%	2/1/2034	39,180	39,478
	US Bancorp	5.836%	6/12/2034	2,285	2,436
	US Bancorp	5.678%	1/23/2035	29,820	31,479
	US Bancorp	5.424%	2/12/2036	4,305	4,472
	US Bancorp	2.491%	11/3/2036	13,585	11,865
	Visa Inc.	1.900%	4/15/2027	11,763	11,529
	Visa Inc.	0.750%	8/15/2027	7,500	7,179
	Visa Inc.	2.750%	9/15/2027	10,550	10,424
	Visa Inc.	2.050%	4/15/2030	19,205	17,811
	Visa Inc.	1.100%	2/15/2031	8,200	7,148
	Visa Inc.	4.150%	12/14/2035	18,730	18,239
	Visa Inc.	2.700%	4/15/2040	14,051	10,805
	Visa Inc.	4.300%	12/14/2045	41,060	35,792
	Visa Inc.	3.650%	9/15/2047	6,950	5,418
	Visa Inc.	2.000%	8/15/2050	16,869	9,144
	Voya Financial Inc.	5.700%	7/15/2043	4,550	4,528
	Voya Financial Inc.	4.800%	6/15/2046	1,935	1,715
[3]	Voya Financial Inc.	4.700%	1/23/2048	12,000	11,346
	W R Berkley Corp.	4.750%	8/1/2044	3,780	3,385
	W R Berkley Corp.	4.000%	5/12/2050	4,000	3,064
	W R Berkley Corp.	3.550%	3/30/2052	8,000	5,602
	W R Berkley Corp.	3.150%	9/30/2061	5,500	3,274
	Wachovia Corp.	7.500%	4/15/2035	1,990	2,323
	Wachovia Corp.	5.500%	8/1/2035	5,725	5,898
	Webster Financial Corp.	4.100%	3/25/2029	3,000	2,951
[3]	Wells Fargo & Co.	4.300%	7/22/2027	10,721	10,766
[3]	Wells Fargo & Co.	4.900%	1/24/2028	42,000	42,365
[3]	Wells Fargo & Co.	3.526%	3/24/2028	55,000	54,638
[3]	Wells Fargo & Co.	5.707%	4/22/2028	16,000	16,330
[3]	Wells Fargo & Co.	3.584%	5/22/2028	19,806	19,675
[3]	Wells Fargo & Co.	2.393%	6/2/2028	43,480	42,482
[3]	Wells Fargo & Co.	4.808%	7/25/2028	64,000	64,706
[3]	Wells Fargo & Co.	4.150%	1/24/2029	2,705	2,711
	Wells Fargo & Co.	4.970%	4/23/2029	30,140	30,703
[3]	Wells Fargo & Co.	5.574%	7/25/2029	39,730	41,112
	Wells Fargo & Co.	4.078%	9/15/2029	93,710	93,612
	Wells Fargo & Co.	6.303%	10/23/2029	20,000	21,137
	Wells Fargo & Co.	5.198%	1/23/2030	58,000	59,731
	Wells Fargo & Co.	5.244%	1/24/2031	85,600	88,592
[3]	Wells Fargo & Co.	2.572%	2/11/2031	18,855	17,609
[3]	Wells Fargo & Co.	4.478%	4/4/2031	88,460	89,011
	Wells Fargo & Co.	5.150%	4/23/2031	48,015	49,535
[3]	Wells Fargo & Co.	4.897%	7/25/2033	45,010	45,713
	Wells Fargo & Co.	5.389%	4/24/2034	61,012	63,401
[3]	Wells Fargo & Co.	5.557%	7/25/2034	77,905	81,734
	Wells Fargo & Co.	5.499%	1/23/2035	33,200	34,605
	Wells Fargo & Co.	5.605%	4/23/2036	38,422	40,266
	Wells Fargo & Co.	4.892%	9/15/2036	75,000	74,740
[3]	Wells Fargo & Co.	5.950%	12/15/2036	2,025	2,118
[3]	Wells Fargo & Co.	3.068%	4/30/2041	31,475	24,416
	Wells Fargo & Co.	5.375%	11/2/2043	31,354	30,342
	Wells Fargo & Co.	5.606%	1/15/2044	19,195	18,989
[3]	Wells Fargo & Co.	4.650%	11/4/2044	32,218	28,202
	Wells Fargo & Co.	3.900%	5/1/2045	13,742	11,131
[3]	Wells Fargo & Co.	4.900%	11/17/2045	20,371	18,321
[3]	Wells Fargo & Co.	4.400%	6/14/2046	14,223	11,853
[3]	Wells Fargo & Co.	4.750%	12/7/2046	26,443	23,199
[3]	Wells Fargo & Co.	5.013%	4/4/2051	66,163	60,477
[3]	Wells Fargo & Co.	4.611%	4/25/2053	65,755	56,501
	Wells Fargo Bank NA	5.254%	12/11/2026	27,600	27,929
72

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo Bank NA	5.950%	8/26/2036	3,700	3,946
[3]	Wells Fargo Bank NA	5.850%	2/1/2037	11,275	11,923
[3]	Wells Fargo Bank NA	6.600%	1/15/2038	10,645	11,891
	Western Union Co.	2.750%	3/15/2031	4,000	3,641
	Western Union Co.	6.200%	11/17/2036	6,140	6,402
	Western Union Co.	6.200%	6/21/2040	695	711
	Westpac Banking Corp.	3.350%	3/8/2027	30,390	30,251
	Westpac Banking Corp.	5.457%	11/18/2027	7,500	7,727
	Westpac Banking Corp.	5.535%	11/17/2028	32,035	33,490
	Westpac Banking Corp.	1.953%	11/20/2028	9,395	8,908
	Westpac Banking Corp.	5.050%	4/16/2029	8,600	8,892
	Westpac Banking Corp.	2.650%	1/16/2030	9,250	8,778
	Westpac Banking Corp.	2.150%	6/3/2031	4,027	3,638
	Westpac Banking Corp.	5.405%	8/10/2033	11,450	11,824
	Westpac Banking Corp.	6.820%	11/17/2033	4,200	4,694
	Westpac Banking Corp.	4.110%	7/24/2034	9,021	8,877
	Westpac Banking Corp.	2.668%	11/15/2035	20,000	18,104
[3]	Westpac Banking Corp.	5.618%	11/20/2035	31,390	32,422
	Westpac Banking Corp.	3.020%	11/18/2036	8,010	7,229
	Westpac Banking Corp.	2.963%	11/16/2040	28,033	21,371
	Westpac Banking Corp.	3.133%	11/18/2041	10,000	7,571
	Willis North America Inc.	4.650%	6/15/2027	7,606	7,665
	Willis North America Inc.	4.500%	9/15/2028	5,800	5,842
	Willis North America Inc.	2.950%	9/15/2029	4,753	4,524
	Willis North America Inc.	4.550%	3/15/2031	7,244	7,257
	Willis North America Inc.	5.350%	5/15/2033	7,825	8,073
	Willis North America Inc.	5.150%	3/15/2036	3,250	3,251
	Willis North America Inc.	5.050%	9/15/2048	5,093	4,566
	Willis North America Inc.	3.875%	9/15/2049	8,925	6,620
	Willis North America Inc.	5.900%	3/5/2054	8,000	7,985
	XL Group Ltd.	5.250%	12/15/2043	4,850	4,579
	Zions Bancorp NA	3.250%	10/29/2029	3,090	2,908
	Zions Bancorp NA	6.816%	11/19/2035	2,900	3,083
					24,581,633
Health Care (2.8%)
	Abbott Laboratories	4.750%	11/30/2036	7,510	7,546
	Abbott Laboratories	6.000%	4/1/2039	950	1,044
	Abbott Laboratories	4.750%	4/15/2043	18,425	17,405
	Abbott Laboratories	4.900%	11/30/2046	35,182	33,086
	AbbVie Inc.	4.800%	3/15/2027	47,500	48,007
	AbbVie Inc.	4.650%	3/15/2028	14,700	14,946
	AbbVie Inc.	4.250%	11/14/2028	18,784	18,989
	AbbVie Inc.	4.800%	3/15/2029	28,000	28,695
	AbbVie Inc.	3.200%	11/21/2029	82,443	79,959
	AbbVie Inc.	4.875%	3/15/2030	11,700	12,051
	AbbVie Inc.	4.950%	3/15/2031	37,326	38,613
	AbbVie Inc.	5.050%	3/15/2034	34,941	35,894
	AbbVie Inc.	4.550%	3/15/2035	27,789	27,385
	AbbVie Inc.	5.200%	3/15/2035	8,350	8,635
	AbbVie Inc.	4.500%	5/14/2035	49,468	48,582
	AbbVie Inc.	4.300%	5/14/2036	9,275	8,894
	AbbVie Inc.	4.050%	11/21/2039	56,357	50,267
	AbbVie Inc.	4.625%	10/1/2042	4,810	4,383
	AbbVie Inc.	4.400%	11/6/2042	40,693	36,256
	AbbVie Inc.	4.850%	6/15/2044	20,416	18,896
	AbbVie Inc.	4.750%	3/15/2045	7,083	6,448
	AbbVie Inc.	4.700%	5/14/2045	26,095	23,563
	AbbVie Inc.	4.450%	5/14/2046	39,181	34,005
	AbbVie Inc.	4.875%	11/14/2048	8,036	7,314
	AbbVie Inc.	4.250%	11/21/2049	87,154	71,770
	AbbVie Inc.	5.400%	3/15/2054	44,519	43,245
	AbbVie Inc.	5.600%	3/15/2055	29,110	29,165
	AbbVie Inc.	5.500%	3/15/2064	21,000	20,388
[3]	Adventist Health System	4.742%	12/1/2030	4,000	4,017
	Adventist Health System	5.430%	3/1/2032	4,000	4,094
	Adventist Health System	5.757%	12/1/2034	4,925	5,075
	Adventist Health System	3.630%	3/1/2049	5,495	3,740
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	5,851	5,842
[3]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	775	714
73

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	7,010	5,864
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	3,275	2,338
[3]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	3,100	2,027
	Aetna Inc.	6.625%	6/15/2036	10,474	11,528
	Aetna Inc.	6.750%	12/15/2037	5,500	6,059
	Aetna Inc.	4.500%	5/15/2042	4,325	3,707
	Aetna Inc.	4.750%	3/15/2044	3,520	3,076
	Agilent Technologies Inc.	2.750%	9/15/2029	6,000	5,731
	Agilent Technologies Inc.	2.100%	6/4/2030	3,175	2,900
	Agilent Technologies Inc.	2.300%	3/12/2031	13,000	11,766
	Agilent Technologies Inc.	4.750%	9/9/2034	7,325	7,306
	AHS Hospital Corp.	5.024%	7/1/2045	3,500	3,228
[3]	AHS Hospital Corp.	2.780%	7/1/2051	10,000	6,196
[3]	Allina Health System	3.887%	4/15/2049	3,750	2,915
	Amgen Inc.	2.200%	2/21/2027	16,307	15,998
	Amgen Inc.	3.200%	11/2/2027	11,859	11,715
	Amgen Inc.	5.150%	3/2/2028	21,760	22,266
	Amgen Inc.	1.650%	8/15/2028	25,800	24,316
	Amgen Inc.	4.050%	8/18/2029	17,770	17,753
	Amgen Inc.	2.450%	2/21/2030	10,955	10,219
	Amgen Inc.	5.250%	3/2/2030	41,435	42,983
	Amgen Inc.	2.300%	2/25/2031	34,442	31,231
	Amgen Inc.	2.000%	1/15/2032	12,705	11,073
	Amgen Inc.	3.350%	2/22/2032	11,000	10,359
	Amgen Inc.	4.200%	3/1/2033	6,325	6,180
	Amgen Inc.	5.250%	3/2/2033	61,440	63,630
	Amgen Inc.	3.150%	2/21/2040	29,724	23,414
	Amgen Inc.	2.800%	8/15/2041	4,355	3,186
	Amgen Inc.	4.950%	10/1/2041	12,860	12,166
	Amgen Inc.	5.150%	11/15/2041	3,478	3,364
	Amgen Inc.	5.650%	6/15/2042	2,170	2,198
	Amgen Inc.	5.600%	3/2/2043	32,251	32,396
	Amgen Inc.	4.400%	5/1/2045	28,205	24,129
	Amgen Inc.	4.563%	6/15/2048	10,023	8,563
	Amgen Inc.	4.663%	6/15/2051	46,424	39,725
	Amgen Inc.	4.200%	2/22/2052	22,750	18,026
	Amgen Inc.	4.875%	3/1/2053	9,500	8,347
	Amgen Inc.	5.650%	3/2/2053	64,975	63,640
	Amgen Inc.	2.770%	9/1/2053	6,693	3,973
	Amgen Inc.	4.400%	2/22/2062	7,436	5,802
	Amgen Inc.	5.750%	3/2/2063	38,740	37,778
[3]	Ascension Health	4.078%	11/15/2028	5,273	5,296
[3]	Ascension Health	2.532%	11/15/2029	13,426	12,690
[3]	Ascension Health	4.294%	11/15/2030	11,127	11,151
[3]	Ascension Health	4.923%	11/15/2035	9,231	9,247
[3]	Ascension Health	3.106%	11/15/2039	9,450	7,522
	Ascension Health	3.945%	11/15/2046	18,010	14,620
[3]	Ascension Health	4.847%	11/15/2053	6,500	5,854
	AstraZeneca Finance LLC	4.800%	2/26/2027	24,500	24,779
	AstraZeneca Finance LLC	4.875%	3/3/2028	15,000	15,321
	AstraZeneca Finance LLC	1.750%	5/28/2028	17,500	16,711
	AstraZeneca Finance LLC	4.850%	2/26/2029	22,479	23,076
	AstraZeneca Finance LLC	4.900%	3/3/2030	13,000	13,421
	AstraZeneca Finance LLC	4.900%	2/26/2031	18,500	19,140
	AstraZeneca Finance LLC	2.250%	5/28/2031	13,000	11,820
	AstraZeneca Finance LLC	4.875%	3/3/2033	5,575	5,748
	AstraZeneca Finance LLC	5.000%	2/26/2034	11,575	11,973
	AstraZeneca plc	4.000%	1/17/2029	11,900	11,928
	AstraZeneca plc	1.375%	8/6/2030	16,361	14,540
	AstraZeneca plc	6.450%	9/15/2037	36,172	41,214
	AstraZeneca plc	4.000%	9/18/2042	15,126	13,025
	AstraZeneca plc	4.375%	11/16/2045	10,900	9,584
	AstraZeneca plc	4.375%	8/17/2048	8,400	7,301
	AstraZeneca plc	2.125%	8/6/2050	10,450	5,814
	AstraZeneca plc	3.000%	5/28/2051	7,090	4,770
	Banner Health	2.338%	1/1/2030	5,000	4,664
	Banner Health	1.897%	1/1/2031	1,000	895
	Banner Health	2.907%	1/1/2042	3,500	2,571
[3]	Banner Health	3.181%	1/1/2050	3,920	2,680
	Banner Health	2.913%	1/1/2051	3,150	2,016
74

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	3,500	2,043
[3]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	7,250	5,171
	Baxalta Inc.	5.250%	6/23/2045	4,188	3,996
	Baxter International Inc.	1.915%	2/1/2027	7,131	6,960
	Baxter International Inc.	2.272%	12/1/2028	13,000	12,272
	Baxter International Inc.	4.450%	2/15/2029	2,295	2,301
	Baxter International Inc.	3.950%	4/1/2030	6,025	5,869
	Baxter International Inc.	4.900%	12/15/2030	2,368	2,384
	Baxter International Inc.	1.730%	4/1/2031	16,375	14,028
	Baxter International Inc.	2.539%	2/1/2032	45,000	39,208
	Baxter International Inc.	5.650%	12/15/2035	5,478	5,555
	Baxter International Inc.	3.500%	8/15/2046	4,750	3,361
	Baxter International Inc.	3.132%	12/1/2051	10,495	6,584
[3]	BayCare Health System Inc.	3.831%	11/15/2050	1,500	1,150
[3]	Baylor Scott & White Holdings	1.777%	11/15/2030	3,310	2,965
	Baylor Scott & White Holdings	4.185%	11/15/2045	9,355	7,867
[3]	Baylor Scott & White Holdings	2.839%	11/15/2050	10,475	6,623
	Becton Dickinson & Co.	3.700%	6/6/2027	20,860	20,782
	Becton Dickinson & Co.	4.693%	2/13/2028	13,387	13,557
	Becton Dickinson & Co.	5.081%	6/7/2029	18,278	18,768
	Becton Dickinson & Co.	2.823%	5/20/2030	10,227	9,641
	Becton Dickinson & Co.	1.957%	2/11/2031	10,000	8,892
	Becton Dickinson & Co.	4.298%	8/22/2032	11,000	10,826
	Becton Dickinson & Co.	5.110%	2/8/2034	6,225	6,351
	Becton Dickinson & Co.	4.685%	12/15/2044	7,412	6,554
	Becton Dickinson & Co.	4.669%	6/6/2047	17,745	15,416
	Becton Dickinson & Co.	3.794%	5/20/2050	5,234	3,909
[3]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	2,000	1,304
	Biogen Inc.	2.250%	5/1/2030	18,647	17,128
	Biogen Inc.	5.750%	5/15/2035	7,985	8,407
	Biogen Inc.	5.200%	9/15/2045	6,221	5,724
	Biogen Inc.	3.150%	5/1/2050	22,254	14,387
	Biogen Inc.	3.250%	2/15/2051	7,539	4,954
	Biogen Inc.	6.450%	5/15/2055	8,110	8,521
	Bio-Rad Laboratories Inc.	3.300%	3/15/2027	3,000	2,973
	Bio-Rad Laboratories Inc.	3.700%	3/15/2032	6,215	5,864
[3]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	1,750	1,758
[3]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	6,312	6,164
	Boston Scientific Corp.	2.650%	6/1/2030	14,050	13,220
	Boston Scientific Corp.	6.250%	11/15/2035	2,923	3,283
	Boston Scientific Corp.	4.550%	3/1/2039	11,841	11,273
	Boston Scientific Corp.	7.375%	1/15/2040	1,650	2,036
	Boston Scientific Corp.	4.700%	3/1/2049	11,090	9,941
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	30,341	30,243
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	14,125	14,722
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	20,000	18,523
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	984	1,074
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	36,300	37,741
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	24,517	22,253
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	10,865	8,339
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	4,000	4,003
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	12,014	10,805
	Bristol-Myers Squibb Co.	5.000%	8/15/2045	6,600	6,211
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	14,568	12,295
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	13,989	12,086
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	58,238	47,510
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	21,275	12,582
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	41,022	30,113
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	32,895	32,288
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	15,250	11,051
	Cardinal Health Inc.	3.410%	6/15/2027	9,520	9,448
	Cardinal Health Inc.	5.125%	2/15/2029	8,000	8,232
	Cardinal Health Inc.	5.000%	11/15/2029	7,500	7,703
	Cardinal Health Inc.	4.500%	9/15/2030	7,100	7,165
	Cardinal Health Inc.	5.450%	2/15/2034	6,000	6,234
	Cardinal Health Inc.	5.350%	11/15/2034	12,000	12,364
	Cardinal Health Inc.	5.150%	9/15/2035	4,925	5,006
	Cardinal Health Inc.	4.600%	3/15/2043	3,119	2,736
	Cardinal Health Inc.	4.500%	11/15/2044	8,275	7,118
	Cardinal Health Inc.	4.900%	9/15/2045	4,580	4,123
75

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cardinal Health Inc.	4.368%	6/15/2047	4,500	3,730
	Cardinal Health Inc.	5.750%	11/15/2054	7,400	7,381
[3]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/2050	5,900	4,039
	Cencora Inc.	3.450%	12/15/2027	11,525	11,426
	Cencora Inc.	4.625%	12/15/2027	3,450	3,494
	Cencora Inc.	4.850%	12/15/2029	3,500	3,579
	Cencora Inc.	2.800%	5/15/2030	7,250	6,826
	Cencora Inc.	2.700%	3/15/2031	19,700	18,152
	Cencora Inc.	5.125%	2/15/2034	5,793	5,939
	Cencora Inc.	5.150%	2/15/2035	8,150	8,331
	Cencora Inc.	4.250%	3/1/2045	5,132	4,339
	Cencora Inc.	4.300%	12/15/2047	10,675	8,937
	Centene Corp.	2.450%	7/15/2028	25,984	24,322
	Centene Corp.	4.625%	12/15/2029	46,262	44,857
	Centene Corp.	3.375%	2/15/2030	10,785	9,928
	Centene Corp.	3.000%	10/15/2030	23,030	20,603
	Centene Corp.	2.500%	3/1/2031	26,765	23,086
	Centene Corp.	2.625%	8/1/2031	14,075	12,091
	Children's Health System of Texas	2.511%	8/15/2050	9,950	5,851
[3]	Children's Hospital	2.928%	7/15/2050	4,575	2,941
[3]	Children's Hospital Corp.	4.115%	1/1/2047	1,575	1,313
[3]	Children's Hospital Corp.	2.585%	2/1/2050	2,500	1,520
	Children's Hospital Medical Center	4.268%	5/15/2044	1,300	1,133
[3]	Children's Hospital of Philadelphia	2.704%	7/1/2050	7,025	4,368
[3]	CHRISTUS Health	4.341%	7/1/2028	17,402	17,450
[3]	Cigna Group	3.400%	3/1/2027	32,690	32,485
	Cigna Group	4.375%	10/15/2028	29,071	29,331
	Cigna Group	5.000%	5/15/2029	11,300	11,604
	Cigna Group	2.400%	3/15/2030	21,169	19,654
	Cigna Group	4.500%	9/15/2030	12,877	12,968
	Cigna Group	2.375%	3/15/2031	19,410	17,573
	Cigna Group	5.125%	5/15/2031	10,000	10,331
	Cigna Group	4.875%	9/15/2032	17,761	17,986
	Cigna Group	5.400%	3/15/2033	8,760	9,123
	Cigna Group	5.250%	2/15/2034	18,835	19,365
	Cigna Group	5.250%	1/15/2036	18,800	19,121
	Cigna Group	4.800%	8/15/2038	27,930	26,758
	Cigna Group	3.200%	3/15/2040	7,600	6,003
[3]	Cigna Group	6.125%	11/15/2041	4,534	4,792
[3]	Cigna Group	5.375%	2/15/2042	550	535
[3]	Cigna Group	4.800%	7/15/2046	20,465	18,153
[3]	Cigna Group	3.875%	10/15/2047	18,104	13,925
	Cigna Group	4.900%	12/15/2048	29,539	26,294
	Cigna Group	3.400%	3/15/2050	22,480	15,705
	Cigna Group	3.400%	3/15/2051	15,015	10,414
	Cigna Group	5.600%	2/15/2054	15,000	14,552
	Cigna Group	6.000%	1/15/2056	5,388	5,535
[3]	City of Hope	5.623%	11/15/2043	2,000	1,972
[3]	City of Hope	4.378%	8/15/2048	7,375	6,025
	Cleveland Clinic Foundation	4.858%	1/1/2114	4,515	3,825
	CommonSpirit Health	6.073%	11/1/2027	4,000	4,134
	CommonSpirit Health	3.347%	10/1/2029	8,645	8,356
	CommonSpirit Health	4.352%	9/1/2030	8,184	8,154
	CommonSpirit Health	2.782%	10/1/2030	3,375	3,142
	CommonSpirit Health	5.205%	12/1/2031	12,500	12,945
	CommonSpirit Health	5.318%	12/1/2034	7,450	7,591
	CommonSpirit Health	4.825%	9/1/2035	5,763	5,702
[3]	CommonSpirit Health	4.975%	9/1/2035	7,545	7,459
[3]	CommonSpirit Health	4.350%	11/1/2042	4,635	4,031
	CommonSpirit Health	5.580%	9/1/2045	4,419	4,317
	CommonSpirit Health	3.817%	10/1/2049	6,270	4,683
	CommonSpirit Health	4.187%	10/1/2049	14,300	11,209
	CommonSpirit Health	3.910%	10/1/2050	7,740	5,781
	CommonSpirit Health	5.548%	12/1/2054	6,297	6,000
	CommonSpirit Health	5.662%	9/1/2055	7,692	7,442
[3]	Community Health Network Inc.	3.099%	5/1/2050	9,817	6,257
[3]	Corewell Health Obligated Group	3.487%	7/15/2049	2,855	2,049
[3]	Cottage Health Obligated Group	3.304%	11/1/2049	5,210	3,658
	CVS Health Corp.	3.625%	4/1/2027	6,100	6,067
	CVS Health Corp.	1.300%	8/21/2027	25,464	24,356
76

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	4.300%	3/25/2028	38,907	39,052
	CVS Health Corp.	5.000%	1/30/2029	17,810	18,196
	CVS Health Corp.	5.400%	6/1/2029	12,015	12,438
	CVS Health Corp.	3.250%	8/15/2029	52,130	50,321
	CVS Health Corp.	5.125%	2/21/2030	13,000	13,353
	CVS Health Corp.	3.750%	4/1/2030	18,347	17,905
	CVS Health Corp.	1.750%	8/21/2030	16,075	14,283
	CVS Health Corp.	5.250%	1/30/2031	8,000	8,263
	CVS Health Corp.	1.875%	2/28/2031	25,630	22,506
	CVS Health Corp.	5.550%	6/1/2031	8,515	8,914
	CVS Health Corp.	2.125%	9/15/2031	22,440	19,713
	CVS Health Corp.	5.000%	9/15/2032	4,993	5,091
	CVS Health Corp.	5.250%	2/21/2033	20,950	21,573
	CVS Health Corp.	5.300%	6/1/2033	16,285	16,816
	CVS Health Corp.	5.700%	6/1/2034	9,500	9,963
	CVS Health Corp.	4.875%	7/20/2035	11,475	11,290
	CVS Health Corp.	5.450%	9/15/2035	12,122	12,404
	CVS Health Corp.	4.780%	3/25/2038	55,570	52,443
	CVS Health Corp.	6.125%	9/15/2039	4,950	5,162
	CVS Health Corp.	4.125%	4/1/2040	9,322	7,958
	CVS Health Corp.	5.300%	12/5/2043	10,793	10,041
	CVS Health Corp.	5.125%	7/20/2045	45,019	40,645
	CVS Health Corp.	5.050%	3/25/2048	98,227	86,584
	CVS Health Corp.	5.625%	2/21/2053	19,000	17,801
	CVS Health Corp.	5.875%	6/1/2053	17,254	16,729
	CVS Health Corp.	6.050%	6/1/2054	6,870	6,839
	CVS Health Corp.	6.200%	9/15/2055	14,215	14,427
	CVS Health Corp.	6.000%	6/1/2063	12,233	11,796
	CVS Health Corp.	6.250%	9/15/2065	7,225	7,243
	Danaher Corp.	4.375%	9/15/2045	6,000	5,235
	Danaher Corp.	2.600%	10/1/2050	6,202	3,780
	Danaher Corp.	2.800%	12/10/2051	10,433	6,561
[3]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	3,100	2,413
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	6,500	6,006
	DH Europe Finance II Sarl	2.600%	11/15/2029	14,000	13,267
	DH Europe Finance II Sarl	3.250%	11/15/2039	14,480	11,863
	DH Europe Finance II Sarl	3.400%	11/15/2049	10,897	7,834
	Dignity Health	4.500%	11/1/2042	6,000	5,200
	Dignity Health	5.267%	11/1/2064	6,075	5,444
[3]	Duke University Health System Inc.	3.920%	6/1/2047	4,800	3,860
	Edwards Lifesciences Corp.	4.300%	6/15/2028	6,325	6,365
	Elevance Health Inc.	3.650%	12/1/2027	31,571	31,424
	Elevance Health Inc.	4.101%	3/1/2028	9,466	9,479
	Elevance Health Inc.	4.000%	9/15/2028	11,481	11,463
	Elevance Health Inc.	5.150%	6/15/2029	7,075	7,292
	Elevance Health Inc.	2.875%	9/15/2029	6,955	6,625
	Elevance Health Inc.	4.750%	2/15/2030	4,750	4,843
	Elevance Health Inc.	2.250%	5/15/2030	30,808	28,278
	Elevance Health Inc.	2.550%	3/15/2031	12,034	10,987
	Elevance Health Inc.	4.950%	11/1/2031	9,410	9,612
	Elevance Health Inc.	4.100%	5/15/2032	8,070	7,848
	Elevance Health Inc.	4.600%	9/15/2032	12,200	12,173
	Elevance Health Inc.	5.500%	10/15/2032	3,400	3,577
	Elevance Health Inc.	4.750%	2/15/2033	17,690	17,754
	Elevance Health Inc.	5.375%	6/15/2034	14,340	14,813
	Elevance Health Inc.	5.950%	12/15/2034	1,001	1,069
	Elevance Health Inc.	5.200%	2/15/2035	21,675	22,127
	Elevance Health Inc.	5.000%	1/15/2036	37,707	37,493
	Elevance Health Inc.	5.850%	1/15/2036	1,200	1,273
	Elevance Health Inc.	6.375%	6/15/2037	5,865	6,372
	Elevance Health Inc.	4.625%	5/15/2042	12,315	11,056
	Elevance Health Inc.	4.650%	1/15/2043	10,695	9,575
	Elevance Health Inc.	5.100%	1/15/2044	11,855	11,158
	Elevance Health Inc.	4.650%	8/15/2044	9,592	8,443
	Elevance Health Inc.	4.375%	12/1/2047	15,631	12,970
	Elevance Health Inc.	3.125%	5/15/2050	22,925	14,980
	Elevance Health Inc.	3.600%	3/15/2051	15,100	10,752
	Elevance Health Inc.	4.550%	5/15/2052	3,070	2,536
	Elevance Health Inc.	6.100%	10/15/2052	8,881	9,140
	Elevance Health Inc.	5.125%	2/15/2053	9,800	8,838
77

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Elevance Health Inc.	4.850%	8/15/2054	2,720	2,311
	Elevance Health Inc.	5.700%	2/15/2055	61,295	59,748
	Elevance Health Inc.	5.700%	9/15/2055	3,300	3,235
	Elevance Health Inc.	5.850%	11/1/2064	9,260	9,077
	Eli Lilly & Co.	4.500%	2/9/2027	20,305	20,476
	Eli Lilly & Co.	4.150%	8/14/2027	3,250	3,275
	Eli Lilly & Co.	4.550%	2/12/2028	11,700	11,898
	Eli Lilly & Co.	4.000%	10/15/2028	17,714	17,828
	Eli Lilly & Co.	4.500%	2/9/2029	32,100	32,703
	Eli Lilly & Co.	3.375%	3/15/2029	10,782	10,623
	Eli Lilly & Co.	4.200%	8/14/2029	11,482	11,594
	Eli Lilly & Co.	4.750%	2/12/2030	24,060	24,733
	Eli Lilly & Co.	4.250%	3/15/2031	5,922	5,967
	Eli Lilly & Co.	4.900%	2/12/2032	11,670	12,075
	Eli Lilly & Co.	4.550%	10/15/2032	16,596	16,825
	Eli Lilly & Co.	4.700%	2/27/2033	20,005	20,432
	Eli Lilly & Co.	4.700%	2/9/2034	17,446	17,674
	Eli Lilly & Co.	4.600%	8/14/2034	14,223	14,271
	Eli Lilly & Co.	4.900%	10/15/2035	15,890	16,157
	Eli Lilly & Co.	3.950%	3/15/2049	4,628	3,721
	Eli Lilly & Co.	2.250%	5/15/2050	24,737	14,220
	Eli Lilly & Co.	4.875%	2/27/2053	22,220	20,265
	Eli Lilly & Co.	5.000%	2/9/2054	21,950	20,437
	Eli Lilly & Co.	5.050%	8/14/2054	9,000	8,426
	Eli Lilly & Co.	5.500%	2/12/2055	18,175	18,192
	Eli Lilly & Co.	5.550%	10/15/2055	7,123	7,172
	Eli Lilly & Co.	4.150%	3/15/2059	2,000	1,584
	Eli Lilly & Co.	2.500%	9/15/2060	7,200	3,917
	Eli Lilly & Co.	4.950%	2/27/2063	15,750	14,195
	Eli Lilly & Co.	5.100%	2/9/2064	19,575	18,029
	Eli Lilly & Co.	5.200%	8/14/2064	17,025	16,002
	Eli Lilly & Co.	5.600%	2/12/2065	6,150	6,159
	Eli Lilly & Co.	5.650%	10/15/2065	11,769	11,857
[3]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	3,975	3,030
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	18,566	19,109
	GE HealthCare Technologies Inc.	4.150%	12/15/2028	16,033	16,079
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	9,000	9,202
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	15,000	15,861
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	7,300	7,434
	GE HealthCare Technologies Inc.	5.905%	11/22/2032	18,750	20,183
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	9,700	10,082
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	8,000	7,991
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	13,460	14,661
	Gilead Sciences Inc.	2.950%	3/1/2027	25,100	24,858
	Gilead Sciences Inc.	1.200%	10/1/2027	4,500	4,311
	Gilead Sciences Inc.	4.800%	11/15/2029	5,750	5,911
	Gilead Sciences Inc.	1.650%	10/1/2030	8,063	7,222
	Gilead Sciences Inc.	5.250%	10/15/2033	13,500	14,183
	Gilead Sciences Inc.	5.100%	6/15/2035	11,650	11,936
	Gilead Sciences Inc.	4.600%	9/1/2035	14,199	14,039
	Gilead Sciences Inc.	4.000%	9/1/2036	16,425	15,284
	Gilead Sciences Inc.	2.600%	10/1/2040	11,066	8,168
	Gilead Sciences Inc.	5.650%	12/1/2041	5,610	5,820
	Gilead Sciences Inc.	4.800%	4/1/2044	20,456	18,861
	Gilead Sciences Inc.	4.500%	2/1/2045	25,575	22,601
	Gilead Sciences Inc.	4.750%	3/1/2046	25,569	23,167
	Gilead Sciences Inc.	4.150%	3/1/2047	17,317	14,351
	Gilead Sciences Inc.	2.800%	10/1/2050	19,390	12,257
	Gilead Sciences Inc.	5.550%	10/15/2053	10,965	10,886
	Gilead Sciences Inc.	5.500%	11/15/2054	12,200	12,032
	Gilead Sciences Inc.	5.600%	11/15/2064	8,775	8,695
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	24,150	24,172
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	11,209	11,386
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	8,400	8,878
	GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	14,800	14,950
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	35,389	39,682
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	14,250	12,458
	GlaxoSmithKline Capital plc	4.315%	3/12/2027	5,866	5,910
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	8,637	8,469
[3]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	4,900	3,554
78

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	4,000	3,284
[3]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	5,625	3,587
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	2,100	1,764
[3]	Hartford HealthCare Corp.	3.447%	7/1/2054	3,705	2,631
	HCA Inc.	4.500%	2/15/2027	10,413	10,436
	HCA Inc.	3.125%	3/15/2027	7,130	7,056
	HCA Inc.	5.000%	3/1/2028	8,225	8,379
	HCA Inc.	5.200%	6/1/2028	10,611	10,875
	HCA Inc.	5.625%	9/1/2028	15,111	15,577
	HCA Inc.	5.875%	2/1/2029	6,000	6,251
	HCA Inc.	3.375%	3/15/2029	1,940	1,891
	HCA Inc.	4.125%	6/15/2029	75,256	74,986
	HCA Inc.	5.250%	3/1/2030	2,695	2,782
	HCA Inc.	3.500%	9/1/2030	40,685	39,129
	HCA Inc.	4.300%	11/15/2030	6,000	5,976
	HCA Inc.	5.450%	4/1/2031	19,717	20,571
	HCA Inc.	2.375%	7/15/2031	15,000	13,437
	HCA Inc.	5.500%	3/1/2032	8,800	9,171
	HCA Inc.	3.625%	3/15/2032	24,915	23,531
	HCA Inc.	4.600%	11/15/2032	11,935	11,843
	HCA Inc.	5.500%	6/1/2033	18,263	18,997
	HCA Inc.	5.600%	4/1/2034	15,050	15,696
	HCA Inc.	5.450%	9/15/2034	14,300	14,716
	HCA Inc.	5.750%	3/1/2035	18,000	18,888
	HCA Inc.	4.900%	11/15/2035	11,938	11,776
	HCA Inc.	5.125%	6/15/2039	14,714	14,197
	HCA Inc.	4.375%	3/15/2042	7,650	6,524
	HCA Inc.	5.500%	6/15/2047	25,829	24,390
	HCA Inc.	5.250%	6/15/2049	23,591	21,325
	HCA Inc.	3.500%	7/15/2051	35,547	24,109
	HCA Inc.	4.625%	3/15/2052	23,615	19,239
	HCA Inc.	5.900%	6/1/2053	6,011	5,882
	HCA Inc.	6.000%	4/1/2054	32,734	32,533
	HCA Inc.	6.200%	3/1/2055	6,050	6,167
	HCA Inc.	5.700%	11/15/2055	42,500	40,518
	HCA Inc.	6.100%	4/1/2064	14,955	14,825
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	6,720	5,090
	Humana Inc.	1.350%	2/3/2027	5,745	5,576
	Humana Inc.	3.950%	3/15/2027	4,450	4,440
	Humana Inc.	5.750%	3/1/2028	6,505	6,706
	Humana Inc.	5.750%	12/1/2028	5,000	5,202
	Humana Inc.	3.700%	3/23/2029	12,500	12,268
	Humana Inc.	3.125%	8/15/2029	2,600	2,493
	Humana Inc.	4.875%	4/1/2030	6,150	6,234
	Humana Inc.	5.375%	4/15/2031	18,755	19,375
	Humana Inc.	2.150%	2/3/2032	12,800	11,093
	Humana Inc.	5.875%	3/1/2033	8,955	9,407
	Humana Inc.	5.950%	3/15/2034	9,000	9,446
	Humana Inc.	5.550%	5/1/2035	8,700	8,877
	Humana Inc.	4.625%	12/1/2042	4,730	4,066
	Humana Inc.	4.950%	10/1/2044	6,205	5,472
	Humana Inc.	4.800%	3/15/2047	3,120	2,644
	Humana Inc.	3.950%	8/15/2049	981	726
	Humana Inc.	5.500%	3/15/2053	13,355	12,144
	Humana Inc.	5.750%	4/15/2054	9,096	8,561
	Humana Inc.	6.000%	5/1/2055	10,540	10,250
	Icon Investments Six DAC	6.000%	5/8/2034	6,538	6,915
	Illumina Inc.	5.750%	12/13/2027	5,025	5,173
	Illumina Inc.	4.750%	12/12/2030	5,325	5,377
	Illumina Inc.	2.550%	3/23/2031	5,000	4,532
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	5,950	4,748
[3]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	3,350	2,107
	Inova Health System Foundation	4.068%	5/15/2052	3,000	2,385
[3]	Integris Baptist Medical Center Inc.	3.875%	8/15/2050	6,000	4,336
[3]	Iowa Health System	3.665%	2/15/2050	5,000	3,716
	IQVIA Inc.	6.250%	2/1/2029	5,000	5,272
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	7,425	5,914
	Johnson & Johnson	4.500%	3/1/2027	6,905	6,976
	Johnson & Johnson	2.950%	3/3/2027	8,550	8,490
	Johnson & Johnson	0.950%	9/1/2027	6,475	6,202
79

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Johnson & Johnson	2.900%	1/15/2028	29,337	28,949
	Johnson & Johnson	4.800%	6/1/2029	15,600	16,098
	Johnson & Johnson	6.950%	9/1/2029	2,650	2,936
	Johnson & Johnson	4.700%	3/1/2030	11,741	12,098
	Johnson & Johnson	1.300%	9/1/2030	11,590	10,332
	Johnson & Johnson	4.900%	6/1/2031	8,057	8,408
	Johnson & Johnson	4.850%	3/1/2032	14,278	14,820
	Johnson & Johnson	4.950%	5/15/2033	2,650	2,792
	Johnson & Johnson	4.375%	12/5/2033	9,529	9,659
	Johnson & Johnson	4.950%	6/1/2034	2,390	2,507
	Johnson & Johnson	5.000%	3/1/2035	19,688	20,501
	Johnson & Johnson	3.550%	3/1/2036	13,290	12,232
	Johnson & Johnson	3.625%	3/3/2037	11,356	10,318
	Johnson & Johnson	5.950%	8/15/2037	5,039	5,606
	Johnson & Johnson	3.400%	1/15/2038	19,454	17,096
	Johnson & Johnson	5.850%	7/15/2038	3,797	4,180
	Johnson & Johnson	2.100%	9/1/2040	28,235	19,952
	Johnson & Johnson	4.500%	9/1/2040	2,600	2,519
	Johnson & Johnson	4.850%	5/15/2041	825	817
	Johnson & Johnson	4.500%	12/5/2043	11,620	10,761
	Johnson & Johnson	3.700%	3/1/2046	20,872	16,902
	Johnson & Johnson	3.750%	3/3/2047	21,550	17,363
	Johnson & Johnson	3.500%	1/15/2048	13,229	10,187
	Johnson & Johnson	2.250%	9/1/2050	4,172	2,457
	Johnson & Johnson	5.250%	6/1/2054	9,825	9,826
	Johnson & Johnson	2.450%	9/1/2060	8,450	4,649
	Kaiser Foundation Hospitals	3.150%	5/1/2027	14,674	14,554
[3]	Kaiser Foundation Hospitals	2.810%	6/1/2041	21,930	16,291
	Kaiser Foundation Hospitals	4.875%	4/1/2042	6,050	5,707
	Kaiser Foundation Hospitals	4.150%	5/1/2047	24,144	20,083
[3]	Kaiser Foundation Hospitals	3.266%	11/1/2049	11,150	7,772
[3]	Kaiser Foundation Hospitals	3.002%	6/1/2051	7,000	4,566
	Koninklijke Philips NV	6.875%	3/11/2038	4,600	5,169
	Koninklijke Philips NV	5.000%	3/15/2042	12,775	11,764
	Laboratory Corp. of America Holdings	3.600%	9/1/2027	5,275	5,253
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	7,625	7,264
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	7,600	7,606
	Laboratory Corp. of America Holdings	2.700%	6/1/2031	5,000	4,586
	Laboratory Corp. of America Holdings	4.550%	4/1/2032	11,800	11,785
	Laboratory Corp. of America Holdings	4.800%	10/1/2034	10,750	10,651
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	8,760	7,787
[3]	Mass General Brigham Inc.	3.765%	7/1/2048	1,000	771
[3]	Mass General Brigham Inc.	3.192%	7/1/2049	3,275	2,248
[3]	Mass General Brigham Inc.	4.117%	7/1/2055	7,550	6,135
[3]	Mass General Brigham Inc.	3.342%	7/1/2060	6,400	4,186
[3]	Mayo Clinic	3.774%	11/15/2043	5,150	4,217
[3]	Mayo Clinic	4.000%	11/15/2047	2,865	2,286
[3]	Mayo Clinic	4.128%	11/15/2052	1,150	919
[3]	Mayo Clinic	3.196%	11/15/2061	7,000	4,477
	McKesson Corp.	3.950%	2/16/2028	2,500	2,498
	McKesson Corp.	4.900%	7/15/2028	1,493	1,530
	McKesson Corp.	4.250%	9/15/2029	5,275	5,302
	McKesson Corp.	4.650%	5/30/2030	12,200	12,411
	McKesson Corp.	4.950%	5/30/2032	15,827	16,255
	McKesson Corp.	5.100%	7/15/2033	4,623	4,776
	McKesson Corp.	5.250%	5/30/2035	8,450	8,723
[3]	McLaren Health Care Corp.	4.386%	5/15/2048	4,433	3,728
[3]	MedStar Health Inc.	3.626%	8/15/2049	4,000	2,934
	Medtronic Global Holdings SCA	4.250%	3/30/2028	19,415	19,554
	Medtronic Inc.	4.375%	3/15/2035	47,569	46,711
	Medtronic Inc.	4.625%	3/15/2045	9,242	8,453
	Memorial Health Services	3.447%	11/1/2049	5,000	3,557
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/2042	700	675
[3]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	2,000	1,307
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	13,355	10,723
[3]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	6,700	5,413
	Merck & Co. Inc.	1.700%	6/10/2027	20,000	19,475
	Merck & Co. Inc.	3.850%	9/15/2027	8,700	8,731
	Merck & Co. Inc.	1.900%	12/10/2028	4,000	3,793
	Merck & Co. Inc.	3.400%	3/7/2029	16,470	16,215
80

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Merck & Co. Inc.	3.850%	3/15/2029	8,643	8,643
	Merck & Co. Inc.	4.300%	5/17/2030	7,958	8,042
	Merck & Co. Inc.	1.450%	6/24/2030	5,282	4,727
	Merck & Co. Inc.	4.150%	9/15/2030	16,600	16,646
	Merck & Co. Inc.	4.150%	3/15/2031	12,905	12,863
	Merck & Co. Inc.	2.150%	12/10/2031	26,558	23,636
	Merck & Co. Inc.	4.550%	9/15/2032	20,452	20,680
	Merck & Co. Inc.	4.450%	12/4/2032	12,138	12,158
	Merck & Co. Inc.	4.500%	5/17/2033	8,314	8,395
	Merck & Co. Inc.	4.950%	9/15/2035	37,530	38,110
	Merck & Co. Inc.	4.750%	12/4/2035	18,198	18,154
	Merck & Co. Inc.	3.900%	3/7/2039	6,539	5,845
	Merck & Co. Inc.	2.350%	6/24/2040	2,379	1,716
	Merck & Co. Inc.	3.600%	9/15/2042	8,670	7,025
	Merck & Co. Inc.	4.150%	5/18/2043	15,489	13,309
	Merck & Co. Inc.	4.900%	5/17/2044	13,958	13,117
	Merck & Co. Inc.	3.700%	2/10/2045	25,109	19,953
	Merck & Co. Inc.	5.500%	3/15/2046	9,129	9,106
	Merck & Co. Inc.	4.000%	3/7/2049	3,248	2,599
	Merck & Co. Inc.	2.450%	6/24/2050	7,240	4,246
	Merck & Co. Inc.	2.750%	12/10/2051	38,230	23,668
	Merck & Co. Inc.	5.000%	5/17/2053	15,916	14,615
	Merck & Co. Inc.	5.700%	9/15/2055	31,820	32,118
	Merck & Co. Inc.	5.550%	12/4/2055	18,190	17,951
	Merck & Co. Inc.	2.900%	12/10/2061	27,175	15,780
	Merck & Co. Inc.	5.150%	5/17/2063	6,790	6,232
	Merck & Co. Inc.	5.700%	12/4/2065	12,182	12,049
[3]	Methodist Hospital	2.705%	12/1/2050	6,500	4,003
[3]	Montefiore Obligated Group	5.246%	11/1/2048	6,800	5,636
	Montefiore Obligated Group	4.287%	9/1/2050	810	567
[3]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	4,520	3,374
	Mylan Inc.	5.400%	11/29/2043	3,440	2,957
	Mylan Inc.	5.200%	4/15/2048	1,535	1,247
[3]	MyMichigan Health	3.409%	6/1/2050	2,875	1,997
	New York & Presbyterian Hospital	2.256%	8/1/2040	2,475	1,725
	New York & Presbyterian Hospital	4.024%	8/1/2045	9,390	7,756
	New York & Presbyterian Hospital	4.063%	8/1/2056	4,575	3,563
	New York & Presbyterian Hospital	2.606%	8/1/2060	2,375	1,311
[3]	New York & Presbyterian Hospital	3.954%	8/1/2119	6,335	4,338
	Northwell Healthcare Inc.	3.979%	11/1/2046	7,770	6,094
	Northwell Healthcare Inc.	4.260%	11/1/2047	8,325	6,830
	Northwell Healthcare Inc.	3.809%	11/1/2049	4,195	3,094
	Novant Health Inc.	2.637%	11/1/2036	7,000	5,580
	Novant Health Inc.	3.168%	11/1/2051	11,000	7,271
	Novant Health Inc.	3.318%	11/1/2061	8,925	5,696
	Novartis Capital Corp.	2.000%	2/14/2027	7,900	7,758
	Novartis Capital Corp.	3.100%	5/17/2027	26,048	25,853
	Novartis Capital Corp.	3.900%	11/5/2028	5,305	5,322
	Novartis Capital Corp.	3.800%	9/18/2029	11,750	11,693
	Novartis Capital Corp.	2.200%	8/14/2030	33,485	30,968
	Novartis Capital Corp.	4.100%	11/5/2030	15,500	15,487
	Novartis Capital Corp.	4.000%	9/18/2031	4,150	4,129
	Novartis Capital Corp.	4.300%	11/5/2032	14,400	14,330
	Novartis Capital Corp.	4.200%	9/18/2034	15,645	15,295
	Novartis Capital Corp.	4.600%	11/5/2035	14,300	14,170
	Novartis Capital Corp.	3.700%	9/21/2042	5,175	4,297
	Novartis Capital Corp.	4.400%	5/6/2044	26,261	23,394
	Novartis Capital Corp.	5.200%	11/5/2045	9,350	9,119
	Novartis Capital Corp.	4.000%	11/20/2045	19,011	15,887
	Novartis Capital Corp.	2.750%	8/14/2050	13,815	8,838
	Novartis Capital Corp.	4.700%	9/18/2054	8,675	7,719
	Novartis Capital Corp.	5.300%	11/5/2055	15,750	15,237
[3]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/2050	3,210	1,958
[3]	NYU Langone Hospitals	5.750%	7/1/2043	3,625	3,708
	NYU Langone Hospitals	4.784%	7/1/2044	3,925	3,571
[3]	NYU Langone Hospitals	4.368%	7/1/2047	4,775	4,169
[3]	NYU Langone Hospitals	3.380%	7/1/2055	7,545	5,156
[3]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/2031	3,500	2,997
	OhioHealth Corp.	2.297%	11/15/2031	4,650	4,176
81

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	OhioHealth Corp.	2.834%	11/15/2041	4,325	3,196
[3]	OhioHealth Corp.	3.042%	11/15/2050	3,025	2,074
	Orlando Health Obligated Group	5.475%	10/1/2035	4,750	4,953
	Orlando Health Obligated Group	4.089%	10/1/2048	2,200	1,778
	Orlando Health Obligated Group	3.327%	10/1/2050	2,750	1,971
	PeaceHealth Obligated Group	4.335%	11/15/2028	2,280	2,291
	PeaceHealth Obligated Group	4.855%	11/15/2032	2,210	2,230
[3]	PeaceHealth Obligated Group	4.787%	11/15/2048	3,300	2,840
[3]	PeaceHealth Obligated Group	3.218%	11/15/2050	5,900	3,868
	Pfizer Inc.	3.875%	11/15/2027	3,100	3,111
	Pfizer Inc.	3.600%	9/15/2028	5,492	5,483
	Pfizer Inc.	3.450%	3/15/2029	32,537	32,155
	Pfizer Inc.	2.625%	4/1/2030	11,105	10,479
	Pfizer Inc.	1.700%	5/28/2030	16,843	15,244
	Pfizer Inc.	4.200%	11/15/2030	19,042	19,123
	Pfizer Inc.	1.750%	8/18/2031	9,700	8,565
	Pfizer Inc.	4.500%	11/15/2032	15,025	15,054
	Pfizer Inc.	4.875%	11/15/2035	15,177	15,230
	Pfizer Inc.	4.000%	12/15/2036	20,550	19,277
	Pfizer Inc.	4.100%	9/15/2038	9,275	8,501
	Pfizer Inc.	3.900%	3/15/2039	14,060	12,411
	Pfizer Inc.	7.200%	3/15/2039	19,540	23,315
	Pfizer Inc.	2.550%	5/28/2040	20,500	15,049
	Pfizer Inc.	4.300%	6/15/2043	8,010	6,979
	Pfizer Inc.	4.400%	5/15/2044	14,075	12,519
	Pfizer Inc.	4.125%	12/15/2046	13,900	11,457
	Pfizer Inc.	4.200%	9/15/2048	17,497	14,406
	Pfizer Inc.	4.000%	3/15/2049	14,060	11,227
	Pfizer Inc.	2.700%	5/28/2050	15,275	9,539
	Pfizer Inc.	5.600%	11/15/2055	6,500	6,436
	Pfizer Inc.	5.700%	11/15/2065	6,000	5,904
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	57,443	58,201
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	31,832	32,475
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	44,128	44,615
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	39,874	38,317
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	64,664	61,184
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	46,743	43,329
	Pharmacia LLC	6.600%	12/1/2028	5,248	5,634
[3]	Piedmont Healthcare Inc.	2.044%	1/1/2032	3,000	2,597
[3]	Piedmont Healthcare Inc.	2.719%	1/1/2042	1,950	1,383
	Piedmont Healthcare Inc.	2.864%	1/1/2052	4,000	2,516
	Presbyterian Healthcare Services	4.875%	8/1/2052	4,000	3,544
[3]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	13,423	12,617
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	7,500	7,756
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	8,700	8,963
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/2047	3,125	2,371
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	5,700	4,418
[3]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	4,600	2,723
	Quest Diagnostics Inc.	4.200%	6/30/2029	5,790	5,808
	Quest Diagnostics Inc.	4.625%	12/15/2029	3,000	3,050
	Quest Diagnostics Inc.	2.950%	6/30/2030	20,401	19,295
	Quest Diagnostics Inc.	2.800%	6/30/2031	4,550	4,193
	Quest Diagnostics Inc.	5.000%	12/15/2034	10,025	10,141
	Quest Diagnostics Inc.	5.750%	1/30/2040	876	906
	Quest Diagnostics Inc.	4.700%	3/30/2045	2,050	1,839
[3]	Rady Children's Hospital-San Diego	3.154%	8/15/2051	4,000	2,678
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	16,875	15,043
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	3,755	2,296
	Revvity Inc.	1.900%	9/15/2028	4,025	3,786
	Revvity Inc.	3.300%	9/15/2029	8,350	8,044
	Revvity Inc.	2.550%	3/15/2031	6,000	5,421
	Revvity Inc.	2.250%	9/15/2031	7,000	6,163
	Revvity Inc.	3.625%	3/15/2051	3,500	2,487
	Royalty Pharma plc	1.750%	9/2/2027	12,850	12,377
	Royalty Pharma plc	5.150%	9/2/2029	2,185	2,245
	Royalty Pharma plc	2.200%	9/2/2030	10,200	9,249
	Royalty Pharma plc	4.450%	3/25/2031	12,425	12,386
	Royalty Pharma plc	5.400%	9/2/2034	5,133	5,257
	Royalty Pharma plc	3.300%	9/2/2040	11,580	8,951
	Royalty Pharma plc	3.550%	9/2/2050	15,505	10,698
82

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Royalty Pharma plc	3.350%	9/2/2051	9,878	6,528
[3]	Rush System for Health Obligated Group	3.922%	11/15/2029	3,625	3,594
	Sanofi SA	3.750%	11/3/2027	8,978	8,991
	Sanofi SA	3.625%	6/19/2028	10,775	10,754
	Sanofi SA	3.800%	11/3/2028	10,059	10,067
	Sanofi SA	4.200%	11/3/2032	10,100	10,081
[3]	Seattle Children's Hospital	2.719%	10/1/2050	5,000	3,086
[3]	Sharp HealthCare	2.680%	8/1/2050	3,000	1,842
	Smith & Nephew plc	5.150%	3/20/2027	2,750	2,781
	Smith & Nephew plc	2.032%	10/14/2030	11,735	10,549
	Smith & Nephew plc	5.400%	3/20/2034	9,450	9,757
	Solventum Corp.	5.450%	2/25/2027	2,696	2,735
	Solventum Corp.	5.400%	3/1/2029	3,791	3,928
	Solventum Corp.	5.450%	3/13/2031	22,150	23,101
	Solventum Corp.	5.600%	3/23/2034	18,675	19,440
	Solventum Corp.	5.900%	4/30/2054	17,025	17,113
[3]	SSM Health Care Corp.	3.823%	6/1/2027	3,600	3,600
	SSM Health Care Corp.	4.894%	6/1/2028	5,550	5,641
[3]	Stanford Health Care	3.795%	11/15/2048	5,075	3,937
	Stanford Health Care	3.027%	8/15/2051	5,000	3,274
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/2031	6,850	6,317
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/2051	10,800	7,994
	Stryker Corp.	4.550%	2/10/2027	9,200	9,263
	Stryker Corp.	4.700%	2/10/2028	8,800	8,924
	Stryker Corp.	3.650%	3/7/2028	5,300	5,269
	Stryker Corp.	4.250%	9/11/2029	17,200	17,287
	Stryker Corp.	4.850%	2/10/2030	7,180	7,366
	Stryker Corp.	1.950%	6/15/2030	4,350	3,950
	Stryker Corp.	4.625%	9/11/2034	6,694	6,656
	Stryker Corp.	5.200%	2/10/2035	11,668	11,989
	Stryker Corp.	4.100%	4/1/2043	4,225	3,582
	Stryker Corp.	4.375%	5/15/2044	7,580	6,559
	Stryker Corp.	4.625%	3/15/2046	15,404	13,748
	Stryker Corp.	2.900%	6/15/2050	7,314	4,792
[3]	Sutter Health	3.695%	8/15/2028	3,025	3,003
[3]	Sutter Health	2.294%	8/15/2030	6,325	5,818
[3]	Sutter Health	5.213%	8/15/2032	1,500	1,555
	Sutter Health	5.164%	8/15/2033	4,200	4,320
[3]	Sutter Health	5.537%	8/15/2035	10,000	10,441
[3]	Sutter Health	3.161%	8/15/2040	4,125	3,257
[3]	Sutter Health	4.091%	8/15/2048	4,400	3,574
[3]	Sutter Health	3.361%	8/15/2050	12,302	8,622
	Sutter Health	5.547%	8/15/2053	2,648	2,622
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	33,800	34,581
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	32,382	29,589
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	12,800	13,206
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	19,926	15,243
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	10,000	10,059
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	37,525	25,020
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	13,579	8,658
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	2,112	2,079
	Takeda US Financing Inc.	5.200%	7/7/2035	36,150	36,798
	Texas Health Resources	2.328%	11/15/2050	3,704	2,120
[3]	Texas Health Resources	4.330%	11/15/2055	925	773
	Thermo Fisher Scientific Inc.	5.000%	12/5/2026	20,500	20,701
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	4,000	4,073
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	7,000	6,608
	Thermo Fisher Scientific Inc.	5.000%	1/31/2029	9,730	10,017
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	12,345	11,736
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	10,000	10,362
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	4,150	4,148
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	35,365	31,549
	Thermo Fisher Scientific Inc.	4.473%	10/7/2032	4,650	4,661
	Thermo Fisher Scientific Inc.	4.950%	11/21/2032	2,000	2,065
	Thermo Fisher Scientific Inc.	5.086%	8/10/2033	11,000	11,410
	Thermo Fisher Scientific Inc.	4.794%	10/7/2035	5,200	5,215
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	11,400	11,327
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	26,338	19,473
	Thermo Fisher Scientific Inc.	5.404%	8/10/2043	5,000	5,024
	Thermo Fisher Scientific Inc.	5.300%	2/1/2044	4,390	4,320
83

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Toledo Hospital	5.750%	11/15/2038	3,850	3,895
[3]	Trinity Health Corp.	2.632%	12/1/2040	2,500	1,834
	Trinity Health Corp.	4.125%	12/1/2045	10,120	8,444
	UnitedHealth Group Inc.	3.450%	1/15/2027	13,000	12,944
	UnitedHealth Group Inc.	4.600%	4/15/2027	6,400	6,456
	UnitedHealth Group Inc.	3.700%	5/15/2027	6,400	6,391
	UnitedHealth Group Inc.	5.250%	2/15/2028	10,000	10,279
	UnitedHealth Group Inc.	3.850%	6/15/2028	16,000	15,970
	UnitedHealth Group Inc.	4.400%	6/15/2028	2,275	2,300
	UnitedHealth Group Inc.	4.250%	1/15/2029	18,297	18,417
	UnitedHealth Group Inc.	4.700%	4/15/2029	4,730	4,823
	UnitedHealth Group Inc.	2.875%	8/15/2029	17,965	17,246
	UnitedHealth Group Inc.	4.800%	1/15/2030	21,335	21,852
	UnitedHealth Group Inc.	5.300%	2/15/2030	10,265	10,704
	UnitedHealth Group Inc.	2.000%	5/15/2030	27,115	24,728
	UnitedHealth Group Inc.	4.650%	1/15/2031	26,250	26,796
	UnitedHealth Group Inc.	4.900%	4/15/2031	11,400	11,700
	UnitedHealth Group Inc.	2.300%	5/15/2031	29,625	26,724
	UnitedHealth Group Inc.	4.950%	1/15/2032	13,410	13,748
	UnitedHealth Group Inc.	5.350%	2/15/2033	35,710	37,206
	UnitedHealth Group Inc.	4.500%	4/15/2033	15,000	14,887
	UnitedHealth Group Inc.	5.000%	4/15/2034	17,280	17,553
	UnitedHealth Group Inc.	5.150%	7/15/2034	43,110	44,163
	UnitedHealth Group Inc.	5.300%	6/15/2035	58,325	60,369
	UnitedHealth Group Inc.	5.800%	3/15/2036	4,000	4,265
	UnitedHealth Group Inc.	6.500%	6/15/2037	1,185	1,325
	UnitedHealth Group Inc.	6.625%	11/15/2037	10,100	11,376
	UnitedHealth Group Inc.	6.875%	2/15/2038	13,845	15,999
	UnitedHealth Group Inc.	3.500%	8/15/2039	17,505	14,572
	UnitedHealth Group Inc.	2.750%	5/15/2040	16,110	12,043
	UnitedHealth Group Inc.	5.950%	2/15/2041	3,700	3,891
	UnitedHealth Group Inc.	3.050%	5/15/2041	17,380	13,157
	UnitedHealth Group Inc.	4.625%	11/15/2041	8,742	8,001
	UnitedHealth Group Inc.	4.375%	3/15/2042	7,775	6,832
	UnitedHealth Group Inc.	3.950%	10/15/2042	5,900	4,879
	UnitedHealth Group Inc.	4.250%	3/15/2043	5,557	4,765
	UnitedHealth Group Inc.	5.500%	7/15/2044	22,290	22,094
	UnitedHealth Group Inc.	4.750%	7/15/2045	19,738	17,737
	UnitedHealth Group Inc.	4.200%	1/15/2047	14,950	12,238
	UnitedHealth Group Inc.	4.250%	4/15/2047	11,935	9,828
	UnitedHealth Group Inc.	4.250%	6/15/2048	15,182	12,401
	UnitedHealth Group Inc.	4.450%	12/15/2048	10,050	8,437
	UnitedHealth Group Inc.	3.700%	8/15/2049	11,000	8,150
	UnitedHealth Group Inc.	2.900%	5/15/2050	9,565	6,101
	UnitedHealth Group Inc.	3.250%	5/15/2051	11,358	7,666
	UnitedHealth Group Inc.	4.750%	5/15/2052	23,339	20,149
	UnitedHealth Group Inc.	5.875%	2/15/2053	22,765	22,952
	UnitedHealth Group Inc.	5.050%	4/15/2053	20,814	18,788
	UnitedHealth Group Inc.	5.375%	4/15/2054	19,751	18,633
	UnitedHealth Group Inc.	5.625%	7/15/2054	21,875	21,447
	UnitedHealth Group Inc.	5.950%	6/15/2055	28,500	29,276
	UnitedHealth Group Inc.	3.875%	8/15/2059	14,431	10,347
	UnitedHealth Group Inc.	3.125%	5/15/2060	11,490	6,938
	UnitedHealth Group Inc.	4.950%	5/15/2062	12,920	11,179
	UnitedHealth Group Inc.	6.050%	2/15/2063	16,765	17,116
	UnitedHealth Group Inc.	5.200%	4/15/2063	14,400	12,886
	UnitedHealth Group Inc.	5.500%	4/15/2064	14,605	13,717
	UnitedHealth Group Inc.	5.750%	7/15/2064	21,470	20,942
	Universal Health Services Inc.	4.625%	10/15/2029	5,100	5,121
	Universal Health Services Inc.	2.650%	10/15/2030	14,524	13,236
	Universal Health Services Inc.	5.050%	10/15/2034	5,800	5,690
	UPMC	5.035%	5/15/2033	6,000	6,117
	Utah Acquisition Sub Inc.	5.250%	6/15/2046	12,450	10,229
	Viatris Inc.	2.300%	6/22/2027	14,000	13,596
	Viatris Inc.	2.700%	6/22/2030	12,000	10,962
	Viatris Inc.	3.850%	6/22/2040	16,773	12,859
	Viatris Inc.	4.000%	6/22/2050	18,058	12,014
[3]	WakeMed	3.286%	10/1/2052	2,375	1,629
[3]	West Virginia United Health System Obligated Group	3.129%	6/1/2050	3,900	2,451
[3]	Willis-Knighton Medical Center	4.813%	9/1/2048	2,925	2,569
84

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Willis-Knighton Medical Center	3.065%	3/1/2051	8,400	5,266
	Wyeth LLC	6.500%	2/1/2034	9,080	10,188
	Wyeth LLC	6.000%	2/15/2036	6,845	7,412
	Wyeth LLC	5.950%	4/1/2037	12,010	12,918
[3]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	4,075	2,393
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	5,000	5,168
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	6,500	6,709
	Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	17,795	16,089
	Zimmer Biomet Holdings Inc.	5.200%	9/15/2034	3,892	3,968
	Zimmer Biomet Holdings Inc.	5.500%	2/19/2035	4,000	4,148
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	4,250	4,398
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	3,815	3,323
	Zoetis Inc.	3.000%	9/12/2027	11,040	10,891
	Zoetis Inc.	4.150%	8/17/2028	10,588	10,646
	Zoetis Inc.	3.900%	8/20/2028	4,950	4,948
	Zoetis Inc.	2.000%	5/15/2030	6,850	6,265
	Zoetis Inc.	5.600%	11/16/2032	13,000	13,808
	Zoetis Inc.	5.000%	8/17/2035	7,861	7,947
	Zoetis Inc.	4.700%	2/1/2043	7,540	6,912
	Zoetis Inc.	3.950%	9/12/2047	11,556	9,231
	Zoetis Inc.	4.450%	8/20/2048	7,200	6,155
	Zoetis Inc.	3.000%	5/15/2050	6,775	4,493
					9,903,628
Industrials (1.7%)
[3]	3M Co.	3.625%	9/14/2028	7,186	7,136
[3]	3M Co.	3.375%	3/1/2029	7,925	7,767
	3M Co.	2.375%	8/26/2029	18,045	17,015
	3M Co.	4.800%	3/15/2030	33,623	34,384
	3M Co.	3.050%	4/15/2030	5,000	4,777
	3M Co.	5.150%	3/15/2035	5,927	6,059
[3]	3M Co.	3.875%	6/15/2044	1,000	808
[3]	3M Co.	3.125%	9/19/2046	11,425	7,903
[3]	3M Co.	3.625%	10/15/2047	8,625	6,411
[3]	3M Co.	4.000%	9/14/2048	15,050	11,855
	3M Co.	3.250%	8/26/2049	13,500	9,280
	3M Co.	3.700%	4/15/2050	10,365	7,621
	Acuity Brands Lighting Inc.	2.150%	12/15/2030	3,875	3,483
	AGCO Corp.	5.450%	3/21/2027	4,585	4,646
	AGCO Corp.	5.800%	3/21/2034	8,025	8,394
	Allegion plc	3.500%	10/1/2029	3,455	3,367
	Allegion US Holding Co. Inc.	3.550%	10/1/2027	3,100	3,072
	Allegion US Holding Co. Inc.	5.411%	7/1/2032	8,668	9,022
	Allegion US Holding Co. Inc.	5.600%	5/29/2034	4,300	4,489
[3]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/2034	18,454	16,839
[3]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	7,612	7,551
[3]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	577	572
[3]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/2028	1,802	1,782
[3]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/2028	3,133	3,063
[3]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/2028	4,022	3,887
[3]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/2029	1,656	1,626
[3]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/2029	3,267	3,170
[3]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/2032	2,263	2,139
	Amphenol Corp.	5.050%	4/5/2027	8,250	8,364
	Amphenol Corp.	3.800%	11/15/2027	7,175	7,170
	Amphenol Corp.	4.375%	6/12/2028	7,000	7,067
	Amphenol Corp.	3.900%	11/15/2028	6,042	6,035
	Amphenol Corp.	5.050%	4/5/2029	6,900	7,103
	Amphenol Corp.	4.350%	6/1/2029	4,000	4,040
	Amphenol Corp.	2.800%	2/15/2030	10,305	9,785
	Amphenol Corp.	4.125%	11/15/2030	17,631	17,537
	Amphenol Corp.	2.200%	9/15/2031	4,000	3,572
	Amphenol Corp.	4.400%	2/15/2033	18,367	18,170
	Amphenol Corp.	5.250%	4/5/2034	6,960	7,234
	Amphenol Corp.	5.000%	1/15/2035	15,650	15,936
	Amphenol Corp.	4.625%	2/15/2036	24,325	23,839
	Amphenol Corp.	5.375%	11/15/2054	3,750	3,637
	Amphenol Corp.	5.300%	11/15/2055	41,950	40,060
	Boeing Co.	2.700%	2/1/2027	7,965	7,850
	Boeing Co.	2.800%	3/1/2027	18,461	18,172
85

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boeing Co.	5.040%	5/1/2027	20,800	21,013
Boeing Co.	6.259%	5/1/2027	11,430	11,730
Boeing Co.	3.250%	2/1/2028	20,758	20,408
Boeing Co.	3.250%	3/1/2028	2,926	2,871
Boeing Co.	6.298%	5/1/2029	12,660	13,446
Boeing Co.	2.950%	2/1/2030	16,251	15,399
Boeing Co.	5.150%	5/1/2030	93,472	96,039
Boeing Co.	3.625%	2/1/2031	13,475	12,947
Boeing Co.	6.388%	5/1/2031	33,750	36,613
Boeing Co.	6.125%	2/15/2033	5,775	6,240
Boeing Co.	3.600%	5/1/2034	18,041	16,396
Boeing Co.	6.528%	5/1/2034	10,202	11,284
Boeing Co.	3.250%	2/1/2035	11,725	10,263
Boeing Co.	6.625%	2/15/2038	1,000	1,113
Boeing Co.	3.550%	3/1/2038	2,322	1,954
Boeing Co.	3.500%	3/1/2039	3,718	3,031
Boeing Co.	6.875%	3/15/2039	5,430	6,104
Boeing Co.	5.875%	2/15/2040	6,105	6,288
Boeing Co.	5.705%	5/1/2040	38,815	39,632
Boeing Co.	3.375%	6/15/2046	7,000	4,943
Boeing Co.	3.650%	3/1/2047	4,324	3,147
Boeing Co.	3.850%	11/1/2048	3,903	2,871
Boeing Co.	3.750%	2/1/2050	24,900	18,098
Boeing Co.	5.805%	5/1/2050	96,041	94,468
Boeing Co.	6.858%	5/1/2054	27,215	30,499
Boeing Co.	3.825%	3/1/2059	3,300	2,297
Boeing Co.	3.950%	8/1/2059	1,520	1,074
Boeing Co.	5.930%	5/1/2060	53,704	52,598
Boeing Co.	7.008%	5/1/2064	18,145	20,529
Burlington Northern Santa Fe LLC	3.250%	6/15/2027	14,050	13,959
Burlington Northern Santa Fe LLC	6.200%	8/15/2036	1,650	1,844
Burlington Northern Santa Fe LLC	5.750%	5/1/2040	11,275	11,923
Burlington Northern Santa Fe LLC	5.400%	6/1/2041	9,225	9,346
Burlington Northern Santa Fe LLC	4.950%	9/15/2041	4,680	4,518
Burlington Northern Santa Fe LLC	4.400%	3/15/2042	7,304	6,529
Burlington Northern Santa Fe LLC	4.375%	9/1/2042	15,395	13,664
Burlington Northern Santa Fe LLC	4.450%	3/15/2043	14,803	13,167
Burlington Northern Santa Fe LLC	5.150%	9/1/2043	9,337	9,045
Burlington Northern Santa Fe LLC	4.900%	4/1/2044	18,380	17,286
Burlington Northern Santa Fe LLC	4.550%	9/1/2044	6,305	5,599
Burlington Northern Santa Fe LLC	4.150%	4/1/2045	9,817	8,236
Burlington Northern Santa Fe LLC	4.700%	9/1/2045	8,722	7,871
Burlington Northern Santa Fe LLC	3.900%	8/1/2046	8,975	7,168
Burlington Northern Santa Fe LLC	4.125%	6/15/2047	3,135	2,577
Burlington Northern Santa Fe LLC	4.050%	6/15/2048	16,795	13,567
Burlington Northern Santa Fe LLC	4.150%	12/15/2048	19,679	16,099
Burlington Northern Santa Fe LLC	3.050%	2/15/2051	10,075	6,642
Burlington Northern Santa Fe LLC	3.300%	9/15/2051	8,325	5,743
Burlington Northern Santa Fe LLC	2.875%	6/15/2052	8,435	5,302
Burlington Northern Santa Fe LLC	4.450%	1/15/2053	12,550	10,581
Burlington Northern Santa Fe LLC	5.200%	4/15/2054	49,245	46,312
Burlington Northern Santa Fe LLC	5.500%	3/15/2055	28,506	28,004
Burlington Northern Santa Fe LLC	5.550%	3/15/2056	5,308	5,233
Burlington Northern Santa Fe LLC	5.800%	3/15/2056	22,375	22,843
Canadian National Railway Co.	4.200%	3/12/2031	6,900	6,882
Canadian National Railway Co.	3.850%	8/5/2032	760	738
Canadian National Railway Co.	5.850%	11/1/2033	5,825	6,307
Canadian National Railway Co.	4.750%	11/12/2035	5,391	5,385
Canadian National Railway Co.	6.200%	6/1/2036	5,425	6,011
Canadian National Railway Co.	3.200%	8/2/2046	12,400	8,963
Canadian National Railway Co.	3.650%	2/3/2048	2,785	2,123
Canadian National Railway Co.	2.450%	5/1/2050	16,661	9,878
Canadian National Railway Co.	6.125%	11/1/2053	5,000	5,351
Canadian Pacific Railway Co.	1.750%	12/2/2026	3,500	3,432
Canadian Pacific Railway Co.	4.000%	6/1/2028	4,000	4,003
Canadian Pacific Railway Co.	2.875%	11/15/2029	4,000	3,825
Canadian Pacific Railway Co.	2.050%	3/5/2030	12,625	11,598
Canadian Pacific Railway Co.	4.800%	3/30/2030	3,568	3,649
Canadian Pacific Railway Co.	7.125%	10/15/2031	1,431	1,623
Canadian Pacific Railway Co.	2.450%	12/2/2031	18,570	16,713
86

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Canadian Pacific Railway Co.	4.800%	9/15/2035	2,900	2,879
	Canadian Pacific Railway Co.	5.950%	5/15/2037	5,205	5,612
	Canadian Pacific Railway Co.	3.000%	12/2/2041	12,585	9,400
	Canadian Pacific Railway Co.	4.300%	5/15/2043	4,140	3,584
	Canadian Pacific Railway Co.	4.800%	8/1/2045	6,100	5,609
	Canadian Pacific Railway Co.	4.950%	8/15/2045	5,525	5,132
	Canadian Pacific Railway Co.	4.700%	5/1/2048	1,016	895
	Canadian Pacific Railway Co.	3.500%	5/1/2050	8,745	6,301
	Canadian Pacific Railway Co.	3.100%	12/2/2051	20,830	13,826
	Canadian Pacific Railway Co.	4.200%	11/15/2069	7,136	5,292
	Canadian Pacific Railway Co.	6.125%	9/15/2115	8,100	8,094
	Carrier Global Corp.	2.493%	2/15/2027	6,725	6,616
	Carrier Global Corp.	2.722%	2/15/2030	27,834	26,216
	Carrier Global Corp.	2.700%	2/15/2031	7,387	6,843
	Carrier Global Corp.	5.900%	3/15/2034	11,683	12,535
	Carrier Global Corp.	3.377%	4/5/2040	21,210	17,123
	Carrier Global Corp.	3.577%	4/5/2050	13,140	9,681
	Carrier Global Corp.	6.200%	3/15/2054	5,138	5,553
	Caterpillar Financial Services Corp.	4.500%	1/7/2027	9,850	9,923
[3]	Caterpillar Financial Services Corp.	1.700%	1/8/2027	5,300	5,194
[3]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	7,500	7,487
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	7,700	7,797
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	8,420	8,558
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	3,480	3,518
[3]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	13,750	13,836
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	3,600	3,608
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	6,700	6,885
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	5,275	5,410
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	6,430	6,644
	Caterpillar Inc.	2.600%	4/9/2030	19,806	18,736
	Caterpillar Inc.	5.200%	5/15/2035	31,225	32,402
	Caterpillar Inc.	5.300%	9/15/2035	7,100	7,447
	Caterpillar Inc.	6.050%	8/15/2036	9,241	10,262
	Caterpillar Inc.	5.200%	5/27/2041	15,147	15,270
	Caterpillar Inc.	3.803%	8/15/2042	11,854	9,948
	Caterpillar Inc.	3.250%	9/19/2049	16,942	12,050
	Caterpillar Inc.	3.250%	4/9/2050	10,100	7,184
	Caterpillar Inc.	5.500%	5/15/2055	1,250	1,260
	Caterpillar Inc.	4.750%	5/15/2064	2,575	2,264
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	4,175	4,187
	CNH Industrial Capital LLC	4.500%	10/8/2027	2,300	2,314
	CNH Industrial Capital LLC	4.750%	3/21/2028	2,360	2,387
	CNH Industrial Capital LLC	4.550%	4/10/2028	3,835	3,862
	CNH Industrial Capital LLC	5.500%	1/12/2029	4,500	4,644
	CNH Industrial Capital LLC	5.100%	4/20/2029	15,325	15,662
	CNH Industrial Capital LLC	4.500%	10/16/2030	9,700	9,704
[3]	CNH Industrial NV	3.850%	11/15/2027	4,500	4,483
	CSX Corp.	3.250%	6/1/2027	12,250	12,149
	CSX Corp.	3.800%	3/1/2028	18,350	18,327
	CSX Corp.	4.250%	3/15/2029	15,539	15,665
	CSX Corp.	2.400%	2/15/2030	11,965	11,194
	CSX Corp.	4.100%	11/15/2032	36,848	36,147
	CSX Corp.	5.050%	6/15/2035	31,437	31,979
	CSX Corp.	6.000%	10/1/2036	900	976
	CSX Corp.	6.150%	5/1/2037	8,600	9,440
	CSX Corp.	6.220%	4/30/2040	7,279	7,989
	CSX Corp.	5.500%	4/15/2041	6,300	6,428
	CSX Corp.	4.750%	5/30/2042	3,290	3,037
	CSX Corp.	4.100%	3/15/2044	8,325	6,976
	CSX Corp.	4.300%	3/1/2048	9,325	7,778
	CSX Corp.	4.500%	3/15/2049	14,091	11,998
	CSX Corp.	3.350%	9/15/2049	1,000	702
	CSX Corp.	3.800%	4/15/2050	5,080	3,871
	CSX Corp.	3.950%	5/1/2050	6,900	5,363
	CSX Corp.	2.500%	5/15/2051	17,500	10,332
	CSX Corp.	4.500%	11/15/2052	19,980	16,944
	CSX Corp.	4.500%	8/1/2054	1,300	1,093
	CSX Corp.	4.250%	11/1/2066	1,625	1,246
	CSX Corp.	4.650%	3/1/2068	3,145	2,576
	Cummins Inc.	4.250%	5/9/2028	3,375	3,402
87

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cummins Inc.	4.900%	2/20/2029	8,500	8,727
	Cummins Inc.	1.500%	9/1/2030	8,855	7,903
	Cummins Inc.	4.700%	2/15/2031	11,700	11,945
	Cummins Inc.	5.150%	2/20/2034	5,000	5,177
	Cummins Inc.	5.300%	5/9/2035	19,450	20,178
	Cummins Inc.	4.875%	10/1/2043	7,390	7,082
	Cummins Inc.	2.600%	9/1/2050	4,050	2,454
	Cummins Inc.	5.450%	2/20/2054	14,000	13,763
[8]	Daimler Truck Finance North America LLC	5.250%	1/13/2030	750	772
[8]	Daimler Truck Finance North America LLC	5.375%	1/13/2032	750	773
[8]	Daimler Truck Finance North America LLC	5.625%	1/13/2035	750	776
	Deere & Co.	5.375%	10/16/2029	5,920	6,213
	Deere & Co.	3.100%	4/15/2030	12,838	12,372
	Deere & Co.	5.450%	1/16/2035	10,250	10,814
	Deere & Co.	3.900%	6/9/2042	7,482	6,429
	Deere & Co.	2.875%	9/7/2049	12,300	8,249
	Deere & Co.	3.750%	4/15/2050	15,643	12,232
	Deere & Co.	5.700%	1/19/2055	7,900	8,167
	Deere Funding Canada Corp.	4.150%	10/9/2030	8,474	8,471
	Delta Air Lines Inc.	4.375%	4/19/2028	3,000	3,009
	Delta Air Lines Inc.	4.950%	7/10/2028	7,769	7,907
[8]	Delta Air Lines Inc.	4.750%	10/20/2028	1,100	1,107
	Delta Air Lines Inc.	3.750%	10/28/2029	3,127	3,057
	Delta Air Lines Inc.	5.250%	7/10/2030	6,118	6,289
[3]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/2028	5,369	5,128
	Dover Corp.	2.950%	11/4/2029	2,600	2,485
	Dover Corp.	5.375%	3/1/2041	2,220	2,230
	Eaton Capital ULC	4.450%	5/9/2030	4,450	4,497
	Eaton Corp.	3.103%	9/15/2027	7,765	7,681
	Eaton Corp.	4.350%	5/18/2028	5,000	5,058
	Eaton Corp.	4.000%	11/2/2032	15,729	15,410
	Eaton Corp.	4.150%	3/15/2033	27,302	26,856
	Embraer Netherlands Finance BV	5.980%	2/11/2035	7,400	7,847
	Embraer Netherlands Finance BV	5.400%	1/9/2038	9,380	9,215
	Emerson Electric Co.	1.800%	10/15/2027	9,550	9,240
	Emerson Electric Co.	2.000%	12/21/2028	7,800	7,402
	Emerson Electric Co.	2.200%	12/21/2031	11,000	9,816
	Emerson Electric Co.	5.000%	3/15/2035	2,552	2,615
	Emerson Electric Co.	2.800%	12/21/2051	14,800	9,415
[3]	Federal Express Corp. Pass-Through Trust Series 2020-1	1.875%	2/20/2034	15,788	13,775
[3]	FedEx Corp.	3.400%	2/15/2028	5,000	4,925
[3]	FedEx Corp.	3.100%	8/5/2029	16,125	15,525
[3]	FedEx Corp.	4.250%	5/15/2030	13,550	13,605
[3]	FedEx Corp.	2.400%	5/15/2031	6,700	6,065
[3]	FedEx Corp.	4.900%	1/15/2034	1,700	1,706
[3]	FedEx Corp.	3.900%	2/1/2035	4,100	3,791
[3]	FedEx Corp.	3.250%	5/15/2041	6,700	5,022
[3]	FedEx Corp.	5.100%	1/15/2044	3,107	2,826
[3]	FedEx Corp.	4.750%	11/15/2045	13,900	12,017
[3]	FedEx Corp.	4.550%	4/1/2046	16,199	13,621
[3]	FedEx Corp.	4.400%	1/15/2047	9,400	7,636
[3]	FedEx Corp.	4.050%	2/15/2048	4,725	3,609
[3]	FedEx Corp.	4.950%	10/17/2048	9,578	8,341
[3]	FedEx Corp.	5.250%	5/15/2050	14,781	13,594
	Flowserve Corp.	3.500%	10/1/2030	3,920	3,736
	Fortive Corp.	4.300%	6/15/2046	6,250	5,151
	GE Capital Funding LLC	4.550%	5/15/2032	1,099	1,110
	General Dynamics Corp.	4.950%	8/15/2035	4,600	4,691
	General Electric Co.	4.300%	7/29/2030	5,600	5,646
	General Electric Co.	4.900%	1/29/2036	55,470	56,285
[3]	General Electric Co.	6.875%	1/10/2039	5,000	5,892
	General Electric Co.	4.350%	5/1/2050	4,948	4,213
	GXO Logistics Inc.	6.250%	5/6/2029	4,000	4,215
	GXO Logistics Inc.	2.650%	7/15/2031	7,000	6,303
	GXO Logistics Inc.	6.500%	5/6/2034	5,715	6,175
	HEICO Corp.	5.250%	8/1/2028	6,594	6,780
	HEICO Corp.	5.350%	8/1/2033	15,875	16,447
	Hexcel Corp.	5.875%	2/26/2035	962	1,007
	Honeywell International Inc.	1.100%	3/1/2027	16,514	16,011
	Honeywell International Inc.	4.650%	7/30/2027	7,025	7,114
88

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	4.950%	2/15/2028	29,107	29,721
	Honeywell International Inc.	4.250%	1/15/2029	8,000	8,062
	Honeywell International Inc.	2.700%	8/15/2029	4,901	4,677
	Honeywell International Inc.	4.875%	9/1/2029	8,240	8,467
	Honeywell International Inc.	4.700%	2/1/2030	39,505	40,363
	Honeywell International Inc.	1.950%	6/1/2030	8,303	7,576
	Honeywell International Inc.	1.750%	9/1/2031	26,000	22,705
	Honeywell International Inc.	4.950%	9/1/2031	10,000	10,332
	Honeywell International Inc.	4.750%	2/1/2032	7,640	7,788
	Honeywell International Inc.	5.000%	2/15/2033	19,465	20,021
	Honeywell International Inc.	4.500%	1/15/2034	15,900	15,747
	Honeywell International Inc.	5.000%	3/1/2035	16,015	16,298
	Honeywell International Inc.	5.700%	3/15/2036	4,705	5,003
	Honeywell International Inc.	5.700%	3/15/2037	4,945	5,238
	Honeywell International Inc.	5.375%	3/1/2041	11,990	12,360
	Honeywell International Inc.	3.812%	11/21/2047	2,500	1,952
	Honeywell International Inc.	5.250%	3/1/2054	16,295	15,380
	Honeywell International Inc.	5.350%	3/1/2064	5,980	5,671
	Howmet Aerospace Inc.	3.000%	1/15/2029	13,150	12,756
	Howmet Aerospace Inc.	4.850%	10/15/2031	9,095	9,332
	Howmet Aerospace Inc.	4.550%	11/15/2032	8,522	8,559
	Howmet Aerospace Inc.	5.950%	2/1/2037	7,000	7,557
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	4,608	4,559
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	5,300	5,020
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	2,000	2,066
	Huntington Ingalls Industries Inc.	4.200%	5/1/2030	7,100	7,032
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	54,505	57,618
	IDEX Corp.	4.950%	9/1/2029	5,690	5,803
	IDEX Corp.	3.000%	5/1/2030	2,995	2,832
	Illinois Tool Works Inc.	3.900%	9/1/2042	25,803	21,796
	Ingersoll Rand Inc.	5.197%	6/15/2027	9,325	9,477
	Ingersoll Rand Inc.	5.400%	8/14/2028	1,000	1,034
	Ingersoll Rand Inc.	5.176%	6/15/2029	8,730	9,023
	Ingersoll Rand Inc.	5.314%	6/15/2031	5,820	6,088
	Ingersoll Rand Inc.	5.700%	8/14/2033	11,020	11,673
	Ingersoll Rand Inc.	5.450%	6/15/2034	8,600	8,944
	Ingersoll Rand Inc.	5.700%	6/15/2054	6,985	7,003
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	4,500	4,738
	Jacobs Engineering Group Inc.	5.900%	3/1/2033	1,903	2,005
[3]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/2032	3,280	3,122
[3]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/2032	4,317	3,873
[3]	John Deere Capital Corp.	4.500%	1/8/2027	7,335	7,390
[3]	John Deere Capital Corp.	1.700%	1/11/2027	12,500	12,245
[3]	John Deere Capital Corp.	4.850%	3/5/2027	18,000	18,229
[3]	John Deere Capital Corp.	2.350%	3/8/2027	3,200	3,149
[3]	John Deere Capital Corp.	1.750%	3/9/2027	12,261	11,978
[3]	John Deere Capital Corp.	4.900%	6/11/2027	6,905	7,022
[3]	John Deere Capital Corp.	2.800%	9/8/2027	8,100	7,979
[3]	John Deere Capital Corp.	4.150%	9/15/2027	8,475	8,539
[3]	John Deere Capital Corp.	3.050%	1/6/2028	7,700	7,603
	John Deere Capital Corp.	4.650%	1/7/2028	5,000	5,086
[3]	John Deere Capital Corp.	4.750%	1/20/2028	14,337	14,610
[3]	John Deere Capital Corp.	4.900%	3/3/2028	20,040	20,512
[3]	John Deere Capital Corp.	1.500%	3/6/2028	5,500	5,243
[3]	John Deere Capital Corp.	4.250%	6/5/2028	7,800	7,891
[3]	John Deere Capital Corp.	4.950%	7/14/2028	19,111	19,624
	John Deere Capital Corp.	4.500%	1/16/2029	5,669	5,758
[3]	John Deere Capital Corp.	3.450%	3/7/2029	4,475	4,415
[3]	John Deere Capital Corp.	4.850%	6/11/2029	5,833	5,997
[3]	John Deere Capital Corp.	2.800%	7/18/2029	5,575	5,361
[3]	John Deere Capital Corp.	4.850%	10/11/2029	14,500	14,973
[3]	John Deere Capital Corp.	2.450%	1/9/2030	8,380	7,917
[3]	John Deere Capital Corp.	4.550%	6/5/2030	17,400	17,690
[3]	John Deere Capital Corp.	4.700%	6/10/2030	11,500	11,782
[3]	John Deere Capital Corp.	4.375%	10/15/2030	6,900	6,970
	John Deere Capital Corp.	1.450%	1/15/2031	9,200	8,100
[3]	John Deere Capital Corp.	4.900%	3/7/2031	4,500	4,645
	John Deere Capital Corp.	4.400%	9/8/2031	18,365	18,538
[3]	John Deere Capital Corp.	4.350%	9/15/2032	8,000	8,020
[3]	John Deere Capital Corp.	5.150%	9/8/2033	19,500	20,427
89

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	John Deere Capital Corp.	5.100%	4/11/2034	11,500	11,888
[3]	John Deere Capital Corp.	5.050%	6/12/2034	10,950	11,304
	Johnson Controls International plc	1.750%	9/15/2030	8,050	7,177
	Johnson Controls International plc	4.900%	12/1/2032	6,400	6,513
[3]	Johnson Controls International plc	4.625%	7/2/2044	7,850	6,965
	Kennametal Inc.	4.625%	6/15/2028	6,620	6,653
	Keysight Technologies Inc.	4.600%	4/6/2027	10,600	10,653
	Keysight Technologies Inc.	3.000%	10/30/2029	7,947	7,613
	Keysight Technologies Inc.	4.950%	10/15/2034	1,650	1,663
	Kirby Corp.	4.200%	3/1/2028	9,217	9,214
	L3Harris Technologies Inc.	3.850%	12/15/2026	5,500	5,495
	L3Harris Technologies Inc.	5.400%	1/15/2027	13,143	13,332
[3]	L3Harris Technologies Inc.	4.400%	6/15/2028	9,605	9,676
	L3Harris Technologies Inc.	5.050%	6/1/2029	12,700	13,045
	L3Harris Technologies Inc.	2.900%	12/15/2029	5,630	5,347
	L3Harris Technologies Inc.	1.800%	1/15/2031	19,275	17,016
	L3Harris Technologies Inc.	5.250%	6/1/2031	12,200	12,691
	L3Harris Technologies Inc.	5.400%	7/31/2033	16,750	17,445
	L3Harris Technologies Inc.	5.350%	6/1/2034	3,300	3,414
	L3Harris Technologies Inc.	4.854%	4/27/2035	3,350	3,343
	L3Harris Technologies Inc.	5.054%	4/27/2045	5,970	5,704
	L3Harris Technologies Inc.	5.600%	7/31/2053	6,135	6,084
	L3Harris Technologies Inc.	5.500%	8/15/2054	6,900	6,736
	Lennox International Inc.	1.700%	8/1/2027	2,300	2,220
	Lennox International Inc.	5.500%	9/15/2028	5,500	5,678
	LKQ Corp.	5.750%	6/15/2028	11,000	11,366
	Lockheed Martin Corp.	5.100%	11/15/2027	13,483	13,807
	Lockheed Martin Corp.	4.450%	5/15/2028	5,500	5,568
	Lockheed Martin Corp.	4.150%	8/15/2028	5,775	5,812
	Lockheed Martin Corp.	4.500%	2/15/2029	5,000	5,078
	Lockheed Martin Corp.	4.400%	8/15/2030	6,700	6,764
	Lockheed Martin Corp.	4.700%	12/15/2031	35,600	36,474
	Lockheed Martin Corp.	3.900%	6/15/2032	3,230	3,163
	Lockheed Martin Corp.	5.250%	1/15/2033	20,000	21,010
	Lockheed Martin Corp.	4.750%	2/15/2034	19,100	19,351
	Lockheed Martin Corp.	4.800%	8/15/2034	7,000	7,066
	Lockheed Martin Corp.	3.600%	3/1/2035	12,240	11,297
	Lockheed Martin Corp.	5.000%	8/15/2035	5,175	5,274
	Lockheed Martin Corp.	4.500%	5/15/2036	3,525	3,454
[3]	Lockheed Martin Corp.	6.150%	9/1/2036	11,685	12,993
	Lockheed Martin Corp.	4.070%	12/15/2042	19,965	17,050
	Lockheed Martin Corp.	3.800%	3/1/2045	6,690	5,357
	Lockheed Martin Corp.	4.700%	5/15/2046	14,833	13,426
	Lockheed Martin Corp.	4.090%	9/15/2052	13,861	10,979
	Lockheed Martin Corp.	4.150%	6/15/2053	14,791	11,810
	Lockheed Martin Corp.	5.700%	11/15/2054	10,060	10,135
	Lockheed Martin Corp.	5.200%	2/15/2055	9,668	9,088
	Lockheed Martin Corp.	4.300%	6/15/2062	2,025	1,593
	Lockheed Martin Corp.	5.900%	11/15/2063	16,950	17,500
	Lockheed Martin Corp.	5.200%	2/15/2064	1,300	1,203
	MasTec Inc.	5.900%	6/15/2029	5,900	6,161
[3]	Nature Conservancy	3.957%	3/1/2052	4,350	3,388
	Norfolk Southern Corp.	7.800%	5/15/2027	1,945	2,044
	Norfolk Southern Corp.	3.150%	6/1/2027	4,793	4,739
	Norfolk Southern Corp.	3.800%	8/1/2028	8,058	8,018
	Norfolk Southern Corp.	2.550%	11/1/2029	15,855	14,971
	Norfolk Southern Corp.	5.050%	8/1/2030	10,000	10,369
	Norfolk Southern Corp.	2.300%	5/15/2031	5,000	4,525
	Norfolk Southern Corp.	3.000%	3/15/2032	16,187	14,915
	Norfolk Southern Corp.	5.550%	3/15/2034	13,800	14,566
	Norfolk Southern Corp.	5.100%	5/1/2035	2,650	2,705
	Norfolk Southern Corp.	4.837%	10/1/2041	12,098	11,414
	Norfolk Southern Corp.	3.950%	10/1/2042	3,125	2,593
	Norfolk Southern Corp.	4.450%	6/15/2045	5,120	4,419
	Norfolk Southern Corp.	4.650%	1/15/2046	9,150	8,101
	Norfolk Southern Corp.	3.942%	11/1/2047	1,156	912
	Norfolk Southern Corp.	4.150%	2/28/2048	1,400	1,139
	Norfolk Southern Corp.	4.100%	5/15/2049	4,050	3,233
	Norfolk Southern Corp.	3.400%	11/1/2049	2,500	1,769
	Norfolk Southern Corp.	3.050%	5/15/2050	21,525	14,148
90

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	4.050%	8/15/2052	8,222	6,380
	Norfolk Southern Corp.	3.700%	3/15/2053	1,429	1,041
	Norfolk Southern Corp.	4.550%	6/1/2053	10,133	8,545
	Norfolk Southern Corp.	5.350%	8/1/2054	53,179	50,724
	Norfolk Southern Corp.	3.155%	5/15/2055	17,192	11,045
	Norfolk Southern Corp.	5.950%	3/15/2064	22,400	22,890
	Norfolk Southern Corp.	4.100%	5/15/2121	7,800	5,398
	Northrop Grumman Corp.	3.250%	1/15/2028	22,349	22,053
	Northrop Grumman Corp.	4.600%	2/1/2029	7,000	7,108
	Northrop Grumman Corp.	4.400%	5/1/2030	9,817	9,897
	Northrop Grumman Corp.	4.650%	7/15/2030	13,040	13,273
	Northrop Grumman Corp.	4.700%	3/15/2033	21,000	21,194
	Northrop Grumman Corp.	4.900%	6/1/2034	5,150	5,219
	Northrop Grumman Corp.	5.150%	5/1/2040	12,330	12,251
	Northrop Grumman Corp.	5.050%	11/15/2040	9,525	9,397
	Northrop Grumman Corp.	4.750%	6/1/2043	9,890	9,098
	Northrop Grumman Corp.	3.850%	4/15/2045	5,275	4,218
	Northrop Grumman Corp.	4.030%	10/15/2047	28,582	22,938
	Northrop Grumman Corp.	5.250%	5/1/2050	3,695	3,485
	Northrop Grumman Corp.	4.950%	3/15/2053	11,755	10,590
	Northrop Grumman Corp.	5.200%	6/1/2054	13,300	12,420
	nVent Finance Sarl	4.550%	4/15/2028	3,850	3,870
	nVent Finance Sarl	5.650%	5/15/2033	5,500	5,738
	Oshkosh Corp.	4.600%	5/15/2028	7,375	7,464
	Oshkosh Corp.	3.100%	3/1/2030	600	570
	Otis Worldwide Corp.	2.293%	4/5/2027	20,778	20,362
	Otis Worldwide Corp.	5.250%	8/16/2028	8,000	8,245
	Otis Worldwide Corp.	2.565%	2/15/2030	31,877	29,837
	Otis Worldwide Corp.	5.125%	11/19/2031	16,950	17,585
	Otis Worldwide Corp.	5.131%	9/4/2035	2,624	2,674
	Otis Worldwide Corp.	3.112%	2/15/2040	5,000	3,935
	Otis Worldwide Corp.	3.362%	2/15/2050	19,255	13,680
	PACCAR Financial Corp.	5.000%	5/13/2027	4,375	4,448
	PACCAR Financial Corp.	4.250%	6/23/2027	4,650	4,686
	PACCAR Financial Corp.	4.450%	8/6/2027	9,850	9,965
	PACCAR Financial Corp.	4.550%	3/3/2028	5,800	5,895
	PACCAR Financial Corp.	4.000%	8/8/2028	8,133	8,184
[3]	PACCAR Financial Corp.	4.950%	8/10/2028	2,069	2,127
[3]	PACCAR Financial Corp.	4.000%	11/7/2028	6,016	6,042
[3]	PACCAR Financial Corp.	4.600%	1/31/2029	4,838	4,930
	PACCAR Financial Corp.	4.000%	9/26/2029	9,500	9,515
	PACCAR Financial Corp.	4.550%	5/8/2030	5,755	5,859
[3]	PACCAR Financial Corp.	5.000%	3/22/2034	5,000	5,172
	Parker-Hannifin Corp.	3.250%	3/1/2027	15,060	14,955
	Parker-Hannifin Corp.	4.250%	9/15/2027	22,261	22,405
	Parker-Hannifin Corp.	3.250%	6/14/2029	11,875	11,554
	Parker-Hannifin Corp.	4.500%	9/15/2029	10,000	10,141
[3]	Parker-Hannifin Corp.	4.200%	11/21/2034	4,600	4,463
[3]	Parker-Hannifin Corp.	6.250%	5/15/2038	9,050	9,986
[3]	Parker-Hannifin Corp.	4.450%	11/21/2044	4,870	4,269
	Parker-Hannifin Corp.	4.100%	3/1/2047	5,825	4,782
	Parker-Hannifin Corp.	4.000%	6/14/2049	21,907	17,588
	Precision Castparts Corp.	3.900%	1/15/2043	6,650	5,549
	Precision Castparts Corp.	4.375%	6/15/2045	5,962	5,190
	Regal Rexnord Corp.	6.050%	4/15/2028	13,000	13,440
[3]	Regal Rexnord Corp.	6.300%	2/15/2030	11,450	12,138
	Regal Rexnord Corp.	6.400%	4/15/2033	13,015	13,996
	Republic Services Inc.	4.875%	4/1/2029	2,000	2,049
	Republic Services Inc.	5.000%	11/15/2029	7,495	7,744
	Republic Services Inc.	2.300%	3/1/2030	9,075	8,431
	Republic Services Inc.	4.750%	7/15/2030	1,311	1,342
	Republic Services Inc.	1.450%	2/15/2031	18,500	16,128
	Republic Services Inc.	1.750%	2/15/2032	14,325	12,357
	Republic Services Inc.	5.000%	4/1/2034	13,300	13,630
	Republic Services Inc.	5.150%	3/15/2035	19,015	19,631
	Republic Services Inc.	6.200%	3/1/2040	3,790	4,180
	Republic Services Inc.	5.700%	5/15/2041	4,500	4,724
	Republic Services Inc.	3.050%	3/1/2050	3,917	2,649
	Rockwell Automation Inc.	3.500%	3/1/2029	3,088	3,038
	Rockwell Automation Inc.	1.750%	8/15/2031	1,350	1,181
91

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rockwell Automation Inc.	4.200%	3/1/2049	8,150	6,779
	Rockwell Automation Inc.	2.800%	8/15/2061	1,900	1,093
	RTX Corp.	3.500%	3/15/2027	25,665	25,538
	RTX Corp.	3.125%	5/4/2027	15,919	15,753
	RTX Corp.	7.200%	8/15/2027	1,010	1,061
	RTX Corp.	4.125%	11/16/2028	47,193	47,345
	RTX Corp.	5.750%	1/15/2029	2,690	2,814
	RTX Corp.	2.250%	7/1/2030	33,885	31,207
	RTX Corp.	6.000%	3/15/2031	5,000	5,385
	RTX Corp.	1.900%	9/1/2031	10,600	9,302
	RTX Corp.	2.375%	3/15/2032	5,680	5,058
	RTX Corp.	5.150%	2/27/2033	23,250	24,065
	RTX Corp.	6.100%	3/15/2034	18,864	20,650
	RTX Corp.	5.400%	5/1/2035	3,225	3,390
	RTX Corp.	6.050%	6/1/2036	7,390	8,046
	RTX Corp.	6.125%	7/15/2038	4,375	4,786
	RTX Corp.	4.450%	11/16/2038	16,346	15,347
	RTX Corp.	4.700%	12/15/2041	7,075	6,602
	RTX Corp.	4.500%	6/1/2042	24,798	22,392
	RTX Corp.	4.800%	12/15/2043	2,325	2,130
	RTX Corp.	4.150%	5/15/2045	8,650	7,216
	RTX Corp.	3.750%	11/1/2046	14,194	10,997
	RTX Corp.	4.350%	4/15/2047	10,625	8,980
	RTX Corp.	4.050%	5/4/2047	13,950	11,243
	RTX Corp.	4.625%	11/16/2048	10,350	9,004
	RTX Corp.	3.125%	7/1/2050	11,400	7,663
	RTX Corp.	2.820%	9/1/2051	15,695	9,775
	RTX Corp.	3.030%	3/15/2052	18,600	12,121
	RTX Corp.	5.375%	2/27/2053	22,375	21,451
	RTX Corp.	6.400%	3/15/2054	21,483	23,611
[3]	Ryder System Inc.	2.900%	12/1/2026	11,185	11,078
[3]	Ryder System Inc.	2.850%	3/1/2027	1,230	1,214
[3]	Ryder System Inc.	5.300%	3/15/2027	7,500	7,608
[3]	Ryder System Inc.	5.650%	3/1/2028	5,300	5,470
[3]	Ryder System Inc.	5.250%	6/1/2028	8,160	8,379
	Ryder System Inc.	6.300%	12/1/2028	3,000	3,178
[3]	Ryder System Inc.	5.375%	3/15/2029	13,975	14,465
[3]	Ryder System Inc.	5.500%	6/1/2029	3,430	3,571
[3]	Ryder System Inc.	4.950%	9/1/2029	2,000	2,045
[3]	Ryder System Inc.	4.900%	12/1/2029	9,735	9,936
	Ryder System Inc.	5.000%	3/15/2030	2,118	2,169
[3]	Ryder System Inc.	4.850%	6/15/2030	3,200	3,262
	Ryder System Inc.	4.300%	12/1/2030	3,300	3,286
	Ryder System Inc.	6.600%	12/1/2033	18,000	20,087
	Southwest Airlines Co.	5.125%	6/15/2027	21,646	21,917
	Southwest Airlines Co.	4.375%	11/15/2028	4,100	4,108
	Southwest Airlines Co.	2.625%	2/10/2030	6,000	5,574
	Southwest Airlines Co.	5.250%	11/15/2035	5,900	5,772
	Teledyne Technologies Inc.	2.250%	4/1/2028	9,000	8,651
	Teledyne Technologies Inc.	2.750%	4/1/2031	15,500	14,344
	Textron Inc.	3.650%	3/15/2027	18,682	18,578
	Textron Inc.	3.375%	3/1/2028	5,500	5,419
	Textron Inc.	2.450%	3/15/2031	3,145	2,849
	Textron Inc.	6.100%	11/15/2033	6,900	7,439
	Textron Inc.	5.500%	5/15/2035	5,685	5,889
	Textron Inc.	4.950%	3/15/2036	7,250	7,196
	Timken Co.	4.500%	12/15/2028	7,320	7,384
	Timken Co.	4.125%	4/1/2032	3,628	3,484
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	12,915	12,829
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	6,000	6,249
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	9,280	9,250
	Trimble Inc.	4.900%	6/15/2028	4,000	4,059
	Triton Container International Ltd.	3.250%	3/15/2032	6,300	5,714
	Tyco Electronics Group SA	3.125%	8/15/2027	2,950	2,924
	Tyco Electronics Group SA	2.500%	2/4/2032	6,000	5,378
	Tyco Electronics Group SA	7.125%	10/1/2037	7,145	8,426
	Union Pacific Corp.	3.000%	4/15/2027	19,123	18,937
	Union Pacific Corp.	3.950%	9/10/2028	5,000	5,008
	Union Pacific Corp.	3.700%	3/1/2029	5,000	4,963
	Union Pacific Corp.	2.800%	2/14/2032	2,427	2,228
92

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Pacific Corp.	5.100%	2/20/2035	11,124	11,475
	Union Pacific Corp.	2.891%	4/6/2036	7,432	6,279
	Union Pacific Corp.	3.600%	9/15/2037	2,804	2,492
	Union Pacific Corp.	3.200%	5/20/2041	15,312	11,997
	Union Pacific Corp.	3.250%	2/5/2050	27,413	18,942
	Union Pacific Corp.	2.950%	3/10/2052	16,340	10,420
	Union Pacific Corp.	3.500%	2/14/2053	8,500	6,011
	Union Pacific Corp.	3.839%	3/20/2060	16,132	11,636
	Union Pacific Corp.	3.550%	5/20/2061	7,500	5,019
	Union Pacific Corp.	2.973%	9/16/2062	17,396	10,196
	Union Pacific Corp.	4.100%	9/15/2067	5,726	4,237
	Union Pacific Corp.	3.750%	2/5/2070	5,500	3,713
	Union Pacific Corp.	3.799%	4/6/2071	21,154	14,502
[3]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	11,132	11,414
[3]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	14,928	15,593
[3]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	5,310	5,440
[3]	United Airlines Pass-Through Trust Class AA Series 2015-1	3.450%	12/1/2027	2,257	2,224
[3]	United Airlines Pass-Through Trust Class AA Series 2016-1	3.100%	7/7/2028	13,652	13,300
[3]	United Airlines Pass-Through Trust Class AA Series 2016-2	2.875%	10/7/2028	2,662	2,566
[3]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/2031	1,903	1,869
[3]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/2032	3,511	3,222
[3]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	11,586	11,911
	United Parcel Service Inc.	3.400%	3/15/2029	27,550	27,138
	United Parcel Service Inc.	4.650%	10/15/2030	3,000	3,071
	United Parcel Service Inc.	4.875%	3/3/2033	30,000	30,876
	United Parcel Service Inc.	5.150%	5/22/2034	8,000	8,309
	United Parcel Service Inc.	5.250%	5/14/2035	13,575	14,072
	United Parcel Service Inc.	6.200%	1/15/2038	20,910	23,060
	United Parcel Service Inc.	5.200%	4/1/2040	13,700	13,785
	United Parcel Service Inc.	3.400%	9/1/2049	7,485	5,306
	United Parcel Service Inc.	5.300%	4/1/2050	20,600	19,706
	United Parcel Service Inc.	5.050%	3/3/2053	28,250	25,841
	United Parcel Service Inc.	5.950%	5/14/2055	25,172	25,973
	United Parcel Service Inc.	5.600%	5/22/2064	9,340	9,002
	United Parcel Service Inc.	6.050%	5/14/2065	5,195	5,352
	Valmont Industries Inc.	5.000%	10/1/2044	5,944	5,469
	Valmont Industries Inc.	5.250%	10/1/2054	3,275	3,041
	Veralto Corp.	5.350%	9/18/2028	8,000	8,247
	Veralto Corp.	5.450%	9/18/2033	8,000	8,351
	Vontier Corp.	2.400%	4/1/2028	5,000	4,794
	Vontier Corp.	2.950%	4/1/2031	6,000	5,505
	Waste Connections Inc.	4.250%	12/1/2028	2,243	2,259
	Waste Connections Inc.	3.500%	5/1/2029	16,870	16,584
	Waste Connections Inc.	2.600%	2/1/2030	7,400	6,976
	Waste Connections Inc.	2.200%	1/15/2032	12,900	11,395
	Waste Connections Inc.	3.200%	6/1/2032	5,000	4,651
	Waste Connections Inc.	4.200%	1/15/2033	9,086	8,906
	Waste Connections Inc.	5.000%	3/1/2034	4,400	4,489
	Waste Connections Inc.	5.250%	9/1/2035	4,975	5,151
	Waste Connections Inc.	3.050%	4/1/2050	6,075	4,058
	Waste Connections Inc.	2.950%	1/15/2052	7,900	5,107
	Waste Management Inc.	4.950%	7/3/2027	5,500	5,590
	Waste Management Inc.	4.500%	3/15/2028	10,900	11,045
	Waste Management Inc.	4.875%	2/15/2029	13,096	13,439
	Waste Management Inc.	4.650%	3/15/2030	16,750	17,073
	Waste Management Inc.	1.500%	3/15/2031	17,595	15,360
	Waste Management Inc.	4.950%	7/3/2031	4,400	4,552
	Waste Management Inc.	4.800%	3/15/2032	12,200	12,476
	Waste Management Inc.	4.150%	4/15/2032	9,400	9,313
	Waste Management Inc.	4.625%	2/15/2033	15,000	15,196
	Waste Management Inc.	4.875%	2/15/2034	14,382	14,756
	Waste Management Inc.	4.950%	3/15/2035	17,525	17,797
	Waste Management Inc.	2.950%	6/1/2041	6,300	4,798
	Waste Management Inc.	2.500%	11/15/2050	8,095	4,833
	Waste Management Inc.	5.350%	10/15/2054	8,750	8,509
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	16,175	16,379
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	2,325	2,378
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	13,600	14,180
	WW Grainger Inc.	4.600%	6/15/2045	17,800	16,045
	WW Grainger Inc.	3.750%	5/15/2046	3,707	2,928
93

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
WW Grainger Inc.	4.200%	5/15/2047	3,075	2,587
Xylem Inc.	1.950%	1/30/2028	8,000	7,679
Xylem Inc.	2.250%	1/30/2031	4,275	3,878
Xylem Inc.	4.375%	11/1/2046	4,480	3,800
				6,010,558
Materials (0.7%)
Air Products and Chemicals Inc.	1.850%	5/15/2027	5,000	4,873
Air Products and Chemicals Inc.	4.600%	2/8/2029	6,500	6,615
Air Products and Chemicals Inc.	2.050%	5/15/2030	11,150	10,252
Air Products and Chemicals Inc.	4.750%	2/8/2031	7,900	8,108
Air Products and Chemicals Inc.	4.850%	2/8/2034	10,000	10,164
Air Products and Chemicals Inc.	2.700%	5/15/2040	10,542	7,907
Air Products and Chemicals Inc.	2.800%	5/15/2050	14,550	9,284
Albemarle Corp.	4.650%	6/1/2027	5,130	5,164
Albemarle Corp.	5.050%	6/1/2032	5,730	5,770
Albemarle Corp.	5.450%	12/1/2044	3,240	2,956
Albemarle Corp.	5.650%	6/1/2052	5,455	4,919
Amcor Finance USA Inc.	4.500%	5/15/2028	4,450	4,475
Amcor Finance USA Inc.	5.625%	5/26/2033	8,000	8,356
Amcor Flexibles North America Inc.	4.800%	3/17/2028	4,367	4,426
Amcor Flexibles North America Inc.	5.100%	3/17/2030	5,832	5,985
Amcor Flexibles North America Inc.	2.630%	6/19/2030	10,335	9,578
Amcor Flexibles North America Inc.	2.690%	5/25/2031	2,800	2,560
Amcor Flexibles North America Inc.	5.500%	3/17/2035	20,582	21,278
Amcor Group Finance plc	5.450%	5/23/2029	5,965	6,168
Amrize Finance US LLC	4.600%	4/7/2027	1,828	1,840
Amrize Finance US LLC	4.700%	4/7/2028	1,828	1,849
Amrize Finance US LLC	4.950%	4/7/2030	2,579	2,637
Amrize Finance US LLC	5.400%	4/7/2035	46,808	48,261
AngloGold Ashanti Holdings plc	3.375%	11/1/2028	8,750	8,505
AngloGold Ashanti Holdings plc	3.750%	10/1/2030	7,481	7,174
AptarGroup Inc.	4.750%	3/30/2031	6,012	6,056
ArcelorMittal SA	6.550%	11/29/2027	12,370	12,879
ArcelorMittal SA	6.800%	11/29/2032	10,130	11,344
ArcelorMittal SA	6.000%	6/17/2034	6,770	7,284
ArcelorMittal SA	7.000%	10/15/2039	7,811	8,804
ArcelorMittal SA	6.750%	3/1/2041	5,695	6,223
ArcelorMittal SA	6.350%	6/17/2054	5,700	5,999
Barrick Mining Corp.	6.450%	10/15/2035	1,050	1,160
Barrick North America Finance LLC	5.700%	5/30/2041	19,250	19,587
Barrick North America Finance LLC	5.750%	5/1/2043	3,600	3,657
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	10,964	11,526
Berry Global Inc.	1.650%	1/15/2027	8,000	7,797
Berry Global Inc.	5.500%	4/15/2028	16,160	16,661
Berry Global Inc.	5.800%	6/15/2031	29,158	30,794
Berry Global Inc.	5.650%	1/15/2034	18,414	19,197
BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	12,500	12,698
BHP Billiton Finance USA Ltd.	5.100%	9/8/2028	5,000	5,145
BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	5,942	6,125
BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	9,925	10,337
BHP Billiton Finance USA Ltd.	4.900%	2/28/2033	5,500	5,609
BHP Billiton Finance USA Ltd.	5.250%	9/8/2033	17,200	17,863
BHP Billiton Finance USA Ltd.	5.300%	2/21/2035	6,710	6,929
BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	42,450	42,986
BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	10,090	8,718
BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	29,140	27,691
BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	8,775	8,717
BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	4,050	4,133
Cabot Corp.	4.000%	7/1/2029	2,800	2,770
Cabot Corp.	5.000%	6/30/2032	3,500	3,560
Carlisle Cos. Inc.	3.750%	12/1/2027	3,050	3,034
Carlisle Cos. Inc.	2.750%	3/1/2030	10,955	10,332
Carlisle Cos. Inc.	2.200%	3/1/2032	6,100	5,322
Carlisle Cos. Inc.	5.250%	9/15/2035	1,543	1,575
Carlisle Cos. Inc.	5.550%	9/15/2040	4,150	4,198
Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	5,866	5,799
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	4,300	3,844
CF Industries Inc.	5.150%	3/15/2034	8,500	8,538
CF Industries Inc.	5.300%	11/26/2035	9,000	8,975
94

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CF Industries Inc.	4.950%	6/1/2043	8,000	7,149
	CF Industries Inc.	5.375%	3/15/2044	8,000	7,485
	CRH America Finance Inc.	4.400%	2/9/2031	8,483	8,487
	CRH America Finance Inc.	5.400%	5/21/2034	11,160	11,574
	CRH America Finance Inc.	5.500%	1/9/2035	16,000	16,669
	CRH America Finance Inc.	5.000%	2/9/2036	11,167	11,209
	CRH America Finance Inc.	5.875%	1/9/2055	4,000	4,091
	CRH America Finance Inc.	5.600%	2/9/2056	4,500	4,423
	CRH SMW Finance DAC	5.200%	5/21/2029	10,160	10,487
	CRH SMW Finance DAC	5.125%	1/9/2030	11,900	12,264
	Dow Chemical Co.	4.800%	11/30/2028	9,220	9,357
	Dow Chemical Co.	7.375%	11/1/2029	2,514	2,772
	Dow Chemical Co.	2.100%	11/15/2030	6,623	5,864
	Dow Chemical Co.	6.300%	3/15/2033	5,000	5,299
	Dow Chemical Co.	5.150%	2/15/2034	6,245	6,204
	Dow Chemical Co.	4.250%	10/1/2034	7,135	6,516
	Dow Chemical Co.	5.350%	3/15/2035	5,000	4,946
	Dow Chemical Co.	9.400%	5/15/2039	5,766	7,433
	Dow Chemical Co.	5.250%	11/15/2041	6,060	5,479
	Dow Chemical Co.	4.375%	11/15/2042	17,789	14,083
	Dow Chemical Co.	5.550%	11/30/2048	9,975	8,756
	Dow Chemical Co.	3.600%	11/15/2050	12,100	7,805
	Dow Chemical Co.	5.600%	2/15/2054	8,825	7,657
[8]	DuPont de Nemours Inc.	4.725%	11/15/2028	10,809	10,936
	Eagle Materials Inc.	2.500%	7/1/2031	5,000	4,541
	Eagle Materials Inc.	5.000%	3/15/2036	5,150	5,042
	Eastman Chemical Co.	4.500%	12/1/2028	5,389	5,436
	Eastman Chemical Co.	5.000%	8/1/2029	7,383	7,535
	Eastman Chemical Co.	5.750%	3/8/2033	26,182	27,468
	Eastman Chemical Co.	5.625%	2/20/2034	67,224	69,377
	Eastman Chemical Co.	4.800%	9/1/2042	5,150	4,558
	Eastman Chemical Co.	4.650%	10/15/2044	9,426	7,993
	Ecolab Inc.	2.125%	2/1/2032	4,730	4,175
	Ecolab Inc.	5.000%	9/1/2035	3,000	3,058
	Ecolab Inc.	2.700%	12/15/2051	9,850	6,091
	EIDP Inc.	2.300%	7/15/2030	5,000	4,624
	EIDP Inc.	5.125%	5/15/2032	2,225	2,283
	EIDP Inc.	4.800%	5/15/2033	8,300	8,290
	Freeport-McMoRan Inc.	5.000%	9/1/2027	4,800	4,808
	Freeport-McMoRan Inc.	4.125%	3/1/2028	7,300	7,281
	Freeport-McMoRan Inc.	4.375%	8/1/2028	5,300	5,299
	Freeport-McMoRan Inc.	5.250%	9/1/2029	1,900	1,933
	Freeport-McMoRan Inc.	4.250%	3/1/2030	4,400	4,365
	Freeport-McMoRan Inc.	4.625%	8/1/2030	7,500	7,557
	Freeport-McMoRan Inc.	5.400%	11/14/2034	15,500	15,987
	Freeport-McMoRan Inc.	5.450%	3/15/2043	19,740	19,113
	Georgia-Pacific LLC	7.750%	11/15/2029	1,750	1,975
	Georgia-Pacific LLC	8.875%	5/15/2031	4,460	5,408
	Gerdau Trade Inc.	5.750%	6/9/2035	8,600	8,891
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	4,050	4,078
	International Paper Co.	5.000%	9/15/2035	4,094	4,062
	International Paper Co.	7.300%	11/15/2039	5,000	5,832
	International Paper Co.	6.000%	11/15/2041	11,332	11,737
	International Paper Co.	4.800%	6/15/2044	12,043	10,604
	International Paper Co.	4.400%	8/15/2047	2,800	2,295
	International Paper Co.	4.350%	8/15/2048	8,300	6,703
	Kinross Gold Corp.	6.250%	7/15/2033	5,000	5,459
	Linde Inc.	1.100%	8/10/2030	5,000	4,389
	Linde Inc.	3.550%	11/7/2042	3,800	3,038
	Linde Inc.	2.000%	8/10/2050	10,500	5,589
	LYB International Finance BV	5.250%	7/15/2043	9,574	8,265
	LYB International Finance BV	4.875%	3/15/2044	9,500	7,893
	LYB International Finance III LLC	2.250%	10/1/2030	5,100	4,545
	LYB International Finance III LLC	5.125%	1/15/2031	1,657	1,664
	LYB International Finance III LLC	5.625%	5/15/2033	2,447	2,483
	LYB International Finance III LLC	5.500%	3/1/2034	10,000	9,890
	LYB International Finance III LLC	6.150%	5/15/2035	14,700	15,086
	LYB International Finance III LLC	5.875%	1/15/2036	7,650	7,615
	LYB International Finance III LLC	3.375%	10/1/2040	6,400	4,643
	LYB International Finance III LLC	4.200%	10/15/2049	8,960	6,435
95

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	LYB International Finance III LLC	4.200%	5/1/2050	11,060	7,892
	Martin Marietta Materials Inc.	3.450%	6/1/2027	3,225	3,205
	Martin Marietta Materials Inc.	3.500%	12/15/2027	3,707	3,678
[3]	Martin Marietta Materials Inc.	2.500%	3/15/2030	4,200	3,912
	Martin Marietta Materials Inc.	2.400%	7/15/2031	16,000	14,425
	Martin Marietta Materials Inc.	5.150%	12/1/2034	2,700	2,753
	Martin Marietta Materials Inc.	4.250%	12/15/2047	7,950	6,558
	Martin Marietta Materials Inc.	3.200%	7/15/2051	10,270	6,908
	Martin Marietta Materials Inc.	5.500%	12/1/2054	10,425	10,059
	Mosaic Co.	4.050%	11/15/2027	3,260	3,260
	Mosaic Co.	5.375%	11/15/2028	4,400	4,536
	Mosaic Co.	4.350%	1/15/2029	6,749	6,767
	Mosaic Co.	4.600%	11/15/2030	6,899	6,915
	Mosaic Co.	5.450%	11/15/2033	5,305	5,450
	Mosaic Co.	4.875%	11/15/2041	4,945	4,461
	Mosaic Co.	5.625%	11/15/2043	6,400	6,160
	NewMarket Corp.	2.700%	3/18/2031	5,000	4,573
	Newmont Corp.	3.250%	5/13/2030	1,025	992
	Newmont Corp.	2.600%	7/15/2032	13,600	12,386
	Newmont Corp.	5.350%	3/15/2034	70,360	73,694
[3]	Newmont Corp.	5.875%	4/1/2035	1,080	1,167
	Newmont Corp.	5.450%	6/9/2044	5,894	5,864
	Newmont Corp.	4.200%	5/13/2050	3,600	2,933
	Nucor Corp.	4.300%	5/23/2027	2,680	2,698
	Nucor Corp.	3.950%	5/1/2028	2,700	2,700
	Nucor Corp.	2.700%	6/1/2030	7,200	6,777
	Nucor Corp.	4.650%	6/1/2030	2,989	3,050
	Nucor Corp.	3.125%	4/1/2032	6,000	5,573
	Nucor Corp.	5.100%	6/1/2035	16,640	17,014
	Nucor Corp.	6.400%	12/1/2037	2,800	3,136
	Nucor Corp.	3.850%	4/1/2052	5,000	3,813
	Nucor Corp.	2.979%	12/15/2055	21,337	13,256
	Nutrien Ltd.	4.000%	12/15/2026	4,800	4,799
	Nutrien Ltd.	5.200%	6/21/2027	4,000	4,067
	Nutrien Ltd.	4.900%	3/27/2028	17,100	17,404
	Nutrien Ltd.	4.200%	4/1/2029	14,710	14,690
	Nutrien Ltd.	2.950%	5/13/2030	13,542	12,801
	Nutrien Ltd.	5.250%	3/12/2032	51,247	52,785
	Nutrien Ltd.	5.400%	6/21/2034	24,445	25,200
	Nutrien Ltd.	4.125%	3/15/2035	5,525	5,108
	Nutrien Ltd.	5.625%	12/1/2040	4,875	4,892
	Nutrien Ltd.	4.900%	6/1/2043	9,310	8,468
	Nutrien Ltd.	5.250%	1/15/2045	14,308	13,366
	Nutrien Ltd.	5.000%	4/1/2049	13,246	11,863
	Nutrien Ltd.	3.950%	5/13/2050	11,000	8,331
	Nutrien Ltd.	5.800%	3/27/2053	43,441	43,369
	Packaging Corp. of America	3.400%	12/15/2027	3,700	3,665
	Packaging Corp. of America	3.000%	12/15/2029	12,703	12,148
	Packaging Corp. of America	5.700%	12/1/2033	3,500	3,692
	Packaging Corp. of America	5.200%	8/15/2035	2,071	2,103
	Packaging Corp. of America	4.050%	12/15/2049	2,900	2,300
	Packaging Corp. of America	3.050%	10/1/2051	7,400	4,811
	PPG Industries Inc.	3.750%	3/15/2028	8,000	7,984
	PPG Industries Inc.	2.550%	6/15/2030	5,000	4,656
	PPG Industries Inc.	4.375%	3/15/2031	13,292	13,280
	Reliance Inc.	2.150%	8/15/2030	10,511	9,514
	Rio Tinto Alcan Inc.	6.125%	12/15/2033	8,729	9,553
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	5,485	5,475
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	18,225	11,289
	Rio Tinto Finance USA plc	4.375%	3/12/2027	1,171	1,179
	Rio Tinto Finance USA plc	4.500%	3/14/2028	4,617	4,670
	Rio Tinto Finance USA plc	4.875%	3/14/2030	8,287	8,513
	Rio Tinto Finance USA plc	5.000%	3/14/2032	1,038	1,070
	Rio Tinto Finance USA plc	5.000%	3/9/2033	14,805	15,195
	Rio Tinto Finance USA plc	5.250%	3/14/2035	14,683	15,132
	Rio Tinto Finance USA plc	4.750%	3/22/2042	6,740	6,284
	Rio Tinto Finance USA plc	4.125%	8/21/2042	8,500	7,299
	Rio Tinto Finance USA plc	5.125%	3/9/2053	22,535	20,991
	Rio Tinto Finance USA plc	5.875%	3/14/2065	3,233	3,334
	RPM International Inc.	3.750%	3/15/2027	5,890	5,863
96

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RPM International Inc.	4.550%	3/1/2029	2,575	2,603
	RPM International Inc.	2.950%	1/15/2032	3,300	2,987
	RPM International Inc.	5.250%	6/1/2045	3,892	3,685
	RPM International Inc.	4.250%	1/15/2048	3,405	2,784
	Sherwin-Williams Co.	3.450%	6/1/2027	26,435	26,246
[3]	Sherwin-Williams Co.	4.550%	3/1/2028	4,500	4,553
	Sherwin-Williams Co.	4.800%	9/1/2031	2,000	2,047
	Sherwin-Williams Co.	2.200%	3/15/2032	5,350	4,689
	Sherwin-Williams Co.	5.150%	8/15/2035	30,000	30,535
	Sherwin-Williams Co.	4.000%	12/15/2042	1,000	823
	Sherwin-Williams Co.	4.500%	6/1/2047	32,567	27,777
	Sherwin-Williams Co.	3.800%	8/15/2049	5,138	3,847
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	8,577	8,851
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	11,430	11,832
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	60,727	61,014
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	14,250	14,693
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	15,211	15,321
	Sonoco Products Co.	2.250%	2/1/2027	8,500	8,333
	Sonoco Products Co.	4.600%	9/1/2029	23,750	23,946
	Sonoco Products Co.	3.125%	5/1/2030	6,675	6,314
	Sonoco Products Co.	5.000%	9/1/2034	8,050	7,973
	Sonoco Products Co.	5.750%	11/1/2040	3,021	3,043
	Southern Copper Corp.	7.500%	7/27/2035	9,725	11,445
	Southern Copper Corp.	6.750%	4/16/2040	17,550	19,791
	Southern Copper Corp.	5.250%	11/8/2042	29,545	28,212
	Southern Copper Corp.	5.875%	4/23/2045	7,512	7,693
	Steel Dynamics Inc.	1.650%	10/15/2027	3,200	3,076
	Steel Dynamics Inc.	4.000%	12/15/2028	4,100	4,096
	Steel Dynamics Inc.	3.450%	4/15/2030	16,595	16,040
	Steel Dynamics Inc.	3.250%	1/15/2031	4,115	3,909
	Steel Dynamics Inc.	5.375%	8/15/2034	3,440	3,561
	Steel Dynamics Inc.	5.250%	5/15/2035	13,300	13,576
	Steel Dynamics Inc.	3.250%	10/15/2050	4,513	3,083
	Steel Dynamics Inc.	5.750%	5/15/2055	14,334	14,274
	Suzano Austria GmbH	2.500%	9/15/2028	500	472
	Suzano Austria GmbH	6.000%	1/15/2029	22,350	23,003
	Suzano Austria GmbH	5.000%	1/15/2030	7,450	7,451
	Suzano Austria GmbH	3.750%	1/15/2031	11,400	10,746
	Suzano Austria GmbH	3.125%	1/15/2032	15,950	14,244
	Suzano Netherlands BV	5.500%	1/15/2036	15,893	15,725
	Vale Overseas Ltd.	3.750%	7/8/2030	26,100	25,144
	Vale Overseas Ltd.	6.125%	6/12/2033	15,550	16,616
	Vale Overseas Ltd.	6.875%	11/21/2036	14,269	16,085
	Vale Overseas Ltd.	6.875%	11/10/2039	9,915	11,215
	Vale Overseas Ltd.	6.400%	6/28/2054	20,529	20,906
	Vale SA	5.625%	9/11/2042	9,097	9,152
	Vulcan Materials Co.	3.900%	4/1/2027	2,689	2,689
	Vulcan Materials Co.	4.950%	12/1/2029	3,605	3,700
	Vulcan Materials Co.	3.500%	6/1/2030	5,454	5,283
	Vulcan Materials Co.	5.350%	12/1/2034	6,750	6,999
	Vulcan Materials Co.	4.500%	6/15/2047	6,237	5,334
	Vulcan Materials Co.	4.700%	3/1/2048	5,100	4,467
	Vulcan Materials Co.	5.700%	12/1/2054	12,390	12,345
	Westlake Corp.	3.375%	6/15/2030	3,000	2,862
	Westlake Corp.	5.550%	11/15/2035	5,605	5,609
	Westlake Corp.	2.875%	8/15/2041	3,600	2,466
	Westlake Corp.	5.000%	8/15/2046	13,510	11,617
	Westlake Corp.	4.375%	11/15/2047	975	757
	Westlake Corp.	3.125%	8/15/2051	6,300	3,802
	Westlake Corp.	6.375%	11/15/2055	19,762	19,438
	Westlake Corp.	3.375%	8/15/2061	4,700	2,763
	WestRock MWV LLC	8.200%	1/15/2030	4,304	4,900
	WestRock MWV LLC	7.950%	2/15/2031	3,000	3,432
	WRKCo Inc.	4.000%	3/15/2028	5,375	5,362
	WRKCo Inc.	3.900%	6/1/2028	2,300	2,289
	WRKCo Inc.	4.900%	3/15/2029	17,990	18,322
	WRKCo Inc.	4.200%	6/1/2032	4,550	4,419
	WRKCo Inc.	3.000%	6/15/2033	6,000	5,346
97

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Yamana Gold Inc.	2.630%	8/15/2031	4,611	4,148
					2,540,776
Real Estate (0.8%)
	Agree LP	2.000%	6/15/2028	7,475	7,125
	Agree LP	4.800%	10/1/2032	2,700	2,720
	Agree LP	2.600%	6/15/2033	3,650	3,151
	Agree LP	5.625%	6/15/2034	4,731	4,949
	Agree LP	5.600%	6/15/2035	4,350	4,554
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	4,030	4,009
	Alexandria Real Estate Equities Inc.	4.500%	7/30/2029	2,375	2,376
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	1,046	982
	Alexandria Real Estate Equities Inc.	4.700%	7/1/2030	6,725	6,760
	Alexandria Real Estate Equities Inc.	4.900%	12/15/2030	6,213	6,296
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	13,500	12,614
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	5,900	4,989
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	24,555	20,097
	Alexandria Real Estate Equities Inc.	4.750%	4/15/2035	3,400	3,277
	Alexandria Real Estate Equities Inc.	5.250%	5/15/2036	7,800	7,707
	Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	17,887	15,149
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	8,311	6,200
	Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	6,190	3,779
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	21,000	14,240
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	3,615	3,152
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	6,755	6,323
	American Assets Trust LP	3.375%	2/1/2031	4,996	4,555
	American Assets Trust LP	6.150%	10/1/2034	6,000	6,085
	American Homes 4 Rent LP	4.250%	2/15/2028	2,015	2,020
	American Homes 4 Rent LP	4.900%	2/15/2029	6,193	6,296
	American Homes 4 Rent LP	4.950%	6/15/2030	5,000	5,101
	American Homes 4 Rent LP	3.625%	4/15/2032	12,219	11,549
	American Homes 4 Rent LP	5.500%	2/1/2034	6,260	6,472
	American Homes 4 Rent LP	5.500%	7/15/2034	5,797	5,989
	American Homes 4 Rent LP	5.250%	3/15/2035	13,500	13,708
	American Homes 4 Rent LP	3.375%	7/15/2051	3,000	2,028
	American Tower Corp.	3.125%	1/15/2027	20,295	20,103
	American Tower Corp.	3.650%	3/15/2027	5,040	5,017
	American Tower Corp.	3.550%	7/15/2027	7,860	7,804
	American Tower Corp.	3.600%	1/15/2028	2,219	2,198
	American Tower Corp.	1.500%	1/31/2028	8,680	8,235
	American Tower Corp.	5.250%	7/15/2028	1,440	1,480
	American Tower Corp.	5.800%	11/15/2028	8,416	8,783
	American Tower Corp.	5.200%	2/15/2029	10,000	10,291
	American Tower Corp.	3.950%	3/15/2029	9,230	9,154
	American Tower Corp.	3.800%	8/15/2029	13,110	12,908
	American Tower Corp.	2.900%	1/15/2030	8,090	7,683
	American Tower Corp.	4.900%	3/15/2030	6,856	7,002
	American Tower Corp.	2.100%	6/15/2030	7,000	6,355
	American Tower Corp.	1.875%	10/15/2030	16,200	14,453
	American Tower Corp.	2.300%	9/15/2031	7,000	6,218
	American Tower Corp.	4.050%	3/15/2032	6,000	5,839
	American Tower Corp.	5.650%	3/15/2033	4,250	4,476
	American Tower Corp.	5.550%	7/15/2033	20,340	21,303
	American Tower Corp.	5.900%	11/15/2033	4,000	4,277
	American Tower Corp.	5.450%	2/15/2034	2,416	2,509
	American Tower Corp.	5.400%	1/31/2035	24,005	24,705
	American Tower Corp.	5.350%	3/15/2035	5,600	5,742
	American Tower Corp.	3.700%	10/15/2049	4,882	3,620
	American Tower Corp.	3.100%	6/15/2050	15,821	10,395
	American Tower Corp.	2.950%	1/15/2051	9,892	6,280
	Americold Realty Operating Partnership LP	5.600%	5/15/2032	3,720	3,747
	Americold Realty Operating Partnership LP	5.409%	9/12/2034	5,330	5,202
[3]	AvalonBay Communities Inc.	3.350%	5/15/2027	7,500	7,443
[3]	AvalonBay Communities Inc.	3.200%	1/15/2028	4,175	4,116
	AvalonBay Communities Inc.	1.900%	12/1/2028	2,000	1,891
[3]	AvalonBay Communities Inc.	2.300%	3/1/2030	11,600	10,751
	AvalonBay Communities Inc.	4.350%	12/1/2030	5,104	5,114
[3]	AvalonBay Communities Inc.	2.450%	1/15/2031	2,360	2,159
	AvalonBay Communities Inc.	2.050%	1/15/2032	20,000	17,554
	AvalonBay Communities Inc.	5.000%	2/15/2033	6,500	6,656
98

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AvalonBay Communities Inc.	5.300%	12/7/2033	5,000	5,214
	AvalonBay Communities Inc.	5.350%	6/1/2034	4,600	4,778
	AvalonBay Communities Inc.	5.000%	8/1/2035	22,550	22,790
[3]	AvalonBay Communities Inc.	3.900%	10/15/2046	2,970	2,373
[3]	AvalonBay Communities Inc.	4.150%	7/1/2047	1,000	826
	Boston Properties LP	6.750%	12/1/2027	19,000	19,885
	Boston Properties LP	4.500%	12/1/2028	4,700	4,730
	Boston Properties LP	3.400%	6/21/2029	5,440	5,266
	Boston Properties LP	2.900%	3/15/2030	9,914	9,288
	Boston Properties LP	3.250%	1/30/2031	7,175	6,726
	Boston Properties LP	2.450%	10/1/2033	11,449	9,482
	Boston Properties LP	6.500%	1/15/2034	2,920	3,144
	Boston Properties LP	5.750%	1/15/2035	10,000	10,288
	Brixmor Operating Partnership LP	3.900%	3/15/2027	2,850	2,844
	Brixmor Operating Partnership LP	2.250%	4/1/2028	3,394	3,257
	Brixmor Operating Partnership LP	4.125%	5/15/2029	8,400	8,364
	Brixmor Operating Partnership LP	4.050%	7/1/2030	18,093	17,840
	Brixmor Operating Partnership LP	2.500%	8/16/2031	5,000	4,492
	Brixmor Operating Partnership LP	5.200%	4/1/2032	2,820	2,887
	Brixmor Operating Partnership LP	5.500%	2/15/2034	5,457	5,628
	Brixmor Operating Partnership LP	5.750%	2/15/2035	4,550	4,777
	Broadstone Net Lease LLC	2.600%	9/15/2031	2,425	2,146
	Camden Property Trust	3.150%	7/1/2029	10,165	9,817
	Camden Property Trust	2.800%	5/15/2030	27,145	25,619
	CBRE Services Inc.	5.500%	4/1/2029	14,075	14,590
	CBRE Services Inc.	4.800%	6/15/2030	3,400	3,446
	CBRE Services Inc.	2.500%	4/1/2031	5,000	4,538
	CBRE Services Inc.	4.900%	1/15/2033	7,188	7,220
	CBRE Services Inc.	5.950%	8/15/2034	1,253	1,339
	CBRE Services Inc.	5.500%	6/15/2035	9,808	10,133
	COPT Defense Properties LP	2.000%	1/15/2029	4,400	4,107
	COPT Defense Properties LP	2.750%	4/15/2031	5,100	4,653
	COPT Defense Properties LP	2.900%	12/1/2033	10,650	9,092
	Cousins Properties LP	5.250%	7/15/2030	10,000	10,268
	Cousins Properties LP	5.375%	2/15/2032	7,000	7,214
	Cousins Properties LP	5.875%	10/1/2034	5,700	5,953
	Crown Castle Inc.	2.900%	3/15/2027	3,060	3,016
	Crown Castle Inc.	3.650%	9/1/2027	10,000	9,920
	Crown Castle Inc.	5.000%	1/11/2028	1,780	1,808
	Crown Castle Inc.	3.800%	2/15/2028	23,200	23,018
	Crown Castle Inc.	4.800%	9/1/2028	7,000	7,100
	Crown Castle Inc.	4.300%	2/15/2029	4,827	4,818
	Crown Castle Inc.	5.600%	6/1/2029	4,000	4,151
	Crown Castle Inc.	4.900%	9/1/2029	23,500	23,850
	Crown Castle Inc.	2.250%	1/15/2031	19,568	17,482
	Crown Castle Inc.	2.100%	4/1/2031	10,825	9,551
	Crown Castle Inc.	2.500%	7/15/2031	28,000	25,022
	Crown Castle Inc.	5.100%	5/1/2033	6,315	6,364
	Crown Castle Inc.	5.800%	3/1/2034	4,900	5,138
	Crown Castle Inc.	5.200%	9/1/2034	28,230	28,504
	Crown Castle Inc.	5.200%	2/15/2049	7,750	6,973
	Crown Castle Inc.	4.150%	7/1/2050	4,671	3,620
	Crown Castle Inc.	3.250%	1/15/2051	15,000	9,892
	CubeSmart LP	2.250%	12/15/2028	7,100	6,744
	CubeSmart LP	4.375%	2/15/2029	4,925	4,939
	CubeSmart LP	3.000%	2/15/2030	1,850	1,754
	CubeSmart LP	2.000%	2/15/2031	600	531
	CubeSmart LP	2.500%	2/15/2032	10,330	9,139
	Digital Realty Trust LP	3.700%	8/15/2027	5,350	5,322
	Digital Realty Trust LP	5.550%	1/15/2028	4,100	4,214
	Digital Realty Trust LP	4.450%	7/15/2028	8,283	8,340
	Digital Realty Trust LP	3.600%	7/1/2029	18,375	18,008
	DOC DR LLC	4.300%	3/15/2027	12,645	12,667
	DOC DR LLC	2.625%	11/1/2031	8,350	7,508
	EPR Properties	4.500%	6/1/2027	5,070	5,076
	EPR Properties	4.950%	4/15/2028	6,000	6,047
	EPR Properties	3.750%	8/15/2029	3,432	3,325
	EPR Properties	3.600%	11/15/2031	2,000	1,854
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	13,400	13,441
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	3,899	4,034
99

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Equinix Inc.	1.800%	7/15/2027	13,000	12,572
Equinix Inc.	1.550%	3/15/2028	3,000	2,847
Equinix Inc.	2.000%	5/15/2028	4,000	3,815
Equinix Inc.	3.200%	11/18/2029	24,025	23,072
Equinix Inc.	2.150%	7/15/2030	7,250	6,579
Equinix Inc.	2.500%	5/15/2031	7,950	7,200
Equinix Inc.	3.900%	4/15/2032	9,800	9,415
Equinix Inc.	3.000%	7/15/2050	5,500	3,509
Equinix Inc.	2.950%	9/15/2051	3,305	2,071
Equinix Inc.	3.400%	2/15/2052	9,000	6,141
ERP Operating LP	3.500%	3/1/2028	7,000	6,933
ERP Operating LP	4.150%	12/1/2028	8,100	8,143
ERP Operating LP	3.000%	7/1/2029	11,195	10,792
ERP Operating LP	2.500%	2/15/2030	10,000	9,381
ERP Operating LP	4.950%	6/15/2032	2,770	2,832
ERP Operating LP	4.650%	9/15/2034	11,851	11,729
ERP Operating LP	4.500%	7/1/2044	5,400	4,797
ERP Operating LP	4.500%	6/1/2045	3,750	3,280
ERP Operating LP	4.000%	8/1/2047	3,038	2,442
Essential Properties LP	2.950%	7/15/2031	3,900	3,561
Essential Properties LP	5.400%	12/1/2035	6,600	6,623
Essex Portfolio LP	1.700%	3/1/2028	4,000	3,798
Essex Portfolio LP	4.000%	3/1/2029	4,965	4,927
Essex Portfolio LP	3.000%	1/15/2030	9,630	9,140
Essex Portfolio LP	1.650%	1/15/2031	2,500	2,182
Essex Portfolio LP	2.550%	6/15/2031	680	617
Essex Portfolio LP	2.650%	3/15/2032	3,729	3,326
Essex Portfolio LP	5.500%	4/1/2034	2,000	2,071
Essex Portfolio LP	5.375%	4/1/2035	9,700	9,983
Essex Portfolio LP	4.875%	2/15/2036	11,400	11,186
Essex Portfolio LP	4.500%	3/15/2048	11,839	10,046
Essex Portfolio LP	2.650%	9/1/2050	4,489	2,701
Extra Space Storage LP	3.875%	12/15/2027	1,000	997
Extra Space Storage LP	5.700%	4/1/2028	7,630	7,884
Extra Space Storage LP	3.900%	4/1/2029	6,230	6,152
Extra Space Storage LP	4.000%	6/15/2029	1,950	1,932
Extra Space Storage LP	5.500%	7/1/2030	7,480	7,787
Extra Space Storage LP	2.200%	10/15/2030	3,207	2,902
Extra Space Storage LP	5.900%	1/15/2031	5,600	5,939
Extra Space Storage LP	2.550%	6/1/2031	4,250	3,840
Extra Space Storage LP	2.400%	10/15/2031	9,000	7,994
Extra Space Storage LP	2.350%	3/15/2032	17,822	15,602
Extra Space Storage LP	4.950%	1/15/2033	8,925	9,013
Extra Space Storage LP	5.400%	2/1/2034	6,600	6,775
Extra Space Storage LP	5.350%	1/15/2035	4,473	4,575
Extra Space Storage LP	5.400%	6/15/2035	20,850	21,368
Federal Realty OP LP	3.250%	7/15/2027	4,725	4,669
Federal Realty OP LP	5.375%	5/1/2028	4,400	4,510
Federal Realty OP LP	3.200%	6/15/2029	3,761	3,630
Federal Realty OP LP	3.500%	6/1/2030	2,000	1,934
Federal Realty OP LP	4.500%	12/1/2044	6,600	5,767
GLP Capital LP	5.750%	6/1/2028	4,750	4,874
GLP Capital LP	5.300%	1/15/2029	6,225	6,335
GLP Capital LP	4.000%	1/15/2030	11,750	11,387
GLP Capital LP	4.000%	1/15/2031	5,000	4,782
GLP Capital LP	3.250%	1/15/2032	3,731	3,372
GLP Capital LP	5.250%	2/15/2033	4,900	4,909
GLP Capital LP	6.750%	12/1/2033	5,810	6,298
GLP Capital LP	5.625%	9/15/2034	13,722	13,914
GLP Capital LP	5.750%	11/1/2037	10,175	10,112
GLP Capital LP	6.250%	9/15/2054	9,150	9,087
Healthcare Realty Holdings LP	3.750%	7/1/2027	4,475	4,445
Healthcare Realty Holdings LP	3.100%	2/15/2030	3,405	3,231
Healthcare Realty Holdings LP	2.000%	3/15/2031	13,900	12,198
Healthpeak OP LLC	3.500%	7/15/2029	12,729	12,379
Healthpeak OP LLC	3.000%	1/15/2030	10,300	9,764
Healthpeak OP LLC	5.250%	12/15/2032	10,700	10,961
Healthpeak OP LLC	5.375%	2/15/2035	15,865	16,200
Highwoods Realty LP	3.875%	3/1/2027	13,850	13,757
Highwoods Realty LP	4.125%	3/15/2028	3,000	2,972
100

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Highwoods Realty LP	3.050%	2/15/2030	11,000	10,233
	Highwoods Realty LP	2.600%	2/1/2031	11,053	9,908
	Highwoods Realty LP	5.350%	1/15/2033	2,704	2,705
	Highwoods Realty LP	7.650%	2/1/2034	3,260	3,720
	Host Hotels & Resorts LP	4.250%	12/15/2028	8,268	8,274
[3]	Host Hotels & Resorts LP	3.375%	12/15/2029	9,574	9,182
[3]	Host Hotels & Resorts LP	3.500%	9/15/2030	17,025	16,240
[3]	Host Hotels & Resorts LP	2.900%	12/15/2031	5,000	4,530
	Host Hotels & Resorts LP	5.700%	7/1/2034	6,900	7,128
	Host Hotels & Resorts LP	5.500%	4/15/2035	7,900	7,991
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	8,780	8,347
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	1,576	1,639
	Invitation Homes Operating Partnership LP	2.000%	8/15/2031	3,000	2,622
	Invitation Homes Operating Partnership LP	4.150%	4/15/2032	7,000	6,798
	Invitation Homes Operating Partnership LP	4.950%	1/15/2033	10,000	10,146
	Invitation Homes Operating Partnership LP	5.500%	8/15/2033	3,028	3,138
	Invitation Homes Operating Partnership LP	2.700%	1/15/2034	8,005	6,844
	Invitation Homes Operating Partnership LP	4.875%	2/1/2035	5,309	5,242
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	5,000	5,348
	Kilroy Realty LP	3.050%	2/15/2030	10,025	9,314
	Kilroy Realty LP	2.500%	11/15/2032	3,850	3,213
	Kilroy Realty LP	2.650%	11/15/2033	11,760	9,650
	Kimco Realty OP LLC	1.900%	3/1/2028	16,200	15,561
	Kimco Realty OP LLC	2.700%	10/1/2030	4,000	3,749
	Kimco Realty OP LLC	2.250%	12/1/2031	3,000	2,662
	Kimco Realty OP LLC	3.200%	4/1/2032	7,628	7,083
	Kimco Realty OP LLC	4.600%	2/1/2033	9,110	9,099
	Kimco Realty OP LLC	6.400%	3/1/2034	7,749	8,549
	Kimco Realty OP LLC	4.850%	3/1/2035	5,760	5,733
	Kimco Realty OP LLC	5.300%	2/1/2036	10,000	10,234
	Kimco Realty OP LLC	4.450%	9/1/2047	3,480	2,968
	Kimco Realty OP LLC	3.700%	10/1/2049	6,021	4,465
	Kite Realty Group LP	4.950%	12/15/2031	6,455	6,559
	Kite Realty Group LP	5.200%	8/15/2032	2,625	2,684
	Kite Realty Group LP	5.500%	3/1/2034	3,821	3,941
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	2,600	2,657
	LXP Industrial Trust	2.700%	9/15/2030	2,500	2,292
	LXP Industrial Trust	2.375%	10/1/2031	6,000	5,240
	Mid-America Apartments LP	3.600%	6/1/2027	11,338	11,305
	Mid-America Apartments LP	5.300%	2/15/2032	4,155	4,332
	Mid-America Apartments LP	5.000%	3/15/2034	3,500	3,536
	Mid-America Apartments LP	4.950%	3/1/2035	3,185	3,208
	National Health Investors Inc.	3.000%	2/1/2031	8,500	7,714
	NNN REIT Inc.	3.600%	12/15/2026	2,475	2,465
	NNN REIT Inc.	3.500%	10/15/2027	1,050	1,041
	NNN REIT Inc.	4.300%	10/15/2028	4,437	4,463
	NNN REIT Inc.	2.500%	4/15/2030	8,375	7,770
	NNN REIT Inc.	4.600%	2/15/2031	5,100	5,133
	NNN REIT Inc.	5.500%	6/15/2034	5,800	6,003
	NNN REIT Inc.	4.800%	10/15/2048	2,275	2,001
	NNN REIT Inc.	3.100%	4/15/2050	8,748	5,663
	NNN REIT Inc.	3.500%	4/15/2051	7,200	5,070
	NNN REIT Inc.	3.000%	4/15/2052	5,000	3,126
	Omega Healthcare Investors Inc.	4.500%	4/1/2027	8,445	8,474
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	7,173	6,940
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	5,600	5,699
	Omega Healthcare Investors Inc.	3.375%	2/1/2031	22,979	21,474
	Omega Healthcare Investors Inc.	3.250%	4/15/2033	4,500	3,999
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/2031	7,500	6,723
	Piedmont Operating Partnership LP	6.875%	7/15/2029	4,600	4,889
	Prologis LP	2.125%	4/15/2027	8,100	7,930
	Prologis LP	3.375%	12/15/2027	2,485	2,466
	Prologis LP	4.875%	6/15/2028	8,895	9,105
	Prologis LP	3.875%	9/15/2028	2,500	2,494
	Prologis LP	4.000%	9/15/2028	2,025	2,028
	Prologis LP	4.375%	2/1/2029	4,000	4,039
	Prologis LP	2.875%	11/15/2029	1,000	956
	Prologis LP	2.250%	4/15/2030	14,009	13,005
	Prologis LP	1.750%	7/1/2030	9,000	8,096
	Prologis LP	1.250%	10/15/2030	8,000	7,006
101

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Prologis LP	4.750%	1/15/2031	20,000	20,442
Prologis LP	1.750%	2/1/2031	2,000	1,768
Prologis LP	1.625%	3/15/2031	8,377	7,328
Prologis LP	2.250%	1/15/2032	6,750	5,974
Prologis LP	4.750%	6/15/2033	16,700	16,837
Prologis LP	5.125%	1/15/2034	3,797	3,899
Prologis LP	5.000%	3/15/2034	14,828	15,101
Prologis LP	5.000%	1/31/2035	2,011	2,038
Prologis LP	5.250%	5/15/2035	16,000	16,499
Prologis LP	4.375%	9/15/2048	3,500	2,945
Prologis LP	3.050%	3/1/2050	3,561	2,374
Prologis LP	3.000%	4/15/2050	8,089	5,325
Prologis LP	2.125%	10/15/2050	11,618	6,260
Prologis LP	5.250%	6/15/2053	15,200	14,436
Prologis LP	5.250%	3/15/2054	10,000	9,497
Public Storage Operating Co.	1.850%	5/1/2028	7,000	6,682
Public Storage Operating Co.	5.125%	1/15/2029	5,500	5,683
Public Storage Operating Co.	4.375%	7/1/2030	5,900	5,950
Public Storage Operating Co.	2.300%	5/1/2031	8,700	7,870
Public Storage Operating Co.	5.100%	8/1/2033	25,183	26,078
Public Storage Operating Co.	5.000%	7/1/2035	5,900	5,986
Public Storage Operating Co.	5.350%	8/1/2053	9,860	9,522
Rayonier LP	2.750%	5/17/2031	2,000	1,802
Realty Income Corp.	3.000%	1/15/2027	5,200	5,153
Realty Income Corp.	3.400%	1/15/2028	6,000	5,936
Realty Income Corp.	3.650%	1/15/2028	7,725	7,675
Realty Income Corp.	2.100%	3/15/2028	5,000	4,802
Realty Income Corp.	2.200%	6/15/2028	3,945	3,786
Realty Income Corp.	4.750%	2/15/2029	9,960	10,136
Realty Income Corp.	4.000%	7/15/2029	2,650	2,636
Realty Income Corp.	3.100%	12/15/2029	16,120	15,513
Realty Income Corp.	3.400%	1/15/2030	6,570	6,386
Realty Income Corp.	4.850%	3/15/2030	3,900	4,004
Realty Income Corp.	3.250%	1/15/2031	15,696	14,936
Realty Income Corp.	3.200%	2/15/2031	6,547	6,207
Realty Income Corp.	2.700%	2/15/2032	4,050	3,656
Realty Income Corp.	5.625%	10/13/2032	1,150	1,220
Realty Income Corp.	2.850%	12/15/2032	6,351	5,697
Realty Income Corp.	4.500%	2/1/2033	9,702	9,602
Realty Income Corp.	1.800%	3/15/2033	13,000	10,791
Realty Income Corp.	4.900%	7/15/2033	2,500	2,536
Realty Income Corp.	5.125%	2/15/2034	3,970	4,068
Realty Income Corp.	5.125%	4/15/2035	7,230	7,352
Realty Income Corp.	4.650%	3/15/2047	7,155	6,309
Realty Income Corp.	5.375%	9/1/2054	10,050	9,684
Regency Centers LP	3.600%	2/1/2027	1,210	1,205
Regency Centers LP	4.125%	3/15/2028	1,375	1,379
Regency Centers LP	2.950%	9/15/2029	3,977	3,812
Regency Centers LP	3.700%	6/15/2030	5,000	4,898
Regency Centers LP	5.250%	1/15/2034	11,990	12,323
Regency Centers LP	4.400%	2/1/2047	5,650	4,827
Regency Centers LP	4.650%	3/15/2049	4,225	3,672
Rexford Industrial Realty LP	5.000%	6/15/2028	2,600	2,647
Rexford Industrial Realty LP	2.125%	12/1/2030	3,000	2,683
Rexford Industrial Realty LP	2.150%	9/1/2031	6,000	5,256
Sabra Health Care LP	3.900%	10/15/2029	8,975	8,791
Sabra Health Care LP	3.200%	12/1/2031	3,500	3,200
Safehold GL Holdings LLC	2.800%	6/15/2031	2,000	1,840
Safehold GL Holdings LLC	2.850%	1/15/2032	9,800	8,817
Safehold GL Holdings LLC	6.100%	4/1/2034	1,200	1,273
Safehold GL Holdings LLC	5.650%	1/15/2035	5,328	5,476
Simon Property Group LP	1.375%	1/15/2027	2,500	2,435
Simon Property Group LP	3.375%	6/15/2027	16,987	16,873
Simon Property Group LP	3.375%	12/1/2027	4,700	4,664
Simon Property Group LP	1.750%	2/1/2028	10,250	9,827
Simon Property Group LP	2.450%	9/13/2029	22,561	21,324
Simon Property Group LP	2.650%	7/15/2030	11,500	10,778
Simon Property Group LP	4.375%	10/1/2030	16,000	16,124
Simon Property Group LP	2.200%	2/1/2031	6,800	6,150
Simon Property Group LP	2.250%	1/15/2032	8,435	7,446
102

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	2.650%	2/1/2032	7,500	6,755
	Simon Property Group LP	6.250%	1/15/2034	5,500	6,035
	Simon Property Group LP	4.750%	9/26/2034	11,235	11,175
	Simon Property Group LP	5.125%	10/1/2035	19,208	19,488
	Simon Property Group LP	6.750%	2/1/2040	14,000	16,085
	Simon Property Group LP	4.750%	3/15/2042	1,448	1,333
	Simon Property Group LP	4.250%	10/1/2044	1,818	1,530
	Simon Property Group LP	4.250%	11/30/2046	4,180	3,486
	Simon Property Group LP	3.250%	9/13/2049	14,333	9,866
	Simon Property Group LP	3.800%	7/15/2050	15,450	11,606
	Simon Property Group LP	5.850%	3/8/2053	8,333	8,461
	Simon Property Group LP	6.650%	1/15/2054	5,500	6,146
	Store Capital LLC	4.500%	3/15/2028	2,195	2,201
	Store Capital LLC	4.625%	3/15/2029	10,500	10,459
[8]	Store Capital LLC	5.400%	4/30/2030	2,750	2,799
	Store Capital LLC	2.750%	11/18/2030	1,500	1,364
	Sun Communities Operating LP	4.200%	4/15/2032	20,574	19,966
	Tanger Properties LP	3.875%	7/15/2027	2,600	2,586
	Tanger Properties LP	2.750%	9/1/2031	5,000	4,523
[3]	UDR Inc.	3.500%	7/1/2027	5,250	5,208
[3]	UDR Inc.	3.500%	1/15/2028	5,075	5,017
	UDR Inc.	3.000%	8/15/2031	3,500	3,240
[3]	UDR Inc.	2.100%	8/1/2032	1,500	1,282
[3]	UDR Inc.	1.900%	3/15/2033	9,940	8,210
[3]	UDR Inc.	2.100%	6/15/2033	3,950	3,286
	UDR Inc.	5.125%	9/1/2034	2,550	2,577
	UDR Inc.	3.100%	11/1/2034	3,335	2,893
	Ventas Realty LP	3.850%	4/1/2027	2,075	2,070
	Ventas Realty LP	4.000%	3/1/2028	12,985	12,966
	Ventas Realty LP	3.000%	1/15/2030	3,865	3,678
	Ventas Realty LP	4.750%	11/15/2030	765	775
	Ventas Realty LP	5.100%	7/15/2032	5,525	5,675
	Ventas Realty LP	5.625%	7/1/2034	6,511	6,799
	Ventas Realty LP	5.000%	1/15/2035	9,547	9,558
	Ventas Realty LP	5.000%	2/15/2036	5,950	5,912
	Ventas Realty LP	5.700%	9/30/2043	1,000	1,005
	Ventas Realty LP	4.375%	2/1/2045	9,262	7,769
	Ventas Realty LP	4.875%	4/15/2049	1,200	1,049
	VICI Properties LP	4.750%	2/15/2028	6,300	6,363
	VICI Properties LP	4.950%	2/15/2030	10,000	10,119
	VICI Properties LP	5.125%	11/15/2031	11,000	11,139
	VICI Properties LP	5.125%	5/15/2032	15,645	15,749
	VICI Properties LP	5.750%	4/1/2034	21,644	22,349
	VICI Properties LP	5.625%	4/1/2035	6,842	6,985
	VICI Properties LP	5.625%	5/15/2052	10,839	10,131
	Welltower OP LLC	2.700%	2/15/2027	9,262	9,139
	Welltower OP LLC	4.250%	4/15/2028	7,625	7,677
	Welltower OP LLC	2.050%	1/15/2029	2,933	2,766
	Welltower OP LLC	4.125%	3/15/2029	12,145	12,170
	Welltower OP LLC	3.100%	1/15/2030	3,731	3,579
	Welltower OP LLC	4.500%	7/1/2030	10,500	10,613
	Welltower OP LLC	2.750%	1/15/2031	16,750	15,577
	Welltower OP LLC	2.800%	6/1/2031	4,800	4,448
	Welltower OP LLC	2.750%	1/15/2032	12,175	11,084
	Welltower OP LLC	3.850%	6/15/2032	4,200	4,054
	Welltower OP LLC	5.125%	7/1/2035	21,625	22,077
	Welltower OP LLC	6.500%	3/15/2041	2,000	2,230
	Welltower OP LLC	5.125%	3/15/2043	950	894
	Welltower OP LLC	4.950%	9/1/2048	4,450	4,135
	Weyerhaeuser Co.	4.000%	11/15/2029	11,200	11,087
	Weyerhaeuser Co.	4.000%	4/15/2030	8,000	7,886
	Weyerhaeuser Co.	7.375%	3/15/2032	2,427	2,765
	Weyerhaeuser Co.	3.375%	3/9/2033	13,152	12,022
	Weyerhaeuser Co.	4.000%	3/9/2052	4,703	3,625
	WP Carey Inc.	3.850%	7/15/2029	2,200	2,168
	WP Carey Inc.	2.250%	4/1/2033	13,242	11,169
					2,984,632
Technology (2.1%)
	Accenture Capital Inc.	3.900%	10/4/2027	12,700	12,749
103

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Accenture Capital Inc.	4.050%	10/4/2029	13,000	13,043
Accenture Capital Inc.	4.250%	10/4/2031	25,835	25,842
Accenture Capital Inc.	4.500%	10/4/2034	16,000	15,774
Adobe Inc.	2.150%	2/1/2027	10,800	10,622
Adobe Inc.	4.750%	1/17/2028	6,200	6,323
Adobe Inc.	4.950%	1/17/2030	7,550	7,814
Adobe Inc.	2.300%	2/1/2030	13,150	12,307
Adobe Inc.	5.300%	1/17/2035	7,600	8,007
Advanced Micro Devices Inc.	4.319%	3/24/2028	4,400	4,442
Advanced Micro Devices Inc.	3.924%	6/1/2032	4,750	4,654
Amdocs Ltd.	2.538%	6/15/2030	6,100	5,593
Analog Devices Inc.	3.500%	12/5/2026	5,965	5,948
Analog Devices Inc.	3.450%	6/15/2027	5,625	5,593
Analog Devices Inc.	4.250%	6/15/2028	9,625	9,703
Analog Devices Inc.	1.700%	10/1/2028	8,000	7,550
Analog Devices Inc.	4.500%	6/15/2030	10,600	10,745
Analog Devices Inc.	2.100%	10/1/2031	10,000	8,885
Analog Devices Inc.	2.800%	10/1/2041	23,000	16,940
Analog Devices Inc.	2.950%	10/1/2051	12,000	7,781
Apple Inc.	3.200%	5/11/2027	36,000	35,812
Apple Inc.	2.900%	9/12/2027	37,855	37,400
Apple Inc.	1.200%	2/8/2028	28,800	27,389
Apple Inc.	4.000%	5/10/2028	11,000	11,082
Apple Inc.	4.000%	5/12/2028	11,710	11,797
Apple Inc.	1.400%	8/5/2028	12,571	11,877
Apple Inc.	2.200%	9/11/2029	21,280	20,073
Apple Inc.	1.650%	5/11/2030	18,500	16,827
Apple Inc.	4.200%	5/12/2030	9,700	9,806
Apple Inc.	1.250%	8/20/2030	11,000	9,759
Apple Inc.	1.650%	2/8/2031	27,800	24,801
Apple Inc.	1.700%	8/5/2031	19,000	16,830
Apple Inc.	4.500%	5/12/2032	6,415	6,560
Apple Inc.	3.350%	8/8/2032	26,280	25,164
Apple Inc.	4.750%	5/12/2035	14,275	14,622
Apple Inc.	4.500%	2/23/2036	7,069	7,145
Apple Inc.	2.375%	2/8/2041	11,885	8,554
Apple Inc.	3.850%	5/4/2043	34,463	29,064
Apple Inc.	3.450%	2/9/2045	28,078	21,786
Apple Inc.	4.375%	5/13/2045	30,889	27,553
Apple Inc.	4.650%	2/23/2046	66,300	60,824
Apple Inc.	3.850%	8/4/2046	31,680	25,690
Apple Inc.	3.750%	9/12/2047	12,824	10,114
Apple Inc.	3.750%	11/13/2047	12,160	9,612
Apple Inc.	2.950%	9/11/2049	24,768	16,558
Apple Inc.	2.650%	5/11/2050	37,820	23,639
Apple Inc.	2.400%	8/20/2050	29,726	17,657
Apple Inc.	2.650%	2/8/2051	14,368	8,885
Apple Inc.	2.700%	8/5/2051	10,067	6,275
Apple Inc.	3.950%	8/8/2052	18,500	14,660
Apple Inc.	2.550%	8/20/2060	11,952	6,653
Apple Inc.	2.800%	2/8/2061	24,665	14,447
Apple Inc.	2.850%	8/5/2061	10,000	5,901
Apple Inc.	4.100%	8/8/2062	1,550	1,216
Applied Materials Inc.	3.300%	4/1/2027	16,200	16,121
Applied Materials Inc.	1.750%	6/1/2030	10,043	9,083
Applied Materials Inc.	4.000%	1/15/2031	6,500	6,463
Applied Materials Inc.	4.600%	1/15/2036	7,313	7,199
Applied Materials Inc.	5.850%	6/15/2041	10,905	11,591
Applied Materials Inc.	4.350%	4/1/2047	11,000	9,446
Applied Materials Inc.	2.750%	6/1/2050	8,117	5,196
Arrow Electronics Inc.	3.875%	1/12/2028	6,375	6,328
Arrow Electronics Inc.	5.150%	8/21/2029	19,188	19,625
Arrow Electronics Inc.	2.950%	2/15/2032	4,000	3,575
Arrow Electronics Inc.	5.875%	4/10/2034	5,700	5,948
Atlassian Corp.	5.250%	5/15/2029	5,915	6,085
Atlassian Corp.	5.500%	5/15/2034	5,700	5,898
Autodesk Inc.	3.500%	6/15/2027	4,150	4,123
Autodesk Inc.	2.850%	1/15/2030	10,300	9,734
Autodesk Inc.	2.400%	12/15/2031	13,819	12,292
Automatic Data Processing Inc.	1.700%	5/15/2028	22,883	21,853
104

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Automatic Data Processing Inc.	1.250%	9/1/2030	6,070	5,368
	Automatic Data Processing Inc.	4.750%	5/8/2032	7,770	7,964
	Automatic Data Processing Inc.	4.450%	9/9/2034	3,000	2,990
	Avnet Inc.	6.250%	3/15/2028	5,000	5,180
	Avnet Inc.	3.000%	5/15/2031	2,800	2,524
	Booz Allen Hamilton Inc.	5.950%	8/4/2033	7,800	8,132
	Broadcom Inc.	5.050%	7/12/2027	11,636	11,839
	Broadcom Inc.	1.950%	2/15/2028	8,000	7,681
	Broadcom Inc.	4.150%	2/15/2028	5,690	5,712
	Broadcom Inc.	4.800%	4/15/2028	18,990	19,329
	Broadcom Inc.	4.110%	9/15/2028	20,000	20,051
[8]	Broadcom Inc.	4.000%	4/15/2029	2,000	1,992
	Broadcom Inc.	4.750%	4/15/2029	74,971	76,368
	Broadcom Inc.	5.050%	7/12/2029	18,334	18,877
	Broadcom Inc.	4.350%	2/15/2030	8,900	8,958
	Broadcom Inc.	5.000%	4/15/2030	48,100	49,524
	Broadcom Inc.	5.050%	4/15/2030	22,500	23,217
	Broadcom Inc.	4.600%	7/15/2030	12,050	12,243
	Broadcom Inc.	4.200%	10/15/2030	11,807	11,796
	Broadcom Inc.	2.450%	2/15/2031	53,750	49,136
	Broadcom Inc.	5.150%	11/15/2031	5,752	5,962
[3]	Broadcom Inc.	4.550%	2/15/2032	15,790	15,831
[8]	Broadcom Inc.	4.150%	4/15/2032	14,000	13,685
	Broadcom Inc.	5.200%	4/15/2032	13,540	14,044
	Broadcom Inc.	4.900%	7/15/2032	28,450	29,032
	Broadcom Inc.	4.300%	11/15/2032	26,650	26,271
	Broadcom Inc.	2.600%	2/15/2033	18,000	15,857
	Broadcom Inc.	3.419%	4/15/2033	11,854	10,972
	Broadcom Inc.	3.469%	4/15/2034	38,778	35,420
	Broadcom Inc.	4.800%	10/15/2034	20,000	20,015
	Broadcom Inc.	5.200%	7/15/2035	28,700	29,404
[8]	Broadcom Inc.	3.137%	11/15/2035	33,750	29,072
	Broadcom Inc.	4.800%	2/15/2036	57,468	56,643
[8]	Broadcom Inc.	3.187%	11/15/2036	32,100	27,216
[8]	Broadcom Inc.	4.926%	5/15/2037	25,971	25,613
	Broadcom Inc.	4.900%	2/15/2038	98,182	96,289
	Broadcom Inc.	3.500%	2/15/2041	40,343	32,854
	Broadcom Inc.	3.750%	2/15/2051	30,803	23,262
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	8,200	7,774
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	10,800	9,815
	Cadence Design Systems Inc.	4.200%	9/10/2027	3,925	3,949
	Cadence Design Systems Inc.	4.300%	9/10/2029	16,650	16,729
	Cadence Design Systems Inc.	4.700%	9/10/2034	26,850	26,849
	CDW LLC	4.250%	4/1/2028	8,481	8,459
	CDW LLC	3.250%	2/15/2029	9,169	8,832
	CDW LLC	5.100%	3/1/2030	3,208	3,268
	CDW LLC	5.550%	8/22/2034	3,778	3,851
[8]	CGI Inc.	4.950%	3/14/2030	8,700	8,809
	CGI Inc.	2.300%	9/14/2031	4,600	4,079
	Cintas Corp. No. 2	3.700%	4/1/2027	15,559	15,528
	Cintas Corp. No. 2	4.200%	5/1/2028	6,450	6,483
	Cintas Corp. No. 2	4.000%	5/1/2032	9,700	9,481
	Cisco Systems Inc.	4.800%	2/26/2027	23,880	24,146
	Cisco Systems Inc.	4.550%	2/24/2028	8,075	8,207
	Cisco Systems Inc.	4.850%	2/26/2029	92,470	94,954
	Cisco Systems Inc.	4.750%	2/24/2030	11,780	12,110
	Cisco Systems Inc.	4.950%	2/26/2031	42,991	44,549
	Cisco Systems Inc.	4.950%	2/24/2032	26,051	26,881
	Cisco Systems Inc.	5.050%	2/26/2034	53,352	54,906
	Cisco Systems Inc.	5.100%	2/24/2035	12,159	12,502
	Cisco Systems Inc.	5.900%	2/15/2039	22,966	24,708
	Cisco Systems Inc.	5.500%	1/15/2040	10,142	10,514
	Cisco Systems Inc.	5.300%	2/26/2054	11,775	11,276
	Cisco Systems Inc.	5.500%	2/24/2055	6,530	6,450
	Cisco Systems Inc.	5.350%	2/26/2064	12,395	11,729
	Concentrix Corp.	6.600%	8/2/2028	9,098	9,392
	Corning Inc.	4.700%	3/15/2037	2,475	2,407
	Corning Inc.	5.750%	8/15/2040	8,460	8,819
	Corning Inc.	4.750%	3/15/2042	5,059	4,647
	Corning Inc.	5.350%	11/15/2048	1,500	1,454
105

Total Bond Market II Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Corning Inc.	5.850%	11/15/2068	3,200	3,099
Corning Inc.	5.450%	11/15/2079	16,800	15,335
Dell Inc.	6.500%	4/15/2038	5,200	5,581
Dell International LLC	6.100%	7/15/2027	22,554	23,169
Dell International LLC	5.250%	2/1/2028	10,490	10,725
Dell International LLC	4.750%	4/1/2028	12,328	12,509
Dell International LLC	4.150%	2/15/2029	8,867	8,859
Dell International LLC	5.300%	10/1/2029	2,789	2,878
Dell International LLC	4.350%	2/1/2030	5,550	5,553
Dell International LLC	5.000%	4/1/2030	2,006	2,054
Dell International LLC	6.200%	7/15/2030	4,868	5,196
Dell International LLC	4.500%	2/15/2031	27,309	27,289
Dell International LLC	5.300%	4/1/2032	24,141	24,821
Dell International LLC	4.750%	10/6/2032	14,784	14,760
Dell International LLC	5.750%	2/1/2033	8,290	8,736
Dell International LLC	4.850%	2/1/2035	28,622	28,211
Dell International LLC	5.500%	4/1/2035	12,914	13,298
Dell International LLC	5.100%	2/15/2036	16,301	16,079
Dell International LLC	8.100%	7/15/2036	11,118	13,462
Dell International LLC	3.375%	12/15/2041	10,500	7,970
Dell International LLC	8.350%	7/15/2046	7,046	8,937
Dell International LLC	3.450%	12/15/2051	5,320	3,618
DXC Technology Co.	2.375%	9/15/2028	6,900	6,506
Equifax Inc.	5.100%	6/1/2028	31,800	32,499
Equifax Inc.	4.800%	9/15/2029	3,717	3,778
Equifax Inc.	3.100%	5/15/2030	10,310	9,762
Equifax Inc.	2.350%	9/15/2031	11,000	9,784
Fidelity National Information Services Inc.	1.650%	3/1/2028	7,500	7,117
Fidelity National Information Services Inc.	2.250%	3/1/2031	14,700	13,127
Fidelity National Information Services Inc.	5.100%	7/15/2032	10,000	10,212
Fidelity National Information Services Inc.	3.100%	3/1/2041	9,000	6,670
Fiserv Inc.	2.250%	6/1/2027	10,200	9,930
Fiserv Inc.	5.450%	3/2/2028	20,000	20,478
Fiserv Inc.	4.200%	10/1/2028	11,000	10,971
Fiserv Inc.	3.500%	7/1/2029	50,226	48,711
Fiserv Inc.	4.750%	3/15/2030	27,000	27,147
Fiserv Inc.	2.650%	6/1/2030	11,000	10,142
Fiserv Inc.	4.550%	2/15/2031	13,275	13,162
Fiserv Inc.	5.625%	8/21/2033	21,887	22,552
Fiserv Inc.	5.450%	3/15/2034	12,010	12,176
Fiserv Inc.	5.150%	8/12/2034	15,090	14,981
Fiserv Inc.	5.250%	8/11/2035	10,046	10,022
Fiserv Inc.	4.400%	7/1/2049	22,550	17,681
Flex Ltd.	4.875%	6/15/2029	9,819	9,956
Flex Ltd.	4.875%	5/12/2030	4,000	4,056
Flex Ltd.	5.250%	1/15/2032	11,857	12,088
Flex Ltd.	5.375%	11/13/2035	9,872	9,853
Fortinet Inc.	2.200%	3/15/2031	5,000	4,481
Gartner Inc.	4.950%	3/20/2031	9,500	9,535
Gartner Inc.	5.600%	11/20/2035	10,625	10,625
Genpact Luxembourg Sarl	6.000%	6/4/2029	4,125	4,302
Genpact UK Finco plc	4.950%	11/18/2030	3,400	3,398
Hewlett Packard Enterprise Co.	4.050%	9/15/2027	10,633	10,637
Hewlett Packard Enterprise Co.	4.400%	9/25/2027	6,050	6,082
Hewlett Packard Enterprise Co.	5.250%	7/1/2028	14,000	14,356
Hewlett Packard Enterprise Co.	4.150%	9/15/2028	10,039	10,045
Hewlett Packard Enterprise Co.	4.550%	10/15/2029	23,485	23,622
Hewlett Packard Enterprise Co.	4.400%	10/15/2030	12,937	12,890
Hewlett Packard Enterprise Co.	4.850%	10/15/2031	24,650	24,877
Hewlett Packard Enterprise Co.	5.000%	10/15/2034	42,359	42,028
Hewlett Packard Enterprise Co.	6.350%	10/15/2045	13,011	13,346
Hewlett Packard Enterprise Co.	5.600%	10/15/2054	17,557	16,261
HP Inc.	3.000%	6/17/2027	14,610	14,389
HP Inc.	4.750%	1/15/2028	10,030	10,152
HP Inc.	4.000%	4/15/2029	9,810	9,707
HP Inc.	5.400%	4/25/2030	9,750	10,104
HP Inc.	3.400%	6/17/2030	16,000	15,321
HP Inc.	2.650%	6/17/2031	11,000	9,913
HP Inc.	4.200%	4/15/2032	10,345	10,037
HP Inc.	6.100%	4/25/2035	14,335	15,141
106

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HP Inc.	6.000%	9/15/2041	11,654	11,776
	Hubbell Inc.	3.150%	8/15/2027	3,425	3,378
	Hubbell Inc.	3.500%	2/15/2028	4,645	4,598
	Hubbell Inc.	2.300%	3/15/2031	3,000	2,731
	Hubbell Inc.	4.800%	11/15/2035	5,000	4,967
	IBM International Capital Pte. Ltd.	4.600%	2/5/2029	6,000	6,091
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	17,692	16,454
	Intel Corp.	3.750%	3/25/2027	9,400	9,359
	Intel Corp.	3.750%	8/5/2027	5,500	5,470
	Intel Corp.	4.875%	2/10/2028	18,490	18,757
	Intel Corp.	1.600%	8/12/2028	10,830	10,158
	Intel Corp.	4.000%	8/5/2029	15,500	15,337
	Intel Corp.	2.450%	11/15/2029	41,000	38,257
	Intel Corp.	5.125%	2/10/2030	13,000	13,327
	Intel Corp.	3.900%	3/25/2030	23,505	23,032
	Intel Corp.	4.150%	8/5/2032	17,600	16,976
	Intel Corp.	4.000%	12/15/2032	13,700	13,070
	Intel Corp.	5.200%	2/10/2033	34,933	35,600
	Intel Corp.	4.600%	3/25/2040	3,274	2,914
	Intel Corp.	2.800%	8/12/2041	8,000	5,576
	Intel Corp.	4.800%	10/1/2041	12,072	10,707
	Intel Corp.	4.250%	12/15/2042	10,903	8,824
	Intel Corp.	5.625%	2/10/2043	19,000	18,244
	Intel Corp.	4.900%	7/29/2045	18,500	15,938
	Intel Corp.	4.100%	5/19/2046	21,725	16,606
	Intel Corp.	3.734%	12/8/2047	19,850	14,096
	Intel Corp.	3.250%	11/15/2049	44,204	28,263
	Intel Corp.	4.750%	3/25/2050	11,259	9,187
	Intel Corp.	3.050%	8/12/2051	7,300	4,479
	Intel Corp.	4.900%	8/5/2052	25,000	20,651
	Intel Corp.	5.700%	2/10/2053	33,686	31,362
	Intel Corp.	5.600%	2/21/2054	15,000	13,843
	Intel Corp.	3.100%	2/15/2060	10,100	5,661
	Intel Corp.	3.200%	8/12/2061	17,900	10,229
	Intel Corp.	5.050%	8/5/2062	17,696	14,366
	Intel Corp.	5.900%	2/10/2063	13,365	12,511
	International Business Machines Corp.	1.700%	5/15/2027	15,092	14,669
	International Business Machines Corp.	4.500%	2/6/2028	22,980	23,209
	International Business Machines Corp.	4.650%	2/10/2028	14,400	14,613
	International Business Machines Corp.	3.500%	5/15/2029	29,255	28,672
[3]	International Business Machines Corp.	4.800%	2/10/2030	11,300	11,559
	International Business Machines Corp.	1.950%	5/15/2030	32,620	29,728
[3]	International Business Machines Corp.	5.000%	2/10/2032	14,400	14,777
	International Business Machines Corp.	4.750%	2/6/2033	24,285	24,648
[3]	International Business Machines Corp.	5.200%	2/10/2035	22,802	23,367
	International Business Machines Corp.	4.150%	5/15/2039	10,697	9,541
	International Business Machines Corp.	2.850%	5/15/2040	9,810	7,390
	International Business Machines Corp.	4.000%	6/20/2042	21,966	18,362
	International Business Machines Corp.	4.250%	5/15/2049	40,865	32,948
	International Business Machines Corp.	2.950%	5/15/2050	12,255	7,819
	International Business Machines Corp.	4.900%	7/27/2052	7,054	6,197
	International Business Machines Corp.	5.100%	2/6/2053	9,490	8,632
[3]	International Business Machines Corp.	5.700%	2/10/2055	40,679	40,045
	Intuit Inc.	1.650%	7/15/2030	9,500	8,543
	Intuit Inc.	5.200%	9/15/2033	10,000	10,446
	Intuit Inc.	5.500%	9/15/2053	13,500	13,274
	Jabil Inc.	3.950%	1/12/2028	6,000	5,987
	Jabil Inc.	3.600%	1/15/2030	6,070	5,885
	Jabil Inc.	3.000%	1/15/2031	10,500	9,781
	Juniper Networks Inc.	3.750%	8/15/2029	9,025	8,812
	Juniper Networks Inc.	2.000%	12/10/2030	5,600	4,948
	Juniper Networks Inc.	5.950%	3/15/2041	8,680	8,701
	KLA Corp.	4.100%	3/15/2029	11,041	11,065
	KLA Corp.	4.650%	7/15/2032	5,000	5,075
	KLA Corp.	3.300%	3/1/2050	25,025	17,414
	KLA Corp.	4.950%	7/15/2052	12,460	11,304
	KLA Corp.	5.250%	7/15/2062	8,080	7,515
	Kyndryl Holdings Inc.	2.700%	10/15/2028	4,600	4,410
	Kyndryl Holdings Inc.	3.150%	10/15/2031	5,200	4,746
	Kyndryl Holdings Inc.	6.350%	2/20/2034	676	716
107

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kyndryl Holdings Inc.	4.100%	10/15/2041	12,555	9,941
	Lam Research Corp.	4.000%	3/15/2029	11,580	11,591
	Lam Research Corp.	1.900%	6/15/2030	10,394	9,458
	Lam Research Corp.	4.875%	3/15/2049	11,046	10,117
	Lam Research Corp.	2.875%	6/15/2050	19,600	12,701
	Lam Research Corp.	3.125%	6/15/2060	4,900	3,060
	Leidos Inc.	4.375%	5/15/2030	700	699
	Leidos Inc.	2.300%	2/15/2031	32,955	29,616
	Leidos Inc.	5.750%	3/15/2033	5,512	5,839
	Leidos Inc.	5.500%	3/15/2035	21,590	22,422
	Marvell Technology Inc.	2.450%	4/15/2028	7,000	6,741
[3]	Marvell Technology Inc.	4.875%	6/22/2028	5,708	5,804
	Marvell Technology Inc.	5.750%	2/15/2029	4,675	4,878
	Marvell Technology Inc.	4.750%	7/15/2030	10,900	11,045
	Marvell Technology Inc.	5.950%	9/15/2033	6,000	6,413
	Marvell Technology Inc.	5.450%	7/15/2035	14,100	14,520
	Microchip Technology Inc.	4.900%	3/15/2028	9,400	9,532
	Microchip Technology Inc.	5.050%	3/15/2029	49,812	50,793
	Microchip Technology Inc.	5.050%	2/15/2030	7,150	7,296
	Micron Technology Inc.	5.327%	2/6/2029	4,810	4,961
	Micron Technology Inc.	4.663%	2/15/2030	8,150	8,242
	Micron Technology Inc.	5.300%	1/15/2031	2,850	2,952
	Micron Technology Inc.	2.703%	4/15/2032	10,580	9,490
	Micron Technology Inc.	5.875%	2/9/2033	10,056	10,689
	Micron Technology Inc.	5.800%	1/15/2035	21,220	22,361
	Micron Technology Inc.	6.050%	11/1/2035	18,200	19,424
	Micron Technology Inc.	3.366%	11/1/2041	12,000	9,161
	Micron Technology Inc.	3.477%	11/1/2051	3,250	2,279
	Microsoft Corp.	3.300%	2/6/2027	51,038	50,850
	Microsoft Corp.	3.500%	2/12/2035	23,825	22,456
	Microsoft Corp.	3.450%	8/8/2036	46,559	42,475
	Microsoft Corp.	4.100%	2/6/2037	10,892	10,530
	Microsoft Corp.	3.700%	8/8/2046	33,025	26,420
	Microsoft Corp.	4.500%	6/15/2047	8,930	8,033
	Microsoft Corp.	2.525%	6/1/2050	102,192	62,374
	Microsoft Corp.	2.500%	9/15/2050	16,100	9,771
	Microsoft Corp.	2.921%	3/17/2052	92,454	60,614
	Microsoft Corp.	2.675%	6/1/2060	86,288	49,430
	Moody's Corp.	3.250%	1/15/2028	5,500	5,429
	Moody's Corp.	4.250%	2/1/2029	4,000	4,025
	Moody's Corp.	2.000%	8/19/2031	31,750	28,209
	Moody's Corp.	2.750%	8/19/2041	6,000	4,319
	Moody's Corp.	5.250%	7/15/2044	5,515	5,333
	Moody's Corp.	4.875%	12/17/2048	4,000	3,588
	Moody's Corp.	3.250%	5/20/2050	3,225	2,191
	Moody's Corp.	3.750%	2/25/2052	5,000	3,731
	Moody's Corp.	3.100%	11/29/2061	8,400	5,210
	Motorola Solutions Inc.	4.600%	2/23/2028	9,917	10,026
	Motorola Solutions Inc.	5.000%	4/15/2029	1,650	1,690
	Motorola Solutions Inc.	4.600%	5/23/2029	7,300	7,384
	Motorola Solutions Inc.	4.850%	8/15/2030	21,825	22,262
	Motorola Solutions Inc.	2.300%	11/15/2030	8,500	7,716
	Motorola Solutions Inc.	2.750%	5/24/2031	5,700	5,217
	Motorola Solutions Inc.	5.600%	6/1/2032	4,200	4,416
	Motorola Solutions Inc.	5.200%	8/15/2032	12,700	13,099
	Motorola Solutions Inc.	5.550%	8/15/2035	35,250	36,631
	Motorola Solutions Inc.	5.500%	9/1/2044	5,495	5,345
	MSCI Inc.	5.250%	9/1/2035	13,469	13,553
	NetApp Inc.	2.375%	6/22/2027	4,000	3,910
	NetApp Inc.	2.700%	6/22/2030	19,176	17,864
	NetApp Inc.	5.500%	3/17/2032	9,678	10,067
	NetApp Inc.	5.700%	3/17/2035	13,727	14,362
	Nokia OYJ	6.625%	5/15/2039	5,250	5,623
	Nordson Corp.	5.600%	9/15/2028	2,500	2,588
	Nordson Corp.	4.500%	12/15/2029	6,150	6,195
	Nordson Corp.	5.800%	9/15/2033	4,987	5,283
	NVIDIA Corp.	1.550%	6/15/2028	13,000	12,358
	NVIDIA Corp.	2.850%	4/1/2030	14,018	13,395
	NVIDIA Corp.	2.000%	6/15/2031	13,000	11,702
	NVIDIA Corp.	3.500%	4/1/2040	10,800	9,117
108

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NVIDIA Corp.	3.500%	4/1/2050	34,760	25,737
	NVIDIA Corp.	3.700%	4/1/2060	3,507	2,561
	NXP BV	3.150%	5/1/2027	8,000	7,912
	NXP BV	4.300%	8/19/2028	4,825	4,841
	NXP BV	5.550%	12/1/2028	5,000	5,178
	NXP BV	4.300%	6/18/2029	16,630	16,661
	NXP BV	3.400%	5/1/2030	11,240	10,837
	NXP BV	2.500%	5/11/2031	16,000	14,480
	NXP BV	2.650%	2/15/2032	17,210	15,462
	NXP BV	4.850%	8/19/2032	4,700	4,721
	NXP BV	5.250%	8/19/2035	9,650	9,780
	NXP BV	3.250%	5/11/2041	13,600	10,295
	Oracle Corp.	2.800%	4/1/2027	35,411	34,726
	Oracle Corp.	2.300%	3/25/2028	40,043	38,195
	Oracle Corp.	4.800%	8/3/2028	14,325	14,390
[3]	Oracle Corp.	4.200%	9/27/2029	51,784	50,756
	Oracle Corp.	6.150%	11/9/2029	12,700	13,254
	Oracle Corp.	2.950%	4/1/2030	40,649	37,503
	Oracle Corp.	3.250%	5/15/2030	10,000	9,317
	Oracle Corp.	4.450%	9/26/2030	35,451	34,664
	Oracle Corp.	2.875%	3/25/2031	55,513	49,758
	Oracle Corp.	5.250%	2/3/2032	16,863	16,832
	Oracle Corp.	4.800%	9/26/2032	35,450	34,228
	Oracle Corp.	6.250%	11/9/2032	16,900	17,619
	Oracle Corp.	4.900%	2/6/2033	6,800	6,545
	Oracle Corp.	4.300%	7/8/2034	30,283	27,361
	Oracle Corp.	4.700%	9/27/2034	19,135	17,759
	Oracle Corp.	5.500%	8/3/2035	24,781	24,296
	Oracle Corp.	5.200%	9/26/2035	49,236	47,251
	Oracle Corp.	3.850%	7/15/2036	16,490	13,767
	Oracle Corp.	3.800%	11/15/2037	10,400	8,399
	Oracle Corp.	6.500%	4/15/2038	2,179	2,224
	Oracle Corp.	6.125%	7/8/2039	5,092	5,000
	Oracle Corp.	3.600%	4/1/2040	24,870	18,423
	Oracle Corp.	5.375%	7/15/2040	40,800	36,526
	Oracle Corp.	3.650%	3/25/2041	28,908	21,085
	Oracle Corp.	4.500%	7/8/2044	11,844	9,068
	Oracle Corp.	4.125%	5/15/2045	21,375	15,381
	Oracle Corp.	5.875%	9/26/2045	36,700	33,183
	Oracle Corp.	4.000%	7/15/2046	35,033	24,294
	Oracle Corp.	4.000%	11/15/2047	8,300	5,690
	Oracle Corp.	3.600%	4/1/2050	70,020	43,521
	Oracle Corp.	3.950%	3/25/2051	11,800	7,755
	Oracle Corp.	6.900%	11/9/2052	30,735	30,364
	Oracle Corp.	5.550%	2/6/2053	40,099	33,316
	Oracle Corp.	5.375%	9/27/2054	23,016	18,617
	Oracle Corp.	4.375%	5/15/2055	20,000	13,810
	Oracle Corp.	6.000%	8/3/2055	23,107	20,392
	Oracle Corp.	5.950%	9/26/2055	46,020	40,797
	Oracle Corp.	3.850%	4/1/2060	48,674	29,764
	Oracle Corp.	4.100%	3/25/2061	15,225	9,799
	Oracle Corp.	5.500%	9/27/2064	8,515	6,801
	Oracle Corp.	6.125%	8/3/2065	35,044	30,945
	Oracle Corp.	6.100%	9/26/2065	18,202	16,049
	Paychex Inc.	5.100%	4/15/2030	16,300	16,773
	Paychex Inc.	5.350%	4/15/2032	21,050	21,799
	Paychex Inc.	5.600%	4/15/2035	12,510	13,093
	Qorvo Inc.	4.375%	10/15/2029	9,000	8,857
	QUALCOMM Inc.	3.250%	5/20/2027	15,500	15,424
	QUALCOMM Inc.	1.300%	5/20/2028	19,268	18,182
	QUALCOMM Inc.	2.150%	5/20/2030	14,485	13,342
	QUALCOMM Inc.	1.650%	5/20/2032	34,598	29,549
	QUALCOMM Inc.	4.750%	5/20/2032	2,600	2,654
	QUALCOMM Inc.	5.400%	5/20/2033	7,675	8,128
	QUALCOMM Inc.	5.000%	5/20/2035	17,430	17,692
	QUALCOMM Inc.	4.800%	5/20/2045	18,120	16,569
	QUALCOMM Inc.	4.300%	5/20/2047	15,420	12,940
	QUALCOMM Inc.	3.250%	5/20/2050	6,840	4,723
	QUALCOMM Inc.	4.500%	5/20/2052	11,000	9,292
	QUALCOMM Inc.	6.000%	5/20/2053	12,000	12,613
109

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quanta Services Inc.	4.750%	8/9/2027	13,800	13,976
	Quanta Services Inc.	4.300%	8/9/2028	19,175	19,277
	Quanta Services Inc.	2.900%	10/1/2030	11,930	11,175
	Quanta Services Inc.	4.500%	1/15/2031	19,625	19,642
	Quanta Services Inc.	5.250%	8/9/2034	8,100	8,318
	Quanta Services Inc.	5.100%	8/9/2035	15,775	15,819
	RELX Capital Inc.	4.000%	3/18/2029	14,177	14,129
	RELX Capital Inc.	4.750%	3/27/2030	3,516	3,584
	RELX Capital Inc.	3.000%	5/22/2030	5,598	5,327
	RELX Capital Inc.	4.750%	5/20/2032	5,325	5,413
	RELX Capital Inc.	5.250%	3/27/2035	2,758	2,849
	Roper Technologies Inc.	3.800%	12/15/2026	11,559	11,539
	Roper Technologies Inc.	1.400%	9/15/2027	17,709	16,954
	Roper Technologies Inc.	4.200%	9/15/2028	7,225	7,245
	Roper Technologies Inc.	4.250%	9/15/2028	4,786	4,805
	Roper Technologies Inc.	2.950%	9/15/2029	10,295	9,841
	Roper Technologies Inc.	2.000%	6/30/2030	13,776	12,462
	Roper Technologies Inc.	4.450%	9/15/2030	6,693	6,720
	Roper Technologies Inc.	4.900%	10/15/2034	11,400	11,371
	Roper Technologies Inc.	5.100%	9/15/2035	16,425	16,543
	S&P Global Inc.	2.450%	3/1/2027	6,000	5,907
	S&P Global Inc.	4.750%	8/1/2028	8,865	9,032
	S&P Global Inc.	2.700%	3/1/2029	24,000	23,080
	S&P Global Inc.	2.500%	12/1/2029	5,300	5,000
	S&P Global Inc.	1.250%	8/15/2030	7,400	6,506
[8]	S&P Global Inc.	4.250%	1/15/2031	8,304	8,305
	S&P Global Inc.	2.900%	3/1/2032	16,000	14,755
	S&P Global Inc.	5.250%	9/15/2033	15,000	15,744
[8]	S&P Global Inc.	4.800%	12/4/2035	4,848	4,834
	S&P Global Inc.	3.250%	12/1/2049	6,500	4,552
	S&P Global Inc.	3.700%	3/1/2052	7,820	5,914
	S&P Global Inc.	2.300%	8/15/2060	7,950	4,024
	S&P Global Inc.	3.900%	3/1/2062	5,545	4,131
	Salesforce Inc.	3.700%	4/11/2028	17,050	17,048
	Salesforce Inc.	1.500%	7/15/2028	11,500	10,894
	Salesforce Inc.	1.950%	7/15/2031	21,000	18,689
	Salesforce Inc.	2.700%	7/15/2041	14,930	10,814
	Salesforce Inc.	2.900%	7/15/2051	22,073	13,977
	Salesforce Inc.	3.050%	7/15/2061	14,205	8,564
	ServiceNow Inc.	1.400%	9/1/2030	15,600	13,747
	Skyworks Solutions Inc.	3.000%	6/1/2031	9,500	8,617
	Synopsys Inc.	4.550%	4/1/2027	3,438	3,462
	Synopsys Inc.	4.650%	4/1/2028	4,585	4,648
	Synopsys Inc.	4.850%	4/1/2030	4,181	4,268
	Synopsys Inc.	5.000%	4/1/2032	55,186	56,340
	Synopsys Inc.	5.150%	4/1/2035	20,405	20,728
	Synopsys Inc.	5.700%	4/1/2055	17,403	17,252
	TD SYNNEX Corp.	2.375%	8/9/2028	6,000	5,711
	TD SYNNEX Corp.	4.300%	1/17/2029	8,143	8,125
	TD SYNNEX Corp.	5.300%	10/10/2035	18,750	18,583
	Teledyne FLIR LLC	2.500%	8/1/2030	4,500	4,163
	Texas Instruments Inc.	2.900%	11/3/2027	7,497	7,421
	Texas Instruments Inc.	4.600%	2/15/2028	10,000	10,157
	Texas Instruments Inc.	2.250%	9/4/2029	29,906	28,179
	Texas Instruments Inc.	4.500%	5/23/2030	7,800	7,927
	Texas Instruments Inc.	1.900%	9/15/2031	3,900	3,461
	Texas Instruments Inc.	4.900%	3/14/2033	14,000	14,449
	Texas Instruments Inc.	5.100%	5/23/2035	2,500	2,572
	Texas Instruments Inc.	3.875%	3/15/2039	11,500	10,253
	Texas Instruments Inc.	4.150%	5/15/2048	16,533	13,584
	Texas Instruments Inc.	2.700%	9/15/2051	4,000	2,447
	Texas Instruments Inc.	4.100%	8/16/2052	3,750	2,983
	Texas Instruments Inc.	5.000%	3/14/2053	13,262	12,145
	Texas Instruments Inc.	5.150%	2/8/2054	8,654	8,143
	Texas Instruments Inc.	5.050%	5/18/2063	18,733	16,722
[3]	TR Finance LLC	5.500%	8/15/2035	3,075	3,194
[3]	TR Finance LLC	5.850%	4/15/2040	4,111	4,256
[3]	TR Finance LLC	5.650%	11/23/2043	2,750	2,746
	TSMC Arizona Corp.	3.875%	4/22/2027	6,725	6,720
	TSMC Arizona Corp.	4.125%	4/22/2029	5,700	5,708
110

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	TSMC Arizona Corp.	2.500%	10/25/2031	24,400	22,218
	TSMC Arizona Corp.	4.250%	4/22/2032	3,350	3,349
	TSMC Arizona Corp.	3.125%	10/25/2041	10,500	8,451
	TSMC Arizona Corp.	3.250%	10/25/2051	16,850	12,713
	TSMC Arizona Corp.	4.500%	4/22/2052	9,900	9,232
	Verisk Analytics Inc.	4.125%	3/15/2029	10,090	10,064
	Verisk Analytics Inc.	4.500%	8/15/2030	9,575	9,671
	Verisk Analytics Inc.	5.250%	6/5/2034	10,250	10,488
	Verisk Analytics Inc.	5.250%	3/15/2035	6,608	6,725
	Verisk Analytics Inc.	5.125%	2/15/2036	7,400	7,474
	Verisk Analytics Inc.	3.625%	5/15/2050	13,900	10,026
	VMware LLC	3.900%	8/21/2027	27,579	27,586
	VMware LLC	1.800%	8/15/2028	8,000	7,567
	VMware LLC	4.700%	5/15/2030	11,254	11,432
	VMware LLC	2.200%	8/15/2031	16,300	14,482
	Western Digital Corp.	2.850%	2/1/2029	5,095	4,873
	Western Digital Corp.	3.100%	2/1/2032	5,500	5,069
	Workday Inc.	3.500%	4/1/2027	14,875	14,784
	Workday Inc.	3.700%	4/1/2029	8,200	8,084
	Workday Inc.	3.800%	4/1/2032	15,512	14,844
	Xilinx Inc.	2.375%	6/1/2030	8,300	7,713
					7,431,779
Utilities (2.5%)
	AEP Texas Inc.	3.950%	6/1/2028	8,050	8,013
	AEP Texas Inc.	5.450%	5/15/2029	5,000	5,177
[3]	AEP Texas Inc.	2.100%	7/1/2030	7,857	7,156
	AEP Texas Inc.	5.400%	6/1/2033	1,359	1,402
	AEP Texas Inc.	5.700%	5/15/2034	10,434	10,885
	AEP Texas Inc.	3.800%	10/1/2047	6,000	4,434
[3]	AEP Texas Inc.	4.150%	5/1/2049	1,000	768
[3]	AEP Texas Inc.	3.450%	1/15/2050	6,126	4,180
	AEP Texas Inc.	5.250%	5/15/2052	1,450	1,328
	AEP Texas Inc.	5.850%	10/15/2055	18,946	18,603
	AEP Transmission Co. LLC	3.100%	12/1/2026	3,000	2,978
	AEP Transmission Co. LLC	5.150%	4/1/2034	2,500	2,550
	AEP Transmission Co. LLC	4.000%	12/1/2046	4,071	3,257
	AEP Transmission Co. LLC	3.750%	12/1/2047	4,750	3,641
	AEP Transmission Co. LLC	4.250%	9/15/2048	4,070	3,350
	AEP Transmission Co. LLC	3.800%	6/15/2049	3,925	2,960
	AEP Transmission Co. LLC	3.150%	9/15/2049	9,090	6,153
[3]	AEP Transmission Co. LLC	3.650%	4/1/2050	3,250	2,410
[3]	AEP Transmission Co. LLC	2.750%	8/15/2051	5,200	3,202
[3]	AEP Transmission Co. LLC	4.500%	6/15/2052	6,000	5,082
	AEP Transmission Co. LLC	5.400%	3/15/2053	1,300	1,264
	AES Corp.	5.450%	6/1/2028	18,000	18,412
	AES Corp.	2.450%	1/15/2031	12,500	11,330
	AES Corp.	5.800%	3/15/2032	11,944	12,250
	Alabama Power Co.	3.750%	9/1/2027	17,600	17,608
[3]	Alabama Power Co.	1.450%	9/15/2030	8,800	7,807
[3]	Alabama Power Co.	4.300%	3/15/2031	4,400	4,415
	Alabama Power Co.	3.050%	3/15/2032	9,080	8,432
	Alabama Power Co.	3.940%	9/1/2032	10,640	10,320
	Alabama Power Co.	5.850%	11/15/2033	6,000	6,445
	Alabama Power Co.	5.100%	4/2/2035	11,818	12,100
	Alabama Power Co.	6.125%	5/15/2038	1,900	2,067
	Alabama Power Co.	6.000%	3/1/2039	5,742	6,169
	Alabama Power Co.	3.850%	12/1/2042	3,350	2,734
	Alabama Power Co.	4.150%	8/15/2044	3,650	3,052
	Alabama Power Co.	3.750%	3/1/2045	16,825	13,231
	Alabama Power Co.	4.300%	1/2/2046	14,950	12,607
[3]	Alabama Power Co.	3.700%	12/1/2047	5,075	3,872
	Alabama Power Co.	3.450%	10/1/2049	12,473	8,872
	Alabama Power Co.	3.125%	7/15/2051	13,924	9,217
	Alabama Power Co.	3.000%	3/15/2052	3,580	2,319
	Alliant Energy Corp.	5.750%	4/1/2056	2,714	2,709
	Ameren Corp.	5.700%	12/1/2026	3,065	3,107
	Ameren Corp.	1.950%	3/15/2027	6,000	5,862
	Ameren Corp.	1.750%	3/15/2028	5,000	4,752
	Ameren Corp.	5.000%	1/15/2029	7,100	7,260
111

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Corp.	3.500%	1/15/2031	27,572	26,508
	Ameren Corp.	5.375%	3/15/2035	25,677	26,411
	Ameren Illinois Co.	3.800%	5/15/2028	4,875	4,861
	Ameren Illinois Co.	1.550%	11/15/2030	5,000	4,416
	Ameren Illinois Co.	3.850%	9/1/2032	2,500	2,402
	Ameren Illinois Co.	4.950%	6/1/2033	8,175	8,352
	Ameren Illinois Co.	3.700%	12/1/2047	8,836	6,746
	Ameren Illinois Co.	4.500%	3/15/2049	1,450	1,233
	Ameren Illinois Co.	3.250%	3/15/2050	3,165	2,167
	Ameren Illinois Co.	2.900%	6/15/2051	3,500	2,209
	Ameren Illinois Co.	5.900%	12/1/2052	8,500	8,804
	Ameren Illinois Co.	5.550%	7/1/2054	700	688
	Ameren Illinois Co.	5.625%	3/1/2055	8,902	8,863
	American Electric Power Co. Inc.	5.750%	11/1/2027	5,641	5,815
	American Electric Power Co. Inc.	3.200%	11/13/2027	2,925	2,883
[3]	American Electric Power Co. Inc.	4.300%	12/1/2028	13,834	13,946
	American Electric Power Co. Inc.	5.200%	1/15/2029	2,750	2,835
	American Electric Power Co. Inc.	2.300%	3/1/2030	4,700	4,344
	American Electric Power Co. Inc.	5.950%	11/1/2032	3,500	3,759
	American Electric Power Co. Inc.	5.625%	3/1/2033	13,439	14,110
	American Electric Power Co. Inc.	3.250%	3/1/2050	3,550	2,365
	American Electric Power Co. Inc.	6.950%	12/15/2054	9,105	9,776
[3]	American Electric Power Co. Inc.	7.050%	12/15/2054	9,500	9,926
[3]	American Electric Power Co. Inc.	5.800%	3/15/2056	14,168	14,064
[3]	American Electric Power Co. Inc.	6.050%	3/15/2056	9,865	9,697
	American Electric Power Co. Inc.	3.875%	2/15/2062	7,850	7,704
	American Water Capital Corp.	2.950%	9/1/2027	11,000	10,839
	American Water Capital Corp.	3.450%	6/1/2029	7,120	6,982
	American Water Capital Corp.	2.800%	5/1/2030	3,000	2,845
	American Water Capital Corp.	2.300%	6/1/2031	15,000	13,551
	American Water Capital Corp.	4.450%	6/1/2032	2,200	2,203
	American Water Capital Corp.	5.150%	3/1/2034	7,500	7,735
	American Water Capital Corp.	5.250%	3/1/2035	24,703	25,464
	American Water Capital Corp.	3.750%	9/1/2047	11,935	9,163
	American Water Capital Corp.	4.200%	9/1/2048	5,293	4,303
	American Water Capital Corp.	3.250%	6/1/2051	9,500	6,415
	American Water Capital Corp.	5.700%	9/1/2055	17,528	17,549
[3]	Appalachian Power Co.	2.700%	4/1/2031	12,000	10,981
[3]	Appalachian Power Co.	4.500%	8/1/2032	8,524	8,444
	Appalachian Power Co.	7.000%	4/1/2038	10,752	12,171
	Appalachian Power Co.	4.400%	5/15/2044	8,395	7,039
	Appalachian Power Co.	4.450%	6/1/2045	3,125	2,602
[3]	Appalachian Power Co.	4.500%	3/1/2049	1,291	1,058
	Arizona Public Service Co.	2.950%	9/15/2027	5,300	5,214
	Arizona Public Service Co.	2.600%	8/15/2029	3,000	2,837
	Arizona Public Service Co.	6.350%	12/15/2032	14,446	15,772
	Arizona Public Service Co.	5.550%	8/1/2033	11,840	12,375
	Arizona Public Service Co.	5.700%	8/15/2034	7,102	7,470
	Arizona Public Service Co.	5.050%	9/1/2041	1,505	1,448
	Arizona Public Service Co.	4.500%	4/1/2042	875	769
	Arizona Public Service Co.	4.350%	11/15/2045	3,000	2,496
	Arizona Public Service Co.	3.750%	5/15/2046	2,250	1,705
	Arizona Public Service Co.	4.200%	8/15/2048	2,700	2,163
	Arizona Public Service Co.	3.350%	5/15/2050	2,669	1,824
	Arizona Public Service Co.	2.650%	9/15/2050	10,000	5,953
	Arizona Public Service Co.	5.900%	8/15/2055	13,250	13,477
	Atlantic City Electric Co.	2.300%	3/15/2031	3,500	3,173
	Atmos Energy Corp.	3.000%	6/15/2027	5,800	5,740
	Atmos Energy Corp.	2.625%	9/15/2029	4,750	4,515
	Atmos Energy Corp.	1.500%	1/15/2031	5,500	4,821
	Atmos Energy Corp.	5.450%	10/15/2032	1,700	1,797
	Atmos Energy Corp.	5.900%	11/15/2033	9,750	10,546
[3]	Atmos Energy Corp.	5.200%	8/15/2035	29,200	30,107
	Atmos Energy Corp.	5.500%	6/15/2041	4,660	4,774
	Atmos Energy Corp.	4.150%	1/15/2043	3,435	2,918
	Atmos Energy Corp.	4.125%	10/15/2044	4,915	4,144
	Atmos Energy Corp.	3.375%	9/15/2049	2,570	1,806
	Atmos Energy Corp.	2.850%	2/15/2052	9,304	5,769
	Atmos Energy Corp.	5.750%	10/15/2052	6,000	6,062
	Atmos Energy Corp.	6.200%	11/15/2053	11,600	12,516
112

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Atmos Energy Corp.	5.000%	12/15/2054	8,638	7,851
	Atmos Energy Corp.	5.450%	1/15/2056	10,435	10,092
	Avangrid Inc.	3.800%	6/1/2029	3,900	3,849
	Avista Corp.	4.350%	6/1/2048	8,200	6,727
	Avista Corp.	4.000%	4/1/2052	4,000	2,979
	Baltimore Gas & Electric Co.	2.250%	6/15/2031	6,000	5,421
[3]	Baltimore Gas & Electric Co.	5.300%	6/1/2034	7,525	7,792
	Baltimore Gas & Electric Co.	5.450%	6/1/2035	27,250	28,259
	Baltimore Gas & Electric Co.	6.350%	10/1/2036	3,551	3,935
[3]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	4,450	3,391
	Baltimore Gas & Electric Co.	3.200%	9/15/2049	4,000	2,706
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	4,168	2,670
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	18,475	15,548
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	7,887	7,582
[3]	Baltimore Gas & Electric Co.	5.650%	6/1/2054	9,868	9,788
[8]	Basin Electric Power Cooperative	5.850%	10/15/2055	5,100	4,994
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	9,950	9,784
	Berkshire Hathaway Energy Co.	1.650%	5/15/2031	29,086	25,323
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	18,300	19,874
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	11,875	11,385
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	11,148	8,441
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	4,006	3,335
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	25,738	20,584
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	16,845	10,447
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	4,250	3,577
	Black Hills Corp.	3.150%	1/15/2027	3,375	3,343
	Black Hills Corp.	5.950%	3/15/2028	2,500	2,592
	Black Hills Corp.	3.050%	10/15/2029	8,905	8,505
	Black Hills Corp.	2.500%	6/15/2030	5,000	4,638
	Black Hills Corp.	4.550%	1/31/2031	3,650	3,648
	Black Hills Corp.	4.350%	5/1/2033	11,245	10,840
	Black Hills Corp.	6.000%	1/15/2035	8,885	9,478
	Black Hills Corp.	4.200%	9/15/2046	3,200	2,542
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	4,000	4,129
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	4,389	4,496
[3]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/2031	4,100	3,710
[3]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/2032	4,000	3,673
[3]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/2032	2,500	2,490
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/2033	6,250	6,369
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	9,506	9,717
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	7,950	8,037
[3]	CenterPoint Energy Houston Electric LLC	4.950%	8/15/2035	12,114	12,208
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/2042	3,200	2,540
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/2048	1,675	1,334
[3]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	8,100	5,223
[3]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	6,000	4,223
[3]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	3,650	2,666
[3]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	5,521	4,943
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	2,400	2,285
	CenterPoint Energy Inc.	5.400%	6/1/2029	13,470	13,955
	CenterPoint Energy Inc.	2.950%	3/1/2030	6,305	5,974
[3]	CenterPoint Energy Inc.	7.000%	2/15/2055	6,700	6,990
	CenterPoint Energy Inc.	6.700%	5/15/2055	16,425	16,881
	CenterPoint Energy Inc.	5.950%	4/1/2056	6,424	6,467
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	4,500	4,612
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	7,040	7,028
	CenterPoint Energy Resources Corp.	1.750%	10/1/2030	1,000	892
	CenterPoint Energy Resources Corp.	4.400%	7/1/2032	18,697	18,493
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	1,590	1,650
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	2,700	2,785
	Cleco Corporate Holdings LLC	4.973%	5/1/2046	8,025	6,943
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	4,539	4,762
	CMS Energy Corp.	3.450%	8/15/2027	2,975	2,948
	CMS Energy Corp.	4.875%	3/1/2044	8,205	7,322
[3]	CMS Energy Corp.	4.750%	6/1/2050	7,600	7,465
	CMS Energy Corp.	3.750%	12/1/2050	2,000	1,843
	CMS Energy Corp.	6.500%	6/1/2055	8,353	8,589
[3]	Commonwealth Edison Co.	2.950%	8/15/2027	3,075	3,033
	Commonwealth Edison Co.	3.700%	8/15/2028	11,173	11,132
[3]	Commonwealth Edison Co.	3.150%	3/15/2032	6,000	5,559
113

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth Edison Co.	4.900%	2/1/2033	1,400	1,433
	Commonwealth Edison Co.	5.300%	6/1/2034	2,400	2,502
	Commonwealth Edison Co.	5.900%	3/15/2036	14,020	15,047
	Commonwealth Edison Co.	6.450%	1/15/2038	3,770	4,210
	Commonwealth Edison Co.	4.600%	8/15/2043	2,500	2,229
	Commonwealth Edison Co.	3.700%	3/1/2045	5,650	4,415
	Commonwealth Edison Co.	4.350%	11/15/2045	6,495	5,509
	Commonwealth Edison Co.	3.650%	6/15/2046	1,708	1,302
[3]	Commonwealth Edison Co.	3.750%	8/15/2047	6,000	4,575
	Commonwealth Edison Co.	4.000%	3/1/2049	5,274	4,109
[3]	Commonwealth Edison Co.	3.200%	11/15/2049	8,525	5,747
	Commonwealth Edison Co.	3.000%	3/1/2050	12,000	7,841
[3]	Commonwealth Edison Co.	3.125%	3/15/2051	7,000	4,642
[3]	Commonwealth Edison Co.	3.850%	3/15/2052	14,230	10,645
	Commonwealth Edison Co.	5.300%	2/1/2053	3,500	3,313
	Commonwealth Edison Co.	5.650%	6/1/2054	2,250	2,232
	Commonwealth Edison Co.	5.950%	6/1/2055	30,725	31,869
[3]	Connecticut Light & Power Co.	3.200%	3/15/2027	5,200	5,160
	Connecticut Light & Power Co.	4.950%	1/15/2030	8,250	8,462
	Connecticut Light & Power Co.	4.900%	7/1/2033	3,000	3,041
	Connecticut Light & Power Co.	4.950%	8/15/2034	1,125	1,135
	Connecticut Light & Power Co.	4.300%	4/15/2044	5,430	4,645
[3]	Connecticut Light & Power Co.	4.150%	6/1/2045	4,650	3,849
	Connecticut Light & Power Co.	4.000%	4/1/2048	11,855	9,421
	Connecticut Light & Power Co.	5.250%	1/15/2053	1,220	1,155
[3]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	1,487	1,469
[3]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	3,300	3,197
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/2031	14,292	13,066
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/2033	6,551	6,817
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2034	17,000	17,853
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/2034	1,250	1,298
[3]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/2035	2,050	2,111
	Consolidated Edison Co. of New York Inc.	5.125%	3/15/2035	14,250	14,567
[3]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/2036	10,765	11,447
[3]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	3,014	3,304
[3]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	810	900
[3]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	8,525	9,745
[3]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	8,525	8,710
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	5,535	5,769
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	9,577	7,863
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	8,646	7,528
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	7,732	6,650
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	5,500	4,310
[3]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	17,025	13,192
[3]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	7,500	6,486
[3]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	4,781	3,797
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	9,865	10,381
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	9,600	9,786
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	15,800	15,761
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	5,000	4,213
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	11,232	10,890
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	8,883	8,867
[3]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	7,430	5,856
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	15,772	12,913
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/2059	7,500	5,231
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	4,580	3,141
	Constellation Energy Generation LLC	5.600%	3/1/2028	7,704	7,951
	Constellation Energy Generation LLC	5.800%	3/1/2033	19,200	20,505
	Constellation Energy Generation LLC	6.125%	1/15/2034	4,090	4,434
	Constellation Energy Generation LLC	5.750%	10/1/2041	7,650	7,782
	Constellation Energy Generation LLC	5.600%	6/15/2042	9,048	9,080
	Constellation Energy Generation LLC	6.500%	10/1/2053	15,000	16,340
	Constellation Energy Generation LLC	5.750%	3/15/2054	7,364	7,305
	Consumers Energy Co.	4.650%	3/1/2028	2,500	2,540
	Consumers Energy Co.	3.800%	11/15/2028	3,000	2,990
	Consumers Energy Co.	4.900%	2/15/2029	7,864	8,063
	Consumers Energy Co.	4.600%	5/30/2029	4,500	4,574
	Consumers Energy Co.	4.700%	1/15/2030	8,090	8,266
	Consumers Energy Co.	4.500%	1/15/2031	1,750	1,769
	Consumers Energy Co.	3.600%	8/15/2032	8,029	7,612
114

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	4.625%	5/15/2033	4,500	4,517
	Consumers Energy Co.	5.050%	5/15/2035	11,200	11,395
	Consumers Energy Co.	3.950%	5/15/2043	13,680	11,266
	Consumers Energy Co.	3.250%	8/15/2046	3,325	2,400
	Consumers Energy Co.	3.950%	7/15/2047	2,950	2,350
	Consumers Energy Co.	4.050%	5/15/2048	4,306	3,469
	Consumers Energy Co.	4.350%	4/15/2049	5,400	4,493
	Consumers Energy Co.	3.750%	2/15/2050	3,000	2,251
	Consumers Energy Co.	3.100%	8/15/2050	10,250	6,839
	Consumers Energy Co.	3.500%	8/1/2051	8,082	5,820
	Consumers Energy Co.	2.650%	8/15/2052	1,433	884
	Consumers Energy Co.	4.200%	9/1/2052	4,204	3,379
[8]	Dayton Power & Light Co.	4.550%	8/15/2030	4,900	4,873
	Delmarva Power & Light Co.	4.150%	5/15/2045	5,425	4,581
[3]	Dominion Energy Inc.	3.600%	3/15/2027	4,000	3,981
	Dominion Energy Inc.	4.600%	5/15/2028	4,525	4,579
	Dominion Energy Inc.	4.250%	6/1/2028	6,624	6,645
[3]	Dominion Energy Inc.	3.375%	4/1/2030	19,524	18,830
	Dominion Energy Inc.	5.000%	6/15/2030	5,000	5,137
[3]	Dominion Energy Inc.	2.250%	8/15/2031	3,000	2,673
[3]	Dominion Energy Inc.	4.350%	8/15/2032	6,530	6,411
	Dominion Energy Inc.	5.375%	11/15/2032	14,400	14,959
[3]	Dominion Energy Inc.	6.300%	3/15/2033	8,175	8,883
[3]	Dominion Energy Inc.	5.250%	8/1/2033	6,000	6,152
	Dominion Energy Inc.	5.450%	3/15/2035	5,910	6,058
[3]	Dominion Energy Inc.	5.950%	6/15/2035	8,640	9,207
	Dominion Energy Inc.	7.000%	6/15/2038	4,900	5,546
[3]	Dominion Energy Inc.	3.300%	4/15/2041	10,100	7,664
[3]	Dominion Energy Inc.	4.900%	8/1/2041	10,135	9,348
[3]	Dominion Energy Inc.	4.050%	9/15/2042	5,214	4,235
	Dominion Energy Inc.	4.700%	12/1/2044	3,375	2,957
[3]	Dominion Energy Inc.	4.600%	3/15/2049	3,100	2,584
[3]	Dominion Energy Inc.	4.850%	8/15/2052	7,426	6,384
[3]	Dominion Energy Inc.	7.000%	6/1/2054	6,325	6,855
[3]	Dominion Energy Inc.	6.875%	2/1/2055	2,800	2,913
	Dominion Energy Inc.	6.625%	5/15/2055	11,800	12,141
[3]	Dominion Energy Inc.	6.000%	2/15/2056	9,750	9,813
	Dominion Energy Inc.	6.200%	2/15/2056	15,100	15,195
[3]	Dominion Energy South Carolina Inc.	2.300%	12/1/2031	3,500	3,122
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	2,525	2,812
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	2,300	2,394
[3]	Dominion Energy South Carolina Inc.	5.300%	1/15/2035	2,750	2,846
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	8,550	9,201
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	1,525	1,538
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	5,458	4,896
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	6,500	6,997
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	8,009	7,102
	DTE Electric Co.	4.850%	12/1/2026	2,114	2,135
	DTE Electric Co.	4.250%	5/14/2027	1,500	1,510
[3]	DTE Electric Co.	1.900%	4/1/2028	6,400	6,136
	DTE Electric Co.	2.250%	3/1/2030	20,951	19,491
[3]	DTE Electric Co.	2.625%	3/1/2031	7,985	7,378
	DTE Electric Co.	5.200%	4/1/2033	21,785	22,662
	DTE Electric Co.	5.200%	3/1/2034	16,114	16,624
	DTE Electric Co.	5.250%	5/15/2035	12,600	12,959
[3]	DTE Electric Co.	4.000%	4/1/2043	1,971	1,640
	DTE Electric Co.	3.700%	3/15/2045	1,750	1,367
	DTE Electric Co.	3.750%	8/15/2047	6,927	5,310
	DTE Electric Co.	3.950%	3/1/2049	8,800	6,930
	DTE Electric Co.	2.950%	3/1/2050	4,450	2,930
[3]	DTE Electric Co.	3.250%	4/1/2051	1,000	686
	DTE Electric Co.	5.400%	4/1/2053	5,561	5,399
	DTE Electric Co.	5.850%	5/15/2055	37,350	38,301
	DTE Energy Co.	4.950%	7/1/2027	1,350	1,368
	DTE Energy Co.	4.875%	6/1/2028	7,035	7,156
[3]	DTE Energy Co.	3.400%	6/15/2029	16,552	16,096
	DTE Energy Co.	2.950%	3/1/2030	2,625	2,487
	DTE Energy Co.	5.200%	4/1/2030	6,781	7,000
	DTE Energy Co.	5.850%	6/1/2034	19,001	20,259
	DTE Energy Co.	5.050%	10/1/2035	18,100	18,091
115

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	3.950%	11/15/2028	7,000	7,016
[3]	Duke Energy Carolinas LLC	6.000%	12/1/2028	3,694	3,898
	Duke Energy Carolinas LLC	2.450%	8/15/2029	6,000	5,679
	Duke Energy Carolinas LLC	2.450%	2/1/2030	6,100	5,718
	Duke Energy Carolinas LLC	4.850%	3/15/2030	4,175	4,299
	Duke Energy Carolinas LLC	2.550%	4/15/2031	6,150	5,663
	Duke Energy Carolinas LLC	2.850%	3/15/2032	5,000	4,580
	Duke Energy Carolinas LLC	6.450%	10/15/2032	6,575	7,286
	Duke Energy Carolinas LLC	4.950%	1/15/2033	26,480	27,281
	Duke Energy Carolinas LLC	4.850%	1/15/2034	8,000	8,097
[3]	Duke Energy Carolinas LLC	5.250%	3/15/2035	6,350	6,567
	Duke Energy Carolinas LLC	6.100%	6/1/2037	1,525	1,643
	Duke Energy Carolinas LLC	6.000%	1/15/2038	3,975	4,280
	Duke Energy Carolinas LLC	6.050%	4/15/2038	6,175	6,673
	Duke Energy Carolinas LLC	5.300%	2/15/2040	19,590	19,834
	Duke Energy Carolinas LLC	4.250%	12/15/2041	11,455	10,067
	Duke Energy Carolinas LLC	4.000%	9/30/2042	11,370	9,545
	Duke Energy Carolinas LLC	3.875%	3/15/2046	19,224	15,225
	Duke Energy Carolinas LLC	3.700%	12/1/2047	6,135	4,637
	Duke Energy Carolinas LLC	3.950%	3/15/2048	9,613	7,609
	Duke Energy Carolinas LLC	3.200%	8/15/2049	11,715	8,002
	Duke Energy Carolinas LLC	3.450%	4/15/2051	5,500	3,899
	Duke Energy Carolinas LLC	3.550%	3/15/2052	2,550	1,831
	Duke Energy Carolinas LLC	5.350%	1/15/2053	8,493	8,142
	Duke Energy Carolinas LLC	5.400%	1/15/2054	25,000	24,186
[3]	Duke Energy Carolinas SC Storm Funding LLC	4.898%	3/1/2046	35,210	35,167
	Duke Energy Corp.	4.850%	1/5/2027	1,590	1,605
	Duke Energy Corp.	3.150%	8/15/2027	10,125	10,009
	Duke Energy Corp.	5.000%	12/8/2027	4,930	5,029
	Duke Energy Corp.	4.300%	3/15/2028	13,400	13,476
	Duke Energy Corp.	3.400%	6/15/2029	13,450	13,131
	Duke Energy Corp.	2.450%	6/1/2030	15,000	13,912
	Duke Energy Corp.	2.550%	6/15/2031	14,400	13,116
	Duke Energy Corp.	4.500%	8/15/2032	15,331	15,287
	Duke Energy Corp.	5.750%	9/15/2033	15,000	15,891
	Duke Energy Corp.	5.450%	6/15/2034	3,725	3,880
	Duke Energy Corp.	4.950%	9/15/2035	21,500	21,326
	Duke Energy Corp.	4.800%	12/15/2045	9,966	8,833
	Duke Energy Corp.	3.750%	9/1/2046	32,809	24,836
	Duke Energy Corp.	3.950%	8/15/2047	13,187	10,142
	Duke Energy Corp.	4.200%	6/15/2049	10,234	8,048
	Duke Energy Corp.	3.500%	6/15/2051	7,100	4,919
	Duke Energy Corp.	5.000%	8/15/2052	12,754	11,244
	Duke Energy Corp.	6.100%	9/15/2053	8,300	8,571
	Duke Energy Corp.	5.800%	6/15/2054	21,011	20,760
	Duke Energy Corp.	6.450%	9/1/2054	6,300	6,606
	Duke Energy Corp.	3.250%	1/15/2082	4,000	3,887
	Duke Energy Florida LLC	3.200%	1/15/2027	11,425	11,360
	Duke Energy Florida LLC	3.800%	7/15/2028	4,825	4,820
	Duke Energy Florida LLC	2.500%	12/1/2029	23,057	21,770
	Duke Energy Florida LLC	1.750%	6/15/2030	7,100	6,401
	Duke Energy Florida LLC	4.200%	12/1/2030	1,550	1,552
	Duke Energy Florida LLC	2.400%	12/15/2031	1,740	1,572
	Duke Energy Florida LLC	4.850%	12/1/2035	2,000	1,994
	Duke Energy Florida LLC	6.350%	9/15/2037	3,275	3,637
	Duke Energy Florida LLC	6.400%	6/15/2038	5,150	5,745
	Duke Energy Florida LLC	5.650%	4/1/2040	6,300	6,537
	Duke Energy Florida LLC	3.850%	11/15/2042	1,000	821
	Duke Energy Florida LLC	3.400%	10/1/2046	2,665	1,940
	Duke Energy Florida LLC	4.200%	7/15/2048	3,550	2,883
	Duke Energy Florida LLC	3.000%	12/15/2051	14,300	9,251
	Duke Energy Florida LLC	5.950%	11/15/2052	12,595	13,016
	Duke Energy Florida LLC	6.200%	11/15/2053	19,595	20,950
[3]	Duke Energy Florida Project Finance LLC	2.538%	9/1/2029	1,942	1,879
	Duke Energy Indiana LLC	5.250%	3/1/2034	2,000	2,069
	Duke Energy Indiana LLC	6.120%	10/15/2035	2,740	2,970
	Duke Energy Indiana LLC	6.350%	8/15/2038	3,725	4,112
	Duke Energy Indiana LLC	6.450%	4/1/2039	968	1,071
[3]	Duke Energy Indiana LLC	4.900%	7/15/2043	4,960	4,620
	Duke Energy Indiana LLC	3.750%	5/15/2046	15,440	12,004
116

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Duke Energy Indiana LLC	3.250%	10/1/2049	2,635	1,798
	Duke Energy Indiana LLC	2.750%	4/1/2050	6,972	4,350
	Duke Energy Indiana LLC	5.900%	5/15/2055	1,650	1,681
	Duke Energy Ohio Inc.	3.650%	2/1/2029	7,265	7,195
	Duke Energy Ohio Inc.	2.125%	6/1/2030	2,700	2,474
	Duke Energy Ohio Inc.	5.250%	4/1/2033	7,583	7,855
	Duke Energy Ohio Inc.	5.300%	6/15/2035	1,825	1,883
	Duke Energy Ohio Inc.	3.700%	6/15/2046	4,766	3,627
	Duke Energy Ohio Inc.	4.300%	2/1/2049	5,800	4,744
	Duke Energy Ohio Inc.	5.650%	4/1/2053	3,010	2,976
	Duke Energy Ohio Inc.	5.550%	3/15/2054	3,000	2,925
	Duke Energy Progress LLC	4.350%	3/6/2027	3,504	3,530
	Duke Energy Progress LLC	3.700%	9/1/2028	5,650	5,630
	Duke Energy Progress LLC	3.450%	3/15/2029	12,912	12,718
	Duke Energy Progress LLC	2.000%	8/15/2031	12,400	11,007
	Duke Energy Progress LLC	5.250%	3/15/2033	7,600	7,910
	Duke Energy Progress LLC	5.100%	3/15/2034	11,000	11,333
	Duke Energy Progress LLC	5.050%	3/15/2035	25,222	25,670
	Duke Energy Progress LLC	6.300%	4/1/2038	4,220	4,674
	Duke Energy Progress LLC	4.100%	5/15/2042	5,425	4,614
	Duke Energy Progress LLC	4.100%	3/15/2043	6,345	5,347
	Duke Energy Progress LLC	4.375%	3/30/2044	6,175	5,288
	Duke Energy Progress LLC	4.150%	12/1/2044	3,825	3,187
	Duke Energy Progress LLC	4.200%	8/15/2045	3,425	2,846
	Duke Energy Progress LLC	3.700%	10/15/2046	4,200	3,195
	Duke Energy Progress LLC	3.600%	9/15/2047	2,825	2,102
	Duke Energy Progress LLC	2.500%	8/15/2050	2,400	1,398
	Duke Energy Progress LLC	2.900%	8/15/2051	10,923	6,871
	Duke Energy Progress LLC	4.000%	4/1/2052	4,000	3,097
	Duke Energy Progress LLC	5.350%	3/15/2053	1,395	1,330
	Duke Energy Progress LLC	5.550%	3/15/2055	10,896	10,742
[3]	Duke Energy Progress NC Storm Funding LLC	1.295%	7/1/2028	1,594	1,528
[3]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2037	3,400	2,920
[3]	Duke Energy Progress NC Storm Funding LLC	2.799%	7/1/2041	3,425	2,627
[8]	East Ohio Gas Co.	2.000%	6/15/2030	1,000	904
	Edison International	5.750%	6/15/2027	16,000	16,288
	Edison International	4.125%	3/15/2028	1,647	1,628
	Edison International	5.250%	11/15/2028	14,500	14,694
	Edison International	5.450%	6/15/2029	12,025	12,228
	Edison International	6.950%	11/15/2029	6,200	6,600
	Edison International	5.250%	3/15/2032	2,339	2,339
	El Paso Electric Co.	6.000%	5/15/2035	800	832
	El Paso Electric Co.	5.000%	12/1/2044	3,200	2,822
	Emera US Finance LP	4.750%	6/15/2046	16,925	14,450
	Enel Chile SA	4.875%	6/12/2028	10,875	11,014
	Entergy Arkansas LLC	4.000%	6/1/2028	2,000	2,003
	Entergy Arkansas LLC	5.150%	1/15/2033	1,500	1,552
	Entergy Arkansas LLC	5.450%	6/1/2034	7,365	7,700
	Entergy Arkansas LLC	4.200%	4/1/2049	4,668	3,766
	Entergy Arkansas LLC	2.650%	6/15/2051	13,359	7,948
	Entergy Arkansas LLC	3.350%	6/15/2052	5,000	3,388
	Entergy Corp.	1.900%	6/15/2028	7,000	6,639
	Entergy Corp.	2.800%	6/15/2030	8,541	7,996
	Entergy Corp.	2.400%	6/15/2031	7,550	6,781
	Entergy Corp.	3.750%	6/15/2050	9,319	6,773
	Entergy Corp.	7.125%	12/1/2054	13,500	14,188
[3]	Entergy Corp.	5.875%	6/15/2056	3,600	3,601
	Entergy Corp.	6.100%	6/15/2056	7,000	6,994
	Entergy Louisiana LLC	3.120%	9/1/2027	5,600	5,535
	Entergy Louisiana LLC	3.250%	4/1/2028	4,700	4,633
	Entergy Louisiana LLC	1.600%	12/15/2030	3,200	2,827
	Entergy Louisiana LLC	3.050%	6/1/2031	6,055	5,680
	Entergy Louisiana LLC	2.350%	6/15/2032	17,500	15,442
	Entergy Louisiana LLC	4.000%	3/15/2033	12,845	12,389
	Entergy Louisiana LLC	5.350%	3/15/2034	3,850	4,001
	Entergy Louisiana LLC	3.100%	6/15/2041	5,706	4,338
	Entergy Louisiana LLC	4.200%	9/1/2048	9,306	7,520
	Entergy Louisiana LLC	4.200%	4/1/2050	6,200	4,945
	Entergy Louisiana LLC	2.900%	3/15/2051	6,738	4,222
	Entergy Louisiana LLC	4.750%	9/15/2052	12,140	10,568
117

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Entergy Louisiana LLC	5.700%	3/15/2054	20,612	20,511
	Entergy Louisiana LLC	5.800%	3/15/2055	17,750	17,837
	Entergy Mississippi LLC	2.850%	6/1/2028	8,225	8,011
	Entergy Mississippi LLC	5.000%	9/1/2033	4,000	4,070
	Entergy Mississippi LLC	3.850%	6/1/2049	10,525	8,038
	Entergy Mississippi LLC	3.500%	6/1/2051	8,500	5,907
	Entergy Mississippi LLC	5.850%	6/1/2054	5,350	5,386
	Entergy Mississippi LLC	5.800%	4/15/2055	6,835	6,870
	Entergy Texas Inc.	4.000%	3/30/2029	4,962	4,958
	Entergy Texas Inc.	1.750%	3/15/2031	6,000	5,294
	Entergy Texas Inc.	5.250%	4/15/2035	2,035	2,087
	Entergy Texas Inc.	4.500%	3/30/2039	3,000	2,786
	Entergy Texas Inc.	3.550%	9/30/2049	5,585	3,987
	Entergy Texas Inc.	5.800%	9/1/2053	2,000	1,993
	Entergy Texas Inc.	5.550%	9/15/2054	2,750	2,665
	Essential Utilities Inc.	4.800%	8/15/2027	10,196	10,319
	Essential Utilities Inc.	3.566%	5/1/2029	8,836	8,662
	Essential Utilities Inc.	2.704%	4/15/2030	6,000	5,631
	Essential Utilities Inc.	5.375%	1/15/2034	5,000	5,160
	Essential Utilities Inc.	4.276%	5/1/2049	4,300	3,469
	Essential Utilities Inc.	3.351%	4/15/2050	5,000	3,442
	Evergy Inc.	2.900%	9/15/2029	22,500	21,448
	Evergy Inc.	6.650%	6/1/2055	5,850	5,982
	Evergy Kansas Central Inc.	3.100%	4/1/2027	4,500	4,456
	Evergy Kansas Central Inc.	5.250%	3/15/2035	4,015	4,099
	Evergy Kansas Central Inc.	4.125%	3/1/2042	5,190	4,361
	Evergy Kansas Central Inc.	4.100%	4/1/2043	4,055	3,360
	Evergy Kansas Central Inc.	4.250%	12/1/2045	3,910	3,247
	Evergy Kansas Central Inc.	3.450%	4/15/2050	8,096	5,699
	Evergy Kansas Central Inc.	5.700%	3/15/2053	2,656	2,631
[3]	Evergy Metro Inc.	2.250%	6/1/2030	3,300	3,043
	Evergy Metro Inc.	4.950%	4/15/2033	4,000	4,067
	Evergy Metro Inc.	5.400%	4/1/2034	13,000	13,525
	Evergy Metro Inc.	5.125%	8/15/2035	10,727	10,839
	Evergy Metro Inc.	5.300%	10/1/2041	3,355	3,319
	Evergy Metro Inc.	4.200%	6/15/2047	5,255	4,254
	Evergy Metro Inc.	4.200%	3/15/2048	3,000	2,452
[8]	Evergy Missouri West Inc.	5.650%	6/1/2034	3,250	3,364
	Eversource Energy	5.000%	1/1/2027	6,667	6,724
[3]	Eversource Energy	3.300%	1/15/2028	8,850	8,692
	Eversource Energy	5.450%	3/1/2028	13,200	13,533
[3]	Eversource Energy	4.250%	4/1/2029	10,205	10,182
[3]	Eversource Energy	1.650%	8/15/2030	9,510	8,395
	Eversource Energy	2.550%	3/15/2031	3,500	3,165
	Eversource Energy	5.850%	4/15/2031	16,500	17,419
	Eversource Energy	3.375%	3/1/2032	14,500	13,414
	Eversource Energy	5.125%	5/15/2033	17,500	17,672
	Eversource Energy	5.500%	1/1/2034	12,500	12,858
	Eversource Energy	3.450%	1/15/2050	10,850	7,689
	Exelon Corp.	2.750%	3/15/2027	7,600	7,485
	Exelon Corp.	5.150%	3/15/2028	9,162	9,362
	Exelon Corp.	5.150%	3/15/2029	8,000	8,227
	Exelon Corp.	4.050%	4/15/2030	13,251	13,129
	Exelon Corp.	5.125%	3/15/2031	4,814	4,971
	Exelon Corp.	3.350%	3/15/2032	4,337	4,056
	Exelon Corp.	5.450%	3/15/2034	14,955	15,554
[3]	Exelon Corp.	4.950%	6/15/2035	9,790	9,754
	Exelon Corp.	5.625%	6/15/2035	4,380	4,585
	Exelon Corp.	5.100%	6/15/2045	2,925	2,704
	Exelon Corp.	4.450%	4/15/2046	1,350	1,133
	Exelon Corp.	4.700%	4/15/2050	6,400	5,473
	Exelon Corp.	4.100%	3/15/2052	4,000	3,082
	Exelon Corp.	5.600%	3/15/2053	19,058	18,452
	Exelon Corp.	5.875%	3/15/2055	6,353	6,364
	Exelon Corp.	6.500%	3/15/2055	8,915	9,277
[3]	FirstEnergy Corp.	3.900%	7/15/2027	15,545	15,494
	FirstEnergy Corp.	2.650%	3/1/2030	8,429	7,859
[3]	FirstEnergy Corp.	2.250%	9/1/2030	13,416	12,149
[3]	FirstEnergy Corp.	4.850%	7/15/2047	8,920	7,851
[3]	FirstEnergy Corp.	3.400%	3/1/2050	9,700	6,696
118

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	FirstEnergy Transmission LLC	4.550%	1/15/2030	7,350	7,406
[8]	FirstEnergy Transmission LLC	4.750%	1/15/2033	5,200	5,190
	FirstEnergy Transmission LLC	5.000%	1/15/2035	1,770	1,775
	Florida Power & Light Co.	5.050%	4/1/2028	12,255	12,567
	Florida Power & Light Co.	4.400%	5/15/2028	5,250	5,316
	Florida Power & Light Co.	5.150%	6/15/2029	6,350	6,598
	Florida Power & Light Co.	4.625%	5/15/2030	9,000	9,181
	Florida Power & Light Co.	2.450%	2/3/2032	21,895	19,766
	Florida Power & Light Co.	5.100%	4/1/2033	13,000	13,473
	Florida Power & Light Co.	4.800%	5/15/2033	4,613	4,705
	Florida Power & Light Co.	5.625%	4/1/2034	1,950	2,077
	Florida Power & Light Co.	5.300%	6/15/2034	4,457	4,670
	Florida Power & Light Co.	4.700%	2/15/2036	7,286	7,218
	Florida Power & Light Co.	5.650%	2/1/2037	3,379	3,609
	Florida Power & Light Co.	5.950%	2/1/2038	3,250	3,528
	Florida Power & Light Co.	5.960%	4/1/2039	14,319	15,431
	Florida Power & Light Co.	4.125%	2/1/2042	8,425	7,326
	Florida Power & Light Co.	4.050%	6/1/2042	4,600	3,923
	Florida Power & Light Co.	3.950%	3/1/2048	29,054	23,192
	Florida Power & Light Co.	3.990%	3/1/2049	9,122	7,233
	Florida Power & Light Co.	3.150%	10/1/2049	9,675	6,618
	Florida Power & Light Co.	2.875%	12/4/2051	35,500	22,606
	Florida Power & Light Co.	5.300%	4/1/2053	13,100	12,566
	Florida Power & Light Co.	5.600%	6/15/2054	12,737	12,787
	Florida Power & Light Co.	5.700%	3/15/2055	5,000	5,069
	Florida Power & Light Co.	5.800%	3/15/2065	2,636	2,691
	Florida Power & Light Co.	5.600%	2/15/2066	8,559	8,439
	Georgia Power Co.	5.004%	2/23/2027	8,025	8,132
	Georgia Power Co.	3.250%	3/30/2027	3,500	3,478
	Georgia Power Co.	4.650%	5/16/2028	23,638	24,014
	Georgia Power Co.	4.000%	10/1/2028	6,889	6,914
[3]	Georgia Power Co.	2.650%	9/15/2029	14,000	13,325
	Georgia Power Co.	4.550%	3/15/2030	12,750	12,960
	Georgia Power Co.	4.850%	3/15/2031	8,224	8,437
	Georgia Power Co.	4.950%	5/17/2033	22,968	23,434
	Georgia Power Co.	5.200%	3/15/2035	23,803	24,436
[3]	Georgia Power Co.	4.750%	9/1/2040	3,425	3,251
	Georgia Power Co.	4.300%	3/15/2043	2,555	2,209
[3]	Georgia Power Co.	3.250%	3/15/2051	7,500	5,111
	Georgia Power Co.	5.125%	5/15/2052	7,702	7,176
	Georgia Power Co.	5.500%	10/1/2055	16,250	15,813
	Iberdrola International BV	6.750%	7/15/2036	10,285	11,747
[3]	Idaho Power Co.	5.500%	3/15/2053	7,000	6,831
[3]	Idaho Power Co.	5.800%	4/1/2054	1,050	1,065
[3]	Idaho Power Co.	5.700%	3/15/2055	9,717	9,670
	Indiana Michigan Power Co.	3.850%	5/15/2028	3,000	2,995
	Indiana Michigan Power Co.	6.050%	3/15/2037	4,890	5,330
[3]	Indiana Michigan Power Co.	4.550%	3/15/2046	11,055	9,587
[3]	Indiana Michigan Power Co.	3.750%	7/1/2047	2,268	1,711
	Indiana Michigan Power Co.	3.250%	5/1/2051	5,500	3,654
	Interstate Power & Light Co.	4.100%	9/26/2028	4,570	4,567
	Interstate Power & Light Co.	3.600%	4/1/2029	6,774	6,641
	Interstate Power & Light Co.	2.300%	6/1/2030	8,000	7,342
	Interstate Power & Light Co.	5.700%	10/15/2033	3,000	3,151
	Interstate Power & Light Co.	5.600%	6/29/2035	3,650	3,798
	Interstate Power & Light Co.	6.250%	7/15/2039	3,275	3,499
	Interstate Power & Light Co.	3.700%	9/15/2046	2,925	2,183
	Interstate Power & Light Co.	3.100%	11/30/2051	4,000	2,564
	Interstate Power & Light Co.	5.450%	9/30/2054	3,844	3,638
	IPALCO Enterprises Inc.	4.250%	5/1/2030	4,400	4,309
	IPALCO Enterprises Inc.	5.750%	4/1/2034	10,300	10,507
	ITC Holdings Corp.	3.350%	11/15/2027	6,025	5,957
	ITC Holdings Corp.	5.300%	7/1/2043	4,226	4,075
[8]	Jersey Central Power & Light Co.	4.150%	1/15/2029	5,574	5,568
[8]	Jersey Central Power & Light Co.	4.400%	1/15/2031	3,450	3,438
	Jersey Central Power & Light Co.	5.100%	1/15/2035	2,725	2,758
[8]	Jersey Central Power & Light Co.	5.150%	1/15/2036	3,250	3,285
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/2042	2,397	2,338
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	8,049	7,709
[3]	Kentucky Utilities Co.	5.450%	4/15/2033	3,750	3,931
119

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kentucky Utilities Co.	5.125%	11/1/2040	7,548	7,403
	Kentucky Utilities Co.	4.375%	10/1/2045	6,900	5,832
	Kentucky Utilities Co.	3.300%	6/1/2050	9,000	6,203
	Kentucky Utilities Co.	5.850%	8/15/2055	12,206	12,308
[3]	Louisville Gas & Electric Co.	5.450%	4/15/2033	2,500	2,615
	Louisville Gas & Electric Co.	4.250%	4/1/2049	9,900	8,085
[3]	Louisville Gas & Electric Co.	5.850%	8/15/2055	8,641	8,707
	MidAmerican Energy Co.	3.100%	5/1/2027	3,050	3,020
	MidAmerican Energy Co.	3.650%	4/15/2029	14,300	14,134
	MidAmerican Energy Co.	6.750%	12/30/2031	8,550	9,616
[3]	MidAmerican Energy Co.	5.750%	11/1/2035	2,630	2,802
[3]	MidAmerican Energy Co.	5.800%	10/15/2036	3,250	3,500
	MidAmerican Energy Co.	4.800%	9/15/2043	5,110	4,636
	MidAmerican Energy Co.	4.400%	10/15/2044	2,870	2,472
	MidAmerican Energy Co.	3.950%	8/1/2047	3,199	2,534
	MidAmerican Energy Co.	3.650%	8/1/2048	8,075	6,044
	MidAmerican Energy Co.	4.250%	7/15/2049	3,524	2,885
	MidAmerican Energy Co.	3.150%	4/15/2050	5,000	3,387
	MidAmerican Energy Co.	5.850%	9/15/2054	15,200	15,623
[3]	Mississippi Power Co.	4.250%	3/15/2042	4,117	3,530
[3]	Mississippi Power Co.	3.100%	7/30/2051	900	589
	National Fuel Gas Co.	3.950%	9/15/2027	1,900	1,891
	National Fuel Gas Co.	4.750%	9/1/2028	11,000	11,121
	National Fuel Gas Co.	5.500%	3/15/2030	2,270	2,340
	National Fuel Gas Co.	2.950%	3/1/2031	1,500	1,368
	National Fuel Gas Co.	5.950%	3/15/2035	6,805	7,121
	National Grid plc	5.602%	6/12/2028	11,500	11,873
	National Grid plc	5.809%	6/12/2033	13,623	14,490
	National Grid plc	5.418%	1/11/2034	5,500	5,691
	National Grid USA	5.803%	4/1/2035	2,817	2,952
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/2027	2,150	2,127
[3]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/2027	8,300	8,423
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	8,050	8,085
	National Rural Utilities Cooperative Finance Corp.	3.950%	12/10/2027	6,075	6,098
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	21,725	21,511
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	1,500	1,528
[3]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	8,000	8,042
[3]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	3,500	3,590
	National Rural Utilities Cooperative Finance Corp.	3.900%	11/1/2028	3,000	2,997
[3]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	12,652	12,946
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	9,730	9,610
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/2029	16,775	17,351
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	9,750	10,032
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	4,700	4,385
	National Rural Utilities Cooperative Finance Corp.	4.300%	12/10/2030	4,645	4,654
[3]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/2031	5,000	5,165
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/2031	4,000	3,454
[3]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/2031	3,500	3,044
[3]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	1,513	1,785
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/2032	3,290	2,974
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/2032	6,552	6,363
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/2032	4,909	4,805
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/2033	12,000	12,884
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/2034	2,000	2,036
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/2048	2,976	2,508
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	8,365	7,015
[3]	Nevada Power Co.	5.900%	5/1/2053	2,000	2,006
	Nevada Power Co.	6.000%	3/15/2054	11,000	11,255
	Nevada Power Co.	6.250%	5/15/2055	1,200	1,211
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	1,700	1,664
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	22,595	22,468
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	2,283	2,309
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	8,828	8,932
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	10,250	10,441
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	9,450	9,628
	NextEra Energy Capital Holdings Inc.	4.900%	3/15/2029	10,100	10,354
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	13,469	13,211
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	10,335	9,847
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/2030	4,750	4,897
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	13,500	13,934
120

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	43,021	39,570
	NextEra Energy Capital Holdings Inc.	5.300%	3/15/2032	9,350	9,745
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/2032	2,273	2,328
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/2033	28,148	28,816
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/2034	2,500	2,565
	NextEra Energy Capital Holdings Inc.	5.450%	3/15/2035	34,300	35,490
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	3,150	2,930
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	14,750	14,240
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/2054	23,214	24,753
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	12,400	12,881
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	21,850	22,113
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	3,000	3,097
[3]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	1,100	1,111
	NiSource Inc.	3.490%	5/15/2027	10,500	10,435
	NiSource Inc.	5.250%	3/30/2028	17,760	18,215
	NiSource Inc.	5.200%	7/1/2029	5,200	5,360
	NiSource Inc.	2.950%	9/1/2029	16,020	15,368
	NiSource Inc.	3.600%	5/1/2030	7,173	6,972
	NiSource Inc.	1.700%	2/15/2031	11,585	10,165
	NiSource Inc.	5.400%	6/30/2033	5,000	5,186
	NiSource Inc.	5.350%	4/1/2034	15,500	15,980
	NiSource Inc.	5.350%	7/15/2035	11,900	12,174
	NiSource Inc.	5.950%	6/15/2041	10,121	10,457
	NiSource Inc.	5.250%	2/15/2043	4,120	3,951
	NiSource Inc.	4.375%	5/15/2047	17,888	14,829
	NiSource Inc.	3.950%	3/30/2048	1,045	814
	NiSource Inc.	5.000%	6/15/2052	10,242	9,072
	NiSource Inc.	6.375%	3/31/2055	6,250	6,474
	NiSource Inc.	5.850%	4/1/2055	33,130	32,996
	NiSource Inc.	5.750%	7/15/2056	4,150	4,182
	Northern States Power Co.	2.250%	4/1/2031	4,000	3,633
	Northern States Power Co.	5.050%	5/15/2035	2,800	2,855
	Northern States Power Co.	6.250%	6/1/2036	840	926
	Northern States Power Co.	6.200%	7/1/2037	2,705	2,972
	Northern States Power Co.	5.350%	11/1/2039	3,295	3,342
	Northern States Power Co.	3.600%	9/15/2047	1,000	751
	Northern States Power Co.	2.900%	3/1/2050	2,305	1,510
	Northern States Power Co.	2.600%	6/1/2051	3,300	2,017
	Northern States Power Co.	3.200%	4/1/2052	4,000	2,729
	Northern States Power Co.	4.500%	6/1/2052	10,000	8,487
	Northern States Power Co.	5.100%	5/15/2053	3,900	3,618
	Northern States Power Co.	5.400%	3/15/2054	9,100	8,814
	Northern States Power Co.	5.650%	6/15/2054	10,000	10,074
	Northern States Power Co.	5.650%	5/15/2055	38,025	38,157
	Northwest Natural Holding Co.	7.000%	9/15/2055	4,075	4,237
	NorthWestern Corp.	4.176%	11/15/2044	6,425	5,302
	NSTAR Electric Co.	3.200%	5/15/2027	6,000	5,945
	NSTAR Electric Co.	3.250%	5/15/2029	1,430	1,389
	NSTAR Electric Co.	4.850%	3/1/2030	8,260	8,440
	NSTAR Electric Co.	5.400%	6/1/2034	8,000	8,290
	NSTAR Electric Co.	5.200%	3/1/2035	6,029	6,153
	NSTAR Electric Co.	5.500%	3/15/2040	1,005	1,015
	NSTAR Electric Co.	4.550%	6/1/2052	5,000	4,230
	NSTAR Electric Co.	4.950%	9/15/2052	1,936	1,745
	Oglethorpe Power Corp.	5.375%	11/1/2040	9,720	9,610
	Oglethorpe Power Corp.	4.500%	4/1/2047	2,290	1,914
	Oglethorpe Power Corp.	5.050%	10/1/2048	4,045	3,604
	Oglethorpe Power Corp.	5.250%	9/1/2050	2,355	2,124
	Oglethorpe Power Corp.	6.200%	12/1/2053	8,950	9,192
	Oglethorpe Power Corp.	5.800%	6/1/2054	7,500	7,317
	Oglethorpe Power Corp.	5.900%	2/1/2055	6,200	6,130
	Ohio Edison Co.	6.875%	7/15/2036	4,180	4,774
[3]	Ohio Power Co.	1.625%	1/15/2031	5,000	4,388
	Ohio Power Co.	5.000%	6/1/2033	8,500	8,624
	Ohio Power Co.	5.650%	6/1/2034	8,500	8,869
	Ohio Power Co.	4.150%	4/1/2048	3,800	2,999
	Ohio Power Co.	4.000%	6/1/2049	5,178	3,981
[3]	Ohio Power Co.	2.900%	10/1/2051	4,984	3,068
	Oklahoma Gas & Electric Co.	3.800%	8/15/2028	3,500	3,487
	Oklahoma Gas & Electric Co.	3.300%	3/15/2030	3,936	3,794
121

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oklahoma Gas & Electric Co.	3.250%	4/1/2030	2,000	1,919
	Oklahoma Gas & Electric Co.	5.400%	1/15/2033	4,666	4,886
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	2,215	1,789
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	3,975	3,087
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	11,800	11,565
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	1,651	1,665
[8]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	3,055	3,079
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	8,500	8,568
	Oncor Electric Delivery Co. LLC	3.700%	11/15/2028	4,000	3,973
	Oncor Electric Delivery Co. LLC	5.750%	3/15/2029	2,610	2,729
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	7,300	7,419
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	7,330	6,908
	Oncor Electric Delivery Co. LLC	7.000%	5/1/2032	3,820	4,313
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	600	587
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	4,596	4,594
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	8,165	8,679
[8]	Oncor Electric Delivery Co. LLC	5.350%	4/1/2035	2,702	2,787
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	3,500	3,462
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	2,725	2,466
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	8,721	8,483
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	2,393	1,868
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	4,185	3,354
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	10,530	7,944
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	6,864	5,039
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	9,685	5,773
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	10,055	8,950
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	4,358	4,124
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	13,405	13,012
[8]	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	18,703	18,809
	ONE Gas Inc.	5.100%	4/1/2029	11,500	11,841
	ONE Gas Inc.	2.000%	5/15/2030	2,500	2,286
	ONE Gas Inc.	4.658%	2/1/2044	7,382	6,546
	ONE Gas Inc.	4.500%	11/1/2048	3,000	2,555
	Pacific Gas & Electric Co.	3.300%	3/15/2027	10,000	9,889
	Pacific Gas & Electric Co.	5.450%	6/15/2027	4,109	4,179
	Pacific Gas & Electric Co.	2.100%	8/1/2027	10,000	9,695
	Pacific Gas & Electric Co.	3.300%	12/1/2027	20,800	20,461
	Pacific Gas & Electric Co.	5.000%	6/4/2028	1,543	1,570
	Pacific Gas & Electric Co.	3.000%	6/15/2028	4,000	3,880
	Pacific Gas & Electric Co.	3.750%	7/1/2028	17,500	17,268
	Pacific Gas & Electric Co.	6.100%	1/15/2029	37,908	39,673
	Pacific Gas & Electric Co.	5.550%	5/15/2029	8,000	8,257
	Pacific Gas & Electric Co.	4.550%	7/1/2030	29,000	28,881
	Pacific Gas & Electric Co.	2.500%	2/1/2031	38,516	34,661
	Pacific Gas & Electric Co.	3.250%	6/1/2031	9,367	8,719
	Pacific Gas & Electric Co.	4.400%	3/1/2032	1,000	976
	Pacific Gas & Electric Co.	5.900%	6/15/2032	6,700	7,018
	Pacific Gas & Electric Co.	5.050%	10/15/2032	5,650	5,684
	Pacific Gas & Electric Co.	6.150%	1/15/2033	7,500	7,959
	Pacific Gas & Electric Co.	6.400%	6/15/2033	12,960	13,981
	Pacific Gas & Electric Co.	6.950%	3/15/2034	18,204	20,259
	Pacific Gas & Electric Co.	5.800%	5/15/2034	12,245	12,728
	Pacific Gas & Electric Co.	4.500%	7/1/2040	42,131	36,718
	Pacific Gas & Electric Co.	3.300%	8/1/2040	14,674	11,118
	Pacific Gas & Electric Co.	4.200%	6/1/2041	6,000	4,992
	Pacific Gas & Electric Co.	4.600%	6/15/2043	3,000	2,503
	Pacific Gas & Electric Co.	4.300%	3/15/2045	7,000	5,554
	Pacific Gas & Electric Co.	4.250%	3/15/2046	5,000	3,909
	Pacific Gas & Electric Co.	3.950%	12/1/2047	11,300	8,400
	Pacific Gas & Electric Co.	4.950%	7/1/2050	43,227	36,549
	Pacific Gas & Electric Co.	3.500%	8/1/2050	14,151	9,549
	Pacific Gas & Electric Co.	5.250%	3/1/2052	14,500	12,639
	Pacific Gas & Electric Co.	6.750%	1/15/2053	20,901	22,222
	Pacific Gas & Electric Co.	6.700%	4/1/2053	5,195	5,490
	Pacific Gas & Electric Co.	5.900%	10/1/2054	7,700	7,377
	Pacific Gas & Electric Co.	6.150%	3/1/2055	8,341	8,263
	Pacific Gas & Electric Co.	6.100%	10/15/2055	3,175	3,118
	PacifiCorp	5.100%	2/15/2029	10,000	10,210
	PacifiCorp	3.500%	6/15/2029	15,000	14,570
	PacifiCorp	2.700%	9/15/2030	7,473	6,866
122

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PacifiCorp	5.300%	2/15/2031	9,842	10,130
	PacifiCorp	5.450%	2/15/2034	1,100	1,116
	PacifiCorp	6.250%	10/15/2037	8,700	9,080
	PacifiCorp	4.125%	1/15/2049	14,900	11,097
	PacifiCorp	4.150%	2/15/2050	9,000	6,655
	PacifiCorp	3.300%	3/15/2051	14,089	8,989
	PacifiCorp	2.900%	6/15/2052	1,700	996
	PacifiCorp	5.350%	12/1/2053	16,189	14,170
	PacifiCorp	5.500%	5/15/2054	545	487
	PacifiCorp	5.800%	1/15/2055	23,475	21,876
	PECO Energy Co.	4.900%	6/15/2033	1,612	1,647
	PECO Energy Co.	4.875%	9/15/2035	4,675	4,716
	PECO Energy Co.	5.950%	10/1/2036	2,500	2,705
	PECO Energy Co.	4.150%	10/1/2044	2,732	2,282
	PECO Energy Co.	3.700%	9/15/2047	2,000	1,526
	PECO Energy Co.	3.000%	9/15/2049	3,740	2,450
	PECO Energy Co.	2.800%	6/15/2050	10,900	6,817
	PECO Energy Co.	3.050%	3/15/2051	4,000	2,598
	PECO Energy Co.	2.850%	9/15/2051	4,325	2,684
	PECO Energy Co.	4.600%	5/15/2052	13,000	11,043
	PECO Energy Co.	4.375%	8/15/2052	2,955	2,436
	PECO Energy Co.	5.250%	9/15/2054	16,023	15,150
	PECO Energy Co.	5.650%	9/15/2055	11,400	11,363
[3]	PG&E Energy Recovery Funding LLC	1.460%	7/15/2031	2,169	2,016
[3]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2036	6,760	5,632
[3]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2046	5,025	3,667
[3]	PG&E Recovery Funding LLC	5.045%	7/15/2032	768	779
[3]	PG&E Recovery Funding LLC	4.838%	6/1/2033	6,162	6,261
[3]	PG&E Recovery Funding LLC	5.256%	1/15/2038	15,970	16,353
[3]	PG&E Recovery Funding LLC	5.231%	6/1/2042	6,100	6,198
[3]	PG&E Recovery Funding LLC	5.536%	7/15/2047	4,970	4,998
[3]	PG&E Recovery Funding LLC	5.529%	6/1/2049	11,000	11,005
[3]	PG&E Wildfire Recovery Funding LLC	3.594%	6/1/2030	6,679	6,612
[3]	PG&E Wildfire Recovery Funding LLC	4.022%	6/1/2031	1,869	1,867
[3]	PG&E Wildfire Recovery Funding LLC	4.263%	6/1/2036	2,800	2,725
[3]	PG&E Wildfire Recovery Funding LLC	4.722%	6/1/2037	4,275	4,240
[3]	PG&E Wildfire Recovery Funding LLC	5.081%	6/1/2041	5,305	5,272
[3]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2047	12,725	11,289
[3]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2047	12,025	11,637
[3]	PG&E Wildfire Recovery Funding LLC	4.674%	12/1/2051	2,850	2,495
[3]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2052	3,850	3,585
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	1,339	1,309
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/2031	3,700	3,373
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/2033	9,890	10,281
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/2035	10,800	10,972
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	1,225	1,091
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	6,223	4,643
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	3,848	3,439
	Pinnacle West Capital Corp.	4.900%	5/15/2028	2,400	2,444
	Pinnacle West Capital Corp.	5.150%	5/15/2030	2,215	2,282
	Potomac Electric Power Co.	5.200%	3/15/2034	2,100	2,157
	Potomac Electric Power Co.	6.500%	11/15/2037	4,118	4,621
	Potomac Electric Power Co.	4.150%	3/15/2043	6,390	5,396
	Potomac Electric Power Co.	5.500%	3/15/2054	2,800	2,702
	PPL Electric Utilities Corp.	5.000%	5/15/2033	10,000	10,243
	PPL Electric Utilities Corp.	4.850%	2/15/2034	7,870	7,958
	PPL Electric Utilities Corp.	6.250%	5/15/2039	8,775	9,617
	PPL Electric Utilities Corp.	4.125%	6/15/2044	7,825	6,545
	PPL Electric Utilities Corp.	4.150%	10/1/2045	4,030	3,375
	PPL Electric Utilities Corp.	4.150%	6/15/2048	2,795	2,298
	PPL Electric Utilities Corp.	3.000%	10/1/2049	5,000	3,319
	PPL Electric Utilities Corp.	5.550%	8/15/2055	4,673	4,645
	Progress Energy Inc.	6.000%	12/1/2039	4,007	4,238
	Public Service Co. of Colorado	3.700%	6/15/2028	4,245	4,225
[3]	Public Service Co. of Colorado	1.900%	1/15/2031	3,500	3,113
	Public Service Co. of Colorado	1.875%	6/15/2031	11,694	10,290
[3]	Public Service Co. of Colorado	4.100%	6/1/2032	5,500	5,388
	Public Service Co. of Colorado	5.350%	5/15/2034	27,000	27,783
	Public Service Co. of Colorado	5.150%	9/15/2035	13,307	13,484
	Public Service Co. of Colorado	3.600%	9/15/2042	1,291	1,015
123

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Public Service Co. of Colorado	4.300%	3/15/2044	3,475	2,942
	Public Service Co. of Colorado	3.800%	6/15/2047	3,100	2,370
	Public Service Co. of Colorado	4.100%	6/15/2048	3,695	2,933
	Public Service Co. of Colorado	4.050%	9/15/2049	5,534	4,324
[3]	Public Service Co. of Colorado	3.200%	3/1/2050	10,200	6,929
[3]	Public Service Co. of Colorado	4.500%	6/1/2052	4,000	3,333
	Public Service Co. of Colorado	5.250%	4/1/2053	8,862	8,246
	Public Service Co. of Colorado	5.750%	5/15/2054	17,000	17,009
	Public Service Co. of Colorado	5.850%	5/15/2055	12,600	12,783
	Public Service Co. of New Hampshire	5.350%	10/1/2033	5,471	5,708
	Public Service Co. of New Hampshire	3.600%	7/1/2049	2,900	2,126
	Public Service Co. of New Hampshire	5.150%	1/15/2053	4,800	4,438
	Public Service Co. of Oklahoma	5.250%	1/15/2033	5,000	5,132
	Public Service Co. of Oklahoma	5.200%	1/15/2035	14,300	14,461
	Public Service Co. of Oklahoma	5.450%	1/15/2036	17,900	18,360
[3]	Public Service Electric & Gas Co.	3.000%	5/15/2027	3,000	2,968
[3]	Public Service Electric & Gas Co.	3.200%	5/15/2029	7,230	7,045
[3]	Public Service Electric & Gas Co.	2.450%	1/15/2030	2,500	2,349
[3]	Public Service Electric & Gas Co.	3.100%	3/15/2032	5,000	4,637
[3]	Public Service Electric & Gas Co.	4.900%	12/15/2032	10,700	10,937
[3]	Public Service Electric & Gas Co.	4.650%	3/15/2033	5,000	5,026
[3]	Public Service Electric & Gas Co.	5.200%	3/1/2034	7,500	7,725
	Public Service Electric & Gas Co.	4.850%	8/1/2034	9,275	9,355
[3]	Public Service Electric & Gas Co.	5.050%	3/1/2035	2,702	2,760
	Public Service Electric & Gas Co.	4.900%	8/15/2035	10,217	10,282
[3]	Public Service Electric & Gas Co.	5.800%	5/1/2037	875	942
[3]	Public Service Electric & Gas Co.	3.950%	5/1/2042	4,295	3,621
[3]	Public Service Electric & Gas Co.	3.650%	9/1/2042	650	520
[3]	Public Service Electric & Gas Co.	3.800%	3/1/2046	9,100	7,173
[3]	Public Service Electric & Gas Co.	3.600%	12/1/2047	3,075	2,303
[3]	Public Service Electric & Gas Co.	3.850%	5/1/2049	6,500	5,007
[3]	Public Service Electric & Gas Co.	3.150%	1/1/2050	4,300	2,921
[3]	Public Service Electric & Gas Co.	2.700%	5/1/2050	6,683	4,142
[3]	Public Service Electric & Gas Co.	2.050%	8/1/2050	5,000	2,701
[3]	Public Service Electric & Gas Co.	3.000%	3/1/2051	5,500	3,599
[3]	Public Service Electric & Gas Co.	5.125%	3/15/2053	866	809
	Public Service Electric & Gas Co.	5.450%	8/1/2053	12,083	11,806
[3]	Public Service Electric & Gas Co.	5.450%	3/1/2054	16,750	16,397
	Public Service Electric & Gas Co.	5.300%	8/1/2054	6,268	5,990
[3]	Public Service Electric & Gas Co.	5.500%	3/1/2055	12,988	12,749
	Public Service Enterprise Group Inc.	5.850%	11/15/2027	5,000	5,156
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	5,000	5,222
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	18,700	19,229
	Public Service Enterprise Group Inc.	1.600%	8/15/2030	20,364	18,054
	Public Service Enterprise Group Inc.	6.125%	10/15/2033	15,000	16,148
	Puget Energy Inc.	2.379%	6/15/2028	2,899	2,774
	Puget Energy Inc.	4.100%	6/15/2030	5,200	5,092
	Puget Energy Inc.	4.224%	3/15/2032	5,600	5,367
	Puget Energy Inc.	5.725%	3/15/2035	7,625	7,822
	Puget Sound Energy Inc.	5.330%	6/15/2034	2,100	2,163
	Puget Sound Energy Inc.	6.274%	3/15/2037	3,840	4,194
	Puget Sound Energy Inc.	5.757%	10/1/2039	13,540	14,118
	Puget Sound Energy Inc.	5.795%	3/15/2040	1,510	1,562
	Puget Sound Energy Inc.	4.300%	5/20/2045	6,005	4,987
	Puget Sound Energy Inc.	4.223%	6/15/2048	10,225	8,316
	Puget Sound Energy Inc.	3.250%	9/15/2049	3,894	2,638
	Puget Sound Energy Inc.	5.448%	6/1/2053	661	636
	Puget Sound Energy Inc.	5.685%	6/15/2054	4,300	4,265
	Puget Sound Energy Inc.	5.598%	9/15/2055	3,536	3,440
	San Diego Gas & Electric Co.	4.950%	8/15/2028	4,000	4,101
[3]	San Diego Gas & Electric Co.	1.700%	10/1/2030	4,514	4,029
[3]	San Diego Gas & Electric Co.	3.000%	3/15/2032	5,401	4,963
	San Diego Gas & Electric Co.	5.400%	4/15/2035	4,089	4,236
	San Diego Gas & Electric Co.	6.000%	6/1/2039	4,461	4,763
	San Diego Gas & Electric Co.	4.500%	8/15/2040	16,140	14,674
[3]	San Diego Gas & Electric Co.	3.750%	6/1/2047	5,750	4,381
	San Diego Gas & Electric Co.	4.150%	5/15/2048	5,100	4,097
[3]	San Diego Gas & Electric Co.	3.320%	4/15/2050	8,675	5,982
[3]	San Diego Gas & Electric Co.	2.950%	8/15/2051	5,000	3,176
	San Diego Gas & Electric Co.	3.700%	3/15/2052	10,000	7,264
124

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego Gas & Electric Co.	5.350%	4/1/2053	3,300	3,119
	San Diego Gas & Electric Co.	5.550%	4/15/2054	12,300	11,962
[3]	SCE Recovery Funding LLC	4.697%	6/15/2040	3,803	3,802
[3]	SCE Recovery Funding LLC	2.943%	11/15/2042	2,475	2,084
	SCE Recovery Funding LLC	5.341%	3/15/2045	11,500	11,524
[3]	SCE Recovery Funding LLC	3.240%	11/15/2046	1,600	1,162
[3]	SCE Recovery Funding LLC	5.112%	12/15/2047	3,475	3,309
	Sempra	3.250%	6/15/2027	7,595	7,510
	Sempra	3.400%	2/1/2028	14,958	14,737
	Sempra	3.700%	4/1/2029	7,348	7,232
	Sempra	5.500%	8/1/2033	10,285	10,753
	Sempra	3.800%	2/1/2038	12,452	10,695
	Sempra	6.000%	10/15/2039	8,125	8,465
	Sempra	4.000%	2/1/2048	7,570	5,780
	Sempra	4.125%	4/1/2052	8,350	8,198
	Sempra	6.400%	10/1/2054	10,750	10,924
	Sempra	6.875%	10/1/2054	15,800	16,236
	Sempra	6.550%	4/1/2055	4,750	4,846
	Sempra	6.625%	4/1/2055	6,500	6,569
	Sempra	6.375%	4/1/2056	4,210	4,302
	Sierra Pacific Power Co.	5.900%	3/15/2054	5,000	5,005
	Sierra Pacific Power Co.	6.200%	12/15/2055	5,600	5,568
	Southern California Edison Co.	4.875%	2/1/2027	9,289	9,350
[3]	Southern California Edison Co.	4.700%	6/1/2027	8,000	8,062
	Southern California Edison Co.	5.850%	11/1/2027	3,000	3,085
[3]	Southern California Edison Co.	3.650%	3/1/2028	6,875	6,791
	Southern California Edison Co.	5.650%	10/1/2028	6,000	6,211
[3]	Southern California Edison Co.	4.200%	3/1/2029	8,000	7,943
	Southern California Edison Co.	6.650%	4/1/2029	850	891
	Southern California Edison Co.	5.150%	6/1/2029	10,000	10,224
	Southern California Edison Co.	2.850%	8/1/2029	10,405	9,862
	Southern California Edison Co.	2.250%	6/1/2030	7,000	6,353
[3]	Southern California Edison Co.	2.500%	6/1/2031	5,275	4,731
	Southern California Edison Co.	5.450%	6/1/2031	5,000	5,174
	Southern California Edison Co.	2.750%	2/1/2032	6,500	5,783
	Southern California Edison Co.	5.950%	11/1/2032	17,465	18,497
	Southern California Edison Co.	6.000%	1/15/2034	5,655	5,936
	Southern California Edison Co.	5.200%	6/1/2034	25,557	25,685
[3]	Southern California Edison Co.	5.750%	4/1/2035	8,741	9,039
[3]	Southern California Edison Co.	5.350%	7/15/2035	4,085	4,108
	Southern California Edison Co.	5.625%	2/1/2036	5,445	5,508
[3]	Southern California Edison Co.	5.550%	1/15/2037	5,000	4,997
[3]	Southern California Edison Co.	5.950%	2/1/2038	2,800	2,860
	Southern California Edison Co.	6.050%	3/15/2039	1,460	1,493
	Southern California Edison Co.	5.500%	3/15/2040	7,472	7,297
	Southern California Edison Co.	4.500%	9/1/2040	8,882	7,771
	Southern California Edison Co.	4.050%	3/15/2042	12,496	9,942
	Southern California Edison Co.	4.650%	10/1/2043	12,216	10,381
[3]	Southern California Edison Co.	3.600%	2/1/2045	2,650	1,905
	Southern California Edison Co.	4.000%	4/1/2047	4,531	3,402
[3]	Southern California Edison Co.	4.125%	3/1/2048	8,370	6,350
[3]	Southern California Edison Co.	4.875%	3/1/2049	8,397	7,039
	Southern California Edison Co.	3.650%	2/1/2050	17,452	12,176
[3]	Southern California Edison Co.	2.950%	2/1/2051	2,000	1,221
[3]	Southern California Edison Co.	3.650%	6/1/2051	5,300	3,622
	Southern California Edison Co.	3.450%	2/1/2052	5,300	3,519
[3]	Southern California Edison Co.	5.450%	6/1/2052	10,700	9,617
	Southern California Edison Co.	5.700%	3/1/2053	15,905	14,762
	Southern California Edison Co.	5.750%	4/15/2054	10,125	9,483
	Southern California Edison Co.	5.900%	3/1/2055	7,325	7,053
	Southern California Gas Co.	2.950%	4/15/2027	8,000	7,913
[3]	Southern California Gas Co.	2.550%	2/1/2030	10,020	9,444
	Southern California Gas Co.	5.200%	6/1/2033	5,000	5,158
	Southern California Gas Co.	5.050%	9/1/2034	6,000	6,099
	Southern California Gas Co.	5.450%	6/15/2035	2,800	2,915
	Southern California Gas Co.	3.750%	9/15/2042	4,075	3,257
[3]	Southern California Gas Co.	4.125%	6/1/2048	5,800	4,626
[3]	Southern California Gas Co.	4.300%	1/15/2049	1,000	816
[3]	Southern California Gas Co.	3.950%	2/15/2050	4,500	3,455
	Southern California Gas Co.	6.350%	11/15/2052	5,100	5,514
125

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Gas Co.	5.750%	6/1/2053	7,400	7,357
	Southern California Gas Co.	5.600%	4/1/2054	2,805	2,749
	Southern California Gas Co.	6.000%	6/15/2055	13,500	13,860
	Southern Co.	5.113%	8/1/2027	15,050	15,289
[3]	Southern Co.	1.750%	3/15/2028	5,000	4,762
	Southern Co.	4.850%	6/15/2028	17,020	17,325
	Southern Co.	5.500%	3/15/2029	23,000	23,886
[3]	Southern Co.	3.700%	4/30/2030	14,200	13,862
	Southern Co.	5.700%	10/15/2032	5,050	5,351
	Southern Co.	5.200%	6/15/2033	23,847	24,504
	Southern Co.	4.850%	3/15/2035	25,350	25,046
	Southern Co.	4.250%	7/1/2036	26,245	24,566
	Southern Co.	4.400%	7/1/2046	27,094	22,864
[3]	Southern Co.	6.375%	3/15/2055	20,990	21,878
[3]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	1,591	1,592
[3]	Southern Co. Gas Capital Corp.	1.750%	1/15/2031	12,076	10,686
	Southern Co. Gas Capital Corp.	5.150%	9/15/2032	10,854	11,147
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	7,750	8,218
	Southern Co. Gas Capital Corp.	4.950%	9/15/2034	4,900	4,917
[3]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	12,857	12,955
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	6,325	6,536
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	1,500	1,284
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	3,275	2,566
	Southern Co. Gas Capital Corp.	4.400%	5/30/2047	13,495	11,234
[3]	Southern Power Co.	4.250%	10/1/2030	2,289	2,285
[3]	Southern Power Co.	4.900%	10/1/2035	2,370	2,345
	Southern Power Co.	5.150%	9/15/2041	3,860	3,716
	Southern Power Co.	5.250%	7/15/2043	2,635	2,512
[3]	Southern Power Co.	4.950%	12/15/2046	3,965	3,538
	Southwest Gas Corp.	5.800%	12/1/2027	2,000	2,060
	Southwest Gas Corp.	3.700%	4/1/2028	2,500	2,478
	Southwest Gas Corp.	2.200%	6/15/2030	7,250	6,589
	Southwest Gas Corp.	4.050%	3/15/2032	6,000	5,788
	Southwest Gas Corp.	3.800%	9/29/2046	2,600	1,972
	Southwest Gas Corp.	4.150%	6/1/2049	2,300	1,806
[3]	Southwestern Electric Power Co.	4.100%	9/15/2028	8,702	8,699
	Southwestern Electric Power Co.	5.300%	4/1/2033	9,500	9,751
	Southwestern Electric Power Co.	6.200%	3/15/2040	5,475	5,814
[3]	Southwestern Electric Power Co.	3.900%	4/1/2045	6,491	5,027
	Southwestern Electric Power Co.	3.250%	11/1/2051	12,720	8,375
	Southwestern Public Service Co.	5.300%	5/15/2035	7,975	8,146
	Southwestern Public Service Co.	4.500%	8/15/2041	4,164	3,706
	Southwestern Public Service Co.	3.400%	8/15/2046	8,460	5,985
	Southwestern Public Service Co.	3.700%	8/15/2047	7,200	5,400
[3]	Southwestern Public Service Co.	4.400%	11/15/2048	1,422	1,185
	Southwestern Public Service Co.	3.750%	6/15/2049	7,525	5,559
[3]	Southwestern Public Service Co.	3.150%	5/1/2050	9,750	6,431
	Southwestern Public Service Co.	6.000%	6/1/2054	1,928	1,972
	Spire Inc.	6.250%	6/1/2056	6,121	6,077
	Spire Inc.	6.450%	6/1/2056	3,625	3,623
	Spire Missouri Inc.	4.800%	2/15/2033	3,000	3,017
[3]	Spire Missouri Inc.	5.150%	8/15/2034	1,200	1,230
	System Energy Resources Inc.	5.300%	12/15/2034	4,300	4,348
	Tampa Electric Co.	4.900%	3/1/2029	2,500	2,553
	Tampa Electric Co.	2.400%	3/15/2031	4,500	4,100
	Tampa Electric Co.	5.150%	3/1/2035	2,876	2,915
	Tampa Electric Co.	4.350%	5/15/2044	796	676
	Tampa Electric Co.	4.300%	6/15/2048	14,065	11,633
	Tampa Electric Co.	3.625%	6/15/2050	9,373	6,835
	Tampa Electric Co.	5.000%	7/15/2052	5,000	4,534
	Toledo Edison Co.	6.150%	5/15/2037	2,769	3,011
	Tucson Electric Power Co.	1.500%	8/1/2030	2,500	2,224
	Tucson Electric Power Co.	3.250%	5/15/2032	3,000	2,795
	Tucson Electric Power Co.	5.200%	9/15/2034	3,500	3,581
	Tucson Electric Power Co.	4.000%	6/15/2050	8,050	6,143
	Tucson Electric Power Co.	5.500%	4/15/2053	4,750	4,562
	Tucson Electric Power Co.	5.900%	4/15/2055	3,636	3,701
	Union Electric Co.	2.950%	6/15/2027	17,194	17,017
	Union Electric Co.	3.500%	3/15/2029	10,132	9,953
	Union Electric Co.	2.950%	3/15/2030	4,525	4,310
126

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Union Electric Co.	2.150%	3/15/2032	5,600	4,916
	Union Electric Co.	5.200%	4/1/2034	16,123	16,607
	Union Electric Co.	5.250%	4/15/2035	6,503	6,695
	Union Electric Co.	5.300%	8/1/2037	3,882	3,954
	Union Electric Co.	8.450%	3/15/2039	2,365	3,059
	Union Electric Co.	3.650%	4/15/2045	3,625	2,810
	Union Electric Co.	4.000%	4/1/2048	8,130	6,457
	Union Electric Co.	3.250%	10/1/2049	4,840	3,305
	Union Electric Co.	2.625%	3/15/2051	9,000	5,419
	Union Electric Co.	3.900%	4/1/2052	10,200	7,784
	Union Electric Co.	5.450%	3/15/2053	5,500	5,308
	Union Electric Co.	5.125%	3/15/2055	2,500	2,290
	United Utilities plc	6.875%	8/15/2028	9,302	9,904
[3]	Virginia Electric & Power Co.	3.500%	3/15/2027	6,850	6,819
[3]	Virginia Electric & Power Co.	3.800%	4/1/2028	11,552	11,508
[3]	Virginia Electric & Power Co.	2.875%	7/15/2029	10,882	10,438
	Virginia Electric & Power Co.	2.300%	11/15/2031	22,550	20,055
	Virginia Electric & Power Co.	2.400%	3/30/2032	6,650	5,912
	Virginia Electric & Power Co.	5.000%	4/1/2033	10,750	11,005
	Virginia Electric & Power Co.	5.300%	8/15/2033	5,500	5,707
	Virginia Electric & Power Co.	5.050%	8/15/2034	3,750	3,800
	Virginia Electric & Power Co.	5.150%	3/15/2035	5,800	5,904
[3]	Virginia Electric & Power Co.	4.900%	9/15/2035	10,588	10,544
[3]	Virginia Electric & Power Co.	6.000%	5/15/2037	6,835	7,346
	Virginia Electric & Power Co.	6.350%	11/30/2037	4,150	4,557
	Virginia Electric & Power Co.	8.875%	11/15/2038	1,520	2,030
	Virginia Electric & Power Co.	4.000%	1/15/2043	10,462	8,567
[3]	Virginia Electric & Power Co.	4.650%	8/15/2043	6,005	5,385
	Virginia Electric & Power Co.	4.450%	2/15/2044	7,656	6,615
[3]	Virginia Electric & Power Co.	4.200%	5/15/2045	11,374	9,415
[3]	Virginia Electric & Power Co.	4.000%	11/15/2046	9,685	7,693
[3]	Virginia Electric & Power Co.	3.800%	9/15/2047	7,604	5,821
	Virginia Electric & Power Co.	4.600%	12/1/2048	10,700	9,163
	Virginia Electric & Power Co.	3.300%	12/1/2049	2,406	1,657
	Virginia Electric & Power Co.	2.450%	12/15/2050	8,052	4,623
	Virginia Electric & Power Co.	2.950%	11/15/2051	14,625	9,207
[3]	Virginia Electric & Power Co.	4.625%	5/15/2052	3,650	3,071
	Virginia Electric & Power Co.	5.450%	4/1/2053	16,740	15,944
	Virginia Electric & Power Co.	5.700%	8/15/2053	20,000	19,691
	Virginia Electric & Power Co.	5.550%	8/15/2054	11,175	10,838
	Virginia Electric & Power Co.	5.650%	3/15/2055	15,800	15,471
[3]	Virginia Electric & Power Co.	5.600%	9/15/2055	8,817	8,566
[3]	Virginia Power Fuel Securitization LLC	5.088%	5/1/2027	1,070	1,077
[3]	Virginia Power Fuel Securitization LLC	4.877%	5/1/2031	8,875	9,083
[3]	Washington Gas Light Co.	3.796%	9/15/2046	3,550	2,755
[3]	Washington Gas Light Co.	3.650%	9/15/2049	4,000	2,914
	WEC Energy Group Inc.	5.150%	10/1/2027	2,000	2,040
	WEC Energy Group Inc.	1.375%	10/15/2027	11,500	10,997
	WEC Energy Group Inc.	4.750%	1/15/2028	4,500	4,568
	WEC Energy Group Inc.	5.625%	5/15/2056	3,638	3,661
	Wisconsin Electric Power Co.	3.950%	3/1/2029	2,075	2,075
	Wisconsin Electric Power Co.	5.000%	5/15/2029	6,400	6,597
	Wisconsin Electric Power Co.	4.150%	10/15/2030	4,605	4,601
	Wisconsin Electric Power Co.	4.750%	9/30/2032	10,997	11,203
	Wisconsin Electric Power Co.	4.600%	10/1/2034	1,825	1,808
	Wisconsin Electric Power Co.	4.300%	10/15/2048	10,325	8,529
	Wisconsin Electric Power Co.	5.050%	10/1/2054	4,025	3,700
	Wisconsin Power & Light Co.	3.050%	10/15/2027	2,300	2,265
	Wisconsin Power & Light Co.	3.000%	7/1/2029	4,471	4,300
	Wisconsin Power & Light Co.	4.950%	4/1/2033	3,500	3,550
	Wisconsin Power & Light Co.	5.375%	3/30/2034	12,400	12,777
	Wisconsin Power & Light Co.	6.375%	8/15/2037	2,150	2,356
	Wisconsin Power & Light Co.	3.650%	4/1/2050	4,000	2,900
	Wisconsin Power & Light Co.	5.700%	12/15/2055	2,520	2,472
	Wisconsin Public Service Corp.	4.550%	12/1/2029	3,500	3,565
	Xcel Energy Inc.	3.350%	12/1/2026	10,000	9,942
	Xcel Energy Inc.	1.750%	3/15/2027	6,711	6,534
	Xcel Energy Inc.	4.750%	3/21/2028	2,829	2,865
	Xcel Energy Inc.	4.000%	6/15/2028	14,995	14,996
	Xcel Energy Inc.	2.600%	12/1/2029	33,005	30,978
127

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Xcel Energy Inc.	3.400%	6/1/2030	14,679	14,110
	Xcel Energy Inc.	2.350%	11/15/2031	3,200	2,842
	Xcel Energy Inc.	4.600%	6/1/2032	4,700	4,678
	Xcel Energy Inc.	5.450%	8/15/2033	10,468	10,812
	Xcel Energy Inc.	5.600%	4/15/2035	9,000	9,330
	Xcel Energy Inc.	6.500%	7/1/2036	1,646	1,804
					8,616,101
Total Corporate Bonds (Cost $89,533,680)					85,851,798
Sovereign Bonds (3.2%)
	African Development Bank	4.625%	1/4/2027	15,500	15,647
	African Development Bank	4.125%	2/25/2027	22,400	22,523
[3]	African Development Bank	4.375%	11/3/2027	31,200	31,652
	African Development Bank	4.375%	3/14/2028	21,900	22,263
	African Development Bank	3.875%	6/12/2028	20,283	20,414
	African Development Bank	3.500%	9/18/2029	23,875	23,740
	African Development Bank	4.000%	3/18/2030	37,175	37,543
	African Development Bank	4.500%	6/12/2035	5,307	5,417
[3]	African Development Bank	5.750%	Perpetual	3,900	3,911
[3]	Asian Development Bank	2.625%	1/12/2027	11,224	11,110
[3]	Asian Development Bank	4.125%	1/12/2027	35,000	35,171
[3]	Asian Development Bank	1.500%	1/20/2027	48,150	47,099
[3]	Asian Development Bank	2.375%	8/10/2027	5,265	5,169
	Asian Development Bank	6.220%	8/15/2027	2,175	2,253
[3]	Asian Development Bank	3.125%	8/20/2027	39,175	38,909
[3]	Asian Development Bank	2.500%	11/2/2027	46,115	45,263
[3]	Asian Development Bank	4.375%	1/14/2028	44,800	45,517
[3]	Asian Development Bank	2.750%	1/19/2028	450	443
[3]	Asian Development Bank	3.750%	4/25/2028	31,150	31,272
[3]	Asian Development Bank	1.250%	6/9/2028	5,000	4,731
[3]	Asian Development Bank	4.500%	8/25/2028	64,125	65,616
[3]	Asian Development Bank	3.125%	9/26/2028	15,188	15,005
[3]	Asian Development Bank	4.375%	3/6/2029	31,850	32,567
[3]	Asian Development Bank	3.625%	8/28/2029	35,803	35,800
[3]	Asian Development Bank	1.750%	9/19/2029	6,340	5,925
[3]	Asian Development Bank	1.875%	1/24/2030	10,865	10,116
[3]	Asian Development Bank	4.125%	5/30/2030	60,451	61,381
[3]	Asian Development Bank	3.750%	8/28/2030	42,887	42,886
[3]	Asian Development Bank	0.750%	10/8/2030	19,000	16,509
[3]	Asian Development Bank	1.500%	3/4/2031	34,200	30,546
	Asian Development Bank	3.125%	4/27/2032	25,000	23,833
[3]	Asian Development Bank	3.875%	9/28/2032	9,600	9,536
[3]	Asian Development Bank	4.000%	1/12/2033	22,530	22,502
[3]	Asian Development Bank	3.875%	6/14/2033	22,450	22,200
[3]	Asian Development Bank	4.125%	1/12/2034	28,000	28,038
	Asian Development Bank	4.375%	3/22/2035	56,508	57,319
	Asian Infrastructure Investment Bank	3.750%	9/14/2027	10,000	10,030
	Asian Infrastructure Investment Bank	4.000%	1/18/2028	25,315	25,518
	Asian Infrastructure Investment Bank	3.625%	9/15/2028	55,046	55,086
	Asian Infrastructure Investment Bank	4.125%	1/18/2029	19,100	19,378
	Asian Infrastructure Investment Bank	4.500%	1/16/2030	20,391	20,972
	Asian Infrastructure Investment Bank	4.250%	3/13/2034	8,625	8,710
	Asian Infrastructure Investment Bank	4.500%	5/21/2035	6,314	6,467
	Canadian Government Bond	3.750%	4/26/2028	32,300	32,436
	Canadian Government Bond	4.625%	4/30/2029	23,210	23,939
	Canadian Government Bond	4.000%	3/18/2030	41,175	41,613
	Corp. Andina de Fomento	2.250%	2/8/2027	8,100	7,957
	Corp. Andina de Fomento	6.000%	4/26/2027	11,920	12,242
	Corp. Andina de Fomento	4.125%	1/7/2028	3,100	3,114
	Corp. Andina de Fomento	4.125%	6/30/2028	6,071	6,102
	Corp. Andina de Fomento	5.000%	1/24/2029	25,700	26,479
	Corp. Andina de Fomento	5.000%	1/22/2030	16,677	17,249
	Council of Europe Development Bank	4.625%	6/11/2027	7,213	7,315
	Council of Europe Development Bank	3.625%	1/26/2028	16,100	16,105
[3]	Council of Europe Development Bank	3.625%	5/8/2028	1,930	1,931
	Council of Europe Development Bank	4.125%	1/24/2029	6,300	6,391
	Council of Europe Development Bank	4.500%	1/15/2030	23,500	24,161
[3,8]	Electricite de France SA	4.750%	10/13/2035	2,059	2,031
	Equinor ASA	3.000%	4/6/2027	3,254	3,231
128

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinor ASA	7.250%	9/23/2027	4,350	4,602
	Equinor ASA	4.250%	6/2/2028	6,728	6,786
	Equinor ASA	3.625%	9/10/2028	9,652	9,626
[8]	Equinor ASA	6.500%	12/1/2028	225	241
	Equinor ASA	3.125%	4/6/2030	36,116	34,787
	Equinor ASA	2.375%	5/22/2030	26,288	24,458
	Equinor ASA	4.500%	9/3/2030	5,046	5,120
	Equinor ASA	4.750%	11/14/2035	12,040	11,976
	Equinor ASA	5.100%	8/17/2040	11,100	11,030
	Equinor ASA	4.250%	11/23/2041	3,100	2,740
	Equinor ASA	3.950%	5/15/2043	3,025	2,542
	Equinor ASA	4.800%	11/8/2043	12,295	11,436
	Equinor ASA	3.250%	11/18/2049	11,671	8,150
	Equinor ASA	3.700%	4/6/2050	19,825	15,015
[3]	European Bank for Reconstruction & Development	4.375%	3/9/2028	35,400	35,976
	European Bank for Reconstruction & Development	4.125%	1/25/2029	36,400	36,923
[3]	European Bank for Reconstruction & Development	4.250%	3/13/2034	11,600	11,695
[3]	European Investment Bank	1.375%	3/15/2027	31,000	30,202
	European Investment Bank	4.375%	3/19/2027	84,125	84,909
	European Investment Bank	2.375%	5/24/2027	22,528	22,165
	European Investment Bank	0.625%	10/21/2027	4,000	3,799
	European Investment Bank	3.250%	11/15/2027	34,823	34,651
	European Investment Bank	3.875%	3/15/2028	51,700	52,043
	European Investment Bank	3.875%	6/15/2028	53,225	53,629
	European Investment Bank	4.500%	10/16/2028	37,400	38,310
	European Investment Bank	4.000%	2/15/2029	82,200	83,157
	European Investment Bank	4.750%	6/15/2029	97,000	100,510
	European Investment Bank	1.625%	10/9/2029	3,060	2,845
	European Investment Bank	3.750%	11/15/2029	56,900	57,076
	European Investment Bank	4.500%	3/14/2030	83,456	85,960
	European Investment Bank	0.875%	5/17/2030	3,000	2,656
	European Investment Bank	3.625%	7/15/2030	48,625	48,368
	European Investment Bank	0.750%	9/23/2030	17,010	14,813
	European Investment Bank	3.875%	10/15/2030	47,574	47,786
	European Investment Bank	1.250%	2/14/2031	32,933	29,055
	European Investment Bank	4.375%	10/10/2031	28,844	29,619
	European Investment Bank	4.250%	8/16/2032	58,180	59,076
	European Investment Bank	3.750%	2/14/2033	25,875	25,460
	European Investment Bank	4.125%	2/13/2034	49,425	49,517
	European Investment Bank	4.625%	2/12/2035	58,471	60,462
	European Investment Bank	4.875%	2/15/2036	14,460	15,219
[9]	Export Development Canada	3.000%	5/25/2027	22,100	21,920
[9]	Export Development Canada	3.750%	9/7/2027	28,805	28,889
[9]	Export Development Canada	3.875%	2/14/2028	23,300	23,432
[9]	Export Development Canada	4.125%	2/13/2029	37,950	38,506
[9]	Export Development Canada	4.000%	6/20/2030	26,790	27,057
[9]	Export Development Canada	4.750%	6/5/2034	10,080	10,532
	Export-Import Bank of Korea	4.625%	1/11/2027	16,700	16,841
	Export-Import Bank of Korea	1.625%	1/18/2027	5,600	5,478
	Export-Import Bank of Korea	2.375%	4/21/2027	4,080	4,008
	Export-Import Bank of Korea	4.000%	9/11/2027	6,875	6,899
	Export-Import Bank of Korea	4.250%	9/15/2027	7,750	7,810
	Export-Import Bank of Korea	4.125%	10/17/2027	9,200	9,256
	Export-Import Bank of Korea	5.000%	1/11/2028	14,300	14,633
	Export-Import Bank of Korea	4.625%	1/14/2028	9,900	10,065
	Export-Import Bank of Korea	4.500%	1/11/2029	3,700	3,759
	Export-Import Bank of Korea	4.000%	9/11/2029	9,200	9,213
	Export-Import Bank of Korea	4.875%	1/14/2030	13,400	13,838
	Export-Import Bank of Korea	1.250%	9/21/2030	12,450	11,005
	Export-Import Bank of Korea	3.750%	9/22/2030	11,590	11,477
	Export-Import Bank of Korea	1.375%	2/9/2031	3,400	2,990
	Export-Import Bank of Korea	2.125%	1/18/2032	11,900	10,600
	Export-Import Bank of Korea	4.500%	9/15/2032	5,300	5,385
	Export-Import Bank of Korea	5.125%	1/11/2033	10,495	10,979
	Export-Import Bank of Korea	5.125%	9/18/2033	8,200	8,606
	Export-Import Bank of Korea	4.625%	1/11/2034	4,000	4,070
	Export-Import Bank of Korea	5.250%	1/14/2035	6,100	6,492
	Export-Import Bank of Korea	2.500%	6/29/2041	9,825	7,140
[3]	Hong Kong Government International Bond	1.750%	11/24/2031	8,587	7,653
[3]	Hydro-Quebec	8.500%	12/1/2029	3,940	4,580
129

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Inter-American Development Bank	1.500%	1/13/2027	25,000	24,463
	Inter-American Development Bank	4.375%	2/1/2027	24,360	24,548
	Inter-American Development Bank	2.375%	7/7/2027	28,500	28,004
	Inter-American Development Bank	0.625%	9/16/2027	33,700	32,080
	Inter-American Development Bank	4.000%	1/12/2028	54,600	55,053
	Inter-American Development Bank	1.125%	7/20/2028	21,100	19,844
	Inter-American Development Bank	3.125%	9/18/2028	25,000	24,703
	Inter-American Development Bank	4.125%	2/15/2029	79,000	80,185
	Inter-American Development Bank	2.250%	6/18/2029	23,200	22,163
	Inter-American Development Bank	4.500%	2/15/2030	45,740	47,086
	Inter-American Development Bank	3.750%	6/14/2030	9,600	9,600
[3]	Inter-American Development Bank	1.125%	1/13/2031	70,825	62,182
[3]	Inter-American Development Bank	3.625%	9/17/2031	35,825	35,360
[3]	Inter-American Development Bank	3.500%	4/12/2033	24,100	23,279
[3]	Inter-American Development Bank	4.500%	9/13/2033	31,025	31,894
	Inter-American Development Bank	4.375%	7/17/2034	23,570	23,945
[3]	Inter-American Development Bank	4.375%	7/16/2035	30,358	30,721
[3]	Inter-American Development Bank	3.875%	10/28/2041	350	312
	Inter-American Development Bank	3.200%	8/7/2042	6,901	5,606
	Inter-American Development Bank	4.375%	1/24/2044	4,600	4,311
	Inter-American Investment Corp.	3.625%	2/17/2027	2,650	2,647
	Inter-American Investment Corp.	4.125%	2/15/2028	13,000	13,120
	Inter-American Investment Corp.	4.750%	9/19/2028	6,975	7,165
	Inter-American Investment Corp.	3.625%	11/20/2028	10,057	10,048
	Inter-American Investment Corp.	4.250%	2/14/2029	10,525	10,688
	Inter-American Investment Corp.	4.250%	4/1/2030	20,750	21,093
	International Bank for Reconstruction & Development	3.125%	6/15/2027	100,000	99,397
[3]	International Bank for Reconstruction & Development	2.500%	11/22/2027	75,000	73,592
	International Bank for Reconstruction & Development	0.750%	11/24/2027	44,050	41,816
[3]	International Bank for Reconstruction & Development	1.375%	4/20/2028	22,500	21,416
	International Bank for Reconstruction & Development	3.625%	5/5/2028	26,574	26,612
	International Bank for Reconstruction & Development	3.500%	7/12/2028	53,100	52,994
	International Bank for Reconstruction & Development	4.625%	8/1/2028	47,850	49,066
	International Bank for Reconstruction & Development	1.125%	9/13/2028	24,575	23,035
	International Bank for Reconstruction & Development	3.625%	9/21/2029	56,150	56,101
	International Bank for Reconstruction & Development	3.875%	10/16/2029	31,667	31,907
[3]	International Bank for Reconstruction & Development	1.750%	10/23/2029	12,680	11,825
	International Bank for Reconstruction & Development	3.875%	2/14/2030	94,425	94,987
	International Bank for Reconstruction & Development	4.125%	3/20/2030	65,125	66,117
	International Bank for Reconstruction & Development	0.875%	5/14/2030	15,000	13,276
	International Bank for Reconstruction & Development	4.000%	7/25/2030	39,375	39,759
	International Bank for Reconstruction & Development	0.750%	8/26/2030	36,870	32,161
	International Bank for Reconstruction & Development	3.500%	10/28/2030	94,348	93,242
	International Bank for Reconstruction & Development	4.000%	1/10/2031	52,100	52,557
	International Bank for Reconstruction & Development	1.250%	2/10/2031	79,765	70,346
	International Bank for Reconstruction & Development	4.500%	4/10/2031	58,900	60,781
	International Bank for Reconstruction & Development	1.625%	11/3/2031	95,000	83,841
[3]	International Bank for Reconstruction & Development	4.625%	1/15/2032	80,500	83,466
	International Bank for Reconstruction & Development	2.500%	3/29/2032	31,750	29,226
	International Bank for Reconstruction & Development	4.000%	5/6/2032	37,148	37,226
	International Bank for Reconstruction & Development	4.750%	11/14/2033	20,400	21,316
	International Bank for Reconstruction & Development	3.875%	8/28/2034	34,315	33,657
[3]	International Bank for Reconstruction & Development	4.750%	2/15/2035	2,500	2,604
	International Bank for Reconstruction & Development	4.375%	8/27/2035	64,766	65,537
[3]	International Finance Corp.	4.375%	1/15/2027	52,500	52,878
[3]	International Finance Corp.	4.500%	1/21/2028	13,672	13,923
[3]	International Finance Corp.	4.500%	7/13/2028	11,200	11,446
[3]	International Finance Corp.	4.250%	7/2/2029	30,000	30,604
[3]	International Finance Corp.	3.875%	7/2/2030	19,150	19,246
	International Finance Corp.	0.750%	8/27/2030	8,965	7,819
[10]	Japan Bank for International Cooperation	2.875%	6/1/2027	51,150	50,543
[10]	Japan Bank for International Cooperation	2.875%	7/21/2027	12,775	12,612
[10]	Japan Bank for International Cooperation	4.625%	7/22/2027	17,400	17,632
[10]	Japan Bank for International Cooperation	2.750%	11/16/2027	21,850	21,476
[10]	Japan Bank for International Cooperation	4.625%	7/19/2028	7,500	7,659
[10]	Japan Bank for International Cooperation	3.250%	7/20/2028	27,150	26,822
[10]	Japan Bank for International Cooperation	4.875%	10/18/2028	2,325	2,394
[10]	Japan Bank for International Cooperation	3.500%	10/31/2028	41,719	41,436
[10]	Japan Bank for International Cooperation	2.125%	2/16/2029	28,567	27,174
[10]	Japan Bank for International Cooperation	2.000%	10/17/2029	7,000	6,548
130

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[10]	Japan Bank for International Cooperation	1.250%	1/21/2031	11,150	9,768
[10]	Japan Bank for International Cooperation	4.375%	1/24/2031	15,700	15,980
[10]	Japan Bank for International Cooperation	1.875%	4/15/2031	19,500	17,539
[10]	Japan Bank for International Cooperation	4.625%	4/17/2034	5,800	5,930
[10]	Japan International Cooperation Agency	2.750%	4/27/2027	8,400	8,288
[10]	Japan International Cooperation Agency	3.250%	5/25/2027	30,000	29,786
[10]	Japan International Cooperation Agency	4.000%	5/23/2028	7,825	7,861
[10]	Japan International Cooperation Agency	3.375%	6/12/2028	4,500	4,457
[10]	Japan International Cooperation Agency	4.750%	5/21/2029	5,657	5,818
[10]	Japan International Cooperation Agency	4.250%	5/22/2030	3,330	3,370
[10]	Japan International Cooperation Agency	1.000%	7/22/2030	4,000	3,508
[10]	Japan International Cooperation Agency	1.750%	4/28/2031	3,700	3,294
[11]	KFW	4.375%	3/1/2027	64,800	65,380
[11]	KFW	3.000%	5/20/2027	80,330	79,726
[11]	KFW	4.000%	6/28/2027	53,750	54,107
[11]	KFW	3.500%	8/27/2027	17,000	16,988
[11]	KFW	3.750%	2/15/2028	44,000	44,167
[11]	KFW	2.875%	4/3/2028	18,635	18,359
[3,11]	KFW	3.875%	5/15/2028	30,516	30,739
[11]	KFW	3.875%	6/15/2028	45,775	46,109
[11]	KFW	3.500%	8/9/2028	63,449	63,368
[11]	KFW	4.000%	3/15/2029	65,800	66,590
[11]	KFW	1.750%	9/14/2029	7,225	6,758
[11]	KFW	4.625%	3/18/2030	7,798	8,073
[11]	KFW	3.750%	7/15/2030	41,528	41,560
[11]	KFW	0.750%	9/30/2030	34,750	30,256
[11]	KFW	4.750%	10/29/2030	17,200	17,937
[11]	KFW	4.125%	7/15/2033	43,200	43,424
[11]	KFW	4.375%	2/28/2034	17,275	17,605
[11]	KFW	0.000%	4/18/2036	13,280	8,579
[11]	KFW	0.000%	6/29/2037	27,892	17,003
	Korea Development Bank	4.625%	2/15/2027	11,900	12,006
	Korea Development Bank	1.375%	4/25/2027	11,000	10,663
	Korea Development Bank	4.125%	10/16/2027	6,200	6,236
	Korea Development Bank	4.625%	2/3/2028	11,800	11,998
	Korea Development Bank	4.375%	2/15/2028	24,425	24,716
	Korea Development Bank	5.375%	10/23/2028	4,150	4,325
	Korea Development Bank	4.500%	2/15/2029	21,900	22,262
	Korea Development Bank	4.875%	2/3/2030	11,800	12,200
	Korea Development Bank	3.750%	9/16/2030	6,100	6,042
	Korea Development Bank	1.625%	1/19/2031	9,500	8,474
	Korea Development Bank	2.000%	10/25/2031	6,500	5,824
	Korea Development Bank	4.375%	2/15/2033	11,700	11,706
	Korea Development Bank	5.625%	10/23/2033	3,400	3,682
[3,11]	Landwirtschaftliche Rentenbank	2.500%	11/15/2027	23,105	22,653
[3,11]	Landwirtschaftliche Rentenbank	3.875%	6/14/2028	16,450	16,560
[11]	Landwirtschaftliche Rentenbank	4.625%	4/17/2029	43,392	44,714
[11]	Landwirtschaftliche Rentenbank	0.875%	9/3/2030	21,700	19,025
[11]	Landwirtschaftliche Rentenbank	3.625%	10/8/2030	12,068	11,993
[3,11]	Landwirtschaftliche Rentenbank	5.000%	10/24/2033	12,000	12,719
	Nordic Investment Bank	4.375%	3/14/2028	35,075	35,649
	Nordic Investment Bank	3.750%	8/28/2028	7,428	7,459
	Nordic Investment Bank	4.250%	2/28/2029	14,425	14,689
	Nordic Investment Bank	3.750%	5/9/2030	17,236	17,239
[12]	Oesterreichische Kontrollbank AG	4.750%	5/21/2027	21,503	21,832
[12]	Oesterreichische Kontrollbank AG	3.625%	9/9/2027	15,000	15,007
[12]	Oesterreichische Kontrollbank AG	4.250%	3/1/2028	21,200	21,480
[12]	Oesterreichische Kontrollbank AG	4.000%	5/28/2028	12,500	12,610
[3,12]	Oesterreichische Kontrollbank AG	4.125%	1/18/2029	8,800	8,921
[12]	Oesterreichische Kontrollbank AG	3.750%	9/5/2029	11,785	11,808
[12]	Oesterreichische Kontrollbank AG	4.500%	1/24/2030	15,640	16,071
[12]	Oesterreichische Kontrollbank AG	3.750%	9/10/2030	14,505	14,475
[3]	Oriental Republic of Uruguay	4.375%	10/27/2027	6,130	6,161
[3]	Oriental Republic of Uruguay	4.375%	1/23/2031	26,359	26,753
[3]	Oriental Republic of Uruguay	5.750%	10/28/2034	26,520	28,288
[3]	Oriental Republic of Uruguay	7.625%	3/21/2036	12,322	14,910
[3]	Oriental Republic of Uruguay	5.442%	2/14/2037	30,702	31,900
[3]	Oriental Republic of Uruguay	4.125%	11/20/2045	3,779	3,301
[3]	Oriental Republic of Uruguay	5.100%	6/18/2050	54,580	51,397
[3]	Oriental Republic of Uruguay	4.975%	4/20/2055	31,321	28,457
131

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Oriental Republic of Uruguay	5.250%	9/10/2060	10,200	9,519
	Province of Alberta	3.300%	3/15/2028	14,000	13,880
	Province of Alberta	4.500%	6/26/2029	15,940	16,329
	Province of Alberta	1.300%	7/22/2030	25,282	22,590
	Province of Alberta	4.500%	1/24/2034	13,900	14,055
	Province of Alberta	4.300%	11/2/2035	8,790	8,665
	Province of British Columbia	4.700%	1/24/2028	32,996	33,676
	Province of British Columbia	4.800%	11/15/2028	40,500	41,701
	Province of British Columbia	4.900%	4/24/2029	35,000	36,259
	Province of British Columbia	3.900%	8/27/2030	23,187	23,190
	Province of British Columbia	1.300%	1/29/2031	8,300	7,295
	Province of British Columbia	4.200%	7/6/2033	14,650	14,553
	Province of British Columbia	4.750%	6/12/2034	36,998	37,875
	Province of British Columbia	4.800%	6/11/2035	23,748	24,240
	Province of British Columbia	7.250%	9/1/2036	2,681	3,268
[3]	Province of Manitoba	1.500%	10/25/2028	5,300	4,988
	Province of Manitoba	4.300%	7/27/2033	12,950	12,911
	Province of Manitoba	4.900%	5/31/2034	9,070	9,361
	Province of New Brunswick	3.625%	2/24/2028	5,300	5,285
	Province of Ontario	3.100%	5/19/2027	51,760	51,364
	Province of Ontario	1.050%	5/21/2027	15,896	15,336
	Province of Ontario	4.200%	1/18/2029	24,600	24,946
	Province of Ontario	3.700%	9/17/2029	31,925	31,858
	Province of Ontario	2.000%	10/2/2029	17,000	15,966
	Province of Ontario	4.700%	1/15/2030	28,621	29,538
	Province of Ontario	3.900%	9/4/2030	38,339	38,359
	Province of Ontario	1.125%	10/7/2030	14,200	12,500
	Province of Ontario	1.600%	2/25/2031	9,500	8,468
	Province of Ontario	1.800%	10/14/2031	22,692	20,083
[3]	Province of Ontario	2.125%	1/21/2032	18,224	16,278
	Province of Ontario	5.050%	4/24/2034	20,051	20,981
	Province of Ontario	4.850%	6/11/2035	2,376	2,443
	Province of Ontario	4.450%	11/20/2035	16,378	16,284
	Province of Quebec	2.750%	4/12/2027	43,050	42,552
	Province of Quebec	3.625%	4/13/2028	14,300	14,280
	Province of Quebec	4.500%	4/3/2029	31,300	32,034
[3]	Province of Quebec	7.500%	9/15/2029	11,407	12,859
	Province of Quebec	1.350%	5/28/2030	14,200	12,760
	Province of Quebec	1.900%	4/21/2031	88,000	79,188
	Province of Quebec	4.500%	9/8/2033	16,350	16,557
	Province of Quebec	4.250%	9/5/2034	17,100	16,897
	Province of Saskatchewan	3.250%	6/8/2027	8,000	7,951
	Province of Saskatchewan	4.650%	1/28/2030	10,956	11,280
[3]	Republic of Chile	2.750%	1/31/2027	16,800	16,532
[3]	Republic of Chile	3.240%	2/6/2028	35,310	34,706
[3]	Republic of Chile	4.850%	1/22/2029	13,900	14,183
[3]	Republic of Chile	2.450%	1/31/2031	1,637	1,496
[3]	Republic of Chile	2.550%	1/27/2032	16,037	14,354
[3]	Republic of Chile	2.550%	7/27/2033	51,853	44,905
[3]	Republic of Chile	3.500%	1/31/2034	23,920	21,971
[3]	Republic of Chile	4.950%	1/5/2036	16,244	16,368
[3]	Republic of Chile	5.650%	1/13/2037	21,000	22,198
[3]	Republic of Chile	3.100%	5/7/2041	45,810	35,156
[3]	Republic of Chile	4.340%	3/7/2042	15,904	14,173
	Republic of Chile	3.860%	6/21/2047	12,200	9,762
[3]	Republic of Chile	3.500%	1/25/2050	15,600	11,438
[3]	Republic of Chile	4.000%	1/31/2052	18,735	14,803
[3]	Republic of Chile	5.330%	1/5/2054	11,826	11,405
[3]	Republic of Chile	3.100%	1/22/2061	23,050	14,296
[3]	Republic of Chile	3.250%	9/21/2071	12,750	7,888
[3]	Republic of Hungary	7.625%	3/29/2041	18,941	22,116
[3]	Republic of Indonesia	4.150%	9/20/2027	1,000	1,002
	Republic of Indonesia	3.500%	1/11/2028	29,900	29,572
[3]	Republic of Indonesia	4.550%	1/11/2028	4,600	4,635
	Republic of Indonesia	4.100%	4/24/2028	7,850	7,869
	Republic of Indonesia	4.750%	2/11/2029	16,150	16,380
[3]	Republic of Indonesia	4.400%	3/10/2029	8,500	8,542
	Republic of Indonesia	3.400%	9/18/2029	7,950	7,720
[3]	Republic of Indonesia	5.250%	1/15/2030	10,525	10,901
	Republic of Indonesia	2.850%	2/14/2030	11,800	11,134
132

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Republic of Indonesia	3.850%	10/15/2030	17,800	17,441
	Republic of Indonesia	1.850%	3/12/2031	15,800	13,869
[3]	Republic of Indonesia	4.300%	4/16/2031	11,400	11,364
[3]	Republic of Indonesia	2.150%	7/28/2031	12,500	11,061
[3]	Republic of Indonesia	3.550%	3/31/2032	16,045	15,175
[3]	Republic of Indonesia	4.650%	9/20/2032	16,775	16,878
[3]	Republic of Indonesia	4.850%	1/11/2033	13,700	13,834
[3]	Republic of Indonesia	4.700%	2/10/2034	7,175	7,156
[3]	Republic of Indonesia	4.750%	9/10/2034	14,304	14,266
[3]	Republic of Indonesia	5.600%	1/15/2035	12,875	13,647
[3]	Republic of Indonesia	4.900%	4/16/2036	15,500	15,470
	Republic of Indonesia	4.350%	1/11/2048	21,695	18,765
	Republic of Indonesia	5.350%	2/11/2049	3,150	3,156
	Republic of Indonesia	3.700%	10/30/2049	21,325	16,242
	Republic of Indonesia	3.500%	2/14/2050	7,617	5,563
	Republic of Indonesia	4.200%	10/15/2050	19,100	15,687
	Republic of Indonesia	3.050%	3/12/2051	23,361	15,569
[3]	Republic of Indonesia	4.300%	3/31/2052	8,075	6,699
[3]	Republic of Indonesia	5.450%	9/20/2052	5,500	5,458
[3]	Republic of Indonesia	5.650%	1/11/2053	12,400	12,554
[3]	Republic of Indonesia	5.100%	2/10/2054	8,565	8,274
[3]	Republic of Indonesia	5.150%	9/10/2054	7,500	7,292
[3]	Republic of Indonesia	3.200%	9/23/2061	7,700	4,947
	Republic of Indonesia	4.450%	4/15/2070	11,785	9,536
	Republic of Indonesia	3.350%	3/12/2071	9,494	6,155
[3]	Republic of Italy	2.875%	10/17/2029	20,800	20,001
[3]	Republic of Italy	5.375%	6/15/2033	21,495	22,739
[3]	Republic of Italy	4.000%	10/17/2049	21,600	16,246
[3]	Republic of Italy	3.875%	5/6/2051	34,655	25,289
	Republic of Korea	2.750%	1/19/2027	42,176	41,789
	Republic of Korea	2.500%	6/19/2029	10,500	10,058
	Republic of Korea	4.500%	7/3/2029	18,300	18,713
	Republic of Korea	1.000%	9/16/2030	7,500	6,602
	Republic of Korea	3.625%	10/29/2030	6,430	6,379
	Republic of Korea	1.750%	10/15/2031	6,750	6,021
	Republic of Korea	4.125%	6/10/2044	8,711	7,798
	Republic of Korea	3.875%	9/20/2048	5,693	4,779
	Republic of Panama	8.875%	9/30/2027	7,896	8,458
[3]	Republic of Panama	3.875%	3/17/2028	14,290	14,033
	Republic of Panama	9.375%	4/1/2029	5,080	5,780
[3]	Republic of Panama	3.160%	1/23/2030	18,300	17,135
[3]	Republic of Panama	7.500%	3/1/2031	3,300	3,659
[3]	Republic of Panama	2.252%	9/29/2032	59,075	48,770
[3]	Republic of Panama	3.298%	1/19/2033	20,000	17,547
[3]	Republic of Panama	6.400%	2/14/2035	32,539	34,282
[3]	Republic of Panama	6.700%	1/26/2036	18,563	19,956
[3]	Republic of Panama	6.875%	1/31/2036	6,838	7,437
[3]	Republic of Panama	8.000%	3/1/2038	23,820	27,820
[3]	Republic of Panama	4.500%	4/16/2050	29,718	22,898
[3]	Republic of Panama	4.300%	4/29/2053	14,050	10,517
[3]	Republic of Panama	6.853%	3/28/2054	16,404	17,060
[3]	Republic of Panama	4.500%	4/1/2056	32,156	24,046
[3]	Republic of Panama	7.875%	3/1/2057	3,365	3,913
[3]	Republic of Panama	3.870%	7/23/2060	41,521	27,439
[3]	Republic of Panama	4.500%	1/19/2063	20,700	15,389
	Republic of Peru	2.844%	6/20/2030	2,525	2,374
[3]	Republic of Peru	2.783%	1/23/2031	28,456	26,285
[3]	Republic of Peru	1.862%	12/1/2032	12,100	10,005
	Republic of Peru	8.750%	11/21/2033	27,193	34,202
[3]	Republic of Peru	3.000%	1/15/2034	27,900	24,265
[3]	Republic of Peru	5.375%	2/8/2035	13,975	14,289
[3]	Republic of Peru	5.500%	3/30/2036	23,492	23,950
[3]	Republic of Peru	6.550%	3/14/2037	8,180	9,035
[3]	Republic of Peru	3.300%	3/11/2041	9,800	7,571
	Republic of Peru	5.625%	11/18/2050	28,433	27,708
[3]	Republic of Peru	3.550%	3/10/2051	20,050	14,045
[3]	Republic of Peru	5.875%	8/8/2054	20,500	20,239
[3]	Republic of Peru	6.200%	6/30/2055	25,968	26,718
[3]	Republic of Peru	2.780%	12/1/2060	19,250	10,459
[3]	Republic of Peru	3.600%	1/15/2072	9,675	6,141
133

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Republic of Peru	3.230%	7/28/2121	14,925	8,137
[3]	Republic of Poland	5.500%	11/16/2027	16,957	17,452
[3]	Republic of Poland	4.625%	3/18/2029	18,900	19,258
[3]	Republic of Poland	4.875%	2/12/2030	32,600	33,589
[3]	Republic of Poland	5.750%	11/16/2032	20,600	22,036
[3]	Republic of Poland	4.875%	10/4/2033	40,800	41,364
[3]	Republic of Poland	5.125%	9/18/2034	69,200	70,782
[3]	Republic of Poland	5.375%	2/12/2035	27,100	28,082
[3]	Republic of Poland	5.500%	4/4/2053	23,025	21,972
[3]	Republic of Poland	5.500%	3/18/2054	35,180	33,529
	Republic of the Philippines	3.229%	3/29/2027	5,200	5,143
	Republic of the Philippines	5.170%	10/13/2027	5,200	5,298
	Republic of the Philippines	3.000%	2/1/2028	46,550	45,512
	Republic of the Philippines	4.625%	7/17/2028	1,600	1,617
	Republic of the Philippines	3.750%	1/14/2029	26,296	25,964
	Republic of the Philippines	9.500%	2/2/2030	17,800	21,361
	Republic of the Philippines	4.375%	3/5/2030	11,000	11,116
	Republic of the Philippines	2.457%	5/5/2030	11,800	10,986
	Republic of the Philippines	7.750%	1/14/2031	20,128	23,346
	Republic of the Philippines	1.648%	6/10/2031	14,484	12,594
	Republic of the Philippines	1.950%	1/6/2032	9,075	7,886
	Republic of the Philippines	6.375%	1/15/2032	11,504	12,714
	Republic of the Philippines	3.556%	9/29/2032	8,500	8,027
	Republic of the Philippines	5.609%	4/13/2033	8,700	9,212
	Republic of the Philippines	5.000%	7/17/2033	14,050	14,365
	Republic of the Philippines	5.250%	5/14/2034	11,500	11,943
	Republic of the Philippines	6.375%	10/23/2034	24,353	27,302
	Republic of the Philippines	5.500%	2/4/2035	14,625	15,418
	Republic of the Philippines	4.750%	3/5/2035	13,040	13,048
	Republic of the Philippines	5.000%	1/13/2037	16,812	16,981
	Republic of the Philippines	3.950%	1/20/2040	22,190	19,585
	Republic of the Philippines	3.700%	3/1/2041	22,808	19,052
	Republic of the Philippines	3.700%	2/2/2042	23,738	19,568
	Republic of the Philippines	2.950%	5/5/2045	17,461	12,204
	Republic of the Philippines	2.650%	12/10/2045	17,528	11,566
	Republic of the Philippines	3.200%	7/6/2046	25,825	18,508
	Republic of the Philippines	4.200%	3/29/2047	10,504	8,787
	Republic of the Philippines	5.950%	10/13/2047	10,000	10,525
	Republic of the Philippines	5.500%	1/17/2048	14,000	13,928
	Republic of the Philippines	5.600%	5/14/2049	11,000	11,056
	Republic of the Philippines	5.175%	9/5/2049	12,600	11,958
	Republic of the Philippines	5.900%	2/4/2050	11,700	12,272
[3]	State of Israel	3.250%	1/17/2028	6,795	6,662
[3]	State of Israel	5.375%	3/12/2029	28,680	29,484
[3]	State of Israel	2.500%	1/15/2030	9,125	8,452
[3]	State of Israel	5.375%	2/19/2030	34,500	35,601
[3]	State of Israel	2.750%	7/3/2030	19,627	18,233
[3]	State of Israel	4.500%	1/17/2033	29,375	28,713
[3]	State of Israel	5.500%	3/12/2034	41,300	42,743
[3]	State of Israel	5.625%	2/19/2035	26,200	27,291
[3]	State of Israel	4.500%	1/30/2043	19,730	17,351
[3]	State of Israel	4.125%	1/17/2048	10,725	8,378
[3]	State of Israel	3.375%	1/15/2050	25,525	17,059
[3]	State of Israel	3.875%	7/3/2050	22,032	16,015
[3]	State of Israel	5.750%	3/12/2054	34,050	32,620
[3]	State of Israel	4.500%	4/3/2120	11,950	8,876
[3]	Svensk Exportkredit AB	2.250%	3/22/2027	10,900	10,709
[3]	Svensk Exportkredit AB	3.875%	8/4/2027	27,070	27,169
[3]	Svensk Exportkredit AB	3.750%	9/13/2027	17,600	17,637
	Svensk Exportkredit AB	3.750%	5/8/2028	3,720	3,729
	Svensk Exportkredit AB	4.125%	6/14/2028	13,250	13,391
[3]	Svensk Exportkredit AB	4.250%	2/1/2029	27,400	27,836
	Svensk Exportkredit AB	3.750%	7/29/2030	8,786	8,759
[3]	Svensk Exportkredit AB	4.875%	10/4/2030	12,380	12,932
	United Mexican States	4.150%	3/28/2027	5,855	5,846
	United Mexican States	3.750%	1/11/2028	27,600	27,308
[3]	United Mexican States	5.400%	2/9/2028	10,150	10,369
	United Mexican States	4.500%	4/22/2029	22,150	22,221
[3]	United Mexican States	5.000%	5/7/2029	10,000	10,150
[3]	United Mexican States	3.250%	4/16/2030	14,900	14,060
134

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	United Mexican States	6.000%	5/13/2030	8,180	8,572
[3]	United Mexican States	4.750%	3/22/2031	23,600	23,322
[3]	United Mexican States	2.659%	5/24/2031	34,800	30,981
[3]	United Mexican States	8.300%	8/15/2031	11,390	13,508
[3]	United Mexican States	4.750%	4/27/2032	44,575	43,396
[3]	United Mexican States	5.850%	7/2/2032	49,886	51,254
[3]	United Mexican States	5.375%	3/22/2033	72,867	72,174
[3]	United Mexican States	7.500%	4/8/2033	9,200	10,585
[3]	United Mexican States	4.875%	5/19/2033	41,850	40,160
[3]	United Mexican States	3.500%	2/12/2034	50,369	43,509
[3]	United Mexican States	6.750%	9/27/2034	20,864	22,583
[3]	United Mexican States	6.350%	2/9/2035	32,700	34,235
[3]	United Mexican States	5.625%	9/22/2035	30,500	30,059
[3]	United Mexican States	6.000%	5/7/2036	53,750	54,433
[3]	United Mexican States	6.875%	5/13/2037	63,744	67,998
[3]	United Mexican States	6.625%	1/29/2038	19,888	20,744
	United Mexican States	6.050%	1/11/2040	27,032	26,865
[3]	United Mexican States	4.280%	8/14/2041	38,146	30,584
[3]	United Mexican States	4.750%	3/8/2044	50,333	41,406
	United Mexican States	5.550%	1/21/2045	23,075	21,341
	United Mexican States	4.600%	1/23/2046	26,191	20,575
	United Mexican States	4.350%	1/15/2047	25,643	19,306
	United Mexican States	4.600%	2/10/2048	24,396	18,856
[3]	United Mexican States	4.500%	1/31/2050	23,200	17,540
[3]	United Mexican States	5.000%	4/27/2051	27,890	22,397
[3]	United Mexican States	4.400%	2/12/2052	28,525	20,789
[3]	United Mexican States	6.338%	5/4/2053	54,040	51,426
[3]	United Mexican States	6.400%	5/7/2054	17,745	17,034
[3]	United Mexican States	7.375%	5/13/2055	14,650	15,760
[3]	United Mexican States	3.771%	5/24/2061	47,100	28,964
[3]	United Mexican States	5.750%	10/12/2110	24,333	20,369
Total Sovereign Bonds (Cost $11,593,874)					11,319,656
Taxable Municipal Bonds (0.4%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/2037	1,170	951
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/2044	2,105	2,380
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/2041	3,625	4,275
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/2050	10,275	12,918
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/2040	2,135	2,422
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	17,518	18,480
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	5,025	5,738
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/2050	7,390	8,364
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/2055	5,425	3,600
	Broward County FL Airport System Revenue	3.477%	10/1/2043	375	318
	California Earthquake Authority Revenue	5.603%	7/1/2027	2,435	2,466
	California GO	1.700%	2/1/2028	4,125	3,970
	California GO	3.500%	4/1/2028	5,500	5,487
	California GO	5.125%	9/1/2029	5,500	5,754
	California GO	2.500%	10/1/2029	7,630	7,294
	California GO	1.750%	11/1/2030	9,464	8,595
	California GO	5.750%	10/1/2031	7,800	8,494
	California GO	4.350%	11/1/2032	3,600	3,632
	California GO	6.000%	3/1/2033	4,200	4,645
	California GO	4.500%	4/1/2033	10,800	10,851
	California GO	7.500%	4/1/2034	23,080	26,926
	California GO	5.150%	9/1/2034	3,500	3,669
	California GO	7.550%	4/1/2039	31,220	37,888
	California GO	7.300%	10/1/2039	19,015	22,129
	California GO	7.350%	11/1/2039	11,730	13,709
	California GO	7.625%	3/1/2040	14,985	18,066
	California GO	7.600%	11/1/2040	20,835	25,502
	California GO	5.875%	10/1/2041	2,300	2,405
	California GO	5.200%	3/1/2043	4,700	4,711
135

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/2041	800	735
	California State Taxable Various Purpose GO	5.125%	3/1/2038	4,700	4,774
	California State University Systemwide Revenue	3.899%	11/1/2047	4,275	3,521
	California State University Systemwide Revenue	2.897%	11/1/2051	1,550	1,084
	California State University Systemwide Revenue	2.975%	11/1/2051	6,395	4,270
	California State University Systemwide Revenue	2.719%	11/1/2052	3,975	2,605
	California State University Systemwide Revenue	2.939%	11/1/2052	5,620	3,757
	California State University Systemwide Revenue	5.183%	11/1/2053	2,400	2,281
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/2039	1,660	1,706
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/2051	5,300	3,634
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/2038	5,135	5,326
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/2040	8,525	9,474
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/2049	4,125	3,615
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.200%	12/1/2040	4,831	5,112
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	10,380	11,644
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	4,794	5,382
	Clark County NV Airport System Revenue	6.820%	7/1/2045	3,375	3,743
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/2038	5,100	4,732
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/2041	7,450	6,474
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/2042	2,720	2,103
	Commonwealth of Massachusetts SO Revenue	3.769%	7/15/2029	3,075	3,072
	Connecticut GO	5.850%	3/15/2032	10,205	10,975
	Cook County IL GO	6.229%	11/15/2034	2,695	2,871
	Dallas County TX Hospital District GO	5.621%	8/15/2044	850	842
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/2044	2,945	3,084
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/2048	3,485	3,233
	Dallas TX Area Rapid Transit Sales Tax Revenue	2.613%	12/1/2048	5,000	3,427
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/2042	3,150	3,495
[13]	Dallas TX Independent School District GO	6.450%	2/15/2035	1,500	1,524
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/2038	12,860	11,091
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	5,270	4,298
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/2045	3,575	2,735
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	2,925	2,118
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	9,650	8,320
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/2114	3,750	3,222
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/2040	7,015	7,435
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	9,775	9,483
	Florida State Board of Administration Finance Corp. Revenue	2.154%	7/1/2030	13,700	12,606
	Florida State Board of Administration Finance Corp. Revenue	5.526%	7/1/2034	14,500	15,246
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/2049	5,524	4,512
[14]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/2053	2,500	1,938
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	8,989	9,721
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/2057	6,593	7,185
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/2057	5,027	5,639
	Georgia Water & Wastewater Revenue	2.257%	11/1/2035	6,700	5,713
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/2034	3,035	2,699
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/2036	2,400	2,038
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/2038	1,465	1,232
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/2041	3,750	2,915
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	3,700	2,897
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	3,295	2,992
	Golden State Tobacco Securitization Corp. California Revenue	3.850%	6/1/2050	2,550	2,331
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/2050	7,000	5,119
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	190	192
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	23,720	16,430
	Houston TX GO	6.290%	3/1/2032	7,705	8,193
	Houston TX GO	3.961%	3/1/2047	3,270	2,814
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No. 2)	2.861%	9/1/2046	1,900	1,352
	Illinois GO	5.100%	6/1/2033	76,462	78,363
	Illinois GO	6.630%	2/1/2035	12,712	13,432
	Illinois State Toll Highway Authority Revenue	6.184%	1/1/2034	4,220	4,481
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/2051	4,250	3,096
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	3.985%	1/1/2029	3,205	3,219
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/2035	5,415	5,449
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue ETM	2.833%	1/1/2038	3,110	2,616
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/2038	55	46
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	4,705	4,650
136

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[15]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	4,000	2,859
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/2034	2,025	2,134
	Los Angeles CA Community College District GO	6.750%	8/1/2049	5,125	5,683
[14]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/2048	2,800	2,421
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/2045	8,500	9,139
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/2050	3,265	3,513
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/2040	3,395	4,034
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	3.615%	2/1/2029	2,600	2,593
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.081%	6/1/2031	2,764	2,816
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.145%	2/1/2033	7,725	7,731
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/2034	4,100	4,242
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.275%	2/1/2036	5,180	5,139
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/2039	9,065	8,857
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	13,100	13,503
	Maryland Economic Development Corp. Revenue	5.942%	5/31/2057	2,610	2,620
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	3,398	3,263
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/2040	2,625	2,053
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/2050	2,875	1,946
	Massachusetts GO	5.456%	12/1/2039	6,745	6,893
	Massachusetts GO	2.900%	9/1/2049	5,495	3,778
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	3,180	3,314
	Massachusetts SO Revenue	4.110%	7/15/2031	1,810	1,810
	Massachusetts Transportation Fund Revenue	5.731%	6/1/2040	3,750	3,914
	Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/2043	3,440	3,664
	Metropolitan Transportation Authority NY Revenue	6.814%	11/15/2040	295	329
	Metropolitan Transportation Authority NY Revenue	5.175%	11/15/2049	930	859
	Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue (Dulles Metrorail & Capital Improvement Projects)	7.462%	10/1/2046	4,625	5,497
	Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/2041	6,155	5,696
	Miami-Dade County FL Seaport Revenue	6.224%	11/1/2055	5,500	5,676
	Miami-Dade County FL Transit System Sales Surtax Revenue	2.600%	7/1/2042	6,415	4,838
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/2034	9,550	8,739
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/2040	6,105	5,161
	Michigan State University Revenue	4.496%	8/15/2048	2,025	1,832
	Michigan State University Revenue	4.165%	8/15/2122	5,300	3,791
	Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/2047	3,300	2,531
	Mississippi GO	5.245%	11/1/2034	3,220	3,312
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/2050	5,730	4,057
	Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/2057	3,500	2,551
	National Finance Authority NH Revenue	3.300%	4/1/2032	3,600	2,619
[16]	New Jersey Economic Development Authority Revenue (State Pension Funding)	7.425%	2/15/2029	10,800	11,280
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/2040	4,285	4,831
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	17,067	20,456
	New Jersey Turnpike Authority Revenue	7.102%	1/1/2041	19,751	23,077
	New York City NY GO	4.610%	9/1/2037	8,150	7,959
	New York City NY GO	5.517%	10/1/2037	3,525	3,586
	New York City NY GO	6.271%	12/1/2037	6,525	6,995
	New York City NY GO	5.264%	10/1/2044	7,000	6,794
	New York City NY GO	5.559%	10/1/2045	8,589	8,540
	New York City NY GO	5.094%	10/1/2049	7,750	7,291
	New York City NY GO	5.263%	10/1/2052	3,250	3,120
	New York City NY GO	5.828%	10/1/2053	7,700	7,924
	New York City NY GO	5.114%	10/1/2054	5,000	4,679
	New York City NY GO	5.392%	10/1/2055	6,590	6,368
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/2041	5,625	5,678
137

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/2042	795	800
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/2042	1,000	1,030
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/2042	350	362
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/2043	5,935	5,775
	New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/2044	13,105	13,319
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	9,215	10,032
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	995	1,170
	New York State Dormitory Authority Revenue	5.832%	7/1/2055	9,345	9,767
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/2039	2,705	2,780
	New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/2040	3,170	3,244
	New York State Thruway Authority General Revenue	2.900%	1/1/2035	3,945	3,544
	New York State Urban Development Corp. Revenue Prere.	3.900%	3/15/2029	585	587
	New York State Urban Development Corp. Revenue	3.900%	3/15/2033	2,455	2,419
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/2039	5,485	5,649
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	10,215	11,231
	Ohio State University General Receipts Revenue	4.910%	6/1/2040	2,945	2,948
	Ohio State University General Receipts Revenue	4.800%	6/1/2111	5,481	4,518
	Ohio Turnpike Commission Revenue	3.216%	2/15/2048	4,075	3,004
	Oklahoma Development Finance Authority Revenue	3.877%	5/1/2037	2,846	2,798
	Oklahoma Development Finance Authority Revenue	4.380%	11/1/2045	12,240	11,545
	Oklahoma Development Finance Authority Revenue	4.714%	5/1/2052	4,485	4,132
	Oregon GO	5.892%	6/1/2027	5,480	5,569
[14]	Oregon School Boards Association GO	5.528%	6/30/2028	196	200
	Pennsylvania Economic Development Financing Authority Revenue (Infrastructure Programs)	5.689%	6/1/2054	7,675	7,726
	Pennsylvania State University Revenue	2.790%	9/1/2043	5,175	4,017
	Pennsylvania State University Revenue	2.840%	9/1/2050	5,190	3,504
	Pennsylvania Turnpike Commission Revenue	5.511%	12/1/2045	3,720	3,702
	Port Authority of New York & New Jersey Revenue	6.040%	12/1/2029	2,060	2,219
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	14,510	15,459
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	4,900	5,221
	Port Authority of New York & New Jersey Revenue	4.960%	8/1/2046	5,870	5,471
	Port Authority of New York & New Jersey Revenue	5.310%	8/1/2046	3,370	3,284
	Port Authority of New York & New Jersey Revenue	4.031%	9/1/2048	1,800	1,499
	Port Authority of New York & New Jersey Revenue	3.139%	2/15/2051	10,000	7,225
	Port Authority of New York & New Jersey Revenue	4.926%	10/1/2051	2,555	2,380
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/2053	2,300	2,182
	Port Authority of New York & New Jersey Revenue	4.229%	10/15/2057	1,000	818
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	3,900	2,507
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	29,910	25,062
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	7,385	6,613
	Port Authority of New York & New Jersey Revenue	3.287%	8/1/2069	4,300	2,730
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.987%	9/1/2036	105	91
	Port of Morrow OR Transmission Facilities Revenue (Bonneville Cooperation Projects)	2.543%	9/1/2040	3,275	2,523
	Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/2050	2,050	2,066
	Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/2045	3,820	3,327
	Riverside County CA Pension Obligation Revenue Bonds	3.818%	2/15/2038	700	662
	Rutgers State University New Jersey Revenue	5.665%	5/1/2040	2,900	2,993
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	1,050	860
	Rutgers State University New Jersey Revenue	3.915%	5/1/2119	4,395	2,907
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/2042	4,270	3,511
	Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/2043	8,400	7,226
	Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/2048	3,000	2,415
	Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/2041	3,235	3,179
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/2039	1,650	1,771
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/2041	7,000	7,219
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/2042	1,410	1,318
	San Antonio TX Electric & Gas Systems Revenue	5.469%	2/1/2045	1,840	1,848
	San Antonio TX Electric & Gas Systems Revenue	5.569%	2/1/2050	4,000	3,974
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/2048	3,170	3,198
138

Total Bond Market II Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	San Diego County CA Water Authority Revenue	6.138%	5/1/2049	6,160	6,334
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	4.655%	10/1/2027	5,000	5,077
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/2050	5,795	6,444
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/2034	3,600	3,386
	South Carolina Public Service Authority Revenue	6.454%	1/1/2050	7,000	7,444
	State Public School Building Authority PA Revenue	5.000%	9/15/2027	3,448	3,515
	Texas A & M University Permanent Fund Revenue	3.660%	7/1/2047	900	736
	Texas GO	5.517%	4/1/2039	10,845	11,113
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/2035	18,065	18,544
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/2041	19,715	20,106
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/2049	13,225	10,579
	Texas Transportation Commission GO	4.681%	4/1/2040	2,145	2,042
	Texas Transportation Commission State Highway Revenue	5.178%	4/1/2030	12,620	12,913
[14]	Tucson City AZ COP	2.856%	7/1/2047	3,330	2,462
	United Nations Development Corp. NY Revenue	6.536%	8/1/2055	1,525	1,627
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	4,050	4,017
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	19,050	20,349
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	4,535	4,839
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	1,505	1,005
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	8,290	7,179
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	11,100	7,196
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/2120	3,275	2,065
	University of California Revenue	1.316%	5/15/2027	7,550	7,307
	University of California Revenue	1.614%	5/15/2030	5,830	5,296
	University of California Revenue	3.071%	5/15/2051	5,900	4,003
	University of California Revenue	4.858%	5/15/2112	12,189	10,115
	University of California Revenue	4.767%	5/15/2115	4,925	4,003
	University of Michigan Revenue	2.437%	4/1/2040	9,978	7,636
	University of Michigan Revenue	3.599%	4/1/2047	4,120	3,452
	University of Michigan Revenue	2.562%	4/1/2050	2,550	1,602
	University of Michigan Revenue	3.504%	4/1/2052	3,950	2,931
	University of Michigan Revenue	3.504%	4/1/2052	5,300	3,933
	University of Michigan Revenue	4.454%	4/1/2122	12,600	9,803
	University of Minnesota Revenue	4.048%	4/1/2052	1,416	1,140
	University of Nebraska Student Fee Revenue	3.037%	10/1/2049	3,660	2,632
[15]	University of Oregon Revenue	3.424%	3/1/2060	5,270	3,701
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/2119	8,965	5,607
	University of Texas Financing System Revenue	4.794%	8/15/2046	2,200	2,085
	University of Texas Financing System Revenue	3.354%	8/15/2047	2,575	1,954
	University of Texas Financing System Revenue	2.439%	8/15/2049	2,375	1,478
	University of Texas Permanent University Fund Revenue	3.376%	7/1/2047	6,800	5,123
	University of Texas Permanent University Fund Revenue	3.100%	7/1/2049	4,725	3,463
	University of Virginia Revenue	2.256%	9/1/2050	11,890	6,949
	University of Virginia Revenue	4.179%	9/1/2117	3,565	2,646
	University of Virginia Revenue	3.227%	9/1/2119	2,300	1,314
	Williamsburg VA Economic Development Authority Revenue (Colonial Foundation Project)	4.957%	11/1/2035	1,380	1,385
	Wisconsin General Fund Annual Appropriation Revenue ETM	3.154%	5/1/2027	3,050	3,034
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/2036	9,400	8,929
Total Taxable Municipal Bonds (Cost $1,692,305)					1,495,560
139

Total Bond Market II Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[17]	Vanguard Market Liquidity Fund (Cost $8,704,304)	3.780%	87,045,327	8,704,533
Total Investments (101.1%) (Cost $370,118,967)				355,380,676
Other Assets and Liabilities—Net (-1.1%)				(4,025,280)
Net Assets (100%)				351,355,396
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $81 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
2	Securities with a value of $51,868 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	U.S. government-guaranteed.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of December 31, 2025.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, the aggregate value was $597,543, representing 0.2% of net assets.
9	Guaranteed by the Government of Canada.
10	Guaranteed by the Government of Japan.
11	Guaranteed by the Federal Republic of Germany.
12	Guaranteed by the Republic of Austria.
13	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
15	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
COP—Certificate of Participation.
DAC—Designated Activity Company.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
REIT—Real Estate Investment Trust.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month.
SO—Special Obligation.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S45-V1	12/20/2030	USD	2,250,000	1.000	51,598	2,320
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
See accompanying Notes, which are an integral part of the Financial Statements.
140

Total Bond Market II Index Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $361,414,663)	346,676,143
Affiliated Issuers (Cost $8,704,304)	8,704,533
Total Investments in Securities	355,380,676
Investment in Vanguard	8,259
Cash	24,400
Receivables for Investment Securities Sold	2,781,940
Receivables for Accrued Income	2,770,252
Receivables for Capital Shares Issued	132,081
Variation Margin Receivable—Centrally Cleared Swap Contracts	7
Total Assets	361,097,615
Liabilities
Payables for Investment Securities Purchased	9,061,639
Payables for Capital Shares Redeemed	672,495
Payables to Vanguard	8,085
Total Liabilities	9,742,219
Net Assets	351,355,396
At December 31, 2025, net assets consisted of:

Paid-in Capital	376,826,988
Total Distributable Earnings (Loss)	(25,471,592)
Net Assets	351,355,396

Investor Shares—Net Assets
Applicable to 17,022,459,540 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	164,018,592
Net Asset Value Per Share—Investor Shares	$9.64

Institutional Shares—Net Assets
Applicable to 19,442,508,824 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	187,336,804
Net Asset Value Per Share—Institutional Shares	$9.64
See accompanying Notes, which are an integral part of the Financial Statements.
141

Total Bond Market II Index Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Interest[1]	12,959,780
Total Income	12,959,780
Expenses
The Vanguard Group—Note B
Investment Advisory Services	15,290
Management and Administrative—Investor Shares	118,648
Management and Administrative—Institutional Shares	23,365
Marketing and Distribution—Investor Shares	7,255
Marketing and Distribution—Institutional Shares	5,053
Custodian Fees	443
Auditing Fees	152
Shareholders’ Reports and Proxy Fees—Investor Shares	1,277
Shareholders’ Reports and Proxy Fees—Institutional Shares	13
Trustees’ Fees and Expenses	186
Other Expenses	81
Total Expenses	171,763
Net Investment Income	12,788,017
Realized Net Gain (Loss)
Investment Securities Sold[1]	(2,149,379)
Futures Contracts	820
Swap Contracts	14,246
Realized Net Gain (Loss)	(2,134,313)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	11,443,167
Swap Contracts	2,320
Change in Unrealized Appreciation (Depreciation)	11,445,487
Net Increase (Decrease) in Net Assets Resulting from Operations	22,099,191
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $261,049, ($513), and ($245), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
142

Total Bond Market II Index Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,788,017	10,797,927
Realized Net Gain (Loss)	(2,134,313)	(2,502,379)
Change in Unrealized Appreciation (Depreciation)	11,445,487	(4,407,700)
Net Increase (Decrease) in Net Assets Resulting from Operations	22,099,191	3,887,848
Distributions
Investor Shares	(6,005,807)	(5,192,146)
Institutional Shares	(6,788,554)	(5,606,380)
Total Distributions	(12,794,361)	(10,798,526)
Capital Share Transactions
Investor Shares	10,666,270	18,746,834
Institutional Shares	21,933,335	25,412,994
Net Increase (Decrease) from Capital Share Transactions	32,599,605	44,159,828
Total Increase (Decrease)	41,904,435	37,249,150
Net Assets
Beginning of Period	309,450,961	272,201,811
End of Period	351,355,396	309,450,961
See accompanying Notes, which are an integral part of the Financial Statements.
143

Total Bond Market II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.36	$9.59	$9.37	$11.05	$11.46
Investment Operations
Net Investment Income[1]	.374	.347	.293	.223	.194
Net Realized and Unrealized Gain (Loss) on Investments	.280	(.230)	.219	(1.672)	(.393)
Total from Investment Operations	.654	.117	.512	(1.449)	(.199)
Distributions
Dividends from Net Investment Income	(.374)	(.347)	(.292)	(.223)	(.194)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.017)
Total Distributions	(.374)	(.347)	(.292)	(.231)	(.211)
Net Asset Value, End of Period	$9.64	$9.36	$9.59	$9.37	$11.05
Total Return[2]	7.09%	1.24%	5.58%	-13.19%	-1.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$164,019	$148,927	$133,525	$115,524	$141,913
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%[3]	0.09%[3]	0.09%
Ratio of Net Investment Income to Average Net Assets	3.92%	3.66%	3.13%	2.25%	1.74%
Portfolio Turnover Rate[4]	107%	88%	39%	49%	76%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.
4	Includes 18%, 12%, 11%, 29%, and 38%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
144

Total Bond Market II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.36	$9.59	$9.37	$11.05	$11.46
Investment Operations
Net Investment Income[1]	.380	.354	.300	.231	.201
Net Realized and Unrealized Gain (Loss) on Investments	.280	(.231)	.219	(1.673)	(.393)
Total from Investment Operations	.660	.123	.519	(1.442)	(.192)
Distributions
Dividends from Net Investment Income	(.380)	(.353)	(.299)	(.230)	(.201)
Distributions from Realized Capital Gains	—	—	—	(.008)	(.017)
Total Distributions	(.380)	(.353)	(.299)	(.238)	(.218)
Net Asset Value, End of Period	$9.64	$9.36	$9.59	$9.37	$11.05
Total Return	7.17%	1.31%	5.66%	-13.12%	-1.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$187,337	$160,524	$138,677	$114,556	$115,495
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%[2]	0.02%[2]	0.02%
Ratio of Net Investment Income to Average Net Assets	3.99%	3.73%	3.20%	2.34%	1.81%
Portfolio Turnover Rate[3]	107%	88%	39%	49%	76%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Includes 18%, 12%, 11%, 29%, and 38%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
145

Total Bond Market II Index Fund
Notes to Financial Statements
Vanguard Total Bond Market II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At December 31, 2025, counterparties had deposited in segregated accounts securities with a value of $3,501,000 and cash of $10,404,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at December 31, 2025.
146

Total Bond Market II Index Fund
5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended December 31, 2025, the fund's average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and
147

Total Bond Market II Index Fund
investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $8,259,000, representing less than 0.01% of the fund’s net assets and 3.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	241,187,505	—	241,187,505
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,821,624	—	6,821,624
Corporate Bonds	—	85,851,798	—	85,851,798
Sovereign Bonds	—	11,319,656	—	11,319,656
Taxable Municipal Bonds	—	1,495,560	—	1,495,560
Temporary Cash Investments	8,704,533	—	—	8,704,533
Total	8,704,533	346,676,143	—	355,380,676

Derivative Financial Instruments
Assets
Swap Contracts[1]	—	2,320	—	2,320
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At December 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Centrally Cleared Swap Contracts[1]	2,320	2,320
Total Assets	2,320	2,320
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
148

Total Bond Market II Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	820	—	820
Swap Contracts	—	14,246	14,246
Realized Net Gain (Loss) on Derivatives	820	14,246	15,066

Change in Unrealized Appreciation (Depreciation) on Derivatives
Swap Contracts	—	2,320	2,320
Change in Unrealized Appreciation (Depreciation) on Derivatives	—	2,320	2,320
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	14,686
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(15,585,492)
Capital Loss Carryforwards	(9,900,786)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(25,471,592)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	12,794,361	10,798,526
Long-Term Capital Gains	—	—
Total	12,794,361	10,798,526
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	370,968,488
Gross Unrealized Appreciation	3,374,916
Gross Unrealized Depreciation	(18,960,408)
Net Unrealized Appreciation (Depreciation)	(15,585,492)
F.  During the year ended December 31, 2025, the fund purchased $29,130,184,000 of investment securities and sold $24,244,780,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $346,000,205,000 and $320,456,649,000, respectively.
149

Total Bond Market II Index Fund
G.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	24,962,213	2,618,286	20,504,349	2,164,923
Issued in Lieu of Cash Distributions	6,005,807	628,333	5,192,146	548,882
Redeemed	(20,301,750)	(2,133,922)	(6,949,661)	(727,771)
Net Increase (Decrease)—Investor Shares	10,666,270	1,112,697	18,746,834	1,986,034
Institutional Shares
Issued	36,086,942	3,781,840	27,508,742	2,901,701
Issued in Lieu of Cash Distributions	6,788,213	710,095	5,606,372	592,636
Redeemed	(20,941,820)	(2,198,023)	(7,702,120)	(806,768)
Net Increase (Decrease)—Institutional Shares	21,933,335	2,293,912	25,412,994	2,687,569
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
150

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market II Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Bond Market II Index Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
151

Tax information (unaudited)
The fund hereby designates for the fiscal year $5,765,492,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 92.7%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q6350 022026
152

Financial Statements
For the year ended December 31, 2025
Vanguard Inflation-Protected Securities Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	15
Tax information	16

Inflation-Protected Securities Fund
Financial Statements
Schedule of Investments
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/2027	635,010	627,272
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/2027	319,738	322,336
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/2027	805,607	791,004
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/2027	727,103	718,699
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2027	807,824	814,005
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/2028	729,467	716,756
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2028	301,147	303,429
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2028	789,278	786,260
[1]	United States Treasury Inflation Indexed Bonds	3.625%	4/15/2028	309,142	324,456
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/2028	652,982	645,379
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/2028	817,416	842,130
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/2029	546,491	538,292
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/2029	278,523	287,600
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/2029	837,658	855,859
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/2029	354,985	382,610
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/2029	645,320	622,077
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2029	871,295	880,280
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2030	728,723	691,488
	United States Treasury Inflation Indexed Bonds	1.625%	4/15/2030	903,573	908,586
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2030	802,789	758,194
	United States Treasury Inflation Indexed Bonds	1.125%	10/15/2030	924,397	910,965
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2031	826,932	771,499
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2031	842,492	781,278
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2032	915,531	836,923
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/2032	130,284	143,914
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/2032	950,235	892,253
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/2033	939,730	902,362
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/2033	920,213	897,571
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2034	973,536	968,818
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/2034	1,010,094	1,015,025
	United States Treasury Inflation Indexed Bonds	2.125%	1/15/2035	1,061,321	1,081,056
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/2035	1,100,136	1,098,117
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/2040	164,364	162,650
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/2041	1,487	1,455
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/2042	658,439	512,365
	United States Treasury Inflation Indexed Bonds	0.625%	2/15/2043	310,487	230,969
	United States Treasury Inflation Indexed Bonds	1.375%	2/15/2044	426,373	356,899
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/2045	471,193	343,391
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/2046	241,496	181,947
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/2047	295,241	212,856
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/2048	213,887	156,216
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/2049	194,595	139,975
[2]	United States Treasury Inflation Indexed Bonds	0.250%	2/15/2050	303,047	174,384
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/2051	297,749	160,809
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/2052	357,684	189,000
	United States Treasury Inflation Indexed Bonds	1.500%	2/15/2053	324,259	252,789
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/2054	329,619	296,396
	United States Treasury Inflation Indexed Bonds	2.375%	2/15/2055	322,346	305,954
	United States Treasury Note/Bond	4.250%	2/28/2031	60,000	61,406
	United States Treasury Note/Bond	4.125%	3/31/2031	20,000	20,350
	United States Treasury Note/Bond	4.625%	4/30/2031	75,000	78,111
	United States Treasury Note/Bond	4.625%	5/31/2031	146,650	152,739
	United States Treasury Note/Bond	3.750%	8/31/2031	70,000	69,811
	United States Treasury Note/Bond	4.125%	2/29/2032	92,000	93,355
	United States Treasury Note/Bond	4.000%	2/15/2034	109,000	108,787
	United States Treasury Note/Bond	4.250%	11/15/2034	50,000	50,592
	United States Treasury Note/Bond	4.250%	8/15/2035	20,000	20,170
Total U.S. Government and Agency Obligations (Cost $28,022,033)					27,449,869
1

Inflation-Protected Securities Fund
			Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3]	Vanguard Market Liquidity Fund (Cost $33,364)		3.780%		333,649	33,365
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	5-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.250% Annually	WFB	3/26/2026	3.250%	90,700	275
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	149,500	3,522
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.260% Annually	WFB	3/26/2026	3.260%	23,300	6
	30-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.950% Annually	BANA	3/9/2026	3.950%	24,030	150
						3,953
Total Options Purchased (Cost $5,947)						3,953
Total Investments (99.6%) (Cost $28,061,344)						27,487,187
Other Assets and Liabilities—Net (0.4%)						99,147
Net Assets (100%)						27,586,334
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $43,972 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $28,998 have been segregated as initial margin for open futures contracts.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BANA—Bank of America, N.A.
NGFP—Normura Global Financial Products Inc.
SOFR—Secured Overnight Financing Rate.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.700% Annually	WFB	3/26/2026	2.700%	90,700	(31)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	125,700	(5,043)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.750% Annually	BANA	3/9/2026	3.750%	48,060	(96)
30-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.810% Annually	WFB	3/26/2026	3.810%	23,300	(104)
Total Options Written (Premiums Received $7,383)					(5,274)
BANA—Bank of America, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

2

Inflation-Protected Securities Fund
Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	1,788	373,315	373
5-Year U.S. Treasury Note	March 2026	18,901	2,065,968	(4,319)
10-Year U.S. Treasury Note	March 2026	1,026	115,361	(1,119)
				(5,065)

Short Futures Contracts
Long U.S. Treasury Bond	March 2026	(52)	(6,011)	65
Ultra 10-Year U.S. Treasury Note	March 2026	(1,269)	(145,955)	(274)
				(209)
				(5,274)

Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)[1]	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
12/15/2027	4/3/2026[2]	900,000	0.000[3]	(3.128)[4]	1,782	1,782
12/15/2027	4/3/2026[2]	170,000	0.000[3]	(3.230)[4]	53	53
9/10/2029	9/10/2027[2]	72,600	3.072[4]	(0.000)[3]	(463)	(463)
9/22/2029	9/22/2027[2]	79,600	3.221[4]	(0.000)[3]	(302)	(302)
5/31/2030	4/3/2026[2]	725,000	0.000[3]	(3.226)[4]	4,913	4,913
5/31/2030	4/3/2026[2]	180,000	0.000[3]	(3.428)[4]	(175)	(175)
5/31/2030	4/3/2026[2]	180,000	0.000[3]	(3.282)[4]	833	833
9/10/2032	9/10/2027[2]	61,400	0.000[3]	(3.349)[4]	886	886
9/22/2032	9/22/2027[2]	66,600	0.000[3]	(3.465)[4]	644	644
1/5/2033	1/5/2028[2]	41,260	3.709[4]	(0.000)[3]	—	—
8/15/2035	3/31/2026[2]	35,340	0.000[3]	(3.545)[4]	649	649
10/24/2035	N/A	57,200	0.000[5]	(2.480)[6]	(294)	(294)
10/24/2035	N/A	12,710	0.000[5]	(2.472)[6]	(56)	(56)
10/24/2035	N/A	12,710	0.000[5]	(2.492)[6]	(78)	(78)
10/24/2035	N/A	12,710	0.000[5]	(2.479)[6]	(64)	(64)
10/27/2035	N/A	31,750	0.000[5]	(2.505)[6]	(234)	(234)
10/27/2035	N/A	12,700	0.000[5]	(2.502)[6]	(90)	(90)
10/30/2035	N/A	19,000	0.000[5]	(2.475)[6]	(92)	(92)
12/1/2035	N/A	79,000	0.000[5]	(2.409)[6]	(13)	(13)
9/10/2037	9/10/2027[2]	16,800	3.733[4]	(0.000)[3]	(380)	(380)
9/22/2037	9/22/2027[2]	18,200	3.804[4]	(0.000)[3]	(318)	(318)
10/18/2040	10/18/2030[2]	59,800	0.000[3]	(4.100)[4]	1,358	1,358
10/18/2045	10/18/2035[2]	66,300	4.358[4]	(0.000)[3]	(1,386)	(1,386)
1/5/2058	1/5/2028[2]	11,100	0.000[3]	(4.239)[4]	—	—
					7,173	7,173
1 Notional amount denominated in U.S. dollar.
2 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
3 Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
4 Interest payment received/(paid) annually.
5 Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/(paid) at maturity.
6 Interest payment received/(paid) at maturity.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Inflation-Protected Securities Fund
Statement of Assets and Liabilities
As of December 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $28,027,980)	27,453,822
Affiliated Issuers (Cost $33,364)	33,365
Total Investments in Securities	27,487,187
Investment in Vanguard	662
Cash	2,115
Receivables for Investment Securities Sold	185,090
Receivables for Accrued Income	124,928
Receivables for Capital Shares Issued	21,171
Variation Margin Receivable—Centrally Cleared Swap Contracts	636
Other Assets	117
Total Assets	27,821,906
Liabilities
Payables for Investment Securities Purchased	183,919
Payables for Capital Shares Redeemed	42,946
Payables to Vanguard	1,143
Options Written, at Value (Premiums Received $7,383)	5,274
Variation Margin Payable—Futures Contracts	2,290
Total Liabilities	235,572
Net Assets	27,586,334
At December 31, 2025, net assets consisted of:

Paid-in Capital	31,681,945
Total Distributable Earnings (Loss)	(4,095,611)
Net Assets	27,586,334

Investor Shares—Net Assets
Applicable to 172,710,011 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,021,253
Net Asset Value Per Share—Investor Shares	$11.70

Admiral™ Shares—Net Assets
Applicable to 592,948,779 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,622,583
Net Asset Value Per Share—Admiral Shares	$22.97

Institutional Shares—Net Assets
Applicable to 1,276,091,600 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,942,498
Net Asset Value Per Share—Institutional Shares	$9.36
See accompanying Notes, which are an integral part of the Financial Statements.
4

Inflation-Protected Securities Fund
Statement of Operations

Year Ended December 31, 2025
($000)
Investment Income
Income
Interest[1]	1,304,777
Total Income	1,304,777
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,458
Management and Administrative—Investor Shares	3,852
Management and Administrative—Admiral Shares	10,856
Management and Administrative—Institutional Shares	5,862
Marketing and Distribution—Investor Shares	91
Marketing and Distribution—Admiral Shares	713
Marketing and Distribution—Institutional Shares	362
Custodian Fees	19
Auditing Fees	38
Shareholders’ Reports and Proxy Fees—Investor Shares	39
Shareholders’ Reports and Proxy Fees—Admiral Shares	251
Shareholders’ Reports and Proxy Fees—Institutional Shares	287
Trustees’ Fees and Expenses	16
Other Expenses	16
Total Expenses	25,860
Net Investment Income	1,278,917
Realized Net Gain (Loss)
Investment Securities Sold[1]	(360,835)
Futures Contracts	(4,558)
Options Purchased	(10,788)
Options Written	8,314
Swap Contracts	2,999
Realized Net Gain (Loss)	(364,868)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	876,663
Futures Contracts	(4,335)
Options Purchased	(1,994)
Options Written	2,109
Swap Contracts	7,460
Change in Unrealized Appreciation (Depreciation)	879,903
Net Increase (Decrease) in Net Assets Resulting from Operations	1,793,952
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11,574, $18, and ($46), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Inflation-Protected Securities Fund
Statement of Changes in Net Assets

	Year Ended December 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,278,917	1,080,967
Realized Net Gain (Loss)	(364,868)	(1,078,296)
Change in Unrealized Appreciation (Depreciation)	879,903	496,916
Net Increase (Decrease) in Net Assets Resulting from Operations	1,793,952	499,587
Distributions
Investor Shares	(94,521)	(90,164)
Admiral Shares	(634,614)	(546,462)
Institutional Shares	(547,985)	(445,343)
Total Distributions	(1,277,120)	(1,081,969)
Capital Share Transactions
Investor Shares	(206,010)	(383,621)
Admiral Shares	245,319	(1,126,160)
Institutional Shares	1,206,308	(718,521)
Net Increase (Decrease) from Capital Share Transactions	1,245,617	(2,228,302)
Total Increase (Decrease)	1,762,449	(2,810,684)
Net Assets
Beginning of Period	25,823,885	28,634,569
End of Period	27,586,334	25,823,885
See accompanying Notes, which are an integral part of the Financial Statements.
6

Inflation-Protected Securities Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$11.47	$11.73	$11.80	$14.49	$14.43
Investment Operations
Net Investment Income[1]	.545	.453	.468	.965	.766
Net Realized and Unrealized Gain (Loss) on Investments	.228	(.246)	(.045)	(2.672)	.023
Total from Investment Operations	.773	.207	.423	(1.707)	.789
Distributions
Dividends from Net Investment Income	(.543)	(.467)	(.493)	(.983)	(.728)
Distributions from Realized Capital Gains	—	—	—	—	(.001)
Total Distributions	(.543)	(.467)	(.493)	(.983)	(.729)
Net Asset Value, End of Period	$11.70	$11.47	$11.73	$11.80	$14.49
Total Return[2]	6.77%	1.75%	3.65%	-11.95%	5.56%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,021	$2,181	$2,614	$3,082	$4,024
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%[3]	0.20%
Ratio of Net Investment Income to Average Net Assets	4.60%	3.85%	3.95%	7.33%	5.26%
Portfolio Turnover Rate	60%	75%	34%	28%	24%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.20%.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Inflation-Protected Securities Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.52	$23.03	$23.16	$28.44	$28.32
Investment Operations
Net Investment Income[1]	1.093	.912	.947	1.929	1.534
Net Realized and Unrealized Gain (Loss) on Investments	.446	(.483)	(.085)	(5.252)	.045
Total from Investment Operations	1.539	.429	.862	(3.323)	1.579
Distributions
Dividends from Net Investment Income	(1.089)	(.939)	(.992)	(1.957)	(1.458)
Distributions from Realized Capital Gains	—	—	—	—	(.001)
Total Distributions	(1.089)	(.939)	(.992)	(1.957)	(1.459)
Net Asset Value, End of Period	$22.97	$22.52	$23.03	$23.16	$28.44
Total Return[2]	6.87%	1.86%	3.79%	-11.85%	5.68%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,623	$13,109	$14,535	$16,985	$22,745
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	4.70%	3.95%	4.07%	7.46%	5.37%
Portfolio Turnover Rate	60%	75%	34%	28%	24%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Inflation-Protected Securities Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended December 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.17	$9.38	$9.43	$11.59	$11.54
Investment Operations
Net Investment Income[1]	.449	.377	.390	.781	.626
Net Realized and Unrealized Gain (Loss) on Investments	.187	(.201)	(.033)	(2.141)	.021
Total from Investment Operations	.636	.176	.357	(1.360)	.647
Distributions
Dividends from Net Investment Income	(.446)	(.386)	(.407)	(.800)	(.597)
Distributions from Realized Capital Gains	—	—	—	—	(.000)[2]
Total Distributions	(.446)	(.386)	(.407)	(.800)	(.597)
Net Asset Value, End of Period	$9.36	$9.17	$9.38	$9.43	$11.59
Total Return	6.98%	1.86%	3.85%	-11.90%	5.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,942	$10,534	$11,485	$12,033	$14,998
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	4.74%	4.00%	4.12%	7.42%	5.37%
Portfolio Turnover Rate	60%	75%	34%	28%	24%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Inflation-Protected Securities Fund
Notes to Financial Statements
Vanguard Inflation-Protected Securities Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended ended December 31, 2025, the fund’s average value of investments in options purchased and options written represented less than 1% of net assets, based on the average market values at each quarter-end during the period. The fund had no open options contracts on futures at December 31, 2025.
3. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded in the Statement of Assets and Liabilities as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded in the Statement of Assets and Liabilities as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. The notional amounts of option contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of swaptions are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
During the year ended December 31, 2025, the fund’s average value of investments in swaptions purchased and swaptions written represented less than 1% of net assets, based on the average market values at each quarter-end during the period.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial
10

Inflation-Protected Securities Fund
strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended December 31, 2025, the fund’s average investments in long and short futures contracts represented 4% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended December 31, 2025, the fund’s average amount of investments in interest rate swaps represented 2% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at December 31, 2025.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending
11

Inflation-Protected Securities Fund
Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended December 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Effective January 12, 2026, Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC. The fund’s expense ratios and investment objectives remain unchanged.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2025, the fund had contributed to Vanguard capital in the amount of $662,000, representing less than 0.01% of the fund’s net assets and 0.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	27,449,869	—	27,449,869
Temporary Cash Investments	33,365	—	—	33,365
Options Purchased	—	3,953	—	3,953
Total	33,365	27,453,822	—	27,487,187

Derivative Financial Instruments
Assets
Futures Contracts[1]	438	—	—	438
Swap Contracts[1]	—	11,118	—	11,118
Total	438	11,118	—	11,556
Liabilities
Options Written	—	(5,274)	—	(5,274)
Futures Contracts[1]	(5,712)	—	—	(5,712)
Swap Contracts[1]	—	(3,945)	—	(3,945)
Total	(5,712)	(9,219)	—	(14,931)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
12

Inflation-Protected Securities Fund
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	12,354
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(718,620)
Capital Loss Carryforwards	(3,389,345)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(4,095,611)
The tax character of distributions paid was as follows:
	Year Ended December 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,277,120	1,081,969
Long-Term Capital Gains	—	—
Total	1,277,120	1,081,969
*	Includes short-term capital gains, if any.
As of December 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,207,706
Gross Unrealized Appreciation	221,246
Gross Unrealized Depreciation	(939,866)
Net Unrealized Appreciation (Depreciation)	(718,620)
E.  During the year ended December 31, 2025, the fund purchased $17,184,971,000 of investment securities and sold $16,115,505,000 of investment securities, other than temporary cash investments.
F.  Capital share transactions for each class of shares were:
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	287,345	24,247	196,081	16,663
Issued in Lieu of Cash Distributions	87,932	7,449	83,947	7,203
Redeemed	(581,287)	(49,105)	(663,649)	(56,542)
Net Increase (Decrease)—Investor Shares	(206,010)	(17,409)	(383,621)	(32,676)
Admiral Shares
Issued	2,914,243	125,424	2,158,190	93,501
Issued in Lieu of Cash Distributions	563,630	24,331	484,579	21,183
Redeemed	(3,232,554)	(139,052)	(3,768,929)	(163,554)
Net Increase (Decrease)—Admiral Shares	245,319	10,703	(1,126,160)	(48,870)
13

Inflation-Protected Securities Fund
	Year Ended December 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	2,901,491	305,953	1,714,048	182,460
Issued in Lieu of Cash Distributions	537,327	56,950	432,409	46,390
Redeemed	(2,232,510)	(235,351)	(2,864,978)	(304,481)
Net Increase (Decrease)—Institutional Shares	1,206,308	127,552	(718,521)	(75,631)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
14

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Inflation-Protected Securities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Inflation-Protected Securities Fund (one of the funds constituting Vanguard Bond Index Funds, referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
15

Tax information (unaudited)
The fund hereby designates for the fiscal year $1,274,012,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q1190 022026
16

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements

A majority of independent trustees of the board of Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, Vanguard Long-Term Bond Index Fund, Vanguard Ultra-Short Bond ETF, Vanguard Inflation-Protected Securities Fund, Vanguard Total Bond Market Fund and Vanguard Total Bond Market II Fund have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VCM’s Fixed Income Group, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VCM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certifications filed herewith.

(a)(2)   Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: February 23, 2026

VANGUARD BOND INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: February 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.